UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2020

Date of reporting period: March 31, 2020

Item 1.     Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Municipal Bond Market Overview

The U.S bond market increased during the 12 months ended March 31, 2020 (“reporting period”). The S&P National AMT-Free Municipal Bond Index returned 4.05% for the reporting period, trailing the 8.93% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinct parts. Prior to the outbreak, the U.S. economy grew at a steady pace and set records for the most consecutive months of economic expansion and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020, and the economic activity of countries worldwide was disrupted by restrictions on travel and work, markets became volatile as investors struggled to project the duration of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected as air traffic declined, and conferences and events were postponed. Similarly, industries such as restaurants and non-essential retail were closed in many areas of the country. The result was millions of laid-off workers, and unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record.

Prior to the coronavirus outbreak, municipal bonds posted solid returns, supported by lower interest rates and the effect of tax law changes. The 2017 tax bill limited the amount of state and local taxes that can be deducted from federally taxed income, driving higher-income investors toward tax-free municipal bonds. While the supply of tax-free bonds was somewhat restricted by limitations on advanced refunding (refinancing by issuing new tax-free bonds at a lower interest rate), issuance of taxable bonds increased significantly. Although the market for taxable municipal bonds is typically smaller than that of tax-exempt bonds since investors demand higher yields for taxable bonds, declining interest rates reached a level that meant issuing taxable bonds for refinancing became attractive to some issuers.

After the coronavirus outbreak, municipal bonds initially performed well, as investors seeking lower-volatility investments moved away from equities. However, as concerns around the economic impact of the crisis deepened, municipal bond prices declined sharply, driven by concerns that the economic effect of the outbreak would pressure municipal budgets. But a stimulus bill passed by Congress and the inclusion of municipal bonds in the U.S. Federal Reserve Bank’s (“Fed’s”) buying program reassured markets and improved liquidity, leading municipal bonds to recover some of their earlier losses.

Among individual states, demand for municipal bonds from New York and California was particularly brisk, due in part to the limit on state and local tax deductions. State revenues from the 2019 tax season were robust, and most state budgets were generally healthy, with many adding to rainy day funds, which are designed to provide a financial cushion against future revenue shortfalls. However, late in the reporting period, concern mounted that the economic slowdown, combined with added strain from coronavirus-related expenses, would negatively affect state and municipal budgets.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Investment Objective

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.46%	1.37%	1.55%	1.46%	7.05%	9.06%
Fund Market	0.78	1.16	1.43	0.78	5.96	8.33
Index	1.62	1.53	1.63	1.62	7.86	9.54

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.10	$0.90		$1,000.00	$1,024.10	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	31.8%
AA+	20.1
AA	18.4
AA-	11.4
A+	5.2
A	1.4
A-	0.7
BBB+	1.2
BBB	0.4
BBB-	0.4
Not Rated	7.8
Short-Term and Other Assets	1.2

TEN LARGEST STATES

State	Percent of Net Assets
California	10.7%
Texas	8.7
New York	7.2
Florida	7.0
Washington	6.2
Arizona	5.8
Massachusetts	5.0
Maryland	4.8
Virginia	3.8
North Carolina	2.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,214
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	1,070	1,086,932
Series A, 5.00%, 09/01/20	100	101,618
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	160	162,562
Auburn University RB, 5.00%, 06/01/20	20	20,128
City of Huntsville AL GO
4.00%, 09/01/20	235	237,844
Series A, 4.00%, 09/01/20	225	227,723
Series A, 5.00%, 08/01/20	40	40,518
State of Alabama GO, Series A, 5.00%, 08/01/20	985	997,755
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	131,258

		3,036,552

Alaska — 0.2%
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	25,401
Series B, 5.00%, 09/01/20 (NPFGC)	130	132,087
State of Alaska GO
Series A, 4.00%, 08/01/20	370	373,463
Series A, 5.00%, 08/01/20	25	25,316
Series B, 5.00%, 08/01/20	210	212,657

		768,924

Arizona — 5.8%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	120	120,750
Series C, 5.00%, 06/01/20	115	115,719
Arizona Department of Transportation State Highway Fund Revenue RB
3.50%, 07/01/20	450	452,673
Series A, 5.00%, 07/01/20	670	676,452
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	1,250	1,270,012
Arizona State University COP, 5.00%, 09/01/20	280	284,446
Arizona State University RB
Series A, 5.00%, 07/01/20	425	429,008
Series C, 5.00%, 07/01/20	85	85,802
Arizona Transportation Board RB
4.00%, 07/01/20	520	523,744
5.00%, 07/01/20	480	484,637
Series A, 5.00%, 07/01/20	100	100,963
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,499,122
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	201,902
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	80,578
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	235	237,275
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	25,235
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/20	25	25,181
5.00%, 07/01/20 (NPFGC)	75	75,726
City of Peoria AZ GOL, 4.00%, 07/15/20	100	100,836
City of Phoenix AZ GO, 4.00%, 07/01/20	1,450	1,460,469
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	201,444
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20	60	60,284
4.00%, 07/01/20	110	110,789
5.00%, 07/01/20	2,245	2,266,693

Security	Par (000)	Value

Arizona (continued)
5.25%, 07/01/20 (NPFGC)	$290	$292,987
Series A, 3.50%, 07/01/20	160	160,947
Series A, 5.00%, 07/01/20	440	444,244
Series B, 5.00%, 07/01/20	650	656,292
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	55,532
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	40,387
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	161,155
Series B, 5.00%, 07/01/20	170	171,646
Series C, 4.00%, 07/01/20	180	181,300
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	115,817
County of Pima AZ RB, 5.00%, 07/01/20	415	418,988
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	125	126,201
5.00%, 07/01/20 (AGM)	150	151,388
5.00%, 07/01/20 (ETM) (AGM)	215	216,989
Series A, 5.00%, 07/01/20	440	444,228
Series B, 5.00%, 07/01/20	315	318,027
County of Pinal AZ RB, 5.00%, 08/01/20	25	25,320
Maricopa County Community College District GO
3.00%, 07/01/20	175	175,833
Series D, 4.00%, 07/01/20	570	574,115
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	242,323
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	166,191
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/20	160	161,540
5.25%, 07/01/20 (AGM)	160	161,640
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	50,320
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	755	762,308
State of Arizona COP, 5.00%, 09/01/20	370	375,861
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	80,774
University of Arizona (The) RB
5.00%, 08/01/20	50	50,631
Series B, 4.00%, 06/01/20	115	115,531
Series B, 5.00%, 06/01/20	100	100,625
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	150,714

		18,039,594

Arkansas — 0.3%
State of Arkansas GO, 4.00%, 06/15/20	845	850,248

California — 10.7%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	96,375
Acalanes Union High School District GO, 4.00%, 08/01/20	50	50,483
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	199,222
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	86,466
California State Public Works Board RB
5.00%, 06/01/20	365	367,325
5.00%, 09/01/20	150	152,413
Series A, 5.00%, 06/01/20	100	100,637
Series A, 5.00%, 09/01/20	470	477,562
Series D, 5.00%, 09/01/20	465	472,482
Series F, 5.00%, 09/01/20	155	157,494

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 09/01/20	$150	$152,413
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	65	65,842
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	115	116,111
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	95,610
City & County of San Francisco CA GO
5.00%, 06/15/20	50	50,397
Series R1, 5.00%, 06/15/20	540	544,288
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	145,931
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	81,230
Series B, 5.00%, 09/01/20	485	492,459
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	130,578
Series A, 5.00%, 06/01/20	425	427,584
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	105,503
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/20	180	182,920
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	25,242
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	99,638
Coast Community College District GO
0.00%, 08/01/20 (NPFGC)(a)	125	124,560
Series A, 5.00%, 08/01/20	60	60,777
Contra Costa Community College District GO, 5.00%, 08/01/20	50	50,648
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	39,837
Desert Community College District GO, 5.00%, 08/01/20	25	25,324
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	20,128
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/20	150	150,963
Series B, 4.00%, 06/01/20	140	140,671
East Side Union High School District GO, 4.00%, 08/01/20	215	216,933
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/20	100	101,295
Foothill-De Anza Community College District GO
4.00%, 08/01/20	30	30,290
5.25%, 08/01/20 (NPFGC)	270	273,718
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	20,253
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	126,208
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,902
Grossmont Union High School District GO, 4.00%, 08/01/20	25	25,242
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	131,683
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	75,971
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	25,242
Long Beach Unified School District GO, 5.00%, 08/01/20	600	607,668
Los Angeles Community College District/CA GO Series A, 5.00%, 08/01/20	275	278,542

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 08/01/20	$65	$65,837
Series F, 5.00%, 08/01/20	280	283,606
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	500	503,165
Series A, 5.00%, 07/01/20	555	560,306
Series B, 5.00%, 06/01/20	330	332,089
Series B, 5.00%, 07/01/20	245	247,342
Series C, 5.00%, 07/01/20	40	40,382
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	273,496
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/20	175	176,246
Series A, 5.00%, 07/01/20	765	772,329
Series B, 5.00%, 07/01/20	10	10,096
Series C, 4.00%, 07/01/20	200	201,424
Series E, 5.00%, 07/01/20	300	302,874
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	495	499,792
Series B, 5.00%, 07/01/20	115	116,113
Los Angeles Unified School District/CA GO
5.00%, 07/01/20	350	353,213
Series A, 4.00%, 07/01/20	280	281,882
Series A, 5.00%, 07/01/20	1,440	1,453,219
Series A-1, 5.00%, 07/01/20	60	60,551
Series A-2, 4.00%, 07/01/20	50	50,336
Series B-1, 5.00%, 07/01/20	700	706,426
Series C, 5.00%, 07/01/20	1,070	1,079,823
Series KRY, 4.00%, 07/01/20	70	70,470
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	45,435
Los Rios Community College District GO, 5.00%, 08/01/20	205	207,654
Marin Community College District GO, 4.00%, 08/01/20	150	151,449
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	530,082
Series C, 5.00%, 07/01/20	40	40,387
Series G, 5.00%, 07/01/20	165	166,597
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	253,960
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	101,622
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	100,968
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	84,697
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	74,708
Ohlone Community College District GO, 4.00%, 08/01/20	100	100,966
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	40,518
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	176,690
Poway Unified School District GO, 5.00%, 08/01/20	110	111,425
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	76,217
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	105	105,674
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	100,966
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	225	228,256
Series K, 5.90%, 07/01/20 (AMBAC)	185	187,201
Series X, 5.00%, 08/15/20	215	218,111

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series Y, 4.00%, 08/15/20	$20	$20,216
Series Y, 5.00%, 08/15/20	40	40,579
San Diego Community College District GO, 5.00%, 08/01/20	215	217,784
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	100	100,930
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/20	75	75,971
Series A, 5.00%, 09/01/20 (ETM)	110	111,797
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	106,037
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	141,813
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	186,336
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	251,917
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	75,971
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	209,049
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	120	120,770
San Mateo County Community College District GO
4.00%, 09/01/20	70	70,847
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	413,103
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	125,993
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	416,650
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	325	328,032
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	50,484
Santa Monica Community College District GO, 5.00%, 08/01/20	250	253,237
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	498,305
Sequoia Union High School District GO, 4.00%, 07/01/20	50	50,361
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	111,063
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	248,173
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	76,085
Southern California Public Power Authority RB
4.00%, 07/01/20	135	135,948
5.00%, 07/01/20	490	494,645
Series A, 5.00%, 07/01/20	440	444,171
State of California GO 4.00%, 09/01/20	750	759,075
5.00%, 08/01/20	735	744,519
5.00%, 09/01/20	3,430	3,485,635
Series B, 5.00%, 08/01/20	1,675	1,696,691
Series B, 5.00%, 09/01/20	900	914,598
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	30,389
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	696,710
Ventura County Community College District GO 4.00%, 08/01/20	125	126,208
5.00%, 08/01/20	65	65,842
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	110	111,063

Security	Par (000)	Value

California (continued)
William S Hart Union High School District GO, 4.00%, 09/01/20	$100	$101,210
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	164,391

		33,244,258

Colorado — 0.5%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	20,261
City & County of Denver Co. GO, Series B, 5.00%, 08/01/20	250	253,195
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	101,542
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	149,221
Regional Transportation District COP, Series A, 5.00%, 06/01/20	260	261,633
University of Colorado RB
Series A, 5.00%, 06/01/20	260	261,656
Series B, 5.00%, 06/01/20	505	508,217

		1,555,725

Connecticut — 1.7%
Connecticut State Health & Educational Facilities Authority RB
Series B-1, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	635	640,956
Series B-2, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	995	1,004,333
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	297,856
State of Connecticut GO 5.00%, 06/15/20	380	382,679
Series B, 5.25%, 06/01/20 (AMBAC)	510	513,111
Series C, 5.00%, 06/01/20	820	824,674
Series D, 5.00%, 06/15/20	205	206,445
Series E, 5.00%, 08/15/20	100	101,286
Series E, 5.00%, 09/01/20	200	202,882
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	460,233
Series A, 5.00%, 09/01/20	155	157,234
Series B, 5.00%, 09/01/20	335	339,827
Town of Darien CT GO, 4.00%, 08/01/20	40	40,386
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	96,315

		5,268,217

Delaware — 1.3%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	379,204
Series B, 5.00%, 07/15/20	130	131,457
Delaware Transportation Authority RB 5.00%, 07/01/20	655	661,091
5.00%, 09/01/20	160	162,528
Series 2014, 5.00%, 07/01/20	350	353,255
State of Delaware GO 5.00%, 07/01/20	95	95,920
Series A, 4.00%, 08/01/20	150	151,449
Series A, 5.00%, 07/01/20	100	100,968
Series B, 5.00%, 07/01/20	2,000	2,019,360

		4,055,232

District of Columbia — 0.6%
District of Columbia GO 5.00%, 06/01/20	1,050	1,056,720
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	307,077
Series E, 5.00%, 06/01/20	410	412,624

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/20	$100	$100,958

		1,877,379

Florida — 7.0%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/20	1,000	1,009,660
County of Hillsborough FL RB, 5.00%, 08/01/20	175	177,119
County of Miami-Dade FL GO 4.00%, 07/01/20	165	166,068
5.00%, 07/01/20	130	131,258
Series A, 5.00%, 07/01/20	760	767,357
Series B, 5.00%, 07/01/20	205	206,984
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	408,920
County of Palm Beach FL GO 5.00%, 07/01/20	110	111,065
5.00%, 08/01/20	200	202,590
County of Palm Beach FL RB 4.00%, 06/01/20	125	125,599
5.00%, 06/01/20	465	467,985
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/20	825	832,986
Series B, 5.00%, 07/01/20	240	242,323
Florida Department of Management Services RB, 5.00%, 09/01/20	100	101,622
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	370	374,177
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	307,916
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	253,238
Lee County School Board (The) COP, 5.00%, 08/01/20	80	81,022
Leon County School District RB, 5.00%, 09/01/20	325	330,203
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	545	549,785
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	486,182
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/20	335	338,176
Series B, 5.00%, 07/01/20	295	297,797
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	325	329,154
Series B, 5.00%, 08/01/20	265	268,342
Series C, 5.00%, 08/01/20	210	212,648
Series D, 5.00%, 08/01/20	140	141,765
Pasco County School Board COP 5.00%, 08/01/20	200	202,522
Series A, 5.00%, 08/01/20	75	75,946
Reedy Creek Improvement District GOL 5.00%, 06/01/20	175	176,108
Series A, 5.00%, 06/01/20	865	870,476
Series B, 4.00%, 06/01/20	200	200,940
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	525	530,019
Series B, 5.00%, 07/01/20	460	464,398
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	50,478
St. Johns County School Board COP, 5.00%, 07/01/20	45	45,430
State of Florida Department of Transportation RB, 5.00%, 07/01/20	60	60,581

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/20	$1,880	$1,898,198
Series B, 5.00%, 07/01/20	470	474,550
Series C, 5.00%, 07/01/20	175	176,694
State of Florida GO
5.00%, 06/01/20	385	387,452
5.00%, 07/01/20	1,090	1,100,605
Series A, 5.00%, 06/01/20	920	925,860
Series A, 5.00%, 07/01/20	30	30,292
Series B, 4.00%, 07/01/20	175	176,272
Series B, 5.00%, 06/01/20	1,995	2,007,709
Series D, 5.00%, 06/01/20	530	533,376
Series H, 5.00%, 06/01/20	80	80,510
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	843,024
Series E, 5.00%, 07/01/20	1,075	1,085,331
Series F, 5.00%, 07/01/20	485	489,661
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	86,086

		21,894,459

Georgia — 2.1%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	120	120,740
Gwinnett County School District GO 5.00%, 08/01/20	630	638,266
5.00%, 08/01/20 (ETM)	390	395,023
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20	325	329,209
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	35,451
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	353,388
Series A, 5.00%, 07/01/20 (NPFGC)	265	267,565
State of Georgia GO 5.00%, 07/01/20	600	605,808
Series A, 5.00%, 07/01/20	1,900	1,918,392
Series I, 5.00%, 07/01/20	1,880	1,898,198

		6,562,040

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB, 3.00%, 07/01/20	190	190,904
City & County of Honolulu HI GO 5.00%, 09/01/20	85	86,379
Series A, 4.00%, 08/01/20	175	176,691
Series A, 4.00%, 08/01/20 (ETM)	30	30,283
Series B, 5.00%, 08/01/20	1,105	1,119,310
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	1,290	1,302,487
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,243
County of Maui HI GO, 5.00%, 09/01/20	210	213,406
State of Hawaii Airports System Revenue RB, 5.25%, 07/01/20	200	202,060
State of Hawaii GO
Series EH, 5.00%, 08/01/20	790	800,231
Series EO, 5.00%, 08/01/20	440	445,698
Series EP, 5.00%, 08/01/20	340	344,403

		4,927,095

Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	115	116,233

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho (continued)
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	$210	$212,280

		328,513

Illinois — 0.9%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	201,132
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	40	40,419
Series A, 6.00%, 07/01/20 (NPFGC)	60	60,703
State of Illinois GO
4.00%, 09/01/20	175	175,269
5.00%, 07/01/20	775	777,550
5.00%, 08/01/20	195	195,866
5.00%, 08/01/20 (AGM)	50	50,266
State of Illinois RB
4.00%, 06/15/20	235	235,992
5.00%, 06/15/20	945	950,887
Second Series, 5.75%, 06/15/20 (NPFGC)	160	161,237

		2,849,321

Indiana — 1.0%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	126,195
Series R, 5.00%, 07/01/20	275	277,629
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	105	105,708
Indiana Finance Authority RB
5.25%, 07/01/20	215	217,208
Series C, 5.00%, 07/01/20	275	277,656
Series I, 5.00%, 07/01/20	25	25,242
Indiana University RB
Series A, 5.00%, 06/01/20	440	442,816
Series U, 5.00%, 08/01/20	65	65,840
Series V-1, 5.00%, 08/01/20	45	45,581
Series W-2, 5.00%, 08/01/20	365	369,716
Indianapolis Local Public Improvement Bond Bank RB
Series D, 5.00%, 06/01/20	50	50,317
Series K, 5.00%, 06/01/20	190	191,187
Purdue University RB
Series A, 4.00%, 07/01/20	500	503,610
Series A, 5.00%, 07/01/20	220	222,130
Series AA, 4.00%, 07/01/20	50	50,361
Series Y, 5.00%, 07/01/20	130	131,258
Series Z-1, 5.00%, 07/01/20	125	126,210

		3,228,664

Iowa — 0.8%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	719,576
Iowa City Community School District RB, 5.00%, 06/01/20	75	75,469
Iowa Finance Authority RB
5.00%, 08/01/20	115	116,486
Series A, 5.00%, 08/01/20	915	926,822
State of Iowa RB
4.00%, 06/15/20	205	206,209
4.50%, 06/15/22 (PR 06/15/20)	100	100,701
5.00%, 06/15/20	235	236,861
Series A, 5.00%, 06/01/20	250	251,600

		2,633,724

Kansas — 1.0%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	50,724
City of Wichita KS GO
Series 811, 5.00%, 06/01/20	145	145,931
Series A, 4.00%, 09/01/20	55	55,666

Security	Par (000)	Value

Kansas (continued)
Johnson County Unified School District No. 232 De Soto GO
Series A, 5.00%, 09/01/20	$210	$213,388
Series B, 5.00%, 09/01/20	150	152,419
Johnson County Unified School District No. 233 Olathe GO, Series C, 5.00%, 09/01/20	100	101,613
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	25,400
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,084
Series A, 5.00%, 09/01/20	500	508,065
Series C, 5.00%, 09/01/20	1,395	1,417,501
Wyandotte County Unified School District No. 500 Kansas City GO
4.00%, 09/01/20	250	252,972
5.25%, 09/01/20 (AGM)	75	76,278

		3,010,041

Kentucky — 0.1%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20	60	60,542
5.00%, 08/01/20	55	55,677
5.50%, 08/01/20 (AMBAC)	10	10,140
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	206,892

		333,251

Louisiana — 1.1%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	105,644
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	105,503
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	253,127
Series A, 5.00%, 09/01/20	1,000	1,015,670
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,014,660
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	101,466
Series C, 4.00%, 07/15/20	140	141,117
Series C, 5.00%, 07/15/20	430	434,657
Series C, 5.00%, 08/01/20	100	101,251
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	256,971

		3,530,066

Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	86,335
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	166,556
State of Maine GO, Series B, 4.00%, 06/01/20	410	411,964

		664,855

Maryland — 4.8%
City of Baltimore MD RB
5.00%, 07/01/20	150	151,434
Series D, 5.00%, 07/01/20	700	706,776
City of Frederick MD GO, 5.00%, 09/01/20	700	711,354
County of Baltimore MD GO
5.00%, 08/01/20	1,015	1,028,144
Series B, 5.00%, 08/01/20	125	126,619
County of Frederick MD GO, 4.00%, 08/01/20	25	25,242
County of Montgomery MD GO
5.00%, 07/01/20	750	757,260
Series A, 5.00%, 07/01/20	1,095	1,105,600
Series A, 5.00%, 08/01/20	200	202,590
County of Prince George’s MD GOL, Series B, 4.00%, 07/15/20	420	423,511

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority RB
5.00%, 07/01/20	$165	$166,597
Series A, 5.00%, 07/01/20	280	282,710
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	95,610
5.00%, 09/01/20	1,375	1,397,302
State of Maryland GO
Second Series E, 4.50%, 08/01/20	1,520	1,537,176
Series A, 5.00%, 08/01/20	355	359,598
Series B, 5.00%, 08/01/20	2,240	2,269,008
Series C, 5.00%, 08/01/20	1,750	1,772,662
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	1,385	1,393,892
Second Series, 5.00%, 06/01/20	350	352,247
Series A, 4.00%, 06/01/20	175	175,838

		15,041,170

Massachusetts — 5.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/20	1,260	1,270,004
Commonwealth of Massachusetts GOL
Series A, 5.25%, 08/01/20	405	410,589
Series A, 5.25%, 08/01/20 (AGM)	550	557,590
Series B, 3.00%, 08/01/20	100	100,641
Series B, 4.00%, 08/01/20	50	50,485
Series B, 4.00%, 06/01/28 (PR 06/01/20)	350	351,698
Series B, 5.00%, 07/01/20	165	166,602
Series B, 5.00%, 08/01/20	200	202,596
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,430	2,445,722
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	136,625
Series B, 5.25%, 08/01/20	895	907,351
Series B, 5.25%, 09/01/20 (AGM)	160	162,766
Series C, 5.00%, 07/01/20	40	40,388
Series C, 5.00%, 08/01/20	1,380	1,397,912
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	700	699,804
Series D, 5.50%, 08/01/20	20	20,293
Series E, 5.00%, 09/01/20	445	452,236
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/20	315	318,204
Series B, 5.25%, 07/01/20	1,915	1,934,476
Series C, 5.50%, 07/01/20	55	55,593
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	490	496,346
5.25%, 08/01/20	290	293,993
Series 15A, 5.00%, 08/01/20	450	455,828
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	45,436
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	345	348,726
Series B, 5.00%, 08/15/20	920	933,312
Series B, 5.00%, 08/15/20 (ETM)	140	141,989
Series C, 5.00%, 08/15/20 (ETM)	405	410,909
Massachusetts Water Resources Authority RB
Series A, 4.00%, 08/01/20 (ETM)	35	35,337
Series J, 5.50%, 08/01/20 (AGM)	665	674,702
Series J, 5.50%, 08/01/20 (ETM) (AGM)	110	111,613

		15,629,766

Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	207,936

Security	Par (000)	Value

Minnesota — 2.1%
Metropolitan Council GO
Series B, 5.00%, 09/01/20	$100	$101,622
Series D, 5.00%, 09/01/20	125	127,028
Series E, 5.00%, 09/01/20	250	254,055
State of Minnesota GO
5.00%, 08/01/20	635	643,287
5.00%, 08/01/20 (ETM)	5	5,064
Series A, 5.00%, 08/01/20	455	460,939
Series B, 4.00%, 08/01/20	225	227,196
Series B, 5.00%, 08/01/20	1,585	1,605,684
Series D, 5.00%, 08/01/20	1,570	1,590,488
Series D, 5.00%, 08/01/20 (ETM)	10	10,129
Series E, 5.00%, 08/01/20	250	253,262
State of Minnesota RB, Series A, 5.00%, 06/01/20	485	488,138
University of Minnesota RB
4.00%, 08/01/20	170	171,637
5.00%, 08/01/20	120	121,550
Series A, 5.00%, 09/01/20	500	508,090

		6,568,169

Missouri — 0.4%
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 07/01/20	75	75,541
5.00%, 07/01/20	1,145	1,156,084

		1,231,625

Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,057
State of Montana GO, 5.00%, 08/01/20	100	101,295

		121,352

Nebraska — 0.5%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	865	879,031
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	100,582
Series B, 5.00%, 06/15/20	100	100,784
Nebraska Public Power District RB, 5.00%, 07/01/20	430	434,304
University of Nebraska RB, 5.00%, 07/01/20	50	50,488

		1,565,189

Nevada — 2.5%
City of Las Vegas NV GOL
5.00%, 09/01/20	50	50,811
Series A, 5.00%, 06/01/20	100	100,642
Clark County School District GOL
Series A, 5.00%, 06/15/20	420	423,146
Series B, 5.00%, 06/15/20	1,565	1,576,721
Series D, 5.00%, 06/15/20	200	201,498
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	166,597
County of Clark Department of Aviation RB, 5.00%, 07/01/20	80	80,642
County of Clark NV GOL, 5.00%, 06/01/20	205	206,302
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/20	160	161,283
County of Clark NV RB
5.00%, 07/01/20	1,655	1,670,677
Series B, 5.00%, 07/01/20	120	121,150
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	160	160,739
Series A, 5.00%, 06/01/20	260	261,573
Series B, 5.00%, 06/01/20	135	135,817

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	$405	$408,839
Series B, 4.00%, 07/01/20	500	503,510
State of Nevada GOL
5.00%, 06/01/20	335	337,167
5.00%, 08/01/20	580	587,569
Series B, 5.00%, 08/01/20	30	30,392
Series C, 5.00%, 06/01/20	325	327,103
Series C, 5.00%, 08/01/20	95	96,240
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	50,302

		7,658,720

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	166,577
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	355,002
Series B, 5.00%, 08/15/20	115	116,664
Series C, 5.25%, 08/15/20	185	187,847
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	140,839
Series A, 5.00%, 07/01/20	100	100,968
Series B, 5.00%, 06/01/20	235	236,509
State of New Hampshire RB, 5.00%, 09/01/20	210	213,263

		1,517,669

New Jersey — 2.0%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,013
Series A, 3.00%, 06/15/20 (ETM)	5	5,018
Series A, 5.00%, 06/15/20	355	356,647
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	30,186
5.00%, 09/01/20	100	100,953
5.00%, 09/01/20 (ETM)	230	233,758
Series A, 5.00%, 06/15/20	250	251,160
Series DDD, 5.00%, 06/15/20	280	281,299
Series EE, 4.50%, 09/01/20	65	65,931
Series XX, 5.00%, 06/15/20	455	457,111
New Jersey Educational Facilities Authority RB
5.00%, 06/01/20	85	85,319
5.00%, 09/01/20	30	30,286
Series A, 5.00%, 07/01/20	25	25,242
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	75,198
Series A, 5.00%, 06/15/20	550	552,552
Series A-1, 5.00%, 06/15/20	450	451,755
Series AA, 5.00%, 06/15/20	1,155	1,160,359
Series B, 5.00%, 06/15/20	685	688,178
State of New Jersey GO
5.00%, 06/01/20	340	342,102
5.25%, 08/01/20	20	20,266
Series Q, 4.00%, 08/15/20	475	479,883
Series Q, 5.00%, 08/15/20	650	659,068

		6,372,284

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	75,722
New Mexico Finance Authority RB 4.00%, 06/15/20	245	246,450

Security	Par (000)	Value

New Mexico (continued)
Series A, 5.00%, 06/15/20	$35	$35,278
Series B, 5.00%, 06/01/20	65	65,417
Series B, 5.00%, 06/15/20	1,060	1,068,417
Series D, 5.00%, 06/01/20	300	301,926
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	1,310	1,322,785
Series B, 4.00%, 07/01/20	350	352,510
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	115,728

		3,584,233

New York — 7.2%
City of New York NY GO
5.00%, 08/01/20	210	212,690
Series 1, 4.00%, 08/01/20	145	146,382
Series A, 5.00%, 08/01/20	1,310	1,326,782
Series B, 0.00%, 06/01/20(a)	70	69,863
Series B, 3.00%, 08/01/20	255	256,591
Series B, 4.00%, 08/01/20	275	277,621
Series B, 5.00%, 08/01/20	2,725	2,759,907
Series C, 3.00%, 08/01/20	25	25,156
Series C, 5.00%, 08/01/20	845	855,825
Series D, 5.00%, 08/01/20	470	476,021
Series E, 4.00%, 08/01/20	270	272,574
Series E, 5.00%, 08/01/20	500	506,405
Series F, 4.00%, 08/01/20	170	171,620
Series F, 5.00%, 08/01/20	650	658,326
Series G, 4.00%, 08/01/20	150	151,429
Series G, 5.00%, 08/01/20	770	779,864
Series H, 5.00%, 08/01/20	435	440,572
Series H-2, 5.00%, 06/01/20	230	231,460
Series I, 3.50%, 08/01/20	50	50,394
Series J, 5.00%, 08/01/20	2,990	3,028,302
Series J7, 5.00%, 08/01/20	275	278,523
Series K, 5.00%, 08/01/20	325	329,163
Subseries 1, 5.00%, 08/01/20	120	121,537
Subseries 1, 5.00%, 08/01/20 (ETM)	5	5,064
Subseries I-1, 5.00%, 08/01/20	5	5,064
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	156,981
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	35,253
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	176,389
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	99,794
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	100,824
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	216,834
Series S-1, 5.00%, 07/15/20 (SAW)	410	414,535
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	369,092
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,236
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	275	277,802
Series S-2, 4.00%, 07/15/20 (SAW)	225	226,854
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/20	335	339,134
Series B, 5.00%, 08/01/20	400	404,936
Series B, 5.00%, 08/01/20 (ETM)	85	86,101
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	219,421
Series EE, 4.00%, 06/15/20	25	25,148
Series FF, 5.00%, 06/15/20	260	262,064

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series GG, 4.00%, 06/15/20	$310	$311,835
Series GG, 5.00%, 06/15/20	260	262,064
New York State Dormitory Authority RB
5.00%, 07/01/20 (SAP)	510	514,937
Series A, 4.00%, 07/01/20	25	25,181
Series A, 4.13%, 07/01/20	230	231,732
Series A, 5.00%, 07/01/20	1,115	1,125,793
Series A, 5.50%, 07/01/20 (NPFGC)	195	197,127
Series C, 5.00%, 06/15/20	105	105,795
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20	190	191,102
5.00%, 06/15/20	740	745,787
Series A, 3.50%, 06/15/20	110	110,527
Series A, 5.00%, 06/15/20	720	725,630
Series A, 5.00%, 08/15/20	165	167,351
Series B, 5.00%, 08/15/20	120	121,710
Series D, 5.00%, 06/15/20	125	125,977
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	100,822
Port Authority of New York & New Jersey RB
3.00%, 07/15/20	75	75,413
5.00%, 07/15/20	100	101,121
Series 180, 5.00%, 06/01/20	350	352,247
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	20,130
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	65,941

		22,571,755

North Carolina — 2.5%
City of Charlotte NC Airport Special Facilities Revenue RB
Series A, 5.00%, 07/01/20	270	272,608
Series C, 5.00%, 07/01/20	155	156,497
City of Charlotte NC GO
5.00%, 08/01/20	290	293,756
Series A, 5.00%, 07/01/20	615	620,953
Series C, 5.00%, 06/01/20	25	25,161
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	1,225	1,236,858
Series B, 5.00%, 07/01/20	90	90,871
City of Durham NC GO, 5.00%, 09/01/20	215	218,487
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	599,040
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	228,650
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	50,240
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	50,321
County of Buncombe NC RB, Series A, 5.00%, 06/01/20	205	206,315
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	211,516
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	303,885
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,575	1,600,546
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	25,161
County of Onslow NC RB, 5.00%, 06/01/20	60	60,385
County of Wake NC GO, 5.00%, 09/01/20	80	81,298
State of North Carolina GO
Series A, 5.00%, 06/01/20	50	50,321
Series B, 5.00%, 06/01/20	775	779,975
Series D, 4.00%, 06/01/20	585	587,802

		7,750,646

Security	Par (000)	Value

Ohio — 2.5%
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	$325	$328,162
Series A, 5.00%, 07/01/20	120	121,168
Series A, 5.00%, 08/15/20	260	263,783
City of Columbus OH GOL
4.00%, 08/15/20	225	227,446
5.00%, 08/15/20	50	50,728
Cleveland State University RB, 5.00%, 06/01/20	125	125,781
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	250	251,605
Miami University/Oxford OH RB, 5.00%, 09/01/20	750	762,007
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	130,623
Series A, 5.00%, 06/01/20	185	186,188
Series B, 5.00%, 06/01/20	95	95,610
Ohio State Water Development Authority RB
5.00%, 06/01/20	335	337,137
Series A, 5.00%, 06/01/20	360	362,297
Ohio Water Development Authority RB
4.00%, 06/01/20	225	226,069
Series C, 5.00%, 06/01/20	70	70,447
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/20	100	100,638
Series 2015A, 5.00%, 06/01/20	125	125,798
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	121,942
State of Ohio GO
5.00%, 08/01/20	160	162,056
5.00%, 09/01/20	450	457,240
Series A, 5.00%, 09/01/20	925	939,883
Series B, 4.00%, 08/01/20	180	181,721
Series B, 5.00%, 08/01/20	455	460,846
Series B, 5.00%, 09/01/20	100	101,609
Series C, 5.00%, 08/01/20	1,245	1,260,998
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	85,538
Series F, 5.00%, 06/01/20	125	125,791

		7,663,111

Oklahoma — 0.6%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	30,141
Series A, 5.00%, 06/01/20	525	528,318
Oklahoma Capitol Improvement Authority RB 4.00%, 07/01/20	200	201,394
Series A, 3.00%, 07/01/20	140	140,631
Series A, 4.00%, 07/01/20	160	161,115
Series A, 5.00%, 07/01/20	450	454,244
Series B, 3.00%, 07/01/20	100	100,451
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	215	216,552
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,234

		1,853,080

Oregon — 1.3%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	160	161,027
Series A, 5.00%, 08/01/20	570	577,381
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	111,044
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	350	352,765

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	$55	$55,435
Metro/OR GO
5.00%, 06/01/20	530	533,403
Series A, 5.00%, 06/01/20	160	161,027
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	151,452
Portland Community College District GO, 5.00%, 06/15/20	645	650,121
State of Oregon GO
Series A, 4.00%, 08/01/20	240	242,326
Series C, 5.00%, 06/01/20	325	327,090
Series N, 5.00%, 08/01/20	35	35,454
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20 (GTD)	185	186,088
Series B, 4.00%, 06/15/20 (GTD)	175	176,029
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	236,842

		3,957,484

Pennsylvania — 2.0%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	55,391
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	111,175
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	151,305
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	304,752
Commonwealth of Pennsylvania GO
5.38%, 07/01/20 (AGM)	300	303,054
First Series, 5.00%, 06/01/20	370	372,268
First Series, 5.00%, 07/01/20	1,005	1,014,296
Second Series, 5.00%, 07/01/20	1,350	1,362,487
Series T, 5.00%, 07/01/20	170	171,573
County of Bucks PA GO, 5.00%, 06/01/20	500	503,210
County of Butler PA GO, 5.00%, 07/15/20	150	151,659
County of Chester PA GO, 5.00%, 07/15/20	650	657,286
Delaware County Authority RB, 5.00%, 08/01/20	330	334,217
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	20,192
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	50,330
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	236,833
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	25,298
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	248,891

		6,074,217

Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	710	715,552
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/20	350	355,677
Series A, 4.50%, 09/01/20	210	212,974
State of Rhode Island GO
5.00%, 08/01/20	450	455,782
Series D, 5.00%, 08/01/20	210	212,699
Series SE, 5.00%, 08/01/20	100	101,285

		2,053,969

Security	Par (000)	Value

South Carolina — 0.6%
State of South Carolina GO
Series A, 5.00%, 06/01/20	$150	$150,963
Series A, 5.00%, 07/01/20 (SAW)	140	141,355
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,519,425
Series F, 5.00%, 06/01/20 (SAW)	90	90,578

		1,902,321

Tennessee — 1.5%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	50,361
County of Blount TN GO, 4.00%, 06/01/20	265	266,269
County of Knox TN GO, 5.00%, 06/01/20	225	226,436
County of Sumner TN GO, 5.00%, 06/01/20	145	145,931
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	50,478
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	1,175	1,186,374
Series A, 4.00%, 07/01/20	310	312,238
Series A, 5.00%, 07/01/20	240	242,323
Series C, 5.00%, 07/01/20	75	75,726
Series D, 5.00%, 07/01/20	355	358,436
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	235	237,247
Series A, 4.00%, 07/01/20	125	125,903
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,265	1,281,255
Series A, 5.00%, 09/01/20	40	40,644
Series B, 5.00%, 08/01/20	200	202,570

		4,802,191

Texas — 8.7%
Austin Community College District GOL, 5.00%, 08/01/20	285	288,642
Austin Independent School District GO
5.00%, 08/01/20 (PSF)	150	151,968
Series A, 4.50%, 08/01/20 (PSF)	220	222,523
Series A, 5.00%, 08/01/20 (PSF)	350	354,592
Series B, 5.00%, 08/01/20	100	101,295
Central Texas Turnpike System RB
0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,937
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	228,884
City of Arlington TX GOL, 5.00%, 08/15/20	90	91,302
City of Austin TX GOL
5.00%, 09/01/20	695	706,273
Series A, 4.00%, 09/01/20	230	232,783
Series A, 4.50%, 09/01/20	145	147,053
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20	35	35,568
Series A, 5.00%, 09/01/20 (AGM)	50	50,811
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	101,567
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	95,902
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	192,692
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	100,817
Series D, 5.00%, 07/01/20	150	151,442
Subseries B, 5.00%, 07/01/20	100	100,961
City of Houston TX Hotel Occupancy Tax & Special Revenue RB, 5.00%, 09/01/20	150	152,313

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Irving TX Waterworks &Sewer System Revenue RB, 4.50%, 08/15/20	$360	$364,442
City of Plano TX GOL
4.00%, 09/01/20	250	253,025
Series 2013, 5.00%, 09/01/20	875	889,192
City of Round Rock TX GOL, 4.00%, 08/15/20	85	85,902
City of San Antonio TX GOL, 5.00%, 08/01/20	720	729,324
County of Bexar TX GOL, 5.00%, 06/15/20	200	201,588
County of Denton TX GOL, 5.00%, 07/15/20	180	181,975
County of Harris TX RB, Series B, 5.00%, 08/15/20	380	385,442
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	200	202,932
Del Mar College District GOL, 5.00%, 08/15/20	20	20,284
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	197,859
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	339,395
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,073
Fort Bend Independent School District GO
5.00%, 08/15/20 (PSF)	360	365,278
Series A, 4.00%, 08/15/20 (PSF)	150	151,648
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	75,962
Series B, 5.00%, 08/15/20 (PSF)	75	76,100
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20 (PSF)	110	111,613
Series A, 5.00%, 08/15/20	225	228,256
Series B, 4.00%, 08/15/20	125	126,350
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	125	126,790
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	126,833
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	167,419
Laredo Independent School District GO, 5.00%, 08/01/20 (PSF)	160	162,099
Leander Independent School District GO
0.00%, 08/15/20 (PSF)(a)	200	199,190
4.00%, 08/15/20 (PSF)	160	161,758
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,045,747
Series D, 0.00%, 08/15/20 (PSF)(a)	290	288,825
Lewisville Independent School District GO
0.00%, 08/15/20 (PSF)(a)	20	19,912
5.00%, 08/15/20 (PSF)	200	202,932
5.00%, 08/15/23 (PR 08/15/20) (PSF)	250	253,552
Series A, 4.00%, 08/15/20 (PSF)	15	15,165
Series A, 5.00%, 08/15/20 (PSF)	95	96,393
Series B, 4.00%, 08/15/20	1,105	1,116,934
Lone Star College System GOL
5.00%, 08/15/20	345	349,992
Series A, 5.00%, 08/15/20	570	578,248
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	200	202,198
Series B, 5.00%, 08/15/20 (PSF)	20	20,293
Series E, 5.00%, 08/15/20 (PSF)	125	126,833
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, Series A, 5.00%, 08/15/20	200	202,834
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	75,984

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB, 5.00%, 06/01/20	$1,495	$1,504,598
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20	80	80,968
5.00%, 09/01/20	890	904,436
5.25%, 09/01/20	240	244,140
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	150	151,648
Permanent University Fund — Texas A&M University System RB
4.00%, 07/01/20	200	201,420
Series A, 5.00%, 07/01/20	465	469,445
Permanent University Fund — University of Texas System RB, Series B, 5.00%, 07/01/20	655	661,340
Round Rock Independent School District GO
5.00%, 08/01/20	900	910,566
5.00%, 08/01/20 (PSF)	340	343,992
Socorro Independent School District GO
4.00%, 08/15/20 (PSF)	150	151,648
Series A, 5.00%, 08/15/20 (PSF)	160	162,346
Spring Independent School District GO
5.00%, 08/15/20 (BAM)	40	40,579
5.00%, 08/15/20 (PSF)	1,755	1,780,728
State of Texas GO
5.00%, 08/01/20	300	303,818
Series B, 5.00%, 08/01/20	195	197,478
Series C-1, 5.00%, 08/01/20	610	617,753
State of Texas GOL, 5.00%, 08/01/20	1,000	1,012,710
Tarrant Regional Water District RB, 5.00%, 09/01/20	130	132,109
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	100,731
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	203,100
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	218,079
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	253,195
University of Texas System (The) RB
5.00%, 08/15/20	75	76,080
Series A, 5.00%, 08/15/20	960	973,824
Series B, 3.00%, 08/15/20	50	50,353
Series B, 5.00%, 08/15/20	1,215	1,232,496
Series E, 5.00%, 08/15/20	100	101,440
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	91,319

		27,226,235

Utah — 1.2%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	125	125,995
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	40	40,192
Series B, 5.00%, 06/01/20 (GTD)	165	166,061
Intermountain Power Agency RB, 5.00%, 07/01/20	75	75,679
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	725,731
State of Utah GO
5.00%, 07/01/20	250	252,407
Series A, 5.00%, 07/01/20	1,235	1,246,893
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	151,942
Series A, 5.00%, 08/01/20 (SAP)	110	111,425
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	211,667
Series C, 5.25%, 06/15/20 (AGM)	140	141,182

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Wasatch County School District Board of Education/Heber City GO, 5.00%, 06/01/20 (GTD)	$325	$327,090

		3,576,264

Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	151,620
Series F, 5.00%, 08/15/20	30	30,434

		182,054

Virginia — 3.8%
City of Alexandria VA GO
5.00%, 07/15/20 (SAW)	100	101,121
Series A, 4.50%, 06/15/20 (SAW)	100	100,693
Series B, 5.00%, 06/15/20 (SAW)	125	125,992
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	506,760
City of Newport News VA GO, Series A, 5.00%, 07/15/20 (SAW)	65	65,729
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	252,802
Series B, 5.00%, 07/15/20 (SAW)	50	50,560
Series C, 4.00%, 07/15/20 (SAW)	55	55,460
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	256,645
Series A-1, 4.00%, 06/01/20	90	90,434
Series B, 5.00%, 06/01/20	50	50,322
County of Arlington VA GO
5.00%, 08/15/20	750	760,852
Series C, 5.00%, 08/15/20	500	507,235
Series C, 5.00%, 08/15/20 (SAW)	70	71,013
County of Henrico VA GO
5.00%, 07/15/20	300	303,363
5.00%, 08/01/20	1,080	1,093,986
Series A, 4.00%, 08/01/20	130	131,256
County of Prince William VA GO
5.00%, 08/01/20 (SAW)	115	116,489
Series A, 4.00%, 08/01/20	180	181,739
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	151,452
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	135,867
University of Virginia RB, 5.00%, 09/01/20	405	411,569
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	288,691
Virginia College Building Authority RB
5.00%, 09/01/20	50	50,811
Series 2, 5.00%, 09/01/20	245	248,974
Series 2012B, 5.00%, 09/01/20	210	213,406
Series A, 5.00%, 09/01/20	1,525	1,549,736
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	715	724,138
Series B, 5.00%, 08/01/20	505	511,454
Series B-3, 4.00%, 08/01/20	710	716,738
Virginia Public School Authority RB
5.00%, 08/01/20	215	217,784
Series 2012A, 5.00%, 08/01/20 (SAW)	615	622,964
Series B, 5.00%, 08/01/20	1,000	1,012,950
Series C, 5.00%, 08/01/20 (SAW)	25	25,324
Series D, 4.00%, 08/01/20 (SAW)	120	121,159

		11,825,468

Security	Par (000)	Value

Washington — 6.2%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/20	$85	$85,614
5.00%, 09/01/20	455	462,380
City of Seattle WA GOL
5.00%, 09/01/20	100	101,622
Series A, 5.00%, 06/01/20	40	40,257
Series B, 5.00%, 08/01/20	725	734,389
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/20	50	50,484
5.00%, 09/01/20	530	538,597
Series A, 5.00%, 06/01/20	230	231,477
City of Seattle WA Water System Revenue RB
5.00%, 08/01/20	130	131,684
5.00%, 09/01/20	550	558,921
County of King WA GOL
5.00%, 07/01/20	155	156,500
Series A, 5.00%, 07/01/20	500	504,840
County of King WA Sewer Revenue RB
5.00%, 07/01/20	670	676,486
5.00%, 01/01/28 (PR 07/01/20)	150	151,387
5.00%, 01/01/30 (PR 07/01/20)	260	262,405
5.00%, 01/01/31 (PR 07/01/20)	500	504,625
Series B, 4.00%, 07/01/20	100	100,722
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	80,774
Energy Northwest RB
4.00%, 07/01/20	80	80,478
5.00%, 07/01/20	450	453,789
Series A, 5.00%, 07/01/20	2,200	2,218,524
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	65,309
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	396,930
State of Washington COP
5.00%, 07/01/20	440	444,017
Series A, 5.00%, 07/01/20	380	383,469
Series B, 4.00%, 07/01/20	200	201,334
State of Washington GO
5.00%, 07/01/20	650	656,324
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	139,745
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	455,647
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	75,941
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	582,216
Series A, 5.00%, 08/01/20	100	101,302
Series B, 5.00%, 08/01/20	280	283,646
Series B-1, 5.00%, 08/01/20	295	298,841
Series C, 5.00%, 06/01/20	225	226,451
Series D, 5.00%, 07/01/20	105	106,022
Series R, 4.00%, 07/01/20	300	302,181
Series R-2012C, 5.00%, 07/01/20	60	60,584
Series R-2013A, 5.00%, 07/01/20	370	373,600
Series R-2014A, 5.00%, 07/01/20	270	272,627
Series R-2014B, 5.00%, 07/01/20	275	277,676
Series R-2015, 5.00%, 07/01/20	445	449,330
Series R-2015-C, 5.00%, 07/01/20	640	646,227
Series R-2015-E, 5.00%, 07/01/20	375	378,649
Series R-2016C, 5.00%, 07/01/20	75	75,730
Series R-2017A, 5.00%, 08/01/20	1,365	1,382,772
Series R-C, 5.00%, 07/01/20	310	313,016
Series R-F, 5.00%, 07/01/20	150	151,459
State of Washington RB 5.00%, 07/01/20	70	70,678

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 09/01/20	$165	$167,627
Series F, 5.00%, 09/01/20	935	949,885
University of Washington RB
5.00%, 07/01/20	185	186,791
Series A, 5.00%, 07/01/20	345	348,340
Series B, 5.00%, 06/01/20	150	150,963
Series C, 5.00%, 07/01/20	250	252,420

		19,353,704

West Virginia — 0.6%
State of West Virginia GO
4.00%, 06/01/20	200	200,938
Series A, 4.00%, 06/01/20	250	251,172
Series A, 5.00%, 06/01/20	555	558,508
West Virginia Commissioner of Highways RB
5.00%, 09/01/20	200	203,176
Series A, 5.00%, 09/01/20 (ETM)	375	380,970
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/20	95	95,905
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	307,922

		1,998,591

Wisconsin — 2.2%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	120	120,754
Series S7, 5.00%, 06/01/20	525	528,255
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/20 (ETM)	100	100,361
Series 1, 5.00%, 06/01/20 (ETM)	2,215	2,228,954
Series 2, 5.00%, 06/01/20 (ETM)	295	296,716
Series 4, 5.00%, 06/01/20 (ETM)	340	342,142
State of Wisconsin COP, 5.00%, 09/01/20	175	177,809

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	$100	$100,642
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,090
Series 1, 5.00%, 07/01/20	495	499,791
Series 2, 5.00%, 07/01/20	565	570,469
Series A, 5.00%, 07/01/20	195	196,888
Series A, 5.00%, 07/01/20 (AGM)	1,075	1,085,406
Series I, 5.00%, 07/01/20 (NPFGC)	170	171,646
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	342,931

		6,777,854

Total Municipal Debt Obligations — 98.8% (Cost: $307,463,072)		307,725,215

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 2.98%(d)(e)	888	887,613

Total Short-Term Investments — 0.3% (Cost: $887,684)		887,613

Total Investments in Securities — 99.1% (Cost: $308,350,756)		308,612,828

Other Assets, Less Liabilities — 0.9%		2,803,614

Net Assets — 100.0%		$311,416,442

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19 (000)	Net Activity (000)	Shares Held at 03/31/20 (000)	Value at 03/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	1,205	(317)	888	$887,613	$9,917	$560		$(175)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$307,725,215	$—	$307,725,215
Money Market Funds	887,613	—	—	887,613

	$887,613	$307,725,215	$—	$308,612,828

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Statement of Assets and Liabilities

March 31, 2020

iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$307,725,215
Affiliated(b)	887,613
Receivables:
Dividends	1,647
Interest	3,104,502

Total assets	311,718,977

LIABILITIES
Payables:
Capital shares redeemed	252,571
Investment advisory fees	49,964

Total liabilities	302,535

NET ASSETS	$311,416,442

NET ASSETS CONSIST OF:
Paid-in capital	$310,782,497
Accumulated earnings	633,945

NET ASSETS	$311,416,442

Shares outstanding	12,200,000

Net asset value	$25.53

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$307,463,072
(b) Investments, at cost — Affiliated	$887,684

See notes to financial statements.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended March 31, 2020

iShares iBonds Sep 2020 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$9,917
Interest — Unaffiliated	5,036,785

Total investment income	5,046,702

EXPENSES
Investment advisory fees	621,732

Total expenses	621,732

Net investment income	4,424,970

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	4,122
Investments —Affiliated	560
In-kind redemptions — Unaffiliated	63,656

Net realized gain	68,338

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	495,748
Investments — Affiliated	(175)

Net change in unrealized appreciation (depreciation)	495,573

Net realized and unrealized gain	563,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,988,881

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

		iShares
	iBonds Sep 2020 Term Muni Bond ETF
	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,424,970	$3,787,186
Net realized gain (loss)	68,338	(3,604)
Net change in unrealized appreciation (depreciation)	495,573	2,182,380

Net increase in net assets resulting from operations	4,988,881	5,965,962

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,460,144)	(3,588,189)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(38,342,119)	88,628,798

NET ASSETS
Total increase (decrease) in net assets	(37,813,382)	91,006,571
Beginning of year	349,229,824	258,223,253

End of year	$311,416,442	$349,229,824

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (For a share outstanding throughout each period)

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$25.49	$25.32		$25.52		$25.72	$25.31

Net investment income(a)	0.33	0.32		0.29		0.29	0.33
Net realized and unrealized gain (loss)(b)	0.04	0.15		(0.21)		(0.20)	0.39

Net increase from investment operations	0.37	0.47		0.08		0.09	0.72

Distributions(c)
From net investment income	(0.33)	(0.30)		(0.28)		(0.29)	(0.31)

Total distributions	(0.33)	(0.30)		(0.28)		(0.29)	(0.31)

Net asset value, end of year	$25.53	$25.49		$25.32		$25.52	$25.72

Total Return
Based on net asset value	1.46%	1.92%		0.29%		0.33%	2.89%

Ratios to Average Net Assets
Total expenses	0.18%	0.18%		0.18%		0.21%	0.30%

Total expenses after fees waived	0.18%	0.18%		0.18%		0.18%	0.18%

Net investment income	1.28%	1.24%		1.13%		1.14%	1.28%

Supplemental Data
Net assets, end of year (000)	$311,416	$349,230		$258,223		$172,247	$79,730

Portfolio turnover rate(d)	4%	0	%(e)	0	%(e)	0%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
iBonds Sep 2020 Term Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2020 Term Muni Bond	$13,165,705	$12,549,426

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Sep 2020 Term Muni Bond	$—	$35,530,840

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (continued)

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
iBonds Sep 2020 Term Muni Bond	$63,656	$(63,656)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
iBonds Sep 2020 Term Muni Bond Tax-exempt income	$4,460,144	$3,588,189

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
iBonds Sep 2020 Term Muni Bond	$375,198	$(3,307)		$262,054		$633,945

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

For the year ended March 31, 2020, the Fund utilized $4,515 of its capital loss carryforwards.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2020 Term Muni Bond	$308,350,774	$278,024	$(15,970)	$262,054

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds Sep 2020 Term Muni Bond Shares sold	450,000	$11,481,980	3,500,000	$88,628,798
Shares redeemed	(1,950,000)	(49,824,099)	—	—

Net increase(decrease)	(1,500,000)	$(38,342,119)	3,500,000	$88,628,798

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (continued)

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

10.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Sep 2020 Term Muni Bond ETF will be liquidating on or about September 1, 2020, when all of the bonds included in the Fund’s underlying index mature. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or after September 10, 2020.

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBonds Sep 2020 Term Muni Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares iBonds Sep 2020 Term Muni Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of March 31, 2020, the related statement of operations for the year ended March 31, 2020, the statement of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (hereafter referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

Important Tax Information  (unaudited)

For the fiscal year ended March 31, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
iBonds Sep 2020 Term Muni Bond	$4,424,970

The Funds hereby designate the following percentage of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2020:

iShares ETF	Exempt-Interest Dividends
iBonds Sep 2020 Term Muni Bond	100.00%

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares iBonds Sep 2020 Term Muni Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	31

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Sep 2020 Term Muni Bond	$0.329501	$—	$—	$0.329501	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBonds Sep 2020 Term Muni Bond ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	4	0.30%
Greater than 0.0% and Less than 0.5%	981	74.31
At NAV	34	2.58
Less than 0.0% and Greater than –0.5%	293	22.20
Less than –0.5% and Greater than –1.0%	8	0.61

	1,320	100.00%

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	33

Trustee and Officer Information  (continued)

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	35

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SGI	Syncora Guarantee Inc.

ST	Special Tax

TA	Tax Allocation

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-308-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares S&P 100 ETF | OEF | NYSE Arca
•	iShares S&P 500 Growth ETF | IVW | NYSE Arca
•	iShares S&P 500 Value ETF | IVE | NYSE Arca
•	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
•	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
•	iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ
•	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

2

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.

In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%-0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® S&P 100 ETF

Investment Objective

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.42)%	7.78%	10.53%	(3.42)%	45.47%	172.05%
Fund Market	(3.37)	7.78	10.53	(3.37)	45.47	172.06
Index	(3.14)	7.99	10.75	(3.14)	46.85	177.61

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 910.40	$ 0.96		$ 1,000.00	$ 1,024.00	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page18 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® S&P 100 ETF

Portfolio Management Commentary

Mega-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020 to their lowest levels in 21 years. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft and global air traffic declined.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams. Equipment upgrades related to 5G compatibility and anticipation of new mobile phone offerings drove solid performance in the technology hardware and equipment industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	28.8%
Health Care	15.5
Communication Services	14.9
Consumer Discretionary	10.9
Financials	9.9
Consumer Staples	9.0
Industrials	5.9
Energy	2.8
Utilities	1.9
Other (each representing less than 1%)	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	8.5%
Apple Inc.	7.5
Amazon. com Inc.	5.8
Facebook Inc., Class A	2.8
Berkshire Hathaway Inc., Class B	2.5
Alphabet Inc., Class A	2.5
Alphabet Inc., Class C	2.5
Johnson & Johnson	2.4
JPMorgan Chase & Co.	2.0
Visa Inc., Class A	2.0

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.65)%	9.29%	12.38%	(2.65)%	55.91%	221.17%
Fund Market	(2.69)	9.27	12.37	(2.69)	55.79	220.96
Index	(2.47)	9.48	12.58	(2.47)	57.26	227.05

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 925.20	$ 0.87		$ 1,000.00	$ 1,024.10	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

6	2020 SHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® S&P 500 Growth ETF

Portfolio Management Commentary

Growth-oriented large-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Stocks in the industrials sector detracted the most from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment. Aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft, and global air traffic declined.

The energy and consumer discretionary sectors also detracted from the Index’s return. Within the energy sector, oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020 as the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted amid concerns about credit downgrades and defaults. Within the consumer discretionary sector, massive layoffs in the service economy and government-mandated store closures weighed on consumer spending.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams.

Large, growth-oriented healthcare stocks also contributed to the Index’s return. Led by the healthcare equipment and services industry, as demand increased sharply for medical devices that treat coronavirus-related complications.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	38.6%
Consumer Discretionary	13.8
Communication Services	12.9
Health Care	10.8
Industrials	7.4
Consumer Staples	5.2
Financials	4.8
Real Estate	2.8
Materials	2.2
Other (each representing less than 1%)	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	10.0%
Apple Inc.	8.9
Amazon. com Inc.	6.8
Facebook Inc., Class A	3.3
Alphabet Inc., Class A	2.9
Alphabet Inc., Class C	2.9
Visa Inc., Class A	2.3
Mastercard Inc., Class A	1.8
Netflix Inc.	1.4
NVIDIA Corp.	1.3

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(12.34)%	3.29%	8.00%	(12.34)%	17.59%	115.99%
Fund Market	(12.33)	3.29	8.00	(12.33)	17.56	115.96
Index	(12.20)	3.45	8.18	(12.20)	18.46	119.61

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 820.30	$ 0.82		$ 1,000.00	$ 1,024.10	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

8	2020 SHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® S&P 500 Value ETF

Portfolio Management Commentary

Value-oriented large-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020, as the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, particularly banks, which were boosted by lower funding costs. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the industrials sector, the capital goods industry was the largest detractor amid declines in factory orders and employment.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. Equipment upgrades related to 5G compatibility and anticipation of new mobile phone offerings drove solid performance in the technology hardware and equipment industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	21.3%
Financials	18.8
Consumer Staples	11.2
Industrials	9.2
Information Technology	8.5
Communication Services	8.0
Utilities	7.2
Energy	5.2
Consumer Discretionary	4.7
Real Estate	3.2
Materials	2.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway Inc., Class B	3.8%
UnitedHealth Group Inc.	2.5
Verizon Communications Inc.	2.4
AT&T Inc.	2.3
Johnson & Johnson	2.1
Pfizer Inc.	1.9
Bank of America Corp.	1.8
Cisco Systems Inc.	1.8
Walmart Inc.	1.7
Exxon Mobil Corp.	1.7

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF

Investment Objective

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(17.49)%	1.93%	8.78%	(17.49)%	10.05%	132.04%
Fund Market	(17.55)	1.93	8.78	(17.55)	10.01	131.99
Index	(17.30)	2.16	9.01	(17.30)	11.28	136.90

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 802.50	$ 1.08		$ 1,000.00	$ 1,023.80	$ 1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

10	2020 SHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® S&P Mid-Cap 400 Growth ETF

Portfolio Management Commentary

Growth-oriented mid-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Consumer discretionary stocks were the primary detractors from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. In an environment of uncertainty and rising unemployment, analysts expected consumers to prioritize necessities over the discretionary spending that provides the sector’s revenues. The hotels, restaurants, and leisure industry was among the hardest hit by the coronavirus, as stay-at-home orders in the U.S. and Europe and worldwide travel restrictions led to a sharp decrease in revenues for businesses related to travel and hospitality. Restrictions on social contact also affected retailers, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity, and subsequent restrictions on movement and activity worldwide hindered demand for industrial products. Within the industrials sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment.

Information technology and energy stocks also detracted from the Index’s return. Despite a generally favorable environment for the information technology sector prior to the coronavirus outbreak, supply chain disruptions, due to reduced production in Asia and concerns about a significant contraction in demand, pressured information technology companies. The energy sector detracted due to record-low oil prices. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults, as oil prices declined below the costs of producing oil with hydraulic fracturing.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.6%
Industrials	18.7
Health Care	16.1
Consumer Discretionary	13.6
Financials	8.8
Real Estate	8.7
Materials	5.5
Consumer Staples	2.4
Utilities	2.3
Communication Services	1.9
Energy	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Domino’s Pizza Inc.	1.8%
Tyler Technologies Inc.	1.6
West Pharmaceutical Services Inc.	1.6
Teledyne Technologies Inc.	1.5
FactSet Research Systems Inc.	1.4
Teradyne Inc.	1.3
Fair Isaac Corp.	1.2
Masimo Corp.	1.2
Cypress Semiconductor Corp.	1.2
Brown & Brown Inc.	1.2

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF

Investment Objective

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(28.36)%	(1.64)%	6.29%	(28.36)%	(7.94)%	84.05%
Fund Market	(28.43)	(1.65)	6.28	(28.43)	(7.98)	83.95
Index	(28.23)	(1.43)	6.51	(28.23)	(6.96)	87.97

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 696.70	$ 1.06		$ 1,000.00	$ 1,023.80	$ 1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® S&P Mid-Cap 400 Value ETF

Portfolio Management Commentary

Value-oriented mid-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Financials sector stocks detracted the most from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, boosted by lower funding costs due to increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity negatively affected banks because they lend to companies disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured profitability. The insurance industry also was a notable detractor, as lower bond yields pressured reinvestment income and the industry faced higher claims for certain categories of insurance.

The real estate sector detracted meaningfully from the Index’s performance, driven by the coronavirus-related economic slowdown. Real estate investment trusts (“REITs”) detracted the most, particularly hotel and resort REITs and retail REITs. Social distancing measures enacted throughout much of the U.S. weighed on companies in related industries, raising concerns about their ability to continue making lease payments.

Consumer discretionary stocks detracted significantly from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending, and analysts expected consumers to prioritize necessities over the discretionary spending that provides the sector’s revenues. Restrictions affected retailers and apparel brands, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well.

The energy sector also detracted from the Index’s return, as oil prices declined to their lowest levels in 21 years. The oil, gas, and consumable fuels industry detracted significantly amid concerns about credit downgrades and defaults.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	24.6%
Industrials	13.2
Real Estate	11.5
Consumer Discretionary	10.1
Information Technology	9.8
Utilities	8.6
Health Care	6.6
Materials	6.5
Consumer Staples	5.2
Communication Services	2.2
Energy	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Medical Properties Trust Inc.	1.6%
Molina Healthcare Inc.	1.5
OGE Energy Corp.	1.1
UGI Corp.	1.0
Reinsurance Group of America Inc.	0.9
American Financial Group Inc./OH	0.9
Ingredion Inc.	0.9
First American Financial Corp.	0.8
AECOM	0.8
Kemper Corp.	0.8

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF

Investment Objective

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(21.68)%	2.26%	9.54%	(21.68)%	11.80%	148.62%
Fund Market	(21.87)	2.20	9.51	(21.87)	11.50	148.02
Index	(21.44)	2.47	9.71	(21.44)	12.95	152.71

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 779.50	$ 1.11		$ 1,000.00	$ 1,023.80	$ 1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® S&P Small-Cap 600 Growth ETF

Portfolio Management Commentary

Growth-oriented small-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Consumer discretionary stocks detracted the most from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. The consumer durables industry declined sharply largely because consumers typically defer purchasing major appliances and other relatively expensive products in times of economic uncertainty. Restrictions on social contact affected retailers, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. The hotels, restaurants, and leisure industry also detracted, as stay-at-home orders and travel restrictions led to a sharp decrease in revenues.

Small-capitalization growth stocks in the information technology sector detracted meaningfully from the Index’s performance. Supply chain disruptions due to reduced production in Asia and concerns about a significant contraction in demand pressured information technology companies. The electronic equipment, instruments, and components industry detracted the most, as coronavirus-driven supply chain disruptions meant companies that rely on Asian supply chains experienced delays in both shipments to customers and development of new products.

The industrials sector detracted significantly from the Index’s return, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment.

The energy sector also detracted from the Index’s return, as oil prices declined rapidly in February 2020. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. The energy equipment and services industry also detracted, as low oil prices caused producers to postpone new drilling and reduce the number of active wells.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	20.9%
Industrials	19.9
Health Care	15.5
Consumer Discretionary	11.8
Financials	11.0
Real Estate	7.1
Materials	3.7
Consumer Staples	3.5
Utilities	3.0
Communication Services	2.9
Energy	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
LHC Group Inc.	1.4%
Exponent Inc.	1.3
eHealth Inc.	1.2
Cogent Communications Holdings Inc.	1.2
Balchem Corp.	1.1
Aerojet Rocketdyne Holdings Inc.	1.1
American States Water Co.	1.0
Qualys Inc.	1.0
NeoGenomics Inc.	1.0
Agree Realty Corp.	1.0

FUND SUMMARY	15

Fund Summary as of March 31, 2020	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(30.75)%	(1.82)%	6.19%	(30.75)%	(8.79)%	82.28%
Fund Market	(30.94)	(1.88)	6.16	(30.94)	(9.05)	81.88
Index	(30.64)	(1.67)	6.37	(30.64)	(8.06)	85.40

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$674.90	$1.05		$1,000.00	$1,023.80	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® S&P Small-Cap 600 Value ETF

Portfolio Management Commentary

Value-oriented small-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Financials sector stocks detracted the most from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns; however, following the coronavirus outbreak, financials stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured profitability. Mortgage real estate investment trusts, which rely heavily on short-term borrowing, struggled when liquidity in funding markets decreased.

The energy sector detracted meaningfully from the Index’s return, as oil prices declined to their lowest levels in 21 years. The energy equipment and services industry detracted, as low oil prices caused producers to postpone new drilling and reduce the number of active wells. The oil, gas, and consumable fuels industry also detracted significantly amid concerns about credit downgrades and defaults as oil prices fell below the costs of shale oil production.

Consumer discretionary stocks detracted from the Index’s performance, as massive layoffs and store closures weighed on consumer spending. Restrictions on social contact affected retailers and apparel brands, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. The consumer durables industry declined largely because consumers typically defer purchasing relatively expensive products in times of economic uncertainty.

Stocks in the industrials sector also detracted from the Index’s return, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	24.3%
Industrials	15.8
Health Care	12.0
Consumer Discretionary	10.9
Real Estate	9.2
Information Technology	8.6
Materials	5.9
Consumer Staples	4.5
Energy	3.3
Utilities	2.8
Communication Services	2.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Avista Corp.	1.2%
Anixter International Inc.	1.1
Simmons First National Corp., Class A	0.9
Integer Holdings Corp.	0.9
Arcosa Inc.	0.8
Sanmina Corp.	0.8
Old National Bancorp./IN	0.8
Columbia Banking System Inc.	0.8
Merit Medical Systems Inc.	0.7
Quaker Chemical Corp.	0.7

FUND SUMMARY	17

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)	183,595	$27,381,358
General Dynamics Corp.	80,467	10,646,589
Lockheed Martin Corp.	85,241	28,892,437
Raytheon Co.	95,635	12,542,530
United Technologies Corp.	278,603	26,280,621

		105,743,535

Air Freight & Logistics — 0.7%
FedEx Corp.(a)	82,438	9,996,432
United Parcel Service Inc., Class B	240,650	22,481,523

		32,477,955

Automobiles — 0.3%
Ford Motor Co.	1,334,651	6,446,364
General Motors Co.	431,767	8,972,118

		15,418,482

Banks — 5.0%
Bank of America Corp.	2,780,058	59,020,631
Citigroup Inc.	749,712	31,577,869
JPMorgan Chase & Co.	1,077,084	96,969,873
U.S. Bancorp	488,078	16,814,287
Wells Fargo & Co.	1,321,676	37,932,101

		242,314,761

Beverages — 2.4%
Coca-Cola Co. (The)	1,324,189	58,595,363
PepsiCo Inc.	478,864	57,511,567

		116,106,930

Biotechnology —2.7%
AbbVie Inc.	507,835	38,691,949
Amgen Inc.	204,045	41,366,043
Biogen Inc.(b)	61,973	19,607,018
Gilead Sciences Inc.	434,448	32,479,332

		132,144,342

Capital Markets — 1.2%
Bank of New York Mellon Corp. (The)	288,190	9,706,239
BlackRock Inc.(c)	40,489	17,813,946
Goldman Sachs Group Inc. (The)	109,443	16,918,794
Morgan Stanley	400,002	13,600,068

		58,039,047

Chemicals — 0.3%
Dow Inc.(b)	254,569	7,443,598
DuPont de Nemours Inc.	254,405	8,675,210

		16,118,808

Communications Equipment — 1.2%
Cisco Systems Inc.	1,456,821	57,267,633

Consumer Finance — 0.6%
American Express Co.	230,410	19,725,400
Capital One Financial Corp.	159,880	8,061,150

		27,786,550

Diversified Financial Services — 2.5%
Berkshire Hathaway Inc., Class B(b)	671,710	122,808,739

Diversified Telecommunication Services — 3.1%
AT&T Inc.	2,508,579	73,125,078
Verizon Communications Inc.	1,420,246	76,309,817

		149,434,895

Security	Shares	Value

Electric Utilities — 1.9%
Duke Energy Corp.	250,359	$20,249,036
Exelon Corp.	333,838	12,288,577
NextEra Energy Inc.(a)	167,849	40,387,826
Southern Co. (The)	360,146	19,498,304

		92,423,743

Electrical Equipment — 0.2%
Emerson Electric Co.	209,177	9,967,284

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	474,940	6,406,941

Entertainment — 2.4%
Netflix Inc.(b)	150,505	56,514,628
Walt Disney Co. (The)	618,959	59,791,439

		116,306,067

Equity Real Estate Investment Trusts (REITs) —0.1%
Simon Property Group Inc.	105,145	5,768,255

Food & Staples Retailing —2.3%
Costco Wholesale Corp.	151,703	43,255,076
Walgreens Boots Alliance Inc.	257,452	11,778,429
Walmart Inc.	487,154	55,350,438

		110,383,943

Food Products — 0.6%
Kraft Heinz Co. (The)	215,161	5,323,083
Mondelez International Inc., Class A	494,449	24,762,006

		30,085,089

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	606,930	47,892,846
Danaher Corp.	219,530	30,385,147
Medtronic PLC	460,291	41,509,043

		119,787,036

Health Care Providers & Services — 2.2%
CVS Health Corp.	446,747	26,505,499
UnitedHealth Group Inc.	325,344	81,134,287

		107,639,786

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	258,625	42,763,644
Starbucks Corp.	405,556	26,661,251

		69,424,895

Household Products — 2.3%
Colgate-Palmolive Co.	294,302	19,529,881
Procter &Gamble Co. (The)	856,399	94,203,890

		113,733,771

Industrial Conglomerates — 1.7%
3M Co.	197,475	26,957,312
General Electric Co.(a)	2,999,148	23,813,235
Honeywell International Inc.	245,383	32,829,792

		83,600,339

Insurance — 0.5%
Allstate Corp. (The)	111,255	10,205,421
American International Group Inc.	298,322	7,234,309
MetLife Inc.	268,246	8,200,280

		25,640,010

Interactive Media & Services — 7.8%
Alphabet Inc., Class A(b)	102,883	119,544,901
Alphabet Inc., Class C, NVS(b)	102,632	119,341,516

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) March 31, 2020	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media &Services (continued)
Facebook Inc., Class A(b)	826,394	$137,842,519

		376,728,936

Internet & Direct Marketing Retail — 6.2%
Amazon.com Inc.(b)	143,002	278,813,859
Booking Holdings Inc.(a)(b)	14,387	19,355,119

		298,168,978

IT Services — 5.7%
Accenture PLC, Class A	218,078	35,603,414
International Business Machines Corp.	304,127	33,736,808
Mastercard Inc., Class A	304,843	73,637,875
PayPal Holdings Inc.(b)	403,214	38,603,709
Visa Inc., Class A(a)	587,861	94,716,164

		276,297,970

Life Sciences Tools &Services — 0.8%
Thermo Fisher Scientific Inc.	137,698	39,051,153

Machinery — 0.5%
Caterpillar Inc.	189,792	22,023,464

Media — 1.6%
Charter Communications Inc., Class A(a)(b)	53,848	23,494,421
Comcast Corp., Class A	1,559,009	53,598,729

		77,093,150

Multiline Retail — 0.3%
Target Corp.	174,006	16,177,338

Oil, Gas &Consumable Fuels — 2.6%
Chevron Corp.	649,337	47,050,959
ConocoPhillips	376,807	11,605,656
Exxon Mobil Corp.	1,452,980	55,169,650
Kinder Morgan Inc./DE	668,919	9,311,352
Occidental Petroleum Corp.(a)	308,627	3,573,901

		126,711,518

Pharmaceuticals — 7.3%
Allergan PLC	112,739	19,966,077
Bristol-Myers Squibb Co.	805,010	44,871,257
Eli Lilly & Co.	290,139	40,248,082
Johnson & Johnson	903,811	118,516,737
Merck &Co. Inc.	874,319	67,270,104
Pfizer Inc.	1,900,436	62,030,231

		352,902,488

Road & Rail — 0.7%
Union Pacific Corp.	238,391	33,622,667

Semiconductors &Semiconductor Equipment — 4.0%
Intel Corp.	1,493,818	80,845,430
NVIDIA Corp.	210,174	55,401,866
QUALCOMM Inc.	392,124	26,527,189

Security	Shares	Value

Semiconductors &Semiconductor Equipment (continued)
Texas Instruments Inc.	321,007	$32,078,230

		194,852,715

Software — 10.4%
Adobe Inc.(b)	166,235	52,902,626
Microsoft Corp.	2,619,384	413,103,051
Oracle Corp.	743,966	35,955,877

		501,961,554

Specialty Retail — 1.9%
Home Depot Inc. (The)	374,587	69,939,139
Lowe’s Companies Inc.	263,200	22,648,360

		92,587,499

Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	1,434,054	364,665,592

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	427,878	35,402,626

Tobacco — 1.3%
Altria Group Inc.	641,518	24,807,501
Philip Morris International Inc.	534,285	38,981,434

		63,788,935

Total Common Stocks — 99.7% (Cost: $5,248,761,052)		4,838,865,419

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	122,861,334	122,836,761
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	8,783,000	8,783,000

		131,619,761

Total Short-Term Investments — 2.7% (Cost: $131,627,462)		131,619,761

Total Investments in Securities — 102.4% (Cost: $5,380,388,514)		4,970,485,180

Other Assets, Less Liabilities — (2.4)%		(117,799,521)

Net Assets — 100.0%		$4,852,685,659

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,640,084	120,221,250	(b)	—	122,861,334	$122,836,761	$174,280	(c)	$(54,054)		$(7,701)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,434,401	2,348,599	(b)	—	8,783,000	8,783,000	218,793		—		—
BlackRock Inc.	38,796	21,324		(19,631)	40,489	17,813,946	522,350		1,016,240		(463,081)

						$149,433,707	$915,423		$962,186		$(470,782)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	106	06/19/20	$13,619	$749,599

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$749,599

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss)from:
Futures contracts	$(3,819,449)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$507,981

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,330,792

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) March 31, 2020	iShares® S&P 100 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,838,865,419	$—	$—	$4,838,865,419
Money Market Funds	131,619,761	—	—	131,619,761

	$4,970,485,180	$—	$—	$4,970,485,180

Derivative financial instruments(a)
Assets
Futures Contracts	$749,599	$—	$—	$749,599

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	457,225	$154,976,414	0.7%
Other securities		383,498,261	1.7

		538,474,675	2.4

Air Freight & Logistics
Other securities		65,152,019	0.3

Banks
JPMorgan Chase &Co.	2,773,387	249,688,032	1.1
Other securities		21,687,777	0.1

		271,375,809	1.2

Beverages
Coca-Cola Co. (The)	2,841,337	125,729,162	0.5
PepsiCo Inc.	1,232,978	148,080,658	0.7
Other securities		45,136,437	0.2

		318,946,257	1.4

Biotechnology
AbbVie Inc.	1,443,805	110,003,503	0.5
Amgen Inc.	645,813	130,925,669	0.6
Vertex Pharmaceuticals Inc.(a)(b)	473,668	112,709,301	0.5
Other securities		93,606,370	0.4

		447,244,843	2.0

Building Products
Other securities		67,536,302	0.3

Capital Markets
BlackRock Inc.(c)	110,800	48,748,676	0.2
S&P Global Inc.(b)	450,115	110,300,681	0.5
Other securities		361,387,783	1.6

		520,437,140	2.3

Chemicals
Linde PLC	702,598	121,549,454	0.5
Other securities		281,574,534	1.3

		403,123,988	1.8

Commercial Services &Supplies
Other securities		108,963,086	0.5

Communications Equipment
Other securities		62,280,451	0.3

Construction & Engineering
Other securities		3,744,552	0.0

Construction Materials
Other securities		48,145,735	0.2

Consumer Finance
Other securities		92,959,023	0.4

Containers & Packaging
Other securities		38,783,450	0.2

Distributors
Other securities		6,022,351	0.0

Electric Utilities
NextEra Energy Inc.	477,108	114,801,727	0.5
Other securities		12,665,459	0.1

		127,467,186	0.6

Security	Shares	Value	% of Net Assets

Electrical Equipment
Other securities		$77,323,293	0.4%

Electronic Equipment, Instruments & Components
Other securities		152,176,400	0.7

Energy Equipment &Services
Other securities		2,165,215	0.0

Entertainment
Netflix Inc.(a)	807,388	303,174,194	1.4
Walt Disney Co. (The)	2,025,329	195,646,781	0.9
Other securities		61,066,114	0.2

		559,887,089	2.5

Equity Real Estate Investment Trusts (REITs)
American Tower Corp	815,984	177,680,516	0.8
Other securities		431,642,327	1.9

		609,322,843	2.7

Food & Staples Retailing
Costco Wholesale Corp	480,234	136,929,121	0.6
Other securities		19,297,018	0.1

		156,226,139	0.7

Food Products
Other securities		70,593,824	0.3

Health Care Equipment &Supplies
Abbott Laboratories	1,888,260	149,002,597	0.7
Danaher Corp.	753,730	104,323,769	0.5
Intuitive Surgical Inc.(a)(b)	212,920	105,440,113	0.5
Other securities		407,195,859	1.7

		765,962,338	3.4

Health Care Technology
Other securities		22,963,382	0.1

Hotels, Restaurants & Leisure
Starbucks Corp.	2,175,608	143,024,470	0.6
Other securities		280,804,501	1.3

		423,828,971	1.9

Household Durables
Other securities		71,991,437	0.3

Household Products
Procter &Gamble Co. (The)	2,664,376	293,081,360	1.3
Other securities		102,468,765	0.5

		395,550,125	1.8

Industrial Conglomerates
Other securities		140,740,703	0.6

Insurance
Other securities		185,669,848	0.8

Interactive Media &Services
Alphabet Inc., Class A(a)	551,929	641,313,901	2.9
Alphabet Inc., Class C,NVS(a)	550,659	640,311,792	2.9
Facebook Inc., Class A(a)	4,432,887	739,405,552	3.3

		2,021,031,245	9.1

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	767,230	1,495,883,676	6.7
Booking Holdings Inc.(a)(b)	77,192	103,847,941	0.5
Other securities		42,346,093	0.2

		1,642,077,710	7.4

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

IT Services
Accenture PLC, Class A	737,091	$120,337,477	0.5%
Mastercard Inc., Class A	1,635,336	395,031,764	1.8
PayPal Holdings Inc.(a)	2,163,006	207,086,194	0.9
Visa Inc., Class A(b)	3,153,352	508,068,074	2.3
Other securities		365,873,532	1.7

		1,596,397,041	7.2

Life Sciences Tools &Services
Thermo Fisher Scientific Inc.(b)	738,637	209,477,453	0.9
Other securities		134,024,363	0.6

		343,501,816	1.5

Machinery
Other securities		292,171,206	1.3

Media
Charter Communications Inc., Class A(a)(b)	288,859	126,032,070	0.6
Comcast Corp., Class A	4,683,184	161,007,866	0.7

		287,039,936	1.3

Metals & Mining
Other securities		9,923,148	0.0

Multi-Utilities
Other securities		26,396,950	0.1

Multiline Retail
Other securities		126,354,572	0.6

Oil, Gas &Consumable Fuels
Other securities		142,535,338	0.6

Personal Products
Other securities		66,656,404	0.3

Pharmaceuticals
Bristol-Myers Squibb Co.	2,374,959	132,380,215	0.6
Eli Lilly&Co.	856,111	118,759,718	0.5
Johnson & Johnson	2,036,233	267,011,233	1.2
Merck &Co. Inc.	2,579,493	198,466,192	0.9
Zoetis Inc.	877,273	103,246,259	0.5

		819,863,617	3.7

Professional Services
Other securities		77,357,184	0.4

Real Estate Management & Development
Other securities		23,254,135	0.1

Road & Rail
Union Pacific Corp.	792,810	111,817,922	0.5
Other securities		133,777,379	0.6

		245,595,301	1.1

Semiconductors &Semiconductor Equipment
Broadcom Inc.	730,667	173,241,146	0.8
Intel Corp.	4,567,470	247,191,476	1.1
NVIDIA Corp.	1,127,385	297,178,686	1.3
QUALCOMM Inc.	2,103,428	142,296,904	0.6
Texas Instruments Inc.	1,067,650	106,690,265	0.5
Other securities		525,031,968	2.4

		1,491,630,445	6.7

Software
Adobe Inc.(a)(b)	891,775	283,798,476	1.3

Security	Shares	Value	% of Net Assets

Software (continued)
Intuit Inc.	479,451	$110,273,730	0.5%
Microsoft Corp.	14,053,044	2,216,305,569	9.9
Oracle Corp.	2,394,607	115,731,356	0.5
salesforce.com Inc.(a)	1,633,901	235,249,066	1.0
Other securities		341,867,674	1.6

		3,303,225,871	14.8

Specialty Retail
Home Depot Inc. (The)	1,426,769	266,392,040	1.2
TJX Companies Inc. (The)	2,233,793	106,797,643	0.5
Other securities		278,413,883	1.2

		651,603,566	2.9

Technology Hardware, Storage & Peripherals
Apple Inc	7,693,799	1,956,456,148	8.8
Other securities		27,028,448	0.1

		1,983,484,596	8.9

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B(b)	1,537,913	127,246,922	0.6
Other securities		17,289,538	0.1

		144,536,460	0.7

Tobacco
Other securities		143,865,470	0.6

Trading Companies & Distributors
Other securities		37,357,512	0.2

Water Utilities
Other securities		19,995,095	0.1

Total Common Stocks (Cost: $19,027,704,885)		22,250,913,092	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	401,254,941	401,174,689	1.8
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	41,016,000	41,016,000	0.2

		442,190,689	2.0

Total Short-Term Investments (Cost: $442,088,173)		442,190,689	2.0

Total Investments In Securities (Cost: $19,469,793,058)		22,693,103,781	101.7

Other Assets, Less Liabilities		(385,724,495)	(1.7)

Net Assets		$22,307,379,286	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-dayyield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency
Shares	103,395,232	297,859,709(b	)	—		401,254,941	$401,174,689	$811,996(c	)	$(461,192)	$71,120
BlackRock Cash Funds: Treasury, SL Agency
Shares	46,602,923	—		(5,586,923	)(b)	41,016,000	41,016,000	794,193		—	—
BlackRock Inc.	—	116,704		(5,904)		110,800	48,748,676	378,838		(147,186)	(5,986,181)

							$490,939,365	$1,985,027		$(608,378)	$(5,915,061)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	408	06/19/20	$52,422	$(1,463,433)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,463,433

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss)from:
Futures contracts	$1,060,567

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,823,127)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$48,750,358

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,250,913,092	$—	$—	$22,250,913,092
Money Market Funds	442,190,689	—	—	442,190,689

	$22,693,103,781	$—	$—	$22,693,103,781

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,463,433)	$—	$—	$(1,463,433)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$209,608,166	1.5%

Air Freight & Logistics
Other securities		120,239,710	0.9

Airlines
Other securities		73,250,587	0.5

Auto Components
Other securities		26,632,037	0.2

Automobiles
Other securities		72,506,729	0.5

Banks
Bank of America Corp.	12,248,298	260,031,366	1.8
Citigroup Inc.	3,303,089	139,126,109	1.0
JPMorgan Chase & Co.	2,467,555	222,153,977	1.6
Wells Fargo & Co.	5,822,956	167,118,837	1.2
Other securities		325,816,177	2.3

		1,114,246,466	7.9

Beverages
Coca-Cola Co. (The)	3,500,443	154,894,603	1.1
PepsiCo Inc.	1,097,015	131,751,501	0.9
Other securities		58,251,352	0.4

		344,897,456	2.4

Biotechnology
AbbVie Inc.	1,051,590	80,120,642	0.6
Amgen Inc.	368,593	74,724,859	0.5
Biogen Inc.(a)	272,995	86,370,158	0.6
Gilead Sciences Inc.	1,914,151	143,101,929	1.0
Other securities		32,065,699	0.2

		416,383,287	2.9

Building Products
Other securities		51,042,557	0.4

Capital Markets
BlackRock Inc.(b)	87,344	38,428,739	0.3
Goldman Sachs Group Inc. (The)	482,157	74,536,651	0.5
Other securities		308,721,337	2.2

		421,686,727	3.0

Chemicals
Other securities		218,041,436	1.5

Commercial Services & Supplies
Other securities		39,851,131	0.3

Communications Equipment
Cisco Systems Inc.	6,418,406	252,307,540	1.8
Other securities		19,474,207	0.1

		271,781,747	1.9

Construction & Engineering
Other securities		19,952,276	0.1

Consumer Finance
Other securities		76,774,162	0.5

Containers & Packaging
Other securities		80,637,003	0.6

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$19,442,178	0.1%

Diversified Consumer Services
Other securities		4,182,267	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	2,959,411	541,069,113	3.8

Diversified Telecommunication Services
AT&T Inc.	11,052,142	322,169,939	2.3
Verizon Communications Inc.	6,257,253	336,202,204	2.3
Other securities		13,988,748	0.1

		672,360,891	4.7

Electric Utilities
Duke Energy Corp.	1,102,954	89,206,920	0.6
NextEra Energy Inc.	347,593	83,637,828	0.6
Southern Co. (The)	1,586,660	85,901,772	0.6
Other securities		368,712,736	2.6

		627,459,256	4.4

Electrical Equipment
Other securities		80,123,718	0.6

Electronic Equipment, Instruments & Components
Other securities		34,851,320	0.2

Energy Equipment & Services
Other securities		58,686,052	0.4

Entertainment
Walt Disney Co. (The)	1,063,521	102,736,129	0.7
Other securities		93,111,598	0.7

		195,847,727	1.4

Equity Real Estate Investment Trusts (REITs)
Other securities		454,362,351	3.2

Food & Staples Retailing
Costco Wholesale Corp	274,062	78,143,298	0.5
Walmart Inc.	2,146,211	243,852,494	1.7
Other securities		107,842,059	0.8

		429,837,851	3.0

Food Products
Mondelez International Inc., Class A	2,178,356	109,092,068	0.8
Other securities		232,339,945	1.6

		341,432,013	2.4

Gas Utilities
Other securities		17,868,445	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,123,064	88,620,980	0.6
Becton Dickinson and Co.	409,240	94,031,075	0.7
Medtronic PLC	2,027,897	182,875,751	1.3
Other securities		210,364,204	1.5

		575,892,010	4.1

Health Care Providers & Services
Anthem Inc.	383,631	87,099,582	0.6
Cigna Corp.(a)	564,978	100,102,802	0.7
CVS Health Corp.	1,968,293	116,778,824	0.8
UnitedHealth Group Inc.	1,433,361	357,451,566	2.5
Other securities		294,011,507	2.1

		955,444,281	6.7

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$11,134,805	0.1%

Hotels, Restaurants & Leisure
McDonald’s Corp.	638,096	105,509,174	0.7
Other securities		38,460,896	0.3

		143,970,070	1.0

Household Durables
Other securities		40,905,508	0.3

Household Products
Procter & Gamble Co. (The)	1,584,664	174,313,040	1.2
Other securities		124,954,718	0.9

		299,267,758	2.1

Independent Power and Renewable Electricity Producers
Other securities		13,593,690	0.1

Industrial Conglomerates
3M Co.	869,979	118,760,833	0.8
General Electric Co.	13,213,545	104,915,548	0.7
Honeywell International Inc.	583,795	78,105,933	0.6

		301,782,314	2.1

Insurance
Chubb Ltd.	685,690	76,584,716	0.5
Other securities		433,470,964	3.1

		510,055,680	3.6

Interactive Media & Services
Other securities		28,903,313	0.2

Internet & Direct Marketing Retail
Other securities		11,870,044	0.1

IT Services
Fidelity National Information Services Inc.(c)	929,912	113,114,496	0.8
International Business Machines Corp.	1,339,985	148,644,536	1.1
Other securities		223,548,330	1.5

		485,307,362	3.4

Leisure Products
Other securities		13,733,879	0.1

Life Sciences Tools & Services
Other securities		69,570,537	0.5

Machinery
Other securities		221,654,131	1.6

Media
Comcast Corp., Class A	3,022,191	103,902,927	0.7
Other securities		85,696,661	0.6

		189,599,588	1.3

Metals & Mining
Other securities		79,403,214	0.6

Multi-Utilities
Dominion Energy Inc.	1,245,367	89,903,044	0.6
Other securities		248,054,724	1.8

		337,957,768	2.4

Multiline Retail
Other securities		60,229,821	0.4

Oil, Gas & Consumable Fuels
Chevron Corp.	2,860,802	207,293,713	1.5

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	6,401,488	$243,064,499	1.7%
Other securities		230,109,951	1.6

		680,468,163	4.8

Personal Products
Other securities		1,229,731	0.0

Pharmaceuticals
Allergan PLC	496,691	87,963,976	0.6
Bristol-Myers Squibb Co.	1,596,006	88,961,375	0.6
Eli Lilly & Co.	575,253	79,799,096	0.6
Johnson & Johnson	2,309,549	302,851,160	2.1
Merck & Co. Inc.	1,733,394	133,367,334	1.0
Pfizer Inc.	8,372,879	273,290,771	1.9
Other securities		21,550,168	0.2

		987,783,880	7.0

Professional Services
Other securities		42,827,825	0.3

Road & Rail
Other securities		121,433,189	0.9

Semiconductors & Semiconductor Equipment
Intel Corp.	2,829,977	153,158,355	1.1
Other securities		85,697,580	0.6

		238,855,935	1.7

Software
Other securities		81,439,997	0.6

Specialty Retail
Home Depot Inc. (The)	478,585	89,356,605	0.6
Other securities		84,301,761	0.6

		173,658,366	1.2

Technology Hardware, Storage & Peripherals
Other securities		91,300,444	0.6

Textiles, Apparel & Luxury Goods
Other securities		90,677,530	0.6

Tobacco
Philip Morris International Inc.	1,318,192	96,175,288	0.7
Other securities		66,672,146	0.5

		162,847,434	1.2

Trading Companies & Distributors
Other securities		24,622,685	0.2

Water Utilities
Other securities		16,274,746	0.1

Wireless Telecommunication Services
Other securities		40,223,002	0.3

Total Common Stocks (Cost: $17,030,743,704)		14,138,973,359	99.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(b)(d)(e)	129,309,488	129,283,627	0.9

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(b)(d)	21,602,000	$21,602,000	0.2%

		150,885,627	1.1

Total Short-Term Investments (Cost: $150,815,417)		150,885,627	1.1

Total Investments In Securities (Cost: $17,181,559,121)		14,289,858,986	100.7

Other Assets, Less Liabilities		(102,030,421)	(0.7)

Net Assets		$14,187,828,565	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	42,607,767	86,701,721	(b)	—		129,309,488	$129,283,627	$656,271	(c)	$(187,149)		$59,321
BlackRock Cash Funds: Treasury, SL Agency Shares	23,902,524	—		(2,300,524	)(b)	21,602,000	21,602,000	612,436		—		—
BlackRock Inc.	167,741	67,623		(148,020)		87,344	38,428,739	1,918,675		9,671,640		(2,612,346)

							$189,314,366	$3,187,382		$9,484,491		$(2,553,025)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	352	06/19/20	$45,227	$(606,232)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$606,232

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(6,824,542)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,658,020)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$38,097,779

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,138,973,359	$—	$—	$14,138,973,359
Money Market Funds	150,885,627	—	—	150,885,627

	$14,289,858,986	$—	$—	$14,289,858,986

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(606,232)	$—	$—	$(606,232)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)(b)	267,701	$79,579,476	1.5%
Other securities		81,038,017	1.6

		160,617,493	3.1

Auto Components
Gentex Corp.	1,856,863	41,148,084	0.8
Other securities		6,975,045	0.1

		48,123,129	0.9

Banks
Other securities		53,326,069	1.0

Beverages
Other securities		24,863,964	0.5

Biotechnology
Exelixis Inc.(a)	2,230,289	38,405,576	0.7
Other securities		29,931,407	0.6

		68,336,983	1.3

Building Products
Trex Co. Inc.(a)(b)	428,205	34,316,349	0.6
Other securities		47,306,174	0.9

		81,622,523	1.5

Capital Markets
FactSet Research Systems Inc.(b)	278,523	72,605,376	1.4
SEI Investments Co.	926,443	42,931,369	0.8
Other securities		47,954,757	0.9

		163,491,502	3.1

Chemicals
RPM International Inc.	571,123	33,981,818	0.6
Other securities		68,735,070	1.4

		102,716,888	2.0

Commercial Services & Supplies
Other securities		111,231,216	2.1

Communications Equipment
Lumentum Holdings Inc.(a)(b)	566,665	41,763,210	0.8
Other securities		35,810,542	0.7

		77,573,752	1.5

Construction & Engineering
Other securities		33,833,984	0.6

Construction Materials
Other securities		17,851,808	0.3

Consumer Finance
Other securities		36,054,483	0.7

Containers & Packaging
Other securities		37,920,888	0.7

Distributors
Pool Corp.(b)	293,887	57,828,145	1.1

Diversified Consumer Services
Other securities		29,773,082	0.6

Electric Utilities
Other securities		42,239,086	0.8

Electrical Equipment
Generac Holdings Inc.(a)(b)	459,076	42,772,111	0.8

Security	Shares	Value	% of Net Assets

Electrical Equipment (continued)
Hubbell Inc.	399,203	$45,804,552	0.9%

		88,576,663	1.7

Electronic Equipment, Instruments & Components
Cognex Corp.(b)	1,254,417	52,961,486	1.0
Trimble Inc.(a)(b)	1,828,691	58,207,235	1.1
Other securities		72,401,066	1.4

		183,569,787	3.5

Energy Equipment & Services
Other securities		1,319,467	0.0

Entertainment
Other securities		6,720,210	0.1

Equity Real Estate Investment Trusts (REITs)
CoreSite Realty Corp	276,588	32,056,549	0.6
CyrusOne Inc.	540,090	33,350,558	0.6
Other securities		371,321,049	7.1

		436,728,156	8.3

Food & Staples Retailing
Casey’s General Stores Inc.	269,999	35,772,167	0.7

Food Products
Other securities		53,338,716	1.0

Gas Utilities
Other securities		16,184,317	0.3

Health Care Equipment & Supplies
Masimo Corp.(a)(b)	360,114	63,783,392	1.2
Penumbra Inc.(a)(b)	235,777	38,037,903	0.7
West Pharmaceutical Services Inc.(b)	543,109	82,688,345	1.6
Other securities		153,070,978	2.9

		337,580,618	6.4

Health Care Providers & Services
Amedisys Inc.(a)(b)	236,758	43,454,563	0.8
Chemed Corp.(b)	117,505	50,903,166	1.0
Other securities		50,922,336	1.0

		145,280,065	2.8

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	283,823	91,978,520	1.7
Dunkin’ Brands Group Inc.	608,089	32,289,526	0.6
Other securities		165,372,093	3.2

		289,640,139	5.5

Household Durables
Other securities		44,090,830	0.8

Household Products
Other securities		14,285,018	0.3

Industrial Conglomerates
Carlisle Companies Inc.(b)	415,994	52,115,728	1.0

Insurance
Brown & Brown Inc.(b)	1,716,502	62,171,702	1.2
RenaissanceRe Holdings Ltd.(b)	324,161	48,403,721	0.9
Other securities		72,256,674	1.4

		182,832,097	3.5

Interactive Media & Services
Other securities		8,443,233	0.2

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Internet & Direct Marketing Retail
Etsy Inc.(a)(b)	869,730	$33,432,421	0.6%
Other securities		15,307,515	0.3

		48,739,936	0.9

IT Services
CACI International Inc., Class A(a)	183,814	38,812,326	0.8
WEX Inc.(a)(b)	317,762	33,222,017	0.6
Other securities		79,342,044	1.5

		151,376,387	2.9

Leisure Products
Other securities		30,669,637	0.6

Life Sciences Tools & Services
Bio-Rad Laboratories Inc., Class A(a)	114,193	40,031,498	0.8
Bio-Techne Corp.(b)	279,750	53,046,195	1.0
Charles River Laboratories International Inc.(a)	358,485	45,244,392	0.9
PRA Health Sciences Inc.(a)(b)	464,256	38,551,818	0.7
Repligen Corp.(a)(b)	343,911	33,201,168	0.6
Other securities		18,048,565	0.3

		228,123,636	4.3

Machinery
Graco Inc.	1,224,203	59,655,412	1.1
Nordson Corp.(b)	375,566	50,727,700	1.0
Toro Co. (The)	782,485	50,931,949	1.0
Other securities		150,135,517	2.8

		311,450,578	5.9

Marine
Other securities		9,933,069	0.2

Media
Cable One Inc.(b)	36,886	60,640,953	1.2
Other securities		21,387,242	0.4

		82,028,195	1.6

Metals & Mining
Reliance Steel & Aluminum Co.	489,273	42,855,422	0.8
Royal Gold Inc.	481,463	42,229,120	0.8
Other securities		31,956,809	0.6

		117,041,351	2.2

Multi-Utilities
Other securities		26,848,357	0.5

Multiline Retail
Other securities		10,404,767	0.2

Oil, Gas & Consumable Fuels
Other securities		21,169,232	0.4

Paper & Forest Products
Other securities		10,649,779	0.2

Pharmaceuticals
Catalent Inc.(a)(b)	1,135,929	59,011,512	1.1
Other securities		7,403,680	0.2

		66,415,192	1.3

Professional Services
FTI Consulting Inc.(a)(b)	276,219	33,082,750	0.6
Other securities		22,170,660	0.4

		55,253,410	1.0

Real Estate Management & Development
Other securities		18,335,544	0.3

Security	Shares	Value	% of Net Assets

Road & Rail
Other securities		$53,906,827	1.0%

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.(b)	2,710,851	63,217,045	1.2
MKS Instruments Inc.(b)	400,118	32,589,611	0.6
Monolithic Power Systems Inc.	296,536	49,657,919	0.9
Teradyne Inc.(b)	1,230,060	66,632,350	1.3
Universal Display Corp.(b)	311,228	41,013,626	0.8
Other securities		126,550,831	2.4

		379,661,382	7.2

Software
Fair Isaac Corp.(a)(b)	212,586	65,410,586	1.2
Tyler Technologies Inc.(a)	286,164	84,864,796	1.6
Other securities		185,518,809	3.6

		335,794,191	6.4

Specialty Retail
Other securities		81,843,059	1.6

Technology Hardware, Storage & Peripherals
Other securities		7,155,437	0.1

Textiles, Apparel & Luxury Goods
Other securities		73,460,573	1.4

Thrifts & Mortgage Finance
Other securities		25,493,651	0.5

Trading Companies & Distributors
Other securities		19,313,794	0.4

Water Utilities
Essential Utilities Inc.	871,378	35,465,085	0.7

Total Common Stocks (Cost: $5,804,895,668)		5,244,415,275	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	404,184,630	404,103,793	7.7
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	10,785,000	10,785,000	0.2

		414,888,793	7.9

Total Short-Term Investments (Cost: $414,906,415)		414,888,793	7.9

Total Investments In Securities (Cost: $6,219,802,083)		5,659,304,068	107.6

Other Assets, Less Liabilities		(399,207,584)	(7.6)

Net Assets		$5,260,096,484	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	301,369,715	102,814,915	404,184,630	$404,103,793	$1,508,693	(b)	$(223,529)	$(118,639)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,795,983	(1,010,983)	10,785,000	10,785,000	191,620		—	—

				$414,888,793	$1,700,313		$(223,529)	$(118,639)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	107	06/19/20	$15,384	$(860,782)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$860,782

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,760,652)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,050,247)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,692,844

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,244,415,275	$—	$—	$5,244,415,275
Money Market Funds	414,888,793	—	—	414,888,793

	$5,659,304,068	$—	$—	$5,659,304,068

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(860,782)	$—	$—	$(860,782)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares@ S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$7,104,019	0.2%

Air Freight & Logistics
XPO Logistics Inc.(a)(b)	616,951	30,076,361	0.8

Airlines
Other securities		17,270,618	0.5

Auto Components
Lear Corp.	367,815	29,884,969	0.8
Other securities		29,065,800	0.8

		58,950,769	1.6

Automobiles
Other securities		15,565,432	0.4

Banks
Cullen/Frost Bankers Inc.	380,564	21,231,666	0.6
East West Bancorp. Inc.	973,378	25,054,750	0.7
Prosperity Bancshares Inc.	631,018	30,446,618	0.8
Signature Bank/New York NY	360,872	29,010,500	0.8
TCF Financial Corp.	1,025,397	23,235,496	0.6
Other securities		339,031,535	8.8

		468,010,565	12.3

Biotechnology
United Therapeutics Corp.(a)	293,303	27,812,457	0.7

Building Products
Other securities		31,728,669	0.8

Capital Markets
Interactive Brokers Group Inc., Class A(b)	513,006	22,146,469	0.6
Legg Mason Inc.	545,394	26,642,497	0.7
Other securities		59,306,937	1.5

		108,095,903	2.8

Chemicals
RPM International Inc.	346,716	20,629,602	0.5
Other securities		94,164,136	2.5

		114,793,738	3.0

Commercial Services & Supplies
Other securities		58,676,147	1.5

Communications Equipment
Other securities		42,121,908	1.1

Construction & Engineering
AECOM(a)(b)	1,049,991	31,342,231	0.8
Other securities		32,511,357	0.9

		63,853,588	1.7

Consumer Finance
Other securities		25,908,078	0.7

Containers & Packaging
Sonoco Products Co.	669,075	31,011,626	0.8
Other securities		35,843,166	1.0

		66,854,792	1.8

Diversified Consumer Services
Grand Canyon Education Inc.(a)(b)	322,353	24,590,699	0.6
Service Corp. International(b)	598,655	23,413,397	0.6

Security	Shares	Value	% of Net Assets

Diversified Consumer Services (continued)
Other securities		$22,114,921	0.6%

		70,119,017	1.8

Diversified Financial Services
Jefferies Financial Group Inc.	1,598,850	21,856,280	0.6

Electric Utilities
ALLETE Inc.	345,353	20,956,020	0.6
OGE Energy Corp.	1,338,013	41,117,140	1.1
Other securities		42,715,417	1.1

		104,788,577	2.8

Electrical Equipment
Acuity Brands Inc.(b)	264,842	22,686,366	0.6
Other securities		48,783,139	1.3

		71,469,505	1.9

Electronic Equipment, Instruments & Components
Arrow Electronics Inc.(a)	544,425	28,239,325	0.7
Tech Data Corp.(a)	236,778	30,982,401	0.8
Other securities		97,467,862	2.6

		156,689,588	4.1

Energy Equipment &Services
Other securities		12,358,410	0.3

Entertainment
Other securities		11,863,883	0.3

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	291,254	23,078,967	0.6
JBG SMITH Properties	788,946	25,112,151	0.7
Medical Properties Trust Inc.(b)	3,458,663	59,800,283	1.6
Omega Healthcare Investors Inc.	803,285	21,319,184	0.6
Other securities		288,591,798	7.5

		417,902,383	11.0

Food & Staples Retailing
BJ’s Wholesale Club Holdings Inc.(a)(b)	816,582	20,798,344	0.5
Other securities		14,688,256	0.4

		35,486,600	0.9

Food Products
Darling Ingredients Inc.(a)(b)	1,094,274	20,977,233	0.5
Flowers Foods Inc.	1,286,555	26,400,109	0.7
Ingredion Inc.	446,262	33,692,781	0.9
Other securities		64,738,300	1.7

		145,808,423	3.8

Gas Utilities
National Fuel Gas Co.	577,016	21,516,927	0.5
New Jersey Resources Corp.	638,357	21,684,987	0.6
Southwest Gas Holdings Inc.	365,132	25,398,582	0.7
Spire Inc.(b)	340,739	25,378,241	0.6
UGI Corp.	1,397,069	37,259,830	1.0
Other securities		14,749,397	0.4

		145,987,964	3.8

Health Care Equipment & Supplies
Hill-Rom Holdings Inc.(b)	200,816	20,202,089	0.5
Other securities		38,064,376	1.0

		58,266,465	1.5

Health Care Providers & Services
Encompass Health Corp.	349,307	22,366,127	0.6
Molina Healthcare Inc.(a)	419,095	58,551,762	1.5

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Other securities		$33,725,190	0.9%

		114,643,079	3.0

Health Care Technology
Other securities		7,624,158	0.2

Hotels, Restaurants & Leisure
Other securities		63,213,489	1.7

Household Durables
Other securities		41,194,069	1.1

Insurance
Alleghany Corp.	48,107	26,571,901	0.7
American Financial Group Inc./OH	500,285	35,059,973	0.9
First American Financial Corp.	754,223	31,986,597	0.9
Hanover Insurance Group Inc. (The)	263,307	23,850,348	0.6
Kemper Corp.	418,757	31,142,958	0.8
Old Republic International Corp.	1,907,375	29,087,469	0.8
Reinsurance Group of America Inc.	418,503	35,212,842	0.9
Other securities		77,113,373	2.0

		290,025,461	7.6

Interactive Media & Services
Other securities		12,221,657	0.3

Internet & Direct Marketing Retail
Other securities		10,973,151	0.3

IT Services
Other securities		39,273,020	1.0

Leisure Products
Mattel Inc.(a)	2,317,514	20,417,298	0.5
Other securities		9,851,925	0.3

		30,269,223	0.8

Life Sciences Tools & Services
Other securities		14,188,565	0.4

Machinery
Other securities		91,834,299	2.4

Marine
Other securities		8,342,632	0.2

Media
Other securities		47,184,603	1.2

Metals & Mining
Other securities		51,645,359	1.4

Multi-Utilities
NorthWestern Corp.	337,195	20,174,377	0.5
Other securities		30,654,386	0.8

		50,828,763	1.3

Multiline Retail
Other securities		9,881,008	0.3

Oil, Gas & Consumable Fuels
Other securities		54,261,419	1.4

Paper & Forest Products
Other securities		12,059,564	0.3

Personal Products
Other securities		16,801,519	0.4

Security	Shares	Value	% of Net Assets

Pharmaceuticals
Other securities		$26,613,359	0.7%

Professional Services
ManpowerGroup Inc.	394,110	20,883,889	0.6
Other securities		17,932,606	0.4

		38,816,495	1.0

Real Estate Management & Development
Other securities		18,088,043	0.5

Road & Rail
Other securities		28,565,196	0.8

Semiconductors & Semiconductor Equipment
Cree Inc.(a)(b)	719,959	25,529,746	0.7
Other securities		31,447,923	0.8

		56,977,669	1.5

Software
PTC Inc.(a)	333,487	20,412,739	0.5
Other securities		48,920,219	1.3

		69,332,958	1.8

Specialty Retail
Other securities		72,008,531	1.9

Technology Hardware, Storage & Peripherals
Other securities		8,586,571	0.2

Textiles, Apparel & Luxury Goods
Other securities		12,325,244	0.3

Thrifts & Mortgage Finance
Other securities		19,683,388	0.5

Trading Companies & Distributors
Other securities		51,884,164	1.4

Water Utilities
Essential Utilities Inc.	649,233	26,423,783	0.7

Wireless Telecommunication Services
Other securities		10,971,247	0.3

Total Common Stocks (Cost: $5,547,896,053)		3,796,161,825	99.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	232,389,984	232,343,506	6.1

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	5,268,000	$5,268,000	0.1%

		237,611,506	6.2

Total Short-Term Investments (Cost: $237,633,806)		237,611,506	6.2

Total Investments In Securities (Cost: $5,785,529,859)		4,033,773,331	105.8

Other Assets, Less Liabilities		(222,741,573)	(5.8)

Net Assets		$3,811,031,758	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	286,662,983	(54,272,999)	232,389,984	$232,343,506	$2,065,068	(b)	$(86,866)	$(106,754)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,018,310	(2,750,310)	5,268,000	5,268,000	191,475		—	—

				$237,611,506	$2,256,543		$(86,866)	$(106,754)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	98	06/19/20	$14,090	$(357,332)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$357,332

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,198,473)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(546,797)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,437,400

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,796,161,825	$—	$—	$3,796,161,825
Money Market Funds	237,611,506	—	—	237,611,506

	$4,033,773,331	$—	$—	$4,033,773,331

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(357,332)	$—	$—	$(357,332)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Aerojet Rocketdyne Holdings Inc.(a)(b)	881,214	$36,861,182	1.0%
Other securities		31,269,383	0.9

		68,130,565	1.9

Air Freight & Logistics
Other securities		17,370,266	0.5

Airlines
Other securities		13,101,579	0.4

Auto Components
Fox Factory Holding Corp.(a)(b)	468,917	19,694,514	0.5
LCI Industries	304,582	20,355,215	0.6
Other securities		16,644,371	0.5

		56,694,100	1.6

Automobiles
Other securities		11,435,917	0.3

Banks
Community Bank System Inc.(b)	358,898	21,103,202	0.6
Glacier Bancorp. Inc.	615,304	20,923,413	0.6
Other securities		152,072,159	4.3

		194,098,774	5.5

Beverages
Other securities		16,537,981	0.5

Biotechnology
Momenta Pharmaceuticals Inc.(a)	843,025	22,930,280	0.7
Other securities		73,729,029	2.1

		96,659,309	2.8

Building Products
AAON Inc.(b)	494,624	23,900,231	0.7
Simpson Manufacturing Co. Inc.	490,990	30,431,560	0.9
Universal Forest Products Inc.	747,246	27,790,079	0.8
Other securities		38,192,901	1.0

		120,314,771	3.4

Capital Markets
Other securities		16,684,765	0.5

Chemicals
Balchem Corp.(b)	391,562	38,655,001	1.1
Innospec Inc.	298,075	20,713,232	0.6
Other securities		30,061,342	0.8

		89,429,575	2.5

Commercial Services & Supplies
UniFirst Corp./MA	186,252	28,140,815	0.8
Other securities		41,061,845	1.2

		69,202,660	2.0

Communications Equipment
Viavi Solutions Inc.(a)	2,796,998	31,354,348	0.9
Other securities		18,570,872	0.5

		49,925,220	1.4

Construction & Engineering
Other securities		13,762,095	0.4

Consumer Finance
Other securities		13,175,329	0.4

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Strategic Education Inc.(b)	141,619	$19,792,672	0.6%
Other securities		4,085,288	0.1

		23,877,960	0.7

Diversified Telecommunication Services
Cogent Communications Holdings Inc.	507,333	41,586,086	1.2
Other securities		21,686,993	0.6

		63,273,079	1.8

Electric Utilities
Other securities		19,530,481	0.6

Electrical Equipment
Other securities		22,437,386	0.6

Electronic Equipment, Instruments & Components
Fabrinet(a)(b)	450,401	24,573,879	0.7
Itron Inc.(a)(b)	428,639	23,930,915	0.7
Rogers Corp.(a)(b)	225,952	21,334,388	0.6
Other securities		113,326,848	3.2

		183,166,030	5.2

Energy Equipment & Services
Other securities		11,633,085	0.3

Entertainment
Other securities		8,841,255	0.3

Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	554,669	34,334,011	1.0
Other securities		198,751,770	5.6

		233,085,781	6.6

Food & Staples Retailing
Other securities		6,267,691	0.2

Food Products
J&J Snack Foods Corp.	181,728	21,989,088	0.6
Other securities		16,028,289	0.5

		38,017,377	1.1

Gas Utilities
Other securities		30,022,484	0.9

Health Care Equipment & Supplies
CONMED Corp.(b)	345,008	19,758,608	0.6
Neogen Corp.(a)(b)	408,376	27,357,108	0.8
Other securities		83,235,773	2.3

		130,351,489	3.7

Health Care Providers & Services
LHC Group Inc.(a)	360,537	50,547,287	1.4
Other securities		107,428,949	3.1

		157,976,236	4.5

Health Care Technology
Omnicell Inc.(a)(b)	321,571	21,088,626	0.6
Other securities		27,940,323	0.8

		49,028,949	1.4

Hotels, Restaurants & Leisure
Wingstop Inc.	358,500	28,572,450	0.8
Other securities		35,150,048	1.0

		63,722,498	1.8

Household Durables
TopBuild Corp.(a)(b)	413,222	29,603,224	0.8

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables (continued)
Other securities		$84,491,570	2.4%

		114,094,794	3.2

Household Products
WD-40 Co.	166,813	33,504,391	1.0

Industrial Conglomerates
Other securities		9,211,909	0.3

Insurance
eHealth Inc.(a)(b)	303,058	42,676,628	1.2
Kinsale Capital Group Inc.(b)	250,828	26,219,051	0.7
Other securities		23,220,254	0.7

		92,115,933	2.6

Interactive Media & Services
Other securities		4,503,444	0.1

Internet & Direct Marketing Retail
Other securities		26,203,771	0.7

IT Services
ExlService Holdings Inc.(a)	414,888	21,586,623	0.6
ManTech International Corp./VA, Class A	327,597	23,806,474	0.7
Other securities		93,846,264	2.7

		139,239,361	4.0

Leisure Products
Other securities		11,736,127	0.3

Life Sciences Tools & Services
Medpace Holdings Inc.(a)(b)	333,308	24,458,141	0.7
NeoGenomics Inc.(a)(b)	1,270,854	35,088,279	1.0

		59,546,420	1.7

Machinery
ESCO Technologies Inc.	316,233	24,005,247	0.7
Federal Signal Corp.(b)	736,140	20,081,899	0.6
Franklin Electric Co. Inc.	468,386	22,075,032	0.6
John Bean Technologies Corp.(b)	385,451	28,627,446	0.8
Watts Water Technologies Inc., Class A	335,980	28,440,707	0.8
Other securities		142,430,269	4.1

		265,660,600	7.6

Media
Other securities		8,071,147	0.2

Metals & Mining
Other securities		25,354,941	0.7

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(c)	1,222,743	12,985,531	0.4
Other securities		5,803,503	0.1

		18,789,034	0.5

Oil, Gas & Consumable Fuels
Other securities		13,505,825	0.4

Paper & Forest Products
Other securities		16,340,463	0.5

Personal Products
Other securities		18,767,063	0.5

Pharmaceuticals
Other securities		50,513,494	1.4

Security	Shares	Value	% of Net Assets

Professional Services
Exponent Inc.	630,863	$45,365,359	1.3%
Other securities		2,095,060	0.1

		47,460,419	1.4

Real Estate Management & Development
Other securities		13,784,512	0.4

Road & Rail
Saia Inc.(a)(b)	315,702	23,216,725	0.7
Other securities		10,559,509	0.3

		33,776,234	1.0

Semiconductors & Semiconductor Equipment
Advanced Energy Industries Inc.(a)(b)	466,102	22,601,286	0.6
Brooks Automation Inc.(b)	880,017	26,840,519	0.8
Diodes Inc.(a)	502,787	20,430,750	0.6
Power Integrations Inc.(b)	358,127	31,633,358	0.9
Other securities		88,991,747	2.5

		190,497,660	5.4

Software
Qualys Inc.(a)(b)	405,758	35,296,888	1.0
SPS Commerce Inc.(a)	424,056	19,722,845	0.5
Other securities		99,268,473	2.9

		154,288,206	4.4

Specialty Retail
Lithia Motors Inc., Class A	275,634	22,544,105	0.6
Other securities		47,705,188	1.4

		70,249,293	2.0

Technology Hardware, Storage & Peripherals
Other securities		14,365,268	0.4

Textiles, Apparel & Luxury Goods
Steven Madden Ltd.(b)	941,739	21,876,597	0.6
Other securities		14,221,904	0.4

		36,098,501	1.0

Thrifts & Mortgage Finance
Other securities		51,476,710	1.5

Tobacco
Other securities		8,442,590	0.2

Trading Companies & Distributors
Other securities		17,904,072	0.5

Water Utilities
American States Water Co.(b)	448,406	36,652,707	1.0
California Water Service Group	392,391	19,745,115	0.6

		56,397,822	1.6

Wireless Telecommunication Services
Other securities		15,738,281	0.4

Total Common Stocks (Cost: $4,180,911,609)		3,505,392,972	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	368,642,149	368,568,420	10.5

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	4,212,000	$4,212,000	0.1%

		372,780,420	10.6

Total Short-Term Investments (Cost: $372,793,849)		372,780,420	10.6

Total Investments In Securities (Cost: $4,553,705,458)		3,878,173,392	110.3

Other Assets, Less Liabilities		(363,019,335)	(10.3)

Net Assets		$3,515,154,057	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	415,768,975	—	(47,126,826	)(b)	368,642,149	$368,568,420	$2,579,976	(c)	$(47,370)	$(172,646)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,492,159	—	(4,280,159	)(b)	4,212,000	4,212,000	123,314		—	—
PennyMac Mortgage Investment Trust	—	1,402,167	(179,424)		1,222,743	12,985,531	639,348		(1,563,392)	(14,695,915)

						$385,765,951	$3,342,638		$(1,610,762)	$(14,868,561)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	155	06/19/20	$8,894	$(194,923)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$194,923

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(933,512)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(277,746)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,936,009

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,505,392,972	$—	$—	$3,505,392,972
Money Market Funds	372,780,420	—	—	372,780,420

	$3,878,173,392	$—	$—	$3,878,173,392

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(194,923)	$—	$—	$(194,923)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$55,391,714	1.3%

Air Freight & Logistics
Hub Group Inc., Class A(a)(b)	578,702	26,313,580	0.6
Other securities		19,674,765	0.5

		45,988,345	1.1

Airlines
SkyWest Inc.	874,563	22,904,805	0.6
Other securities		8,441,387	0.2

		31,346,192	0.8

Auto Components
Other securities		68,715,953	1.7

Banks
Columbia Banking System Inc.	1,195,914	32,050,495	0.8
Community Bank System Inc.(b)	353,683	20,796,560	0.5
CVB Financial Corp.	1,200,927	24,078,586	0.6
First Financial Bancorp	1,625,095	24,230,167	0.6
First Midwest Bancorp. Inc.	1,722,205	22,793,383	0.5
Glacier Bancorp. Inc.	609,912	20,740,058	0.5
Old National Bancorp./IN	2,453,264	32,358,552	0.8
Pacific Premier Bancorp. Inc.	1,005,881	18,950,798	0.5
Simmons First National Corp., Class A(b)	1,977,043	36,377,591	0.9
Other securities		320,141,068	7.7

		552,517,258	13.4

Beverages
Other securities		7,964,141	0.2

Biotechnology
Momenta Pharmaceuticals Inc.(a)	767,510	20,876,272	0.5
Other securities		66,021,639	1.6

		86,897,911	2.1

Building Products
Other securities		30,283,733	0.7

Capital Markets
Other securities		45,667,754	1.1

Chemicals
Quaker Chemical Corp.(b)	224,874	28,397,089	0.7
Other securities		107,777,167	2.6

		136,174,256	3.3

Commercial Services & Supplies
ABM Industries Inc.	1,154,088	28,113,583	0.7
Other securities		62,177,305	1.5

		90,290,888	2.2

Communications Equipment
Other securities		29,263,884	0.7

Construction & Engineering
Arcosa Inc.(b)	840,531	33,402,702	0.8
Other securities		33,148,249	0.8

		66,550,951	1.6

Construction Materials
Other securities		5,033,777	0.1

Consumer Finance
Green Dot Corp., Class A(a)(b)	810,174	20,570,318	0.5

Security	Shares	Value	% of Net Assets

Consumer Finance (continued)
Other securities		$31,825,096	0.8%

		52,395,414	1.3

Containers & Packaging
Other securities		6,663,312	0.2

Distributors
Core-Mark Holding Co. Inc.(b)	789,482	22,555,501	0.5

Diversified Consumer Services
Strategic Education Inc.(b)	179,130	25,035,209	0.6
Other securities		16,332,734	0.4

		41,367,943	1.0

Diversified Financial Services
FGL Holdings	2,267,776	22,224,205	0.5

Diversified Telecommunication Services
Iridium Communications Inc.(a)(b)	875,154	19,542,189	0.5
Other securities		44,848,189	1.1

		64,390,378	1.6

Electric Utilities
El Paso Electric Co.	296,421	20,144,771	0.5

Electrical Equipment
Other securities		27,844,901	0.7

Electronic Equipment, Instruments & Components
Anixter International Inc.(a)	522,564	45,917,699	1.1
Sanmina Corp.(a)(b)	1,215,493	33,158,649	0.8
Other securities		106,124,505	2.6

		185,200,853	4.5

Energy Equipment & Services
Dril-Quip Inc.(a)	627,284	19,132,162	0.5
Other securities		44,306,674	1.0

		63,438,836	1.5

Entertainment
Other securities		4,887,689	0.1

Equity Real Estate Investment Trusts (REITs)
Global Net Lease Inc.	1,549,908	20,722,270	0.5
Industrial Logistics Properties Trust	1,129,298	19,807,887	0.5
Lexington Realty Trust	2,192,225	21,768,794	0.5
Office Properties Income Trust	835,129	22,757,265	0.6
Uniti Group Inc.	3,352,625	20,216,329	0.5
Xenia Hotels & Resorts Inc.	1,951,616	20,101,645	0.5
Other securities		233,606,154	5.6

		358,980,344	8.7

Food & Staples Retailing
Other securities		44,029,595	1.1

Food Products
B&G Foods Inc.(b)	1,112,845	20,131,366	0.5
Cal-Maine Foods Inc.	524,723	23,077,318	0.6
Other securities		26,502,022	0.6

		69,710,706	1.7

Gas Utilities
Other securities		29,880,232	0.7

Health Care Equipment & Supplies
Integer Holdings Corp.(a)(b)	567,491	35,672,484	0.9
Merit Medical Systems Inc.(a)(b)	959,203	29,975,094	0.7
Neogen Corp.(a)(b)	327,079	21,911,022	0.5

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Equipment & Supplies (continued)
Other securities		$80,809,362	2.0%

		168,367,962	4.1

Health Care Providers & Services
AMN Healthcare Services Inc.(a)(b)	373,156	21,572,148	0.5
Other securities		87,871,591	2.2

		109,443,739	2.7

Health Care Technology
Other securities		58,396,296	1.4

Hotels, Restaurants & Leisure
Other securities		19,037,023	0.5

Household Durables
Other securities		42,788,445	1.0

Household Products
Central Garden & Pet Co.(a)(b)	170,731	4,695,102	0.1

Central Garden & Pet Co.,
Class A, NVS(a)(b)	696,275	17,803,752	0.4

		22,498,854	0.5

Insurance
American Equity Investment Life Holding Co.(b)	1,384,031	26,019,783	0.6
Employers Holdings Inc.	527,675	21,376,114	0.5
Horace Mann Educators Corp.	686,156	25,106,448	0.6
ProAssurance Corp.	898,273	22,456,825	0.5
Other securities		88,352,849	2.2

		183,312,019	4.4

Internet & Direct Marketing Retail
Other securities		21,839,237	0.5

IT Services
Other securities		23,782,819	0.6

Leisure Products
Other securities		23,527,541	0.6

Life Sciences Tools & Services
Luminex Corp.(b)	725,919	19,984,550	0.5

Machinery
Hillenbrand Inc.	1,284,011	24,537,450	0.6
Other securities		126,828,128	3.1

		151,365,578	3.7

Marine
Matson Inc.	743,599	22,769,001	0.6

Media
Other securities		20,719,594	0.5

Metals & Mining
Other securities		48,985,395	1.2

Mortgage Real Estate Investment
Other securities		70,742,128	1.7

Multi-Utilities
Avista Corp.	1,157,661	49,189,016	1.2

Multiline Retail
Other securities		11,491,822	0.3

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Other securities		$68,659,863	1.7%

Paper & Forest Products
Other securities		40,930,649	1.0

Personal Products
Other securities		12,551,132	0.3

Pharmaceuticals
Other securities		45,480,443	1.1

Professional Services
Korn Ferry(b)	958,447	23,309,431	0.6
Other securities		31,626,704	0.7

		54,936,135	1.3

Real Estate Management & Development
Other securities		13,384,044	0.3

Road & Rail
Other securities		21,576,321	0.5

Semiconductors & Semiconductor Equipment
Other securities		76,363,253	1.9

Software
Other securities		35,075,353	0.9

Specialty Retail
Other securities		129,431,511	3.1

Textiles, Apparel & Luxury Goods
Wolverine World Wide Inc.	1,404,318	21,345,633	0.5
Other securities		42,664,429	1.1

		64,010,062	1.6

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	1,733,532	20,056,965	0.5
Other securities		40,887,156	1.0

		60,944,121	1.5

Tobacco
Universal Corp./VA	430,100	19,014,721	0.4
Other securities		6,819,939	0.2

		25,834,660	0.6

Trading Companies & Distributors
Kaman Corp.(b)	483,974	18,618,480	0.5
Other securities		25,061,004	0.6

		43,679,484	1.1

Water Utilities
Other securities		13,908,750	0.3

Wireless Telecommunication Services
Other securities		20,908,391	0.5

Total Common Stocks (Cost: $6,392,384,009)		4,061,716,628	98.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	289,029,114	288,971,308	7.0

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	49,110,000	$49,110,000	1.2%

		338,081,308	8.2

Total Short-Term Investments (Cost: $338,102,754)		338,081,308	8.2

Total Investments In Securities (Cost: $6,730,486,763)		4,399,797,936	106.8

Other Assets, Less Liabilities		(278,881,144)	(6.8)

Net Assets		$4,120,916,792	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	359,374,876	—		(70,345,762	)(b)	289,029,114	$288,971,308	$3,942,714	(c)	$(67,604)		$(131,918)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,571,102	26,538,898	(b)	—		49,110,000	49,110,000	1,016,042		—		—
PennyMac Mortgage Investment Trust	1,145,998	728,113		(1,874,111)		—	—	1,815,219		6,012,241		(3,520,981)

							$338,081,308	$6,773,975		$5,944,637		$(3,652,899)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	272	06/19/20	$15,607	$716,087

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$20,660,216	$485,903(b)	$21,050,245	0.5%

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps (continued)

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	JPMorgan Securities PLC	02/08/23	21,848,314	(1,389,726	)(c)	20,988,401	0.5%

			$42,508,530	$(903,823)		$42,038,646

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)
USD — 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $95,874 of net dividends and financing fees.
(c)	Amount includes $(529,813) of net dividends, payable for referenced securities purchased and financing fees.

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of March 31, 2020 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banner Corp.	43,231	$1,428,352	6.8%
Boston Private Financial Holdings Inc.	58,536	418,532	2.0
Brookline Bancorp. Inc.	11,465	129,325	0.6
Cadence Bancorp	55,885	366,047	1.7
Central Pacific Financial Corp.	17,616	280,094	1.3
City Holding Co.	23,684	1,575,697	7.5
Columbia Banking System Inc.	45,337	1,215,032	5.8
Community Bank System Inc.	5,272	309,994	1.5
First Bancorp./Puerto Rico	21,890	116,455	0.6
First Financial Bancorp	55,492	827,386	3.9
First Midwest Bancorp. Inc.	55,869	739,426	3.5
Great Western Bancorp. Inc.	1,698	34,775	0.2
Hanmi Financial Corp.	6,746	73,194	0.3
Heritage Financial Corp./WA	13,799	275,980	1.3
Hope Bancorp Inc.	83,525	686,576	3.3
Independent Bank Corp.	2,198	141,485	0.7
National Bank Holdings Corp. Class A	3,420	81,738	0.4
OFG Bancorp	78,084	872,979	4.1
Old National Bancorp./IN	486,265	6,413,835	30.5
Pacific Premier Bancorp. Inc.	15,601	293,923	1.4
United Community Banks Inc./GA	68,138	1,247,607	5.9
Westamerica Bancorp	4,296	252,519	1.2

		17,780,951

Diversified Telecommunication Services
Cincinnati Bell Inc. (a)	15,864	232,249	1.1

Insurance
American Equity Investment Life Holding Co.	81,176	1,526,109	7.3
AMERISAFE Inc.	967	62,342	0.3
Employers Holdings Inc.	8,361	338,704	1.6
Horace Mann Educators Corp.	11,193	409,552	1.9
ProAssurance Corp.	10,105	252,625	1.2
Stewart Information Services Corp.	12,544	334,548	1.6

		2,923,880

Metals & Mining
Warrior Met Coal Inc.	6,616	70,262	0.3

Semiconductors & Semiconductor Equipment
Photronics Inc. (a)	2,430	24,932	0.1

Thrifts & Mortgage Finance
HomeStreet Inc.	283	6,291	0.0
TrustCo Bank Corp. NY	2,159	11,680	0.1

		17,971

Total Reference Entity — Long		21,050,245

Net Value of Reference Entity — Goldman Sachs & Co.		$21,050,245

(a)	Non-income producing security

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of March 31, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banner Corp.	48,802	$1,612,418	7.7%
Boston Private Financial Holdings Inc.	19,256	137,680	0.6
Brookline Bancorp. Inc.	6,677	75,317	0.4
Cadence Bancorp	95,895	628,112	3.0
Central Pacific Financial Corp.	2,028	32,245	0.1
City Holding Co.	1,637	108,910	0.5
Columbia Banking System Inc.	5,850	156,780	0.7
Community Bank System Inc.	25,394	1,493,167	7.1
Eagle Bancorp. Inc.	15,669	473,360	2.2
First Bancorp./Puerto Rico	2,932	15,598	0.1
First Commonwealth Financial Corp.	11,010	100,631	0.5
First Financial Bancorp	37,548	559,841	2.7
First Midwest Bancorp. Inc.	123,126	1,629,573	7.8
Great Western Bancorp. Inc.	143,585	2,940,621	14.0
Hanmi Financial Corp.	21,167	229,662	1.1
Heritage Financial Corp./WA	53,107	1,062,140	5.1
Hope Bancorp Inc.	37,871	311,300	1.5
NBT Bancorp. Inc.	4,598	148,929	0.7
OFG Bancorp	13,398	149,790	0.7
Pacific Premier Bancorp. Inc.	4,814	90,696	0.4
Seacoast Banking Corp. of Florida(a)	1,938	35,485	0.2
United Community Banks Inc./GA	94,938	1,738,315	8.3
Westamerica Bancorp	1,407	82,703	0.4

		13,813,273

Biotechnology
AMAG Pharmaceuticals Inc. (a)	43,302	267,606	1.3

Commercial Services & Supplies
Pitney Bowes Inc.	54,654	111,494	0.5

Consumer Finance
Green Dot Corp. Class A(a)	10,491	266,366	1.3

Diversified Telecommunication Services
Cincinnati Bell Inc. (a)	12,806	187,480	0.9

Equity Real Estate Investment Trusts (REITs)
Tanger Factory Outlet Centers Inc.	8,237	41,185	0.2

Insurance
American Equity Investment Life Holding Co.	108,814	2,045,703	9.7
AMERISAFE Inc.	3,500	225,645	1.1
Employers Holdings Inc.	13,988	566,654	2.7
Horace Mann Educators Corp.	15,270	558,729	2.6
ProAssurance Corp.	21,571	539,275	2.6
Stewart Information Services Corp.	9,157	244,217	1.2

		4,180,223

IT Services
Unisys Corp. (a)	20,092	248,136	1.2

Metals & Mining
Warrior Met Coal Inc.	12,671	134,566	0.6

Semiconductors & Semiconductor Equipment
Photronics Inc. (a)	36,621	375,731	1.8

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of March 31, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Thrifts & Mortgage Finance
HomeStreet Inc.	56,679	$1,259,974	6.0
Provident Financial Services Inc.	1,856	23,868	0.1
Trustco Bank Corp. NY	14,510	78,499	0.4

		1,362,341

Total Reference Entity — Long		20,988,401

Net Value of Reference Entity — JPMorgan Securities PLC		$20,988,401

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$485,903	$(1,389,726)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$716,087
Swaps — OTC
Unrealized appreciation on OTC swaps	$485,903

$1,201,990

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps	$1,389,726

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(9,423,994)
Swaps	(42,913,583)

$(52,337,577)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$622,546
Swaps	(1,093,380)

$(470,834)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,992,685
Total return swaps:
Average notional value	$81,203,232

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF

Derivative Financial Instruments — Offsetting as of Year End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$716,087	$—
Swaps — OTC	485,903	1,389,726

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,201,990	$1,389,726
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(716,087)	—

Total derivative assets and liabilities subject to an MNA	$485,903	$1,389,726

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)
Goldman Sachs &Co.	$485,903	$—		$(485,903)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Pledged	(d)	Net Amount of Derivative Liabilities	(e)
JPMorgan Securities PLC	$1,389,726	$—		$(1,190,000)		$199,726

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,061,514,187	$—	$202,441	$4,061,716,628
Money Market Funds	338,081,308	—	—	338,081,308

	$4,399,595,495	$—	$202,441	$4,399,797,936

Derivative financial instruments(a)
Assets
Futures Contracts	$716,087	$—	$—	$716,087
Swaps	—	485,903	—	485,903
Liabilities
Swaps	—	(1,389,726)	—	(1,389,726)

	$716,087	$(903,823)	$—	$(187,736)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	49

Statements of Assets and Liabilities

March 31, 2020

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,821,051,473	$22,202,164,416	$14,100,544,620	$5,244,415,275
Affiliated(c)	149,433,707	490,939,365	189,314,366	414,888,793
Cash	454,183	1,798,551	1,407,237	409,724
Cash pledged:
Futures contracts	1,385,640	5,440,340	4,693,360	1,605,470
Receivables:
Securities lending income — Affiliated	60,984	196,017	286,189	228,019
Capital shares sold	233,320	1,221,368	1,249,920	—
Dividends	4,115,679	11,490,979	22,853,043	4,356,468

Total assets	4,976,734,986	22,713,251,036	14,320,348,735	5,665,903,749

LIABILITIES
Collateral on securities loaned, at value	122,898,604	401,526,928	129,405,207	404,342,876
Payables:
Variation margin on futures contracts	219,670	846,594	730,386	166,918
Capital shares redeemed	124,089	235,599	294,485	126,368
Investment advisory fees	806,964	3,262,629	2,090,092	1,171,103

Total liabilities	124,049,327	405,871,750	132,520,170	405,807,265

NET ASSETS	$4,852,685,659	$22,307,379,286	$14,187,828,565	$5,260,096,484

NET ASSETS CONSIST OF:
Paid-in capital	$5,451,650,813	$20,030,870,295	$18,095,835,691	$6,217,449,674
Accumulated earnings (loss)	(598,965,154)	2,276,508,991	(3,908,007,126)(957,353,190)

NET ASSETS	$4,852,685,659	$22,307,379,286	$14,187,828,565	$5,260,096,484

Shares outstanding	40,950,000	135,200,000	147,350,000	29,450,000

Net asset value	$118.50	$165.00	$96.29	$178.61

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$117,491,197	$388,567,533	$125,259,942	$393,133,648
(b) Investments, at cost — Unaffiliated	$5,230,522,346	$18,972,970,028	$16,995,123,308	$5,804,895,668
(c) Investments, at cost — Affiliated	$149,866,168	$496,823,030	$186,435,813	$414,906,415

See notes to financial statements.

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,796,161,825	$3,492,407,441	$4,061,716,628
Affiliated(c)	237,611,506	385,765,951	338,081,308
Cash	367,711	231,066	1,494,104
Cash pledged:
Futures contracts	1,511,510	1,223,000	3,235,000
OTC swaps	—	—	1,190,000
Receivables:
Investments sold	538,077	2,381,999	556,161
Securities lending income — Affiliated	168,437	226,316	479,026
Capital shares sold	—	—	6,353,109
Dividends	9,220,904	3,687,820	8,309,434
Unrealized appreciation on:
OTC swaps	—	—	485,903

Total assets	4,045,579,970	3,885,923,593	4,421,900,673

LIABILITIES
Cash received:
OTC swaps	—	—	590,000
Collateral on securities loaned, at value	232,514,176	368,643,634	289,106,479
Payables:
Investments purchased	108,650	—	8,721,876
Variation margin on futures contracts	152,877	52,688	209,373
Capital shares redeemed	831,284	1,230,508	11,360
Investment advisory fees	941,225	842,706	955,067
Unrealized depreciation on:
OTC swaps	—	—	1,389,726

Total liabilities	234,548,212	370,769,536	300,983,881

NET ASSETS	$3,811,031,758	$3,515,154,057	$4,120,916,792

NET ASSETS CONSIST OF:
Paid-in capital	$6,149,224,897	$4,551,649,687	$7,239,234,736
Accumulated loss	(2,338,193,139)	(1,036,495,630)	(3,118,317,944)

NET ASSETS	$3,811,031,758	$3,515,154,057	$4,120,916,792

Shares outstanding	34,700,000	25,400,000	41,100,000

Net asset value	$109.83	$138.39	$100.27

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$224,535,281	$355,979,472	$270,075,130
(b) Investments, at cost — Unaffiliated	$5,547,896,053	$4,153,230,163	$6,392,384,009
(c) Investments, at cost — Affiliated	$237,633,806	$400,475,295	$338,102,754
See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations

Year Ended March 31, 2020

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$106,202,570	$349,433,586	$410,841,440	$89,785,984
Dividends — Affiliated	741,143	1,173,031	2,531,111	191,620
Interest — Unaffiliated	11,284	36,030	32,139	7,229
Securities lending income — Affiliated — net	174,280	811,996	656,271	1,508,693
Foreign taxes withheld	—	—	—	(57,194)

Total investment income	107,129,277	351,454,643	414,060,961	91,436,332

EXPENSES
Investment advisory fees	10,413,242	42,676,987	28,889,406	17,626,271

Total expenses	10,413,242	42,676,987	28,889,406	17,626,271

Net investment income	96,716,035	308,777,656	385,171,555	73,810,061

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(54,125,982)	134,428,163	(271,067,818)	297,010,080
Investments — Affiliated	(206,033)	(461,192)	(432,801)	(223,529)
In-kind redemptions — Unaffiliated	606,362,562	1,950,237,523	1,985,585,030	340,193,134
In-kind redemptions — Affiliated	1,168,219	(147,186)	9,917,292	—
Futures contracts	(3,819,449)	1,060,567	(6,824,542)	(1,760,652)

Net realized gain	549,379,317	2,085,117,875	1,717,177,161	635,219,033

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(797,464,553)	(2,813,050,512)	(3,951,908,885)	(1,872,466,006)
Investments — Affiliated	(470,782)	(5,915,061)	(2,553,025)	(118,639)
Futures contracts	507,981	(2,823,127)	(1,658,020)	(1,050,247)

Net change in unrealized appreciation (depreciation)	(797,427,354)	(2,821,788,700)	(3,956,119,930)	(1,873,634,892)

Net realized and unrealized loss	(248,048,037)	(736,670,825)	(2,238,942,769)	(1,238,415,859)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(151,332,002)	$(427,893,169)	$(1,853,771,214)	$(1,164,605,798)

See notes to financial statements.

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$131,464,290	$56,619,457	$99,256,013
Dividends — Affiliated	191,475	762,662	2,831,261
Interest — Unaffiliated	8,138	4,083	4,057
Securities lending income — Affiliated — net	2,065,068	2,579,976	3,942,714
Foreign taxes withheld	(44,454)	(29,083)	(45,948)

Total investment income	133,684,517	59,937,095	105,988,097

EXPENSES
Investment advisory fees	15,415,355	13,150,607	15,214,258

Total expenses	15,415,355	13,150,607	15,214,258

Net investment income	118,269,162	46,786,488	90,773,839

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(116,687,432)	209,436,703	(101,712,312)
Investments — Affiliated	(86,866)	(126,710)	1,858,451
In-kind redemptions — Unaffiliated	560,011,019	181,274,442	598,949,574
In-kind redemptions — Affiliated	—	(1,484,052)	4,086,186
Futures contracts	(3,198,473)	(933,512)	(9,423,994)
Swaps	—	—	(42,913,583)

Net realized gain	440,038,248	388,166,871	450,844,322

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,177,038,658)	(1,493,869,463)	(2,412,013,032)
Investments — Affiliated	(106,754)	(14,868,561)	(3,652,899)
Futures contracts	(546,797)	(277,746)	622,546
Swaps	—	—	(1,093,380)

Net change in unrealized appreciation (depreciation)	(2,177,692,209)	(1,509,015,770)	(2,416,136,765)

Net realized and unrealized loss	(1,737,653,961)	(1,120,848,899)	(1,965,292,443)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,619,384,799)	$(1,074,062,411)	$(1,874,518,604)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$96,716,035	$92,764,486	$308,777,656	$271,454,884
Net realized gain	549,379,317	404,216,776	2,085,117,875	1,323,402,882
Net change in unrealized appreciation (depreciation)	(797,427,354)	(20,656,259)	(2,821,788,700)	855,326,104

Net increase (decrease) in net assets resulting from operations	(151,332,002)	476,325,003	(427,893,169)	2,450,183,870

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(105,665,467)	(91,857,619)	(394,328,138)	(266,062,421)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	285,347,345	(584,138,374)	578,700,113	344,684,113

NET ASSETS
Total increase (decrease) in net assets	28,349,876	(199,670,990)	(243,521,194)	2,528,805,562
Beginning of year	4,824,335,783	5,024,006,773	22,550,900,480	20,022,094,918

End of year	$4,852,685,659	$4,824,335,783	$22,307,379,286	$22,550,900,480

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$385,171,555	$366,969,781	$73,810,061	$77,783,490
Net realized gain	1,717,177,161	442,791,936	635,219,033	121,562,191
Net change in unrealized appreciation (depreciation)	(3,956,119,930)	(4,327,902)	(1,873,634,892)	(68,367,508)

Net increase (decrease) in net assets resulting from operations	(1,853,771,214)	805,433,815	(1,164,605,798)	130,978,173

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(389,148,196)	(374,403,089)	(80,679,104)	(80,945,838)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,196,316,317	165,029,253	(985,376,484)	(567,494,905)

NET ASSETS
Total increase (decrease) in net assets	(1,046,603,093)	596,059,979	(2,230,661,386)	(517,462,570)
Beginning of year	15,234,431,658	14,638,371,679	7,490,757,870	8,008,220,440

End of year	$14,187,828,565	$15,234,431,658	$5,260,096,484	$7,490,757,870

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets  (continued)

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$118,269,162	$98,967,668	$46,786,488	$46,808,984
Net realized gain (loss)	440,038,248	(75,058,208)	388,166,871	41,710,941
Net change in unrealized appreciation (depreciation)	(2,177,692,209)	173,718,453	(1,509,015,770)	12,530,074

Net increase (decrease) in net assets resulting from operations	(1,619,384,799)	197,627,913	(1,074,062,411)	101,049,999

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(125,017,275)	(102,534,682)	(50,853,269)	(49,710,347)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(800,250,817)	656,912,651	(940,151,365)	400,828,901

NET ASSETS
Total increase (decrease) in net assets	(2,544,652,891)	752,005,882	(2,065,067,045)	452,168,553
Beginning of year	6,355,684,649	5,603,678,767	5,580,221,102	5,128,052,549

End of year	$3,811,031,758	$6,355,684,649	$3,515,154,057	$5,580,221,102

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares S&P Small-Cap 600 Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$90,773,839	$93,705,980
Net realized gain (loss)	450,844,322	(145,328,526)
Net change in unrealized appreciation (depreciation)	(2,416,136,765)	(130,814,355)

Net decrease in net assets resulting from operations	(1,874,518,604)	(182,436,901)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(109,063,434)	(94,045,281)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(50,705,049)	1,268,093,814

NET ASSETS
Total increase (decrease) in net assets	(2,034,287,087)	991,611,632
Beginning of year	6,155,203,879	5,163,592,247

End of year	$4,120,916,792	$6,155,203,879

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$125.31	$115.89	$104.70	$91.38	$90.25

Net investment income(a)	2.48	2.35	2.17	2.02	1.91
Net realized and unrealized gain (loss)(b)	(6.58)	9.45	11.20	13.38	1.14

Net increase (decrease) from investment operations	(4.10)	11.80	13.37	15.40	3.05

Distributions(c)
From net investment income	(2.71)	(2.38)	(2.18)	(2.08)	(1.92)

Total distributions	(2.71)	(2.38)	(2.18)	(2.08)	(1.92)

Net asset value, end of year	$118.50	$125.31	$115.89	$104.70	$91.38

Total Return
Based on net asset value	(3.42)%	10.25%	12.85%	17.03%	3.43%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.86%	1.94%	1.92%	2.08%	2.12%

Supplemental Data
Net assets, end of year (000)	$4,852,686	$4,824,336	$5,024,007	$4,612,077	$4,546,237

Portfolio turnover rate(d)	4%	7%	4%	4%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$172.41	$155.03	$131.58	$115.95	$113.96

Net investment income(a)	2.38	2.08	1.99	1.82	1.72
Net realized and unrealized gain (loss)(b)	(6.73)	17.35	23.48	15.66	2.06

Net increase (decrease) from investment operations	(4.35)	19.43	25.47	17.48	3.78

Distributions(c)
From net investment income	(3.06)	(2.05)	(2.02)	(1.85)	(1.79)

Total distributions	(3.06)	(2.05)	(2.02)	(1.85)	(1.79)

Net asset value, end of year	$165.00	$172.41	$155.03	$131.58	$115.95

Total Return
Based on net asset value	(2.65)%	12.59%	19.45%	15.21%	3.36%

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.30%	1.27%	1.36%	1.50%	1.51%

Supplemental Data
Net assets, end of year (000)	$22,307,379	$22,550,900	$20,022,095	$16,525,973	$13,717,208

Portfolio turnover rate(d)	27%	27%	21%	24%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$112.76	$109.32	$104.03	$89.91	$92.53

Net investment income(a)	2.86	2.69	2.53	2.31	2.25
Net realized and unrealized gain (loss)(b)	(16.41)	3.53	5.26	14.11	(2.70)

Net increase (decrease)from investment operations	(13.55)	6.22	7.79	16.42	(0.45)

Distributions(c)
From net investment income	(2.92)	(2.78)	(2.50)	(2.30)	(2.17)

Total distributions	(2.92)	(2.78)	(2.50)	(2.30)	(2.17)

Net asset value, end of year	$96.29	$112.76	$109.32	$104.03	$89.91

Total Return
Based on net asset value	(12.34)%	5.79%	7.53%	18.44%	(0.44)%

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.40%	2.43%	2.33%	2.37%	2.51%

Supplemental Data
Net assets, end of year (000)	$14,187,829	$15,234,432	$14,638,372	$13,643,474	$9,660,828

Portfolio turnover rate(d)	32%	31%	23%	21%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$219.03	$218.21	$190.96	$162.57	$171.45

Net investment income(a)	2.26	2.20	1.93	1.85	1.57
Net realized and unrealized gain (loss)(b)	(40.17)	0.93	27.39	28.64	(8.68)

Net increase (decrease)from investment operations	(37.91)	3.13	29.32	30.49	(7.11)

Distributions(c)
From net investment income	(2.51)	(2.22)	(2.07)	(2.10)	(1.77)
From net realized gain	—	(0.09)	—	—	—

Total distributions	(2.51)	(2.31)	(2.07)	(2.10)	(1.77)

Net asset value, end of year	$178.61	$219.03	$218.21	$190.96	$162.57

Total Return
Based on net asset value	(17.49)%	1.45%	15.41%	18.85%	(4.15)%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	1.01%	1.01%	0.94%	1.05%	0.96%

Supplemental Data
Net assets, end of year (000)	$5,260,096	$7,490,758	$8,008,220	$6,254,058	$5,023,418

Portfolio turnover rate(d)	51%	50%	40%	54%	44%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$156.93	$154.37	$148.47	$124.02	$131.04

Net investment income(a)	3.01	2.61	2.64	2.20	2.22
Net realized and unrealized gain (loss)(b)	(46.84)	2.62	5.95	24.64	(7.00)

Net increase (decrease)from investment operations	(43.83)	5.23	8.59	26.84	(4.78)

Distributions(c)
From net investment income	(3.27)	(2.67)	(2.69)	(2.39)	(2.24)

Total distributions	(3.27)	(2.67)	(2.69)	(2.39)	(2.24)

Net asset value, end of year	$109.83	$156.93	$154.37	$148.47	$124.02

Total Return
Based on net asset value	(28.36)%	3.35%	5.88%	21.81%	(3.60)%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.90%	1.65%	1.73%	1.61%	1.82%

Supplemental Data
Net assets, end of year (000)	$3,811,032	$6,355,685	$5,603,679	$6,243,030	$4,334,329

Portfolio turnover rate(d)	46%	44%	37%	38%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$178.57	$173.83	$153.23	$124.27	$130.16

Net investment income(a)	1.61	1.43	1.46	1.30	1.46
Net realized and unrealized gain (loss)(b)	(40.00)	4.81	20.68	29.02	(5.79)

Net increase (decrease)from investment operations	(38.39)	6.24	22.14	30.32	(4.33)

Distributions(c)
From net investment income	(1.79)	(1.50)	(1.54)	(1.36)	(1.56)

Total distributions	(1.79)	(1.50)	(1.54)	(1.36)	(1.56)

Net asset value, end of year	$138.39	$178.57	$173.83	$153.23	$124.27

Total Return
Based on net asset value	(21.68)%	3.59%	14.51%	24.49%	(3.33)%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.89%	0.77%	0.90%	0.94%	1.17%

Supplemental Data
Net assets, end of year (000)	$3,515,154	$5,580,221	$5,128,053	$4,374,747	$3,131,695

Portfolio turnover rate(d)	64%	45%	47%	52%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$147.61	$150.98	$138.72	$113.35	$118.82

Net investment income(a)	2.19	2.40	2.06	1.91	1.59
Net realized and unrealized gain (loss)(b)	(46.89)	(3.43)	12.28	25.38	(5.45)

Net increase (decrease)from investment operations	(44.70)	(1.03)	14.34	27.29	(3.86)

Distributions(c)
From net investment income	(2.64)	(2.34)	(2.08)	(1.92)	(1.61)

Total distributions	(2.64)	(2.34)	(2.08)	(1.92)	(1.61)

Net asset value, end of year	$100.27	$147.61	$150.98	$138.72	$113.35

Total Return
Based on net asset value	(30.75)%	(0.71)%	10.38%	24.19%	(3.22)%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.48%	1.54%	1.41%	1.50%	1.43%

Supplemental Data
Net assets, end of year (000)	$4,120,917	$6,155,204	$5,163,592	$4,869,213	$3,434,471

Portfolio turnover rate(d)	53%	38%	39%	48%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100(a)	Diversified
S&P 500 Growth(a)	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	.Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements   (continued)

security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

66	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P 100
Barclays Bank PLC	$6,654,256	$6,654,256		$—	$—
BofA Securities, Inc.	87,450,514	87,450,514		—	—
Citigroup Global Markets Inc.	15,910,276	15,910,276		—	—
JPMorgan Securities LLC	3,712,968	3,712,968		—	—
SG Americas Securities LLC	3,359,587	3,359,587		—	—
Wells Fargo Bank, National Association	403,596	400,149		—	(3,447	)(b)

	$117,491,197	$117,487,750		$—	$(3,447)

S&P 500 Growth
Barclays Bank PLC	$4,617,753	$4,543,411		$—	$(74,342	)(b)
Barclays Capital Inc.	2,762,139	2,091,614		—	(670,525	)(b)
BNP Paribas Prime Brokerage International Ltd.	10,288,406	10,288,406		—	—
BNP Paribas Securities Corp.	1,131,343	1,131,343		—	—
BofA Securities, Inc.	23,034,143	23,034,143		—	—
Citigroup Global Markets Inc.	74,560,489	74,560,489		—	—
Credit Suisse AG	4,754,016	4,754,016		—	—
Credit Suisse Securities (USA) LLC	7,810,573	7,769,124		—	(41,449	)(b)
Goldman Sachs &Co.	91,118,873	91,118,873		—	—
HSBC Bank PLC	8,498,778	8,498,778		—	—
Jefferies LLC	8,728,640	8,728,640		—	—
JPMorgan Securities LLC	21,132,498	20,659,037		—	(473,461	)(b)
Morgan Stanley & Co. LLC	41,984,274	41,984,274		—	—
Scotia Capital (USA) Inc.	5,777,689	5,777,689		—	—
SG Americas Securities LLC	14,616,641	14,616,641		—	—
State Street Bank & Trust Company	20,356	20,356		—	—
UBS AG	38,409,154	38,409,154		—	—
UBS Securities LLC	9,823,373	9,823,373		—	—
Virtu Americas LLC	3,724,812	3,724,812		—	—
Wells Fargo Bank, National Association	12,995,385	12,995,385		—	—
Wells Fargo Securities LLC	2,778,198	2,778,198		—	—

	$388,567,533	$387,307,756		$—	$(1,259,777)

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements   (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P 500 Value
Barclays Capital Inc.	$174,582	$174,582		$—	$—
BNP Paribas Prime Brokerage International Ltd.	6,722,048	6,722,048		—	—
BNP Paribas Securities Corp.	11,880,183	11,880,183		—	—
BofA Securities, Inc.	19,191,738	19,191,738		—	—
Citadel Clearing LLC	1,529,452	1,529,452		—	—
Citigroup Global Markets Inc.	3,368,323	3,368,323		—	—
Credit Suisse AG	11,746,030	11,746,030		—	—
Goldman Sachs &Co.	4,664,594	4,664,594		—	—
HSBC Bank PLC	82,054	82,054		—	—
Jefferies LLC	55,340	55,340		—	—
JPMorgan Securities LLC	26,216,532	26,216,532		—	—
Morgan Stanley & Co. LLC	24,775,120	24,775,120		—	—
Scotia Capital (USA) Inc.	1,106,924	1,106,924		—	—
SG Americas Securities LLC	862,461	862,461		—	—
UBS AG	584,887	569,921		—	(14,966	)(b)
UBS Securities LLC	6,848,249	6,848,249		—	—
Virtu Americas LLC	1,566,702	1,566,702		—	—
Wells Fargo Bank, National Association	3,867,735	3,867,735		—	—
Wells Fargo Securities LLC	16,988	16,988		—	—

	$125,259,942	$125,244,976		$—	$(14,966)

S&P Mid-Cap 400 Growth
Barclays Bank PLC	$5,770,928	$5,770,928		$—	$—
Barclays Capital Inc.	1,149,566	1,149,566		—	—
BNP Paribas Prime Brokerage International Ltd.	24,878,748	24,878,748		—	—
BNP Paribas Securities Corp.	784,394	784,394		—	—
BofA Securities, Inc.	26,383,157	26,383,157		—	—
Citadel Clearing LLC	7,771,906	7,771,906		—	—
Citigroup Global Markets Inc.	33,922,879	33,922,879		—	—
Credit Suisse AG	5,505,831	5,505,831		—	—
Credit Suisse Securities (USA) LLC	3,037,505	3,037,505		—	—
Deutsche Bank Securities Inc.	1,011,094	1,011,094		—	—
Goldman Sachs &Co.	65,728,212	65,728,212		—	—
HSBC Bank PLC	10,719,169	10,719,169		—	—
Jefferies LLC	548,020	548,020		—	—
JPMorgan Securities LLC	63,759,219	63,759,219		—	—
Morgan Stanley & Co. LLC	70,626,194	70,626,194		—	—
National Financial Services LLC	4,918,240	4,918,240		—	—
Nomura Securities International Inc.	2,110,172	2,110,172		—	—
Scotia Capital (USA) Inc.	16,300	16,300		—	—
SG Americas Securities LLC	2,599,154	2,599,154		—	—
State Street Bank & Trust Company	148,465	148,465		—	—
UBS AG	29,566,797	29,566,797		—	—
UBS Securities LLC	6,398,796	6,398,796		—	—
Virtu Americas LLC	774,079	774,079		—	—
Wells Fargo Bank, National Association	11,884,830	11,884,830		—	—
Wells Fargo Securities LLC	13,119,993	13,119,993		—	—

	$393,133,648	$393,133,648		$—	$—

68	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Mid-Cap 400 Value
Barclays Bank PLC	$12,571,029	$12,571,029		$—	$—
Barclays Capital Inc.	3,533,351	3,384,343		—	(149,008	)(b)
BNP Paribas Prime Brokerage International Ltd.	4,597,323	4,597,323		—	—
BofA Securities, Inc.	16,373,645	16,373,645		—	—
Citadel Clearing LLC	16,340,752	16,340,752		—	—
Citigroup Global Markets Inc.	8,945,463	8,945,463		—	—
Credit Suisse AG	7,684,677	7,684,677		—	—
Credit Suisse Securities (USA) LLC	1,914	1,914		—	—
Deutsche Bank Securities Inc.	2,307,460	2,196,064		—	(111,396	)(b)
Goldman Sachs & Co.	18,850,030	18,850,030		—	—
HSBC Bank PLC	232,717	232,717		—	—
JPMorgan Securities LLC	70,825,492	70,825,492		—	—
Morgan Stanley & Co. LLC	19,629,628	19,629,628		—	—
National Financial Services LLC	7,898,692	7,898,692		—	—
Natixis Securities Americas LLC	872,015	872,015		—	—
Nomura Securities International Inc.	176,008	176,008		—	—
Scotia Capital (USA) Inc.	122,788	122,788		—	—
SG Americas Securities LLC	309,798	309,798		—	—
State Street Bank & Trust Company	40,323	40,323		—	—
TD Prime Services LLC	879,279	879,279		—	—
UBS AG	3,465,005	3,465,005		—	—
UBS Securities LLC	12,543,174	12,543,174		—	—
Wells Fargo Bank, National Association	11,902,774	11,902,774		—	—
Wells Fargo Securities LLC	4,431,944	4,431,944		—	—

	$224,535,281	$224,274,877		$—	$(260,404)

S&P Small-Cap 600 Growth
Barclays Bank PLC	$8,325,604	$8,325,604		$—	$—
Barclays Capital Inc.	3,392,579	3,392,579		—	—
BNP Paribas Prime Brokerage International Ltd.	32,030,721	32,030,721		—	—
BNP Paribas Securities Corp.	2,986,810	2,986,810		—	—
BofA Securities, Inc.	29,593,790	29,593,790		—	—
Citigroup Global Markets Inc.	30,716,582	30,716,582		—	—
Credit Suisse AG	2,235,216	2,235,216		—	—
Credit Suisse Securities (USA) LLC	4,034,972	4,017,655		—	(17,317	)(b)
Deutsche Bank Securities Inc.	635,949	635,949		—	—
Goldman Sachs &Co.	71,648,035	71,648,035		—	—
HSBC Bank PLC	3,723,449	3,723,449		—	—
Jefferies LLC	123,608	123,608		—	—
JPMorgan Securities LLC	41,228,759	41,228,759		—	—
Morgan Stanley & Co. LLC	48,937,954	48,937,954		—	—
National Financial Services LLC	20,295,711	20,295,711		—	—
Nomura Securities International Inc.	679,980	679,980		—	—
Scotia Capital (USA) Inc.	5,543,743	5,543,743		—	—
SG Americas Securities LLC	1,075,861	1,075,861		—	—
State Street Bank & Trust Company	11,257	11,257		—	—
TD Prime Services LLC	408,940	406,317		—	(2,623	)(b)
UBS AG	9,457,105	9,457,105		—	—
UBS Securities LLC	8,838,526	8,838,526		—	—
Virtu Americas LLC	73,200	73,200		—	—
Wells Fargo Bank, National Association	20,102,871	20,102,871		—	—
Wells Fargo Securities LLC	9,878,250	9,878,250		—	—

	$355,979,472	$355,959,532		$—	$(19,940)

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements   (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Small-Cap 600 Value
Barclays Bank PLC	$3,328,758	$3,328,758		$—	$—
Barclays Capital Inc.	7,695,975	7,695,975		—	—
BNP Paribas New York Branch	158,496	158,496		—	—
BNP Paribas Prime Brokerage International Ltd.	9,558,742	9,558,742		—	—
BNP Paribas Securities Corp.	2,523,987	2,523,987		—	—
BofA Securities, Inc.	33,523,423	33,523,423		—	—
Citadel Clearing LLC	59,158	59,158		—	—
Citigroup Global Markets Inc.	18,429,722	18,429,722		—	—
Credit Suisse AG	5,715,668	5,715,668		—	—
Credit Suisse Securities (USA) LLC	7,470,305	7,470,305		—	—
Deutsche Bank Securities Inc.	561,330	561,330		—	—
Goldman Sachs &Co.	49,115,422	49,115,422		—	—
HSBC Bank PLC	2,938,290	2,852,660		—	(85,630	)(b)
Jefferies LLC	730,932	730,932		—	—
JPMorgan Securities LLC	43,435,517	43,435,517		—	—
Morgan Stanley & Co. LLC	44,249,659	44,249,659		—	—
National Financial Services LLC	11,405,176	11,405,176		—	—
Natixis Securities Americas LLC	32,706	31,035		—	(1,671	)(b)
Nomura Securities International Inc.	1,803,551	1,803,551		—	—
RBC Capital Markets LLC	41,454	41,454		—	—
Scotia Capital (USA) Inc.	602,050	602,050		—	—
SG Americas Securities LLC	110,552	106,000		—	(4,552	)(b)
State Street Bank & Trust Company	275,019	275,019		—	—
TD Prime Services LLC	495	495		—	—
UBS AG	10,767,462	10,762,344		—	(5,118	)(b)
UBS Securities LLC	3,756,714	3,756,714		—	—
Virtu Americas LLC	984	975		—	(9	)(b)
Wells Fargo Securities LLC	11,783,583	11,783,583		—	—

	$270,075,130	$269,978,150		$—	$(96,980)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

70	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares S&P Small-Cap 600 Value ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties.An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements   (continued)

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee

First $5 billion	0.25%
Over $5 billion, up to and including $7.5 billion	0.24
Over $7.5 billion, up to and including $10 billion	0.23
Over $10 billion	0.21

For its investment advisory services to each of the iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Average Daily Net Assets	Investment Advisory Fee

First $5 billion	0.2500%
Over $5 billion, up to and including $7.5 billion	0.2375
Over $7.5 billion	0.2256

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place)from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2019, for its investment advisory services to each of the iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC,an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”),an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%(the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

72	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
S&P 100	$70,579
S&P 500 Growth	333,481
S&P 500 Value	237,309
S&P Mid-Cap 400 Growth	634,681
S&P Mid-Cap 400 Value	854,760
S&P Small-Cap 600 Growth	1,081,465
S&P Small-Cap 600 Value	1,535,251

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
S&P 100	$47,539,625	$22,219,689	$(1,552,229)
S&P 500 Growth	3,535,567,177	4,169,736,301	66,267,172
S&P 500 Value	3,341,615,721	2,748,607,090	(120,944,635)
S&P Mid-Cap 400 Growth	1,810,938,830	2,333,038,125	151,202,641
S&P Mid-Cap 400 Value	1,950,144,421	1,564,545,950	(46,670,565)
S&P Small-Cap 600 Growth	1,722,983,074	2,235,065,645	203,808,456
S&P Small-Cap 600 Value	1,915,377,353	1,698,242,098	132,352,728

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
S&P 100	$221,324,208	$237,776,984
S&P 500 Growth	6,418,997,718	6,492,976,270
S&P 500 Value	5,108,152,223	5,124,241,443
S&P Mid-Cap 400 Growth	3,673,725,575	3,747,287,727
S&P Mid-Cap 400 Value	2,804,808,966	2,797,393,015
S&P Small-Cap 600 Growth	3,339,729,776	3,388,546,558
S&P Small-Cap 600 Value	3,228,174,176	3,169,532,546

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$2,538,579,175	$2,251,445,446
S&P 500 Growth	6,155,577,010	5,578,721,719
S&P 500 Value	7,947,115,065	6,744,534,792
S&P Mid-Cap 400 Growth	402,669,649	1,371,298,157
S&P Mid-Cap 400 Value	1,512,011,247	2,320,386,570
S&P Small-Cap 600 Growth	86,951,645	975,425,723
S&P Small-Cap 600 Value	1,771,604,594	1,966,443,921

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements   (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
S&P 100	$589,419,810	$(589,419,810)
S&P 500 Growth	1,916,949,197	(1,916,949,197)
S&P 500 Value	1,774,973,494	(1,774,973,494)
S&P Mid-Cap 400 Growth	302,160,769	(302,160,769)
S&P Mid-Cap 400 Value	438,545,749	(438,545,749)
S&P Small-Cap 600 Growth	146,376,993	(146,376,993)
S&P Small-Cap 600 Value	475,942,885	(475,942,885)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
S&P 100
Ordinary income	$105,665,467	$91,857,619

S&P 500 Growth
Ordinary income	$394,328,138	$266,062,421

S&P 500 Value
Ordinary income	$389,148,196	$374,403,089

S&P Mid-Cap 400 Growth
Ordinary income	$80,679,104	$77,783,490
Long-term capital gains	—	3,162,348

	$80,679,104	$80,945,838

S&P Mid-Cap 400 Value
Ordinary income	$125,017,275	$102,534,682

S&P Small-Cap 600 Growth
Ordinary income	$50,853,269	$49,710,347

S&P Small-Cap 600 Value
Ordinary income	$109,063,434	$94,045,281

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
S&P 100	$1,146,247	$(113,238,631)	$(486,872,770)	$(598,965,154)
S&P 500 Growth	8,165,399	(677,876,502)	2,946,220,094	2,276,508,991
S&P 500 Value	—	(416,249,228)	(3,491,757,898)	(3,908,007,126)
S&P Mid-Cap 400 Growth	—	(340,937,915)	(616,415,275)	(957,353,190)
S&P Mid-Cap 400 Value	—	(398,181,116)	(1,940,012,023)	(2,338,193,139)
S&P Small-Cap 600 Growth	—	(307,435,232)	(729,060,398)	(1,036,495,630)
S&P Small-Cap 600 Value	—	(458,791,332)	(2,659,526,612)	(3,118,317,944)

(a)	Amounts available to offset future realized capital gains.

74	2020 I SHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains (losses) on certain swap agreements.

For the year ended March 31, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
S&P 500 Growth	$53,158,508
S&P Small-Cap 600 Growth	232,614,163

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$5,457,357,950	$309,470,135	$(796,342,905)	$(486,872,770)
S&P 500 Growth	19,746,883,687	4,230,739,083	(1,284,518,989)	2,946,220,094
S&P 500 Value	17,781,616,884	362,739,091	(3,854,496,989)	(3,491,757,898)
S&P Mid-Cap 400 Growth	6,275,719,343	604,026,526	(1,220,441,801)	(616,415,275)
S&P Mid-Cap 400 Value	5,973,785,354	53,434,191	(1,993,446,214)	(1,940,012,023)
S&P Small-Cap 600 Growth	4,607,233,790	307,347,515	(1,036,407,913)	(729,060,398)
S&P Small-Cap 600 Value	7,059,324,548	81,248,867	(2,740,775,479)	(2,659,526,612)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
S&P 100
Shares sold	20,650,000	$2,547,941,955	10,100,000	$1,209,689,713
Shares redeemed	(18,200,000)	(2,262,594,610)	(14,950,000)	(1,793,828,087)

Net increase (decrease)	2,450,000	$285,347,345	(4,850,000)	$(584,138,374)

S&P 500 Growth
Shares sold	34,500,000	$6,169,953,909	37,350,000	$5,828,333,740
Shares redeemed	(30,100,000)	(5,591,253,796)	(35,700,000)	(5,483,649,627)

Net increase	4,400,000	$578,700,113	1,650,000	$344,684,113

S&P 500 Value
Shares sold	67,150,000	$7,972,765,072	63,700,000	$6,787,311,521
Shares redeemed	(54,900,000)	(6,776,448,755)	(62,500,000)	(6,622,282,268)

Net increase	12,250,000	$1,196,316,317	1,200,000	$165,029,253

S&P Mid-Cap 400 Growth
Shares sold	1,850,000	$403,719,445	7,650,000	$1,674,011,835
Shares redeemed	(6,600,000)	(1,389,095,929)	(10,150,000)	(2,241,506,740)

Net decrease	(4,750,000)	$(985,376,484)	(2,500,000)	$(567,494,905)

S&P Mid-Cap 400 Value
Shares sold	9,400,000	$1,545,223,875	12,400,000	$1,832,291,043
Shares redeemed	(15,200,000)	(2,345,474,692)	(8,200,000)	(1,175,378,392)

Net increase (decrease)	(5,800,000)	$(800,250,817)	4,200,000	$656,912,651

S&P Small-Cap 600 Growth
Shares sold	550,000	$93,536,927	9,950,000	$1,895,676,865
Shares redeemed	(6,400,000)	(1,033,688,292)	(8,200,000)	(1,494,847,964)

Net increase (decrease)	(5,850,000)	$(940,151,365)	1,750,000	$400,828,901

S&P Small-Cap 600 Value
Shares sold	13,750,000	$2,040,702,369	21,350,000	$3,215,690,502
Shares redeemed	(14,350,000)	(2,091,407,418)	(13,850,000)	(1,947,596,688)

Net increase (decrease)	(600,000)	$(50,705,049)	7,500,000	$1,268,093,814

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

76	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares S&P 500 Value ETF received proceeds of $2,091,170 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares S&P 100 ETF, iShares S&P 500 Growth ETF,

iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF,

iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and

iShares S&P Small-Cap 600 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of iShares S&P 100 ETF and summary schedules of investments of iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

78	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
S&P 100	100.00%
S&P 500 Growth	100.00%
S&P 500 Value	97.25%
S&P Mid-Cap 400 Growth	80.33%
S&P Mid-Cap 400 Value	87.97%
S&P Small-Cap 600 Growth	83.15%
S&P Small-Cap 600 Value	81.53%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
S&P 100	$105,561,675
S&P 500 Growth	395,799,954
S&P 500 Value	397,470,773
S&P Mid-Cap 400 Growth	66,306,682
S&P Mid-Cap 400 Value	113,585,522
S&P Small-Cap 600 Growth	42,833,900
S&P Small-Cap 600 Value	90,861,358

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Business Income
S&P 100	$714,941
S&P 500 Growth	12,697,560
S&P 500 Value	7,239,833
S&P Mid-Cap 400 Growth	13,867,349
S&P Mid-Cap 400 Value	9,276,160
S&P Small-Cap 600 Growth	8,078,450
S&P Small-Cap 600 Value	11,441,731

IMPORTANT TAX INFORMATION	79

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

80	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100(a)	$2.707181	$—	$0.004283	$2.711464	100%	—%	0	%(b)	100%
S&P 500 Growth(a)	2.603674	—	0.461226	3.064900	85	—	15		100
S&P 500 Value(a)	2.898420	—	0.024729	2.923149	99	—	1		100
S&P Mid-Cap 400 Growth(a)	2.386718	—	0.120435	2.507153	95	—	5		100
S&P Mid-Cap 400 Value(a)	3.121714	—	0.146017	3.267731	96	—	4		100
S&P Small-Cap 600 Growth(a)	1.694868	—	0.094619	1.789487	95	—	5		100
S&P Small-Cap 600 Value(a)	2.403338	—	0.236054	2.639392	91	—	9		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	526	39.85%
At NAV	274	20.76
Less than 0.0% and Greater than –0.5%	520	39.39

	1,320	100.00%

SUPPLEMENTAL INFORMATION	81

Supplemental Information (unaudited) (continued)

iShares S&P 500 Growth ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	524	39.69%
At NAV	319	24.17
Less than 0.0% and Greater than –0.5%	477	36.14

	1,320	100.00%

iShares S&P 500 Value ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	534	40.45
At NAV	294	22.27
Less than 0.0% and Greater than –0.5%	491	37.20

	1,320	100.00%

iShares S&P Mid-Cap 400 Growth ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	488	36.97%
At NAV	310	23.48
Less than 0.0% and Greater than –0.5%	522	39.55

	1,320	100.00%

iShares S&P Mid-Cap 400 Value ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	576	43.64%
At NAV	270	20.45
Less than 0.0% and Greater than –0.5%	473	35.83
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares S&P Small-Cap 600 Growth ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	584	44.23%
At NAV	182	13.79
Less than 0.0% and Greater than –0.5%	552	41.82
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,320	100.00%

82	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited) (continued)

iShares S&P Small-Cap 600 Value ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	664	50.30%
At NAV	143	10.83
Less than 0.0% and Greater than –0.5%	509	38.57
Less than –0.5% and Greater than –1.0%	4	0.30

	1,320	100.00%

SUPPLEMENTAL INFORMATION	83

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

84	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).

Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	85

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

86	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	87

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-301-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares International Preferred Stock ETF | IPFF | Cboe BZX

•	iShares Preferred and Income Securities ETF | PFF | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets posted a significantly negative return during the 12 months ended March 31, 2020 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -11.26% in U.S. dollar terms for the reporting period.

The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinct parts. Prior to the outbreak, global equities posted solid returns, supported by slowing but resilient growth and accommodative monetary policy from major central banks. Equity markets ended 2019 on a positive note, as a trade agreement between the U.S. and China helped alleviate one of the world economy’s most significant risks.

However, global equity markets were upended by the emergence and spread of the coronavirus in 2020. The outbreak began in China, where measures to slow the spread of the virus included stay-at-home orders, which closed factories and disrupted global supply chains. The virus then began to spread to other countries around the globe, and affected countries began limiting economic activity in an attempt to contain it. As the extent of the outbreak became apparent in February 2020, and the economic activity of countries worldwide was disrupted by restrictions on travel and work, global equity prices declined sharply. Market volatility continued throughout March 2020, as investors struggled to project the length of the disruption and its ultimate economic impact. In the midst of this volatile environment, a dispute over oil production between Russia and Saudi Arabia led to a sudden decline in oil prices, further dampening market sentiment.

In the U.S., as state and local governments issued shelter-in-place orders and restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Travel, leisure, and industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had hovered near a 50-year low, increased dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March 2020, far surpassing the previous record.

In response to the crisis, the U.S. federal government enacted a $2 trillion stimulus program designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. The U.S. Federal Reserve Bank (“the Fed”), also responded to the crisis with two emergency interest rate reductions in March 2020 and a new bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and asset-backed securities.

Europe was similarly affected by the coronavirus, with Italy, Spain, and France among the countries with the most confirmed cases. European stocks declined significantly as some countries issued lockdown orders to contain the virus’ spread. To mitigate the economic impact of this disruption, many countries individually implemented fiscal stimulus plans designed to protect affected businesses and workers. The European Central Bank (“ECB”) also sought to steady markets with a €750 billion bond buying program and signaled openness to further stimulus.

Asia-Pacific and emerging market equities also declined substantially, despite some initial signs that the outbreak was beginning to slow down. The Chinese economy struggled initially due to widespread business and factory closures, then later from a lack of demand, as other affected countries decreased their imports of Chinese goods and cancelled existing orders.

M A R K E T O V E R V I E W	3

Fund Summary as of March 31, 2020	iShares® International Preferred Stock ETF

Investment Objective

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(28.16)%	(7.98)%	(5.42)%	(28.16)%	(34.02)%	(37.28)%
Fund Market	(29.53)	(8.11)	(5.62)	(29.53)	(34.50)	(38.39)
Index	(28.15)	(7.84)	(5.10)	(28.15)	(33.52)	(35.50)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$728.10	$2.38		$1,000.00	$1,022.30	$2.78		0.55%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

4	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2020 (continued)	iShares® International Preferred Stock ETF

Portfolio Management Commentary

Lower yields on non-U.S. bonds led to a significant negative return for the Index during the reporting period. Preferred stock receives a steady stream of dividends, and its value is closely tied to the yields of government bonds in its country of issuance. Preferred stocks periodically reset to the prevailing benchmark rate, and therefore lower bond yields typically drive the value of preferred stock down.

From a country perspective, Canada remained a major exposure in the Index. The Bank of Canada enacted three interest rate reductions aimed at stimulating the economy in the wake of coronavirus-related disruption, resulting in a sharp decrease in Canadian government bond yields. The majority of Canadian preferred stocks are fixed-reset securities tied to the yield of Canada’s five-year bond, and consequently declined in value.

Among Canadian securities, the largest portion of the Index was made up of financials stock, particularly banks. Banks tend to issue high levels of preferred stock due to regulatory capital requirements. Because preferred stock is classified as equity rather than debt on balance sheets, it is useful as a tool to meet target capital ratios. Canadian banks were pressured by lower interest rates, which erode net interest margins, a key measure of profitability. Economic weakness resulting from coronavirus-related restrictions also weighed on Canadian banks, as concerns mounted about loan losses, particularly from energy companies. The Canadian energy sector, which was also represented in the Index, struggled due to sharply lower oil prices, the result of weakened demand and increased supply from major energy producers.

Preferred stock from the U.K, where intermediate-maturity bond yields declined sharply, also worked against the Index’s return. Banks, which had a noteworthy weight in the Index, were weakened by the economic downturn. Many U.K. banks stopped making dividend payments in response to regulatory pressure intended to improve solvency in the face of expected losses.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	61.3%
Energy	23.6
Real Estate	6.5
Utilities	4.3
Industrials	2.9
Communication Services	1.4

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Canada	82.2%
United Kingdom	11.6
Sweden	3.7
Singapore	1.8
Australia	0.7

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2020	iShares® Preferred and Income Securities ETF

Investment Objective

The iShares Preferred and Income Securities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities, as represented by the ICE Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.90)%	0.81%	4.08%	(8.90)%	4.10%	49.13%
Fund Market	(8.19)	0.98	4.19	(8.19)	4.99	50.68
Index(a)	(8.11)	1.56	4.80	(8.11)	8.07	59.88
ICE Exchange-Listed Preferred & Hybrid Securities Index(b)	(7.78)	N/A	N/A	(7.78)	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through January 31, 2019 reflects the performance of the S&PU.S.Preferred Stock IndexTM. Index performance beginning on February 1, 2019 through October 31, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index, which terminated on October 31, 2019. Index performance beginning on November 1, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index, which, effective as of November 1, 2019 replaced the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index as the underlying index of the fund.

(b)	The inception date of the ICE Exchange-Listed Preferred & Hybrid Securities Index was November 25, 2018.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$863.20	$2.14		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2020 (continued)	iShares® Preferred and Income Securities ETF

Portfolio Management Commentary

U.S. dollar-denominated preferred stock posted a negative return for the reporting period. Preferred stocks gained throughout most of the reporting period amid a generally supportive economic environment and declining interest rates and bond yields. Preferred stocks pay out a stream of dividends, and therefore their value is sensitive to prevailing interest rates. Consequently, declining interest rates will typically support U.S. preferred stock prices. As bond yields declined, preferred stocks became relatively more attractive due to their higher yields. However, preferred stocks declined sharply following the coronavirus outbreak amid delayed issuance of new preferred stock, high market volatility, and economic uncertainty, and ended the reporting period with declines.

While the value of preferred stocks is affected by interest rates, it can also fluctuate due to market conditions facing the companies that issue them. The largest portion of the Index was made up of financials stock, particularly banks, which tend to issue high levels of preferred stocks due to regulatory capital requirements. Because preferred stock is classified as equity rather than debt on balance sheets, it is useful as a tool to meet target capital ratios. Banks were negatively affected by economic restrictions imposed to slow the spread of the coronavirus, which raised the prospects of loan defaults. Additionally, the Fed’s emergency interest rate reductions pressured profitability, particularly for banks that already had low deposit costs.
Preferred stocks of real estate investment trusts (“REITs”) also represented a large portion of the Index. Mortgage REITs were pressured by a sharp increase in short-term borrowing costs and concerns about missed mortgage payments late in the reporting period. Equity REITs struggled as the coronavirus response disrupted supply chains for building supplies and caused construction delays due to work restrictions.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	54.7%
Utilities	15.6
Real Estate	9.8
Communication Services	5.1
Consumer Discretionary	3.5
Health Care	3.3
Industrials	2.3
Information Technology	2.3
Energy	1.6
Consumer Staples	1.3
Other (each representing less than 1%)	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Broadcom Inc., Series A, 8.00%	2.1%
Wells Fargo & Co., Series L, 7.50	1.6
Bank of America Corp., Series L, 7.25	1.5
Becton Dickinson and Co., Series A, 6.13	1.4
Crown Castle International Corp., Series A, 6.88	1.4
Citigroup Capital XIII, 8.14	1.4
GMAC Capital Trust I, Series 2, 7.48	1.3
JPMorgan Chase &Co., Series EE, 6.00	1.1
JPMorgan Chase &Co., Series DD, 5.75	1.0
Danaher Corp., Series A, 4.75	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments March 31, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.6%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	13,518	$174,751

Canada — 79.2%
AltaGas Ltd., Series K, 5.00%(a)	13,518	158,225
Bank of Montreal
Series 27, 3.85%(a)	41,337	373,190
Series 29, 3.62%(a)	33,070	290,424
Series 31, 3.85%(a)	13,566	121,521
Series 38, 4.85%
(5 year Canadian Government Bond + 4.060%)(b)	27,036	365,647
Series 40, 4.50%(a)	22,533	250,288
Series 42, 4.40%
(5 year Canadian Government Bond + 3.170%)(b)	33,070	360,126
Series 44, 4.85%(a)	33,007	354,106
Bank of Nova Scotia (The)
Series 32, 2.06%
(5 year Canadian Government Bond + 1.340%)(b)	12,576	209,843
Series 34, 5.50%
(5 year Canadian Government Bond + 4.510%)(b)	15,772	238,239
Series 38, 4.85%(a)	22,612	311,375
Series 40, 4.85%
(5 year Canadian Government Bond + 2.430%)(b)	24,802	274,097
BCE Inc., Series AK, 2.95%
(5 year Canadian Government Bond + 1.880%)(b)	47,014	376,548
Brookfield Asset Management Inc.
Series 32, 5.06%
(5 year Canadian Government Bond + 2.900%)(b)	13,260	140,766
Series 46, 4.80%(a)	13,452	189,019
Series 48, 4.75%(a)	13,518	185,293
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	12,394	134,533
Series GG, 4.85%(a)	12,394	127,306
Series T, 5.38%
(5 year Canadian Government Bond + 3.160%)(b)	20,668	184,267
Brookfield Renewable Partners LP, Series 15, 5.75%(a)	7,914	113,426
Canadian Imperial Bank of Commerce
Series 39, 3.71%(a)	18,069	153,733
Series 41, 3.91%(a)	518	4,516
Series 45, 4.40%(a)	53,014	549,378
Series 47, 4.50%(a)	24,204	224,465
Series 49, 5.20%(a)	16,872	200,921
Series 51, 5.15%
(5 year Canadian Government Bond + 3.620%)(b)	10,668	132,437
Emera Inc.
Series C, 4.72%
(5 year Canadian Government Bond + 2.650%)(b)	11,269	109,812
Series H, 4.90%(a)	13,518	215,589
Enbridge Inc.
Series 03, 3.74%(a)	27,262	206,665
Series 09, 4.10%
(5 year Canadian Government Bond + 2.660%)(b)	12,495	101,305
Series 11, 4.40%(a)	22,719	178,770
Series 13, 4.40%(a)	15,905	114,872
Series 15, 4.40%(a)	12,495	95,248
Series 17, 5.15%(a)	34,074	487,883
Series 19, 4.90%(a)	22,718	301,662
Series B, 3.42%
(5 year Canadian Government Bond + 2.400%)(b)	20,756	146,992

Security	Shares	Value

Canada (continued)
Series D, 4.46%
(5 year Canadian Government Bond + 2.370%)(b)	20,449	$156,598
Series F, 4.69%
(5 year Canadian Government Bond + 2.510%)(b)	22,717	180,191
Series H, 4.38%
(5 year Canadian Government Bond + 2.120%)(b)	15,905	117,554
Series N, 5.09%
(5 year Canadian Government Bond + 2.650%)(b)	20,447	180,286
Series P, 4.38%
(5 year Canadian Government Bond + 2.500%)(b)	18,175	143,525
Series R, 4.07%(a)	18,175	140,461
Fairfax Financial Holdings Ltd.
Series K, 4.67%
(5 year Canadian Government Bond + 3.510%)(b)	10,706	96,654
Series M, 4.75%(a)	10,365	115,713
Fortis Inc./Canada, Series M, 3.91%(a)	49,604	514,040
Husky Energy Inc., Series 03, 4.69%(a)	20,631	144,947
Industrial Alliance Insurance & Financial Services Inc.,
Series G, 3.78%
(5 year Canadian Government Bond + 2.850%)(b)	11,269	100,628
Intact Financial Corp., Series 7, 4.90%(a)	11,269	114,800
Manulife Financial Corp.
Series 17, 3.80%(a)	27,882	247,409
Series 21, 5.60%(a)	33,139	476,125
Series 23, 4.85%(a)	37,271	434,678
Series 25, 4.70%
(5 year Canadian Government Bond + 2.550%)(b)	10,269	98,480
National Bank of Canada
Series 30, 4.03%(a)	28,882	251,818
Series 32, 3.84%(a)	13,518	119,856
Series 34, 5.60%(a)	18,025	276,197
Series 36, 5.40%
(5 year Canadian Government Bond + 4.660%)(b)	18,025	264,673
Series 40, 4.60%(a)	13,518	130,113
Series 42, 4.95%(a)	13,518	137,711
Pembina Pipeline Corp.
Series 01, 4.91%
(5 year Canadian Government Bond + 2.470%)(b)	11,269	93,028
Series 05, 4.57%
(5 year Canadian Government Bond + 3.000%)(b)	11,269	89,069
Series 13, 5.75%(a)	11,269	154,386
Series 23, 5.25%(a)	13,518	159,650
Series 25, 5.20%(a)	20,631	235,828
Royal Bank of Canada
Series AZ, 3.70%(a)	38,352	361,061
Series BB, 3.65%(a)	38,352	366,450
Series BD, 3.60%(a)	45,865	464,337
Series BK, 5.50%(a)(c)	55,422	850,789
Series BM, 5.50%
(5 year Canadian Government Bond + 4.800%)(b)	33,915	557,089
Series BO, 4.80%(a)	26,847	298,017
Sun Life Financial Inc., Series 04, 4.45%	13,518	166,298
TC Energy Corp.
Series 13, 5.50%(a)	22,533	351,606
Series 15, 4.90%(a)	79,585	1,123,869
Series 5, 2.26%(a)	26,229	156,635
Series 7, 3.90%(a)	49,604	434,582
Series 9, 3.76%(a)	37,203	320,186
Toronto-Dominion Bank (The)
Series 01, 3.66%(a)	20,681	191,503

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) March 31, 2020	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Series 03, 3.68%(a)	20,681	$193,246
Series 05, 3.88%(a)	20,681	193,392
Series 07, 3.60%(a)	14,479	143,432
Series 09, 3.70%
(5 year Canadian Government Bond + 2.870%)(b)	8,271	82,806
Series 12, 5.50%(a)	28,952	447,496
Series 14, 4.85%(a)	41,361	552,119
Series 16, 4.50%
(5 year Canadian Government Bond + 3.010%)(b)	14,479	155,334
Series 18, 4.70%
(5 year Canadian Government Bond + 2.700%)(b)	14,478	153,899
Series 20, 4.75%(a)	16,545	175,173
Series 22, 5.20%(a)	14,478	178,108
Series 24, 5.10%
(5 year Canadian Government Bond + 3.560%)(b)	18,678	239,880
Westcoast Energy Inc., Series 12, 5.20%
(5 year Canadian Government Bond + 4.520%)(b)	13,518	196,594

		21,510,806

Singapore — 1.8%
City Developments Ltd., Preference Shares(d)	684,729	485,228

Sweden — 3.6%
Klovern AB, Preference Shares	33,923	965,540

United Kingdom — 11.2%
Aviva PLC
8.38%	206,682	292,154
8.75%	206,682	315,219
Balfour Beatty PLC, 9.68%(d)	231,159	286,626
Doric Nimrod Air Three Ltd., Preference Shares	454,698	197,331
Doric Nimrod Air Two Ltd., Preference Shares	357,043	287,765
Ecclesiastical Insurance Group PLC, 8.63%	219,573	355,299

Security	Shares	Value

United Kingdom (continued)
General Accident PLC
7.88%	227,352	$298,819
8.88%	288,808	417,195
Raven Property Group Ltd., 12.00%	206,620	240,826
RSA Insurance Group PLC, 7.38%	258,353	344,371

		3,035,605

Total Preferred Stocks — 96.4% (Cost: $41,071,591)		26,171,930

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(e)(f)	11,000	11,000

Total Short-Term Investments — 0.0% (Cost: $11,000)		11,000

Total Investments in Securities — 96.4% (Cost: $41,082,591)		26,182,930

Other Assets, Less Liabilities — 3.6%		980,529

Net Assets — 100.0%		$27,163,459

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible preferred stock.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$98	(b)	$26		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	75,146	(64,146)	11,000	11,000	836		—		—

				$11,000	$934		$26		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

10	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2020	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$26,171,930	$—	$—	$26,171,930
Money Market Funds	11,000	—	—	11,000

	$26,182,930	$—	$—	$26,182,930

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments March 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 0.6%
Ford Motor Co. 6.00%	2,602,365	$39,269,688
6.20%	2,439,936	38,258,196

		77,527,884

Banks — 27.3%
Associated Banc-Corp, Series E, 5.88%	316,264	7,738,158
Banc of California Inc., Series E, 7.00%(a)	373,006	8,135,261
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(b)	732,501	15,331,246
BancorpSouth Bank, Series A, 5.50%	462,713	9,828,024
Bank of America Corp.
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(a)(b)	450,456	9,270,384
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(b)	902,837	18,192,165
Series CC, 6.20%	2,331,488	58,636,923
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(a)(b)	679,508	14,473,520
Series EE, 6.00%(a)	1,907,543	47,783,952
Series GG, 6.00%	2,861,541	73,398,527
Series H, 3.00% (3 mo. LIBOR US + 0.650%)(b)	640,211	11,523,798
Series HH, 5.88%	1,809,954	45,737,538
Series K, 6.45%(a)(c)	2,424,972	60,381,803
Series KK, 5.38%	2,962,001	71,828,524
Series L, 7.25%(d)	163,040	206,411,901
Series LL, 5.00%(a)	2,776,440	65,190,811
BOK Financial Corp., 5.38%	282,396	6,636,306
CIT Group Inc., Series B, 5.63%	634,763	11,184,524
Citigroup Inc.
Series J, 7.13%(c)	2,844,861	73,653,451
Series K, 6.88%(c)	4,476,911	115,414,766
Series S, 6.30%	3,099,431	78,446,599
Citizens Financial Group Inc.
Series D, 6.35%(a)(c)	917,755	21,888,457
Series E, 5.00%	1,343,903	27,791,914
Commerce Bancshares Inc./MO, Series B, 6.00%(a)	458,848	11,677,682
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	2,583,553	64,252,963
Fifth Third Bancorp
Series A, 6.00%	611,837	14,414,880
Series I, 6.63%(a)(c)	1,343,982	34,379,060
Series K, 4.95%	764,920	15,359,594
First Horizon National Corp., Series A, 6.20%(a)	316,909	7,409,332
First Republic Bank/CA
Series F, 5.70%(a)	299,647	7,452,221
Series G, 5.50%	458,796	11,056,984
Series H, 5.13%(a)	647,164	15,007,733
Series I, 5.50%(a)	898,981	22,321,698
Series J, 4.70%	1,183,260	26,599,685
FNB Corp/PA, 7.25%(c)	338,967	8,047,077
GMAC Capital Trust I, Series 2, 7.48% (3 mo. LIBOR US + 5.785%)(b)	8,669,162	177,804,513
Hancock Whitney Corp., 5.95%(a)	282,396	6,074,338
HSBC Holdings PLC, Series A, 6.20%	4,715,012	118,016,750
Huntington Bancshares Inc./OH
Series C, 5.88%	316,910	7,558,303
Series D, 6.25%	1,791,988	43,796,187
IBERIABANK Corp., Series D, 6.10%(c)	316,910	6,499,824
ING Groep NV, 6.13%	2,260,622	56,289,488
JPMorgan Chase & Co.
Series AA, 6.10%(a)	4,268,521	106,969,136
Series BB, 6.15%	3,444,794	86,636,569

Security	Shares	Value

Banks (continued)
Series DD, 5.75%	5,081,356	$128,812,375
Series EE, 6.00%	5,541,676	144,914,827
Series GG, 4.75%	2,696,195	62,794,381
KeyCorp
Series E, 6.13%(c)	1,493,305	37,332,625
Series F, 5.65%	1,269,059	30,774,681
Series G, 5.63%	1,343,982	32,457,165
People’s United Financial Inc., Series A, 5.63%(c)	764,920	17,945,023
PNC Financial Services Group Inc. (The)
Series P, 6.13%(c)	4,491,752	115,527,861
Series Q, 5.38%(a)	1,433,666	34,838,084
Popular Capital Trust I, 6.70%(a)	340,811	8,302,156
Popular Capital Trust II, 6.13%(a)	244,670	5,810,912
Regions Financial Corp.
Series A, 6.38%	1,493,305	35,779,588
Series B, 6.38%(c)	1,493,305	35,794,521
Series C, 5.70%(c)	1,493,320	35,093,020
Sterling Bancorp/DE, Series A, 6.50%	412,856	9,286,494
SVB Financial Group, Series A, 5.25%	1,045,220	23,925,086
Synovus Financial Corp.
Series D, 6.30%(a)(c)	597,223	13,019,461
Series E, 5.88%(c)	1,045,206	21,478,983
TCF Financial Corp., Series C*, 5.70%	535,457	12,245,902
Texas Capital Bancshares Inc. 6.50%	208,891	4,466,090
Series A, 6.50%	447,929	9,473,698
Truist Financial Corp.
Series F, 5.20%(e)	1,343,981	31,543,234
Series G, 5.20%(e)	1,493,305	35,047,868
Series H, 5.63%(e)	1,388,823	33,651,181
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(a)(b)(e)	533,505	10,622,084
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(b)	2,994,688	54,203,853
Series F, 6.50%(a)(c)	3,293,943	84,851,972
Series H, 5.15%	1,493,305	36,123,048
Series K, 5.50%	1,717,027	42,788,313
Valley National Bancorp
Series A, 6.25%(a)(c)	344,776	8,526,310
Series B, 5.50%(a)(c)	316,910	6,563,206
Webster Financial Corp., Series F, 5.25%	458,783	9,781,254
Wells Fargo & Co. 5.20%(a)	1,298,267	30,444,361
Series L, 7.50%(d)	171,105	217,991,192
Series O, 5.13%	1,125,314	25,825,956
Series P, 5.25%(a)	1,082,057	25,157,825
Series Q, 5.85%(c)	2,986,257	72,715,358
Series R, 6.63%(a)(c)	1,453,963	38,544,559
Series T, 6.00%(a)	204,074	5,205,928
Series V, 6.00%	1,731,172	43,365,859
Series W, 5.70%	1,731,172	42,846,507
Series X, 5.50%	1,990,639	48,372,528
Series Y, 5.63%(a)	1,194,495	29,420,412
Series Z, 4.75%	3,483,865	73,161,165
Western Alliance Bancorp, 6.25%	314,840	7,272,804
Wintrust Financial Corp., Series D, 6.50%(c)	372,967	8,872,885
Zions Bancorp N.A.
Series G, 6.30%(c)	413,327	10,023,180
Series H, 5.75%(a)	376,873	8,592,704

		3,768,091,048

12	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 9.2%
Affiliated Managers Group Inc., 5.88%	549,905	$12,763,295
Apollo Global Management Inc.
Series A, 6.38%	820,935	19,365,857
Series B, 6.38%	917,755	21,576,420
Ares Management Corp., Series A, 7.00%	948,522	23,153,422
B. Riley Financial Inc. 6.38%	398,049	7,296,238
6.50%	345,769	6,348,319
6.75%	297,035	5,578,317
6.88%(a)	193,950	3,933,306
7.25%	339,033	6,339,917
7.38%(a)	214,953	4,559,153
7.50%	331,756	6,230,378
Bank of New York Mellon Corp. (The), 5.20%	1,739,710	42,205,365
Brightsphere Investment Group Inc., 5.13%	235,284	4,145,704
Capitala Finance Corp., 5.75%(a)(d)	98,143	1,706,707
Charles Schwab Corp. (The)
Series C, 6.00%(a)	1,791,949	45,246,712
Series D, 5.95%	2,245,896	56,484,284
Cowen Inc. 7.35%(a)	254,197	4,906,002
7.75%(a)	188,356	3,644,689
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(b)	2,246,749	42,553,426
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(b)	599,263	11,817,466
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(a)(b)	4,044,057	77,565,013
Series J, 5.50%(a)(c)	2,995,695	72,795,388
Series K, 6.38%(a)(c)	2,097,011	54,585,196
Series N, 6.30%(a)	2,021,888	51,396,393
KKR & Co. Inc.
Series A, 6.75%	1,034,165	26,298,816
Series B, 6.50%	474,116	11,767,559
Ladenburg Thalmann Financial Services Inc.,
Series A, 8.00%(a)	1,299,215	18,189,010
Legg Mason Inc. 5.45%	1,610,293	35,700,196
6.38%	807,709	19,982,721
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(a)(b)	3,293,755	63,075,408
Series E, 7.13%(a)(c)	2,582,673	67,614,379
Series F, 6.88%(a)(c)	2,545,089	65,281,533
Series I, 6.38%(a)(c)	2,994,327	75,067,778
Series K, 5.85%(c)	2,994,327	73,720,331
Series L, 4.88%	1,496,883	35,281,532
MVC Capital Inc., 6.25%(a)	317,068	6,981,742
Northern Trust Corp., Series E, 4.70%	1,194,580	28,574,354
Oaktree Capital Group LLC
Series A, 6.63%	550,641	12,295,814
Series B, 6.55%	718,984	15,817,648
Prospect Capital Corp., 6.25%	409,697	8,488,922
State Street Corp.
Series D, 5.90%(c)	2,245,896	54,665,109
Series G, 5.35%(c)	1,493,305	36,660,638
Stifel Financial Corp. 5.20%	423,639	9,392,077
Series A, 6.25%(a)	458,822	11,157,312
Series B, 6.25%	489,318	11,851,282

		1,274,061,128

Chemicals — 0.4%
EI du Pont de Nemours &Co., Series B, 4.50%	127,802	11,693,883

Security	Shares	Value

Chemicals (continued)
International Flavors & Fragrances Inc., 6.00%(d)	1,332,131	$50,847,440

		62,541,323

Commercial Services & Supplies — .00%
Pitney Bowes Inc., 6.70%	867,954	7,854,984

Consumer Finance — 2.4%
Capital One Financial Corp.
Series F, 6.20%(a)	1,497,031	35,958,684
Series G, 5.20%(a)	1,796,556	39,362,542
Series H, 6.00%(a)	1,497,031	36,033,536
Series I, 5.00%	4,491,534	90,055,257
Series J, 4.80%	3,758,851	70,666,399
Navient Corp., 6.00%	966,370	16,718,201
SLM Corp., Series B, 2.44% (3 mo. LIBOR US + 1.700%)(b)	299,825	10,026,148
Synchrony Financial, Series A, 5.63%	2,245,900	38,315,054

		337,135,821

Diversified Financial Services — 2.0%
Allied Capital Corp., 6.88%(a)	762,508	17,850,312
Citigroup Capital XIII, 8.14% (3 mo. LIBOR US + 6.370%)(b)	7,301,359	186,914,791
Compass Diversified Holdings
Series A, 7.25%(a)	298,605	4,906,080
Series B, 7.88%(c)	298,615	5,204,501
Series C, 7.88%	354,379	6,049,250
Equitable Holdings Inc., Series A, 5.25%	2,395,608	40,533,687
Voya Financial Inc., Series B, 5.35%(c)	895,911	20,614,912

		282,073,533

Diversified Telecommunication Services — 4.7%
AT&T Inc. 5.35%	4,300,284	107,507,100
5.63%	2,664,416	67,942,608
Series A, 5.00%	3,593,168	81,888,299
Series C, 4.75%	5,260,665	111,526,098
GCI Liberty Inc., Series A, 7.00%	551,544	12,696,543
Qwest Corp. 6.13%	2,520,617	48,799,145
6.50%	3,179,286	66,415,284
6.63%	1,320,407	27,345,629
6.75%	2,131,623	44,380,391
6.88%	1,626,318	34,705,626
7.00%	779,108	17,864,946
Telephone & Data Systems Inc. 5.88%(a)	350,894	7,052,969
6.63%	218,823	4,649,989
6.88%	423,943	8,928,240
7.00%	555,492	11,804,205

		653,507,072

Electric Utilities — 11.6%
Alabama Power Co., Series A, 5.00%	764,920	19,543,706
Algonquin Power & Utilities Corp. 6.88%(c)	531,363	13,129,980
Series 19-A, 6.20%(c)	629,786	14,799,971
American Electric Power Co. Inc., 6.13%(d)	1,300,079	62,728,812
CMS Energy Corp. 5.63%	644,344	15,721,994
5.88%	2,034,676	51,375,569
5.88%	901,681	22,722,361
Dominion Energy Inc., Series A, 5.25%	2,583,553	63,736,252

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) March 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
DTE Energy Co. 5.25%(a)	644,383	$15,484,523
Series B, 5.38%	966,355	23,066,894
Series E, 5.25%	1,288,323	30,881,102
Series F, 6.00%(a)	901,759	22,417,729
Duke Energy Corp. 5.13%(a)	1,610,292	39,725,904
5.63%	1,610,292	41,239,578
Series A, 5.75%	2,994,679	77,801,760
Entergy Arkansas LLC 4.75%(a)	414,486	10,341,426
4.88%	1,320,397	32,534,582
4.90%(a)	660,120	16,555,810
Entergy Louisiana LLC 4.70%(a)	342,779	8,483,780
4.88%(a)	869,766	21,561,499
5.25%	644,383	16,103,131
Entergy Mississippi LLC, 4.90%	840,513	20,811,102
Entergy Texas Inc., 5.63%(a)	436,318	10,973,441
Georgia Power Co., Series 2017, 5.00%	869,770	21,657,273
Interstate Power & Light Co., Series D, 5.10%(a)	611,837	15,051,190
National Rural Utilities Cooperative Finance Corp.,
Series US, 5.50%	808,322	20,337,382
NextEra Energy Capital Holdings Inc. 5.00%	1,463,702	35,743,603
Series I, 5.13%	1,626,467	39,620,736
Series K, 5.25%	1,854,157	45,315,597
Series N, 5.65%	2,236,102	56,953,518
NextEra Energy Inc., 4.87%(d)	2,438,231	115,425,856
Pacific Gas & Electric Co., Series A, 6.00%	333,660	8,508,330
PPL Capital Funding Inc., Series B, 5.90%	1,449,550	35,876,362
SCE Trust II, 5.10%(a)	1,288,333	28,291,793
SCE Trust III, Series H, 5.75%(c)	885,769	17,449,649
SCE Trust IV, Series J, 5.38%(c)	1,047,006	19,421,961
SCE Trust V, Series K, 5.45%(c)	966,355	18,418,726
SCE Trust VI, 5.00%	1,530,107	31,382,495
Sempra Energy, 5.75%	2,446,455	57,149,189
Southern Co. (The) 5.25%,10/01/76	2,601,283	64,017,575
5.25%	1,463,412	35,999,935
6.25%	3,251,717	81,813,200
Series 2019, 6.75%(d)	2,803,795	124,488,498
Series 2020, 4.95%	3,251,717	72,805,944

		1,597,469,718

Energy Equipment & Services — .00%
Nabors Industries Ltd., Series A, 6.00%(a)(d)	454,726	1,673,392

Equity Real Estate Investment Trusts (REITs) — 9.7%
American Finance Trust, Series A, 7.50%(e)	461,426	8,245,683
American Homes 4 Rent
Series D, 6.50%(e)	822,128	19,451,548
Series E, 6.35%(e)	703,724	16,889,376
Series F, 5.88%(e)	473,685	11,183,703
Series G, 5.88%(e)	364,314	8,397,438
Series H, 6.25%(e)	363,879	8,587,544
Ashford Hospitality Trust Inc.
Series F, 7.38%(a)(e)	380,351	2,510,317
Series G, 7.38%(e)	462,726	3,035,483
Series I, 7.50%	426,893	2,872,990

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Bluerock Residential Growth REIT Inc., Series A, 8.25%(a)(e)	426,869	$8,217,228
Boston Properties Inc., Series B, 5.25%(e)	611,837	14,818,692
Braemar Hotels & Resorts Inc., Series b, 5.50%(d)	393,340	2,183,037
Brookfield Property REIT Inc., Series A, 6.38%(e)	764,920	10,823,618
CBL & Associates Properties Inc.
Series D, 7.38%(a)(e)	1,388,351	916,312
Series E, 6.63%(a)(e)	545,561	354,669
Cedar Realty Trust Inc., Series C, 6.50%(e)	395,422	3,756,509
City Office REIT Inc., Series A, 6.63%	355,021	6,120,562
Colony Capital Inc.
Series H, 7.13%(e)	879,734	8,093,553
Series I, 7.15%(e)	1,055,668	9,712,146
Series J, 7.13%(e)	963,706	8,461,339
CorEnergy Infrastructure Trust Inc., Series A, 7.38%(e)	374,583	5,648,712
Crown Castle International Corp., Series A, 6.88%(d)	149,914	187,392,500
Digital Realty Trust Inc.
Series C, 6.63%(a)(e)	615,764	15,511,095
Series G, 5.88%(a)(e)	764,920	18,564,608
Series I, 6.35%(a)(e)	764,905	19,053,784
Series J, 5.25%(e)	611,837	14,549,484
Series K, 5.85%(e)	642,603	16,039,371
Series L, 5.20%(e)	1,034,164	23,837,480
Diversified Healthcare Trust 5.63%	1,127,152	18,000,617
6.25%	805,039	13,114,085
EPR Properties
Series C, 5.75%(d)(e)	416,623	6,578,477
Series E, 9.00%(d)(e)	258,518	5,560,722
Series G, 5.75%(e)	447,929	6,965,296
Equity Commonwealth, Series D, 6.50%(a)(d)(e)	366,789	9,498,368
Farmland Partners Inc., Series B, 6.00%(a)(e)(f)	445,740	10,015,778
Federal Realty Investment Trust, Series C, 5.00%(a)	447,929	10,073,923
Global Net Lease Inc., Series A, 7.25%	520,241	10,547,886
Hersha Hospitality Trust
Series D, 6.50%(e)	592,162	3,683,248
Series E, 6.50%(e)	309,267	1,951,475
iStar Inc.
Series D, 8.00%(e)	316,910	6,607,573
Series I, 7.50%(e)	373,006	7,111,359
Kimco Realty Corp.
Series L, 5.13%(e)	671,651	14,574,827
Series M, 5.25%(a)(e)	837,662	18,344,798
Lexington Realty Trust, Series C, 6.50%(a)(d)(e)	153,423	6,750,612
MFA Financial Inc., 8.00%	316,906	3,821,886
Monmouth Real Estate Investment Corp., Series C, 6.13%(e)	1,062,955	23,746,415
National Retail Properties Inc., Series F, 5.20%(a)(e)	1,034,165	22,699,922
National Storage Affiliates Trust, Series A, 6.00%(e)	668,903	15,364,702
Office Properties Income Trust, 5.88%	998,439	19,968,780
Pebblebrook Hotel Trust
Series C, 6.50%(e)	396,022	6,395,755
Series D, 6.38%(e)	373,016	5,994,367
Series E, 6.38%(a)(e)	347,295	5,556,720
Series F, 6.30%(e)	447,929	7,045,923
Pennsylvania REIT
Series C, 7.20%(a)(e)	547,043	1,315,638
Series D, 6.88%(a)(e)	372,967	1,283,006

14	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks Inc.
Series W, 5.20%(a)(e)	580,580	$13,330,117
Series X, 5.25%	728,402	16,745,962
Series Y, 5.20%(e)	611,837	14,060,014
Series Z, 4.88%(e)	994,598	20,747,314
Public Storage
Series B, 5.40%(e)	903,725	22,150,300
Series C, 5.13%(e)	611,837	14,800,337
Series D, 4.95%(e)	979,943	23,136,454
Series E, 4.90%(e)	1,056,808	24,803,284
Series F, 5.15%(a)	856,559	20,814,384
Series G, 5.05%(e)	903,725	21,924,368
Series H, 5.60%(a)	857,552	21,867,576
Series I, 4.88%(a)(e)	953,179	22,485,493
Series J, 4.70%(a)(e)	791,805	18,544,073
Series K, 4.75%	611,610	14,415,648
Series V, 5.38%(e)	1,490,802	35,958,144
Series W, 5.20%(e)	1,505,824	35,748,262
Series X, 5.20%(e)	688,540	16,538,731
QTS Realty Trust Inc.
Series A, 7.13%(a)(e)	338,319	8,613,602
Series B, 6.50%(d)	236,973	30,465,249
Ready Capital Corp., 6.20%	317,317	4,759,755
RLJ Lodging Trust, Series A, 1.95%(d)	965,242	16,891,735
Saul Centers Inc., Series E, 6.00%(a)	329,345	4,841,371
SITE Centers Corp.
Series A, 6.38%(e)	54,029	1,007,090
Series K, 6.25%(e)	447,871	8,308,007
SL Green Realty Corp., Series I, 6.50%(e)	703,724	16,051,944
Spirit Realty Capital Inc., Series A, 6.00%	527,790	11,226,093
Summit Hotel Properties Inc., Series E, 6.25%	488,545	6,424,367
Sunstone Hotel Investors Inc., Series E, 6.95%(a)(e)	364,314	7,286,280
Taubman Centers Inc., Series K, 6.25%(e)	507,568	11,156,345
UMH Properties Inc., Series C, 6.75%(e)	745,745	14,563,580
Urstadt Biddle Properties Inc.
Series H, 6.25%(e)	335,703	5,965,442
Series K, 5.88%(e)	321,632	5,432,911
VEREIT Inc., Series F, 6.70%(e)	2,304,704	50,933,958
Vornado Realty Trust
Series K, 5.70%(e)	895,896	19,396,148
Series L, 5.40%(e)	917,755	18,538,651
Series M, 5.25%(e)	977,619	19,122,228
Washington Prime Group Inc., Series H, 7.50%(a)(e)	327,116	2,060,831

		1,338,916,987

Food Products — 1.2%
CHS Inc. 8.00%(a)	919,617	23,257,114
Series 1, 7.88%	1,601,993	40,049,825
Series 2, 7.10%(c)	1,254,346	28,950,306
Series 3, 6.75%(a)(c)	1,470,622	32,750,752
Series 4, 7.50%(a)	1,545,583	38,577,751

		163,585,748

Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%	354,422	8,853,462
South Jersey Industries Inc. 5.63%	359,897	7,978,916
7.25%(d)	263,661	10,965,661
Spire Inc., Series A, 5.90%	764,920	19,092,403

		46,890,442

Security	Shares	Value

Health Care Equipment & Supplies — 2.3%
Becton Dickinson and Co., Series A, 6.13%(d)	3,708,018	$193,855,181
Danaher Corp., Series A, 4.75%(d)	123,747	127,849,213

		321,704,394

Health Care Technology —0.1%
Change Healthcare Inc., 6.00%(d)	263,661	10,733,639

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(d)	164,867	11,194,469

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%(a)	482,443	8,167,760

Insurance — 10.3%
AEGON Funding Co. LLC, 5.10%	2,987,162	62,192,713
Aegon NV, Series 1, 4.00%
(3 mo. LIBOR US + 0.875%)(a)(b)	828,899	15,972,884
Allstate Corp. (The) 5.10%(c)	1,610,292	39,226,713
Series G, 5.63%	1,717,027	43,217,570
Series H, 5.10%	3,443,416	79,542,910
Series I, 4.75%	895,896	20,614,567
American Financial Group Inc./OH 5.13%	662,340	14,650,961
5.88%	404,117	9,783,673
6.00%	497,208	12,082,154
American International Group Inc., Series A, 5.85%	1,493,305	34,988,136
Arch Capital Group Ltd.
Series E, 5.25%(a)	1,343,903	30,829,135
Series F, 5.45%	985,580	21,929,155
Argo Group U.S. Inc., 6.50%	280,007	6,291,757
Aspen Insurance Holdings Ltd. 5.63%(a)	764,920	15,711,457
5.63%	764,920	15,298,400
5.95%(c)	841,300	18,045,885
Assurant Inc., Series D, 6.50%(d)	215,220	22,916,626
Assured Guaranty Municipal Holdings Inc. 5.60%	188,356	4,482,873
6.25%(a)	433,104	10,624,041
6.88%	188,356	4,714,551
Athene Holding Ltd.
Series A, 6.35%(c)	2,583,024	58,686,305
Series B, 5.63%	1,034,164	20,362,689
Axis Capital Holdings Ltd., Series E, 5.50%	1,642,664	35,892,208
Brighthouse Financial Inc. 6.25%	1,207,728	29,311,558
Series A, 6.60%	1,269,030	30,875,500
Enstar Group Ltd.
Series D, 7.00%(c)	1,194,658	26,186,903
Series E, 7.00%	348,699	8,020,077
Global Indemnity Ltd., 7.88%	388,270	8,308,978
Globe Life Inc., 6.13%	552,415	12,849,173
Hanover Insurance Group Inc. (The), 6.35%	314,830	7,215,904
Hartford Financial Services Group Inc. (The) 7.88%(c)	1,937,805	50,634,845
Series G, 6.00%	1,034,165	26,371,207
Maiden Holdings Ltd. 6.63%	206,883	3,484,944
Series A, 8.25%	475,228	2,984,432
Series C, 7.13%	522,561	3,344,390
Series D, 6.70%	475,102	3,159,428
Maiden Holdings North America Ltd., 7.75%(a)	296,470	5,632,930

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) March 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(b)	1,791,988	$39,620,855
Series E, 5.63%	2,410,449	60,140,702
Series F, 4.75%	2,994,766	63,968,202
National General Holdings Corp. 7.63%	316,910	6,544,191
Series B, 7.50%	536,672	9,955,266
Series C, 7.50%	611,837	11,166,025
PartnerRe Ltd.
Series G, 6.50%	490,035	12,045,060
Series H, 7.25%	899,072	22,377,902
Series I, 5.88%	559,888	13,106,978
Prudential Financial Inc. 5.63%	1,837,786	46,183,562
5.70%	2,309,697	56,125,637
5.75%	1,870,476	46,387,805
Prudential PLC 6.50%	966,355	24,265,174
6.75%	808,312	20,312,881
Reinsurance Group of America Inc. 5.75%(c)	1,288,333	29,708,959
6.20%(c)	1,288,323	30,340,007
RenaissanceRe Holdings Ltd.
Series E, 5.38%	841,100	19,404,177
Series F, 5.75%	809,963	20,054,684
Unum Group, 6.25%	966,355	22,081,212
WR Berkley Corp. 5.10%	549,908	11,850,517
5.63%(a)	629,776	13,918,050
5.70%	332,857	7,509,254
5.75%	536,263	11,803,149
5.90%(a)	206,971	4,822,424

		1,420,130,305

Internet & Direct Marketing Retail — 0.7%
eBay Inc., 6.00%	2,422,359	59,929,162
QVC Inc. 6.25%	1,611,118	28,967,902
6.38%	724,455	13,677,710

		102,574,774

Leisure Products — 0.2%
Brunswick Corp/DE 6.38%	423,595	9,289,438
6.50%	348,154	7,816,057
6.63%	235,238	5,278,741

		22,384,236

Life Sciences Tools & Services — 0.5%
Avantor Inc., Series A, 6.25%(d)	1,549,453	67,184,282

Machinery — 1.4%
Colfax Corp., 5.75%(a)(d)	372,030	34,167,235
Fortive Corp., Series A, 5.00%(d)	104,895	75,496,078
Stanley Black & Decker Inc. 5.25%(d)	545,660	38,174,374
5.38%(d)	562,024	40,831,044

		188,668,731

Marine — 0.5%
Altera Infrastructure LP
Series A, 7.25%	445,848	6,143,786
Series B, 8.50%	408,484	6,331,502

Security	Shares	Value

Marine (continued)
Series E, 8.88%(c)	378,752	$5,571,442
Atlas Corp.
Series D, 7.95%	389,924	7,073,221
Series E, 8.25%	429,226	8,138,125
Series G, 8.20%	595,973	10,477,205
Series H, 7.88%	689,397	11,850,735
Series I, 8.00%(c)	475,047	7,966,538

		63,552,554

Metals & Mining — .00%
Hillman Group Capital Trust, 11.60%	190,269	5,110,625

Mortgage Real Estate Investment — 2.9%
AG Mortgage Investment Trust Inc.
Series B, 8.00%(e)	364,314	2,134,881
Series C, 8.00%(c)(e)	364,314	2,102,092
AGNC Investment Corp.
Series C, 7.00%(c)(e)	1,029,319	20,020,255
Series D, 6.88%(c)(e)	723,631	13,597,026
Series E, 6.50% (3 mo. LIBOR US + 4.993%)(c)(e)	1,202,019	22,237,351
Series F, 6.13%(c)(e)	1,728,825	30,686,644
Annaly Capital Management Inc.
Series D, 7.50%(e)	1,373,540	26,440,645
Series F, 6.95%(c)(e)	2,155,954	38,268,183
Series G, 6.50%(c)(e)	1,268,201	22,206,200
Series I, 6.75%(c)	1,321,298	23,532,317
Capstead Mortgage Corp., Series E, 7.50%(a)(e)	790,029	14,963,149
Chimera Investment Corp.
Series A, 8.00%(a)(e)	433,092	6,665,286
Series B, 8.00%(c)(e)	970,334	14,098,953
Series C, 7.75%(c)(e)	795,376	11,771,565
Series D, 8.00%(c)(e)	611,837	9,110,253
Dynex Capital Inc., Series C, 6.90%
(3 mo. LIBOR US + 5.461%)(c)(e)	301,235	5,271,613
Ellington Financial Inc., 6.75%
(3 mo. LIBOR US + 5.196%)(c)	363,794	3,874,406
Great Ajax Corp., 7.25%(d)	228,146	4,286,863
Invesco Mortgage Capital Inc.
Series A, 7.75%(a)(e)	417,884	3,819,460
Series B, 7.75%(a)(c)(e)	471,361	4,572,202
Series C, 7.50%(c)(e)	875,634	7,661,798
MFA Financial Inc., Series B, 7.50%(a)(e)	611,837	4,711,145
New Residential Investment Corp.
Series A, 7.50%(c)(e)	463,477	7,012,407
Series B, 7.13%(c)(e)	843,657	11,515,918
Series C, 6.38%(c)(e)	1,052,276	13,711,156
New York Mortgage Trust Inc.
Series D, 8.00%(c)(e)	456,518	4,063,010
Series E, 7.88% (3 mo. LIBOR US + 6.429%)(c)(e)	527,062	4,659,228
PennyMac Mortgage Investment Trust
Series A, 8.13%(c)(g)	374,184	6,166,552
Series B, 8.00%(c)(g)	596,578	9,998,647
Ready Capital Corp., 7.00%	216,423	3,296,122
Two Harbors Investment Corp.
Series A, 8.13%(c)(e)	429,226	7,056,475
Series B, 7.63%(c)	879,734	13,750,242
Series C, 7.25%(c)(e)	902,510	13,853,529
Series E, 7.50%(a)(e)	611,842	9,685,459

		396,801,032

Multiline Retail — .00%
Dillard’s Capital Trust I, 7.50%	359,897	6,953,210

16	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) March 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 3.1%
CenterPoint Energy Inc., Series B, 7.00%(d)	1,463,467	$42,147,850
Dominion Energy Inc., Series A, 7.25%(d)	1,308,572	120,401,710
DTE Energy Co., 6.25%(d)	1,856,942	69,932,436
Just Energy Group Inc., Series A, 8.50%(c)	369,644	1,260,486
NiSource Inc., Series B, 6.50%(c)	1,493,315	37,930,201
Sempra Energy
Series A, 6.00%(d)	1,291,070	119,449,796
Series B, 6.75%(d)	431,001	40,483,924

		431,606,403

Oil, Gas &Consumable Fuels — 1.5%
Chesapeake Energy Corp., 4.50%(a)(d)	202,753	877,920
DCP Midstream LP
Series B, 7.88%(c)	481,439	4,381,095
Series C, 7.95%(c)	347,724	3,261,651
El Paso Energy Capital Trust I, 4.75%(d)	366,338	15,752,534
Enbridge Inc., Series B, 6.38%(c)	1,932,766	35,272,980
Energy Transfer Operating LP
Series C, 7.38%(c)	1,343,981	16,934,161
Series D, 7.63%(c)	1,329,017	16,878,516
Series E, 7.60%(c)	2,395,608	29,777,407
GasLog Ltd., Series A, 8.75%(a)	364,318	5,227,963
Golar LNG Partners LP, Series A, 8.75%	411,986	5,145,705
Hoegh LNG Partners LP, Series A, 8.75%(a)	493,681	8,762,838
NGL Energy Partners LP, Series B, 9.00%(c)	962,577	6,622,530
NuStar Energy LP
Series A, 8.50%(c)	692,972	7,546,465
Series B, 7.63%(a)(c)	1,149,780	11,152,866
Series C, 9.00%(c)	527,223	6,121,059
NuStar Logistics LP, 8.57%
(3 mo. LIBOR US + 6.734%)(b)	1,296,361	17,163,820
Targa Resources Partners LP, Series A, 9.00%(c)	373,006	5,367,556
Teekay LNG Partners LP 9.00%	373,006	7,512,341
Series B, 8.50%(c)	520,197	9,467,585

		213,226,992

Pharmaceuticals — 0.3%
Elanco Animal Health Inc., 5.00%(a)(d)	891,565	36,678,984

Real Estate Management & Development — 0.2%
Brookfield Property Partners LP
Series A, 5.75%	752,550	10,535,700
Series A, 6.50%	562,982	9,643,882
Series A2, 6.38%	764,920	12,192,825

		32,372,407

Road & Rail — 0.1%
GATX Corp., 5.63%(a)	483,137	11,499,627

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Inc., Series A, 8.00%(d)	299,864	280,180,927

Software — 0.2%
Tennessee Valley Authority
Series A, 3.36% (30 Year CMT + 0.840%)(a)(b)	437,030	10,886,417
Series D, 3.55% (30 Year CMT + 0.940%)(a)(b)	495,181	12,230,971

		23,117,388

Specialty Retail — 0.1%
TravelCenters of America Inc. 8.00%,12/15/29 (a)	225,829	4,245,585
8.00%,10/15/30 (a)	316,910	6,021,290

Security	Shares	Value

Specialty Retail (continued)
8.25%	347,743	$6,780,989

		17,047,864

Thrifts & Mortgage Finance — 0.4%
Federal Agricultural Mortgage Corp., Series D, 5.70%	316,897	7,716,442
Merchants Bancorp./IN, Series H, 6.00%(c)	373,006	7,829,396
New York Community Bancorp Inc., Series A, 6.38%(c)	1,538,183	33,655,444
New York Community Capital Trust V, 6.00%(d)	139,862	5,777,699

		54,978,981

Trading Companies & Distributors — 0.3%
Air Lease Corp., Series A, 6.15%(c)	764,926	11,909,898
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(c)	343,447	3,692,055
Triton International Ltd., 6.88%	451,820	7,351,111
Triton International Ltd./Bermuda
7.38%	504,443	9,100,152
8.00%	429,226	7,888,187

		39,941,403

Water Utilities — 0.2%
Essential Utilities Inc., 6.00%(d)	437,243	23,418,735

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%	634,583	13,484,889
United States Cellular Corp. 7.25%,12/01/63	495,060	10,747,752
7.25%,12/01/64(a)	555,084	12,284,009

		36,516,650

Total Preferred Stocks — 97.2% (Cost: $15,810,688,937)		13,437,075,452

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SLAgency Shares, 1.32%(g)(h)(i)	45,420,184	45,411,100
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(g)(h)	337,987,000	337,987,000

		383,398,100

Total Short-Term Investments — 2.8% (Cost: $383,389,764)		383,398,100

Total Investments in Securities — 100.0% (Cost: $16,194,078,701)		13,820,473,552
Other Assets, Less Liabilities — (0.0)%		(3,842,297)

Net Assets — 100.0%		$13,816,631,255

(a)	All or a portion of this security is on loan.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Convertible preferred stock.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) March 31, 2020	iShares® Preferred and Income Securities ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,046,900	1,373,284	(b)	—	45,420,184	$45,411,100	$5,360,473	(c)	$6,867	$(4,317)
BlackRock Cash Funds: Treasury, SL Agency Shares	270,452,652	67,534,348	(b)	—	337,987,000	337,987,000	4,032,156		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	208,480	—		(208,480)	—	—	85,329		(318,920)	195,672
iShares Core U.S. Aggregate Bond ETF	155,000	—		(155,000)	—	—	80,947		11,882	146,599
PennyMac Mortgage Investment Trust
Series A, 8.13%	106,808	267,376		—	374,184	6,166,552	584,262		—	(3,628,219)
Series B, 8.00%	765,656	101,785		(270,863)	596,578	9,998,647	1,400,136		(186,906)	(5,052,614)

						$399,563,299	$11,543,303		$(487,077)	$(8,342,879)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$13,437,075,452	$—	$—	$13,437,075,452
Money Market Funds	383,398,100	—	—	383,398,100

	$13,820,473,552	$—	$—	$13,820,473,552

See notes to financial statements.

18	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

March 31, 2020

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$26,171,930	$13,420,910,253
Affiliated(c)	. 11,000	399,563,299
Cash	948	22,008
Foreign currency, at value(d)	105,187	—
Receivables:
Investments sold	803,027	365,786
Securities lending income — Affiliated	3305,261
Capital shares sold	—	203,692
Dividends	. 89,401	47,736,652

Total assets	27,181,496	13,869,106,951

LIABILITIES
Collateral on securities loaned, at value	—	45,379,810
Payables:
Investments purchased	—	203,693
Capital shares redeemed	4,010	1,065,798
Investment advisory fees	14,027	5,826,395

Total liabilities	18,037	52,475,696

NET ASSETS	$27,163,459	$13,816,631,255

NET ASSETS CONSIST OF:
Paid-in capital	$59,631,212	$17,710,556,197
Accumulated loss	(32,467,753)	(3,893,924,942)

NET ASSETS	$27,163,459	$13,816,631,255

Shares outstanding	2,550,000	438,600,000

Net asset value	$10.65	$31.50

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$41,490,983
(b) Investments, at cost — Unaffiliated	$41,071,591	$15,785,747,076
(c) Investments, at cost — Affiliated	$11,000	$408,331,625
(d) Foreign currency, at cost	$106,160	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Operations

Year Ended March 31, 2020

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,496,602	$908,741,125
Dividends — Affiliated	836	6,182,830
Securities lending income — Affiliated — net	98	5,360,473
Foreign taxes withheld	(313,237)	(157,500)

Total investment income	2,184,299	920,126,928

EXPENSES
Investment advisory fees	237,144	74,532,199

Total expenses	237,144	74,532,199

Net investment income	1,947,155	845,594,729

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,981,154)	(215,865,154)
Investments — Affiliated	26	(245,911)
In-kind redemptions — Unaffiliated	(475,185)	(91,452,020)
In-kind redemptions — Affiliated	—	(241,166)
Foreign currency transactions	(23,904)	—

Net realized loss	(4,480,217)	(307,804,251)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(8,613,920)	(2,064,949,422)
Investments — Affiliated	—	(8,342,879)
Foreign currency translations	(2,773)	—

Net change in unrealized appreciation (depreciation)	(8,616,693)	(2,073,292,301)

Net realized and unrealized loss	(13,096,910)	(2,381,096,552)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,149,755)	$(1,535,501,823)

See notes to financial statements.

20	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares International Preferred Stock ETF		iShares Preferred and Income Securities ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,947,155	$2,530,164	$845,594,729	$888,368,160
Net realized loss	(4,480,217)	(588,211)	(307,804,251)	(585,178,871)
Net change in unrealized appreciation (depreciation)	(8,616,693)	(8,975,523)	(2,073,292,301)	59,967,895

Net increase (decrease) in net assets resulting from operations	(11,149,755)	(7,033,570)	(1,535,501,823)	363,157,184

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,956,318)	(2,866,985)	(858,114,416)	(915,531,642)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,932,863)	(38,625,233)	1,839,526,581	(1,699,783,885)

NET ASSETS
Total decrease in net assets	(17,038,936)	(48,525,788)	(554,089,658)	(2,252,158,343)
Beginning of year	44,202,395	92,728,183	14,370,720,913	16,622,879,256

End of year	$27,163,459	$44,202,395	$13,816,631,255	$14,370,720,913

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Financial Highlights

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$15.51	$18.18	$17.10	$15.97	$20.32

Net investment income(a)	0.67	0.68	0.69	0.74	0.83
Net realized and unrealized gain (loss)(b)	(4.87)	(2.60)	1.03	1.17	(4.20)

Net increase (decrease) from investment operations	(4.20)	(1.92)	1.72	1.91	(3.37)

Distributions(c)
From net investment income	(0.66)	(0.75)	(0.64)	(0.78)	(0.98)

Total distributions	(0.66)	(0.75)	(0.64)	(0.78)	(0.98)

Net asset value, end of year	$10.65	$15.51	$18.18	$17.10	$15.97

Total Return
Based on net asset value	(28.16)%	(10.89)%	10.16%	12.35%	(16.73)%

Ratios to Average Net Assets
Total expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	4.52%	3.96%	3.78%	4.55%	4.56%

Supplemental Data
Net assets, end of year (000)	$27,163	$44,202	$92,728	$62,419	$24,756

Portfolio turnover rate(d)	54%	34%	15%	40%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF

	Year Ended 03/31/20		Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$36.47		$37.54		$38.73		$38.93	$40.07

Net investment income(a)	1.93		2.10		2.14		2.17	2.24
Net realized and unrealized loss(b)	(4.93)		(1.02)		(1.22)		(0.18)	(1.13)

Net increase (decrease) from investment operations	(3.00)		1.08		0.92		1.99	1.11

Distributions(c)
From net investment income	(1.97)		(2.15)		(2.11)		(2.19)	(2.25)

Total distributions	(1.97)		(2.15)		(2.11)		(2.19)	(2.25)

Net asset value, end of year	$31.50		$36.47		$37.54		$38.73	$38.93

Total Return
Based on net asset value	(8.90)%		3.01%		2.41%		5.26%	2.92%

Ratios to Average Net Assets
Total expenses	0.46	%(d)	0.46	%(d)	0.47	%(d)	0.47%	0.47%

Net investment income	5.25%		5.73%		5.55%		5.59%	5.74%

Supplemental Data
Net assets, end of year (000)	$13,816,631		$14,370,721		$16,622,879		$17,272,398	$14,559,042

Portfolio turnover rate(e)	46%		28%		22%		23%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss)from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”).If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the

24	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements   (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Preferred and Income Securities
Barclays Capital Inc.	$1,973,150	$1,973,150		$—	$—
BMO Capital Markets	607,539	607,539		—	—
BofA Securities, Inc.	3,856,443	3,856,443		—	—
Citigroup Global Markets Inc.	1,457,681	1,457,681		—	—
Credit Suisse Securities (USA) LLC	21,931	21,931		—	—
Deutsche Bank Securities Inc.	1,958,651	1,958,651		—	—
Goldman Sachs & Co.	165,717	165,717		—	—
Jefferies LLC	1,771,752	1,771,752		—	—
JPMorgan Securities LLC	4,718,632	4,718,632		—	—
Morgan Stanley & Co. LLC	6,242,435	6,242,435		—	—
National Financial Services LLC	14,367,906	14,367,906		—	—
Nomura Securities International Inc.	1,902,553	1,902,553		—	—
UBS AG	161,830	161,830		—	—
UBS Securities LLC	1,428,289	1,428,289		—	—
Wells Fargo Securities LLC	856,474	856,474		—	—

	$41,490,983	$41,490,983		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Preferred and Income Securities ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

26	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”),an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Preferred and Income Securities ETF (the “Group 1 Fund”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) The Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, the Group 1 Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) The Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) The Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$27
Preferred and Income Securities	1,949,025

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6. PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$25,255,833	$ 22,896,746
Preferred and Income Securities	7,614,259,538	7,211,620,825

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements   (continued)

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$9,689,462	$ 16,622,400
Preferred and Income Securities	3,025,265,715	1,599,652,097

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
International Preferred Stock	$(1,166,645)	$ 1,166,645
Preferred and Income Securities	(127,703,044)	127,703,044

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
International Preferred Stock
Ordinary income	$1,956,318	$ 2,866,985

Preferred and Income Securities
Ordinary income	$858,114,416	$915,531,642

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
International Preferred Stock	$107,096	$(16,400,937)	$(16,173,912)	$(32,467,753)
Preferred and Income Securities	5,149,462	(1,459,136,860)	(2,439,937,544)	(3,893,924,942)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the classification of investments, the timing and recognition of partnership income and dividends deemed recognized for tax purposes.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$42,354,615	$—	$(16,171,685)	$(16,171,685)
Preferred and Income Securities	16,233,479,971	27,972,680	(2,440,979,099)	(2,413,006,419)

28	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples there of (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
International Preferred Stock
Shares sold	850,000	$12,793,333	—	$—
Shares redeemed	(1,150,000)	(16,726,196)	(2,250,000)	(38,625,233)

Net decrease	(300,000)	$(3,932,863)	(2,250,000)	$(38,625,233)

Preferred and Income Securities
Shares sold	95,600,000	$3,542,154,547	37,950,000	$1,412,076,230
Shares redeemed	(51,050,000)	(1,702,627,966)	(86,650,000)	(3,111,860,115)

Net increase (decrease)	44,550,000	$1,839,526,581	(48,700,000)	$(1,699,783,885)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares International Preferred Stock ETF and iShares Preferred and Income Securities ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares International Preferred Stock ETF and iShares Preferred and Income Securities ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	31

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Preferred and Income Securities	57.27%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
International Preferred Stock	$2,216,793
Preferred and Income Securities	550,425,582

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Business Income
Preferred and Income Securities	$68,808,623

For the fiscal year ended March 31, 2020, the iShares International Preferred Stock ETF earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
International Preferred Stock	$2,496,662	$301,671

For the fiscal year ended March 31, 2020, the hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Preferred and Income Securities	$201,255,008

32	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares International Preferred Stock ETF and iShares Preferred and Income Securities ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	33

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock(a)	$0.655946	$—	$0.007003	$0.662949	99%	—%	1%	100%
Preferred and Income Securities(a)	1.789027	—	0.185151	1.974178	91	—	9	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

34	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited) (continued)

iShares International Preferred Stock ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	6	0.45
Greater than 1.5% and Less than 2.0%	38	2.88
Greater than 1.0% and Less than 1.5%	94	7.12
Greater than 0.5% and Less than 1.0%	171	12.95
Greater than 0.0% and Less than 0.5%	209	15.83
At NAV	3	0.23
Less than 0.0% and Greater than –0.5%	245	18.56
Less than –0.5% and Greater than –1.0%	368	27.87
Less than –1.0% and Greater than –1.5%	128	9.70
Less than –1.5% and Greater than –2.0%	33	2.50
Less than –2.0% and Greater than –2.5%	15	1.14
Less than –2.5% and Greater than –3.0%	5	0.38
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0% and Greater than –4.5%	1	0.08

	1,320	100.00%

iShares Preferred and Income Securities ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	4	0.30
Greater than 0.0% and Less than 0.5%	773	58.56
At NAV	38	2.88
Less than 0.0% and Greater than –0.5%	500	37.88
Less than –0.5% and Greater than –1.0%	4	0.30

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Preferred and Income Securities ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

S U P P L E M E N T A L I N F O R M A T I O N	35

Supplemental Information  (unaudited) (continued)

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019 is USD 1.39 million. This figure is comprised of fixed remuneration of USD 640.99 thousand and variable remuneration of USD 745.47 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 176.78 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 20.78 thousand.

36	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company(since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	37

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017);15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).

Madhav V. Rajan (55)	Trustee (since 2011);Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017);Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

38	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G E N E R A L I N F O R M A T I O N	39

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

40	2 0 2 0 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-309-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Core S&P 500 ETF | IVV | NYSE Arca
•	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
•	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
•	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca
•	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ
•	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.
In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%–0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Core S&P 500 ETF

Investment Objective

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.01)%	6.68%	10.47%	(7.01)%	38.20%	170.58%
Fund Market	(6.97)	6.69	10.47	(6.97)	38.25	170.67
Index	(6.98)	6.73	10.53	(6.98)	38.47	172.10

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 876.80	$ 0.19		$ 1,000.00	$ 1,024.80	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Core S&P 500 ETF

Portfolio Management Commentary

Large-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020. A disagreement between Saudi Arabia and Russia raised expectations for a large increase in oil production, while the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which heavily relies on borrowing, detracted significantly amid concerns about credit downgrades and defaults.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft, and global air traffic declined.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products. Equipment upgrades related to 5G compatibility drove solid performance in the technology hardware and equipment industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	25.5%
Health Care	15.4
Financials	10.9
Communication Services	10.7
Consumer Discretionary	9.8
Industrials	8.2
Consumer Staples	7.8
Utilities	3.6
Real Estate	3.0
Energy	2.7
Materials	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Microsoft Corp.	5.7%
Apple Inc.	5.0
Amazon. com Inc.	3.8
Facebook Inc., Class A	1.9
Berkshire Hathaway Inc., Class B	1.7
Alphabet Inc., Class A	1.6
Alphabet Inc., Class C	1.6
Johnson & Johnson	1.6
JPMorgan Chase & Co.	1.3
Visa Inc., Class A	1.3

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(22.53)%	0.50%	7.78%	(22.53)%	2.52%	111.50%
Fund Market	(22.60)	0.49	7.78	(22.60)	2.48	111.48
Index	(22.51)	0.56	7.88	(22.51)	2.84	113.42

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 752.60	$ 0.26		$ 1,000.00	$ 1,024.70	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Core S&P Mid-Cap ETF

Portfolio Management Commentary

Mid-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Consumer discretionary stocks were the primary detractors from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. In an environment of uncertainty and rising unemployment, analysts expected consumers to prioritize necessities over the discretionary spending that provides the sector’s revenues. Restrictions on social contact affected retailers, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. The hotels, restaurants, and leisure industry declined, as stay-at-home orders and worldwide travel restrictions led to a sharp decrease in revenues for businesses related to travel and hospitality.

Financials sector stocks also detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, particularly banks, supported by increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured banks’ profitability.

Real estate stocks were also notable detractors from the Index’s performance, driven by retail real estate investment trusts (“REITs”) and hotel and resort REITs, which struggled amid social distancing measures enacted throughout much of the U.S., raising concerns about their ability to continue making lease payments. Sharply lower oil prices led the energy sector to be a meaningful detractor from the Index’s return. In particular, oil, gas, and consumable fuels stocks, which rely heavily on borrowing, declined amid concerns about credit downgrades and defaults.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	16.4%
Industrials	16.2
Financials	15.8
Consumer Discretionary	12.1
Health Care	11.9
Real Estate	9.9
Materials	5.9
Utilities	5.1
Consumer Staples	3.7
Communication Services	2.0
Energy	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Domino’s Pizza Inc.	1.0%
Tyler Technologies Inc.	0.9
West Pharmaceutical Services Inc.	0.9
Teledyne Technologies Inc.	0.8
FactSet Research Systems Inc.	0.8
Teradyne Inc.	0.7
Medical Properties Trust Inc.	0.7
Fair Isaac Corp.	0.7
Essential Utilities Inc.	0.7
Molina Healthcare Inc.	0.7

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(25.89)%	0.45%	8.02%	(25.89)%	2.26%	116.39%
Fund Market	(26.07)	0.40	8.01	(26.07)	2.03	116.00
Index	(25.89)	0.45	8.06	(25.89)	2.28	117.16

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 729.00	$ 0.30		$ 1,000.00	$ 1,024.70	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Core S&P Small-Cap ETF

Portfolio Management Commentary

Small-capitalization U.S. stocks declined sharply for the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Consumer discretionary stocks detracted the most from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. In an environment of uncertainty and rising unemployment, analysts expected consumers to prioritize necessities over the discretionary spending that provides the sector’s revenues. Restrictions on social contact affected retailers and apparel brands, many of which struggled with supply chain disruptions as well. The consumer durables industry declined sharply as consumers typically defer purchasing relatively expensive products in times of economic uncertainty.

The energy sector also detracted significantly from the Index’s return. Oil prices were low throughout the reporting period but declined rapidly in February 2020. A disagreement between Saudi Arabia and Russia raised expectations for increased oil production, while the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry was constrained by the inability of oil production companies to repay debt.

Financials sector stocks also detracted meaningfully from the Index’s performance amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns; however, following the coronavirus outbreak, financials stocks declined sharply. The sudden stop in U.S. economic activity negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured banks’ profitability.

Stocks in the industrials sector detracted meaningfully from the Index’s return, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.0%
Financials	17.2
Information Technology	15.3
Health Care	13.9
Consumer Discretionary	11.4
Real Estate	8.0
Materials	4.7
Consumer Staples	3.9
Utilities	2.9
Communication Services	2.8
Energy	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
LHC Group Inc.	0.8%
Exponent Inc.	0.7
Neogen Corp.	0.7
eHealth Inc.	0.7
Cogent Communications Holdings Inc.	0.7
Balchem Corp.	0.6
Momenta Pharmaceuticals Inc.	0.6
Strategic Education Inc.	0.6
Aerojet Rocketdyne Holdings Inc.	0.6
Community Bank System Inc.	0.6

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Investment Objective

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.28)%	5.90%	10.11%	(9.28)%	33.19%	161.92%
Fund Market	(9.27)	5.90	10.11	(9.27)	33.17	161.91
Index	(9.27)	5.91	10.19	(9.27)	33.24	163.79

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market Index™.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$861.80	$0.14		$1,000.00	$1,024.80	$0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Core S&P Total U.S. Stock Market ETF

Portfolio Management Commentary

U.S. stocks declined significantly during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020 to their lowest levels in 18 years. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Oil prices declined below the costs of producing oil with hydraulic fracturing, or fracking, which meant many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft, and global air traffic declined.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	24.6%
Health Care	15.5
Financials	11.7
Consumer Discretionary	10.0
Communication Services	9.9
Industrials	8.9
Consumer Staples	7.1
Real Estate	3.8
Utilities	3.5
Materials	2.6
Energy	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	4.8%
Apple Inc.	4.3
Amazon. com Inc.	3.3
Facebook Inc., Class A	1.6
Berkshire Hathaway Inc., Class B	1.4
Alphabet Inc., Class A	1.4
Alphabet Inc., Class C	1.4
Johnson & Johnson	1.4
JPMorgan Chase & Co.	1.2
Visa Inc., Class A	1.1

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.54)%	8.65%	12.01%	(3.54)%	51.42%	211.00%
Fund Market	(3.52)	8.66	12.01	(3.52)	51.46	210.97
Index	(3.43)	8.71	12.15	(3.43)	51.82	214.85

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth Index™.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 917.30	$ 0.19		$ 1,000.00	$ 1,024.80	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Core S&P U.S. Growth ETF

Portfolio Management Commentary

Growth-oriented large- and mid-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Stocks in the industrials sector detracted the most from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment. Aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft, and global air traffic declined.

The consumer discretionary and energy sectors also detracted from the Index’s return. Within the consumer discretionary sector, massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. The hotels, restaurants, and leisure industry was among the hardest hit by the coronavirus, as stay-at-home orders and worldwide travel restrictions led to a sharp decrease in revenues for travel and hospitality businesses. Within the energy sector, oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020 as the coronavirus outbreak precipitated a steep drop in demand for energy.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products.

Healthcare stocks also contributed to the Index’s return despite the coronavirus outbreak weighing on the sector as a whole. The healthcare equipment and services industry was the top contributor, as demand increased sharply for medical devices that treat coronavirus-related complications.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	37.6%
Consumer Discretionary	13.8
Communication Services	12.3
Health Care	11.1
Industrials	8.1
Financials	5.0
Consumer Staples	5.0
Real Estate	3.2
Materials	2.4
Other (each representing less than 1%)	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	9.5%
Apple Inc.	8.4
Amazon. com Inc.	6.4
Facebook Inc., Class A	3.2
Alphabet Inc., Class A	2.7
Alphabet Inc., Class C	2.7
Visa Inc., Class A	2.2
Mastercard Inc., Class A	1.7
Netflix Inc.	1.3
NVIDIA Corp.	1.3

(a)	Excludes money market funds.

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(13.34)%	3.03%	8.10%	(13.34)%	16.11%	117.99%
Fund Market	(13.32)	3.03	8.11	(13.32)	16.10	118.03
Index	(13.32)	3.04	8.22	(13.32)	16.15	120.31

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value Index™.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 812.30	$ 0.18		$ 1,000.00	$ 1,024.80	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Core S&P U.S. Value ETF

Portfolio Management Commentary

Value-oriented large- and mid-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020, as the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, particularly banks, which were boosted by lower funding costs. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the industrials sector, the capital goods industry was the largest detractor amid declines in factory orders and employment.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. Equipment upgrades related to 5G compatibility and anticipation of new mobile phone offerings drove solid performance in the technology hardware and equipment industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	20.5%
Financials	19.2
Consumer Staples	10.8
Industrials	9.5
Information Technology	8.6
Communication Services	7.6
Utilities	7.2
Energy	5.0
Consumer Discretionary	5.0
Real Estate	3.7
Materials	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway Inc., Class B	3.6%
UnitedHealth Group Inc.	2.4
Verizon Communications Inc.	2.3
AT&T Inc.	2.2
Johnson & Johnson	2.0
Pfizer Inc.	1.8
Bank of America Corp.	1.7
Cisco Systems Inc.	1.7
Walmart Inc.	1.6
Exxon Mobil Corp.	1.6

(a)	Excludes money market funds.

FUND SUMMARY	15

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$3,245,126,697	2.0%

Air Freight & Logistics
Other securities		864,919,851	0.5

Airlines
Other securities		363,625,874	0.2

Auto Components
Other securities		132,252,247	0.1

Automobiles
Other securities		361,167,920	0.2

Banks
Bank of America Corp.	60,985,908	1,294,730,827	0.8
JPMorgan Chase & Co.	23,627,798	2,127,210,654	1.3
Wells Fargo & Co.	28,993,217	832,105,328	0.5
Other securities		2,404,076,388	1.5

		6,658,123,197	4.1

Beverages
Coca-Cola Co. (The)	29,048,421	1,285,392,629	0.8
PepsiCo Inc.	10,504,600	1,261,602,460	0.8
Other securities		473,266,942	0.3

		3,020,262,031	1.9

Biotechnology
AbbVie Inc.	11,140,315	848,780,600	0.5
Amgen Inc.	4,476,130	907,445,835	0.5
Other securities		2,146,472,937	1.4

		3,902,699,372	2.4

Building Products
Other securities		527,023,028	0.3

Capital Markets
BlackRock Inc.(a)	887,680	390,552,570	0.2
Other securities		3,834,085,004	2.4

		4,224,637,574	2.6

Chemicals
Other securities		2,732,926,794	1.7

Commercial Services & Supplies
Other securities		643,300,200	0.4

Communications Equipment
Cisco Systems Inc.	31,957,905	1,256,265,246	0.8
Other securities		351,773,371	0.2

		1,608,038,617	1.0

Construction & Engineering
Other securities		115,990,135	0.1

Construction Materials
Other securities		197,479,172	0.1

Consumer Finance
Other securities		763,146,565	0.5

Containers & Packaging
Other securities		561,179,947	0.3

Distributors
Other securities		119,660,815	0.1

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$20,290,519	0.0%

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	14,735,242	2,694,044,295	1.7

Diversified Telecommunication Services
AT&T Inc.	55,030,177	1,604,129,660	1.0
Verizon Communications Inc.	31,155,768	1,673,999,415	1.0
Other securities		69,133,197	0.1

		3,347,262,272	2.1

Electric Utilities
NextEra Energy Inc.(c)	3,682,073	885,980,405	0.5
Other securities		2,760,697,306	1.8

		3,646,677,711	2.3

Electrical Equipment
Other securities		716,618,445	0.4

Electronic Equipment, Instruments & Components
Other securities		796,762,418	0.5

Energy Equipment & Services
Other securities		301,356,338	0.2

Entertainment
Netflix Inc.(b)	3,301,431	1,239,687,340	0.8
Walt Disney Co. (The)(c)	13,577,870	1,311,622,242	0.8
Other securities		714,041,627	0.4

		3,265,351,209	2.0

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	3,336,761	726,579,708	0.4
Other securities		4,032,624,331	2.5

		4,759,204,039	2.9

Food & Staples Retailing
Costco Wholesale Corp.	3,328,041	948,924,331	0.6
Walmart Inc.	10,686,502	1,214,200,357	0.7
Other securities		616,936,815	0.4

		2,780,061,503	1.7

Food Products
Other securities		1,987,688,113	1.2

Gas Utilities
Other securities		89,209,159	0.1

Health Care Equipment & Supplies
Abbott Laboratories	13,314,206	1,050,623,995	0.6
Medtronic PLC	10,097,328	910,577,039	0.6
Other securities		4,036,439,173	2.5

		5,997,640,207	3.7

Health Care Providers & Services
UnitedHealth Group Inc.(c)	7,137,084	1,779,846,008	1.1
Other securities		2,977,585,496	1.8

		4,757,431,504	2.9

Health Care Technology
Other securities		149,618,257	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	5,673,192	938,062,297	0.6
Other securities		1,515,081,646	0.9

		2,453,143,943	1.5

Household Durables
Other securities		497,924,725	0.3

SCHEDULE OF INVESTMENTS	17

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Products
Procter & Gamble Co. (The)	18,786,419	$2,066,506,090	1.3%
Other securities		1,042,211,933	0.6

		3,108,718,023	1.9

Independent Power and Renewable Electricity Producers
Other securities		68,279,888	0.0

Industrial Conglomerates
Other securities		2,078,335,655	1.3

Insurance
Other securities		3,301,605,250	2.0

Interactive Media & Services
Alphabet Inc., Class A(b)(c)	2,257,155	2,622,701,252	1.6
Alphabet Inc., Class C, NVS(b)	2,251,633	2,618,221,369	1.6
Facebook Inc., Class A(b)(c)	18,128,449	3,023,825,293	1.9
Other securities		144,208,657	0.1

		8,408,956,571	5.2

Internet & Direct Marketing Retail
Amazon.com Inc.(b)(c)	3,137,348	6,116,950,142	3.8
Other securities		657,815,987	0.4

		6,774,766,129	4.2

IT Services
Accenture PLC, Class A	4,784,098	781,051,839	0.5
International Business Machines Corp.	6,671,697	740,091,348	0.5
Mastercard Inc., Class A	6,687,452	1,615,420,905	1.0
PayPal Holdings Inc.(b)(c)	8,845,423	846,860,798	0.5
Visa Inc., Class A(c)	12,895,671	2,077,750,512	1.3
Other securities		2,878,793,855	1.7

		8,939,969,257	5.5

Leisure Products
Other securities		69,533,005	0.0

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	3,020,755	856,686,118	0.5
Other securities		893,042,996	0.6

		1,749,729,114	1.1

Machinery
Other securities		2,297,198,075	1.4

Media
Comcast Corp., Class A	34,199,389	1,175,774,994	0.7
Other securities		936,897,976	0.6

		2,112,672,970	1.3

Metals & Mining
Other securities		436,589,552	0.3

Multi-Utilities
Other securities		1,791,194,494	1.1

Multiline Retail
Other securities		816,469,078	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	14,244,310	1,032,142,703	0.6
Exxon Mobil Corp.	31,873,846	1,210,249,933	0.8
Other securities		1,733,999,283	1.1

		3,976,391,919	2.5

Personal Products
Other securities		277,324,724	0.2

Security	Shares	Value	% of Net Assets

Pharmaceuticals
Bristol-Myers Squibb Co.	17,659,232	$984,325,591	0.6%
Eli Lilly & Co.	6,364,972	882,948,916	0.6
Johnson & Johnson	19,826,439	2,599,840,946	1.6
Merck & Co. Inc.	19,179,469	1,475,668,345	0.9
Pfizer Inc.	41,689,758	1,360,753,701	0.8
Other securities		967,141,391	0.6

		8,270,678,890	5.1

Professional Services
Other securities		528,154,984	0.3

Real Estate Management & Development
Other securities		94,678,007	0.1

Road & Rail
Union Pacific Corp.	5,229,548	737,575,450	0.4
Other securities		870,689,365	0.6

		1,608,264,815	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	32,769,528	1,773,486,855	1.1
NVIDIA Corp.	4,610,353	1,215,289,051	0.7
Other securities		4,296,294,394	2.7

		7,285,070,300	4.5

Software
Adobe Inc.(b)(c)	3,646,683	1,160,520,398	0.7
Microsoft Corp.	57,469,488	9,063,512,952	5.6
Oracle Corp.	16,320,444	788,767,058	0.5
salesforce.com Inc.(b)	6,681,971	962,070,185	0.6
Other securities		1,939,947,244	1.2

		13,914,817,837	8.6

Specialty Retail
Home Depot Inc. (The)	8,217,444	1,534,278,969	1.0
Other securities		1,995,015,071	1.2

		3,529,294,040	2.2

Technology Hardware, Storage & Peripherals
Apple Inc.(c)	31,463,747	8,000,916,225	4.9
Other securities		564,775,491	0.4

		8,565,691,716	5.3

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	9,384,327	776,459,216	0.5
Other securities		267,135,540	0.1

		1,043,594,756	0.6

Tobacco
Philip Morris International Inc.	11,720,773	855,147,598	0.5
Other securities		544,202,137	0.4

		1,399,349,735	0.9

Trading Companies & Distributors
Other securities		275,497,206	0.2

Water Utilities
Other securities		163,349,448	0.1

Wireless Telecommunication Services
Other securities		200,882,022	0.1

Total Common Stocks (Cost: $174,966,961,942)		161,388,902,153	99.6

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(a)(d)(e)	3,345,061,767	$3,344,392,754	2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(a)(d)	411,171,000	411,171,000	0.2

		3,755,563,754	2.3

Total Short-Term Investments (Cost: $3,756,525,161)		3,755,563,754	2.3

Total Investments In Securities (Cost: $178,723,487,103)		165,144,465,907	101.9

Other Assets, Less Liabilities		(3,125,509,567)	(1.9)

Net Assets		$162,018,956,340	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	812,588,318	2,532,473,449	(b)	—	3,345,061,767	$3,344,392,754	$7,842,337	(c)	$(1,197,668)		$(1,270,253)
BlackRock Cash Funds: Treasury, SL Agency Shares	256,687,240	154,483,760	(b)	—	411,171,000	411,171,000	6,678,899		—		—
BlackRock Inc.	872,393	280,981		(265,694)	887,680	390,552,570	12,162,563		17,635,345		(12,634,140)

						$4,146,116,324	$26,683,799		$16,437,677		$(13,904,393)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	4,908	06/19/20	$630,604	$(22,763,582)

SCHEDULE OF INVESTMENTS	19

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$22,763,582

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(118,275,890)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(24,696,201)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$379,684,576

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$161,388,902,153	$—	$—	$161,388,902,153
Money Market Funds	3,755,563,754	—	—	3,755,563,754

	$165,144,465,907	$—	$—	$165,144,465,907

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,763,582)	$—	$—	$(22,763,582)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)(b)	1,011,351	$300,644,312	0.9%
Other securities		335,730,538	0.9

		636,374,850	1.8

Air Freight & Logistics
Other securities		124,780,695	0.3

Airlines
Other securities		71,616,074	0.2

Auto Components
Gentex Corp.	7,015,272	155,458,427	0.4
Other securities		271,484,659	0.8

		426,943,086	1.2

Automobiles
Other securities		64,567,077	0.2

Banks
Other securities		2,141,612,635	6.0

Beverages
Other securities		93,940,617	0.3

Biotechnology
Other securities		373,514,174	1.0

Building Products
Lennox International Inc.	972,370	176,767,142	0.5
Other securities		263,376,164	0.7

		440,143,306	1.2

Capital Markets
FactSet Research Systems Inc.(b)	1,052,267	274,304,962	0.8
SEI Investments Co.(b)	3,500,110	162,195,097	0.5
Other securities		629,140,200	1.7

		1,065,640,259	3.0

Chemicals
RPM International Inc.	3,596,195	213,973,603	0.6
Other securities		650,174,506	1.8

		864,148,109	2.4

Commercial Services & Supplies
Other securities		663,759,089	1.9

Communications Equipment
Ciena Corp.(a)(b)	4,289,949	170,782,870	0.5
Lumentum Holdings Inc.(a)(b)	2,140,878	157,782,709	0.4
Other securities		138,910,671	0.4

		467,476,250	1.3

Construction & Engineering
Other securities		392,707,363	1.1

Construction Materials
Other securities		67,383,205	0.2

Consumer Finance
Other securities		243,528,256	0.7

Containers & Packaging
AptarGroup Inc.	1,772,785	176,463,019	0.5
Other securities		244,472,243	0.7

		420,935,262	1.2

Security	Shares	Value	% of Net Assets

Distributors
Pool Corp.(b)	1,110,296	$218,472,944	0.6%

Diversified Consumer Services
Service Corp. International(b)	5,068,809	198,241,120	0.5
Other securities		205,157,337	0.6

		403,398,457	1.1

Diversified Financial Services
Other securities		90,677,307	0.3

Electric Utilities
OGE Energy Corp.	5,551,137	170,586,440	0.5
Other securities		423,673,052	1.2

		594,259,492	1.7

Electrical Equipment
Generac Holdings Inc.(a)(b)	1,734,388	161,592,930	0.4
Hubbell Inc.	1,508,202	173,051,097	0.5
Other securities		296,392,102	0.9

		631,036,129	1.8

Electronic Equipment, Instruments &Components
Cognex Corp.(b)	4,739,215	200,089,657	0.6
Trimble Inc.(a)(b)	6,908,819	219,907,709	0.6
Other securities		923,218,111	2.6

		1,343,215,477	3.8

Energy Equipment &Services
Other securities		56,302,812	0.2

Entertainment
Other securities		74,815,777	0.2

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	2,685,276	212,781,270	0.6
CyrusOne Inc.(b)	3,139,191	193,845,044	0.5
Kilroy Realty Corp.	2,704,657	172,286,651	0.5
Medical Properties Trust Inc.(b)	14,349,296	248,099,328	0.7
Omega Healthcare Investors Inc.	6,059,349	160,815,122	0.5
Other securities		2,395,920,808	6.7

		3,383,748,223	9.5

Food & Staples Retailing
Other securities		282,247,631	0.8

Food Products
Other securities		806,487,822	2.3

Gas Utilities
Other securities		666,776,301	1.9

Health Care Equipment & Supplies
Hill-Rom Holdings Inc.(b)	1,851,397	186,250,538	0.5
Masimo Corp.(a)(b)	1,360,488	240,969,635	0.7
West Pharmaceutical Services Inc	2,051,868	312,396,903	0.9
Other securities		777,313,452	2.1

		1,516,930,528	4.2

Health Care Providers & Services
Amedisys Inc.(a)(b)	894,482	164,173,226	0.5
Chemed Corp.(b)	443,960	192,323,472	0.5
Encompass Health Corp.	2,734,300	175,077,229	0.5
Molina Healthcare Inc.(a)(b)	1,738,765	242,922,858	0.7
Other securities		250,083,083	0.7

		1,024,579,868	2.9

Health Care Technology
Other securities		31,847,066	0.1

SCHEDULE OF INVESTMENTS	21

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.(b)	1,072,291	$347,497,344	1.0%
Other securities		1,009,129,646	2.8

		1,356,626,990	3.8

Household Durables
Other securities		337,498,199	0.9

Household Products
Other securities		53,969,206	0.1

Industrial Conglomerates
Carlisle Companies Inc.(b)	1,571,639	196,894,934	0.5

Insurance
Alleghany Corp.	399,144	220,467,188	0.6
Brown & Brown Inc.(b)	6,484,945	234,884,708	0.7
RenaissanceRe Holdings Ltd.(b)	1,224,664	182,866,829	0.5
Other securities		1,254,937,154	3.5

		1,893,155,879	5.3

Interactive Media &Services
Other securities		82,767,963	0.2

Internet & Direct Marketing Retail
Other securities		229,599,602	0.6

IT Services
Other securities		734,246,775	2.1

Leisure Products
Other securities		241,495,843	0.7

Life Sciences Tools &Services
Bio-Rad Laboratories Inc., Class A(a)(b)	599,200	210,055,552	0.6
Bio-Techne Corp.(b)	1,056,895	200,408,430	0.6
Charles River Laboratories International Inc.(a)(b)	1,354,373	170,935,416	0.5
Other securities		339,159,760	0.9

		920,559,158	2.6

Machinery
Graco Inc.	4,625,042	225,378,297	0.6
Nordson Corp.(b)	1,418,886	191,648,932	0.5
Toro Co. (The)(b)	2,956,222	192,420,490	0.6
Other securities		948,157,937	2.7

		1,557,605,656	4.4

Marine
Other securities		72,264,528	0.2

Media
Cable One Inc.(b)	139,376	229,135,538	0.6
Other securities		276,640,667	0.8

		505,776,205	1.4

Metals & Mining
Reliance Steel & Aluminum Co.	1,848,505	161,910,553	0.4
Royal Gold Inc.	1,818,951	159,540,192	0.4
Other securities		334,813,781	1.0

		656,264,526	1.8

Multi-Utilities
Other securities		312,294,400	0.9

Multiline Retail
Other securities		80,353,502	0.2

Security	Shares	Value	% of Net Assets

Oil, Gas &Consumable Fuels
Other securities		$304,876,969	0.8%

Paper & Forest Products
Other securities		90,417,469	0.2

Personal Products
Other securities		70,023,923	0.2

Pharmaceuticals
Catalent Inc.(a)(b)	4,291,557	222,946,386	0.6
Other securities		138,017,426	0.4

		360,963,812	1.0

Professional Services
Other securities		369,710,035	1.0

Real Estate Management & Development
Other securities		144,312,437	0.4

Road & Rail
Other securities		322,336,488	0.9

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.(b)	10,241,607	238,834,275	0.7
Monolithic Power Systems Inc.	1,120,287	187,603,261	0.5
Teradyne Inc.(b)	4,647,147	251,735,953	0.7
Other securities		992,858,778	2.8

		1,671,032,267	4.7

Software
Fair Isaac Corp.(a)	803,142	247,118,762	0.7
PTC Inc.(a)(b)	2,882,509	176,438,376	0.5
Tyler Technologies Inc.(a)(b)	1,081,128	320,619,320	0.9
Other securities		812,044,142	2.3

		1,556,220,600	4.4

Specialty Retail
Other securities		608,411,440	1.7

Technology Hardware, Storage & Peripherals
Other securities		62,522,683	0.2

Textiles, Apparel & Luxury Goods
Other securities		328,768,548	0.9

Thrifts & Mortgage Finance
Other securities		177,995,501	0.5

Trading Companies & Distributors
Other securities		288,103,656	0.8

Water Utilities
Essential Utilities Inc.	5,985,561	243,612,333	0.7

Wireless Telecommunication Services
Other securities		45,456,556	0.1

Total Common Stocks (Cost: $44,199,302,320)		35,560,004,224	99.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	2,952,333,179	2,951,742,712	8.3

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	93,289,000	$93,289,000	0.2%

		3,045,031,712	8.5

Total Short-Term Investments (Cost: $3,045,368,376)		3,045,031,712	8.5

Total Investments In Securities (Cost: $47,244,670,696)		38,605,035,936	108.1

Other Assets, Less Liabilities		(2,882,579,889)	(8.1)

Net Assets		$35,722,456,047	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	2,341,241,894	611,091,285	2,952,333,179	$2,951,742,712	$12,925,588	(b)	$(650,250)	$(1,086,511)
BlackRock Cash Funds: Treasury, SL Agency Shares	64,832,167	28,456,833	93,289,000	93,289,000	1,274,468		—	—

				$3,045,031,712	$14,200,056		$(650,250)	$(1,086,511)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	1,070	06/19/20	$153,845	$(8,042,473)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,042,473

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	23

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss)from:
Futures contracts	$(24,472,516)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,318,457)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$94,932,712

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$35,560,004,224	$—	$—	$35,560,004,224
Money Market Funds	3,045,031,712	—	—	3,045,031,712

	$38,605,035,936	$—	$—	$38,605,035,936

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,042,473)	$—	$—	$(8,042,473)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.(a)(b)	1,988,803	$35,321,141
Aerojet Rocketdyne Holdings Inc.(a)(b)(c)	4,380,239	183,225,397
Aerovironment Inc.(a)(b)(c)	1,306,370	79,636,315
Cubic Corp.(a)(b)	1,892,209	78,167,154
Moog Inc., Class A(a)	1,950,403	98,553,864
National Presto Industries Inc.	304,822	21,584,446
Park Aerospace Corp.(a)	1,185,838	14,941,559
Triumph Group Inc.(a)(b)	3,006,846	20,326,279

		531,756,155

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,565,272	40,180,532
Echo Global Logistics Inc.(a)(b)(c)	1,651,449	28,206,749
Forward Air Corp.(a)(b)	1,704,485	86,332,166
Hub Group Inc., Class A(a)(b)(c)	2,019,294	91,817,298

		246,536,745

Airlines — 0.6%
Allegiant Travel Co.	798,200	65,292,760
Hawaiian Holdings Inc.(a)	2,845,339	29,705,339
SkyWest Inc.(a)	3,067,779	80,345,132

		175,343,231

Auto Components — 1.6%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	6,803,879	24,562,003
Cooper Tire & Rubber Co.(a)(b)	3,053,460	49,771,398
Cooper-Standard Holdings Inc.(a)(b)(c)	1,054,929	10,834,121
Dorman Products Inc.(a)(b)(c)	1,765,127	97,558,569
Fox Factory Holding Corp.(a)(b)(c)	2,330,894	97,897,548
Garrett Motion Inc.(a)(b)(c)	4,614,202	13,196,618
Gentherm Inc.(a)(b)(c)	1,992,109	62,552,223
LCI Industries(a)	1,514,345	101,203,676
Motorcar Parts of America Inc.(a)(b)(c)	1,153,364	14,509,319
Standard Motor Products Inc.(a)	1,229,746	51,120,541

		523,206,016

Automobiles — 0.2%
Winnebago Industries Inc.(a)	2,046,020	56,899,816

Banks — 9.3%
Allegiance Bancshares Inc.(a)(b)	1,171,378	28,241,924
Ameris Bancorp.(a)	3,961,946	94,135,837
Banc of California Inc.(a)(b)	2,761,713	22,093,704
Banner Corp.(a)	1,999,631	66,067,808
Berkshire Hills Bancorp. Inc.(a)	2,598,399	38,612,209
Boston Private Financial Holdings Inc.(a)	5,025,693	35,933,705
Brookline Bancorp. Inc.(a)	4,800,593	54,150,689
Cadence Bancorp.(a)	7,601,065	49,786,976
Central Pacific Financial Corp.(a)	1,425,566	22,666,499
City Holding Co.(a)	992,469	66,028,963
Columbia Banking System Inc.(a)	4,330,675	116,062,090
Community Bank System Inc.(a)(b)	3,103,922	182,510,614
Customers Bancorp. Inc.(a)(b)(c)	1,746,039	19,084,206
CVB Financial Corp.(a)	8,053,152	161,465,698
Dime Community Bancshares Inc.(a)	1,865,766	25,579,652
Eagle Bancorp. Inc.(a)	2,030,505	61,341,556
First Bancorp./Puerto Rico(a)	13,126,639	69,833,719
First Commonwealth Financial Corp.(a)	5,873,988	53,688,250
First Financial Bancorp.(a)	5,896,047	87,910,061
First Midwest Bancorp. Inc.(a)	6,602,094	87,378,714
Franklin Financial Network Inc.(a)(b)	810,230	16,520,590
Glacier Bancorp. Inc.(a)	5,187,294	176,393,932

Security	Shares	Value

Banks (continued)
Great Western Bancorp. Inc.(a)	3,379,002	$69,201,961
Hanmi Financial Corp.(a)	1,828,580	19,840,093
Heritage Financial Corp./WA(a)	2,185,483	43,709,660
Hope Bancorp Inc.(a)	7,509,802	61,730,572
Independent Bank Corp.(a)(b)	2,063,638	132,836,378
National Bank Holdings Corp., Class A(a)	1,874,675	44,804,733
NBT Bancorp. Inc.(a)	2,638,869	85,472,967
OFG Bancorp.(a)	3,097,350	34,628,373
Old National Bancorp./IN(a)	10,207,788	134,640,724
Opus Bank	1,325,734	22,974,970
Pacific Premier Bancorp. Inc.(a)	3,563,910	67,144,064
Preferred Bank/Los Angeles CA(a)	823,315	27,844,513
S&T Bancorp. Inc.(a)	2,313,397	63,202,006
Seacoast Banking Corp. of Florida(a)(b)(c)	3,108,741	56,921,048
ServisFirst Bancshares Inc.(a)	2,788,585	81,761,312
Simmons First National Corp., Class A(a)(b)	6,882,971	126,646,666
Southside Bancshares Inc.(a)	1,931,402	58,695,307
Tompkins Financial Corp.	745,338	53,515,268
Triumph Bancorp. Inc.(a)(b)(c)	1,411,541	36,700,066
United Community Banks Inc./GA(a)	4,367,941	79,977,000
Veritex Holdings Inc.(a)	2,884,308	40,293,783
Westamerica Bancorp.(a)	1,624,243	95,473,004

		2,973,501,864

Beverages — 0.3%
Coca-Cola Consolidated Inc.(b)	280,861	58,567,944
MGP Ingredients Inc.(b)	803,558	21,607,675
National Beverage Corp.(b)(c)	705,111	30,072,984

		110,248,603

Biotechnology — 2.5%
Acorda Therapeutics Inc.(a)(b)(c)	3,096,347	2,887,653
AMAG Pharmaceuticals Inc.(a)(b)(c)	2,086,117	12,892,203
Anika Therapeutics Inc.(a)(b)(c)	870,632	25,169,971
Cytokinetics Inc.(a)(b)(c)	3,600,483	42,449,695
Eagle Pharmaceuticals Inc./DE(b)(c)	612,080	28,155,680
Emergent BioSolutions Inc.(a)(b)(c)	2,654,912	153,613,208
Enanta Pharmaceuticals Inc.(b)(c)	974,706	50,129,130
Momenta Pharmaceuticals Inc.(a)(b)(c)	6,869,575	186,852,440
Myriad Genetics Inc.(a)(b)(c)	4,527,972	64,795,279
Progenics Pharmaceuticals Inc.(a)(b)(c)	5,358,624	20,362,771
REGENXBIO Inc.(a)(b)(c)	1,896,329	61,403,133
Spectrum Pharmaceuticals Inc.(a)(b)(c)	7,008,529	16,329,873
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,227,074	33,432,487
Xencor Inc.(a)(b)(c)	2,985,650	89,211,222

		787,684,745

Building Products — 2.2%
AAON Inc.(b)	2,458,682	118,803,515
American Woodmark Corp.(a)(b)(c)	947,182	43,163,084
Apogee Enterprises Inc.(a)	1,606,568	33,448,746
Gibraltar Industries Inc.(a)(b)(c)	1,952,564	83,804,047
Griffon Corp.(a)(b)	2,591,453	32,781,880
Insteel Industries Inc.(a)(b)	1,142,727	15,141,133
Patrick Industries Inc.(a)(b)	1,369,861	38,575,286
PGT Innovations Inc.(a)(b)(c)	3,553,443	29,813,387
Quanex Building Products Corp.(a)(b)	2,006,384	20,224,350
Simpson Manufacturing Co. Inc.(a)	2,440,546	151,265,041
Universal Forest Products Inc.(a)	3,714,370	138,137,420

		705,157,889

Capital Markets — 0.8%
Blucora Inc.(a)(b)(c)	2,961,186	35,682,291

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Calamos Asset Management Inc.(c)(d)	680,499	$7
Donnelley Financial Solutions Inc.(a)(b)(c)	1,888,445	9,952,105
Greenhill &Co. Inc.(a)(b)	938,083	9,230,737
INTL. FCStone Inc.(a)(b)(c)	991,136	35,938,591
Piper Sandler Cos.(a)	1,047,536	52,973,896
Virtus Investment Partners Inc.(a)	447,125	34,030,684
Waddell & Reed Financial Inc., Class A(a)	4,254,747	48,419,021
WisdomTree Investments Inc.	7,242,883	16,875,917

		243,103,249

Chemicals — 2.9%
AdvanSix Inc.(a)(b)(c)	1,688,754	16,110,713
American Vanguard Corp.(a)(b)	1,616,159	23,369,659
Balchem Corp.(a)(b)	1,946,380	192,146,634
Ferro Corp.(a)(b)(c)	4,959,397	46,419,956
FutureFuel Corp.(b)	1,570,086	17,694,869
GCP Applied Technologies Inc.(b)(c)	3,271,626	58,234,943
Hawkins Inc.(a)	575,470	20,486,732
HB Fuller Co.(a)	3,084,599	86,152,850
Innospec Inc.(a)	1,482,142	102,994,048
Koppers Holdings Inc.(a)(b)(c)	1,291,289	15,973,245
Kraton Corp.(a)(b)(c)	1,974,038	15,989,708
Livent Corp.(a)(b)(c)	8,887,317	46,658,414
LSB Industries Inc.(b)(c)	1,454,850	3,055,185
LyondellBasell(d)	1,640,554	710,360
Quaker Chemical Corp.(b)	783,168	98,898,455
Rayonier Advanced Materials Inc.(a)	3,234,330	3,428,390
Stepan Co.(a)(b)	1,211,864	107,201,489
Tredegar Corp.	1,501,534	23,468,976
Trinseo SA(a)	2,383,079	43,157,561

		922,152,187

Commercial Services & Supplies — 2.1%
ABM Industries Inc.(a)	4,018,481	97,890,197
Brady Corp., Class A, NVS	3,011,086	135,890,311
Harsco Corp.(a)(b)(c)	4,763,273	33,200,013
Interface Inc.(a)	3,554,331	26,870,742
Matthews International Corp., Class A(a)	1,896,155	45,867,990
Mobile Mini Inc.(a)	2,683,741	70,394,526
Pitney Bowes Inc.(a)	10,256,837	20,923,948
RR Donnelley & Sons Co.(a)	4,548,592	4,359,825
Team Inc.(a)(b)(c)	1,837,070	11,940,955
U.S. Ecology Inc.	1,551,317	47,160,037
UniFirst Corp./MA(a)(b)	925,869	139,889,547
Viad Corp.(a)(b)	1,248,652	26,508,882

		660,896,973

Communications Equipment — 1.1%
ADTRAN Inc.(a)	2,893,531	22,222,318
Applied Optoelectronics Inc.(a)(b)(c)	1,161,910	8,818,897
CalAmp Corp.(a)(b)(c)	2,133,372	9,600,174
Comtech Telecommunications Corp.(a)	1,500,655	19,943,705
Digi International Inc.(a)(b)(c)	1,713,030	16,342,306
Extreme Networks Inc.(b)(c)	5,629,095	17,393,903
Harmonic Inc.(a)(b)(c)	5,802,006	33,419,555
NETGEAR Inc.(a)(b)(c)	1,833,698	41,881,662
Plantronics Inc.	1,956,894	19,686,354
Viavi Solutions Inc.(a)(b)(c)	13,903,285	155,855,825

		345,164,699

Construction & Engineering — 0.9%
Aegion Corp.(a)(b)(c)	1,900,334	34,072,989
Arcosa Inc.(a)(b)	2,927,757	116,349,063

Security	Shares	Value

Construction & Engineering (continued)
Comfort Systems USA Inc.(a)(b)	2,231,496	$81,561,179
Granite Construction Inc.(a)	2,844,289	43,176,307
MYR Group Inc.(a)(b)(c)	1,012,916	26,528,270

		301,687,808

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	982,635	17,824,999

Consumer Finance — 0.8%
Encore Capital Group Inc.(a)(b)(c)	1,681,414	39,311,459
Enova International Inc.(a)(b)(c)	2,073,264	30,041,596
EZCORP Inc., Class A, NVS(b)(c)	3,180,308	13,261,884
Green Dot Corp., Class A(a)(b)(c)	2,861,506	72,653,637
PRA Group Inc.(a)(b)(c)	2,762,961	76,589,279
World Acceptance Corp.(b)(c)	341,868	18,669,412

		250,527,267

Containers & Packaging —0.1%
Myers Industries Inc.(a)	2,161,044	23,231,223

Distributors — 0.2%
Core-Mark Holding Co. Inc.(a)(b)	2,756,959	78,766,319

Diversified Consumer Services — 0.8%
American Public Education Inc.(a)(b)(c)	931,599	22,293,164
Perdoceo Education Corp.(a)(b)(c)	4,384,982	47,313,956
Regis Corp.(b)(c)	1,518,597	8,974,908
Strategic Education Inc.(a)(b)	1,328,945	185,733,353

		264,315,381

Diversified Financial Services — 0.2%
FGL Holdings	7,912,698	77,544,440

Diversified Telecommunication Services — 1.6%
ATN International Inc.	661,934	38,862,145
Cincinnati Bell Inc.(a)(b)(c)	3,053,334	44,700,810
Cogent Communications Holdings Inc.(a)	2,521,784	206,710,634
Consolidated Communications Holdings Inc.(a)	4,383,750	19,946,063
Iridium Communications Inc.(b)(c)	5,869,489	131,065,689
Vonage Holdings Corp.(b)(c)	11,417,179	82,546,204

		523,831,545

Electric Utilities — 0.5%
El Paso Electric Co.(a)(b)	2,464,582	167,492,993

Electrical Equipment — 0.7%
AZZ Inc.(a)	1,591,247	44,745,866
Encore Wire Corp.(a)(b)	1,275,333	53,551,233
Powell Industries Inc.	550,689	14,136,187
Sunrun Inc.(b)(c)	4,707,622	47,546,982
Vicor Corp.(b)(c)	1,116,551	49,731,181

		209,711,449

Electronic Equipment, Instruments & Components — 4.9%
Anixter International Inc.(a)(b)(c)	1,821,616	160,065,398
Arlo Technologies Inc.(a)(b)(c)	4,580,331	11,130,204
Badger Meter Inc.(a)(b)	1,761,298	94,405,573
Bel Fuse Inc., Class B, NVS.	656,515	6,394,456
Benchmark Electronics Inc.(a)	2,276,586	45,508,954
CTS Corp.(a)(b)	1,983,556	49,370,709
Daktronics Inc.(a)	2,385,920	11,762,586
ePlus Inc.(a)(c)	821,708	51,455,355
Fabrinet(a)(b)(c)	2,238,877	122,153,129
FARO Technologies Inc.(a)(b)(c)	1,058,978	47,124,521
Insight Enterprises Inc.(a)(b)(c)	2,165,319	91,224,889

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Itron Inc.(a)(b)(c)	2,130,686	$118,956,199
KEMET Corp.(a)(b)	3,531,428	85,319,300
Knowles Corp.(a)(b)(c)	5,235,975	70,057,346
Methode Electronics Inc.(a)	2,256,760	59,646,167
MTS Systems Corp.(a)	1,094,925	24,635,813
OSI Systems Inc.(a)(b)(c)	1,037,810	71,525,865
PC Connection Inc.(b)	668,774	27,560,177
Plexus Corp.(a)(b)(c)	1,765,468	96,323,934
Rogers Corp.(a)(b)(c)	1,123,662	106,096,166
Sanmina Corp.(a)(b)(c)	4,233,938	115,501,829
ScanSource Inc.(a)(b)(c)	1,537,205	32,880,815
TTM Technologies Inc.(a)(b)(c)	5,936,030	61,378,550

		1,560,477,935

Energy Equipment & Services — 0.9%
Archrock Inc.(a)	7,720,420	29,028,779
Diamond Offshore Drilling Inc.(b)(c)	3,938,649	7,207,728
DMC Global Inc.(a)(b)	886,101	20,389,184
Dril-Quip Inc.(a)(b)(c)	2,189,071	66,766,665
Era Group Inc.(a)(b)(c)	1,272,510	6,782,478
Exterran Corp.(a)(b)(c)	1,759,716	8,446,637
Geospace Technologies Corp.(a)(b)(c)	885,955	5,670,112
Helix Energy Solutions Group Inc.(a)(b)(c)	8,696,155	14,261,694
KLX Energy Services Holdings Inc.(a)(b)(c)	1,363,802	954,661
Matrix Service Co.(a)(b)(c)	1,684,177	15,949,156
Nabors Industries Ltd.	20,334,745	7,932,584
Newpark Resources Inc.(a)(b)(c)	5,557,799	4,985,346
Noble Corp. PLC(a)(b)(c)	15,694,202	4,080,493
Oceaneering International Inc.(a)(b)(c)	6,001,985	17,645,836
Oil States International Inc.(a)(b)(c)	3,748,418	7,609,289
ProPetro Holding Corp.(b)(c)	4,999,534	12,498,835
RPC Inc.	3,075,668	6,335,876
SEACOR Holdings Inc.(a)(b)(c)	1,062,211	28,637,209
TETRA Technologies Inc.(a)(b)(c)	8,176,042	2,616,333
U.S. Silica Holdings Inc.(a)	4,481,609	8,066,896
Valaris PLC(a)(b)(c)	11,950,970	5,379,132

		281,244,923

Entertainment — 0.2%
Glu Mobile Inc.(b)(c)	7,008,861	44,085,736
Marcus Corp. (The)(a)	1,424,167	17,545,737

		61,631,473

Equity Real Estate Investment Trusts (REITs) —7.6%
Acadia Realty Trust(a)	5,260,752	65,180,717
Agree Realty Corp.(a)	2,757,079	170,663,190
Alexander & Baldwin Inc.(a)	4,142,304	46,476,651
American Assets Trust Inc.(b)	2,902,085	72,552,125
Armada Hoffler Properties Inc.(a)	3,353,292	35,880,224
CareTrust REIT Inc.(a)	5,781,529	85,508,814
CBL & Associates Properties Inc.(a)(b)	10,024,942	2,005,991
Cedar Realty Trust Inc.(a)	5,527,128	5,157,363
Chatham Lodging Trust(a)	2,908,070	17,273,936
Community Healthcare Trust Inc.(a)	1,240,919	47,502,379
DiamondRock Hospitality Co.(a)(b)	12,112,685	61,532,440
Easterly Government Properties Inc.(a)(b)	4,486,939	110,558,177
Essential Properties Realty Trust Inc.	4,483,090	58,549,155
Four Corners Property Trust Inc.(a)	4,193,201	78,454,791
Franklin Street Properties Corp.(a)(b)	6,523,961	37,382,297
Getty Realty Corp.(a)(b)	2,080,543	49,392,091
Global Net Lease Inc.(a)	5,443,049	72,773,565
Hersha Hospitality Trust(a)	2,235,468	8,002,976

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Independence Realty Trust Inc.(a)	5,530,408	$49,441,848
Industrial Logistics Properties Trust(a)	3,964,681	69,540,505
Innovative Industrial Properties Inc.(a)	1,030,745	78,264,468
Investors Real Estate Trust(a)	709,705	39,033,775
iStar Inc.(a)(b)	4,566,512	48,450,692
Kite Realty Group Trust(a)	5,071,375	48,025,921
Lexington Realty Trust(a)	14,997,309	148,923,278
LTC Properties Inc.(a)	2,418,746	74,739,251
National Storage Affiliates Trust(a)(b)	3,589,670	106,254,232
NexPoint Residential Trust Inc.(a)(b)	1,352,621	34,099,576
Office Properties Income Trust(a)	2,932,840	79,919,890
Pennsylvania REIT(b)	3,785,269	3,450,651
Retail Opportunity Investments Corp.(a)	7,067,070	58,586,010
RPT Realty(a)	4,863,012	29,323,962
Safehold Inc.(b)	799,727	50,566,738
Saul Centers Inc.	712,798	23,337,007
Summit Hotel Properties Inc.(a)	6,462,968	27,273,725
Tanger Factory Outlet Centers Inc.(a)(b)	5,650,342	28,251,710
Uniti Group Inc.(a)	11,693,995	70,514,790
Universal Health Realty Income Trust(a)	770,051	77,423,189
Urstadt Biddle Properties Inc., Class A(a)	1,818,718	25,643,924
Washington Prime Group Inc.(a)(b)	11,441,240	9,211,342
Washington REIT(a)(b)	4,876,299	116,397,257
Whitestone REIT(a)	2,508,005	15,549,631
Xenia Hotels & Resorts Inc.(a)	6,851,664	70,572,139

		2,407,642,393

Food &Staples Retailing —0.6%
Andersons Inc. (The)(a)	1,972,398	36,982,463
Chefs’ Warehouse Inc. (The)(a)(b)(c)	1,572,921	15,839,314
PriceSmart Inc.(b)	1,348,753	70,876,970
SpartanNash Co.(a)	2,199,074	31,490,740
United Natural Foods Inc.(a)(b)(c)	3,225,977	29,614,469

		184,803,956

Food Products — 1.4%
B&G Foods Inc.(a)(b)	3,874,995	70,098,659
Calavo Growers Inc.(a)(b)	995,283	57,417,876
Cal-Maine Foods Inc.	1,832,465	80,591,811
Fresh Del Monte Produce Inc.(b)	1,832,778	50,603,001
J&J Snack Foods Corp.(b)	903,373	109,308,133
John B Sanfilippo &Son Inc.(a)	531,946	47,555,972
Seneca Foods Corp., Class A(a)(b)(c)	416,223	16,557,351

		432,132,803

Gas Utilities — 0.8%
Northwest Natural Holding Co.(a)	1,841,443	113,709,105
South Jersey Industries Inc.(a)	5,590,134	139,753,350

		253,462,455

Health Care Equipment & Supplies — 3.9%
AngioDynamics Inc.(a)(b)(c)	2,276,115	23,739,879
Cardiovascular Systems Inc.(a)(b)(c)	2,129,737	74,988,040
CONMED Corp.(a)(b)	1,717,000	98,332,590
CryoLife Inc.(a)(b)(c)	2,269,096	38,393,104
Cutera Inc.(a)(b)(c)	888,960	11,609,818
Glaukos Corp.(a)(b)(c)	2,370,707	73,160,018
Heska Corp.(a)(b)(c)	426,302	23,574,500
Inogen Inc.(b)(c)	1,096,137	56,626,437
Integer Holdings Corp.(a)(b)(c)	1,977,174	124,285,158
Invacare Corp.(a)(b)	2,037,318	15,137,273
Lantheus Holdings Inc.(a)(b)(c)	2,374,572	30,299,539
LeMaitre Vascular Inc.(b)	991,751	24,714,435

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment &Supplies (continued)
Meridian Bioscience Inc.(a)(c)	2,585,989	$21,722,308
Merit Medical Systems Inc.(a)(b)(c)	3,340,391	104,387,219
Mesa Laboratories Inc.(a)(b)	242,919	54,921,557
Natus Medical Inc.(a)(b)(c)	2,074,144	47,974,951
Neogen Corp.(a)(b)(c)	3,171,831	212,480,959
OraSure Technologies Inc.(a)(b)(c)	3,754,374	40,397,064
Orthofix Medical Inc.(a)(c)	1,152,906	32,292,897
Surmodics Inc.(a)(b)(c)	819,714	27,312,870
Tactile Systems Technology Inc.(a)(b)(c)	1,155,047	46,386,687
Varex Imaging Corp.(a)(b)(c)	2,334,620	53,019,220

		1,235,756,523

Health Care Providers &Services — 3.7%
Addus HomeCare Corp.(a)(b)(c)	818,971	55,362,440
AMN Healthcare Services Inc.(a)(b)(c)	2,826,166	163,380,656
BioTelemetry Inc.(a)(b)(c)	2,056,539	79,197,317
Community Health Systems Inc.(a)(b)(c)	7,092,518	23,689,010
CorVel Corp.(b)(c)	541,951	29,541,749
Covetrus Inc.(a)(b)(c)	5,907,315	48,085,544
Cross Country Healthcare Inc.(a)(b)(c)	2,243,583	15,121,749
Ensign Group Inc. (The)(a)	3,034,408	114,124,085
Hanger Inc.(a)(b)(c)	2,271,138	35,384,330
LHC Group Inc.(a)(b)(c)	1,792,140	251,258,028
Magellan Health Inc.(a)(b)(c)	1,317,595	63,389,495
Owens & Minor Inc.(a)(b)	3,775,531	34,546,109
Pennant Group Inc. (The)(a)(b)(c)	1,583,769	22,426,169
Providence Service Corp. (The)(a)(b)(c)	698,421	38,329,345
RadNet Inc.(b)(c)	2,505,000	26,327,550
Select Medical Holdings Corp.(b)(c)	6,501,855	97,527,825
Tivity Health Inc.(a)(b)(c)	2,643,589	16,628,175
U.S.Physical Therapy Inc.(a)(b)	777,165	53,624,385

		1,167,943,961

Health Care Technology — 1.4%
Computer Programs & Systems Inc.(a)(b)	755,681	16,813,902
HealthStream Inc.(b)(c)	1,556,320	37,273,864
HMS Holdings Corp.(a)(b)(c)	5,330,260	134,695,670
NextGen Healthcare Inc.(b)(c)	2,929,515	30,584,137
Omnicell Inc.(a)(b)(c)	2,537,437	166,405,118
Tabula Rasa HealthCare Inc.(a)(b)(c)	1,194,648	62,468,144

		448,240,835

Hotels, Restaurants & Leisure — 1.2%
BJ’s Restaurants Inc.(a)	1,159,602	16,106,872
Bloomin’ Brands Inc.(a)	5,255,658	37,525,398
Chuy’s Holdings Inc.(a)(b)(c)	1,041,533	10,488,237
Dave & Buster’s Entertainment Inc.(a)(b)	1,896,836	24,810,615
Dine Brands Global Inc.(a)	1,029,551	29,527,523
El Pollo Loco Holdings Inc.(b)(c)	1,223,600	10,339,420
Fiesta Restaurant Group Inc.(b)(c)	1,231,731	4,963,876
Monarch Casino & Resort Inc.(b)(c)	734,514	20,617,808
Red Robin Gourmet Burgers Inc.(a)(b)(c)	800,689	6,821,870
Ruth’s Hospitality Group Inc.(a)	1,681,448	11,232,073
Shake Shack Inc., Class A(a)(b)(c)	1,878,784	70,905,308
Wingstop Inc.(a)(b)	1,782,006	142,025,878

		385,364,878

Household Durables — 2.3%
Cavco Industries Inc.(a)(b)(c)	522,490	75,729,701
Century Communities Inc.(a)(b)(c)	1,736,675	25,199,154
Ethan Allen Interiors Inc.(a)	1,480,043	15,126,039
Installed Building Products Inc.(b)(c)	1,299,755	51,821,232
iRobot Corp.(a)(b)(c)	1,710,534	69,960,841

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.(a)(b)	2,806,387	$57,671,253
LGI Homes Inc.(a)(b)(c)	1,334,876	60,269,651
M/I Homes Inc.(a)(b)(c)	1,730,430	28,604,008
MDC Holdings Inc	3,029,991	70,295,791
Meritage Homes Corp.(a)(b)(c)	2,190,521	79,975,922
TopBuild Corp.(a)(b)(c)	2,053,975	147,146,769
Tupperware Brands Corp.(a)(b)	2,942,967	4,767,607
Universal Electronics Inc.(a)(b)(c)	842,644	32,332,250

		718,900,218

Household Products — 0.8%
Central Garden & Pet Co.(a)(b)(c)	607,280	16,700,200
Central Garden & Pet Co., Class A, NVS(b)(c)	2,431,017	62,161,105
WD-40 Co.(a)	829,125	166,529,756

		245,391,061

Industrial Conglomerates — 0.1%
Raven Industries Inc.(a)	2,163,604	45,933,313

Insurance — 3.5%
Ambac Financial Group Inc.(b)(c)	2,187,738	26,996,687
American Equity Investment Life Holding Co.(a)(b)	5,465,934	102,759,559
AMERISAFE Inc.(a)(b)	1,158,673	74,699,648
eHealth Inc.(a)(b)(c)	1,506,435	212,136,177
Employers Holdings Inc.(a)	1,827,197	74,019,751
HCI Group Inc.	390,311	15,710,018
Horace Mann Educators Corp.(a)	2,480,404	90,757,982
James River Group Holdings Ltd.(a)	1,836,562	66,557,007
Kinsale Capital Group Inc.(a)(b)	1,246,798	130,327,795
ProAssurance Corp.(a)	3,236,787	80,919,675
Safety Insurance Group Inc.(a)	884,245	74,656,805
Stewart Information Services Corp.(a)	1,414,272	37,718,634
Third Point Reinsurance Ltd.(a)(b)(c)	4,872,683	36,106,581
United Fire Group Inc.(a)	1,309,705	42,709,480
United Insurance Holdings Corp.	1,320,848	12,204,636
Universal Insurance Holdings Inc.(a)	1,848,589	33,126,715

		1,111,407,150

Interactive Media &Services — 0.1%
QuinStreet Inc.(a)(b)(c)	2,835,707	22,827,441

Internet & Direct Marketing Retail — 0.6%
Liquidity Services Inc.(b)(c)	1,637,137	6,352,092
PetMed Express Inc.(a)(b)	1,232,898	35,482,804
Shutterstock Inc.(b)	1,158,416	37,254,659
Stamps.com Inc.(a)(b)(c)	981,439	127,665,585

		206,755,140

IT Services — 2.4%
Cardtronics PLC, Class A(b)(c)	2,197,575	45,973,269
CSG Systems International Inc.(a)(b)	1,993,440	83,425,464
EVERTEC Inc.(a)	3,612,051	82,101,919
ExlService Holdings Inc.(a)(b)(c)	2,062,888	107,332,063
ManTech International Corp./VA, Class A(a)(b)	1,628,450	118,339,462
NIC Inc.(a)(b)	4,051,617	93,187,191
Perficient Inc.(a)(b)(c)	1,986,547	53,815,558
Sykes Enterprises Inc.(a)(b)(c)	2,344,518	63,583,328
TTEC Holdings Inc.	1,068,757	39,244,757
Unisys Corp.(b)(c)	3,109,076	38,397,089
Virtusa Corp.(a)(b)(c)	1,805,638	51,280,119

		776,680,219

Leisure Products — 0.4%
Callaway Golf Co.(a)(b)	5,739,156	58,654,174

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Sturm Ruger &Co. Inc.(a)	1,005,039	$51,166,536
Vista Outdoor Inc.(a)(b)(c)	3,498,726	30,788,789

		140,609,499

Life Sciences Tools &Services — 1.1%
Luminex Corp.(a)(b)	2,549,258	70,181,073
Medpace Holdings Inc.(b)(c)	1,656,754	121,572,609
NeoGenomics Inc.(a)(b)(c)	6,317,068	174,414,247

		366,167,929

Machinery — 5.8%
Alamo Group Inc.(b)	590,022	52,382,153
Albany International Corp., Class A(a)(b)	1,857,485	87,914,765
Astec Industries Inc.(a)(b)	1,371,775	47,970,972
Barnes Group Inc.(a)(b)	2,884,250	120,648,178
Briggs &Stratton Corp.(a)(b)	2,707,553	4,900,671
Chart Industries Inc.(a)(b)(c)	2,161,982	62,654,238
CIRCOR International Inc.(a)(b)(c)	1,234,175	14,353,455
Enerpac Tool Group Corp.(a)	3,321,548	54,971,619
EnPro Industries Inc.(a)(b)	1,257,516	49,772,483
ESCO Technologies Inc.(a)	1,571,998	119,330,368
Federal Signal Corp.(a)(b)	3,660,962	99,871,043
Franklin Electric Co. Inc.(a)(b)	2,328,175	109,726,888
Greenbrier Companies Inc. (The)(a)	1,965,540	34,868,680
Hillenbrand Inc.(a)	4,507,775	86,143,580
John Bean Technologies Corp.(a)(b)	1,915,979	142,299,760
Lindsay Corp.(a)(b)	654,261	59,917,222
Lydall Inc.(a)(b)(c)	1,104,123	7,132,635
Meritor Inc.(a)(b)(c)	4,471,903	59,252,715
Mueller Industries Inc.(a)	3,465,145	82,955,571
Proto Labs Inc.(a)(b)(c)	1,619,040	123,257,515
SPX Corp.(a)(b)(c)	2,670,990	87,181,114
SPX FLOW Inc.(a)(b)(c)	2,575,429	73,193,692
Standex International Corp.(a)	754,033	36,962,698
Tennant Co.(a)(b)	1,111,423	64,406,963
Titan International Inc.(a)(b)	3,290,076	5,099,618
Wabash National Corp.(a)	3,320,413	23,973,382
Watts Water Technologies Inc., Class A(a)(b)	1,670,001	141,365,585

		1,852,507,563

Marine — 0.2%
Matson Inc.(a)	2,593,649	79,417,532

Media — 0.4%
EW Scripps Co. (The), Class A, NVS(b)	3,315,584	24,999,503
Gannett Co. Inc.(a)	7,927,326	11,732,443
Scholastic Corp., NVS	1,870,239	47,672,392
TechTarget Inc.(b)(c)	1,396,406	28,779,928

		113,184,266

Metals & Mining —0.9%
Century Aluminum Co.(b)(c)	3,106,406	11,245,190
Cleveland-Cliffs Inc.(a)(b)	23,999,729	94,798,930
Haynes International Inc.(a)	782,023	16,117,494
Kaiser Aluminum Corp.(a)	960,757	66,561,245
Materion Corp.(a)(b)	1,234,466	43,218,655
Olympic Steel Inc.(a)(b)	596,538	6,174,168
SunCoke Energy Inc.(a)	5,248,881	20,208,192
TimkenSteel Corp.(a)(b)(c)	2,541,419	8,208,783
Warrior Met Coal Inc.(b)	2,470,246	26,234,012

		292,766,669

Mortgage Real Estate Investment — 1.1%
Apollo Commercial Real Estate Finance Inc.(a)	8,688,023	64,465,131

Security	Shares	Value

Mortgage Real Estate Investment (continued)
ARMOUR Residential REIT Inc.(a)(b)	3,603,396	$31,745,919
Capstead Mortgage Corp.(a)	5,832,957	24,498,419
Granite Point Mortgage Trust Inc.(a)	3,372,491	17,098,529
Invesco Mortgage Capital Inc.(a)	9,783,979	33,363,368
KKR Real Estate Finance Trust Inc.	1,482,096	22,246,261
New York Mortgage Trust Inc.(a)	22,230,947	34,457,968
PennyMac Mortgage Investment Trust(a)	6,095,506	64,734,273
Ready Capital Corp.	2,186,202	15,784,378
Redwood Trust Inc.(a)	6,856,560	34,694,194

		343,088,440

Multi-Utilities — 0.5%
Avista Corp.(a)	4,036,220	171,498,988

Multiline Retail — 0.1%
Big Lots Inc.(a)	2,390,193	33,988,545
JC Penney Co. Inc.(b)(c)	15,078,487	5,428,255

		39,416,800

Oil, Gas &Consumable Fuels — 1.0%
Bonanza Creek Energy Inc.(a)(b)(c)	1,123,581	12,640,286
Callon Petroleum Co.(a)(b)(c)	23,799,849	13,039,937
CONSOL Energy Inc.(a)(b)(c)	1,625,505	5,998,113
Denbury Resources Inc.(a)(b)(c)	30,050,636	5,547,347
Dorian LPG Ltd.(b)(c)	1,740,210	15,157,229
Green Plains Inc.(a)	2,093,723	10,154,557
Gulfport Energy Corp.(a)(b)(c)	9,016,842	4,009,790
HighPoint Resources Corp.(b)(c)	7,186,887	1,365,509
Laredo Petroleum Inc.(b)(c)	11,280,027	4,284,154
Oasis Petroleum Inc.(a)(b)(c)	17,427,310	6,099,559
Par Pacific Holdings Inc.(b)(c)	2,201,300	15,629,230
PDC Energy Inc.(a)(b)(c)	5,874,113	36,478,242
Penn Virginia Corp.(a)(b)(c)	850,544	2,628,181
QEP Resources Inc.(a)	14,410,301	4,820,246
Range Resources Corp.(b)	12,576,804	28,675,113
Renewable Energy Group Inc.(a)(b)(c)	2,374,978	48,758,298
REX American Resources Corp.(a)(b)(c)	338,864	15,760,565
Ring Energy Inc.(a)(b)(c)	3,891,996	2,563,658
SM Energy Co.(a)	6,482,129	7,908,197
Southwestern Energy Co.(a)(b)(c)	32,912,213	55,621,640
Talos Energy Inc.(b)(c)	1,259,688	7,243,206
Whiting Petroleum Corp.(a)(b)(c)	5,407,530	3,625,208

		308,008,265

Paper & Forest Products — 0.7%
Boise Cascade Co.(a)(b)	2,371,501	56,394,294
Clearwater Paper Corp.(a)(b)(c)	999,246	21,793,555
Mercer International Inc.	2,422,184	17,536,612
Neenah Inc.(a)	1,023,111	44,126,778
PH Glatfelter Co.(a)	2,687,470	32,840,883
Schweitzer-Mauduit International Inc.(a)	1,869,383	52,006,235

		224,698,357

Personal Products — 0.4%
Inter Parfums Inc .	1,072,023	49,688,266
Medifast Inc.(a)	706,514	44,157,125
USANA Health Sciences Inc.(b)(c)	766,365	44,265,242

		138,110,633

Pharmaceuticals — 1.3%
Akorn Inc.(b)(c)	6,045,898	3,392,958
Amphastar Pharmaceuticals Inc.(b)(c)	2,073,132	30,765,279
ANI Pharmaceuticals Inc.(b)(c)	562,803	22,928,594
Corcept Therapeutics Inc.(a)(b)(c)	6,223,004	73,991,518

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Endo International PLC(a)(b)(c)	12,211,192	$45,181,410
Innoviva Inc.(b)(c)	4,044,327	47,561,285
Lannett Co. Inc.(a)(b)(c)	2,025,517	14,077,343
Pacira BioSciences Inc.(a)(b)(c)	2,524,922	84,660,635
Phibro Animal Health Corp., Class A(a)(b)	1,227,457	29,667,636
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,174,215	57,104,128

		409,330,786

Professional Services — 1.3%
Exponent Inc.(a)(b)	3,135,906	225,503,001
Forrester Research Inc.(c)	645,791	18,876,471
Heidrick & Struggles International Inc.(a)	1,159,793	26,095,343
Kelly Services Inc., Class A, NVS	2,007,832	25,479,388
Korn Ferry(a)(b)	3,346,737	81,392,644
Resources Connection Inc.(a)	1,873,453	20,551,779
TrueBlue Inc.(a)(b)(c)	2,356,894	30,073,967

		427,972,593

Real Estate Management & Development — 0.4%
Marcus & Millichap Inc.(b)(c)	1,428,558	38,713,922
RE/MAX Holdings Inc., Class A(a)	1,097,778	24,063,294
Realogy Holdings Corp.(a)	7,014,109	21,112,468
St. Joe Co. (The)(b)(c)	1,905,245	31,970,011

		115,859,695

Road & Rail — 0.8%
ArcBest Corp.(a)(b)	1,543,243	27,037,617
Heartland Express Inc.(b)	2,844,475	52,821,901
Marten Transport Ltd.(b)	2,362,528	48,479,075
Saia Inc.(a)(b)(c)	1,569,191	115,398,306

		243,736,899

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries Inc.(a)(b)(c)	2,317,794	112,389,831
Axcelis Technologies Inc.(a)(b)(c)	1,961,563	35,916,219
Brooks Automation Inc.(a)(b)	4,374,334	133,417,187
CEVA Inc.(a)(b)(c)	1,338,107	33,359,007
Cohu Inc.(a)(b)	2,496,691	30,909,035
Diodes Inc.(b)(c)	2,501,514	101,649,021
DSP Group Inc.(a)(b)(c)	1,391,798	18,650,093
FormFactor Inc.(a)(b)(c)	4,580,123	92,014,671
Ichor Holdings Ltd.(a)(b)(c)	1,367,013	26,191,969
Kulicke &Soffa Industries Inc.(a)(b)	3,836,384	80,065,334
MaxLinear Inc.(a)(b)(c)	3,940,330	45,983,651
Onto Innovation Inc.(a)(c)	2,968,377	88,071,746
PDF Solutions Inc.(a)(b)(c)	1,692,687	19,838,292
Photronics Inc.(a)(b)(c)	4,022,740	41,273,312
Power Integrations Inc.(a)(b)	1,780,145	157,240,208
Rambus Inc.(a)(b)(c)	6,745,759	74,877,925
SMART Global Holdings Inc.(b)(c)	812,350	19,740,105
Ultra Clean Holdings Inc.(a)(b)(c)	2,428,936	33,519,317
Veeco Instruments Inc.(a)(b)(c)	2,975,497	28,475,506
Xperi Corp.(a)	3,025,508	42,084,816

		1,215,667,245

Software — 2.8%
8x8 Inc.(a)(b)(c)	6,064,049	84,047,719
Agilysys Inc.(a)(b)(c)	1,250,817	20,888,644
Alarm.com Holdings Inc.(b)(c)	2,204,048	85,759,508
Bottomline Technologies DE Inc.(a)(b)(c)	2,305,939	84,512,664
Ebix Inc.(b)	1,369,142	20,783,575
LivePerson Inc.(a)(b)(c)	3,724,913	84,741,771
MicroStrategy Inc., Class A(a)(b)(c)	498,079	58,823,130
OneSpan Inc.(b)(c)	1,970,148	35,758,186

Security	Shares	Value

Software (continued)
Progress Software Corp.(a)(b)	2,709,719	$86,711,008
Qualys Inc.(a)(b)(c)	2,016,928	175,452,567
SPS Commerce Inc.(a)(b)(c)	2,107,906	98,038,708
TiVo Corp.(a)(b)	7,648,734	54,153,037

		889,670,517

Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(a)	3,836,971	34,878,066
America’s Car-Mart Inc./TX(b)(c)	377,201	21,255,276
Asbury Automotive Group Inc.(a)(b)(c)	1,170,602	64,652,348
Barnes & Noble Education Inc.(a)(b)(c)	2,504,622	3,406,286
Boot Barn Holdings Inc.(a)(b)(c)	1,734,381	22,425,546
Buckle Inc. (The)(b)	1,727,316	23,681,502
Caleres Inc.(a)	2,522,208	13,115,482
Cato Corp. (The), Class A(a)	1,314,659	14,027,412
Chico’s FAS Inc.(a)	7,367,422	9,503,974
Children’s Place Inc. (The)(a)(b)	878,212	17,177,827
Conn’s Inc.(b)(c)	1,199,611	5,014,374
Designer Brands Inc. , Class A(a)	3,373,067	16,797,874
Express Inc.(a)(b)(c)	4,236,335	6,312,139
GameStop Corp., Class A(a)(b)	4,012,022	14,042,077
Genesco Inc.(a)(b)(c)	877,899	11,711,173
Group 1 Automotive Inc.(a)(b)	1,066,994	47,225,154
Guess? Inc.	2,610,501	17,673,092
Haverty Furniture Companies Inc.(a)	1,094,576	13,014,509
Hibbett Sports Inc.(a)(b)(c)	1,092,846	11,950,271
Lithia Motors Inc., Class A(a)(b)	1,370,120	112,062,115
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,671,457	7,839,133
MarineMax Inc.(a)(b)(c)	1,305,340	13,601,643
Michaels Companies Inc. (The)(b)(c)	4,598,039	7,448,823
Monro Inc.(a)(b)	2,013,127	88,195,094
Office Depot Inc.(a)	33,064,329	54,225,500
Rent-A-Center Inc./TX(a)(b)	3,003,821	42,474,029
Shoe Carnival Inc.(b)	558,463	11,599,277
Signet Jewelers Ltd.(a)	3,185,811	20,548,481
Sleep Number Corp.(a)(b)(c)	1,735,308	33,248,501
Sonic Automotive Inc., Class A(b)	1,499,051	19,907,397
Tailored Brands Inc.(a)(b)	3,059,090	5,322,817
Zumiez Inc.(b)(c)	1,233,426	21,362,938

		805,700,130

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)(c)	7,181,915	55,372,564
Diebold Nixdorf Inc.(a)(c)	4,649,688	16,366,902

		71,739,466

Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.(a)(b)(c)	4,166,880	70,795,291
Fossil Group Inc.(a)(b)(c)	2,834,417	9,325,232
G-III Apparel Group Ltd.(a)(b)(c)	2,598,675	20,009,797
Kontoor Brands Inc.(c)	2,825,200	54,159,084
Movado Group Inc.(a)	1,031,878	12,196,798
Oxford Industries Inc.(a)	1,030,685	37,372,638
Steven Madden Ltd.(a)(b)	4,681,145	108,742,998
Unifi Inc.(b)(c)	920,010	10,626,116
Vera Bradley Inc.(b)(c)	1,486,857	6,125,851
Wolverine World Wide Inc.(a)	4,893,345	74,378,844

		403,732,649

Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)(b)(c)	3,250,173	58,925,637
Flagstar Bancorp. Inc.(b)	2,102,729	41,697,116
HomeStreet Inc.(a)	1,431,760	31,828,025

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Meta Financial Group Inc.(a)(b)	2,092,089	$45,440,173
NMI Holdings Inc., Class A(a)(b)(c)	4,135,003	48,007,385
Northfield Bancorp. Inc.(a)	2,632,846	29,461,547
Northwest Bancshares Inc.(a)	6,055,841	70,066,080
Provident Financial Services Inc.(a)	3,633,290	46,724,109
TrustCo Bank Corp. NY(a)	5,752,613	31,121,636
Walker & Dunlop Inc.(a)	1,734,035	69,829,589

		473,101,297

Tobacco — 0.4%
Universal Corp./VA(a)	1,500,687	66,345,372
Vector Group Ltd.	6,974,643	65,701,137

		132,046,509

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.(a)	2,338,802	106,930,027
DXP Enterprises Inc./TX(a)(b)(c)	992,401	12,166,836
Foundation Building Materials Inc.(b)(c)	1,078,389	11,096,623
GMS Inc.(a)(b)(c)	2,551,359	40,132,877
Kaman Corp.(a)(b)	1,695,112	65,210,959
Veritiv Corp.(b)(c)	769,499	6,048,262

		241,585,584

Water Utilities — 1.0%
American States Water Co.(a)(b)	2,228,943	182,193,801
California Water Service Group(a)(b)	2,912,977	146,581,002

		328,774,803

Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.(a)(b)	2,835,535	139,650,099
Spok Holdings Inc.(a)	1,066,666	11,402,659

		151,052,758

Total Common Stocks — 99.6% (Cost: $42,328,068,660)		31,722,628,145

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(a)(e)(f)	2,494,426,327	$2,493,927,442
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(a)(e)	57,736,000	57,736,000

		2,551,663,442

Total Short-Term Investments — 8.0% (Cost: $2,551,912,289)		2,551,663,442

Total Investments in Securities — 107.6% (Cost: $44,879,980,949)		34,274,291,587

Other Assets, Less Liabilities — (7.6)%		(2,410,959,485)

Net Assets — 100.0%		$31,863,332,102

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
3D Systems Corp.	6,741,430	2,091,417	(1,650,932)	7,181,915	$55,372,565	$—	$(4,017,904)	$(17,393,289)
8x8 Inc.	5,653,207	1,422,773	(1,011,931)	6,064,049	84,047,719	—	3,860,654	(44,077,546)
AAR Corp.	1,914,267	468,537	(394,001)	1,988,803	35,321,141	743,953	111,263	(31,414,069)
Abercrombie & Fitch Co., Class A	3,886,445	1,094,515	(1,143,989)	3,836,971	34,878,066	3,156,562	(4,809,271)	(67,796,372)
ABM Industries Inc.	3,888,258	933,180	(802,957)	4,018,481	97,890,197	2,890,006	123,930	(50,398,923)
Acadia Realty Trust	4,786,002	1,307,882	(833,132)	5,260,752	65,180,717	4,715,566	(2,080,114)	(76,623,483)
Acorda Therapeutics Inc.(b)	2,318,746	1,473,125	(695,524)	3,096,347	2,887,653	—	(9,409,237)	(41,502,781)
Addus HomeCare Corp.(b)	602,022	368,767	(151,818)	818,971	55,362,440	—	74,202	(7,980,223)
ADTRAN Inc.	2,795,605	708,240	(610,314)	2,893,531	22,222,318	1,057,845	(3,644,305)	(14,495,472)
Advanced Energy Industries Inc.	2,246,791	604,864	(533,861)	2,317,794	112,389,831	—	4,442,425	(9,527,511)
AdvanSix Inc.	1,711,725	399,550	(422,521)	1,688,754	16,110,713	—	(3,228,443)	(29,823,466)
Aegion Corp.	1,881,177	433,283	(414,126)	1,900,334	34,072,989	—	(831,148)	1,199,472
Aerojet Rocketdyne Holdings Inc	4,244,899	1,023,085	(887,745)	4,380,239	183,225,397	—	10,841,780	16,169,005
Aerovironment Inc.	1,252,728	319,035	(265,393)	1,306,370	79,636,315	—	1,225,609	(10,927,545)
Agilysys Inc.(b)	1,041,424	411,449	(202,056)	1,250,817	20,888,644	—	1,566,059	773,155
Agree Realty Corp.	2,206,277	1,054,856	(504,054)	2,757,079	170,663,190	5,088,830	8,125,242	(29,225,091)
AK Steel Holding Corp.	18,733,268	5,420,282	(24,153,550)	—	—	—	(7,333,359)	31,295,442
Alamo Group Inc.(b)(c)	571,780	137,541	(119,299)	590,022	N/A	286,771	2,210,775	—
Albany International Corp., Class A	1,709,969	518,890	(371,374)	1,857,485	87,914,765	1,362,684	4,284,608	(52,955,895)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Alexander & Baldwin Inc.	—	4,280,274	(137,970)	4,142,304	$46,476,651	$799,729	$(1,348,251)	$(48,520,171)
Allegiance Bancshares Inc.	—	1,308,713	(137,335)	1,171,378	28,241,924	121,080	(337,982)	(11,012,791)
Allegiant Travel Co.(b)(c)	760,944	187,341	(150,085)	798,200	N/A	2,225,954	1,045,953	—
AMAG Pharmaceuticals Inc.(b)	1,638,403	541,683	(93,969)	2,086,117	12,892,203	—	(573,051)	(31,234,247)
American Assets Trust Inc.(b)(c)	2,220,674	1,227,072	(545,661)	2,902,085	N/A	3,068,594	1,537,165	35,996
American Axle & Manufacturing Holdings Inc.	6,573,256	1,871,436	(1,640,813)	6,803,879	24,562,003	—	(8,416,758)	(65,077,513)
American Equity Investment Life Holding Co.	5,271,459	351,520	(157,045)	5,465,934	102,759,559	1,628,696	(2,819,533)	(43,900,089)
American Public Education Inc.	983,353	232,098	(283,852)	931,599	22,293,164	—	(2,657,691)	(3,630,242)
American States Water Co.	2,158,705	523,654	(453,416)	2,228,943	182,193,801	2,664,430	11,213,108	11,535,967
American Vanguard Corp.	1,564,900	370,578	(319,319)	1,616,159	23,369,659	128,762	(956,386)	(3,797,699)
American Woodmark Corp.	887,753	242,676	(183,247)	947,182	43,163,084	—	2,311,928	(39,446,334)
Ameris Bancorp.(b)	2,355,847	2,247,443	(641,344)	3,961,946	94,135,837	2,027,481	(3,929,539)	(67,098,397)
AMERISAFE Inc.	982,142	184,806	(8,275)	1,158,673	74,699,648	5,034,676	(107,858)	4,759,174
AMN Healthcare Services Inc.	2,749,490	669,792	(593,116)	2,826,166	163,380,656	—	11,430,372	19,657,499
Andersons Inc. (The)(b)	1,553,940	799,922	(381,464)	1,972,398	36,982,463	1,304,063	(3,467,128)	(26,653,117)
AngioDynamics Inc.	2,178,468	553,004	(455,357)	2,276,115	23,739,879	—	(1,401,722)	(27,142,751)
Anika Therapeutics Inc.	853,030	203,873	(186,271)	870,632	25,169,971	—	279,229	(2,324,773)
Anixter International Inc.	1,693,852	435,826	(308,062)	1,821,616	160,065,398	—	1,586,722	54,725,665
Apogee Enterprises Inc.	1,610,095	378,649	(382,176)	1,606,568	33,448,746	1,163,266	(3,011,518)	(25,079,182)
Apollo Commercial Real Estate Finance Inc.(b)	6,624,375	3,451,131	(1,387,483)	8,688,023	64,465,131	10,954,941	(2,377,000)	(92,013,477)
Apollo Global Management Inc.(d)	2,000,567	304,132	(2,304,699)	—	—	—	(6,192,512)	26,643,327
Applied Industrial Technologies Inc.	2,285,610	537,706	(484,514)	2,338,802	106,930,027	2,942,839	(1,265,615)	(32,919,838)
Applied Optoelectronics Inc.	1,108,416	534,101	(480,607)	1,161,910	8,818,897	—	(11,589,693)	6,026,437
ArcBest Corp.	1,499,701	365,632	(322,090)	1,543,243	27,037,617	502,082	(2,927,722)	(18,367,402)
Archrock Inc.	7,715,299	1,914,657	(1,909,536)	7,720,420	29,028,779	4,472,333	(5,421,213)	(42,996,589)
Arcosa Inc.	2,861,211	728,836	(662,290)	2,927,757	116,349,063	582,614	1,704,654	24,556,004
Arlo Technologies Inc.	4,422,858	1,407,626	(1,250,153)	4,580,331	11,130,204	—	(6,667,673)	(1,537,997)
Armada Hoffler Properties Inc.	2,997,034	911,014	(554,756)	3,353,292	35,880,224	2,012,783	272,848	(17,525,427)
ARMOUR Residential REIT Inc.	3,480,492	1,254,521	(1,131,617)	3,603,396	31,745,919	3,527,966	(5,328,945)	(29,308,179)
Arrowhead Pharmaceuticals Inc.(b)	—	6,538,377	(6,538,377)	—	—	—	237,060,672	—
Asbury Automotive Group Inc.	1,155,056	277,489	(261,943)	1,170,602	64,652,348	—	3,022,359	(21,738,139)
Ascena Retail Group Inc.	10,470,262	2,192,957	(12,663,219)	—	—	—	(41,774,302)	33,800,212
Assertio Therapeutics Inc.	3,866,966	525,510	(4,392,476)	—	—	—	(33,986,045)	17,162,992
Astec Industries Inc.	1,337,083	324,938	(290,246)	1,371,775	47,970,972	609,159	(3,928,542)	(522,353)
Atlas Air Worldwide Holdings Inc.	1,525,233	416,655	(376,616)	1,565,272	40,180,532	—	(7,397,098)	(31,619,291)
Avista Corp.	3,865,041	893,290	(722,111)	4,036,220	171,498,988	6,314,485	4,225,825	1,966,564
Avon Products Inc.	26,080,303	6,031,876	(32,112,179)	—	—	437,418	77,964,624	(5,900,911)
Axcelis Technologies Inc.	1,932,693	473,785	(444,915)	1,961,563	35,916,219	—	(2,188,355)	(1,442,731)
Axon Enterprise Inc.	3,463,431	218,248	(3,681,679)	—	—	—	103,127,335	(69,469,861)
Axos Financial Inc.	3,169,095	758,673	(677,595)	3,250,173	58,925,636	—	(1,731,914)	(34,992,272)
AZZ Inc.	1,529,962	356,262	(294,977)	1,591,247	44,745,866	1,078,553	(2,742,692)	(18,620,026)
B&G Foods Inc.	3,883,542	994,262	(1,002,809)	3,874,995	70,098,660	3,629,963	(8,276,389)	(12,524,459)
Badger Meter Inc.	1,716,460	439,786	(394,948)	1,761,298	94,405,573	1,171,731	4,326,161	(8,725,269)
Balchem Corp.	1,894,877	458,385	(406,882)	1,946,380	192,146,634	1,029,430	7,297,783	3,104,755
Banc of California Inc.	2,553,293	695,123	(486,703)	2,761,713	22,093,704	646,133	(1,186,150)	(15,354,809)
Banner Corp.	1,837,612	230,712	(68,693)	1,999,631	66,067,808	4,879,986	41,226	(42,440,570)
Barnes & Noble Education Inc.(b)	2,150,739	680,617	(326,734)	2,504,622	3,406,286	—	(677,488)	(14,419,577)
Barnes Group Inc.	2,772,446	674,231	(562,427)	2,884,250	120,648,178	1,853,764	1,531,491	(32,113,615)
Belmond Ltd., Class A	5,262,568	53,694	(5,316,262)	—	—	—	64,963,494	(64,594,877)
Benchmark Electronics Inc.	2,406,340	546,859	(676,613)	2,276,586	45,508,954	1,404,333	(597,347)	(15,078,686)
Berkshire Hills Bancorp. Inc.	2,383,343	925,514	(710,458)	2,598,399	38,612,209	2,432,044	(6,872,817)	(27,693,780)
Big Lots Inc.(b)	2,369,752	583,568	(563,127)	2,390,193	33,988,544	2,897,600	(3,349,368)	(47,479,315)
BioTelemetry Inc.	1,976,323	527,593	(447,377)	2,056,539	79,197,317	—	(234,793)	(49,069,342)
BJ’s Restaurants Inc.(b)	1,029,642	131,592	(1,632)	1,159,602	16,106,872	514,821	—	(29,394,212)

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	2,417,983,929	76,442,398	(e)	—		2,494,426,327	$2,493,927,442	$23,464,576	(f)	$(312,141)	$(1,152,343)
BlackRock Cash Funds: Treasury, SL Agency Shares	62,172,654	—		(4,436,654	)(e)	57,736,000	57,736,000	1,158,585		—	—
Bloomin’ Brands Inc.	—	6,559,125		(1,303,467)		5,255,658	37,525,398	2,165,153		(3,578,105)	(63,810,686)
Blucora Inc.	2,830,780	698,586		(568,180)		2,961,186	35,682,291	—		(1,304,617)	(62,916,882)
Boise Cascade Co.	2,280,795	531,531		(440,825)		2,371,501	56,394,294	3,291,381		(1,203,326)	(7,000,646)
Bonanza Creek Energy Inc.	1,123,250	279,474		(279,143)		1,123,581	12,640,286	—		(2,842,492)	(10,305,024)
Boot Barn Holdings Inc.	—	2,208,741		(474,360)		1,734,381	22,425,546	—		(225,375)	(31,109,170)
Boston Private Financial Holdings Inc.	4,638,890	386,803		—		5,025,693	35,933,705	2,319,500		—	(19,355,348)
Bottomline Technologies DE Inc.	2,197,242	542,871		(434,174)		2,305,939	84,512,664	—		544,943	(32,282,384)
Briggs &Stratton Corp.	2,530,365	730,409		(553,221)		2,707,553	4,900,671	617,755		(4,583,219)	(21,804,514)
Brookline Bancorp. Inc.	4,623,982	176,611		—		4,800,593	54,150,689	2,138,414		—	(15,136,684)
Brooks Automation Inc.	4,181,160	1,115,478		(922,304)		4,374,334	133,417,187	1,751,395		8,418,737	(7,562,815)
C&J Energy Services Inc.	3,621,036	823,743		(4,444,779)		—	—	3,956,104		(3,302,420)	33,932,248
Cabot Microelectronics Corp.	1,700,033	333,345		(2,033,378)		—	—	1,454,611		87,665,486	(59,910,775)
Cadence Bancorp	—	7,601,065		—		7,601,065	49,786,976	2,610,194		—	(84,480,400)
CalAmp Corp.	2,024,765	522,563		(413,956)		2,133,372	9,600,174	—		(2,663,241)	(14,796,779)
Calavo Growers Inc.	926,517	246,297		(177,531)		995,283	57,417,876	1,086,504		2,715,203	(30,613,448)
Caleres Inc.	2,533,223	637,821		(648,836)		2,522,208	13,115,482	711,396		(5,432,158)	(44,617,805)
California Water Service Group	2,832,500	659,358		(578,881)		2,912,977	146,581,003	2,361,509		6,876,832	(18,363,193)
Callaway Golf Co.	5,258,427	1,532,296		(1,051,567)		5,739,156	58,654,174	224,056		2,276,820	(38,732,472)
Callon Petroleum Co.	—	25,847,622		(2,047,773)		23,799,849	13,039,937	—		(6,855,160)	(129,613,385)
Cambrex Corp.	1,971,187	321,215		(2,292,402)		—	—	—		29,912,509	13,040,873
Capstead Mortgage Corp.	5,023,824	1,864,005		(1,054,872)		5,832,957	24,498,419	44,201		(1,870,659)	(21,075,576)
Cardiovascular Systems Inc.(b)	2,062,279	549,001		(481,543)		2,129,737	74,988,040	—		(65,918)	(11,618,926)
Cardtronics PLC, Class A(b)(c)	2,200,558	540,286		(543,269)		2,197,575	N/A	—		(897,542)	—
Care.com Inc.(b)	1,560,226	513,564		(2,073,790)		—	—	—		(6,823,822)	—
CareTrust REIT Inc.	5,243,092	1,691,000		(1,152,563)		5,781,529	85,508,814	4,710,840		3,376,569	(54,567,552)
Carrizo Oil &Gas Inc.	4,997,725	2,067,428		(7,065,153)		—	—	—		(17,138,009)	32,450,499
Cato Corp. (The) Class A	1,332,264	373,486		(391,091)		1,314,659	14,027,412	1,823,972		(3,746,897)	(2,015,121)
Cavco Industries Inc.	501,616	132,714		(111,840)		522,490	75,729,701	—		1,733,627	11,101,896
CBL & Associates Properties Inc.	10,024,942	—		—		10,024,942	2,005,991	(872,530)		14,368	(12,674,507)
Cedar Realty Trust Inc.	5,075,763	1,381,325		(929,960)		5,527,128	5,157,363	971,512		(1,762,415)	(11,726,021)
Central Garden & Pet Co.	627,304	164,629		(184,653)		607,280	16,700,200	—		(450,241)	1,770,729
Central Pacific Financial Corp.(b)	1,307,788	117,778		—		1,425,566	22,666,499	1,274,075		—	(12,416,202)
Century Communities Inc.	—	2,117,688		(381,013)		1,736,675	25,199,154	—		79,620	(20,769,778)
CEVA Inc.	1,312,889	311,417		(286,199)		1,338,107	33,359,008	—		(1,469,132)	(1,302,402)
Chart Industries Inc.	1,861,603	782,965		(482,586)		2,161,982	62,654,238	—		(752,848)	(129,914,874)
Chatham Lodging Trust	2,770,859	646,211		(509,000)		2,908,070	17,273,936	2,575,991		(1,757,252)	(36,627,767)
Chefs’ Warehouse Inc. (The)(b)	1,351,087	467,375		(245,541)		1,572,921	15,839,314	—		(918,705)	(41,443,214)
Chico’s FAS Inc.	6,841,640	2,686,456		(2,160,674)		7,367,422	9,503,974	2,563,653		(7,424,300)	(14,799,411)
Children’s Place Inc. (The)	956,111	249,341		(327,240)		878,212	17,177,827	2,165,147		(12,890,530)	(61,889,898)
Chuy’s Holdings Inc.	1,022,019	251,468		(231,954)		1,041,533	10,488,237	—		(1,004,515)	(12,646,786)
Cincinnati Bell Inc.	2,916,723	206,044		(69,433)		3,053,334	44,700,810	—		(636,203)	16,237,579
CIRCOR International Inc.	1,177,515	270,301		(213,641)		1,234,175	14,353,455	—		(1,692,389)	(25,196,085)
City Holding Co.	976,770	81,407		(65,708)		992,469	66,028,963	2,178,271		145,103	(10,171,433)
Clearwater Paper Corp.	988,068	319,195		(308,017)		999,246	21,793,555	—		(7,744,387)	10,255,713
Cleveland-Cliffs Inc.	—	26,146,070		(2,146,341)		23,999,729	94,798,930	1,013,561		(2,722,288)	(102,886,527)
Cogent Communications Holdings Inc.	2,448,315	586,528		(513,059)		2,521,784	206,710,634	3,101,234		8,438,178	65,610,287
Cohu Inc.	2,432,253	619,703		(555,265)		2,496,691	30,909,035	604,300		(1,778,406)	(4,744,551)
Columbia Banking System Inc.	4,273,611	130,721		(73,657)		4,330,675	116,062,090	6,450,071		(957,270)	(25,076,994)
Comfort Systems USA Inc.	2,162,834	534,049		(465,387)		2,231,496	81,561,179	909,002		4,264,357	(40,779,366)
Community Bank System Inc.	2,995,039	259,877		(150,994)		3,103,922	182,510,614	5,026,036		(1,947,698)	(3,487,257)
Community Health Systems Inc.	6,905,540	2,444,336		(2,257,358)		7,092,518	23,689,010	—		(7,578,243)	5,483,890
Community Healthcare Trust Inc.	1,044,335	353,127		(156,543)		1,240,919	47,502,379	1,154,528		1,306,824	89,978

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Computer Programs & Systems Inc.(b)	699,694	219,302	(163,315)	755,681	$16,813,902	$305,289	$(2,420,233)	$(6,857,534)
Comtech Telecommunications Corp.	1,421,481	331,313	(252,139)	1,500,655	19,943,705	585,190	1,496,894	(17,514,349)
CONMED Corp.	1,519,620	529,293	(331,913)	1,717,000	98,332,590	1,322,234	6,269,927	(56,205,244)
CONSOL Energy Inc.	1,625,231	464,419	(464,145)	1,625,505	5,998,113	—	(7,149,470)	(43,525,364)
Consolidated Communications Holdings Inc.	4,176,899	1,273,993	(1,067,142)	4,383,750	19,946,063	1,625,581	(9,240,839)	(17,526,045)
Control4 Corp.(c)	1,597,167	144,340	(1,741,507)	—	N/A	—	(3,991,667)	15,171,676
Cooper Tire & Rubber Co.	2,946,781	698,509	(591,830)	3,053,460	49,771,398	1,290,728	(2,123,854)	(40,635,026)
Cooper-Standard Holdings Inc.	956,283	312,868	(214,222)	1,054,929	10,834,121	—	(10,071,703)	(27,995,030)
Corcept Therapeutics Inc.	6,146,083	1,571,656	(1,494,735)	6,223,004	73,991,518	—	(5,159,922)	6,149,309
Core-Mark Holding Co. Inc.	2,690,529	685,288	(618,858)	2,756,959	78,766,319	1,281,720	(565,976)	(23,445,867)
Covetrus Inc.	—	6,448,858	(541,543)	5,907,315	48,085,544	—	(426,754)	(14,176,113)
Cray Inc.(c)	2,409,285	341,614	(2,750,899)	—	N/A	—	32,929,890	(10,740,142)
Crocs Inc.	3,944,087	1,482,391	(1,259,598)	4,166,880	70,795,291	—	4,908,451	(48,464,503)
Cross Country Healthcare Inc.	2,200,640	548,581	(505,638)	2,243,583	15,121,749	—	(1,248,841)	(13,720)
CryoLife Inc.	2,015,424	695,358	(441,686)	2,269,096	38,393,104	—	1,851,357	(30,269,931)
CSG Systems International Inc.	1,953,735	497,679	(457,974)	1,993,440	83,425,464	1,816,826	3,661,193	(5,801,953)
CTS Corp.	1,938,245	447,604	(402,293)	1,983,556	49,370,709	322,203	1,019,273	(10,609,465)
Cubic Corp.	1,683,550	537,034	(328,375)	1,892,209	78,167,154	497,440	586,915	(32,715,050)
Customers Bancorp. Inc.	1,692,180	342,163	(288,304)	1,746,039	19,084,206	—	(2,680,193)	(11,321,477)
Cutera Inc.	832,429	266,247	(209,716)	888,960	11,609,818	—	(1,844,720)	(3,208,397)
CVB Financial Corp.(b)	5,995,703	3,055,435	(997,986)	8,053,152	161,465,698	5,101,729	1,197,040	(5,986,433)
Cytokinetics Inc.	3,283,523	1,059,553	(742,593)	3,600,483	42,449,695	—	80,027	12,623,474
Daktronics Inc.	2,334,199	566,033	(514,312)	2,385,920	11,762,586	483,147	(1,248,917)	(4,657,810)
Darling Ingredients Inc.	9,669,723	2,129,802	(11,799,525)	—	—	—	98,979,643	(43,604,205)
Dave & Buster’s Entertainment Inc.	2,267,774	468,741	(839,679)	1,896,836	24,810,615	930,661	(8,857,470)	(65,315,548)
Dean Foods Co.	5,370,564	2,220,812	(7,591,376)	—	—	—	(42,023,769)	26,376,962
Denbury Resources Inc.	27,040,078	8,671,179	(5,660,621)	30,050,636	5,547,347	—	(12,116,933)	(42,374,044)
Designer Brands Inc., Class A	4,027,109	4,864,183	(5,518,225)	3,373,067	16,797,874	2,944,252	(7,502,203)	(52,384,289)
DiamondRock Hospitality Co	11,818,765	2,821,468	(2,527,548)	12,112,685	61,532,440	4,564,215	(4,269,299)	(67,361,797)
Diebold Nixdorf Inc.	4,518,377	1,280,926	(1,149,615)	4,649,688	16,366,902	—	420,202	(35,338,880)
Digi International Inc.	1,661,555	429,848	(378,373)	1,713,030	16,342,306	—	(210,484)	(5,971,774)
Dime Community Bancshares Inc.	1,796,840	448,419	(379,493)	1,865,766	25,579,652	1,055,998	(77,391)	(9,842,769)
Dine Brands Global Inc.	1,028,540	233,819	(232,808)	1,029,551	29,527,523	2,987,873	220,011	(66,217,539)
Diodes Inc.(b)(c)	2,405,080	657,002	(560,568)	2,501,514	N/A	—	3,185,650	—
DMC Global Inc.	—	1,083,235	(197,134)	886,101	20,389,184	352,646	(2,888,005)	(37,186,212)
Donnelley Financial Solutions Inc.	2,051,142	505,879	(668,576)	1,888,445	9,952,105	—	(8,837,574)	(10,694,749)
Dorman Products Inc.	1,704,693	444,205	(383,771)	1,765,127	97,558,569	—	2,206,716	(60,978,266)
Dril-Quip Inc.	2,147,990	568,528	(527,447)	2,189,071	66,766,666	—	150,013	(34,425,393)
DSP Group Inc.	1,142,869	515,419	(266,490)	1,391,798	18,650,093	—	398,592	(1,679,836)
DXP Enterprises Inc./TX	953,211	229,534	(190,344)	992,401	12,166,836	—	(2,510,535)	(24,289,356)
Eagle Bancorp. Inc.	1,872,922	312,902	(155,319)	2,030,505	61,341,556	1,318,353	(374,827)	(39,600,536)
Easterly Government Properties Inc.	3,596,681	2,012,625	(1,122,367)	4,486,939	110,558,177	2,421,819	1,359,838	28,731,119
EastGroup Proerties Inc.	2,145,440	71,474	(2,216,914)	—	—	—	75,902,355	(76,515,625)
Echo Global Logistics Inc.	1,643,696	390,016	(382,263)	1,651,449	28,206,749	—	(1,963,236)	(10,978,592)
eHealth Inc.(b)	1,088,541	636,926	(219,032)	1,506,435	212,136,177	—	9,739,135	125,624,630
El Paso Electric Co.	2,391,038	560,684	(487,140)	2,464,582	167,492,993	3,818,604	7,482,903	14,640,308
Emergent BioSolutions Inc.	2,644,283	648,909	(638,280)	2,654,912	153,613,208	—	2,074,534	17,454,325
Employers Holdings Inc.	1,802,562	24,635	—	1,827,197	74,019,750	1,646,490	—	669,609
Enanta Pharmaceuticals Inc.(b)(c)	928,915	260,431	(214,640)	974,706	N/A	—	(151,005)	—
Encore Capital Group Inc.(b)	1,529,425	461,731	(309,742)	1,681,414	39,311,459	—	(1,057,451)	(23,031,483)
Encore Wire Corp.	1,229,481	283,085	(237,233)	1,275,333	53,551,233	101,228	1,534,711	(21,750,491)
Endo International PLC	11,747,637	4,332,411	(3,868,856)	12,211,192	45,181,410	—	(16,509,243)	(34,882,126)
Enerpac Tool Group Corp.(g)	3,596,948	4,173,133	(4,448,533)	3,321,548	54,971,619	131,843	(2,600,439)	(23,787,114)
Enova International Inc.	1,976,105	579,447	(482,288)	2,073,264	30,041,595	—	(363,508)	(17,672,524)

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
EnPro Industries Inc.	1,218,956	285,673	(247,113)	1,257,516	$49,772,483	$1,282,171	$(811,495)	$(31,949,031)
Ensign Group Inc. (The)	2,907,280	736,412	(609,284)	3,034,408	114,124,085	590,762	6,525,966	(43,073,177)
ePlus Inc.	806,383	183,834	(168,509)	821,708	51,455,355	—	1,287,019	(23,524,749)
Era Group Inc.	1,199,689	406,297	(333,476)	1,272,510	6,782,478	—	(1,901,953)	(5,715,551)
ESCO Technologies Inc.	1,531,933	362,938	(322,873)	1,571,998	119,330,368	499,742	6,262,587	6,507,538
Essential Properties Realty Trust Inc.(b)(c)	—	4,632,778	(149,688)	4,483,090	N/A	1,157,411	(1,158,304)	842,802
Ethan Allen Interiors Inc.	1,483,298	380,421	(383,676)	1,480,043	15,126,039	1,210,039	(3,581,867)	(10,345,899)
EVERTEC Inc.(b)	3,553,149	866,681	(807,779)	3,612,051	82,101,919	729,032	4,133,148	11,548,321
ExlService Holdings Inc.	2,013,751	461,643	(412,506)	2,062,888	107,332,063	—	6,077,761	(23,827,751)
Exponent Inc.	3,023,835	744,032	(631,961)	3,135,906	225,503,000	2,115,872	14,388,699	30,019,859
Express Inc.	4,083,738	1,452,613	(1,300,016)	4,236,335	6,312,139	—	(5,208,250)	(6,468,447)
Exterran Corp.	1,884,120	465,764	(590,168)	1,759,716	8,446,637	—	(7,378,315)	(14,512,565)
Fabrinet	2,174,717	569,904	(505,744)	2,238,877	122,153,129	—	6,102,348	(2,696,968)
FARO Technologies Inc.	1,021,513	241,694	(204,229)	1,058,978	47,124,521	—	324,676	(48,533)
Federal Signal Corp.	3,559,549	833,819	(732,406)	3,660,962	99,871,043	1,171,772	5,403,777	(1,856,921)
Ferro Corp.	4,874,513	1,200,386	(1,115,502)	4,959,397	46,419,956	—	(5,178,533)	(43,380,884)
Fiesta Restaurant Group Inc.(c)	1,411,637	435,732	(615,638)	1,231,731	0.01	—	(7,609,559)	14,014,890
Finisar Corp.(c)	6,927,409	768,475	(7,695,884)	—	N/A	—	24,714,427	(20,154,279)
First Bancorp./Puerto Rico	12,648,717	1,022,709	(544,787)	13,126,639	69,833,719	2,106,027	(2,533,762)	(79,822,960)
First Commonwealth Financial Corp.	5,624,417	249,571	—	5,873,988	53,688,250	2,364,464	—	(20,559,455)
First Financial Bancorp.	5,726,539	172,634	(3,126)	5,896,047	87,910,061	5,357,111	22,820	(54,125,431)
First Midwest Bancorp. Inc.	6,232,024	691,374	(321,304)	6,602,094	87,378,714	3,681,346	(3,231,969)	(45,968,433)
FirstCash Inc.(c)	2,558,402	269,687	(2,828,089)	—	N/A	1,306,613	90,761,653	(71,436,209)
FormFactor Inc.	4,366,333	1,082,477	(868,687)	4,580,123	92,014,671	—	2,113,973	14,878,670
Forward Air Corp.	1,688,881	416,366	(400,762)	1,704,485	86,332,165	1,252,160	1,796,506	(27,275,986)
Fossil Group Inc.	2,676,763	894,989	(737,335)	2,834,417	9,325,232	—	(5,778,733)	(23,965,726)
Four Corners Property Trust Inc.	4,019,823	942,808	(769,430)	4,193,201	78,454,791	3,692,319	2,510,734	(47,521,760)
Fox Factory Holding Corp.	2,231,467	592,459	(493,032)	2,330,894	97,897,548	—	7,042,571	(73,964,222)
Franklin Electric Co. Inc.(b)	2,252,870	528,417	(453,112)	2,328,175	109,726,888	1,382,400	3,133,335	11,051,799
Franklin Financial Network Inc.(b)	727,331	188,357	(105,458)	810,230	16,520,590	159,784	(529,663)	(13,227,535)
Franklin Street Properties Corp.	6,291,381	1,484,223	(1,251,643)	6,523,961	37,382,297	1,606,854	(3,301,910)	(7,051,408)
Frontier Communications Corp.	6,362,914	2,069,615	(8,432,529)	—	—	—	(35,714,393)	27,715,232
FTI Consulting Inc.	2,223,310	312,230	(2,535,540)	—	—	—	146,468,550	(77,538,664)
GameStop Corp., Class A	6,006,462	2,095,130	(4,089,570)	4,012,022	14,042,077	—	(30,735,794)	(6,342,809)
Gannett Co. Inc.(h)	9,972,367	10,328,309	(12,373,350)	7,927,326	11,732,442	2,092,840	(11,243,762)	(41,727,353)
Garrett Motion Inc.	4,370,103	1,259,421	(1,015,322)	4,614,202	13,196,618	—	(4,165,085)	(51,290,412)
Genesco Inc.	1,183,621	252,297	(558,019)	877,899	11,711,173	—	(9,844,581)	(20,143,127)
Gentherm Inc.	1,981,642	475,002	(464,535)	1,992,109	62,552,223	—	(1,302,684)	(10,390,740)
Geospace Technologies Corp.	799,510	224,366	(137,921)	885,955	5,670,112	—	(273,610)	(5,855,814)
Getty Realty Corp.(b)	2,012,694	463,233	(395,384)	2,080,543	49,392,091	2,903,763	949,780	(7,047,133)
Gibraltar Industries Inc.	1,889,453	435,316	(372,205)	1,952,564	83,804,047	—	4,560,564	(901,382)
G-III Apparel Group Ltd.	2,476,996	722,491	(600,812)	2,598,675	20,009,798	—	(6,211,755)	(77,970,517)
Glacier Bancorp. Inc.	4,963,233	779,355	(555,294)	5,187,294	176,393,932	6,743,557	1,308,852	(35,639,318)
Glaukos Corp.	—	2,441,937	(71,230)	2,370,707	73,160,018	—	(468,595)	(19,419,016)
Global Net Lease Inc.	4,916,496	1,487,436	(960,883)	5,443,049	72,773,565	2,940,074	816,498	(26,101,788)
Glu Mobile Inc.(b)(c)	—	7,935,093	(926,232)	7,008,861	N/A	—	199,631	—
GMS Inc.	—	2,971,980	(420,621)	2,551,359	40,132,877	—	(303,551)	(15,857,638)
Granite Construction Inc.	—	3,018,572	(174,283)	2,844,289	43,176,307	745,172	(1,149,886)	(36,156,164)
Granite Point Mortgage Trust Inc.	3,038,176	863,180	(528,865)	3,372,491	17,098,529	4,177,113	(1,145,435)	(45,180,544)
Great Western Bancorp. Inc.	3,317,678	176,385	(115,061)	3,379,002	69,201,961	4,092,613	(2,486,193)	(36,624,629)
Green Dot Corp., Class A	—	2,937,302	(75,796)	2,861,506	72,653,637	—	(1,145,756)	(24,879,256)
Green Plains Inc.	2,262,572	669,632	(838,481)	2,093,723	10,154,557	280,171	(7,614,419)	(19,336,776)
Greenbrier Companies Inc. (The)	1,909,968	503,395	(447,823)	1,965,540	34,868,680	2,005,892	(8,228,702)	(21,281,597)
Greenhill &Co. Inc.(b)	1,032,900	334,440	(429,257)	938,083	9,230,737	200,886	(4,001,752)	(10,123,975)
Griffon Corp.(b)	2,030,059	993,994	(432,600)	2,591,453	32,781,880	704,012	112,184	(14,075,411)
Group 1 Automotive Inc.	1,026,577	272,058	(231,641)	1,066,994	47,225,154	1,210,521	1,045,869	(25,394,346)

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Gulf Island Fabrication Inc.	847,397	167,037	(1,014,434)	—	$—	$—	$(7,773,925)	$4,222,136
Gulfport Energy Corp.	8,736,204	2,568,054	(2,287,416)	9,016,842	4,009,790	—	(8,732,092)	(58,602,911)
Hanger Inc	—	2,481,798	(210,660)	2,271,138	35,384,330	—	(580,723)	(14,359,040)
Hanmi Financial Corp.	1,801,829	26,751	—	1,828,580	19,840,093	1,742,596	—	(18,970,394)
Harmonic Inc.	5,207,831	1,650,015	(1,055,840)	5,802,006	33,419,555	—	714,669	261,346
Harsco Corp.	4,703,956	1,154,825	(1,095,508)	4,763,273	33,200,013	—	(835,127)	(64,451,037)
Haverty Furniture Companies Inc.(b)	1,122,130	261,769	(289,323)	1,094,576	13,014,509	886,724	(1,177,635)	(10,198,118)
Hawaiian Holdings Inc.	2,850,707	794,492	(799,860)	2,845,339	29,705,339	1,369,363	(9,872,372)	(36,256,806)
Hawkins Inc.	582,628	146,123	(153,281)	575,470	20,486,732	548,453	(724,669)	(474,340)
Haynes International Inc.	756,227	189,886	(164,090)	782,023	16,117,494	683,891	(1,867,246)	(8,177,315)
HB Fuller Co.	2,984,732	704,274	(604,407)	3,084,599	86,152,850	1,966,892	(2,346,148)	(63,844,687)
HCI Group Inc.(b)(c)	398,968	95,772	(104,429)	390,311	N/A	659,302	74,151	—
HealthStream Inc.(b)(c)	1,507,019	350,784	(301,483)	1,556,320	N/A	—	(154,139)	—
Heidrick & Struggles International Inc.	1,124,037	268,946	(233,190)	1,159,793	26,095,343	703,744	(547,785)	(18,296,052)
Helix Energy Solutions Group Inc.	8,202,634	2,114,342	(1,620,821)	8,696,155	14,261,694	—	580,171	(56,660,183)
Heritage Financial Corp./WA	1,952,141	345,752	(112,410)	2,185,483	43,709,660	1,798,761	(305,464)	(21,429,548)
Hersha Hospitality Trust	2,120,244	447,680	(332,456)	2,235,468	8,002,975	450,046	(1,212,938)	(28,026,723)
Heska Corp.	408,387	127,155	(109,240)	426,302	23,574,501	—	(1,647,049)	(11,544,634)
HFF Inc., Class A(c)	2,303,419	177,100	(2,480,519)	—	N/A	(3,151,512)	27,849,031	(29,790,666)
Hibbett Sports Inc.	1,097,693	313,525	(318,372)	1,092,846	11,950,271	—	(2,063,489)	(11,298,179)
Hillenbrand Inc.	3,669,989	1,490,986	(653,200)	4,507,775	86,143,580	3,508,888	(5,190,444)	(90,445,506)
HMS Holdings Corp.	5,024,478	1,399,007	(1,093,225)	5,330,260	134,695,670	—	5,149,855	(29,987,380)
HomeStreet Inc.	1,573,294	13,216	(154,750)	1,431,760	31,828,025	214,764	(454,646)	(5,337,715)
Hope Bancorp Inc.	7,066,232	858,079	(414,509)	7,509,802	61,730,572	4,090,604	(707,995)	(36,464,976)
Horace Mann Educators Corp.	2,378,545	111,356	(9,497)	2,480,404	90,757,982	2,863,997	(17,054)	2,745,498
Hub Group Inc., Class A	2,011,037	488,715	(480,458)	2,019,294	91,817,298	—	741,184	8,022,988
Ichor Holdings Ltd.	1,318,481	379,634	(331,102)	1,367,013	26,191,969	—	531,940	(5,616,821)
II-VI Inc.(c)	3,502,290	2,025,750	(5,528,040)	—	N/A	—	12,305,229	(17,861,556)
Independence Realty Trust Inc.	5,304,769	1,260,237	(1,034,598)	5,530,408	49,441,848	190,259	3,811,892	(12,228,132)
Independent Bank Corp./Rockland MA	2,014,877	273,602	(224,841)	2,063,638	132,836,378	3,688,926	(283,621)	(36,075,832)
Industrial Logistics Properties Trust .	—	4,146,944	(182,263)	3,964,681	69,540,505	1,052,221	(641,049)	(16,114,737)
Innophos Holdings Inc.	1,175,223	255,476	(1,430,699)	—	—	1,152,999	(17,507,336)	19,698,244
Innospec Inc.	1,439,896	350,907	(308,661)	1,482,142	102,994,048	1,508,656	4,323,710	(26,570,405)
Innovative Industrial Properties Inc.	581,332	623,721	(174,308)	1,030,745	78,264,468	2,634,647	(1,659,303)	(9,836,836)
Inogen Inc.(b)(c)	—	1,152,047	(55,910)	1,096,137	N/A	—	(660,657)	—
Insight Enterprises Inc.	2,082,459	513,241	(430,381)	2,165,319	91,224,889	—	5,236,773	(35,512,719)
Insteel Industries Inc.	1,098,828	289,688	(245,789)	1,142,727	15,141,133	135,745	(2,940,374)	(6,003,899)
Integer Holdings Corp.	1,765,980	615,205	(404,011)	1,977,174	124,285,158	—	7,083,916	(33,416,070)
Interface Inc.	3,486,976	855,804	(788,449)	3,554,331	26,870,742	928,977	(4,632,632)	(24,448,381)
INTL. FCStone Inc.(b)	952,198	224,127	(185,189)	991,136	35,938,591	—	(80,268)	(2,153,816)
Invacare Corp.	1,947,025	696,962	(606,669)	2,037,318	15,137,273	103,691	(3,976,919)	2,166,993
Invesco Mortgage Capital Inc.	7,490,251	3,855,429	(1,561,701)	9,783,979	33,363,368	(3,937,881)	(2,058,870)	(106,513,985)
Investors Real Estate Trust	—	732,763	(23,058)	709,705	39,033,775	306,275	(7,611)	(11,431,731)
Iridium Communications Inc.(c)	5,731,343	1,328,873	(1,190,727)	5,869,489	N/A	—	7,097,352	(75,912,276)
iRobot Corp.	1,634,782	460,191	(384,439)	1,710,534	69,960,841	—	(4,526,002)	(124,825,731)
iStar Inc.	4,078,737	1,800,583	(1,312,808)	4,566,512	48,450,692	5,099	2,371,756	3,765,134
Itron Inc.(b)	1,976,677	593,944	(439,935)	2,130,686	118,956,199	—	4,940,254	(1,927,156)
James River Group Holdings Ltd.	1,741,375	176,746	(81,559)	1,836,562	66,557,007	567,612	(442,252)	(5,487,899)
John B Sanfilippo &Son Inc.	524,653	128,645	(121,352)	531,946	47,555,972	2,683,158	804,236	7,977,514
John Bean Technologies Corp.	1,851,955	468,055	(404,031)	1,915,979	142,299,760	775,001	10,191,833	(47,860,413)
Kaiser Aluminum Corp.(b)	801,689	254,569	(95,501)	960,757	66,561,245	2,109,038	87,930	(17,032,606)
Kaman Corp.	1,648,908	384,540	(338,336)	1,695,112	65,210,959	1,361,824	1,466,848	(36,869,244)
KEMET Corp.	3,388,120	1,091,178	(947,870)	3,531,428	85,319,300	345,837	193,751	24,003,148
Kinsale Capital Group Inc	—	1,313,326	(66,528)	1,246,798	130,327,795	138,665	(226,657)	(6,212,944)
Kirkland’s Inc.(c)	965,562	93,457	(1,059,019)	—	N/A	—	(9,859,193)	4,379,161

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Kite Realty Group Trust	4,959,310	472,992	(360,927)	5,071,375	$48,025,921	$1,671,964	$(810,511)	$(28,298,414)
KLX Energy Services Holdings Inc.	1,340,972	408,019	(385,189)	1,363,802	954,661	—	(4,903,307)	(28,756,575)
Knowles Corp.	5,308,433	1,377,241	(1,449,699)	5,235,975	70,057,346	—	2,761,965	(25,868,100)
Kontoor Brands Inc.(b)(c)	—	3,389,888	(564,688)	2,825,200	N/A	4,807,592	(1,289,410)	—
Koppers Holdings Inc.	1,229,944	299,528	(238,183)	1,291,289	15,973,245	—	(985,477)	(17,644,349)
Korn Ferry	3,326,181	795,916	(775,360)	3,346,737	81,392,644	1,359,390	(1,609,622)	(68,680,490)
Kraton Corp.	1,880,939	465,450	(372,351)	1,974,038	15,989,708	—	(3,722,264)	(44,031,025)
Kulicke &Soffa Industries Inc.	3,891,953	908,802	(964,371)	3,836,384	80,065,334	1,847,972	3,684,097	(8,985,665)
Lannett Co. Inc.	2,007,285	869,590	(851,358)	2,025,517	14,077,343	—	1,330,048	(2,747,655)
Lantheus Holdings Inc.	2,289,101	655,026	(569,555)	2,374,572	30,299,539	—	(502,943)	(28,236,183)
La-Z-Boy Inc.	2,761,369	680,699	(635,681)	2,806,387	57,671,253	1,535,198	780,727	(36,995,200)
LCI Industries	1,465,571	366,453	(317,679)	1,514,345	101,203,676	3,958,845	2,876,880	(20,453,264)
LeMaitre Vascular Inc.(b)(c)	951,361	228,622	(188,232)	991,751	N/A	348,165	(442,121)	—
Lexington Realty Trust	12,269,302	5,287,361	(2,559,354)	14,997,309	148,923,278	2,925,549	1,922,280	10,035,432
LGI Homes Inc.(b)	1,098,233	519,473	(282,830)	1,334,876	60,269,651	—	3,297,161	(11,535,141)
LHC Group Inc.	1,714,868	421,092	(343,820)	1,792,140	251,258,028	—	14,816,870	36,704,404
Lindsay Corp.	640,916	155,365	(142,020)	654,261	59,917,222	818,180	551,677	(3,878,875)
Liquidity Services Inc.(b)(c)	1,650,364	439,759	(452,986)	1,637,137	N/A	—	(1,055,318)	—
Lithia Motors Inc., Class A	1,311,453	320,177	(261,510)	1,370,120	112,062,115	1,635,588	4,090,478	(24,608,290)
Livent Corp.	8,562,883	2,170,249	(1,845,815)	8,887,317	46,658,414	—	(4,706,787)	(57,352,676)
LivePerson Inc.	3,479,004	891,671	(645,762)	3,724,913	84,741,771	—	7,392,364	(33,878,641)
LSB Industries Inc.(b)(c)	1,300,615	307,879	(153,644)	1,454,850	N/A	—	(69,399)	—
LSC Communications Inc.(c)	1,956,566	343,450	(2,300,016)	—	N/A	493,096	(34,595,237)	24,007,524
LTC Properties Inc.	2,329,634	547,548	(458,436)	2,418,746	74,739,251	5,044,901	699,107	(37,225,512)
Lumber Liquidators Holdings Inc.	1,680,775	557,838	(567,156)	1,671,457	7,839,133	—	(5,208,087)	(4,288,722)
Luminex Corp.	2,466,780	633,465	(550,987)	2,549,258	70,181,073	319,680	(728,739)	13,308,237
Lydall Inc.	1,045,183	257,861	(198,921)	1,104,123	7,132,635	—	(3,215,688)	(15,561,774)
LyondellBasell Co.(c)	1,640,554	—	—	1,640,554	N/A	—	—	—
M/I Homes Inc.	1,639,229	420,501	(329,300)	1,730,430	28,604,008	—	1,104,912	(20,553,391)
Magellan Health Inc.	1,353,461	261,220	(297,086)	1,317,595	63,389,495	—	(7,687,159)	(18,418,466)
ManTech International Corp./VA Class A	1,573,917	376,131	(321,598)	1,628,450	118,339,462	1,846,376	6,283,582	22,762,486
Marcus Corp. (The)	1,280,942	415,718	(272,493)	1,424,167	17,545,737	892,323	187,498	(39,416,435)
MarineMax Inc.	1,337,184	332,545	(364,389)	1,305,340	13,601,643	—	(1,810,789)	(10,459,924)
Materion Corp.	1,200,257	288,594	(254,385)	1,234,466	43,218,655	546,666	1,689,268	(30,369,064)
Matrix Service Co.	1,570,863	403,479	(290,165)	1,684,177	15,949,156	—	(408,642)	(17,178,533)
Matson Inc.	2,534,532	578,910	(519,793)	2,593,649	79,417,532	2,275,272	1,868,438	(17,211,012)
Matthews International Corp., Class A	1,885,803	435,814	(425,462)	1,896,155	45,867,989	1,575,656	(8,000,696)	(17,462,624)
MaxLinear Inc.	3,743,403	1,082,579	(885,652)	3,940,330	45,983,651	—	(5,355,148)	(50,435,275)
McDermott International Inc.(b)	—	13,500,040	(13,500,040)	—	—	—	(21,216,932)	—
MDC Holdings Inc.(b)(c)	2,903,605	761,419	(635,033)	3,029,991	N/A	3,706,019	3,517,193	—
Medicines Co. (The)	3,874,518	1,324,613	(5,199,131)	—	—	—	229,837,266	16,309,034
Medifast Inc.	702,414	164,886	(160,786)	706,514	44,157,125	2,685,807	(3,824,333)	(43,008,607)
Mercury Systems Inc.	2,852,786	762,831	(3,615,617)	—	—	—	109,595,823	(81,219,743)
Meridian Bioscience Inc.	2,531,980	667,982	(613,973)	2,585,989	21,722,308	—	(4,780,736)	(19,205,159)
Merit Medical Systems Inc.	3,224,223	840,856	(724,688)	3,340,391	104,387,219	—	(2,394,467)	(97,917,468)
Meritage Homes Corp.	2,102,515	556,072	(468,066)	2,190,521	79,975,922	—	3,538,373	(24,099,784)
Meritor Inc.	—	5,051,202	(579,299)	4,471,903	59,252,715	—	(2,367,918)	(58,493,437)
Mesa Laboratories Inc.	—	287,271	(44,352)	242,919	54,921,557	116,857	(211,929)	(3,956,307)
Meta Financial Group Inc.(b)	1,650,274	835,096	(393,281)	2,092,089	45,440,173	384,091	(656,230)	(14,294,708)
Methode Electronics Inc.	2,178,518	549,046	(470,804)	2,256,760	59,646,167	982,977	(1,563,975)	(5,095,470)
MGP Ingredients Inc.(b)(c)	755,280	225,076	(176,798)	803,558	N/A	336,229	(4,055,058)	—
MicroStrategy Inc., Class A	488,588	121,156	(111,665)	498,079	58,823,130	—	(1,865,856)	(11,773,064)
Mobile Mini Inc.	2,628,741	648,636	(593,636)	2,683,741	70,394,526	3,067,952	(2,396,066)	(19,328,320)
Momenta Pharmaceuticals Inc.	5,815,027	2,338,331	(1,283,783)	6,869,575	186,852,440	—	(730,316)	84,217,189
Monotype Imaging Holdings Inc.	2,430,438	354,459	(2,784,897)	—	—	295,568	(3,716,857)	3,820,420
Monro Inc.	1,943,979	482,774	(413,626)	2,013,127	88,195,094	1,787,514	2,225,410	(89,400,780)

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Moog Inc., Class A	1,904,772	443,428	(397,797)	1,950,403	$98,553,864	$1,971,719	$3,587,498	$(77,223,469)
Motorcar Parts of America Inc.	1,103,093	310,919	(260,648)	1,153,364	14,509,319	—	(2,518,200)	(5,207,740)
Movado Group Inc.	968,646	290,536	(227,304)	1,031,878	12,196,798	804,103	(2,296,549)	(22,656,054)
MTS Systems Corp.	1,056,584	261,506	(223,165)	1,094,925	24,635,813	1,325,450	(1,333,585)	(34,452,453)
Mueller Industries Inc.	3,339,223	798,418	(672,496)	3,465,145	82,955,571	1,380,145	(1,711,463)	(25,061,458)
Myers Industries Inc.	2,081,868	497,446	(418,270)	2,161,044	23,231,223	1,178,248	(1,748,070)	(12,597,215)
MYR Group Inc.	971,567	240,543	(199,194)	1,012,916	26,528,270	—	(1,040,079)	(8,375,045)
Myriad Genetics Inc.	4,308,785	1,100,900	(881,713)	4,527,972	64,795,279	—	(3,907,675)	(82,603,337)
Nabors Industries Ltd.(c)	19,174,190	6,131,382	(4,970,827)	20,334,745	N/A	810,598	(2,893,665)	(6,459,023)
National Bank Holdings Corp., Class A(b)	1,519,957	432,042	(77,324)	1,874,675	44,804,733	1,334,860	227,048	(16,868,636)
National Storage Affiliates Trust	3,335,752	840,862	(586,944)	3,589,670	106,254,232	3,025,968	1,565,983	2,290,234
Natus Medical Inc.	2,005,564	496,997	(428,417)	2,074,144	47,974,951	—	(1,902,937)	(3,642,414)
Nautilus Inc.(c)	1,837,869	546,810	(2,384,679)	—	N/A	—	(29,243,568)	21,112,223
Navigant Consulting Inc.	2,411,725	293,771	(2,705,496)	—	—	241,862	22,437,029	(2,007,052)
NBT Bancorp. Inc.	2,537,250	101,619	—	2,638,869	85,472,967	2,772,172	—	(9,799,156)
Neenah Inc.	994,994	228,132	(200,015)	1,023,111	44,126,777	1,874,931	(1,895,241)	(21,085,073)
Neogen Corp.	3,066,698	747,535	(642,402)	3,171,831	212,480,959	—	5,466,700	23,214,849
NeoGenomics Inc.	5,586,936	2,070,381	(1,340,249)	6,317,068	174,414,247	—	4,671,510	38,957,967
NETGEAR Inc.	1,860,690	461,523	(488,515)	1,833,698	41,881,662	—	(2,101,632)	(17,863,239)
New York Mortgage Trust Inc.	11,007,584	13,730,715	(2,507,352)	22,230,947	34,457,968	4,482,011	(95,469)	(98,603,951)
Newpark Resources Inc.	5,294,598	1,343,821	(1,080,620)	5,557,799	4,985,346	—	(3,050,728)	(42,666,433)
NexPoint Residential Trust Inc.	—	1,401,628	(49,007)	1,352,621	34,099,575	73,248	(978,902)	(26,941,519)
NIC Inc.	3,938,086	929,917	(816,386)	4,051,617	93,187,191	1,351,178	909,896	22,157,501
NMI Holdings Inc., Class A	3,895,851	1,018,618	(779,466)	4,135,003	48,007,385	—	3,679,919	(65,278,606)
Noble Corp. PLC	14,729,530	4,630,693	(3,666,021)	15,694,202	4,080,493	—	(8,097,577)	(31,966,162)
Northfield Bancorp. Inc.	2,826,206	624,940	(818,300)	2,632,846	29,461,547	1,231,262	(1,572,258)	(5,956,860)
NorthStar Realty Europe Corp.(c)	2,925,339	361,285	(3,286,624)	—	N/A	(443,672)	(366,134)	712,373
Northwest Bancshares Inc.	6,038,465	722,602	(705,226)	6,055,841	70,066,080	4,505,582	(1,370,769)	(32,469,043)
Northwest Natural Holding Co.	1,695,035	513,402	(366,994)	1,841,443	113,709,105	3,471,272	3,305,381	(11,414,527)
Oasis Petroleum Inc.	—	18,673,668	(1,246,358)	17,427,310	6,099,559	—	(1,589,844)	(45,985,068)
Oceaneering International Inc.	—	6,544,398	(542,413)	6,001,985	17,645,836	—	(1,811,977)	(71,024,574)
Office Depot Inc.	31,810,278	9,067,426	(7,813,375)	33,064,329	54,225,500	3,325,018	(4,713,070)	(60,163,015)
Office Properties Income Trust	2,823,853	862,918	(753,931)	2,932,840	79,919,890	7,154,074	(30,051,448)	26,529,195
OFG Bancorp.(b)	2,557,137	704,917	(164,704)	3,097,350	34,628,373	827,697	1,099,465	(13,948,798)
Oil States International Inc.	3,572,480	1,007,157	(831,219)	3,748,418	7,609,289	—	(8,137,360)	(48,783,959)
Old National Bancorp./IN	8,842,121	2,287,495	(921,828)	10,207,788	134,640,724	5,159,925	(2,003,488)	(33,900,610)
Olympic Steel Inc.(b)	528,678	214,402	(146,542)	596,538	6,174,168	46,564	(870,208)	(5,088,399)
Omnicell Inc.	2,395,651	625,976	(484,190)	2,537,437	166,405,118	—	9,985,778	(49,603,107)
OneSpan Inc.(b)(c)	1,853,882	492,194	(375,928)	1,970,148	N/A	—	147,782	—
Onto Innovation Inc.(i)	1,434,780	3,434,028	(1,900,431)	2,968,377	88,071,746	—	2,233,876	1,622,542
OraSure Technologies Inc.	3,612,974	951,253	(809,853)	3,754,374	40,397,064	—	(4,578,372)	2,754,247
Orion Group Holdings Inc.	1,699,194	61,372	(1,760,566)	—	—	—	(9,389,032)	7,522,858
Oritani Financial Corp.	2,262,600	337,344	(2,599,944)	—	—	1,578,460	277,724	(1,225,140)
Orthofix Medical Inc.	1,131,101	271,479	(249,674)	1,152,906	32,292,897	—	(2,576,653)	(31,050,356)
OSI Systems Inc.	994,937	285,092	(242,219)	1,037,810	71,525,865	—	2,519,095	(23,127,085)
Owens & Minor Inc.	3,749,629	1,550,207	(1,524,305)	3,775,531	34,546,109	37,481	(12,427,283)	32,059,461
Oxford Industries Inc.	1,004,610	254,709	(228,634)	1,030,685	37,372,638	1,524,679	(1,712,613)	(40,037,293)
Pacific Premier Bancorp. Inc.(b)	2,639,091	1,224,396	(299,577)	3,563,910	67,144,064	2,843,141	(2,830,764)	(62,430,001)
Pacira BioSciences Inc.	—	2,805,674	(280,752)	2,524,922	84,660,635	—	(862,332)	(16,615,790)
Park Aerospace Corp.(j)	1,166,690	1,497,506	(1,478,358)	1,185,838	14,941,559	1,870,127	(1,320,972)	(2,743,163)
Park Hotels & Resorts(k)	3,593,442	313,573	(3,907,015)	—	—	1,464,961	(4,545,566)	2,069,863
Patrick Industries Inc.	1,336,501	320,101	(286,741)	1,369,861	38,575,286	698,450	(2,007,505)	(22,504,034)
PDC Energy Inc.	3,886,855	3,639,654	(1,652,396)	5,874,113	36,478,242	—	(41,477,238)	(176,544,013)
PDF Solutions Inc.	1,661,242	393,628	(362,183)	1,692,687	19,838,292	—	(440,839)	(1,251,768)
Penn Virginia Corp.	802,633	264,810	(216,899)	850,544	2,628,181	—	(6,305,269)	(27,891,523)
Pennant Group Inc. (The)	—	1,732,339	(148,570)	1,583,769	22,426,169	—	958,708	12,942,974

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
PennyMac Mortgage Investment Trust	3,996,423	2,873,393	(774,310)	6,095,506	$64,734,273	$6,425,394	$1,284,184	$(64,542,549)
Perdoceo Education Corp.(l)	4,132,109	5,448,056	(5,195,183)	4,384,982	47,313,956	—	4,086,069	(30,090,504)
Perficient Inc.	1,965,964	444,423	(423,840)	1,986,547	53,815,558	—	3,801,243	(4,720,403)
PetMed Express Inc.	1,243,352	321,003	(331,457)	1,232,898	35,482,804	1,349,972	(3,590,115)	10,787,149
PGT Innovations Inc.	3,459,442	858,530	(764,529)	3,553,443	29,813,387	—	(1,768,536)	(18,397,550)
PH Glatfelter Co.	2,619,715	603,112	(535,357)	2,687,470	32,840,883	1,394,154	(2,319,247)	(3,861,226)
Phibro Animal Health Corp., Class A	1,211,456	310,287	(294,286)	1,227,457	29,667,636	598,455	(3,224,132)	(7,840,044)
Photronics Inc.	3,962,969	415,816	(356,045)	4,022,740	41,273,312	—	127,632	3,197,811
Pioneer Energy Services Corp.	4,894,119	152,730	(5,046,849)	—	—	—	(15,975,171)	8,821,333
Piper Sandler Companies(m)	862,568	371,016	(186,048)	1,047,536	52,973,896	2,097,061	1,320,674	(25,278,376)
Pitney Bowes Inc	—	11,451,295	(1,194,458)	10,256,837	20,923,947	2,077,961	(3,908,918)	(47,515,897)
Plantronics Inc.(b)(c)	—	2,125,112	(168,218)	1,956,894	N/A	298,361	(1,429,672)	—
Plexus Corp.	1,813,109	434,358	(481,999)	1,765,468	96,323,934	—	3,048,408	(16,347,041)
Power Integrations Inc.	1,695,239	458,861	(373,955)	1,780,145	157,240,208	1,281,149	6,804,882	24,602,726
PRA Group Inc.	2,667,792	691,119	(595,950)	2,762,961	76,589,279	—	(2,111,262)	3,728,525
Preferred Bank/Los Angeles CA	834,497	188,167	(199,349)	823,315	27,844,513	1,005,788	(2,038,971)	(7,624,657)
ProAssurance Corp.	3,145,913	119,703	(28,829)	3,236,787	80,919,675	3,983,972	(254,360)	(31,104,281)
Progenics Pharmaceuticals Inc.	4,964,966	1,435,844	(1,042,186)	5,358,624	20,362,771	—	(2,868,239)	(2,161,647)
Progress Software Corp.	2,648,408	634,744	(573,433)	2,709,719	86,711,008	1,745,354	3,159,746	(37,423,682)
ProPetro Holding Corp.(b)(c)	4,365,671	1,722,524	(1,088,661)	4,999,534	N/A	—	(4,770,712)	—
Prosperity Bancshares, Inc.(n)	2,663,344	423,850	(3,087,194)	—	—	1,364,640	18,592,629	(5,111,574)
Proto Labs Inc.	1,585,211	399,977	(366,148)	1,619,040	123,257,515	—	(2,741,343)	(45,967,858)
Providence Service Corp. (The)	658,294	174,658	(134,531)	698,421	38,329,344	—	206,945	(8,322,318)
Provident Financial Services Inc.	3,603,006	785,714	(755,430)	3,633,290	46,724,109	3,409,410	(751,941)	(48,105,847)
QEP Resources Inc.	—	16,340,286	(1,929,985)	14,410,301	4,820,246	582,425	(1,727,743)	(56,143,124)
Quaker Chemical Corp.(c)	782,979	188,121	(187,932)	783,168	N/A	1,207,164	2,829,349	(56,164,945)
Qualys Inc.	1,987,818	480,202	(451,092)	2,016,928	175,452,567	—	9,869,215	(2,122,815)
Quanex Building Products Corp.	1,971,958	480,048	(445,622)	2,006,384	20,224,351	656,921	(1,064,386)	(11,442,608)
QuinStreet Inc.(b)	2,316,341	1,098,314	(578,948)	2,835,707	22,827,441	—	1,311,606	(6,481,820)
RadNet Inc.(b)(c)	—	2,713,066	(208,066)	2,505,000	N/A	—	(761,563)	—
Rambus Inc.	6,395,357	1,703,838	(1,353,436)	6,745,759	74,877,925	—	1,223,306	2,228,823
Range Resources Corp.(b)(c)	—	14,246,813	(1,670,009)	12,576,804	N/A	262,656	(902,252)	—
Raven Industries Inc.	2,116,468	485,592	(438,456)	2,163,604	45,933,313	1,128,507	93,022	(38,255,513)
Rayonier Advanced Materials Inc.	2,912,324	1,047,168	(725,162)	3,234,330	3,428,390	199,462	(7,501,029)	(30,867,036)
RE/MAX Holdings Inc., Class A	1,059,239	282,199	(243,660)	1,097,778	24,063,294	927,057	(3,358,022)	(15,452,446)
Realogy Holdings Corp.	—	8,439,660	(1,425,551)	7,014,109	21,112,468	627,003	(354,062)	(29,583,208)
Red Robin Gourmet Burgers Inc.	774,662	220,217	(194,190)	800,689	6,821,870	—	(3,430,275)	(13,095,041)
Redwood Trust Inc.	5,717,544	2,234,463	(1,095,447)	6,856,560	34,694,194	6,028,758	565,395	(75,985,068)
REGENXBIO Inc.(b)	1,799,252	508,809	(411,732)	1,896,329	61,403,133	—	(5,752,948)	(42,681,851)
Renewable Energy Group Inc.	2,199,672	679,758	(504,452)	2,374,978	48,758,298	—	(895,424)	(1,399,946)
Rent-A-Center Inc./TX(b)	2,659,465	1,015,762	(671,406)	3,003,821	42,474,029	1,590,049	3,062,483	(2,657,809)
Repligen Corp.(c)	2,304,636	589,765	(2,894,401)	—	N/A	—	103,998,800	(50,475,795)
Resources Connection Inc.	1,747,097	475,601	(349,245)	1,873,453	20,551,779	1,019,620	209,363	(10,698,745)
Retail Opportunity Investments Corp.	6,687,878	1,601,416	(1,222,224)	7,067,070	58,586,010	3,949,947	(1,393,740)	(62,351,494)
REX American Resources Corp.	332,985	80,260	(74,381)	338,864	15,760,565	—	(652,042)	(11,672,127)
RH	1,097,068	220,398	(1,317,466)	—	—	—	158,322,997	(50,109,658)
Ring Energy Inc.	3,573,727	1,096,965	(778,696)	3,891,996	2,563,658	—	(4,919,353)	(13,878,521)
RLI Corp.	2,303,781	365,547	(2,669,328)	—	—	4,079,667	66,916,067	(25,524,340)
Rogers Corp.	1,083,345	281,907	(241,590)	1,123,662	106,096,166	—	4,571,411	(78,967,515)
RPT Realty	4,763,152	1,088,751	(988,891)	4,863,012	29,323,962	2,142,604	473,658	(28,515,002)
RR Donnelley & Sons Co.	4,211,698	1,496,002	(1,159,108)	4,548,592	4,359,825	533,759	(8,890,825)	(8,037,431)
Rudolph Technologies Inc.	1,825,898	237,112	(2,063,010)	—	—	—	995,062	(5,638,521)
Ruth’s Hospitality Group Inc.	1,680,385	391,876	(390,813)	1,681,448	11,232,073	923,600	(427,522)	(32,050,515)
S&T Bancorp. Inc.	2,025,289	382,497	(94,389)	2,313,397	63,202,006	2,349,660	(1,707,595)	(27,760,537)
Safety Insurance Group Inc.	851,752	126,062	(93,569)	884,245	74,656,805	3,111,227	854,280	(4,053,658)

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Saia Inc.	1,515,807	373,008		(319,624)	1,569,191	$115,398,306	$—	$6,133,384	$11,875,782
Sanmina Corp.	4,022,875	1,009,330		(798,267)	4,233,938	115,501,829	—	3,173,173	(12,118,939)
ScanSource Inc.	1,526,596	346,177		(335,568)	1,537,205	32,880,815	—	(2,346,631)	(21,264,635)
Schweitzer-Mauduit International Inc.	1,825,243	419,853		(375,713)	1,869,383	52,006,235	3,333,671	(1,536,506)	(20,020,428)
Seacoast Banking Corp. of Florida	3,035,732	407,240		(334,231)	3,108,741	56,921,048	—	(1,999,860)	(24,420,351)
SEACOR Holdings Inc.	1,028,482	239,857		(206,128)	1,062,211	28,637,209	—	(1,246,989)	(15,893,398)
Select Medical Holdings Corp.(b)(c)	6,403,094	1,495,353		(1,396,592)	6,501,855	N/A	—	1,249,257	—
Selective Insurance Group Inc.(c)	3,380,963	202,322		(3,583,285)	—	N/A	1,404,935	101,692,874	(63,354,035)
Semtech Corp.	3,865,023	39,332		(3,904,355)	—	—	—	75,141,585	(69,476,412)
Seneca Foods Corp., Class A	402,106	96,987		(82,870)	416,223	16,557,351	—	(43,478)	6,114,251
ServisFirst Bancshares Inc.	2,709,294	621,888		(542,597)	2,788,585	81,761,312	1,814,316	179,713	(13,629,198)
Shake Shack Inc., Class A	1,525,372	642,345		(288,933)	1,878,784	70,905,308	—	1,998,316	(55,352,448)
Shenandoah Telecommunications Co.	—	3,073,595		(238,060)	2,835,535	139,650,099	328,182	911,424	29,477,728
Signet Jewelers Ltd.	—	3,593,590		(407,779)	3,185,811	20,548,481	2,380,541	(244,387)	(30,689,139)
Simmons First National Corp., Class A	5,396,518	1,965,857		(479,404)	6,882,971	126,646,666	3,932,908	(3,405,563)	(43,183,682)
Simpson Manufacturing Co. Inc.	2,368,267	567,434		(495,155)	2,440,546	151,265,041	2,207,349	7,373,974	(2,623,762)
Siris Capital Group LLC(o)	2,511,530	194,150		(2,705,680)	—	—	—	2,237,848	23,081,677
SkyWest Inc.	3,031,680	685,586		(649,487)	3,067,779	80,345,132	1,536,151	8,222,116	(97,997,185)
Sleep Number Corp.	1,800,768	474,050		(539,510)	1,735,308	33,248,501	—	2,953,294	(52,049,345)
SM Energy Co.	—	7,411,992		(929,863)	6,482,129	7,908,197	319,815	(1,793,654)	(66,039,555)
SolarEdge Technologies Inc.	2,612,221	528,457		(3,140,678)	—	—	—	134,109,614	(12,312,010)
South Jersey Industries Inc.	5,420,882	1,261,785		(1,092,533)	5,590,134	139,753,350	6,542,803	(154,107)	(40,675,190)
Southside Bancshares Inc.	1,865,503	387,808		(321,909)	1,931,402	58,695,307	2,474,323	595,297	(6,831,298)
Southwestern Energy Co.	—	34,957,018		(2,044,805)	32,912,213	55,621,640	—	(601,070)	(20,014,305)
SpartanNash Co.	2,150,407	572,538		(523,871)	2,199,074	31,490,740	1,708,822	(5,927,324)	2,568,129
Spectrum Pharmaceuticals Inc.	6,214,948	1,917,401		(1,123,820)	7,008,529	16,329,873	—	(5,571,066)	(52,175,695)
Spok Holdings Inc.	1,064,446	294,269		(292,049)	1,066,666	11,402,660	562,938	(1,352,255)	(2,262,114)
SPS Commerce Inc.	1,043,391	1,505,122	(p)	(440,607)	2,107,906	98,038,708	—	2,792,527	(18,110,115)
SPX Corp.	2,550,811	638,168		(517,989)	2,670,990	87,181,114	—	5,871,955	(13,231,498)
SPX FLOW Inc.	2,504,518	630,538		(559,627)	2,575,429	73,193,692	—	(2,200,196)	(9,776,838)
SRC Energy Inc.	14,349,533	4,398,176		(18,747,709)	—	—	—	(12,152,247)	42,858,396
Stamps.com Inc.(b)	865,917	447,825		(332,303)	981,439	127,665,585	—	(32,208,807)	51,934,189
Standard Motor Products Inc.	1,189,878	275,409		(235,541)	1,229,746	51,120,541	1,159,972	668,316	(10,646,326)
Standex International Corp.	746,052	177,638		(169,657)	754,033	36,962,698	645,786	(2,895,716)	(16,409,478)
Stepan Co.	1,198,162	286,454		(272,752)	1,211,864	107,201,489	1,292,240	4,888,604	(4,109,091)
Steven Madden Ltd.	4,589,514	1,146,581		(1,054,950)	4,681,145	108,742,998	2,754,904	3,199,327	(55,631,995)
Stewart Information Services Corp.	1,390,623	23,649		—	1,414,272	37,718,634	1,691,937	—	(22,661,504)
Strategic Education Inc.	1,276,705	311,584		(259,344)	1,328,945	185,733,353	2,928,832	11,201,490	(2,117,796)
Sturm Ruger &Co. Inc.	1,037,829	236,390		(269,180)	1,005,039	51,166,535	751,567	(1,779,112)	(948,075)
Summit Hotel Properties Inc.	6,213,208	1,501,290		(1,251,530)	6,462,968	27,273,725	3,950,011	(3,277,333)	(43,705,116)
SunCoke Energy Inc.	3,789,175	2,701,115		(1,241,409)	5,248,881	20,208,192	662,514	(6,059,864)	(19,602,907)
Superior Energy Services Inc.(c)	9,157,338	1,513,504		(10,670,842)	—	N/A	—	(62,083,314)	21,031,608
Superior Industries International Inc.(c)	1,440,981	121,819		(1,562,800)	—	N/A	259,500	(19,835,348)	17,855,912
Supernus Pharmaceuticals Inc.	3,080,113	719,098		(624,996)	3,174,215	57,104,128	—	(5,083,322)	(49,642,687)
Surmodics Inc.	802,142	199,720		(182,148)	819,714	27,312,870	—	(1,094,071)	(7,795,055)
Sykes Enterprises Inc.	2,355,271	528,398		(539,151)	2,344,518	63,583,328	—	1,065,547	(4,374,082)
Tabula Rasa HealthCare Inc.(b)	1,037,333	413,934		(256,619)	1,194,648	62,468,144	—	(2,325,638)	2,460,472
Tactile Systems Technology Inc.	1,000,339	384,236		(229,528)	1,155,047	46,386,688	—	941,499	(15,928,635)
Tailored Brands Inc.	2,938,110	1,773,229		(1,652,249)	3,059,090	5,322,817	1,081,467	(28,748,971)	10,089,128
Tanger Factory Outlet Centers Inc.	—	5,905,761		(255,419)	5,650,342	28,251,710	1,088,659	(1,491,733)	(55,879,479)
Team Inc.	1,788,331	426,801		(378,062)	1,837,070	11,940,955	—	(3,392,377)	(17,558,385)
TechTarget Inc.(b)(c)	1,314,029	389,949		(307,572)	1,396,406	N/A	—	320,373	—
Tennant Co.	1,067,349	247,293		(203,219)	1,111,423	64,406,963	980,648	420,289	(6,074,436)
Tetra Tech Inc.(c)	3,242,322	231,188		(3,473,510)	—	N/A	497,720	122,883,307	(58,530,645)

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
TETRA Technologies Inc.	7,509,872	2,015,215	(1,349,045)	8,176,042	$2,616,333	$—	$(3,235,224)	$(13,005,371)
Third Point Reinsurance Ltd.(b)	4,403,623	1,351,990	(882,930)	4,872,683	36,106,581	—	(2,982,844)	(30,633,309)
TimkenSteel Corp.	2,358,810	654,008	(471,399)	2,541,419	8,208,783	—	(2,594,900)	(16,221,329)
Titan International Inc.(b)	2,955,754	1,057,170	(722,848)	3,290,076	5,099,618	64,151	(3,488,535)	(21,515,109)
Tivity Health Inc.	2,771,477	768,435	(896,323)	2,643,589	16,628,175	—	(11,278,643)	(19,892,769)
TiVo Corp.(b)	5,949,792	2,193,455	(494,513)	7,648,734	54,153,037	951,967	(5,405,417)	(53,693,427)
Tompkins Financial Corp.(b)(c)	731,129	167,735	(153,526)	745,338	N/A	1,538,763	1,679,518	—
TopBuild Corp.	2,048,188	502,879	(497,092)	2,053,975	147,146,769	—	10,522,237	1,683,743
Travelport Worldwide Ltd.	7,698,288	280,754	(7,979,042)	—	—	—	10,237,848	(10,075,245)
Trinseo SA	—	2,851,014	(467,935)	2,383,079	43,157,561	1,941,774	(1,095,720)	(40,013,006)
Triumph Bancorp. Inc.	1,442,609	235,796	(266,864)	1,411,541	36,700,066	—	(1,387,728)	(3,599,348)
Triumph Group Inc.	2,930,053	545,860	(469,067)	3,006,846	20,326,279	488,291	(3,084,703)	(36,185,634)
TrueBlue Inc.	2,377,985	540,503	(561,594)	2,356,894	30,073,967	—	(2,281,849)	(24,405,965)
TrustCo Bank Corp. NY	5,658,749	93,864	—	5,752,613	31,121,636	1,562,137	—	(13,528,287)
TTM Technologies Inc.	5,501,352	1,719,033	(1,284,355)	5,936,030	61,378,550	—	(2,745,984)	(6,559,739)
Tupperware Brands Corp.	—	3,448,164	(505,197)	2,942,967	4,767,607	—	(2,547,103)	(39,486,165)
U.S. Concrete Inc.	927,550	263,504	(208,419)	982,635	17,824,999	—	(2,614,008)	(20,929,050)
U.S. Ecology Inc.(c)	1,301,957	1,955,623	(1,706,263)	1,551,317	N/A	1,000,193	(583,677)	(5,545,077)
U.S.Physical Therapy Inc.	751,320	184,688	(158,843)	777,165	53,624,385	925,589	3,655,798	(32,943,255)
U.S. Silica Holdings Inc.	4,330,161	1,812,730	(1,661,282)	4,481,609	8,066,896	934,142	(22,939,143)	(44,861,312)
Ultra Clean Holdings Inc.	2,283,428	654,331	(508,823)	2,428,936	33,519,317	—	53,636	7,538,836
Unifi Inc.(b)(c)	879,479	229,679	(189,148)	920,010	N/A	—	(1,122,927)	—
UniFirst Corp./MA	906,308	215,034	(195,473)	925,869	139,889,547	682,832	5,760,870	(9,984,097)
Unisys Corp.(c)	3,042,680	829,258	(762,862)	3,109,076	N/A	—	(4,205,882)	19,972,835
Unit Corp.	3,231,316	1,123,087	(4,354,403)	—	—	—	(71,688,096)	26,298,750
United Community Banks Inc./GA	4,184,363	183,578	—	4,367,941	79,977,000	2,962,098	—	(29,900,388)
United Fire Group Inc.	1,269,314	292,256	(251,865)	1,309,705	42,709,480	1,729,962	515,245	(15,541,912)
United Natural Foods Inc.	3,013,433	929,175	(716,631)	3,225,977	29,614,469	—	(5,466,354)	(7,033,892)
Uniti Group Inc.	—	12,481,443	(787,448)	11,693,995	70,514,790	4,385,270	(910,403)	(25,756,125)
Universal Corp./VA	1,478,021	345,802	(323,136)	1,500,687	66,345,372	4,563,942	(1,273,776)	(19,454,425)
Universal Electronics Inc.	810,782	192,436	(160,574)	842,644	32,332,250	—	(431,600)	652,370
Universal Forest Products Inc.	3,590,565	696,033	(572,228)	3,714,370	138,137,420	1,939,867	5,555,903	18,617,854
Universal Health Realty Income Trust	747,885	174,685	(154,559)	768,011	77,423,189	2,096,811	3,723,024	14,024,020
Universal Insurance Holdings Inc.	1,903,567	439,594	(494,572)	1,848,589	33,126,715	1,493,456	(2,872,402)	(22,253,372)
Urstadt Biddle Properties Inc., Class A	1,751,450	410,576	(343,308)	1,818,718	25,643,924	1,444,473	(119,404)	(12,288,593)
Valaris PLC	—	13,550,758	(1,599,788)	11,950,970	5,379,132	—	(2,453,772)	(74,597,681)
Vanda Pharmaceuticals Inc.	3,087,475	816,011	(676,412)	3,227,074	33,432,487	—	(3,824,454)	(22,663,108)
Varex Imaging Corp.	2,258,416	565,241	(489,037)	2,334,620	53,019,220	—	(2,407,920)	(24,415,491)
Veeco Instruments Inc.	2,850,463	720,059	(595,025)	2,975,497	28,475,506	—	(3,907,147)	(512,057)
Veritex Holdings Inc.(b)	2,647,990	837,109	(600,791)	2,884,308	40,293,783	1,560,720	(1,536,518)	(40,933,944)
Veritiv Corp.(b)(c)	763,484	230,804	(224,789)	769,499	N/A	—	(5,352,678)	—
Viad Corp.	1,198,553	287,912	(237,813)	1,248,652	26,508,882	496,060	2,587,895	(47,946,924)
Viavi Solutions Inc.	13,386,787	3,143,098	(2,626,600)	13,903,285	155,855,825	—	8,147,825	(27,122,079)
Virtus Investment Partners Inc.	414,082	143,480	(110,437)	447,125	34,030,684	997,932	(852,807)	(10,774,341)
Virtusa Corp.	1,628,643	531,869	(354,874)	1,805,638	51,280,119	—	182,921	(43,962,855)
Vista Outdoor Inc.	3,371,775	960,412	(833,461)	3,498,726	30,788,789	—	(6,340,334)	8,747,608
Wabash National Corp.	3,255,971	809,050	(744,608)	3,320,413	23,973,382	1,065,263	(2,846,666)	(18,993,666)
Waddell & Reed Financial Inc., Class A	4,521,471	1,061,024	(1,327,748)	4,254,747	48,419,021	4,457,996	(3,464,451)	(22,658,021)
WageWorks Inc(c)	2,334,450	339,835	(2,674,285)	—	N/A	—	(797,456)	31,328,984
Walker & Dunlop Inc.	1,648,294	381,779	(296,038)	1,734,035	69,829,589	2,181,245	5,305,386	(25,214,681)
Washington Prime Group Inc.	11,051,212	2,959,190	(2,569,162)	11,441,240	9,211,342	4,322,492	(873,052)	(48,967,130)
Washington REIT(b)	2,385,143	3,443,989	(952,833)	4,876,299	116,397,257	4,928,750	(1,343,740)	(21,274,774)
Watts Water Technologies Inc., Class A	1,620,770	391,360	(342,129)	1,670,001	141,365,585	1,549,385	5,414,721	(315,023)
WD-40 Co.	811,267	199,409	(181,551)	829,125	166,529,756	2,076,243	8,683,938	17,119,790

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Westamerica Bancorp.	1,570,474	119,400	(65,631)	1,624,243	$95,473,004	$2,662,556	$(595,832)	$(4,948,207)
Whitestone REIT	2,391,250	598,235	(481,480)	2,508,005	15,549,631	935,570	994,203	(14,248,869)
Whiting Petroleum Corp.	5,352,619	1,439,907	(1,384,996)	5,407,530	3,625,208	—	(15,005,579)	(124,972,771)
William Lyon Homes Class A	1,917,238	502,580	(2,419,818)	—	—	—	7,842,622	10,265,377
Wingstop Inc.	1,721,716	424,180	(363,890)	1,782,006	142,025,878	752,430	8,945,384	(3,597,127)
Winnebago Industries Inc.	1,728,903	730,713	(413,596)	2,046,020	56,899,816	804,687	1,795,302	(13,836,386)
Wolverine World Wide Inc.	5,374,357	1,243,335	(1,724,347)	4,893,345	74,378,844	2,034,143	(3,892,582)	(102,579,594)
Xencor Inc.	—	3,420,978	(435,328)	2,985,650	89,211,222	—	(2,359,928)	(39,966,555)
Xenia Hotels & Resorts Inc.	6,607,784	1,633,981	(1,390,101)	6,851,664	70,572,139	7,501,204	(2,971,917)	(78,473,542)
Xperi Corp.	2,852,807	798,212	(625,511)	3,025,508	42,084,816	2,398,052	(2,912,447)	(26,468,126)
Zumiez Inc.(b)(c)	1,135,133	381,949	(283,656)	1,233,426	N/A	—	448,710	—

					$30,057,134,054	$592,386,402	$1,243,016,178	$(11,453,217,650)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	The Fund held less than 5% at the beginning of the year.
(c)	The Fund held less than 5% at the end of the year.
(d)	Formerly the Shutterfly Inc.
(e)	Net of purchases and sales.
(f)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(g)	Formerly the Actuant Corp. Class A
(h)	Formerly the New Media Investment Group Inc.
(i)	Formerly the Nanometrics Inc.
(j)	Formerly the Park Electrochemical Corp.
(k)	Formerly the Chesapeake Lodging Trust.
(l)	Formerly the Career Education Corp.
(m)	Formerly the Piper Jaffray Co.
(n)	Formerly the Legacy Texas Financial Group.
(o)	Formerly the Electronics For Imaging Inc.
(p)	Includes 1,088,517 shares received from a two-for-one stock split.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	2,392	06/19/20	$137,253	$2,376,912

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,376,912

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(16,500,129)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,520,850

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$96,646,273

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,721,917,778	$—	$710,367	$31,722,628,145
Money Market Funds	2,551,663,442	—	—	2,551,663,442

	$34,273,581,220	$—	$710,367	$34,274,291,587

Derivative financial instruments(a)
Assets
Futures Contracts	$2,376,912	$—	$—	$2,376,912

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	43

Summary Schedule of Investments March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$413,732,284	1.9%

Air Freight & Logistics
Other securities		105,781,275	0.5

Airlines
Other securities		46,675,033	0.2

Auto Components
Other securities		40,291,037	0.2

Automobiles
Other securities		106,965,456	0.5

Banks
Bank of America Corp.	6,896,706	146,417,068	0.7
JPMorgan Chase & Co.	2,674,044	240,744,181	1.2
Wells Fargo & Co.	3,283,914	94,248,332	0.5
Other securities		440,509,634	1.9

		921,919,215	4.3

Beverages
Coca-Cola Co. (The)	3,284,911	145,357,312	0.7
PepsiCo Inc.	1,187,606	142,631,481	0.7
Other securities		67,093,779	0.3

		355,082,572	1.7

Biotechnology
AbbVie Inc.	1,258,085	95,853,496	0.5
Amgen Inc.	505,479	102,475,758	0.5
Other securities		436,150,402	2.0

		634,479,656	3.0

Building Products
Other securities		92,941,581	0.4

Capital Markets
BlackRock Inc.(a)	99,060	43,583,429	0.2
Other securities		544,256,974	2.5

		587,840,403	2.7

Chemicals
Other securities		361,934,450	1.7

Commercial Services & Supplies
Other securities		116,383,623	0.5

Communications Equipment
Cisco Systems Inc.	3,612,288	141,999,041	0.7
Other securities		68,033,472	0.3

		210,032,513	1.0

Construction & Engineering
Other securities		32,439,910	0.2

Construction Materials
Other securities		26,095,288	0.1

Consumer Finance
Other securities		109,842,443	0.5

Containers & Packaging
Other securities		89,859,583	0.4

Distributors
Other securities		21,109,418	0.1

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$35,855,099	0.2%

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,664,016	304,232,045	1.4
Other securities		16,633,337	0.1

		320,865,382	1.5

Diversified Telecommunication Services
AT&T Inc.	6,227,688	181,537,105	0.9
Verizon Communications Inc.	3,528,571	189,590,120	0.9
Other securities		21,790,027	0.0

		392,917,252	1.8

Electric Utilities
NextEra Energy Inc.	416,718	100,270,685	0.5
Other securities		341,400,124	1.6

		441,670,809	2.1

Electrical Equipment
Other securities		110,943,498	0.5

Electronic Equipment, Instruments & Components
Other securities		162,593,095	0.8

Energy Equipment & Services
Other securities		41,744,909	0.2

Entertainment
Netflix Inc.(b)	372,838	140,000,669	0.7
Walt Disney Co. (The)(c)	1,534,709	148,252,889	0.7
Other securities		106,666,705	0.4

		394,920,263	1.8

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	376,842	82,057,345	0.4
Other securities		711,688,333	3.3

		793,745,678	3.7

Food & Staples Retailing
Costco Wholesale Corp.	376,538	107,362,280	0.5
Walmart Inc.	1,206,155	137,043,331	0.7
Other securities		89,761,247	0.4

		334,166,858	1.6

Food Products
Other securities		265,975,263	1.2

Gas Utilities
Other securities		35,244,263	0.2

Health Care Equipment & Supplies
Abbott Laboratories	1,503,765	118,662,096	0.6
Medtronic PLC	1,139,058	102,720,250	0.5
Other securities		570,912,862	2.6

		792,295,208	3.7

Health Care Providers & Services
UnitedHealth Group Inc.	805,949	200,987,562	1.0
Other securities		395,141,681	1.8

		596,129,243	2.8

Health Care Technology
Other securities		56,585,153	0.3

Hotels, Restaurants & Leisure
McDonald’s Corp.	642,283	106,201,494	0.5
Other securities		238,631,212	1.1

		344,832,706	1.6

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$79,149,469	0.4%

Household Products
Procter & Gamble Co. (The)	2,121,478	233,362,580	1.1
Other securities		124,832,973	0.6

		358,195,553	1.7

Independent Power and Renewable Electricity Producers
Other securities		20,277,768	0.1

Industrial Conglomerates
Other securities		241,824,640	1.1

Insurance
Other securities		495,594,722	2.3

Interactive Media & Services
Alphabet Inc., Class A(b)	254,882	296,160,140	1.4
Alphabet Inc., Class C, NVS(b)	254,265	295,661,885	1.4
Facebook Inc., Class A(b)	2,047,167	341,467,456	1.6
Other securities		49,888,591	0.2

		983,178,072	4.6

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	354,242	690,672,712	3.2
Other securities		93,301,555	0.5

		783,974,267	3.7

IT Services
Accenture PLC, Class A	541,429	88,393,699	0.4
International Business Machines Corp.	754,609	83,708,776	0.4
Mastercard Inc., Class A	755,759	182,561,144	0.9
PayPal Holdings Inc.(b)(c)	997,543	95,504,767	0.5
Visa Inc., Class A(c)	1,456,248	234,630,678	1.1
Other securities		445,645,757	2.0

		1,130,444,821	5.3

Leisure Products
Other securities		21,057,297	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	341,127	96,743,617	0.5
Other securities		143,557,643	0.6

		240,301,260	1.1

Machinery
Other securities		361,572,211	1.7

Marine
Other securities		3,457,593	0.0

Media
Comcast Corp., Class A	3,869,209	133,023,405	0.6
Other securities		175,106,909	0.8

		308,130,314	1.4

Metals & Mining
Other securities		76,543,953	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	74,734	793,675	0.0
Other securities		26,829,184	0.1

		27,622,859	0.1

Multi-Utilities
Other securities		213,925,618	1.0

Security	Shares	Value	% of Net Assets

Multiline Retail
Other securities		$95,732,550	0.4%

Oil, Gas & Consumable Fuels
Chevron Corp.	1,612,257	116,824,142	0.6
Exxon Mobil Corp.	3,609,331	137,046,298	0.7
Other securities		225,944,032	0.9

		479,814,472	2.2

Paper & Forest Products
Other securities		6,588,542	0.0

Personal Products
Other securities		39,133,905	0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	1,995,656	111,237,865	0.5
Eli Lilly & Co.	718,154	99,622,323	0.5
Johnson & Johnson	2,238,963	293,595,218	1.4
Merck & Co. Inc.	2,165,773	166,634,575	0.8
Pfizer Inc.	4,722,597	154,145,566	0.7
Other securities		163,299,818	0.7

		988,535,365	4.6

Professional Services
Other securities		111,952,611	0.5

Real Estate Management & Development
Other securities		23,776,457	0.1

Road & Rail
Union Pacific Corp.	593,106	83,651,670	0.4
Other securities		125,186,846	0.6

		208,838,516	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	3,708,623	200,710,677	0.9
NVIDIA Corp.(c)	520,632	137,238,595	0.7
Other securities		587,790,096	2.7

		925,739,368	4.3

Software
Adobe Inc.(b)	411,749	131,035,002	0.6
Microsoft Corp.	6,489,832	1,023,511,405	4.8
Oracle Corp.	1,842,312	89,038,939	0.4
salesforce.com Inc.(b)	754,582	108,644,716	0.5
Other securities		496,824,762	2.3

		1,849,054,824	8.6

Specialty Retail
Home Depot Inc. (The)	929,793	173,601,651	0.8
Other securities		273,714,709	1.3

		447,316,360	2.1

Technology Hardware, Storage & Peripherals
Apple Inc.	3,553,110	903,520,342	4.2
Other securities		75,078,845	0.4

		978,599,187	4.6

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	1,058,870	87,610,904	0.4
Other securities		65,952,275	0.3

		153,563,179	0.7

Thrifts & Mortgage Finance
Other securities		32,008,928	0.2

Tobacco
Philip Morris International Inc.	1,324,176	96,611,881	0.4

SCHEDULE OF INVESTMENTS	45

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Tobacco (continued)
Other securities		$63,852,671		0.3%

		160,464,552		0.7

Trading Companies & Distributors
Other securities		60,949,076		0.3

Transportation Infrastructure
Other securities		1,652,890		0.0

Water Utilities
Other securities		34,520,769		0.2

Wireless Telecommunication Services
Other securities		31,438,747		0.1

Total Common Stocks (Cost: $22,290,609,330)		21,368,821,134		99.7

Warrants

Biotechnology
Other securities		0	(d)	0.0

Energy Equipment & Services
Other securities		—		0.0

Total Warrants
(Cost: $0)		0	(d)	0.0

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(a)(e)(f)	928,187,497	928,001,859		4.3

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(a)(e)	38,418,000	$38,418,000	0.2%

		966,419,859	4.5

Total Short-Term Investments (Cost: $966,557,712)		966,419,859	4.5

Total Investments In Securities (Cost: $23,257,167,042)		22,335,240,993	104.2

Other Assets, Less Liabilities		(896,208,288)	(4.2)

Net Assets		$21,439,032,705	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rounds to less than $1.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	348,262,905	579,924,592	(b)	—	928,187,497	$928,001,859	$5,553,731	(c)	$(211,297)		$(251,746)
BlackRock Cash Funds: Treasury, SL Agency Shares	30,421,817	7,996,183	(b)	—	38,418,000	38,418,000	873,496		—		—
BlackRock Inc.	80,215	29,863		(11,018)	99,060	43,583,429	1,218,197		532,608		648,274
PennyMac Mortgage Investment Trust	39,655	39,546		(4,467)	74,734	793,675	93,525		27,898		(797,885)

						$1,010,796,963	$7,738,949		$349,209		$(401,357)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	454	06/19/20	$58,332	$(895,470)

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	45	06/19/20	$6,470	$(75,237)

				$(970,707)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$970,707

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss)from:
Futures contracts	$(7,274,620)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,213,660)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$66,150,936

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$21,368,807,372	$762		$13,000	$21,368,821,134
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	966,419,859	—		—	966,419,859

	$22,335,227,231	$762		$13,000	$22,335,240,993

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(970,707)	$—		$—	$(970,707)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	47

Summary Schedule of Investments March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	133,420	$45,222,709	0.7%
Other securities		123,710,988	1.8

		168,933,697	2.5

Air Freight & Logistics
Other securities		19,013,178	0.3

Auto Components
Other securities		3,527,109	0.1

Banks
JPMorgan Chase & Co.	809,234	72,855,337	1.1
Other securities		10,242,299	0.1

		83,097,636	1.2

Beverages
Coca-Cola Co. (The)	829,067	36,686,215	0.6
PepsiCo Inc.	359,775	43,208,977	0.6
Other securities		14,993,813	0.2

		94,889,005	1.4

Biotechnology
AbbVie Inc.	421,291	32,098,162	0.5
Amgen Inc.	188,436	38,201,630	0.6
Vertex Pharmaceuticals Inc.(a)	138,227	32,891,115	0.5
Other securities		32,290,137	0.4

		135,481,044	2.0

Building Products
Other securities		25,689,079	0.4

Capital Markets
BlackRock Inc.(b)	32,312	14,216,311	0.2
S&P Global Inc.(c)	131,371	32,192,464	0.5
Other securities		117,429,231	1.7

		163,838,006	2.4

Chemicals
Linde PLC	205,015	35,467,595	0.5
Other securities		89,726,614	1.3

		125,194,209	1.8

Commercial Services & Supplies
Other securities		39,954,143	0.6

Communications Equipment
Other securities		23,830,507	0.3

Construction & Engineering
Other securities		3,572,396	0.1

Construction Materials
Other securities		15,357,660	0.2

Consumer Finance
Other securities		29,781,005	0.4

Containers & Packaging
Other securities		14,101,887	0.2

Distributors
Other securities		5,992,899	0.1

Diversified Consumer Services
Other securities		2,181,320	0.0

Security	Shares	Value	% of Net Assets

Electric Utilities
NextEra Energy Inc.	139,249	$33,506,094	0.5%
Other securities		6,784,533	0.1

		40,290,627	0.6

Electrical Equipment
Other securities		29,109,040	0.4

Electronic Equipment, Instruments & Components
Other securities		57,843,764	0.8

Energy Equipment & Services
Other securities		729,945	0.0

Entertainment
Netflix Inc.(a)(c)	235,565	88,454,658	1.3
Walt Disney Co. (The)	590,974	57,088,088	0.8
Other securities		18,351,572	0.3

		163,894,318	2.4

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	238,085	51,843,009	0.8
Other securities		157,806,662	2.2

		209,649,671	3.0

Food & Staples Retailing
Costco Wholesale Corp.(c)	140,105	39,948,139	0.6
Other securities		8,252,685	0.1

		48,200,824	0.7

Food Products
Other securities		24,490,956	0.4

Gas Utilities
Other securities		1,185,982	0.0

Health Care Equipment & Supplies
Abbott Laboratories	551,016	43,480,672	0.6
Danaher Corp.	219,914	30,438,297	0.5
Intuitive Surgical Inc.(a)	62,127	30,765,912	0.5
Other securities		143,495,339	2.0

		248,180,220	3.6

Health Care Providers & Services
Other securities		10,645,021	0.2

Health Care Technology
Other securities		6,700,813	0.1

Hotels, Restaurants & Leisure
Starbucks Corp.	634,800	41,731,752	0.6
Other securities		103,253,468	1.5

		144,985,220	2.1

Household Durables
Other securities		24,288,484	0.4

Household Products
Procter & Gamble Co. (The)	777,461	85,520,710	1.2
Other securities		30,922,889	0.5

		116,443,599	1.7

Industrial Conglomerates
Other securities		44,897,944	0.7

Insurance
Other securities		67,579,669	1.0

Interactive Media & Services
Alphabet Inc., Class A(a)	161,059	187,142,505	2.7

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(a)	160,657	$186,813,566	2.7%
Facebook Inc., Class A(a)	1,293,503	215,756,300	3.2
Other securities		619,926	0.0

		590,332,297	8.6

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	223,639	436,033,431	6.3
Booking Holdings Inc.(a)	22,493	30,260,283	0.5
Other securities		15,928,294	0.2

		482,222,008	7.0

IT Services
Accenture PLC, Class A	215,062	35,111,022	0.5
Mastercard Inc., Class A	477,166	115,264,219	1.7
PayPal Holdings Inc.(a)	631,148	60,426,110	0.9
Visa Inc., Class A(c)	920,131	148,251,507	2.2
Other securities		117,916,094	1.6

		476,968,952	6.9

Leisure Products
Other securities		2,250,412	0.0

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	215,535	61,125,726	0.9
Other securities		55,840,331	0.8

		116,966,057	1.7

Machinery
Other securities		108,081,321	1.6

Marine
Other securities		729,470	0.0

Media
Charter Communications Inc., Class A(a)(c)	84,278	36,771,334	0.5
Comcast Corp., Class A	1,366,514	46,980,751	0.7
Other securities		6,005,928	0.1

		89,758,013	1.3

Metals & Mining
Other securities		11,474,326	0.2

Multi-Utilities
Other securities		9,673,741	0.1

Multiline Retail
Other securities		37,638,790	0.5

Oil, Gas & Consumable Fuels
Other securities		43,156,561	0.6

Paper & Forest Products
Other securities		781,931	0.0

Personal Products
Other securities		19,448,348	0.3

Pharmaceuticals
Bristol-Myers Squibb Co.	693,044	38,630,272	0.6
Eli Lilly & Co.	249,794	34,651,424	0.5
Johnson & Johnson	594,153	77,911,283	1.1
Merck & Co. Inc.	752,675	57,910,814	0.8
Zoetis Inc.	256,026	30,131,700	0.4
Other securities		4,863,540	0.1

		244,099,033	3.5

Professional Services
Other securities		26,626,116	0.4

Security	Shares	Value	% of Net Assets

Real Estate Management & Development
Other securities		$8,130,764	0.1%

Road & Rail
Union Pacific Corp.	231,352	32,629,886	0.5
Other securities		43,006,629	0.6

		75,636,515	1.1

Semiconductors & Semiconductor Equipment
Broadcom Inc.	213,212	50,552,565	0.7
Intel Corp.	1,332,762	72,129,079	1.0
NVIDIA Corp.	328,956	86,712,802	1.3
QUALCOMM Inc.	613,757	41,520,661	0.6
Texas Instruments Inc.	311,531	31,131,293	0.5
Other securities		180,990,057	2.6

		463,036,457	6.7

Software
Adobe Inc.(a)	260,196	82,804,775	1.2
Intuit Inc.	139,920	32,181,600	0.5
Microsoft Corp.	4,100,582	646,702,787	9.4
Oracle Corp.	698,730	33,769,621	0.5
salesforce.com Inc.(a)	476,777	68,646,352	1.0
Other securities		124,357,715	1.7

		988,462,850	14.3

Specialty Retail
Home Depot Inc. (The)	416,301	77,727,560	1.1
TJX Companies Inc. (The)	651,853	31,165,092	0.5
Other securities		87,265,102	1.2

		196,157,754	2.8

Technology Hardware, Storage & Peripherals
Apple Inc.	2,245,012	570,884,101	8.3
Other securities		8,409,930	0.1

		579,294,031	8.4

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	448,733	37,128,168	0.6
Other securities		10,431,790	0.1

		47,559,958	0.7

Thrifts & Mortgage Finance
Other securities		1,869,956	0.0

Tobacco
Other securities		41,993,686	0.6

Trading Companies & Distributors
Other securities		12,317,877	0.2

Water Utilities
Other securities		8,407,624	0.1

Total Common Stocks (Cost: $6,647,788,263)		6,876,625,725	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(b)(d)(e)	281,210,174	281,153,932	4.1

SCHEDULE OF INVESTMENTS	49

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(b)(d)	11,716,000	$11,716,000	0.1%

		292,869,932	4.2

Total Short-Term Investments (Cost: $292,836,484)		292,869,932	4.2

Total Investments In Securities (Cost: $6,940,624,747)		7,169,495,657	104.0

Other Assets, Less Liabilities		(276,166,395)	(4.0)

Net Assets		$6,893,329,262	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	129,233,582	151,976,592	(b)	—	281,210,174	$281,153,932	$613,325	(c)	$(198,210)	$16,928
BlackRock Cash Funds: Treasury, SL Agency Shares	10,368,252	1,347,748	(b)	—	11,716,000	11,716,000	219,099		—	—
BlackRock Inc.	—	33,222		(910)	32,312	14,216,311	114,461		12,026	(1,906,940)

						$307,086,243	$946,885		$(186,184)	$(1,890,012)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	116	06/19/20	$14,904	$397,038

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$397,038

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$161,577

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$56,553

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,022,436

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,876,625,725	$—	$—	$6,876,625,725
Money Market Funds	292,869,932	—	—	292,869,932

	$7,169,495,657	$—	$—	$7,169,495,657

Derivative financial instruments(a)
Assets
Futures Contracts	$397,038	$—	$—	$397,038

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	51

Summary Schedule of Investments March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$73,948,907	1.4%

Air Freight & Logistics
Other securities		44,480,254	0.9

Airlines
Other securities		27,009,884	0.5

Auto Components
Other securities		13,999,390	0.3

Automobiles
Other securities		26,589,781	0.5

Banks
Bank of America Corp.	4,286,987	91,012,734	1.7
Citigroup Inc.	1,156,102	48,695,016	0.9
JPMorgan Chase & Co.	863,679	77,757,020	1.5
Wells Fargo & Co.	2,038,077	58,492,810	1.1
Other securities		151,237,172	2.9

		427,194,752	8.1

Beverages
Coca-Cola Co. (The)	1,225,163	54,213,463	1.0
PepsiCo Inc.	383,970	46,114,797	0.9
Other securities		20,267,357	0.4

		120,595,617	2.3

Biotechnology
AbbVie Inc.	368,051	28,041,806	0.5
Amgen Inc.	129,005	26,153,183	0.5
Biogen Inc.(a)	95,557	30,232,324	0.6
Gilead Sciences Inc.	669,953	50,085,686	1.0
Other securities		13,400,096	0.2

		147,913,095	2.8

Building Products
Other securities		20,291,999	0.4

Capital Markets
BlackRock Inc.(b)	30,501	13,419,525	0.3
Goldman Sachs Group Inc. (The)	168,757	26,088,145	0.5
Other securities		116,613,626	2.2

		156,121,296	3.0

Chemicals
Other securities		85,461,307	1.6

Commercial Services & Supplies
Other securities		18,616,670	0.4

Communications Equipment
Cisco Systems Inc.	2,246,468	88,308,657	1.7
Other securities		10,171,341	0.2

		98,479,998	1.9

Construction & Engineering
Other securities		12,071,449	0.2

Consumer Finance
Other securities		28,876,596	0.6

Containers & Packaging
Other securities		33,496,297	0.6

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$6,757,568	0.1%

Diversified Consumer Services
Other securities		7,048,223	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	1,035,802	189,375,680	3.6
Other securities		1,727,437	0.0

		191,103,117	3.6

Diversified Telecommunication Services
AT&T Inc.	3,868,343	112,762,198	2.2
Verizon Communications Inc.	2,190,105	117,674,342	2.2
Other securities		4,893,772	0.1

		235,330,312	4.5

Electric Utilities
Duke Energy Corp.	386,052	31,223,886	0.6
NextEra Energy Inc.	121,640	29,269,017	0.6
Southern Co. (The)	555,359	30,067,136	0.6
Other securities		137,338,049	2.5

		227,898,088	4.3

Electrical Equipment
Other securities		33,751,638	0.6

Electronic Equipment, Instruments & Components
Other securities		24,672,716	0.5

Energy Equipment & Services
Other securities		21,480,546	0.4

Entertainment
Walt Disney Co. (The)	372,234	35,957,804	0.7
Other securities		33,544,247	0.6

		69,502,051	1.3

Equity Real Estate Investment Trusts (REITs)
Other securities		192,245,851	3.7

Food & Staples Retailing
Costco Wholesale Corp.	95,917	27,348,814	0.5
Walmart Inc.	751,204	85,351,798	1.6
Other securities		40,536,721	0.8

		153,237,333	2.9

Food Products
Mondelez International Inc., Class A	762,452	38,183,596	0.7
Other securities		92,952,912	1.8

		131,136,508	2.5

Gas Utilities
Other securities		17,883,164	0.3

Health Care Equipment & Supplies
Abbott Laboratories	393,079	31,017,864	0.6
Becton Dickinson and Co.	143,230	32,909,957	0.6
Medtronic PLC	709,794	64,009,223	1.2
Other securities		78,292,871	1.5

		206,229,915	3.9

Health Care Providers & Services
Anthem Inc.	134,279	30,486,704	0.6
Cigna Corp.(a)	197,758	35,038,762	0.7
CVS Health Corp.	688,927	40,874,039	0.8
UnitedHealth Group Inc.	501,707	125,115,692	2.4

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Other securities		$111,871,090	2.0%

		343,386,287	6.5

Health Care Technology
Other securities		4,456,534	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	223,332	36,927,946	0.7
Other securities		18,492,667	0.4

		55,420,613	1.1

Household Durables
Other securities		17,524,169	0.3

Household Products
Procter & Gamble Co. (The)	554,648	61,011,280	1.2
Other securities		43,705,392	0.8

		104,716,672	2.0

Independent Power and Renewable Electricity Producers
Other securities		4,755,716	0.1

Industrial Conglomerates
3M Co.	304,519	41,569,889	0.8
General Electric Co.	4,624,812	36,721,007	0.7
Honeywell International Inc.	204,323	27,336,374	0.5

		105,627,270	2.0

Insurance
Chubb Ltd.	239,987	26,804,148	0.5
Other securities		174,727,670	3.3

		201,531,818	3.8

Interactive Media & Services
Other securities		11,049,970	0.2

Internet & Direct Marketing Retail
Other securities		5,050,217	0.1

IT Services
Fidelity National Information Services Inc.	325,456	39,588,468	0.8
International Business Machines Corp.	468,987	52,024,728	1.0
Other securities		81,319,151	1.5

		172,932,347	3.3

Leisure Products
Other securities		7,247,938	0.1

Life Sciences Tools & Services
Other securities		25,454,559	0.5

Machinery
Other securities		84,898,993	1.6

Marine
Other securities		666,743	0.0

Media
Comcast Corp., Class A	1,057,779	36,366,442	0.7
Other securities		33,727,222	0.6

		70,093,664	1.3

Metals & Mining
Other securities		31,882,177	0.6

Multi-Utilities
Dominion Energy Inc.	435,867	31,465,239	0.6

Security	Shares	Value	% of Net Assets

Multi-Utilities (continued)
Other securities		$90,670,115	1.7%

		122,135,354	2.3

Multiline Retail
Other securities		21,837,574	0.4

Oil, Gas & Consumable Fuels
Chevron Corp.	1,001,298	72,554,053	1.4
Exxon Mobil Corp.	2,240,579	85,074,785	1.6
Other securities		84,826,685	1.6

		242,455,523	4.6

Paper & Forest Products
Other securities		960,601	0.0

Personal Products
Other securities		1,772,317	0.0

Pharmaceuticals
Allergan PLC	173,833	30,785,824	0.6
Bristol-Myers Squibb Co.	558,619	31,137,423	0.6
Eli Lilly & Co.	201,333	27,928,914	0.5
Johnson & Johnson	808,356	105,999,722	2.0
Merck & Co. Inc.	606,704	46,679,806	0.9
Pfizer Inc.	2,930,577	95,654,033	1.8
Other securities		9,659,588	0.2

		347,845,310	6.6

Professional Services
Other securities		18,081,831	0.3

Real Estate Management & Development
Other securities		1,439,369	0.0

Road & Rail
Other securities		44,712,022	0.9

Semiconductors & Semiconductor Equipment
Intel Corp.	990,518	53,606,834	1.0
Other securities		34,543,297	0.7

		88,150,131	1.7

Software
Other securities		33,985,923	0.7

Specialty Retail
Home Depot Inc. (The)	167,504	31,274,672	0.6
Other securities		35,235,221	0.7

		66,509,893	1.3

Technology Hardware, Storage & Peripherals
Other securities		32,593,818	0.6

Textiles, Apparel & Luxury Goods
Other securities		32,699,158	0.6

Thrifts & Mortgage Finance
Other securities		1,569,587	0.0

Tobacco
Philip Morris International Inc.	461,384	33,662,577	0.6
Other securities		23,343,764	0.5

		57,006,341	1.1

Trading Companies & Distributors
Other securities		12,719,144	0.2

SCHEDULE OF INVESTMENTS	53

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Water Utilities
Other securities		$7,806,116	0.2%

Wireless Telecommunication Services
Other securities		14,905,891	0.3

Total Common Stocks (Cost: $6,486,901,082)		5,249,305,912	99.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(b)(c)(d)	67,519,896	67,506,392	1.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(b)(c)	9,543,000	9,543,000	0.2

		77,049,392	1.5

Total Short-Term Investments (Cost: $77,030,460)		77,049,392	1.5

Total Investments In Securities (Cost: $6,563,931,542)		5,326,355,304	101.1

Other Assets, Less Liabilities		(55,972,370)	(1.1)

Net Assets		$5,270,382,934	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	37,706,307	29,813,589	(b)	—	67,519,896	$67,506,392	$327,088	(c)	$(64,618)		$10,347
BlackRock Cash Funds: Treasury, SL Agency Shares	7,711,237	1,831,763	(b)	—	9,543,000	9,543,000	214,061		—		—
BlackRock Inc.	53,402	27,783		(50,684)	30,501	13,419,525	672,951		2,833,054		(446,434)

						$90,468,917	$1,214,100		$2,768,436		$(436,087)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	109	06/19/20	$14,005	$(171,773)
S&P MidCap 400 E-Mini	40	06/19/20	5,751	(29,587)

				$(201,360)

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$201,360

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(3,563,539)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(554,775)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,057,769

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$5,249,305,912	$—	$0	(a)	$5,249,305,912
Money Market Funds	77,049,392	—	—		77,049,392

	$5,326,355,304	$—	$—		$5,326,355,304

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(201,360)	$—	$—		$(201,360)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	55

Statements of Assets and Liabilities

March 31, 2020

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$160,998,349,583	$35,560,004,224	$4,217,157,533	$21,324,444,030
Affiliated(c)	4,146,116,324	3,045,031,712	30,057,134,054	1,010,796,963
Cash	1,240,407	7,585	3,016,130	2,353,200
Cash pledged:
Futures contracts	58,052,800	18,372,100	17,062,000	6,808,790
Receivables:
Investments sold	1,921,252	11,006	6,437	660,624
Securities lending income — Affiliated	2,905,679	1,639,648	2,606,195	765,809
Capital shares sold	—	593,614	16,901,722	494,790
Dividends	176,706,547	53,489,059	47,029,275	23,269,036

Total assets	165,385,292,592	38,679,148,948	34,360,913,346	22,369,593,242

LIABILITIES
Collateral on securities loaned, at value	3,346,635,398	2,953,024,761	2,494,655,858	928,426,226
Payables:
Investments purchased	—	—	—	488
Variation margin on futures contracts	10,172,843	1,669,213	874,637	1,012,210
Capital shares redeemed	3,685,313	11,006	—	578,864
Investment advisory fees	5,842,698	1,987,921	2,050,749	542,749

Total liabilities	3,366,336,252	2,956,692,901	2,497,581,244	930,560,537

NET ASSETS	$162,018,956,340	$35,722,456,047	$31,863,332,102	$21,439,032,705

NET ASSETS CONSIST OF:
Paid-in capital	$178,767,533,915	$47,086,423,102	$45,844,765,862	$22,732,702,559
Accumulated loss	(16,748,577,575)	(11,363,967,055)	(13,981,433,760)	(1,293,669,854)

NET ASSETS	$162,018,956,340	$35,722,456,047	$31,863,332,102	$21,439,032,705

Shares outstanding	626,900,000	248,300,000	566,750,000	374,900,000

Net asset value	$258.44	$143.87	$56.22	$57.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,214,739,351	$2,849,758,826	$2,372,052,086	$889,334,477
(b) Investments, at cost — Unaffiliated	$174,561,921,419	$44,199,302,320	$5,751,569,063	$22,246,921,097
(c) Investments, at cost — Affiliated	$4,161,565,684	$3,045,368,376	$39,128,411,886	$1,010,245,945

See notes to financial statements.

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,862,409,414	$5,235,886,387
Affiliated(c)	307,086,243	90,468,917
Cash	65,503	630,453
Cash pledged:
Futures contracts	1,546,620	2,133,190
Receivables:
Securities lending income — Affiliated	132,710	112,118
Capital shares sold	52,076	98,809
Dividends	3,845,204	9,084,289

Total assets	7,175,137,770	5,338,414,163

LIABILITIES
Collateral on securities loaned, at value	281,332,970	67,560,507
Payables:
Variation margin on futures contracts	240,696	288,550
Investment advisory fees	234,842	182,172

Total liabilities	281,808,508	68,031,229

NET ASSETS	$6,893,329,262	$5,270,382,934

NET ASSETS CONSIST OF:
Paid-in capital	$7,018,837,542	$6,858,503,951
Accumulated loss	(125,508,280)	(1,588,121,017)

NET ASSETS	$6,893,329,262	$5,270,382,934

Shares outstanding	120,600,000	114,000,000

Net asset value	$57.16	$46.23

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$270,819,334	$65,451,260
(b) Investments, at cost — Unaffiliated	$6,631,665,012	$6,474,596,425
(c) Investments, at cost — Affiliated	$308,959,735	$89,335,117

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations

Year Ended March 31, 2020

				iShares
	iShares	iShares	iShares	Core S&P Total
	Core S&P 500	Core S&P	Core S&P	U.S. Stock
	ETF	Mid-Cap ETF	Small-Cap ETF	Market ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,715,492,229	$823,210,451	$41,664,994	$421,838,923
Dividends — Affiliated	18,841,462	1,274,468	568,921,826	2,185,218
Interest — Unaffiliated	376,254	63,332	45,986	39,791
Securities lending income — Affiliated — net	7,842,337	12,925,588	23,464,576	5,553,731
Foreign taxes withheld	—	(365,647)	(293,372)	(26,049)

Total investment income	3,742,552,282	837,108,192	633,804,010	429,591,614

EXPENSES
Investment advisory fees	74,924,021	33,218,024	30,926,871	6,752,170

Total expenses	74,924,021	33,218,024	30,926,871	6,752,170

Net investment income	3,667,628,261	803,890,168	602,877,139	422,839,444

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,315,561,719)	(1,724,237,029)	(257,792,155)	3,455,649
Investments — Affiliated	(5,600,977)	(650,250)	(1,701,384,518)	(634,154)
In-kind redemptions — Unaffiliated	14,249,713,939	2,431,340,546	115,822,132	726,454,627
In-kind redemptions — Affiliated	22,038,654	—	2,944,400,696	983,363
Futures contracts	(118,275,890)	(24,472,516)	(16,500,129)	(7,274,620)

Net realized gain	12,832,314,007	681,980,751	1,084,546,026	722,984,865

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(31,275,686,472)	(12,339,884,689)	(1,722,678,485)	(3,308,158,945)
Investments — Affiliated	(13,904,393)	(1,086,511)	(11,453,217,650)	(401,357)
Futures contracts	(24,696,201)	(8,318,457)	1,520,850	(2,213,660)

Net change in unrealized appreciation (depreciation)	(31,314,287,066)	(12,349,289,657)	(13,174,375,285)	(3,310,773,962)

Net realized and unrealized loss	(18,481,973,059)	(11,667,308,906)	(12,089,829,259)	(2,587,789,097)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,814,344,798)	$(10,863,418,738)	$(11,486,952,120)	$(2,164,949,653)

See notes to financial statements.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares
	Core S&P	iShares
	U.S. Growth	Core S&P
	ETF	U.S. Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$102,499,758	$152,760,931
Dividends — Affiliated	333,560	887,012
Interest — Unaffiliated	10,542	11,250
Securities lending income — Affiliated — net	613,325	327,088
Foreign taxes withheld	(3,255)	(2,709)

Total investment income	103,453,930	153,983,572

EXPENSES
Investment advisory fees	2,802,987	2,410,447

Total expenses	2,802,987	2,410,447

Net investment income	100,650,943	151,573,125

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(55,632,516)	(102,046,141)
Investments —Affiliated	(198,210)	(167,259)
In-kind redemptions — Unaffiliated	326,727,923	669,588,684
In-kind redemptions — Affiliated	12,026	2,935,695
Futures contracts	161,577	(3,563,539)

Net realized gain	271,070,800	566,747,440

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(682,073,313)	(1,525,481,028)
Investments —Affiliated	(1,890,012)	(436,087)
Futures contracts	56,553	(554,775)

Net change in unrealized appreciation (depreciation)	(683,906,772)	(1,526,471,890)

Net realized and unrealized loss	(412,835,972)	(959,724,450)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(312,185,029)	$(808,151,325)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,667,628,261	$3,030,172,654	$803,890,168	$705,374,630
Net realized gain	12,832,314,007	10,375,397,024	681,980,751	2,310,000,098
Net change in unrealized appreciation (depreciation)	(31,314,287,066)	519,478,757	(12,349,289,657)	(2,038,136,896)

Net increase (decrease) in net assets resulting from operations	(14,814,344,798)	13,925,048,435	(10,863,418,738)	977,237,832

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,247,618,450)	(3,114,474,276)	(881,841,983)	(709,580,508)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,733,753,324	18,201,161,507	(738,612,388)	3,274,690,337

NET ASSETS
Total increase (decrease) in net assets	(7,328,209,924)	29,011,735,666	(12,483,873,109)	3,542,347,661
Beginning of year	169,347,166,264	140,335,430,598	48,206,329,156	44,663,981,495

End of year	$162,018,956,340	$169,347,166,264	$35,722,456,047	$48,206,329,156

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$602,877,139	$572,817,591	$422,839,444	$292,347,961
Net realized gain	1,084,546,026	1,857,060,721	722,984,865	564,001,178
Net change in unrealized appreciation (depreciation)	(13,174,375,285)	(2,189,545,782)	(3,310,773,962)	483,708,007

Net increase (decrease) in net assets resulting from operations	(11,486,952,120)	240,332,530	(2,164,949,653)	1,340,057,146

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(682,114,295)	(599,132,603)	(473,339,349)	(307,131,982)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	968,315,534	6,786,495,213	5,326,635,432	4,769,129,713

NET ASSETS
Total increase (decrease) in net assets	(11,200,750,881)	6,427,695,140	2,688,346,430	5,802,054,877
Beginning of year	43,064,082,983	36,636,387,843	18,750,686,275	12,948,631,398

End of year	$31,863,332,102	$43,064,082,983	$21,439,032,705	$18,750,686,275

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets  (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$100,650,943	$70,099,746	$151,573,125	$111,564,257
Net realized gain (loss)	271,070,800	(42,125,545)	566,747,440	(109,566,476)
Net change in unrealized appreciation (depreciation)	(683,906,772)	505,237,147	(1,526,471,890)	226,054,324

Net increase (decrease) in net assets resulting from operations	(312,185,029)	533,211,348	(808,151,325)	228,052,105

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(123,268,559)	(67,683,735)	(155,162,272)	(111,987,729)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,342,992,470	1,826,589,361	1,025,347,049	1,658,135,053

NET ASSETS
Total increase in net assets	907,538,882	2,292,116,974	62,033,452	1,774,199,429
Beginning of year	5,985,790,380	3,693,673,406	5,208,349,482	3,434,150,053

End of year	$6,893,329,262	$5,985,790,380	$5,270,382,934	$5,208,349,482

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$284.57	$265.21	$237.21	$206.63	$207.87

Net investment income(a)	5.90	5.38	5.00	4.53	4.28
Net realized and unrealized gain (loss)(b)	(25.20)	19.43	27.90	30.49	(0.76)

Net increase (decrease) from investment operations	(19.30)	24.81	32.90	35.02	3.52

Distributions(c)
From net investment income	(6.83)	(5.45)	(4.90)	(4.44)	(4.76)

Total distributions	(6.83)	(5.45)	(4.90)	(4.44)	(4.76)

Net asset value, end of year	$258.44	$284.57	$265.21	$237.21	$206.63

Total Return
Based on net asset value	(7.01)%	9.46%	13.95%	17.12%	1.74	%(d)

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.04%	0.05%	0.07%

Net investment income	1.96%	1.95%	1.94%	2.05%	2.09%

Supplemental Data
Net assets, end of year (000)	$162,018,956	$169,347,166	$140,335,431	$101,821,909	$71,101,255

Portfolio turnover rate(e)	4%	5%	4%	5%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 1.73%.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$189.34	$187.51	$171.29	$144.16	$151.99

Net investment income(a)	3.12	2.85	2.69	2.35	2.16
Net realized and unrealized gain (loss)(b)	(45.14)	1.84	15.96	27.42	(7.77)

Net increase (decrease) from investment operations	(42.02)	4.69	18.65	29.77	(5.61)

Distributions(c)
From net investment income	(3.45)	(2.86)	(2.43)	(2.64)	(2.22)

Total distributions	(3.45)	(2.86)	(2.43)	(2.64)	(2.22)

Net asset value, end of year	$143.87	$189.34	$187.51	$171.29	$144.16

Total Return
Based on net asset value	(22.53)%	2.50%	10.95%	20.81%	(3.67)%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%	0.07%	0.09%	0.12%

Net investment income	1.62%	1.50%	1.49%	1.49%	1.50%

Supplemental Data
Net assets, end of year (000)	$35,722,456	$48,206,329	$44,663,981	$39,234,502	$26,582,939

Portfolio turnover rate(d)	15%	17%	10%	14%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF

	Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$77.13	$77.05		$69.23	$56.31	$59.02

Net investment income(b)	1.06	1.09		0.98	0.87	0.81
Net realized and unrealized gain (loss)(c)	(20.77)	0.11		7.78	12.90	(2.70)

Net increase (decrease) from investment operations	(19.71)	1.20		8.76	13.77	(1.89)

Distributions(d)
From net investment income	(1.20)	(1.12)		(0.94)	(0.85)	(0.82)

Total distributions	(1.20)	(1.12)		(0.94)	(0.85)	(0.82)

Net asset value, end of year	$56.22	$77.13		$77.05	$69.23	$56.31

Total Return
Based on net asset value	(25.89)%	1.53	%(e)	12.71%	24.56%	(3.19)%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%		0.07%	0.09%	0.12%

Net investment income	1.36%	1.35%		1.33%	1.38%	1.44%

Supplemental Data
Net assets, end of year (000)	$31,863,332	$43,064,083		$36,636,388	$29,968,134	$17,311,033

Portfolio turnover rate(f)	16%	14%		12%	13%	17%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$64.40	$60.42	$54.02	$46.65	$47.35

Net investment income(b)	1.27	1.19	1.09	1.00	0.96
Net realized and unrealized gain (loss)(c)	(7.09)	4.00	6.37	7.33	(0.73)

Net increase (decrease)from investment operations	(5.82)	5.19	7.46	8.33	0.23

Distributions(d)
From net investment income	(1.39)	(1.21)	(1.06)	(0.96)	(0.93)

Total distributions	(1.39)	(1.21)	(1.06)	(0.96)	(0.93)

Net asset value, end of year	$57.19	$64.40	$60.42	$54.02	$46.65

Total Return
Based on net asset value	(9.28)%	8.68%	13.88%	18.02%	0.51%

Ratios to Average Net Assets
Total expenses	0.03%	0.03%	0.03%	0.03%	0.05%

Net investment income	1.88%	1.90%	1.85%	1.99%	2.08%

Supplemental Data
Net assets, end of year (000)	$21,439,033	$18,750,686	$12,948,631	$8,035,118	$3,699,212

Portfolio turnover rate(e)	4%	6%	8%	8%	14%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$60.31	$54.56	$46.36	$40.53	$40.55

Net investment income(b)	0.92	0.81	0.76	0.65	0.61
Net realized and unrealized gain (loss)(c)	(2.97)	5.68	8.16	5.77	(0.08)

Net increase (decrease)from investment operations	(2.05)	6.49	8.92	6.42	0.53

Distributions(d)
From net investment income	(1.10)	(0.74)	(0.72)	(0.59)	(0.55)

Total distributions	(1.10)	(0.74)	(0.72)	(0.59)	(0.55)

Net asset value, end of year	$57.16	$60.31	$54.56	$46.36	$40.53

Total Return
Based on net asset value	(3.54)%	11.95%	19.33%	15.98%	1.31%

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.05%	0.06%	0.08%

Total expenses after fees waived	0.04%	0.04%	0.05%	0.06%	0.08%

Net investment income	1.44%	1.41%	1.46%	1.51%	1.52%

Supplemental Data
Net assets, end of year (000)	$6,893,329	$5,985,790	$3,693,673	$1,657,371	$867,283

Portfolio turnover rate(e)	35%	31%	24%	43%	14%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF

	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$54.82	$53.08	$50.45	$42.89	$44.94

Net investment income(b)	1.45	1.37	1.28	1.12	1.04
Net realized and unrealized gain (loss)(c)	(8.57)	1.68	2.51	7.45	(1.97)

Net increase (decrease)from investment operations	(7.12)	3.05	3.79	8.57	(0.93)

Distributions(d)
From net investment income	(1.47)	(1.31)	(1.16)	(1.01)	(1.12)

Total distributions	(1.47)	(1.31)	(1.16)	(1.01)	(1.12)

Net asset value, end of year	$46.23	$54.82	$53.08	$50.45	$42.89

Total Return
Based on net asset value	(13.34)%	5.83%	7.55%	20.18%	(2.05)%

Ratios to Average Net Assets
Total expenses	0.04%	0.04%	0.05%	0.06%	0.08%

Total expenses after fees waived	0.04%	0.04%	0.05%	0.06%	0.08%

Net investment income	2.52%	2.53%	2.42%	2.36%	2.41%

Supplemental Data
Net assets, end of year (000)	$5,270,383	$5,208,349	$3,434,150	$1,692,709	$720,541

Portfolio turnover rate(e)	34%	35%	27%	49%	18%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth(a)	Diversified
Core S&P U.S. Value	Diversified

(a)	The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (continued)

security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P 500
Barclays Bank PLC	$383,894,454	$383,894,454		$—	$—
Barclays Capital Inc.	6,013,360	6,013,360		—	—
BNP Paribas Prime Brokerage International Ltd.	123,242,399	123,242,399		—	—
BNP Paribas Securities Corp.	11,106,643	11,106,643		—	—
BofA Securities, Inc.	655,805,366	655,805,366		—	—
Citadel Clearing LLC	63,459,060	63,459,060		—	—
Citigroup Global Markets Inc.	273,745,288	273,745,288		—	—
Credit Suisse AG	117,978,947	117,978,947		—	—
Credit Suisse Securities (USA) LLC	29,312,842	29,312,842		—	—
Deutsche Bank Securities Inc.	20,887	20,887		—	—
Goldman Sachs & Co.	280,888,434	280,888,434		—	—
HSBC Bank PLC	20,409,791	20,409,791		—	—
Jefferies LLC	449,059	449,059		—	—
JPMorgan Securities LLC	401,325,910	401,325,910		—	—
Morgan Stanley & Co. LLC	352,697,671	352,697,671		—	—
National Financial Services LLC	3,220,671	3,220,671		—	—
Nomura Securities International Inc.	2,188,405	2,188,405		—	—
RBC Capital Markets LLC	11,813,376	11,813,376		—	—
Scotia Capital (USA) Inc.	4,771,661	4,771,661		—	—
SG Americas Securities LLC	153,109,308	153,109,308		—	—
State Street Bank & Trust Company	18,139,784	18,139,784		—	—
UBS AG	43,536,829	43,536,829		—	—
UBS Securities LLC	62,402,997	62,402,997		—	—
Virtu Americas LLC	22,292,933	22,292,933		—	—
Wells Fargo Bank, National Association	145,963,371	145,963,371		—	—
Wells Fargo Securities LLC	26,949,905	26,949,905		—	—

	$3,214,739,351	$3,214,739,351		$—	$—

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Mid-Cap
Barclays Bank PLC	$70,957,750	$70,957,750		$—	$—
Barclays Capital Inc.	70,834,032	70,834,032		—	—
BMO Capital Markets	1,676,142	1,676,142		—	—
BNP Paribas Prime Brokerage International Ltd.	78,237,746	78,237,746		—	—
BNP Paribas Securities Corp.	13,679,091	13,679,091		—	—
BofA Securities, Inc.	308,710,054	308,710,054		—	—
Citadel Clearing LLC	79,788,107	79,788,107		—	—
Citigroup Global Markets Inc.	176,868,946	176,868,946		—	—
Credit Suisse AG	123,749,931	123,749,931		—	—
Credit Suisse Securities (USA) LLC	28,081,734	28,081,734		—	—
Deutsche Bank Securities Inc.	5,591,883	5,563,949		—	(27,934	)(b)
Goldman Sachs & Co.	340,269,612	340,269,612		—	—
HSBC Bank PLC	33,535,411	33,535,411		—	—
Jefferies LLC	611,485	611,485		—	—
JPMorgan Securities LLC	720,941,819	720,941,819		—	—
Morgan Stanley & Co. LLC	243,990,263	243,990,263		—	—
National Financial Services LLC	50,398,840	50,398,840		—	—
Natixis Securities Americas LLC	13,411,929	12,986,555		—	(425,374	)(b)
Nomura Securities International Inc.	196,344	196,344		—	—
RBC Capital Markets LLC	13,106,472	13,106,472		—	—
Scotia Capital (USA) Inc.	1,524,571	1,524,571		—	—
SG Americas Securities LLC	21,682,148	21,682,148		—	—
State Street Bank & Trust Company	2,257,895	2,257,895		—	—
TD Prime Services LLC	18,131,471	18,131,471		—	—
UBS AG	121,663,891	121,663,891		—	—
UBS Securities LLC	56,730,999	56,730,999		—	—
Virtu Americas LLC	7,555,373	7,555,373		—	—
Wells Fargo Bank, National Association	159,353,425	159,353,425		—	—
Wells Fargo Securities LLC	86,221,462	86,221,462		—	—

	$2,849,758,826	$2,849,305,518		$—	$(453,308)

72	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Small-Cap
Barclays Bank PLC	$47,111,734	$47,111,734		$—	$—
Barclays Capital Inc.	64,532,164	64,532,164		—	—
BMO Capital Markets	6,738,521	6,353,320		—	(385,201	)(b)
BNP Paribas Prime Brokerage International Ltd.	123,591,663	123,591,663		—	—
BNP Paribas Securities Corp.	21,017,514	21,017,514		—	—
BofA Securities, Inc.	253,924,332	253,924,332		—	—
Citadel Clearing LLC	20,786,275	20,786,275		—	—
Citigroup Global Markets Inc.	169,913,313	169,913,313		—	—
Credit Suisse AG	94,136,006	94,136,006		—	—
Credit Suisse Securities (USA) LLC	48,147,115	48,147,115		—	—
Deutsche Bank Securities Inc.	10,464,328	10,464,328		—	—
Goldman Sachs & Co.	393,251,910	393,251,910		—	—
HSBC Bank PLC	25,777,344	25,777,344		—	—
ING Financial Markets LLC	583,799	583,799		—	—
Jefferies LLC	3,407,011	3,407,011		—	—
JPMorgan Securities LLC	384,365,921	384,365,921		—	—
Morgan Stanley & Co. LLC	305,457,120	305,457,120		—	—
National Financial Services LLC	99,911,932	99,911,932		—	—
Natixis Securities Americas LLC	31,731	31,731		—	—
Nomura Securities International Inc.	1,497,595	1,497,595		—	—
RBC Capital Markets LLC	2,171,527	2,171,527		—	—
Scotia Capital (USA) Inc.	27,556,327	27,556,327		—	—
SG Americas Securities LLC	9,338,290	9,219,495		—	(118,795	)(b)
State Street Bank & Trust Company	6,143,901	6,143,901		—	—
TD Prime Services LLC	1,191,109	1,191,109		—	—
UBS AG	102,515,408	102,515,408		—	—
UBS Securities LLC	34,116,313	34,116,313		—	—
Virtu Americas LLC	7,968,165	7,968,165		—	—
Wells Fargo Securities LLC	106,403,718	106,403,718		—	—

	$2,372,052,086	$2,371,548,090		$—	$(503,996)

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Total U.S. Stock Market
Barclays Bank PLC	$162,504,833	$162,504,833		$—	$—
Barclays Capital Inc.	19,570,308	19,570,308		—	—
BMO Capital Markets	445,174	419,273		—	(25,901	)(b)
BNP Paribas Prime Brokerage International Ltd.	80,863,286	80,863,286		—	—
BNP Paribas Securities Corp.	4,796,993	4,796,993		—	—
BofA Securities, Inc.	68,579,862	68,579,862		—	—
Citadel Clearing LLC	4,812,161	4,812,161		—	—
Citigroup Global Markets Inc.	68,575,708	68,575,708		—	—
Credit Suisse AG	38,671,299	38,671,299		—	—
Credit Suisse Securities (USA) LLC	4,713,506	4,713,506		—	—
Deutsche Bank Securities Inc.	2,774,124	2,774,124		—	—
Goldman Sachs & Co.	81,164,371	81,164,371		—	—
HSBC Bank PLC	16,346,284	16,147,797		—	(198,487	)(b)
ING Financial Markets LLC	205,236	205,236		—	—
Jefferies LLC	3,814,956	3,814,956		—	—
JPMorgan Securities LLC	98,437,828	98,437,828		—	—
Mizuho Securities USA Inc.	88	88		—	—
Morgan Stanley & Co. LLC	74,418,135	74,418,135		—	—
National Financial Services LLC	9,594,378	9,594,378		—	—
Nomura Securities International Inc.	668,056	668,056		—	—
RBC Capital Markets LLC	465,548	465,548		—	—
Scotia Capital (USA) Inc.	2,023,075	2,023,075		—	—
SG Americas Securities LLC	12,344,583	12,344,583		—	—
State Street Bank & Trust Company	347,339	347,339		—	—
TD Prime Services LLC	7,302,317	7,302,317		—	—
UBS AG	44,139,505	44,139,505		—	—
UBS Securities LLC	16,197,929	16,197,929		—	—
Virtu Americas LLC	2,196,624	2,196,624		—	—
Wells Fargo Bank, National Association	51,399,528	51,399,528		—	—
Wells Fargo Securities LLC	11,961,443	11,961,443		—	—

	$889,334,477	$889,110,089		$—	$(224,388)

Core S&P U.S. Growth
Barclays Bank PLC	$1,052,016	$1,052,016		$—	$—
BNP Paribas Prime Brokerage International Ltd.	14,839,606	14,839,606		—	—
BNP Paribas Securities Corp.	6,339,669	6,309,682		—	(29,987	)(b)
BofA Securities, Inc.	89,866,605	89,866,605		—	—
Citigroup Global Markets Inc.	6,569,759	6,569,759		—	—
Credit Suisse AG	6,796,443	6,796,443		—	—
Credit Suisse Securities (USA) LLC	60,942	60,942		—	—
Deutsche Bank Securities Inc.	49,328	49,328		—	—
Goldman Sachs & Co.	88,648,308	88,648,308		—	—
HSBC Bank PLC	5,612,505	4,758,796		—	(853,709	)(b)
Jefferies LLC	712,711	712,711		—	—
JPMorgan Securities LLC	11,485,259	11,485,259		—	—
Morgan Stanley & Co. LLC	12,574,259	12,574,259		—	—
National Financial Services LLC	50,974	50,974		—	—
RBC Capital Markets LLC	237,275	237,275		—	—
SG Americas Securities LLC	5,105,484	5,105,484		—	—
UBS AG	6,463,070	6,463,070		—	—
UBS Securities LLC	1,846,204	1,846,204		—	—
Virtu Americas LLC	347,888	347,888		—	—
Wells Fargo Bank, National Association	11,431,211	11,431,211		—	—
Wells Fargo Securities LLC	729,818	729,818		—	—

	$270,819,334	$269,935,638		$—	$(883,696)

74	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P U.S. Value
Barclays Bank PLC	$1,590,079	$1,590,079		$—	$—
Barclays Capital Inc.	3,112,925	3,112,925		—	—
BNP Paribas Prime Brokerage International Ltd.	2,000,119	2,000,119		—	—
BofA Securities, Inc.	13,494,044	13,494,044		—	—
Citadel Clearing LLC	4,628,808	4,628,808		—	—
Citigroup Global Markets Inc.	6,331,357	6,331,357		—	—
Credit Suisse AG	4,612,618	4,612,618		—	—
Credit Suisse Securities (USA) LLC	259,259	257,597		—	(1,662	)(b)
Deutsche Bank Securities Inc.	122,763	122,763		—	—
Goldman Sachs & Co.	7,813,875	7,813,875		—	—
HSBC Bank PLC	249,631	249,631		—	—
Jefferies LLC	21,376	21,376		—	—
JPMorgan Securities LLC	2,883,909	2,883,909		—	—
Morgan Stanley & Co. LLC	9,850,581	9,850,581		—	—
National Financial Services LLC	854,634	854,634		—	—
RBC Capital Markets LLC	3,123,733	3,123,733		—	—
SG Americas Securities LLC	2,052,919	2,052,919		—	—
State Street Bank & Trust Company	3,542	3,500		—	(42	)(b)
UBS AG	306,745	290,157		—	(16,588	)(b)
UBS Securities LLC	915,923	915,923		—	—
Virtu Americas LLC	212,325	212,325		—	—
Wells Fargo Securities LLC	1,010,095	1,010,095		—	—

	$65,451,260	$65,432,968		$—	$(18,292)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.04%
Core S&P Mid-Cap	0.06
Core S&P Small-Cap	0.07
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Prior to December 13, 2019, for its investment advisory services to the iShares Core S&P Mid-Cap ETF, BFA was entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core S&P 500	$3,079,893
Core S&P Mid-Cap	5,435,010
Core S&P Small-Cap	9,461,716
Core S&P Total U.S. Stock Market	2,203,573
Core S&P U.S. Growth	255,921
Core S&P U.S. Value	125,662

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

76	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core S&P 500	$3,232,366,107	$946,676,000	$(375,049,231)
Core S&P Mid-Cap	1,454,696,325	1,550,992,132	(1,151,025,247)
Core S&P Small-Cap	983,766,118	942,135,242	(123,609,750)
Core S&P Total U.S. Stock Market	46,465,462	39,013,401	(485,176)
Core S&P U.S. Growth	1,141,182,187	1,459,502,788	7,176,862
Core S&P U.S. Value	1,323,882,650	1,107,407,600	(38,231,221)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$7,098,406,683	$8,365,195,433
Core S&P Mid-Cap	7,131,194,915	7,213,180,412
Core S&P Small-Cap	7,226,542,975	6,886,897,916
Core S&P Total U.S. Stock Market	883,017,671	880,661,026
Core S&P U.S. Growth	2,390,505,332	2,407,462,285
Core S&P U.S. Value	2,005,173,418	2,013,145,346

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$57,846,985,401	$45,697,666,856
Core S&P Mid-Cap	7,321,602,940	8,075,119,331
Core S&P Small-Cap	8,815,067,422	8,222,541,502
Core S&P Total U.S. Stock Market	7,144,916,587	1,850,248,074
Core S&P U.S. Growth	2,446,043,896	1,108,853,071
Core S&P U.S. Value	3,146,789,435	2,123,550,829

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Core S&P 500	$13,540,902,022	$(13,540,902,022)
Core S&P Mid-Cap	2,023,835,610	(2,023,835,610)
Core S&P Small-Cap	2,625,304,008	(2,625,304,008)
Core S&P Total U.S. Stock Market	706,245,817	(706,245,817)
Core S&P U.S. Growth	311,548,915	(311,548,915)
Core S&P U.S. Value	614,631,440	(614,631,440)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Core S&P 500
Ordinary income	$4,247,618,450	$3,114,474,276

Core S&P Mid-Cap
Ordinary income	$881,841,983	$709,580,508

Core S&P Small-Cap
Ordinary income	$682,114,295	$599,132,603

Core S&P Total U.S. Stock Market
Ordinary income	$473,339,349	$307,131,982

Core S&P U.S. Growth
Ordinary income	$123,268,559	$67,683,735

Core S&P U.S. Value
Ordinary income	$155,162,272	$111,987,729

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Core S&P 500	$36,436,709	$(634,578,764)	$(16,150,435,520)	$(16,748,577,575)
Core S&P Mid-Cap	—	(1,516,049,353)	(9,847,917,702)	(11,363,967,055)
Core S&P Small-Cap	—	(1,203,230,804)	(12,778,202,956)	(13,981,433,760)
Core S&P Total U.S. Stock Market	9,876,992	(170,767,501)	(1,132,779,345)	(1,293,669,854)
Core S&P U.S. Growth	3,096,316	(236,982,442)	108,377,846	(125,508,280)
Core S&P U.S. Value	—	(116,887,568)	(1,471,233,449)	(1,588,121,017)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

For the year ended March 31, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Core S&P Total U.S. Stock Market	$27,604,339
Core S&P U.S. Growth	19,217,919

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

78	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any)for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$181,294,901,427	$13,873,050,978	$(30,023,486,498)	$(16,150,435,520)
Core S&P Mid-Cap	48,452,953,638	3,466,371,677	(13,314,289,379)	(9,847,917,702)
Core S&P Small-Cap	47,052,494,543	2,501,339,859	(15,279,542,815)	(12,778,202,956)
Core S&P Total U.S. Stock Market	23,468,020,338	2,283,096,802	(3,415,876,147)	(1,132,779,345)
Core S&P U.S. Growth	7,061,117,811	612,547,856	(504,170,010)	108,377,846
Core S&P U.S. Value	6,797,588,753	121,917,319	(1,593,150,768)	(1,471,233,449)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Core S&P 500
Shares sold	190,300,000	$58,035,374,955	191,400,000	$52,637,369,658
Shares redeemed	(158,500,000)	(46,301,621,631)	(125,450,000)	(34,436,208,151)

Net increase	31,800,000	$11,733,753,324	65,950,000	$18,201,161,507

Core S&P Mid-Cap
Shares sold	38,600,000	$7,474,531,928	62,800,000	$12,013,304,636
Shares redeemed	(44,900,000)	(8,213,144,316)	(46,400,000)	(8,738,614,299)

Net increase(decrease)	(6,300,000)	$(738,612,388)	16,400,000	$3,274,690,337

Core S&P Small-Cap
Shares sold	126,600,000	$9,917,239,091	175,050,000	$14,222,802,615
Shares redeemed	(118,150,000)	(8,948,923,557)	(92,250,000)	(7,436,307,402)

Net increase	8,450,000	$968,315,534	82,800,000	$6,786,495,213

Core S&P Total U.S. Stock Market
Shares sold	110,900,000	$7,197,214,337	110,800,000	$6,808,834,600
Shares redeemed	(27,150,000)	(1,870,578,905)	(33,950,000)	(2,039,704,887)

Net increase	83,750,000	$5,326,635,432	76,850,000	$4,769,129,713

Core S&P U.S. Growth
Shares sold	38,100,000	$2,456,755,648	44,550,000	$2,541,347,484
Shares redeemed	(16,750,000)	(1,113,763,178)	(13,000,000)	(714,758,123)

Net increase	21,350,000	$1,342,992,470	31,550,000	$1,826,589,361

Core S&P U.S. Value
Shares sold	53,700,000	$3,167,315,935	56,800,000	$2,978,859,329
Shares redeemed	(34,700,000)	(2,141,968,886)	(26,500,000)	(1,320,724,276)

Net increase	19,000,000	$1,025,347,049	30,300,000	$1,658,135,053

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a‘ flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Core S&P 500 ETF, iShares Core S&P Total U.S. Stock Market ETF and iShares Core S&P U.S. Value ETF received proceeds of $3,938,764, $41,582 and $255,306, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

80	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF,

iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF,

iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of iShares Core S&P Small-Cap ETF and summary schedules of investments of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

82	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Core S&P 500	93.75%
Core S&P Mid-Cap	78.75%
Core S&P Small-Cap	73.70%
Core S&P Total U.S. Stock Market	89.69%
Core S&P U.S. Growth	94.23%
Core S&P U.S. Value	91.60%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Core S&P 500	$3,860,838,193
Core S&P Mid-Cap	672,408,427
Core S&P Small-Cap	512,025,812
Core S&P Total U.S. Stock Market	423,369,863
Core S&P U.S. Growth	114,371,195
Core S&P U.S. Value	146,637,520

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Business Income
Core S&P 500	$100,720,695
Core S&P Mid-Cap	96,511,361
Core S&P Small-Cap	86,931,217
Core S&P Total U.S. Stock Market	18,561,540
Core S&P U.S. Growth	4,767,019
Core S&P U.S. Value	3,309,097

IMPORTANT TAX INFORMATION	83

Statement Regarding Liquidity Risk Management Program (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

84	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500(a)	$6.373296	$—	$0.457595	$6.830891	93%	—%	7%	100%
Core S&P Mid-Cap(a)	3.281783	—	0.164280	3.446063	95	—	5	100
Core S&P Small-Cap(a)	1.121015	—	0.078415	1.199430	93	—	7	100
Core S&P Total U.S. Stock Market(a)	1.327538	—	0.065974	1.393512	95	—	5	100
Core S&P U.S. Growth(a)	0.971611	—	0.128802	1.100413	88	—	12	100
Core S&P U.S. Value(a)	1.453317	—	0.014972	1.468289	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	599	45.38%
At NAV	270	20.45
Less than 0.0% and Greater than –0.5%	451	34.17

	1,320	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information  (unaudited) (continued)

iShares Core S&P Mid-Cap ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	690	52.26
At NAV	192	14.55
Less than 0.0% and Greater than –0.5%	435	32.95
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Core S&P Small-Cap ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	746	56.51
At NAV	138	10.45
Less than 0.0% and Greater than –0.5%	433	32.80
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.15%
Greater than 0.0% and Less than 0.5%	844	63.94
At NAV	194	14.70
Less than 0.0% and Greater than –0.5%	280	21.21

	1,320	100.00%

iShares Core S&P U.S. Growth ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	811	61.44%
At NAV	186	14.09
Less than 0.0% and Greater than –0.5%	323	24.47

	1,320	100.00%

iShares Core S&P U.S. Value ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	825	62.50
At NAV	169	12.80
Less than 0.0% and Greater than –0.5%	325	24.62

	1,320	100.00%

86	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P 500 ETF in respect of the Company’s financial year ending 31 December 2019 is USD 16.59 million. This figure is comprised of fixed remuneration of USD 7.67 million and variable remuneration of USD 8.92 million. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P 500 ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 2.12 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 248.62 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the Company’s financial year ending 31 December 2019 is USD 4.42 million. This figure is comprised of fixed remuneration of USD 2.04 million and variable remuneration of USD 2.38 million. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 563.27 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 66.2 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Core S&P Small-Cap ETF in respect of the Company’s financial year ending 31 December 2019 is USD 4 million. This figure is comprised of fixed remuneration of USD 1.85 million and variable remuneration of USD 2.15 million. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Core S&P Small-Cap ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 509.62 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 59.9 thousand.

SUPPLEMENTAL INFORMATION	87

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018);Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S.ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S.ETF Trust (since 2016);Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S.ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

88	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005);Trustee of iShares U.S.ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017);15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S.ETF Trust (since 2017).

John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S.ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).

Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017);Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S.ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	89

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

90	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	91

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-302-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Global 100 ETF | IOO | NYSE Arca
•	iShares Global Clean Energy ETF | ICLN | NASDAQ
•	iShares Global Infrastructure ETF | IGF | NASDAQ
•	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

2

Market Overview

iShares Trust

Global Market Overview

Global equity markets posted a significantly negative return during the 12 months ended March 31, 2020 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -11.26% in U.S. dollar terms for the reporting period.

The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinct parts. Prior to the outbreak, global equities posted solid returns, supported by slowing but resilient growth and accommodative monetary policy from major central banks. Equity markets ended 2019 on a positive note, as a trade agreement between the U.S. and China helped alleviate one of the world economy’s most significant risks.

However, global equity markets were upended by the emergence and spread of the coronavirus in 2020. The outbreak began in China, where measures to slow the spread of the virus included stay-at-home orders, which closed factories and disrupted global supply chains. The virus then began to spread to other countries around the globe, and affected countries began limiting economic activity in an attempt to contain it. As the extent of the outbreak became apparent in February 2020, and the economic activity of countries worldwide was disrupted by restrictions on travel and work, global equity prices declined sharply. Market volatility continued throughout March 2020, as investors struggled to project the length of the disruption and its ultimate economic impact. In the midst of this volatile environment, a dispute over oil production between Russia and Saudi Arabia led to a sudden decline in oil prices, further dampening market sentiment.

In the U.S., as state and local governments issued shelter-in-place orders and restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Travel, leisure, and industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had hovered near a 50-year low, increased dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March 2020, far surpassing the previous record.

In response to the crisis, the U.S. federal government enacted a $2 trillion stimulus program designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. The U.S. Federal Reserve Bank (“the Fed”), also responded to the crisis with two emergency interest rate reductions in March 2020 and a new bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and asset-backed securities.

Europe was similarly affected by the coronavirus, with Italy, Spain, and France among the countries with the most confirmed cases. European stocks declined significantly as some countries issued lockdown orders to contain the virus’ spread. To mitigate the economic impact of this disruption, many countries individually implemented fiscal stimulus plans designed to protect affected businesses and workers. The European Central Bank (“ECB”) also sought to steady markets with a €750 billion bond buying program and signaled openness to further stimulus.

Asia-Pacific and emerging market equities also declined substantially, despite some initial signs that the outbreak was beginning to slow down. The Chinese economy struggled initially due to widespread business and factory closures, then later from a lack of demand, as other affected countries decreased their imports of Chinese goods and cancelled existing orders.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.91)%	5.69%	6.78%	(3.91)%	31.89%	92.67%
Fund Market	(4.00)	5.67	6.77	(4.00)	31.77	92.50
Index	(4.05)	5.53	6.64	(4.05)	30.91	90.24

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$911.00	$1.91	$1,000.00	$1,023.00	$2.02	0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global 100 ETF

Portfolio Management Commentary

Amid worldwide economic disruption following the coronavirus outbreak, large-capitalization global stocks posted a negative return for the reporting period. While concerns about an economic slowdown weighed on all equities, the large-capitalization companies proved more resilient than smaller firms due to their relatively stronger balance sheets.

Stocks from the U.K. were the most significant detractors from the Index’s return, led by the energy sector, which endured significant declines. Low oil prices drove negative performance for the integrated oil and gas industry, particularly toward the end of the reporting period, when oil prices hit a 21-year low. This resulted in a sharp decline in profits, and pressure mounted on large-capitalization oil producers to reduce dividends. In response, oil producers made plans for cost cutting, which included asset sales, suspended stock buybacks, and lower investment in U.S. operations. The U.K. financials sector also struggled, as banks were weakened by the economic downturn and stopped making dividend payments under regulatory pressure.

Large-capitalization companies in Europe also detracted from the Index’s return, mostly due to weakness in the financials and energy sectors. The German multi-line insurance industry declined, driven by increased corporate claims from the U.S. and Australia and poor performance from investments designed to hedge against market downturns. French energy stocks struggled, constrained by low oil prices, which prompted steep reductions in capital expenditures. Banks were also a source of weakness in France and in Spain, where the economic downturn prompted the industry to lower executive compensation and review dividend policy.

On the upside, U.S. stocks contributed slightly to the Index’s return, as a strong performance by the information technology sector somewhat offset declines in other areas, particularly energy. Information technology stocks gained due to solid growth and optimism surrounding the rollout of 5G networks, whereas energy companies struggled amid low oil prices and declining demand. Swiss stocks also gained modestly, led by the pharmaceuticals industry, which advanced due to strong sales growth of multiple sclerosis and hemophilia treatments.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Information Technology	25.8%
Health Care	16.2
Consumer Staples	13.4
Consumer Discretionary	13.2
Financials	9.8
Communication Services	7.3
Energy	5.6
Industrials	5.3
Materials	1.7
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
United States	68.9%
Switzerland	7.6
United Kingdom	7.5
France	4.7
Japan	3.7
Germany	3.4
South Korea	1.8
Netherlands	1.1
Spain	0.8
Australia	0.5

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Global Clean Energy ETF

Investment Objective

The iSharesGlobalClean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.12%	(1.65)%	(4.01)%	0.12%	(8.00)%	(33.55)%
Fund Market	0.02	(1.72)	(3.94)	0.02	(8.33)	(33.11)
Index	0.32	(2.12)	(4.94)	0.32	(10.16)	(39.74)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$890.50	$2.13	$1,000.00	$1,022.70	$2.28	0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Clean Energy ETF

Portfolio Management Commentary

Global investment in clean energy increased slightly in 2019, driven by a substantial number of new offshore wind projects in Europe and Asia. Clean energy projects made up a considerable proportion of new energy capacity worldwide, as approximately 72% of power generation brought online in 2019 came from renewable sources. Supported by these trends, clean energy stocks advanced for most of the reporting period before declining sharply following the coronavirus-related economic downturn.

A sharp decline in oil prices also weighed on clean energy companies. Fossil fuels are a substitute for clean energy, and lower oil prices make alternative energy sources relatively less attractive. In early 2020, oil markets experienced twin supply and demand shocks, which sent the price of oil down to nearly $20 per barrel. On the supply side, Russia and Saudi Arabia failed to agree on terms for production reductions, which drove oil prices for U.S. producers to a 21-year low. Higher production levels and lower prices from Saudi Arabia, the world’s lowest-cost oil producer, pressured energy markets through the end of the reporting period. On the demand side, the global spread of the coronavirus led to an economic standstill. As businesses closed, consumers stayed home, airlines canceled flights, and the demand for oil sank. This led to concerns that the pace of investment in clean energy would slow, and demand for electric vehicles would fall.

Clean energy stocks in the U.S., where new investments increased substantially in 2019, were the largest contributors to the Index’s return. State and municipal governments took the lead in setting targets for decarbonization, and clean energy for the first time surpassed coal as an electricity source. Renewable electricity utilities, which build solar, wind, and geothermal projects that generate electricity that is then sold to consumers, were a significant source of strength amid falling costs for high-capacity batteries. The growth of the market for clean energy storage also boosted the semiconductor equipment industry, where a strong market for residential solar power drove increased sales of batteries and other components used in these systems.

Canadian renewable electricity utilities also contributed to the Index’s return amid strong public support for clean energy. Solid revenues generated from long-term contracts helped to boost the industry.

On the downside, Chinese clean energy companies detracted from the Index’s performance, particularly the industrials sector. While China significantly expanded its clean energy capacity in 2019 and set policy standards for renewable consumption by provinces, the Chinese industrials sector was significantly weakened by the economic restrictions taken to contain the coronavirus. Consequently, clean energy companies in the environmental and facilities services industry and the heavy electrical equipment industry struggled as the Chinese economy weakened.

Brazilian stocks also detracted from the Index’s return, driven by the electric utilities industry. Demand for electricity slowed due to the economic downturn, while intervention by state governments made it more difficult for utilities to collect from customers.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Renewable Electricity	31.1%
Semiconductor Equipment	20.4
Heavy Electrical Equipment	18.7
Electric Utilities	14.3
Semiconductors	8.4
Electrical Components & Equipment	4.7
Oil & Gas Refining & Marketing	2.4

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
United States	35.9%
Canada	10.5
China	10.3
New Zealand	8.2
Spain	7.4
Denmark	6.6
Brazil	6.3
Austria	4.3
United Kingdom	3.9
Norway	3.4

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(21.75)%	(1.09)%	3.45%	(21.75)%	(5.35)%	40.37%
Fund Market	(21.35)	(0.95)	3.48	(21.35)	(4.65)	40.85
Index	(21.91)	(1.29)	3.28	(21.91)	(6.28)	38.07

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$741.80	$1.96	$1,000.00	$1,022.70	$2.28	0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Infrastructure ETF

Portfolio Management Commentary

Global infrastructure stocks posted a significantly negative return for the reporting period, driven by a sharp decline when the coronavirus outbreak worsened in February 2020. The impending global recession and travel restrictions enacted to control the spread of the virus created a difficult environment for companies involved in maintaining and expanding global infrastructure.

U.S. stocks were the largest detractors from the Index’s return, led by the energy sector, which endured substantial declines due to a significant decrease in oil prices. Already low throughout much of the reporting period in an environment of slowing global growth and trade tensions, oil prices declined rapidly in February 2020 to their lowest levels in 21 years. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Midstream energy companies, which are involved in the transport, processing, and storage of oil and gas, struggled as low prices affected energy producers. With fracking increasingly unprofitable, producers cut back on expenditures and production targets, and oil and gas storage and transportation companies, whose profits are determined by the volume of oil moved, were pressured by lower activity. Consequently, pipeline operators reduced capital outlays for new projects in anticipation of lower demand.

Australian infrastructure stocks also declined, driven entirely by the transportation infrastructure industry. In March 2020, the Australian government restricted travel into the country by non-citizens, and advised against non-essential domestic travel. The highways and railtracks industry, which generates revenue from road tolls, struggled as toll-road traffic declined dramatically. Airport services companies also declined, as both international and domestic air travel at Australia’s largest airport sank following the imposition of travel restrictions.

Lower travel also worked against transportation companies in Italy, which was one of the countries most seriously affected by the coronavirus. A lockdown that restricted movement and led to a steep decline in traffic weighed on the earnings of the highways and railtracks industry. A dispute with the Italian government over a large motorway concession also weighed on the industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Electric Utilities	31.2%
Oil & Gas Storage & Transportation	17.4
Airport Services	16.6
Multi-Utilities	14.7
Highways & Railtracks	14.3
Marine Ports & Services	2.9
Water Utilities	1.9
Other (each representing less than 1%)	1.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
United States	43.3%
Canada	11.0
Australia	9.2
Spain	7.6
Italy	7.1
France	5.6
China	5.3
United Kingdom	3.4
Mexico	2.6
New Zealand	1.4

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(23.04)%	(0.64)%	3.55%	(23.04)%	(3.17)%	41.78%
Fund Market	(23.46)	(0.75)	3.44	(23.46)	(3.69)	40.29
Index	(23.36)	(0.85)	3.20	(23.36)	(4.20)	37.09

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$824.40	$2.05	$1,000.00	$1,022.70	$2.28	0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Timber & Forestry ETF

Portfolio Management Commentary

Prior to the coronavirus outbreak, global timber and forestry stocks struggled in a difficult competitive landscape, with nearly flat returns. Although lumber prices rose slightly for much of the reporting period, the rise of low-cost lumber producers from central Europe strained the industry’s profitability. Production increases made in an attempt to salvage wood damaged by beetle infestation contributed to oversupply of lumber in most parts of the world. After the coronavirus outbreak, timber industry stocks declined sharply, driven primarily by concerns about the effect of an economic downturn on construction. Because demand for lumber tends to be closely associated with new housing construction, when expectations for homebuilding weakened, lumber prices declined sharply and sawmills scaled back their production.

U.S. based lumber companies, particularly specialized real estate investment trusts (“REITs”) engaged in logging and forest management, were the largest detractors from the Index’s return. The value of timber REITs is highly sensitive to the price of timber and prevailing homebuilding conditions, so the industry declined along with traditional loggers as the U.S. economy slowed to a standstill in March 2020. Companies in the paper products and paper packaging industries were also significant sources of weakness. Distancing measures to protect workers from the coronavirus outbreak disrupted suppliers of paper product companies, many of which source a significant amount of their supply from China.

Forest product companies in Canada, where large job losses made an impending recession likely, also detracted from the Index’s performance. Shifts in the lumber market meant that Canadian suppliers went from producing wood at relatively low cost to being one of the most expensive lumber producers in the world. Exports to China from North American producers lagged as lower-cost European suppliers made up an increasing share of Chinese imports.

Brazilian timber producers were notable detractors from the Index’s return, amid a substantial reduction in exports of plywood and pine lumber. The paper products industry in South Africa struggled when the price of a key type of wood pulp declined, leading to lowered capital expenditures and suspended dividends.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Paper Products	39.1%
Specialized REITs	23.1
Forest Products	17.6
Paper Packaging	16.2
Homebuilding	4.0

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
United States	33.2%
Sweden	15.9
Japan	15.2
Finland	10.7
Brazil	9.4
Canada	5.7
Ireland	4.5
United Kingdom	4.2
South Africa	1.2

FUND SUMMARY	11

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares. com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group Ltd.	473,769	$8,403,342

France — 4.6%
AXA SA	312,203	5,408,414
Cie. de Saint-Gobain	88,000	2,140,209
Engie SA	297,374	3,071,077
L’Oreal SA	39,877	10,453,082
LVMH Moet Hennessy Louis Vuitton SE	43,723	16,237,166
Orange SA	313,755	3,833,422
Sanofi	185,961	16,352,229
Schneider Electric SE	89,131	7,685,047
Societe Generale SA	128,158	2,158,258
TOTAL SA	408,018	15,844,029
Vivendi SA	133,417	2,858,301

		86,041,234

Germany — 3.4%
Allianz SE, Registered	67,809	11,672,414
BASF SE	149,835	7,093,319
Bayer AG, Registered	158,754	9,206,094
Daimler AG, Registered	144,313	4,357,723
Deutsche Bank AG, Registered(a)	334,206	2,188,878
Deutsche Telekom AG, Registered	524,165	6,794,707
E.ON SE	352,949	3,656,248
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,633	4,773,956
RWE AG	92,926	2,443,036
Siemens AG, Registered	130,334	11,078,910

		63,265,285

Japan — 3.6%
Bridgestone Corp.	100,400	3,090,447
Canon Inc.	177,150	3,871,028
Honda Motor Co. Ltd.	295,500	6,651,521
Mitsubishi UFJ Financial Group Inc.	2,088,000	7,794,581
Nissan Motor Co. Ltd.(a)	385,700	1,274,055
Panasonic Corp.	373,100	2,851,257
Seven & i Holdings Co. Ltd.	131,520	4,356,589
Sony Corp.	207,000	12,312,047
Toyota Motor Corp.	422,800	25,460,820

		67,662,345

Netherlands — 1.1%
ING Groep NV	628,398	3,296,892
Koninklijke Philips NV	145,593	5,897,244
Unilever NV	237,142	11,658,447

		20,852,583

South Korea — 1.8%
Samsung Electronics Co. Ltd., GDR(b)	33,050	32,818,650
Samsung Electronics Co. Ltd., New, GDR(b)	35	34,755

		32,853,405

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,072,445	3,430,787
Banco Santander SA	2,680,360	6,523,196
Repsol SA	242,797	2,219,721
Telefonica SA	734,462	3,363,377

		15,537,081

Switzerland — 7.6%
ABB Ltd., Registered	314,861	5,533,783
Credit Suisse Group AG, Registered	392,387	3,244,376

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	482,225	$49,565,683
Novartis AG, Registered	413,833	34,152,824
Roche Holding AG, Bearer	4,515	1,447,525
Roche Holding AG, NVS	113,689	36,901,484
Swiss Re AG	47,173	3,635,180
UBS Group AG, Registered	616,148	5,760,606

		140,241,461

United Kingdom — 7.5%
Anglo American PLC	223,462	3,924,586
AstraZeneca PLC	212,942	19,052,944
Aviva PLC	633,126	2,107,845
Barclays PLC	2,600,255	3,034,282
BP PLC	3,269,141	13,952,395
Diageo PLC	381,075	12,221,575
GlaxoSmithKline PLC	806,916	15,154,113
HSBC Holdings PLC	3,342,826	18,828,380
National Grid PLC	605,369	7,105,439
Prudential PLC	417,405	5,359,348
Rio Tinto PLC	161,839	7,462,000
Royal Dutch Shell PLC, Class A	679,083	11,948,393
Royal Dutch Shell PLC, Class B	608,424	10,258,542
Standard Chartered PLC	432,500	2,390,729
Vodafone Group PLC	4,335,121	6,074,128

		138,874,699

United States — 68.6%
3M Co.	92,960	12,689,970
Abbott Laboratories	286,526	22,609,767
Alphabet Inc., Class A(a)(c)	48,521	56,378,976
Alphabet Inc., Class C, NVS(c)	48,431	56,316,051
Amazon.com Inc.(c)	67,483	131,572,955
American Tower Corp.	71,585	15,587,634
Aon PLC(a)	37,924	6,258,977
Apple Inc.	677,001	172,154,584
Bristol-Myers Squibb Co.	380,186	21,191,568
Caterpillar Inc.	90,480	10,499,299
Chevron Corp.	306,855	22,234,713
Citigroup Inc.	354,961	14,950,957
Coca-Cola Co. (The)	624,861	27,650,099
Colgate-Palmolive Co.	137,993	9,157,215
DuPont de Nemours Inc.	119,893	4,088,351
Emerson Electric Co.	98,929	4,713,967
Exxon Mobil Corp.	685,956	26,045,749
Ford Motor Co.	630,313	3,044,412
General Electric Co.(a)	1,414,542	11,231,463
Goldman Sachs Group Inc. (The)	51,913	8,025,231
Honeywell International Inc.	115,716	15,481,644
HP Inc.	238,344	4,137,652
Intel Corp.	704,512	38,128,189
International Business Machines Corp.	143,134	15,877,855
Johnson & Johnson	426,652	55,946,877
Johnson Controls International PLC	127,976	3,450,233
JPMorgan Chase & Co.	508,531	45,783,046
Kimberly-Clark Corp.	55,351	7,077,732
Marsh & McLennan Companies Inc.	81,427	7,040,178
McDonald’s Corp.	121,597	20,106,064
Merck & Co. Inc.	412,916	31,769,757
Microsoft Corp.	1,236,162	194,955,109
Morgan Stanley	190,624	6,481,216
NIKE Inc., Class B	201,338	16,658,706

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) March 31, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	226,170	$27,163,017
Pfizer Inc.	896,537	29,262,968
Philip Morris International Inc.	251,435	18,344,698
Procter & Gamble Co. (The)	404,092	44,450,120
Texas Instruments Inc.	152,013	15,190,659
United Technologies Corp.	131,870	12,439,297
Walmart Inc.	229,837	26,114,080

		1,272,261,035

Total Common Stocks — 99.5% (Cost: $1,716,374,482)		1,845,992,470

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(e)(f)	16,118,093	16,114,869
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(e)	4,906,000	4,906,000

		21,020,869

Total Short-Term Investments — 1.1% (Cost: $21,018,674)		21,020,869

Total Investments in Securities — 100.6% (Cost: $1,737,393,156)		1,867,013,339

Other Assets, Less Liabilities — (0.6)%		(11,445,019)

Net Assets — 100.0%		$1,855,568,320

(a)	All or a portion of this security is on loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	16,118,093	16,118,093	$16,114,869	$30,956	(b)	$(24,492)	$2,195
BlackRock Cash Funds: Treasury, SL Agency Shares	1,516,312	3,389,688	4,906,000	4,906,000	61,507		—	—

				$21,020,869	$92,463		$(24,492)	$2,195

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	46	06/19/20	$1,386	$66,874
FTSE 100 Index	13	06/19/20	908	88,379
S&P 500 E-Mini Index	61	06/19/20	7,838	(374,077)

				$(218,824)

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global 100 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$155,253

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$374,077

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,338,488)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(218,824)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,184,453

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,845,992,470	$—	$—	$1,845,992,470
Money Market Funds	21,020,869	—	—	21,020,869

	$1,867,013,339	$—	$—	$1,867,013,339

Derivative financial instruments(a)
Assets
Futures Contracts	$155,253	$—	$—	$155,253
Liabilities
Futures Contracts	(374,077)	—	—	(374,077)

	$(218,824)	$—	$—	$(218,824)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments March 31, 2020	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 4.3%
Verbund AG	594,241	$21,530,070

Canada — 10.5%
Boralex Inc., Class A	1,001,539	17,591,228
Canadian Solar Inc.(a)(b)	666,250	10,600,038
Innergex Renewable Energy Inc.	1,790,194	24,085,583

		52,276,849

China — 10.2%
GCL-Poly Energy Holdings Ltd.(a)	196,647,000	6,317,344
JinkoSolar Holding Co. Ltd., ADR(a)(b)	455,321	6,761,517
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	11,264,232	9,809,643
Xinyi Solar Holdings Ltd.	49,302,000	27,923,955

		50,812,459

Denmark — 6.5%
Vestas Wind Systems A/S	399,849	32,489,789

Germany —1.4%
Nordex SE(a)	904,457	7,046,152

Italy —1.8%
Falck Renewables SpA	1,698,531	8,904,825

New Zealand — 8.2%
Contact Energy Ltd.	5,402,616	18,448,943
Meridian Energy Ltd.	9,365,695	22,431,911

		40,880,854

Norway —3.4%
Scatec Solar ASA(c)	1,349,592	16,977,536

Spain — 7.4%
Siemens Gamesa Renewable Energy SA	2,433,167	36,656,264

United Kingdom — 3.8%
Atlantica Yield PLC	857,538	19,123,098

United States — 35.6%
Enphase Energy Inc.(a)(b)	1,154,858	37,290,365
First Solar Inc.(a)(b)	547,822	19,754,461
Ormat Technologies Inc.(b)	415,233	28,094,665
Plug Power Inc.(a)(b)	3,373,606	11,942,565
Renewable Energy Group Inc.(a)(b)	567,032	11,641,167
SolarEdge Technologies Inc.(a)(b)	359,755	29,456,739
SunPower Corp.(a)(b)	910,666	4,617,077
Sunrun Inc.(a)(b)	1,131,681	11,429,978

Security	Shares	Value

United States (continued)
TerraForm Power Inc., Class A	1,066,819	$16,823,736
TPI Composites Inc.(a)(b)	461,148	6,815,767

		177,866,520

Total Common Stocks — 93.1% (Cost: $510,793,954)		464,564,416

Preferred Stocks

Brazil — 6.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	9,275,535	15,768,410
Cia. Paranaense de Energia, Class B, Preference Shares, ADR, NVS	1,474,917	15,353,886

		31,122,296

Total Preferred Stocks — 6.2% (Cost: $47,440,123)		31,122,296

Short-Term Investments

Money Market Funds — 14.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(e)(f)	73,148,682	73,134,052
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(e)	460,000	460,000

		73,594,052

Total Short-Term Investments — 14.7% (Cost: $73,602,835)		73,594,052

Total Investments in Securities — 114.0% (Cost: $631,836,912)		569,280,764

Other Assets, Less Liabilities — (14.0)%		(70,053,508)

Net Assets — 100.0%		$499,227,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	24,723,541	48,425,141	73,148,682	$73,134,052	$321,620	(b)	$(10,269)	$(16,264)
BlackRock Cash Funds: Treasury, SLAgency Shares	305,777	154,223	460,000	460,000	6,608		—	—

				$73,594,052	$328,228		$(10,269)	$(16,264)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	4	04/28/20	$612	$6,755
S&P 500 E-Mini Index	22	06/19/20	2,827	151,775

				$158,530

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$158,530

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(233,238)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$158,530

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,515,591

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) March 31, 2020	iShares® Global Clean Energy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$464,564,416	$—	$—	$464,564,416
Preferred Stocks	31,122,296	—	—	31,122,296
Money Market Funds	73,594,052	—	—	73,594,052

	$569,280,764	$—	$—	$569,280,764

Derivative financial instruments(a)
Assets
Futures Contracts	$158,530	$—	$—	$158,530

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Corp. America Airports SA(a)(b)	395,292	$731,290

Australia — 9.2%
Atlas Arteria Ltd.	9,380,784	31,635,722
Qube Holdings Ltd.	22,459,871	29,555,121
Sydney Airport	15,463,769	52,907,127
Transurban Group	18,574,128	136,874,310

		250,972,280

Brazil — 0.4%
Centrais Eletricas Brasileiras SA, ADR	435,259	2,006,544
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	547,777	4,042,594
Ultrapar Participacoes SA, ADR	1,939,426	4,712,805

		10,761,943

Canada — 10.9%
Enbridge Inc.	5,191,701	149,475,468
Gibson Energy Inc.	372,430	4,251,932
Inter Pipeline Ltd.	1,055,548	6,244,223
Keyera Corp.	549,028	5,045,341
Pembina Pipeline Corp.	1,309,608	24,290,337
TC Energy Corp.	2,393,896	105,201,247
Westshore Terminals Investment Corp.(b)	611,428	5,618,771

		300,127,319

Chile — 0.3%
Enel Americas SA, ADR	1,177,623	7,136,395

China — 5.2%
Beijing Capital International Airport Co. Ltd., Class H	22,958,000	14,632,174
Beijing Enterprises Water Group Ltd.	9,824,000	3,840,421
CGN Power Co. Ltd., Class H(c)	16,313,000	3,746,293
China Gas Holdings Ltd.	3,385,600	11,793,624
China Merchants Port Holdings Co. Ltd.	18,200,000	20,804,294
China Resources Gas Group Ltd.	1,304,000	6,561,303
COSCO SHIPPING Ports Ltd.	23,912,000	11,538,128
Guangdong Investment Ltd.	4,662,000	8,986,089
Jiangsu Expressway Co. Ltd., Class H	17,144,000	19,132,694
Kunlun Energy Co. Ltd.	6,518,000	3,809,434
Shenzhen International Holdings Ltd.	13,295,000	24,357,042
Zhejiang Expressway Co. Ltd., Class H	19,990,000	13,926,899

		143,128,395

France — 5.6%
Aeroports de Paris	456,924	43,843,936
Engie SA	2,972,995	30,703,073
Gaztransport Et Technigaz SA	56,315	4,140,041
Getlink SE	6,086,361	73,394,100

		152,081,150

Germany — 0.9%
Fraport AG Frankfurt Airport Services Worldwide	516,012	20,892,572
Hamburger Hafen und Logistik AG	291,661	4,067,520

		24,960,092

Italy — 7.1%
ASTM SpA	518,676	9,094,497
Atlantia SpA	6,580,321	82,527,570
Enav SpA(c)	3,531,105	15,544,519
Enel SpA	12,485,419	86,841,961

		194,008,547

Security	Shares	Value

Mexico — 2.6%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	600,965	$16,189,997
Grupo Aeroportuario del Pacifico SAB de CV, ADR	527,339	28,444,666
Grupo Aeroportuario del Sureste SAB de CV, ADR	283,741	26,711,378

		71,346,041

Netherlands — 0.3%
Koninklijke Vopak NV	170,730	8,883,358

New Zealand — 1.4%
Auckland International Airport Ltd.	13,222,739	39,117,120

Singapore — 0.4%
Hutchison Port Holdings Trust, Class U	75,777,900	7,805,124
SIA Engineering Co. Ltd.	3,458,000	4,152,951

		11,958,075

Spain — 7.6%
Aena SME SA(c)	1,029,516	112,421,458
Iberdrola SA.	9,683,204	95,454,097

		207,875,555

Switzerland — 1.1%
Flughafen Zurich AG, Registered	266,910	30,068,927

United Kingdom — 3.4%
National Grid PLC	6,076,614	71,323,459
Signature Aviation PLC	10,168,346	20,803,600

		92,127,059

United States — 43.1%
American Electric Power Co. Inc.	800,109	63,992,718
American Water Works Co. Inc.	292,402	34,959,583
Cheniere Energy Inc.(a)	600,955	20,131,993
Consolidated Edison Inc.	537,570	41,930,460
Dominion Energy Inc.	1,330,821	96,071,968
DTE Energy Co.	296,954	28,201,721
Duke Energy Corp.	1,180,088	95,445,517
Edison International	579,512	31,751,462
Equitrans Midstream Corp.	520,188	2,616,546
Eversource Energy(b)	524,513	41,022,162
Exelon Corp.	1,574,271	57,948,916
FirstEnergy Corp.	873,872	35,016,051
Kinder Morgan Inc./DE	4,994,789	69,527,463
Macquarie Infrastructure Corp.	1,086,438	27,432,560
NextEra Energy Inc.	791,370	190,419,449
ONEOK Inc.	1,057,245	23,058,513
Public Service Enterprise Group Inc.	817,984	36,735,661
Sempra Energy	444,159	50,185,525
Southern Co. (The)	1,693,170	91,668,224
Targa Resources Corp.	594,389	4,107,228
WEC Energy Group Inc.	511,025	45,036,633
Williams Companies Inc. (The)	3,105,658	43,945,061
Xcel Energy Inc.	849,042	51,197,233

		1,182,402,647

Total Common Stocks — 99.5% (Cost: $3,455,489,736)		2,727,686,193

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) March 31, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	1,556,577	$2,646,181

Total Preferred Stocks — 0.1% (Cost: $5,453,086)		2,646,181

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(e)(f)	5,355,460	5,354,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(e)	4,288,000	4,288,000

		9,642,389

Total Short-Term Investments — 0.3% (Cost: $9,638,105)		9,642,389

Total Investments in Securities — 99.9% (Cost: $3,470,580,927)		2,739,974,763

Other Assets, Less Liabilities — 0.1%		1,671,874

Net Assets — 100.0%		$2,741,646,637

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,259,171	1,096,289	5,355,460	$5,354,389	$145,484	(b)	$(13,846)	$3,424
BlackRock Cash Funds: Treasury, SL Agency Shares	1,479,518	2,808,482	4,288,000	4,288,000	61,097		—	—

				$9,642,389	$206,581		$(13,846)	$3,424

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	22	06/18/20	$1,720	$41,362
DJ U.S. Real Estate	105	06/19/20	2,883	(178,323)
IBEX 35 Index	28	04/17/20	2,078	189,118
S&P/TSX 60 Index	37	06/18/20	4,233	(48,076)

				$4,081

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$230,480

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$226,399

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,583,328)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,081

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,903,326

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,727,686,193	$—	$—	$2,727,686,193
Preferred Stocks	2,646,181	—	—	2,646,181
Money Market Funds	9,642,389	—	—	9,642,389

	$2,739,974,763	$—	$—	$2,739,974,763

Derivative financial instruments(a)
Assets
Futures Contracts	$230,480	$—	$—	$230,480
Liabilities
Futures Contracts	(226,399)	—	—	(226,399)

	$4,081	$—	$—	$4,081

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments March 31, 2020	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 9.3%
Duratex SA	954,000	$1,719,797
Klabin SA	2,268,000	6,992,118
Suzano SA	1,072,628	7,401,642

		16,113,557

Canada — 5.7%
Canfor Corp.(a)	385,620	1,977,747
Interfor Corp.(a)	422,880	1,859,858
West Fraser Timber Co. Ltd.	317,040	5,978,398

		9,816,003

Finland — 10.7%
Metsa Board OYJ	633,300	3,452,207
Stora Enso OYJ, Class R	691,860	7,019,042
UPM-Kymmene OYJ	291,360	8,021,145

		18,492,394

Ireland — 4.4%
Smurfit Kappa Group PLC	273,900	7,729,809

Japan — 15.1%
Daio Paper Corp.	376,000	5,060,701
Nippon Paper Industries Co. Ltd.	328,600	4,684,502
Oji Holdings Corp.	1,784,100	9,568,745
Sumitomo Forestry Co. Ltd.	538,600	6,909,926

		26,223,874

South Africa — 1.2%
Sappi Ltd.(a)	1,721,640	2,024,325

Sweden — 15.9%
Holmen AB, Class B	312,600	8,607,172
Svenska Cellulosa AB SCA, Class B	1,861,380	18,871,748

		27,478,920

United Kingdom — 4.1%
Mondi PLC	420,420	7,199,151

Security	Shares	Value

United States — 33.1%
CatchMark Timber Trust Inc., Class A	308,880	$2,230,114
Domtar Corp.	196,740	4,257,454
International Paper Co.	209,340	6,516,754
PotlatchDeltic Corp.(b)	411,780	12,925,774
Rayonier Inc.(b)	603,780	14,219,019
Westrock Co.	237,660	6,716,271
Weyerhaeuser Co.	613,680	10,401,876

		57,267,262

Total Common Stocks — 99.5% (Cost: $257,545,744)		172,345,295

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	2,102,893	2,102,473
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	454,000	454,000

		2,556,473

Total Short-Term Investments — 1.5% (Cost: $2,555,582)		2,556,473

Total Investments in Securities — 101.0% (Cost: $260,101,326)		174,901,768

Other Assets, Less Liabilities — (1.0)%		(1,723,895)

Net Assets — 100.0%		$173,177,873

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,102,893	2,102,893	$2,102,473	$2,389	(b)	$(118)	$891
BlackRock Cash Funds: Treasury, SL Agency Shares	752,201	(298,201)	454,000	454,000	4,438		—	—

				$2,556,473	$6,827		$(118)	$891

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Timber & Forestry ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$172,345,295	$—	$—	$172,345,295
Money Market Funds	2,556,473	—	—	2,556,473

	$174,901,768	$—	$—	$174,901,768

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities

March 31, 2020

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$1,845,992,470	$495,686,712	$2,730,332,374	$172,345,295
Affiliated(c)	21,020,869	73,594,052	9,642,389	2,556,473
Cash	4,752	81,231	35,064	6,324
Foreign currency, at value(d)	2,050,378	606,049	3,153,693	25,464
Cash pledged:
Futures contracts	752,000	207,000	346,999	—
Foreign currency collateral pledged:
Futures contracts(e)	378,754	60,510	631,702	—
Receivables:
Investments sold	—	332,877	—	267,757
Securities lending income — Affiliated	6,674	48,839	15,783	515
Variation margin on futures contracts	—	—	143,547	—
Capital shares sold	—	332,504	1,545,234	—
Dividends	3,711,417	1,926,059	3,612,243	339,835
Tax reclaims	1,502,474	80,576	232,417	—
Foreign withholding tax claims	21,809	—	—	94,333

Total assets	1,875,441,597	572,956,409	2,749,691,445	175,635,996

LIABILITIES
Collateral on securities loaned, at value	16,137,468	73,147,771	5,363,454	2,101,550
Payables:
Investments purchased	3,009,441	332,504	1,545,234	124
Variation margin on futures contracts	94,938	37,744	—	—
Capital shares redeemed	—	—	—	285,211
Investment advisory fees	630,609	211,134	1,136,120	70,295
Professional fees	821	—	—	943

Total liabilities	19,873,277	73,729,153	8,044,808	2,458,123

NET ASSETS	$1,855,568,320	$499,227,256	$2,741,646,637	$173,177,873

NET ASSETS CONSIST OF:
Paid-in capital	$1,848,921,801	$625,750,814	$3,662,441,249	$267,116,416
Accumulated earnings (loss)	6,646,519	(126,523,558)	(920,794,612)	(93,938,543)

NET ASSETS	$1,855,568,320	$499,227,256	$2,741,646,637	$173,177,873

Shares outstanding	41,500,000	51,900,000	80,900,000	3,600,000

Net asset value	$44.71	$9.62	$33.89	$48.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$15,537,844	$71,018,714	$3,349,485	$2,079,459
(b) Investments, at cost — Unaffiliated	$1,716,374,482	$558,234,077	$3,460,942,822	$257,545,744
(c) Investments, at cost — Affiliated	$21,018,674	$73,602,835	$9,638,105	$2,555,582
(d) Foreign currency, at cost	$2,035,668	$600,772	$3,168,207	$25,384
(e) Foreign currency collateral pledged, at cost	$375,147	$60,374	$638,377	$—

See notes to financial statements.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended March 31, 2020

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$54,453,613	$5,746,285	$130,785,374	$4,105,059
Dividends — Affiliated	61,507	6,608	61,097	4,438
Securities lending income — Affiliated — net	30,956	321,620	145,484	2,389
Other income — Unaffiliated	1,370	—	—	64,998
Foreign taxes withheld	(2,808,894)	(741,335)	(8,356,171)	(177,862)
IRS Compliance fee for foreign withholding tax claims	—	—	—	102,397

Total investment income	51,738,552	5,333,178	122,635,784	4,101,419

EXPENSES
Investment advisory fees	8,239,730	1,653,503	14,567,869	1,064,093
Professional fees	177	—	—	—

Total expenses	8,239,907	1,653,503	14,567,869	1,064,093

Net investment income	43,498,645	3,679,675	108,067,915	3,037,326

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,938,825)	608,443	(20,181,700)	(4,340,794)
Investments —Affiliated	(24,492)	(10,269)	(13,846)	(118)
In-kind redemptions — Unaffiliated	155,387,240	10,335,981	31,988,797	4,399,722
Futures contracts	(1,338,488)	(233,238)	(2,583,328)	—
Foreign currency transactions	1,133	(104,924)	(291,795)	(47,254)

Net realized gain	150,086,568	10,595,993	8,918,128	11,556

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(262,913,913)	(84,299,680)	(900,144,028)	(57,422,754)
Investments —Affiliated	2,195	(16,264)	3,424	891
Futures contracts	(218,824)	158,530	4,081	—
Foreign currency translations	59,837	10,297	(39,834)	451

Net change in unrealized appreciation (depreciation)	(263,070,705)	(84,147,117)	(900,176,357)	(57,421,412)

Net realized and unrealized loss	(112,984,137)	(73,551,124)	(891,258,229)	(57,409,856)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,485,492)	$(69,871,449)	$(783,190,314)	$(54,372,530)

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,498,645	$45,836,906	$3,679,675	$3,713,701
Net realized gain (loss)	150,086,568	79,608,950	10,595,993	(6,288,318)
Net change in unrealized appreciation (depreciation)	(263,070,705)	2,352,493	(84,147,117)	11,666,002

Net increase (decrease) in net assets resulting from operations	(69,485,492)	127,798,349	(69,871,449)	9,091,385

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(45,515,159)	(42,460,909)	(4,615,502)	(4,413,876)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(60,711,857)	165,436,043	365,118,771	47,708,758

NET ASSETS
Total increase (decrease) in net assets	(175,712,508)	250,773,483	290,631,820	52,386,267
Beginning of year	2,031,280,828	1,780,507,345	208,595,436	156,209,169

End of year	$1,855,568,320	$2,031,280,828	$499,227,256	$208,595,436

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$108,067,915	$83,142,815	$3,037,326	$8,983,142
Net realized gain (loss)	8,918,128	(44,540,561)	11,556	57,899,867
Net change in unrealized appreciation (depreciation)	(900,176,357)	171,493,004	(57,421,412)	(141,914,436)

Net increase (decrease) in net assets resulting from operations	(783,190,314)	210,095,258	(54,372,530)	(75,031,427)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(107,312,974)	(86,415,467)	(4,788,449)	(9,560,479)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	806,319,774	198,463,264	(47,214,306)	(76,396,878)

NET ASSETS
Total increase (decrease) in net assets	(84,183,514)	322,143,055	(106,375,285)	(160,988,784)
Beginning of year	2,825,830,151	2,503,687,096	279,553,158	440,541,942

End of year	$2,741,646,637	$2,825,830,151	$173,177,873	$279,553,158

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Year Ended 03/31/20	Year Ended 03/31/19(a)	Year Ended 03/31/18(a)	Year Ended 03/31/17(a)		Year Ended 03/31/16(a)

Net asset value, beginning of year	$47.57	$45.54	$40.90	$36.07		$38.43

Net investment income(b)	1.06	1.14	1.02	1.05		1.03
Net realized and unrealized gain (loss)(c)	(2.83)	1.97	4.65	4.84		(2.34)

Net increase (decrease) from investment operations	(1.77)	3.11	5.67	5.89		(1.31)

Distributions(d)
From net investment income	(1.09)	(1.08)	(1.03)	(1.06)		(1.05)

Total distributions	(1.09)	(1.08)	(1.03)	(1.06)		(1.05)

Net asset value, end of year	$44.71	$47.57	$45.54	$40.90		$36.07

Total Return
Based on net asset value	(3.91)%	7.00%	13.97%	16.66	%(e)	(3.52)%

Ratios to Average Net Assets
Total expenses	0.40%	0.40%	0.40%	0.40%		0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40%	N/A	N/A	0.40%		N/A

Net investment income	2.11%	2.46%	2.30%	2.78%		2.78%

Supplemental Data
Net assets, end of year (000)	$1,855,568	$2,031,281	$1,780,507	$1,590,950		$1,630,166

Portfolio turnover rate(f)	5%	9%	8%	5%		5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Total return by 0.01%
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$9.75	$9.47	$8.54	$9.27	$11.86

Net investment income(a)	0.11	0.19	0.26	0.25	0.23
Net realized and unrealized gain (loss)(b)	(0.08)	0.32	0.90	(0.67)	(2.59)

Net increase (decrease) from investment operations	0.03	0.51	1.16	(0.42)	(2.36)

Distributions(c)
From net investment income	(0.16)	(0.23)	(0.23)	(0.31)	(0.23)

Total distributions	(0.16)	(0.23)	(0.23)	(0.31)	(0.23)

Net asset value, end of year	$9.62	$9.75	$9.47	$8.54	$9.27

Total Return
Based on net asset value	0.12%	5.69%	13.90%	(4.39)%	(20.17)%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	1.01%	2.13%	2.91%	2.86%	2.28%

Supplemental Data
Net assets, end of year (000)	$499,227	$208,595	$156,209	$80,235	$83,418

Portfolio turnover rate(d)	37%	42%	29%	35%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$44.78	$42.73	$42.18	$39.18	$41.89

Net investment income(a)	1.54	1.34	1.44	1.29	1.26
Net realized and unrealized gain (loss)(b)	(10.86)	2.10	0.45	2.88	(2.80)

Net increase (decrease) from investment operations	(9.32)	3.44	1.89	4.17	(1.54)

Distributions(c)
From net investment income	(1.57)	(1.39)	(1.34)	(1.17)	(1.17)

Total distributions	(1.57)	(1.39)	(1.34)	(1.17)	(1.17)

Net asset value, end of year	$33.89	$44.78	$42.73	$42.18	$39.18

Total Return
Based on net asset value	(21.75)%	8.40%	4.37%	10.85%	(3.55)%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	3.38%	3.15%	3.24%	3.22%	3.21%

Supplemental Data
Net assets, end of year (000)	$2,741,647	$2,825,830	$2,503,687	$1,560,481	$932,422

Portfolio turnover rate(d)	9%	19%	11%	23%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of year	$63.82	$78.11	$57.39	$47.07		$54.68

Net investment income(a)	0.79	1.57	0.82	1.06	(b)	0.66
Net realized and unrealized gain (loss)(c)	(15.27)	(14.25)	20.75	10.14		(7.30)

Net increase (decrease)from investment operations	(14.48)	(12.68)	21.57	11.20		(6.64)

Distributions(d)
From net investment income	(1.24)	(1.61)	(0.85)	(0.88)		(0.97)

Total distributions	(1.24)	(1.61)	(0.85)	(0.88)		(0.97

Net asset value, end of year	$48.10	$63.82	$78.11	$57.39		$47.07

Total Return
Based on net asset value	(23.04)%	(16.22)%	37.92%	24.18	%(b)	(12.25)%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.51%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.46%	N/A	0.48%		N/A

Net investment income	1.30%	2.17%	1.21%	2.09	%(b)	1.33%

Supplemental Data
Net assets, end of year (000)	$173,178	$279,553	$440,542	$234,161		$180,739

Portfolio turnover rate(e)	10%	18%	31%	17%		22%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.14.
•	Total return by 0.30%.
•	Ratio of net investment income to average net assets by 0.27%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100(a)	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss)from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Global 100
Citigroup Global Markets Inc.	$12,082,125	$12,082,125	$—	$—
HSBC Bank PLC	4,648	4,648	—	—
Morgan Stanley & Co. LLC	3,451,071	3,451,071	—	—

	$15,537,844	$15,537,844	$—	$—

Global Clean Energy
Barclays Bank PLC	$127,784	$127,784	$—	$—
Barclays Capital Inc.	82,713	82,713	—	—
BMO Capital Markets	53,378	50,041	—	(3,337	)(b)
BNP Paribas Prime Brokerage International Ltd.	1,408,938	1,371,043	—	(37,895	)(b)
Citigroup Global Markets Inc.	5,733,683	5,733,683	—	—
Credit Suisse AG	2,244,901	2,244,901	—	—
Credit Suisse Securities (USA) LLC	1,002,524	1,002,524	—	—
Deutsche Bank Securities Inc.	2,956	2,956	—	—
Goldman Sachs & Co.	21,245,691	21,245,691	—	—
JPMorgan Securities LLC	19,383,281	19,383,281	—	—
Morgan Stanley & Co. LLC	8,047,675	8,047,675	—	—
National Financial Services LLC	1,469,574	1,469,574	—	—
Natixis Securities Americas LLC	212,888	212,888	—	—
Nomura Securities International Inc.	346,704	346,704	—	—
Scotia Capital (USA) Inc.	720,258	720,258	—	—
UBS AG	8,294,892	8,294,892	—	—
Wells Fargo Securities LLC	640,874	640,874	—	—

	$71,018,714	$70,977,482	$—	$(41,232)

Global Infrastructure
BofA Securities, Inc.	$2,303,563	$2,303,563	$—	$—
JPMorgan Securities LLC	98,329	98,329	—	—
Morgan Stanley & Co. LLC	306,915	306,915	—	—
National Financial Services LLC	69,745	69,745	—	—
Natixis Securities Americas LLC	570,933	570,933	—	—

	$3,349,485	$3,349,485	$—	$—

Global Timber & Forestry
Deutsche Bank Securities Inc.	$18,834	$18,834	$—	$—
Goldman Sachs & Co.	2,060,625	2,060,625	—	—

	$2,079,459	$2,079,459	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equalization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (continued)

will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global 100	$7,419
Global Clean Energy	87,950
Global Infrastructure	36,699
Global Timber & Forestry	607

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global 100	$9,920,363	$5,033,515	$(15,980)
Global Clean Energy	2,522,372	—	—
Global Infrastructure	4,120,514	8,681,880	(341,750)
Global Timber & Forestry	24,131	546,694	(250,918)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Global 100	$117,719,741	$104,478,190
Global Clean Energy	146,639,881	135,405,048
Global Infrastructure	370,672,987	297,220,401
Global Timber & Forestry	23,693,617	22,478,637

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$293,665,152	$371,315,654
Global Clean Energy	380,303,121	26,238,034
Global Infrastructure	839,304,633	121,844,129
Global Timber & Forestry	34,603,790	77,401,677

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Global 100	$148,726,581	$(148,726,581)
Global Clean Energy	8,713,542	(8,713,542)
Global Infrastructure	28,225,054	(28,225,054)
Global Timber & Forestry	410,790	(410,790)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Global 100 Ordinary income	$45,515,159	$42,460,909

Global Clean Energy Ordinary income	$4,615,502	$4,413,876

Global Infrastructure Ordinary income	$107,312,974	$86,415,467

Global Timber & Forestry Ordinary income	$4,788,449	$9,560,479

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Losses (c)	Total
Global 100	$11,718,041	$(73,980,341)	$68,908,819	$—	$6,646,519
Global Clean Energy	—	(57,255,565)	(69,189,161)	(78,832)	(126,523,558)
Global Infrastructure	11,218,799	(151,587,611)	(780,425,800)	—	(920,794,612)
Global Timber & Forestry	—	(4,917,787)	(88,993,889)	(26,867)	(93,938,543)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, foreign withholding tax reclaims and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2020, the iShares Global Clean Energy ETF utilized $43,779 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,798,146,340	$395,958,562	$(327,091,563)	$68,866,999
Global Clean Energy	638,484,378	15,681,960	(84,878,819)	(69,196,859)
Global Infrastructure	3,520,531,373	137,683,351	(918,057,557)	(780,374,206)
Global Timber & Forestry	263,985,357	3,326,819	(92,410,408)	(89,083,589)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.
Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares		Amount
Global 100
Shares sold	6,250,000	$316,754,780	8,400,000	(a)	$388,947,876
Shares redeemed	(7,450,000)	(377,466,637)	(4,800,000	)(a)	(223,511,833)

Net increase(decrease)	(1,200,000)	$(60,711,857)	3,600,000		$165,436,043

Global Clean Energy
Shares sold	33,000,000	$391,505,957	6,000,000		$56,922,819
Shares redeemed	(2,500,000)	(26,387,186)	(1,100,000)		(9,214,061)

Net increase	30,500,000	$365,118,771	4,900,000		$47,708,758

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Global Infrastructure
Shares sold	20,500,000	$930,076,317	9,900,000	$422,092,787
Shares redeemed	(2,700,000)	(123,756,543)	(5,400,000)	(223,629,523)

Net increase	17,800,000	$806,319,774	4,500,000	$198,463,264

Global Timber & Forestry
Shares sold	600,000	$38,385,351	1,500,000	$118,633,716
Shares redeemed	(1,380,000)	(85,599,657)	(2,760,000)	(195,030,594)

Net decrease	(780,000)	$(47,214,306)	(1,260,000)	$(76,396,878)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Global 100 ETF and iShares Global Timber & Forestry ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Global 100 ETF, iShares Global Clean Energy ETF,

iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Global 100	62.03%
Global Clean Energy	26.75%
Global Infrastructure	35.35%
Global Timber & Forestry	27.04%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Global 100	$54,772,706
Global Clean Energy	5,470,127
Global Infrastructure	123,300,020
Global Timber & Forestry	3,611,727

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Business Income
Global 100	$218,235

For the fiscal year ended March 31, 2020, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Clean Energy	$6,629,996	$482,495
Global Infrastructure	88,883,089	8,333,719
Global Timber & Forestry	3,016,107	2,397

IMPORTANT TAX INFORMATION	41

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global 100(a)	$1.063271	$—	$0.024367	$1.087638	98%	—%	2%	100%
Global Clean Energy(a)	0.140127	—	0.019699	0.159826	88	—	12	100
Global Infrastructure(a)	1.475220	—	0.092841	1.568061	94	—	6	100
Global Timber & Forestry(a)	1.027174	—	0.210661	1.237835	83	—	17	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global 100 ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	7	0.53
Greater than 0.0% and Less than 0.5%	598	45.30
At NAV	36	2.73
Less than 0.0% and Greater than –0.5%	659	49.92
Less than –0.5% and Greater than –1.0%	17	1.29
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

SUPPLEMENTAL INFORMATION	43

Supplemental Information  (unaudited) (continued)

iShares Global Clean Energy ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	26	1.97%
Greater than 0.5% and Less than 1.0%	173	13.11
Greater than 0.0% and Less than 0.5%	749	56.73
At NAV	19	1.44
Less than 0.0% and Greater than –0.5%	298	22.58
Less than –0.5% and Greater than –1.0%	45	3.41
Less than –1.0% and Greater than –1.5%	8	0.61
Less than –1.5% and Greater than –2.0%	2	0.15

	1,320	100.00%

iShares Global Infrastructure ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	37	2.80
Greater than 0.0% and Less than 0.5%	792	60.00
At NAV	33	2.50
Less than 0.0% and Greater than –0.5%	423	32.05
Less than –0.5% and Greater than –1.0%	28	2.12
Less than –1.0% and Greater than –1.5%	4	0.30

	1,320	100.00%

iShares Global Timber & Forestry ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	18	1.36
Greater than 0.0% and Less than 0.5%	638	48.33
At NAV	28	2.12
Less than 0.0% and Greater than –0.5%	587	44.47
Less than –0.5% and Greater than –1.0%	40	3.03
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08

	1,320	100.00%

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO;Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017);Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	47

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-303-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Global Comm Services ETF | IXP | NYSE Arca
•	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
•	iShares Global Consumer Staples ETF | KXI | NYSE Arca
•	iShares Global Energy ETF | IXC | NYSE Arca
•	iShares Global Financials ETF | IXG | NYSE Arca
•	iShares Global Healthcare ETF | IXJ | NYSE Arca
•	iShares Global Industrials ETF | EXI | NYSE Arca
•	iShares Global Materials ETF | MXI | NYSE Arca
•	iShares Global Tech ETF | IXN | NYSE Arca
•	iShares Global Utilities ETF | JXI | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets posted a significantly negative return during the 12 months ended March 31, 2020 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -11.26% in U.S. dollar terms for the reporting period.

The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinct parts. Prior to the outbreak, global equities posted solid returns, supported by slowing but resilient growth and accommodative monetary policy from major central banks. Equity markets ended 2019 on a positive note, as a trade agreement between the U.S. and China helped alleviate one of the world economy’s most significant risks.

However, global equity markets were upended by the emergence and spread of the coronavirus in 2020. The outbreak began in China, where measures to slow the spread of the virus included stay-at-home orders, which closed factories and disrupted global supply chains. The virus then began to spread to other countries around the globe, and affected countries began limiting economic activity in an attempt to contain it. As the extent of the outbreak became apparent in February 2020, and the economic activity of countries worldwide was disrupted by restrictions on travel and work, global equity prices declined sharply. Market volatility continued throughout March 2020, as investors struggled to project the length of the disruption and its ultimate economic impact. In the midst of this volatile environment, a dispute over oil production between Russia and Saudi Arabia led to a sudden decline in oil prices, further dampening market sentiment.

In the U.S., as state and local governments issued shelter-in-place orders and restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Travel, leisure, and industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had hovered near a 50-year low, increased dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March 2020, far surpassing the previous record.

In response to the crisis, the U.S. federal government enacted a $2 trillion stimulus program designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. The U.S. Federal Reserve Bank (“the Fed”), also responded to the crisis with two emergency interest rate reductions in March 2020 and a new bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and asset-backed securities.

Europe was similarly affected by the coronavirus, with Italy, Spain, and France among the countries with the most confirmed cases. European stocks declined significantly as some countries issued lockdown orders to contain the virus’ spread. To mitigate the economic impact of this disruption, many countries individually implemented fiscal stimulus plans designed to protect affected businesses and workers. The European Central Bank (“ECB”) also sought to steady markets with a €750 billion bond buying program and signaled openness to further stimulus.

Asia-Pacific and emerging market equities also declined substantially, despite some initial signs that the outbreak was beginning to slow down. The Chinese economy struggled initially due to widespread business and factory closures, then later from a lack of demand, as other affected countries decreased their imports of Chinese goods and cancelled existing orders.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Global Comm Services ETF

Investment Objective

The iShares Global Comm Services ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.70)%	0.11%	4.60%	(5.70)%	0.53%	56.81%
Fund Market	(5.63)	0.15	4.59	(5.63)	0.75	56.69
Index(a)	(5.31)	0.08	4.52	(5.31)	0.41	55.66
S&P Global 1200 Communication Services Sector Index™	(4.87)	0.18	4.57	(4.87)	0.88	56.27
S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index™(b)	(5.37)	N/A	N/A	(5.37)	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM, which, effective as of June 24, 2019, replaced the S&P Global 1200 Communication Services Sector IndexTM as the underlying index of the fund.

(b)	The inception date of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM was February 11, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$910.50	$2.15		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Comm Services ETF

Portfolio Management Commentary

Global communication services stocks declined during the reporting period in a rapidly changing environment complicated by the coronavirus outbreak. While the global streaming entertainment market grew, the introduction of new services increased competition. The coronavirus outbreak led consumers to spend more time at home, leading to higher viewership and interactive video use, but communication services stocks declined amid the resulting economic disruptions.

U.S. media stocks detracted the most from the Index’s return. For much of the reporting period, costs associated with consolidation in the industry, reduced revenue from advertising, and the loss of traditional cable customers due to competition from streaming services weighed on returns. Following the coronavirus outbreak, stocks declined sharply on expectations that economic disruption could reduce consumer spending on media, accelerating the loss of cable subscriptions and reducing advertising revenues. The cancellation of major revenue-generating sporting events, such as the Olympics, as well as the closure of theme parks, to which the industry is exposed, was also detrimental.

The U.S. telecommunications services industry also detracted from the Index’s return. Despite expectations of higher demand for streaming services due to ongoing stay-at-home orders, diversified telecommunication services stocks nevertheless declined. Concerns that the impending recession would lower disposable incomes and lead to reduced subscription revenue drove the industry lower. Anticipated supply disruptions from China, especially of 5G equipment and smartphones, and the suspension of planned stock buybacks also weighed on returns.

Telecommunications services stocks in the U.K. were also Index detractors. Concerns about possible government intervention in the industry, declining revenues due to the highly competitive environment, and increased costs associated with the rollout of 5G networks weighed on returns. The French media and entertainment industry also detracted meaningfully from the Index’s return on declining advertising revenues, exacerbated by concerns about the economic effects of the coronavirus outbreak.

On the upside, the Japanese telecommunications services industry contributed to the Index’s returns. Stocks gained amid expanding 5G networks and new plans and services that take advantage of the technology.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	42.6%
Diversified Telecommunication Services	20.9
Entertainment	15.5
Wireless Telecommunication Services	10.6
Media	10.4

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	64.2%
China	9.9
Japan	9.4
Canada	2.9
United Kingdom	2.8
France	2.0
Germany	1.7
Spain	1.2
Australia	0.8
South Korea	0.8

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Global Consumer Discretionary ETF

Investment Objective

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(14.71)%	2.49%	8.97%	(14.71)%	13.09%	136.00%
Fund Market	(14.95)	2.47	8.92	(14.95)	12.95	135.00
Index(a)	(14.76)	2.57	8.97	(14.76)	13.55	136.10
S&P Global 1200 Consumer Discretionary Sector Index™	(12.20)	3.18	9.29	(12.20)	16.97	143.13
S&P Global 1200 Consumer Discretionary (Sector) Capped Index™(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

Index performance through September 22, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM. Index performance beginning on September 23, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM, which, effective as of September 23, 2019, replaced the S&P Global 1200 Consumer Discretionary Sector IndexTM as the underlying index of the fund.

(b)	The inception date of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM was May 20, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$799.20	$2.02		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Consumer Discretionary ETF

Portfolio Management Commentary

Global consumer discretionary stocks declined for the reporting period, due largely to the economic effects of the coronavirus outbreak. In the U.S., which represented approximately 59% of the Index on average, the hotels, resorts, and cruise lines industry detracted the most from the Index’s performance. Cruise lines declined substantially following a series of negative developments, including cruise ship passengers contracting the virus, a subsequent U.S. State Department recommendation that Americans avoid travel on cruise ships, and President Trump’s ban on travel from European countries. Travel restrictions and bans on large gatherings weighed on the hotels industry, as bookings declined precipitously. U.S.-based restaurants companies were similarly pressured by coronavirus fallout, as many states mandated restaurant closures or limited the scope of their services. The prospect of a prolonged disruption and uncertainty surrounding the extent of the restrictions further dampened performance.

The U.S. retail industry also detracted from the Index’s return. Even before the potential economic effects of the coronavirus outbreak began to emerge, major home improvement retailers struggled due to competition within the space. Automotive retailers and apparel companies were negatively affected by the widespread closure of non-essential businesses. Auto parts sellers declined sharply, as social distancing rules kept consumers at home and driving less. With shoppers buying mainly essential items and a recession looming, stocks of discount apparel retailers faced steep selloffs.

Also within the U.S., the homebuilding industry detracted from the Index’s performance. Global supply chain disruptions and an anticipated decline in demand for new homes as unemployment claims reached record levels weighed on homebuilding companies.

Companies based in Germany also detracted from the Index’s performance, notably those in the automobiles and auto parts and equipment industries. German automobile manufacturers halted production to curb the spread of the coronavirus, and warned of the potential for significant declines in sales and profits. Factory shutdowns by automakers also weighed on German auto parts suppliers.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retailing	41.5%
Consumer Durables & Apparel	23.4
Automobiles & Components	18.6
Consumer Services	16.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	54.1%
Japan	18.0
France	8.4
Germany	5.0
United Kingdom	4.2
China	1.5
Switzerland	1.3
Australia	1.3
Canada	1.3
Netherlands	1.0

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® Global Consumer Staples ETF

Investment Objective

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.10)%	3.29%	7.56%	(5.10)%	17.57%	107.28%
Fund Market	(5.27)	3.28	7.54	(5.27)	17.51	106.87
Index(a)	(5.23)	3.21	7.53	(5.23)	17.11	106.70
S&P Global 1200 Consumer Staples Sector Index™	(5.31)	3.19	7.52	(5.31)	17.01	106.45
S&P Global 1200 Consumer Staples (Sector) Capped Index™(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM, which, effective as of June 24, 2019, replaced the S&P Global 1200 Consumer Staples Sector IndexTM as the underlying index of the fund.

(b)	The inception date of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM was May 20, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$885.40	$2.12		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Consumer Staples ETF

Portfolio Management Commentary

Global consumer staples stocks declined during the reporting period, as a sharp downturn caused by the economic impact of the coronavirus outbreak erased earlier gains for the sector. In the U.K., the most significant detractor from the Index’s return, tobacco companies were a source of weakness, pressured by decreasing sales of tobacco products in the U.S., a major market. The distillers and vintners industry also detracted from the Index’s performance. Before coronavirus containment efforts prompted governments in many countries to close bars and restaurants, the industry performed strongly based on prospects for increased sales of scotch and beer. However, the likelihood of lower sales due to restrictions on social gatherings, particularly in Asia, led to substantially lower expectations for 2020 profits.

Distillers were not the only companies in the beverages industry to feel an impact from the coronavirus, as the Belgian brewers industry was another area of weakness for the Index. Prior to the coronavirus outbreak, the industry faced headwinds from the growth in popularity of hard seltzer drinks, which reduced brewers’ market share. After the outbreak, with consumers unable to drink at bars or sporting events, profits declined.

The household and personal products industry in the Netherlands also detracted notably from the Index’s return. The industry experienced a slowdown in sales, particularly in regions such as India and the Middle East. U.S.-based companies also struggled, especially in the tobacco industry. Cigarette makers declined after the implementation of coronavirus-related distancing measures halted production at manufacturing facilities in the U.S. and Italy.

On the upside, the packaged foods and meats industry in Switzerland contributed the most to the Index’s return. Swiss global food manufacturers benefited from significant growth in net profits driven by a focus on meeting consumer demand for premium offerings in faster-growing areas, such as coffee and plant-based food products. Swiss food makers also posted strong gains on the basis of chocolate sales growth in Europe and the opening of new stores.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Packaged Foods & Meats	23.8%
Household Products	17.1
Tobacco	10.6
Personal Products	10.4
Hypermarkets & Super Centers	9.8
Soft Drinks	9.8
Food Retail	6.5
Distillers & Vintners	4.9
Brewers	4.4
Drug Retail	1.2
Other (each representing less than 1%)	1.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	51.6%
United Kingdom	11.4
Switzerland	10.5
Japan	7.8
France	5.0
Netherlands	4.3
Canada	1.7
Australia	1.5
Belgium	1.3
Sweden	1.0

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® Global Energy ETF

Investment Objective

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(45.73)%	(10.26)%	(3.98)%	(45.73)%	(41.81)%	(33.37)%
Fund Market	(46.28)	(10.45)	(4.10)	(46.28)	(42.42)	(34.23)
Index	(46.04)	(10.50)	(4.09)	(46.04)	(42.57)	(34.11)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$584.90	$1.78		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Energy ETF

Portfolio Management Commentary

Global energy stocks posted sharply negative returns during the reporting period as the price of oil declined by approximately 64%. Oil prices fluctuated throughout 2019 but remained low despite production cuts by OPEC and reduced capacity due to geopolitical tensions in the Middle East. Demand for crude oil slumped as expectations for global economic growth were revised lower due to the ongoing trade dispute between the U.S. and China, the world’s top consumers of oil, which further weighed on oil prices.

In early 2020, energy markets experienced twin supply and demand shocks, which drove down the price of oil to $20 per barrel, a 21-year low. A disagreement between Saudi Arabia and Russia, the second and third largest oil producers in the world, raised expectations for a large increase in oil production. On the demand side, the global spread of the coronavirus led to an economic standstill. As businesses closed, consumers stayed home, airlines canceled flights, and the demand for oil sank.

Oil, gas, and consumable fuels stocks in the U.S., the U.K., and Canada, which together constituted approximately 75% of the Index on average for the reporting period, were the primary detractors from return. The industry, which relies heavily on borrowing, struggled amid credit downgrades and defaults. Multinational integrated oil and gas companies with heavy debt loads reduced capital expenses and considered suspending dividends and stock buyback programs. Oil and gas exploration and production companies scaled back drilling operations and lowered production estimates as oil declined well below $50 per barrel. As drillers reduced capital spending budgets and production targets, oil and gas storage and transportation companies, whose profits are determined by the volume of oil moved, struggled due to lower activity. Refiners, who use oil as an input and typically benefit when prices fall, were negatively affected by travel restrictions, which led to lower demand for their finished product.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	62.2%
Oil & Gas Storage & Transportation	13.4
Oil & Gas Exploration & Production	13.2
Oil & Gas Refining & Marketing	7.5
Oil & Gas Equipment & Services	3.4
Other (each representing less than 1%)	0.3

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	46.8%
United Kingdom	17.9
Canada	12.8
France	8.1
China	2.4
Italy	2.4
Australia	2.0
Brazil	1.8
Japan	1.4
Finland	1.2

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
	1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	(20.85	)%(a)	(1.06)%	2.64%	(20.85	)%(a)	(5.18)%	29.76%
Fund Market	(20.72)		(1.03)	2.66	(20.72)		(5.07)	30.03
Index	(20.76)		(1.01)	2.70	(20.76)		(4.94)	30.59

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$749.50	$1.97		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Financials ETF

Portfolio Management Commentary

Global financials stocks declined sharply for the reporting period. Despite solid gains during 2019, financials stocks struggled amid the sudden decrease in economic activity following the coronavirus outbreak, which led to expectations of a global recession and weighed heavily on financials stocks.

Financials stocks in the U.S., which constituted approximately 48% of the Index on average during the reporting period, were the leading detractors from the Index’s return. Prior to the coronavirus outbreak, financials companies — particularly banks, supported by increased deposits, higher trading revenues, and a rise in consumer lending — posted solid returns. Following the outbreak, social distancing measures aimed at slowing the spread of the virus negatively affected banks, which lend to companies in many industries that were disrupted by broad shutdowns. Concerns that an impending recession would reduce the demand for loans and increase the risk of loan defaults weighed heavily on industry returns, as did the Fed’s emergency interest rate cuts, which are likely to pressure profitability, particularly for banks that already had low deposit costs.

Diversified financials stocks also detracted from the Index’s return. The consumer finance industry struggled due to a sharp decline in consumer transactions, a major source of credit card company revenues. Among capital markets stocks, investment banks and asset managers declined amid expectations of reduced underwriting and advisory fees due to reductions in capital-raising, fewer assets under management, and lower asset valuations.

U.K. and Australian banks were also notable detractors from the Index’s return, struggling with the pessimistic revenue outlook from a reduction in loans due to the economic effects of the pandemic. At the end of reporting period, U.K. banks announced that they would comply with the Bank of England’s request to suspend stock buybacks and dividends to shareholders, driving their stock prices sharply lower. Australian bank stocks also weakened after a suspension of dividend payments. An interest rate decrease by Australia’s central bank, which was passed directly to consumers in the form of lower mortgage rates, further weighed on the industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	47.5%
Insurance	23.6
Capital Markets	18.1
Diversified Financial Services	8.8
Consumer Finance	2.0
Equity Real Estate Investment Trusts (REITs)	0.0	(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	48.2%
Canada	7.8
United Kingdom	6.6
Japan	5.3
China	5.2
Australia	4.5
Switzerland	3.5
Hong Kong	3.3
Germany	3.2
France	1.9

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.23%	4.49%	10.94%	1.23%	24.54%	182.47%
Fund Market	1.38	4.49	10.95	1.38	24.55	182.72
Index	1.21	4.55	11.00	1.21	24.94	183.94

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,005.40	$2.26		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Healthcare ETF

Portfolio Management Commentary

Global healthcare stocks advanced modestly during the reporting period. Healthcare stocks gained throughout most of the reporting period amid supportive secular trends including an aging population and the associated higher demand for healthcare goods and services around the world. Although the sharp market decline due to economic uncertainty surrounding the coronavirus outbreak largely reversed these gains, healthcare stocks recovered somewhat to end the reporting period with positive overall returns. Pharmaceuticals stocks based in Switzerland were the leading contributors to the Index’s return, advancing due to strong sales growth of multiple sclerosis and hemophilia treatments. The U.S. Food and Drug Administration’s emergency approval of a coronavirus test produced by a Swiss pharmaceutical manufacturer also bolstered performance.

Japanese healthcare stocks also contributed to the Index’s return, with healthcare equipment and supplies manufacturers and pharmaceuticals companies driving the country’s gains. Medical equipment makers were key beneficiaries of rising demand for goods and services from the expanding elderly population. Manufacturers of remote monitoring equipment for conditions such as diabetes gained amid the country’s rising healthcare expenditures and an ongoing shift from onsite to home-based medical care. In the pharmaceuticals industry, strong revenues from new and existing therapies for blood disorders, vaccines, and cancer treatments bolstered performance.

On the downside, healthcare stocks in the U.S. weighed on performance. Much of the detraction stemmed from sharp market declines that began in mid-February 2020 as concerns about the economic impact of the coronavirus mounted. The healthcare equipment and supplies industry was the largest detractor, as a reduction in elective procedures caused lower demand for many types of medical equipment. The pharmaceuticals industry struggled during much of the reporting period, weighed down by competition from generic drug manufacturers. Following the emergence of the coronavirus, drug makers declined due to concerns about production disruptions, as the majority of their ingredients are sourced from Asia, where manufacturing activity slowed or stopped. Expectations of slower sales to China, a large market for U.S. pharmaceutical companies, and delayed drug development schedules also suppressed performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	46.2%
Health Care Equipment & Supplies	20.5
Health Care Providers & Services	13.7
Biotechnology	13.3
Life Sciences Tools & Services	5.6
Health Care Technology	0.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	67.0%
Switzerland	10.8
Japan	6.4
United Kingdom	4.6
Denmark	2.6
Germany	2.2
Australia	2.1
France	2.1
Netherlands	0.8
Belgium	0.4

FUND SUMMARY	15

Fund Summary as of March 31, 2020	iShares® Global Industrials ETF

Investment Objective

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(18.08)%	1.69%	5.96%	(18.08)%	8.72%	78.46%
Fund Market	(18.14)	1.65	5.95	(18.14)	8.55	78.18
Index	(17.98)	1.67	5.93	(17.98)	8.66	77.92

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$788.00	$2.01		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Industrials ETF

Portfolio Management Commentary

Global industrials stocks declined sharply during the reporting period as losses due to the coronavirus outbreak erased earlier gains from 2019. Easing trade tensions between the U.S. and China and loosening monetary policies by central banks benefited industrials stocks in 2019. In 2020, however, the coronavirus outbreak and international efforts to contain the pandemic led to a disruption of global manufacturing, which weighed heavily on industrials stocks.

The U.S. capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment. Aerospace and defense companies struggled as travel volumes dwindled due to the coronavirus outbreak, and airlines cancelled or delayed orders for new aircraft to preserve capital, hindering U.S. aircraft and component manufacturers. Government directives for workers to stay home forced factory closures, leading to reduced production. Investor concerns surrounding supply chain disruptions for parts needed for manufacturing and ongoing technical problems with some aircraft also weighed on returns.

The global economic slowdown also weighed on U.S. industrial conglomerates stocks, whose declines were exacerbated by oil price volatility amid intense competition between Saudi Arabia and Russia due to the industry’s sizable exposure to energy companies. The machinery industry also weighed on performance amid expectations of reduced demand, particularly from energy and mining companies. Supply disruptions, especially in Asia, where many factories were forced to shut down, also had a negative effect on the industry.

U.S. transportation stocks also detracted from the Index’s return. As governments imposed travel restrictions, air travel was sharply curtailed, which hindered airline stocks. The road and rail industry was similarly affected due to reduced demand for cargo transport.

Outside of the U.S., Japanese and French industrials stocks were smaller, although meaningful, detractors from the Index’s returns. In both countries, the capital goods industry was the largest detractor as French and Japanese factories were forced to shut down in early 2020 to comply with government policies designed to reduce the spread of the coronavirus.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Capital Goods	66.5%
Transportation	21.2
Commercial & Professional Services	12.3

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	50.9%
Japan	16.7
France	7.0
United Kingdom	5.4
Canada	3.5
Sweden	3.4
Germany	3.3
Switzerland	2.6
Australia	1.3
Denmark	1.3

FUND SUMMARY	17

Fund Summary as of March 31, 2020	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(19.66)%	(0.17)%	(0.12)%	(19.66)%	(0.87)%	(1.17)%
Fund Market	(19.69)	(0.16)	(0.13)	(19.69)	(0.81)	(1.26)
Index	(19.57)	(0.07)	0.05	(19.57)	(0.37)	0.47

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$800.50	$2.03		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Materials ETF

Portfolio Management Commentary

Global materials stock prices declined sharply during the reporting period, primarily due to the coronavirus outbreak. Materials stocks advanced in 2019 despite uncertainty about global growth and trade tensions between the U.S. and China, which negatively affected commodities and chemicals due to China’s leading role in demand in both industries. The coronavirus pandemic exacerbated weaknesses in the materials sector, as quarantine orders by governments forced mining operations to close and lower manufacturing activity in China led to a sharp reduction in demand for chemicals.

Materials stocks in the U.S. detracted the most from the Index’s performance, led by the chemicals industry. Before the outbreak, the industry was weighed down by costly reorganization and concerns regarding legal liability tied to environmental impacts of specialty chemicals products. As the outbreak continued, concerns about lower demand for chemicals, particularly from the construction and automotive industries, mounted. To slow the spread of the virus, commodity chemicals companies closed plants and refineries. Chemical manufacturing was also affected by lower supplies of raw materials, many of which are produced in China, further weighing on the industry.

Detraction among U.K. materials stocks was driven by the diversified metals and mining industry, which struggled even before the pandemic amid weakening production of metals such as iron and copper, and sharply falling prices for commodities such as cobalt. After the onset of the coronavirus pandemic, commodities metals prices dropped further and companies were forced to reduce or close some of their operations to comply with government restrictions, which reduced the global supply of metals.

Materials stocks in Australia and Germany were also meaningful detractors. In Australia, metals and mining companies were challenged as decreased manufacturing in China due to ongoing trade tensions with the U.S reduced demand for commodities such as steel. The pandemic further reduced demand for commodities such as copper and forced mining companies to modify operations, threatening supply. In Germany, lower demand from auto makers weighed on chemicals companies, the largest materials detractors.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Chemicals	54.1%
Metals & Mining	31.1
Containers & Packaging	6.2
Construction Materials	5.6
Paper & Forest Products	3.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	28.8%
Australia	9.4
United Kingdom	8.6
Ireland	8.4
Japan	8.1
Canada	8.1
Germany	5.0
Switzerland	4.7
France	4.5
Netherlands	2.8

FUND SUMMARY	19

Fund Summary as of March 31, 2020	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.33%	14.79%	13.37%	8.33%	99.34%	250.79%
Fund Market	8.16	14.75	13.34	8.16	98.93	249.94
Index	8.43	14.92	13.62	8.43	100.46	258.70

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$996.60	$2.25		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Tech ETF

Portfolio Management Commentary

Global information technology stocks advanced during the reporting period. Technology companies gained throughout most of the reporting period amid strong sales and earnings. The sector benefited from loosening global monetary policy and progress in reducing trade tensions. Although the sharp market decline due to economic uncertainty surrounding the coronavirus outbreak largely reversed these gains, technology stocks recovered somewhat to end the reporting period with positive returns.

The U.S., which constituted approximately 80% of the Index on average for the reporting period, was the largest contributor to the Index’s return. The systems software industry was the largest U.S. contributor. Revenues and profits rose amid increasing demand for cloud computing as well as for productivity software subscriptions, particularly on the commercial side. The industry’s gains were tempered by declines during the coronavirus outbreak, as consumers shifted from discretionary purchases to essential products. Concerns about delayed corporate spending on cloud computing as well as hardware production postponement from China also weighed on returns.

Technology hardware, storage and peripherals stocks also contributed to returns in the U.S. Before the coronavirus outbreak, the industry advanced sharply due to strong growth in services, mobile phones, and wearable technology such as headphones and smart watches. Reduced uncertainty about Brexit and progress in resolving trade tensions between the U.S. and China also aided returns. However, the industry struggled at the end of the reporting period as forced closures of factories and stores led to reduced supply and demand for these products.

The semiconductors and semiconductor equipment industry also bolstered the Index’s return, supported by higher demand for chips used in data centers due to continued investment in AI as well as anticipated demand for 5G-capable cell phones.

Outside of the U.S., Dutch and Taiwanese semiconductors and semiconductor equipment stocks were notable contributors to the Index’s return. In both countries, the semiconductors and semiconductor equipment industry benefited from new manufacturing technology and robust demand for leading-edge chips used in smartphones and 5G telecommunications networks. Strong revenue growth in high-performance computing chips also aided performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	29.9%
Technology Hardware, Storage & Peripherals	21.2
Semiconductors & Semiconductor Equipment	20.2
IT Services	20.1
Electronic Equipment, Instruments & Components	4.9
Communications Equipment	3.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	80.3%
Japan	4.1
South Korea	3.9
Taiwan	3.4
Germany	2.3
Netherlands	2.0
Canada	1.2
France	0.9
Sweden	0.5
Spain	0.3

FUND SUMMARY	21

Fund Summary as of March 31, 2020	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.84)%	5.55%	5.08%	(2.84)%	31.03%	64.15%
Fund Market	(2.77)	5.59	5.12	(2.77)	31.24	64.72
Index	(3.13)	5.24	4.80	(3.13)	29.09	59.79

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$883.90	$2.12		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 24 for more information.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Global Utilities ETF

Portfolio Management Commentary

Stocks of global utilities companies declined modestly during the reporting period. Utilities companies performed well during 2019, supported by solid earnings. Investor concerns about slowing economic growth and ongoing global trade tensions benefited utilities, whose steady dividends mean that they typically hold their value relatively well during times of uncertainty. Although the sharp market selloff due to the effects of the coronavirus outbreak reversed earlier gains, utilities stocks recovered somewhat to end the reporting period with only a slightly negative return.

U.S.-based utilities stocks detracted the most from the Index’s return. Through much of the reporting period, declining interest rates supported capital-intensive utilities, which rely heavily on borrowing, allowing them to refinance existing debt at lower interest rates. However, limited regulatory rate increases and lowered earnings expectations constrained the sector’s performance, particularly the multi-utilities industry. Disagreements between Saudi Arabia and Russia about oil production limits led to steep oil price declines, further hindering the industry due to its exposure to oil pipelines. After the coronavirus outbreak, multi-utilities stocks struggled amid concerns about customers’ ability to pay their bills. Nevertheless, the characteristic stability of this highly-regulated industry with its significant barriers to new entrants helped limit declines. In addition, investors expected electricity demand to remain stable as increased residential use during lockdowns would help offset reductions in commercial consumption.

Detraction among French utilities was similarly driven by multi-utilities companies, which were pressured by an oversupply of natural gas leading to lower prices. The coronavirus outbreak led to concerns that commercial and industrial demand for electricity would decline sharply and President Macron’s order allowing small businesses to suspend bill payments would pressure revenue.

In Hong Kong, gas utilities weighed on returns, as profits declined amid social unrest and slowing economic growth in China, to which the industry is exposed. New government price regulations and increased competition in Australia, particularly from renewable energy producers, weighed on Hong Kong’s electric utilities industry, another detractor, due to its presence in that country.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	60.1%
Multi-Utilities	30.3
Gas Utilities	6.0
Water Utilities	2.9
Independent Power and Renewable Electricity Producers	0.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	61.5%
Spain	6.8
United Kingdom	6.3
Italy	5.9
Japan	3.3
Canada	3.1
France	3.1
Germany	3.0
Hong Kong	2.6
Denmark	1.3

FUND SUMMARY	23

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Telstra Corp. Ltd.	996,791	$1,872,964

Belgium — 0.1%
Proximus SADP	13,005	297,810

Canada — 2.9%
BCE Inc.	75,869	3,077,189
Rogers Communications Inc., Class B, NVS	30,022	1,238,973
Shaw Communications Inc., Class B, NVS	38,158	612,040
TELUS Corp.	106,388	1,663,072

		6,591,274

China — 9.9%
China Mobile Ltd.	464,500	3,454,880
Tencent Holdings Ltd.	383,900	18,831,204

		22,286,084

Finland — 0.3%
Elisa OYJ	12,519	775,836

France — 2.0%
Orange SA	159,704	1,951,245
Publicis Groupe SA	18,697	535,859
SES SA	32,073	188,207
Ubisoft Entertainment SA(a)	6,032	444,639
Vivendi SA	67,327	1,442,401

		4,562,351

Germany — 1.7%
Deutsche Telekom AG,Registered	271,659	3,521,493
United Internet AG,Registered(b)	10,459	308,364

		3,829,857

Italy — 0.2%
Telecom Italia SpA/Milano(a)	902,834	368,912

Japan — 9.4%
Dentsu Group Inc.	20,700	400,175
KDDI Corp.	134,000	3,959,613
Nintendo Co. Ltd.	10,000	3,854,384
Nippon Telegraph & Telephone Corp.	206,100	4,916,961
NTT DOCOMO Inc.	100,400	3,140,668
SoftBank Group Corp.	138,500	4,859,784

		21,131,585

Mexico — 0.6%
America Movil SAB de CV, Series L, NVS	1,951,721	1,168,907
Grupo Televisa SAB, CPO	211,593	246,235

		1,415,142

Netherlands — 0.3%
Koninklijke KPN NV	295,284	705,025

Norway — 0.4%
Telenor ASA	54,300	785,465

Singapore — 0.5%
Singapore Telecommunications Ltd.	682,950	1,218,312

South Korea — 0.8%
NAVER Corp.	12,131	1,694,065

Spain — 1.2%
Cellnex Telecom SA(c)	22,560	1,026,052

Security	Shares	Value

Spain (continued)
Telefonica SA	384,563	$1,761,058

		2,787,110

Sweden — 0.6%
Tele2 AB, Class B	41,766	562,349
Telia Co. AB	218,295	786,573

		1,348,922

Switzerland — 0.5%
Swisscom AG,Registered	2,144	1,152,714

Taiwan — 0.5%
Chunghwa Telecom Co. Ltd., ADR(d)	32,033	1,139,414

United Kingdom — 2.8%
BT Group PLC	734,913	1,074,370
Informa PLC	104,685	574,513
ITV PLC	309,929	253,713
Pearson PLC	66,388	454,888
Vodafone Group PLC	2,248,802	3,150,895
WPP PLC	105,376	720,465

		6,228,844

United States — 64.0%
Activision Blizzard Inc.	64,451	3,833,545
Alphabet Inc., Class A(a)	20,068	23,318,013
Alphabet Inc., Class C, NVS(a)	20,019	23,278,293
AT&T Inc.	283,523	8,264,695
CenturyLink Inc.	82,069	776,373
Charter Communications Inc., Class A(a)	13,150	5,737,477
Comcast Corp., Class A	261,035	8,974,383
Discovery Inc., Class A(a)(d)	13,234	257,269
Discovery Inc., Class C,NVS(a)	28,054	492,067
DISH Network Corp., Class A(a)	21,413	428,046
Electronic Arts Inc.(a)	24,537	2,457,871
Facebook Inc., Class A(a)	161,180	26,884,824
Fox Corp., Class A, NVS	29,651	700,653
Fox Corp., Class B(a)	13,417	306,981
Interpublic Group of Companies Inc. (The)	32,430	525,042
Live Nation Entertainment Inc.(a)	11,786	535,792
Netflix Inc.(a)	29,523	11,085,886
News Corp., Class A, NVS	32,499	291,679
News Corp., Class B	10,216	91,842
Omnicom Group Inc	18,211	999,784
Take-Two Interactive Software Inc.(a)	9,466	1,122,762
T-Mobile U.S.Inc.(a)	26,612	2,232,747
Twitter Inc.(a)	65,116	1,599,249
Verizon Communications Inc.	171,460	9,212,546
ViacomCBS Inc., Class B, NVS	45,199	633,238
Walt Disney Co. (The)	104,884	10,131,794

		144,172,851

Total Common Stocks — 99.5% (Cost: $260,436,778)		224,364,537

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	504,028	199,373

Total Preferred Stocks — 0.1% (Cost: $433,161)		199,373

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) March 31, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(e)(f)(g)	782,613	$782,456
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(e)(f)	743,000	743,000

		1,525,456

Total Short-Term Investments — 0.7% (Cost: $1,524,917)		1,525,456

Total Investments in Securities — 100.3% (Cost: $262,394,856)		226,089,366

Other Assets, Less Liabilities — (0.3)%		(726,381)

Net Assets — 100.0%		$225,362,985

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	942,123	(159,510)	782,613	$782,456	$8,867	(b)	$(10,300)	$539
BlackRock Cash Funds: Treasury, SLAgencyShares	206,818	536,182	743,000	743,000	5,127		—	—

				$1,525,456	$13,994		$(10,300)	$539

(a)	Includes realized capital gain distributions fromanaffiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net offees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
LongContracts
Euro STOXX 50	4	06/19/20	$121	$1,755
S&P Communication Services Select Sector E-Mini	10	06/19/20	576	(3,653)
TOPIX Index	7	06/11/20	91	(1,467)

				$(3,365)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,755

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,120

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(95,942)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,365)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$157,533

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$224,364,537	$—	$—	$224,364,537
Preferred Stocks	199,373	—	—	199,373
Money Market Funds	1,525,456	—	—	1,525,456

	$226,089,366	$—	$—	$226,089,366

Derivative financial instruments(a)
Assets
Futures Contracts	$1,755	$—	$—	$1,755
Liabilities
Futures Contracts	(5,120)	—	—	(5,120)

	$(3,365)	$—	$—	$ (3,365)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments March 31, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Aristocrat Leisure Ltd.	36,712	$479,726
Tabcorp Holdings Ltd.	130,911	202,714
Wesfarmers Ltd.	63,712	1,336,356

		2,018,796

Brazil — 0.0%
Cogna Educacao	100	77

Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	3,334	198,960
Dollarama Inc.	16,236	445,325
Gildan Activewear Inc.	11,183	140,951
Magna International Inc.	16,493	520,393
Restaurant Brands International Inc.	16,566	660,033

		1,965,662

Chile — 0.0%
SACI Falabella	100	221

China — 1.5%
Meituan Dianping, Class B(a)	194,800	2,353,665

Denmark — 0.1%
Pandora A/S	5,479	177,966

France — 8.3%
Accor SA	9,865	270,609
Cie. Generale des Etablissements Michelin SCA	10,197	906,953
EssilorLuxottica SA	15,865	1,710,846
Hermes International	1,917	1,322,636
Kering SA	4,084	2,132,589
LVMH Moet Hennessy Louis Vuitton SE	14,768	5,484,309
Peugeot SA	31,925	426,137
Renault SA	11,722	227,760
Sodexo SA	4,600	311,119
Valeo SA	13,511	226,081

		13,019,039

Germany — 3.9%
adidas AG	10,123	2,287,027
Bayerische Motoren Werke AG	18,101	935,766
Continental AG	6,205	446,702
Daimler AG, Registered	49,216	1,486,143
Delivery Hero SE(a)(b)	7,227	538,911
TUI AG(c)	22,860	102,837
Volkswagen AG	1,891	251,893

		6,049,279

Hong Kong — 0.8%
Galaxy Entertainment Group Ltd.	146,000	778,890
Sands China Ltd.	138,800	508,576

		1,287,466

Ireland — 0.2%
Flutter Entertainment PLC	4,224	382,555

Italy — 0.9%
Ferrari NV	7,037	1,092,957
Moncler SpA	10,222	373,384

		1,466,341

Japan — 17.9%
Aisin Seiki Co. Ltd.	9,800	241,834
Bandai Namco Holdings Inc	12,000	582,576
Bridgestone Corp.	33,100	1,018,862

Security	Shares	Value

Japan (continued)
Denso Corp.	29,000	$937,789
Fast Retailing Co. Ltd.	3,500	1,432,680
Honda Motor Co. Ltd.	98,243	2,211,389
Isuzu Motors Ltd.	36,700	243,171
Koito Manufacturing Co. Ltd.	7,700	260,697
Mazda Motor Corp.	35,500	188,097
Nikon Corp.	23,500	217,248
Nissan Motor Co. Ltd.	138,600	457,827
Nitori Holdings Co. Ltd.	4,600	621,259
Oriental Land Co. Ltd.	12,400	1,587,402
Pan Pacific International Holdings Corp.	32,200	611,160
Panasonic Corp.	131,000	1,001,112
Rakuten Inc.	46,200	350,924
Ryohin Keikaku Co. Ltd.	14,600	164,183
Sekisui House Ltd.	35,800	591,775
Shimano Inc.	4,600	657,904
Sony Corp.	70,100	4,169,442
Subaru Corp.	34,288	658,572
Sumitomo Electric Industries Ltd.	46,300	488,068
Suzuki Motor Corp.	25,000	598,513
Toyota Industries Corp.	11,100	532,611
Toyota Motor Corp.	134,300	8,087,484
Yamaha Motor Co. Ltd.	17,013	205,975

		28,118,554

Netherlands — 1.0%
Prosus NV(a)	23,216	1,608,668

South Korea — 0.2%
Hyundai Motor Co., GDR	7,049	256,806

Spain — 1.0%
Industria de Diseno Textil SA	58,961	1,530,683

Sweden — 0.5%
Electrolux AB, Series B	15,455	193,116
Hennes & Mauritz AB, Class B	43,151	557,478

		750,594

Switzerland — 1.3%
Cie. Financiere Richemont SA, Registered	28,699	1,573,840
Swatch Group AG (The), Bearer	1,785	356,889
Swatch Group AG (The), Registered	3,154	124,133

		2,054,862

United Kingdom — 4.2%
Aptiv PLC	14,197	699,060
Barratt Developments PLC	56,034	306,404
Berkeley Group Holdings PLC	6,936	310,901
Burberry Group PLC	22,855	375,351
Capri Holdings Ltd.(a)	8,458	91,262
Carnival PLC	10,912	132,787
Compass Group PLC	87,465	1,370,836
Fiat Chrysler Automobiles NV	60,410	435,624
GVC Holdings PLC	31,468	218,895
InterContinental Hotels Group PLC	10,495	457,482
Kingfisher PLC	117,247	209,203
Marks &Spencer Group PLC	106,701	131,298
Next PLC	7,421	374,692
Ocado Group PLC(a)	32,193	486,996
Persimmon PLC	17,607	418,407
Taylor Wimpey PLC	179,335	261,281

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	7,520	$282,530

		6,563,009

United States — 53.7%
Advance Auto Parts Inc.	3,836	357,976
Amazon.com Inc.(a)	7,486	14,595,604
AutoZone Inc.(a)	1,316	1,113,336
Best Buy Co. Inc.	12,446	709,422
Booking Holdings Inc.(a)	2,296	3,088,855
BorgWarner Inc.(c)	11,629	283,399
CarMax Inc.(a)(c)	9,014	485,224
Carnival Corp.	21,253	279,902
Chipotle Mexican Grill Inc.(a)(c)	1,386	906,998
Darden Restaurants Inc.	6,711	365,481
Dollar General Corp.	13,951	2,106,741
Dollar Tree Inc.(a)(c)	12,995	954,743
DR Horton Inc.	18,311	622,574
eBay Inc.	41,877	1,258,823
Expedia Group Inc.	7,703	433,448
Ford Motor Co.	214,356	1,035,339
Gap Inc. (The)	11,570	81,453
Garmin Ltd.	7,890	591,434
General Motors Co.	69,597	1,446,226
Genuine Parts Co.	8,033	540,862
H&R Block Inc.(c)	10,329	145,432
Hanesbrands Inc.	20,234	159,242
Harley-Davidson Inc.	8,960	169,613
Hasbro Inc.	7,003	501,065
Hilton Worldwide Holdings Inc.	15,522	1,059,221
Home Depot Inc. (The)	59,559	11,120,261
Kohl’s Corp.	8,520	124,307
L Brands Inc.	12,777	147,702
Las Vegas Sands Corp.	18,585	789,305
Leggett & Platt Inc.	7,069	188,601
Lennar Corp., Class A	15,292	584,154
LKQ Corp.(a)	16,731	343,153
Lowe’s Companies Inc.	42,078	3,620,812
Macy’s Inc.	16,334	80,200
Marriott International Inc./MD, Class A	14,899	1,114,594
McDonald’s Corp.	41,276	6,824,987
MGM Resorts International	28,210	332,878
Mohawk Industries Inc.(a)	3,300	251,592
Newell Brands Inc.	20,814	276,410
NIKE Inc., Class B	68,346	5,654,948
Nordstrom Inc.	5,882	90,230
Norwegian Cruise Line Holdings Ltd.(a)(c)	11,649	127,673
NVR Inc.(a)	186	477,854
O’Reilly Automotive Inc.(a)	4,167	1,254,475
PulteGroup Inc.	13,901	310,270
PVH Corp.	4,029	151,652
Ralph Lauren Corp.	2,743	183,315
Ross Stores Inc.	19,857	1,726,963
Royal Caribbean Cruises Ltd.	9,442	303,749
Starbucks Corp.	64,658	4,250,617
Tapestry Inc.	15,345	198,718
Target Corp.	27,766	2,581,405

Security	Shares	Value

United States (continued)
Tiffany & Co.	5,941	$769,359
TJX Companies Inc. (The)	66,456	3,177,261
Tractor Supply Co.	6,474	547,377
Ulta Beauty Inc.(a)	3,146	552,752
Under Armour Inc., Class A(a)(c)	10,129	93,288
Under Armour Inc., Class C, NVS(a)	10,408	83,888
VF Corp.	17,981	972,412
Whirlpool Corp.	3,394	291,205
Wynn Resorts Ltd.	5,364	322,859
Yum! Brands Inc.	16,614	1,138,557

		84,352,196

Total Common Stocks — 98.1% (Cost: $206,785,096)		153,956,439

Preferred Stocks

Germany —1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,303	141,924
Porsche Automobil Holding SE, Preference Shares, NVS	8,977	380,999
Volkswagen AG, Preference Shares, NVS	10,178	1,193,169

		1,716,092

South Korea — 0.2%
Hyundai Motor Co., Preference Shares, GDR(c)(d)	13,511	291,838

Total Preferred Stocks — 1.3% (Cost: $4,115,299)		2,007,930

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(e)(f)(g)	2,983,840	2,983,243
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(e)(f)	210,000	210,000

		3,193,243

Total Short-Term Investments — 2.0% (Cost: $3,192,353)		3,193,243

Total Investments in Securities — 101.4% (Cost: $214,092,748)		159,157,612

Other Assets, Less Liabilities — (1.4)%		(2,208,468)

Net Assets — 100.0%		$156,949,144

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) March 31, 2020	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,140,835	843,005	2,983,840	$2,983,243	$15,100	(b)	$(949)	$859
BlackRock Cash Funds: Treasury, SL Agency Shares	202,980	7,020	210,000	210,000	4,886		—	—

				$3,193,243	$19,986		$(949)	$859

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Discretionary Index	5	06/19/20	$494	$24,838
Euro STOXX 50	10	06/19/20	301	18,346
TOPIX Index	1	06/11/20	130	13,566

				$56,750

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$56,750

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(321,632)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$56,750

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$309,503

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Consumer Discretionary ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$153,699,633	$256,806	$—	$153,956,439
Preferred Stocks	2,007,930	—	—	2,007,930
Money Market Funds	3,193,243	—	—	3,193,243

	$158,900,806	$256,806	$—	$159,157,612

Derivative financial instruments(a)
Assets
Futures Contracts	$56,750	$—	$—	$56,750

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments March 31, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Coles Group Ltd.	270,853	$2,513,159
Treasury Wine Estates Ltd.	175,305	1,076,173
Woolworths Group Ltd.	307,940	6,615,463

		10,204,795

Belgium — 1.3%
Anheuser-Busch InBev SA/NV	194,425	8,633,583

Brazil — 0.4%
Ambev SA, ADR	1,073,395	2,468,809
BRF SA, ADR(a)(b)	168,030	487,287

		2,956,096

Canada — 1.7%
Alimentation Couche-Tard Inc., Class B	201,031	4,682,037
George Weston Ltd.	16,635	1,176,085
Loblaw Companies Ltd.	42,407	2,161,540
Metro Inc.	60,545	2,420,779
Saputo Inc.	58,829	1,398,653

		11,839,094

Denmark — 0.4%
Carlsberg A/S, Class B	24,694	2,795,177

France — 4.9%
Carrefour SA	132,519	2,096,035
Danone SA	149,515	9,620,208
L’Oreal SA	56,921	14,920,879
Pernod Ricard SA	51,034	7,248,822

		33,885,944

Germany —0.3%
Beiersdorf AG	24,020	2,439,507

Ireland — 0.6%
Kerry Group PLC, Class A	35,046	4,045,386

Japan — 7.8%
Aeon Co. Ltd.	198,717	4,415,933
Ajinomoto Co. Inc.	127,400	2,372,634
Asahi Group Holdings Ltd.	103,398	3,361,836
FamilyMart Co. Ltd.	56,300	1,010,693
Japan Tobacco Inc.	262,600	4,855,260
Kao Corp.	111,600	9,128,137
Kikkoman Corp.	44,000	1,876,893
Kirin Holdings Co. Ltd.	211,196	4,181,663
MEIJI Holdings Co. Ltd.	35,500	2,525,497
Nissin Foods Holdings Co. Ltd.	19,800	1,650,688
Seven & i Holdings Co. Ltd.	183,837	6,089,585
Shiseido Co. Ltd.	92,100	5,444,696
Unicharm Corp.	103,000	3,865,064
Yakult Honsha Co. Ltd.	39,220	2,321,484

		53,100,063

Mexico — 0.8%
Fomento Economico Mexicano SAB de CV	443,943	2,710,296
Wal-Mart de Mexico SAB de CV	1,238,180	2,942,487

		5,652,783

Netherlands — 4.3%
Heineken Holding NV	25,409	1,947,420
Heineken NV	55,818	4,664,520
Koninklijke Ahold Delhaize NV	253,186	5,913,153

Security	Shares	Value

Netherlands (continued)
Unilever NV	338,529	$16,642,866

		29,167,959

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(b)	178,046	1,808,953

Norway — 0.5%
Mowi ASA	103,407	1,562,282
Orkla ASA	204,735	1,735,597

		3,297,879

Sweden — 1.0%
Essity AB, Class B	144,746	4,470,490
Swedish Match AB	39,403	2,258,941

		6,729,431

Switzerland — 10.4%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	256	2,157,697
Chocoladefabriken Lindt & Spruengli AG, Registered	26	2,267,997
Nestle SA, Registered	646,403	66,440,782

		70,866,476

United Kingdom — 11.3%
Associated British Foods PLC	82,624	1,858,437
British American Tobacco PLC	524,495	17,943,092
Diageo PLC	542,629	17,402,824
Imperial Brands PLC	218,799	4,060,816
J Sainsbury PLC	387,623	1,011,252
Reckitt Benckiser Group PLC	169,785	12,947,284
Tate & Lyle PLC	107,349	873,185
Tesco PLC	2,238,486	6,350,598
Unilever PLC	267,152	13,500,305
Wm Morrison Supermarkets PLC	560,963	1,238,108

		77,185,901

United States — 51.2%
Altria Group Inc.	428,882	16,584,867
Archer-Daniels-Midland Co.	126,787	4,460,367
Brown-Forman Corp., Class B, NVS(b)	41,050	2,278,685
Campbell Soup Co.	39,016	1,800,979
Church & Dwight Co. Inc.	56,859	3,649,211
Clorox Co. (The)	29,193	5,057,687
Coca-Cola Co. (The)	660,388	29,222,169
Colgate-Palmolive Co.	198,545	13,175,446
Conagra Brands Inc.	111,415	3,268,916
Constellation Brands Inc., Class A	38,136	5,467,177
Costco Wholesale Corp.	96,074	27,393,580
Coty Inc., Class A	66,503	343,155
Estee Lauder Companies Inc. (The), Class A	50,920	8,113,593
General Mills Inc.	139,091	7,339,832
Hershey Co. (The)	33,888	4,490,160
Hormel Foods Corp.	64,680	3,016,675
JM Smucker Co. (The)	26,351	2,924,961
Kellogg Co.	57,129	3,427,169
Kimberly-Clark Corp.	79,370	10,149,042
Kraft Heinz Co. (The)(b)	143,247	3,543,931
Kroger Co. (The)	183,997	5,541,990
Lamb Weston Holdings Inc.	32,915	1,879,446
McCormick &Co. Inc./MD, NVS	28,483	4,022,084
Molson Coors Beverage Co., Class B(b)	42,456	1,656,209
Mondelez International Inc., Class A	330,647	16,558,802
Monster Beverage Corp.(a)	88,681	4,989,193
PepsiCo Inc.	245,335	29,464,733

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	356,703	$26,025,051
Procter & Gamble Co. (The)	540,911	59,500,210
Sysco Corp.	116,390	5,310,876
Tyson Foods Inc., Class A	66,882	3,870,461
Walgreens Boots Alliance Inc.	172,124	7,874,673
Walmart Inc.	241,549	27,444,797

		349,846,127

Total Common Stocks — 98.7% (Cost: $711,513,045)		674,455,154

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	42,637	3,424,550

Total Preferred Stocks — 0.5% (Cost: $4,829,483)		3,424,550

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	4,388,840	4,387,962

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	1,267,000	$1,267,000

		5,654,962

Total Short-Term Investments — 0.8% (Cost: $5,652,679)		5,654,962

Total Investments in Securities — 100.0% (Cost: $721,995,207)		683,534,666

Other Assets, Less Liabilities — (0.0)%		(154,445)

Net Assets — 100.0%		$683,380,221

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,172,087	3,216,753	4,388,840	$4,387,962	$34,619	(b)	$(3,070)	$2,284
BlackRock Cash Funds: Treasury, SL Agency Shares	948,581	318,419	1,267,000	1,267,000	18,742		—	—

				$5,654,962	$53,361		$(3,070)	$2,284

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Staples Index	75	06/19/20	$4,077	$142,190
Euro STOXX 50	18	06/19/20	542	43,780
FTSE 100 Index	9	06/19/20	629	64,960

				$250,930

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (continued) March 31, 2020	iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$250,930

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(540,575)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$250,930

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,843,050

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$674,455,154	$—	$—	$674,455,154
Preferred Stocks	3,424,550	—	—	3,424,550
Money Market Funds	5,654,962	—	—	5,654,962

	$683,534,666	$—	$—	$683,534,666

Derivative financial instruments(a)
Assets
Futures Contracts	$250,930	$—	$—	$250,930

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Caltex Australia Ltd.	132,332	$1,807,782
Oil Search Ltd.	680,228	990,874
Origin Energy Ltd.	879,975	2,359,019
Santos Ltd.	891,594	1,866,295
Woodside Petroleum Ltd.	468,300	5,219,407

		12,243,377

Austria — 0.3%
OMV AG	74,803	2,065,073

Brazil — 0.8%
Petroleo Brasileiro SA, ADR	672,026	3,696,143
Ultrapar Participacoes SA, ADR	395,106	960,108

		4,656,251

Canada — 12.6%
Cameco Corp.	200,757	1,513,417
Canadian Natural Resources Ltd.	591,784	8,003,542
Cenovus Energy Inc.	521,955	1,041,453
Enbridge Inc.	928,999	26,747,026
Imperial Oil Ltd.	119,820	1,339,331
Inter Pipeline Ltd.	213,390	1,262,335
Pembina Pipeline Corp.	261,065	4,842,179
Suncor Energy Inc.	771,178	12,168,938
TC Energy Corp.	467,908	20,562,508

		77,480,729

Chile — 0.0%
Empresas COPEC SA	100	575

China — 2.4%
China Petroleum & Chemical Corp., Class H	12,850,400	6,333,268
CNOOC Ltd.	8,057,000	8,451,072

		14,784,340

Colombia — 0.2%
Ecopetrol SA, ADR	130,773	1,243,651

Finland — 1.2%
Neste OYJ	216,306	7,321,996

France — 7.9%
TOTAL SA	1,263,365	49,058,600

Italy —2.3%
Eni SpA	1,273,514	12,883,694
Tenaris SA	240,867	1,474,746

		14,358,440

Japan — 1.4%
Inpex Corp.	542,000	3,056,547
JXTG Holdings Inc.	1,616,920	5,544,753

		8,601,300

Norway — 1.1%
Equinor ASA	552,249	6,897,196

Portugal — 0.4%
Galp Energia SGPS SA	230,039	2,623,806

Spain — 1.1%
Repsol SA	736,292	6,731,395

United Kingdom — 17.6%
BP PLC	10,120,300	43,192,515
Royal Dutch Shell PLC, Class A	2,092,566	36,818,476

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	1,685,510	$28,419,119

		108,430,110

United States — 46.0%
Apache Corp.	192,846	806,096
Baker Hughes Co.	327,096	3,434,508
Cabot Oil & Gas Corp.	204,720	3,519,137
Chevron Corp.	945,859	68,536,943
Concho Resources Inc.(a)	101,076	4,331,107
ConocoPhillips	548,676	16,899,221
Devon Energy Corp.	195,976	1,354,194
Diamondback Energy Inc.	81,465	2,134,383
EOG Resources Inc.	291,266	10,462,275
Exxon Mobil Corp.	2,116,509	80,363,847
Halliburton Co.	441,622	3,025,111
Helmerich & Payne Inc.	55,520	868,888
Hess Corp.	130,290	4,338,657
HollyFrontier Corp.	75,054	1,839,574
Kinder Morgan Inc./DE	974,568	13,565,987
Marathon Oil Corp.	406,380	1,336,990
Marathon Petroleum Corp.	324,497	7,664,619
National Oilwell Varco Inc.(a)	193,146	1,898,625
Noble Energy Inc.	243,711	1,472,014
Occidental Petroleum Corp.	446,745	5,173,307
ONEOK Inc.	207,858	4,533,383
Phillips 66	222,409	11,932,243
Pioneer Natural Resources Co.	82,932	5,817,680
Schlumberger Ltd.	689,701	9,304,066
TechnipFMC PLC	212,537	1,432,499
Valero Energy Corp.	205,150	9,305,604
Williams Companies Inc. (The)	605,923	8,573,810

		283,924,768

Total Common Stocks — 97.3% (Cost: $1,182,592,356)		600,421,607

Preferred Stocks

Brazil — 1.0%
Petroleo Brasileiro SA, Preference Shares, ADR(a)	1,130,350	6,092,586

Total Preferred Stocks — 1.0% (Cost: $20,534,842)		6,092,586

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(b)(c)(d)	6,689,938	6,688,600
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(b)(c)	680,000	680,000

		7,368,600

Total Short-Term Investments — 1.2% (Cost: $7,364,976)		7,368,600

Total Investments in Securities — 99.5% (Cost: $1,210,492,174)		613,882,793

Other Assets, Less Liabilities — 0.5%		2,935,452

Net Assets — 100.0%		$616,818,245

(a)	All or a portion of this security is on loan.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) March 31, 2020	iShares® Global Energy ETF

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,519,205	5,170,733	6,689,938	$6,688,600	$16,764	(b)	$(4,443)	$3,624
BlackRock Cash Funds: Treasury, SL Agency Shares	1,270,141	(590,141)	680,000	680,000	22,219		—	—

				$7,368,600	$38,983		$(4,443)	$3,624

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	28	06/19/20	$1,957	$58,434
S&P Select Sector Energy Index E-Mini	266	06/19/20	7,961	192,175

				$250,609

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$250,609

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,232,808)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$250,609

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,164,905

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Energy ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$600,421,607	$—	$—	$600,421,607
Preferred Stocks	6,092,586	—	—	6,092,586
Money Market Funds	7,368,600	—	—	7,368,600

	$613,882,793	$—	$—	$613,882,793

Derivative financial instruments(a)
Assets
Futures Contracts	$250,609	$—	$—	$250,609

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments March 31, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.5%
AMP Ltd.(a)	140,598	$114,881
ASX Ltd.	9,378	442,482
Australia & New Zealand Banking Group Ltd.	121,375	1,259,918
Commonwealth Bank of Australia	73,102	2,765,956
Insurance Australia Group Ltd.	95,516	362,456
Macquarie Group Ltd.	13,158	690,575
Medibank Pvt Ltd.	117,476	191,257
National Australia Bank Ltd.	120,830	1,233,553
QBE Insurance Group Ltd.	58,097	305,801
Suncorp Group Ltd.	55,808	311,856
Westpac Banking Corp.	144,061	1,454,847

		9,133,582

Austria — 0.1%
Erste Group Bank AG	13,158	243,779

Belgium — 0.6%
Ageas	8,225	342,134
Groupe Bruxelles Lambert SA	4,128	324,399
KBC Group NV	14,184	653,974

		1,320,507

Canada — 7.8%
Bank of Montreal	26,329	1,314,461
Bank of Nova Scotia (The)	50,827	2,052,220
Brookfield Asset Management Inc., Class A	39,302	1,722,457
Canadian Imperial Bank of Commerce	18,492	1,065,334
Manulife Financial Corp.	81,098	1,006,781
National Bank of Canada	15,222	581,673
Power Corp. of Canada	24,018	382,034
Royal Bank of Canada	59,634	3,652,156
Sun Life Financial Inc.	24,940	793,223
Toronto-Dominion Bank (The)	75,528	3,174,792

		15,745,131

Chile — 0.2%
Banco de Chile, ADR	15,825	254,941
Banco Santander Chile, ADR	6,450	97,588

		352,529

China — 5.2%
Bank of China Ltd., Class H	3,186,000	1,220,816
China Construction Bank Corp., Class H	4,163,720	3,405,796
China Life Insurance Co. Ltd., Class H	345,000	675,676
China Merchants Bank Co. Ltd., Class H	172,000	776,684
Industrial &Commercial Bank of China Ltd., Class H	3,268,000	2,238,847
Ping An Insurance Group Co. of China Ltd., Class H	223,500	2,195,813

		10,513,632

Colombia — 0.1%
Bancolombia SA, ADR	6,624	165,335

Denmark — 0.1%
Danske Bank A/S	27,482	310,752

Finland — 0.7%
Nordea Bank Abp	128,870	729,436
Sampo OYJ, Class A	21,276	621,446

		1,350,882

France — 1.9%
AXA SA	79,809	1,382,562
BNP Paribas SA	47,042	1,419,980
Credit Agricole SA	53,015	389,162

Security	Shares	Value

France (continued)
SCOR SE	6,601	$145,439
Societe Generale SA	32,250	543,109

		3,880,252

Germany — 3.1%
Allianz SE, Registered	17,288	2,975,898
Commerzbank AG	38,872	141,115
Deutsche Bank AG, Registered	85,916	562,706
Deutsche Boerse AG	7,835	1,074,620
Hannover Rueck SE	2,626	377,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,130	1,238,283

		6,370,083

Hong Kong — 3.3%
AIA Group Ltd.	498,800	4,514,420
Hang Seng Bank Ltd.	34,400	588,061
Hong Kong Exchanges &Clearing Ltd.	50,400	1,520,278

		6,622,759

Ireland — 0.0%
Bank of Ireland Group PLC	38,448	72,730
Irish Bank Resolution Corp. Ltd.(a)(b)	47,975	1

		72,731

Italy —1.2%
Assicurazioni Generali SpA	49,880	679,210
Intesa Sanpaolo SpA	642,250	1,048,889
Mediobanca Banca di Credito Finanziario SpA	28,553	157,526
UniCredit SpA	83,592	655,532

		2,541,157

Japan — 5.3%
Dai-ichi Life Holdings Inc.	54,300	651,620
Daiwa Securities Group Inc.	64,800	251,625
Japan Exchange Group Inc.	25,900	457,278
Mitsubishi UFJ Financial Group Inc.	524,600	1,958,351
Mizuho Financial Group Inc.	1,010,700	1,157,172
MS&AD Insurance Group Holdings Inc.	23,500	658,492
Nomura Holdings Inc.	142,500	604,294
ORIX Corp.	51,600	621,609
Resona Holdings Inc.	77,400	233,157
Sompo Holdings Inc.	17,800	551,206
Sumitomo Mitsui Financial Group Inc.	60,200	1,462,689
Sumitomo Mitsui Trust Holdings Inc.	18,827	544,815
T&D Holdings Inc.	25,800	211,266
Tokio Marine Holdings Inc.	29,300	1,343,476

		10,707,050

Malta — 0.0%
BGP Holdings PLC(a)(b)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	121,240	335,927

Netherlands — 0.8%
ABN AMRO Bank NV, CVA(c)	19,202	157,683
Aegon NV	58,910	149,575
EXOR NV	4,218	217,526
ING Groep NV	159,468	836,649
NN Group NV	13,162	355,273

		1,716,706

Norway — 0.2%
DNB ASA	42,398	471,380

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.2%
Credicorp Ltd.	2,782	$398,021

Singapore — 1.4%
DBS Group Holdings Ltd.	74,300	969,028
Oversea-Chinese Banking Corp. Ltd.	162,200	984,239
United Overseas Bank Ltd.	63,200	863,321

		2,816,588

South Korea — 0.4%
KB Financial Group Inc., ADR(a)(d)	15,375	418,046
Shinhan Financial Group Co. Ltd., ADR(a)(d)	18,641	434,522

		852,568

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	277,694	888,352
Banco de Sabadell SA	228,847	117,767
Banco Santander SA	698,899	1,700,912
CaixaBank SA	156,152	291,274

		2,998,305

Sweden — 1.4%
Industrivarden AB, Class A	6,248	122,088
Industrivarden AB, Class C	8,256	161,575
Investor AB, Class B	20,695	954,781
Kinnevik AB, Class B	10,427	173,754
Skandinaviska Enskilda Banken AB, Class A	66,564	451,343
Svenska Handelsbanken AB, Class A(a)	64,278	539,386
Swedbank AB, Class A	39,132	437,819

		2,840,746

Switzerland — 3.5%
Baloise Holding AG, Registered	1,978	259,427
Credit Suisse Group AG, Registered	100,473	830,742
Julius Baer Group Ltd.	9,202	314,136
Partners Group Holding AG	860	595,169
Swiss Life Holding AG, Registered	1,417	482,414
Swiss Re AG	12,058	929,197
UBS Group AG, Registered	161,123	1,506,401
Zurich Insurance Group AG	6,278	2,228,169

		7,145,655

United Kingdom — 6.6%
3i Group PLC	41,110	403,819
Admiral Group PLC	10,515	290,749
Aviva PLC	166,324	553,737
Barclays PLC	639,153	745,839
Direct Line Insurance Group PLC	55,874	205,002
Hargreaves Lansdown PLC	11,352	195,092
HSBC Holdings PLC	849,337	4,783,868
Legal &General Group PLC	246,476	592,441
Lloyds Banking Group PLC	2,882,780	1,143,841
London Stock Exchange Group PLC	13,161	1,188,022
M&G PLC(a)	104,815	146,341
Prudential PLC	105,847	1,359,042
Royal Bank of Scotland Group PLC	184,714	258,582
RSA Insurance Group PLC	42,399	221,015
Schroders PLC	5,848	180,121
St. James’s Place PLC	22,534	212,240
Standard Chartered PLC	111,200	614,680
Standard Life Aberdeen PLC	100,448	278,869

		13,373,300

United States — 47.8%
Aflac Inc.	28,897	989,433
Allstate Corp. (The)(d)	13,330	1,222,761

Security	Shares	Value

United States (continued)
American Express Co.	27,778	$2,378,075
American International Group Inc.	35,432	859,226
Ameriprise Financial Inc.	5,504	564,050
Aon PLC	9,632	1,589,665
Arthur J Gallagher &Co.	7,988	651,102
Assurant Inc.(d)	2,546	265,013
Bank of America Corp.	335,504	7,122,750
Bank of New York Mellon Corp. (The)	34,798	1,171,997
Berkshire Hathaway Inc., Class B(a)	81,202	14,846,162
BlackRock Inc.(e)	4,955	2,180,051
Capital One Financial Corp.	18,986	957,274
Cboe Global Markets Inc.	4,644	414,477
Charles Schwab Corp. (The)(d)	47,473	1,596,042
Chubb Ltd.	18,802	2,099,995
Cincinnati Financial Corp.	6,106	460,698
Citigroup Inc.	90,511	3,812,323
Citizens Financial Group Inc.	18,232	342,944
CME Group Inc.	14,884	2,573,592
Comerica Inc.	5,817	170,671
Discover Financial Services	12,900	460,143
E*TRADE Financial Corp.	9,470	325,010
Everest Re Group Ltd.	1,720	330,962
Fifth Third Bancorp.	29,444	437,243
First Republic Bank/CA(d)	6,797	559,257
Franklin Resources Inc.	11,960	199,612
Globe Life Inc.	4,303	309,687
Goldman Sachs Group Inc. (The)	13,389	2,069,806
Hartford Financial Services Group Inc. (The)	14,881	524,406
Huntington Bancshares Inc./OH	43,812	359,697
Intercontinental Exchange Inc.	23,134	1,868,071
Invesco Ltd.	16,393	148,848
JPMorgan Chase &Co.	129,990	11,703,000
KeyCorp.	41,858	434,067
Lincoln National Corp.	7,998	210,507
Loews Corp.	10,750	374,423
M&T Bank Corp.	5,465	565,245
MarketAxess Holdings Inc.	1,550	515,484
Marsh & McLennan Companies Inc.	20,727	1,792,056
MetLife Inc.	30,790	941,250
Moody’s Corp.	6,798	1,437,777
Morgan Stanley	48,153	1,637,202
MSCI Inc.	3,312	957,036
Nasdaq Inc.	5,076	481,966
Northern Trust Corp.	8,961	676,197
People’s United Financial Inc.	17,424	192,535
PNC Financial Services Group Inc. (The)	18,235	1,745,454
Principal Financial Group Inc.	10,664	334,210
Progressive Corp. (The)	24,157	1,783,753
Prudential Financial Inc.	16,642	867,714
Raymond James Financial Inc.	5,332	336,982
Regions Financial Corp.	40,531	363,563
S&P Global Inc.	10,234	2,507,842
State Street Corp.	14,870	792,125
SVB Financial Group(a)(d)	2,182	329,657
Synchrony Financial	23,306	374,994
T Rowe Price Group Inc.	9,670	944,276
Travelers Companies Inc. (The)	10,492	1,042,380
Truist Financial Corp.	55,192	1,702,121
U.S. Bancorp.	58,740	2,023,593
Unum Group	8,085	121,356

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (continued) March 31, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Wells Fargo & Co.	159,515	$4,578,081
Willis Towers Watson PLC	5,032	854,685
WR Berkley Corp.	6,009	313,490
Zions Bancorp. N.A.	7,138	191,013

		96,987,077

Total Common Stocks — 98.1% (Cost: $327,154,882)		199,266,441

Preferred Stocks

Brazil — 1.1%
Banco Bradesco SA, Preference Shares, ADR	230,463	935,680
Itau Unibanco Holding SA, Preference Shares, ADR(d)	261,692	1,174,997
Itausa-Investimentos Itau SA, Preference Shares, NVS	100	169

		2,110,846

Total Preferred Stocks — 1.1% (Cost: $4,372,516)		2,110,846

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SLAgency Shares,
1.32%(e)(f)(g)	3,911,184	3,910,402

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SLAgency Shares,
0.22%(e)(f)	380,000	$380,000

		4,290,402

Total Short-Term Investments — 2.1% (Cost: $4,289,644)		4,290,402

Total Investments in Securities — 101.3% (Cost: $335,817,042)		205,667,689

Other Assets, Less Liabilities — (1.3)%		(2,594,532)

Net Assets — 100.0%		$203,073,157

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	1,208,275	2,702,909	(b)	—	3,911,184	$3,910,402	$21,479	(c)	$(6,281)		$529
BlackRock Cash Funds: Treasury, SLAgency Shares	376,158	3,842	(b)	—	380,000	380,000	8,219		—		—
BlackRock Inc.	6,380	4,388		(5,813)	4,955	2,180,051	79,020		163,686		(180,671)

						$6,470,453	$108,718		$157,405		$(180,142)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	14	06/19/20	$422	$23,369
Hang Seng Index	1	04/28/20	153	1,171
S&P Select Sector Financial Index E-Mini	24	06/19/20	1,528	56,106

				$80,646

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$80,646

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(436,215)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$80,646

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$992,415

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$199,266,433	$—	$8	$199,266,441
Preferred Stocks	2,110,846	—	—	2,110,846
Money Market Funds	4,290,402	—	—	4,290,402

	$205,667,681	$—	$8	$205,667,689

Derivative financial instruments(a)
Assets
Futures Contracts	$80,646	$—	$—	$80,646

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments March 31, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Cochlear Ltd.	22,722	$2,606,868
CSL Ltd.	178,752	32,458,332
Ramsay Health Care Ltd.	63,478	2,225,427
Sonic Healthcare Ltd.	177,842	2,648,277

		39,938,904

Belgium — 0.4%
Galapagos NV(a)	19,865	3,945,235
UCB SA	50,745	4,398,718

		8,343,953

Canada — 0.2%
Bausch Health Companies Inc.(a)	122,402	1,875,567
Canopy Growth Corp.(a)(b)	86,940	1,249,722

		3,125,289

Denmark — 2.6%
Coloplast A/S, Class B	45,773	6,640,342
Genmab A/S(a)	25,618	5,187,035
Novo Nordisk A/S, Class B	654,865	39,398,014

		51,225,391

France — 2.1%
Sanofi	452,906	39,825,676

Germany —2.2%
Bayer AG,Registered	388,105	22,506,086
Fresenius Medical Care AG & Co. KGaA	83,722	5,530,213
Fresenius SE & Co. KGaA	162,112	6,035,382
Merck KGaA	51,362	5,276,140
QIAGEN NV(a)	89,602	3,599,342

		42,947,163

Ireland — 0.2%
Steris PLC	33,355	4,668,699

Japan — 6.3%
Astellas Pharma Inc.	708,875	10,972,443
Chugai Pharmaceutical Co. Ltd.	84,000	9,726,275
Daiichi Sankyo Co. Ltd.	240,900	16,588,862
Eisai Co. Ltd.	117,200	8,610,191
Hoya Corp.	149,500	12,740,494
M3 Inc.	169,200	5,007,587
Olympus Corp.	513,500	7,429,827
Ono Pharmaceutical Co. Ltd.	200,300	4,612,531
Otsuka Holdings Co. Ltd.	219,700	8,610,539
Shionogi & Co. Ltd.	114,500	5,639,354
Sysmex Corp.	65,300	4,745,902
Takeda Pharmaceutical Co. Ltd.	622,692	19,080,776
Terumo Corp.	276,200	9,517,521

		123,282,302

Netherlands — 0.8%
Koninklijke Philips NV	357,628	14,485,722

South Korea — 0.4%
Celltrion Inc.(a)	42,588	8,011,379

Spain — 0.2%
Grifols SA	116,156	3,951,019

Switzerland — 10.7%
Alcon Inc.(a)	193,060	9,843,057
Lonza Group AG, Registered	29,419	12,229,158
Novartis AG, Registered	1,007,621	83,156,981

Security	Shares	Value

Switzerland (continued)
Roche Holding AG, Bearer	10,685	$3,425,649
Roche Holding AG, NVS	277,547	90,086,957
Sonova Holding AG, Registered	21,649	3,902,212
Straumann Holding AG, Registered	4,440	3,310,440
Vifor Pharma AG	16,948	2,342,820

		208,297,274

United Kingdom — 4.6%
AstraZeneca PLC	518,216	46,367,276
GlaxoSmithKline PLC	1,972,050	37,035,663
Smith & Nephew PLC	350,931	6,242,040

		89,644,979

United States — 66.6%
Abbott Laboratories	698,208	55,095,593
AbbVie Inc.	584,206	44,510,655
ABIOMED Inc.(a)(b)	17,847	2,590,671
Agilent Technologies Inc.	122,026	8,739,502
Alexion Pharmaceuticals Inc.(a)	87,446	7,851,776
Align Technology Inc.(a)	28,555	4,967,142
Allergan PLC	129,685	22,967,213
AmerisourceBergen Corp.	59,713	5,284,600
Amgen Inc.	234,732	47,587,218
Anthem Inc.	100,170	22,742,597
Baxter International Inc.(b)	201,694	16,375,536
Becton Dickinson and Co.(b)	106,845	24,549,776
Biogen Inc.(a)	71,283	22,552,516
Boston Scientific Corp.(a)	550,628	17,966,992
Bristol-Myers Squibb Co.	926,067	51,618,975
Cardinal Health Inc.	117,095	5,613,534
Centene Corp.(a)	230,690	13,705,293
Cerner Corp.	123,699	7,791,800
Cigna Corp.(a)	147,521	26,137,771
Cooper Companies Inc. (The)(b)	19,618	5,408,094
CVS Health Corp.	513,944	30,492,297
Danaher Corp.	252,543	34,954,477
DaVita Inc.(a)	35,361	2,689,558
Dentsply Sirona Inc.	88,493	3,436,183
Edwards Lifesciences Corp.(a)	82,395	15,541,345
Eli Lilly & Co.	333,783	46,302,378
Gilead Sciences Inc.	499,794	37,364,599
HCA Healthcare Inc.	104,614	9,399,568
Henry Schein Inc.(a)(b)	58,711	2,966,080
Hologic Inc.(a)	105,659	3,708,631
Humana Inc.	52,314	16,427,642
IDEXX Laboratories Inc.(a)	33,927	8,218,476
Illumina Inc.(a)(b)	58,072	15,860,625
Incyte Corp.(a)	70,627	5,172,015
Intuitive Surgical Inc.(a)	45,657	22,609,803
IQVIA Holdings Inc.(a)	71,309	7,691,389
Johnson & Johnson	1,039,717	136,338,090
Laboratory Corp. of America Holdings(a)	38,224	4,831,131
McKesson Corp.	63,802	8,629,859
Medtronic PLC	529,514	47,751,572
Merck &Co. Inc.(b)	1,005,788	77,385,329
Mettler-Toledo International Inc.(a)	9,621	6,643,397
Mylan NV(a)(b)	201,947	3,011,030
PerkinElmer Inc.(b)	43,480	3,273,174
Perrigo Co. PLC	53,307	2,563,534
Pfizer Inc.	2,186,247	71,359,102
Quest Diagnostics Inc.	52,916	4,249,155

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Regeneron Pharmaceuticals Inc.(a)(b)	31,553	$15,407,014
ResMed Inc.(b)	56,694	8,350,459
Stryker Corp.	127,199	21,177,361
Teleflex Inc.(b)	18,252	5,345,281
Thermo Fisher Scientific Inc.	158,411	44,925,360
UnitedHealth Group Inc.	374,275	93,336,699
Universal Health Services Inc., Class B	31,671	3,137,963
Varian Medical Systems Inc.(a)	35,823	3,677,589
Vertex Pharmaceuticals Inc.(a)	101,587	24,172,627
Waters Corp.(a)(b)	25,455	4,634,083
Zimmer Biomet Holdings Inc.	81,262	8,213,963
Zoetis Inc.	188,096	22,137,018

		1,297,443,110

Total Common Stocks — 99.4% (Cost: $1,793,891,461)		1,935,190,860

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SLAgency Shares,
1.32%(c)(d)(e)	33,614,870	33,608,147

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SLAgency Shares,
0.22%(c)(d)	3,864,000	$3,864,000

		37,472,147

Total Short-Term Investments — 1.9% (Cost: $37,461,520)		37,472,147

Total Investments in Securities — 101.3% (Cost: $1,831,352,981)		1,972,663,007

Other Assets, Less Liabilities — (1.3)%		(25,271,152)

Net Assets — 100.0%		$1,947,391,855

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	—	33,614,870	33,614,870	$33,608,147	$584,703	(b)	$(44,616	) $	10,627
BlackRock Cash Funds: Treasury, SLAgency Shares	2,712,643	1,151,357	3,864,000	3,864,000	55,749		—		—

				$37,472,147	$640,452		$(44,616	) $	10,627

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care Index E-Mini	126	06/19/20	$11,246	$798,617

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$798,617

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (continued) March 31, 2020	iShares® Global Healthcare ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,161,173)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$798,617

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,005,738

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,935,190,860	$—	$—	$1,935,190,860
Money Market Funds	37,472,147	—	—	37,472,147

	$1,972,663,007	$—	$—	$1,972,663,007

Derivative financial instruments(a)
Assets
Futures Contracts	$798,617	$—	$—	$798,617

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Aurizon Holdings Ltd.	86,022	$222,709
Brambles Ltd.	68,429	442,274
Qantas Airways Ltd.	64,843	128,190
Sydney Airport	95,845	327,920
Transurban Group	112,791	831,166

		1,952,259

Brazil — 0.1%
CCR SA	100	226
Embraer SA, ADR(a)	17,302	128,035

		128,261

Canada — 3.5%
Bombardier Inc., Class B(a)(b)	89,667	28,664
Canadian National Railway Co.	30,637	2,368,349
Canadian Pacific Railway Ltd.	5,865	1,279,640
SNC-Lavalin Group Inc.	7,544	110,032
Thomson Reuters Corp.	7,298	491,609
Waste Connections Inc.	11,234	861,877

		5,140,171

Chile — 0.0%
LATAM Airlines Group SA, ADR	10,578	28,032

Denmark — 1.3%
AP Moller — Maersk A/S, Class A	125	103,572
AP Moller — Maersk A/S, Class B, NVS	287	257,088
DSV PANALPINA A/S	8,672	788,294
Vestas Wind Systems A/S	8,410	683,356

		1,832,310

Finland — 0.9%
Kone OYJ, Class B	17,275	978,457
Metso OYJ	5,617	133,866
Wartsila OYJ Abp	20,746	152,288

		1,264,611

France — 6.9%
Aeroports de Paris	1,394	133,761
Airbus SE	25,638	1,669,312
Alstom SA	8,036	336,300
Bouygues SA	10,504	307,962
Bureau Veritas SA	12,136	230,504
Cie. de Saint-Gobain	23,173	563,580
Eiffage SA	3,490	246,996
Legrand SA	11,117	713,347
Safran SA	14,273	1,255,077
Schneider Electric SE	23,540	2,029,664
Teleperformance	2,505	521,686
Thales SA	4,387	367,666
Vinci SA	21,635	1,789,921

		10,165,776

Germany —3.3%
Brenntag AG	6,560	243,507
Deutsche Lufthansa AG,Registered(b)	10,256	96,352
Deutsche Post AG,Registered	41,536	1,129,130
GEA Group AG	7,052	144,891
MTU Aero Engines AG	2,216	324,241
Siemens AG,Registered	34,374	2,921,927

		4,860,048

Hong Kong —0.5%
CK Hutchison Holdings Ltd.	118,520	799,726

Security	Shares	Value

Ireland — 1.0%
Kingspan Group PLC	6,601	$352,732
Ryanair Holdings PLC, ADR(a)(b)	3,885	206,254
Trane Technologies PLC	10,459	863,809

		1,422,795

Italy — 0.5%
Atlantia SpA	20,049	251,446
CNH Industrial NV	42,875	245,384
Leonardo SpA	17,370	115,728
Prysmian SpA	11,582	185,542

		798,100

Japan — 16.6%
AGC Inc.	9,600	236,454
ANA Holdings Inc.	15,100	369,125
Central Japan Railway Co.	8,800	1,411,848
Dai Nippon Printing Co. Ltd.	12,300	262,168
Daikin Industries Ltd.	12,300	1,500,542
East Japan Railway Co.	16,400	1,242,058
FANUC Corp.	8,200	1,113,158
Hankyu Hanshin Holdings Inc.	11,200	377,120
ITOCHU Corp.	66,900	1,389,683
Japan Airlines Co. Ltd.	15,400	283,878
Kajima Corp.	20,500	210,592
Kintetsu Group Holdings Co. Ltd.	8,200	379,788
Komatsu Ltd.	41,300	680,395
Kubota Corp.	49,200	629,612
Makita Corp.	12,300	377,699
Marubeni Corp.	69,700	348,000
Mitsubishi Corp.	67,500	1,432,784
Mitsubishi Electric Corp.	91,400	1,130,276
Mitsubishi Heavy Industries Ltd.	14,500	367,016
Mitsui &Co. Ltd.	71,400	994,395
Nidec Corp.	23,000	1,194,581
Nippon Express Co. Ltd.	4,100	200,908
Obayashi Corp.	30,800	264,192
Odakyu Electric Railway Co. Ltd.	13,700	301,018
Recruit Holdings Co. Ltd.	69,800	1,807,798
Secom Co. Ltd.	9,000	748,145
Shimizu Corp.	28,700	224,645
SMC Corp.	2,900	1,228,984
Sumitomo Corp.	53,300	611,724
Taisei Corp.	9,700	296,962
Tokyu Corp.	24,600	387,384
Toppan Printing Co. Ltd.	13,700	210,154
Toshiba Corp.	19,400	427,697
TOTO Ltd.	7,300	243,097
Toyota Tsusho Corp.	10,600	249,989
West Japan Railway Co.	8,200	561,782
Yamato Holdings Co. Ltd.	18,100	284,523
Yaskawa Electric Corp.	12,300	339,075

		24,319,249

Mexico — 0.0%
Alfa SAB de CV, Class A	129,638	35,367

Netherlands — 0.7%
Randstad NV	5,500	194,142
Wolters Kluwer NV	11,585	815,833

		1,009,975

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	12,227	239,007

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (continued) March 31, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(c)	3,161	$345,176
Ferrovial SA	20,170	484,017
International Consolidated Airlines Group SA	37,766	100,727

		1,168,927

Sweden — 3.4%
Alfa Laval AB	12,751	221,682
Assa Abloy AB, Class B	42,177	799,038
Atlas Copco AB, Class A	28,992	977,061
Atlas Copco AB, Class B	14,965	442,559
Epiroc AB, Class A	26,885	267,176
Epiroc AB, Class B	16,524	164,144
Sandvik AB	46,945	669,276
Securitas AB, Class B	14,022	152,070
Skanska AB, Class B(a)	15,282	233,602
SKF AB, Class B	16,372	225,890
Volvo AB, Class B	70,417	849,322

		5,001,820

Switzerland — 2.6%
ABB Ltd., Registered	82,206	1,444,797
Adecco Group AG, Registered	7,011	276,368
Geberit AG, Registered	1,560	686,848
Kuehne + Nagel International AG, Registered	2,184	299,875
Schindler Holding AG, Participation Certificates, NVS	1,804	396,021
Schindler Holding AG, Registered	738	155,906
SGS SA, Registered	227	526,003

		3,785,818

United Kingdom — 5.4%
Ashtead Group PLC	19,272	421,890
BAE Systems PLC	136,079	880,439
Bunzl PLC	14,522	293,417
DCC PLC	4,346	274,830
easyJet PLC	11,728	83,036
Experian PLC	39,024	1,089,210
Ferguson PLC	9,855	617,828
G4S PLC	65,891	75,411
IMI PLC	12,382	114,749
Intertek Group PLC	6,847	401,234
Melrose Industries PLC	209,025	237,150
RELX PLC	85,713	1,840,767
Rentokil Initial PLC	78,036	375,238
Rolls-Royce Holdings PLC	81,291	343,314
Smiths Group PLC	16,646	253,049
Spirax-Sarco Engineering PLC	3,134	317,292
Travis Perkins PLC	10,742	117,558
Weir Group PLC (The)	11,347	101,443

		7,837,855

United States — 50.6%
3M Co.	24,477	3,341,355
Alaska Air Group Inc.	5,294	150,720
Allegion PLC	3,936	362,191
American Airlines Group Inc.	16,974	206,913
AMETEK Inc.	9,725	700,395
AO Smith Corp.	5,809	219,638
Boeing Co. (The)	22,752	3,393,233
Caterpillar Inc.	23,541	2,731,698
CH Robinson Worldwide Inc.	5,703	377,539
Cintas Corp.	3,569	618,222
Copart Inc.(a)	8,741	598,933
CSX Corp.	33,178	1,901,099

Security	Shares	Value

United States (continued)
Cummins Inc.	6,527	$883,234
Deere &Co.	13,399	1,851,206
Delta Air Lines Inc.	24,695	704,548
Dover Corp.	6,232	523,114
Eaton Corp. PLC	17,566	1,364,703
Emerson Electric Co.	25,811	1,229,894
Equifax Inc.	5,170	617,557
Expeditors International of Washington Inc.	7,257	484,187
Fastenal Co.	24,284	758,875
FedEx Corp.	10,214	1,238,550
Flowserve Corp.	5,582	133,354
Fortive Corp.	12,533	691,696
Fortune Brands Home &Security Inc.(b)	5,919	255,997
General Dynamics Corp.	9,900	1,309,869
General Electric Co.	371,443	2,949,257
Honeywell International Inc.	30,315	4,055,844
Howmet Aerospace Inc.	16,486	264,765
Huntington Ingalls Industries Inc.	1,741	317,228
IDEX Corp.	3,239	447,338
IHS Markit Ltd.	17,066	1,023,960
Illinois Tool Works Inc.	12,464	1,771,384
Ingersoll Rand Inc.(a)(b)	14,732	365,354
Jacobs Engineering Group Inc.	5,785	458,577
JB Hunt Transport Services Inc.	3,666	338,115
Johnson Controls International PLC	32,841	885,393
Kansas City Southern(b)	4,268	542,804
L3Harris Technologies Inc.	9,430	1,698,532
Lockheed Martin Corp.	10,584	3,587,447
Masco Corp.	12,164	420,509
Nielsen Holdings PLC	15,357	192,577
Norfolk Southern Corp.	11,158	1,629,068
Northrop Grumman Corp.	6,691	2,024,362
Old Dominion Freight Line Inc.	4,086	536,328
PACCAR Inc.	14,725	900,139
Parker-Hannifin Corp.	5,459	708,196
Pentair PLC	7,093	211,088
Quanta Services Inc.	6,027	191,237
Raytheon Co.	11,810	1,548,881
Republic Services Inc.	8,905	668,409
Robert Half International Inc.	5,050	190,638
Rockwell Automation Inc.	4,962	748,815
Rollins Inc.	5,953	215,141
Roper Technologies Inc.	4,428	1,380,695
Snap-on Inc.	2,296	249,851
Southwest Airlines Co.	20,172	718,325
Stanley Black & Decker Inc.	6,510	651,000
Textron Inc.	9,764	260,406
TransDigm Group Inc.	2,134	683,285
Union Pacific Corp.	29,587	4,172,950
United Airlines Holdings Inc.(a)	9,313	293,825
United Parcel Service Inc., Class B	29,849	2,788,494
United Rentals Inc.(a)	3,202	329,486
United Technologies Corp.	34,469	3,251,461
Verisk Analytics Inc.	6,965	970,782
Waste Management Inc.	16,531	1,530,109
Westinghouse Air Brake Technologies Corp.	7,749	372,959
WW Grainger Inc.	1,847	458,980

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	7,626	$496,681

		74,149,395

Total Common Stocks — 99.4% (Cost: $213,134,914)		145,700,495

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SLAgency Shares,
1.32%(d)(e)(f)	861,163	860,991
BlackRock Cash Funds: Treasury, SLAgency Shares,
0.22%(d)(e)	315,000	315,000

		1,175,991

Total Short-Term Investments — 0.8% (Cost: $1,175,732)		1,175,991

Total Investments in Securities — 100.2% (Cost: $214,310,646)		146,876,486

Other Assets, Less Liabilities — (0.2)%		(296,962)

Net Assets — 100.0%		$146,579,524

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	764,975	96,188	861,163	$860,991	$27,915	(b)	$(6,077)	$220
BlackRock Cash Funds: Treasury, SLAgency Shares	399,619	(84,619)	315,000	315,000	5,605		—	—

				$1,175,991	$33,520		$(6,077)	$220

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	7	06/19/20	$211	$5,111
S&P Select Sector Industrial Index E-Mini	9	06/19/20	532	10,689
TOPIX Index	1	06/11/20	130	5,535

				$21,335

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (continued) March 31, 2020	iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$21,335

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(228,474)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$21,335

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$469,207

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$145,700,495	$—	$—	$145,700,495
Money Market Funds	1,175,991	—	—	1,175,991

	$146,876,486	$—	$—	$146,876,486

Derivative financial instruments(a)
Assets
Futures Contracts	$21,335	$—	$—	$21,335

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.3%
BHP Group Ltd.	260,610	$4,622,495
BHP Group PLC	187,147	2,905,303
Fortescue Metals Group Ltd.	151,773	928,927
James Hardie Industries PLC	39,315	445,642
Newcrest Mining Ltd.	67,464	951,766
Rio Tinto Ltd.	32,926	1,704,286
South32 Ltd.	455,625	492,197

		12,050,616

Belgium — 0.8%
Solvay SA	6,390	465,419
Umicore SA	17,696	618,429

		1,083,848

Brazil — 1.8%
Vale SA, ADR	281,113	2,330,427

Canada — 8.0%
Agnico Eagle Mines Ltd.	21,170	835,585
Barrick Gold Corp.	157,409	2,859,871
CCL Industries Inc., Class B, NVS	12,852	386,368
First Quantum Minerals Ltd.	60,825	307,255
Franco-Nevada Corp.	16,666	1,646,402
Kinross Gold Corp.(a)	111,384	442,140
Kirkland Lake Gold Ltd.	23,685	689,741
Nutrien Ltd.	50,635	1,711,490
Teck Resources Ltd., Class B	43,301	324,602
Wheaton Precious Metals Corp.	39,571	1,076,745

		10,280,199

Chile — 0.3%
Empresas CMPC SA	99,304	213,097
Sociedad Quimica y Minera de Chile SA, ADR	9,834	221,757

		434,854

Denmark — 1.2%
Chr Hansen Holding A/S	9,121	682,385
Novozymes A/S, Class B	18,928	860,845

		1,543,230

Finland — 1.4%
Stora Enso OYJ, Class R	53,451	542,270
UPM-Kymmene OYJ	46,988	1,293,580

		1,835,850

France — 4.5%
Air Liquide SA	41,707	5,338,257
Arkema SA	6,365	439,992

		5,778,249

Germany —4.9%
BASF SE	81,324	3,849,949
Covestro AG(b)	14,987	458,308
HeidelbergCement AG	12,843	550,856
LANXESS AG	7,365	294,319
Symrise AG	11,272	1,051,297
thyssenkrupp AG(a)(c)	36,042	188,561

		6,393,290

Ireland — 8.3%
CRH PLC	70,179	1,913,548
Linde PLC	47,563	8,228,399
Smurfit Kappa Group PLC	21,008	592,872

		10,734,819

Security	Shares	Value

Japan — 8.0%
Asahi Kasei Corp.	123,300	$873,511
JFE Holdings Inc.	51,200	333,413
Kuraray Co. Ltd.	31,200	315,598
Mitsubishi Chemical Holdings Corp.	125,500	747,269
Mitsui Chemicals Inc.	17,200	326,777
Nippon Paint Holdings Co. Ltd.	17,600	922,755
Nippon Steel Corp.	84,029	720,304
Nitto Denko Corp.	13,900	621,254
Oji Holdings Corp.	90,600	485,919
Shin-Etsu Chemical Co. Ltd.	34,000	3,379,371
Sumitomo Chemical Co. Ltd.	144,900	430,855
Sumitomo Metal Mining Co. Ltd.	24,300	499,258
Toray Industries Inc.	144,300	626,897

		10,283,181

Mexico — 0.6%
Cemex SAB de CV, CPO,NVS	1,349,284	283,554
Grupo Mexico SAB de CV, Series B	277,200	516,842

		800,396

Netherlands — 2.7%
Akzo Nobel NV	18,005	1,185,557
ArcelorMittal SA	56,709	538,922
Koninklijke DSM NV	16,074	1,825,451

		3,549,930

Norway — 0.6%
Norsk Hydro ASA	121,940	262,669
Yara International ASA	15,601	489,230

		751,899

Peru — 0.2%
Southern Copper Corp.	7,629	214,833

South Korea — 1.5%
LG Chem Ltd.	4,181	1,047,525
POSCO	6,256	827,384

		1,874,909

Sweden — 0.8%
Boliden AB	24,289	444,462
Svenska Cellulosa AB SCA, Class B	53,838	545,841

		990,303

Switzerland — 4.6%
Clariant AG, Registered	21,768	365,931
Givaudan SA, Registered	703	2,176,099
LafargeHolcim Ltd., Registered	43,083	1,574,508
Sika AG,Registered	11,154	1,843,917

		5,960,455

Taiwan — 2.1%
Formosa Chemicals & Fibre Corp.	359,100	795,585
Formosa Plastics Corp.	388,720	965,325
Nan Ya Plastics Corp.	498,940	902,469

		2,663,379

United Kingdom — 8.5%
Amcor PLC(a)	143,461	1,164,903
Anglo American PLC	122,295	2,147,825
Croda International PLC	11,687	619,068
DS Smith PLC	121,537	415,027
Glencore PLC	966,551	1,483,712
Johnson Matthey PLC	17,665	393,829
Mondi PLC	42,992	736,183

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (continued) March 31, 2020	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	88,145	$4,064,150

		11,024,697

United States — 28.5%
Air Products & Chemicals Inc.	19,518	3,895,988
Albemarle Corp.	9,409	530,385
Avery Dennison Corp.	7,406	754,449
Ball Corp.(c)	28,876	1,867,122
Celanese Corp.	10,707	785,787
CF Industries Holdings Inc.	19,269	524,117
Corteva Inc.(a)	66,487	1,562,445
Dow Inc.(a)	65,539	1,916,360
DuPont de Nemours Inc.	65,593	2,236,721
Eastman Chemical Co.	12,097	563,478
Ecolab Inc.	22,213	3,461,452
FMC Corp.	11,401	931,348
Freeport-McMoRan Inc.	128,467	867,152
International Flavors & Fragrances Inc.	9,398	959,348
International Paper Co.	34,624	1,077,845
LyondellBasell Industries NV, Class A	22,851	1,134,095
Martin Marietta Materials Inc.(c)	5,525	1,045,496
Mosaic Co. (The)	31,090	336,394
Newmont Corp.	72,600	3,287,328
Nucor Corp.	26,965	971,279
Packaging Corp. of America	8,405	729,806
PPG Industries Inc.	20,872	1,744,899
Sealed Air Corp.	13,727	339,194
Sherwin-Williams Co. (The)	7,279	3,344,846
Vulcan Materials Co.	11,778	1,272,849
Westrock Co.	22,590	638,394

		36,778,577

Total Common Stocks — 98.6% (Cost: $224,480,229)		127,357,941

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	94,080	$179,693

Total Preferred Stocks — 0.2% (Cost: $1,254,803)		179,693

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(d)(e)(f)	1,089,316	1,089,098
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(d)(e)	227,000	227,000

		1,316,098

Total Short-Term Investments — 1.0% (Cost: $1,315,771)		1,316,098

Total Investments in Securities — 99.8% (Cost: $227,050,803)		128,853,732

Other Assets, Less Liabilities — 0.2%		278,070

Net Assets — 100.0%		$129,131,802

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,861,235	(3,771,919)	1,089,316	$1,089,098	$23,004	(b)	$(2,020)	$153
BlackRock Cash Funds: Treasury, SL Agency Shares	230,581	(3,581)	227,000	227,000	4,396		—	—

				$1,316,098	$27,400		$(2,020)	$153

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	6	06/19/20	$419	$41,355
MSCI Emerging Markets E-Mini	8	06/19/20	337	7,591

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Materials ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	4	06/19/20	$514	$(9,043)
S&P/TSX 60 Index	2	06/18/20	229	12,910

				$52,813

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$61,856

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,043

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(298,592)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$52,813

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$612,816

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (continued) March 31, 2020	iShares® Global Materials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$127,357,941	$—	$—	$127,357,941
Preferred Stocks	179,693	—	—	179,693
Money Market Funds	1,316,098	—	—	1,316,098

	$128,853,732	$—	$—	$128,853,732

Derivative financial instruments(a)
Assets
Futures Contracts	$61,856	$—	$—	$61,856
Liabilities
Futures Contracts	(9,043)	—	—	(9,043)

	$52,813	$—	$—	$52,813

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
Computershare Ltd.	202,110	$1,201,141

Brazil — 0.1%
Pagseguro Digital Ltd., Class A(a)(b)	71,763	1,387,179

Canada — 1.2%
CGI Inc.(a)	96,661	5,174,132
Constellation Software Inc.	7,984	7,174,409
Open Text Corp.	108,888	3,764,625
Shopify Inc., Class A(a)	41,789	17,311,013

		33,424,179

China — 0.3%
Xiaomi Corp., Class B(a)(c)	5,318,800	7,164,106

Finland — 0.3%
Nokia OYJ	2,272,383	7,153,488

France — 0.9%
Atos SE	38,709	2,622,312
Capgemini SE	63,464	5,361,964
Dassault Systemes SE	55,170	8,172,266
Edenred	98,018	4,096,591
STMicroelectronics NV , New	264,481	5,767,762

		26,020,895

Germany —2.2%
Infineon Technologies AG	504,106	7,428,543
SAP SE	435,699	49,145,689
Wirecard AG(b)	46,353	5,322,587

		61,896,819

Japan — 4.1%
Canon Inc.	433,900	9,481,451
FUJIFILM Holdings Corp.	166,600	8,393,658
Fujitsu Ltd.	76,900	6,948,817
Hitachi Ltd.	390,000	11,354,453
Keyence Corp.	75,540	24,371,805
Kyocera Corp.	141,700	8,411,038
Murata Manufacturing Co. Ltd.	258,900	13,123,068
NEC Corp.	105,700	3,862,596
NTT Data Corp.	262,000	2,524,015
Omron Corp.	83,800	4,370,284
Ricoh Co. Ltd.	301,000	2,213,830
Rohm Co. Ltd.	38,400	2,109,323
TDK Corp.	52,400	4,067,547
Tokyo Electron Ltd.	66,600	12,557,482

		113,789,367

Netherlands — 2.0%
Adyen NV(a)(c)	9,788	8,276,157
ASML Holding NV	171,551	45,637,431

		53,913,588

South Korea — 3.5%
Samsung Electronics Co. Ltd.	2,069,111	81,159,938
SK Hynix Inc.	217,082	14,854,340

		96,014,278

Spain — 0.3%
Amadeus IT Group SA	173,811	8,238,853

Sweden — 0.5%
Hexagon AB, Class B	111,574	4,774,809

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	1,056,090	$8,640,417

		13,415,226

Switzerland — 0.2%
Logitech International SA, Registered	67,361	2,912,908
Temenos AG, Registered	25,970	3,406,122

		6,319,030

Taiwan — 3.4%
Hon Hai Precision Industry Co. Ltd.	5,041,378	11,652,607
Largan Precision Co. Ltd.	43,000	5,445,828
MediaTek Inc.	591,000	6,400,228
Taiwan Semiconductor Manufacturing Co. Ltd.	7,629,600	69,127,206

		92,625,869

United Kingdom — 0.3%
Halma PLC	152,705	3,637,348
Micro Focus International PLC	146,726	727,732
Sage Group PLC (The)	453,027	3,324,323

		7,689,403

United States — 79.9%
Accenture PLC, Class A	255,944	41,785,417
Adobe Inc.(a)	195,262	62,140,179
Advanced Micro Devices Inc.(a)	471,066	21,424,082
Akamai Technologies Inc.(a)	65,129	5,958,652
Alliance Data Systems Corp.	16,610	558,927
Amphenol Corp., Class A	120,033	8,748,005
Analog Devices Inc.	148,433	13,307,018
ANSYS Inc.(a)	34,375	7,991,156
Apple Inc.	1,683,282	428,041,780
Applied Materials Inc.	372,749	17,079,359
Arista Networks Inc.(a)(b)	21,943	4,444,555
Autodesk Inc.(a)	88,734	13,851,377
Automatic Data Processing Inc.	174,555	23,858,177
Broadcom Inc.	159,867	37,904,466
Broadridge Financial Solutions Inc.	46,115	4,373,085
Cadence Design Systems Inc.(a)	112,647	7,439,208
CDW Corp./DE	58,396	5,446,595
Cisco Systems Inc.	1,709,718	67,209,015
Citrix Systems Inc.	49,040	6,941,612
Cognizant Technology Solutions Corp., Class A	220,680	10,255,000
Corning Inc.	309,503	6,357,192
DXC Technology Co.	103,174	1,346,421
F5 Networks Inc.(a)	24,383	2,599,959
Fidelity National Information Services Inc.	247,551	30,112,104
Fiserv Inc.(a)(b)	230,466	21,891,965
FleetCor Technologies Inc.(a)	34,931	6,516,029
FLIR Systems Inc.	54,625	1,741,991
Fortinet Inc.(a)	57,268	5,793,804
Gartner Inc.(a)	36,382	3,622,556
Global Payments Inc.	120,843	17,429,186
Hewlett Packard Enterprise Co.	514,619	4,996,950
HP Inc.	594,808	10,325,867
Intel Corp.	1,753,138	94,879,829
International Business Machines Corp.	356,931	39,594,356
Intuit Inc.	105,053	24,162,190
IPG Photonics Corp.(a)(b)	14,471	1,595,862
Jack Henry & Associates Inc.	30,823	4,784,963
Juniper Networks Inc.	134,894	2,581,871
Keysight Technologies Inc.(a)	75,695	6,334,158
KLA Corp.	63,435	9,118,147
Lam Research Corp.	58,403	14,016,720

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (continued) March 31, 2020	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Leidos Holdings Inc.	53,630	$4,915,189
Mastercard Inc., Class A	357,774	86,423,887
Maxim Integrated Products Inc.	109,468	5,321,239
Microchip Technology Inc.	96,055	6,512,529
Micron Technology Inc.(a)	445,953	18,756,783
Microsoft Corp.	3,074,564	484,889,488
Motorola Solutions Inc.	69,104	9,185,304
NetApp Inc.	90,648	3,779,115
NortonLifeLock Inc.	231,000	4,322,010
NVIDIA Corp.	246,649	65,016,676
Oracle Corp.	873,129	42,198,325
Paychex Inc.	129,060	8,120,455
Paycom Software Inc.(a)	19,789	3,997,576
PayPal Holdings Inc.(a)	473,223	45,306,370
Qorvo Inc.(a)	46,822	3,775,258
QUALCOMM Inc.	460,188	31,131,718
salesforce.com Inc.(a)	357,480	51,469,970
Seagate Technology PLC	91,460	4,463,248
ServiceNow Inc.(a)	76,011	21,783,232
Skyworks Solutions Inc.	69,284	6,192,604
Synopsys Inc.(a)	60,422	7,781,749
TE Connectivity Ltd.	134,316	8,459,222
Texas Instruments Inc.	376,732	37,646,829
VeriSign Inc.(a)	41,461	7,466,711
Visa Inc., Class A(b)	689,905	111,157,494
Western Digital Corp.	119,451	4,971,551
Western Union Co. (The)	171,048	3,101,100
Xerox Holdings Corp.(a)	77,189	1,461,960
Xilinx Inc.	101,268	7,892,828
Zebra Technologies Corp., Class A(a)(b)	21,522	3,951,439

		2,200,011,644

Total Common Stocks — 99.2% (Cost: $2,449,213,269)		2,730,265,065

Security	Shares	Value

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	332,044	$10,937,663

Total Preferred Stocks — 0.4% (Cost: $11,130,442)		10,937,663

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(d)(e)(f)	31,711,666	31,705,324
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(d)(e)	5,162,000	5,162,000

		36,867,324

Total Short-Term Investments — 1.3% (Cost: $36,845,125)		36,867,324

Total Investments in Securities — 100.9% (Cost: $2,497,188,836)		2,778,070,052

Other Assets, Less Liabilities — (0.9)%		(25,197,570)

Net Assets — 100.0%		$2,752,872,482

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,656,392	27,055,274	31,711,666	$31,705,324	$138,780	(b)	$ (30,657)		$20,600
BlackRock Cash Funds: Treasury, SL Agency Shares	5,794,378	(632,378)	5,162,000	5,162,000	72,008		—		—

				$36,867,324	$210,788		$ (30,657)		$20,600

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Technology Index E-Mini	133	06/19/20	$10,729	$953,175

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Tech ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$953,175

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,339,605)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$953,175

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,092,758

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,730,265,065	$—	$—	$2,730,265,065
Preferred Stocks	10,937,663	—	—	10,937,663
Money Market Funds	36,867,324	—	—	36,867,324

	$2,778,070,052	$—	$—	$2,778,070,052

Derivative financial instruments(a)
Assets
Futures Contracts	$953,175	$—	$—	$953,175

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments March 31, 2020	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
AGL Energy Ltd.	80,703	$849,088
APA Group	143,292	899,821

		1,748,909

Canada — 3.1%
Brookfield Infrastructure Corp.(a)	4,035	139,742
Brookfield Infrastructure Partners LP(a)	36,318	1,303,860
Emera Inc.	29,441	1,147,979
Fortis Inc.	56,508	2,154,557

		4,746,138

Chile — 0.5%
Enel Americas SA, ADR	89,489	542,303
Enel Chile SA, ADR	65,659	217,988

		760,291

Denmark — 1.3%
Orsted A/S(b)	20,254	1,984,658

Finland — 0.5%
Fortum OYJ	53,380	783,390

France — 3.1%
Electricite de France SA	56,042	441,882
Engie SA	223,624	2,309,437
Suez	51,656	525,760
Veolia Environnement SA	68,213	1,457,640

		4,734,719

Germany —3.0%
E.ON SE	266,714	2,762,928
RWE AG	70,308	1,848,406

		4,611,334

Hong Kong —2.6%
CLP Holdings Ltd.	211,500	1,951,031
Hong Kong & China Gas Co. Ltd.	1,203,247	1,983,963

		3,934,994

Italy —5.8%
Enel SpA	938,639	6,528,675
Snam SpA	276,132	1,273,753
Terna Rete Elettrica Nazionale SpA	168,435	1,066,385

		8,868,813

Japan — 3.3%
Chubu Electric Power Co. Inc.	87,800	1,239,879
Kansai Electric Power Co. Inc. (The)	101,100	1,127,079
Kyushu Electric Power Co. Inc.	58,600	471,709
Osaka Gas Co. Ltd.	51,000	961,845
Tokyo Gas Co. Ltd.	47,700	1,129,371

		4,929,883

Mexico — 0.1%
Infraestructura Energetica Nova SAB de CV	64,472	199,716

Portugal — 0.7%
EDP - Energias de Portugal SA	264,276	1,060,736

Spain — 6.7%
Enagas SA	22,474	446,216
Endesa SA	40,031	855,201
Iberdrola SA	732,572	7,221,473
Naturgy Energy Group SA	42,160	745,481

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	54,628	$980,928

		10,249,299

United Kingdom — 6.3%
Centrica PLC	715,382	337,784
National Grid PLC	456,874	5,362,499
Severn Trent PLC	29,248	826,866
SSE PLC	125,791	2,035,468
United Utilities Group PLC	83,227	931,666

		9,494,283

United States — 61.2%
AES Corp./VA	80,859	1,099,682
Alliant Energy Corp.	29,304	1,415,090
Ameren Corp.(c)	29,871	2,175,505
American Electric Power Co. Inc.	60,151	4,810,877
American Water Works Co. Inc.(c)	21,950	2,624,342
Atmos Energy Corp.	14,678	1,456,498
CenterPoint Energy Inc.	61,144	944,675
CMS Energy Corp.	34,496	2,026,640
Consolidated Edison Inc.	40,470	3,156,660
Dominion Energy Inc.	100,285	7,239,574
DTE Energy Co.	23,517	2,233,410
Duke Energy Corp.	88,709	7,174,784
Edison International	43,623	2,390,104
Entergy Corp.	24,356	2,288,733
Evergy Inc.	27,760	1,528,188
Eversource Energy	39,419	3,082,960
Exelon Corp.	118,249	4,352,746
FirstEnergy Corp.	66,117	2,649,308
NextEra Energy Inc.	59,487	14,313,762
NiSource Inc.	45,617	1,139,056
NRG Energy Inc.	31,153	849,231
Pinnacle West Capital Corp.	13,643	1,034,003
PPL Corp.	93,204	2,300,275
Public Service Enterprise Group Inc.	61,525	2,763,088
Sempra Energy	34,458	3,893,409
Southern Co. (The)	127,849	6,921,745
WEC Energy Group Inc.	38,308	3,376,084
Xcel Energy Inc.	63,763	3,844,909

		93,085,338

Total Common Stocks — 99.4% (Cost: $199,424,598)		151,192,501

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	120,238	204,405

Total Preferred Stocks — 0.1% (Cost: $771,792)		204,405

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(d)(e)(f)	3,776,311	3,775,555

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(d)(e)	268,000	$268,000

		4,043,555

Total Short-Term Investments — 2.7% (Cost: $4,042,168)		4,043,555

Total Investments in Securities — 102.2% (Cost: $204,238,558)		155,440,461

Other Assets, Less Liabilities — (2.2)%		(3,317,621)

Net Assets — 100.0%		$152,122,840

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,776,311	3,776,311	$3,775,555	$2,518	(b)	$ (1,102)		$1,388
BlackRock Cash Funds: Treasury, SL Agency Shares	338,026	(70,026)	268,000	268,000	6,468		—		—

				$4,043,555	$8,986		$ (1,102)		$1,388

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Utilities Index	11	06/19/20	$613	$36,439
IBEX 35 Index	1	04/17/20	74	8,738

				$45,177

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$45,177

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (continued) March 31, 2020	iShares® Global Utilities ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(172,239)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$45,177

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$591,057

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$151,192,501	$—	$—	$151,192,501
Preferred Stocks	204,405	—	—	204,405
Money Market Funds	4,043,555	—	—	4,043,555

	$155,440,461	$—	$—	$155,440,461

Derivative financial instruments(a)
Assets
Futures Contracts	$45,177	$—	$—	$45,177

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

March 31, 2020

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$224,563,910	$155,964,369	$677,879,704	$606,514,193
Affiliated(c)	1,525,456	3,193,243	5,654,962	7,368,600
Cash	2,214	41,982	163,842	586
Foreign currency, at value(d)	151,637	197,212	930,513	1,238,122
Cash pledged:
Futures contracts	136,000	64,000	402,000	752,000
Foreign currency collateral pledged:
Futures contracts(e)	33,859	69,783	180,831	106,635
Receivables:
Investments sold	—	—	—	5,573,472
Securities lending income — Affiliated	3,521	1,279	3,501	3,604
Variation margin on futures contracts	—	—	—	57,457
Capital shares sold	96,583	—	—	88,412
Dividends	436,545	424,783	2,187,797	1,981,210
Tax reclaims	23,021	50,310	704,654	56,740

Total assets	226,972,746	160,006,961	688,107,804	623,741,031

LIABILITIES
Collateral on securities loaned, at value	792,217	2,979,860	4,388,782	6,687,887
Payables:
Investments purchased	728,699	74	—	24,604
Variation margin on futures contracts	6,563	11,195	76,932	—
Investment advisory fees	82,282	66,688	261,869	210,295

Total liabilities	1,609,761	3,057,817	4,727,583	6,922,786

NET ASSETS	$225,362,985	$156,949,144	$683,380,221	$616,818,245

NET ASSETS CONSIST OF:
Paid-in capital	$367,087,794	$224,124,336	$733,589,752	$1,355,132,037
Accumulated loss	(141,724,809)	(67,175,192)	(50,209,531)	(738,313,792)

NET ASSETS	$225,362,985	$156,949,144	$683,380,221	$616,818,245

Shares outstanding	4,350,000	1,650,000	14,250,000	36,150,000

Net asset value	$51.81	$95.12	$47.96	$17.06

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$768,931	$2,426,876	$4,183,971	$6,797,617
(b) Investments, at cost — Unaffiliated	$260,869,939	$210,900,395	$716,342,528	$1,203,127,198
(c) Investments, at cost — Affiliated	$1,524,917	$3,192,353	$5,652,679	$7,364,976
(d) Foreign currency, at cost	$154,718	$197,815	$931,178	$1,221,698
(e) Foreign currency collateral pledged, at cost	$33,946	$69,167	$179,050	$107,765

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$199,197,236	$1,935,190,860	$145,700,495	$127,537,634
Affiliated(c)	6,470,453	37,472,147	1,175,991	1,316,098
Cash	9,711	475,167	20,422	3,374
Foreign currency, at value(d)	372,306	1,528,446	148,214	117,472
Cash pledged:
Futures contracts	230,000	1,082,000	84,000	80,999
Foreign currency collateral pledged:
Futures contracts(e)	103,647	—	52,229	77,701
Receivables:
Investments sold	543,682	—	81,909	—
Securities lending income — Affiliated	2,393	111,344	1,523	645
Variation margin on futures contracts	—	—	—	8,481
Dividends	565,529	2,976,270	407,605	1,004,752
Tax reclaims	179,069	2,989,728	77,815	122,985
Foreign withholding tax claims	—	—	—	11,874

Total assets	207,674,026	1,981,825,962	147,750,203	130,282,015

LIABILITIES
Collateral on securities loaned, at value	3,914,631	33,642,136	867,366	1,088,758
Payables:
Investments purchased	—	9,036	145,628	—
Variation margin on futures contracts	44,259	41,579	10,647	—
Capital shares redeemed	543,682	—	81,909	—
Investment advisory fees	98,297	741,213	65,129	61,336
Professional fees	—	—	—	119
Foreign taxes	—	143	—	—

Total liabilities	4,600,869	34,434,107	1,170,679	1,150,213

NET ASSETS	$203,073,157	$1,947,391,855	$146,579,524	$129,131,802

NET ASSETS CONSIST OF:
Paid-in capital	$384,227,268	$1,861,111,921	$230,825,823	$309,840,463
Accumulated earnings (loss)	(181,154,111)	86,279,934	(84,246,299)	(180,708,661)

NET ASSETS	$203,073,157	$1,947,391,855	$146,579,524	$129,131,802

Shares outstanding	4,300,000	31,950,000	2,050,000	2,600,000

Net asset value	$47.23	$60.95	$71.50	$49.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,707,306	$32,869,160	$843,807	$1,089,456
(b) Investments, at cost — Unaffiliated	$328,950,280	$1,793,891,461	$213,134,914	$225,735,032
(c) Investments, at cost — Affiliated	$6,866,762	$37,461,520	$1,175,732	$1,315,771
(d) Foreign currency, at cost	$373,593	$1,530,633	$149,606	$119,222
(e) Foreign currency collateral pledged, at cost	$103,026	$—	$52,149	$78,052

See notes to financial statements.

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares Global Tech ETF	iShares Global Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,741,202,728	$151,396,906
Affiliated(c)	36,867,324	4,043,555
Cash.	377,911	28,265
Foreign currency, at value(d)	2,808,817	136,337
Cash pledged:
Futures contracts	1,178,000	86,000
Foreign currency collateral pledged:
Futures contracts(e)	—	10,973
Receivables:
Investments sold	34,239	—
Securities lending income — Affiliated	26,996	1,114
Dividends	3,348,469	243,200
Tax reclaims	46,028	31,100
Foreign withholding tax claims	39,444	12,980

Total assets	2,785,929,956	155,990,430

LIABILITIES
Collateral on securities loaned, at value	31,717,353	3,775,245
Payables:
Variation margin on futures contracts	214,002	25,175
Capital shares redeemed	34,239	—
Investment advisory fees	1,091,486	67,040
Professional fees	394	130

Total liabilities	33,057,474	3,867,590

NET ASSETS	$2,752,872,482	$152,122,840

NET ASSETS CONSIST OF:
Paid-in capital	$2,532,400,490	$232,267,884
Accumulated earnings (loss)	220,471,992	(80,145,044)

NET ASSETS	$2,752,872,482	$152,122,840

Shares outstanding	15,050,000	3,000,000

Net asset value	$182.92	$50.71

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$30,498,870	$3,473,467
(b) Investments, at cost — Unaffiliated	$2,460,343,711	$200,196,390
(c) Investments, at cost — Affiliated	$36,845,125	$4,042,168
(d) Foreign currency,at cost	$2,921,150	$136,398
(e) Foreign currency collateral pledged, at cost	$—	$11,083

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

Year Ended March 31, 2020

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,776,452	$4,363,514	$21,785,799	$39,857,942
Dividends — Affiliated	5,127	4,886	18,742	22,219
Securities lending income — Affiliated — net	8,867	15,100	34,619	16,764
Other income — Unaffiliated	—	—	—	146
Foreign taxes withheld	(245,635)	(261,943)	(850,008)	(2,167,546)

Total investment income	4,544,811	4,121,557	20,989,152	37,729,525

EXPENSES
Investment advisory fees	1,154,795	975,752	3,590,044	4,063,298

Total expenses	1,154,795	975,752	3,590,044	4,063,298

Net investment income	3,390,016	3,145,805	17,399,108	33,666,227

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,862,496)	(3,509,712)	(5,538,013)	(34,681,555)
Investments — Affiliated	(10,300)	(949)	(3,070)	(4,443)
In-kind redemptions — Unaffiliated	20,254,258	7,969,974	38,193,581	(49,445,212)
Futures contracts	(95,942)	(321,632)	(540,575)	(3,232,808)
Foreign currency transactions	(308)	(35,768)	(82,870)	(139,588)
Payment by affiliate	—	2,355	—	—

Net realized gain (loss)	14,285,212	4,104,268	32,029,053	(87,503,606)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(24,733,963)	(36,218,415)	(79,191,391)	(367,819,254)
Investments — Affiliated	539	859	2,284	3,624
Futures contracts	(3,365)	56,750	250,930	250,609
Foreign currency translations	(2,480)	3,816	25,067	19,114

Net change in unrealized appreciation (depreciation)	(24,739,269)	(36,156,990)	(78,913,110)	(367,545,907)

Net realized and unrealized loss	(10,454,057)	(32,052,722)	(46,884,057)	(455,049,513)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,064,041)	$(28,906,917)	$(29,484,949)	$(421,383,286)

See notes to financial statements.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,573,646	$42,598,578	$5,279,075	$7,165,402
Dividends — Affiliated	87,239	55,749	5,605	4,396
Securities lending income — Affiliated — net	21,479	584,703	27,915	23,004
Other income — Unaffiliated	2,561	—	982	2,778
Foreign taxes withheld	(700,274)	(2,568,082)	(290,037)	(415,624)

Total investment income	10,984,651	40,670,948	5,023,540	6,779,956

EXPENSES
Investment advisory fees	1,605,234	9,388,488	1,037,852	1,069,390

Total expenses	1,605,234	9,388,488	1,037,852	1,069,390

Net investment income	9,379,417	31,282,460	3,985,688	5,710,566

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,782,255)	(16,639,690)	(2,551,354)	(12,858,838)
Investments — Affiliated	(16,092)	(44,616)	(6,077)	(2,020)
In-kind redemptions — Unaffiliated	(8,819,628)	126,893,215	4,649,654	(16,188,811)
In-kind redemptions — Affiliated	173,497	—	—	—
Futures contracts	(436,215)	(1,161,173)	(228,474)	(298,592)
Foreign currency transactions	(28,428)	145,339	(939)	(39,307)
Payment by affiliate	3,364	—	—	—

Net realized gain (loss)	(15,905,757)	109,193,075	1,862,810	(29,387,568)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(73,125,650)	(125,564,104)	(45,828,047)	(36,768,064)
Investments — Affiliated	(180,142)	10,627	220	153
Futures contracts	80,646	798,617	21,335	52,813
Foreign currency translations	2,696	56,151	1,239	(24,270)

Net change in unrealized appreciation (depreciation)	(73,222,450)	(124,698,709)	(45,805,253)	(36,739,368)

Net realized and unrealized loss	(89,128,207)	(15,505,634)	(43,942,443)	(66,126,936)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(79,748,790)	$15,776,826	$(39,956,755)	$(60,416,370)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$49,856,267	$7,020,116
Dividends — Affiliated	72,008	6,468
Non-cash dividends — Unaffiliated	—	362,360
Securities lending income — Affiliated — net	138,780	2,518
Other income — Unaffiliated	3,502	2,417
Foreign taxes withheld	(2,105,328)	(269,167)

Total investment income	47,965,229	7,124,712

EXPENSES
Investment advisory fees	13,148,855	975,604

Total expenses	13,148,855	975,604

Net investment income	34,816,374	6,149,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(12,272,143)	(3,255,507)
Investments — Affiliated	(30,657)	(1,102)
In-kind redemptions — Unaffiliated	341,149,934	25,150,313
Futures contracts	(1,339,605)	(172,239)
Foreign currency transactions	(52,090)	(33,573)

Net realized gain	327,455,439	21,687,892

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(130,430,457)	(31,991,566)
Investments — Affiliated	20,600	1,388
Futures contracts	953,175	45,177
Foreign currency translations	(120,753)	580

Net change in unrealized appreciation (depreciation)	(129,577,435)	(31,944,421)

Net realized and unrealized gain (loss)	197,878,004	(10,256,529)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$232,694,378	$(4,107,421)

See notes to financial statements.

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,390,016	$9,907,258	$3,145,805	$4,006,658
Net realized gain (loss)	14,285,212	(44,575,521)	4,104,268	36,889,989
Net change in unrealized appreciation (depreciation)	(24,739,269)	39,728,470	(36,156,990)	(30,379,551)

Net increase (decrease) in net assets resulting from operations	(7,064,041)	5,060,207	(28,906,917)	10,517,096

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,609,991)	(12,012,028)	(3,378,514)	(3,925,726)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,932,036	(157,282,291)	(14,654,385)	(81,319,749)

NET ASSETS
Total decrease in net assets	(10,741,996)	(164,234,112)	(46,939,816)	(74,728,379)
Beginning of year	236,104,981	400,339,093	203,888,960	278,617,339

End of year	$225,362,985	$236,104,981	$156,949,144	$203,888,960

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets  (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,399,108	$14,672,738	$33,666,227	$45,698,409
Net realized gain (loss)	32,029,053	60,174,313	(87,503,606)	(15,300,574)
Net change in unrealized appreciation (depreciation)	(78,913,110)	(28,623,696)	(367,545,907)	(49,583,590)

Net increase (decrease) in net assets resulting from operations	(29,484,949)	46,223,355	(421,383,286)	(19,185,755)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,461,335)	(15,943,235)	(56,008,845)	(46,443,863)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,505,087)	172,044,541	62,965,822	(57,677,840)

NET ASSETS
Total increase (decrease) in net assets	(55,451,371)	202,324,661	(414,426,309)	(123,307,458)
Beginning of year	738,831,592	536,506,931	1,031,244,554	1,154,552,012

End of year	$683,380,221	$738,831,592	$616,818,245	$1,031,244,554

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,379,417	$13,545,518	$31,282,460	$27,268,438
Net realized gain (loss)	(15,905,757)	17,552,626	109,193,075	99,874,646
Net change in unrealized appreciation (depreciation)	(73,222,450)	(87,920,003)	(124,698,709)	84,263,900

Net increase (decrease) in net assets resulting from operations	(79,748,790)	(56,821,859)	15,776,826	211,406,984

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,044,010)	(14,116,801)	(32,134,347)	(34,238,159)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(49,051,895)	(221,263,309)	(157,537,444)	376,008,089

NET ASSETS
Total increase (decrease) in net assets	(138,844,695)	(292,201,969)	(173,894,965)	553,176,914
Beginning of year	341,917,852	634,119,821	2,121,286,820	1,568,109,906

End of year	$203,073,157	$341,917,852	$1,947,391,855	$2,121,286,820

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets  (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,985,688	$4,347,205	$5,710,566	$8,525,771
Net realized gain (loss)	1,862,810	13,515,255	(29,387,568)	14,512,959
Net change in unrealized appreciation (depreciation)	(45,805,253)	(21,890,116)	(36,739,368)	(32,257,351)

Net decrease in net assets resulting from operations	(39,956,755)	(4,027,656)	(60,416,370)	(9,218,621)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,190,117)	(4,579,129)	(7,514,779)	(7,967,808)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions.	(27,017,411)	(133,987,628)	(11,640,752)	(174,777,186)

NET ASSETS
Total decrease in net assets	(71,164,283)	(142,594,413)	(79,571,901)	(191,963,615)
Beginning of year	217,743,807	360,338,220	208,703,703	400,667,318

End of year	$146,579,524	$217,743,807	$129,131,802	$208,703,703

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,816,374	$24,875,230	$6,149,108	$6,210,579
Net realized gain	327,455,439	212,029,541	21,687,892	6,471,525
Net change in unrealized appreciation (depreciation)	(129,577,435)	(63,096,185)	(31,944,421)	15,590,923

Net increase (decrease) in net assets resulting from operations	232,694,378	173,808,586	(4,107,421)	28,273,027

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(34,154,155)	(18,652,610)	(7,017,135)	(5,008,497)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(264,845,973)	1,125,023,919	(44,974,739)	53,249,936

NET ASSETS
Total increase (decrease) in net assets	(66,305,750)	1,280,179,895	(56,099,295)	76,514,466
Beginning of year	2,819,178,232	1,538,998,337	208,222,135	131,707,669

End of year	$2,752,872,482	$2,819,178,232	$152,122,840	$208,222,135

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$56.22	$57.19	$59.45	$62.37	$61.30

Net investment income(a)	0.78	1.82	2.21	2.28	2.28
Net realized and unrealized gain (loss)(b)	(3.85)	(0.62)	(2.41)	(2.84)	1.04

Net increase (decrease) from investment operations	(3.07)	1.20	(0.20)	(0.56)	3.32

Distributions(c)
From net investment income	(1.34)	(2.17)	(2.06)	(2.36)	(2.25)

Total distributions	(1.34)	(2.17)	(2.06)	(2.36)	(2.25)

Net asset value, end of year	$51.81	$56.22	$57.19	$59.45	$62.37

Total Return
Based on net asset value	(5.70)%	2.37%	(0.46)%	(0.91)%	5.59%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	1.34%	3.28%	3.71%	3.74%	3.74%

Supplemental Data
Net assets, end of year (000)	$225,363	$236,105	$400,339	$303,171	$408,503

Portfolio turnover rate(d)	24%	79%	3%	5%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$113.27		$111.45	$96.61	$88.72	$90.55

Net investment income(a)	1.75		1.70	1.42	1.51	1.27
Net realized and unrealized gain (loss)(b)	(18.03)		1.87	14.79	7.97	(2.06)

Net increase (decrease) from investment operations	(16.28)		3.57	16.21	9.48	(0.79)

Distributions(c)
From net investment income	(1.87)		(1.75)	(1.37)	(1.59)	(1.04)

Total distributions	(1.87)		(1.75)	(1.37)	(1.59)	(1.04)

Net asset value, end of year	$95.12		$113.27	$111.45	$96.61	$88.72

Total Return
Based on net asset value	(14.71	)%(d)	3.32%	16.81%	10.86%	(0.90)%

Ratios to Average Net Assets
Total expenses	0.46%		0.46%	0.47%	0.48%	0.47%

Net investment income	1.47%		1.51%	1.35%	1.68%	1.42%

Supplemental Data
Net assets, end of year (000)	$156,949		$203,889	$278,617	$202,874	$266,163

Portfolio turnover rate(e)	17%		30%	6%	13%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$51.67	$50.14	$49.65	$48.74	$45.87

Net investment income(b)	1.18	1.20	1.12	1.01	1.00
Net realized and unrealized gain (loss)(c)	(3.69)	1.70	0.52	0.98	2.90

Net increase (decrease) from investment operations	(2.51)	2.90	1.64	1.99	3.90

Distributions(d)
From net investment income	(1.20)	(1.37)	(1.15)	(1.08)	(1.03)

Total distributions	(1.20)	(1.37)	(1.15)	(1.08)	(1.03)

Net asset value, end of year	$47.96	$51.67	$50.14	$49.65	$48.74

Total Return
Based on net asset value	(5.10)%	6.07%	3.19%	4.18%	8.64%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	2.21%	2.43%	2.18%	2.09%	2.16%

Supplemental Data
Net assets, end of year (000)	$683,380	$738,832	$536,507	$605,760	$638,557

Portfolio turnover rate(e)	7%	7%	5%	4%	3%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$33.70	$33.91	$33.19	$29.58	$35.69

Net investment income(a)	1.13	1.11	1.14	0.97	1.10
Net realized and unrealized gain (loss)(b)	(15.61)	(0.29)	0.66	3.64	(6.15)

Net increase (decrease) from investment operations	(14.48)	0.82	1.80	4.61	(5.05)

Distributions(c)
From net investment income	(2.16)	(1.03)	(1.08)	(1.00)	(1.06)

Total distributions	(2.16)	(1.03)	(1.08)	(1.00)	(1.06)

Net asset value, end of year	$17.06	$33.70	$33.91	$33.19	$29.58

Total Return
Based on net asset value	(45.73)%	2.56%	5.56%	15.54%	(14.27)%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	3.78%	3.17%	3.39%	2.98%	3.46%

Supplemental Data
Net assets, end of year (000)	$616,818	$1,031,245	$1,154,552	$950,763	$1,020,607

Portfolio turnover rate(d)	7%	6%	4%	4%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$61.61		$68.93	$60.82	$49.45	$56.94

Net investment income(a)	1.71		1.84	1.47	1.35	1.31
Net realized and unrealized gain (loss)(b)	(14.12)		(7.38)	8.12	11.30	(7.32)

Net increase (decrease) from investment operations	(12.41)		(5.54)	9.59	12.65	(6.01)

Distributions(c)
From net investment income	(1.97)		(1.78)	(1.48)	(1.28)	(1.48)

Total distributions	(1.97)		(1.78)	(1.48)	(1.28)	(1.48)

Net asset value, end of year	$47.23		$61.61	$68.93	$60.82	$49.45

Total Return
Based on net asset value	(20.99	)%(d)	(8.02)%	15.91%	26.03%	(10.84)%

Ratios to Average Net Assets
Total expenses	0.46%		0.46%	0.47%	0.48%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.46%	N/A	N/A	N/A

Net investment income	2.66%		2.84%	2.19%	2.46%	2.41%

Supplemental Data
Net assets, end of year (000)	$203,073		$341,918	$634,120	$386,189	$227,455

Portfolio turnover rate(e)	7%		7%	4%	16%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$61.13	$55.61	$51.44	$48.21	$53.86

Net investment income(b)	0.96	0.92	0.79	0.76	0.77
Net realized and unrealized gain (loss)(c)	(0.16)	5.80	4.20	3.29	(4.95)

Net increase (decrease) from investment operations	0.80	6.72	4.99	4.05	(4.18)

Distributions(d)
From net investment income	(0.98)	(1.20)	(0.82)	(0.82)	(1.15)
In excess of net investment income	—	—	—	—	(0.32)

Total distributions	(0.98)	(1.20)	(0.82)	(0.82)	(1.47)

Net asset value, end of year	$60.95	$61.13	$55.61	$51.44	$48.21

Total Return
Based on net asset value	1.23%	12.29%	9.70%	8.52%	(7.97)%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.47%

Net investment income	1.52%	1.55%	1.42%	1.51%	1.48%

Supplemental Data
Net assets, end of year (000)	$1,947,392	$2,121,287	$1,568,110	$1,476,384	$1,610,047

Portfolio turnover rate(e)	5%	8%	4%	5%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of year	$88.88	$91.22	$80.47	$70.40		$72.00

Net investment income(a)	1.61	1.65	1.43	1.37	(b)	1.27
Net realized and unrealized gain (loss)(c)	(17.32)	(2.27)	10.69	10.02		(1.55)

Net increase (decrease) from investment operations	(15.71)	(0.62)	12.12	11.39		(0.28)

Distributions(d)
From net investment income	(1.67)	(1.72)	(1.37)	(1.32)		(1.32)

Total distributions	(1.67)	(1.72)	(1.37)	(1.32)		(1.32)

Net asset value, end of year	$71.50	$88.88	$91.22	$80.47		$70.40

Total Return
Based on net asset value	(18.08)%	(0.59)%	15.14%	16.38	%(b)	(0.37)%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	N/A	N/A	0.48%		N/A

Net investment income	1.75%	1.87%	1.61%	1.85	%(b)	1.82%

Supplemental Data
Net assets, end of year (000)	$146,580	$217,744	$360,338	$209,222		$190,089

Portfolio turnover rate(e)	5%	5%	6%	9%		7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of year	$64.22	$67.34	$59.25	$47.64		$56.97

Net investment income(a)	1.54	1.91	1.33	0.93	(b)	1.24
Net realized and unrealized gain (loss)(c)	(13.63)	(3.44)	7.99	11.40		(8.93)

Net increase (decrease) from investment operations	(12.09)	(1.53)	9.32	12.33		(7.69)

Distributions(d)
From net investment income	(2.46)	(1.59)	(1.23)	(0.72)		(1.64)

Total distributions	(2.46)	(1.59)	(1.23)	(0.72)		(1.64)

Net asset value, end of year	$49.67	$64.22	$67.34	$59.25		$47.64

Total Return
Based on net asset value	(19.66)%	(2.14)%	15.84%	26.13	%(b)	(13.70)%

Ratios to Average Net Assets
Total expenses	0.45%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.46%	N/A	0.48%		N/A

Net investment income	2.43%	2.91%	2.02%	1.73	%(b)	2.44%

Supplemental Data
Net assets, end of year (000)	$129,132	$208,704	$400,667	$260,683		$178,653

Portfolio turnover rate(e)	12%	11%	8%	10%		9%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.07%.
•	Ratio of net investment income to average net assets by 0.05%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of year	$170.86	$157.85	$124.07	$100.03		$96.71

Net investment income(a)	2.30	1.77	1.20	1.24	(b)	1.15
Net realized and unrealized gain(c)	11.99	12.60	34.01	23.94		3.27

Net increase from investment operations	14.29	14.37	35.21	25.18		4.42

Distributions(d)
From net investment income	(2.23)	(1.36)	(1.43)	(1.14)		(1.10)

Total distributions	(2.23)	(1.36)	(1.43)	(1.14)		(1.10)

Net asset value, end of year	$182.92	$170.86	$157.85	$124.07		$100.03

Total Return
Based on net asset value	8.33%	9.19%	28.49%	25.40	%(b)	4.59%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.46%	N/A	0.48%		N/A

Net investment income	1.21%	1.09%	0.82%	1.15	%(b)	1.20%

Supplemental Data
Net assets, end of year (000)	$2,752,872	$2,819,178	$1,538,998	$1,054,554		$765,215

Portfolio turnover rate(e)	7%	17%	5%	6%		5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of year	$54.08	$48.78	$48.09	$48.11		$46.57

Net investment income(a)	1.62	1.78	1.79	1.92	(b)	1.54
Net realized and unrealized gain (loss)(c)	(2.98)	5.07	0.69	0.19		1.66

Net increase (decrease) from investment operations	(1.36)	6.85	2.48	2.11		3.20

Distributions(d)
From net investment income	(2.01)	(1.55)	(1.79)	(2.13)		(1.66)

Total distributions	(2.01)	(1.55)	(1.79)	(2.13)		(1.66)

Net asset value, end of year	$50.71	$54.08	$48.78	$48.09		$48.11

Total Return
Based on net asset value	(2.84)%	14.40%	5.13%	4.61	%(b)	7.19%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%		0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.46%	N/A	0.48%		N/A

Net investment income	2.87%	3.53%	3.58%	4.07	%(b)	3.37%

Supplemental Data
Net assets, end of year (000)	$152,123	$208,222	$131,708	$137,044		$168,382

Portfolio turnover rate(e)	6%	8%	4%	15%		9%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.09%.
•	Ratio of net investment income to average net assets by 0.06%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

80	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Global Comm Services
BNP Paribas Securities Corp.	$526,436	$526,436	$—	$—
JPMorgan Securities LLC	242,495	242,495	—	—

	$768,931	$768,931	$—	$—

Global Consumer Discretionary
BNP Paribas Prime Brokerage International Ltd.	$283,399	$283,399	$—	$—
BofA Securities, Inc.	145,432	145,432	—	—
Citigroup Global Markets Inc.	332,965	332,965	—	—
Credit Suisse Securities (USA) LLC	48,125	48,125	—	—
Morgan Stanley & Co. LLC	129,544	129,544	—	—
RBC Capital Markets LLC	906,998	906,086	—	(912	)(b)
Wells Fargo Bank, National Association	580,413	580,413	—	—

	$2,426,876	$2,425,964	$—	$(912)

Global Consumer Staples
BofA Securities, Inc.	$1,266,031	$1,266,031	$—	$—
Citigroup Global Markets Inc.	34,042	34,042	—	—
Goldman Sachs & Co.	105,337	105,317	—	(20	)(b)
JPMorgan Securities LLC	1,625,605	1,625,605	—	—
Morgan Stanley & Co. LLC	367,320	367,320	—	—
SG Americas Securities LLC	102,752	102,752	—	—
State Street Bank & Trust Company	111	111	—	—
Wells Fargo Bank, National Association	682,773	682,773	—	—

	$4,183,971	$4,183,951	$—	$(20)

Global Energy
BofA Securities, Inc.	$1,709,653	$1,695,921	$—	$(13,732	)(b)
Citigroup Global Markets Inc.	85,162	83,749	—	(1,413	)(b)
Morgan Stanley & Co. LLC	3,466,436	3,398,037	—	(68,399	)(b)
SG Americas Securities LLC	539	539	—	—
UBS AG	1,535,827	1,510,343	—	(25,484	)(b)

	$6,797,617	$6,688,589	$—	$(109,028)

82	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Global Financials
Barclays Capital Inc.	$460,034	$460,034	$—	$—
BofA Securities, Inc.	27,190	27,190	—	—
Citigroup Global Markets Inc.	1,397,684	1,397,684	—	—
Credit Suisse AG	83,868	83,868	—	—
JPMorgan Securities LLC	715,022	715,022	—	—
Morgan Stanley & Co. LLC	540,596	540,596	—	—
SG Americas Securities LLC	7,381	7,381	—	—
UBS AG	68,951	68,951	—	—
UBS Securities LLC	20,979	20,979	—	—
Wells Fargo Bank, National Association	329,657	329,657	—	—
Wells Fargo Securities LLC	55,944	55,944	—	—

	$3,707,306	$3,707,306	$—	$—

Global Healthcare
Citigroup Global Markets Inc.	$63,032	$63,032	$—	$—
Goldman Sachs & Co.	3,430,292	3,430,292	—	—
JPMorgan Securities LLC	3,252,698	3,252,698	—	—
Morgan Stanley & Co. LLC	4,753,968	4,753,968	—	—
RBC Capital Markets LLC	87,858	87,858	—	—
SG Americas Securities LLC	781,264	771,220	—	(10,044	)(b)
UBS AG	9,202,920	9,114,104	—	(88,816	)(b)
UBS Securities LLC	10,198,896	10,198,896	—	—
Wells Fargo Bank, National Association	330,804	330,804	—	—
Wells Fargo Securities LLC	767,428	767,428	—	—

	$32,869,160	$32,770,300	$—	$(98,860)

Global Industrials
BNP Paribas Prime Brokerage International Ltd.	$65,697	$65,697	$—	$—
HSBC Bank PLC	16,347	16,347	—	—
JPMorgan Securities LLC	278,954	278,954	—	—
SG Americas Securities LLC	190,300	190,300	—	—
UBS AG	86,254	76,427	—	(9,827	)(b)
UBS Securities LLC	206,255	206,255	—	—

	$843,807	$833,980	$—	$(9,827)

Global Materials
Barclays Capital Inc.	$426,756	$426,756	$—	$—
Citigroup Global Markets Inc.	629,379	609,247	—	(20,132	)(b)
Goldman Sachs & Co.	33,321	33,321	—	—

	$1,089,456	$1,069,324	$—	$(20,132)

Global Tech
BNP Paribas Prime Brokerage International Ltd.	$336,381	$336,381	$—	$—
Citigroup Global Markets Inc.	47,397	47,397	—	—
Goldman Sachs & Co.	20,946,011	20,946,011	—	—
JPMorgan Securities LLC	385,560	385,560	—	—
Scotia Capital (USA) Inc.	13,531	13,531	—	—
UBS AG	7,818,005	7,818,005	—	—
Virtu Americas LLC	951,985	951,985	—	—

	$30,498,870	$30,498,870	$—	$—

Global Utilities
BofA Securities, Inc.	$2,624,342	$2,624,342	$—	$—
JPMorgan Securities LLC	849,125	849,125	—	—

	$3,473,467	$3,473,467	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities

84	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, the Group 1 Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global Comm Services	$2,888
Global Consumer Discretionary	3,164
Global Consumer Staples	5,060
Global Energy	4,563
Global Financials	5,515
Global Healthcare	135,088
Global Industrials	6,582
Global Materials	4,764
Global Tech	57,162

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Comm Services	$11,313,317	$22,401,772	$(1,027,639)
Global Consumer Discretionary	9,855,142	5,581,219	(814,615)
Global Consumer Staples	14,151,063	13,972,272	155,586
Global Energy	8,539,001	4,532,541	(3,641,681)
Global Financials	2,889,531	1,682,915	(519,255)
Global Healthcare	9,393,538	12,022,111	(2,639,987)
Global Industrials	2,979,671	1,715,952	(283,047)
Global Materials	1,226,887	858,281	(386,654)
Global Tech	65,951,716	32,556,958	(798,447)
Global Utilities	2,203,065	2,428,324	(234,501)

During the year ended March 31, 2020, iShares Global Consumer Discretionary ETF and iShares Global Financials ETF received reimbursement of $2,355 and $3,364 from an affiliate, which is included in payments by affiliates in the statement of operations, related to operating events.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$59,448,864	$58,419,442
Global Consumer Discretionary	36,527,205	37,592,009
Global Consumer Staples	63,208,382	57,489,344
Global Energy	72,818,026	64,208,624
Global Financials	24,991,862	28,127,685
Global Healthcare	113,602,551	106,248,611
Global Industrials	11,385,480	12,195,651
Global Materials	27,838,969	30,469,337
Global Tech	211,099,977	221,537,269
Global Utilities	13,282,578	12,120,668

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$144,206,254	$145,038,613
Global Consumer Discretionary	53,545,648	67,775,223
Global Consumer Staples	127,543,790	143,326,635
Global Energy	722,048,461	695,561,034
Global Financials	245,458,734	291,962,865
Global Healthcare	255,213,744	422,594,007
Global Industrials	155,211,962	181,493,841
Global Materials	304,199,724	315,080,400
Global Tech	497,622,797	754,068,433
Global Utilities	254,050,100	301,451,345

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Global Comm Services	$15,920,240	$(15,920,240)
Global Consumer Discretionary	6,753,655	(6,753,655)
Global Consumer Staples	37,078,027	(37,078,027)
Global Energy	(84,924,129)	84,924,129
Global Financials	(12,161,431)	12,161,431
Global Healthcare	119,156,552	(119,156,552)
Global Industrials	2,955,799	(2,955,799)
Global Materials	(19,671,377)	19,671,377
Global Tech	333,532,203	(333,532,203)
Global Utilities	21,040,965	(21,040,965)

86	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Global Comm Services
Ordinary income	$5,609,991	$12,012,028

Global Consumer Discretionary
Ordinary income	$3,378,514	$3,925,726

Global Consumer Staples
Ordinary income	$17,461,335	$15,943,235

Global Energy
Ordinary income	$56,008,845	$46,443,863

Global Financials
Ordinary income	$10,044,010	$14,116,801

Global Healthcare
Ordinary income	$32,134,347	$34,238,159

Global Industrials
Ordinary income	$4,190,117	$4,579,129

Global Materials
Ordinary income	$7,514,779	$7,967,808

Global Tech
Ordinary income	$34,154,155	$18,652,610

Global Utilities
Ordinary income	$7,017,135	$5,008,497

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Global Comm Services	$734,334	$(103,327,199)	$(39,131,944)	$(141,724,809)
Global Consumer Discretionary	658,166	(11,646,660)	(56,186,698)	(67,175,192)
Global Consumer Staples	3,248,776	(9,433,515)	(44,024,792)	(50,209,531)
Global Energy	7,229,720	(127,386,605)	(618,156,907)	(738,313,792)
Global Financials	1,639,418	(48,803,263)	(133,990,266)	(181,154,111)
Global Healthcare	10,552,875	(42,231,768)	117,958,827	86,279,934
Global Industrials	1,035,746	(16,778,402)	(68,503,643)	(84,246,299)
Global Materials	1,354,451	(76,757,867)	(105,305,245)	(180,708,661)
Global Tech	8,992,931	(41,676,224)	253,155,285	220,471,992
Global Utilities	1,231,911	(30,869,715)	(50,507,240)	(80,145,044)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements  (continued)

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$265,215,984	$4,027,459	$(43,155,544)	$(39,128,085)
Global Consumer Discretionary	215,358,453	4,806,249	(60,993,525)	(56,187,276)
Global Consumer Staples	727,568,159	51,811,236	(95,844,729)	(44,033,493)
Global Energy	1,232,048,184	535,001	(618,700,392)	(618,165,391)
Global Financials	339,657,480	393,094	(134,381,714)	(133,988,620)
Global Healthcare	1,854,700,374	218,790,249	(100,827,616)	117,962,633
Global Industrials	215,384,182	1,015,522	(69,517,683)	(68,502,161)
Global Materials	234,152,798	284,287	(105,570,443)	(105,286,156)
Global Tech	2,524,810,859	408,508,264	(155,249,071)	253,259,193
Global Utilities	205,955,283	513,688	(51,019,772)	(50,506,084)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

88	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares		Amount
Global Comm Services
Shares sold	2,550,000	$148,292,490	450,000		$23,495,379
Shares redeemed	(2,400,000)	(146,360,454)	(3,250,000)		(180,777,670)

Net increase (decrease)	150,000	$1,932,036	(2,800,000)		$(157,282,291)

Global Consumer Discretionary
Shares sold	450,000	$54,529,280	1,500,000		$162,630,548
Shares redeemed	(600,000)	(69,183,665)	(2,200,000)		(243,950,297)

Net decrease	(150,000)	$(14,654,385)	(700,000)		$(81,319,749)

Global Consumer Staples
Shares sold	2,650,000	$138,156,032	9,050,000	(a)	$442,307,371
Shares redeemed	(2,700,000)	(146,661,119)	(5,450,000	)(a)	(270,262,830)

Net increase (decrease)	(50,000)	$(8,505,087)	3,600,000		$172,044,541

Global Energy
Shares sold	28,650,000	$763,771,157	24,450,000		$888,792,972
Shares redeemed	(23,100,000)	(700,805,335)	(27,900,000)		(946,470,812)

Net increase (decrease)	5,550,000	$62,965,822	(3,450,000)		$(57,677,840)

Global Financials
Shares sold	3,750,000	$255,024,278	2,100,000		$131,594,390
Shares redeemed	(5,000,000)	(304,076,173)	(5,750,000)		(352,857,699)

Net decrease	(1,250,000)	$(49,051,895)	(3,650,000)		$(221,263,309)

Global Healthcare
Shares sold	4,300,000	$273,454,062	12,950,000	(a)	$760,986,971
Shares redeemed	(7,050,000)	(430,991,506)	(6,450,000	)(a)	(384,978,882)

Net increase (decrease)	(2,750,000)	$(157,537,444)	6,500,000		$376,008,089

Global Industrials
Shares sold	1,700,000	$158,861,984	550,000		$48,013,795
Shares redeemed	(2,100,000)	(185,879,395)	(2,050,000)		(182,001,423)

Net decrease	(400,000)	$(27,017,411)	(1,500,000)		$(133,987,628)

Global Materials
Shares sold	4,800,000	$319,664,248	650,000		$44,037,482
Shares redeemed	(5,450,000)	(331,305,000)	(3,350,000)		(218,814,668)

Net decrease	(650,000)	$(11,640,752)	(2,700,000)		$(174,777,186)

Global Tech
Shares sold	3,000,000	$573,397,943	10,700,000		$1,773,267,946
Shares redeemed	(4,450,000)	(838,243,916)	(3,950,000)		(648,244,027)

Net increase (decrease)	(1,450,000)	$(264,845,973)	6,750,000		$1,125,023,919

Global Utilities
Shares sold	4,550,000	$260,591,326	3,800,000		$191,541,731
Shares redeemed	(5,400,000)	(305,566,065)	(2,650,000)		(138,291,795)

Net increase (decrease)	(850,000)	$(44,974,739)	1,150,000		$53,249,936

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements  (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Global Consumer Discretionary ETF received proceeds of $21,522 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

90	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF (ten of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	91

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Global Comm Services	65.54%
Global Consumer Discretionary	55.83%
Global Consumer Staples	66.88%
Global Energy	29.03%
Global Financials	36.70%
Global Healthcare	76.19%
Global Industrials	55.19%
Global Materials	23.79%
Global Tech	96.44%
Global Utilities	64.26%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Global Comm Services	$4,590,805
Global Consumer Discretionary	4,230,931
Global Consumer Staples	21,786,735
Global Energy	38,735,399
Global Financials	10,991,500
Global Healthcare	43,433,757
Global Industrials	5,066,134
Global Materials	6,398,251
Global Tech	44,821,863
Global Utilities	6,970,860

For the fiscal year ended March 31, 2020, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Energy	$23,933,631	$1,924,743
Global Financials	7,956,205	699,749
Global Industrials	3,008,426	193,316
Global Materials	5,696,799	262,259

92	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	93

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Comm Services(a)	$1.281639	$—	$0.054259	$1.335898	96%	—%	4%	100%
Global Consumer Discretionary(a)	1.790172	—	0.075958	1.866130	96	—	4	100
Global Consumer Staples(a)	1.099247	—	0.102835	1.202082	91	—	9	100
Global Energy(a)	1.356110	—	0.802227	2.158337	63	—	37	100
Global Financials(a)	1.900960	—	0.069740	1.970700	96	—	4	100
Global Healthcare(a)	0.878637	—	0.097530	0.976167	90	—	10	100
Global Industrials(a)	1.623365	—	0.050132	1.673497	97	—	3	100
Global Materials(a)	2.340810	—	0.116354	2.457164	95	—	5	100
Global Tech(a)	2.064119	—	0.170156	2.234275	92	—	8	100
Global Utilities(a)	1.963418	—	0.051203	2.014621	97	—	3	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

94	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares Global Comm Services ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	16	1.21
Greater than 0.0% and Less than 0.5%	565	42.80
At NAV	32	2.42
Less than 0.0% and Greater than –0.5%	665	50.39
Less than –0.5% and Greater than –1.0%	37	2.80
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

iShares Global Consumer Discretionary ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	13	0.98
Greater than 0.0% and Less than 0.5%	630	47.73
At NAV	38	2.88
Less than 0.0% and Greater than –0.5%	606	45.91
Less than –0.5% and Greater than –1.0%	28	2.12
Less than –1.0% and Greater than –1.5%	4	0.30

	1,320	100.00%

iShares Global Consumer Staples ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	12	0.91
Greater than 0.0% and Less than 0.5%	591	44.78
At NAV	39	2.95
Less than 0.0% and Greater than –0.5%	661	50.07
Less than –0.5% and Greater than –1.0%	13	0.98
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

iShares Global Energy ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	26	1.97
Greater than 0.0% and Less than 0.5%	663	50.22
At NAV	39	2.95
Less than 0.0% and Greater than –0.5%	569	43.11
Less than –0.5% and Greater than –1.0%	17	1.29
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information  (unaudited) (continued)

iShares Global Financials ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	23	1.74
Greater than 0.0% and Less than 0.5%	605	45.84
At NAV	32	2.42
Less than 0.0% and Greater than –0.5%	603	45.68
Less than –0.5% and Greater than –1.0%	49	3.71
Less than –1.0% and Greater than –1.5%	5	0.38
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

iShares Global Healthcare ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	5	0.38
Greater than 0.0% and Less than 0.5%	656	49.69
At NAV	58	4.39
Less than 0.0% and Greater than –0.5%	585	44.32
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Global Industrials ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	15	1.14
Greater than 0.0% and Less than 0.5%	625	47.34
At NAV	34	2.58
Less than 0.0% and Greater than –0.5%	601	45.53
Less than –0.5% and Greater than –1.0%	39	2.95
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

96	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares Global Materials ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	46	3.48
Greater than 0.0% and Less than 0.5%	584	44.23
At NAV	17	1.29
Less than 0.0% and Greater than –0.5%	591	44.78
Less than –0.5% and Greater than –1.0%	62	4.70
Less than –1.0% and Greater than –1.5%	13	0.98
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

iShares Global Tech ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.23%
Greater than 0.0% and Less than 0.5%	705	53.40
At NAV	34	2.58
Less than 0.0% and Greater than –0.5%	568	43.03
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

iShares Global Utilities ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	11	0.83
Greater than 0.0% and Less than 0.5%	528	40.00
At NAV	41	3.11
Less than 0.0% and Greater than –0.5%	725	54.92
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –2.5% and Greater than –3.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Global Consumer Staples ETF and iShares Global Energy ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

SUPPLEMENTAL INFORMATION	97

Supplemental Information  (unaudited) (continued)

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Global Consumer Staples ETF in respect of the Company’s financial year ending 31 December 2019 is USD 67.27 thousand. This figure is comprised of fixed remuneration of USD 31.1 thousand and variable remuneration of USD 36.17 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Global Consumer Staples ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 8.58 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 1.01 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Global Energy ETF in respect of the Company’s financial year ending 31 December 2019 is USD 69.73 thousand. This figure is comprised of fixed remuneration of USD 32.24 thousand and variable remuneration of USD 37.49 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Global Energy ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 8.89 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 1.04 thousand.

98	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito (a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji (b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017);Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019);
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, Bank of America Merrill Lynch (1994-2006). Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO(2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017);Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

100	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	101

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

102	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-300-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Asia 50 ETF | AIA | NASDAQ
•	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
•	iShares Europe ETF | IEV | NYSE Arca
•	iShares International Developed Property ETF | WPS | NYSE Arca
•	iShares International Dividend Growth ETF | IGRO | Cboe BZX
•	iShares Latin America 40 ETF | ILF | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets posted a significantly negative return during the 12 months ended March 31, 2020 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -11.26% in U.S. dollar terms for the reporting period.

The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinct parts. Prior to the outbreak, global equities posted solid returns, supported by slowing but resilient growth and accommodative monetary policy from major central banks. Equity markets ended 2019 on a positive note, as a trade agreement between the U.S. and China helped alleviate one of the world economy’s most significant risks.

However, global equity markets were upended by the emergence and spread of the coronavirus in 2020. The outbreak began in China, where measures to slow the spread of the virus included stay-at-home orders, which closed factories and disrupted global supply chains. The virus then began to spread to other countries around the globe, and affected countries began limiting economic activity in an attempt to contain it. As the extent of the outbreak became apparent in February 2020, and the economic activity of countries worldwide was disrupted by restrictions on travel and work, global equity prices declined sharply. Market volatility continued throughout March 2020, as investors struggled to project the length of the disruption and its ultimate economic impact. In the midst of this volatile environment, a dispute over oil production between Russia and Saudi Arabia led to a sudden decline in oil prices, further dampening market sentiment.

In the U.S., as state and local governments issued shelter-in-place orders and restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Travel, leisure, and industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had hovered near a 50-year low, increased dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March 2020, far surpassing the previous record.

In response to the crisis, the U.S. federal government enacted a $2 trillion stimulus program designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. The U.S. Federal Reserve Bank (“the Fed”), also responded to the crisis with two emergency interest rate reductions in March 2020 and a new bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and asset-backed securities.

Europe was similarly affected by the coronavirus, with Italy, Spain, and France among the countries with the most confirmed cases. European stocks declined significantly as some countries issued lockdown orders to contain the virus’ spread. To mitigate the economic impact of this disruption, many countries individually implemented fiscal stimulus plans designed to protect affected businesses and workers. The European Central Bank (“ECB”) also sought to steady markets with a €750 billion bond buying program and signaled openness to further stimulus.

Asia-Pacific and emerging market equities also declined substantially, despite some initial signs that the outbreak was beginning to slow down. The Chinese economy struggled initially due to widespread business and factory closures, then later from a lack of demand, as other affected countries decreased their imports of Chinese goods and cancelled existing orders.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.00)%	4.77%	5.76%	(6.00)%	26.26%	75.11%
Fund Market	(6.69)	4.58	5.65	(6.69)	25.07	73.25
Index	(5.51)	5.37	6.34	(5.51)	29.89	84.94

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$965.20	$2.46	$1,000.00	$1,022.50	$2.53	0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Asia 50 ETF

Portfolio Management Commentary

Large-capitalization stocks in Asia posted a negative return for the reporting period, as the cost of containing the coronavirus became clear. There was significant disruption when virus containment measures first idled factories and created shortages, followed by an increase in inventories after the shutdown of nonessential retailers in export markets decreased demand. Asian consumer demand for nonessential goods and services also declined sharply due to concerns over the spread of the coronavirus. Trade tensions between the U.S. and Asia, particularly China, were exacerbated, as borders were closed to most travel in an attempt to slow the advance of the virus.

Hong Kong stocks detracted the most from the Index’s performance, as months of political turmoil and coronavirus countermeasures reduced prospects for economic growth. The real estate sector declined sharply, due in part to disruption created by civil disorder. Potential customers stayed away from commercial real estate locations, causing property values to decline. Furthermore, fear of the coronavirus nearly eliminated turnover in the residential real estate market. The financials sector also weighed on the Index’s return, as political instability raised questions about Hong Kong’s future as a financial hub. The industrials sector detracted as well, due in part to the appreciation of the Hong Kong dollar relative to the British pound and the subsequent reduction of expected profits.

Most other markets in Asia also detracted from the Index’s performance. Equities in Singapore detracted meaningfully, as investors anticipated a decline in earnings. Banks were the largest detractors in Singapore, where bankruptcies were increasing before coronavirus concerns diminished trade. The overall decline of stocks in China was comparatively modest, but the energy and financials sectors substantially detracted, driven by decreased oil consumption due to virus-related restrictions and excessive bank debt. South Korean equities were also detractors, as disruptions related to the coronavirus weighed on trade and the materials sector.

On the upside, Taiwan was a modest contributor to the Index’s return. The information technology sector was the most significant contributor in Taiwan, driven by strong demand for next-generation semiconductor products.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Information Technology	29.9%
Financials	29.8
Communication Services	21.6
Consumer Discretionary	5.0
Real Estate	3.7
Materials	3.0
Utilities	1.9
Energy	1.7
Health Care	1.2
Consumer Staples	1.1
Industrials	1.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
China	39.0%
South Korea	22.0
Taiwan	17.8
Hong Kong	16.5
Singapore	4.7

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(29.33)%	(7.39)%	(1.73)%	(29.33)%	(31.86)%	(16.05)%
Fund Market	(29.53)	(7.43)	(1.81)	(29.53)	(32.03)	(16.66)
Index	(29.31)	(7.13)	(1.42)	(29.31)	(30.92)	(13.28)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$704.80	$3.20	$1,000.00	$1,021.20	$3.79	0.75%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Emerging Markets Infrastructure ETF

Portfolio Management Commentary

Emerging market infrastructure stocks posted a significantly negative return for the reporting period, driven by a sharp decline when the coronavirus outbreak worsened in February 2020. The impending global recession and travel restrictions enacted to control the spread of the virus created a difficult environment for companies involved in maintaining and expanding infrastructure.

Chinese infrastructure stocks were the leading detractors from the Index’s return. China was the first country to be affected by the coronavirus, and measures taken to slow its spread significantly disrupted the economy. Travel restrictions, which came into place shortly before the Lunar New Year – ordinarily the most active travel season of the year – substantially reduced the number of trips taken within the country. These restrictions weakened stocks in the transportation infrastructure industry, the largest detractor within China. Marine ports and services companies were pressured by lower container ship volumes, at first due to factory shutdowns that disrupted supply, then later driven by dampened demand as the global economy softened.

The Chinese highways and rail tracks industry was another source of weakness. These companies collect tolls along China’s major highways, and a decision by the Chinese government to temporarily suspend toll collection nationwide in February 2020 constrained revenues.

Brazilian stocks were also notable detractors from the Index’s performance, particularly the energy sector, which declined substantially due to a sharp decrease in oil prices. Already low throughout much of the reporting period in an environment of slowing global growth and trade tensions, oil prices declined rapidly in February 2020 to their lowest levels in 21 years. The difficult environment for energy companies led the oil and gas storage and transportation industry to reduce investments and cancel projects. The Brazilian utilities sector also weighed on performance, as demand for electricity slowed due to the economic downturn, while intervention by state governments made it more difficult for utilities to collect debts from customers.

Transportation stocks in Mexico also declined following coronavirus-related disruption. Airport services companies struggled amid sharply lower domestic and international air passenger traffic.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Utilities	44.6%
Industrials	37.5
Energy	17.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
China	42.3%
Brazil	14.9
Thailand	9.2
Mexico	9.1
Malaysia	8.1
Russia	7.9
Chile	4.3
South Korea	3.8
United States	0.4

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(15.61)%	(1.56)%	2.21%	(15.61)%	(7.55)%	24.38%
Fund Market	(15.90)	(1.63)	2.19	(15.90)	(7.87)	24.20
Index	(15.33)	(1.25)	2.55	(15.33)	(6.08)	28.69

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$823.50	$2.69	$1,000.00	$1,022.00	$2.98	0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Europe ETF

Portfolio Management Commentary

European equities declined significantly during the reporting period, as coronavirus concerns and containment measures weighed on markets. Euro area institutions came under increased stress due to the disproportionate impact of the virus and associated lockdowns on highly indebted Italy. Early measures by the ECB to provide liquidity to banks were perceived as inadequate, and several E.U. members opposed calls for jointly issued debt. Furthermore, business activity decreased rapidly, as manufacturers shut factories across Europe to protect workers from the virus and consumers lost confidence amid lockdowns. A U.S. travel ban on Europe and border closures within the E.U. also created doubts about the future of trade and tourism in Europe.

U.K. stocks detracted the most from the Index’s return, despite the implementation of a large coronavirus-aid package. The energy sector was the largest detractor in the U.K., with sharply declining oil prices caused by increased competition between producers in Saudi Arabia and Russia and decreased demand due to the economic slowdown. The financials sector also detracted meaningfully, driven by growing concerns in the banking industry that many smaller businesses would become insolvent before they could access coronavirus-related aid. Finally, the materials sector detracted from the Index’s performance, driven by shutdowns that decreased demand for metals from U.K. mining companies with global operations.

French equities also weighed significantly on the Index’s return, as lockdowns were predicted to significantly reduce the size of the economy and lead to a recession. The industrials sector was the largest detractor in France, as travel restrictions, social distancing, and increased tariffs negatively affected French aerospace companies. The financials sector also detracted, pressured by the weakened credit outlook for French banks.

German stocks detracted from the Index’s performance as well, with virus-related border closures leading to a record decline in export business. The consumer discretionary and materials sectors were the largest detractors in Germany, as the nation’s export-driven auto manufacturers and supporting raw-materials industries were affected by lower demand and virus-containment measures, including factory shutdowns.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Health Care	16.9%
Financials	15.5
Consumer Staples	15.5
Industrials	13.0
Consumer Discretionary	9.1
Materials	7.1
Information Technology	6.7
Energy	5.8
Utilities	5.0
Communication Services	4.0
Real Estate	1.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
United Kingdom	24.7%
Switzerland	18.2
France	16.8
Germany	13.1
Netherlands	6.4
Spain	4.2
Sweden	4.2
Denmark	3.3
Italy	3.1
Finland	1.9

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(22.52)%	(1.31)%	3.92%	(22.52)%	(6.38)%	46.90%
Fund Market	(22.78)	(1.35)	3.85	(22.78)	(6.57)	45.90
Index	(22.38)	(1.27)	4.03	(22.38)	(6.20)	48.43

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$763.00	$2.12	$1,000.00	$1,022.60	$2.43	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® International Developed Property ETF

Portfolio Management Commentary

International developed property stocks declined sharply for the reporting period against a backdrop of declining global real estate investment, lower leasing volumes, and the economic slowdown caused by the global spread of the coronavirus. Property stocks in the Asia Pacific region were the largest detractors, led by Hong Kong-based real estate companies. Hong Kong property stocks were first pressured by the economic slowdown in China amid the trade dispute between the U.S. and China. Property investors from mainland China are among the largest buyers of Hong Kong properties. Real estate companies were also negatively affected by mass pro-democracy protests during the summer of 2019. In early 2020, property stocks declined significantly as the outbreak of the coronavirus led to government-imposed social distancing measures aimed at slowing the spread of the virus. This led to sales of residential real estate at steep losses and postponement of new real estate project launches by developers.

Japanese property stocks were also key Index detractors. Real estate stocks, which were supported for much of the reporting period by their relatively attractive yields in a very low interest rate environment, posted sharp declines as the coronavirus outbreak intensified. Concern about a potential decline in demand for office space mounted as businesses increasingly worked remotely in order to slow coronavirus transmission rates. The postponement of the 2020 Tokyo Olympics weighed on the industry as Olympic Village property developers considered delaying future plans.

Australia was another key detractor, driven by real estate investment trusts (“REITs”). Although REITs advanced during 2019 amid low interest rates and attractive yields compared to Australian bonds, the coronavirus global equity market selloff led to declines for the reporting period. Detraction was particularly significant among retail and diversified REITs, as government mandates for nonessential businesses to close heightened expectations that shuttered retailers would be unable to meet rent obligations during a prolonged quarantine. For similar reasons, French retail REITs were smaller, although still notable, detractors.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Diversified Real Estate Activities	21.9%
Real Estate Operating Companies	21.6
Diversified REITs	12.9
Retail REITs	11.3
Office REITs	11.2
Industrial REITs	10.0
Real Estate Development	4.0
Residential REITs	3.5
Health Care REITs	1.5
Specialized REITs	1.1
Other (each representing less than 1%)	1.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
Japan	30.9%
Hong Kong	13.8
Germany	9.7
United Kingdom	8.7
Australia	8.2
Singapore	8.0
France	3.9
Sweden	3.7
Canada	2.9
Switzerland	2.7

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(12.75)%	1.10%	(12.75)%	4.33%
Fund Market	(13.80)	0.94	(13.80)	3.69
Index	(12.73)	1.06	(12.73)	4.18

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$836.00	$1.01	$1,000.00	$1,023.90	$1.11	0.22%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® International Dividend Growth ETF

Portfolio Management Commentary

Dividend growth stocks outside the U.S. posted a negative return for the reporting period, as the economic downturn following the spread of the coronavirus placed many dividends in doubt. Global efforts to contain the virus significantly decreased both supply and demand by closing factories and keeping consumers home, pressuring equities worldwide. Reduced revenues and political factors pressured firms to decrease or eliminate dividends, which substantially lowered expected income for investors. The increased demand for U.S. dollars also weighed on international equities, especially in the financial sector.

Canadian companies were the largest detractors from the Index’s return, as lower oil prices negatively affected the nation’s economy. The financials sector declined significantly, despite substantial support from the government and the Bank of Canada. Investors were concerned about expected dividend reductions and delinquent loans to energy firms from banks. The energy sector was also a detractor, as a dispute between Russia and Saudi Arabia increased the supply of oil while coronavirus lockdowns sharply decreased demand. Consequently, investors became concerned about the sustainability of dividend payments from oil companies.

German equities detracted substantially from the Index’s performance. The industrials sector was the principal source of weakness, as it was already hindered before the coronavirus outbreak by an industrial recession, partly driven by trade tensions. Materials stocks also declined in Germany, as coronavirus-related disruptions reduced demand for chemicals. The financials sector was another detractor, due in part to the disproportionate impact of the pandemic on European insurers.

Stocks of dividend-paying companies from the U.K. declined considerably. The consumer discretionary sector was the most significant detractor in the U.K., as coronavirus concerns and lockdowns kept consumers away from travel and restaurants. In the consumer staples sector, the decrease in dining out led to reduced sales for the beverages industry. The financials sector was another detractor, as leading U.K. banks eliminated dividends.

French equities detracted modestly from the Index’s return. The industrials sector was the largest detractor in France, as coronavirus concerns and travel restrictions reduced demand for aircraft and led to suspended dividends.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Financials	26.0%
Industrials	14.0
Consumer Staples	12.7
Health Care	10.7
Information Technology	7.8
Materials	6.7
Consumer Discretionary	6.5
Communication Services	4.5
Real Estate	3.9
Energy	3.8
Utilities	3.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
Canada	18.3%
Japan	14.5
Germany	11.7
France	10.3
Switzerland	9.8
United Kingdom	9.2
Netherlands	3.5
Hong Kong	3.4
Taiwan	3.2
Italy	2.4

(a)	Excludes money market funds.

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(43.05)%	(6.64)%	(6.78)%	(43.05)%	(29.07)%	(50.42)%
Fund Market	(43.39)	(6.75)	(6.84)	(43.39)	(29.50)	(50.78)
Index	(43.38)	(6.40)	(6.40)	(43.38)	(28.17)	(48.36)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$590.90	$1.91	$1,000.00	$1,022.60	$2.43	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Latin America 40 ETF

Portfolio Management Commentary

Latin American stocks declined sharply during the reporting period, as prices for many commodities decreased substantially, local currencies depreciated significantly against the U.S. dollar, and credit quality diminished. Commodities prices were negatively affected by reduced demand from countries with coronavirus restrictions, as well as increased oil supply following a dispute between Russia and Saudi Arabia. Lower commodities prices decreased projected growth in Latin America, and regional policymakers responded by lowering interest rates, which reduced the value of Latin American currencies relative to the U.S. dollar. The economic downturn put pressure on government revenues. Consequently credit ratings were downgraded for many governments and companies in Latin America. The anticipated costs of mitigating the effects of the coronavirus added to concerns surrounding the region.

Brazilian equities detracted significantly from the Index’s return, as the Brazilian real depreciated considerably against the U.S. dollar, and the nation’s banking system came under renewed stress. The financials sector detracted the most, as the credit outlook for the Brazilian banking system weakened, despite a new $60 billion swap line (a reciprocal currency arrangement) from the Fed for Brazil’s central bank. The Brazilian government had relatively limited resources to support financial institutions, partly due to the strains of previous recessions. The energy sector was also a strong detractor from the Index’s performance, as oil deposit auctions failed, and a sharp decline in oil prices sent Brazil’s stocks into a bear market. Finally, the materials sector declined significantly, due in part to decreased demand and higher U.S. tariffs on Brazilian steel producers.

Mexican stocks also detracted substantially from the Index’s performance. Lower oil prices drove a downgrade of Mexico’s sovereign credit rating and depreciation of the Mexican peso against the U.S. dollar. However, the consumer staples sector was the largest detractor in Mexico, as income from soft drinks decreased, partly due to higher operating expenses. Chilean stocks were another detractor from the Index’s return, as the decline of the Chilean peso relative to the U.S. dollar and civil disorder decreased bank profits.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Financials	38.5%
Materials	18.9
Consumer Staples	14.7
Energy	10.8
Communication Services	7.1
Utilities	4.0
Industrials	2.2
Information Technology	1.5
Consumer Discretionary	1.3
Real Estate	1.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments (a)
Brazil	58.2%
Mexico	25.0
Chile	9.6
Peru	5.0
Colombia	2.2

(a)	Excludes money market funds.

FUND SUMMARY	15

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 38.7%
Bank of China Ltd., Class H	47,210,000	$18,089,990
China Construction Bank Corp., Class H	57,912,960	47,371,036
China Life Insurance Co. Ltd., Class H	4,562,000	8,934,596
China Merchants Bank Co. Ltd., Class H	2,312,000	10,440,078
China Mobile Ltd.	3,391,500	25,225,454
China Overseas Land & Investment Ltd.	2,286,000	7,093,150
China Petroleum & Chemical Corp., Class H	15,667,600	7,721,714
CNOOC Ltd.	9,863,000	10,345,404
Industrial & Commercial Bank of China Ltd., Class H	47,925,115	32,832,621
Meituan Dianping, Class B(a)	2,173,200	26,257,619
Ping An Insurance Group Co. of China Ltd., Class H	3,290,000	32,323,150
Tencent Holdings Ltd.	3,517,000	172,517,179
Xiaomi Corp., Class B(a)(b)(c)	8,102,800	10,913,988

		410,065,979

Hong Kong — 16.3%
AIA Group Ltd.	7,418,600	67,142,498
CK Asset Holdings Ltd.	1,563,148	8,561,023
CK Hutchison Holdings Ltd.	1,651,148	11,141,292
CLP Holdings Ltd.	1,070,500	9,875,079
Galaxy Entertainment Group Ltd.	1,596,000	8,514,444
Hang Seng Bank Ltd.	445,400	7,614,019
Hong Kong & China Gas Co. Ltd.	6,014,662	9,917,220
Hong Kong Exchanges & Clearing Ltd.	717,900	21,654,907
Link REIT	1,286,700	10,906,629
Sands China Ltd.	1,488,800	5,455,098
Sun Hung Kai Properties Ltd.	904,500	11,926,344

		172,708,553

Singapore — 4.7%
DBS Group Holdings Ltd.	1,098,700	14,329,360
Oversea-Chinese Banking Corp. Ltd.(c)	2,404,874	14,592,908
Singapore Telecommunications Ltd.(c)	5,012,900	8,942,491
United Overseas Bank Ltd.(c)	847,400	11,575,608

		49,440,367

South Korea — 20.2%
Celltrion Inc.(a)(c)	66,229	12,458,571
Hyundai Mobis Co. Ltd.	41,517	5,780,697
Hyundai Motor Co.	87,990	6,411,232
KB Financial Group Inc.	241,111	6,843,048
KT&G Corp.	77,509	4,756,169
LG Chem Ltd.	29,028	7,272,798
NAVER Corp.	89,001	12,428,776
POSCO	43,418	5,742,225
Samsung Electronics Co. Ltd.	3,150,580	123,580,067
Shinhan Financial Group Co. Ltd.	288,443	6,776,580
SK Hynix Inc.	330,337	22,604,076

		214,654,239

Security	Shares	Value
Taiwan — 17.7%
Cathay Financial Holding Co. Ltd.	5,183,668	$6,050,741
Chunghwa Telecom Co. Ltd.	2,325,551	8,266,677
CTBC Financial Holding Co. Ltd.	11,950,359	7,073,440
Formosa Chemicals & Fibre Corp.	2,478,804	5,491,787
Formosa Plastics Corp.	2,697,071	6,697,751
Hon Hai Precision Industry Co. Ltd.	7,664,052	17,714,638
Largan Precision Co. Ltd.	64,000	8,105,418
MediaTek Inc.	898,112	9,726,094
Nan Ya Plastics Corp.	3,457,510	6,253,850
Taiwan Semiconductor Manufacturing Co. Ltd.	11,615,343	105,239,620
Uni-President Enterprises Corp.	3,123,000	6,774,426

		187,394,442

Total Common Stocks — 97.6% (Cost: $1,033,249,827)		1,034,263,580

Preferred Stocks

South Korea — 1.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS .	504,963	16,633,685

Total Preferred Stocks — 1.6% (Cost: $18,749,077)		16,633,685

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(e)(f)	21,972,650	21,968,255
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(e)	900,000	900,000

		22,868,255

Total Short-Term Investments — 2.2% (Cost: $22,880,953)		22,868,255

Total Investments in Securities — 101.4% (Cost: $1,074,879,857)		1,073,765,520

Other Assets, Less Liabilities — (1.4)%		(14,476,866)

Net Assets — 100.0%		$1,059,288,654

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) March 31, 2020	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,829,243	5,143,407	21,972,650	$21,968,255	$238,767	(b)	$(39,512)	$(14,239)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,051,537	(151,537)	900,000	900,000	20,982		—	—

				$22,868,255	$259,749		$(39,512)	$(14,239)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,034,263,580	$—	$—	$1,034,263,580
Preferred Stocks	16,633,685	—	—	16,633,685
Money Market Funds	22,868,255	—	—	22,868,255

	$1,073,765,520	$—	$—	$1,073,765,520

See notes to financial statements.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 13.2%
CCR SA	263,900	$596,836
Centrais Eletricas Brasileiras SA, ADR	34,229	157,796
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	42,835	316,122
Ultrapar Participacoes SA, ADR	260,624	633,316

		1,704,070

Chile — 4.3%
Enel Americas SA, ADR	91,299	553,272

China — 42.0%
Beijing Capital International Airport Co. Ltd., Class H	364,000	231,994
Beijing Enterprises Water Group Ltd.	754,000	294,755
CGN Power Co. Ltd., Class H(a)	1,274,000	292,575
China Gas Holdings Ltd.	260,000	905,701
China Merchants Port Holdings Co. Ltd.	286,000	326,925
China Oilfield Services Ltd., Class H	556,000	429,684
China Resources Gas Group Ltd.	106,000	533,357
China Suntien Green Energy Corp. Ltd., Class H	598,000	104,156
COSCO SHIPPING Ports Ltd.	390,000	188,185
Guangdong Investment Ltd.	364,000	701,617
Jiangsu Expressway Co. Ltd., Class H	286,000	319,176
Kunlun Energy Co. Ltd.	494,000	288,717
Shenzhen Expressway Co. Ltd., Class H	156,000	159,001
Shenzhen International Holdings Ltd.	214,999	393,888
Zhejiang Expressway Co. Ltd., Class H	338,000	235,482

		5,405,213

Malaysia — 8.0%
Sapura Energy Bhd	3,373,500	62,472
Tenaga Nasional Bhd	348,400	969,391

		1,031,863

Mexico — 9.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR .	9,776	263,365
Grupo Aeroportuario del Pacifico SAB de CV, ADR	8,619	464,909
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,628	435,680

		1,163,954

South Korea — 3.8%
Korea Electric Power Corp., ADR(b)(c)	64,233	484,959

Thailand — 9.2%
Airports of Thailand PCL, NVDR	763,100	1,180,082

Security	Shares	Value

United States — 0.4%
GasLog Ltd.	13,676	$49,507

Total Common Stocks — 89.9% (Cost: $15,321,790)		11,572,920

Preferred Stocks

Brazil — 1.6%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	121,225	206,082

Russia — 7.9%
Transneft PJSC, Preference Shares, NVS	533	1,007,897

Total Preferred Stocks — 9.5% (Cost: $1,718,001)		1,213,979

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(e)(f)	226,705	226,659
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(e)	20,000	20,000

		246,659

Total Short-Term Investments — 1.9% (Cost: $246,581)		246,659

Total Investments in Securities — 101.3% (Cost: $17,286,372)		13,033,558

Other Assets, Less Liabilities — (1.3)%		(163,529)

Net Assets — 100.0%		$12,870,029

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,825,420	(1,598,715)	226,705	$226,659	$4,091	(b)	$(113)	$78
BlackRock Cash Funds: Treasury, SL Agency Shares	47,828	(27,828)	20,000	20,000	1,097		—	—

				$246,659	$5,188		$(113)	$78

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) March 31, 2020	iShares® Emerging Markets Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,572,920	$—	$—	$11,572,920
Preferred Stocks	1,213,979	—	—	1,213,979
Money Market Funds	246,659	—	—	246,659

	$13,033,558	$—	$—	$13,033,558

See notes to financial statements.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	380,655	$5,909,355

Austria — 0.1%
Erste Group Bank AG	54,005	1,000,554
OMV AG	25,109	693,180

		1,693,734

Belgium — 1.5%
Ageas	34,070	1,417,202
Anheuser-Busch InBev SA/NV	152,740	6,782,530
Galapagos NV(a)	9,125	1,812,246
Groupe Bruxelles Lambert SA	14,157	1,112,529
KBC Group NV	61,119	2,817,981
Proximus SADP	28,285	647,716
Solvay SA	12,719	926,394
UCB SA	22,376	1,939,614
Umicore SA	36,130	1,262,650

		18,718,862

Denmark — 3.3%
AP Moller - Maersk A/S, Class A	696	576,691
AP Moller - Maersk A/S, Class B, NVS	1,058	947,732
Carlsberg A/S, Class B	19,011	2,151,904
Chr Hansen Holding A/S	18,629	1,393,724
Coloplast A/S, Class B	21,190	3,074,058
Danske Bank A/S	123,232	1,393,445
DSV PANALPINA A/S	36,770	3,342,432
Genmab A/S(a)	11,786	2,386,384
Novo Nordisk A/S, Class B	297,685	17,909,337
Novozymes A/S, Class B	37,714	1,715,231
Orsted A/S(b)	30,079	2,947,395
Pandora A/S	18,118	588,499
Vestas Wind Systems A/S	35,741	2,904,140

		41,330,972

Finland — 1.9%
Elisa OYJ	26,985	1,672,333
Fortum OYJ	78,358	1,149,960
Kone OYJ, Class B	72,822	4,124,643
Metso OYJ	23,110	550,764
Neste OYJ	77,981	2,639,671
Nokia OYJ	1,007,316	3,171,042
Nordea Bank Abp	584,282	3,307,179
Sampo OYJ, Class A	89,546	2,615,532
Stora Enso OYJ, Class R	110,878	1,124,877
UPM-Kymmene OYJ	95,940	2,641,229
Wartsila OYJ Abp	88,441	649,211

		23,646,441

France — 16.6%
Accor SA	32,528	892,284
Aeroports de Paris	6,054	580,909
Air Liquide SA	84,970	10,875,672
Airbus SE	108,752	7,080,934
Alstom SA	34,544	1,445,636
Arkema SA	13,189	911,713
Atos SE	17,549	1,188,844
AXA SA	350,680	6,074,966
BNP Paribas SA	205,286	6,196,631
Bouygues SA	45,084	1,321,797
Bureau Veritas SA	46,411	881,503
Capgemini SE	28,726	2,427,010

Security	Shares	Value

France (continued)
Carrefour SA	100,912	$1,596,111
Cie. de Saint-Gobain	98,552	2,396,839
Cie. Generale des Etablissements Michelin SCA	32,525	2,892,875
Credit Agricole SA	229,776	1,686,695
Danone SA	116,080	7,468,908
Dassault Systemes SE	24,686	3,656,708
Edenred	43,129	1,802,545
Eiffage SA	14,570	1,031,157
Electricite de France SA	79,179	624,314
Engie SA	330,522	3,413,407
EssilorLuxottica SA	52,047	5,612,632
Gecina SA	9,935	1,315,773
Hermes International	6,344	4,377,049
Kering SA	13,354	6,973,211
Klepierre SA	37,869	730,065
Legrand SA	47,742	3,063,471
L’Oreal SA	44,227	11,593,362
LVMH Moet Hennessy Louis Vuitton SE	48,605	18,050,167
Orange SA	345,194	4,217,540
Pernod Ricard SA	39,408	5,597,475
Peugeot SA	101,268	1,351,730
Publicis Groupe SA	41,038	1,176,156
Renault SA	37,315	725,035
Safran SA	60,760	5,342,848
Sanofi	206,445	18,153,462
Schneider Electric SE	99,187	8,552,095
SCOR SE	28,289	623,286
SES SA	69,006	404,934
Societe Generale SA	143,277	2,412,871
Sodexo SA(c)	15,781	1,067,340
STMicroelectronics NV, New	118,538	2,585,059
Suez	76,376	777,362
Teleperformance	10,442	2,174,631
Thales SA	18,314	1,534,859
TOTAL SA	457,169	17,752,646
Ubisoft Entertainment SA(a)	12,515	922,522
Unibail-Rodamco-Westfield	24,937	1,410,792
Valeo SA	43,026	719,957
Veolia Environnement SA	101,354	2,165,829
Vinci SA	90,503	7,487,556
Vivendi SA	144,473	3,095,163

		208,414,336

Germany — 12.3%
adidas AG	33,001	7,455,713
Allianz SE, Registered	74,879	12,889,420
Aroundtown SA	199,162	995,188
BASF SE	164,936	7,808,213
Bayer AG, Registered	176,938	10,260,579
Bayerische Motoren Werke AG	57,090	2,951,379
Beiersdorf AG	17,684	1,796,014
Brenntag AG	27,829	1,033,012
Commerzbank AG	176,742	641,618
Continental AG	19,458	1,400,793
Covestro AG(b)	30,532	933,680
Daimler AG, Registered	160,180	4,836,848
Delivery Hero SE(a)(b)	23,363	1,742,159
Deutsche Bank AG, Registered(c)	374,101	2,450,170
Deutsche Boerse AG	34,039	4,668,663
Deutsche Lufthansa AG, Registered	42,647	400,654
Deutsche Post AG, Registered	175,346	4,766,672

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) March 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	582,796	$7,554,736
Deutsche Wohnen SE	64,339	2,450,387
E.ON SE	396,030	4,102,531
Fresenius Medical Care AG & Co. KGaA	38,187	2,522,422
Fresenius SE & Co. KGaA	73,835	2,748,855
GEA Group AG	29,695	610,114
Hannover Rueck SE	10,705	1,538,735
HeidelbergCement AG	26,349	1,130,149
Infineon Technologies AG	223,742	3,297,078
LANXESS AG	15,048	601,346
LEG Immobilien AG	12,064	1,359,463
Merck KGaA	23,025	2,365,234
MTU Aero Engines AG	9,364	1,370,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,816	5,214,930
QIAGEN NV(a)	39,988	1,606,331
RWE AG	103,392	2,718,188
SAP SE	194,553	21,945,061
Siemens AG, Registered	145,193	12,341,984
Symrise AG	22,880	2,133,933
thyssenkrupp AG(a)(c)	72,831	381,029
TUI AG(c)	80,269	361,093
United Internet AG, Registered	22,636	667,380
Volkswagen AG	5,944	791,778
Vonovia SE	98,189	4,833,123
Wirecard AG(c)	20,712	2,378,302

		154,055,082

Ireland — 1.0%
Bank of Ireland Group PLC	166,976	315,862
CRH PLC	146,800	4,002,748
Flutter Entertainment PLC	14,546	1,317,388
Irish Bank Resolution Corp. Ltd.(a)(d)	211,770	2
Kerry Group PLC, Class A	27,305	3,151,836
Kingspan Group PLC	27,579	1,473,714
Ryanair Holdings PLC, ADR(a)(c)	15,052	799,111
Smurfit Kappa Group PLC	42,524	1,200,082

		12,260,743

Italy —3.1%
Assicurazioni Generali SpA	218,196	2,971,148
Atlantia SpA	84,784	1,063,325
CNH Industrial NV	178,195	1,019,856
Enel SpA	1,386,579	9,644,309
Eni SpA	456,714	4,620,415
Ferrari NV	22,773	3,537,007
Intesa Sanpaolo SpA	2,844,624	4,645,691
Leonardo SpA	73,595	490,327
Mediobanca Banca di Credito Finanziario SpA	126,021	695,255
Moncler SpA	34,092	1,245,294
Prysmian SpA	48,270	773,278
Snam SpA	391,778	1,807,209
Telecom Italia SpA/Milano(a)	1,953,827	798,365
Tenaris SA	84,537	517,591
Terna Rete Elettrica Nazionale SpA	251,929	1,594,996
UniCredit SpA	381,461	2,991,436

		38,415,502

Netherlands — 6.3%
ABN AMRO Bank NV, CVA(b)	74,276	609,941
Adyen NV(a)(b)	4,322	3,654,429
Aegon NV	251,869	639,505

Security	Shares	Value

Netherlands (continued)
Akzo Nobel NV	36,504	$2,403,642
ArcelorMittal SA	117,084	1,112,683
ASML Holding NV	76,789	20,428,052
EXOR NV	17,468	900,838
Heineken Holding NV	18,281	1,401,110
Heineken NV	42,457	3,547,987
ING Groep NV	706,501	3,706,660
Koninklijke Ahold Delhaize NV	198,249	4,630,100
Koninklijke DSM NV	32,690	3,712,453
Koninklijke KPN NV	639,053	1,525,814
Koninklijke Philips NV	162,153	6,568,007
NN Group NV	55,242	1,491,112
Prosus NV(a)	75,066	5,201,425
Randstad NV	22,489	793,829
Unilever NV	260,080	12,786,132
Wolters Kluwer NV	48,842	3,439,528

		78,553,247

Norway —0.8%
DNB ASA	163,070	1,813,011
Equinor ASA	195,921	2,446,914
Mowi ASA	81,767	1,235,343
Norsk Hydro ASA	250,994	540,661
Orkla ASA	141,626	1,200,604
Telenor ASA	114,166	1,651,444
Yara International ASA	31,487	987,398

		9,875,375

Portugal — 0.2%
EDP — Energias de Portugal SA	391,242	1,570,344
Galp Energia SGPS SA	81,311	927,427

		2,497,771

Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	49,198	961,699
Aena SME SA(b)	13,314	1,453,867
Amadeus IT Group SA	77,757	3,685,776
Banco Bilbao Vizcaya Argentaria SA	1,201,696	3,844,266
Banco de Sabadell SA	1,023,927	526,923
Banco Santander SA	2,984,839	7,264,207
CaixaBank SA	643,957	1,201,189
Cellnex Telecom SA(b)	48,961	2,226,797
Enagas SA	43,159	856,911
Endesa SA	57,276	1,223,614
Ferrovial SA	85,890	2,061,091
Grifols SA	52,991	1,802,476
Iberdrola SA	1,074,305	10,590,174
Industria de Diseno Textil SA	190,912	4,956,256
International Consolidated Airlines Group SA	165,967	442,656
Naturgy Energy Group SA	60,592	1,071,399
Red Electrica Corp. SA	79,095	1,420,270
Repsol SA	259,448	2,371,949
Telefonica SA	822,282	3,765,537

		51,727,057

Sweden — 4.1%
Alfa Laval AB	54,247	943,109
Assa Abloy AB, Class B	178,603	3,383,609
Atlas Copco AB, Class A	116,370	3,921,792
Atlas Copco AB, Class B	70,669	2,089,891
Boliden AB	48,952	895,768
Electrolux AB, Series B	46,524	581,333
Epiroc AB, Class A	113,820	1,131,112

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class B	70,193	$697,275
Essity AB, Class B	109,163	3,371,507
Hennes & Mauritz AB, Class B	140,134	1,810,425
Hexagon AB, Class B	50,726	2,170,819
Industrivarden AB, Class A	27,596	539,236
Industrivarden AB, Class C	30,159	590,231
Investor AB, Class B	82,464	3,804,545
Kinnevik AB, Class B	43,637	727,159
Sandvik AB	199,167	2,839,442
Securitas AB, Class B	57,664	625,372
Skandinaviska Enskilda Banken AB, Class A	289,215	1,961,047
Skanska AB, Class B(a)	63,637	972,761
SKF AB, Class B	68,075	939,255
Svenska Cellulosa AB SCA, Class B	108,259	1,097,592
Svenska Handelsbanken AB, Class A(a)	266,701	2,238,009
Swedbank AB, Class A	167,342	1,872,267
Swedish Match AB	30,444	1,745,329
Tele2 AB, Class B	89,795	1,209,025
Telefonaktiebolaget LM Ericsson, Class B	473,735	3,875,870
Telia Co. AB	460,893	1,660,716
Volvo AB, Class B	295,635	3,565,750

		51,260,246

Switzerland — 18.0%
ABB Ltd., Registered	348,033	6,116,791
Adecco Group AG, Registered	30,049	1,184,506
Alcon Inc.(a)	87,324	4,452,166
Baloise Holding AG, Registered	8,881	1,164,797
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	197	1,660,416
Chocoladefabriken Lindt &Spruengli AG, Registered	19	1,657,382
Cie. Financiere Richemont SA, Registered	93,507	5,127,881
Clariant AG, Registered	44,498	748,034
Credit Suisse Group AG, Registered	437,479	3,617,211
Geberit AG, Registered	6,708	2,953,447
Givaudan SA, Registered	1,428	4,420,299
Julius Baer Group Ltd.	40,293	1,375,513
Kuehne + Nagel International AG, Registered	9,192	1,262,113
LafargeHolcim Ltd., Registered	86,571	3,163,816
Logitech International SA, Registered	31,583	1,365,751
Lonza Group AG, Registered	13,447	5,589,772
Nestle SA, Registered	534,944	54,984,425
Novartis AG, Registered	459,188	37,895,883
Partners Group Holding AG	3,395	2,349,534
Roche Holding AG, Bearer	4,863	1,559,095
Roche Holding AG, NVS	126,332	41,005,183
Schindler Holding AG, Participation Certificates, NVS	7,098	1,558,178
Schindler Holding AG, Registered	3,825	808,051
SGS SA, Registered	934	2,164,258
Sika AG, Registered	22,593	3,734,950
Sonova Holding AG, Registered	9,597	1,729,850
Straumann Holding AG, Registered	2,027	1,511,320
Swatch Group AG (The), Bearer	5,330	1,065,670
Swatch Group AG (The), Registered	11,263	443,279
Swiss Life Holding AG, Registered	6,016	2,048,132
Swiss Prime Site AG, Registered	13,765	1,347,976
Swiss Re AG	52,768	4,066,335
Swisscom AG, Registered	4,604	2,475,325
Temenos AG, Registered	11,747	1,540,690
UBS Group AG, Registered	679,066	6,348,851
Vifor Pharma AG	7,555	1,044,371

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	27,151	$9,636,353

		225,177,604

United Kingdom — 24.4%
3i Group PLC	174,649	1,715,557
Admiral Group PLC	45,461	1,257,037
Anglo American PLC	249,889	4,388,714
Ashtead Group PLC	81,355	1,780,968
Associated British Foods PLC	64,241	1,444,953
AstraZeneca PLC	236,321	21,144,776
Aviva PLC	711,863	2,369,982
BAE Systems PLC	575,503	3,723,539
Barclays PLC	2,910,251	3,396,022
Barratt Developments PLC	180,722	988,221
Berkeley Group Holdings PLC	23,331	1,045,793
BP PLC	3,638,873	15,530,377
British American Tobacco PLC	412,823	14,122,768
British Land Co. PLC (The)	168,858	703,921
BT Group PLC	1,582,964	2,314,137
Bunzl PLC	60,176	1,215,855
Burberry Group PLC	73,862	1,213,046
Carnival PLC	33,722	410,359
Centrica PLC	1,023,574	483,304
Compass Group PLC	287,417	4,504,678
Croda International PLC	23,872	1,264,516
DCC PLC	18,394	1,163,190
Diageo PLC	421,222	13,509,142
Direct Line Insurance Group PLC	247,442	907,868
DS Smith PLC	246,038	840,176
easyJet PLC	47,056	333,162
Experian PLC	164,006	4,577,617
Ferguson PLC	41,960	2,630,551
Fiat Chrysler Automobiles NV	198,305	1,430,003
G4S PLC	279,176	319,510
GlaxoSmithKline PLC	898,648	16,876,866
Glencore PLC	1,953,776	2,999,160
GVC Holdings PLC	103,942	723,033
Halma PLC	68,759	1,637,801
Hargreaves Lansdown PLC	49,158	844,815
HSBC Holdings PLC	3,708,898	20,890,271
IMI PLC	49,826	461,757
Imperial Brands PLC	170,479	3,164,018
Informa PLC	225,943	1,239,980
InterContinental Hotels Group PLC	33,946	1,479,721
Intertek Group PLC	29,061	1,702,976
ITV PLC	651,592	533,403
J Sainsbury PLC	304,819	795,229
Johnson Matthey PLC	35,834	798,894
Kingfisher PLC	386,802	690,166
Land Securities Group PLC	136,473	942,215
Legal & General Group PLC	1,067,579	2,566,079
Lloyds Banking Group PLC	12,565,524	4,985,800
London Stock Exchange Group PLC	56,950	5,140,784
M&G PLC(a)	467,018	652,043
Marks &Spencer Group PLC	352,089	433,255
Melrose Industries PLC	862,400	978,440
Micro Focus International PLC	66,932	331,969
Mondi PLC	87,560	1,499,352
National Grid PLC	679,331	7,973,558
Next PLC	24,195	1,221,624
Ocado Group PLC(a)(c)	102,965	1,557,592

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) March 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	140,340	$961,605
Persimmon PLC	55,846	1,327,105
Prudential PLC	467,018	5,996,364
Reckitt Benckiser Group PLC	132,840	10,129,972
RELX PLC	362,562	7,786,359
Rentokil Initial PLC	330,457	1,589,011
Rio Tinto PLC	178,635	8,236,422
Rolls-Royce Holdings PLC	344,324	1,454,173
Royal Bank of Scotland Group PLC	831,692	1,164,289
Royal Dutch Shell PLC, Class A	751,813	13,228,070
Royal Dutch Shell PLC, Class B	675,178	11,384,070
RSA Insurance Group PLC	194,026	1,011,409
Sage Group PLC (The)	201,875	1,481,364
Schroders PLC	22,513	693,409
Segro PLC	194,632	1,843,792
Severn Trent PLC	43,212	1,221,641
Smith & Nephew PLC	160,933	2,862,529
Smiths Group PLC	70,712	1,074,949
Spirax-Sarco Engineering PLC	13,044	1,320,600
SSE PLC	185,836	3,007,077
St. James’s Place PLC	95,062	895,357
Standard Chartered PLC	487,849	2,696,682
Standard Life Aberdeen PLC	416,291	1,155,727
Tate & Lyle PLC	83,956	682,904
Taylor Wimpey PLC	585,394	852,885
Tesco PLC	1,753,410	4,974,435
Travis Perkins PLC	45,075	493,292
Unilever PLC	212,063	10,716,428
United Utilities Group PLC	122,730	1,373,873
Vodafone Group PLC	4,829,752	6,767,177
Weir Group PLC (The)	46,693	417,437
Whitbread PLC	23,727	891,435
Wm Morrison Supermarkets PLC	423,495	934,701
WPP PLC	227,577	1,555,963

		306,033,049

Total Common Stocks — 98.2% (Cost: $1,750,992,892)		1,229,569,376

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,036	431,230

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	32,100	$2,578,231
Porsche Automobil Holding SE, Preference Shares, NVS	27,587	1,170,838
Volkswagen AG, Preference Shares, NVS	33,082	3,878,211

		8,058,510

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,083,816	428,713

Total Preferred Stocks — 0.7% (Cost: $17,028,383)		8,487,223

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(e)(f)(g)	9,035,299	9,033,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(e)(f)	619,000	619,000

		9,652,492

Total Short-Term Investments — 0.7% (Cost: $9,652,591)		9,652,492

Total Investments in Securities — 99.6% (Cost: $1,777,673,866)		1,247,709,091

Other Assets, Less Liabilities — 0.4%		4,397,630

Net Assets — 100.0%		$1,252,106,721

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,844,870	(809,571)	9,035,299	$9,033,492	$148,404	(b)	$(1,687)	$(748)
BlackRock Cash Funds: Treasury, SL Agency Shares	979,188	(360,188)	619,000	619,000	17,209		—	—

				$9,652,492	$165,613		$(1,687)	$(748)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Europe ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	318	06/19/20	$9,585	$569,564
FTSE 100 Index	81	06/19/20	5,660	470,557

				$1,040,121

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,040,121

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,214,475)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$765,216

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,999,435

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,229,569,374	$—	$2	$1,229,569,376
Preferred Stocks	8,487,223	—	—	8,487,223
Money Market Funds	9,652,492	—	—	9,652,492

	$1,247,709,089	$—	$2	$1,247,709,091

Derivative financial instruments(a)
Assets
Futures Contracts	$1,040,121	$—	$—	$1,040,121

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments March 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 8.2%
Abacus Property Group	42,304	$60,588
APN Industria REIT(a)	13,496	17,016
Arena REIT	37,240	38,634
BWP Trust	56,952	116,772
Cedar Woods Properties Ltd.	7,840	19,962
Centuria Office REIT	43,080	43,374
Charter Hall Group	54,847	230,284
Charter Hall Long Wale REIT	50,314	135,189
Charter Hall Retail REIT	43,820	83,410
Charter Hall Social Infrastructure REIT	29,955	34,101
Cromwell Property Group	226,151	110,733
Dexus	128,100	712,689
GDI Property Group	60,817	34,803
Goodman Group	188,944	1,399,283
GPT Group (The)	226,016	502,149
Growthpoint Properties Australia Ltd.	35,632	54,958
Hotel Property Investments	18,032	24,170
Ingenia Communities Group	29,138	58,674
Lendlease Group	68,329	430,754
Mirvac Group	466,938	597,300
National Storage REIT	93,968	90,871
Rural Funds Group(b)	37,576	43,582
Scentre Group	628,068	601,600
Shopping Centres Australasia Property Group	109,788	152,534
Stockland	284,966	441,266
Vicinity Centres	375,627	237,949
Viva Energy REIT	82,045	115,496

		6,388,141

Austria — 0.8%
CA Immobilien Anlagen AG	8,604	289,831
IMMOFINANZ AG	10,771	192,169
S IMMO AG	6,038	116,603

		598,603

Belgium — 1.9%
Aedifica SA	2,910	301,739
Befimmo SA	2,774	133,165
Cofinimmo SA	2,896	378,774
Intervest Offices & Warehouses NV	2,456	64,137
Montea CVA	1,297	120,255
Retail Estates NV	1,334	69,381
Warehouses De Pauw CVA	15,188	436,124

		1,503,575

British Virgin Islands — 0.0%
MAS Real Estate Inc.	53,704	30,641

Canada — 2.9%
Allied Properties REIT	7,028	220,910
Artis REIT	8,064	45,211
Boardwalk REIT	2,773	44,634
Canadian Apartment Properties REIT	9,832	294,197
Choice Properties REIT	17,842	161,955
Cominar REIT	10,360	59,029
Crombie REIT	5,432	47,399
CT REIT	6,568	53,989
Dream Industrial REIT	8,181	53,971
Dream Office REIT	3,248	53,260
Dream Unlimited Corp., Class A	7,756	51,440
First Capital Real Estate Investment Trust	12,728	121,883

Security	Shares	Value

Canada (continued)
Granite REIT	3,213	$131,220
H&R Real Estate Investment Trust	16,352	102,591
InterRent REIT	7,008	65,533
Killam Apartment REIT	5,572	61,774
Minto Apartment Real Estate Investment Trust	2,296	31,455
Morguard North American REIT	2,212	20,809
Northview Apartment Real Estate Investment Trust	3,920	90,168
NorthWest Healthcare Properties REIT	7,924	53,779
RioCan REIT	18,004	204,029
Slate Office REIT	4,508	11,624
Slate Retail REIT(a)	2,576	12,325
SmartCentres Real Estate Investment Trust.	8,288	109,703
Summit Industrial Income REIT	7,986	49,767
Tricon Capital Group Inc.	17,089	82,723
True North Commercial Real Estate Investment Trust	4,928	16,827

		2,252,205

China — 0.8%
China Merchants Land Ltd.	112,000	17,484
Gemdale Properties & Investment Corp. Ltd.	848,000	141,135
Greenland Hong Kong Holdings Ltd.	86,000	33,064
K Wah International Holdings Ltd.	159,000	68,721
Road King Infrastructure Ltd.	28,000	42,411
Wharf Holdings Ltd. (The)	130,000	230,451
Yuexiu REIT	182,000	89,698
Zhuguang Holdings Group Co. Ltd.(a)	224,000	27,166

		650,130

Finland — 0.1%
Citycon OYJ	7,404	45,698

France — 3.9%
Altarea SCA	412	51,084
Covivio	5,256	296,143
Gecina SA	6,449	854,093
ICADE	3,298	261,091
Klepierre SA	24,535	473,003
Mercialys SA	2,996	21,762
NexitySA	5,310	163,256
Unibail-Rodamco-Westfield	9,889	559,463
Unibail-Rodamco-Westfield, New	6,325	357,832

		3,037,727

Germany — 9.6%
ADLER Real Estate AG(a)(b)	4,733	35,470
ADO Properties SA(c)	3,266	73,823
alstria office REIT AG	18,676	267,219
Aroundtown SA	130,513	652,158
Deutsche EuroShop AG(b)	5,809	66,671
Deutsche Wohnen SE	42,409	1,615,171
DIC Asset AG	5,236	54,407
Grand City Properties SA	11,842	248,958
Hamborner REIT AG	8,569	76,704
LEG Immobilien AG	8,085	911,079
TAG Immobilien AG	17,220	340,859
Vonovia SE	63,927	3,146,657

		7,489,176

Hong Kong — 13.7%
Champion REIT	241,000	145,516
Chinese Estates Holdings Ltd.	49,000	22,126
CK Asset Holdings Ltd.	302,500	1,656,727
Far East Consortium International Ltd.	121,000	43,711

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hang Lung Group Ltd.	105,000	$221,355
Hang Lung Properties Ltd.	225,000	456,915
Henderson Land Development Co. Ltd.	197,044	751,222
Hongkong Land Holdings Ltd.	134,700	505,125
Hysan Development Co. Ltd.	75,000	243,843
Kerry Properties Ltd.	71,500	188,646
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	70,500	12,643
Link REIT	246,400	2,088,593
Prosperity REIT	140,000	43,892
Sino Land Co. Ltd.	356,000	451,953
Sun Hung Kai Properties Ltd.	173,500	2,287,696
Sunlight REIT	100,000	49,026
Swire Properties Ltd.	119,800	336,947
Wharf Real Estate Investment Co. Ltd.(b)	140,000	576,191
Wheelock &Co. Ltd.	93,000	634,726

		10,716,853

Ireland — 0.2%
Hibernia REIT PLC	81,867	95,398
Irish Residential Properties REIT PLC	52,553	70,350

		165,748

Israel — 1.3%
Airport City Ltd.(a)	8,309	122,137
Alony Hetz Properties & Investments Ltd.	15,372	179,469
Amot Investments Ltd.	19,254	114,301
Azrieli Group Ltd.	4,248	245,937
Big Shopping Centers Ltd.	751	55,241
Gazit-Globe Ltd.	10,046	77,245
Mehadrin Ltd.(a)	1	24
Melisron Ltd.	2,365	92,478
Property & Building Corp. Ltd.	252	15,793
REIT 1 Ltd.	21,448	104,650
Sella Capital Real Estate Ltd.	22,204	45,193

		1,052,468

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	5,404	22,236

Japan — 30.7%
Activia Properties Inc.	84	271,558
Advance Residence Investment Corp.	162	470,446
Aeon Mall Co. Ltd.	11,380	143,680
AEON REIT Investment Corp.	172	164,902
Comforia Residential REIT Inc.	71	202,237
CRE Logistics REIT Inc.	28	32,162
Daibiru Corp.	7,400	61,144
Daito Trust Construction Co. Ltd.	9,000	839,100
Daiwa House Industry Co. Ltd.	79,000	1,959,358
Daiwa House REIT Investment Corp.	235	574,031
Daiwa Office Investment Corp.	37	204,270
Dear Life Co. Ltd.	2,800	10,063
ESCON Japan Reit Investment Corp.	24	21,098
Frontier Real Estate Investment Corp.	58	163,596
Fukuoka REIT Corp.	84	86,992
Global One Real Estate Investment Corp.	112	94,098
GLP J-REIT	455	512,510
Goldcrest Co. Ltd.	1,800	27,078
Hankyu Hanshin REIT Inc.	84	90,882
Health Care & Medical Investment Corp.	28	29,075
Heiwa Real Estate Co. Ltd.	4,100	106,303

Security	Shares	Value

Japan (continued)
Heiwa Real Estate REIT Inc.	105	$97,652
Hoshino Resorts REIT Inc.	27	83,035
Hulic Co. Ltd.	59,500	605,169
Hulic Reit Inc.	122	141,489
Ichigo Hotel REIT Investment Corp.	28	13,772
Ichigo Inc.	26,100	60,442
Ichigo Office REIT Investment Corp.	186	129,048
Industrial & Infrastructure Fund Investment Corp.	213	288,459
Invesco Office J-Reit Inc.	1,052	139,351
Invincible Investment Corp.	700	157,112
Itochu Advance Logistics Investment Corp.	56	52,029
Japan Excellent Inc.	132	151,863
Japan Hotel REIT Investment Corp.	527	153,284
Japan Logistics Fund Inc.	110	244,444
Japan Prime Realty Investment Corp.	110	331,157
Japan Property Management Center Co. Ltd.	2,000	19,730
Japan Real Estate Investment Corp.	165	967,486
Japan Rental Housing Investments Inc.	196	165,399
Japan Retail Fund Investment Corp.	312	353,169
Katitas Co. Ltd.	5,600	90,000
Keihanshin Building Co. Ltd.	5,600	69,303
Kenedix Inc.	21,300	80,895
Kenedix Office Investment Corp.	52	274,077
Kenedix Residential Next Investment Corp.	108	168,370
Kenedix Retail REIT Corp.	65	91,941
LaSalle Logiport REIT	164	221,492
Leopalace21 Corp.(a)	29,100	71,702
Marimo Regional Revitalization REIT Inc.	14	11,373
MCUBS MidCity Investment Corp.	211	149,521
Mirai Corp.	197	66,971
Mitsubishi Estate Co. Ltd.	162,400	2,399,407
Mitsubishi Estate Logistics REIT Investment Corp.	32	105,377
Mitsui Fudosan Co. Ltd.	114,256	1,979,675
Mitsui Fudosan Logistics Park Inc.	44	185,855
Mori Hills REIT Investment Corp.	189	251,230
Mori Trust Hotel Reit Inc.	28	21,242
Mori Trust Sogo REIT Inc.	112	135,494
Nippon Accommodations Fund Inc.	58	313,760
Nippon Building Fund Inc.	169	1,133,398
Nippon Commercial Development Co. Ltd.	2,000	24,788
Nippon Prologis REIT Inc.	280	703,404
NIPPON REIT Investment Corp.	55	162,521
Nomura Real Estate Holdings Inc.	14,600	237,349
Nomura Real Estate Master Fund Inc.	538	680,754
One REIT Inc.	28	63,338
Ooedo Onsen Reit Investment Corp.	28	13,772
Orix JREIT Inc.	327	430,124
Premier Investment Corp.	159	175,415
Sakura Sogo REIT Investment Corp.	43	29,037
SAMTY Co. Ltd.	3,200	35,659
Samty Residential Investment Corp.	67	52,567
Sankei Real Estate Inc.	54	49,721
Sekisui House Reit Inc.	460	294,864
Shinoken Group Co. Ltd.	2,800	19,582
Star Asia Investment Corp.	56	44,352
Star Mica Holdings Co. Ltd.	1,100	14,989
Starts Proceed Investment Corp.	28	46,556
Sumitomo Realty & Development Co. Ltd.	56,300	1,374,188
Sun Frontier Fudousan Co. Ltd.	2,800	21,268
Takara Leben Co. Ltd.	8,400	27,156

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) March 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takara Leben Real Estate Investment Corp.	56	$41,551
TOC Co. Ltd.	5,600	30,450
Tokyo Tatemono Co. Ltd.	25,400	269,870
Tokyu Fudosan Holdings Corp.	69,400	333,002
Tokyu REIT Inc.	112	146,698
Tosei Corp.	3,400	29,322
Tosei Reit Investment Corp.	28	25,055
United Urban Investment Corp.	353	351,512
Unizo Holdings Co. Ltd.(a)	4,200	232,263
XYMAX REIT Investment Corp.	28	21,891

		24,022,774

Malta — 0.0%
BGP Holdings PLC(a)(d)	1,986,852	22

Netherlands — 0.3%
Brack Capital Properties NV(a)	1	63
Eurocommercial Properties NV	4,928	47,746
NSI NV	1,984	78,479
Vastned Retail NV	2,267	38,058
Wereldhave NV(b)	4,544	33,256

		197,602

New Zealand — 0.6%
Argosy Property Ltd.	103,332	55,134
Goodman Property Trust	130,984	166,568
Kiwi Property Group Ltd.	178,822	99,654
Precinct Properties New Zealand Ltd.	126,220	127,584
Vital Healthcare Property Trust	40,775	56,566

		505,506

Norway — 0.3%
Entra ASA(c)	16,821	198,629
Selvaag Bolig ASA	4,900	21,605

		220,234

Singapore — 7.9%
AIMS APAC REIT(b)	52,985	38,701
ARA US Hospitality Trust	53,200	18,354
Ascendas India Trust	106,400	89,672
Ascendas REIT	354,173	703,943
Ascott Residence Trust	220,460	122,319
Cache Logistics Trust(b)	116,380	38,007
CapitaLand Commercial Trust	337,164	362,300
CapitaLand Ltd.	296,200	592,878
CapitaLand Mall Trust	335,500	421,775
CapitaLand Retail China Trust	92,160	78,966
CDL Hospitality Trusts	100,500	56,467
Chip Eng Seng Corp. Ltd.(b)	53,200	18,682
City Developments Ltd.	72,900	370,682
Eagle Hospitality Trust REIT(d)	53,200	6,927
ESR-REIT	241,789	50,944
Far East Hospitality Trust	106,100	30,552
FirstREIT	70,000	33,430
Fortune REIT	168,000	155,626
Frasers Centrepoint Trust	86,507	136,093
Frasers Commercial Trust	84,000	69,614
Frasers Hospitality Trust	86,000	23,858
Frasers Logistics & Industrial Trust(b)	187,100	116,293
Keppel DC REIT	145,003	233,211
Keppel REIT	229,600	153,190
Lippo Malls Indonesia Retail Trust	229,600	18,867
Manulife US Real Estate Investment Trust	179,450	130,101

Security	Shares	Value

Singapore (continued)
Mapletree Commercial Trust	254,412	$326,982
Mapletree Industrial Trust	179,240	305,898
Mapletree Logistics Trust	351,364	389,897
Mapletree North Asia Commercial Trust	251,500	142,190
OUE Commercial Real Estate Investment Trust	311,200	76,497
OUE Ltd.(b)	33,600	23,362
Oxley Holdings Ltd.(b)	86,800	12,497
Parkway Life REIT	48,100	104,385
Prime U.S. REIT	53,200	33,250
Sabana Shari’ah Compliant Industrial REIT	106,420	22,049
Sasseur Real Estate Investment Trust	58,800	24,365
Soilbuild Business Space REIT	99,137	22,280
SPH REIT	86,400	46,724
Starhill Global REIT	168,000	51,326
Suntec REIT	274,400	240,896
UOL Group Ltd.	61,600	284,238
Wing Tai Holdings Ltd.	44,800	48,769

		6,227,057

Spain — 0.9%
Aedas Homes SAU(a)(c)	2,660	51,077
Inmobiliaria Colonial Socimi SA	28,649	271,442
Lar Espana Real Estate Socimi SA	7,743	34,197
Merlin Properties Socimi SA	43,274	326,204
Metrovacesa SA(c)	5,656	31,589
Quabit Inmobiliaria SA(a)	15,507	7,231

		721,740

Sweden — 3.6%
Atrium Ljungberg AB, Class B	5,712	89,246
Castellum AB	30,112	510,594
Catena AB	2,632	76,906
Dios Fastigheter AB	10,052	67,266
Fabege AB	32,480	417,322
Fastighets AB Balder, Class B(a)	11,368	409,618
Hufvudstaden AB, Class A	13,636	186,764
Klovern AB, Class B	62,300	92,937
Kungsleden AB	20,986	158,861
Nyfosa AB(a)	19,817	100,208
Sagax AB, Class D	10,724	29,171
Samhallsbyggnadsbolaget i Norden AB	100,629	192,976
Samhallsbyggnadsbolaget i Norden AB, New	10,752	26,262
Wallenstam AB, Class B	24,696	281,665
Wihlborgs Fastigheter AB	15,704	219,210

		2,859,006

Switzerland — 2.7%
Allreal Holding AG, Registered	1,656	306,365
Intershop Holding AG	156	81,745
Mobimo Holding AG, Registered	776	216,948
PSP Swiss Property AG, Registered	4,805	599,414
Swiss Prime Site AG, Registered	8,960	877,433

		2,081,905

United Kingdom — 8.6%
AEW UKREIT PLC	14,084	11,910
Assura PLC	282,492	292,480
Big Yellow Group PLC	18,312	227,968
BMO Commercial Property Trust	97,794	90,338
British Land Co. PLC (The)	111,202	463,569
Capital &Counties Properties PLC	99,782	205,259
Capital & Regional PLC	5,540	6,340
Civitas Social Housing PLC	73,416	87,755

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Derwent London PLC	12,326	$499,775
Empiric Student Property PLC	71,436	58,549
Grainger PLC	78,820	253,324
Great Portland Estates PLC	29,694	250,812
Hammerson PLC	91,112	87,420
Helical PLC	12,880	55,897
Intu Properties PLC(a)(b)	105,110	5,805
Land Securities Group PLC	88,570	611,491
LondonMetric Property PLC	99,660	217,366
LXI REIT PLC	63,778	86,041
NewRiver REIT PLC	37,044	27,422
Picton Property Income Ltd. (The)	66,604	73,501
Primary Health Properties PLC	143,496	285,752
RDI REIT PLC	33,437	26,991
Regional REIT Ltd.(c)	47,430	48,225
Safestore Holdings PLC	24,721	196,331
Schroder REIT Ltd.	62,692	30,200
Segro PLC	129,165	1,223,608
Shaftesbury PLC	26,139	200,138
St. Modwen Properties PLC	23,081	94,587
Triple Point Social Housing REIT PLC(c)	41,104	46,380
Tritax Big Box REIT PLC	202,605	281,869
U & I Group PLC	16,408	16,195
UK Commercial Property REIT Ltd.	99,148	92,204
UNITE Group PLC (The)	42,911	426,458
Urban &Civic PLC	17,304	44,629
Workspace Group PLC	15,112	142,316

		6,768,905

United States — 0.1%
Brookfield Property REIT Inc., Class A	7,774	66,001

Total Common Stocks — 99.1% (Cost: $112,917,353)		77,623,953

Rights

Austria — 0.0%
BUWOG AG , (Expires 12/31/99)(a)(b)(d)	1,869	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SLAgency Shares, 1.32%(f)(g)(h)	1,034,240	$1,034,033
BlackRock Cash Funds: Treasury, SLAgency Shares, 0.22%(f)(g)	20,000	20,000

		1,054,033

Total Short-Term Investments — 1.3% (Cost: $1,054,224)		1,054,033

Total Investments in Securities — 100.4% (Cost: $113,971,577)		78,677,986

Other Assets, Less Liabilities — (0.4)%		(349,245)

Net Assets — 100.0%		$78,328,741

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	2,098,794	(1,064,554)	1,034,240	$1,034,033	$41,679	(b)	$(22)	$(792)
BlackRock Cash Funds: Treasury, SLAgency Shares	58,195	(38,195)	20,000	20,000	1,644		—	—

				$1,054,033	$43,323		$(22)	$(792)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) March 31, 2020	iShares® International Developed Property ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	15	06/19/20	$412	$(14,789)
TOPIX Index	24	06/11/20	312	12,865

				$(1,924)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,865

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,789

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(108,887)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,924)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$243,720

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® International Developed Property ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$77,581,534	$35,470	$6,949		$77,623,953
Rights	—	—	0	(a)	0 (a)
Money Market Funds	1,054,033	—	—		1,054,033

	$78,635,567	$35,470	$6,949		$78,677,986

Derivative financial instruments(b)
Assets
Futures Contracts	$12,865	$—	$—		$12,865
Liabilities
Futures Contracts	(14,789)	—	—		(14,789)

	$(1,924)	$—	$—		$(1,924)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments March 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Aristocrat Leisure Ltd.	5,596	$73,125
Computershare Ltd.	9,555	56,785
Corporate Travel Management Ltd.(a)	3,850	20,548
CSL Ltd.	1,925	349,547
Domino’s Pizza Enterprises Ltd.	1,050	32,840
Evolution Mining Ltd.	25,060	58,591
JB Hi-Fi Ltd.(a)	3,115	53,383
Macquarie Group Ltd.	7,910	415,143
NIB Holdings Ltd.	16,695	52,419
Northern Star Resources Ltd.	6,055	39,024
Orora Ltd.	29,890	44,272
Qube Holdings Ltd.	35,805	47,116
Ramsay Health Care Ltd.	1,750	61,352
REA Group Ltd.	630	29,687
Sonic Healthcare Ltd.	6,020	89,645
Treasury Wine Estates Ltd.	13,930	85,514
Washington H Soul Pattinson & Co. Ltd.	2,940	30,536

		1,539,527

Austria — 0.1%
CA Immobilien Anlagen AG	1,750	58,950
UNIQA Insurance Group AG	7,385	57,208

		116,158

Belgium — 0.3%
Solvay SA	1,645	119,814
UCB SA	980	84,949

		204,763

Canada — 18.1%
Agnico Eagle Mines Ltd.	1,470	58,021
Alimentation Couche-Tard Inc., Class B	3,080	71,734
Atco Ltd., Class I, NVS	2,345	64,204
Bank of Montreal	18,865	941,825
Bank of Nova Scotia (The)	36,960	1,492,318
Brookfield Asset Management Inc., Class A	6,055	265,368
CAE Inc.	2,765	34,559
Canadian Imperial Bank of Commerce	15,260	879,137
Canadian National Railway Co.	7,210	557,359
Canadian Natural Resources Ltd.	42,980	581,280
Canadian Tire Corp. Ltd., Class A, NVS	987	58,900
Canadian Western Bank	3,745	50,965
Empire Co. Ltd., Class A, NVS	2,100	40,618
Exchange Income Corp.	1,995	24,879
Finning International Inc.	4,970	52,726
Fortis Inc.	8,470	322,947
Franco-Nevada Corp.	980	96,812
Genworth MI Canada Inc.	1,715	37,677
George Weston Ltd.	910	64,336
Gildan Activewear Inc.	3,500	44,114
Great-West Lifeco Inc.	7,560	129,120
iA Financial Corp. Inc.	1,680	52,217
Imperial Oil Ltd.	3,430	38,340
Intact Financial Corp.	1,855	158,516
Laurentian Bank of Canada	3,010	64,626
Magna International Inc.	4,585	144,667
Manulife Financial Corp.	52,850	656,100
Methanex Corp.	3,955	47,598
Metro Inc.	2,380	95,160
National Bank of Canada	8,365	319,649
Open Text Corp.	2,835	98,015

Security	Shares	Value

Canada (continued)
Power Corp. of Canada	17,570	$279,471
Premium Brands Holdings Corp.	665	33,826
Ritchie Bros Auctioneers Inc.	1,820	61,632
Royal Bank of Canada	33,775	2,068,477
Saputo Inc.	2,520	59,913
Sun Life Financial Inc.	12,320	391,841
Suncor Energy Inc.	50,225	792,534
TC Energy Corp.	23,520	1,033,601
TELUS Corp.	9,835	153,742
Toromont Industries Ltd.	1,104	47,818
Toronto-Dominion Bank (The)	46,585	1,958,184

		14,424,826

China — 1.8%
China Gas Holdings Ltd.	23,400	81,513
China Medical System Holdings Ltd.	35,000	37,886
China Overseas Land & Investment Ltd.	86,000	266,847
China Resources Gas Group Ltd.	6,000	30,190
China Resources Land Ltd.	42,000	173,399
CIFI Holdings Group Co. Ltd.	140,000	101,150
Guangdong Investment Ltd.	24,000	46,260
Longfor Group Holdings Ltd.(b)	21,500	104,714
New China Life Insurance Co. Ltd., Class H	21,000	65,431
Shenzhou International Group Holdings Ltd.	10,500	111,626
Tencent Holdings Ltd.	8,200	402,229

		1,421,245

Colombia — 0.1%
Bancolombia SA	10,780	63,988

Denmark — 0.5%
Chr Hansen Holding A/S	770	57,607
Coloplast A/S, Class B	1,050	152,325
DSV PANALPINA A/S	595	54,086
Novozymes A/S, Class B	1,925	87,549
Ringkjoebing Landbobank A/S	646	36,286
Rockwool International A/S, Class B	175	31,651

		419,504

Finland — 0.7%
Huhtamaki OYJ	1,540	49,308
Metsa Board OYJ	7,140	38,921
TietoEVRY OYJ	2,567	55,713
UPM-Kymmene OYJ	13,300	366,149
Valmet OYJ	2,800	54,902

		564,993

France — 10.2%
Aeroports de Paris	420	40,301
Airbus SE	5,495	357,784
Arkema SA	1,015	70,164
AXA SA	66,311	1,148,731
Cie. Plastic Omnium SA	1,610	22,639
Danone SA	10,115	650,827
Dassault Systemes SE	519	76,879
EssilorLuxottica SA	2,625	283,074
Faurecia SE	1,575	47,179
Hermes International	140	96,593
Iliad SA	140	18,995
IPSOS	1,470	30,646
Legrand SA	3,045	195,389
L’Oreal SA	1,995	522,956
LVMH Moet Hennessy Louis Vuitton SE	2,450	909,843

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Orpea	490	$51,211
Pernod Ricard SA	2,450	347,996
Publicis Groupe SA	7,700	220,683
Rubis SCA	1,820	76,006
Safran SA	2,800	246,214
Sanofi	21,700	1,908,160
SEB SA	350	43,588
Stef SA	245	17,070
Teleperformance	350	72,890
Vinci SA	8,470	700,746

		8,156,564

Germany — 11.6%
ADLER Real Estate AG(c)	0	0	(d)
Allianz SE, Registered	10,360	1,783,336
BASF SE	29,855	1,413,362
Bayer AG, Registered	23,695	1,374,066
Brenntag AG	1,960	72,755
Continental AG	2,940	211,652
Deutsche Wohnen SE	4,690	178,621
Fresenius Medical Care AG & Co. KGaA	1,960	129,467
Fresenius SE & Co. KGaA	4,025	149,850
Gerresheimer AG	490	31,076
GRENKE AG	210	12,385
HeidelbergCement AG	3,150	135,108
Henkel AG & Co. KGaA	1,400	103,460
HOCHTIEF AG	1,330	88,290
Infineon Technologies AG	10,010	147,508
KION Group AG	910	39,381
LEG Immobilien AG	1,330	149,875
MTU Aero Engines AG	315	46,090
Norma Group SE	1,260	23,503
SAP SE	7,875	888,279
Siemens AG, Registered	19,075	1,621,451
Stroeer SE & Co. KGaA	770	40,081
Symrise AG	630	58,758
TAG Immobilien AG	2,660	52,653
Talanx AG(c)	2,975	101,063
Vonovia SE	8,155	401,411

		9,253,481

Hong Kong —3.3%
AIA Group Ltd.	105,000	950,309
CK Infrastructure Holdings Ltd.	20,500	108,968
CLP Holdings Ltd.	39,000	359,765
Hang Seng Bank Ltd.	19,700	336,767
Henderson Land Development Co. Ltd.	42,852	163,371
Hong Kong & China Gas Co. Ltd.	105,094	173,283
Hysan Development Co. Ltd.	8,000	26,010
MTR Corp. Ltd.	23,000	118,844
New World Development Co. Ltd.	140,000	150,641
Samsonite International SA(b)	52,500	49,988
Swire Properties Ltd.	7,000	19,688
Techtronic Industries Co. Ltd.	19,500	126,547
Wheelock & Co. Ltd.	9,000	61,425

		2,645,606

India — 1.7%
Edelweiss Financial Services Ltd.	8,785	4,459
Hindustan Unilever Ltd.	4,445	135,052
Housing Development Finance Corp. Ltd.	9,450	203,999
Infosys Ltd.	52,150	442,217

Security	Shares	Value

India (continued)
ITC Ltd	48,160	$109,305
Larsen & Toubro Ltd.	4,620	49,375
Marico Ltd.	6,930	25,178
Page Industries Ltd	70	15,696
Reliance Industries Ltd., GDR(b)	4,025	123,970
Tata Consultancy Services Ltd.	8,435	203,607

		1,312,858

Indonesia — 0.4%
Bank Central Asia Tbk PT	74,900	126,862
Bank Rakyat Indonesia Persero Tbk PT	1,088,500	201,549

		328,411

Ireland — 0.4%
C&C Group PLC	11,690	28,526
Kerry Group PLC, Class A	595	68,682
Kingspan Group PLC	1,225	65,459
Smurfit Kappa Group PLC	4,515	127,419

		290,086

Israel — 0.1%
Azrieli Group Ltd.	805	46,605

Italy —2.4%
A2A SpA	39,084	48,588
ACEA SpA	2,905	46,155
Assicurazioni Generali SpA	34,370	468,012
DiaSorin SpA	70	9,271
Enel SpA	174,160	1,211,365
Moncler SpA	1,750	63,923
Recordati SpA	1,715	72,524

		1,919,838

Japan — 14.4%
Aeon Delight Co. Ltd.	100	3,061
Aica Kogyo Co. Ltd.	3,900	111,810
Alfresa Holdings Corp.	3,900	72,758
Amano Corp.	700	15,478
Asahi Group Holdings Ltd.	7,700	250,354
Astellas Pharma Inc.	21,000	325,052
Chiba Bank Ltd. (The)	17,000	74,485
Dai-ichi Life Holdings Inc.	28,000	336,010
Daikin Industries Ltd.	1,300	158,594
Daito Trust Construction Co. Ltd.	1,700	158,497
Daiwa House Industry Co. Ltd.	14,000	347,228
Denso Corp.	7,800	252,233
East Japan Railway Co.	3,900	295,368
Hakuhodo DY Holdings Inc.	4,800	48,465
HIS Co. Ltd.(a)	400	5,236
Hitachi Capital Corp.	4,500	84,910
Infomart Corp.	3,500	23,051
Itochu Techno-Solutions Corp.	700	20,004
J Front Retailing Co. Ltd.	10,500	87,342
Kanematsu Corp.	7,000	71,910
Kansai Paint Co. Ltd.	3,900	74,348
Kao Corp.	4,400	359,891
KDDI Corp.	28,000	827,382
Kitz Corp.	6,000	36,293
Kobayashi Pharmaceutical Co. Ltd.(a)	200	18,526
Koito Manufacturing Co. Ltd.	3,500	118,498
Kurita Water Industries Ltd.	3,500	80,987
Kyowa Exeo Corp.	3,900	86,920
Lintec Corp.	3,900	82,151

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) March 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Maeda Corp.	3,500	$25,839
Marui Group Co. Ltd.	3,900	65,569
Medipal Holdings Corp.	3,500	65,425
MINEBEA MITSUMI Inc.	3,900	58,308
Mitsubishi Chemical Holdings Corp.	42,000	250,082
Mitsubishi Estate Co. Ltd.	10,500	155,134
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,600	76,876
Mitsui Chemicals Inc.	3,500	66,495
Mitsui Fudosan Co. Ltd.	10,500	181,930
Mizuho Leasing Co. Ltd.	3,500	68,311
MonotaRO Co. Ltd	400	10,627
Murata Manufacturing Co. Ltd.	7,000	354,815
NEC Networks & System Integration Corp.	700	28,530
NGK Insulators Ltd.	3,500	45,940
NGK Spark Plug Co. Ltd.	3,900	54,984
Nippon Telegraph & Telephone Corp.	24,500	584,500
Nissan Chemical Corp.	3,500	127,738
Nisshin Seifun Group Inc.	3,900	65,099
Nitto Denko Corp.	3,900	174,309
Nomura Co. Ltd.	7,000	53,170
Nomura Real Estate Holdings Inc.	3,500	56,899
Nomura Research Institute Ltd.	3,900	82,657
NTT DOCOMO Inc.	21,000	656,913
Obic Co. Ltd.	300	39,350
Otsuka Corp.	400	17,118
PALTAC Corp.	200	9,986
Penta-Ocean Construction Co. Ltd.	10,500	55,343
Persol Holdings Co. Ltd.	3,500	35,209
Relo Group Inc.	300	6,300
Sanwa Holdings Corp.	8,500	66,454
SBI HoldingsInc.	7,000	102,320
SCSK Corp.	300	13,381
Sekisui Chemical Co. Ltd.	7,800	103,538
Sekisui House Ltd.	14,000	231,421
Seven& i Holdings Co. Ltd	11,700	387,561
Seven Bank Ltd.	28,000	72,363
Shimadzu Corp.	700	18,448
Shimizu Corp.	7,000	54,791
Shin-Etsu Chemical Co. Ltd.	3,500	347,876
Shionogi &Co. Ltd.	3,900	192,083
Sohgo Security Services Co. Ltd.	300	14,617
Sojitz Corp.	42,000	98,819
Stanley Electric Co. Ltd.	2,800	55,297
Starts Corp. Inc.	3,500	65,004
Sugi Holdings Co. Ltd.	400	21,379
Sumitomo Heavy Industries Ltd.	3,900	70,482
Sysmex Corp.	600	43,607
Taiyo Nippon Sanso Corp.	3,500	51,906
Takara Holdings Inc.	3,500	26,261
Terumo Corp.	3,900	134,389
Tokio Marine Holdings Inc.	13,100	600,667
Tokyo Century Corp.	300	9,407
Tokyu Fudosan Holdings Corp.	14,000	67,176
TOTO Ltd.	3,800	126,543
Toyota Tsusho Corp.	3,500	82,544
TS Tech Co. Ltd.	3,500	82,933
Unicharm Corp.	3,900	146,347
USS Co. Ltd.	4,600	63,319
West Japan Railway Co.	1,700	116,467
Yakult Honsha Co. Ltd.	600	35,515

Security	Shares	Value

Japan (continued)
Yokogawa Electric Corp.	3,500	$42,244

		11,445,457

Malaysia — 0.3%
Allianz Malaysia Bhd	3,500	10,111
Public Bank Bhd	63,000	231,875

		241,986

Mexico — 0.6%
Alfa SAB de CV, Class A	94,599	25,808
America Movil SAB de CV, Series L, NVS	303,900	182,009
Fomento Economico Mexicano SAB de CV	17,500	106,838
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,745	35,657
Grupo Financiero Inbursa SAB de CV, Class O	49,000	35,592
Wal-Mart de Mexico SAB de CV	45,500	108,129

		494,033

Netherlands — 3.5%
Aalberts NV	1,855	44,046
ASML Holding NV	2,800	744,879
Koninklijke Ahold Delhaize NV	26,950	629,417
Randstad NV	3,080	108,720
Unilever NV	25,620	1,259,538

		2,786,600

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	4,235	76,276
Ryman Healthcare Ltd.	6,230	38,042

		114,318

Norway — 0.4%
DNB ASA	29,855	331,928
Tomra Systems ASA	875	24,281

		356,209

Peru — 0.2%
Credicorp Ltd.	1,120	160,238

Philippines — 0.2%
International Container Terminal Services Inc.	19,250	28,273
SM Investments Corp.	5,775	92,881
SM Prime Holdings Inc	77,000	42,997

		164,151

Portugal — 0.2%
Galp Energia SGPS SA.	15,820	180,442

Russia — 0.3%
Novatek PJSC	14,805	173,869
Novatek PJSC, GDR(e)	280	32,284
Polymetal International PLC	3,430	58,671

		264,824

South Africa — 1.1%
AECILtd.	4,270	17,572
Barloworld Ltd.	6,720	24,363
Capitec Bank Holdings Ltd.	643	31,682
Clicks Group Ltd.	3,325	47,976
FirstRand Ltd.	98,700	222,545
Foschini Group Ltd. (The)	8,260	31,296
JSE Ltd.	4,779	27,093
Naspers Ltd., Class N	665	95,085
Netcare Ltd.	46,270	38,861
Pick n Pay Stores Ltd.	9,625	32,658
PSG Group Ltd.	3,325	24,042
Remgro Ltd.	8,260	56,826
RMB Holdings Ltd.	16,703	46,237

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sanlam Ltd.	40,810	$116,740
SPAR Group Ltd. (The)	5,451	55,471

		868,447

South Korea — 0.6%
Daishin Securities Co. Ltd.	4,181	29,399
Hana Financial Group Inc.	10,815	205,222
Industrial Bank of Korea	10,570	65,121
LG Household & Health Care Ltd.	63	57,962
Samsung Fire & Marine Insurance Co. Ltd.	770	97,408

		455,112

Sweden — 1.3%
AAK AB	2,135	34,888
AF POYRY AB	2,100	32,281
Assa Abloy AB, Class B	8,855	167,757
Bilia AB, Class A	2,695	16,674
Boliden AB	6,545	119,766
Castellum AB	3,325	56,380
Fabege AB	3,535	45,420
Hexagon AB, Class B	1,750	74,891
Hexpol AB	5,845	35,161
Holmen AB, Class B	1,610	44,330
ICA Gruppen AB	1,505	63,480
JM AB	1,715	29,885
Loomis AB, Class B	1,610	32,825
Nibe Industrier AB, Class B	2,835	41,376
Peab AB, Class B	6,790	49,104
Sweco AB, Class B	945	27,050
Swedish Match AB	1,610	92,300
Trelleborg AB, Class B	3,430	37,164

		1,000,732

Switzerland — 9.7%
ABB Ltd., Registered	40,670	714,788
Cie. Financiere Richemont SA, Registered	8,190	449,136
DKSH Holding AG	735	36,479
EMS-Chemie Holding AG, Registered	117	73,582
Geberit AG,Registered	455	200,331
Georg Fischer AG, Registered	105	72,601
Givaudan SA, Registered	70	216,681
Helvetia Holding AG, Registered	525	45,199
Nestle SA, Registered	25,305	2,600,984
Novartis AG, Registered	30,765	2,538,975
Partners Group Holding AG	280	193,776
Roche Holding AG, Bearer	385	123,432
Sika AG, Registered	840	138,864
Sonova Holding AG, Registered	385	69,396
Swiss Life Holding AG, Registered	665	226,398
Temenos AG,Registered	350	45,905

		7,746,527

Taiwan — 3.2%
E.Sun Financial Holding Co. Ltd.	140,228	112,446
Taiwan Semiconductor Manufacturing Co. Ltd.	256,000	2,319,462
Tripod Technology Corp.	35,000	109,948

		2,541,856

Thailand — 0.1%
Bumrungrad Hospital PCL, NVDR	10,500	36,474
Thanachart Capital PCL, NVDR	49,000	49,646

		86,120

Security	Shares	Value

Turkey —0.1%
BIM Birlesik Magazalar AS	5,915	$45,012
KOC Holding AS .	14,805	30,170

		75,182

United Arab Emirates — 0.1%
DP World PLC	2,695	40,452

United Kingdom — 9.1%
Ashtead Group PLC	4,445	97,307
Associated British Foods PLC	4,030	90,646
Babcock International Group PLC	18,375	87,309
BAE Systems PLC	67,585	437,279
Barratt Developments PLC	21,490	117,511
Beazley PLC	8,715	42,209
Bellway PLC	2,345	62,690
Bodycote PLC	3,325	23,273
Brewin Dolphin HoldingsPLC	19,005	51,608
Britvic PLC	6,755	58,757
Bunzl PLC	4,350	87,892
BurberryGroup PLC	5,530	90,820
Burford Capital Ltd.	3,850	20,050
Carnival PLC	8,715	106,052
Close Brothers Group PLC	3,885	54,531
Compass Group PLC	22,610	354,366
Croda International PLC	1,365	72,305
Daily Mail &General Trust PLC, Class A, NVS .	4,235	35,813
Dart Group PLC	980	6,695
DCC PLC	1,225	77,466
Dechra Pharmaceuticals PLC	1,120	32,663
Diageo PLC	30,310	972,081
Diploma PLC	1,400	28,018
Domino’s Pizza Group PLC	8,960	31,552
DS Smith PLC	35,315	120,594
Dunelm Group PLC	1,505	13,184
Experian PLC	7,595	211,986
Ferguson PLC	3,080	193,091
Greencore Group PLC	10,325	21,118
Greggs PLC	1,295	25,917
Halma PLC	2,489	59,287
Hays PLC	27,475	39,246
Hill & Smith Holdings PLC	1,505	17,849
HomeServe PLC	3,990	52,344
Howden Joinery Group PLC	8,960	56,883
IMI PLC	5,110	47,356
Informa PLC	21,070	115,633
InterContinental Hotels Group PLC	1,925	83,912
Intertek Group PLC	1,736	101,730
Investec PLC	21,968	41,376
ITV PLC	152,390	124,749
Johnson Matthey PLC	3,255	72,568
Meggitt PLC .	10,955	39,433
Mondi PLC	12,075	206,769
Moneysupermarket.com Group PLC	14,462	54,496
National Express Group PLC	20,580	52,516
NMC Health PLC(f)	525	0	(d)
Pagegroup PLC	6,370	28,766
Paragon Banking Group PLC	9,345	38,516
Pennon Group PLC	9,275	124,838
Prudential PLC.	59,395	762,613
QinetiQ Group PLC	11,865	47,373
Rank Group PLC	5,495	8,844

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) March 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Redrow PLC	7,385	$32,920
RELX PLC	27,265	585,541
Rentokil Initial PLC	12,775	61,429
Rightmove PLC	9,730	58,803
Rotork PLC	14,105	37,620
RWS Holdings PLC	3,220	18,306
Sage Group PLC (The)	15,295	112,235
Senior PLC	22,120	19,268
Smith & Nephew PLC	8,680	154,392
Smiths Group PLC	6,650	101,092
Spectris PLC	1,897	57,817
Synthomer PLC	11,655	35,117
Travis Perkins PLC	4,060	44,432
Victrex PLC	1,960	47,877
Vistry Group PLC	4,577	32,689
WH Smith PLC	2,380	33,672

		7,235,090

Total Common Stocks — 99.1% (Cost: $93,398,708)		78,966,229

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(g)(h)(i)	88,798	88,780

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(g)(h)	70,000	$70,000

		158,780

Total Short-Term Investments — 0.2% (Cost: $158,720)		158,780

Total Investments in Securities — 99.3% (Cost: $93,557,428)		79,125,009

Other Assets, Less Liabilities — 0.7%		518,664

Net Assets — 100.0%		$79,643,673

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Rounds to less than $1.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	233,918	(145,120)	88,798	$88,780	$2,074	(b)	$(66)	$4
BlackRock Cash Funds: Treasury, SL Agency Shares	—	70,000	70,000	70,000	1,763		—	—

				$158,780	$3,837		$(66)	$4

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	15	06/19/20	$632	$12,640

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® International Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,640

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(95,327)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$6,026

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$494,230

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$78,966,229	$—	$0	(a)	$78,966,229
Money Market Funds	158,780	—	—		158,780

	$79,125,009	$—	$0	(a)	$79,125,009

Derivative financial instruments(b)
Assets
Futures Contracts	$12,640	$—	$—		$12,640

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Schedule of Investments March 31, 2020	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 31.7%
Ambev SA, ADR	13,998,623	$32,196,833
B3 SA—Brasil, Bolsa, Balcao	6,804,550	47,098,937
Banco do Brasil SA	3,882,400	20,876,901
BRF SA, ADR(a)(b)	2,390,941	6,933,729
CCR SA	3,804,300	8,603,794
Cogna Educacao	5,834,200	4,499,441
Embraer SA, ADR(a)	575,285	4,257,109
Pagseguro Digital Ltd., Class A(a)(b)	592,425	11,451,575
Petroleo Brasileiro SA, ADR	4,426,910	24,348,005
Ultrapar Participacoes SA	2,505,400	6,052,648
Vale SA, ADR	10,477,673	86,859,909

		253,178,881

Chile — 9.5%
Banco de Chile	146,814,293	11,902,651
Banco Santander Chile, ADR	513,844	7,774,460
Cencosud SA	4,443,094	4,640,091
Empresas CMPC SA	3,717,022	7,976,386
Empresas COPEC SA	1,204,615	6,925,490
Enel Americas SA, ADR	2,414,829	14,633,864
Enel Chile SA	89,130,576	6,065,296
LATAM Airlines Group SA, ADR(b)	757,716	2,007,947
SACI Falabella	2,404,145	5,319,854
Sociedad Quimica y Minera de Chile SA, ADR	366,460	8,263,673

		75,509,712

Colombia — 2.1%
Bancolombia SA, ADR	373,523	9,323,134
Ecopetrol SA, ADR	814,480	7,745,705

		17,068,839

Mexico — 24.5%
Alfa SAB de CV, Class A	9,422,200	2,570,503
America Movil SAB de CV, Series L, NVS	77,111,000	46,182,617
Cemex SAB de CV, CPO, NVS(b)	49,986,015	10,504,643
Fibra Uno Administracion SA de CV	9,882,800	7,831,506
Fomento Economico Mexicano SAB de CV	5,729,200	34,977,078
Grupo Financiero Banorte SAB de CV, Class O	8,099,800	22,442,619
Grupo Mexico SAB de CV, Series B	10,549,800	19,670,205
Grupo Televisa SAB, CPO	8,371,100	9,741,617
Infraestructura Energetica Nova SAB de CV	1,721,500	5,332,711
Wal-Mart de Mexico SAB de CV	15,400,900	36,599,643

		195,853,142

Peru — 5.0%
Credicorp Ltd.	221,449	31,682,709

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	280,713	$7,904,878

		39,587,587

Total Common Stocks — 72.8% (Cost: $1,119,847,318)		581,198,161

Preferred Stocks

Brazil — 25.5%
Banco Bradesco SA, Preference Shares, ADR(b)	13,323,647	54,094,007
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	3,212,023	5,460,439
Gerdau SA, Preference Shares, ADR(b)	3,486,889	6,659,958
Itau Unibanco Holding SA, Preference Shares, ADR(b)	16,013,313	71,899,775
Itausa-Investimentos Itau SA, Preference Shares, NVS	14,778,223	24,988,435
Petroleo Brasileiro SA, Preference Shares, ADR(b)	7,404,889	39,912,352

		203,014,966

Total Preferred Stocks — 25.5% (Cost: $479,803,841)		203,014,966

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	64,750,102	64,737,152
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	450,000	450,000

		65,187,152

Total Short-Term Investments — 8.2% (Cost: $65,180,224)		65,187,152

Total Investments in Securities — 106.5% (Cost: $1,664,831,383)		849,400,279

Other Assets, Less Liabilities — (6.5)%		(51,523,324)

Net Assets — 100.0%		$797,876,955

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	106,085,774	(41,335,672)	64,750,102	$64,737,152	$1,485,804	(b)	$(2,682)	$(9,705)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,645,351	(1,195,351)	450,000	450,000	37,729		—	—

				$65,187,152	$1,523,533		$(2,682)	$(9,705)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	357	06/19/20	$5,382	$(129,658)
MSCI Emerging Markets E-Mini	197	06/19/20	8,303	115,481

				$(14,177)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$115,481

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$129,658

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,057,521)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(14,177)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,881,435

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (continued) March 31, 2020	iShares® Latin America 40 ETF

Fair Value Measurements  (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$581,198,161	$—	$—	$581,198,161
Preferred Stocks	203,014,966	—	—	203,014,966
Money Market Funds	65,187,152	—	—	65,187,152

	$849,400,279	$—	$—	$849,400,279

Derivative financial instruments(a)
Assets
Futures Contracts	$115,481	$—	$—	$115,481
Liabilities
Futures Contracts	(129,658)	—	—	(129,658)

	$(14,177)	$—	$—	$(14,177)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

March 31, 2020

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,050,897,265	$12,786,899	$1,238,056,599	$77,623,953
Affiliated(c)	22,868,255	246,659	9,652,492	1,054,033
Cash	6,056	7,666	6,601	30,820
Foreign currency, at value(d)	614,232	347	4,827,283	293,912
Cash pledged:
Futures contracts	—	—	—	104,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	2,539,671	23,260
Receivables:
Investments sold	2,073,190	—	111,543	—
Securities lending income — Affiliated	25,759	337	11,178	1,932
Variation margin on futures contracts	—	—	207,579	—
Capital shares sold	13,526,580	—	—	—
Dividends	4,408,692	64,495	2,175,615	420,879
Tax reclaims	—	—	4,064,753	37,660
Foreign withholding tax claims	—	—	273,491	—

Total assets	1,094,420,029	13,106,403	1,261,926,805	79,590,449

LIABILITIES
Collateral on securities loaned, at value	22,018,873	226,694	9,035,101	1,033,501
Deferred foreign capital gain tax	—	—	—	3,050
Payables:
Investments purchased	12,655,230	—	—	167,892
Variation margin on futures contracts	—	—	—	20,528
Capital shares redeemed	—	—	111,543	—
Investment advisory fees	457,023	9,680	663,189	36,141
Professional fees	—	—	10,251	—
Foreign taxes	249	—	—	596

Total liabilities	35,131,375	236,374	9,820,084	1,261,708

NET ASSETS	$1,059,288,654	$12,870,029	$1,252,106,721	$78,328,741

NET ASSETS CONSIST OF:
Paid-in capital	$1,134,319,790	$47,382,826	$2,057,741,652	$143,089,120
Accumulated loss	(75,031,136)	(34,512,797)	(805,634,931)	(64,760,379)

NET ASSETS	$1,059,288,654	$12,870,029	$1,252,106,721	$78,328,741

Shares outstanding	18,900,000	650,000	35,350,000	2,800,000

Net asset value	$56.05	$19.80	$35.42	$27.97

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$20,964,542	$214,556	$8,724,820	$923,698
(b) Investments, at cost — Unaffiliated	$1,051,998,904	$17,039,791	$1,768,021,275	$112,917,353
(c) Investments, at cost — Affiliated	$22,880,953	$246,581	$9,652,591	$1,054,224
(d) Foreign currency, at cost	$613,627	$727	$4,826,433	$295,101
(e) Foreign currency collateral pledged, at cost	$—	$—	$2,521,147	$23,246

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$78,966,229	$784,213,127
Affiliated(c)	158,780	65,187,152
Cash.	7,848	738,761
Foreign currency, at value(d)	103,445	543,497
Cash pledged:
Futures contracts	92,000	528,000
Foreign currency collateral pledged:
Futures contracts(e)	—	257,681
Receivables:
Investments sold	—	12,514,450
Securities lending income — Affiliated	188	42,190
Variation margin on futures contracts	5,640	108,580
Dividends	323,704	4,568,998
Tax reclaims	89,869	—

Total assets	79,747,703	868,702,436

LIABILITIES
Collateral on securities loaned, at value	88,735	64,699,564
Payables:
Capital shares redeemed	—	5,710,729
Investment advisory fees	15,295	415,188

Total liabilities	104,030	70,825,481

NET ASSETS	$79,643,673	$797,876,955

NET ASSETS CONSIST OF:
Paid-in capital	$99,555,221	$2,220,925,668
Accumulated loss	(19,911,548)	(1,423,048,713)

NET ASSETS	$79,643,673	$797,876,955

Shares outstanding	1,750,000	43,500,000

Net asset value	$45.51	$18.34

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$84,516	$60,760,927
(b) Investments, at cost — Unaffiliated	$93,398,708	$1,599,651,159
(c) Investments, at cost — Affiliated	$158,720	$65,180,224
(d) Foreign currency, at cost	$103,820	$548,038
(e) Foreign currency collateral pledged, at cost	$—	$294,678

See notes to financial statements.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended March 31, 2020

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$34,743,336	$815,386	$65,245,477	$4,535,781
Dividends —Affiliated	20,982	1,097	17,209	1,644
Securities lending income — Affiliated — net	238,767	4,091	148,404	41,679
Other income — Unaffiliated	—	—	15,971	—
Foreign taxes withheld	(3,879,176)	(30,035)	(6,671,494)	(407,942)
Foreign withholding tax claims	—	—	21,619	—

Total investment income	31,123,909	790,539	58,777,186	4,171,162

EXPENSES
Investment advisory fees	5,512,376	176,784	10,144,672	573,387
Professional fees	—	—	9,944	—

Total expenses	5,512,376	176,784	10,154,616	573,387

Net investment income	25,611,533	613,755	48,622,570	3,597,775

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(18,427,410)	(663,402)	(40,027,215)	(2,513,021)
Investments —Affiliated	(39,512)	(113)	(1,687)	(22)
In-kind redemptions — Unaffiliated	8,210,141	652,031	(23,124,082)	(780,255)
Futures contracts	—	—	(2,214,475)	(108,887)
Foreign currency transactions	(175,990)	(4,509)	(287,500)	(22,591)

Net realized loss	(10,432,771)	(15,993)	(65,654,959)	(3,424,776)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(94,108,189)	(6,517,521)	(230,747,220)	(24,330,337)
Investments — Affiliated	(14,239)	78	(748)	(792)
Futures contracts	—	—	765,216	(1,924)
Foreign currency translations	(70,777)	466	158,811	4,440

Net change in unrealized appreciation (depreciation)	(94,193,205)	(6,516,977)	(229,823,941)	(24,328,613)

Net realized and unrealized loss	(104,625,976)	(6,532,970)	(295,478,900)	(27,753,389)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(79,014,443)	$(5,919,215)	$(246,856,330)	$(24,155,614)

(a) Net of foreign capital gain tax of	$—	$—	$—	$19,836
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$1,117

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,722,051	$57,115,695
Dividends — Affiliated	1,763	37,729
Interest — Unaffiliated	190	—
Securities lending income — Affiliated — net	2,074	1,485,804
Other income — Unaffiliated	—	14,695
Foreign taxes withheld	(317,797)	(4,782,447)
Other foreign taxes	(869)	—

Total investment income	2,407,412	53,871,476

EXPENSES
Investment advisory fees	175,007	7,302,827
Commitment fees	72	—
Interest expense	16	—

Total expenses	175,095	7,302,827

Net investment income	2,232,317	46,568,649

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(2,041,076)	(107,680,682)
Investments —Affiliated	(66)	(2,682)
In-kind redemptions — Unaffiliated	3,840,854	(7,755,981)
Futures contracts	(95,327)	(2,057,521)
Foreign currency transactions	(15,986)	(826,794)

Net realized gain (loss)	1,688,399	(118,323,660)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(18,409,570)	(591,824,630)
Investments —Affiliated	4	(9,705)
Futures contracts	6,026	(14,177)
Foreign currency translations	1,446	(66,623)

Net change in unrealized appreciation (depreciation)	(18,402,094)	(591,915,135)

Net realized and unrealized loss	(16,713,695)	(710,238,795)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,481,378)	$(663,670,146)

(a) Net of foreign capital gain tax of	$2,025	$—
(b) Net of deferred foreign capital gain tax of	$(6,220)	$—

See notes to financial statements.

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,611,533	$24,489,640	$613,755	$854,037
Net realized loss	(10,432,771)	(2,555,012)	(15,993)	(303,512)
Net change in unrealized appreciation (depreciation)	(94,193,205)	(93,467,626)	(6,516,977)	(4,339,439)

Net decrease in net assets resulting from operations	(79,014,443)	(71,532,998)	(5,919,215)	(3,788,914)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,095,925)	(22,518,610)	(562,581)	(855,986)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	74,654,222	236,296,771	(6,421,039)	(11,268,037)

NET ASSETS
Total increase (decrease) in net assets	(30,456,146)	142,245,163	(12,902,835)	(15,912,937)
Beginning of year	1,089,744,800	947,499,637	25,772,864	41,685,801

End of year	$1,059,288,654	$1,089,744,800	$12,870,029	$25,772,864

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets  (continued)

	iShares Europe ETF		iShares International Developed Property ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,622,570	$74,811,611	$3,597,775	$4,881,458
Net realized loss	(65,654,959)	(5,360,050)	(3,424,776)	(2,284,679)
Net change in unrealized appreciation (depreciation)	(229,823,941)	(175,988,645)	(24,328,613)	907,191

Net increase (decrease) in net assets resulting from operations	(246,856,330)	(106,537,084)	(24,155,614)	3,503,970

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(56,851,075)	(74,318,180)	(7,959,194)	(5,955,940)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(447,045,459)	(581,834,739)	(21,427,554)	(21,456,980)

NET ASSETS
Total decrease in net assets	(750,752,864)	(762,690,003)	(53,542,362)	(23,908,950)
Beginning of year	2,002,859,585	2,765,549,588	131,871,103	155,780,053

End of year	$1,252,106,721	$2,002,859,585	$78,328,741	$131,871,103

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,232,317	$1,754,009	$46,568,649	$35,556,767
Net realized gain (loss)	1,688,399	(2,828,175)	(118,323,660)	(72,916,881)
Net change in unrealized appreciation (depreciation)	(18,402,094)	1,108,158	(591,915,135)	(170,198,789)

Net increase (decrease) in net assets resulting from operations	(14,481,378)	33,992	(663,670,146)	(207,558,903)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,238,984)	(1,748,797)	(49,137,855)	(37,464,757)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	21,035,280	20,646,683	(18,479,273)	3,589,036

NET ASSETS
Total increase (decrease) in net assets	4,314,918	18,931,878	(731,287,274)	(241,434,624)
Beginning of year	75,328,755	56,396,877	1,529,164,229	1,770,598,853

End of year	$79,643,673	$75,328,755	$797,876,955	$1,529,164,229

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$61.05	$67.20	$52.54	$43.58	$49.72

Net investment income(a)	1.42	1.48	1.06	1.04	1.06
Net realized and unrealized gain (loss)(b)	(4.94)	(6.25)	14.56	8.98	(5.98)

Net increase (decrease) from investment operations	(3.52)	(4.77)	15.62	10.02	(4.92)

Distributions(c)
From net investment income	(1.48)	(1.38)	(0.96)	(1.06)	(1.22)

Total distributions	(1.48)	(1.38)	(0.96)	(1.06)	(1.22)

Net asset value, end of year	$56.05	$61.05	$67.20	$52.54	$43.58

Total Return
Based on net asset value	(6.00)%	(6.94)%	29.86%	23.38%	(9.93)%

Ratios to Average Net Assets
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	2.32%	2.43%	1.67%	2.20%	2.32%

Supplemental Data
Net assets, end of year (000)	$1,059,289	$1,089,745	$947,500	$346,766	$305,056

Portfolio turnover rate(d)	6%	10%	16%	12%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$28.64	$32.07	$31.49	$29.66	$32.87

Net investment income(a)	0.75	0.75	0.66	0.90	0.67
Net realized and unrealized gain (loss)(b)	(8.94)	(3.45)	0.77	1.82	(3.32)

Net increase (decrease) from investment operations	(8.19)	(2.70)	1.43	2.72	(2.65)

Distributions(c)
From net investment income	(0.65)	(0.73)	(0.85)	(0.89)	(0.56)

Total distributions	(0.65)	(0.73)	(0.85)	(0.89)	(0.56)

Net asset value, end of year	$19.80	$28.64	$32.07	$31.49	$29.66

Total Return
Based on net asset value	(29.33)%	(8.35)%	4.55%	9.46%	(8.11)%

Ratios to Average Net Assets
Total expenses	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	2.60%	2.56%	2.02%	3.03%	2.19%

Supplemental Data
Net assets, end of year (000)	$12,870	$25,773	$41,686	$47,235	$47,460

Portfolio turnover rate(d)	18%	25%	21%	24%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Europe ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16

Net asset value, beginning of year	$43.40	$46.48	$41.82	$39.32		$44.28

Net investment income(a)	1.24	1.42	1.10	1.24	(b)	1.09
Net realized and unrealized gain (loss)(c)	(7.78)	(3.16)	4.69	2.46		(4.92)

Net increase (decrease) from investment operations	(6.54)	(1.74)	5.79	3.70		(3.83)

Distributions(d)
From net investment income	(1.44)	(1.34)	(1.13)	(1.20)		(1.13)

Total distributions	(1.44)	(1.34)	(1.13)	(1.20)		(1.13)

Net asset value, end of year	$35.42	$43.40	$46.48	$41.82		$39.32

Total Return
Based on net asset value	(15.61)%	(3.73)%	13.96%	9.65	%(b)	(8.94)%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.60%		0.60%

Total expenses excluding professional fees for foreign withholding tax claims	0.59%	0.59%	N/A	0.60%		N/A

Net investment income	2.84%	3.23%	2.39%	3.17	%(b)	2.61%

Supplemental Data
Net assets, end of year (000)	$1,252,107	$2,002,860	$2,765,550	$2,471,335		$2,709,154

Portfolio turnover rate(e)	5%	7%	3%	5%		3%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.05%.
•	Ratio of net investment income to average net assets by 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$38.79	$38.95	$35.50	$36.74	$38.14

Net investment income(a)	1.14	1.19	1.17	1.09	0.95
Net realized and unrealized gain (loss)(b)	(9.31)	0.23	3.96	(0.43)	(1.17)

Net increase (decrease)from investment operations	(8.17)	1.42	5.13	0.66	(0.22)

Distributions(c)
From net investment income	(2.65)	(1.58)	(1.68)	(1.87)	(1.18)
Return of capital	—	—	—	(0.03)	—

Total distributions	(2.65)	(1.58)	(1.68)	(1.90)	(1.18)

Net asset value, end of year	$27.97	$38.79	$38.95	$35.50	$36.74

Total Return
Based on net asset value	(22.52)%	3.91%	14.58%	1.97%	(0.47)%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.01%	3.16%	3.04%	3.00%	2.60%

Supplemental Data
Net assets, end of year (000)	$78,329	$131,871	$155,780	$131,339	$146,966

Portfolio turnover rate(d)	8%	9%	11%	8%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Period From 05/17/16(a) to 03/31/17

Net asset value, beginning of period	$53.81	$56.40	$51.23	$48.33

Net investment income(b)	1.56	1.51	1.27	1.09
Net realized and unrealized gain (loss)(c)	(8.24)	(2.58)	5.31	2.70

Net increase (decrease)from investment operations	(6.68)	(1.07)	6.58	3.79

Distributions(d)
From net investment income	(1.62)	(1.52)	(1.41)	(0.89)

Total distributions	(1.62)	(1.52)	(1.41)	(0.89)

Net asset value, end of period	$45.51	$53.81	$56.40	$51.23

Total Return
Based on net asset value	(12.75)%	(1.88)%	12.93%	7.92	%(e)

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.22%	0.22	%(f)

Net investment income	2.81%	2.80%	2.26%	2.56	%(f)

Supplemental Data
Net assets, end of period (000)	$79,644	$75,329	$56,397	$20,490

Portfolio turnover rate(g)	35%	34%	42%	42	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$33.24	$37.28	$31.58	$25.23	$29.37

Net investment income(a)	0.98	0.88	0.83	0.53	0.58
Net realized and unrealized gain (loss)(b)	(14.83)	(3.96)	5.49	6.26	(4.03)

Net increase (decrease)from investment operations	(13.85)	(3.08)	6.32	6.79	(3.45)

Distributions(c)
From net investment income	(1.05)	(0.96)	(0.62)	(0.44)	(0.69)

Total distributions	(1.05)	(0.96)	(0.62)	(0.44)	(0.69)

Net asset value, end of year	$18.34	$33.24	$37.28	$31.58	$25.23

Total Return
Based on net asset value	(43.05)%	(7.93)%	20.38%	27.27%	(11.70)%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.49%	0.49%

Net investment income	3.08%	2.68%	2.43%	1.87%	2.27%

Supplemental Data
Net assets, end of year (000)	$797,877	$1,529,164	$1,770,599	$1,081,491	$674,938

Portfolio turnover rate(d)	22%	20%	16%	13%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth	Diversified
Latin America 40	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Asia 50
Goldman Sachs & Co.	$7,524,541	$7,524,541	$—	$—
Macquarie Bank Limited	5,795,783	5,795,783	—	—
Morgan Stanley & Co. LLC	7,644,218	7,644,218	—	—

	$20,964,542	$20,964,542	$—	$—

Emerging Markets Infrastructure
Barclays Bank PLC	$135,145	$135,145	$—	$—
Credit Suisse AG	40,906	40,906	—	—
Deutsche Bank Securities Inc.	1,510	1,510	—	—
Nomura Securities International Inc.	6,795	6,795	—	—
Wells Fargo Securities LLC	30,200	30,200	—	—

	$214,556	$214,556	$—	$—

Europe
Credit Suisse AG	$1,293,689	$1,293,689	$—	$—
Goldman Sachs & Co.	1,557,592	1,557,592	—	—
Morgan Stanley & Co. LLC	5,180,609	5,180,609	—	—
State Street Bank & Trust Company	1,964	1,964	—	—
UBS Securities LLC	690,966	690,966	—	—

	$8,724,820	$8,724,820	$—	$—

International Developed Property
BofA Securities, Inc.	$2,949	$2,949	$—	$—
Credit Suisse AG	2,855	2,855	—	—
Credit Suisse Securities (USA) LLC	27,529	27,529	—	—
Goldman Sachs & Co.	207,428	207,428	—	—
Macquarie Bank Limited	43,582	43,582	—	—
Morgan Stanley & Co. LLC	563,175	563,175	—	—
Scotia Capital (USA) Inc.	36,107	36,107	—	—
SG Americas Securities LLC	40,073	40,073	—	—

	$923,698	$923,698	$—	$—

International Dividend Growth
Citigroup Global Markets Inc.	$5,236	$5,236	$—	$—
Jefferies LLC	53,383	53,383	—	—
Macquarie Bank Limited	7,371	7,371	—	—
Morgan Stanley & Co. LLC	18,526	18,526	—	—

	$84,516	$84,516	$—	$—

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Latin America 40
Barclays Bank PLC	$299,932	$299,932	$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,482,572	1,482,572	—	—
BofA Securities, Inc.	455,455	455,455	—	—
Citigroup Global Markets Inc.	4,490,157	4,490,157	—	—
Credit Suisse AG	162,089	162,089	—	—
Credit Suisse Securities (USA) LLC	151,998	149,547	—	(2,451	)(b)
Deutsche Bank Securities Inc.	47,096	47,096	—	—
Goldman Sachs & Co.	3,198,343	3,198,343	—	—
Jefferies LLC	32,861	32,861	—	—
JPMorgan Securities LLC	23,493,363	23,493,363	—	—
Morgan Stanley & Co. LLC	24,627,178	24,627,178	—	—
RBC Capital Markets LLC	42,400	42,400	—	—
Scotia Capital (USA) Inc.	355,672	355,672	—	—
SG Americas Securities LLC	17,787	17,787	—	—
UBS AG	728,140	716,398	—	(11,742	)(b)
UBS Securities LLC	1,108,229	1,108,229	—	—
Wells Fargo Securities LLC	67,655	67,655	—	—

	$60,760,927	$60,746,734	$—	$(14,193)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.60
International Developed Property	0.48
International Dividend Growth	0.22

Prior to March 27, 2020, for its investment advisory services to the iShares Emerging Markets Infrastructure ETF, BFA was entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion	0.5145
Over $30 billion	0.4888

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Asia 50	$57,928
Emerging Markets Infrastructure	1,381
Europe	34,620
International Developed Property	9,722
International Dividend Growth	504
Latin America 40	342,163

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Asia 50	$18,198,246	$4,237,439	$(1,607,101)
Emerging Markets Infrastructure	393,365	—	—
Europe	3,980,792	6,615,706	(3,544,494)
International Developed Property	346,756	194,908	(39,911)
International Dividend Growth	2,707,964	3,389,651	(335,016)
Latin America 40	46,627	308,467	(216,051)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Asia 50	$156,993,930	$70,211,520
Emerging Markets Infrastructure	4,067,001	5,508,680
Europe	76,013,342	91,514,622
International Developed Property	9,473,668	14,192,631
International Dividend Growth	31,712,999	27,789,834
Latin America 40	326,643,115	330,898,269

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$12,970,847	$28,881,333
Emerging Markets Infrastructure	—	5,020,467
Europe	27,407,068	463,348,506
International Developed Property	18,854,858	39,595,341
International Dividend Growth	38,563,496	21,604,036
Latin America 40	837,366,723	853,604,327

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Asia 50	$7,536,704	$(7,536,704)
Emerging Markets Infrastructure	468,089	(468,089)
Europe	(32,388,864)	32,388,864
International Developed Property	(2,406,580)	2,406,580
International Dividend Growth	3,834,146	(3,834,146)
Latin America 40	(24,625,840)	24,625,840

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Asia 50
Ordinary income	$26,095,925	$22,518,610

Emerging Markets Infrastructure
Ordinary income	$562,581	$855,986

Europe
Ordinary income	$56,851,075	$74,318,180

International Developed Property
Ordinary income	$7,959,194	$5,955,940

International Dividend Growth
Ordinary income	$2,238,984	$1,748,797

Latin America 40
Ordinary income	$49,137,855	$37,464,757

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Losses(c)	Total
Asia 50	$244,219	$(47,459,131)	$(27,816,224)	$—	$(75,031,136)
Emerging Markets Infrastructure	42,516	(29,427,622)	(5,127,691)	—	(34,512,797)
Europe	6,741,824	(247,834,032)	(564,542,723)	—	(805,634,931)
International Developed Property	—	(23,371,231)	(37,910,126)	(3,479,022)	(64,760,379)
International Dividend Growth	—	(4,578,095)	(15,328,746)	(4,707)	(19,911,548)
Latin America 40	7,196,201	(506,864,858)	(923,380,056)	—	(1,423,048,713)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and foreign withholding tax reclaims.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any)for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$1,101,478,080	$115,307,350	$(143,019,910)	$(27,712,560)
Emerging Markets Infrastructure	18,161,032	1,905,822	(7,033,296)	(5,127,474)
Europe	1,812,521,762	125,056,417	(689,869,088)	(564,812,671)
International Developed Property	116,598,974	912,184	(38,820,306)	(37,908,122)
International Dividend Growth	94,452,760	2,875,516	(18,203,267)	(15,327,751)
Latin America 40	1,772,555,097	8,465,125	(931,749,617)	(923,284,492)

9.	LINE OF CREDIT

The iShares International Dividend Growth ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of(a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the year ended March 31, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
International Dividend Growth	$35,000	$574	2.79%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (continued)

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of,the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Asia 50
Shares sold	1,950,000	$126,964,717	5,150,000	$328,703,092
Shares redeemed	(900,000)	(52,310,495)	(1,400,000)	(92,406,321)

Net increase	1,050,000	$74,654,222	3,750,000	$236,296,771

Emerging Markets Infrastructure
Shares sold	—	$—	150,000	$4,480,436
Shares redeemed	(250,000)	(6,421,039)	(550,000)	(15,748,473)

Net decrease	(250,000)	$(6,421,039)	(400,000)	$(11,268,037)

Europe
Shares sold	600,000	$28,120,692	1,000,000	$42,296,240
Shares redeemed	(11,400,000)	(475,166,151)	(14,350,000)	(624,130,979)

Net decrease	(10,800,000)	$(447,045,459)	(13,350,000)	$(581,834,739)

International Developed Property
Shares sold	500,000	$19,501,365	2,700,000	$101,706,341
Shares redeemed	(1,100,000)	(40,928,919)	(3,300,000)	(123,163,321)

Net decrease	(600,000)	$(21,427,554)	(600,000)	$(21,456,980)

International Dividend Growth
Shares sold	750,000	$44,015,939	400,000	$20,646,683
Shares redeemed	(400,000)	(22,980,659)	—	—

Net increase	350,000	$21,035,280	400,000	$20,646,683

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Latin America 40
Shares sold	32,000,000	$1,054,075,612	27,000,000	$926,098,504
Shares redeemed	(34,500,000)	(1,072,554,885)	(28,500,000)	(922,509,468)

Net increase(decrease)	(2,500,000)	$(18,479,273)	(1,500,000)	$3,589,036

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF)filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF,

iShares Europe ETF, iShares International Developed Property ETF,

iShares International Dividend Growth ETF and iShares Latin America 40 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Latin America 40	1.00%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Asia 50	$16,178,892
Emerging Markets Infrastructure	405,569
Europe	65,510,126
International Developed Property	2,354,705
International Dividend Growth	2,404,773
Latin America 40	44,154,298

For the fiscal year ended March 31, 2020, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$34,743,336	$3,693,852
Emerging Markets Infrastructure	830,842	41,223
Europe	66,116,389	5,684,592
International Developed Property	4,526,761	443,507
International Dividend Growth	2,722,019	309,664
Latin America 40	56,578,788	4,284,978

IMPORTANT TAX INFORMATION	65

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions For the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50(a)	$1.282101	$—	$0.196502	$1.478603	87%	—%	13%	100%
Europe(a)	1.408438	—	0.026671	1.435109	98	—	2	100
International Developed Property(a)	1.553826	—	1.101051	2.654877	59	—	41	100
International Dividend Growth	1.622592	—	—	1.622592	100	—	—	100
Latin America 40(a)	0.879393	—	0.170579	1.049972	84	—	16	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL INFORMATION	67

Supplemental Information  (unaudited) (continued)

iShares Asia 50 ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5% and Less than 5.0%	1	0.08%
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	24	1.82
Greater than 1.0% and Less than 1.5%	66	5.00
Greater than 0.5% and Less than 1.0%	207	15.68
Greater than 0.0% and Less than 0.5%	390	29.55
At NAV	11	0.83
Less than 0.0% and Greater than –0.5%	328	24.84
Less than –0.5% and Greater than –1.0%	158	11.97
Less than –1.0% and Greater than –1.5%	68	5.15
Less than –1.5% and Greater than –2.0%	24	1.82
Less than –2.0% and Greater than –2.5%	16	1.21
Less than –2.5% and Greater than –3.0%	10	0.76
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	3	0.23
Less than –4.0% and Greater than –4.5%	1	0.08
Less than –6.0%	2	0.15

	1,320	100.00%

iShares Emerging Markets Infrastructure ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	50	3.78
Greater than 0.0% and Less than 0.5%	366	27.72
At NAV	28	2.12
Less than 0.0% and Greater than –0.5%	630	47.73
Less than –0.5% and Greater than –1.0%	191	14.46
Less than –1.0% and Greater than –1.5%	27	2.05
Less than –1.5% and Greater than –2.0%	10	0.76
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –4.0% and Greater than –4.5%	1	0.08

	1,320	100.00%

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited) (continued)

iShares Europe ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0% and Less than 5.5%	1	0.08%
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	4	0.30
Greater than 1.0% and Less than 1.5%	22	1.67
Greater than 0.5% and Less than 1.0%	87	6.58
Greater than 0.0% and Less than 0.5%	581	44.01
At NAV	15	1.14
Less than 0.0% and Greater than –0.5%	507	38.41
Less than –0.5% and Greater than –1.0%	73	5.53
Less than –1.0% and Greater than –1.5%	16	1.21
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	2	0.15

	1,320	100.00%

iShares International Developed Property ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	70	5.30
Greater than 0.0% and Less than 0.5%	390	29.55
At NAV	18	1.36
Less than 0.0% and Greater than –0.5%	637	48.25
Less than –0.5% and Greater than –1.0%	141	10.68
Less than –1.0% and Greater than –1.5%	31	2.35
Less than –1.5% and Greater than –2.0%	14	1.06
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	69

Supplemental Information (unaudited) (continued)

iShares International Dividend Growth ETF

Period Covered: May 19, 2016 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.10%
Greater than 3.0% and Less than 3.5%	1	0.10
Greater than 2.5% and Less than 3.0%	2	0.21
Greater than 2.0% and Less than 2.5%	23	2.36
Greater than 1.5% and Less than 2.0%	112	11.51
Greater than 1.0% and Less than 1.5%	221	22.71
Greater than 0.5% and Less than 1.0%	284	29.20
Greater than 0.0% and Less than 0.5%	230	23.64
At NAV	1	0.10
Less than 0.0% and Greater than –0.5%	71	7.30
Less than –0.5% and Greater than –1.0%	16	1.64
Less than –1.0% and Greater than –1.5%	8	0.82
Less than –1.5% and Greater than –2.0%	1	0.10
Less than –2.0% and Greater than –2.5%	2	0.21

	973	100.00%

iShares Latin America 40 ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	36	2.73
Greater than 0.0% and Less than 0.5%	555	42.04
At NAV	26	1.97
Less than 0.0% and Greater than –0.5%	658	49.84
Less than –0.5% and Greater than –1.0%	36	2.73
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Boardof Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017);Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017);Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

72	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	73

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

74	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-304-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca

•	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets posted a significantly negative return during the 12 months ended March 31, 2020 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -11.26% in U.S. dollar terms for the reporting period.

The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinct parts. Prior to the outbreak, global equities posted solid returns, supported by slowing but resilient growth and accommodative monetary policy from major central banks. Equity markets ended 2019 on a positive note, as a trade agreement between the U.S. and China helped alleviate one of the world economy’s most significant risks.

However, global equity markets were upended by the emergence and spread of the coronavirus in 2020. The outbreak began in China, where measures to slow the spread of the virus included stay-at-home orders, which closed factories and disrupted global supply chains. The virus then began to spread to other countries around the globe, and affected countries began limiting economic activity in an attempt to contain it. As the extent of the outbreak became apparent in February 2020, and the economic activity of countries worldwide was disrupted by restrictions on travel and work, global equity prices declined sharply. Market volatility continued throughout March 2020, as investors struggled to project the length of the disruption and its ultimate economic impact. In the midst of this volatile environment, a dispute over oil production between Russia and Saudi Arabia led to a sudden decline in oil prices, further dampening market sentiment.

In the U.S., as state and local governments issued shelter-in-place orders and restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Travel, leisure, and industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had hovered near a 50-year low, increased dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March 2020, far surpassing the previous record.

In response to the crisis, the U.S. federal government enacted a $2 trillion stimulus program designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. The U.S. Federal Reserve Bank (“the Fed”), also responded to the crisis with two emergency interest rate reductions in March 2020 and a new bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and asset-backed securities.

Europe was similarly affected by the coronavirus, with Italy, Spain, and France among the countries with the most confirmed cases. European stocks declined significantly as some countries issued lockdown orders to contain the virus’ spread. To mitigate the economic impact of this disruption, many countries individually implemented fiscal stimulus plans designed to protect affected businesses and workers. The European Central Bank (“ECB”) also sought to steady markets with a €750 billion bond buying program and signaled openness to further stimulus.

Asia-Pacific and emerging market equities also declined substantially, despite some initial signs that the outbreak was beginning to slow down. The Chinese economy struggled initially due to widespread business and factory closures, then later from a lack of demand, as other affected countries decreased their imports of Chinese goods and cancelled existing orders.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

Investment Objective

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(9.49)%	2.68%	(9.49)%	12.66%
Fund Market	(9.15)	2.81	(9.15)	13.30
Index.	(7.31)	3.83	(7.31)	18.43

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio
$1,000.00	$879.90	$0.00		$1,000.00	$1,025.00	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Currency Hedged JPX-Nikkei 400 ETF

Portfolio Management Commentary

Japanese stocks declined during the reporting period amid tepid economic activity. Slowing export growth and a tax increase led to an economic contraction in the fourth quarter of 2019 despite fiscal and monetary stimulus. Following the outbreak of the coronavirus, the Japanese economy was adversely affected by both disrupted supply chains caused by China’s lockdown, as well as lower consumer spending and negative export growth as domestic and international demand declined. Consequently, analysts anticipated that Japan would enter a recession as exports and tourist revenues continued to decrease. The postponement of the 2020 Tokyo Olympics further dampened consumer and business sentiment, leading to a steep decline in Japanese equities.

The industrials sector was the leading detractor from the Index’s return in U.S. dollar terms, as Japanese factory activity contracted at the fastest pace in 10 years. The capital goods industry was a significant source of weakness, driven by industrial machinery companies, which had difficulty procuring essential components from China. Transportation stocks also struggled, as lower domestic and international travel led to a significant decline in rail and road traffic.

Financials sector stocks also detracted from the Index’s performance, particularly banks. Negative interest rate policy from the Bank of Japan pressured banks’ profitability, and the economic downturn led to concerns about increased loan defaults and deteriorating asset quality. Consumer discretionary stocks also declined due to a higher sales tax and deteriorating confidence as the economic downturn deepened.

On the upside, Japanese healthcare stocks contributed to the Index’s return in U.S. dollar terms, particularly healthcare equipment and supplies manufacturers, which benefited from rising demand for goods and services from the expanding elderly population. The communication services sector also contributed, driven by telecommunications services stocks, which gained amid expanding 5G networks and new services that take advantage of the technology.

The Japanese yen appreciated by approximately 3% against the U.S. dollar for the reporting period. As economic conditions weakened late in the reporting period, the Japanese yen, which tends to benefit during times of uncertainty, appreciated against the U.S. dollar.

The Japanese yen’s positive performance meant hedging activity detracted from the Index’s return. A fully hedged investor seeks to bypass the currency fluctuations — both on the upside and on the downside — related to holding foreign-currency-denominated securities. The Index’s hedging activity offset the positive impact of the Japanese yen’s performance relative to the U.S. dollar, resulting in an Index return that was relatively close to the return of Japanese equities measured in Japanese yen.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	22.4%
Consumer Discretionary	14.7
Information Technology	11.5
Health Care	11.4
Consumer Staples	10.2
Financials	9.6
Communication Services	9.4
Materials	5.4
Real Estate	3.0
Utilities	1.6
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sony Corp.	1.8%
Nintendo Co. Ltd.	1.7
Nippon Telegraph & Telephone Corp.	1.7
Keyence Corp.	1.6
Toyota Motor Corp.	1.6
NTT DOCOMO Inc.	1.6
KDDI Corp.	1.5
Daiichi Sankyo Co. Ltd.	1.4
Takeda Pharmaceutical Co. Ltd.	1.4
Kao Corp.	1.3

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.29)%	1.62%	3.38%	(7.29)%	8.37%	39.44%
Fund Market	(8.24)	1.47	3.29	(8.24)	7.55	38.16
Index	(7.03)	1.98	3.60	(7.03)	10.29	42.37

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$895.50	$2.27		$1,000.00	$1,022.60	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® JPX-Nikkei 400 ETF

Portfolio Management Commentary

Japanese stocks declined during the reporting period amid tepid economic activity. Slowing export growth and a tax increase led to an economic contraction in the fourth quarter of 2019 despite fiscal and monetary stimulus. Following the outbreak of the coronavirus, the Japanese economy was adversely affected by both disrupted supply chains caused by China’s lockdown, as well as lower consumer spending and negative export growth as domestic and international demand declined. Consequently, analysts anticipated that Japan would enter a recession as exports and tourist revenues continued to decrease. The postponement of the 2020 Tokyo Olympics further dampened consumer and business sentiment, leading to a steep decline in Japanese equities.

The industrials sector was the leading detractor from the Index’s return, as Japanese factory activity contracted at the fastest pace in 10 years. The capital goods industry was a significant source of weakness, driven by industrial machinery companies, which had difficulty procuring essential components from China. Transportation stocks also struggled, as lower domestic and international travel led to a significant decline in rail and road traffic.

Financials sector stocks also detracted from the Index’s performance, particularly banks. Negative interest rate policy from the Bank of Japan pressured banks’ profitability, and the economic downturn led to concerns about increased loan defaults and deteriorating asset quality. Consumer discretionary stocks also declined due to a higher sales tax and deteriorating confidence as the economic downturn deepened.

On the upside, Japanese healthcare stocks contributed to the Index’s return, particularly healthcare equipment and supplies manufacturers, which benefited from rising demand for goods and services from the expanding elderly population. The communication services sector also contributed, driven by telecommunications services stocks, which gained amid expanding 5G networks and new services that take advantage of the technology.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	22.4%
Consumer Discretionary	14.7
Information Technology	11.5
Health Care	11.4
Consumer Staples	10.2
Financials	9.6
Communication Services	9.4
Materials	5.4
Real Estate	3.0
Utilities	1.6
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sony Corp.	1.8%
Nintendo Co. Ltd.	1.7
Nippon Telegraph & Telephone Corp.	1.7
Keyence Corp	1.6
Toyota Motor Corp.	1.6
NTT DOCOMO Inc.	1.6
KDDI Corp.	1.5
Daiichi Sankyo Co. Ltd.	1.4
Takeda Pharmaceutical Co. Ltd	1.4
Kao Corp.	1.3

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares JPX-Nikkei 400 ETF(a)	46,767	$2,476,780

Total Investment Companies — 100.3% (Cost: $2,768,615)		2,476,780

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 100.3% (Cost: $2,769,615)		2,477,780

Other Assets, Less Liabilities — (0.3)%		(8,549)

Net Assets — 100.0%		$2,469,231

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,374	—	(374	)(b)	1,000	$1,000	$27	$—	$—
iShares JPX-Nikkei 400 ETF.	46,892	4,238	(4,363)		46,767	2,476,780	57,546	(31,839)	(263,135)

						$2,477,780	$57,573	$(31,839)	$(263,135)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	644,426,000	USD	5,971,361	MS	04/02/20	$21,905
JPY	25,412,000	USD	235,787	MS	05/07/20	934

						22,839

USD	5,921,434	JPY	644,426,000	MS	04/02/20	(71,833)
USD	2,792,640	JPY	300,677,000	MS	05/07/20	(8,256)

						(80,089)

	Net unrealized depreciation					$(57,250)

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) March 31, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$22,839

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$80,089

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$51,791

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(68,216)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,293,064
Average amounts sold — in USD	$8,054,781

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Year End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$22,839	$80,089

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$22,839	$80,089
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$22,839	$80,089

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$22,839	$(22,839)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities	(b)
Morgan Stanley & Co. International PLC	$80,089	$(22,839)		$57,250

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,476,780	$—	$—	$2,476,780
Money Market Funds	1,000	—	—	1,000

	$2,477,780	$—	$—	$2,477,780

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$22,839	$—	$22,839
Liabilities
Forward Foreign Currency Exchange Contracts	—	(80,089)	—	(80,089)

	$—	$(57,250)	$—	$(57,250)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments March 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	9,000	$141,476

Airlines — 0.5%
ANA Holdings Inc.	10,000	244,454
Japan Airlines Co. Ltd.	10,000	184,336

		428,790

Auto Components — 2.4%
Aisin Seiki Co. Ltd.	5,000	123,385
Bridgestone Corp.	17,000	523,283
Daikyonishikawa Corp.	1,000	4,576
Denso Corp.	12,000	388,050
JTEKT Corp.	6,000	40,850
Koito Manufacturing Co. Ltd.	3,000	101,570
NGK Spark Plug Co. Ltd.	4,000	56,394
Nifco Inc./Japan	2,000	35,941
Stanley Electric Co. Ltd.	4,000	78,996
Sumitomo Electric Industries Ltd.	21,000	221,370
Sumitomo Rubber Industries Ltd.	5,000	47,196
Topre Corp.	1,000	11,116
Toyoda Gosei Co. Ltd.	2,000	34,348
Toyota Boshoku Corp.	2,000	23,843
Toyota Industries Corp.	4,000	191,932
TPR Co. Ltd.	1,000	10,671
TS Tech Co. Ltd.	1,000	23,695
Yokohama Rubber Co. Ltd. (The)	3,000	37,321

		1,954,537

Automobiles — 3.9%
Honda Motor Co. Ltd.	44,000	990,413
Isuzu Motors Ltd.	16,000	106,014
Mazda Motor Corp.	17,000	90,075
Subaru Corp.	17,000	326,520
Suzuki Motor Corp.	11,000	263,346
Toyota Motor Corp.	21,084	1,269,669
Yamaha Motor Co. Ltd.	8,000	96,855

		3,142,892

Banks — 4.6%
Aozora Bank Ltd.	3,000	57,302
Chiba Bank Ltd. (The)	19,000	83,248
Concordia Financial Group Ltd.	33,000	96,290
Mebuki Financial Group Inc.	28,000	57,061
Mitsubishi UFJ Financial Group Inc.	280,000	1,045,250
Mizuho Financial Group Inc.	750,000	858,691
Resona Holdings Inc.	60,000	180,742
Seven Bank Ltd.	18,000	46,519
Shinsei Bank Ltd.(a)	4,000	53,430
Sumitomo Mitsui Financial Group Inc.	37,000	898,995
Sumitomo Mitsui Trust Holdings Inc.	11,004	318,433

		3,695,961

Beverages — 1.3%
Asahi Group Holdings Ltd.	12,000	390,163
Kirin Holdings Co. Ltd.	24,000	475,198
Suntory Beverage & Food Ltd.	4,000	151,359

		1,016,720

Biotechnology — 0.1%
PeptiDream Inc.(a)	3,000	104,766

Building Products — 1.6%
AGC Inc.	5,500	135,468

Security	Shares	Value

Building Products (continued)
Aica Kogyo Co. Ltd.	2,000	$57,339
Daikin Industries Ltd.	7,400	902,765
Nichias Corp.	2,000	37,497
Sanwa Holdings Corp.	5,000	39,090
TOTO Ltd.	4,000	133,204

		1,305,363

Capital Markets — 1.2%
Daiwa Securities Group Inc.	44,000	170,856
Japan Exchange Group Inc.	16,000	282,488
Matsui Securities Co. Ltd.	3,000	22,037
Nomura Holdings Inc.	97,000	411,344
SBI Holdings Inc.	6,000	87,703

		974,428

Chemicals — 4.4%
Air Water Inc.	5,000	68,825
Asahi Kasei Corp.	37,000	262,124
Daicel Corp.	8,000	58,469
Denka Co. Ltd.	2,000	42,184
DIC Corp.	2,000	44,333
Hitachi Chemical Co. Ltd.	2,000	85,036
JSR Corp.	5,000	92,307
Kansai Paint Co. Ltd.	6,000	114,381
Kuraray Co. Ltd.	9,000	91,038
Mitsubishi Chemical Holdings Corp.	37,000	220,310
Mitsubishi Gas Chemical Co. Inc.	5,000	54,467
Mitsui Chemicals Inc.	5,000	94,993
Nippon Paint Holdings Co. Ltd.	4,700	246,418
Nissan Chemical Corp.	3,000	109,490
Nitto Denko Corp.	4,000	178,778
NOF Corp.	2,000	63,545
Shin-Etsu Chemical Co. Ltd.	9,500	944,236
Showa Denko KK	4,000	82,887
Sumitomo Chemical Co. Ltd.	42,000	124,885
Taiyo Nippon Sanso Corp.	5,000	74,151
Teijin Ltd.	5,000	84,758
Tokai Carbon Co. Ltd.	6,000	49,576
Tokuyama Corp.	1,000	19,379
Toray Industries Inc.	40,000	173,776
Tosoh Corp.	8,000	91,149
Ube Industries Ltd.	3,000	46,047

		3,517,542

Commercial Services & Supplies — 0.8%
Park24 Co. Ltd.	3,000	44,213
Pilot Corp.	1,000	33,301
Secom Co. Ltd.	5,900	490,450
Sohgo Security Services Co. Ltd.	2,000	97,448

		665,412

Construction & Engineering — 1.3%
COMSYS Holdings Corp.	3,000	77,338
Hazama Ando Corp.	5,000	31,911
Kajima Corp.	14,000	143,819
Kumagai Gumi Co. Ltd.	1,000	23,167
Kyowa Exeo Corp.	3,000	66,861
Kyudenko Corp.	1,000	27,076
Maeda Corp.	4,000	29,531
Nippo Corp.	2,000	44,093
Nishimatsu Construction Co. Ltd.	1,000	19,184
Obayashi Corp.	18,000	154,398
Penta-Ocean Construction Co. Ltd.	7,000	36,895

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Shimizu Corp.	18,000	$140,892
Sumitomo Mitsui Construction Co. Ltd.	4,020	17,762
Taisei Corp.	6,000	183,688
Toda Corp.	7,000	40,786
Tokyu Construction Co. Ltd.	2,000	10,541

		1,047,942

Construction Materials — 0.1%
Taiheiyo Cement Corp.	4,000	68,547

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	4,000	42,907
Orient Corp.	15,000	16,812

		59,719

Distributors — 0.1%
PALTAC Corp.	1,000	49,928

Diversified Financial Services — 0.8%
Financial Products Group Co. Ltd.	2,000	10,115
Fuyo General Lease Co. Ltd.	1,000	50,762
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,000	68,992
ORIX Corp.	35,000	421,634
Tokyo Century Corp.	1,000	31,356
Zenkoku Hosho Co. Ltd.	1,000	31,448

		614,307

Diversified Telecommunication Services — 1.7%
Nippon Telegraph & Telephone Corp.	56,000	1,336,001

Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	17,000	240,068
Kansai Electric Power Co. Inc. (The)	21,000	234,111
Kyushu Electric Power Co. Inc.	11,000	88,546
Tohoku Electric Power Co. Inc.	14,000	135,001

		697,726

Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	3,000	68,056
Furukawa Electric Co. Ltd.	2,000	36,404
Mitsubishi Electric Corp.	56,000	692,511
Nidec Corp.	13,200	685,586
Nissin Electric Co. Ltd.	1,000	8,577

		1,491,134

Electronic Equipment, Instruments & Components — 5.9%
Alps Alpine Co. Ltd.	5,000	48,585
Azbil Corp.	3,500	90,908
Hamamatsu Photonics KK	4,000	163,772
Hirose Electric Co. Ltd.	1,007	104,473
Hitachi High-Technologies Corp.	2,000	147,839
Hitachi Ltd.	27,000	786,077
Horiba Ltd.	1,000	49,836
Keyence Corp.	4,044	1,304,734
Kyocera Corp.	8,000	474,864
Murata Manufacturing Co. Ltd.	16,300	826,211
Omron Corp.	5,000	260,757
Shimadzu Corp.	7,000	184,475
Taiyo Yuden Co. Ltd.(b)	2,000	53,004
TDK Corp.	2,800	217,350
Yokogawa Electric Corp.	5,000	60,349

		4,773,234

Energy Equipment & Services — 0.0%
Modec Inc.	1,000	12,107

Security	Shares	Value

Entertainment — 2.5%
Capcom Co. Ltd.	3,000	$94,206
COLOPL Inc.(b)	2,000	14,747
Daiichikosho Co. Ltd.	1,000	26,687
DeNA Co. Ltd.	3,000	32,847
GungHo Online Entertainment Inc.	1,090	15,266
Konami Holdings Corp.	2,000	61,415
Nexon Co. Ltd.	16,000	261,591
Nintendo Co. Ltd.	3,500	1,349,034
Square Enix Holdings Co. Ltd.	2,000	89,389
Toho Co. Ltd.	3,000	91,705

		2,036,887

Food & Staples Retailing — 2.6%
Aeon Co. Ltd.	21,200	471,111
Ain Holdings Inc.	1,000	58,821
Cosmos Pharmaceutical Corp.	300	71,641
Create SD Holdings Co. Ltd.	1,000	25,066
FamilyMart Co. Ltd.	4,000	71,808
Kobe Bussan Co. Ltd.	2,000	78,922
Kusuri no Aoki Holdings Co. Ltd.	700	58,228
Lawson Inc.	1,000	54,930
Matsumotokiyoshi Holdings Co. Ltd.	2,000	72,808
Seven & i Holdings Co. Ltd.	21,000	695,623
Sugi Holdings Co. Ltd.	1,000	53,448
Sundrug Co. Ltd.	2,000	64,101
Tsuruha Holdings Inc.	1,000	132,092
Welcia Holdings Co. Ltd.	1,600	111,898
Yaoko Co. Ltd.	1,000	61,785

		2,082,282

Food Products — 2.1%
Ajinomoto Co. Inc.	12,300	229,069
Ariake Japan Co. Ltd.	300	18,952
Calbee Inc.	3,000	81,173
Ezaki Glico Co. Ltd.	2,000	84,109
Kewpie Corp.	3,000	60,053
Kikkoman Corp.	4,000	170,627
Maruha Nichiro Corp.	1,000	20,916
MEIJI Holdings Co. Ltd.	3,100	220,536
Morinaga & Co. Ltd./Japan	1,300	53,226
NH Foods Ltd.	2,000	69,751
Nichirei Corp.	3,000	84,897
Nippon Suisan Kaisha Ltd.	8,000	35,422
Nissin Foods Holdings Co. Ltd.	2,000	166,736
Toyo Suisan Kaisha Ltd.	3,000	145,061
Yakult Honsha Co. Ltd.	4,000	236,765

		1,677,293

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	11,000	207,457
Tokyo Gas Co. Ltd.	11,000	260,442

		467,899

Health Care Equipment & Supplies — 3.1%
Asahi Intecc Co. Ltd.	6,000	148,506
Hoya Corp.	11,000	937,428
Nihon Kohden Corp.	2,000	75,216
Olympus Corp.	31,000	448,539
Sysmex Corp.	4,100	297,982
Terumo Corp.	16,000	551,341

		2,459,012

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	6,000	111,935

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) March 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Japan Lifeline Co. Ltd.	2,000	$25,233
Medipal Holdings Corp.	6,000	112,158
Ship Healthcare Holdings Inc.	1,000	40,989

		290,315

Health Care Technology — 0.4%
M3 Inc.	12,000	355,148

Hotels, Restaurants & Leisure — 1.3%
KOMEDA Holdings Co. Ltd.	1,000	15,395
McDonald’s Holdings Co. Japan Ltd.	2,000	90,223
Oriental Land Co. Ltd.	5,800	742,494
Resorttrust Inc.	2,000	19,564
Skylark Holdings Co. Ltd.	6,000	89,037
Zensho Holdings Co. Ltd.	3,000	57,274

		1,013,987

Household Durables — 3.6%
Casio Computer Co. Ltd.	5,000	70,261
Fujitsu General Ltd.	2,000	36,182
Haseko Corp.	7,000	75,022
Iida Group Holdings Co. Ltd.	4,000	55,467
Nikon Corp.	9,000	83,201
Panasonic Corp.	64,000	489,093
Pressance Corp.	1,000	8,828
Rinnai Corp.	1,000	70,863
Sekisui Chemical Co. Ltd.	12,000	159,288
Sekisui House Ltd.	19,000	314,071
Sony Corp.	24,000	1,427,484
Starts Corp. Inc.	1,000	18,572
Sumitomo Forestry Co. Ltd.	4,000	51,318

		2,859,650

Household Products — 0.9%
Lion Corp.	7,000	149,979
Pigeon Corp.	3,400	130,545
Unicharm Corp.	11,000	412,774

		693,298

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	80,700

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	3,000	133,389
TOKAI Holdings Corp.	3,000	26,039

		159,428

Insurance — 2.8%
Dai-ichi Life Holdings Inc.	31,000	372,011
MS&AD Insurance Group Holdings Inc.	15,000	420,314
Sompo Holdings Inc.	10,000	309,666
Sony Financial Holdings Inc.	4,000	67,695
T&D Holdings Inc.	17,000	139,206
Tokio Marine Holdings Inc.	20,000	917,049

		2,225,941

Interactive Media & Services — 0.4%
Dip Corp.	1,000	16,099
Kakaku.com Inc.	4,000	73,549
Mixi Inc.	1,000	14,534
Z Holdings Corp.	75,000	241,768

		345,950

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.	25,000	189,894

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
ZOZO Inc.	3,300	$44,355

		234,249

IT Services — 2.2%
Digital Garage Inc.	1,000	32,004
Fujitsu Ltd.	5,000	451,809
GMO Payment Gateway Inc.	1,000	70,214
Itochu Techno-Solutions Corp.	2,000	57,153
NEC Corp.	6,800	248,492
Nihon Unisys Ltd.	2,000	53,596
Nomura Research Institute Ltd.	9,064	192,103
NS Solutions Corp.	1,000	24,381
NTT Data Corp.	15,000	144,505
Obic Co. Ltd.	2,000	262,332
Otsuka Corp.	3,000	128,387
SCSK Corp.	1,000	44,602
TIS Inc.	6,000	99,319

		1,808,897

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	6,000	291,288
Shimano Inc.	2,000	286,045
Tomy Co. Ltd.	2,000	14,117
Yamaha Corp.	3,000	117,132

		708,582

Machinery — 5.1%
Amada Holdings Co. Ltd.	7,000	55,310
Daifuku Co. Ltd.	3,000	190,357
DMG Mori Co. Ltd.	4,000	33,421
FANUC Corp.	5,300	719,480
Harmonic Drive Systems Inc.(b)	1,000	43,768
Hino Motors Ltd.	7,000	37,673
Hitachi Construction Machinery Co. Ltd.	2,000	40,554
IHI Corp.	4,000	46,760
Kawasaki Heavy Industries Ltd.	4,000	58,135
Komatsu Ltd.	25,000	411,861
Kubota Corp.	30,000	383,910
Makita Corp.	7,000	214,951
MINEBEA MITSUMI Inc.	10,000	149,507
MISUMI Group Inc.	7,000	152,703
Mitsubishi Heavy Industries Ltd.	9,000	227,803
Nabtesco Corp.	3,000	69,335
NGK Insulators Ltd.	7,000	91,881
NSK Ltd.	11,000	70,715
OSG Corp.	3,000	40,211
SMC Corp.	1,800	762,818
Sumitomo Heavy Industries Ltd.	3,000	54,217
Takeuchi Manufacturing Co. Ltd.	1,000	12,487
THK Co. Ltd.	3,000	61,470
Yaskawa Electric Corp.	6,000	165,402

		4,094,729

Media — 0.5%
CyberAgent Inc.(b)	3,000	116,438
Dentsu Group Inc.	6,000	115,993
Hakuhodo DY Holdings Inc.	8,000	80,774
Nippon Television Holdings Inc.	5,000	55,810

		369,015

Metals & Mining — 0.7%
Dowa Holdings Co. Ltd.	1,000	26,205
Hitachi Metals Ltd.	6,000	63,304
JFE Holdings Inc.	16,025	104,354

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nippon Light Metal Holdings Co. Ltd.	14,000	$21,917
Nippon Steel Corp.	25,004	214,337
Sumitomo Metal Mining Co. Ltd.	7,000	143,819

		573,936

Multiline Retail — 0.7%
Izumi Co. Ltd.	1,000	27,604
J Front Retailing Co. Ltd.	7,000	58,228
Marui Group Co. Ltd.	5,000	84,063
Pan Pacific International Holdings Corp.	13,000	246,742
Ryohin Keikaku Co. Ltd.	8,000	89,963
Seria Co. Ltd.	1,000	28,947

		535,547

Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	1,000	14,089
Idemitsu Kosan Co. Ltd.	6,000	137,724
Inpex Corp.	30,000	169,182
Iwatani Corp.	1,000	33,440
JXTG Holdings Inc.	87,000	298,341

		652,776

Paper & Forest Products — 0.1%
Oji Holdings Corp.	23,000	123,357

Personal Products — 2.5%
Kao Corp.	13,000	1,063,313
Kobayashi Pharmaceutical Co. Ltd.	1,700	157,473
Kose Corp.	1,000	123,477
Pola Orbis Holdings Inc.	2,000	36,960
Shiseido Co. Ltd.	11,000	650,290

		2,031,513

Pharmaceuticals — 7.2%
Astellas Pharma Inc.	49,040	759,074
Chugai Pharmaceutical Co. Ltd.	6,000	694,734
Daiichi Sankyo Co. Ltd.	16,003	1,101,999
Eisai Co. Ltd.	6,500	477,528
Hisamitsu Pharmaceutical Co. Inc.	2,000	93,372
Kaken Pharmaceutical Co. Ltd.	1,000	46,593
Kyowa Kirin Co. Ltd.	6,000	134,612
Nippon Shinyaku Co. Ltd.	1,200	94,261
Ono Pharmaceutical Co. Ltd.	13,000	299,365
Otsuka Holdings Co. Ltd.	10,000	391,923
Santen Pharmaceutical Co. Ltd.	10,000	172,109
Sawai Pharmaceutical Co. Ltd.	1,000	53,448
Shionogi & Co. Ltd.	7,000	344,764
Sumitomo Dainippon Pharma Co. Ltd.	4,000	51,985
Takeda Pharmaceutical Co. Ltd.	35,000	1,072,484

		5,788,251

Professional Services — 1.7%
Benefit One Inc.	2,000	26,122
en-japan Inc.	1,000	18,730
Meitec Corp.	1,000	39,831
Nihon M&A Center Inc.	4,000	109,490
Outsourcing Inc.	3,000	13,061
Persol Holdings Co. Ltd.	5,000	50,299
Recruit Holdings Co. Ltd.	38,000	984,188
SMS Co. Ltd.	2,000	38,776
TechnoPro Holdings Inc.	1,000	46,964
UT Group Co. Ltd.(a)	1,000	10,282

		1,337,743

Security	Shares	Value

Real Estate Management & Development — 3.0%
Aeon Mall Co. Ltd.	3,000	$37,877
Daito Trust Construction Co. Ltd.	2,000	186,467
Daiwa House Industry Co. Ltd.	17,000	421,634
Hulic Co. Ltd.	12,000	122,051
Ichigo Inc.	7,000	16,210
Mitsubishi Estate Co. Ltd.	39,000	576,212
Mitsui Fudosan Co. Ltd.	28,000	485,147
Nomura Real Estate Holdings Inc.	3,000	48,770
Open House Co. Ltd.	1,000	20,610
Relo Group Inc.	3,000	62,999
Sumitomo Realty & Development Co. Ltd.	12,000	292,900
Tokyo Tatemono Co. Ltd.	6,000	63,749
Tokyu Fudosan Holdings Corp.	15,000	71,974

		2,406,600

Road & Rail — 4.6%
Central Japan Railway Co.	4,700	754,055
East Japan Railway Co.	10,000	757,352
Hankyu Hanshin Holdings Inc.	7,000	235,700
Hitachi Transport System Ltd.	1,000	21,759
Keio Corp.	3,000	177,574
Keisei Electric Railway Co. Ltd.	4,000	115,604
Kintetsu Group Holdings Co. Ltd.	5,000	231,578
Nagoya Railroad Co. Ltd.	6,000	168,403
Nippon Express Co. Ltd.	2,000	98,004
Odakyu Electric Railway Co. Ltd.	8,000	175,777
Sankyu Inc.	1,000	37,377
Seibu Holdings Inc.	8,000	88,037
Sotetsu Holdings Inc.	2,000	51,373
Tobu Railway Co. Ltd.	6,000	209,532
Tokyu Corp.	14,000	220,462
West Japan Railway Co.	5,000	342,550

		3,685,137

Semiconductors & Semiconductor Equipment — 1.7%
Advantest Corp.	4,000	160,808
Disco Corp.	800	158,288
Lasertec Corp.	2,000	93,743
Renesas Electronics Corp.(a)	27,000	97,291
SCREEN Holdings Co. Ltd.	1,000	37,052
SUMCO Corp.	7,000	90,325
Tokyo Electron Ltd.	3,700	697,638
Tokyo Seimitsu Co. Ltd.	1,000	28,530
Ulvac Inc.	1,000	23,991

		1,387,666

Software — 0.2%
Oracle Corp. Japan	1,000	87,444
Trend Micro Inc.	2,200	108,823

		196,267

Specialty Retail — 1.3%
ABC-Mart Inc.	1,000	50,113
Bic Camera Inc.	3,000	24,316
Fast Retailing Co. Ltd.	800	327,470
Hikari Tsushin Inc.	600	100,764
K’s Holdings Corp.	5,000	47,381
Nitori Holdings Co. Ltd.	2,100	283,618
Nojima Corp.	1,000	16,516
Shimamura Co. Ltd.	1,000	60,395
United Arrows Ltd.	1,000	15,053
USS Co. Ltd.	6,000	82,590

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) March 31, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Workman Co. Ltd.	600	$33,014

		1,041,230

Technology Hardware, Storage & Peripherals — 1.2%
Brother Industries Ltd.	7,000	107,248
Canon Inc.	30,050	656,643
Elecom Co. Ltd.	1,000	34,876
Konica Minolta Inc.	12,000	48,798
Seiko Epson Corp.	7,000	75,865
Toshiba TEC Corp.	1,000	31,495

		954,925

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	1,000	55,764

Tobacco — 0.7%
Japan Tobacco Inc.	32,000	591,654

Trading Companies & Distributors — 4.1%
ITOCHU Corp.	38,000	789,357
Kanamoto Co. Ltd.	1,000	19,480
Kanematsu Corp.	2,000	20,546
Marubeni Corp.	58,000	289,584
Mitsubishi Corp.	39,000	827,831
Mitsui & Co. Ltd.	48,000	668,501
MonotaRO Co. Ltd.	4,000	106,266
Sojitz Corp.	30,000	70,585
Sumitomo Corp.	35,000	401,695
Toyota Tsusho Corp.	6,000	141,503

		3,335,348

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	2,000	77,347

Security	Shares	Value

Wireless Telecommunication Services — 4.2%
KDDI Corp.	41,000	$1,211,523
NTT DOCOMO Inc.	40,000	1,251,262
SoftBank Group Corp.	26,000	912,306

		3,375,091

Total Common Stocks — 98.7% (Cost: $85,128,323)		79,211,946

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	233,718	233,671

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	53,000	53,000

		286,671

Total Short-Term Investments — 0.3% (Cost: $286,507)		286,671

Total Investments in Securities — 99.0% (Cost: $85,414,830)		79,498,617

Other Assets, Less Liabilities — 1.0%		780,588

Net Assets — 100.0%		$80,279,205

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	534,817	(301,099)	233,718	$233,671	$6,693	(b)	$(226)	$115
BlackRock Cash Funds: Treasury, SL Agency Shares	46,049	6,951	53,000	53,000	952		—	—

				$286,671	$7,645		$(226)	$115

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	83	06/11/20	$1,079	$(7,522)

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,522

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$15,176

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(7,522)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$460,595

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$79,211,946	$—	$—	$79,211,946
Money Market Funds	286,671	—	—	286,671

	$79,498,617	$—	$—	$79,498,617

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,522)	$—	$—	$(7,522)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities

March 31, 2020

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$79,211,946
Affiliated(c)	2,477,780	286,671
Cash	359	1,854
Foreign currency, at value(d)	—	164,673
Foreign currency collateral pledged:
Futures contracts(e)	—	16,924
Receivables:
Investments sold	48,980	—
Securities lending income — Affiliated	—	616
Dividends	—	883,387
Unrealized appreciation on:
Forward foreign currency exchange contracts	22,839	—

Total assets	2,549,958	80,566,071

LIABILITIES
Collateral on securities loaned, at value	—	233,650
Payables:
Investments purchased	638	—
Variation margin on futures contracts	—	21,157
Investment advisory fees	—	32,059
Unrealized depreciation on:
Forward foreign currency exchange contracts	80,089	—

Total liabilities	80,727	286,866

NET ASSETS	$2,469,231	$80,279,205

NET ASSETS CONSIST OF:
Paid-in capital	$3,264,497	$108,469,271
Accumulated loss	(795,266)	(28,190,066)

NET ASSETS	$2,469,231	$80,279,205

Shares outstanding	100,000	1,500,000

Net asset value	$24.69	$53.52

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$227,957
(b) Investments, at cost — Unaffiliated	$—	$85,128,323
(c) Investments, at cost — Affiliated	$2,769,615	$286,507
(d) Foreign currency, at cost	$—	$162,186
(e) Foreign currency collateral pledged, at cost	$—	$17,038

See notes to financial statements.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended March 31, 2020

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$2,427,738
Dividends — Affiliated	57,573	952
Securities lending income — Affiliated — net	—	6,693
Foreign taxes withheld	—	(242,740)

Total investment income	57,573	2,192,643

EXPENSES
Investment advisory fees	16,555	504,105

Total expenses	16,555	504,105
Less:
Investment advisory fees waived	(16,555)	—

Total expenses after fees waived	—	504,105

Net investment income	57,573	1,688,538

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(1,368,344)
Investments — Affiliated	(31,839)	(226)
In-kind redemptions — Unaffiliated	—	5,529,005
Futures contracts	—	15,176
Forward foreign currency exchange contracts	51,791	—
Foreign currency transactions	—	12,139

Net realized gain	19,952	4,187,750

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	(10,970,965)
Investments — Affiliated	(263,135)	115
Futures contracts	—	(7,522)
Forward foreign currency exchange contracts	(68,216)	—
Foreign currency translations	—	6,186

Net change in unrealized appreciation (depreciation)	(331,351)	(10,972,186)

Net realized and unrealized loss	(311,399)	(6,784,436)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(253,826)	$(5,095,898)

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$57,573	$40,954	$1,688,538	$1,992,573
Net realized gain (loss)	19,952	158,131	4,187,750	(2,451,670)
Net change in unrealized appreciation (depreciation)	(331,351)	(299,847)	(10,972,186)	(10,059,063)

Net decrease in net assets resulting from operations	(253,826)	(100,762)	(5,095,898)	(10,518,160)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(57,621)	(40,903)	(2,153,569)	(1,645,037)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	—	(27,288,453)	19,040,574

NET ASSETS
Total increase (decrease) in net assets	(311,447)	(141,665)	(34,537,920)	6,877,377
Beginning of year	2,780,678	2,922,343	114,817,125	107,939,748

End of year	$2,469,231	$2,780,678	$80,279,205	$114,817,125

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged JPX-Nikkei 400 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 09/29/15 (a) to 03/31/16

Net asset value, beginning of period	$27.81	$29.22	$25.57	$23.03	$23.88

Net investment income(b)	0.58	0.41	0.48	0.47	0.23
Net realized and unrealized gain (loss)(c)	(3.12)	(1.41)	3.63	2.57	(0.69)

Net increase (decrease) from investment operations	(2.54)	(1.00)	4.11	3.04	(0.46)

Distributions(d)
From net investment income	(0.58)	(0.41)	(0.46)	(0.50)	(0.20)
From net realized gain	—	—	—	—	(0.19)

Total distributions	(0.58)	(0.41)	(0.46)	(0.50)	(0.39)

Net asset value, end of period	$24.69	$27.81	$29.22	$25.57	$23.03

Total Return
Based on net asset value	(9.49)%	(3.36)%	16.08%	13.44%	(2.18	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.59%	0.59%	0.59%	0.59%	0.59	%(g)

Total expenses after fees waived(f)	0.00%	0.00%	0.00%	0.00%	0.00	%(g)(h)

Net investment income	2.05%	1.43%	1.69%	1.98%	1.85	%(g)

Supplemental Data
Net assets, end of period (000)	$2,469	$2,781	$2,922	$2,557	$3,454

Portfolio turnover rate(i)(j)	9%	5%	11%	20%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$58.88	$65.42	$55.69	$49.94	$53.69

Net investment income(a)	0.96	1.06	0.95	0.70	0.87
Net realized and unrealized gain (loss)(b)	(5.10)	(6.73)	9.76	6.15	(3.93)

Net increase (decrease) from investment operations	(4.14)	(5.67)	10.71	6.85	(3.06)

Distributions(c)
From net investment income	(1.22)	(0.87)	(0.98)	(1.10)	(0.69)

Total distributions	(1.22)	(0.87)	(0.98)	(1.10)	(0.69)

Net asset value, end of year	$53.52	$58.88	$65.42	$55.69	$49.94

Total Return
Based on net asset value	(7.29)%	(8.67)%	19.32%	13.84%	(5.78)%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.48%	0.49%

Net investment income	1.61%	1.73%	1.54%	1.32%	1.67%

Supplemental Data
Net assets, end of year (000)	$80,279	$114,817	$107,940	$83,535	$149,823

Portfolio turnover rate(d)	7%	11%	8%	7%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Diversified
JPX-Nikkei 400.	Diversified

Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
JPX-Nikkei 400
Goldman Sachs & Co	$53,004	$53,004	$—	$—
Morgan Stanley & Co. LLC	160,206	160,206	—	—
UBS AG	14,747	14,747	—	—

	$227,957	$227,957	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged JPX-Nikkei 400	0.59%
JPX-Nikkei 400	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. For the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”), after taking into account any fee waivers by JPXN.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
JPX-Nikkei 400	$1,609

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
JPX-Nikkei 400	$428,742	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$256,169	$251,320
JPX-Nikkei 400	6,722,474	7,599,479

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$—	$26,567,595

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
JPX-Nikkei 400	$4,528,111	$(4,528,111)

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Currency Hedged JPX-Nikkei 400
Ordinary income	$57,621	$40,903

JPX-Nikkei 400
Ordinary income	$2,153,569	$1,645,037

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Currency Hedged JPX-Nikkei 400	$3	$(484,716)	$(310,553)	$(795,266)
JPX-Nikkei 400	284,802	(19,088,125)	(9,386,743)	(28,190,066)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged JPX-Nikkei 400	$2,788,333	$—	$(310,553)	$(310,553)
JPX-Nikkei 400	88,881,811	11,707,669	(21,098,385)	(9,390,716)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
JPX-Nikkei 400
Shares sold	—	$—	300,000	$19,040,574
Shares redeemed	(450,000)	(27,288,453)	—	—

Net increase (decrease)	(450,000)	$(27,288,453)	300,000	$19,040,574

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Currency Hedged JPX-Nikkei 400	$58,065
JPX-Nikkei 400	2,340,304

For the fiscal year ended March 31, 2020, the iShares Currency Hedged JPX-Nikkei 400 ETF intends to pass through to its shareholders foreign source income earned and foreign taxes paid by the underlying funds:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Currency Hedged JPX-Nikkei 400	$62,591	$6,766

For the fiscal year ended March 31, 2020, the iShares JPX-Nikkei 400 ETF earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
JPX-Nikkei 400	$2,428,446	$270,497

IMPORTANT TAX INFORMATION	31

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400(a)	$0.404426	$—	$0.171787	$0.576213	70%	—%	30%	100%
JPX-Nikkei 400(a)	0.858958	—	0.365539	1.224497	70	—	30	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Currency Hedged JPX-Nikkei 400 ETF

Period Covered: October 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.09%
Greater than 1.5% and Less than 2.0%	2	0.18
Greater than 1.0% and Less than 1.5%	6	0.53
Greater than 0.5% and Less than 1.0%	98	8.66
Greater than 0.0% and Less than 0.5%	576	50.87
At NAV	26	2.30
Less than 0.0% and Greater than –0.5%	403	35.60
Less than –0.5% and Greater than –1.0%	16	1.41
Less than –1.0% and Greater than –1.5%	1	0.09
Less than –2.0% and Greater than –2.5%	1	0.09
Less than –2.5% and Greater than –3.0%	1	0.09
Less than –3.5% and Greater than –4.0%	1	0.09

	1,132	100.00%

SUPPLEMENTAL INFORMATION	33

Supplemental Information  (unaudited) (continued)

iShares JPX-Nikkei 400 ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0% and Less than 5.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	9	0.68
Greater than 2.0% and Less than 2.5%	19	1.44
Greater than 1.5% and Less than 2.0%	37	2.80
Greater than 1.0% and Less than 1.5%	70	5.30
Greater than 0.5% and Less than 1.0%	189	14.32
Greater than 0.0% and Less than 0.5%	389	29.46
At NAV	14	1.06
Less than 0.0% and Greater than –0.5%	321	24.32
Less than –0.5% and Greater than –1.0%	150	11.36
Less than –1.0% and Greater than –1.5%	54	4.09
Less than –1.5% and Greater than –2.0%	25	1.89
Less than –2.0% and Greater than –2.5%	22	1.67
Less than –2.5% and Greater than –3.0%	6	0.45
Less than –3.0% and Greater than –3.5%	3	0.23
Less than –3.5% and Greater than –4.0%	3	0.23
Less than –4.5% and Greater than –5.0%	2	0.15
Less than –6.0%	1	0.08

	1,320	100.00%

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)  Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)  Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	37

Glossary of Terms Used in this Report

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., Tokyo Stock Exchange or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-310-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares India 50 ETF | INDY | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Global Market Overview

Global equity markets posted a significantly negative return during the 12 months ended March 31, 2020 (“reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned -11.26% in U.S. dollar terms for the reporting period.

The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinct parts. Prior to the outbreak, global equities posted solid returns, supported by slowing but resilient growth and accommodative monetary policy from major central banks. Equity markets ended 2019 on a positive note, as a trade agreement between the U.S. and China helped alleviate one of the world economy’s most significant risks.

However, global equity markets were upended by the emergence and spread of the coronavirus in 2020. The outbreak began in China, where measures to slow the spread of the virus included stay-at-home orders, which closed factories and disrupted global supply chains. The virus then began to spread to other countries around the globe, and affected countries began limiting economic activity in an attempt to contain it. As the extent of the outbreak became apparent in February 2020, and the economic activity of countries worldwide was disrupted by restrictions on travel and work, global equity prices declined sharply. Market volatility continued throughout March 2020, as investors struggled to project the length of the disruption and its ultimate economic impact. In the midst of this volatile environment, a dispute over oil production between Russia and Saudi Arabia led to a sudden decline in oil prices, further dampening market sentiment.

In the U.S., as state and local governments issued shelter-in-place orders and restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Travel, leisure, and industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had hovered near a 50-year low, increased dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March 2020, far surpassing the previous record.

In response to the crisis, the U.S. federal government enacted a $2 trillion stimulus program designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. The U.S. Federal Reserve Bank (“the Fed”), also responded to the crisis with two emergency interest rate reductions in March 2020 and a new bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and asset-backed securities.

Europe was similarly affected by the coronavirus, with Italy, Spain, and France among the countries with the most confirmed cases. European stocks declined significantly as some countries issued lockdown orders to contain the virus’ spread. To mitigate the economic impact of this disruption, many countries individually implemented fiscal stimulus plans designed to protect affected businesses and workers. The European Central Bank (“ECB”) also sought to steady markets with a €750 billion bond buying program and signaled openness to further stimulus.

Asia-Pacific and emerging market equities also declined substantially, despite some initial signs that the outbreak was beginning to slow down. The Chinese economy struggled initially due to widespread business and factory closures, then later from a lack of demand, as other affected countries decreased their imports of Chinese goods and cancelled existing orders.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(31.41)%	(3.11)%	0.26%	(31.41)%	(14.62)%	2.61%
Fund Market	(31.77)	(3.42)	0.10	(31.77)	(15.96)	1.05
Index	(31.34)	(2.20)	0.98	(31.34)	(10.53)	10.30

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through April 2, 2017 is calculated using the INR-USD reference rate as published by the Reserve Bank of India. Index performance beginning on April 3, 2017 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 706.40	$ 3.97		$ 1,000.00	$ 1,020.30	$ 4.70		0.93%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® India 50 ETF

Portfolio Management Commentary

Large-capitalization Indian stocks declined significantly for the reporting period, as high levels of distressed debt and the coronavirus pandemic negatively affected markets. Concerns over low liquidity in the banking system put pressure on the Indian rupee, and the decline of the nation’s currency against the U.S. dollar notably reduced Indian stock prices for U.S. investors. Large capital withdrawals by foreign investors also weighed on Indian equities. More importantly, India’s sudden nationwide coronavirus lockdown disrupted the economy, and concern over its consequences negatively affected stocks.

India’s financials sector detracted the most from the Index’s return, as tight credit conditions and stress on non-bank lenders increased the likelihood of instability in the financial system. The financials sector was directly affected when regulators seized one of the nation’s largest banks, and the decision to write down some of that bank’s bonds decreased the ability of other lenders to raise funds. The Reserve Bank of India decreased interest rates several times and announced a three-month moratorium on consumer and corporate loan payments, as coronavirus concerns added to the pressure on the financial system. The decline of the Indian rupee against the U.S. dollar also made it more expensive for firms to repay record levels of debt denominated in foreign currencies, despite the deployment of some of India’s large foreign exchange reserves to support its currency.

The energy sector was another significant detractor from the Index’s performance, as oil prices declined due to strong competition among producers and decreased demand driven by coronavirus lockdowns. The increase in the oil supply also increased demand for tankers, and firms in the energy sector paid more for their services. At the same time, lower oil prices placed plans to reduce debt by selling assets into question.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	36.2%
Information Technology	15.2
Energy	12.9
Consumer Staples	11.4
Materials	6.5
Consumer Discretionary	5.6
Communication Services	3.5
Industrials	3.3
Health Care	2.7
Utilities	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

HDFC Bank Ltd.	10.4%
Reliance Industries Ltd.	10.1
Housing Development Finance Corp. Ltd.	7.9
Infosys Ltd.	6.6
ICICI Bank Ltd.	5.9
Tata Consultancy Services Ltd.	5.4
Hindustan Unilever Ltd.	4.6
Kotak Mahindra Bank Ltd.	4.4
ITC Ltd.	4.2
Larsen & Toubro Ltd.	2.8

(a)	Excludes money market funds.

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments March 31, 2020	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.5%
Bajaj Auto Ltd.	131,824	$3,523,990
Eicher Motors Ltd.	14,138	2,447,413
Hero MotoCorp Ltd.	131,449	2,773,937
Mahindra & Mahindra Ltd.	972,054	3,661,364
Maruti Suzuki India Ltd.	135,062	7,656,005
Tata Motors Ltd.(a)	1,781,369	1,673,023

		21,735,732

Banks — 25.5%
Axis Bank Ltd.	2,252,280	11,283,543
HDFC Bank Ltd.	4,392,150	50,040,073
ICICI Bank Ltd.	6,551,831	28,038,602
IndusInd Bank Ltd.	601,987	2,795,433
Kotak Mahindra Bank Ltd.	1,219,919	20,899,536
State Bank of India(a)	3,854,816	10,030,509
Yes Bank Ltd., New	1,741,097	363,518
Yes Bank Ltd.	46,465	13,789

		123,465,003

Chemicals — 2.6%
Asian Paints Ltd.	457,454	10,077,125
UPL Ltd.	556,409	2,401,382

		12,478,507

Construction & Engineering — 2.8%
Larsen & Toubro Ltd.	1,253,495	13,396,351

Construction Materials — 2.2%
Grasim Industries Ltd.	399,540	2,514,446
Shree Cement Ltd.	13,710	3,179,861
UltraTech Cement Ltd.	117,105	5,022,893

		10,717,200

Consumer Finance — 1.6%
Bajaj Finance Ltd.	271,471	7,951,295

Diversified Telecommunication Services — 0.4%
Bharti Infratel Ltd.	858,454	1,815,603

Electric Utilities — 1.1%
Power Grid Corp. of India Ltd.	2,623,518	5,517,446

Food Products — 2.5%
Britannia Industries Ltd.	119,327	4,241,362
Nestle India Ltd.	36,418	7,846,999

		12,088,361

Gas Utilities — 0.4%
GAIL India Ltd.	1,865,117	1,887,275

Household Products — 4.6%
Hindustan Unilever Ltd.	727,485	22,103,062

Independent Power and Renewable Electricity Producers — 1.1%
NTPC Ltd.	4,939,683	5,497,878

Insurance — 0.8%
Bajaj Finserv Ltd.	62,355	3,784,264

IT Services — 15.0%
HCL Technologies Ltd.	1,110,048	6,403,396
Infosys Ltd.	3,728,989	31,620,713
Tata Consultancy Services Ltd.	1,069,861	25,824,731

Security	Shares	Value

IT Services (continued)
Tech Mahindra Ltd.	631,238	$4,718,562
Wipro Ltd.	1,512,763	3,933,319

		72,500,721

Media — 0.3%
Zee Entertainment Enterprises Ltd.	920,040	1,507,430

Metals & Mining — 1.7%
Hindalco Industries Ltd.	1,482,138	1,874,927
JSW Steel Ltd.	1,028,430	1,988,175
Tata Steel Ltd.	756,498	2,695,948
Vedanta Ltd.	1,766,103	1,510,443

		8,069,493

Oil, Gas & Consumable Fuels — 12.8%
Bharat Petroleum Corp. Ltd.	813,934	3,409,536
Coal India Ltd.	2,112,568	3,910,909
Indian Oil Corp. Ltd.	2,573,101	2,777,135
Oil & Natural Gas Corp. Ltd.	3,646,281	3,291,961
Reliance Industries Ltd.	3,292,983	48,479,831

		61,869,372

Pharmaceuticals — 2.7%
Cipla Ltd.	514,423	2,875,349
Dr. Reddy’s Laboratories Ltd.	123,886	5,110,520
Sun Pharmaceutical Industries Ltd.	1,094,938	5,099,013

		13,084,882

Textiles, Apparel & Luxury Goods — 1.1%
Titan Co. Ltd.	426,190	5,260,106

Thrifts & Mortgage Finance — 7.9%
Housing Development Finance Corp. Ltd.	1,761,322	38,022,041

Tobacco — 4.1%
ITC Ltd.	8,854,999	20,097,531

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	778,835	2,587,151

Wireless Telecommunication Services — 2.7%
Bharti Airtel Ltd.(a)	2,282,416	13,302,057

Total Common Stocks — 98.9% (Cost: $390,675,913)		478,738,761

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(b)(c)	1,930,000	1,930,000

Total Short-Term Investments — 0.4% (Cost: $1,930,000)		1,930,000

Total Investments in Securities — 99.3% (Cost: $392,605,913)		480,668,761

Other Assets, Less Liabilities — 0.7%		3,171,970

Net Assets — 100.0%		$483,840,731

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (continued) March 31, 2020	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,029	(b)	$(517)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	425,261	1,504,739	1,930,000	1,930,000	125,376		—	—

				$1,930,000	$126,405		$(517)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI India NTR Index	107	06/19/20	$5,107	$41,646

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$41,646

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(601,248)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$32,410

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,642,514

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (continued) March 31, 2020	iShares® India 50 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$478,375,243	$363,518	$—	$478,738,761
Money Market Funds	1,930,000	—	—	1,930,000

	$480,305,243	$363,518	$—	$480,668,761

Derivative financial instruments(a)
Assets
Futures Contracts	$41,646	$—	$—	$41,646

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

SCHEDULE OF INVESTMENTS	9

Consolidated Statement of Assets and Liabilities

March 31, 2020

iShares India 50 ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$478,738,761
Affiliated(b)	1,930,000
Cash	5,903
Foreign currency, at value(c)	199,142
Cash pledged:
Futures contracts	303,000
Receivables:
Investments sold	5,516,736
Variation margin on futures contracts	150,976
Dividends	1,652

Total assets	486,846,170

LIABILITIES
Payables:
Capital shares redeemed	2,581,878
Investment advisory fees	423,561

Total liabilities	3,005,439

NET ASSETS	$483,840,731

NET ASSETS CONSIST OF:
Paid-in capital	$504,537,230
Accumulated loss	(20,696,499)

NET ASSETS	$483,840,731

Shares outstanding	18,700,000

Net asset value	$25.87

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$390,675,913
(b) Investments, at cost — Affiliated	$1,930,000
(c) Foreign currency, at cost	$199,459

See notes to consolidated financial statements.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations

Year Ended March 31, 2020

iShares India 50 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,141,408
Dividends — Affiliated	125,376
Interest — Unaffiliated	702
Securities lending income — Affiliated — net	1,029

Total investment income	11,268,515

EXPENSES
Investment advisory fees	6,955,615
Mauritius income taxes	318,907

Total expenses	7,274,522

Net investment income	3,993,993

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	20,941,268
Investments — Affiliated	(517)
In-kind redemptions — Unaffiliated	2,519,307
Futures contracts	(601,248)
Foreign currency transactions	(289,737)

Net realized gain	22,569,073

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(253,076,104)
Futures contracts	32,410
Foreign currency translations	5

Net change in unrealized appreciation (depreciation)	(253,043,689)

Net realized and unrealized loss	(230,474,616)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(226,480,623)

(a) Net of deferred foreign capital gain tax of	$(8,076,698)

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	11

Consolidated Statement of Changes in Net Assets

	iShares India 50 ETF
	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,993,993	$3,674,642
Net realized gain	22,569,073	32,418,561
Net change in unrealized appreciation (depreciation)	(253,043,689)	21,089,899

Net increase (decrease) in net assets resulting from operations	(226,480,623)	57,183,102

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,592,617)	(4,630,774)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(112,630,622)	(344,139,774)

NET ASSETS
Total decrease in net assets	(344,703,862)	(291,587,446)
Beginning of year	828,544,593	1,120,132,039

End of year	$483,840,731	$828,544,593

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares India 50 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$37.92	$35.00	$32.27	$26.81	$31.06

Net investment income(a)	0.19	0.16	0.15	0.12	0.18
Net realized and unrealized gain (loss)(b)	(12.01)	2.97	2.68	5.47	(4.27)

Net increase (decrease) from investment operations	(11.82)	3.13	2.83	5.59	(4.09)

Distributions(c)
From net investment income	(0.23)	(0.21)	(0.10)	(0.13)	(0.16)

Total distributions	(0.23)	(0.21)	(0.10)	(0.13)	(0.16)

Net asset value, end of year	$25.87	$37.92	$35.00	$32.27	$26.81

Total Return
Based on net asset value	(31.41)%	9.04%	8.76%	20.94%	(13.22)%

Ratios to Average Net Assets
Total expenses	0.93%	0.94%	0.92%	0.93%	0.94%

Net investment income	0.51%	0.45%	0.42%	0.43%	0.62%

Supplemental Data
Net assets, end of year (000)	$483,841	$828,545	$1,120,132	$846,994	$714,535

Portfolio turnover rate(d)	26%	24%	14%	11%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Consolidated Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for the Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Fund as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. The Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements  (continued)

in its consolidated schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the consolidated schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the consolidated statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its consolidated statement of operations. For the year ended March 31, 2020, the Fund paid BTC $392 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
India 50	$204,794,670	$313,537,939

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
India 50	$2,610,832	$5,099,039

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
India 50	$853,137	$(853,137)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
India 50
Ordinary income	$5,592,617	$4,630,774

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Qualified Late-Year Losses	(c)	Total
India 50	$(79,418,544)		$59,029,678		$(307,633)		$(20,696,499)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
(c)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2020, the Fund utilized $20,506,313 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India 50	$421,680,411	$123,377,775	$(64,347,779)	$59,029,996

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (continued)

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
India 50
Shares sold	3,500,000	$133,151,069	4,250,000	$157,551,334
Shares redeemed	(6,650,000)	(245,781,691)	(14,400,000)	(501,691,108)

Net decrease	(3,150,000)	$(112,630,622)	(10,150,000)	$(344,139,774)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements  (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares India 50 ETF

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of iShares India 50 ETF and its subsidiary (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of March 31, 2020, the related consolidated statement of operations for the year ended March 31, 2020, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the consolidated financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21

Important Tax Information  (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
India 50	$10,803,215

For the fiscal year ended March 31, 2020, the Fund earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
India 50	$11,141,406	$318,907

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Trust, on behalf of iShares India 50 ETF, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs that redeem in-kind generally do not hold more than de minimus amounts of cash, and that ETFs generally do not borrow.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. An ETF does not utilize custom baskets. Therefore, the composition of baskets will not have an effect on the overall liquidity of an ETF’s portfolio.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	23

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
India 50(a)	$0.115298	$—	$0.109757	$0.225055	51%	—%	49%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares India 50 ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	3	0.23%
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	16	1.21
Greater than 1.0% and Less than 1.5%	71	5.38
Greater than 0.5% and Less than 1.0%	199	15.07
Greater than 0.0% and Less than 0.5%	408	30.91
At NAV	14	1.06
Less than 0.0% and Greater than –0.5%	357	27.04
Less than –0.5% and Greater than –1.0%	152	11.52
Less than –1.0% and Greater than –1.5%	55	4.17
Less than –1.5% and Greater than –2.0%	22	1.67
Less than –2.0% and Greater than –2.5%	5	0.38
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	3	0.23
Less than –4.5% and Greater than –5.0%	2	0.15
Less than –6.0%	2	0.15

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares India 50 ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

SUPPLEMENTAL INFORMATION	25

Supplemental Information  (unaudited) (continued)

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019 is USD 65 thousand. This figure is comprised of fixed remuneration of USD 30.05 thousand and variable remuneration of USD 34.95 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 8.29 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.97 thousand.

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015);Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	27

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	29

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-307-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Russell Top 200 ETF | IWL | NYSE Arca
•	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
•	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
•	iShares Russell 1000 ETF | IWB | NYSE Arca
•	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
•	iShares Russell 1000 Value ETF | IWD | NYSE Arca
•	iShares Russell 2000 ETF | IWM | NYSE Arca
•	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
•	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.

In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%–0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.
While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Russell Top 200 ETF

Investment Objective

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.24)%	7.77%	10.80%	(4.24)%	45.39%	178.89%
Fund Market	(4.26)	7.76	10.79	(4.26)	45.32	178.72
Index	(4.08)	7.93	10.98	(4.08)	46.46	183.44

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$902.90	$0.71		$1,000.00	$1,024.30	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell Top 200 ETF

Portfolio Management Commentary

Large-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020 to their lowest levels in 21 years. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in industries disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft and global air traffic declined.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams. Equipment upgrades related to 5G compatibility and anticipation of new mobile phone offerings drove solid performance in the technology hardware and equipment industry.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	26.8%
Health Care	16.4
Communication Services	12.3
Financials	11.0
Consumer Discretionary	10.2
Consumer Staples	8.1
Industrials	7.0
Energy	2.6
Utilities	2.1
Real Estate	1.8
Materials	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Microsoft Corp.	6.8%
Apple Inc.	5.9
Amazon. com Inc.	4.6
Facebook Inc., Class A	2.3
Berkshire Hathaway Inc., Class B	2.0
Johnson & Johnson	2.0
Alphabet Inc., Class C	2.0
Alphabet Inc., Class A	2.0
JPMorgan Chase & Co.	1.6
Visa Inc., Class A	1.6

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.55%	11.74%	13.43%	3.55%	74.17%	252.56%
Fund Market	3.59	11.74	13.42	3.59	74.23	252.30
Index	3.72	11.94	13.65	3.72	75.72	259.45

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$971.70	$0.99		$1,000.00	$1,024.00	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell Top 200 Growth ETF

Portfolio Management Commentary

Growth-oriented large-capitalization U.S. stocks advanced during the reporting period despite high market volatility and economic uncertainty caused by the coronavirus pandemic. Information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. Despite concerns about possible regulatory and political obstacles, the largest information technology companies posted solid earnings growth. Continued growth in cloud computing services for businesses, a reduction of trade tensions between the U.S. and China, and the expansion of services available for mobile customers all helped to power the sector’s growth. The software and services industry was the top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams. Equipment upgrades related to 5G compatibility and anticipation of new mobile phone offerings drove solid performance in the technology hardware and equipment industry.

On the downside, stocks in the industrials sector detracted the most from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. The initial outbreak of the coronavirus in China, which is an important center of manufacturing activity, caused supply chain disruptions as factories closed or reduced production. Subsequent restrictions on movement and activity in developed countries worldwide hindered demand for industrial products. Within the sector, aerospace and defense companies were the largest detractors as travel restrictions led to a sharp decrease in orders for new aircraft, and global air traffic declined. Industrial conglomerates also detracted from the Index’s performance amid declines in factory orders and employment.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	40.8%
Health Care	14.7
Consumer Discretionary	14.3
Communication Services	13.4
Industrials	6.0
Consumer Staples	4.9
Financials	2.6
Real Estate	2.4
Materials	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Microsoft Corp.	11.4%
Apple Inc.	10.0
Amazon. com Inc.	7.8
Facebook Inc., Class A	3.8
Alphabet Inc., Class C	3.3
Alphabet Inc., Class A	3.3
Visa Inc., Class A	2.6
UnitedHealth Group Inc.	2.3
Mastercard Inc., Class A	2.1
Merck & Co. Inc.	1.8

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(13.72)%	3.01%	7.68%	(13.72)%	16.01%	109.64%
Fund Market	(13.74)	3.02	7.69	(13.74)	16.03	109.77
Index	(13.58)	3.22	7.91	(13.58)	17.16	114.17

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$817.50	$0.91		$1,000.00	$1,024.00	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell Top 200 Value ETF

Portfolio Management Commentary

Value-oriented large-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020. A disagreement between Saudi Arabia and Russia, the second and third largest oil producers in the world, raised expectations for a large increase in oil production. Meanwhile, the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Oil prices declined below the costs of producing oil with hydraulic fracturing, or fracking, which meant many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs due to increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured banks’ profitability.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the industrials sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	23.4%
Health Care	18.8
Consumer Staples	12.9
Communication Services	10.7
Industrials	8.3
Energy	6.5
Information Technology	6.3
Utilities	5.1
Consumer Discretionary	4.1
Materials	2.9
Real Estate	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	5.0%
Johnson & Johnson	4.1
JPMorgan Chase & Co.	3.9
Procter &Gamble Co. (The)	3.5
Intel Corp.	3.2
Verizon Communications Inc.	3.1
AT&T Inc.	3.0
Pfizer Inc.	2.5
Bank of America Corp.	2.4
Walt Disney Co. (The)	2.4

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® Russell 1000 ETF

Investment Objective

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.15)%	6.09%	10.25%	(8.15)%	34.40%	165.40%
Fund Market	(8.16)	6.10	10.25	(8.16)	34.44	165.35
Index	(8.03)	6.22	10.39	(8.03)	35.23	168.77

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$869.30	$0.70		$1,000.00	$1,024.30	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 1000 ETF

Portfolio Management Commentary

Large- and mid-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020, as the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the industrials sector, the capital goods industry was the largest detractor amid declines in factory orders and employment. Aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft and global air traffic declined.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	25.1%
Health Care	15.3
Financials	11.1
Communication Services	10.3
Consumer Discretionary	10.1
Industrials	8.7
Consumer Staples	7.3
Real Estate	3.6
Utilities	3.5
Materials	2.5
Energy	2.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Microsoft Corp.	5.1%
Apple Inc.	4.5
Amazon. com Inc.	3.5
Facebook Inc., Class A	1.7
Berkshire Hathaway Inc., Class B	1.5
Alphabet Inc., Class C	1.5
Johnson & Johnson	1.5
Alphabet Inc., Class A	1.5
JPMorgan Chase & Co.	1.2
Visa Inc., Class A	1.2

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® Russell 1000 Growth ETF

Investment Objective

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.68%	10.16%	12.75%	0.68%	62.21%	232.14%
Fund Market	0.66	10.15	12.75	0.66	62.18	232.06
Index	0.91	10.36	12.97	0.91	63.71	238.48

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$949.10	$0.93		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 1000 Growth ETF

Portfolio Management Commentary

Growth-oriented large- and mid-capitalization U.S. stocks advanced modestly during the reporting period despite high market volatility and the economic uncertainty caused by the coronavirus pandemic. Information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. Despite concerns about possible regulatory and political obstacles, the largest information technology companies posted solid earnings growth. Continued growth in cloud computing services for businesses, a reduction of trade tensions between the U.S. and China, and the expansion of services available for mobile customers all helped to power the sector’s growth. The software and services industry was a top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams. The technology hardware and equipment industry also helped the Index’s performance, as equipment upgrades related to 5G compatibility and anticipation of new mobile phone offerings drove solid performance in the industry.

On the downside, stocks in the industrials sector detracted the most from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, the capital goods industry was the largest detractor amid declines in factory orders and employment. Aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft and global air traffic declined.

Consumer discretionary stocks detracted modestly from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. The hotels, restaurants, and leisure industry was among the hardest hit by the coronavirus, as stay-at-home orders in the U.S. and Europe and worldwide travel restrictions led to a sharp decrease in revenues for travel and hospitality businesses.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	39.8%
Health Care	15.1
Consumer Discretionary	14.1
Communication Services	11.7
Industrials	8.0
Consumer Staples	4.6
Financials	2.9
Real Estate	2.5
Materials	1.2
Energy	0.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Microsoft Corp.	9.2%
Apple Inc.	8.1
Amazon. com Inc.	6.3
Facebook Inc., Class A	3.1
Alphabet Inc., Class C	2.7
Alphabet Inc., Class A	2.7
Visa Inc., Class A	2.1
UnitedHealth Group Inc.	1.8
Mastercard Inc., Class A	1.7
Merck & Co. Inc.	1.4

(a)	Excludes money market funds.

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® Russell 1000 Value ETF

Investment Objective

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(17.30)%	1.74%	7.47%	(17.30)%	9.02%	105.59%
Fund Market	(17.24)	1.76	7.48	(17.24)	9.10	105.70
Index	(17.17)	1.90	7.67	(17.17)	9.89	109.31

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$786.50	$0.85		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 1000 Value ETF

Portfolio Management Commentary

Value-oriented large- and mid-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020. A disagreement between Saudi Arabia and Russia, the second and third largest oil producers in the world, raised expectations for a large increase in oil production. Meanwhile, the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Oil prices declined below the costs of producing oil with hydraulic fracturing, or fracking, which meant many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs due to increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured banks’ profitability.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the industrials sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	21.3%
Health Care	15.5
Consumer Staples	10.6
Industrials	9.5
Communication Services	8.6
Utilities	7.8
Information Technology	6.8
Energy	5.4
Consumer Discretionary	5.2
Real Estate	5.1
Materials	4.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	3.5%
Johnson & Johnson	2.9
JPMorgan Chase & Co.	2.7
Procter &Gamble Co. (The)	2.4
Intel Corp.	2.2
Verizon Communications Inc.	2.2
AT&T Inc.	2.1
Pfizer Inc.	1.8
Bank of America Corp.	1.6
Walt Disney Co. (The)	1.6

(a)	Excludes money market funds.

FUND SUMMARY	15

Fund Summary as of March 31, 2020	iShares® Russell 2000 ETF

Investment Objective

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(24.04)%	(0.24)%	6.91%	(24.04)%	(1.21)%	95.05%
Fund Market	(24.16)	(0.27)	6.90	(24.16)	(1.34)	94.86
Index	(23.99)	(0.25)	6.90	(23.99)	(1.23)	94.94

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$762.60	$0.84		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 2000 ETF

Portfolio Management Commentary

Small-capitalization U.S. stocks declined sharply for the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Financials sector stocks detracted the most from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns. Bank profits were boosted by increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies that were disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured banks’ profitability.

Consumer discretionary stocks detracted significantly from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. Restrictions on social contact affected retailers, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. The hotels, restaurants, and leisure industry also detracted, as stay-at-home orders and worldwide travel restrictions led to a sharp decrease in revenues.

Stocks in the industrials sector also weighed on the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. The capital goods industry, which produces heavy equipment and machinery, was the sector’s largest detractor amid declines in factory orders and employment.

The energy sector also detracted from the Index’s return. Already low oil prices declined rapidly in February 2020, as a disagreement between Saudi Arabia and Russia raised expectations of large oil production increases, while the coronavirus outbreak precipitated a steep drop in demand for energy. Oil, gas, and consumable fuels stocks led the sector’s decline amid concerns about credit downgrades and defaults as oil prices fell below the costs of production.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care	21.3%
Financials	16.6
Industrials	15.3
Information Technology	15.1
Consumer Discretionary	8.8
Real Estate	7.6
Utilities	4.5
Materials	3.4
Consumer Staples	3.4
Communication Services	2.3
Energy	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Teladoc Health Inc.	0.8%
Novocure Ltd.	0.4
Amedisys Inc.	0.4
Generac Holdings Inc.	0.4
Lumentum Holdings Inc.	0.4
Repligen Corp.	0.4
Haemonetics Corp.	0.4
ACADIA Pharmaceuticals Inc.	0.3
Trex Co. Inc.	0.3
Rexford Industrial Realty Inc.	0.3

(a)	Excludes money market funds.

FUND SUMMARY	17

Fund Summary as of March 31, 2020	iShares® Russell 2000 Growth ETF

Investment Objective

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(18.61)%	1.75%	8.96%	(18.61)%	9.09%	135.94%
Fund Market	(18.80)	1.72	8.95	(18.80)	8.89	135.58
Index	(18.58)	1.70	8.89	(18.58)	8.80	134.30

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$826.70	$1.10		$1,000.00	$1,023.80	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 2000 Growth ETF

Portfolio Management Commentary

Growth-oriented small-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Consumer discretionary stocks detracted the most from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on the consumer discretionary spending that provides the sector’s revenues. The hotels, restaurants, and leisure industry was among the hardest hit by the coronavirus, as stay-at-home orders in the U.S. and Europe and worldwide travel restrictions led to a sharp decrease in revenues for businesses related to travel and hospitality. Restrictions on social contact also affected retailers and apparel brands, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well.

The industrials sector detracted meaningfully from the Index’s performance. Factories closed or reduced production, and restrictions on movement and activity hindered demand, driving an abrupt slowdown in industrial activity. Commercial and professional services stocks were leading sector detractors, as investors anticipated sharply lower demand for employment services, outsourcing, and office supplies. The capital goods industry, which produces heavy equipment and machinery, also detracted amid declines in factory orders and employment.

Healthcare stocks detracted from the Index’s return, driven by concerns about supply chain disruptions and delayed development schedules in the pharmaceuticals, biotechnology, and life sciences industry. Healthcare equipment and supplies declined, as hospitals deferred elective procedures to save capacity for a surge in coronavirus patients, leading to anticipated lower demand for the medical equipment used for elective procedures.

Information technology stocks also detracted from the Index’s performance despite a generally favorable environment prior to the coronavirus outbreak. Despite relatively strong revenue growth, small-capitalization application software stocks declined, as several companies reported earnings that fell short of investors’ relatively high expectations for growth.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care	33.9%
Information Technology	18.2
Industrials	17.5
Consumer Discretionary	9.5
Financials	5.9
Real Estate	4.4
Consumer Staples	3.4
Materials	2.7
Communication Services	2.3
Utilities	1.9
Energy	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Teladoc Health Inc.	1.4%
Novocure Ltd.	0.7
Amedisys Inc.	0.7
Generac Holdings Inc.	0.7
Repligen Corp.	0.6
Haemonetics Corp.	0.6
ACADIA Pharmaceuticals Inc.	0.6
Trex Co. Inc.	0.6
Five9 Inc.	0.6
Science Applications International Corp.	0.5

(a)	Excludes money market funds.

FUND SUMMARY	19

Fund Summary as of March 31, 2020	iShares® Russell 2000 Value ETF

Investment Objective

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(29.79)%	(2.53)%	4.66%	(29.79)%	(12.03)%	57.77%
Fund Market	(29.95)	(2.57)	4.65	(29.95)	(12.21)	57.51
Index	(29.64)	(2.42)	4.79	(29.64)	(11.55)	59.65

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 22 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$697.40	$1.02		$1,000.00	$1,023.80	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 22 for more information.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 2000 Value ETF

Portfolio Management Commentary

Value-oriented small-capitalization U.S. stocks declined sharply during the reporting period due to high market volatility and economic uncertainty caused by the coronavirus pandemic. Financials sector stocks detracted the most from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, as bank profits were boosted by increased deposits, higher trading revenues, and a rise in consumer lending. Following the outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured profitability, particularly for banks that already had low deposit costs. Mortgage real estate investment trusts, which rely heavily on short-term borrowing, struggled when liquidity in funding markets decreased.

The energy sector detracted significantly from the Index’s return, as already low oil prices declined to their lowest levels in 21 years. The oil, gas, and consumable fuels industry drove the sector’s performance amid concerns about credit downgrades and defaults. Oil prices declined below the costs of shale oil production, constraining the ability of producers to repay debt. Energy equipment and services stocks were also key detractors, as low oil prices caused producers to postpone new drilling and reduce the number of active wells.

Consumer discretionary stocks detracted meaningfully from the Index’s return, as massive layoffs and store closures weighed on consumer discretionary spending. Restrictions on social contact affected retailers and apparel brands, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. Hotels, restaurants, and leisure companies were among the hardest hit by the coronavirus, as stay-at-home orders in the U.S. and Europe and worldwide travel restrictions led to a sharp decrease in revenues.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	29.6%
Industrials	12.5
Real Estate	11.5
Information Technology	11.4
Consumer Discretionary	7.8
Utilities	7.6
Health Care	6.1
Materials	4.3
Energy	3.5
Consumer Staples	3.5
Communication Services	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Lumentum Holdings Inc.	0.9%
Rexford Industrial Realty Inc.	0.7
Tech Data Corp.	0.7
ONE Gas Inc.	0.7
Portland General Electric Co.	0.7
FTI Consulting Inc.	0.6
Black Hills Corp.	0.6
Cirrus Logic Inc.	0.6
Spire Inc.	0.6
Healthcare Realty Trust Inc.	0.6

(a)	Excludes money market funds.

FUND SUMMARY	21

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Boeing Co. (The)	11,057	$1,649,041
General Dynamics Corp.	5,325	704,551
Lockheed Martin Corp.	5,160	1,748,982
Northrop Grumman Corp.	3,251	983,590
Raytheon Co.	5,846	766,703
United Technologies Corp.	16,937	1,597,667

		7,450,534

Air Freight & Logistics — 0.5%
FedEx Corp.	5,037	610,787
United Parcel Service Inc., Class B	14,576	1,361,690

		1,972,477

Airlines — 0.2%
Delta Air Lines Inc.	12,044	343,615
Southwest Airlines Co.	9,651	343,672

		687,287

Automobiles — 0.7%
Ford Motor Co.	81,372	393,027
General Motors Co.	25,885	537,890
Tesla Inc.(a)	3,008	1,576,192

		2,507,109

Banks — 4.4%
Bank of America Corp.	166,911	3,543,521
Citigroup Inc.	44,119	1,858,292
JPMorgan Chase & Co.	65,117	5,862,484
PNC Financial Services Group Inc. (The)	9,027	864,064
Truist Financial Corp.	28,079	865,956
U.S. Bancorp.	29,197	1,005,837
Wells Fargo & Co.	77,783	2,232,372

		16,232,526

Beverages — 2.2%
Coca-Cola Co. (The)	80,043	3,541,903
Constellation Brands Inc., Class A	3,316	475,382
Keurig Dr Pepper Inc.	4,990	121,107
Monster Beverage Corp.(a)	7,954	447,492
PepsiCo Inc.	29,251	3,513,045

		8,098,929

Biotechnology —2.8%
AbbVie Inc.	30,882	2,352,900
Alexion Pharmaceuticals Inc.(a)	4,431	397,860
Amgen Inc.	12,314	2,496,417
Biogen Inc.(a)	3,613	1,143,081
Gilead Sciences Inc.	26,632	1,991,008
Regeneron Pharmaceuticals Inc.(a)	1,698	829,116
Vertex Pharmaceuticals Inc.(a)	5,411	1,287,547

		10,497,929

Building Products — 0.1%
Johnson Controls International PLC	15,882	428,179

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	16,788	565,420
BlackRock Inc.(b)	2,488	1,094,645
Charles Schwab Corp. (The)	24,107	810,477
CME Group Inc.	7,392	1,278,151
Goldman Sachs Group Inc. (The)	6,652	1,028,333
Intercontinental Exchange Inc.	11,468	926,041
Moody’s Corp.	3,391	717,196
Morgan Stanley	24,429	830,586

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	5,131	$1,257,352
TD Ameritrade Holding Corp.	5,555	192,536

		8,700,737

Chemicals — 1.7%
Air Products & Chemicals Inc.	4,598	917,807
Dow Inc.(a)	15,608	456,378
DuPont de Nemours Inc.	15,592	531,687
Ecolab Inc.	5,247	817,640
Linde PLC	11,213	1,939,849
LyondellBasell Industries NV, Class A	5,523	274,107
PPG Industries Inc.	4,922	411,479
Sherwin-Williams Co. (The)	1,735	797,267

		6,146,214

Commercial Services & Supplies — 0.2%
Waste Management Inc.	8,855	819,619

Communications Equipment — 1.0%
Cisco Systems Inc.	89,456	3,516,515

Consumer Finance — 0.5%
American Express Co.	13,823	1,183,387
Capital One Financial Corp.	9,517	479,847

		1,663,234

Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	40,845	7,467,691

Diversified Telecommunication Services — 2.5%
AT&T Inc.	152,454	4,444,034
Verizon Communications Inc.	86,424	4,643,562

		9,087,596

Electric Utilities — 1.7%
American Electric Power Co. Inc.	10,309	824,514
Duke Energy Corp.	15,193	1,228,810
Exelon Corp.	20,205	743,746
NextEra Energy Inc.	10,191	2,452,158
Southern Co. (The)	21,702	1,174,946

		6,424,174

Electrical Equipment — 0.3%
Eaton Corp. PLC	8,656	672,485
Emerson Electric Co.	12,865	613,017

		1,285,502

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	29,001	391,224

Entertainment — 2.3%
Activision Blizzard Inc.	15,833	941,747
Electronic Arts Inc.(a)	5,951	596,112
Netflix Inc.(a)	8,798	3,303,649
Walt Disney Co. (The)	36,454	3,521,456

		8,362,964

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	9,171	1,996,985
Crown Castle International Corp.	8,642	1,247,905
Equinix Inc.	1,777	1,109,861
Prologis Inc.	15,276	1,227,732
Public Storage	3,082	612,116
Simon Property Group Inc.	6,403	351,269

		6,545,868

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing —1.9%
Costco Wholesale Corp.	9,175	$2,616,068
Sysco Corp.	9,752	444,984
Walgreens Boots Alliance Inc.	15,758	720,928
Walmart Inc.	29,018	3,297,025

		7,079,005

Food Products — 0.7%
General Mills Inc.	12,702	670,285
Kraft Heinz Co. (The)	12,946	320,284
Mondelez International Inc., Class A	29,679	1,486,324

		2,476,893

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	35,958	2,837,446
Baxter International Inc.	10,046	815,635
Becton Dickinson and Co.	5,594	1,285,333
Boston Scientific Corp.(a)	28,983	945,715
Danaher Corp.	12,867	1,780,921
Edwards Lifesciences Corp.(a)	4,317	814,273
Intuitive Surgical Inc.(a)	2,391	1,184,047
Medtronic PLC	28,029	2,527,655
Stryker Corp.	7,161	1,192,235

		13,383,260

Health Care Providers & Services — 2.8%
Anthem Inc.	5,284	1,199,679
Cigna Corp.(a)	7,644	1,354,364
CVS Health Corp.	27,104	1,608,080
HCA Healthcare Inc.	5,604	503,520
Humana Inc.	2,752	864,183
UnitedHealth Group Inc.	19,730	4,920,268

		10,450,094

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	8,136	107,151
Las Vegas Sands Corp.	6,957	295,464
Marriott International Inc./MD, Class A	5,724	428,212
McDonald’s Corp.	15,737	2,602,113
Starbucks Corp.	24,645	1,620,162
Yum! Brands Inc.	6,367	436,331

		5,489,433

Household Products — 2.1%
Colgate-Palmolive Co.	17,547	1,164,419
Kimberly-Clark Corp.	7,114	909,667
Procter & Gamble Co. (The)	50,806	5,588,660

		7,662,746

Industrial Conglomerates — 1.5%
3M Co.	11,682	1,594,710
General Electric Co.	180,671	1,434,528
Honeywell International Inc.	15,017	2,009,124
Roper Technologies Inc.	2,145	668,832

		5,707,194

Insurance — 1.8%
Aflac Inc.	15,143	518,496
Allstate Corp. (The)	6,613	606,610
American International Group Inc.	18,100	438,925
Aon PLC	4,814	794,503
Chubb Ltd.	9,408	1,050,779
Marsh & McLennan Companies Inc.	10,565	913,450
MetLife Inc.	16,173	494,409
Progressive Corp. (The)	12,154	897,451
Prudential Financial Inc.	8,283	431,876

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	5,303	$526,853

		6,673,352

Interactive Media & Services — 6.2%
Alphabet Inc., Class A(a)	6,247	7,258,701
Alphabet Inc., Class C, NVS(a)	6,254	7,272,214
Facebook Inc., Class A(a)	49,906	8,324,321

		22,855,236

Internet & Direct Marketing Retail — 5.1%
Amazon.com Inc.(a)	8,732	17,024,955
Booking Holdings Inc.(a)	867	1,166,392
eBay Inc.	15,746	473,325

		18,664,672

IT Services — 5.5%
Accenture PLC, Class A	13,303	2,171,848
Automatic Data Processing Inc.	9,084	1,241,601
Cognizant Technology Solutions Corp., Class A	11,567	537,518
Fidelity National Information Services Inc.	12,737	1,549,328
International Business Machines Corp.	18,517	2,054,091
Mastercard Inc., Class A	18,512	4,471,759
PayPal Holdings Inc.(a)	24,524	2,347,928
Visa Inc., Class A	35,782	5,765,196

		20,139,269

Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	3,069	838,206
Thermo Fisher Scientific Inc.	8,327	2,361,537

		3,199,743

Machinery — 0.8%
Caterpillar Inc.	11,187	1,298,139
Deere & Co.	5,910	816,526
Illinois Tool Works Inc.	6,678	949,077

		3,063,742

Media — 1.2%
Charter Communications Inc., Class A(a)	3,126	1,363,905
Comcast Corp., Class A	94,054	3,233,577

		4,597,482

Metals & Mining — 0.0%
Southern Copper Corp.	1,679	47,281

Multi-Utilities — 0.3%
Dominion Energy Inc.	17,153	1,238,275

Multiline Retail — 0.3%
Target Corp.	10,220	950,153

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	39,805	2,884,270
ConocoPhillips	22,803	702,332
EOG Resources Inc.	12,099	434,596
Exxon Mobil Corp.	88,394	3,356,320
Kinder Morgan Inc./DE	40,774	567,574
Marathon Petroleum Corp.	13,342	315,138
Occidental Petroleum Corp.	18,691	216,442
Phillips 66	9,170	491,971
Valero Energy Corp.	8,511	386,059

		9,354,702

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	4,539	723,244

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 6.2%
Allergan PLC	6,842	$1,211,718
Bristol-Myers Squibb Co.	48,829	2,721,728
Eli Lilly & Co.	17,764	2,464,222
Johnson & Johnson	55,476	7,274,568
Merck & Co. Inc.	53,182	4,091,823
Pfizer Inc.	116,175	3,791,952
Zoetis Inc.	9,988	1,175,488

		22,731,499

Road & Rail — 1.2%
CSX Corp.	15,362	880,243
Norfolk Southern Corp.	5,408	789,568
Uber Technologies Inc.(a)	19,674	549,298
Union Pacific Corp.	14,495	2,044,375

		4,263,484

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices Inc.	7,681	688,602
Applied Materials Inc.	19,269	882,906
Broadcom Inc.	8,070	1,913,397
Intel Corp.	89,375	4,836,975
Micron Technology Inc.(a)	23,059	969,861
NVIDIA Corp.	12,185	3,211,966
QUALCOMM Inc.	23,853	1,613,655
Texas Instruments Inc.	19,576	1,956,230

		16,073,592

Software — 9.8%
Adobe Inc.(a)	10,046	3,197,039
Autodesk Inc.(a)	4,598	717,748
Intuit Inc.	5,198	1,195,540
Microsoft Corp.	157,948	24,909,979
Oracle Corp.	41,901	2,025,075
salesforce.com Inc.(a)	17,535	2,524,689
ServiceNow Inc.(a)	3,892	1,115,370
VMware Inc., Class A(a)	1,588	192,307
Workday Inc., Class A(a)	3,473	452,254

		36,330,001

Specialty Retail — 2.0%
Home Depot Inc. (The)	22,772	4,251,760
Lowe’s Companies Inc.	16,123	1,387,384

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	7,412	$644,622
TJX Companies Inc. (The)	25,318	1,210,454

		7,494,220

Technology Hardware, Storage & Peripherals — 6.1%
Apple Inc.	86,084	21,890,300
Dell Technologies Inc., Class C(a)	3,119	123,357
HP Inc.	30,216	524,550

		22,538,207

Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B	24,404	2,019,187
VF Corp.	6,447	348,654

		2,367,841

Tobacco — 1.0%
Altria Group Inc.	39,066	1,510,682
Philip Morris International Inc.	32,453	2,367,771

		3,878,453

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	6,574	551,559

Total Common Stocks — 99.7% (Cost: $408,101,653)		368,270,940

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(b)(c)	625,000	625,000

Total Short-Term Investments — 0.2% (Cost: $625,000)		625,000

Total Investments in Securities — 99.9% (Cost: $408,726,653)		368,895,940

Other Assets, Less Liabilities — 0.1%		347,527

Net Assets — 100.0%		$369,243,467

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$5,516	(c)	$(3,586)		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	234,377	390,623	(b)	—	625,000	625,000	10,053		—		—
BlackRock Inc.	1,351	1,556		(419)	2,488	1,094,645	23,010		16,665		(40,646)

						$1,719,645	$38,579		$13,079		$(40,646)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	06/19/20	$ 899	$(22,395)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$22,395

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(130,785)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(27,762)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$390,269

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$368,270,940	$—	$—	$368,270,940
Money Market Funds	625,000	—	—	625,000

	$368,895,940	$—	$—	$368,895,940

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,395)	$—	$—	$(22,395)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)	84,694	$12,631,263
General Dynamics Corp.	2,704	357,766
Lockheed Martin Corp.	39,568	13,411,574
Northrop Grumman Corp.	24,967	7,553,766
Raytheon Co.	27,836	3,650,691

		37,605,060

Air Freight & Logistics — 0.6%
United Parcel Service Inc., Class B	111,742	10,438,938

Airlines — 0.1%
Delta Air Lines Inc.	18,442	526,150
Southwest Airlines Co.	44,574	1,587,280

		2,113,430

Automobiles — 0.7%
Tesla Inc.(a)(b)	23,084	12,096,016

Beverages — 2.7%
Coca-Cola Co. (The)	418,414	18,514,820
Monster Beverage Corp.(a)	60,855	3,423,702
PepsiCo Inc.	188,302	22,615,070

		44,553,592

Biotechnology — 3.2%
AbbVie Inc.	236,654	18,030,668
Alexion Pharmaceuticals Inc.(a)	25,703	2,307,872
Amgen Inc.	86,824	17,601,830
Biogen Inc.(a)(b)	9,559	3,024,276
Gilead Sciences Inc.	29,455	2,202,056
Regeneron Pharmaceuticals Inc.(a)	2,668	1,302,758
Vertex Pharmaceuticals Inc.(a)	41,505	9,876,115

		54,345,575

Capital Markets — 1.4%
Charles Schwab Corp. (The)	110,454	3,713,463
Intercontinental Exchange Inc.	35,087	2,833,275
Moody’s Corp.	26,075	5,514,863
S&P Global Inc.	39,331	9,638,062
TD Ameritrade Holding Corp.	37,668	1,305,573

		23,005,236

Chemicals — 0.9%
Air Products & Chemicals Inc.	5,067	1,011,424
Ecolab Inc.	40,456	6,304,259
PPG Industries Inc.	12,084	1,010,222
Sherwin-Williams Co. (The)	13,227	6,078,071

		14,403,976

Commercial Services & Supplies — 0.3%
Waste Management Inc.	53,314	4,934,744

Communications Equipment — 1.6%
Cisco Systems Inc.	685,645	26,952,705

Consumer Finance — 0.3%
American Express Co.	59,004	5,051,332

Electrical Equipment — 0.0%
Emerson Electric Co.	8,374	399,021

Entertainment — 1.8%
Activision Blizzard Inc.	6,423	382,040
Electronic Arts Inc.(a)	41,270	4,134,016

Security	Shares	Value

Entertainment (continued)
Netflix Inc.(a)	67,405	$25,310,577

		29,826,633

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	70,284	15,304,341
Crown Castle International Corp.	66,291	9,572,420
Equinix Inc.	13,580	8,481,661
Public Storage.	18,003	3,575,576
Simon Property Group Inc.	43,822	2,404,075

		39,338,073

Food & Staples Retailing —1.4%
Costco Wholesale Corp.	70,316	20,049,201
Sysco Corp.	75,720	3,455,104

		23,504,305

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	119,247	9,409,781
Baxter International Inc.	36,157	2,935,587
Becton Dickinson and Co.	3,588	824,415
Boston Scientific Corp.(a)	221,708	7,234,332
Danaher Corp.	5,182	717,240
Edwards Lifesciences Corp.(a)	33,113	6,245,774
Intuitive Surgical Inc.(a)	18,308	9,066,304
Stryker Corp.	54,818	9,126,649

		45,560,082

Health Care Providers & Services — 2.9%
Anthem Inc.	11,891	2,699,733
Cigna Corp.(a)	17,998	3,188,886
HCA Healthcare Inc.	25,637	2,303,484
Humana Inc.	9,031	2,835,915
UnitedHealth Group Inc.	151,259	37,720,969

		48,748,987

Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.(b)	25,674	1,090,375
Marriott International Inc./MD, Class A	44,045	3,295,006
McDonald’s Corp.	19,495	3,223,498
Starbucks Corp.	188,952	12,421,705
Yum! Brands Inc.	43,155	2,957,412

		22,987,996

Household Products — 0.2%
Procter & Gamble Co. (The)	22,639	2,490,290

Industrial Conglomerates — 1.1%
3M Co.	68,462	9,345,747
Honeywell International Inc.	56,049	7,498,796
Roper Technologies Inc.	2,602	811,330

		17,655,873

Insurance — 0.9%
Aon PLC	36,674	6,052,677
Marsh & McLennan Companies Inc.	71,049	6,142,897
Progressive Corp. (The)	30,588	2,258,618
Travelers Companies Inc. (The)	6,692	664,850

		15,119,042

Interactive Media &Services — 10.4%
Alphabet Inc., Class A(a)	47,918	55,678,320
Alphabet Inc., Class C, NVS(a)	47,984	55,796,275
Facebook Inc., Class A(a)	382,480	63,797,664

		175,272,259

Internet & Direct Marketing Retail — 8.5%
Amazon.com Inc.(a)	66,931	130,496,709

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Booking Holdings Inc.(a)	6,681	$8,988,083
eBay Inc.	120,902	3,634,314

		143,119,106

IT Services — 8.3%
Accenture PLC, Class A	102,003	16,653,010
Automatic Data Processing Inc.	69,570	9,508,827
Cognizant Technology Solutions Corp., Class A	6,766	314,416
Fidelity National Information Services Inc.	59,623	7,252,542
International Business Machines Corp.	85,838	9,522,009
Mastercard Inc., Class A	141,894	34,275,915
PayPal Holdings Inc.(a)	188,020	18,001,035
Visa Inc., Class A	274,207	44,180,232

		139,707,986

Life Sciences Tools & Services — 1.1%
Illumina Inc.(a)	23,424	6,397,563
Thermo Fisher Scientific Inc.	43,453	12,323,271

		18,720,834

Machinery — 0.5%
Caterpillar Inc.	6,718	779,556
Deere & Co.	5,000	690,800
Illinois Tool Works Inc.	51,123	7,265,601

		8,735,957

Media — 1.1%
Charter Communications Inc., Class A(a)	14,078	6,142,372
Comcast Corp., Class A	338,777	11,647,153

		17,789,525

Metals & Mining — 0.0%
Southern Copper Corp.	9,349	263,268

Multiline Retail — 0.0%
Target Corp.	4,142	385,082

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	34,976	5,573,076

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	219,670	12,244,406
Eli Lilly & Co.	136,117	18,882,150
Johnson & Johnson	64,139	8,410,547
Merck & Co. Inc.	386,453	29,733,694
Zoetis Inc.	76,544	9,008,463

		78,279,260

Road & Rail — 1.2%
CSX Corp.	42,649	2,443,788
Norfolk Southern Corp.	5,613	819,498
Uber Technologies Inc.(a)(b)	16,265	454,119
Union Pacific Corp.	111,134	15,674,339

		19,391,744

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices Inc.	7,841	702,946
Applied Materials Inc.(b)	79,325	3,634,672
Broadcom Inc.	61,813	14,655,862
NVIDIA Corp.	93,375	24,613,650
QUALCOMM Inc.	182,777	12,364,864
Texas Instruments Inc.	150,037	14,993,197

		70,965,191

Security	Shares	Value

Software — 16.5%
Adobe Inc.(a)	77,001	$24,504,798
Autodesk Inc.(a)	27,280	4,258,408
Intuit Inc.	39,801	9,154,230
Microsoft Corp.	1,210,526	190,912,056
Oracle Corp.	321,134	15,520,406
salesforce.com Inc.(a)	134,378	19,347,745
ServiceNow Inc.(a)	29,785	8,535,785
VMware Inc., Class A(a)	12,414	1,503,335
Workday Inc., Class A(a)(b)	26,542	3,456,299

		277,193,062

Specialty Retail — 2.6%
Home Depot Inc. (The)	99,455	18,569,243
Lowe’s Companies Inc.	123,577	10,633,801
Ross Stores Inc.	56,796	4,939,548
TJX Companies Inc. (The)	194,081	9,279,013

		43,421,605

Technology Hardware, Storage & Peripherals — 10.1%
Apple Inc.	659,774	167,773,930
Dell Technologies Inc., Class C(a)(b)	17,263	682,752
HP Inc.	12,090	209,882

		168,666,564

Textiles, Apparel & Luxury Goods — 1.1%
NIKE Inc., Class B	187,119	15,482,226
VF Corp	49,369	2,669,876

		18,152,102

Tobacco — 0.3%
Altria Group Inc.	146,570	5,667,862

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	26,202	2,198,348

Total Common Stocks — 99.8% (Cost: $1,451,072,436)		1,674,633,737

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	8,966,250	8,964,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	2,976,000	2,976,000

		11,940,457

Total Short-Term Investments — 0.7% (Cost: $11,933,303)		11,940,457

Total Investments in Securities — 100.5% (Cost: $1,463,005,739)		1,686,574,194

Other Assets, Less Liabilities — (0.5)%		(7,971,149)

Net Assets — 100.0%		$1,678,603,045

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,098,460	3,867,790	8,966,250	$8,964,457	$69,326	(b)	$(29,125)	$6,707
BlackRock Cash Funds: Treasury, SL Agency Shares	3,943,519	(967,519)	2,976,000	2,976,000	56,930		—	—

				$11,940,457	$126,256		$(29,125)	$6,707

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	29	06/19/20	$3,726	$(119,725)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$119,725

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(642,545)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(209,878)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,703,741

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,674,633,737	$—	$—	$1,674,633,737
Money Market Funds	11,940,457	—	—	11,940,457

	$1,686,574,194	$—	$—	$1,686,574,194

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(119,725)	$—	$—	$(119,725)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
General Dynamics Corp.	12,859	$1,701,375
Raytheon Co.	5,761	755,555
United Technologies Corp.	43,955	4,146,275

		6,603,205

Air Freight & Logistics — 0.4%
FedEx Corp.	13,036	1,580,745

Airlines — 0.3%
Delta Air Lines Inc.	24,692	704,463
Southwest Airlines Co.	10,140	361,085

		1,065,548

Automobiles — 0.6%
Ford Motor Co.	212,277	1,025,298
General Motors Co.	67,106	1,394,463

		2,419,761

Banks — 10.8%
Bank of America Corp.	433,124	9,195,223
Citigroup Inc.	114,502	4,822,824
JPMorgan Chase & Co.	168,968	15,212,189
PNC Financial Services Group Inc. (The)	23,392	2,239,082
Truist Financial Corp.	72,629	2,239,878
U.S. Bancorp.	75,572	2,603,456
Wells Fargo & Co.	201,847	5,793,009

		42,105,661

Beverages — 1.5%
Coca-Cola Co. (The)	66,132	2,926,341
Constellation Brands Inc., Class A	8,605	1,233,613
Keurig Dr Pepper Inc.	12,796	310,559
PepsiCo Inc.	12,123	1,455,972

		5,926,485

Biotechnology —2.3%
Alexion Pharmaceuticals Inc.(a)	2,810	252,310
Amgen Inc.	2,569	520,813
Biogen Inc.(a)	6,167	1,951,116
Gilead Sciences Inc.	59,174	4,423,848
Regeneron Pharmaceuticals Inc.(a)	3,506	1,711,945

		8,860,032

Building Products — 0.3%
Johnson Controls International PLC	41,322	1,114,041

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	43,323	1,459,119
BlackRock Inc.(b)	6,405	2,818,008
Charles Schwab Corp. (The)	24,874	836,264
CME Group Inc.	19,197	3,319,353
Goldman Sachs Group Inc. (The)	17,278	2,671,006
Intercontinental Exchange Inc.	17,884	1,444,133
Morgan Stanley	62,946	2,140,164
TD Ameritrade Holding Corp.	1,885	65,334

		14,753,381

Chemicals — 2.8%
Air Products & Chemicals Inc.	10,207	2,037,419
Dow Inc.(a)	40,497	1,184,132
DuPont de Nemours Inc.	40,111	1,367,785
Linde PLC	29,100	5,034,300
LyondellBasell Industries NV, Class A	14,362	712,786

Security	Shares	Value

Chemicals (continued)
PPG Industries Inc.	8,631	$721,552

		11,057,974

Commercial Services & Supplies — 0.1%
Waste Management Inc.	5,056	467,983

Consumer Finance — 0.7%
American Express Co.	15,826	1,354,864
Capital One Financial Corp.	24,569	1,238,769

		2,593,633

Diversified Financial Services — 5.0%
Berkshire Hathaway Inc., Class B(a)	105,988	19,377,786

Diversified Telecommunication Services — 6.0%
AT&T Inc.	395,574	11,530,982
Verizon Communications Inc.	224,239	12,048,362

		23,579,344

Electric Utilities — 4.3%
American Electric Power Co. Inc.	26,715	2,136,666
Duke Energy Corp.	39,499	3,194,679
Exelon Corp.	52,445	1,930,500
NextEra Energy Inc.	26,453	6,365,121
Southern Co. (The)	56,423	3,054,741

		16,681,707

Electrical Equipment — 0.8%
Eaton Corp. PLC	22,317	1,733,808
Emerson Electric Co.	30,232	1,440,555

		3,174,363

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	74,907	1,010,495

Entertainment — 3.0%
Activision Blizzard Inc.	38,754	2,305,088
Electronic Arts Inc.(a)	1,532	153,460
Walt Disney Co. (The)	94,595	9,137,877

		11,596,425

Equity Real Estate Investment Trusts (REITs) — 0.9%
Prologis Inc.	39,721	3,192,377
Public Storage	1,970	391,262
Simon Property Group Inc.	1,878	103,027

		3,686,666

Food & Staples Retailing — 2.7%
Walgreens Boots Alliance Inc.	40,748	1,864,221
Walmart Inc.	75,290	8,554,450

		10,418,671

Food Products — 1.6%
General Mills Inc.	32,717	1,726,476
Kraft Heinz Co. (The)	33,670	832,996
Mondelez International Inc., Class A	77,047	3,858,514

		6,417,986

Health Care Equipment & Supplies — 4.9%
Abbott Laboratories	52,932	4,176,864
Baxter International Inc.	13,825	1,122,452
Becton Dickinson and Co.	13,288	3,053,184
Danaher Corp.	31,621	4,376,662
Medtronic PLC	72,709	6,556,898

		19,286,060

Health Care Providers & Services — 2.7%
Anthem Inc.	9,712	2,205,012

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	13,753	$2,436,756
CVS Health Corp.	70,361	4,174,518
HCA Healthcare Inc.	5,889	529,127
Humana Inc.	4,083	1,282,144

		10,627,557

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	21,584	284,261
Las Vegas Sands Corp.	9,532	404,824
McDonald’s Corp.	34,253	5,663,734
Yum! Brands Inc.	1,821	124,793

		6,477,612

Household Products — 4.9%
Colgate-Palmolive Co.	45,590	3,025,352
Kimberly-Clark Corp.	18,461	2,360,608
Procter & Gamble Co. (The)	124,205	13,662,550

		19,048,510

Industrial Conglomerates — 2.3%
3M Co.	7,108	970,313
General Electric Co.	469,102	3,724,670
Honeywell International Inc.	19,972	2,672,054
Roper Technologies Inc.	4,672	1,456,776

		8,823,813

Insurance — 3.1%
Aflac Inc.	39,375	1,348,200
Allstate Corp. (The)	17,204	1,578,123
American International Group Inc.	47,061	1,141,229
Chubb Ltd.	24,447	2,730,486
Marsh & McLennan Companies Inc.	3,324	287,393
MetLife Inc.	42,055	1,285,621
Progressive Corp. (The)	21,210	1,566,147
Prudential Financial Inc.	21,438	1,117,777
Travelers Companies Inc. (The)	11,544	1,146,896

		12,201,872

IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	27,429	1,274,626
Fidelity National Information Services Inc.	12,799	1,556,870
International Business Machines Corp.	18,954	2,102,567

		4,934,063

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific Inc.	6,878	1,950,601

Machinery — 1.3%
Caterpillar Inc.	26,803	3,110,220
Deere & Co.	13,617	1,881,325

		4,991,545

Media — 1.5%
Charter Communications Inc., Class A(a)(c)	3,340	1,457,275
Comcast Corp., Class A	129,370	4,447,741

		5,905,016

Metals & Mining — 0.0%
Southern Copper Corp.	1,218	34,299

Multi-Utilities — 0.8%
Dominion Energy Inc.	44,568	3,217,364

Multiline Retail — 0.6%
Target Corp.	25,175	2,340,520

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	103,292	$7,484,538
ConocoPhillips	58,737	1,809,099
EOG Resources Inc.	31,379	1,127,134
Exxon Mobil Corp.	229,362	8,708,875
Kinder Morgan Inc./DE	105,501	1,468,574
Marathon Petroleum Corp.	34,965	825,873
Occidental Petroleum Corp.	48,667	563,564
Phillips 66	23,849	1,279,499
Valero Energy Corp.	22,280	1,010,621

		24,277,777

Pharmaceuticals — 8.3%
Allergan PLC	17,782	3,149,192
Bristol-Myers Squibb Co.	52,401	2,920,832
Johnson & Johnson	122,200	16,024,086
Merck & Co. Inc.	7,202	554,122
Pfizer Inc.	301,444	9,839,132

		32,487,364

Road & Rail — 1.2%
CSX Corp.	25,532	1,462,984
Norfolk Southern Corp.	12,075	1,762,950
Uber Technologies Inc.(a)	45,920	1,282,086

		4,508,020

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices Inc.	17,198	1,541,801
Applied Materials Inc.	23,265	1,066,002
Intel Corp.	231,922	12,551,619
Micron Technology Inc.(a)	59,990	2,523,179

		17,682,601

Software — 0.1%
Autodesk Inc.(a)	2,700	421,470

Specialty Retail — 1.2%
Home Depot Inc. (The)	25,404	4,743,181

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	2,241	88,632
HP Inc.	74,582	1,294,743

		1,383,375

Tobacco — 2.1%
Altria Group Inc.	51,821	2,003,918
Philip Morris International Inc.	84,204	6,143,524

		8,147,442

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	8,059	676,150

Total Common Stocks — 99.7% (Cost: $451,992,738)		388,658,104

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(b)(d)(e)	1,476,713	1,476,418

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(b)(d)	470,000	$470,000

		1,946,418

Total Short-Term Investments — 0.5% (Cost: $1,946,966)		1,946,418

Total Investments in Securities — 100.2% (Cost: $453,939,704)		390,604,522

Other Assets, Less Liabilities — (0.2)%		(878,605)

Net Assets — 100.0%		$389,725,917

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,476,713	(b)	—	1,476,713	$1,476,418	$6,583	(c)	$1,925		$(548)
BlackRock Cash Funds: Treasury, SL Agency Shares	445,784	24,216	(b)	—	470,000	470,000	13,275		—		—
BlackRock Inc.	5,855	2,548		(1,998)	6,405	2,818,008	83,408		129,217		(45,521)

						$4,764,426	$103,266		$131,142		$(46,069)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	06/19/20	$1,028	$(52,868)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$52,868

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (continued) March 31, 2020	iShares® Russell Top 200 Value ETF

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(41,797)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(66,382)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$869,778

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$388,658,104	$—	$—	$388,658,104
Money Market Funds	1,946,418	—	—	1,946,418

	$390,604,522	$—	$—	$390,604,522

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(52,868)	$—	$—	$(52,868)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 1000 ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$355,004,504	2.0%

Air Freight & Logistics
Other securities		90,915,032	0.5

Airlines
Other securities		39,607,425	0.2

Auto Components
Other securities		22,583,650	0.1

Automobiles
Other securities		95,521,038	0.5

Banks
Bank of America Corp.	6,094,335	129,382,732	0.7
JPMorgan Chase & Co.	2,377,531	214,049,116	1.2
Wells Fargo & Co.	2,840,139	81,511,989	0.5
Other securities		290,410,850	1.6

		715,354,687	4.0

Beverages
Coca-Cola Co. (The)	2,922,550	129,322,837	0.7
PepsiCo Inc.	1,067,876	128,251,908	0.7
Other securities		52,163,252	0.3

		309,737,997	1.7

Biotechnology
AbbVie Inc.	1,127,346	85,892,492	0.5
Amgen Inc.	449,559	91,139,096	0.5
Other securities		287,826,060	1.6

		464,857,648	2.6

Building Products
Other securities		64,299,241	0.4

Capital Markets
BlackRock Inc.(a)	90,267	39,714,772	0.2
Other securities		424,933,512	2.4

		464,648,284	2.6

Chemicals
Other securities		304,855,359	1.7

Commercial Services & Supplies
Other securities		77,704,361	0.4

Communications Equipment
Cisco Systems Inc.	3,266,224	128,395,266	0.7
Other securities		45,841,261	0.3

		174,236,527	1.0

Construction & Engineering
Other securities		17,162,540	0.1

Construction Materials
Other securities		21,741,693	0.1

Consumer Finance
Other securities		89,263,125	0.5

Containers & Packaging
Other securities		69,177,795	0.4

Distributors
Other securities		17,850,125	0.1

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$20,951,126	0.1%

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,491,371	272,667,360	1.5
Other securities		11,272,078	0.1

		283,939,438	1.6

Diversified Telecommunication Services
AT&T Inc.	5,566,020	162,249,483	0.9
Verizon Communications Inc.	3,155,232	169,530,615	1.0
Other securities		12,242,433	0.0

		344,022,531	1.9

Electric Utilities
NextEra Energy Inc.(c)	372,241	89,568,630	0.5
Other securities		295,273,747	1.7

		384,842,377	2.2

Electrical Equipment
Other securities		87,135,977	0.5

Electronic Equipment, Instruments & Components
Other securities		95,841,037	0.5

Energy Equipment & Services
Other securities		29,186,381	0.2

Entertainment
Netflix Inc.(b)	321,097	120,571,923	0.7
Walt Disney Co. (The)	1,331,036	128,578,078	0.7
Other securities		102,788,723	0.6

		351,938,724	2.0

Equity Real Estate Investment Trusts (REITs)
Other securities		635,450,882	3.5

Food & Staples Retailing
Costco Wholesale Corp.	334,968	95,509,426	0.5
Walmart Inc.	1,059,384	120,367,210	0.7
Other securities		70,406,200	0.4

		286,282,836	1.6

Food Products
Other securities		221,486,717	1.2

Gas Utilities
Other securities		15,816,811	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,312,823	103,594,863	0.6
Medtronic PLC	1,023,116	92,264,601	0.5
Other securities		463,797,312	2.6

		659,656,776	3.7

Health Care Providers & Services
UnitedHealth Group Inc.	720,567	179,694,998	1.0
Other securities		322,225,302	1.8

		501,920,300	2.8

Health Care Technology
Other securities		32,232,640	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	574,491	94,992,087	0.6
Other securities		203,840,669	1.1

		298,832,756	1.7

Household Durables
Other securities		53,206,618	0.3

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF

Security	Shares	Value	% of Net Assets

Household Products
Procter & Gamble Co. (The)	1,855,290	$204,081,900	1.1%
Other securities		107,981,771	0.6

		312,063,671	1.7

Independent Power and Renewable Electricity Producers
Other securities		11,934,433	0.1

Industrial Conglomerates
Honeywell International Inc.	548,192	73,342,608	0.4
Other securities		140,147,533	0.8

		213,490,141	1.2

Insurance
Other securities		411,304,802	2.3

Interactive Media & Services
Alphabet Inc., Class A(b)	228,265	265,232,517	1.5
Alphabet Inc., Class C, NVS(b)	228,581	265,796,273	1.5
Facebook Inc., Class A(b)	1,822,006	303,910,601	1.7
Other securities		33,165,612	0.1

		868,105,003	4.8

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	318,828	621,625,328	3.5
Other securities		76,494,567	0.4

		698,119,895	3.9

IT Services
Accenture PLC, Class A	485,900	79,328,034	0.4
International Business Machines Corp.	676,165	75,006,983	0.4
Mastercard Inc., Class A	675,923	163,275,960	0.9
PayPal Holdings Inc.(b)	895,680	85,752,403	0.5
Visa Inc., Class A(c)	1,306,251	210,463,161	1.2
Other securities		376,871,327	2.1

		990,697,868	5.5

Leisure Products
Other securities		13,450,583	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	303,953	86,201,071	0.5
Other securities		124,905,496	0.7

		211,106,567	1.2

Machinery
Other securities		281,130,782	1.6

Marine
Other securities		2,024,833	0.0

Media
Comcast Corp., Class A	3,433,685	118,050,090	0.7
Other securities		133,867,519	0.7

		251,917,609	1.4

Metals & Mining
Other securities		59,815,296	0.3

Mortgage Real Estate Investment
Other securities		16,232,400	0.1

Multi-Utilities
Other securities		183,336,432	1.0

Multiline Retail
Other securities		83,250,719	0.5

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Chevron Corp.	1,453,423	$105,315,031	0.6%
Exxon Mobil Corp.	3,227,326	122,541,568	0.7
Other securities		189,992,933	1.0

		417,849,532	2.3

Paper & Forest Products
Other securities		907,647	0.0

Personal Products
Other securities		30,730,195	0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	1,782,664	99,365,691	0.6
Eli Lilly & Co.	648,423	89,949,239	0.5
Johnson & Johnson	2,025,274	265,574,180	1.5
Merck & Co. Inc.	1,941,906	149,410,248	0.8
Pfizer Inc.	4,241,506	138,442,756	0.8
Other securities		121,074,898	0.6

		863,817,012	4.8

Professional Services
Other securities		82,107,600	0.5

Real Estate Management & Development
Other securities		15,107,252	0.1

Road & Rail
Union Pacific Corp.	529,392	74,665,448	0.4
Other securities		119,686,787	0.7

		194,352,235	1.1

Semiconductors & Semiconductor Equipment
Intel Corp.	3,263,312	176,610,446	1.0
NVIDIA Corp.	444,814	117,252,970	0.7
Other securities		479,381,535	2.6

		773,244,951	4.3

Software
Adobe Inc.(b)	366,805	116,732,023	0.7
Microsoft Corp.	5,766,562	909,444,493	5.1
Oracle Corp.	1,529,773	73,933,929	0.4
salesforce.com Inc.(b)	640,131	92,166,061	0.5
Other securities		399,213,089	2.2

		1,591,489,595	8.9

Specialty Retail
Home Depot Inc. (The)	831,193	155,192,045	0.9
Other securities		224,302,265	1.2

		379,494,310	2.1

Technology Hardware, Storage & Peripherals
Apple Inc.(c)	3,142,937	799,217,450	4.5
Other securities		56,649,683	0.3

		855,867,133	4.8

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	891,377	73,752,533	0.4
Other securities		48,870,081	0.3

		122,622,614	0.7

Thrifts & Mortgage Finance
Other securities		5,296,493	0.0

Tobacco
Philip Morris International Inc.	1,184,846	86,446,364	0.5
Other securities		55,153,552	0.3

		141,599,916	0.8

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$40,682,522	0.2%

Transportation Infrastructure
Other securities		1,504,849	0.0

Water Utilities
Other securities		23,160,732	0.1

Wireless Telecommunication Services
Other securities		25,230,353	0.1

Total Common Stocks (Cost: $18,849,053,396)		17,870,310,933	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(a)(d)(e)	597,080,822	596,961,406	3.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(a)(d)	33,076,000	33,076,000	0.2

		630,037,406	3.5

Total Short-Term Investments (Cost: $630,105,670)		630,037,406	3.5

Total Investments In Securities (Cost: $19,479,159,066)		18,500,348,339	103.2

Other Assets, Less Liabilities		(575,451,993)	(3.2)

Net Assets		$17,924,896,346	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	379,438,707	217,642,115	(b)	—	597,080,822	$596,961,406	$2,209,338	(c)	$(214,769)		$(158,519)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,776,119	15,299,881	(b)	—	33,076,000	33,076,000	872,162		—		—
BlackRock Inc.	88,459	24,411		(22,603)	90,267	39,714,772	1,194,585		1,883,713		(619,430)

						$669,752,178	$4,276,085		$1,668,944		$(777,949)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	392	06/19/20	$50,366	$(1,038,212)
S&P MidCap 400 E-Mini	28	06/19/20	4,026	(10,600)

				$(1,048,812)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,048,812

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(22,850,910)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,759,883)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$38,174,669

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,870,310,933	$—	$—	$17,870,310,933
Money Market Funds	630,037,406	—	—	630,037,406

	$18,500,348,339	$—	$—	$18,500,348,339

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,048,812)	$—	$—	$(1,048,812)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 1000 Growth ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	1,740,114	$259,520,602	0.6%
Lockheed Martin Corp.	812,920	275,539,234	0.6
Other securities		421,348,632	1.0

		956,408,468	2.2

Air Freight & Logistics
United Parcel Service Inc., Class B	2,295,631	214,457,848	0.5
Other securities		57,535,894	0.1

		271,993,742	0.6

Airlines
Other securities		55,803,527	0.1

Auto Components
Other securities		2,408,969	0.0

Automobiles
Tesla Inc.(a)(b)	474,140	248,449,360	0.6

Banks
Other securities		22,105,391	0.1

Beverages
Coca-Cola Co. (The)	8,595,676	380,358,663	0.9
PepsiCo Inc.	3,868,321	464,585,352	1.1
Other securities		107,623,230	0.2

		952,567,245	2.2

Biotechnology
AbbVie Inc.	4,861,718	370,414,294	0.9
Amgen Inc.	1,783,652	361,599,770	0.8
Vertex Pharmaceuticals Inc.(a)	852,936	202,956,121	0.5
Other securities		477,523,597	1.1

		1,412,493,782	3.3

Building Products
Other securities		123,144,154	0.3

Capital Markets
S&P Global Inc.(b)	808,465	198,114,348	0.5
Other securities		512,176,049	1.2

		710,290,397	1.7

Chemicals
Other securities		335,185,869	0.8

Commercial Services & Supplies
Other securities		231,045,318	0.5

Communications Equipment
Cisco Systems Inc.	14,085,735	553,710,243	1.3
Other securities		119,017,797	0.3

		672,728,040	1.6

Construction & Engineering
Other securities		3,292,019	0.0

Construction Materials
Other securities		60,716,566	0.1

Consumer Finance
Other securities		137,310,721	0.3

Containers & Packaging
Other securities		124,072,917	0.3

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$27,538,147	0.1%

Diversified Consumer Services
Other securities		31,278,901	0.1

Diversified Financial Services
Other securities		1,066,060	0.0

Electrical Equipment
Other securities		128,516,582	0.3

Electronic Equipment, Instruments & Components
Other securities		247,894,647	0.6

Entertainment
Netflix Inc.(a)(b)	1,384,808	519,995,404	1.2
Other securities		218,785,655	0.5

		738,781,059	1.7

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	1,443,911	314,411,620	0.7
Crown Castle International Corp.	1,362,706	196,774,746	0.5
Other securities		531,228,543	1.2

		1,042,414,909	2.4

Food & Staples Retailing
Costco Wholesale Corp.	1,444,567	411,889,389	1.0
Other securities		79,429,517	0.2

		491,318,906	1.2

Food Products
Other securities		141,398,596	0.3

Health Care Equipment & Supplies
Abbott Laboratories	2,451,457	193,444,472	0.5
Intuitive Surgical Inc.(a)	376,498	186,445,575	0.4
Stryker Corp.	1,127,355	187,693,334	0.4
Other securities		886,382,523	2.1

		1,453,965,904	3.4

Health Care Providers & Services
UnitedHealth Group Inc.(b)	3,107,491	774,946,106	1.8
Other securities		443,906,528	1.1

		1,218,852,634	2.9

Health Care Technology
Other securities		135,531,643	0.3

Hotels, Restaurants & Leisure
Starbucks Corp.	3,881,723	255,184,470	0.6
Other securities		517,173,835	1.2

		772,358,305	1.8

Household Durables
Other securities		47,965,978	0.1

Household Products
Other securities		163,784,879	0.4

Industrial Conglomerates
3M Co.	1,406,940	192,061,379	0.5
Other securities		189,939,170	0.4

		382,000,549	0.9

Insurance
Other securities		373,355,887	0.9

Interactive Media & Services
Alphabet Inc., Class A(a)(b)	984,399	1,143,822,418	2.7

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF

Security	Shares	Value	% of Net Assets

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(a)	985,733	$1,146,220,190	2.7%
Facebook Inc., Class A(a)	7,857,415	1,310,616,822	3.1
Other securities		103,469,442	0.2

		3,704,128,872	8.7

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	1,374,977	2,680,820,156	6.3
Other securities		319,013,190	0.7

		2,999,833,346	7.0

IT Services
Accenture PLC, Class A	2,095,508	342,112,636	0.8
Automatic Data Processing Inc.	1,430,318	195,495,864	0.5
International Business Machines Corp.	1,764,142	195,696,272	0.5
Mastercard Inc., Class A	2,915,000	704,147,400	1.6
PayPal Holdings Inc.(a)(b)	3,862,566	369,802,069	0.9
Visa Inc., Class A(b)	5,633,269	907,632,301	2.1
Other securities		1,111,037,696	2.5

		3,825,924,238	8.9

Leisure Products
Other securities		44,463,473	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	892,659	253,158,092	0.6
Other securities		352,158,992	0.8

		605,317,084	1.4

Machinery
Other securities		439,566,091	1.0

Media
Comcast Corp., Class A	6,959,683	239,273,901	0.6
Other securities		250,336,087	0.5

		489,609,988	1.1

Metals & Mining
Other securities		11,010,822	0.0

Multiline Retail
Other securities		170,738,578	0.4

Oil, Gas & Consumable Fuels
Other securities		61,374,210	0.1

Personal Products
Other securities		115,701,802	0.3

Pharmaceuticals
Bristol-Myers Squibb Co.	4,512,778	251,542,246	0.6
Eli Lilly & Co.	2,796,381	387,913,972	0.9
Merck & Co. Inc.	7,938,980	610,825,121	1.4
Other securities		377,761,325	0.9

		1,628,042,664	3.8

Professional Services
Other securities		287,748,052	0.7

Real Estate Management & Development
Other securities		19,014,833	0.0

Road & Rail
Union Pacific Corp.	2,283,077	322,005,180	0.8
Other securities		114,572,500	0.2

		436,577,680	1.0

Semiconductors & Semiconductor Equipment
Broadcom Inc.	1,269,800	301,069,580	0.7

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	1,918,189	$505,634,620	1.2%
QUALCOMM Inc.	3,754,830	254,014,249	0.6
Texas Instruments Inc.	3,082,287	308,012,940	0.7
Other securities		606,653,909	1.4

		1,975,385,298	4.6

Software
Adobe Inc.(a)(b)	1,581,826	503,400,306	1.2
Intuit Inc.	818,132	188,170,360	0.4
Microsoft Corp.(b)	24,868,496	3,922,010,504	9.2
Oracle Corp.	6,597,164	318,840,936	0.8
salesforce.com Inc.(a)	2,760,628	397,475,219	0.9
Other securities		1,424,045,910	3.3

		6,753,943,235	15.8

Specialty Retail
Home Depot Inc. (The)	2,043,139	381,474,483	0.9
Lowe’s Companies Inc.	2,539,509	218,524,750	0.5
TJX Companies Inc. (The)	3,990,846	190,802,347	0.5
Other securities		398,683,765	0.9

		1,189,485,345	2.8

Technology Hardware, Storage & Peripherals
Apple Inc.	13,554,030	3,446,654,289	8.1
Other securities		66,007,671	0.1

		3,512,661,960	8.2

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B(b)	3,844,061	318,057,607	0.8
Other securities		155,942,583	0.3

		474,000,190	1.1

Tobacco
Other securities		115,991,902	0.3

Trading Companies & Distributors
Other securities		106,957,812	0.3

Wireless Telecommunication Services
Other securities		45,008,239	0.1

Total Common Stocks (Cost: $33,443,821,040)		42,730,525,785	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,699,346,300	1,699,006,431	3.9
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	80,304,000	80,304,000	0.2

		1,779,310,431	4.1

Total Short-Term Investments (Cost: $1,779,469,700)		1,779,310,431	4.1

Total Investments In Securities (Cost: $35,223,290,740)		44,509,836,216	103.9

Other Assets, Less Liabilities		(1,675,490,939)	(3.9)

Net Assets		$42,834,345,277	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	820,577,806	878,768,494	1,699,346,300	$1,699,006,431	$4,237,898	(b)	$(583,221)	$(409,489)
BlackRock Cash Funds: Treasury, SL Agency Shares	66,964,943	13,339,057	80,304,000	80,304,000	1,421,884		—	—

				$1,779,310,431	$5,659,782		$(583,221)	$(409,489)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	708	06/19/20	$90,967	$(961,639)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$961,639

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(9,380,738)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,150,431)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$74,733,935

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,730,525,785	$—	$—	$42,730,525,785
Money Market Funds	1,779,310,431	—	—	1,779,310,431

	$44,509,836,216	$—	$—	$44,509,836,216

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(961,639)	$—	$—	$(961,639)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 1000 Value ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	2,408,517	$227,195,409	0.7%
Other securities		292,494,410	1.0

		519,689,819	1.7

Air Freight & Logistics
Other securities		108,603,840	0.3

Airlines
Other securities		105,513,622	0.3

Auto Components
Other securities		85,128,709	0.3

Automobiles
Other securities		148,105,063	0.5

Banks
Bank of America Corp.	23,761,347	504,453,397	1.6
Citigroup Inc.	6,275,661	264,330,841	0.9
JPMorgan Chase & Co.	9,269,800	834,560,094	2.7
PNC Financial Services Group Inc. (The)	1,283,959	122,900,556	0.4
U.S. Bancorp.	4,135,716	142,475,416	0.5
Wells Fargo & Co.	11,073,996	317,823,685	1.0
Other securities		585,343,806	1.8

		2,771,887,795	8.9

Beverages
Coca-Cola Co. (The)	3,620,381	160,201,859	0.5
Other securities		186,800,890	0.6

		347,002,749	1.1

Biotechnology
Gilead Sciences Inc.	3,242,307	242,394,871	0.8
Other securities		292,678,170	0.9

		535,073,041	1.7

Building Products
Other securities		139,526,348	0.4

Capital Markets
BlackRock Inc.(a)	351,626	154,704,891	0.5
CME Group Inc.	1,051,142	181,752,963	0.6
Goldman Sachs Group Inc. (The)	945,966	146,236,884	0.5
Other securities		687,702,798	2.2

		1,170,397,536	3.8

Chemicals
Linde PLC(b)	1,594,978	275,931,194	0.9
Other securities		609,928,428	1.9

		885,859,622	2.8

Commercial Services & Supplies
Other securities		93,462,154	0.3

Communications Equipment
Other securities		72,516,111	0.2

Construction & Engineering
Other securities		63,635,484	0.2

Construction Materials
Other securities		28,926,459	0.1

Consumer Finance
Other securities		223,594,447	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$157,412,008	0.5%

Distributors
Other securities		44,457,315	0.1

Diversified Consumer Services
Other securities		51,744,101	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(c)	5,814,732	1,063,107,452	3.4
Other securities		43,318,136	0.2

		1,106,425,588	3.6

Diversified Telecommunication Services
AT&T Inc.	21,701,494	632,598,550	2.0
Verizon Communications Inc.	12,302,021	660,987,589	2.1
Other securities		47,013,857	0.2

		1,340,599,996	4.3

Electric Utilities
Duke Energy Corp.	2,162,684	174,917,882	0.6
NextEra Energy Inc.(b)	1,451,441	349,245,733	1.1
Southern Co. (The)	3,089,222	167,250,479	0.5
Other securities		809,175,919	2.6

		1,500,590,013	4.8

Electrical Equipment
Other securities		224,862,444	0.7

Electronic Equipment, Instruments & Components
Other securities		148,353,815	0.5

Energy Equipment & Services
Other securities		114,333,660	0.4

Entertainment
Activision Blizzard Inc.	2,127,551	126,546,734	0.4
Walt Disney Co. (The)	5,189,593	501,314,684	1.6
Other securities		77,338,058	0.3

		705,199,476	2.3

Equity Real Estate Investment Trusts (REITs)
Prologis Inc.	2,174,776	174,786,747	0.6
Other securities		1,358,432,109	4.3

		1,533,218,856	4.9

Food & Staples Retailing
Walmart Inc.	4,130,493	469,306,615	1.5
Other securities		203,492,939	0.7

		672,799,554	2.2

Food Products
Mondelez International Inc., Class A	4,220,456	211,360,436	0.7
Other securities		523,878,900	1.7

		735,239,336	2.4

Gas Utilities
Other securities		61,360,920	0.2

Health Care Equipment & Supplies
Abbott Laboratories	2,899,672	228,813,117	0.7
Becton Dickinson and Co.	727,426	167,140,672	0.6
Danaher Corp.	1,732,737	239,828,128	0.8
Medtronic PLC	3,989,045	359,732,078	1.2
Other securities		261,208,605	0.7

		1,256,722,600	4.0

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
Cigna Corp.(c)	755,034	$133,776,924	0.4%
CVS Health Corp.	3,854,606	228,693,774	0.7
Other securities		494,117,495	1.6

		856,588,193	2.7

Health Care Technology
Other securities		3,689,667	0.0

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,879,520	310,778,632	1.0
Other securities		155,390,556	0.5

		466,169,188	1.5

Household Durables
Other securities		163,056,652	0.5

Household Products
Colgate-Palmolive Co.	2,495,754	165,618,235	0.5
Kimberly-Clark Corp.	1,013,370	129,579,622	0.4
Procter & Gamble Co. (The)	6,814,052	749,545,720	2.4
Other securities		24,646,981	0.1

		1,069,390,558	3.4

Independent Power and Renewable Electricity Producers
Other securities		46,873,001	0.2

Industrial Conglomerates
General Electric Co.	25,695,752	204,024,271	0.6
Honeywell International Inc.	1,093,357	146,280,233	0.5
Other securities		135,869,242	0.5

		486,173,746	1.6

Insurance
Chubb Ltd.	1,337,946	149,435,189	0.5
Other securities		1,116,601,528	3.6

		1,266,036,717	4.1

Interactive Media & Services
Other securities		36,137,282	0.1

Internet & Direct Marketing Retail
Other securities		9,754,467	0.0

IT Services
Other securities		404,442,094	1.3

Leisure Products
Other securities		12,460,644	0.0

Life Sciences Tools & Services
Other securities		274,069,738	0.9

Machinery
Caterpillar Inc.	1,467,474	170,285,683	0.6
Other securities		526,592,848	1.6

		696,878,531	2.2

Marine
Other securities		7,467,972	0.0

Media
Comcast Corp., Class A	7,089,269	243,729,068	0.8
Other securities		294,603,480	0.9

		538,332,548	1.7

Metals & Mining
Other securities		222,238,749	0.7

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment
Other securities		$63,008,654	0.2%

Multi-Utilities
Dominion Energy Inc.	2,440,462	176,176,952	0.6
Other securities		539,268,587	1.7

		715,445,539	2.3

Multiline Retail
Target Corp.	1,377,408	128,057,622	0.4
Other securities		41,322,993	0.1

		169,380,615	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	5,666,784	410,615,169	1.3
Exxon Mobil Corp.	12,583,068	477,779,092	1.6
Other securities		686,948,631	2.2

		1,575,342,892	5.1

Paper & Forest Products
Other securities		3,826,212	0.0

Personal Products
Other securities		15,562,654	0.1

Pharmaceuticals
Allergan PLC	973,774	172,455,375	0.6
Bristol-Myers Squibb Co.	2,867,973	159,860,815	0.5
Johnson & Johnson	6,704,044	879,101,290	2.8
Pfizer Inc.	16,537,329	539,778,418	1.7
Other securities		144,808,863	0.5

		1,896,004,761	6.1

Professional Services
Other securities		60,146,501	0.2

Real Estate Management & Development
Other securities		41,780,543	0.1

Road & Rail
Other securities		363,890,410	1.2

Semiconductors & Semiconductor Equipment
Intel Corp.	12,723,392	688,589,975	2.2
Micron Technology Inc.(b)(c)	3,283,646	138,110,151	0.5
Other securities		401,425,408	1.2

		1,228,125,534	3.9

Software
Other securities		99,190,558	0.3

Specialty Retail
Home Depot Inc. (The)	1,392,389	259,972,950	0.8
Other securities		143,797,688	0.5

		403,770,638	1.3

Technology Hardware, Storage & Peripherals
Other securities		160,308,502	0.5

Textiles, Apparel & Luxury Goods
Other securities		48,826,574	0.2

Thrifts & Mortgage Finance
Other securities		21,455,655	0.1

Tobacco
Philip Morris International Inc.	4,620,119	337,083,882	1.1
Other securities		110,007,217	0.3

		447,091,099	1.4

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$62,472,098	0.2%

Transportation Infrastructure
Other securities		5,491,774	0.0

Water Utilities
Other securities		90,083,578	0.3

Wireless Telecommunication Services
Other securities		57,815,418	0.2

Total Common Stocks (Cost: $36,855,568,932)		31,041,022,437	99.5

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(a)(d)(e)	591,562,931	591,444,619	1.9
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(a)(d)	88,826,000	88,826,000	0.3

		680,270,619	2.2

Total Short-Term Investments (Cost: $680,305,028)		680,270,619	2.2

Total Investments In Securities (Cost: $37,535,873,960)		31,721,293,056	101.7

Other Assets, Less Liabilities		(545,502,273)	(1.7)

Net Assets		$31,175,790,783	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	176,789,024	414,773,907	(b)	—	591,562,931	$591,444,619	$3,332,479	(c)	$(290,006)		$(92,208)
BlackRock Cash Funds: Treasury, SL Agency Shares	46,096,335	42,729,665	(b)	—	88,826,000	88,826,000	1,391,398		—		—
BlackRock Inc.	350,977	108,675		(108,026)	351,626	154,704,891	4,654,384		5,234,065		538,050

						$834,975,510	$9,378,261		$4,944,059		$445,842

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	673	06/19/20	$86,470	$(2,495,449)
S&P MidCap 400 E-Mini	277	06/19/20	39,827	(921,470)

				$(3,416,919)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,416,919

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(16,904,500)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,625,771)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$105,512,550

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,041,022,437	$—	$—	$31,041,022,437
Money Market Funds	680,270,619	—	—	680,270,619

	$31,721,293,056	$—	$—	$31,721,293,056

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,416,919)	$—	$—	$(3,416,919)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 2000 ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Axon Enterprise Inc.(a)(b)	1,305,749	$92,407,857	0.3%
Mercury Systems Inc.(a)(b)	1,215,117	86,686,447	0.3
Other securities		272,588,493	0.8

		451,682,797	1.4

Air Freight & Logistics
Other securities		115,916,659	0.4

Airlines
Other securities		84,819,730	0.3

Auto Components
Other securities		275,620,959	0.8

Automobiles
Other securities		19,570,648	0.1

Banks
First Financial Bankshares Inc.(b)	2,906,805	78,018,646	0.3
Other securities		2,842,646,987	8.7

		2,920,665,633	9.0

Beverages
Other securities		119,043,351	0.4

Biotechnology
ACADIA Pharmaceuticals Inc.(a)(b)	2,519,399	106,444,608	0.3
Acceleron Pharma Inc.(a)(b)	1,008,305	90,616,370	0.3
Iovance Biotherapeutics Inc.(a)(b)	2,623,872	78,545,608	0.3
Other securities		2,743,576,799	8.4

		3,019,183,385	9.3

Building Products
Trex Co. Inc.(a)(b)	1,315,120	105,393,717	0.3
Other securities		398,281,155	1.2

		503,674,872	1.5

Capital Markets
Other securities		489,998,220	1.5

Chemicals
Other securities		555,184,541	1.7

Commercial Services & Supplies
MSA Safety Inc.(b)	791,105	80,059,826	0.2
Tetra Tech Inc.(b)	1,222,311	86,319,603	0.3
Other securities		682,782,713	2.1

		849,162,142	2.6

Communications Equipment
Lumentum Holdings Inc.(a)(b)	1,673,846	123,362,450	0.4
Other securities		304,303,805	0.9

		427,666,255	1.3

Construction & Engineering
EMCOR Group Inc.(b)	1,251,069	76,715,551	0.3
Other securities		269,741,444	0.8

		346,456,995	1.1

Construction Materials
Other securities		50,544,739	0.2

Consumer Finance
Other securities		197,570,593	0.6

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$38,092,444	0.1%

Distributors
Other securities		34,081,044	0.1

Diversified Consumer Services
Chegg Inc.(a)(b)	2,650,813	94,846,089	0.3
Other securities		205,978,746	0.6

		300,824,835	0.9

Diversified Financial Services
Other securities		100,901,217	0.3

Diversified Telecommunication Services
Cogent Communications Holdings Inc.	950,795	77,936,666	0.2
Other securities		173,934,132	0.6

		251,870,798	0.8

Electric Utilities
Portland General Electric Co.(b)	2,010,143	96,366,255	0.3
Other securities		294,413,565	0.9

		390,779,820	1.2

Electrical Equipment
Generac Holdings Inc.(a)(b)	1,368,426	127,496,250	0.4
Other securities		219,251,412	0.7

		346,747,662	1.1

Electronic Equipment, Instruments & Components
Tech Data Corp.(a)(b)	794,821	104,002,328	0.3
Other securities		831,416,485	2.6

		935,418,813	2.9

Energy Equipment & Services
Other securities		151,262,449	0.5

Entertainment
Other securities		63,858,571	0.2

Equity Real Estate Investment Trusts (REITs)
EastGroup Properties Inc.	861,091	89,966,788	0.3
First Industrial Realty Trust Inc.	2,824,003	93,841,620	0.3
Healthcare Realty Trust Inc.(b)	2,966,260	82,847,642	0.3
Rexford Industrial Realty Inc.	2,543,064	104,291,055	0.3
Terreno Realty Corp.	1,478,793	76,527,538	0.2
Other securities		1,822,217,676	5.6

		2,269,692,319	7.0

Food & Staples Retailing
Other securities		243,703,824	0.7

Food Products
Other securities		490,047,743	1.5

Gas Utilities
ONE Gas Inc.	1,169,867	97,824,279	0.3
Southwest Gas Holdings Inc.	1,216,445	84,615,914	0.3
Spire Inc.(b)	1,113,750	82,952,100	0.2
Other securities		201,852,395	0.6

		467,244,688	1.4

Health Care Equipment & Supplies
Haemonetics Corp.(a)(b)	1,129,975	112,613,308	0.4
Neogen Corp.(a)(b)	1,158,802	77,628,146	0.2
Novocure Ltd.(a)(b)	1,943,065	130,845,997	0.4
Quidel Corp.(a)(b)	800,536	78,300,426	0.2
Tandem Diabetes Care Inc.(a)(b)	1,255,302	80,778,684	0.3
Wright Medical Group NV(a)(b)	2,826,143	80,968,997	0.3

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF

Security	Shares	Value	% of Net Assets

Health Care Equipment & Supplies (continued)
Other securities		$951,209,360	2.8%

		1,512,344,918	4.6

Health Care Providers & Services
Amedisys Inc.(a)(b)	701,761	128,801,214	0.4
HealthEquity Inc.(a)(b)	1,551,210	78,475,714	0.3
LHC Group Inc.(a)(b)	674,177	94,519,615	0.3
Other securities		502,148,180	1.5

		803,944,723	2.5

Health Care Technology
Teladoc Health Inc.(a)(b)	1,615,303	250,388,118	0.8
Other securities		344,817,768	1.0

		595,205,886	1.8

Hotels, Restaurants & Leisure
Churchill Downs Inc.(b)	787,310	81,053,565	0.3
Other securities		539,289,071	1.6

		620,342,636	1.9

Household Durables
Helen of Troy Ltd.(a)(b)	562,705	81,046,401	0.2
Other securities		421,215,318	1.3

		502,261,719	1.5

Household Products
Other securities		94,654,227	0.3

Independent Power and Renewable Electricity Producers
Other securities		147,198,080	0.4

Industrial Conglomerates
Other securities		17,098,748	0.0

Insurance
RLI Corp.	894,976	78,695,240	0.3
Other securities		792,747,871	2.4

		871,443,111	2.7

Interactive Media & Services
Other securities		106,170,606	0.3

Internet & Direct Marketing Retail
Other securities		135,782,438	0.4

IT Services
MAXIMUS Inc.	1,425,201	82,946,698	0.3
Science Applications International Corp.	1,296,137	96,730,704	0.3
Other securities		576,419,943	1.7

		756,097,345	2.3

Leisure Products
Other securities		137,495,775	0.4

Life Sciences Tools & Services
Repligen Corp.(a)(b)	1,169,566	112,909,902	0.4
Other securities		247,641,686	0.7

		360,551,588	1.1

Machinery
Other securities		1,155,135,679	3.5

Marine
Other securities		42,791,701	0.1

Media
Other securities		241,718,360	0.7

Security	Shares	Value	% of Net Assets

Metals & Mining
Other securities		$339,498,403	1.0%

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(c)	2,215,677	23,530,490	0.1
Other securities		218,530,972	0.6

		242,061,462	0.7

Multi-Utilities
Black Hills Corp.	1,367,731	87,575,816	0.3
Other securities		148,577,190	0.4

		236,153,006	0.7

Multiline Retail
Other securities		23,120,694	0.1

Oil, Gas & Consumable Fuels
Other securities		408,532,997	1.3

Paper & Forest Products
Other securities		128,418,757	0.4

Personal Products
Other securities		107,256,735	0.3

Pharmaceuticals
Other securities		636,665,774	2.0

Professional Services
Exponent Inc.(b)	1,158,946	83,339,807	0.3
FTI Consulting Inc.(a)(b)	833,704	99,852,728	0.3
Other securities		306,593,445	0.9

		489,785,980	1.5

Real Estate Management & Development
Other securities		199,144,120	0.6

Road & Rail
Other securities		170,045,572	0.5

Semiconductors & Semiconductor Equipment
Cirrus Logic Inc.(a)	1,305,066	85,651,482	0.3
Inphi Corp.(a)(b)	1,007,285	79,746,753	0.3
Silicon Laboratories Inc.(a)(b)	963,028	82,252,221	0.3
Other securities		822,372,114	2.4

		1,070,022,570	3.3

Software
Everbridge Inc.(a)(b)	744,716	79,207,994	0.3
Five9 Inc.(a)(b)	1,338,929	102,374,511	0.3
j2 Global Inc.	1,045,270	78,238,459	0.2
Other securities		1,414,224,323	4.3

		1,674,045,287	5.1

Specialty Retail
Other securities		549,733,267	1.7

Technology Hardware, Storage & Peripherals
Other securities		53,406,072	0.2

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)(b)	629,313	84,327,942	0.3
Other securities		159,914,804	0.4

		244,242,746	0.7

Thrifts & Mortgage Finance
PennyMac Financial Services Inc.(c)	224,219	4,957,482	0.0
Other securities		576,296,455	1.8

		581,253,937	1.8

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF

Security	Shares	Value	% of Net Assets

Tobacco
Other securities		$53,878,783	0.2%

Trading Companies & Distributors
Other securities		383,525,270	1.2

Water Utilities
Other securities		213,177,270	0.7

Wireless Telecommunication Services
Other securities		70,397,151	0.2

Total Common Stocks (Cost: $55,584,985,796)		32,485,891,139	99.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	4,509,704,685	4,508,802,744	13.8
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	119,910,000	119,910,000	0.4

		4,628,712,744	14.2

Total Short-Term Investments (Cost: $4,629,031,082)		4,628,712,744	14.2

Total Investments In Securities (Cost: $60,214,016,878)		37,114,603,883	113.8

Other Assets, Less Liabilities		(4,511,931,015)	(13.8)

Net Assets		$32,602,672,868	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,523,053,648	—		(13,348,963	)(b)	4,509,704,685	$4,508,802,744	$65,648,531	(c)	$(430,871)		$(2,040,865)
BlackRock Cash Funds: Treasury, SL Agency Shares	30,368,036	89,541,964	(b)	—		119,910,000	119,910,000	1,464,733		—		—
PennyMac Financial Services Inc.	224,219	—		—		224,219	4,957,482	53,813		—		(29,148)
PennyMac Mortgage Investment Trust	1,268,171	3,638,262		(2,690,756)		2,215,677	23,530,490	3,204,611		2,924,324		(22,189,123)

							$4,657,200,716	$70,371,688		$2,493,453		$(24,259,136)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SUMMARY SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	2,376	06/19/20	$136,335	$12,321,001

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,321,001

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(46,242,406)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$11,805,448

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$112,095,527

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,485,623,174	$—	$267,965	$32,485,891,139
Money Market Funds	4,628,712,744	—	—	4,628,712,744

	$37,114,335,918	$—	$267,965	$37,114,603,883

Derivative financial instruments(a)
Assets
Futures Contracts	$12,321,001	$—	$—	$12,321,001

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 2000 Growth ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Axon Enterprise Inc.(a)(b)	506,565	$35,849,605	0.5%
Mercury Systems Inc.(a)(b)	471,128	33,610,272	0.5
Other securities		62,978,860	0.9

		132,438,737	1.9

Air Freight & Logistics
Other securities		23,045,433	0.3

Airlines
Other securities		15,666,115	0.2

Auto Components
Other securities		51,799,298	0.7

Automobiles
Other securities		5,280,007	0.1

Banks
First Financial Bankshares Inc.(b)	1,126,580	30,237,407	0.5
Other securities		56,982,796	0.8

		87,220,203	1.3

Beverages
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	72,541	26,663,170	0.4
Other securities		18,125,695	0.2

		44,788,865	0.6

Biotechnology
ACADIA Pharmaceuticals Inc.(a)(b)	977,382	41,294,390	0.6
Acceleron Pharma Inc.(a)(b)	323,320	29,056,768	0.4
Blueprint Medicines Corp.(a)(b)	464,786	27,180,685	0.4
Iovance Biotherapeutics Inc.(a)(b)	1,017,253	30,451,469	0.5
Momenta Pharmaceuticals Inc.(a)(b)	985,028	26,792,762	0.4
Other securities		883,865,868	12.7

		1,038,641,942	15.0

Building Products
Trex Co. Inc.(a)(b)	510,316	40,896,724	0.6
Other securities		120,176,592	1.7

		161,073,316	2.3

Capital Markets
Other securities		114,917,844	1.7

Chemicals
Balchem Corp.	279,619	27,603,988	0.4
Other securities		104,698,604	1.5

		132,302,592	1.9

Commercial Services & Supplies
MSA Safety Inc.(b)	306,588	31,026,706	0.4
Tetra Tech Inc.	473,950	33,470,349	0.5
Other securities		166,585,756	2.4

		231,082,811	3.3

Communications Equipment
Other securities		66,691,825	1.0

Construction & Engineering
Other securities		81,506,333	1.2

Construction Materials
Other securities		6,314,137	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
FirstCash Inc.	358,192	$25,696,694	0.4%
Other securities		14,735,841	0.2

		40,432,535	0.6

Containers & Packaging
Other securities		3,513,048	0.1

Distributors
Other securities		12,167,853	0.2

Diversified Consumer Services
Chegg Inc.(a)(b)	1,028,269	36,791,465	0.5
Strategic Education Inc.(b)	185,146	25,876,005	0.4
Other securities		8,321,710	0.1

		70,989,180	1.0

Diversified Financial Services
Other securities		588,938	0.0

Diversified Telecommunication Services
Cogent Communications Holdings Inc.	368,402	30,197,912	0.4
Other securities		25,757,486	0.4

		55,955,398	0.8

Electric Utilities
Other securities		18,976,245	0.3

Electrical Equipment
Generac Holdings Inc.(a)(b)	531,242	49,495,817	0.7
Other securities		57,090,071	0.8

		106,585,888	1.5

Electronic Equipment, Instruments & Components
Other securities		146,790,921	2.1

Energy Equipment & Services
Other securities		10,624,842	0.2

Entertainment
Other securities		18,654,329	0.3

Equity Real Estate Investment Trusts (REITs)
EastGroup Properties Inc.	333,778	34,873,125	0.5
QTS Realty Trust Inc., Class A(b)	499,587	28,981,042	0.4
Other securities		192,859,503	2.8

		256,713,670	3.7

Food & Staples Retailing
Other securities		37,782,722	0.5

Food Products
Other securities		91,375,514	1.3

Gas Utilities
Other securities		22,664,527	0.3

Health Care Equipment & Supplies
Globus Medical Inc., Class A(a)(b)	660,182	28,077,540	0.4
Haemonetics Corp.(a)(b)	438,576	43,708,484	0.6
Neogen Corp.(a)(b)	450,237	30,161,377	0.4
Nevro Corp.(a)(b)	259,475	25,942,310	0.4
Novocure Ltd.(a)(b)	754,321	50,795,976	0.7
Quidel Corp.(a)(b)	310,684	30,388,002	0.4
Tandem Diabetes Care Inc.(a)(b)	486,747	31,322,169	0.5
Wright Medical Group NV(a)(b)	1,095,710	31,392,091	0.5
Other securities		270,048,371	3.9

		541,836,320	7.8

SUMMARY SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
Amedisys Inc.(a)(b)	272,390	$49,994,461	0.7%
HealthEquity Inc.(a)(b)	601,321	30,420,829	0.4
LHC Group Inc.(a)(b)	261,400	36,648,280	0.5
Other securities		139,390,547	2.1

		256,454,117	3.7

Health Care Technology
Teladoc Health Inc.(a)(b)	627,075	97,202,896	1.4
Other securities		111,381,829	1.6

		208,584,725	3.0

Hotels, Restaurants & Leisure
Churchill Downs Inc.(b)	305,132	31,413,339	0.5
Other securities		156,165,423	2.2

		187,578,762	2.7

Household Durables
Helen of Troy Ltd.(a)(b)	218,047	31,405,309	0.5
Other securities		87,377,505	1.2

		118,782,814	1.7

Household Products
Other securities		23,962,208	0.3

Independent Power and Renewable Electricity Producers
Other securities		18,103,379	0.3

Industrial Conglomerates
Other securities		6,623,059	0.1

Insurance
eHealth Inc.(a)(b)	197,844	27,860,392	0.4
RLI Corp.(b)	346,879	30,501,070	0.5
Other securities		71,358,609	1.0

		129,720,071	1.9

Interactive Media & Services
Other securities		36,469,872	0.5

Internet & Direct Marketing Retail
Other securities		20,925,583	0.3

IT Services
MAXIMUS Inc.	552,407	32,150,087	0.5
Science Applications International Corp.	502,733	37,518,964	0.6
Other securities		121,247,608	1.7

		190,916,659	2.8

Leisure Products
Other securities		25,909,335	0.4

Life Sciences Tools & Services
Repligen Corp.(a)(b)	453,882	43,817,768	0.7
Other securities		64,757,882	0.9

		108,575,650	1.6

Machinery
Other securities		265,114,530	3.8

Marine
Other securities		218,283	0.0

Media
Other securities		24,316,932	0.4

Metals & Mining
Other securities		35,165,915	0.5

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Other securities		$9,009,292	0.1%

Paper & Forest Products
Other securities		9,641,413	0.1

Personal Products
Other securities		25,119,732	0.4

Pharmaceuticals
Other securities		191,197,618	2.8

Professional Services
Exponent Inc.	449,326	32,311,033	0.5
Other securities		81,447,734	1.1

		113,758,767	1.6

Real Estate Management & Development
Other securities		45,045,058	0.6

Road & Rail
Other securities		18,500,048	0.3

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.(b)	251,790	28,739,311	0.4
Enphase Energy Inc.(a)(b)	797,215	25,742,072	0.4
Inphi Corp.(a)(b)	390,295	30,899,655	0.5
Silicon Laboratories Inc.(a)(b)	373,320	31,885,261	0.5
Other securities		127,730,764	1.7

		244,997,063	3.5

Software
Everbridge Inc.(a)(b)	288,696	30,705,707	0.5
Five9 Inc.(a)(b)	519,447	39,716,918	0.6
j2 Global Inc.	404,969	30,311,930	0.4
Other securities		504,877,532	7.2

		605,612,087	8.7

Specialty Retail
Other securities		98,343,592	1.4

Technology Hardware, Storage & Peripherals
Other securities		3,395,178	0.0

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)(b)	243,996	32,695,464	0.5
Other securities		36,330,311	0.5

		69,025,775	1.0

Thrifts & Mortgage Finance
Other securities		37,649,585	0.5

Tobacco
Other securities		10,834,771	0.2

Trading Companies & Distributors
SiteOne Landscape Supply Inc.(a)(b)	354,685	26,111,910	0.4
Other securities		29,654,947	0.4

		55,766,857	0.8

Water Utilities
American States Water Co.(b)	318,367	26,023,319	0.4
Other securities		43,396,438	0.6

		69,419,757	1.0

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$25,476,806	0.4%

Total Common Stocks (Cost: $9,283,113,709)		6,918,636,681	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,497,695,716	1,497,396,176	21.6
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	11,650,000	11,650,000	0.2

		1,509,046,176	21.8

Total Short-Term Investments (Cost: $1,509,174,820)		1,509,046,176	21.8

Total Investments In Securities (Cost: $10,792,288,529)		8,427,682,857	121.5

Other Assets, Less Liabilities		(1,490,787,451)	(21.5)

Net Assets		$6,936,895,406	100.0%

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	1,448,822,565	48,873,151	1,497,695,716	$1,497,396,176	$19,703,727	(b)	$(127,065)		$(696,379)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,979,363	(1,329,363)	11,650,000	11,650,000	271,352		—		—

				$1,509,046,176	$19,975,079		$(127,065)		$(696,379)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	384	06/19/20	$22,034	$(491,213)

SUMMARY SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$491,213

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,724,905)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(590,088)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,393,316

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,918,511,541	$—	$125,140	$6,918,636,681
Money Market Funds	1,509,046,176	—	—	1,509,046,176

	$8,427,557,717	$—	$125,140	$8,427,682,857

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(491,213)	$—	$—	$(491,213)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 2000 Value ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$49,500,380	0.8%

Air Freight & Logistics
Other securities		25,372,296	0.4

Airlines
Other securities		20,187,901	0.3

Auto Components
Other securities		63,614,107	1.0

Automobiles
Other securities		2,620,314	0.0

Banks
CenterState Bank Corp.	1,211,580	20,875,523	0.3
Community Bank System Inc.(a)	477,940	28,102,872	0.4
CVB Financial Corp.	1,337,666	26,820,203	0.4
Glacier Bancorp. Inc.	744,059	25,301,726	0.4
Old National Bancorp./IN	1,589,512	20,965,663	0.3
United Bankshares Inc./WV	980,635	22,633,056	0.4
Valley National Bancorp.	3,892,880	28,456,953	0.4
Other securities		1,033,983,317	15.7

		1,207,139,313	18.3

Beverages
Other securities		1,650,250	0.0

Biotechnology
Other securities		154,667,141	2.3

Building Products
Other securities		39,463,648	0.6

Capital Markets
Stifel Financial Corp.	667,386	27,549,694	0.4
Other securities		59,334,042	0.9

		86,883,736	1.3

Chemicals
Other securities		96,409,814	1.5

Commercial Services & Supplies
UniFirst Corp./MA(a)	152,112	22,982,602	0.4
Other securities		90,381,608	1.3

		113,364,210	1.7

Communications Equipment
Lumentum Holdings Inc.(a)(b)	750,037	55,277,727	0.8
Other securities		59,499,114	0.9

		114,776,841	1.7

Construction & Engineering
Other securities		61,021,079	0.9

Construction Materials
Other securities		15,365,693	0.2

Consumer Finance
Other securities		41,839,127	0.6

Containers & Packaging
Other securities		12,879,108	0.2

Distributors
Other securities		1,344,268	0.0

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$52,841,154	0.8%

Diversified Financial Services
Cannae Holdings Inc.(a)(b)	742,137	24,854,168	0.4
Other securities		19,519,880	0.3

		44,374,048	0.7

Diversified Telecommunication Services
Iridium Communications Inc.(b)	994,968	22,217,635	0.3
Other securities		25,712,488	0.4

		47,930,123	0.7

Electric Utilities
ALLETE Inc.	520,457	31,581,331	0.5
El Paso Electric Co.	338,925	23,033,343	0.3
PNM Resources Inc.	798,180	30,330,840	0.5
Portland General Electric Co.	900,243	43,157,649	0.7
Other securities		25,088,031	0.3

		153,191,194	2.3

Electrical Equipment
Other securities		32,319,622	0.5

Electronic Equipment, Instruments & Components
Anixter International Inc.(a)(b)	306,076	26,894,898	0.4
Tech Data Corp.(b)	356,039	46,587,703	0.7
Other securities		176,564,908	2.7

		250,047,509	3.8

Energy Equipment & Services
Other securities		55,754,326	0.9

Entertainment
Other securities		7,150,264	0.1

Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	416,460	25,778,874	0.4
First Industrial Realty Trust Inc.	1,006,478	33,445,264	0.5
Healthcare Realty Trust Inc.	1,327,857	37,087,046	0.6
Lexington Realty Trust	2,429,061	24,120,576	0.4
Physicians Realty Trust	1,895,470	26,422,852	0.4
Piedmont Office Realty Trust Inc., Class A(a)	1,258,414	22,223,591	0.3
PotlatchDeltic Corp.(a)	664,848	20,869,579	0.3
Rexford Industrial Realty Inc.	1,139,056	46,712,687	0.7
Sabra Health Care REIT Inc.	2,026,592	22,130,385	0.3
STAG Industrial Inc.	1,502,526	33,836,886	0.5
Terreno Realty Corp.	596,239	30,855,368	0.5
Other securities		397,577,677	6.0

		721,060,785	10.9

Food & Staples Retailing
Other securities		66,048,256	1.0

Food Products
Darling Ingredients Inc.(b)	1,648,742	31,606,384	0.5
Other securities		82,520,171	1.2

		114,126,555	1.7

Gas Utilities
New Jersey Resources Corp.	891,003	30,267,372	0.5
ONE Gas Inc.	523,876	43,806,511	0.7
Southwest Gas Holdings Inc.	484,108	33,674,552	0.5
Spire Inc.	498,498	37,128,131	0.6
Other securities		38,257,351	0.5

		183,133,917	2.8

SUMMARY SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF

Security	Shares	Value	% of Net Assets

Health Care Equipment & Supplies
Other securities		$52,321,734	0.8%

Health Care Providers & Services
Other securities		64,365,806	1.0

Health Care Technology
Other securities		26,037,619	0.4

Hotels, Restaurants & Leisure
Other securities		61,093,836	0.9

Household Durables
Other securities		88,311,156	1.3

Household Products
Other securities		14,924,762	0.2

Independent Power and Renewable Electricity Producers
Clearway Energy Inc., Class A	350,129	6,011,715	0.1
Clearway Energy Inc., Class C	793,823	14,923,873	0.2
Other securities		24,218,677	0.4

		45,154,265	0.7

Insurance
Other securities		238,991,990	3.6

Interactive Media & Services
Other securities		5,486,407	0.1

Internet & Direct Marketing Retail
Stamps.com Inc.(a)(b)	165,981	21,590,808	0.3
Other securities		14,914,814	0.3

		36,505,622	0.6

IT Services
KBR Inc.(a)	1,421,926	29,405,430	0.4
LiveRamp Holdings Inc.(a)(b)	673,456	22,170,171	0.3
Perspecta Inc.(a)	1,305,487	23,812,083	0.4
Other securities		43,539,430	0.7

		118,927,114	1.8

Leisure Products
Other securities		31,797,358	0.5

Life Sciences Tools & Services
Syneos Health Inc.(a)(b)	579,801	22,855,755	0.4
Other securities		13,103,844	0.2

		35,959,599	0.6

Machinery
Rexnord Corp.(a)	957,055	21,696,437	0.3
Other securities		190,266,942	2.9

		211,963,379	3.2

Marine
Other securities		19,032,123	0.3

Media
TEGNA Inc.(a)	2,183,118	23,708,661	0.4
Other securities		56,598,166	0.8

		80,306,827	1.2

Metals & Mining
Other securities		111,579,232	1.7

Mortgage Real Estate Investment
Blackstone Mortgage Trust Inc., Class A	1,288,460	23,991,125	0.4
PennyMac Mortgage Investment Trust(c)	991,636	10,531,174	0.2

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment (continued)
Other securities		$73,936,810	1.0%

		108,459,109	1.6

Multi-Utilities
Avista Corp.	668,629	28,410,046	0.4
Black Hills Corp.	612,316	39,206,593	0.6
NorthWestern Corp.	508,561	30,427,205	0.5
Other securities		7,678,954	0.1

		105,722,798	1.6

Multiline Retail
Other securities		10,401,909	0.2

Oil, Gas & Consumable Fuels
Other securities		173,197,038	2.6

Paper & Forest Products
Other securities		46,449,093	0.7

Personal Products
Other securities		18,990,040	0.3

Pharmaceuticals
Other securities		65,003,316	1.0

Professional Services
FTI Consulting Inc.(a)(b)	339,400	40,649,938	0.6
Other securities		47,333,692	0.7

		87,983,630	1.3

Real Estate Management & Development
Other securities		37,389,000	0.6

Road & Rail
Other securities		54,690,560	0.8

Semiconductors & Semiconductor Equipment
Cirrus Logic Inc.(b)	584,140	38,337,108	0.6
Other securities		157,979,043	2.4

		196,316,151	3.0

Software
Other securities		50,766,713	0.8

Specialty Retail
Other securities		133,706,193	2.0

Technology Hardware, Storage & Peripherals
Other securities		20,213,250	0.3

Textiles, Apparel & Luxury Goods
Other securities		29,750,929	0.5

Thrifts & Mortgage Finance
PennyMac Financial Services Inc.(c)	93,191	2,060,453	0.0
Radian Group Inc.	2,032,002	26,314,426	0.4
Other securities		188,333,282	2.9

		216,708,161	3.3

Tobacco
Other securities		11,751,216	0.2

Trading Companies & Distributors
GATX Corp.(a)	351,984	22,020,119	0.3
Other securities		85,623,582	1.3

		107,643,701	1.6

Water Utilities
Other securities		15,823,522	0.2

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$1,936,376	0.0%

Total Common Stocks (Cost: $9,981,145,955)		6,571,738,513	99.5

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	490,205,031	490,106,990	7.4
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	26,790,000	26,790,000	0.4

		516,896,990	7.8

Total Short-Term Investments (Cost: $516,935,225)		516,896,990	7.8

Total Investments In Securities (Cost: $10,498,081,180)		7,088,635,503	107.3

Other Assets, Less Liabilities		(481,102,904)	(7.3)

Net Assets		$6,607,532,599	100.0%

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	594,250,515	—		(104,045,484	)(b)	490,205,031	$490,106,990	$8,454,376	(c)	$29,055		$(261,728)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,332,537	15,457,463	(b)	—		26,790,000	26,790,000	296,490		—		—
PennyMac Financial Services Inc.	93,191	—		—		93,191	2,060,453	22,366		—		(12,115)
PennyMac Mortgage Investment Trust	563,887	562,713		(134,964)		991,636	10,531,174	1,381,746		508,434		(9,015,688)

							$529,488,617	$10,154,978		$537,489		$(9,289,531)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	597	06/19/20	$34,256	$474,633

SUMMARY SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$474,633

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,425,972)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$321,810

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$29,159,446

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,571,738,506	$—	$7	$6,571,738,513
Money Market Funds	516,896,990	—	—	516,896,990

	$7,088,635,496	$—	$7	$7,088,635,503

Derivative financial instruments(a)
Assets
Futures Contracts	$474,633	$—	$—	$474,633

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

March 31, 2020

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$367,176,295	$1,674,633,737	$385,840,096	$17,830,596,161
Affiliated(c)	1,719,645	11,940,457	4,764,426	669,752,178
Cash	31,171	119,852	34,715	126,595
Cash pledged:
Futures contracts	85,000	352,000	73,000	5,123,000
Receivables:
Investments sold	—	3,430	—	—
Securities lending income — Affiliated	1,986	16,021	2,277	348,059
Capital shares sold	—	33,169	49,932	23,002
Dividends	291,998	835,079	521,291	19,478,380

Total assets	369,306,095	1,687,933,745	391,285,737	18,525,447,375

LIABILITIES
Collateral on securities loaned, at value	3,879	8,992,580	1,475,050	597,267,140
Payables:
Variation margin on futures contracts	14,542	60,141	17,802	843,304
Capital shares redeemed	—	—	—	115,012
Investment advisory fees	44,207	277,979	66,968	2,325,573

Total liabilities	62,628	9,330,700	1,559,820	600,551,029

NET ASSETS	$369,243,467	$1,678,603,045	$389,725,917	$17,924,896,346

NET ASSETS CONSIST OF:
Paid-in capital	$414,248,434	$1,504,725,359	$466,728,105	$19,339,901,190
Accumulated earnings (loss)	(45,004,967)	173,877,686	(77,002,188)	(1,415,004,844)

NET ASSETS	$369,243,467	$1,678,603,045	$389,725,917	$17,924,896,346

Shares outstanding	6,000,000	19,950,000	8,850,000	126,600,000

Net asset value	$61.54	$84.14	$44.04	$141.59

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$8,667,761	$1,398,810	$570,148,906
(b) Investments, at cost — Unaffiliated	$406,946,139	$1,451,072,436	$449,336,511	$18,810,724,357
(c) Investments, at cost — Affiliated	$1,780,514	$11,933,303	$4,603,193	$668,434,709

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$42,730,525,785	$30,886,317,546	$32,457,403,167	$6,918,636,681
Affiliated(c)	1,779,310,431	834,975,510	4,657,200,716	1,509,046,176
Cash	465,211	45,633	3,527,642	955,423
Cash pledged:
Futures contracts	9,439,840	14,204,740	17,094,000	2,485,000
Receivables:
Investments sold	—	—	6,938,841	1,743
Securities lending income — Affiliated	870,671	363,160	5,561,885	1,574,678
Capital shares sold	1,229,684	1,881,488	38,771,565	5,229
Dividends	20,804,896	56,423,350	43,093,171	4,188,392

Total assets	44,542,646,518	31,794,211,427	37,229,590,987	8,436,893,322

LIABILITIES
Collateral on securities loaned, at value	1,699,756,564	591,753,319	4,509,844,904	1,497,705,345
Payables:
Investments purchased	—	18,731,125	57,948,504	5,229
Variation margin on futures contracts	1,469,123	1,828,575	702,335	95,738
Capital shares redeemed	77,577	832,577	52,798,190	665,351
Investment advisory fees	6,997,977	5,275,048	5,624,186	1,526,253

Total liabilities	1,708,301,241	618,420,644	4,626,918,119	1,499,997,916

NET ASSETS	$42,834,345,277	$31,175,790,783	$32,602,672,868	$6,936,895,406

NET ASSETS CONSIST OF:
Paid-in capital	$34,786,008,174	$38,993,623,202	$61,469,541,894	$10,333,266,313
Accumulated earnings (loss)	8,048,337,103	(7,817,832,419)	(28,866,869,026)	(3,396,370,907)

NET ASSETS	$42,834,345,277	$31,175,790,783	$32,602,672,868	$6,936,895,406

Shares outstanding	284,250,000	314,200,000	284,450,000	43,700,000

Net asset value	$150.69	$99.22	$114.62	$158.74

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,643,388,630	$566,987,736	$4,314,517,879	$1,442,764,825
(b) Investments, at cost — Unaffiliated	$33,443,821,040	$36,716,816,533	$55,532,787,105	$9,283,113,709
(c) Investments, at cost — Affiliated	$1,779,469,700	$819,057,427	$4,681,229,773	$1,509,174,820

See notes to financial statements.

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

March 31, 2020

iShares Russell 2000 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,559,146,886
Affiliated(c)	529,488,617
Cash	2,338,768
Cash pledged:
Futures contracts	4,418,000
Receivables:
Investments sold	2,292,344
Securities lending income — Affiliated	753,659
Capital shares sold	1,453,895
Dividends	14,251,976

Total assets	7,114,144,145

LIABILITIES
Collateral on securities loaned, at value	490,096,991
Payables:
Investments purchased	14,880,681
Variation margin on futures contracts	206,258
Capital shares redeemed	449
Investment advisory fees	1,427,167

Total liabilities	506,611,546

NET ASSETS	$6,607,532,599

NET ASSETS CONSIST OF:
Paid-in capital	$10,960,601,613
Accumulated loss	(4,353,069,014)

NET ASSETS	$6,607,532,599

Shares outstanding	80,250,000

Net asset value	$82.34

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$459,638,632
(b) Investments, at cost — Unaffiliated	$9,960,367,949
(c) Investments, at cost — Affiliated	$537,713,231

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

Year Ended March 31, 2020

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,543,414	$21,181,625	$12,756,478	$395,966,593
Dividends — Affiliated	33,063	56,930	96,683	2,066,747
Interest — Unaffiliated	469	2,834	909	46,533
Securities lending income — Affiliated — net	5,516	69,326	6,583	2,209,338
Foreign taxes withheld	(156)	(140)	(606)	(19,934)

Total investment income	5,582,306	21,310,575	12,860,047	400,269,277

EXPENSES
Investment advisory fees	424,813	3,141,738	932,744	31,099,669

Total expenses	424,813	3,141,738	932,744	31,099,669

Net investment income	5,157,493	18,168,837	11,927,303	369,169,608

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,532,978)	(23,781,884)	(8,746,551)	(161,754,482)
Investments — Affiliated	(6,771)	(29,125)	(33,078)	(505,243)
In-kind redemptions — Unaffiliated	13,456,825	95,220,844	35,673,857	1,556,949,231
In-kind redemptions — Affiliated	19,850	—	164,220	2,174,187
Futures contracts	(130,785)	(642,545)	(41,797)	(22,850,910)

Net realized gain	10,806,141	70,767,290	27,016,651	1,374,012,783

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(50,913,242)	(60,457,519)	(97,844,691)	(3,249,825,658)
Investments — Affiliated	(40,646)	6,707	(46,069)	(777,949)
Futures contracts	(27,762)	(209,878)	(66,382)	(1,759,883)

Net change in unrealized appreciation (depreciation)	(50,981,650)	(60,660,690)	(97,957,142)	(3,252,363,490)

Net realized and unrealized gain (loss)	(40,175,509)	10,106,600	(70,940,491)	(1,878,350,707)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,018,016)	$28,275,437	$(59,013,188)	$(1,509,181,099)

See notes to financial statements.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$567,406,335	$1,028,749,610	$521,513,812	$62,117,845
Dividends — Affiliated	1,421,884	6,045,782	4,723,157	271,352
Interest — Unaffiliated	60,712	78,019	56,302	9,895
Securities lending income — Affiliated — net	4,237,898	3,332,479	65,648,531	19,703,727
Foreign taxes withheld	(2,160)	(74,974)	(305,234)	(33,092)

Total investment income	573,124,669	1,038,130,916	591,636,568	82,069,727

EXPENSES
Investment advisory fees	88,623,531	75,215,158	82,712,541	21,923,827

Total expenses	88,623,531	75,215,158	82,712,541	21,923,827

Net investment income	484,501,138	962,915,758	508,924,027	60,145,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(686,131,369)	(954,601,956)	(1,632,288,703)	(376,737,732)
Investments — Affiliated	(583,221)	(1,600,281)	(430,871)	(127,065)
In-kind redemptions — Unaffiliated	3,853,723,407	2,735,884,059	4,502,559,597	646,979,497
In-kind redemptions — Affiliated	—	6,544,340	2,924,324	—
Futures contracts	(9,380,738)	(16,904,500)	(46,242,406)	(3,724,905)

Net realized gain	3,157,628,079	1,769,321,662	2,826,521,941	266,389,795

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,185,158,662)	(8,887,771,349)	(13,053,155,851)	(1,942,100,782)
Investments — Affiliated	(409,489)	445,842	(24,259,136)	(696,379)
Futures contracts	(3,150,431)	(5,625,771)	11,805,448	(590,088)

Net change in unrealized appreciation (depreciation)	(3,188,718,582)	(8,892,951,278)	(13,065,609,539)	(1,943,387,249)

Net realized and unrealized loss	(31,090,503)	(7,123,629,616)	(10,239,087,598)	(1,676,997,454)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$453,410,635	$(6,160,713,858)	$(9,730,163,571)	$(1,616,851,554)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations  (continued)

Year Ended March 31, 2020

iShares Russell 2000 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$168,372,100
Dividends — Affiliated	1,700,602
Interest — Unaffiliated	14,658
Securities lending income — Affiliated — net	8,454,376
Foreign taxes withheld	(97,869)

Total investment income	178,443,867

EXPENSES
Investment advisory fees	21,691,959

Total expenses	21,691,959

Net investment income	156,751,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(502,724,253)
Investments — Affiliated	29,212
In-kind redemptions — Unaffiliated	585,553,775
In-kind redemptions — Affiliated	508,277
Futures contracts	(3,425,972)

Net realized gain	79,941,039

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,789,869,582)
Investments — Affiliated	(9,289,531)
Futures contracts	321,810

Net change in unrealized appreciation (depreciation)	(2,798,837,303)

Net realized and unrealized loss	(2,718,896,264)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,562,144,356)

See notes to financial statements.

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares		iShares
	Russell Top 200 ETF		Russell Top 200 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,157,493	$3,181,270	$18,168,837	$14,850,876
Net realized gain	10,806,141	17,060,018	70,767,290	57,005,365
Net change in unrealized appreciation (depreciation)	(50,981,650)	(5,077,084)	(60,660,690)	63,801,443

Net increase (decrease) in net assets resulting from operations	(35,018,016)	15,164,204	28,275,437	135,657,684

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,858,711)	(3,165,676)	(18,561,859)	(14,664,825)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	196,738,386	64,971,939	291,403,519	277,512,190

NET ASSETS
Total increase in net assets	155,861,659	76,970,467	301,117,097	398,505,049
Beginning of year	213,381,808	136,411,341	1,377,485,948	978,980,899

End of year	$369,243,467	$213,381,808	$1,678,603,045	$1,377,485,948

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Russell Top 200 Value ETF		Russell 1000 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,927,303	$8,730,502	$369,169,608	$346,537,383
Net realized gain	27,016,651	6,027,168	1,374,012,783	2,401,471,739
Net change in unrealized appreciation (depreciation)	(97,957,142)	7,608,467	(3,252,363,490)	(788,331,878)

Net increase (decrease) in net assets resulting from operations	(59,013,188)	22,366,137	(1,509,181,099)	1,959,677,244

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,337,365)	(8,701,271)	(396,717,095)	(359,756,475)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	36,245,331	127,442,364	517,889,894	(1,640,900,307)

NET ASSETS
Total increase (decrease) in net assets	(36,105,222)	141,107,230	(1,388,008,300)	(40,979,538)
Beginning of year	425,831,139	284,723,909	19,312,904,646	19,353,884,184

End of year	$389,725,917	$425,831,139	$17,924,896,346	$19,312,904,646

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Russell 1000 Growth ETF		Russell 1000 Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$484,501,138	$490,205,230	$962,915,758	$878,594,655
Net realized gain	3,157,628,079	4,590,349,816	1,769,321,662	2,052,864,755
Net change in unrealized appreciation (depreciation)	(3,188,718,582)	(120,714,551)	(8,892,951,278)	(915,244,100)

Net increase (decrease) in net assets resulting from operations	453,410,635	4,959,840,495	(6,160,713,858)	2,016,215,310

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(489,416,037)	(487,557,427)	(1,068,613,061)	(924,954,569)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	141,020,775	(1,718,330,632)	527,568,153	568,591,357

NET ASSETS
Total increase (decrease) in net assets	105,015,373	2,753,952,436	(6,701,758,766)	1,659,852,098
Beginning of year	42,729,329,904	39,975,377,468	37,877,549,549	36,217,697,451

End of year	$42,834,345,277	$42,729,329,904	$31,175,790,783	$37,877,549,549

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Russell 2000 ETF		Russell 2000 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$508,924,027	$541,123,935	$60,145,900	$60,328,164
Net realized gain	2,826,521,941	3,195,282,180	266,389,795	1,578,231,361
Net change in unrealized appreciation (depreciation)	(13,065,609,539)	(3,463,868,897)	(1,943,387,249)	(1,333,654,005)

Net increase (decrease) in net assets resulting from operations	(9,730,163,571)	272,537,218	(1,616,851,554)	304,905,520

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(601,223,892)	(558,120,954)	(69,128,809)	(64,093,795)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(240,663,123)	1,541,709,042	(548,690,029)	(276,531,812)

NET ASSETS
Total increase (decrease) in net assets	(10,572,050,586)	1,256,125,306	(2,234,670,392)	(35,720,087)
Beginning of year	43,174,723,454	41,918,598,148	9,171,565,798	9,207,285,885

End of year	$32,602,672,868	$43,174,723,454	$6,936,895,406	$9,171,565,798

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares
	Russell 2000 Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$156,751,908	$168,134,776
Net realized gain	79,941,039	693,705,994
Net change in unrealized appreciation (depreciation)	(2,798,837,303)	(866,252,928)

Net decrease in net assets resulting from operations	(2,562,144,356)	(4,412,158)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(183,585,915)	(175,083,831)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	245,323,995	448,814,096

NET ASSETS
Total increase (decrease) in net assets	(2,500,406,276)	269,318,107
Beginning of year	9,107,938,875	8,838,620,768

End of year	$6,607,532,599	$9,107,938,875

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$65.66	$60.63	$53.88	$46.83	$46.70

Net investment income(a)	1.28	1.21	1.08	1.00	0.96
Net realized and unrealized gain (loss)(b)	(3.94)	4.97	6.71	7.06	0.14

Net increase (decrease) from investment operations	(2.66)	6.18	7.79	8.06	1.10

Distributions(c)
From net investment income	(1.46)	(1.15)	(1.04)	(1.01)	(0.97)

Total distributions	(1.46)	(1.15)	(1.04)	(1.01)	(0.97)

Net asset value, end of year	$61.54	$65.66	$60.63	$53.88	$46.83

Total Return
Based on net asset value	(4.24)%	10.27%	14.55%	17.38%	2.40%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.82%	1.91%	1.84%	2.01%	2.06%

Supplemental Data
Net assets, end of year (000)	$369,243	$213,382	$136,411	$102,364	$88,979

Portfolio turnover rate(d)	5%	5%	5%	7%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$82.24	$73.61	$61.44	$53.74	$51.75

Net investment income(a)	1.04	1.00	0.92	0.86	0.83
Net realized and unrealized gain(b)	1.90	8.60	12.18	7.69	2.00

Net increase from investment operations	2.94	9.60	13.10	8.55	2.83

Distributions(c)
From net investment income	(1.04)	(0.97)	(0.93)	(0.85)	(0.84)

Total distributions	(1.04)	(0.97)	(0.93)	(0.85)	(0.84)

Net asset value, end of year	$84.14	$82.24	$73.61	$61.44	$53.74

Total Return
Based on net asset value	3.55%	13.11%	21.43%	16.06%	5.52%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.16%	1.27%	1.33%	1.52%	1.59%

Supplemental Data
Net assets, end of year (000)	$1,678,603	$1,377,486	$978,981	$847,921	$631,482

Portfolio turnover rate(d)	20%	15%	11%	15%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$52.57	$50.39	$48.20	$41.57	$43.14

Net investment income(a)	1.40	1.31	1.17	1.10	1.04
Net realized and unrealized gain (loss)(b)	(8.38)	2.13	2.15	6.59	(1.44)

Net increase (decrease) from investment operations	(6.98)	3.44	3.32	7.69	(0.40)

Distributions(c)
From net investment income	(1.55)	(1.26)	(1.13)	(1.06)	(1.17)

Total distributions	(1.55)	(1.26)	(1.13)	(1.06)	(1.17)

Net asset value, end of year	$44.04	$52.57	$50.39	$48.20	$41.57

Total Return
Based on net asset value	(13.72)%	6.92%	6.93%	18.68%	(0.91)%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.56%	2.54%	2.33%	2.44%	2.47%

Supplemental Data
Net assets, end of year (000)	$389,726	$425,831	$284,724	$226,520	$170,437

Portfolio turnover rate(d)	17%	14%	13%	14%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$157.27	$146.79		$131.25	$114.08	$115.94

Net investment income(a)	2.96	2.74		2.50	2.30	2.22
Net realized and unrealized gain (loss)(b)	(15.46)	10.60		15.54	17.21	(1.78)

Net increase (decrease) from investment operations	(12.50)	13.34		18.04	19.51	0.44

Distributions(c)
From net investment income	(3.18)	(2.86)		(2.50)	(2.34)	(2.30)

Total distributions	(3.18)	(2.86)		(2.50)	(2.34)	(2.30)

Net asset value, end of year	$141.59	$157.27		$146.79	$131.25	$114.08

Total Return
Based on net asset value	(8.15)%	9.18	%(d)	13.83%	17.27%	0.41%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%		0.15%	0.15%	0.15%

Net investment income	1.78%	1.80%		1.77%	1.89%	1.96%

Supplemental Data
Net assets, end of year (000)	$17,924,896	$19,312,905		$19,353,884	$17,502,746	$14,801,765

Portfolio turnover rate(e)	5%	6%		4%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$151.33	$136.02	$113.76	$99.82	$98.94

Net investment income(a)	1.72	1.69	1.55	1.44	1.41
Net realized and unrealized gain (loss)(b)	(0.62)	15.31	22.26	13.97	0.87

Net increase from investment operations	1.10	17.00	23.81	15.41	2.28

Distributions(c)
From net investment income	(1.74)	(1.69)	(1.55)	(1.47)	(1.40)

Total distributions	(1.74)	(1.69)	(1.55)	(1.47)	(1.40)

Net asset value, end of year	$150.69	$151.33	$136.02	$113.76	$99.82

Total Return
Based on net asset value	0.68%	12.57%	21.02%	15.56%	2.34%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.20%	0.20%	0.20%

Net investment income	1.05%	1.17%	1.21%	1.38%	1.44%

Supplemental Data
Net assets, end of year (000)	$42,834,345	$42,729,330	$39,975,377	$34,304,520	$29,677,347

Portfolio turnover rate(d)	18%	12%	13%	14%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$123.48	$119.95		$114.90	$98.82	$103.08

Net investment income(a)	3.14	2.86		2.67	2.49	2.34
Net realized and unrealized gain (loss)(b)	(23.93)	3.67		5.08	16.08	(4.08)

Net increase (decrease) from investment operations	(20.79)	6.53		7.75	18.57	(1.74)

Distributions(c)
From net investment income	(3.47)	(3.00)		(2.70)	(2.49)	(2.52)

Total distributions	(3.47)	(3.00)		(2.70)	(2.49)	(2.52)

Net asset value, end of year	$99.22	$123.48		$119.95	$114.90	$98.82

Total Return
Based on net asset value	(17.30)%	5.53	%(d)	6.78%	18.96%	(1.66)%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%		0.20%	0.20%	0.20%

Net investment income	2.46%	2.36%		2.23%	2.32%	2.36%

Supplemental Data
Net assets, end of year (000)	$31,175,791	$37,877,550		$36,217,697	$36,504,958	$26,330,160

Portfolio turnover rate(e)	16%	17%		15%	13%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$153.10	$151.96	$137.69	$110.74	$124.39

Net investment income(a)	1.83	1.89	1.79	1.78	1.66
Net realized and unrealized gain (loss)(b)	(38.22)	1.18	14.38	27.08	(13.63)

Net increase (decrease) from investment operations	(36.39)	3.07	16.17	28.86	(11.97)

Distributions(c)
From net investment income	(2.09)	(1.93)	(1.90)	(1.91)	(1.68)

Total distributions	(2.09)	(1.93)	(1.90)	(1.91)	(1.68)

Net asset value, end of year	$114.62	$153.10	$151.96	$137.69	$110.74

Total Return
Based on net asset value	(24.04)%	2.01%	11.80%	26.25%	(9.67)%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.20%	0.20%	0.20%

Net investment income	1.19%	1.21%	1.23%	1.42%	1.43%

Supplemental Data
Net assets, end of year (000)	$32,602,673	$43,174,723	$41,918,598	$38,092,960	$25,343,887

Portfolio turnover rate(d)	18%	22%	16%	15%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$196.60	$190.63	$161.84	$132.79	$151.62

Net investment income(a)	1.32	1.21	1.23	1.42	1.17
Net realized and unrealized gain (loss)(b)	(37.65)	6.04	28.91	29.18	(18.80)

Net increase (decrease) from investment operations	(36.33)	7.25	30.14	30.60	(17.63)

Distributions(c)
From net investment income	(1.53)	(1.28)	(1.35)	(1.55)	(1.20)

Total distributions	(1.53)	(1.28)	(1.35)	(1.55)	(1.20)

Net asset value, end of year	$158.74	$196.60	$190.63	$161.84	$132.79

Total Return
Based on net asset value	(18.61)%	3.81%	18.68%	23.16%	(11.67)%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.24%	0.24%	0.25%

Net investment income	0.66%	0.61%	0.70%	0.96%	0.82%

Supplemental Data
Net assets, end of year (000)	$6,936,895	$9,171,566	$9,207,286	$7,630,839	$5,942,311

Portfolio turnover rate(d)	33%	35%	26%	28%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$119.84	$122.00	$118.27	$93.28	$103.22

Net investment income(a)	2.07	2.18	2.03	1.92	1.89
Net realized and unrealized gain (loss)(b)	(37.17)	(2.10)	3.93	25.16	(9.88)

Net increase (decrease) from investment operations	(35.10)	0.08	5.96	27.08	(7.99)

Distributions(c)
From net investment income	(2.40)	(2.24)	(2.23)	(2.09)	(1.95)

Total distributions	(2.40)	(2.24)	(2.23)	(2.09)	(1.95)

Net asset value, end of year	$82.34	$119.84	$122.00	$118.27	$93.28

Total Return
Based on net asset value	(29.79)%	0.03%	5.06%	29.25%	(7.76)%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.24%	0.24%	0.25%

Net investment income	1.74%	1.73%	1.67%	1.79%	1.98%

Supplemental Data
Net assets, end of year (000)	$6,607,533	$9,107,939	$8,838,621	$8,787,608	$5,788,063

Portfolio turnover rate(d)	25%	26%	23%	24%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth(a)	. Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth(a)	Diversified
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (continued)

Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

80	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell Top 200 Growth
Barclays Capital Inc.	$927,885	$927,885		$—	$—
BNP Paribas Prime Brokerage International Ltd.	328,548	320,176		—	(8,372	)(b)
BNP Paribas Securities Corp.	2,948,345	2,948,345		—	—
HSBC Bank PLC	574,397	574,397		—	—
Morgan Stanley & Co. LLC	3,570,844	3,570,844		—	—
SG Americas Securities LLC	18,236	18,236		—	—
Wells Fargo Securities LLC	299,506	299,506		—	—

	$8,667,761	$8,659,389		$—	$(8,372)

Russell Top 200 Value
SG Americas Securities LLC	$1,398,810	$1,398,810		$—	$—

Russell 1000
Barclays Bank PLC	$21,507,826	$21,507,826		$—	$—
Barclays Capital Inc.	10,996,206	10,996,206		—	—
BNP Paribas Prime Brokerage International Ltd.	63,337,520	63,337,520		—	—
BNP Paribas Securities Corp.	506,355	506,355		—	—
BofA Securities, Inc.	77,262,472	77,262,472		—	—
Citadel Clearing LLC	7,574,308	7,574,308		—	—
Citigroup Global Markets Inc.	38,931,992	38,931,992		—	—
Credit Suisse AG	15,125,226	15,125,226		—	—
Credit Suisse Securities (USA) LLC	410,905	410,905		—	—
Goldman Sachs & Co.	24,032,119	24,032,119		—	—
HSBC Bank PLC	7,756,380	7,756,380		—	—
Jefferies LLC	1,057	1,057		—	—
JPMorgan Securities LLC	53,610,882	53,610,882		—	—
Morgan Stanley & Co. LLC	53,151,330	53,151,330		—	—
National Financial Services LLC	2,346,254	2,346,254		—	—
Nomura Securities International Inc.	1,619,063	1,619,063		—	—
RBC Capital Markets LLC	75,702	75,702		—	—
Scotia Capital (USA) Inc.	1,140,268	1,140,268		—	—
SG Americas Securities LLC	38,987,123	38,987,123		—	—
State Street Bank & Trust Company	94,413	94,413		—	—
TD Prime Services LLC	4,758,709	4,758,709		—	—
UBS AG	93,080,748	93,080,748		—	—
UBS Securities LLC	5,212,828	5,212,828		—	—
Virtu Americas LLC	1,244,757	1,244,757		—	—
Wells Fargo Bank, National Association	45,128,818	45,128,818		—	—
Wells Fargo Securities LLC	2,255,645	2,255,645		—	—

	$570,148,906	$570,148,906		$—	$—

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 1000 Growth
Barclays Bank PLC	$20,573,701	$20,573,701		$—	$—
Barclays Capital Inc.	34,912,351	34,912,351		—	—
BNP Paribas Prime Brokerage International Ltd.	185,367,442	185,367,442		—	—
BNP Paribas Securities Corp.	332,244	332,244		—	—
BofA Securities, Inc.	82,071,481	82,071,481		—	—
Citadel Clearing LLC	16,019,163	16,019,163		—	—
Citigroup Global Markets Inc.	177,327,131	177,327,131		—	—
Credit Suisse AG	56,483,964	56,483,964		—	—
Credit Suisse Securities (USA) LLC	11,794,501	11,794,501		—	—
Deutsche Bank Securities Inc.	31,365	31,365		—	—
Goldman Sachs & Co.	260,474,615	260,474,615		—	—
HSBC Bank PLC	17,966,937	17,966,937		—	—
Jefferies LLC	232,003	232,003		—	—
JPMorgan Securities LLC	266,342,522	266,342,522		—	—
Morgan Stanley & Co. LLC	179,555,772	179,555,772		—	—
National Financial Services LLC	7,128,564	7,128,564		—	—
Natixis Securities Americas LLC	9,897,569	9,897,569		—	—
Nomura Securities International Inc.	3,465,481	3,465,481		—	—
RBC Capital Markets LLC	8,376,094	8,376,094		—	—
Scotia Capital (USA) Inc.	1,895,252	1,895,252		—	—
SG Americas Securities LLC	52,721,166	52,721,166		—	—
State Street Bank & Trust Company	144,057	144,057		—	—
UBS AG	114,878,729	114,878,729		—	—
UBS Securities LLC	15,471,693	15,471,693		—	—
Virtu Americas LLC	5,769,035	5,769,035		—	—
Wells Fargo Bank, National Association	104,697,860	104,697,860		—	—
Wells Fargo Securities LLC	9,457,938	9,457,938		—	—

	$1,643,388,630	$1,643,388,630		$—	$—

Russell 1000 Value
Barclays Bank PLC	$41,569,354	$41,569,354		$—	$—
Barclays Capital Inc.	7,185,401	7,185,401		—	—
BMO Capital Markets	213	213		—	—
BNP Paribas Prime Brokerage International Ltd.	29,085,752	29,085,752		—	—
BNP Paribas Securities Corp.	6,122,852	6,122,852		—	—
BofA Securities, Inc.	69,701,056	69,701,056		—	—
Citadel Clearing LLC	10,367,344	10,367,344		—	—
Citigroup Global Markets Inc.	30,302,095	30,302,095		—	—
Credit Suisse AG	27,189,120	27,189,120		—	—
Credit Suisse Securities (USA) LLC	4,512,945	4,512,945		—	—
Deutsche Bank Securities Inc.	601,257	601,257		—	—
Goldman Sachs &Co.	60,135,780	60,135,780		—	—
HSBC Bank PLC	10,370,012	10,370,012		—	—
Jefferies LLC	68,016	66,835		—	(1,181	)(b)
JPMorgan Securities LLC	84,457,998	84,457,998		—	—
Morgan Stanley & Co. LLC	46,713,908	46,713,908		—	—
National Financial Services LLC	6,469,145	6,469,145		—	—
Natixis Securities Americas LLC	3,342,243	3,342,243		—	—
Nomura Securities International Inc.	1,613,578	1,613,578		—	—
RBC Capital Markets LLC	197,925	197,925		—	—
Scotia Capital (USA) Inc.	2,224,268	2,218,692		—	(5,576	)(b)
SG Americas Securities LLC	18,142,912	18,142,912		—	—
State Street Bank & Trust Company	736,753	736,753		—	—
TD Prime Services LLC	9,887,985	9,887,985		—	—
UBS AG	42,270,776	42,270,776		—	—
UBS Securities LLC	3,066,447	3,066,447		—	—
Virtu Americas LLC	1,039,380	1,039,380		—	—
Wells Fargo Bank, National Association	42,657,334	42,657,334		—	—
Wells Fargo Securities LLC	6,955,887	6,955,887		—	—

	$566,987,736	$566,980,979		$—	$(6,757)

82	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 2000
Barclays Bank PLC	$133,654,553	$133,654,553		$—	$—
Barclays Capital Inc.	76,572,925	76,572,925		—	—
BMO Capital Markets	1,203,563	1,203,563		—	—
BNP Paribas New York Branch	2,236,475	2,236,475		—	—
BNP Paribas Prime Brokerage International Ltd.	190,859,698	190,859,698		—	—
BNP Paribas Securities Corp.	67,064,835	67,064,835		—	—
BofA Securities, Inc.	411,888,359	411,888,359		—	—
Citadel Clearing LLC	52,181,740	52,181,740		—	—
Citigroup Global Markets Inc.	360,987,342	360,987,342		—	—
Credit Suisse AG	187,365,138	187,365,138		—	—
Credit Suisse Securities (USA) LLC	64,046,181	64,046,181		—	—
Deutsche Bank Securities Inc.	38,308,869	38,308,869		—	—
Goldman Sachs &Co.	632,614,781	632,614,781		—	—
HSBC Bank PLC	52,503,307	52,503,307		—	—
ING Financial Markets LLC	174,020	170,461		—	(3,559	)(b)
Jefferies LLC	14,236,451	14,236,451		—	—
JPMorgan Securities LLC	943,346,007	943,346,007		—	—
Mizuho Securities USA Inc.	330,372	330,372		—	—
Morgan Stanley & Co. LLC	510,322,245	510,322,245		—	—
National Financial Services LLC	181,814,536	181,814,536		—	—
Natixis Securities Americas LLC	14,324,831	14,324,831		—	—
Nomura Securities International Inc.	4,222,662	4,222,662		—	—
RBC Capital Markets LLC	2,762,186	2,762,186		—	—
Scotia Capital (USA) Inc.	17,158,779	17,158,779		—	—
SG Americas Securities LLC	8,300,696	8,300,696		—	—
State Street Bank & Trust Company	8,426,135	8,426,135		—	—
TD Prime Services LLC	2,485,017	2,485,017		—	—
UBS AG	130,907,132	130,907,132		—	—
UBS Securities LLC	41,441,450	41,441,450		—	—
Virtu Americas LLC	6,013,655	6,013,655		—	—
Wells Fargo Securities LLC	156,763,939	156,763,939		—	—

	$4,314,517,879	$4,314,514,320		$—	$(3,559)

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 2000 Growth
Barclays Bank PLC	$89,172,738	$89,172,738		$—	$—
Barclays Capital Inc.	23,283,664	23,283,664		—	—
BMO Capital Markets	13,981	13,981		—	—
BNP Paribas Prime Brokerage International Ltd.	61,717,929	61,717,929		—	—
BNP Paribas Securities Corp.	5,960,585	5,960,585		—	—
BofA Securities, Inc.	142,227,999	142,227,999		—	—
Citadel Clearing LLC	19,066,226	19,066,226		—	—
Citigroup Global Markets Inc.	111,348,673	111,348,673		—	—
Credit Suisse AG	62,929,257	62,929,257		—	—
Credit Suisse Securities (USA) LLC	21,865,327	21,865,327		—	—
Deutsche Bank Securities Inc.	7,692,360	7,692,360		—	—
Goldman Sachs & Co.	266,431,202	266,431,202		—	—
HSBC Bank PLC	9,552,108	9,552,108		—	—
ING Financial Markets LLC	9,342	9,342		—	—
Jefferies LLC	3,695,577	3,695,577		—	—
JPMorgan Securities LLC	265,839,907	265,839,907		—	—
Morgan Stanley & Co. LLC	179,705,495	179,705,495		—	—
National Financial Services LLC	53,759,892	53,759,892		—	—
Natixis Securities Americas LLC	3,058,596	3,058,596		—	—
Nomura Securities International Inc.	2,802,980	2,802,980		—	—
RBC Capital Markets LLC	2,209,531	2,209,531		—	—
Scotia Capital (USA) Inc.	6,178,339	6,178,339		—	—
SG Americas Securities LLC	3,057,263	3,057,263		—	—
State Street Bank & Trust Company	2,611,932	2,611,932		—	—
TD Prime Services LLC	991,247	991,247		—	—
UBS AG	34,874,656	34,874,656		—	—
UBS Securities LLC	34,924,386	34,924,386		—	—
Virtu Americas LLC	534,189	534,189		—	—
Wells Fargo Securities LLC	27,249,444	27,249,444		—	—

	$1,442,764,825	$1,442,764,825		$—	$—

84	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 2000 Value
Barclays Bank PLC	$24,627,376	$24,627,376		$—	$—
Barclays Capital Inc.	14,265,764	14,265,764		—	—
BMO Capital Markets	48,851	48,851		—	—
BNP Paribas Prime Brokerage International Ltd.	15,681,142	15,681,142		—	—
BNP Paribas Securities Corp.	1,983,962	1,983,962		—	—
BofA Securities, Inc.	48,091,807	48,091,807		—	—
Citadel Clearing LLC	3,145,415	3,145,415		—	—
Citigroup Global Markets Inc.	23,657,230	23,657,230		—	—
Credit Suisse AG	13,935,503	13,935,503		—	—
Credit Suisse Securities (USA) LLC	13,501,128	13,501,128		—	—
Deutsche Bank Securities Inc.	6,716,098	6,716,098		—	—
Goldman Sachs & Co.	43,799,722	43,799,722		—	—
HSBC Bank PLC	4,682,229	4,534,358		—	(147,871	)(b)
ING Financial Markets LLC	11,800	11,800		—	—
Jefferies LLC	831,753	831,753		—	—
JPMorgan Securities LLC	99,448,135	99,448,135		—	—
Morgan Stanley & Co. LLC	72,505,148	72,505,148		—	—
National Financial Services LLC	14,768,307	14,768,307		—	—
Natixis Securities Americas LLC	40,789	40,789		—	—
Nomura Securities International Inc.	1,634,477	1,634,477		—	—
RBC Capital Markets LLC	756,042	756,042		—	—
Scotia Capital (USA) Inc.	1,890,043	1,890,043		—	—
SG Americas Securities LLC	1,142,738	1,142,738		—	—
State Street Bank & Trust Company	2,160,011	2,103,302		—	(56,709	)(b)
TD Prime Services LLC	640,005	640,005		—	—
UBS AG	18,112,559	18,112,559		—	—
UBS Securities LLC	7,055,780	7,055,780		—	—
Virtu Americas LLC	625,624	625,624		—	—
Wells Fargo Securities LLC	23,879,194	23,879,194		—	—

	$459,638,632	$459,434,052		$—	$(204,580)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements  (continued)

due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.2000%
Over $46 billion, up to and including $81 billion	0.1900
Over $81 billion, up to and including $111 billion	0.1805
Over $111 billion, up to and including $141 billion	0.1715
Over $141 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.2500%
Over $46 billion, up to and including $81 billion	0.2375
Over $81 billion, up to and including $111 billion	0.2257
Over $111 billion, up to and including $141 billion	0.2144
Over $141 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

86	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Russell Top 200	$2,264
Russell Top 200 Growth	28,498
Russell Top 200 Value	2,654
Russell 1000	923,541
Russell 1000 Growth	1,777,998
Russell 1000 Value	1,315,164
Russell 2000	25,360,468
Russell 2000 Growth	7,627,994
Russell 2000 Value	3,262,251

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Russell Top 200	$6,741,847	$3,613,687	$(678,953)
Russell Top 200 Growth	84,376,943	86,081,380	(11,703,066)
Russell Top 200 Value	46,576,194	26,603,843	(1,674,182)
Russell 1000	339,425,721	156,154,799	(43,848,519)
Russell 1000 Growth	2,678,544,010	3,047,847,959	(429,064,575)
Russell 1000 Value	3,739,595,640	1,722,406,215	(237,803,581)
Russell 2000	890,630,727	2,025,372,256	50,108,170
Russell 2000 Growth	601,351,451	1,544,067,468	(370,224,708)
Russell 2000 Value	932,457,498	915,945,355	(169,932,301)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements  (continued)

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$14,887,381	$15,835,926
Russell Top 200 Growth	317,945,692	312,153,191
Russell Top 200 Value	79,072,265	80,976,385
Russell 1000	972,463,173	1,040,659,061
Russell 1000 Growth	8,358,055,835	8,269,833,681
Russell 1000 Value	6,291,849,629	6,458,919,968
Russell 2000	7,791,917,725	8,061,489,190
Russell 2000 Growth	2,915,975,787	2,981,837,659
Russell 2000 Value	2,242,253,668	2,168,788,527

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$253,720,455	$57,440,967
Russell Top 200 Growth	531,744,584	247,018,403
Russell Top 200 Value	171,320,939	134,765,871
Russell 1000	4,993,644,763	4,467,080,279
Russell 1000 Growth	8,564,534,053	8,540,551,739
Russell 1000 Value	10,507,587,948	9,934,114,500
Russell 2000	60,729,862,400	60,874,327,464
Russell 2000 Growth	2,617,935,098	3,162,746,206
Russell 2000 Value	2,771,377,869	2,604,206,024

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and distributions paid in excess of taxable income, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Russell Top 200	$12,913,104	$(12,913,104)
Russell Top 200 Growth	94,271,508	(94,271,508)
Russell Top 200 Value	33,591,454	(33,591,454)
Russell 1000	1,476,765,550	(1,476,765,550)
Russell 1000 Growth	3,799,618,522	(3,799,618,522)
Russell 1000 Value	2,309,175,339	(2,309,175,339)
Russell 2000	3,659,255,408	(3,659,255,408)
Russell 2000 Growth	508,665,494	(508,665,494)
Russell 2000 Value	436,677,719	(436,677,719)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Russell Top 200
Ordinary income	$5,858,711	$3,165,676

88	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Russell Top 200 Growth
Ordinary income	$18,561,859	$14,664,825

Russell Top 200 Value
Ordinary income	$13,337,365	$8,701,271

Russell 1000
Ordinary income	$396,717,095	$359,756,475

Russell 1000 Growth
Ordinary income	$489,416,037	$487,557,427

Russell 1000 Value
Ordinary income	$1,068,613,061	$924,954,569

Russell 2000
Ordinary income	$601,223,892	$558,120,954

Russell 2000 Growth
Ordinary income	$69,128,809	$64,093,795

Russell 2000 Value
Ordinary income	$183,585,915	$175,083,831

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Russell Top 200	$242,652	$(2,277,125)	$(42,970,494)	$(45,004,967)
Russell Top 200 Growth	178,196	(33,831,940)	207,531,430	173,877,686
Russell Top 200 Value	403,744	(1,355,111)	(76,050,821)	(77,002,188)
Russell 1000	2,964,036	(122,396,042)	(1,295,572,838)	(1,415,004,844)
Russell 1000 Growth	7,668,965	(706,979,434)	8,747,647,572	8,048,337,103
Russell 1000 Value	—	(453,749,616)	(7,364,082,803)	(7,817,832,419)
Russell 2000	—	(5,130,624,101)	(23,736,244,925)	(28,866,869,026)
Russell 2000 Growth	—	(891,849,139)	(2,504,521,768)	(3,396,370,907)
Russell 2000 Value	—	(480,512,762)	(3,872,556,252)	(4,353,069,014)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$411,866,434	$11,498,840	$(54,469,334)	$(42,970,494)
Russell Top 200 Growth	1,479,042,764	274,048,421	(66,516,991)	207,531,430
Russell Top 200 Value	466,655,343	16,284,518	(92,335,339)	(76,050,821)
Russell 1000	19,795,921,177	2,079,109,664	(3,374,682,502)	(1,295,572,838)
Russell 1000 Growth	35,762,188,644	10,762,665,013	(2,015,017,441)	8,747,647,572
Russell 1000 Value	39,085,375,859	1,868,733,769	(9,232,816,572)	(7,364,082,803)
Russell 2000	60,850,848,808	367,780,284	(24,104,025,209)	(23,736,244,925)
Russell 2000 Growth	10,932,204,625	518,676,672	(3,023,198,440)	(2,504,521,768)
Russell 2000 Value	10,961,191,755	236,023,683	(4,108,579,935)	(3,872,556,252)

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements  (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200
Shares sold	3,650,000	$254,319,339	1,950,000	$125,199,420
Shares redeemed	(900,000)	(57,580,953)	(950,000)	(60,227,481)

Net increase	2,750,000	$196,738,386	1,000,000	$64,971,939

Russell Top 200 Growth
Shares sold	6,050,000	$539,207,875	5,500,000	$435,076,925
Shares redeemed	(2,850,000)	(247,804,356)	(2,050,000)	(157,564,735)

Net increase	3,200,000	$291,403,519	3,450,000	$277,512,190

Russell Top 200 Value
Shares sold	3,250,000	$172,543,958	3,150,000	$163,087,864
Shares redeemed	(2,500,000)	(136,298,627)	(700,000)	(35,645,500)

Net increase	750,000	$36,245,331	2,450,000	$127,442,364

90	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Russell 1000
Shares sold	30,800,000	$5,016,412,652	42,500,000	$6,291,800,519
Shares redeemed	(27,000,000)	(4,498,522,758)	(51,550,000)	(7,932,700,826)

Net increase (decrease)	3,800,000	$517,889,894	(9,050,000)	$(1,640,900,307)

Russell 1000 Growth
Shares sold	54,800,000	$8,714,895,410	63,550,000	$9,161,407,041
Shares redeemed	(52,900,000)	(8,573,874,635)	(75,100,000)	(10,879,737,673)

Net increase (decrease)	1,900,000	$141,020,775	(11,550,000)	$(1,718,330,632)

Russell 1000 Value
Shares sold	87,050,000	$10,568,414,563	83,950,000	$10,084,204,618
Shares redeemed	(79,600,000)	(10,040,846,410)	(79,150,000)	(9,515,613,261)

Net increase	7,450,000	$527,568,153	4,800,000	$568,591,357

Russell 2000
Shares sold	428,150,000	$63,174,663,583	372,900,000	$58,019,515,904
Shares redeemed	(425,700,000)	(63,415,326,706)	(366,750,000)	(56,477,806,862)

Net increase (decrease)	2,450,000	$(240,663,123)	6,150,000	$1,541,709,042

Russell 2000 Growth
Shares sold	13,300,000	$2,645,575,980	29,000,000	$5,888,694,244
Shares redeemed	(16,250,000)	(3,194,266,009)	(30,650,000)	(6,165,226,056)

Net decrease	(2,950,000)	$(548,690,029)	(1,650,000)	$(276,531,812)

Russell 2000 Value
Shares sold	27,050,000	$2,982,646,088	34,750,000	$4,480,825,743
Shares redeemed	(22,800,000)	(2,737,322,093)	(31,200,000)	(4,032,011,647)

Net increase	4,250,000	$245,323,995	3,550,000	$448,814,096

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received proceeds of $750,618 and $4,187,372, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements  (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

92	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF,

iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF,

iShares Russell 1000 Value ETF, iShares Russell 2000 ETF,

iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF and iShares Russell Top 200 Value ETF and summary schedules of investments of iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (nine of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”), as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the five years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	93

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00%
Russell Top 200 Value	99.88%
Russell 1000	96.75%
Russell 1000 Growth	100.00%
Russell 1000 Value	94.48%
Russell 2000	100.00%
Russell 2000 Growth	78.17%
Russell 2000 Value	68.04%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Russell Top 200	$5,934,296
Russell Top 200 Growth	20,152,948
Russell Top 200 Value	14,019,817
Russell 1000	379,261,591
Russell 1000 Growth	539,091,729
Russell 1000 Value	1,044,850,041
Russell 2000	634,496,647
Russell 2000 Growth	52,851,192
Russell 2000 Value	130,820,319

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Business Income
Russell Top 200	$80,218
Russell Top 200 Growth	652,247
Russell Top 200 Value	67,802
Russell 1000	14,481,471
Russell 1000 Growth	17,645,041
Russell 1000 Value	39,884,681
Russell 2000	72,850,153
Russell 2000 Growth	4,805,615
Russell 2000 Value	26,673,389

94	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	95

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell Top 200(a)	$1.395630	$—	$0.061851	$1.457481	96%	—%	4%	100%
Russell Top 200 Growth(a)	1.033583	—	0.009706	1.043289	99	—	1	100
Russell Top 200 Value(a)	1.416012	—	0.131085	1.547097	92	—	8	100
Russell 1000(a)	3.112393	—	0.063064	3.175457	98	—	2	100
Russell 1000 Growth(a)	1.725370	—	0.016819	1.742189	99	—	1	100
Russell 1000 Value(a)	3.154788	—	0.319903	3.474691	91	—	9	100
Russell 2000(a)	1.973435	—	0.120487	2.093922	94	—	6	100
Russell 2000 Growth(a)	1.479495	—	0.047520	1.527015	97	—	3	100
Russell 2000 Value(a)	2.239434	—	0.164933	2.404367	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	700	53.04
At NAV	191	14.46
Less than 0.0% and Greater than –0.5%	428	32.42

	1,320	100.00%

96	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares Russell Top 200 Growth ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.15
Greater than 0.0% and Less than 0.5%	739	55.99
At NAV	235	17.80
Less than 0.0% and Greater than –0.5%	343	25.98

	1,320	100.00%

iShares Russell Top 200 Value ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	763	57.80%
At NAV	177	13.41
Less than 0.0% and Greater than –0.5%	380	28.79

	1,320	100.00%

iShares Russell 1000 ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	610	46.21%
At NAV	294	22.27
Less than 0.0% and Greater than –0.5%	416	31.52

	1,320	100.00%

iShares Russell 1000 Growth ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	565	42.80%
At NAV	278	21.06
Less than 0.0% and Greater than –0.5%	477	36.14

	1,320	100.00%

iShares Russell 1000 Value ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	600	45.45%
At NAV	258	19.55
Less than 0.0% and Greater than –0.5%	462	35.00

	1,320	100.00%

SUPPLEMENTAL INFORMATION	97

Supplemental Information  (unaudited) (continued)

iShares Russell 2000 ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	602	45.60
At NAV	110	8.33
Less than 0.0% and Greater than –0.5%	604	45.75
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

iShares Russell 2000 Growth ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	581	44.01
At NAV	125	9.47
Less than 0.0% and Greater than –0.5%	609	46.14
Less than –0.5% and Greater than –1.0%	4	0.30

	1,320	100.00%

iShares Russell 2000 Value ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	1	0.08
Greater than 0.0% and Less than 0.5%	634	48.03
At NAV	115	8.71
Less than 0.0% and Greater than –0.5%	567	42.95
Less than –0.5% and Greater than –1.0%	2	0.15

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Russell 1000 Value ETF and iShares Russell 2000 ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

98	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Russell 1000 Value ETF in respect of the Company’s financial year ending 31 December 2019 is USD 3.50 million. This figure is comprised of fixed remuneration of USD 1.62 million and variable remuneration of USD 1.88 million. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Russell 1000 Value ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 446.94 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 52.53 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Russell 2000 ETF in respect of the Company’s financial year ending 31 December 2019 is USD 3.96 million. This figure is comprised of fixed remuneration of USD 1.83 million and variable remuneration of USD 2.13 million. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Russell 2000 ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 505.01 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 59.36 thousand.

SUPPLEMENTAL INFORMATION	99

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

100	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	101

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

102	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	103

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-305-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Micro-Cap ETF | IWC | NYSE Arca
•	iShares Russell 1000 Pure U.S. Revenue ETF | AMCA | NASDAQ
•	iShares Russell 2500 ETF | SMMD | Cboe BZX
•	iShares Russell 3000 ETF | IWV | NYSE Arca
•	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
•	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
•	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.

In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%–0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Micro-Cap ETF

Investment Objective

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(26.47)%	(2.02)%	5.91%	(26.47)%	(9.69)%	77.59%
Fund Market	(26.69)	(2.06)	5.91	(26.69)	(9.90)	77.53
Index	(26.38)	(1.94)	6.05	(26.38)	(9.35)	79.90

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 769.80	$ 2.65		$ 1,000.00	$ 1,022.00	$ 3.03		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Micro-Cap ETF

Portfolio Management Commentary

Micro-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Financials sector stocks detracted the most from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, particularly banks, whose profits were boosted by lower funding costs due to increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured profitability, particularly for banks that already had low deposit costs.

Consumer discretionary stocks detracted significantly from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. Restrictions on social contact heavily affected retailers, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. The hotels, restaurants, and leisure industry was among the hardest hit by the coronavirus, as stay-at-home orders and worldwide travel restrictions led to a sharp decrease in revenues.

The healthcare sector also detracted from the Index’s performance, led by the healthcare equipment and supplies industry. As many hospitals deferred elective procedures to save capacity for a surge in coronavirus patients, investors anticipated lower demand for the medical equipment used for elective procedures.

Stocks in the industrials sector detracted notably from the Index’s return, as factory closures and declining demand drove an abrupt slowdown in industrial activity. The capital goods industry, which produces heavy equipment and machinery, drove the sector’s performance amid declines in factory orders and employment.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care	32.0%
Financials	21.7
Information Technology	11.5
Industrials	10.4
Consumer Discretionary	6.5
Real Estate	4.6
Energy	3.7
Communication Services	3.1
Materials	2.5
Consumer Staples	2.3
Utilities	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Forty Seven Inc.	1.0%
Ra Pharmaceuticals Inc.	0.7
ChemoCentryx Inc.	0.7
Axsome Therapeutics Inc.	0.6
Onto Innovation Inc.	0.6
Kodiak Sciences Inc.	0.5
Innovative Industrial Properties Inc.	0.5
Karyopharm Therapeutics Inc.	0.5
Principia Biopharma Inc.	0.4
Palomar Holdings Inc.	0.4

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Investment Objective

The iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies exhibiting higher domestic sales as a proportion of the company’s total sales relative to other large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Pure Domestic Exposure Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(14.94)%	(1.15)%	(14.94)%	(3.01)%
Fund Market	(15.01)	(1.16)	(15.01)	(3.05)
Index	(14.89)	(1.01)	(14.89)	(2.66)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/8/17. The first day of secondary market trading was 8/10/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 802.20	$ 0.68		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF

Portfolio Management Commentary

Domestically focused large- and mid-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Financials sector stocks detracted the most from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, particularly banks. Despite low interest rates, bank profits were boosted by lower funding costs due to increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries disrupted by shutdowns. The economic downturn and higher unemployment claims weighed on the consumer finance industry, driven by concerns about increased default risk and lower demand for personal credit.

The energy sector also detracted significantly from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020, as the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Oil prices declined below the costs of producing oil with hydraulic fracturing, or fracking, which meant many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

The real estate sector detracted notably from the Index’s return, driven by the coronavirus-related economic slowdown. Real estate investment trusts (“REITs”) detracted the most, particularly retail REITs. Social distancing measures enacted throughout much of the U.S. weighed on companies in the retail industry, raising concerns about their ability to continue making lease payments.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	20.8%
Communication Services	13.5
Health Care	13.1
Utilities	13.0
Consumer Discretionary	11.5
Industrials	8.2
Real Estate	7.9
Information Technology	4.9
Consumer Staples	3.4
Energy	2.5
Materials	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
UnitedHealth Group Inc.	4.1%
Verizon Communications Inc.	3.9
Berkshire Hathaway Inc., Class B	3.9
AT&T Inc.	3.7
Home Depot Inc. (The)	3.6
Comcast Corp., Class A	2.7
Bank of America Corp.	2.7
NextEra Energy Inc.	2.1
Union Pacific Corp.	1.7
Wells Fargo & Co.	1.7

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® Russell 2500 ETF

Investment Objective

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(22.47)%	(3.82)%	(22.47)%	(10.11)%
Fund Market	(22.39)	(3.81)	(22.39)	(10.09)
Index	(22.47)	(3.80)	(22.47)	(10.05)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 763.00	$ 0.31		$ 1,000.00	$ 1,024.70	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 2500 ETF

Portfolio Management Commentary

Mid- and small-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Financials sector stocks detracted the most from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, particularly banks. Despite low interest rates, bank profits were boosted by lower funding costs due to increased deposits, higher trading revenues, and a rise in consumer lending. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns.

Consumer discretionary stocks detracted significantly from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. In an environment of uncertainty and rising unemployment, analysts expected consumers to prioritize necessities over the discretionary spending that provides the sector’s revenues. Restrictions on social contact affected retailers and apparel brands, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well.

The industrials sector also detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the sector, the capital goods industry, which produces heavy equipment and machinery, was the largest detractor amid declines in factory orders and employment.

The energy sector also detracted from the Index’s return, as oil prices declined rapidly in February 2020 to their lowest levels in 21 years. A disagreement between Saudi Arabia and Russia, the second and third largest oil producers in the world, raised expectations for a large increase in oil production. Meanwhile, the coronavirus outbreak precipitated a steep drop in demand for energy.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Investment Companies	41.8%
Information Technology	11.8
Industrials	8.3
Health Care	7.9
Financials	7.8
Real Estate	6.5
Consumer Discretionary	5.9
Materials	3.4
Utilities	2.4
Communication Services	2.1
Consumer Staples	1.6
Energy	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
iShares Russell 2000 ETF	41.9%
DexCom Inc.	0.7
RingCentral Inc., Class A	0.5
DocuSign Inc.	0.4
Seattle Genetics Inc.	0.4
Domino’s Pizza Inc.	0.4
Okta Inc.	0.4
MarketAxess Holdings Inc.	0.4
Leidos Holdings Inc.	0.4
Atmos Energy Corp.	0.3

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.29)%	5.60%	9.97%	(9.29)%	31.32%	158.60%
Fund Market	(9.28)	5.60	9.97	(9.28)	31.31	158.60
Index	(9.13)	5.77	10.15	(9.13)	32.36	162.92

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 862.20	$ 0.93		$ 1,000.00	$ 1,024.00	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell 3000 ETF

Portfolio Management Commentary

The broad-based U.S. stock market declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020, as the coronavirus outbreak precipitated a steep drop in demand for energy. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Financials sector stocks, particularly banks, detracted significantly from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, banks posted solid returns, boosted by lower funding costs. Following the coronavirus outbreak, however, banks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries disrupted by shutdowns.

Stocks in the industrials sector detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. Within the industrials sector, the capital goods industry was the largest detractor amid declines in factory orders and employment. Aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft and global air traffic declined.

On the upside, information technology stocks contributed the most to the Index’s return, as solid growth and optimism surrounding the rollout of 5G networks offset significant declines due to coronavirus-related disruption. The software industry was the top contributor, driven by the continued shift toward subscription-based cloud software products, which generate steady revenue streams.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	24.5%
Health Care	15.6
Financials	11.4
Consumer Discretionary	10.0
Communication Services	9.8
Industrials	9.1
Consumer Staples	7.1
Real Estate	3.9
Utilities	3.5
Materials	2.6
Energy	2.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Microsoft Corp.	4.8%
Apple Inc.	4.3
Amazon. com Inc.	3.3
Facebook Inc., Class A	1.6
Berkshire Hathaway Inc., Class B	1.5
Alphabet Inc., Class C	1.4
Johnson & Johnson	1.4
Alphabet Inc., Class A	1.4
JPMorgan Chase & Co.	1.2
Visa Inc., Class A	1.1

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® Russell Mid-Cap ETF

Investment Objective

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(18.44)%	1.70%	8.60%	(18.44)%	8.78%	128.24%
Fund Market	(18.43)	1.70	8.61	(18.43)	8.78	128.36
Index	(18.31)	1.85	8.77	(18.31)	9.59	131.74

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 780.40	$ 0.85		$ 1,000.00	$ 1,024.00	$ 0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell Mid-Cap ETF

Portfolio Management Commentary

Mid-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Consumer discretionary stocks detracted significantly from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. Restrictions on social contact heavily affected retailers, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. The hotels, restaurants, and leisure industry was among the hardest hit by the coronavirus, as stay-at-home orders in the U.S. and Europe and travel restrictions led to a sharp decrease in revenues for related businesses.

The energy sector detracted significantly from the Index’s return, as already low oil prices declined to their lowest levels in 21 years in February 2020. The oil, gas, and consumable fuels industry detracted significantly amid concerns about credit downgrades and defaults, as oil prices declined below the costs of production with hydraulic fracturing, constraining the ability of shale oil production companies to repay debt.

Financials sector stocks detracted notably from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, with bank profits boosted by lower funding costs, higher trading revenues, and increased consumer lending. Following the coronavirus outbreak, however, financials stocks declined sharply. The sudden stop in U.S. economic activity negatively affected banks because they lend to companies disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured profitability.

The real estate sector also detracted from the Index’s return, driven by the coronavirus-related economic slowdown. Real estate investment trusts (“REITs”), particularly retail REITs, detracted the most. Social distancing measures enacted throughout much of the U.S. weighed on companies in related industries, raising concerns about their ability to continue making lease payments.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	19.9%
Industrials	13.8
Health Care	12.0
Financials	11.3
Consumer Discretionary	9.9
Real Estate	9.3
Utilities	7.7
Materials	5.2
Consumer Staples	4.7
Communication Services	4.1
Energy	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Fiserv Inc.	0.9%
Advanced Micro Devices Inc.	0.8
Global Payments Inc.	0.7
L3Harris Technologies Inc.	0.7
Dollar General Corp.	0.7
Newmont Corp.	0.6
Digital Realty Trust Inc.	0.6
Lam Research Corp.	0.6
Centene Corp.	0.6
Sempra Energy	0.6

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® Russell Mid-Cap Growth ETF

Investment Objective

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.67)%	5.39%	10.66%	(9.67)%	30.00%	175.48%
Fund Market	(9.72)	5.37	10.66	(9.72)	29.92	175.47
Index	(9.45)	5.61	10.89	(9.45)	31.37	181.13

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 864.00	$ 1.12		$ 1,000.00	$ 1,023.80	$ 1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell Mid-Cap Growth ETF

Portfolio Management Commentary

Growth-oriented mid-capitalization U.S. stocks declined during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. Consumer discretionary stocks detracted significantly from the Index’s return, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. In an environment of uncertainty and rising unemployment, analysts expected consumers to prioritize necessities over the discretionary spending that provides the sector’s revenues. Restrictions on social contact affected retailers, particularly brick-and-mortar stores, many of which struggled with supply chain disruptions as well. The hotels, restaurants, and leisure industry was among the hardest hit by the coronavirus, as stay-at-home orders in the U.S. and Europe and worldwide travel restrictions led to a sharp decrease in revenues for businesses related to travel and hospitality.

Stocks in the industrials sector also detracted meaningfully from the Index’s performance, as factory closures and declining demand drove an abrupt slowdown in industrial activity. The initial outbreak in China, which is an important center of manufacturing activity, caused supply chain disruptions as factories closed or reduced production. Subsequent restrictions on movement and activity in developed countries worldwide hindered demand for industrial products. Within the industrials sector, aerospace and defense companies were key detractors as travel restrictions led to a sharp decrease in orders for new aircraft and global air traffic declined. The machinery industry, which produces heavy equipment and machinery, weighed on performance amid declines in factory orders and employment.

Information technology stocks were notable detractors from the Index’s return despite a generally favorable environment prior to the coronavirus outbreak. Supply chain disruptions due to reduced production in Asia and concerns about a significant contraction in demand pressured information technology companies.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	35.4%
Health Care	16.8
Industrials	16.1
Consumer Discretionary	13.0
Financials	4.3
Communication Services	4.2
Consumer Staples	3.6
Real Estate	3.1
Materials	2.8
Energy	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Fiserv Inc.	2.1%
Advanced Micro Devices Inc.	1.9
Global Payments Inc.	1.7
Dollar General Corp.	1.4
Lam Research Corp.	1.2
SBA Communications Corp.	1.2
Centene Corp.	1.2
DexCom Inc.	1.0
MSCI Inc.	0.9
KLA Corp.	0.9

FUND SUMMARY	15

Fund Summary as of March 31, 2020	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(24.28)%	(0.95)%	7.00%	(24.28)%	(4.66)%	96.80%
Fund Market	(24.25)	(0.95)	7.01	(24.25)	(4.65)	96.93
Index	(24.13)	(0.76)	7.22	(24.13)	(3.76)	100.78

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 725.60	$ 1.04		$ 1,000.00	$ 1,023.80	$ 1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Russell Mid-Cap Value ETF

Portfolio Management Commentary

Value-oriented mid-capitalization U.S. stocks declined sharply during the reporting period amid high market volatility and economic uncertainty caused by the coronavirus pandemic. The energy sector detracted the most from the Index’s return, as already low oil prices declined to their lowest levels in 21 years. The oil, gas, and consumable fuels industry detracted significantly amid concerns about credit downgrades and defaults. Low oil prices constrained the ability of shale oil companies to repay their debts. Energy equipment and services stocks also detracted due to low oil prices, which caused producers to postpone new drilling and reduce the number of active wells.

Financials sector stocks detracted significantly from the Index’s return amid record-low interest rates. Before the coronavirus outbreak, financials companies posted solid returns. Bank profits were boosted by increased deposits, higher trading revenues, and a rise in consumer lending. The coronavirus-related stop in U.S. economic activity negatively affected banks because they lend to companies disrupted by shutdowns. Additionally, the Fed’s emergency interest rate reductions pressured banks’ profitability.

Consumer discretionary stocks were also meaningful detractors from the Index’s performance, as massive layoffs and store closures weighed on consumer spending. The hotels, restaurants, and leisure industry declined, as stay-at-home orders in the U.S. and Europe and worldwide travel restrictions led to a sharp decrease in revenues. Restrictions on social contact and supply chain disruptions affected retailers and apparel brands, particularly brick-and-mortar stores.

The real estate sector detracted from the Index’s return, driven by the coronavirus-related economic slowdown, as restrictions on nonessential workers and supply chain disruptions delayed projects already underway. Real estate investment trusts (“REITs”) detracted the most, particularly retail and healthcare REITs. Social distancing measures weighed on companies in related industries, raising concerns about their ability to continue making lease payments.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	16.7%
Real Estate	14.1
Utilities	13.6
Industrials	12.0
Health Care	8.3
Information Technology	8.0
Consumer Discretionary	7.5
Materials	7.1
Consumer Staples	5.6
Communication Services	4.0
Energy	3.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Newmont Corp.	1.1%
Digital Realty Trust Inc.	1.1
Sempra Energy	1.0
Xcel Energy Inc.	1.0
WEC Energy Group Inc.	0.9
Consolidated Edison Inc.	0.8
Eversource Energy	0.8
Kroger Co. (The)	0.7
Public Service Enterprise Group Inc.	0.7
Equity Residential	0.7

FUND SUMMARY	17

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Micro-Cap ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Maxar Technologies Inc.(a)(b)	133,219	$1,422,779	0.3%
Other securities		3,155,551	0.5

		4,578,330	0.8

Air Freight & Logistics
Other securities		1,369,730	0.2

Airlines
Other securities		209,093	0.0

Auto Components
Other securities		2,509,909	0.4

Automobiles
Other securities		33,030	0.0

Banks
German American Bancorp. Inc.	56,117	1,540,412	0.3
Other securities		81,609,710	14.5

		83,150,122	14.8

Beverages
Other securities		1,034,090	0.2

Biotechnology
Akebia Therapeutics Inc.(a)(b)	262,937	1,993,062	0.4
ChemoCentryx Inc.(a)(b)	90,814	3,648,907	0.7
Cytokinetics Inc.(a)(b)	124,298	1,465,473	0.3
Deciphera Pharmaceuticals Inc.(a)	46,733	1,923,998	0.4
Dicerna Pharmaceuticals Inc.(a)	119,154	2,188,859	0.4
Forty Seven Inc.(a)(b)	56,354	5,377,299	1.0
Inovio Pharmaceuticals Inc.(a)(b)	211,817	1,575,919	0.3
Kadmon Holdings Inc.(a)(b)	357,862	1,499,442	0.3
Karuna Therapeutics Inc.(a)(b)	23,472	1,689,984	0.3
Karyopharm Therapeutics Inc.(a)(b)	132,856	2,552,164	0.5
Kodiak Sciences Inc.(a)(b)	62,493	2,980,916	0.5
Principia Biopharma Inc.(a)	40,996	2,434,343	0.4
Ra Pharmaceuticals Inc.(a)	77,570	3,724,136	0.7
TG Therapeutics Inc.(a)(b)	192,073	1,889,998	0.3
Twist Bioscience Corp.(a)(b)	58,464	1,787,829	0.3
Other securities		72,893,273	12.7

		109,625,602	19.5

Building Products
CSW Industrials Inc.(b)	33,145	2,149,453	0.4
Other securities		3,262,484	0.6

		5,411,937	1.0

Capital Markets
Other securities		6,079,945	1.1

Chemicals
Other securities		6,577,307	1.2

Commercial Services & Supplies
Other securities		5,938,425	1.1

Communications Equipment
Other securities		6,896,544	1.2

Construction & Engineering
Other securities		9,008,416	1.6

Security	Shares	Value	% of Net Assets

Construction Materials
Other securities		$587,594	0.1%

Consumer Finance
Other securities		2,582,260	0.5

Containers & Packaging
Other securities		1,431,920	0.3

Distributors
Other securities		341,537	0.1

Diversified Consumer Services
Other securities		3,020,592	0.5

Diversified Financial Services
Other securities		743,538	0.1

Diversified Telecommunication Services
Cincinnati Bell Inc.(a)	111,992	1,639,563	0.3
Other securities		3,292,515	0.6

		4,932,078	0.9

Electric Utilities
Other securities		391,261	0.1

Electrical Equipment
Plug Power Inc.(a)(b)	666,299	2,358,698	0.4
Other securities		3,512,985	0.6

		5,871,683	1.0

Electronic Equipment, Instruments & Components
CTS Corp.	72,443	1,803,106	0.3
FARO Technologies Inc.(a)(b)	38,569	1,716,321	0.3
Other securities		6,750,854	1.2

		10,270,281	1.8

Energy Equipment & Services
Other securities		5,556,563	1.0

Entertainment
Other securities		539,011	0.1

Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust Inc.	42,840	1,639,915	0.3
Independence Realty Trust Inc.	204,832	1,831,198	0.3
Innovative Industrial Properties Inc.	36,418	2,765,219	0.5
Safehold Inc.	28,436	1,798,008	0.3
Other securities		14,039,009	2.5

		22,073,349	3.9

Food & Staples Retailing
Rite Aid Corp.(a)(b)	122,918	1,843,770	0.3
Other securities		3,876,126	0.7

		5,719,896	1.0

Food Products
John B Sanfilippo & Son Inc.	19,231	1,719,251	0.3
Other securities		2,288,670	0.4

		4,007,921	0.7

Gas Utilities
Other securities		495,253	0.1

Health Care Equipment & Supplies
Cerus Corp.(a)(b)	349,901	1,627,040	0.3
Mesa Laboratories Inc.	8,909	2,014,236	0.4
OraSure Technologies Inc.(a)(b)	137,118	1,475,390	0.3

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF

Security	Shares	Value	% of Net Assets

Health Care Equipment & Supplies (continued)
Other securities		$20,008,206	3.5%

		25,124,872	4.5

Health Care Providers & Services
Addus HomeCare Corp.(a)(b)	27,741	1,875,292	0.3
Providence Service Corp. (The)(a)	26,044	1,429,295	0.3
Other securities		9,997,544	1.8

		13,302,131	2.4

Health Care Technology
Other securities		3,845,056	0.7

Hotels, Restaurants & Leisure
Other securities		6,468,746	1.1

Household Durables
Other securities		6,114,137	1.1

Household Products
Other securities		393,856	0.1

Independent Power and Renewable Electricity Producers
Other securities		1,233,624	0.2

Insurance
Palomar Holdings Inc.(a)(b)	41,324	2,403,404	0.4
Other securities		7,264,584	1.3

		9,667,988	1.7

Interactive Media & Services
Other securities		2,636,653	0.5

Internet & Direct Marketing Retail
Other securities		2,694,527	0.5

IT Services
Limelight Networks Inc.(a)(b)	258,859	1,475,496	0.3
Perficient Inc.(a)(b)	71,250	1,930,162	0.4
Other securities		7,431,692	1.2

		10,837,350	1.9

Leisure Products
Other securities		4,348,232	0.8

Life Sciences Tools & Services
NanoString Technologies Inc.(a)(b)	75,932	1,826,165	0.3
Other securities		1,880,924	0.4

		3,707,089	0.7

Machinery
Douglas Dynamics Inc.	50,689	1,799,966	0.3
Kadant Inc.	24,528	1,831,015	0.3
Other securities		8,767,511	1.6

		12,398,492	2.2

Marine
Other securities		954,369	0.2

Media
Other securities		7,491,798	1.3

Metals & Mining
Other securities		3,723,691	0.7

Mortgage Real Estate Investment
Other securities		4,459,038	0.8

Multi-Utilities
Unitil Corp.	32,560	1,703,539	0.3

Security	Shares	Value	% of Net Assets

Multiline Retail
Other securities		$316,894	0.1%

Oil, Gas & Consumable Fuels
DHT Holdings Inc.	247,371	1,897,335	0.3
Renewable Energy Group Inc.(a)(b)	82,185	1,687,258	0.3
Other securities		11,826,612	2.1

		15,411,205	2.7

Paper & Forest Products
Other securities		1,653,554	0.3

Personal Products
Other securities		1,219,485	0.2

Pharmaceuticals
Arvinas Holding Co. LLC(a)(b)	47,299	1,906,150	0.4
Axsome Therapeutics Inc.(a)(b)	60,157	3,539,036	0.6
Omeros Corp.(a)(b)	113,853	1,522,215	0.3
Revance Therapeutics Inc.(a)(b)	115,404	1,707,979	0.3
Other securities		15,144,956	2.6

		23,820,336	4.2

Professional Services
Other securities		8,077,907	1.4

Real Estate Management & Development
Other securities		3,489,097	0.6

Road & Rail
Other securities		1,125,137	0.2

Semiconductors & Semiconductor Equipment
Onto Innovation Inc.(a)	116,748	3,463,913	0.6
Photronics Inc.(a)	143,245	1,469,694	0.3
Other securities		12,540,336	2.2

		17,473,943	3.1

Software
Model N Inc.(a)	74,482	1,654,245	0.3
Other securities		15,729,668	2.8

		17,383,913	3.1

Specialty Retail
Other securities		8,401,908	1.5

Technology Hardware, Storage & Peripherals
Other securities		1,315,754	0.2

Textiles, Apparel & Luxury Goods
Other securities		2,300,002	0.4

Thrifts & Mortgage Finance
Other securities		15,024,235	2.7

Tobacco
Other securities		649,635	0.1

Trading Companies & Distributors
Other securities		3,458,257	0.6

Water Utilities
Middlesex Water Co.(b)	37,888	2,277,826	0.4
Other securities		3,622,890	0.6

		5,900,716	1.0

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$1,709,380	0.3%

Total Common Stocks (Cost: $838,835,545)		560,823,763	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	119,533,914	119,510,007	21.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	1,160,000	1,160,000	0.2

		120,670,007	21.5

Total Short-Term Investments (Cost: $120,678,843)		120,670,007	21.5

Total Investments In Securities (Cost: $959,514,388)		681,493,770	121.2

Other Assets, Less Liabilities		(119,287,505)	(21.2)

Net Assets		$562,206,265	100.0%

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	164,640,868	(45,106,954)	119,533,914	$119,510,007	$4,841,010	(b)	$8,010		$(68,487)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,626	42,374	1,160,000	1,160,000	28,658		—		—

				$120,670,007	$4,869,668		$8,010		$(68,487)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	37	06/19/20	$2,123	$172,265

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$172,265

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(638,150)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$155,371

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,157,637

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$560,803,359	$—	$20,404	$560,823,763
Money Market Funds	120,670,007	—	—	120,670,007

	$681,473,366	$—	$20,404	$681,493,770

Derivative financial instruments(a)
Assets
Futures Contracts	$172,265	$—	$—	$172,265

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.	131	$23,596	0.7%
Other securities		14,299	0.4

		37,895	1.1

Air Freight & Logistics
Other securities		5,296	0.2

Airlines
Other securities		11,814	0.4

Automobiles
Other securities		1,350	0.0

Banks
Bank of America Corp.	4,333	91,990	2.7
PNC Financial Services Group Inc. (The)	235	22,494	0.7
Truist Financial Corp.	727	22,421	0.7
U.S. Bancorp	755	26,010	0.8
Wells Fargo & Co.	2,019	57,945	1.7
Other securities		86,973	2.4

		307,833	9.0

Beverages
Other securities		13,476	0.4

Biotechnology
Regeneron Pharmaceuticals Inc.(a)	49	23,926	0.7
Other securities		49,603	1.5

		73,529	2.2

Building Products
Other securities		2,303	0.1

Capital Markets
Charles Schwab Corp. (The)	623	20,945	0.6
CME Group Inc.	192	33,199	1.0
Other securities		42,744	1.2

		96,888	2.8

Chemicals
Other securities		2,458	0.1

Commercial Services & Supplies
Waste Management Inc.	252	23,325	0.7
Other securities		24,705	0.7

		48,030	1.4

Communications Equipment
Other securities		831	0.0

Construction Materials
Other securities		16,833	0.5

Consumer Finance
Other securities		32,974	1.0

Containers & Packaging
Other securities		9,130	0.3

Distributors
Other securities		4,526	0.1

Diversified Consumer Services
Other securities		11,743	0.4

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	722	$132,003	3.9%
Other securities		8,180	0.2

		140,183	4.1

Diversified Telecommunication Services
AT&T Inc.	4,347	126,715	3.7
Verizon Communications Inc.	2,462	132,283	3.9
Other securities		6,102	0.2

		265,100	7.8

Electric Utilities
American Electric Power Co. Inc.	294	23,514	0.7
Duke Energy Corp.	432	34,940	1.0
Eversource Energy	192	15,016	0.4
Exelon Corp.	577	21,239	0.6
NextEra Energy Inc.	291	70,020	2.1
Southern Co. (The)	617	33,404	1.0
Xcel Energy Inc.	311	18,753	0.6
Other securities		71,940	2.1

		288,826	8.5

Electrical Equipment
Other securities		5,642	0.2

Electronic Equipment, Instruments & Components
Other securities		7,835	0.2

Energy Equipment & Services
Other securities		1,177	0.0

Entertainment
Other securities		7,148	0.2

Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	225	32,490	0.9
Public Storage	80	15,889	0.5
Other securities		220,169	6.5

		268,548	7.9

Food & Staples Retailing
Kroger Co. (The)	471	14,186	0.4
Other securities		6,372	0.2

		20,558	0.6

Food Products
Other securities		40,625	1.2

Gas Utilities
Other securities		9,046	0.3

Health Care Equipment & Supplies

Other securities		3,774	0.1

Health Care Providers & Services
Anthem Inc.	151	34,283	1.0
Centene Corp.(a)	344	20,437	0.6
Cigna Corp.(a)	217	38,448	1.1
CVS Health Corp.	770	45,684	1.4
Humana Inc.	79	24,808	0.7
UnitedHealth Group Inc.	562	140,151	4.1
Other securities		45,526	1.3

		349,337	10.2

Health Care Technology
Other securities		11,653	0.3

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Other securities		$31,333	0.9%

Household Durables
Other securities		23,279	0.7

Independent Power and Renewable Electricity Producers
Other securities		4,006	0.1

Insurance
Allstate Corp. (The)	172	15,778	0.5
Progressive Corp. (The)	317	23,407	0.7
Travelers Companies Inc. (The)	138	13,710	0.4
Other securities		63,282	1.8

		116,177	3.4

Interactive Media & Services
Other securities		3,466	0.1

Internet & Direct Marketing Retail
Other securities		4,177	0.1

IT Services
Fiserv Inc.(a)	334	31,727	0.9
Other securities		57,507	1.7

		89,234	2.6

Machinery
Other securities		916	0.0

Marine
Other securities		1,434	0.0

Media
Charter Communications Inc., Class A(a)	89	38,832	1.1
Comcast Corp., Class A	2,676	92,001	2.7
Other securities		32,294	1.0

		163,127	4.8

Metals & Mining
Other securities		12,740	0.4

Mortgage Real Estate Investment
Other securities		11,609	0.3

Multi-Utilities
Consolidated Edison Inc.	198	15,444	0.4
Dominion Energy Inc.	489	35,301	1.0
WEC Energy Group Inc.	187	16,480	0.5
Other securities		56,878	1.7

		124,103	3.6

Multiline Retail
Dollar General Corp.	151	22,802	0.7
Target Corp.	290	26,961	0.8
Other securities		14,790	0.4

		64,553	1.9

Oil, Gas & Consumable Fuels
Kinder Morgan Inc./DE	1,160	16,147	0.5
Other securities		66,542	1.9

		82,689	2.4

Pharmaceuticals
Other securities		8,275	0.2

Security	Shares	Value	% of Net Assets

Professional Services
Other securities		$14,293	0.4%

Real Estate Management & Development
Other securities		1,111	0.0

Road & Rail
CSX Corp.	437	25,040	0.7
Norfolk Southern Corp.	153	22,338	0.7
Union Pacific Corp.	412	58,108	1.7
Other securities		22,215	0.6

		127,701	3.7

Software
Intuit Inc.	148	34,040	1.0
Other securities		33,474	1.0

		67,514	2.0

Specialty Retail
Home Depot Inc. (The)	648	120,988	3.5
Lowe’s Companies Inc.	458	39,411	1.2
Ross Stores Inc.	210	18,264	0.5
Other securities		70,360	2.1

		249,023	7.3

Textiles, Apparel & Luxury Goods
Other securities		1,775	0.1

Thrifts & Mortgage Finance
Other securities		3,812	0.1

Tobacco
Altria Group Inc.	1,109	42,885	1.3

Trading Companies & Distributors
Other securities		22,337	0.7

Transportation Infrastructure
Other securities		1,010	0.0

Water Utilities
Other securities		18,002	0.5

Wireless Telecommunication Services
T-Mobile U.S. Inc.(a)	186	15,567	0.5
Other securities		4,236	0.1

		19,803	0.6

Total Common Stocks (Cost: $4,372,337)		3,406,745	99.8

Total Investments In Securities (Cost: $4,372,337)		3,406,745	99.8

Other Assets, Less Liabilities		5,283	0.2

Net Assets		$3,412,028	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,418	(22,418)	—	$—	$252	$—	$—

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$173

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,406,745	$—	$—	$3,406,745

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments March 31, 2020	iShares® Russell 2500 ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)	427	$126,934	0.3%
Other securities		255,243	0.6

		382,177	0.9

Air Freight & Logistics
Other securities		53,332	0.1

Airlines
Other securities		89,247	0.2

Auto Components
Other securities		143,413	0.3

Automobiles
Other securities		61,460	0.1

Banks
Other securities		916,717	2.2

Biotechnology
Alnylam Pharmaceuticals Inc.(a)	1,281	139,437	0.3
Exact Sciences Corp.(a)	1,669	96,802	0.2
Seattle Genetics Inc.(a)	1,392	160,609	0.4
Other securities		541,122	1.3

		937,970	2.2

Building Products
Allegion PLC	1,109	102,050	0.2
Other securities		313,399	0.8

		415,449	1.0

Capital Markets
FactSet Research Systems Inc.	447	116,524	0.3
MarketAxess Holdings Inc.	442	146,996	0.3
Other securities		377,084	0.9

		640,604	1.5

Chemicals
Other securities		574,456	1.4

Commercial Services & Supplies
Other securities		217,088	0.5

Communications Equipment
Other securities		151,708	0.4

Construction & Engineering
Jacobs Engineering Group Inc.(b)	1,530	121,283	0.3
Other securities		134,253	0.3

		255,536	0.6

Construction Materials
Other securities		29,268	0.1

Consumer Finance
Other securities		134,523	0.3

Containers & Packaging
Avery Dennison Corp.	995	101,361	0.3
Packaging Corp. of America	1,118	97,076	0.2
Other securities		405,508	0.9

		603,945	1.4

Distributors
Other securities		90,121	0.2

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$324,951	0.8%

Diversified Financial Services
Other securities		106,717	0.3

Diversified Telecommunication Services
Other securities		66,769	0.2

Electric Utilities
Alliant Energy Corp.	2,869	138,544	0.3
Pinnacle West Capital Corp.	1,344	101,862	0.3
Other securities		264,660	0.6

		505,066	1.2

Electrical Equipment
Other securities		236,291	0.6

Electronic Equipment, Instruments & Components
Trimble Inc.(a)	3,000	95,490	0.2
Zebra Technologies Corp., Class A(a)	640	117,504	0.3
Other securities		454,808	1.1

		667,802	1.6

Energy Equipment & Services
Other securities		38,812	0.1

Entertainment
Other securities		320,026	0.8

Equity Real Estate Investment Trusts (REITs)
Duke Realty Corp.	4,384	141,954	0.3
Equity LifeStyle Properties Inc.	2,069	118,926	0.3
Medical Properties Trust Inc.	6,121	105,832	0.3
Sun Communities Inc.	1,079	134,713	0.3
Other securities		2,133,988	5.1

		2,635,413	6.3

Food & Staples Retailing
Other securities		152,050	0.4

Food Products
Lamb Weston Holdings Inc.	1,745	99,639	0.2
Other securities		350,613	0.9

		450,252	1.1

Gas Utilities
Atmos Energy Corp.	1,444	143,288	0.3
Other securities		103,177	0.3

		246,465	0.6

Health Care Equipment & Supplies
DexCom Inc.(a)	1,080	290,812	0.7
Insulet Corp.(a)(b)	706	116,970	0.3
Masimo Corp.(a)	565	100,073	0.2
Steris PLC	1,000	139,970	0.3
West Pharmaceutical Services Inc.	873	132,914	0.3
Other securities		266,561	0.7

		1,047,300	2.5

Health Care Providers & Services
Molina Healthcare Inc.(a)	723	101,010	0.2
Other securities		249,665	0.6

		350,675	0.8

Health Care Technology
Other securities		26,693	0.1

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	491	$159,118	0.4%
Other securities		464,577	1.1

		623,695	1.5

Household Durables
NVR Inc.(a)	41	105,334	0.2
Other securities		221,654	0.6

		326,988	0.8

Household Products
Other securities		42,460	0.1

Independent Power and Renewable Electricity Producers
Other securities		81,029	0.2

Industrial Conglomerates
Other securities		82,058	0.2

Insurance
Brown & Brown Inc.	2,809	101,742	0.2
Other securities		1,117,427	2.7

		1,219,169	2.9

Interactive Media & Services
Other securities		98,548	0.2

Internet & Direct Marketing Retail
Other securities		126,341	0.3

IT Services
Black Knight Inc.(a)(b)	1,716	99,631	0.2
Booz Allen Hamilton Holding Corp.	1,626	111,609	0.3
EPAM Systems Inc.(a)	621	115,295	0.3
Jack Henry & Associates Inc.	918	142,510	0.3
Leidos Holdings Inc.	1,596	146,273	0.4
Okta Inc.(a)(b)	1,250	152,825	0.4
Other securities		434,558	1.0

		1,202,701	2.9

Leisure Products
Other securities		103,785	0.2

Life Sciences Tools & Services
PerkinElmer Inc.(b)	1,317	99,144	0.2
QIAGEN NV(a)	2,642	109,907	0.3
Other securities		422,479	1.0

		631,530	1.5

Machinery
Graco Inc.	1,968	95,901	0.2
IDEX Corp.	901	124,437	0.3
Ingersoll Rand Inc.(a)(b)	4,105	101,804	0.2
Other securities		888,809	2.2

		1,210,951	2.9

Marine
Other securities		30,690	0.1

Media
Other securities		353,175	0.8

Metals & Mining
Other securities		218,498	0.5

Mortgage Real Estate Investment
Other securities		168,007	0.4

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$51,385	0.1%

Multiline Retail
Other securities		94,641	0.2

Oil, Gas & Consumable Fuels
Other securities		174,159	0.4

Paper & Forest Products
Other securities		14,758	0.0

Personal Products
Other securities		34,759	0.1

Pharmaceuticals
Other securities		334,637	0.8

Professional Services
Other securities		117,349	0.3

Real Estate Management & Development
Other securities		86,908	0.2

Road & Rail
Other securities		153,035	0.4

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	4,398	102,561	0.2
Teradyne Inc.	1,994	108,015	0.3
Other securities		417,690	1.0

		628,266	1.5

Software
Coupa Software Inc.(a)	757	105,776	0.3
DocuSign Inc.(a)	1,890	174,636	0.4
Fair Isaac Corp.(a)	340	104,615	0.2
Paycom Software Inc.(a)	591	119,388	0.3
RingCentral Inc., Class A(a)	890	188,600	0.4
Tyler Technologies Inc.(a)	456	135,231	0.3
Other securities		1,377,612	3.3

		2,205,858	5.2

Specialty Retail
Burlington Stores Inc.(a)	779	123,440	0.3
Other securities		257,743	0.6

		381,183	0.9

Technology Hardware, Storage & Peripherals
Other securities		101,285	0.2

Textiles, Apparel & Luxury Goods
Other securities		187,058	0.4

Thrifts & Mortgage Finance
Other securities		86,213	0.2

Trading Companies & Distributors
Other securities		207,119	0.5

Transportation Infrastructure
Other securities		22,195	0.1

Water Utilities
Essential Utilities Inc.	2,575	104,802	0.2

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$25,865	0.1%

Total Common Stocks (Cost: $30,482,707)		24,403,396	58.1

Investment Companies

Exchange Traded Funds
iShares Russell 2000 ETF(c)	152,905	17,501,506	41.6

Total Investment Companies (Cost: $22,432,186)		17,501,506	41.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,878,575	1,878,199	4.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	34,000	34,000	0.1

		1,912,199	4.6

Total Short-Term Investments (Cost: $1,913,010)		1,912,199	4.6

Total Investments In Securities (Cost: $54,827,903)		43,817,101	104.3

Other Assets, Less Liabilities		(1,796,343)	(4.3)

Net Assets		$42,020,758	100.0%

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	367,819	1,510,756	(b)	—	1,878,575	$1,878,199	$39,082	(c)	$2,084		$(873)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,828	7,172	(b)	—	34,000	34,000	941		—		—
iShares Russell 2000 ETF	100,837	113,395		(61,327)	152,905	17,501,506	231,836		323,739		(5,518,034)

						$19,413,705	$271,859		$325,823		$(5,518,907)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	21	06/19/20	$120	$4,155
Micro E-Mini S&P 500	3	06/19/20	39	(321)

				$3,834

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,155

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$321

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(41,298)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,834

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$56,648

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,403,396	$—	$—	$24,403,396
Investment Companies	17,501,506	—	—	17,501,506
Money Market Funds	1,912,199	—	—	1,912,199

	$43,817,101	$—	$—	$43,817,101

Derivative financial instruments(a)
Assets
Futures Contracts	$4,155	$—	$—	$4,155
Liabilities
Futures Contracts	(321)	—	—	(321)

	$3,834	$—	$—	$3,834

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell 3000 ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$160,096,515	1.9%

Air Freight & Logistics
Other securities		40,970,089	0.5

Airlines
Other securities		18,573,941	0.2

Auto Components
Other securities		13,822,186	0.2

Automobiles
Other securities		41,624,750	0.5

Banks
Bank of America Corp.	2,634,832	55,937,483	0.7
JPMorgan Chase & Co.	1,027,902	92,542,017	1.2
Wells Fargo & Co.	1,227,903	35,240,816	0.5
Other securities		168,546,520	1.9

		352,266,836	4.3

Beverages
Coca-Cola Co. (The)	1,263,538	55,911,556	0.7
PepsiCo Inc.	461,684	55,448,248	0.7
Other securities		24,352,428	0.2

		135,712,232	1.6

Biotechnology
AbbVie Inc.	487,400	37,135,006	0.5
Amgen Inc.	194,359	39,402,400	0.5
Other securities		168,331,985	2.0

		244,869,391	3.0

Building Products
Other securities		35,188,732	0.4

Capital Markets
BlackRock Inc.(a)	39,050	17,180,829	0.2
Other securities		190,972,941	2.3

		208,153,770	2.5

Chemicals
Other securities		139,905,656	1.7

Commercial Services & Supplies
Other securities		45,804,994	0.6

Communications Equipment
Cisco Systems Inc.	1,412,119	55,510,398	0.7
Other securities		26,259,878	0.3

		81,770,276	1.0

Construction & Engineering
Other securities		12,418,613	0.1

Construction Materials
Other securities		10,110,743	0.1

Consumer Finance
Other securities		41,612,091	0.5

Containers & Packaging
Other securities		30,494,141	0.4

Distributors
Other securities		8,154,571	0.1

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$13,397,040	0.2%

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	644,780	117,885,127	1.5
Other securities		6,246,084	0.0

		124,131,211	1.5

Diversified Telecommunication Services
AT&T Inc.	2,406,421	70,147,172	0.9
Verizon Communications Inc.	1,364,136	73,295,027	0.9
Other securities		8,986,283	0.1

		152,428,482	1.9

Electric Utilities
NextEra Energy Inc.	160,936	38,724,420	0.5
Other securities		133,533,787	1.6

		172,258,207	2.1

Electrical Equipment
Other securities		42,854,283	0.5

Electronic Equipment, Instruments & Components
Other securities		54,928,886	0.7

Energy Equipment & Services
Other securities		14,890,297	0.2

Entertainment
Netflix Inc.(b)(c)	138,823	52,128,036	0.7
Walt Disney Co. (The)(c)	575,456	55,589,050	0.7
Other securities		45,581,166	0.5

		153,298,252	1.9

Equity Real Estate Investment Trusts (REITs)
Other securities		307,750,059	3.7

Food & Staples Retailing
Costco Wholesale Corp.	144,819	41,292,242	0.5
Walmart Inc.	458,022	52,040,460	0.6
Other securities		33,996,090	0.4

		127,328,792	1.5

Food Products
Other securities		102,911,409	1.2

Gas Utilities
Other securities		13,801,168	0.2

Health Care Equipment & Supplies
Abbott Laboratories	567,590	44,788,527	0.6
Medtronic PLC	442,330	39,889,319	0.5
Other securities		222,165,877	2.6

		306,843,723	3.7

Health Care Providers & Services
UnitedHealth Group Inc.	311,529	77,689,102	1.0
Other securities		151,053,943	1.8

		228,743,045	2.8

Health Care Technology
Other securities		22,724,290	0.3

Hotels, Restaurants & Leisure
McDonald’s Corp.	248,376	41,068,972	0.5
Other securities		97,226,954	1.2

		138,295,926	1.7

Household Durables
Other securities		30,243,311	0.4

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF

Security	Shares	Value	% of Net Assets

Household Products
Procter & Gamble Co. (The)	802,119	$88,233,090	1.1%
Other securities		48,082,840	0.6

		136,315,930	1.7

Independent Power and Renewable Electricity Producers
Other securities		7,340,507	0.1

Industrial Conglomerates
Honeywell International Inc.	237,006	31,709,033	0.4
Other securities		60,780,537	0.7

		92,489,570	1.1

Insurance
Other securities		190,676,389	2.3

Interactive Media & Services
Alphabet Inc., Class A(b)(c)	98,692	114,675,169	1.4
Alphabet Inc., Class C, NVS(b)	98,828	114,918,187	1.4
Facebook Inc., Class A(b)	787,728	131,393,030	1.6
Other securities		15,954,010	0.2

		376,940,396	4.6

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	137,841	268,751,354	3.3
Other securities		35,040,634	0.4

		303,791,988	3.7

IT Services
Accenture PLC, Class A	210,071	34,296,191	0.4
International Business Machines Corp.	292,333	32,428,500	0.4
Mastercard Inc., Class A	292,228	70,590,596	0.9
PayPal Holdings Inc.(b)	387,239	37,074,262	0.5
Visa Inc., Class A	564,747	90,992,037	1.1
Other securities		174,097,890	2.0

		439,479,476	5.3

Leisure Products
Other securities		7,694,209	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	131,409	37,267,592	0.5
Other securities		58,951,658	0.7

		96,219,250	1.2

Machinery
Other securities		138,726,055	1.7

Marine
Other securities		1,516,883	0.0

Media
Comcast Corp., Class A	1,484,520	51,037,798	0.6
Other securities		61,260,468	0.8

		112,298,266	1.4

Metals & Mining
Other securities		30,726,249	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	29,235	310,476	0.0
Other securities		10,175,616	0.1

		10,486,092	0.1

Multi-Utilities
Other securities		82,910,619	1.0

Multiline Retail
Other securities		36,338,812	0.4

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Chevron Corp.	628,373	$45,531,908	0.6%
Exxon Mobil Corp.	1,395,301	52,979,579	0.7
Other securities		88,344,759	1.0

		186,856,246	2.3

Paper & Forest Products
Other securities		2,194,647	0.0

Personal Products
Other securities		14,941,910	0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	770,716	42,959,710	0.5
Eli Lilly & Co.	280,346	38,889,597	0.5
Johnson & Johnson	875,610	114,818,739	1.4
Merck & Co. Inc.	839,561	64,595,823	0.8
Pfizer Inc.	1,833,778	59,854,514	0.7
Other securities		61,251,731	0.7

		382,370,114	4.6

Professional Services
Other securities		42,828,579	0.5

Real Estate Management & Development
Other securities		9,392,098	0.1

Road & Rail
Union Pacific Corp.	228,876	32,280,671	0.4
Other securities		54,261,608	0.6

		86,542,279	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	1,410,860	76,355,743	0.9
NVIDIA Corp.	192,308	50,692,389	0.6
Other securities		222,642,124	2.7

		349,690,256	4.2

Software
Adobe Inc.(b)(c)	158,586	50,468,409	0.6
Microsoft Corp.	2,493,125	393,190,744	4.8
Oracle Corp.	661,387	31,964,834	0.4
salesforce.com Inc.(b)(c)	276,750	39,846,465	0.5
Other securities		196,901,563	2.4

		712,372,015	8.7

Specialty Retail
Home Depot Inc. (The)	359,362	67,096,479	0.8
Other securities		105,168,316	1.3

		172,264,795	2.1

Technology Hardware, Storage & Peripherals
Apple Inc.	1,358,823	345,535,101	4.2
Other securities		25,202,254	0.3

		370,737,355	4.5

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	385,377	31,886,093	0.4
Other securities		24,686,318	0.3

		56,572,411	0.7

Thrifts & Mortgage Finance
PennyMac Financial Services Inc.(a)	3,152	69,691	0.0
Other securities		11,012,791	0.1

		11,082,482	0.1

Tobacco
Philip Morris International Inc.	512,254	37,374,052	0.5

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF

Security	Shares	Value	% of Net Assets

Tobacco (continued)
Other securities		$24,653,909	0.3%

		62,027,961	0.8

Trading Companies & Distributors
Other securities		23,089,710	0.3

Transportation Infrastructure
Other securities		583,022	0.0

Water Utilities
Other securities		13,309,244	0.2

Wireless Telecommunication Services
Other securities		11,950,698	0.1

Total Common Stocks (Cost: $7,846,606,455)		8,201,134,421	99.6

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(a)(d)(e)	314,537,210	314,474,303	3.8
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(a)(d)	18,515,000	18,515,000	0.3

		332,989,303	4.1

Total Short-Term Investments (Cost: $332,970,243)		332,989,303	4.1

Total Investments In Securities (Cost: $8,179,576,698)		8,534,123,724	103.7

Other Assets, Less Liabilities		(303,135,477)	(3.7)

Net Assets		$8,230,988,247	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	184,349,129	130,188,081	(b)	—		314,537,210	$314,474,303	$1,737,089	(c)	$(140,212)		$(48,025)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,675,210	—		(8,160,210	)(b)	18,515,000	18,515,000	353,412		—		—
BlackRock Inc.	39,941	5,432		(6,323)		39,050	17,180,829	513,152		1,306,398		(561,525)
PennyMac Financial Services Inc.	3,152	—		—		3,152	69,691	756		—		(410)
PennyMac Mortgage Investment Trust	19,369	13,130		(3,264)		29,235	310,476	45,031		11,554		(310,573)

							$350,550,299	$2,649,440		$1,177,740		$(920,533)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	59	06/19/20	$3,385	$(130,578)
S&P 500 E-Mini Index	196	06/19/20	25,183	(716,636)

				$(847,214)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$847,214

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,329,834)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,283,494)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,352,256

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,201,129,406	$—	$5,015	$8,201,134,421
Money Market Funds	332,989,303	—	—	332,989,303

	$8,534,118,709	$—	$5,015	$8,534,123,724

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(847,214)	$—	$—	$(847,214)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell Mid-Cap ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.	597,828	$107,680,779	0.7%
Other securities		186,087,497	1.2

		293,768,276	1.9

Air Freight & Logistics
Other securities		67,477,285	0.4

Airlines
Other securities		53,061,098	0.3

Auto Components
Other securities		80,253,266	0.5

Automobiles
Other securities		13,981,514	0.1

Banks
Other securities		437,350,514	2.8

Beverages
Other securities		50,404,403	0.3

Biotechnology
Other securities		287,692,637	1.8

Building Products
Trane Technologies PLC(a)	643,383	53,137,002	0.3
Other securities		119,878,013	0.8

		173,015,015	1.1

Capital Markets
MSCI Inc.(a)	221,925	64,127,448	0.4
T Rowe Price Group Inc.	621,108	60,651,196	0.4
Other securities		398,880,954	2.5

		523,659,598	3.3

Chemicals
Other securities		286,235,929	1.8

Commercial Services & Supplies
Other securities		168,478,089	1.1

Communications Equipment
Motorola Solutions Inc.	461,893	61,394,818	0.4
Other securities		101,452,245	0.6

		162,847,063	1.0

Construction & Engineering
Other securities		60,501,181	0.4

Construction Materials
Other securities		76,863,298	0.5

Consumer Finance
Other securities		101,624,865	0.6

Containers & Packaging
Ball Corp.	871,149	56,328,494	0.4
Other securities		188,733,214	1.2

		245,061,708	1.6

Distributors
Other securities		63,105,685	0.4

Diversified Consumer Services
Other securities		73,186,900	0.5

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$40,193,632	0.3%

Diversified Telecommunication Services
Other securities		42,944,196	0.3

Electric Utilities
Eversource Energy	877,941	68,663,766	0.4
FirstEnergy Corp.	1,457,384	58,397,377	0.4
Xcel Energy Inc.	1,420,315	85,644,994	0.6
Other securities		321,226,790	2.0

		533,932,927	3.4

Electrical Equipment
Other securities		144,622,385	0.9

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	786,857	57,346,138	0.4
Other securities		281,031,801	1.8

		338,377,939	2.2

Energy Equipment & Services
Other securities		53,646,507	0.3

Entertainment
Other securities		167,472,993	1.1

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities Inc.	375,650	55,284,410	0.4
Digital Realty Trust Inc.	706,539	98,145,332	0.6
Equity Residential	986,920	60,902,833	0.4
SBA Communications Corp.(a)	303,737	81,999,878	0.5
Other securities		1,111,305,742	7.0

		1,407,638,195	8.9

Food & Staples Retailing
Kroger Co. (The)	2,144,182	64,582,762	0.4
Other securities		34,385,011	0.2

		98,967,773	0.6

Food Products
Archer-Daniels-Midland Co.	1,502,787	52,868,047	0.3
Other securities		412,957,704	2.7

		465,825,751	3.0

Gas Utilities
Other securities		55,732,055	0.4

Health Care Equipment & Supplies
DexCom Inc.(a)(b)	244,220	65,761,119	0.4
IDEXX Laboratories Inc.(a)(b)	229,198	55,520,923	0.3
ResMed Inc.	382,966	56,407,062	0.4
Zimmer Biomet Holdings Inc.	556,281	56,228,883	0.4
Other securities		371,568,174	2.3

		605,486,161	3.8

Health Care Providers & Services
Centene Corp.(b)	1,565,913	93,030,891	0.6
McKesson Corp.	435,748	58,939,275	0.4
Other securities		273,503,302	1.7

		425,473,468	2.7

Health Care Technology
Cerner Corp.	843,036	53,102,838	0.3
Veeva Systems Inc., Class A(a)(b)	353,435	55,266,631	0.4
Other securities		6,104,809	0.0

		114,474,278	0.7

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Other securities		$348,632,929	2.2%

Household Durables
Other securities		189,241,064	1.2

Household Products
Clorox Co. (The)	339,714	58,855,451	0.4
Other securities		56,184,609	0.3

		115,040,060	0.7

Independent Power and Renewable Electricity Producers
Other securities		42,772,956	0.3

Industrial Conglomerates
Other securities		18,729,485	0.1

Insurance
Willis Towers Watson PLC	348,005	59,108,649	0.4
Other securities		536,666,503	3.4

		595,775,152	3.8

Interactive Media & Services
Other securities		118,511,483	0.8

Internet & Direct Marketing Retail
Other securities		58,201,108	0.4

IT Services
Fiserv Inc.(a)(b)	1,526,425	144,995,111	0.9
Global Payments Inc.	806,832	116,369,379	0.7
Paychex Inc.	870,843	54,793,442	0.3
Other securities		592,135,725	3.9

		908,293,657	5.8

Leisure Products
Other securities		47,615,543	0.3

Life Sciences Tools & Services
Agilent Technologies Inc.	836,695	59,924,096	0.4
Other securities		273,186,161	1.7

		333,110,257	2.1

Machinery
Cummins Inc.	395,914	53,575,082	0.3
PACCAR Inc.	915,193	55,945,748	0.4
Other securities		491,750,819	3.1

		601,271,649	3.8

Marine
Other securities		6,913,904	0.0

Media
Other securities		297,976,837	1.9

Metals & Mining
Newmont Corp.	2,213,273	100,217,001	0.6
Other securities.		105,302,893	0.7

		205,519,894	1.3

Mortgage Real Estate Investment
Other securities		57,413,684	0.4

Multi-Utilities
Consolidated Edison Inc.	902,089	70,362,942	0.4
Public Service Enterprise Group Inc.	1,362,092	61,171,552	0.4
Sempra Energy(a)	763,953	86,319,049	0.5
WEC Energy Group Inc.	854,778	75,331,585	0.5

Security	Shares	Value	% of Net Assets

Multi-Utilities (continued)
Other securities		$198,346,840	1.3%

		491,531,968	3.1

Multiline Retail
Dollar General Corp.	689,896	104,181,195	0.7
Other securities		68,008,297	0.4

		172,189,492	1.1

Oil, Gas & Consumable Fuels
Other securities		272,140,493	1.7

Paper & Forest Products
Other securities		3,323,666	0.0

Personal Products
Other securities		15,193,562	0.1

Pharmaceuticals
Other securities		120,568,952	0.8

Professional Services
CoStar Group Inc.(b)	97,058	56,993,428	0.4
IHS Markit Ltd.	1,051,100	63,066,000	0.4
Verisk Analytics Inc.	430,602	60,017,307	0.4
Other securities		111,002,868	0.7

		291,079,603	1.9

Real Estate Management & Development
Other securities		53,886,597	0.3

Road & Rail
Other securities		137,858,635	0.9

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(b)	2,790,750	126,923,310	0.8
KLA Corp.	423,319	60,847,873	0.4
Lam Research Corp.	390,902	93,816,480	0.6
Other securities		379,768,535	2.4

		661,356,198	4.2

Software
ANSYS Inc.(b)	225,480	52,417,336	0.3
Splunk Inc.(a)(b)	420,364	53,062,548	0.3
Other securities		835,371,125	5.4

		940,851,009	6.0

Specialty Retail
AutoZone Inc.(b)	64,020	54,160,920	0.3
O’Reilly Automotive Inc.(b)	201,092	60,538,747	0.4
Other securities		260,131,110	1.7

		374,830,777	2.4

Technology Hardware, Storage & Peripherals
Other securities		116,619,198	0.7

Textiles, Apparel & Luxury Goods
Lululemon Athletica Inc.(a)(b)	318,397	60,352,151	0.4
Other securities		67,785,037	0.4

		128,137,188	0.8

Thrifts & Mortgage Finance
Other securities		19,340,985	0.1

Trading Companies & Distributors
Other securities		144,546,172	0.9

Transportation Infrastructure
Other securities		4,963,696	0.0

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF

Security	Shares	Value	% of Net Assets

Water Utilities
American Water Works Co. Inc.(a)	487,272	$58,258,240	0.4%
Other securities		23,627,897	0.1

		81,886,137	0.5

Wireless Telecommunication Services
Other securities		18,687,075	0.1

Total Common Stocks (Cost: $16,015,762,223)		15,707,367,649	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,228,741,230	1,228,495,482	7.8
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	44,545,000	44,545,000	0.3

		1,273,040,482	8.1

Total Short-Term Investments (Cost: $1,273,153,792)		1,273,040,482	8.1

Total Investments In Securities (Cost: $17,288,916,015)		16,980,408,131	107.8

Other Assets, Less Liabilities		(1,226,817,250)	(7.8)

Net Assets		$15,753,590,881	100.0%

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	653,481,425	575,259,805	1,228,741,230	$1,228,495,482	$5,190,687	(b)	$(663,129)	$(352,876)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,779,964	30,765,036	44,545,000	44,545,000	594,990		—	—

				$1,273,040,482	$5,785,677		$(663,129)	$(352,876)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	134	06/19/20	$17,217	$(233,401)
S&P MidCap 400 E-Mini	196	06/19/20	28,181	(598,600)

				$(832,001)

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$832,001

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(12,405,049)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,458,707)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$47,938,782

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,707,367,649	$—	$—	$15,707,367,649
Money Market Funds	1,273,040,482	—	—	1,273,040,482

	$16,980,408,131	$—	$—	$16,980,408,131

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(832,001)	$—	$—	$(832,001)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell Mid-Cap Growth ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.(a)	408,561	$73,590,007	0.8%
Other securities		131,978,731	1.4

		205,568,738	2.2

Air Freight & Logistics
Other securities		64,439,224	0.7

Airlines
Other securities		14,356,121	0.2

Auto Components
Other securities		3,083,261	0.0

Banks
Other securities		24,221,923	0.3

Beverages
Other securities		40,815,725	0.4

Biotechnology
BioMarin Pharmaceutical Inc.(a)(b)	657,530	55,561,285	0.6
Other securities		276,570,733	3.0

		332,132,018	3.6

Building Products
Trane Technologies PLC	826,297	68,243,869	0.7
Other securities		69,557,578	0.8

		137,801,447	1.5

Capital Markets
MSCI Inc.(a)	302,476	87,403,465	0.9
Other securities		177,645,578	1.9

		265,049,043	2.8

Chemicals
Other securities		44,865,236	0.5

Commercial Services & Supplies
Cintas Corp.(a)	311,435	53,946,771	0.6
Other securities		91,588,854	1.0

		145,535,625	1.6

Communications Equipment
Motorola Solutions Inc.	465,088	61,819,497	0.7
Other securities		70,781,925	0.7

		132,601,422	1.4

Construction & Engineering
Other securities		3,728,688	0.0

Construction Materials
Other securities		68,748,021	0.7

Consumer Finance
Other securities		37,790,915	0.4

Containers & Packaging
Ball Corp.	1,187,159	76,761,701	0.8
Other securities		61,736,184	0.7

		138,497,885	1.5

Distributors
Other securities		31,084,434	0.3

Diversified Consumer Services
Other securities		35,767,197	0.4

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$1,467,140	0.0%

Electrical Equipment
Rockwell Automation Inc.	424,058	63,994,593	0.7
Other securities		70,817,017	0.7

		134,811,610	1.4

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A(a)	1,072,668	78,176,044	0.9
Keysight Technologies Inc.(a)(b)	689,178	57,670,415	0.6
Other securities		141,376,695	1.5

		277,223,154	3.0

Entertainment
Spotify Technology SA(b)	477,909	58,037,269	0.6
Other securities		82,938,518	0.9

		140,975,787	1.5

Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp.	412,622	111,395,561	1.2
Other securities		152,455,166	1.6

		263,850,727	2.8

Food & Staples Retailing
Other securities		9,431,444	0.1

Food Products
Hershey Co. (The)	464,312	61,521,340	0.7
Other securities		97,998,255	1.0

		159,519,595	1.7

Health Care Equipment & Supplies
DexCom Inc.(a)(b)	332,805	89,614,402	1.0
IDEXX Laboratories Inc.(b)	312,173	75,620,788	0.8
ResMed Inc.(a)	521,979	76,882,287	0.8
Other securities		335,467,501	3.6

		577,584,978	6.2

Health Care Providers & Services
Centene Corp.(b)	1,821,544	108,217,929	1.2
Other securities		133,433,280	1.4

		241,651,209	2.6

Health Care Technology
Cerner Corp.	1,148,692	72,356,109	0.8
Veeva Systems Inc., Class A(a)(b)	481,734	75,328,746	0.8
Other securities		4,269,256	0.0

		151,954,111	1.6

Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc.(a)(b)	94,081	61,566,606	0.7
Hilton Worldwide Holdings Inc.	1,007,712	68,766,267	0.7
Other securities		207,469,387	2.2

		337,802,260	3.6

Household Durables
Other securities		54,342,534	0.6

Household Products
Church & Dwight Co. Inc.(a)	903,998	58,018,592	0.6
Clorox Co. (The)	377,621	65,422,838	0.7
Other securities		2,064,711	0.0

		125,506,141	1.3

Industrial Conglomerates
Other securities		22,010,193	0.2

Insurance
Other securities		71,694,685	0.8

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Growth ETF

Security	Shares	Value	% of Net Assets

Interactive Media & Services
Twitter Inc.(a)(b)	2,796,014	$68,670,104	0.7%
Other securities		47,503,386	0.6

		116,173,490	1.3

Internet & Direct Marketing Retail
Other securities		66,850,487	0.7

IT Services
Fiserv Inc.(a)(b)	2,077,334	197,325,957	2.1
FleetCor Technologies Inc.(a)(b)	313,234	58,430,670	0.6
Global Payments Inc.	1,097,484	158,290,117	1.7
Paychex Inc.	1,180,587	74,282,534	0.8
Square Inc., Class A(a)(b)	1,265,578	66,290,976	0.7
Other securities		515,212,149	5.5

		1,069,832,403	11.4

Leisure Products
Other securities		49,924,283	0.5

Life Sciences Tools & Services
Mettler-Toledo International Inc.(b)	87,198	60,211,091	0.6
Other securities		186,290,156	2.0

		246,501,247	2.6

Machinery
Other securities		293,332,077	3.1

Media
Other securities		139,185,206	1.5

Metals & Mining
Other securities		6,743,057	0.1

Multiline Retail
Dollar General Corp.	881,756	133,153,973	1.4
Other securities		49,670,397	0.6

		182,824,370	2.0

Oil, Gas & Consumable Fuels
Other securities		67,977,784	0.7

Personal Products
Other securities		1,632,960	0.0

Pharmaceuticals
Other securities		21,931,108	0.2

Professional Services
CoStar Group Inc.(b)	132,286	77,679,662	0.8
IHS Markit Ltd.	900,300	54,018,000	0.6
Verisk Analytics Inc.(a)	587,062	81,824,702	0.9
Other securities		108,593,519	1.2

		322,115,883	3.5

Real Estate Management & Development
Other securities		21,420,258	0.2

Road & Rail
Other securities		43,259,574	0.5

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a)(b)	3,797,078	172,691,108	1.8
KLA Corp.	577,335	82,986,133	0.9
Lam Research Corp.(a)	466,573	111,977,520	1.2
Xilinx Inc.	916,729	71,449,858	0.8
Other securities		140,574,819	1.5

		579,679,438	6.2

Security	Shares	Value	% of Net Assets

Software
ANSYS Inc.(a)(b)	307,311	$71,440,588	0.8%
Atlassian Corp. PLC, Class A(a)(b)	440,433	60,453,834	0.6
Cadence Design Systems Inc.(b)	1,021,989	67,492,154	0.7
Citrix Systems Inc.(a)	381,412	53,988,869	0.6
Palo Alto Networks Inc.(a)(b)	348,155	57,083,494	0.6
RingCentral Inc., Class A(a)(b)	273,735	58,007,184	0.6
Splunk Inc.(a)(b)	573,205	72,355,667	0.8
Synopsys Inc.(a)(b)	547,561	70,520,381	0.8
Other securities		675,198,775	7.2

		1,186,540,946	12.7

Specialty Retail
AutoZone Inc.(b)	87,238	73,803,348	0.8
O’Reilly Automotive Inc.(a)(b)	274,144	82,531,051	0.9
Other securities		176,144,444	1.9

		332,478,843	3.6

Technology Hardware, Storage & Peripherals
Other securities		54,007,034	0.6

Textiles, Apparel & Luxury Goods
Lululemon Athletica Inc.(a)(b)	433,845	82,235,320	0.9
Other securities		32,375,248	0.3

		114,610,568	1.2

Trading Companies & Distributors
Fastenal Co.	1,906,415	59,575,469	0.7
Other securities		60,043,176	0.6

		119,618,645	1.3

Total Common Stocks (Cost: $9,124,352,014)		9,332,552,152	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,081,537,201	1,081,320,894	11.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	15,629,000	15,629,000	0.2

		1,096,949,894	11.7

Total Short-Term Investments (Cost: $1,097,108,425)		1,096,949,894	11.7

Total Investments In Securities (Cost: $10,221,460,439)		10,429,502,046	111.5

Other Assets, Less Liabilities		(1,075,858,497)	(11.5)

Net Assets		$9,353,643,549	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	648,331,897	433,205,304	1,081,537,201	$1,081,320,894	$3,417,397	(b)	$(417,635)	$(365,569)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,938,307	3,690,693	15,629,000	15,629,000	250,023		—	—

				$1,096,949,894	$3,667,420		$(417,635)	$(365,569)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	78	06/19/20	$10,022	$(169,339)
S&P MidCap 400 E-Mini	70	06/19/20	10,064	(245,715)

				$(415,054)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$415,054

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(2,226,621)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(616,826)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,435,887

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,332,552,152	$—	$—	$9,332,552,152
Money Market Funds	1,096,949,894	—	—	1,096,949,894

	$10,429,502,046	$—	$—	$10,429,502,046

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(415,054)	$—	$—	$(415,054)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments March 31, 2020	iShares® Russell Mid-Cap Value ETF

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.(a)	274,120	$49,374,494	0.6%
Other securities		82,393,415	1.0

		131,767,909	1.6

Air Freight & Logistics
Other securities		18,086,430	0.2

Airlines
Other securities		38,942,293	0.5

Auto Components
Other securities		71,632,382	0.9

Automobiles
Other securities		12,792,109	0.2

Banks
M&T Bank Corp.	325,549	33,671,533	0.4
Other securities		353,314,509	4.3

		386,986,042	4.7

Beverages
Other securities		18,849,693	0.2

Biotechnology
Other securities		40,872,716	0.5

Building Products
Other securities		66,055,424	0.8

Capital Markets
Northern Trust Corp.	481,771	36,354,440	0.5
State Street Corp.	890,888	47,457,604	0.6
T Rowe Price Group Inc.	409,476	39,985,331	0.5
Other securities		180,098,852	2.1

		303,896,227	3.7

Chemicals
Corteva Inc.(a)(b)	1,873,693	44,031,786	0.5
Other securities		189,832,188	2.4

		233,863,974	2.9

Commercial Services & Supplies
Republic Services Inc.	498,391	37,409,229	0.5
Other securities		19,860,631	0.2

		57,269,860	0.7

Communications Equipment
Other securities		60,210,575	0.7

Construction & Engineering
Other securities		53,060,981	0.7

Construction Materials
Other securities		24,321,823	0.3

Consumer Finance
Other securities		67,728,088	0.8

Containers & Packaging
Other securities		132,278,072	1.6

Distributors
Other securities		36,967,911	0.5

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$43,653,545	0.5%

Diversified Financial Services
Other securities		36,238,299	0.4

Diversified Telecommunication Services
Other securities		39,515,577	0.5

Electric Utilities
Edison International	874,121	47,893,090	0.6
Entergy Corp.	496,295	46,636,841	0.6
Eversource Energy	808,208	63,209,948	0.8
FirstEnergy Corp.	1,348,319	54,027,142	0.7
PPL Corp.	1,921,121	47,413,266	0.6
Xcel Energy Inc.	1,307,642	78,850,813	1.0
Other securities		154,192,762	1.7

		492,223,862	6.0

Electrical Equipment
Other securities		42,183,607	0.5

Electronic Equipment, Instruments & Components
Other securities		124,682,242	1.5

Energy Equipment & Services
Other securities		49,460,807	0.6

Entertainment
Other securities		58,228,834	0.7

Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities Inc.	302,802	41,502,042	0.5
AvalonBay Communities Inc.	347,493	51,140,545	0.6
Boston Properties Inc.	386,337	35,631,862	0.4
Digital Realty Trust Inc.	650,697	90,388,320	1.1
Equity Residential	912,975	56,339,687	0.7
Essex Property Trust Inc.	162,774	35,849,346	0.4
Realty Income Corp.	813,898	40,580,954	0.5
Welltower Inc.	1,025,156	46,931,642	0.6
Other securities		720,819,702	8.8

		1,119,184,100	13.6

Food & Staples Retailing
Kroger Co. (The)	1,982,856	59,723,623	0.7
Other securities		25,462,991	0.3

		85,186,614	1.0

Food Products
Archer-Daniels-Midland Co.	1,390,592	48,921,027	0.6
Conagra Brands Inc.	1,199,832	35,203,071	0.4
Hormel Foods Corp.	691,089	32,232,391	0.4
Tyson Foods Inc., Class A	718,439	41,576,065	0.5
Other securities		163,500,171	2.0

		321,432,725	3.9

Gas Utilities
Other securities		51,337,245	0.6

Health Care Equipment & Supplies
Zimmer Biomet Holdings Inc.	512,004	51,753,364	0.6
Other securities		115,109,760	1.4

		166,863,124	2.0

Health Care Providers & Services
Cardinal Health Inc.	727,647	34,883,397	0.4
McKesson Corp.	358,923	48,547,925	0.6

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Other securities		$145,017,888	1.8%

		228,449,210	2.8

Health Care Technology
Other securities		2,893,584	0.0

Hotels, Restaurants & Leisure
Other securities		92,888,801	1.1

Household Durables
Other securities		137,101,818	1.7

Household Products
Other securities		20,962,830	0.3

Independent Power and Renewable Electricity Producers
Other securities		39,253,663	0.5

Industrial Conglomerates
Other securities		2,335,595	0.0

Insurance
Hartford Financial Services Group Inc. (The)	896,162	31,580,749	0.4
Willis Towers Watson PLC	321,847	54,665,713	0.7
Other securities		414,735,664	5.0

		500,982,126	6.1

Interactive Media & Services
Other securities		30,332,176	0.4

Internet & Direct Marketing Retail
Other securities		8,363,191	0.1

IT Services
Other securities		112,346,142	1.4

Leisure Products
Other securities		10,192,669	0.1

Life Sciences Tools & Services
Agilent Technologies Inc.	699,767	50,117,313	0.6
Other securities		90,076,321	1.1

		140,193,634	1.7

Machinery
Cummins Inc.	366,334	49,572,317	0.6
PACCAR Inc.	846,611	51,753,330	0.6
Parker-Hannifin Corp.	319,676	41,471,568	0.5
Stanley Black & Decker Inc.	378,479	37,847,900	0.5
Other securities		175,212,596	2.1

		355,857,711	4.3

Marine
Other securities		6,388,569	0.1

Media
Other securities		179,777,472	2.2

Metals & Mining
Newmont Corp.(a)	2,038,944	92,323,384	1.1
Other securities		92,585,513	1.2

		184,908,897	2.3

Mortgage Real Estate Investment
Other securities		53,046,030	0.7

Security	Shares	Value	% of Net Assets

Multi-Utilities
Ameren Corp.(a)	611,621	$44,544,357	0.5%
CMS Energy Corp.	706,857	41,527,849	0.5
Consolidated Edison Inc.	830,371	64,768,938	0.8
DTE Energy Co.	462,715	43,944,044	0.5
Public Service Enterprise Group Inc.	1,259,873	56,580,896	0.7
Sempra Energy(a)	703,548	79,493,889	1.0
WEC Energy Group Inc.	786,942	69,353,198	0.9
Other securities		53,115,125	0.6

		453,328,296	5.5

Multiline Retail
Other securities		34,986,528	0.4

Oil, Gas & Consumable Fuels
Williams Companies Inc. (The)	3,031,512	42,895,895	0.5
Other securities		161,840,065	2.0

		204,735,960	2.5

Paper & Forest Products
Other securities		3,070,565	0.0

Personal Products
Other securities		12,806,347	0.2

Pharmaceuticals
Other securities		96,088,034	1.2

Professional Services
Other securities		50,070,306	0.6

Real Estate Management & Development
Other securities		34,678,364	0.4

Road & Rail
Other securities		97,448,365	1.2

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	1,657,501	37,509,248	0.5
Skyworks Solutions Inc.	403,847	36,095,845	0.4
Other securities		143,727,211	1.8

		217,332,304	2.7

Software
Other securities		63,837,157	0.8

Specialty Retail
Tiffany & Co.	301,509	39,045,415	0.5
Other securities		81,939,965	1.0

		120,985,380	1.5

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	3,252,225	31,579,105	0.4
Other securities		39,197,622	0.5

		70,776,727	0.9

Textiles, Apparel & Luxury Goods
Other securities		40,992,147	0.5

Thrifts & Mortgage Finance
Other securities		18,056,691	0.2

Trading Companies & Distributors
Other securities		52,397,994	0.6

Transportation Infrastructure
Other securities		4,598,858	0.1

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF

Security	Shares	Value	% of Net Assets

Water Utilities
American Water Works Co. Inc.	450,768	$53,893,822	0.6%
Other securities		21,843,120	0.3

		75,736,942	0.9

Wireless Telecommunication Services
Other securities		17,362,518	0.2

Total Common Stocks (Cost: $10,515,338,024)		8,161,336,691	99.5

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	449,518,254	449,428,351	5.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	14,530,000	14,530,000	0.2

		463,958,351	5.7

Total Short-Term Investments (Cost: $464,003,702)		463,958,351	5.7

Total Investments In Securities (Cost: $10,979,341,726)		8,625,295,042	105.2

Other Assets, Less Liabilities		(423,350,123)	(5.2)

Net Assets		$8,201,944,919	100.0%

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2020. Other securities may include securities on loan and non-income earning securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	219,772,537	229,745,717	449,518,254	$449,428,351	$2,433,361	(b)	$(61,248)	$(113,226)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,938,186	(2,408,186)	14,530,000	14,530,000	368,551		—	—

				$463,958,351	$2,801,912		$(61,248)	$(113,226)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	92	06/19/20	$11,821	$(92,214)
S&P MidCap 400 E-Mini	194	06/19/20	27,893	(143,851)

				$(236,065)

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$236,065

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(7,127,023)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(848,953)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,877,048

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,161,336,691	$—	$—	$8,161,336,691
Money Market Funds	463,958,351	—	—	463,958,351

	$8,625,295,042	$—	$—	$8,625,295,042

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(236,065)	$—	$—	$(236,065)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

March 31, 2020

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$560,823,763	$3,406,745	$24,403,396	$8,183,573,425
Affiliated(c)	120,670,007	—	19,413,705	350,550,299
Cash	851,965	6,804	14,459	1,010,909
Cash pledged:
Futures contracts	284,710	—	19,000	3,079,459
Receivables:
Investments sold	8,470	—	—	3,905
Securities lending income — Affiliated	277,184	—	1,919	202,083
Capital shares sold	—	—	11,513	—
Dividends	538,534	5,609	38,358	9,003,955

Total assets	683,454,633	3,419,158	43,902,350	8,547,424,035

LIABILITIES
Collateral on securities loaned, at value	119,512,411	—	1,877,972	314,594,943
Payables:
Investments purchased	1,400,072	6,641	—	—
Variation margin on futures contracts	12,087	25	1,296	426,770
Capital shares redeemed	8,470	—	—	—
Investment advisory fees	315,328	464	2,324	1,414,075

Total liabilities	121,248,368	7,130	1,881,592	316,435,788

NET ASSETS	$562,206,265	$3,412,028	$42,020,758	$8,230,988,247

NET ASSETS CONSIST OF:
Paid-in capital	$1,011,947,678	$4,467,200	$53,605,679	$8,065,160,739
Accumulated earnings (loss)	(449,741,413)	(1,055,172)	(11,584,921)	165,827,508

NET ASSETS	$562,206,265	$3,412,028	$42,020,758	$8,230,988,247

Shares outstanding	8,350,000	150,000	1,250,000	55,500,000

Net asset value	$67.33	$22.75	$33.62	$148.31

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$112,118,441	$—	$1,802,070	$301,173,821
(b) Investments, at cost — Unaffiliated	$838,835,545	$4,372,337	$30,482,707	$7,831,098,566
(c) Investments, at cost — Affiliated	$120,678,843	$—	$24,345,196	$348,478,132

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$15,707,367,649	$9,332,552,152	$8,161,336,691
Affiliated(c)	1,273,040,482	1,096,949,894	463,958,351
Cash	431,222	1,101,010	1,017,201
Cash pledged:
Futures contracts	6,872,420	2,229,990	3,785,590
Receivables:
Investments sold	680,410	409,318	—
Securities lending income — Affiliated	734,507	638,563	237,521
Capital shares sold	206,552	26,409	252,800
Dividends	28,568,275	3,872,309	23,163,212

Total assets	17,017,901,517	10,437,779,645	8,653,751,366

LIABILITIES
Collateral on securities loaned, at value	1,229,331,360	1,081,917,542	449,535,704
Payables:
Investments purchased	31,652,314	—	—
Variation margin on futures contracts	559,044	271,049	494,823
Investment advisory fees	2,767,918	1,947,505	1,775,920

Total liabilities	1,264,310,636	1,084,136,096	451,806,447

NET ASSETS	$15,753,590,881	$9,353,643,549	$8,201,944,919

NET ASSETS CONSIST OF:
Paid-in capital	$16,788,996,755	$9,594,244,010	$11,242,964,767
Accumulated loss	(1,035,405,874)	(240,600,461)	(3,041,019,848)

NET ASSETS	$15,753,590,881	$9,353,643,549	$8,201,944,919

Shares outstanding	364,700,000	76,850,000	127,950,000

Net asset value	$43.20	$121.71	$64.10

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$1,178,634,608	$1,036,641,110	$433,312,196
(b) Investments, at cost — Unaffiliated	$16,015,762,223	$9,124,352,014	$10,515,338,024
(c) Investments, at cost — Affiliated	$1,273,153,792	$1,097,108,425	$464,003,702

See notes to financial statements.

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended March 31, 2020

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$8,621,350	$167,570	$382,829	$178,217,642
Dividends — Affiliated	28,658	252	232,777	912,351
Interest — Unaffiliated	1,377	—	—	16,929
Securities lending income — Affiliated — net	4,841,010	—	39,082	1,737,089
Foreign taxes withheld	(5,486)	—	(119)	(13,061)

Total investment income	13,486,909	167,822	654,569	180,870,950

EXPENSES
Investment advisory fees	4,949,924	10,775	58,788	19,171,357

Total expenses	4,949,924	10,775	58,788	19,171,357
Less:
Investment advisory fees waived	—	—	(31,851)	—

Total expenses after fees waived	4,949,924	10,775	26,937	19,171,357

Net investment income	8,536,985	157,047	627,632	161,699,593

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(83,393,602)	(68,632)	(410,034)	(55,383,874)
Investments — Affiliated	8,010	—	(87,899)	(210,801)
In-kind redemptions — Unaffiliated	89,489,703	786,138	1,164,896	664,599,398
In-kind redemptions — Affiliated	—	—	413,722	1,388,541
Futures contracts	(638,150)	173	(41,298)	(2,329,834)

Net realized gain	5,465,961	717,679	1,039,387	608,063,430

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(222,333,138)	(1,200,277)	(7,319,952)	(1,513,655,517)
Investments — Affiliated	(68,487)	—	(5,518,907)	(920,533)
Futures contracts	155,371	—	3,834	(1,283,494)

Net change in unrealized appreciation (depreciation)	(222,246,254)	(1,200,277)	(12,835,025)	(1,515,859,544)

Net realized and unrealized loss	(216,780,293)	(482,598)	(11,795,638)	(907,796,114)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(208,243,308)	$(325,551)	$(11,168,006)	$(746,096,521)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations   (continued)

Year Ended March 31, 2020

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$356,649,944	$94,373,440	$262,477,791
Dividends — Affiliated	594,990	250,023	368,551
Interest — Unaffiliated	26,888	9,431	18,352
Securities lending income — Affiliated — net	5,190,687	3,417,397	2,433,361
Foreign taxes withheld	(36,674)	—	(34,220)

Total investment income	362,425,835	98,050,291	265,263,835

EXPENSES
Investment advisory fees	38,318,932	26,392,390	26,350,943

Total expenses	38,318,932	26,392,390	26,350,943

Net investment income	324,106,903	71,657,901	238,912,892

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(123,601,476)	(184,517,380)	(288,835,927)
Investments — Affiliated	(663,129)	(417,635)	(61,248)
In-kind redemptions — Unaffiliated	956,854,546	1,144,282,051	910,552,288
Futures contracts	(12,405,049)	(2,226,621)	(7,127,023)

Net realized gain	820,184,892	957,120,415	614,528,090

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(4,766,777,778)	(1,961,192,077)	(3,294,407,896)
Investments — Affiliated	(352,876)	(365,569)	(113,226)
Futures contracts	(1,458,707)	(616,826)	(848,953)

Net change in unrealized appreciation (depreciation)	(4,768,589,361)	(1,962,174,472)	(3,295,370,075)

Net realized and unrealized loss	(3,948,404,469)	(1,005,054,057)	(2,680,841,985)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,624,297,566)	$(933,396,156)	$(2,441,929,093)

See notes to financial statements.

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares		iShares
	Micro-Cap ETF		Russell 1000 Pure U.S. Revenue ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,536,985	$8,892,890	$157,047	$218,777
Net realized gain	5,465,961	75,501,021	717,679	179,185
Net change in unrealized appreciation (depreciation)	(222,246,254)	(114,908,385)	(1,200,277)	328,404

Net increase (decrease) in net assets resulting from operations	(208,243,308)	(30,514,474)	(325,551)	726,366

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,775,983)	(8,817,492)	(164,204)	(241,568)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(101,109,362)	42,291,916	(7,107,733)	1,389,350

NET ASSETS
Total increase (decrease) in net assets	(320,128,653)	2,959,950	(7,597,488)	1,874,148
Beginning of year	882,334,918	879,374,968	11,009,516	9,135,368

End of year	$562,206,265	$882,334,918	$3,412,028	$11,009,516

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Russell 2500 ETF		Russell 3000 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$627,632	$281,200	$161,699,593	$152,585,445
Net realized gain	1,039,387	1,076,444	608,063,430	1,290,797,916
Net change in unrealized appreciation (depreciation)	(12,835,025)	1,429,864	(1,515,859,544)	(582,245,180)

Net increase (decrease) in net assets resulting from operations	(11,168,006)	2,787,508	(746,096,521)	861,138,181

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(661,019)	(470,543)	(180,570,072)	(158,641,466)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	18,547,782	26,499,514	(221,389,911)	494,421,549

NET ASSETS
Total increase (decrease) in net assets	6,718,757	28,816,479	(1,148,056,504)	1,196,918,264
Beginning of year	35,302,001	6,485,522	9,379,044,751	8,182,126,487

End of year	$42,020,758	$35,302,001	$8,230,988,247	$9,379,044,751

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	Russell Mid-Cap ETF		Russell Mid-Cap Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$324,106,903	$272,445,150	$71,657,901	$79,818,351
Net realized gain	820,184,892	443,022,956	957,120,415	739,825,641
Net change in unrealized appreciation (depreciation)	(4,768,589,361)	432,404,964	(1,962,174,472)	191,637,305

Net increase (decrease) in net assets resulting from operations	(3,624,297,566)	1,147,873,070	(933,396,156)	1,011,281,297

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(334,766,368)	(314,222,303)	(67,491,485)	(80,734,366)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,119,118,719	771,851,005	136,666,351	725,664,212

NET ASSETS
Total increase (decrease) in net assets	(2,839,945,215)	1,605,501,772	(864,221,290)	1,656,211,143
Beginning of year	18,593,536,096	16,988,034,324	10,217,864,839	8,561,653,696

End of year	$15,753,590,881	$18,593,536,096	$9,353,643,549	$10,217,864,839

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets  (continued)

	iShares
	Russell Mid-Cap Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$238,912,892	$210,115,925
Net realized gain	614,528,090	467,891,937
Net change in unrealized appreciation (depreciation)	(3,295,370,075)	(385,670,315)

Net increase (decrease) in net assets resulting from operations	(2,441,929,093)	292,337,547

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(254,132,611)	(247,588,982)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(320,000,389)	639,966,655

NET ASSETS
Total increase (decrease) in net assets	(3,016,062,093)	684,715,220
Beginning of year	11,218,007,012	10,533,291,792

End of year	$8,201,944,919	$11,218,007,012

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$92.88	$96.11	$85.68	$68.00	$79.25

Net investment income(a)	0.94	0.89	0.79	0.85	0.96
Net realized and unrealized gain (loss)(b)	(25.28)	(3.24)	10.68	17.82	(11.18)

Net increase (decrease) from investment operations	(24.34)	(2.35)	11.47	18.67	(10.22)

Distributions(c)
From net investment income	(1.21)	(0.88)	(1.04)	(0.99)	(1.03)

Total distributions	(1.21)	(0.88)	(1.04)	(0.99)	(1.03)

Net asset value, end of year	$67.33	$92.88	$96.11	$85.68	$68.00

Total Return
Based on net asset value	(26.47)%	(2.48)%	13.43%	27.60%	(12.98)%

Ratios to Average Net Assets
Total expenses	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	1.03%	0.91%	0.86%	1.09%	1.29%

Supplemental Data
Net assets, end of year (000)	$562,206	$882,335	$879,375	$852,535	$693,633

Portfolio turnover rate(d)	24%	25%	22%	21%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Pure U.S. Revenue ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Period From 08/08/17 to 03/31/18	(a)

Net asset value, beginning of period	$27.52	$26.10	$24.97

Net investment income(b)	0.62	0.59	0.36
Net realized and unrealized gain (loss)(c)	(4.61)	1.48	1.03

Net increase (decrease) from investment operations	(3.99)	2.07	1.39

Distributions(d)
From net investment income	(0.78)	(0.65)	(0.26)

Total distributions	(0.78)	(0.65)	(0.26)

Net asset value, end of period	$22.75	$27.52	$26.10

Total Return
Based on net asset value	(14.94)%	8.00%	5.59	%(e)

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15	%(f)

Net investment income	2.19%	2.18%	2.09	%(f)

Supplemental Data
Net assets, end of period (000)	$3,412	$11,010	$9,135

Portfolio turnover rate(g)	23%	12%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2500 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Period From 07/06/17 to 03/31/18	(a)

Net asset value, beginning of period	$44.13	$43.24	$39.34

Net investment income(b)	0.72	0.65	0.42
Net realized and unrealized gain (loss)(c)	(10.50)	1.22	3.88

Net increase (decrease) from investment operations	(9.78)	1.87	4.30

Distributions(d)
From net investment income	(0.73)	(0.62)	(0.40)
From net realized gain	—	(0.36)	—
Return of capital	—	—	(0.00	)(e)

Total distributions	(0.73)	(0.98)	(0.40)

Net asset value, end of period	$33.62	$44.13	$43.24

Total Return
Based on net asset value	(22.47)%	4.49%	10.96	%(f)

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15	%(g)

Total expenses after fees waived	0.07%	0.06%	0.07	%(g)

Net investment income	1.60%	1.49%	1.37	%(g)

Supplemental Data
Net assets, end of period (000)	$42,021	$35,302	$6,486

Portfolio turnover rate(h)	14%	12%	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$166.74	$156.30	$139.89	$120.86	$123.93

Net investment income(a)	2.91	2.78	2.53	2.34	2.23
Net realized and unrealized gain (loss)(b)	(18.04)	10.52	16.45	19.07	(2.84)

Net increase (decrease) from investment operations	(15.13)	13.30	18.98	21.41	(0.61)

Distributions(c)
From net investment income	(3.30)	(2.86)	(2.57)	(2.38)	(2.46)

Total distributions	(3.30)	(2.86)	(2.57)	(2.38)	(2.46)

Net asset value, end of year	$148.31	$166.74	$156.30	$139.89	$120.86

Total Return
Based on net asset value	(9.29)%	8.59%	13.64%	17.87%	(0.47)%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.69%	1.72%	1.68%	1.81%	1.85%

Supplemental Data
Net assets, end of year (000)	$8,230,988	$9,379,045	$8,182,126	$7,379,312	$6,012,841

Portfolio turnover rate(d)	5%	5%	4%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$53.93	$51.61	$46.82	$40.76	$43.27

Net investment income(b)	0.91	0.81	0.76	0.68	0.65
Net realized and unrealized gain (loss)(c)	(10.71)	2.44	4.84	6.12	(2.46)

Net increase (decrease) from investment operations	(9.80)	3.25	5.60	6.80	(1.81)

Distributions(d)
From net investment income	(0.93)	(0.93)	(0.81)	(0.74)	(0.70)

Total distributions	(0.93)	(0.93)	(0.81)	(0.74)	(0.70)

Net asset value, end of year	$43.20	$53.93	$51.61	$46.82	$40.76

Total Return
Based on net asset value	(18.44)%	6.38%	12.02%	16.79%	(4.18)%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.20%	0.20%	0.20%

Net investment income	1.63%	1.55%	1.53%	1.56%	1.58%

Supplemental Data
Net assets, end of year (000)	$15,753,591	$18,593,536	$16,988,034	$15,468,666	$12,171,212

Portfolio turnover rate(e)	10%	11%	10%	11%	11%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$135.61	$122.92	$103.80	$92.16	$97.98

Net investment income(a)	0.94	1.12	0.96	0.91	0.96
Net realized and unrealized gain (loss)(b)	(13.95)	12.69	19.16	11.78	(5.78)

Net increase (decrease) from investment operations	(13.01)	13.81	20.12	12.69	(4.82)

Distributions(c)
From net investment income	(0.89)	(1.12)	(1.00)	(1.05)	(1.00)

Total distributions	(0.89)	(1.12)	(1.00)	(1.05)	(1.00)

Net asset value, end of year	$121.71	$135.61	$122.92	$103.80	$92.16

Total Return
Based on net asset value	(9.67)%	11.28%	19.46%	13.85%	(4.91)%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	0.65%	0.88%	0.84%	0.94%	1.03%

Supplemental Data
Net assets, end of year (000)	$9,353,644	$10,217,865	$8,561,654	$7,240,120	$6,059,739

Portfolio turnover rate(d)	23%	20%	24%	27%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16

Net asset value, beginning of year	$86.86	$86.44	$83.02	$70.95	$75.23

Net investment income(a)	1.93	1.67	1.69	1.55	1.45
Net realized and unrealized gain (loss)(b)	(22.63)	0.70	3.48	12.18	(4.16)

Net increase (decrease) from investment operations	(20.70)	2.37	5.17	13.73	(2.71)

Distributions(c)
From net investment income	(2.06)	(1.95)	(1.75)	(1.66)	(1.57)

Total distributions	(2.06)	(1.95)	(1.75)	(1.66)	(1.57)

Net asset value, end of year	$64.10	$86.86	$86.44	$83.02	$70.95

Total Return
Based on net asset value	(24.28)%	2.78%	6.28%	19.51%	(3.56)%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	2.18%	1.93%	1.98%	2.00%	2.05%

Supplemental Data
Net assets, end of year (000)	$8,201,945	$11,218,007	$10,533,292	$9,555,303	$6,850,265

Portfolio turnover rate(d)	20%	25%	20%	21%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 1000 Pure U.S. Revenue	Non-diversified
Russell 2500	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Micro-Cap
Barclays Bank PLC	$4,247,447	$4,247,447		$—	$—
Barclays Capital Inc.	3,408,639	3,408,639		—	—
BMO Capital Markets	22,914	22,914		—	—
BNP Paribas New York Branch	85,318	85,318		—	—
BNP Paribas Prime Brokerage International Ltd.	3,526,440	3,526,440		—	—
BNP Paribas Securities Corp.	553,550	521,887		—	(31,663	)(b)
BofA Securities, Inc.	5,189,797	5,189,797		—	—
Citadel Clearing LLC	348,221	348,221		—	—
Citigroup Global Markets Inc.	9,833,622	9,833,622		—	—
Credit Suisse AG	4,354,674	4,354,674		—	—
Credit Suisse Securities (USA) LLC	3,941,618	3,941,618		—	—
Deutsche Bank Securities Inc.	2,189,905	2,189,905		—	—
Goldman Sachs & Co.	11,492,609	11,492,609		—	—
HSBC Bank PLC	1,239,122	1,239,122		—	—
Jefferies LLC	559,497	559,497		—	—
JPMorgan Securities LLC	24,697,977	24,697,977		—	—
Morgan Stanley & Co. LLC	12,083,354	12,083,354		—	—
National Financial Services LLC	7,635,197	7,635,197		—	—
Natixis Securities Americas LLC	395,680	395,680		—	—
Nomura Securities International Inc.	57,030	57,030		—	—
RBC Capital Markets LLC	565,441	565,441		—	—
Scotia Capital (USA) Inc.	618,750	618,750		—	—
SG Americas Securities LLC	117,621	117,621		—	—
State Street Bank & Trust Company	428,548	413,879		—	(14,669	)(b)
TD Prime Services LLC	588,763	588,763		—	—
UBS AG	6,084,508	6,084,508		—	—
UBS Securities LLC	1,263,799	1,263,799		—	—
Virtu Americas LLC	21,992	21,992		—	—
Wells Fargo Securities LLC	6,566,408	6,566,408		—	—

	$112,118,441	$112,072,109		$—	$(46,332)

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 2500
Barclays Bank PLC	$142,059	$142,059		$—	$—
BNP Paribas Securities Corp.	56,478	56,478		—	—
BofA Securities, Inc.	139,160	139,160		—	—
Citadel Clearing LLC	122,329	122,329		—	—
Citigroup Global Markets Inc.	108,335	108,335		—	—
Credit Suisse AG	88,999	88,999		—	—
Credit Suisse Securities (USA) LLC	34,557	34,557		—	—
HSBC Bank PLC	55,257	55,257		—	—
Jefferies LLC	6,070	5,773		—	(297	)(b)
JPMorgan Securities LLC	455,100	455,100		—	—
Scotia Capital (USA) Inc.	80,712	80,712		—	—
SG Americas Securities LLC	59,655	59,655		—	—
TD Prime Services LLC	51,321	51,321		—	—
UBS AG	93,117	93,117		—	—
Wells Fargo Bank, National Association	303,114	303,114		—	—
Wells Fargo Securities LLC	5,807	5,807		—	—

	$1,802,070	$1,801,773		$—	$(297)

Russell 3000
Barclays Bank PLC	$12,712,731	$12,712,731		$—	$—
Barclays Capital Inc.	30,143,994	30,143,994		—	—
BMO Capital Markets	497,090	467,016		—	(30,074	)(b)
BNP Paribas Prime Brokerage International Ltd.	30,706,528	30,706,528		—	—
BNP Paribas Securities Corp.	1,936,891	1,936,891		—	—
BofA Securities, Inc.	30,536,518	30,536,518		—	—
Citadel Clearing LLC	2,554,458	2,554,458		—	—
Citigroup Global Markets Inc.	25,536,157	25,536,157		—	—
Credit Suisse AG	6,968,435	6,968,435		—	—
Credit Suisse Securities (USA) LLC	1,836,242	1,836,242		—	—
Deutsche Bank Securities Inc.	819,938	819,938		—	—
Goldman Sachs & Co.	23,398,577	23,398,577		—	—
HSBC Bank PLC	6,089,184	6,089,184		—	—
Jefferies LLC	1,727,150	1,727,150		—	—
JPMorgan Securities LLC	35,330,369	35,330,369		—	—
Morgan Stanley & Co. LLC	43,742,609	43,742,609		—	—
National Financial Services LLC	3,316,142	3,316,142		—	—
Natixis Securities Americas LLC	18,340	18,340		—	—
Nomura Securities International Inc.	1,083,950	1,083,950		—	—
RBC Capital Markets LLC	640,843	640,843		—	—
Scotia Capital (USA) Inc.	2,094,787	2,094,787		—	—
SG Americas Securities LLC	4,284,726	4,284,726		—	—
State Street Bank & Trust Company	126,176	126,176		—	—
TD Prime Services LLC	4,079,058	4,079,058		—	—
UBS AG	16,042,454	16,042,454		—	—
UBS Securities LLC	7,829,789	7,829,789		—	—
Virtu Americas LLC	659,495	659,495		—	—
Wells Fargo Securities LLC	6,461,190	6,461,190		—	—

	$301,173,821	$301,143,747		$—	$(30,074)

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell Mid-Cap
Barclays Bank PLC	$24,948,174	$24,948,174		$—	$—
Barclays Capital Inc.	2,095,228	2,095,228		—	—
BMO Capital Markets	213	213		—	—
BNP Paribas Prime Brokerage International Ltd.	151,383,611	151,383,611		—	—
BNP Paribas Securities Corp.	11,186,235	11,186,235		—	—
BofA Securities, Inc.	60,452,781	60,452,781		—	—
Citadel Clearing LLC	10,909,318	10,909,318		—	—
Citigroup Global Markets Inc.	102,180,405	102,180,405		—	—
Credit Suisse AG	76,687,056	76,687,056		—	—
Credit Suisse Securities (USA) LLC	3,279,108	3,279,108		—	—
Deutsche Bank Securities Inc.	1,544,486	1,467,609		—	(76,877	)(b)
Goldman Sachs & Co.	143,751,896	143,751,896		—	—
HSBC Bank PLC	43,403,319	43,403,319		—	—
Jefferies LLC	242,274	242,274		—	—
JPMorgan Securities LLC	217,160,123	217,160,123		—	—
Morgan Stanley & Co. LLC	158,430,064	158,430,064		—	—
National Financial Services LLC	11,989,024	11,989,024		—	—
Natixis Securities Americas LLC	14,586	14,586		—	—
Nomura Securities International Inc.	1,369,151	1,369,151		—	—
RBC Capital Markets LLC	21,853,344	21,853,344		—	—
Scotia Capital (USA) Inc.	11,532,012	11,532,012		—	—
SG Americas Securities LLC	3,023,434	3,023,434		—	—
State Street Bank & Trust Company	32,875	32,875		—	—
TD Prime Services LLC	1,940,929	1,940,929		—	—
UBS AG	67,620,958	67,620,958		—	—
UBS Securities LLC	29,686,534	29,686,534		—	—
Virtu Americas LLC	57,393	57,393		—	—
Wells Fargo Securities LLC	21,860,077	21,860,077		—	—

	$1,178,634,608	$1,178,557,731		$—	$(76,877)

Russell Mid-Cap Growth
Barclays Bank PLC	$7,271,720	$7,271,720		$—	$—
Barclays Capital Inc.	4,604,228	4,604,228		—	—
BNP Paribas Prime Brokerage International Ltd.	68,445,706	68,445,706		—	—
BNP Paribas Securities Corp.	5,136,999	5,136,999		—	—
BofA Securities, Inc.	96,278,795	96,278,795		—	—
Citadel Clearing LLC	15,569,182	15,569,182		—	—
Citigroup Global Markets Inc.	137,182,573	137,182,573		—	—
Credit Suisse AG	37,826,594	37,826,594		—	—
Credit Suisse Securities (USA) LLC	868,960	868,960		—	—
Goldman Sachs & Co.	119,521,041	119,521,041		—	—
HSBC Bank PLC	25,538,792	25,116,927		—	(421,865	)(b)
Jefferies LLC	170,647	170,647		—	—
JPMorgan Securities LLC	220,116,141	220,116,141		—	—
Morgan Stanley & Co. LLC	123,970,522	123,970,522		—	—
National Financial Services LLC	3,465,310	3,465,310		—	—
Natixis Securities Americas LLC	665,888	665,888		—	—
Nomura Securities International Inc.	886,050	872,519		—	(13,531	)(b)
RBC Capital Markets LLC	60,432	60,432		—	—
Scotia Capital (USA) Inc.	1,165,364	1,165,364		—	—
SG Americas Securities LLC	7,945,952	7,945,952		—	—
State Street Bank & Trust Company	401,735	401,735		—	—
UBS AG	31,580,279	31,580,279		—	—
UBS Securities LLC	27,778,293	27,778,293		—	—
Virtu Americas LLC	1,480,816	1,480,816		—	—
Wells Fargo Bank, National Association	92,229,971	92,229,971		—	—
Wells Fargo Securities LLC	6,479,120	6,479,120		—	—

	$1,036,641,110	$1,036,205,714		$—	$(435,396)

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell Mid-Cap Value
Barclays Bank PLC	$18,941,773	$18,941,773		$—	$—
Barclays Capital Inc.	17,490,434	17,490,434		—	—
BNP Paribas Prime Brokerage International Ltd.	40,413,666	40,413,666		—	—
BNP Paribas Securities Corp.	10,309,291	10,309,291		—	—
BofA Securities, Inc.	54,728,214	54,728,214		—	—
Citadel Clearing LLC	4,514,015	4,514,015		—	—
Citigroup Global Markets Inc.	33,344,422	33,344,422		—	—
Credit Suisse AG	23,237,587	23,237,587		—	—
Credit Suisse Securities (USA) LLC	8,024,448	8,024,448		—	—
Goldman Sachs & Co.	42,469,210	42,469,210		—	—
HSBC Bank PLC	249,989	246,116		—	(3,873	)(b)
JPMorgan Securities LLC	53,010,913	53,010,913		—	—
Morgan Stanley & Co. LLC	64,482,193	64,482,193		—	—
National Financial Services LLC	12,582,541	12,582,541		—	—
Nomura Securities International Inc.	844,524	844,524		—	—
RBC Capital Markets LLC	219,210	219,210		—	—
Scotia Capital (USA) Inc.	536,190	536,190		—	—
SG Americas Securities LLC	1,099,813	1,099,813		—	—
State Street Bank & Trust Company	3,073,742	3,073,742		—	—
TD Prime Services LLC	1,886,850	1,886,850		—	—
UBS AG	12,537,937	12,429,156		—	(108,781	)(b)
UBS Securities LLC	12,132,478	12,132,478		—	—
Virtu Americas LLC	5,713,986	5,713,986		—	—
Wells Fargo Securities LLC	11,468,770	11,468,770		—	—

	$433,312,196	$433,199,542		$—	$(112,654)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 1000 Pure U.S. Revenue	0.15
Russell 2500	0.15
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Micro-Cap	$1,782,566
Russell 2500	16,358
Russell 3000	706,602
Russell Mid-Cap	2,123,072
Russell Mid-Cap Growth	1,435,898
Russell Mid-Cap Value	957,214

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Micro-Cap	$13,209,418	$61,775,665	$(9,624,738)
Russell 3000	71,858,440	43,677,087	(2,435,873)
Russell Mid-Cap	632,807,568	482,799,323	(99,641,849)
Russell Mid-Cap Growth	987,250,589	1,153,169,928	(140,513,393)
Russell Mid-Cap Value	1,071,189,343	560,866,846	(128,476,341)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$194,749,394	$194,083,046
Russell 1000 Pure U.S. Revenue	1,683,878	1,689,271
Russell 2500	5,434,776	5,391,478
Russell 3000	437,996,618	482,025,912
Russell Mid-Cap	2,092,647,475	2,090,622,007
Russell Mid-Cap Growth	2,532,674,716	2,576,977,673
Russell Mid-Cap Value	2,179,243,006	2,165,780,991

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (continued)

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$155,466,157	$255,071,325
Russell 1000 Pure U.S. Revenue	1,375,501	8,443,655
Russell 2500	35,988,152	17,566,578
Russell 3000	1,090,834,742	1,301,277,566
Russell Mid-Cap	3,043,311,888	1,922,399,447
Russell Mid-Cap Growth	3,279,508,555	3,098,038,179
Russell Mid-Cap Value	2,919,323,219	3,244,326,140

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Micro-Cap	$67,540,982	$(67,540,982)
Russell 1000 Pure U.S. Revenue	669,054	(669,054)
Russell 2500	1,438,946	(1,438,946)
Russell 3000	645,478,401	(645,478,401)
Russell Mid-Cap	922,210,897	(922,210,897)
Russell Mid-Cap Growth	1,120,835,580	(1,120,835,580)
Russell Mid-Cap Value	798,149,803	(798,149,803)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Micro-Cap
Ordinary income	$10,775,983	$8,817,492

Russell 1000 Pure U.S. Revenue
Ordinary income	$164,204	$241,568

Russell 2500
Ordinary income	$661,019	$464,966
Long-term capital gains	—	5,577

	$661,019	$470,543

Russell 3000
Ordinary income	$180,570,072	$158,641,466

Russell Mid-Cap
Ordinary income	$334,766,368	$314,222,303

Russell Mid-Cap Growth
Ordinary income	$67,491,485	$80,734,366

Russell Mid-Cap Value
Ordinary income	$254,132,611	$247,588,982

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Micro-Cap	$—	$(118,564,283)	$(331,177,130)	$(449,741,413)
Russell 1000 Pure U.S. Revenue	—	(67,120)	(988,052)	(1,055,172)
Russell 2500	—	(243,250)	(11,341,671)	(11,584,921)
Russell 3000	—	(39,413,905)	205,241,413	165,827,508
Russell Mid-Cap	—	(148,780,438)	(886,625,436)	(1,035,405,874)
Russell Mid-Cap Growth	4,413,478	(301,752,321)	56,738,382	(240,600,461)
Russell Mid-Cap Value	—	(230,157,067)	(2,810,862,781)	(3,041,019,848)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

For the year ended March 31, 2020, the iShares Russell Mid-Cap ETF utilized $49,117,719 of its capital loss carryforwards.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro-Cap	$1,012,670,900	$52,398,108	$(383,575,238)	$(331,177,130)
Russell 1000 Pure U.S. Revenue	4,394,797	89,516	(1,077,568)	(988,052)
Russell 2500	55,158,772	652,445	(11,994,116)	(11,341,671)
Russell 3000	8,328,882,311	1,446,278,611	(1,241,037,198)	205,241,413
Russell Mid-Cap	17,867,033,567	3,057,677,761	(3,944,303,197)	(886,625,436)
Russell Mid-Cap Growth	10,372,787,608	1,229,855,899	(1,173,117,517)	56,738,382
Russell Mid-Cap Value	11,436,157,823	466,654,380	(3,277,517,161)	(2,810,862,781)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	03/31/20		03/31/19
iShares ETF	Shares	Amount	Shares		Amount
Micro-Cap
Shares sold	1,800,000	$158,686,376	3,800,000		$388,562,080
Shares redeemed	(2,950,000)	(259,795,738)	(3,450,000)		(346,270,164)

Net increase(decrease)	(1,150,000)	$(101,109,362)	350,000		$42,291,916

Russell 1000 Pure U.S. Revenue
Shares sold	50,000	$1,383,209	100,000		$2,838,097
Shares redeemed	(300,000)	(8,490,942)	(50,000)		(1,448,747)

Net increase(decrease)	(250,000)	$(7,107,733)	50,000		$1,389,350

Russell 2500
Shares sold	900,000	$36,242,168	800,000		$33,077,041
Shares redeemed	(450,000)	(17,694,386)	(150,000)		(6,577,527)

Net increase	450,000	$18,547,782	650,000		$26,499,514

Russell 3000
Shares sold	6,750,000	$1,097,978,592	19,350,000		$3,020,564,926
Shares redeemed	(7,500,000)	(1,319,368,503)	(15,450,000)		(2,526,143,377)

Net increase(decrease)	(750,000)	$(221,389,911)	3,900,000		$494,421,549

Russell Mid-Cap
Shares sold	55,650,000	$3,067,836,218	39,450,000	(a)	$2,030,090,653
Shares redeemed	(35,750,000)	(1,948,717,499)	(23,850,000	)(a)	(1,258,239,648)

Net increase	19,900,000	$1,119,118,719	15,600,000		$771,851,005

Russell Mid-Cap Growth
Shares sold	23,850,000	$3,291,759,238	26,350,000		$3,377,324,968
Shares redeemed	(22,350,000)	(3,155,092,887)	(20,650,000)		(2,651,660,756)

Net increase	1,500,000	$136,666,351	5,700,000		$725,664,212

Russell Mid-Cap Value
Shares sold	36,250,000	$2,950,274,614	32,850,000		$2,858,364,642
Shares redeemed	(37,450,000)	(3,270,275,003)	(25,550,000)		(2,218,397,987)

Net increase(decrease)	(1,200,000)	$(320,000,389)	7,300,000		$639,966,655

(a)	Share transactions reflect a four-for-one stock split effective after the close of trading on October 25, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

72	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a four-for-one stock split for the iShares Russell Mid-Cap ETF, effective after the close of trading on October 25, 2018. The impact of the stock splits was to increase the number of shares outstanding by a factor of four, while decreasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock splits.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 3000 ETF, iShares Russell MidCap ETF and iShares Russell MidCap Value ETF received proceeds of $518,568, $2,662,268 and $4,836,058, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	73

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Micro-Cap ETF, iShares Russell 1000 Pure U.S. Revenue ETF,

iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF,

iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of iShares Micro-Cap ETF, iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF (seven of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

74	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Micro-Cap	64.37%
Russell 1000 Pure U.S. Revenue	91.49%
Russell 2500	39.41%
Russell 3000	97.72%
Russell Mid-Cap	78.28%
Russell Mid-Cap Growth	100.00%
Russell Mid-Cap Value	75.54%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Micro-Cap	$7,316,720
Russell 1000 Pure U.S. Revenue	150,478
Russell 2500	278,328
Russell 3000	168,482,072
Russell Mid-Cap	297,193,323
Russell Mid-Cap Growth	89,199,069
Russell Mid-Cap Value	213,823,277

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Business Income
Micro-Cap	$698,917
Russell 1000 Pure U.S. Revenue	14,599
Russell 2500	56,514
Russell 3000	7,502,272
Russell Mid-Cap	33,491,701
Russell Mid-Cap Growth	2,339,831
Russell Mid-Cap Value	29,593,244

IMPORTANT TAX INFORMATION	75

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Micro-Cap ETF, iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

76	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap(a)	$1.145324	$—	$0.066403	$1.211727	95%	—%	5%	100%
Russell 1000 Pure U.S. Revenue(a)	0.740071	—	0.036711	0.776782	95	—	5	100
Russell 2500(a)	0.640235	—	0.093050	0.733285	87	—	13	100
Russell 3000(a)	3.224982	—	0.071748	3.296730	98	—	2	100
Russell Mid-Cap(a)	0.877442	—	0.055689	0.933131	94	—	6	100
Russell Mid-Cap Growth(a)	0.877470	—	0.009715	0.887185	99	—	1	100
Russell Mid-Cap Value(a)	1.906136	—	0.153617	2.059753	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Micro-Cap ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	523	39.62
At NAV	55	4.17
Less than 0.0% and Greater than –0.5%	735	55.68
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

SUPPLEMENTAL INFORMATION	77

Supplemental Information  (unaudited) (continued)

iShares Russell 1000 Pure U.S. Revenue ETF
Period Covered: August 10, 2017 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.15%
Greater than 0.0% and Less than 0.5%	378	56.93
At NAV	47	7.08
Less than 0.0% and Greater than –0.5%	238	35.84

	664	100.00%

iShares Russell 2500 ETF
Period Covered: July 07, 2017 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0% and Less than 5.5%	1	0.15%
Greater than 2.0% and Less than 2.5%	2	0.29
Greater than 1.5% and Less than 2.0%	1	0.15
Greater than 1.0% and Less than 1.5%	4	0.58
Greater than 0.5% and Less than 1.0%	4	0.58
Greater than 0.0% and Less than 0.5%	405	58.86
At NAV	40	5.81
Less than 0.0% and Greater than –0.5%	221	32.12
Less than –0.5% and Greater than –1.0%	3	0.44
Less than –1.0% and Greater than –1.5%	4	0.58
Less than –1.5% and Greater than –2.0%	1	0.15
Less than –2.0% and Greater than –2.5%	2	0.29

	688	100.00%

iShares Russell 3000 ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	478	36.21
At NAV	298	22.58
Less than 0.0% and Greater than –0.5%	543	41.13

	1,320	100.00%

iShares Russell Mid-Cap ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	682	51.67
At NAV	294	22.27
Less than 0.0% and Greater than –0.5%	343	25.98

	1,320	100.00%

78	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares Russell Mid-Cap Growth ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	623	47.19%
At NAV	319	24.17
Less than 0.0% and Greater than –0.5%	377	28.56
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares Russell Mid-Cap Value ETF
Period Covered: January 01, 2015 through March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	642	48.63%
At NAV	269	20.38
Less than 0.0% and Greater than –0.5%	408	30.91
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Russell 3000 ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

SUPPLEMENTAL INFORMATION	79

Supplemental Information  (unaudited) (continued)

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019 is USD 837.84 thousand. This figure is comprised of fixed remuneration of USD 387.35 thousand and variable remuneration of USD 450.49 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 106.83 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 12.56 thousand.

80	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information   (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

82	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

GENERAL INFORMATION	83

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

84	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-306-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Focused Value Factor ETF | FOVL | NYSE Arca
•	iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
•	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
•	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
•	iShares U.S. Home Construction ETF | ITB | Cboe BZX
•	iShares U.S. Infrastructure ETF | IFRA | Cboe BZX
•	iShares U.S. Insurance ETF | IAK | NYSE Arca
•	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
•	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
•	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
•	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
•	iShares U.S. Real Estate ETF | IYR | NYSE Arca
•	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
•	iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.

In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%–0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Focused Value Factor ETF

Investment Objective

The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(35.71)%	(35.75)%	(35.71)%	(36.75)%
Fund Market	(35.74)	(35.79)	(35.74)	(36.79)
Index	(35.60)	(35.73)	(35.60)	(36.64)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 629.00	$ 1.02		$ 1,000.00	$ 1,023.80	$ 1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Focused Value Factor ETF

Portfolio Management Commentary

Large and mid-capitalization stocks with prominent value characteristics declined substantially for the reporting period. The spread of the coronavirus and the economic impact of restrictions imposed to slow its spread created a difficult environment for value stocks.

Financials sector value stocks were the top detractors from the Index’s return amid record-low interest rates. Prior to the coronavirus outbreak, financials companies posted solid returns, particularly banks. Despite low interest rates, bank profits were boosted by lower funding costs due to increased deposits, higher trading revenues, and a rise in consumer lending.

Following the coronavirus outbreak, however, financials value stocks declined sharply. The sudden stop in U.S. economic activity due to social distancing policies negatively affected banks because they lend to companies in the many industries that were disrupted by shutdowns. Additionally, the Fed’s emergency interest rate decreases pressured profitability, particularly for banks that already had low deposit costs.

The energy sector also detracted significantly from the Index’s return. Oil prices, which were already low throughout much of the reporting period amid slowing global growth and trade tensions, declined rapidly in February 2020 to their lowest levels in 21 years. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, detracted significantly amid concerns about credit downgrades and defaults. Oil prices declined below the costs of producing oil with hydraulic fracturing, or fracking, which meant many companies involved in shale oil production became unprofitable, constraining their ability to repay debt.

Consumer discretionary value stocks were also a source of weakness, as massive layoffs in the service economy and government-mandated store closures weighed on consumer spending. The hotels, resorts, and cruise lines industry struggled as cruise lines stopped running to prevent the spread of the virus.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Banks	31.0%
Insurance	19.2
Diversified Financials	8.7
Energy	8.5
Materials	8.3
Technology Hardware & Equipment	5.7
Food & Staples Retailing	4.4
Transportation	3.8
Utilities	3.6
Media & Entertainment	2.5
Retailing	1.6
Real Estate	1.6
Consumer Services	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Legg Mason Inc.	5.8%
Kroger Co. (The)	4.4
Avangrid Inc.	3.6
Mercury General Corp.	3.5
EchoStar Corp., Class A	3.1
Reliance Steel & Aluminum Co.	3.1
Affiliated Managers Group Inc.	2.9
CNA Financial Corp.	2.9
Loews Corp.	2.8
Steel Dynamics Inc.	2.8

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® U.S. Aerospace & Defense ETF

Investment Objective

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(26.58)%	4.27%	10.98%	(26.58)%	23.27%	183.35%
Fund Market	(26.57)	4.28	10.98	(26.57)	23.32	183.31
Index	(26.23)	4.74	11.44	(26.23)	26.07	195.46

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 648.30	$ 1.73		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Aerospace & Defense ETF

Portfolio Management Commentary

U.S. aerospace and defense stocks declined for the reporting period, pressured by economic fallout from the global coronavirus outbreak. For most of the reporting period, aerospace and defense stocks posted strong gains, buoyed by an increase in defense spending and favorable merger activity. Pentagon contracts for new airplanes, missile systems, and robotics also supported defense stocks. However, travel restrictions put in place to stem the spread of the virus led to a slowdown in air traffic and a sharp decrease in orders for new aircraft. Once the extent of the coronavirus-related economic disruption became evident, investor concerns that fiscal stimulus measures passed by Congress would lead to future reductions in the defense budget weighed on aerospace and defense stocks.

The grounding of a popular model of passenger jet due to high-profile crashes continued to negatively affect aerospace stocks throughout the reporting period, as approvals for a resumption of sales took longer than previously expected. Reports of failed oversight by regulators, inconsistent communications to the public, and uncertainty over when production on the jet would resume undermined investor confidence. Orders for new aircraft by commercial airlines declined significantly even before the coronavirus outbreak due in part to an already slowing global economy.

Airplane parts suppliers were impacted by the prolonged grounding of the popular jet as well as reduced production of other models. A slumping market for business jets also detracted from the Index’s return, as the combination of an expected recession and low oil prices suppressed demand. Stay-at-home orders and precautions to prevent workers from contracting the coronavirus led to factory closures across many industries, which disrupted the supply chain for aerospace and defense companies and weighed on the Index’s performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Aerospace & Defense	98.3%
Industrial Machinery	1.2
Leisure Products	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Lockheed Martin Corp.	17.3%
United Technologies Corp.	15.8
Boeing Co. (The)	13.5
General Dynamics Corp.	4.7
Teledyne Technologies Inc.	4.6
L3Harris Technologies Inc.	4.5
Northrop Grumman Corp.	4.4
TransDigm Group Inc.	4.0
Raytheon Co.	4.0
Huntington Ingalls Industries Inc.	3.1

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Investment Objective

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(11.15)%	5.41%	7.92%	(11.15)%	30.13%	114.31%
Fund Market	(11.08)	5.43	7.93	(11.08)	30.24	114.43
Index	(10.73)	5.84	8.28	(10.73)	32.83	121.50

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 806.70	$ 1.90		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Portfolio Management Commentary

Stocks of U.S. broker-dealers and securities exchanges declined during the reporting period, led by the investment banking and brokerage industry. In late 2019 major discount brokerage firms eliminated commissions on stock, exchange-traded funds, and options trades in order to gain market share amid an increasingly competitive landscape. Intense competition also led to a number of industry consolidations. Despite investor optimism surrounding the mergers, revenue declines due to lower commissions weighed on the industry. In response to the coronavirus-related economic slowdown, the Fed reduced interest rates to zero, which pressured brokerage firms as expectations of lower interest income, a significant portion of their revenues, mounted.

Among investment banks, relatively slow initial public offerings (“IPOs”) and an increase in passive investing, which reduces commissions, weighed on revenues prior to the coronavirus outbreak. After the outbreak, government-mandated business closures sharply decreased economic activity. Because investment banks’ revenues depend on debt financing, mergers and acquisitions, and IPO underwriting, concerns that a global recession would severely disrupt these activities weighed heavily on the industry. In such a scenario, investment banks would also be pressured by lower valuations of their assets under management, which would lead to declining fee revenue. Similarly, as investment banks originate sizable loans, the likelihood of increased loan defaults due to the economic slowdown also pressured the industry.

On the upside, financial exchanges and data stocks contributed to the Index’s return. The industry benefited from revenue growth in both mature trading markets and the relatively young electronic trading market for global fixed-income instruments. In addition, the coronavirus pandemic led to high volatility and extremely large trading volumes on stock exchanges, leading to increased sales and profits for financial exchange companies.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Investment Banking & Brokerage	56.2%
Financial Exchanges & Data	43.6
Asset Management & Custody Banks	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
CME Group Inc.	19.3%
Goldman Sachs Group Inc. (The)	15.4
Intercontinental Exchange Inc.	11.1
Cboe Global Markets Inc.	4.7
E*TRADE Financial Corp.	4.6
TD Ameritrade Holding Corp.	4.4
Morgan Stanley	4.4
MarketAxess Holdings Inc.	4.3
Charles Schwab Corp. (The)	4.1
Nasdaq Inc.	4.1

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® U.S. Healthcare Providers ETF

Investment Objective

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.10%	5.78%	13.13%	0.10%	32.41%	243.49%
Fund Market	0.10	5.77	13.13	0.10	32.36	243.32
Index	0.51	6.21	13.56	0.51	35.18	256.64

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,036.10	$ 2.14		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Healthcare Providers ETF

Portfolio Management Commentary

Stocks of healthcare providers finished the reporting period with slight gains. Healthcare stocks advanced for much of the reporting period amid the supportive trends of an aging population and the associated rising demand for healthcare-related goods and services. Although a sharp market decline due to economic uncertainty surrounding the coronavirus outbreak largely reversed these gains, stocks of healthcare providers recovered somewhat to end the reporting period with positive returns.

The healthcare technology industry was the leading contributor to the Index’s return. Telemedicine provider stocks were a source of strength, and they appreciated sharply as isolation measures undertaken to slow the spread of the coronavirus led consumers to increasingly access medical care remotely. The industry also benefited when Medicare and private health insurers expanded coverage to include telemedicine visits.

Managed healthcare companies advanced, supported by higher enrollments in Medicare Advantage plans, which are administered by private insurers to cover consumers aged 65 and older. Merger and acquisition activity also bolstered the industry’s gains, as consolidation was expected to significantly reduce expenses. The healthcare services industry also advanced, benefiting from rising demand for services such as dialysis, home health, and hospice care.

In contrast, healthcare facilities operators detracted from the Index’s return due to growing concerns that the healthcare system could become overwhelmed by the number of patients seeking coronavirus treatment. Hospital stocks declined as revenue-generating elective surgeries were delayed in preparation for high levels of virus-related admittance. Additionally, investors grew concerned that in the event of a recession, hospitals would see lower reimbursement rates and a rise in unpaid medical bills as more consumers would lose private insurance coverage and rely on government plans.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Managed Health Care	40.3%
Health Care Services	39.6
Health Care Facilities	13.0
Health Care Technology	6.2
Life Sciences Tools & Services	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
UnitedHealth Group Inc.	22.3%
CVS Health Corp.	14.3
Cigna Corp.	7.0
HCA Healthcare Inc.	5.1
Humana Inc.	4.9
Centene Corp.	4.4
Anthem Inc.	4.3
Laboratory Corp. of America Holdings	4.0
Teladoc Health Inc.	3.6
Quest Diagnostics Inc.	3.5

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® U.S. Home Construction ETF

Investment Objective

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(17.40)%	0.95%	8.43%	(17.40)%	4.85%	124.67%
Fund Market	(17.32)	0.97	8.44	(17.32)	4.96	124.82
Index	(17.04)	1.37	8.89	(17.04)	7.06	134.43

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 670.90	$ 1.75		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Home Construction ETF

Portfolio Management Commentary

Home construction stocks declined for the reporting period in the face of the economic aftereffects of the coronavirus outbreak. For much of the reporting period, home construction stocks advanced, as low mortgage rates and a thriving labor market drove a substantial increase in new home construction. However, stay-at-home orders and other steps to slow the spread of the virus weighed on companies that depend on a robust housing market, reversing earlier gains.

The homebuilding industry in the consumer discretionary sector detracted the most from the Index’s performance. Homebuilding companies were pressured by supply chain disruptions and an anticipated reduction in demand for new homes, as unemployment claims reached record levels. Measures of homebuilder confidence worsened toward the end of the reporting period, reflecting lowered expectations for U.S. new home sales. Although construction was deemed essential in most states, thereby exempting many homebuilders from government-mandated shutdowns during the coronavirus outbreak, residential construction job losses began to rise.

Home furnishings companies and home improvement retailers also detracted from the Index’s return. Slipping demand and growing competition weighed on home furnishings manufacturers, including makers of flooring. Investor concerns over a drop in sales due to the economic slowdown further pressured those companies’ stocks. Even before the economic effects of the coronavirus became evident, major home improvement retailers struggled due to competition within the industry.

The industrials sector also detracted meaningfully from the Index’s return. Within the building products industry, manufacturers of heating and cooling systems declined in the wake of the coronavirus outbreak along with other stocks tied to the home construction market.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Homebuilding	66.5%
Building Products	13.0
Home Improvement Retail	10.2
Specialty Chemicals	4.3
Home Furnishings	2.6
Trading Companies & Distributors	2.0
Other (each representing less than 1%)	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
DR Horton Inc.	14.1%
Lennar Corp., Class A	13.2
NVR Inc.	11.0
PulteGroup Inc.	5.3
Lowe’s Companies Inc.	5.0
Home Depot Inc. (The)	4.5
Sherwin-Williams Co. (The)	4.3
TopBuild Corp.	3.3
Toll Brothers Inc.	3.2
Masco Corp.	3.1

(a)	Excludes money market funds.

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® U.S. Infrastructure ETF

Investment Objective

The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE® FactSet U.S. Infrastructure IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(21.26)%	(8.33)%	(21.26)%	(15.93)%
Fund Market	(21.23)	(8.33)	(21.23)	(15.93)
Index	(21.15)	(8.06)	(21.15)	(15.41)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 741.90	$ 1.74		$ 1,000.00	$ 1,023.00	$ 2.02		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Infrastructure ETF

Portfolio Management Commentary

U.S. infrastructure stocks posted a significantly negative return for the reporting period, driven by a sharp decline when the coronavirus outbreak worsened in February 2020. Infrastructure stocks in the materials sector were the top detractors, as a slump in demand following the sudden economic downturn caused prices of many raw materials to be driven lower. The metals and mining industry, particularly steel companies, was a main Index detractor, as lower steel prices and concerns about reduced demand led some plants to be idled while new projects were delayed. Aluminum producers also struggled amid a steep drop in aluminum prices, potential plant closures, and cost-cutting measures to boost solvency. The chemicals industry was another source of weakness, driven by supply chain disruptions and shipping restrictions, which made production and transport of chemicals more difficult.

The energy sector also detracted substantially amid a sharp drop in oil prices. Already low amid slowing global growth and trade tensions during 2019, oil prices declined rapidly in February 2020 to their lowest levels in 21 years. The oil, gas, and consumable fuels industry, which relies heavily on borrowing, was pressured by concerns about credit downgrades and defaults. Oil prices declined below the costs of producing oil with hydraulic fracturing, or fracking, which meant many companies involved in shale oil production became unprofitable, constraining their ability to repay debt. The energy equipment and services industry was also challenged, as low oil prices caused producers to postpone new drilling and reduce the number of active wells.

Infrastructure-oriented stocks in the industrials sector weighed on the Index’s return, particularly the construction and engineering industry. Social distancing requirements disrupted construction already underway, while economic uncertainty led to future projects being cancelled or delayed.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Electric Utilities	22.2%
Multi-Utilities	12.9
Construction & Engineering	9.9
Gas Utilities	8.2
Water Utilities	6.7
Building Products	6.6
Steel	5.2
Commodity Chemicals	3.5
Railroads	3.3
Oil & Gas Storage & Transportation	3.2
Construction Machinery & Heavy Trucks	3.0
Construction Materials	2.7
Specialty Chemicals	2.3
Industrial Machinery	1.9
Forest Products	1.1
Environmental & Facilities Services	1.0
Aluminum	1.0
Other (each representing less than 1%)	5.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
NextEra Energy Inc.	1.1%
Cadiz Inc.	1.0
El Paso Electric Co.	1.0
WEC Energy Group Inc.	1.0
American Water Works Co. Inc.	1.0
Xcel Energy Inc.	1.0
Hawaiian Electric Industries Inc.	1.0
California Water Service Group	1.0
Ameren Corp.	1.0
Eversource Energy	1.0

(a)	Excludes money market funds.

FUND SUMMARY	15

Fund Summary as of March 31, 2020	iShares® U.S. Insurance ETF

Investment Objective

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(19.92)%	2.12%	7.03%	(19.92)%	11.09%	97.27%
Fund Market	(19.89)	2.12	7.03	(19.89)	11.09	97.31
Index	(19.61)	2.53	7.50	(19.61)	13.31	106.07

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 701.30	$ 1.79		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Insurance ETF

Portfolio Management Commentary

U.S. insurance stocks declined sharply during the reporting period, with heavy losses due to the coronavirus outbreak at the end of the reporting period outweighing strong gains in 2019. The insurance industry benefited from relatively few catastrophic events in 2019, as well as increases in policy prices and lower operational expenses from the adoption of new technologies. The pandemic, however, caused steep losses due to concerns about rising liabilities and lower investment income due to interest rate declines.

The life and health insurance industry was the leading detractor from the Index’s return. Anticipated policy losses due to coronavirus claims weighed on life and health insurance companies. Insurance companies were also hindered by low interest rates as the Fed reduced interest rates to zero. Low interest rates are likely to lead to lower investment income on the premiums held by life and health insurance companies. Continued uncertainty surrounding the outcome of the presidential election, particularly about policies promoted by a number of candidates that would eliminate private health insurance markets, also weighed on the Index’s return.

Property and casualty insurance stocks also detracted from the Index’s return. The industry was harmed by increased litigation and higher jury awards in lawsuits. In addition, as the pandemic continued, risks increased that more policyholders would make successful claims on policies. As the government-imposed shutdowns wore on, insurance companies faced new risks of losses as legislators made potentially costly proposals, such as laws that would compel insurers to pay for losses due to the forced closure of businesses and legislation preventing insurance companies from canceling policies. These legislative risks also affected the multi-line insurance industry, which also detracted from the Index’s return.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Property & Casualty Insurance	56.0%
Life & Health Insurance	24.1
Multi-line Insurance	10.8
Insurance Brokers	6.1
Reinsurance	1.8
Other Diversified Financial Services	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Chubb Ltd.	11.2%
Progressive Corp. (The)	9.6
Allstate Corp. (The)	6.6
Travelers Companies Inc. (The)	5.7
Aflac Inc.	5.3
MetLife Inc.	5.3
American International Group Inc.	4.7
Prudential Financial Inc.	4.6
Arthur J Gallagher & Co.	3.4
Markel Corp.	2.9

(a)	Excludes money market funds.

FUND SUMMARY	17

Fund Summary as of March 31, 2020	iShares® U.S. Medical Devices ETF

Investment Objective

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.32)%	14.01%	15.00%	(2.32)%	92.65%	304.55%
Fund Market	(2.22)	14.03	15.02	(2.22)	92.82	305.12
Index	(1.93)	14.50	15.49	(1.93)	96.81	322.04

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$912.00	$2.01		$ 1,000.00	$ 1,022.90	$2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Medical Devices ETF

Portfolio Management Commentary

Medical device stocks declined for the reporting period. For most of the reporting period, medical device manufacturers advanced amid the supportive trends of an aging population and the associated rising demand for healthcare-related goods and services. Despite these positive trends, the sharp market decline due to economic disruption following the coronavirus outbreak reversed these gains. Stock prices of medical device makers declined sharply from mid-February to mid-March 2020. While a significant government stimulus measure, passed during the last week of March, generally bolstered equities, including medical device manufacturers, the gains were insufficient to offset the earlier heavy losses.

Healthcare equipment stocks detracted the most from the Index’s performance, despite advancing for much of the reporting period. Healthcare equipment makers benefited from faster approval cycles due to technological advances and increased spending on research and development. This translated to robust product pipelines and ongoing innovation in fields such as digital health services and surgical robotic systems used in varied applications, such as hip and knee replacements. In addition, the permanent repeal of a medical device tax, first implemented under the Affordable Care Act, was advantageous as it allayed manufacturers’ concerns about the tax’s negative impact on research and development budgets.

Despite the solid performance prior to the coronavirus outbreak, health care equipment stocks declined sharply as the virus spread globally. The industry came under pressure from supply chain disruptions due to factory closures in China, where the virus was first discovered. Furthermore, expectations of a reduction in elective procedures, as hospitals delayed some surgeries in preparation for high levels of virus-related admittance, decreased demand for many types of medical equipment.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care Equipment	85.4%
Life Sciences Tools & Services	14.3
Other (each representing less than 1%)	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Abbott Laboratories	13.9%
Medtronic PLC	12.1
Thermo Fisher Scientific Inc.	11.3
Danaher Corp.	5.7
Intuitive Surgical Inc.	5.0
Boston Scientific Corp.	5.0
Stryker Corp.	4.9
Edwards Lifesciences Corp.	4.5
Becton Dickinson and Co.	4.0
Baxter International Inc.	4.0

(a)	Excludes money market funds.

FUND SUMMARY	19

Fund Summary as of March 31, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF

Investment Objective

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(59.65)%	(19.52)%	(7.19)%	(59.65)%	(66.25)%	(52.56)%
Fund Market	(59.70)	(19.53)	(7.19)	(59.70)	(66.27)	(52.58)
Index	(59.55)	(19.22)	(6.82)	(59.55)	(65.61)	(50.68)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$456.20	$1.53		$ 1,000.00	$ 1,022.90	$2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Oil & Gas Exploration & Production ETF

Portfolio Management Commentary

U.S. oil and gas exploration and production stocks posted sharply negative returns during the reporting period as the price of oil declined by approximately 64%. Oil prices fluctuated throughout 2019 but remained low despite production cuts by Organization of the Petroleum Exporting Countries (“OPEC”) and reduced capacity due to geopolitical tensions in the Middle East. Canada enacted output limits, while the U.S., the world’s largest oil producer, increased production in 2019, due in part to expanded fracking activity. U.S. oil exports exceeded imports for the first time since recordkeeping began in 1973. Meanwhile, demand for crude oil slumped as global growth expectations were revised lower due to a trade dispute between the U.S. and China, the world’s top consumers of oil.

In early 2020, energy markets experienced twin supply and demand shocks, which drove down the price of oil to $20 per barrel, a 21-year low. A disagreement between Saudi Arabia and Russia, the second and third largest oil producers in the world, raised expectations for a large increase in oil production. On the demand side, the global spread of the coronavirus led to an economic standstill. As businesses closed, consumers stayed home, airlines canceled flights, and the demand for oil sank.

The challenging environment led many oil and gas exploration and production companies to scale back drilling operations and lower production estimates as oil declined well below $50 per barrel, a profitability target often used by the industry. Refiners, who use oil as an input and typically benefit when prices fall, were constrained by travel restrictions, which pressured refining margins due to lower demand for their finished product.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Exploration & Production	64.9%
Oil & Gas Refining & Marketing	29.8
Oil & Gas Storage & Transportation	5.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ConocoPhillips	17.6%
Phillips 66	12.4
EOG Resources Inc.	10.9
Valero Energy Corp.	6.5
Marathon Petroleum Corp.	5.2
Pioneer Natural Resources Co.	4.6
Concho Resources Inc.	4.4
Cheniere Energy Inc.	4.2
Hess Corp.	4.1
Cabot Oil & Gas Corp.	3.4

FUND SUMMARY	21

Fund Summary as of March 31, 2020	iShares® U.S. Oil Equipment & Services ETF

Investment Objective

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(75.48)%	(32.31)%	(16.84)%	(75.48)%	(85.79)%	(84.18)%
Fund Market	(75.52)	(32.33)	(16.85)	(75.52)	(85.81)	(84.20)
Index	(75.46)	(32.20)	(16.62)	(75.46)	(85.68)	(83.76)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 347.30	$ 1.41		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Oil Equipment & Services ETF

Portfolio Management Commentary

U.S. oil equipment and services stocks posted sharply negative returns during the reporting period as the price of oil declined by approximately 64%. Oil prices fluctuated throughout 2019 but remained low despite production cuts by OPEC and reduced capacity due to geopolitical tensions in the Middle East. Meanwhile, demand for oil slumped as global growth expectations were revised lower due to a trade dispute between the U.S. and China, the world’s top consumers of oil.

In early 2020, energy markets experienced twin supply and demand shocks, which drove down the price of oil to $20 per barrel, a 21-year low. A disagreement between Saudi Arabia and Russia, the second and third largest oil producers in the world, raised expectations for a large increase in oil production. On the demand side, the global spread of the coronavirus led to an economic standstill. As businesses closed, consumers stayed home, airlines canceled flights, and the demand for oil declined dramatically.

In this environment, oil and gas equipment and services companies, whose revenues come from spending by oil producers and refiners, were the Index’s primary detractors. Even before the coronavirus outbreak, declining demand from drillers amid lower oil prices and less U.S. fracking activity led oilfield services companies to reduce costs. Following the sudden drop in oil prices as the outbreak spread globally, oilfield service provider stocks retreated as expectations for drilling services were revised sharply lower. Similarly, oil and gas drilling stocks detracted as offshore drilling became unprofitable due to extremely low oil prices, which meant rig owners would have difficulty managing operating expenses and debt service costs.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Equipment & Services	87.4%
Oil & Gas Drilling	12.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Schlumberger Ltd.	22.2%
Baker Hughes Co.	18.5
Halliburton Co.	5.0
TechnipFMC PLC	4.6
Dril-Quip Inc.	4.5
National Oilwell Varco Inc.	4.3
Helmerich & Payne Inc.	4.2
Transocean Ltd.	3.7
Cactus Inc., Class A	3.0
Archrock Inc.	2.6

FUND SUMMARY	23

Fund Summary as of March 31, 2020	iShares® U.S. Pharmaceuticals ETF

Investment Objective

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(11.06)%	(3.41)%	10.04%	(11.06)%	(15.94)%	160.30%
Fund Market	(10.97)	(3.42)	10.04	(10.97)	(15.96)	160.40
Index	(10.75)	(3.14)	10.40	(10.75)	(14.74)	168.94

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 972.10	$ 2.07		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Pharmaceuticals ETF

Portfolio Management Commentary

Pharmaceuticals stocks declined during the reporting period despite generally positive industry trends, including rising healthcare spending to meet the needs of an aging population and brisk merger and acquisition activity. Growing demand for new drugs, particularly treatments of rare conditions, and a supportive regulatory environment leading to faster drug approvals bolstered pharmaceuticals stocks prior to the coronavirus outbreak. However, a sharp market decline due to economic disruption following the outbreak reversed these gains.

Pharmaceuticals stocks posted solid gains during 2019 amid strong product pipelines and a rising number of applications for new drug approvals. Nevertheless, several factors weighed on the industry. Ongoing price competition from generic drug manufacturers as well as lawsuits stemming from opioid pain medication abuse and unfair pricing practices weighed on the industry’s returns. Companies focused on animal health struggled amid the African swine fever outbreak, which sharply reduced livestock populations.

Following the emergence of the coronavirus, pharmaceuticals stocks declined due to concerns about potential production disruptions, as the majority of their input ingredients are sourced from Asia, where manufacturing activity slowed or stopped. Expectations of slower sales to China, a large market for U.S. drug makers, also pressured performance. Drug trial stoppages and postponements further challenged the industry, as overwhelmed hospitals focused on creating capacity to treat coronavirus cases. Isolation measures put in place to slow the spread of the virus also prevented subjects and scientists from traveling to study sites.

Biotechnology companies were smaller, although notable, detractors from the Index’s return. Disappointing late-stage trial results as well as competition among manufacturers of drugs used to treat rare diseases were key drivers of the industry’s performance.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	96.7%
Biotechnology	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	20.2%
Merck & Co. Inc.	18.3
Elanco Animal Health Inc.	5.0
Zoetis Inc.	4.6
Bristol-Myers Squibb Co.	4.6
Catalent Inc.	4.5
Allergan PLC	4.4
Mylan NV	4.3
Pfizer Inc.	4.2
Eli Lilly & Co.	4.0

FUND SUMMARY	25

Fund Summary as of March 31, 2020	iShares® U.S. Real Estate ETF

Investment Objective

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(17.14)%	1.17%	7.39%	(17.14)%	5.96%	103.92%
Fund Market	(17.27)	1.14	7.37	(17.27)	5.81	103.64
Index	(16.74)	1.60	7.89	(16.74)	8.26	113.74

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 760.10	$ 1.85		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Real Estate ETF

Portfolio Management Commentary

Real estate investment trusts (“REITs”) declined during the reporting period, driven primarily by sharp declines beginning in February 2020 following the global spread of the coronavirus. Prior to the global pandemic, REITs posted positive returns in an environment of solid economic growth, low interest rates, and few property vacancies. Retail REITs were the primary detractors from the Index’s return. Already pressured by the expansion of e-commerce, retail REITs were challenged by coronavirus-related non-essential business closures, as concerns mounted that closed retailers could be unable to meet rent obligations.

Healthcare REITs were also key Index detractors. While rising demand for medical care typically benefits healthcare REITs, the industry’s substantial exposure to senior care facilities, whose residents are at particularly high risk for coronavirus complications, led to concerns about future demand. Senior care facilities were also affected by higher safety and cleaning expenditures to limit the spread of infections.

Mortgage and office REITs were also notable detractors. Mortgage REITs declined as the likelihood of an economic recession rose and the default risk of mortgage-backed securities held in their portfolios increased. As market liquidity diminished, collateral calls rose, and some companies announced suspension of their expected dividend payments. Rising pre-payment risk in the face of steeply declining interest rates also weighed on the industry. Concern about potentially lower demand for office space pressured office REITs as businesses increasingly moved to working remotely in order to slow the coronavirus’s transmission rate.

On the upside, specialized REITs contributed modestly to the Index’s return. Communications infrastructure companies such as data center providers and cell tower owners and operators, which are considered essential businesses and continued operations amid lockdown mandates, were less affected by coronavirus-related disruption.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Specialized REITs	40.3%
Residential REITs	14.3
Industrial REITs	9.8
Office REITs	8.7
Health Care REITs	7.6
Retail REITs	7.4
Diversified REITs	2.6
Mortgage REITs	2.6
Hotel & Resort REITs	2.3
Research & Consulting Services	2.3
Real Estate Services	1.9
Real Estate Development	0.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
American Tower Corp.	10.1%
Crown Castle International Corp.	6.3
Prologis Inc.	6.2
Equinix Inc.	4.8
Digital Realty Trust Inc.	3.9
SBA Communications Corp.	3.2
Public Storage	3.1
Equity Residential	2.3
CoStar Group Inc.	2.3
AvalonBay Communities Inc.	2.2

FUND SUMMARY	27

Fund Summary as of March 31, 2020	iShares® U.S. Regional Banks ETF

Investment Objective

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(31.09)%	(1.52)%	3.65%	(31.09)%	(7.37)%	43.13%
Fund Market	(31.10)	(1.53)	3.65	(31.10)	(7.40)	43.14
Index	(30.87)	(1.11)	4.10	(30.87)	(5.44)	49.50

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 634.00	$ 1.72		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Regional Banks ETF

Portfolio Management Commentary

U.S. regional banks, which operate locally but may offer national services, declined sharply during the reporting period. Throughout most of 2019, regional banks stocks advanced amid favorable economic conditions that led to strong demand for loans, reduced compliance costs due to easing of federal regulations, and operational efficiency gains from prior investments in digital technologies.

However, these gains were reversed as equity markets moved sharply lower beginning in mid-February 2020 as the coronavirus spread. State and local governments directed people to stay home and businesses to close, leading to drastically reduced economic activity and fueling recession fears. Concerns about banks’ profits, which are closely tied to economic activity, weighed on bank stocks. Regional banks, which have less economic diversification than national banks, are especially affected by economic disruptions because their revenues depend heavily on local economic conditions and lending to specific industries. For example, regional banks with sizable exposure to the oil and gas industry were particularly challenged as sharp declines in oil prices raised concerns about higher loan defaults. A number of regional banks also suspended planned stock buyback programs to maintain confidence about liquidity levels amid the economic uncertainty.

Declining interest rates also drove bank stocks lower. The Fed enacted three interest rate cuts in 2019, followed by two more in March 2020 aimed at combatting the effects of the economic shutdown. When the difference between the interest rate at which banks borrow and the rate at which they lend decreases, banks’ profits decline. This was particularly detrimental to banks that already had low deposit costs. These cuts weighed heavily on regional banks, which depend more on interest income from loans than larger banks.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Regional Banks	82.7%
Diversified Banks	14.7
Thrifts & Mortgage Finance	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Bancorp	14.7%
PNC Financial Services Group Inc. (The)	12.6
Truist Financial Corp.	12.4
First Republic Bank/CA	4.2
M&T Bank Corp.	4.1
Fifth Third Bancorp	3.2
KeyCorp	3.1
Regions Financial Corp.	2.6
Huntington Bancshares Inc./OH	2.5
Citizens Financial Group Inc.	2.4

FUND SUMMARY	29

Fund Summary as of March 31, 2020	iShares® U.S. Telecommunications ETF

Investment Objective

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(13.99)%	(1.38)%	4.93%	(13.99)%	(6.69)%	61.74%
Fund Market	(13.95)	(1.37)	4.92	(13.95)	(6.66)	61.70
Index	(13.67)	(1.27)	5.16	(13.67)	(6.18)	65.40

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 32 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 865.90	$ 1.96		$ 1,000.00	$ 1,022.90	$ 2.12		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 32 for more information.

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® U.S. Telecommunications ETF

Portfolio Management Commentary

Telecommunications stocks declined amid a rapidly changing market and the effects of the coronavirus outbreak. The information technology sector was the leading detractor from the Index’s returns, led by the communications equipment industry. For much of the reporting period, increased international competition and reduced corporate spending on internal computer networks amid an industry shift toward cloud computing weighed on returns. Elevated expenses incurred from merger and acquisition activity led to higher debt levels and negatively affected balance sheets, hindering the communication equipment industry. Declining revenues amid reduced demand for communications infrastructure equipment by connectivity service providers and disappointing sales of videoconferencing hardware also weighed on performance.

International demand for information technology equipment weakened, particularly in Europe and Asia, amid economic and geopolitical uncertainty. Brexit-related tensions held back orders from the U.K., a key market for U.S. network technology manufacturers. Ongoing trade tensions between the U.S. and China, which barred U.S. companies from bidding on certain contracts, also worked against the industry.

After the coronavirus outbreak, concern about a prolonged global economic slowdown led to expectations of reduced information technology infrastructure spending, as consumers and enterprises would likely delay technology purchases. Lower profit expectations due to production slowdowns in China further pressured returns, as U.S. communications equipment makers rely on Chinese inputs.

The communication sector also detracted from the Index’s return, led by the telecommunications industry. Despite expected synergies from telecommunications providers and content producers, the integrated telecommunication services industry was a notable detractor. Concerns that the impending recession would lower disposable incomes and lead to reduced demand for telecommunications services and lower subscription revenue weighed on performance. However, the industry’s weakness was somewhat mitigated by expectations that consumers would stream more media during confinement at home.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Diversified Telecommunication Services	50.7%
Communications Equipment	34.7
Wireless Telecommunication Services	10.0
Household Durables	4.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Verizon Communications Inc.	21.6%
AT&T Inc.	19.4
Arista Networks Inc.	5.0
T-Mobile U. S. Inc.	4.9
Cisco Systems Inc.	4.6
Garmin Ltd.	4.6
CenturyLink Inc.	4.0
Motorola Solutions Inc.	3.9
F5 Networks Inc.	3.3
Juniper Networks Inc.	3.3

(a)	Excludes money market funds.

FUND SUMMARY	31

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.8%
Copa Holdings SA, Class A, NVS	7,082	$320,744
Delta Air Lines Inc.	13,089	373,429

		694,173

Asset Management & Custody Banks — 8.7%
Affiliated Managers Group Inc.	9,033	534,212
Legg Mason Inc.	21,316	1,041,286

		1,575,498

Broadcasting — 2.5%
Discovery Inc., Class A(a)(b)	23,380	454,507

Communications Equipment — 3.1%
EchoStar Corp., Class A(a)	17,674	565,038

Department Stores — 1.6%
Nordstrom Inc.	18,702	286,889

Diversified Banks — 2.2%
Wells Fargo & Co.	14,228	408,344

Electric Utilities — 3.6%
Avangrid Inc.	14,962	655,036

Food Retail — 4.4%
Kroger Co. (The)	26,404	795,288

Hotels, Resorts & Cruise Lines — 1.1%
Carnival Corp.	15,059	198,327

Life & Health Insurance — 2.5%
MetLife Inc.	15,018	459,100

Multi-line Insurance — 5.1%
American Financial Group Inc./OH	6,981	489,228
Hartford Financial Services Group Inc. (The)	12,595	443,848

		933,076

Oil & Gas Exploration & Production — 2.0%
ConocoPhillips	11,771	362,547

Oil & Gas Refining & Marketing — 3.7%
Marathon Petroleum Corp.	12,703	300,045
Valero Energy Corp.	8,174	370,773

		670,818

Oil & Gas Storage & Transportation — 2.8%
Kinder Morgan Inc./DE	36,157	503,305

Paper Products — 2.4%
Domtar Corp.	20,017	433,168

Property & Casualty Insurance — 9.2%
CNA Financial Corp.	17,082	530,225
Loews Corp.	14,583	507,926
Mercury General Corp.	15,708	639,630

		1,677,781

Regional Banks — 26.8%
Associated Banc-Corp.	34,730	444,197

Security	Shares	Value

Regional Banks (continued)
BankUnited Inc.	20,937	$391,522
CIT Group Inc.	16,775	289,537
Fifth Third Bancorp.	24,901	369,780
First Horizon National Corp.	46,223	372,557
FNB Corp.	60,272	444,205
KeyCorp	37,819	392,183
Popular Inc.	13,029	456,015
Signature Bank/New York NY	5,603	450,425
Sterling Bancorp./DE	36,312	379,460
Umpqua Holdings Corp.	43,246	471,381
Zions Bancorp. N.A.	14,743	394,523

		4,855,785

Reinsurance — 2.2%
Reinsurance Group of America Inc.	4,694	394,953

Retail REITs — 1.6%
SITE Centers Corp.	54,597	284,450

Steel — 5.9%
Reliance Steel & Aluminum Co.	6,392	559,875
Steel Dynamics Inc.	22,487	506,857

		1,066,732

Technology Hardware, Storage & Peripherals — 2.6%
Hewlett Packard Enterprise Co.	48,263	468,634

Thrifts & Mortgage Finance — 1.9%
MGIC Investment Corp.	54,019	343,021

Total Common Stocks — 99.7% (Cost: $29,274,872)		18,086,470

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	477,331	477,236
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	29,000	29,000

		506,236

Total Short-Term Investments — 2.8% (Cost: $506,420)		506,236

Total Investments in Securities — 102.5% (Cost: $29,781,292)		18,592,706

Other Assets, Less Liabilities — (2.5)%		(451,791)

Net Assets — 100.0%		$18,140,915

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) March 31, 2020	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	477,331	477,331	$477,236	$525	(b)	$(213)	$(184)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,976	13,024	29,000	29,000	1,512		—	—

				$506,236	$2,037		$(213)	$(184)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,086,470	$—	$—	$18,086,470
Money Market Funds	506,236	—	—	506,236

	$18,592,706	$—	$—	$18,592,706

See notes to financial statements.

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 98.2%
AAR Corp.	392,968	$6,979,111
Aerojet Rocketdyne Holdings Inc.(a)(b)	865,470	36,202,610
Aerovironment Inc.(a)(b)	258,122	15,735,117
Astronics Corp.(a)(b)	277,390	2,546,440
Axon Enterprise Inc.(a)(b)	709,396	50,203,955
Boeing Co. (The)	2,560,071	381,808,989
BWX Technologies Inc.(b)	1,138,672	55,464,713
Cubic Corp.(b)	373,867	15,444,446
Curtiss-Wright Corp.(b)	510,329	47,159,503
General Dynamics Corp.	1,012,002	133,897,985
HEICO Corp.(b)	482,430	35,994,102
HEICO Corp., Class A(b)	864,397	55,234,968
Hexcel Corp.(b)	1,008,702	37,513,627
Howmet Aerospace Inc.	4,630,785	74,370,407
Huntington Ingalls Industries Inc.(b)	488,942	89,090,122
Kratos Defense & Security Solutions Inc.(a)(b)	1,079,850	14,945,124
L3Harris Technologies Inc.	713,154	128,453,298
Lockheed Martin Corp.	1,447,967	490,788,415
Mercury Systems Inc.(a)(b)	663,921	47,364,124
Moog Inc., Class A	385,367	19,472,595
National Presto Industries Inc.	60,476	4,282,306
Northrop Grumman Corp.(b)	410,910	124,320,820
Parsons Corp.(a)(b)	225,461	7,205,734
Raytheon Co.	865,320	113,486,718
Spirit AeroSystems Holdings Inc., Class A(b)	1,237,501	29,613,399
Teledyne Technologies Inc.(a)(b)	435,136	129,352,879
Textron Inc.(b)	2,728,785	72,776,696
TransDigm Group Inc.	354,890	113,632,229
Triumph Group Inc.(b)	600,264	4,057,785
United Technologies Corp.	4,732,664	446,432,195

		2,783,830,412

Security	Shares	Value

Industrial Machinery — 1.2%
RBC Bearings Inc.(a)(b)	299,103	$33,735,827

Leisure Products — 0.5%
American Outdoor Brands Corp.(a)(b)	653,703	5,425,735
Sturm Ruger & Co. Inc.	198,574	10,109,402

		15,535,137

Total Common Stocks — 99.9% (Cost: $3,926,304,211)		2,833,101,376

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	98,624,896	98,605,172

Total Short-Term Investments — 3.5% (Cost: $98,593,795)		98,605,172

Total Investments in Securities — 103.4% (Cost: $4,024,898,006)		2,931,706,548

Other Assets, Less Liabilities — (3.4)%		(97,303,196)

Net Assets — 100.0%		$2,834,403,352

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	177,624,417	(78,999,521)	98,624,896	$98,605,172	$406,783	(b)	$(61,157)	$(31,488)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,411	(2,640,411)	—	—	111,050		—	—

				$98,605,172	$517,833		$(61,157)	$(31,488)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial Index E-Mini	20	06/19/20	$ 1,183	$31,683

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Aerospace & Defense ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$31,683

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,568,141)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$31,683

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,092,092

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,833,101,376	$—	$—	$2,833,101,376
Money Market Funds	98,605,172	—	—	98,605,172

	$2,931,706,548	$—	$—	$2,931,706,548

Derivative financial instruments(a)
Assets
Futures Contracts	$31,683	$—	$—	$31,683

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.2%
Diamond Hill Investment Group Inc.	3,698	$333,708

Financial Exchanges & Data — 43.5%
Cboe Global Markets Inc.	73,562	6,565,409
CME Group Inc.	157,666	27,262,028
Intercontinental Exchange Inc.(a)	194,394	15,697,315
MarketAxess Holdings Inc.	18,272	6,076,719
Nasdaq Inc.	60,933	5,785,588

		61,387,059

Investment Banking & Brokerage — 56.2%
BGC Partners Inc., Class A	331,302	834,881
Charles Schwab Corp. (The)(a)	172,105	5,786,170
Cowen Inc., Class A(a)	34,612	334,352
E*TRADE Financial Corp.	190,043	6,522,276
Evercore Inc., Class A	46,490	2,141,329
Goldman Sachs Group Inc. (The)	140,207	21,674,600
Houlihan Lokey Inc.	52,202	2,720,768
Interactive Brokers Group Inc., Class A	91,287	3,940,860
INTL. FCStone Inc.(b)	19,375	702,538
Lazard Ltd., Class A	134,127	3,160,032
LPL Financial Holdings Inc.	96,143	5,233,063
Moelis & Co., Class A	58,696	1,649,358
Morgan Stanley	181,452	6,169,368
Piper Sandler Cos	20,599	1,041,691
PJT Partners Inc., Class A	23,889	1,036,544
Raymond James Financial Inc.	77,581	4,903,119

Security	Shares	Value

Investment Banking & Brokerage (continued)
Stifel Financial Corp.	81,326	$3,357,137
TD Ameritrade Holding Corp.	179,122	6,208,369
Virtu Financial Inc., Class A	88,224	1,836,824

		79,253,279

Total Common Stocks — 99.9% (Cost: $183,698,627)		140,974,046

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,866,589	1,866,215

Total Short-Term Investments — 1.3% (Cost: $1,866,167)		1,866,215

Total Investments in Securities — 101.2% (Cost: $185,564,794)		142,840,261

Other Assets, Less Liabilities — (1.2)%		(1,754,708)

Net Assets — 100.0%		$141,085,553

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,760,905	105,684	1,866,589	$1,866,215	$4,497	(b)	$(2,534)	$(538)
BlackRock Cash Funds: Treasury, SL Agency Shares	103,655	(103,655)	—	—	3,886		—	—

				$1,866,215	$8,383		$(2,534)	$(538)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial Index E-Mini	1	06/19/20	$ 64	$1,144

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,144

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(141,354)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,144

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$173,430

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$140,974,046	$—	$—	$140,974,046
Money Market Funds	1,866,215	—	—	1,866,215

	$142,840,261	$—	$—	$142,840,261

Derivative financial instruments(a)
Assets
Futures Contracts	$1,144	$—	$—	$1,144

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 13.0%
Acadia Healthcare Co. Inc.(a)(b)	222,476	$4,082,434
Brookdale Senior Living Inc.(a)	466,190	1,454,513
Community Health Systems Inc.(a)(b)	296,008	988,667
Encompass Health Corp.	247,670	15,858,310
Ensign Group Inc. (The)	125,975	4,737,920
Hanger Inc.(a)(b)	93,788	1,461,217
HCA Healthcare Inc.	445,329	40,012,811
National HealthCare Corp.	28,859	2,070,056
Pennant Group Inc. (The)(a)(b)	65,751	931,034
Select Medical Holdings Corp.(a)(b)	269,927	4,048,905
Tenet Healthcare Corp.(a)(b)	260,970	3,757,968
U.S.Physical Therapy Inc.(b)	32,087	2,214,003
Universal Health Services Inc., Class B(b)	201,766	19,990,975

		101,608,813

Health Care Services — 39.4%
Addus HomeCare Corp.(a)(b)	34,001	2,298,468
Amedisys Inc.(a)(b)	81,020	14,870,411
Chemed Corp.(b)	40,212	17,419,838
Cigna Corp.(a)	308,037	54,577,996
CorVel Corp.(a)(b)	22,499	1,226,420
CVS Health Corp.	1,883,173	111,728,654
DaVita Inc.(a)(b)	225,260	17,133,275
Guardant Health Inc.(a)(b)	101,428	7,059,389
Laboratory Corp. of America Holdings(a)	243,902	30,826,774
LHC Group Inc.(a)(b)	74,402	10,431,160
MEDNAX Inc.(a)(b)	211,745	2,464,712
Option Care Health Inc.(a)	84,217	797,535
Premier Inc., Class A(a)(b)	166,013	5,431,945
Providence Service Corp. (The)(a)(b)	28,836	1,582,520
Quest Diagnostics Inc.	338,341	27,168,782
R1 RCM Inc.(a)(b)	255,152	2,319,332
RadNet Inc.(a)(b)	104,810	1,101,553
Tivity Health Inc.(a)(b)	108,499	682,459

		309,121,223

Health Care Technology — 6.2%
Change Healthcare Inc.(a)(b)	552,699	5,521,463
HealthStream Inc.(a)	64,250	1,538,788
HMS Holdings Corp.(a)(b)	221,290	5,591,998
Inovalon Holdings Inc., Class A(a)(b)	189,879	3,163,384
Inspire Medical Systems Inc.(a)(b)	36,870	2,222,524

Security	Shares	Value

Health Care Technology (continued)
Tabula Rasa HealthCare Inc.(a)(b)	49,379	$2,582,028
Teladoc Health Inc.(a)(b)	181,814	28,182,988

		48,803,173

Life Sciences Tools & Services — 0.9%
NeoGenomics Inc.(a)(b)	262,259	7,240,971

Managed Health Care — 40.2%
Anthem Inc.(b)	146,600	33,284,064
Centene Corp.(a)(b)	575,935	34,216,298
HealthEquity Inc.(a)(b)	178,039	9,006,993
Humana Inc.	123,044	38,638,277
Magellan Health Inc.(a)(b)	54,701	2,631,665
Molina Healthcare Inc.(a)	157,493	22,003,347
Triple-S Management Corp., Class B(a)	61,124	861,848
UnitedHealth Group Inc.	698,891	174,289,438

		314,931,930

Total Common Stocks — 99.7% (Cost: $897,148,439)		781,706,110

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	56,717,325	56,705,982
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	2,165,000	2,165,000

		58,870,982

Total Short-Term Investments — 7.5% (Cost: $58,853,746)		58,870,982

Total Investments in Securities — 107.2% (Cost: $956,002,185)		840,577,092

Other Assets, Less Liabilities — (7.2)%		(56,376,391)

Net Assets — 100.0%		$784,200,701

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	30,983,530	25,733,795	56,717,325	$56,705,982	$166,968	(b)	$(49,346)	$7,060
BlackRock Cash Funds: Treasury, SL Agency Shares	773,064	1,391,936	2,165,000	2,165,000	14,412		—	—

				$58,870,982	$181,380		$(49,346)	$7,060

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Healthcare Providers ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care Index E-Mini	26	06/19/20	$2,321	$103,704

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$103,704

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(314,155)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$103,704

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$464,100

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$781,706,110	$—	$—	$781,706,110
Money Market Funds	58,870,982	—	—	58,870,982

	$840,577,092	$—	$—	$840,577,092

Derivative financial instruments(a)
Assets
Futures Contracts	$103,704	$—	$—	$103,704

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.0%
American Woodmark Corp.(a)(b)	35,228	$1,605,340
Builders FirstSource Inc.(a)(b)	261,508	3,198,243
Fortune Brands Home & Security Inc.	314,274	13,592,350
JELD-WEN Holding Inc.(a)(b)	151,805	1,477,063
Lennox International Inc.	79,201	14,397,950
Masco Corp.	641,629	22,181,114
Masonite International Corp.(a)(b)	56,223	2,667,781
Owens Corning(b)	245,695	9,535,423
PGT Innovations Inc.(a)	131,549	1,103,696
Quanex Building Products Corp.	74,701	752,986
Simpson Manufacturing Co. Inc.	91,104	5,646,626
Trex Co. Inc.(a)(b)	131,756	10,558,926
Universal Forest Products Inc.	138,652	5,156,468

		91,873,966

Construction Materials — 0.8%
Eagle Materials Inc.(b)	94,025	5,492,940

Forest Products — 0.6%
Louisiana-Pacific Corp.	265,267	4,557,287

Home Furnishings — 2.6%
Ethan Allen Interiors Inc.	55,104	563,163
Leggett & Platt Inc.	297,228	7,930,043
Mohawk Industries Inc.(a)(b)	134,263	10,236,211

		18,729,417

Home Improvement Retail — 10.2%
Floor & Decor Holdings Inc., Class A(a)(b)	157,483	5,053,629
Home Depot Inc. (The)	170,088	31,757,131
Lowe’s Companies Inc.	407,102	35,031,127
Lumber Liquidators Holdings Inc.(a)(b)	64,668	303,293

		72,145,180

Homebuilding — 66.4%
Beazer Homes USA Inc.(a)	280,507	1,806,465
Cavco Industries Inc.(a)	82,672	11,982,480
Century Communities Inc.(a)(b)	273,850	3,973,563
DR Horton Inc.	2,929,033	99,587,122
Installed Building Products Inc.(a)(b)	205,214	8,181,882
KB Home	824,894	14,930,581
Lennar Corp., Class A	2,444,705	93,387,731
Lennar Corp., Class B	135,154	3,908,654
LGI Homes Inc.(a)(b)	212,435	9,591,440
M/I Homes Inc.(a)	270,981	4,479,316

Security	Shares	Value

Homebuilding (continued)
MDC Holdings Inc.	482,205	$11,187,156
Meritage Homes Corp.(a)(b)	346,652	12,656,265
NVR Inc.(a)	30,339	77,944,228
PulteGroup Inc.	1,664,002	37,140,525
Skyline Champion Corp.(a)	480,145	7,528,674
Taylor Morrison Home Corp.(a)(b)	1,273,532	14,008,852
Toll Brothers Inc.	1,162,290	22,374,082
TopBuild Corp.(a)(b)	326,879	23,417,612
TRI Pointe Group Inc.(a)(b)	1,340,683	11,757,790

		469,844,418

Specialty Chemicals — 4.3%
Sherwin-Williams Co. (The)(b)	65,708	30,194,140

Trading Companies & Distributors — 2.0%
Beacon Roofing Supply Inc.(a)(b)	154,960	2,563,039
Watsco Inc.	73,743	11,653,606

		14,216,645

Total Common Stocks — 99.9% (Cost: $1,182,418,110)		707,053,993

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	31,432,202	31,425,916
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	2,223,000	2,223,000

		33,648,916

Total Short-Term Investments — 4.8% (Cost: $33,637,505)		33,648,916

Total Investments in Securities — 104.7% (Cost: $1,216,055,615)		740,702,909

Other Assets, Less Liabilities — (4.7)%		(33,063,224)

Net Assets — 100.0%		$707,639,685

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	47,751,671	(16,319,469)	31,432,202	$31,425,916	$155,101	(b)	$(47,203)	$(2,834)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,063,744	1,159,256	2,223,000	2,223,000	19,280		—	—

				$33,648,916	$174,381		$(47,203)	$(2,834)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Home Construction ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$707,053,993	$—	$—	$707,053,993
Money Market Funds	33,648,916	—	—	33,648,916

	$740,702,909	$—	$—	$740,702,909

See notes to financial statements.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aluminum — 1.0%
Century Aluminum Co.(a)(b)	6,255	$22,643
Kaiser Aluminum Corp.	390	27,019

		49,662

Building Products — 6.5%
Advanced Drainage Systems Inc.	1,125	33,120
Apogee Enterprises Inc.	1,130	23,526
Armstrong World Industries Inc.	459	36,454
Builders FirstSource Inc.(a)	1,716	20,987
Cornerstone Building Brands Inc.(a)(b)	5,827	26,571
Gibraltar Industries Inc.(a)	800	34,336
Insteel Industries Inc.	1,929	25,559
Owens Corning	653	25,343
Simpson Manufacturing Co. Inc.	534	33,097
Trex Co. Inc.(a)	500	40,070
Universal Forest Products Inc.	883	32,839

		331,902

Commodity Chemicals — 3.5%
AdvanSix Inc.(a)	2,137	20,387
Hawkins Inc.	1,012	36,027
Koppers Holdings Inc.(a)	1,164	14,399
LyondellBasell Industries NV, Class A	467	23,177
Olin Corp.	2,521	29,420
Tredegar Corp.	1,940	30,322
Westlake Chemical Corp.	629	24,009

		177,741

Construction & Engineering — 9.8%
AECOM(a)	1,030	30,746
Aegion Corp.(a)	2,014	36,111
Argan Inc.	1,240	42,867
EMCOR Group Inc.	497	30,476
Fluor Corp.	2,629	18,166
Granite Construction Inc.	1,713	26,003
Great Lakes Dredge & Dock Corp.(a)	3,865	32,079
Jacobs Engineering Group Inc.	511	40,507
MasTec Inc.(a)(b)	694	22,715
MYR Group Inc.(a)	1,290	33,785
NV5 Global Inc.(a)	948	39,143
Primoris Services Corp.	1,943	30,894
Quanta Services Inc.	1,072	34,015
Sterling Construction Co. Inc.(a)	3,054	29,013
Tutor Perini Corp.(a)	2,882	19,367
Valmont Industries Inc.	302	32,006

		497,893

Construction Machinery & Heavy Trucks — 3.0%
Astec Industries Inc.	1,119	39,131
Greenbrier Companies Inc. (The)	1,508	26,752
Oshkosh Corp.	475	30,557
Terex Corp.	1,498	21,511
Trinity Industries Inc.	2,042	32,815

		150,766

Construction Materials — 2.7%
Eagle Materials Inc.	468	27,340
Martin Marietta Materials Inc.	159	30,088
Summit Materials Inc., Class A(a)	1,883	28,245
U.S. Concrete Inc.(a)	1,090	19,773
Vulcan Materials Co.	302	32,637

		138,083

Security	Shares	Value

Distributors — 0.8%
Pool Corp.	206	$40,535

Diversified Chemicals — 0.5%
Eastman Chemical Co.	560	26,085

Diversified Metals & Mining — 0.6%
Compass Minerals International Inc.	781	30,045

Electric Utilities — 22.1%
Alliant Energy Corp.	976	47,131
American Electric Power Co. Inc.	561	44,869
Avangrid Inc.	1,060	46,407
Duke Energy Corp.	577	46,668
Edison International	726	39,777
El Paso Electric Co.	768	52,193
Entergy Corp.	439	41,253
Evergy Inc.	822	45,251
Eversource Energy	638	49,898
Exelon Corp.	1,155	42,516
FirstEnergy Corp.	1,071	42,915
Hawaiian Electric Industries Inc.	1,168	50,282
IDACORP Inc.	495	43,456
MGE Energy Inc.	670	43,865
NextEra Energy Inc.	221	53,177
NRG Energy Inc.	1,347	36,719
OGE Energy Corp.	1,205	37,030
Otter Tail Corp.	1,044	46,416
PG&E Corp.(a)	5,371	48,285
Pinnacle West Capital Corp.	601	45,550
PNM Resources Inc.	1,063	40,394
Portland General Electric Co.	937	44,920
PPL Corp.	1,508	37,217
Southern Co. (The)	834	45,153
Xcel Energy Inc.	836	50,411

		1,121,753

Environmental & Facilities Services — 1.0%
Team Inc.(a)	2,695	17,518
Tetra Tech Inc.	499	35,239

		52,757

Forest Products — 1.0%
Boise Cascade Co.	1,133	26,943
Louisiana-Pacific Corp.	1,508	25,907

		52,850

Gas Utilities — 8.2%
Atmos Energy Corp.	487	48,325
Chesapeake Utilities Corp.	557	47,741
National Fuel Gas Co.	1,149	42,846
New Jersey Resources Corp.	1,213	41,206
Northwest Natural Holding Co.	760	46,930
ONE Gas Inc.	584	48,834
South Jersey Industries Inc.	1,673	41,825
Southwest Gas Holdings Inc.	690	47,996
Spire Inc.	652	48,561

		414,264

Home Furnishings — 0.4%
Leggett & Platt Inc.	818	21,824

Independent Power Producers & Energy Traders — 0.7%
Vistra Energy Corp.	2,152	34,346

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	274	$34,327

Industrial Machinery — 1.9%
Columbus McKinnon Corp./NY(b)	1,033	25,825
EnPro Industries Inc.	678	26,835
Mueller Industries Inc.	1,334	31,936
NN Inc.	5,457	9,441

		94,037

Multi-Utilities — 12.9%
Ameren Corp.	689	50,180
Avista Corp.	1,095	46,527
Black Hills Corp.	676	43,284
CenterPoint Energy Inc.	2,072	32,012
CMS Energy Corp.	843	49,526
Consolidated Edison Inc.	597	46,566
Dominion Energy Inc.	640	46,202
DTE Energy Co.	414	39,318
MDU Resources Group Inc.	1,482	31,863
NiSource Inc.	1,934	48,292
NorthWestern Corp.	723	43,257
Public Service Enterprise Group Inc.	884	39,700
Sempra Energy	355	40,111
Unitil Corp.	830	43,426
WEC Energy Group Inc.	582	51,292

		651,556

Oil & Gas Equipment & Services — 0.7%
Matrix Service Co.(a)	2,107	19,953
U.S. Silica Holdings Inc.	8,140	14,652

		34,605

Oil & Gas Storage & Transportation — 3.2%
Antero Midstream Corp.	11,544	24,242
EnLink Midstream LLC	11,679	12,847
Equitrans Midstream Corp.	5,462	27,474
Kinder Morgan Inc./DE	2,624	36,526
ONEOK Inc.	722	15,747
Targa Resources Corp.	1,454	10,047
Williams Companies Inc. (The)	2,315	32,757

		159,640

Railroads — 3.3%
CSX Corp.	727	41,657
Kansas City Southern	340	43,241
Norfolk Southern Corp.	271	39,566
Union Pacific Corp.	301	42,453

		166,917

Specialty Chemicals — 2.3%
Ingevity Corp.(a)	489	17,213
OMNOVA Solutions Inc.(a)	4,294	43,541
PolyOne Corp.	1,389	26,350
PQ Group Holdings Inc.(a)	2,777	30,269

		117,373

Security	Shares	Value

Steel — 5.2%
Allegheny Technologies Inc.(a)	1,846	$15,691
Carpenter Technology Corp.	810	15,795
Cleveland-Cliffs Inc.(b)	10,709	42,301
Commercial Metals Co.	1,953	30,838
Haynes International Inc.	1,163	23,969
Nucor Corp.	754	27,159
Reliance Steel & Aluminum Co.	361	31,620
Steel Dynamics Inc.	1,237	27,882
U.S. Steel Corp.(b)	3,111	19,630
Worthington Industries Inc.	1,102	28,928

		263,813

Trading Companies & Distributors — 0.9%
BMC Stock Holdings Inc.(a)	1,470	26,063
H&E Equipment Services Inc.	1,318	19,348

		45,411

Water Utilities — 6.7%
American States Water Co.	599	48,962
American Water Works Co. Inc.	423	50,574
Cadiz Inc.(a)	4,523	52,783
California Water Service Group	999	50,270
Essential Utilities Inc.	1,144	46,561
Middlesex Water Co.	818	49,178
SJW Group	724	41,826

		340,154

Total Common Stocks — 99.6% (Cost: $6,177,623)		5,048,339

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	114,480	114,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	10,000	10,000

		124,457

Total Short-Term Investments — 2.5% (Cost: $124,408)		124,457

Total Investments in Securities — 102.1% (Cost: $6,302,031)		5,172,796

Other Assets, Less Liabilities — (2.1)%		(104,706)

Net Assets — 100.0%		$5,068,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,913	77,567	114,480	$114,457	$5,667	(b)	$(170)	$48
BlackRock Cash Funds: Treasury, SL Agency Shares	6,233	3,767	10,000	10,000	223		—	—

				$124,457	$5,890		$(170)	$48

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,048,339	$—	$—	$5,048,339
Money Market Funds	124,457	—	—	124,457

	$5,172,796	$—	$—	$5,172,796

See notes to financial statements.

SCHEDULE OF INVESTMENTS	45

Schedule of Investments March 31, 2020	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 6.0%
Arthur J Gallagher & Co.	25,772	$2,100,676
Brown & Brown Inc.	32,311	1,170,304
eHealth Inc.(a)(b)	3,440	484,421

		3,755,401

Life & Health Insurance — 24.1%
Aflac Inc.	96,528	3,305,119
American Equity Investment Life Holding Co.(b)	12,580	236,504
Athene Holding Ltd., Class A(a)	16,391	406,825
Brighthouse Financial Inc.(a)(b)	15,097	364,894
CNO Financial Group Inc.	20,883	258,740
FBL Financial Group Inc., Class A	1,362	63,565
Genworth Financial Inc., Class A(a)	69,542	230,879
Globe Life Inc.	13,765	990,667
Lincoln National Corp.	27,403	721,247
MetLife Inc.	107,566	3,288,293
National Western Life Group Inc., Class A	313	53,836
Primerica Inc.(b)	5,715	505,663
Principal Financial Group Inc.	35,680	1,118,211
Prudential Financial Inc.	55,319	2,884,333
Trupanion Inc.(a)(b)	4,104	106,827
Unum Group	28,500	427,785

		14,963,388

Multi-line Insurance — 10.8%
American Financial Group Inc./OH	10,341	724,697
American International Group Inc.	120,200	2,914,850
American National Insurance Co.	1,263	104,046
Assurant Inc.	8,378	872,066
Hartford Financial Services Group Inc. (The)	49,799	1,754,917
Horace Mann Educators Corp.	5,695	208,380
National General Holdings Corp.	9,082	150,307

		6,729,263

Other Diversified Financial Services — 1.2%
Voya Financial Inc.(b)	18,653	756,379

Property & Casualty Insurance — 55.8%
Allstate Corp. (The)	44,579	4,089,232
Ambac Financial Group Inc.(a)	6,294	77,668
AMERISAFE Inc.	2,667	171,941
Arch Capital Group Ltd.(a)	56,001	1,593,788
Argo Group International Holdings Ltd.	4,742	175,739
Assured Guaranty Ltd.	13,180	339,912
Axis Capital Holdings Ltd.	11,600	448,340
Chubb Ltd.	62,364	6,965,435
Cincinnati Financial Corp.(b)	20,993	1,583,922
CNA Financial Corp.	3,751	116,431
Employers Holdings Inc.	4,396	178,082
Erie Indemnity Co., Class A, NVS	2,553	378,457
First American Financial Corp.	15,521	658,246

Security	Shares	Value

Property & Casualty Insurance (continued)
Hanover Insurance Group Inc. (The)	5,443	$493,027
James River Group Holdings Ltd.	4,202	152,280
Kemper Corp.	8,656	643,747
Kinsale Capital Group Inc.(b)	2,847	297,597
Loews Corp.	35,343	1,230,997
Markel Corp.(a)	1,908	1,770,414
MBIA Inc.(a)	9,825	70,150
Mercury General Corp.	3,748	152,619
Old Republic International Corp.	39,427	601,262
Palomar Holdings Inc.(a)	2,443	142,085
ProAssurance Corp.	7,432	185,800
Progressive Corp. (The)	80,450	5,940,428
RLI Corp.	5,513	484,758
Safety Insurance Group Inc.	2,020	170,549
Selective Insurance Group Inc.	8,208	407,938
State Auto Financial Corp.	2,347	65,223
Travelers Companies Inc. (The)	35,518	3,528,713
United Fire Group Inc.	2,940	95,873
Universal Insurance Holdings Inc.	4,222	75,658
White Mountains Insurance Group Ltd.	418	380,380
WR Berkley Corp.	20,049	1,045,956

		34,712,647

Reinsurance — 1.8%
Alleghany Corp.	1,989	1,098,624

Total Common Stocks — 99.7% (Cost: $76,022,023)		62,015,702

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	724,336	724,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	80,000	80,000

		804,191

Total Short-Term Investments — 1.3% (Cost: $804,169)		804,191

Total Investments in Securities — 101.0% (Cost: $76,826,192)		62,819,893

Other Assets, Less Liabilities — (1.0)%		(614,165)

Net Assets — 100.0%		$62,205,728

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	180,581	543,755	724,336	$724,191	$10,953	(b)	$(1,497)	$(8)
BlackRock Cash Funds: Treasury, SL Agency Shares	194,041	(114,041)	80,000	80,000	2,505		—	—

				$804,191	$13,458		$(1,497)	$(8)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial Index E-Mini	3	06/19/20	$191	$4,527

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,527

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss)from:
Futures contracts	$(49,074)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,527

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$146,843

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Insurance ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$62,015,702	$—	$—	$62,015,702
Money Market Funds	804,191	—	—	804,191

	$62,819,893	$—	$—	$62,819,893

Derivative financial instruments(a)
Assets
Futures Contracts	$4,527	$—	$—	$4,527

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 85.2%
Abbott Laboratories	7,290,532	$575,295,880
ABIOMED Inc.(a)(b)	234,074	33,978,182
AngioDynamics Inc.(a)(b)	195,022	2,034,079
AtriCure Inc.(a)(b)	205,020	6,886,622
Axogen Inc.(a)(b)	184,142	1,915,077
Baxter International Inc.	2,020,897	164,076,627
Becton Dickinson and Co.(b)	728,304	167,342,410
Boston Scientific Corp.(a)	6,284,668	205,068,717
Cantel Medical Corp.(b)	194,228	6,972,785
Cardiovascular Systems Inc.(a)	182,471	6,424,804
CONMED Corp.	147,113	8,425,162
CryoLife Inc.(a)(b)	194,413	3,289,468
CryoPort Inc.(a)(b)	197,123	3,364,890
Danaher Corp.(b)	1,703,879	235,833,892
DexCom Inc.(a)	473,100	127,391,637
Edwards Lifesciences Corp.(a)	987,338	186,231,694
Glaukos Corp.(a)(b)	202,123	6,237,516
Globus Medical Inc., Class A(a)(b)	399,018	16,970,236
Heska Corp.(a)(b)	36,520	2,019,556
Hill-Rom Holdings Inc.(b)	346,085	34,816,151
Hologic Inc.(a)	1,391,232	48,832,243
IDEXX Laboratories Inc.(a)(b)	445,067	107,813,030
Inogen Inc.(a)(b)	94,649	4,889,567
Insulet Corp.(a)(b)	320,751	53,142,026
Integer Holdings Corp.(a)	169,404	10,648,735
Integra LifeSciences Holdings Corp.(a)(b)	369,448	16,503,242
Intuitive Surgical Inc.(a)(b)	420,320	208,146,667
iRhythm Technologies Inc.(a)(b)	136,993	11,144,381
LeMaitre Vascular Inc.(b)	84,979	2,117,677
LivaNova PLC(a)(b)	250,897	11,353,089
Masimo Corp.(a)(b)	254,317	45,044,627
Medtronic PLC	5,529,071	498,611,623
Mesa Laboratories Inc.(b)	20,815	4,706,063
Natus Medical Inc.(a)	176,718	4,087,487
Nevro Corp.(a)	160,736	16,070,385
NuVasive Inc.(a)(b)	269,942	13,675,262
Orthofix Medical Inc.(a)(b)	98,777	2,766,744
Penumbra Inc.(a)(b)	166,509	26,862,897
ResMed Inc.	746,004	109,878,929
Steris PLC	439,879	61,569,864
Stryker Corp.	1,229,931	204,771,212
Surmodics Inc.(a)(b)	70,248	2,340,663
Tactile Systems Technology Inc.(a)(b)	98,641	3,961,423
Tandem Diabetes Care Inc.(a)(b)	291,012	18,726,622

Security	Shares	Value

Health Care Equipment (continued)
Teleflex Inc.	240,197	$70,344,093
Varex Imaging Corp.(a)	198,910	4,517,246
Varian Medical Systems Inc.(a)	471,606	48,415,072
Wright Medical Group NV(a)	657,838	18,847,059
Zimmer Biomet Holdings Inc.	1,067,149	107,867,421

		3,532,230,734

Health Care Services — 0.2%
BioTelemetry Inc.(a)	176,203	6,785,577

Health Care Supplies — 0.1%
STAAR Surgical Co.(a)(b)	150,086	4,841,774

Life Sciences Tools & Services — 14.3%
Bio-Rad Laboratories Inc., Class A(a)(b)	112,008	39,265,525
Bruker Corp.(b)	526,858	18,893,128
NanoString Technologies Inc.(a)(b)	174,142	4,188,115
Thermo Fisher Scientific Inc.	1,654,092	469,100,491
Waters Corp.(a)(b)	334,302	60,859,679

		592,306,938

Total Common Stocks — 99.8% (Cost: $4,389,958,044)		4,136,165,023

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	168,307,707	168,274,046
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	9,823,000	9,823,000

		178,097,046

Total Short-Term Investments — 4.3% (Cost: $178,002,079)		178,097,046

Total Investments in Securities — 104.1% (Cost: $4,567,960,123)		4,314,262,069

Other Assets, Less Liabilities — (4.1)%		(169,402,944)

Net Assets — 100.0%		$4,144,859,125

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	99,918,125	68,389,582	168,307,707	$168,274,046	$1,079,903	(b)	$(187,425)	$62,783
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775,289	3,047,711	9,823,000	9,823,000	107,532		—	—

				$178,097,046	$1,187,435		$(187,425)	$62,783

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care Index E-Mini	73	06/19/20	$6,515	$404,233
S&P Select Sector Technology Index E-Mini	25	06/19/20	2,017	115,386

				$519,619

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$519,619

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(508,896)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$519,619

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,988,484

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Medical Devices ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,136,165,023	$—	$—	$4,136,165,023
Money Market Funds	178,097,046	—	—	178,097,046

	$4,314,262,069	$—	$—	$4,314,262,069

Derivative financial instruments(a)
Assets
Futures Contracts	$519,619	$—	$—	$519,619

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS	51

Schedule of Investments March 31, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Oil & Gas Exploration & Production — 64.8%
Antero Resources Corp.(a)(b)	128,863	$91,866
Apache Corp.	240,524	1,005,390
Bonanza Creek Energy Inc.(a)(b)	11,911	133,999
Cabot Oil &Gas Corp.	179,648	3,088,149
California Resources Corp.(a)(b)	31,277	31,277
Callon Petroleum Co.(a)	250,185	137,076
Centennial Resource Development Inc./DE, Class A(a)	126,374	33,236
Chesapeake Energy Corp.(a)(b)	751,897	129,853
Cimarex Energy Co.	65,120	1,095,970
CNX Resources Corp.(a)	119,344	634,910
Concho Resources Inc.	92,316	3,955,741
ConocoPhillips	513,629	15,819,773
Continental Resources Inc./OK	54,639	417,442
Denbury Resources Inc.(a)(b)	313,797	57,927
Devon Energy Corp.	247,538	1,710,488
Diamondback Energy Inc.	103,069	2,700,408
EOG Resources Inc.	272,324	9,781,878
EQT Corp.	163,515	1,156,051
Gulfport Energy Corp.(a)(b)	92,558	41,161
Hess Corp.	110,264	3,671,791
Kosmos Energy Ltd.	231,166	207,032
Laredo Petroleum Inc.(a)(b)	114,775	43,592
Magnolia Oil & Gas Corp., Class A(a)(b)	65,269	261,076
Marathon Oil Corp.	511,661	1,683,365
Matador Resources Co.(a)(b)	70,200	174,096
Murphy Oil Corp.	95,540	585,660
Noble Energy Inc.	305,934	1,847,841
Northern Oil and Gas Inc.(a)	148,657	98,574
Oasis Petroleum Inc.(a)	184,172	64,460
Parsley Energy Inc., Class A	197,545	1,131,933
PDC Energy Inc.(a)(b)	62,100	385,641
Penn Virginia Corp.(a)	8,570	26,481
Pioneer Natural Resources Co.	58,543	4,106,791
QEP Resources Inc.	151,445	50,658
Range Resources Corp.	133,479	304,332
SM Energy Co.	67,563	82,427
Southwestern Energy Co.(a)	346,230	585,129
Talos Energy Inc.(a)(b)	12,768	73,416
Tellurian Inc.(a)(b)	58,620	52,987
W&T Offshore Inc.(a)	59,701	101,492
Whiting Petroleum Corp.(a)(b)	54,467	36,515
WPX Energy Inc.(a)	266,025	811,376

		58,409,260

Security	Shares	Value

Oil & Gas Refining & Marketing — 29.7%
CVR Energy Inc.	18,648	$308,251
Delek U.S. Holdings Inc.	47,483	748,332
HollyFrontier Corp.	94,972	2,327,764
Marathon Petroleum Corp.	198,414	4,686,539
Par Pacific Holdings Inc.(a)(b)	23,589	167,482
PBF Energy Inc., Class A	65,154	461,290
Phillips 66	208,000	11,159,200
Valero Energy Corp	129,882	5,891,448
World Fuel Services Corp.	41,825	1,053,153

		26,803,459

Oil & Gas Storage & Transportation — 5.3%
Cheniere Energy Inc.(a)(b)	111,448	3,733,508
Targa Resources Corp.	148,892	1,028,844

		4,762,352

Total Common Stocks — 99.8% (Cost: $298,494,423)		89,975,071

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	3,062,596	3,061,984
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	427,000	427,000

		3,488,984

Total Short-Term Investments — 3.9% (Cost: $3,488,038)		3,488,984

Total Investments in Securities — 103.7% (Cost: $301,982,461)		93,464,055
Other Assets, Less Liabilities — (3.7)%		(3,295,294)

Net Assets — 100.0%		$90,168,761

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,895,332	(9,832,736)	3,062,596	$3,061,984	$88,868	(b)	$1,959		$(1,394)
BlackRock Cash Funds: Treasury, SL Agency Shares	311,415	115,585	427,000	427,000	6,428		—		—

				$3,488,984	$95,296		$1,959		$(1,394)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Energy Index E-Mini	5	06/19/20	$150	$4,488

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,488

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(263,484)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,488

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$127,402

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Oil & Gas Exploration & Production ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$89,975,071	$—	$—	$89,975,071
Money Market Funds	3,488,984	—	—	3,488,984

	$93,464,055	$—	$—	$93,464,055

Derivative financial instruments(a)
Assets
Futures Contracts	$4,488	$—	$—	$4,488

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Oil & Gas Drilling — 12.4%
Diamond Offshore Drilling Inc.(a)(b)	90,491	$165,599
Helmerich & Payne Inc.	67,516	1,056,625
Nabors Industries Ltd.	472,585	184,356
Noble Corp. PLC(a)	348,451	90,597
Patterson-UTI Energy Inc.	272,024	639,256
Transocean Ltd.(a)(b)	804,219	932,894
Valaris PLC(a)(b)	276,687	124,537

		3,193,864
Oil & Gas Equipment & Services — 86.2%
Apergy Corp.(a)	108,311	622,788
Archrock Inc.	178,426	670,882
Baker Hughes Co.	446,263	4,685,762
Cactus Inc., Class A	65,862	763,999
Core Laboratories NV	62,049	641,587
DMC Global Inc.	20,480	471,245
Dril-Quip Inc.(a)(b)	37,581	1,146,221
Frank’s International NV(a)(b)	141,892	367,500
Halliburton Co.	184,218	1,261,893
Helix Energy Solutions Group Inc.(a)	197,672	324,182
Liberty Oilfield Services Inc., Class A	72,165	194,124
Matrix Service Co.(a)	37,980	359,671
National Oilwell Varco Inc.(b)	109,638	1,077,742
Newpark Resources Inc.(a)	125,445	112,524
NexTier Oilfield Solutions Inc.(a)	220,466	257,945
Oceaneering International Inc.(a)	138,332	406,696
Oil States International Inc.(a)	84,600	171,738
ProPetro Holding Corp.(a)	115,140	287,850
Schlumberger Ltd.	416,849	5,623,293

Security	Shares	Value
Oil & Gas Equipment & Services (continued)
SEACOR Holdings Inc.(a)	24,548	$661,814
Select Energy Services Inc., Class A(a)	87,689	283,235
TechnipFMC PLC	172,266	1,161,073
Tidewater Inc.(a)(b)	54,856	388,380
U.S. Silica Holdings Inc.(b)	102,868	185,162

		22,127,306

Total Common Stocks — 98.6% (Cost: $113,947,527)		25,321,170

Short-Term Investments

Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	2,792,915	2,792,356

Total Short-Term Investments — 10.9% (Cost: $2,791,648)		2,792,356

Total Investments in Securities — 109.5% (Cost: $116,739,175)		28,113,526

Other Assets, Less Liabilities — (9.5)%		(2,444,799)

Net Assets — 100.0%		$25,668,727

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,085,181	(6,292,266)	2,792,915	$2,792,356	$50,867(b	)	$2,993		$(2,093)
BlackRock Cash Funds: Treasury, SL Agency Shares	166,337	(166,337)	—	—	2,187		—		—

				$2,792,356	$53,054		$2,993		$(2,093)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Energy Index E-Mini	11	06/19/20	$ 329	$12,184

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Oil Equipment & Services ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,184

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(189,448)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$12,184

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$236,970

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$25,321,170	$—	$—	$25,321,170
Money Market Funds	2,792,356	—	—	2,792,356

	$28,113,526	$—	$—	$28,113,526

Derivative financial instruments(a)
Assets
Futures Contracts	$12,184	$—	$—	$12,184

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Biotechnology — 3.3%
AMAG Pharmaceuticals Inc.(a)(b)	52,269	$323,022
Amicus Therapeutics Inc.(a)(b)	392,698	3,628,530
Catalyst Pharmaceuticals Inc.(a)(b)	147,693	568,618
Ironwood Pharmaceuticals Inc.(a)(b)	241,678	2,438,531
Madrigal Pharmaceuticals Inc.(a)(b)	14,505	968,354
Spectrum Pharmaceuticals Inc.(a)	174,107	405,669
Vanda Pharmaceuticals Inc.(a)	82,200	851,592

		9,184,316

Pharmaceuticals — 96.3%
Aerie Pharmaceuticals Inc.(a)	64,248	867,348
Akorn Inc.(a)(b)	145,806	81,826
Allergan PLC	67,664	11,983,294
Amneal Pharmaceuticals Inc.(a)(b)	170,037	591,729
Amphastar Pharmaceuticals Inc.(a)	52,807	783,656
Arvinas Holding Co. LLC(a)	23,426	944,068
Axsome Therapeutics Inc.(a)(b)	41,060	2,415,560
Bristol-Myers Squibb Co.	227,921	12,704,316
Cara Therapeutics Inc.(a)(b)	64,745	855,281
Catalent Inc.(a)	238,499	12,390,023
Corcept Therapeutics Inc.(a)	158,511	1,884,696
Elanco Animal Health Inc.(a)(b)	609,838	13,654,273
Eli Lilly & Co.	80,025	11,101,068
Endo International PLC(a)(b)	311,049	1,150,881
Horizon Therapeutics PLC(a)	288,658	8,550,050
Innoviva Inc.(a)	103,016	1,211,468
Intersect ENT Inc.(a)	48,569	575,543
Intra-Cellular Therapies Inc.(a)	83,462	1,282,811
Jazz Pharmaceuticals PLC(a)	87,187	8,696,031
Johnson & Johnson	424,228	55,629,018
Merck & Co. Inc.	655,087	50,402,394
Mylan NV(a)	795,433	11,859,906
MyoKardia Inc.(a)	71,241	3,339,778
Omeros Corp.(a)(b)	77,598	1,037,485
Pacira BioSciences Inc.(a)	64,313	2,156,415
Perrigo Co. PLC	209,764	10,087,551
Pfizer Inc.	353,856	11,549,860

Security	Shares	Value
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	31,267	$755,723
Prestige Consumer Healthcare Inc.(a)	77,416	2,839,619
Reata Pharmaceuticals Inc., Class A(a)(b)	39,353	5,680,212
Revance Therapeutics Inc.(a)(b)	73,695	1,090,686
TherapeuticsMD Inc.(a)(b)	342,696	363,258
Theravance Biopharma Inc.(a)(b)	72,925	1,685,297
Tricida Inc.(a)(b)	41,289	908,358
WaVe Life Sciences Ltd.(a)	26,951	252,531
Zoetis Inc.	108,210	12,735,235
Zogenix Inc.(a)	78,080	1,930,918

		266,028,166

Total Common Stocks — 99.6% (Cost: $330,772,188)		275,212,482

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	8,521,459	8,519,755
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	676,000	676,000

		9,195,755

Total Short-Term Investments — 3.3% (Cost: $9,190,029)		9,195,755

Total Investments in Securities — 102.9% (Cost: $339,962,217)		284,408,237

Other Assets, Less Liabilities — (2.9)%		(8,004,663)

Net Assets — 100.0%		$276,403,574

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	24,093,367	(15,571,908)	8,521,459	$8,519,755	$173,268(b	)	$(9,460)	$(1,536)
BlackRock Cash Funds: Treasury, SL Agency Shares	188,281	487,719	676,000	676,000	6,927		—	—

				$9,195,755	$180,195		$(9,460)	$(1,536)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Pharmaceuticals ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care Index E-Mini	13	06/19/20	$1,160	$75,589

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$75,589

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(37,493)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$75,589

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$430,804

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$275,212,482	$—	$—	$275,212,482
Money Market Funds	9,195,755	—	—	9,195,755

	$284,408,237	$—	$—	$284,408,237

Derivative financial instruments(a)
Assets
Futures Contracts	$75,589	$—	$—	$75,589

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.6%
Colony Capital Inc.	1,623,201	$2,840,602
PS Business Parks Inc.	67,105	9,094,069
STORE Capital Corp.	695,576	12,603,837
VEREIT Inc.	3,468,246	16,959,723
Washington REIT(a)	272,818	6,512,166
WP Carey Inc.	553,661	32,156,631

		80,167,028

Health Care REITs — 7.6%
Diversified Healthcare Trust	806,374	2,927,138
Healthcare Realty Trust Inc.	441,832	12,340,368
Healthcare Trust of America Inc., Class A	667,616	16,209,716
Healthpeak Properties Inc.	1,588,121	37,876,686
Medical Properties Trust Inc.	1,662,862	28,750,884
National Health Investors Inc.	144,736	7,167,327
Omega Healthcare Investors Inc.	711,050	18,871,267
Physicians Realty Trust	630,805	8,793,422
Sabra Health Care REIT Inc.	676,785	7,390,492
Ventas Inc.	1,196,287	32,060,491
Welltower Inc.	1,302,616	59,633,760

		232,021,551

Hotel & Resort REITs — 2.3%
Apple Hospitality REIT Inc.	692,948	6,354,333
DiamondRock Hospitality Co.	648,951	3,296,671
Host Hotels & Resorts Inc.	2,303,590	25,431,633
Park Hotels & Resorts Inc.	788,578	6,237,652
Pebblebrook Hotel Trust	431,697	4,701,180
RLJ Lodging Trust	564,929	4,361,252
Ryman Hospitality Properties Inc.	179,782	6,445,185
Service Properties Trust	544,699	2,941,375
Sunstone Hotel Investors Inc.	752,460	6,553,927
Xenia Hotels & Resorts Inc.	373,462	3,846,659

		70,169,867

Industrial REITs — 9.7%
Americold Realty Trust	617,566	21,021,947
Duke Realty Corp.	1,179,474	38,191,368
EastGroup Properties Inc.	125,561	13,118,613
First Industrial Realty Trust Inc.	415,142	13,795,169
Lexington Realty Trust	832,538	8,267,102
Prologis Inc.	2,362,632	189,884,734
Rexford Industrial Realty Inc.	357,748	14,671,245

		298,950,178

Mortgage REITs —2.6%
AGNC Investment Corp.	1,740,135	18,410,628
Annaly Capital Management Inc.	4,595,530	23,299,337
Blackstone Mortgage Trust Inc., Class A	437,937	8,154,387
Chimera Investment Corp.	610,539	5,555,905
Invesco Mortgage Capital Inc.	609,930	2,079,861
MFA Financial Inc.	1,692,199	2,622,909
New Residential Investment Corp.	1,351,737	6,772,203
Starwood Property Trust Inc.	917,709	9,406,517
Two Harbors Investment Corp.	933,494	3,556,612

		79,858,359

Office REITs — 8.6%
Alexandria Real Estate Equities Inc.	392,949	53,857,590
Boston Properties Inc.	461,396	42,554,553
Brandywine Realty Trust	600,064	6,312,673
Columbia Property Trust Inc.	405,995	5,074,937

Security	Shares	Value

Office REITs (continued)
Corporate Office Properties Trust	361,850	$8,007,740
Cousins Properties Inc.	473,823	13,868,799
Douglas Emmett Inc.	531,429	16,213,899
Equity Commonwealth	393,605	12,481,215
Highwoods Properties Inc.	335,530	11,884,473
Hudson Pacific Properties Inc.	515,395	13,070,417
JBG SMITH Properties	390,343	12,424,618
Kilroy Realty Corp.	314,391	20,026,707
Mack-Cali Realty Corp.	310,898	4,734,977
Paramount Group Inc.	691,905	6,088,764
Piedmont Office Realty Trust Inc., Class A	425,605	7,516,184
SL Green Realty Corp.	268,903	11,589,719
Vornado Realty Trust	510,060	18,469,273

		264,176,538

Real Estate Development — 0.2%
Howard Hughes Corp. (The)(a)(b)	140,993	7,122,966

Real Estate Services — 1.9%
CBRE Group Inc., Class A(b)	1,073,996	40,500,389
Jones Lang LaSalle Inc.(a)	166,111	16,773,889

		57,274,278

Research & Consulting Services — 2.3%
CoStar Group Inc.(a)(b)	117,391	68,933,169

Residential REITs — 14.2%
American Campus Communities Inc.	456,082	12,656,276
American Homes 4 Rent, Class A	820,766	19,041,771
Apartment Investment & Management Co., Class A	489,804	17,216,611
AvalonBay Communities Inc.	447,611	65,874,911
Camden Property Trust	313,188	24,817,017
Equity LifeStyle Properties Inc.	584,907	33,620,454
Equity Residential	1,118,299	69,010,231
Essex Property Trust Inc.	211,892	46,667,094
Invitation Homes Inc.	1,728,075	36,928,963
Mid-America Apartment Communities Inc.	366,202	37,729,792
Sun Communities Inc.	297,423	37,133,262
UDR Inc.	940,617	34,370,145

		435,066,527

Retail REITs — 7.3%
Acadia Realty Trust	297,890	3,690,857
Brixmor Property Group Inc.	990,798	9,412,581
Federal Realty Investment Trust	226,196	16,876,484
Kimco Realty Corp.	1,361,587	13,166,546
Macerich Co. (The)	389,153	2,190,931
National Retail Properties Inc.	555,143	17,870,053
Realty Income Corp.	1,096,655	54,679,218
Regency Centers Corp.	538,887	20,709,428
Retail Properties of America Inc., Class A	706,552	3,652,874
Simon Property Group Inc.	983,595	53,960,022
SITE Centers Corp.	496,616	2,587,369
Spirit Realty Capital Inc.	325,864	8,521,344
Taubman Centers Inc.	198,372	8,307,819
Urban Edge Properties	380,256	3,350,055
Weingarten Realty Investors	411,602	5,939,417

		224,914,998

Specialized REITs — 40.0%
American Tower Corp.	1,418,863	308,957,418
CoreCivic Inc.	393,782	4,398,545
CoreSite Realty Corp.	124,388	14,416,569
Crown Castle International Corp.	1,332,435	192,403,614

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialized REITs (continued)
CubeSmart	624,807	$16,738,579
CyrusOne Inc.	364,331	22,497,439
Digital Realty Trust Inc.	843,708	117,199,478
EPR Properties	257,206	6,229,529
Equinix Inc.	234,584	146,514,129
Extra Space Storage Inc.	415,789	39,815,955
Gaming and Leisure Properties Inc.	663,872	18,395,893
GEO Group Inc. (The)	415,429	5,051,617
Iron Mountain Inc.	922,940	21,965,972
Lamar Advertising Co., Class A	284,713	14,600,083
Life Storage Inc	154,014	14,562,024
Outfront Media Inc.	471,084	6,350,212
PotlatchDeltic Corp.	220,039	6,907,024
Public Storage	482,480	95,825,353
Rayonier Inc.	432,161	10,177,392
SBA Communications Corp.	361,544	97,606,034
VICI Properties Inc.	1,497,622	24,920,430
Weyerhaeuser Co.	2,390,615	40,520,924

		1,226,054,213

Total Common Stocks — 99.3% (Cost: $4,480,173,517)		3,044,709,672

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	15,875,689	$15,872,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	7,010,000	7,010,000

		22,882,514

Total Short-Term Investments — 0.7% (Cost: $22,870,825)		22,882,514

Total Investments in Securities — 100.0% (Cost: $4,503,044,342)		3,067,592,186

Other Assets, Less Liabilities — (0.0)%		(494,401)

Net Assets — 100.0%		$3,067,097,785

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,452,121	14,423,568	15,875,689	$15,872,514	$47,709(b	)	$(27,200)	$11,108
BlackRock Cash Funds: Treasury, SL Agency Shares	10,692,893	(3,682,893)	7,010,000	7,010,000	134,337		—	—

				$22,882,514	$182,046		$(27,200)	$11,108

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	806	06/19/20	$22,133	$(65,689)

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$65,689

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(477,875)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(269,643)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,297,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,044,709,672	$—	$—	$3,044,709,672
Money Market Funds	22,882,514	—	—	22,882,514

	$3,067,592,186	$—	$—	$3,067,592,186

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(65,689)	$—	$—	$(65,689)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	61

Schedule of Investments March 31, 2020	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Diversified Banks — 14.6%
U.S. Bancorp	836,183	$28,806,505

Regional Banks — 82.4%
Associated Banc-Corp.	93,788	1,199,548
BancorpSouth Bank	56,478	1,068,564
Bank of Hawaii Corp.	23,705	1,309,464
Bank OZK	71,152	1,188,238
BankUnited Inc.	55,884	1,045,031
BOK Financial Corp.	18,768	798,766
Cathay General Bancorp	44,569	1,022,859
CIT Group Inc.	55,754	962,314
Citizens Financial Group Inc.	255,875	4,813,009
Comerica Inc.	84,849	2,489,470
Commerce Bancshares Inc.	61,043	3,073,515
Cullen/Frost Bankers Inc.	33,511	1,869,579
East West Bancorp. Inc.	85,714	2,206,278
Fifth Third Bancorp	417,708	6,202,964
First Citizens BancShares Inc./NC, Class A	4,811	1,601,438
First Financial Bankshares Inc.	79,958	2,146,073
First Hawaiian Inc.	77,093	1,274,347
First Horizon National Corp.	183,160	1,476,270
First Republic Bank/CA	99,146	8,157,733
FNB Corp.	191,249	1,409,505
Fulton Financial Corp.	96,602	1,109,957
Glacier Bancorp. Inc.	50,462	1,715,960
Hancock Whitney Corp.	51,334	1,002,040
Home BancShares Inc./AR	91,325	1,094,987
Huntington Bancshares Inc./OH	607,876	4,990,662
IBERIABANK Corp.	30,764	1,112,426
International Bancshares Corp.	33,768	907,684
Investors Bancorp. Inc.	117,970	942,580
KeyCorp	579,742	6,011,924
M&T Bank Corp.	77,228	7,987,692
PacWest Bancorp	70,532	1,263,933
People’s United Financial Inc.	261,410	2,888,580
Pinnacle Financial Partners Inc.	42,362	1,590,269
PNC Financial Services Group Inc. (The)	257,787	24,675,372
Popular Inc.	52,139	1,824,865
Prosperity Bancshares Inc.	55,566	2,681,059
Regions Financial Corp.	567,783	5,093,013
Signature Bank/New York NY	31,778	2,554,633
Sterling Bancorp./DE	118,924	1,242,756
SVB Financial Group(a)(b)	30,352	4,585,580
Synovus Financial Corp.	86,255	1,514,638

Security	Shares	Value
Regional Banks (continued)
TCF Financial Corp.	90,295	$2,046,085
Texas Capital Bancshares Inc.(a)	29,541	654,924
Truist Financial Corp.	788,983	24,332,236
Trustmark Corp.	37,823	881,276
UMB Financial Corp.	25,428	1,179,351
Umpqua Holdings Corp.	129,619	1,412,847
United Bankshares Inc./WV	59,761	1,379,284
Valley National Bancorp	230,545	1,685,284
Webster Financial Corp.	54,170	1,240,493
Western Alliance Bancorp	55,578	1,701,243
Wintrust Financial Corp.	33,593	1,103,866
Zions Bancorp. N.A.	100,334	2,684,938

		162,407,402
Thrifts & Mortgage Finance — 2.6%
Capitol Federal Financial Inc.	83,289	966,985
New York Community Bancorp. Inc.	275,082	2,583,020
TFS Financial Corp.	29,669	453,046
Washington Federal Inc.	46,114	1,197,119

		5,200,170

Total Common Stocks — 99.6% (Cost: $339,970,038)		196,414,077

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	110,713	110,691
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	317,000	317,000

		427,691

Total Short-Term Investments — 0.2% (Cost: $427,611)		427,691

Total Investments in Securities — 99.8% (Cost: $340,397,649)		196,841,768

Other Assets, Less Liabilities — 0.2%		340,539

Net Assets — 100.0%		$197,182,307

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,309,836	(14,199,123)	110,713	$110,691	$26,504(b	)	$296		$(185)
BlackRock Cash Funds: Treasury, SL Agency Shares	624,950	(307,950)	317,000	317,000	10,790		—		—

				$427,691	$37,294		$296		$(185)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial Index E-Mini	12	06/19/20	$ 764	$31,616

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$31,616

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(276,364)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$31,616

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$730,510

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Regional Banks ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$196,414,077	$—	$—	$196,414,077
Money Market Funds	427,691	—	—	427,691

	$196,841,768	$—	$—	$196,841,768

Derivative financial instruments(a)
Assets
Futures Contracts	$31,616	$—	$—	$31,616

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Alternative Carriers — 8.9%
CenturyLink Inc.	1,236,422	$11,696,552
GCI Liberty Inc., Class A(a)	141,998	8,089,626
Globalstar Inc.(a)(b)	932,864	274,822
Iridium Communications Inc.(a)(b)	144,938	3,236,466
ORBCOMM Inc.(a)(b)	120,126	293,107
Vonage Holdings Corp.(a)(b)	340,915	2,464,815

		26,055,388

Communications Equipment — 34.7%
Acacia Communications Inc.(a)(b)	56,091	3,768,193
ADTRAN Inc.	72,097	553,705
Applied Optoelectronics Inc.(a)(b)	29,138	221,157
Arista Networks Inc.(a)(b)	72,070	14,597,779
CalAmp Corp.(a)(b)	51,948	233,766
Ciena Corp.(a)(b)	230,884	9,191,492
Cisco Systems Inc.	343,543	13,504,675
CommScope Holding Co. Inc.(a)(b)	290,070	2,642,538
Comtech Telecommunications Corp.	36,679	487,464
EchoStar Corp., Class A(a)	68,622	2,193,845
Extreme Networks Inc.(a)	181,343	560,350
F5 Networks Inc.(a)(b)	90,733	9,674,860
Harmonic Inc.(a)(b)	143,928	829,025
Juniper Networks Inc.	499,532	9,561,042
Lumentum Holdings Inc.(a)(b)	115,221	8,491,788
Motorola Solutions Inc.	86,016	11,433,247
NETGEAR Inc.(a)(b)	45,203	1,032,437
NetScout Systems Inc.(a)	98,452	2,330,359
Plantronics Inc.	49,222	495,173
Ubiquiti Inc.(b)	18,444	2,611,302
ViaSat Inc.(a)(b)	86,151	3,094,544
Viavi Solutions Inc.(a)(b)	343,200	3,847,272

		101,356,013

Consumer Electronics — 4.5%
Garmin Ltd.	177,929	13,337,558

Integrated Telecommunication Services — 41.7%
AT&T Inc.	1,940,219	56,557,384
ATN International Inc.	16,318	958,030

Security	Shares	Value

Integrated Telecommunication Services (continued)
Cincinnati Bell Inc.(a)	63,043	$922,950
Consolidated Communications Holdings Inc.	108,584	494,057
Verizon Communications Inc.	1,173,144	63,033,027

		121,965,448

Wireless Telecommunication Services — 10.0%
Shenandoah Telecommunications Co.(b)	70,021	3,448,534
Spok Holdings Inc.	26,598	284,333
Sprint Corp.(a)	919,531	7,926,357
T-Mobile U.S. Inc.(a)(b)	171,441	14,383,900
Telephone & Data Systems Inc.	146,176	2,449,910
U.S. Cellular Corp.(a)	23,150	678,063

		29,171,097

Total Common Stocks — 99.8% (Cost: $369,310,746)		291,885,504

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	25,712,775	25,707,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	450,000	450,000

		26,157,632

Total Short-Term Investments — 9.0% (Cost: $26,152,103)		26,157,632

Total Investments in Securities — 108.8% (Cost: $395,462,849)		318,043,136

Other Assets, Less Liabilities — (8.8)%		(25,664,203)

Net Assets — 100.0%		$292,378,933

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,387,089	13,325,686	25,712,775	$25,707,632	$92,131(b	)	$(46,328	) $	2,357
BlackRock Cash Funds: Treasury, SL Agency Shares	676,827	(226,827)	450,000	450,000	8,188		—		—

				$26,157,632	$100,319		$(46,328)		$2,357

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Telecommunications ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Communication Services Select Sector E-Mini	4	06/19/20	$230	$9,552
S&P MidCap 400 E-Mini	2	06/19/20	288	(1,173)

				$8,379

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$9,552

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,173

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(105,718)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$8,379

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$159,952

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® U.S. Telecommunications ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$291,885,504	$—	$—	$291,885,504
Money Market Funds	26,157,632	—	—	26,157,632

	$318,043,136	$—	$—	$318,043,136

Derivative financial instruments(a)
Assets
Futures Contracts	$9,552	$—	$—	$9,552
Liabilities
Futures Contracts	(1,173)	—	—	(1,173)

	$8,379	$—	$—	$8,379

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	67

Statements of Assets and Liabilities

March 31, 2020

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers &Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$18,086,470	$2,833,101,376	$140,974,046	$781,706,110
Affiliated(c)	506,236	98,605,172	1,866,215	58,870,982
Cash	5,257	—	—	195,769
Cash pledged:
Futures contracts	—	152,000	9,000	246,000
Receivables:
Investments sold	—	12,364,874	417,784	—
Securities lending income — Affiliated	288	58,349	1,206	40,938
Dividends	69,254	211,909	28,832	193,088

Total assets	18,667,505	2,944,493,680	143,297,083	841,252,887

LIABILITIES
Bank overdraft	—	10,067,239	278,255	—
Collateral on securities loaned, at value	477,629	98,680,777	1,867,226	56,729,338
Payables:
Investments purchased	44,597	—	—	—
Variation margin on futures contracts	—	16,460	2,131	8,590
Capital shares redeemed	—	13,667	—	26,357
Investment advisory fees	4,364	1,312,185	63,918	287,901

Total liabilities	526,590	110,090,328	2,211,530	57,052,186

NET ASSETS	$18,140,915	$2,834,403,352	$141,085,553	$784,200,701

NET ASSETS CONSIST OF:
Paid-in capital	$29,812,879	$4,261,212,631	$218,088,634	$1,026,886,324
Accumulated loss	(11,671,964)	(1,426,809,279)	(77,003,081)	(242,685,623)

NET ASSETS	$18,140,915	$2,834,403,352	$141,085,553	$784,200,701

Shares outstanding	600,000	19,700,000	2,750,000	4,700,000

Net asset value	$30.23	$143.88	$51.30	$166.85

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$452,933	$93,134,741	$1,766,019	$54,321,094
(b) Investments, at cost — Unaffiliated	$29,274,872	$3,926,304,211	$183,698,627	$897,148,439
(c) Investments, at cost — Affiliated	$506,420	$98,593,795	$1,866,167	$58,853,746

See notes to financial statements.

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$707,053,993	$5,048,339	$62,015,702	$4,136,165,023
Affiliated(c)	33,648,916	124,457	804,191	178,097,046
Cash	1,665	2,075	7,579	680,104
Cash pledged:
Futures contracts	—	—	27,000	892,000
Receivables:
Securities lending income — Affiliated	18,537	1,019	417	91,957
Capital shares sold	—	—	—	32,852
Dividends	622,690	8,573	108,587	5,334,072

Total assets	741,345,801	5,184,463	62,963,476	4,321,293,054

LIABILITIES
Collateral on securities loaned, at value	31,478,591	114,552	725,897	168,357,036
Payables:
Investments purchased	1,828,960	—	—	6,478,472
Variation margin on futures contracts	—	—	6,345	65,365
Capital shares redeemed	28,042	—	—	—
Investment advisory fees	370,523	1,821	25,506	1,533,056

Total liabilities	33,706,116	116,373	757,748	176,433,929

NET ASSETS	$707,639,685	$5,068,090	$62,205,728	$4,144,859,125

NET ASSETS CONSIST OF:
Paid-in capital	$1,245,068,438	$6,308,871	$78,845,322	$4,475,776,789
Accumulated loss	(537,428,753)	(1,240,781)	(16,639,594)	(330,917,664)

NET ASSETS	$707,639,685	$5,068,090	$62,205,728	$4,144,859,125

Shares outstanding	24,450,000	250,000	1,250,000	18,400,000

Net asset value	$28.94	$20.27	$49.76	$225.26

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$29,568,725	$114,335	$692,818	$162,107,050
(b) Investments, at cost — Unaffiliated	$1,182,418,110	$6,177,623	$76,022,023	$4,389,958,044
(c) Investments, at cost — Affiliated	$33,637,505	$124,408	$804,169	$178,002,079

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$89,975,071	$25,321,170	$275,212,482	$3,044,709,672
Affiliated(c)	3,488,984	2,792,356	9,195,755	22,882,514
Cash	12,629	—	59,560	310,188
Cash pledged:
Futures contracts	34,000	74,000	123,000	3,030,000
Receivables:
Investments sold	—	309,359	—	—
Securities lending income — Affiliated	8,620	3,643	12,639	13,516
Variation margin on futures contracts	2,544	5,577	—	—
Capital shares sold	15,926	—	—	1,062,566
Dividends	33,411	255,678	422,941	13,959,859
Other assets	40,000	—	—	—

Total assets	93,611,185	28,761,783	285,026,377	3,085,968,315

LIABILITIES
Bank overdraft	—	272,487	—	—
Collateral on securities loaned, at value	3,054,134	2,787,547	8,515,414	15,889,126
Payables:
Investments purchased	348,595	20,714	—	—
Variation margin on futures contracts	—	—	4,306	537,512
Capital shares redeemed	—	—	—	1,137,649
Investment advisory fees	39,695	12,308	103,083	1,306,243

Total liabilities	3,442,424	3,093,056	8,622,803	18,870,530

NET ASSETS	$90,168,761	$25,668,727	$276,403,574	$3,067,097,785

NET ASSETS CONSIST OF:
Paid-in capital	$424,229,590	$355,680,603	$507,027,929	$4,577,563,408
Accumulated loss	(334,060,829)	(330,011,876)	(230,624,355)	(1,510,465,623)

NET ASSETS	$90,168,761	$25,668,727	$276,403,574	$3,067,097,785

Shares outstanding	3,950,000	4,300,000	2,050,000	44,000,000

Net asset value	$22.83	$5.97	$134.83	$69.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$2,450,599	$2,686,018	$7,813,882	$15,108,051
(b) Investments, at cost — Unaffiliated	$298,494,423	$113,947,527	$330,772,188	$4,480,173,517
(c) Investments, at cost — Affiliated	$3,488,038	$2,791,648	$9,190,029	$22,870,825

See notes to financial statements.

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

March 31, 2020

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$196,414,077	$291,885,504
Affiliated(c)	427,691	26,157,632
Cash	30,441	38,189
Cash pledged:
Futures contracts	96,000	68,000
Receivables:
Securities lending income — Affiliated	1,118	12,874
Capital shares sold	—	6,059
Dividends	971,488	65,611

Total assets	197,940,815	318,233,869

LIABILITIES
Collateral on securities loaned, at value	111,300	25,732,723
Payables:
Investments purchased	527,162	—
Variation margin on futures contracts	24,968	4,550
Capital shares redeemed	9,634	—
Investment advisory fees	85,444	117,663

Total liabilities	758,508	25,854,936

NET ASSETS	$197,182,307	$292,378,933

NET ASSETS CONSIST OF:
Paid-in capital	$356,616,146	$581,432,268
Accumulated loss	(159,433,839)	(289,053,335)

NET ASSETS	$197,182,307	$292,378,933

Shares outstanding	6,800,000	11,750,000

Net asset value	$29.00	$24.88

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$105,756	$24,538,095
(b) Investments, at cost — Unaffiliated	$339,970,038	$369,310,746
(c) Investments, at cost — Affiliated	$427,611	$26,152,103

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations

Year Ended March 31, 2020

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$907,430	$102,695,023	$4,723,279	$9,477,006
Dividends — Affiliated	1,512	111,050	3,886	14,412
Interest — Unaffiliated	—	—	—	72
Securities lending income — Affiliated — net	525	406,783	4,497	166,968
Foreign taxes withheld	(1,805)	—	—	—

Total investment income	907,662	103,212,856	4,731,662	9,658,458

EXPENSES
Investment advisory fees	75,293	21,997,510	993,296	3,633,778

Total expenses	75,293	21,997,510	993,296	3,633,778

Net investment income	832,369	81,215,346	3,738,366	6,024,680

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(487,101)	(177,306,690)	(9,019,321)	(28,695,353)
Investments — Affiliated	(213)	(61,157)	(2,534)	(49,346)
In-kind redemptions — Unaffiliated	54,849	290,174,218	(142,702)	42,408,492
Futures contracts	—	(3,568,141)	(141,354)	(314,155)

Net realized gain (loss)	(432,465)	109,238,230	(9,305,911)	13,349,638

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(10,638,650)	(1,414,745,956)	(15,165,068)	(30,097,449)
Investments — Affiliated	(184)	(31,488)	(538)	7,060
Futures contracts	—	31,683	1,144	103,704

Net change in unrealized appreciation (depreciation)	(10,638,834)	(1,414,745,761)	(15,164,462)	(29,986,685)

Net realized and unrealized loss	(11,071,299)	(1,305,507,531)	(24,470,373)	(16,637,047)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,238,930)	$(1,224,292,185)	$(20,732,007)	$(10,612,367)

See notes to financial statements.

72	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,550,023	$138,889	$2,384,775	$32,822,814
Dividends — Affiliated	19,280	223	2,505	107,532
Securities lending income — Affiliated — net	155,101	5,667	10,953	1,079,903

Total investment income	11,724,404	144,779	2,398,233	34,010,249

EXPENSES
Investment advisory fees	5,122,351	25,910	427,882	17,643,706

Total expenses	5,122,351	25,910	427,882	17,643,706

Net investment income	6,602,053	118,869	1,970,351	16,366,543

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(58,642,766)	(59,432)	(1,291,744)	(36,232,094)
Investments — Affiliated	(47,203)	(170)	(1,497)	(187,425)
In-kind redemptions — Unaffiliated	82,258,848	—	3,796,530	423,220,609
Futures contracts	—	—	(49,074)	(508,896)

Net realized gain (loss)	23,568,879	(59,602)	2,454,215	386,292,194

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(288,249,816)	(1,428,478)	(19,082,215)	(577,228,532)
Investments — Affiliated	(2,834)	48	(8)	62,783
Futures contracts	—	—	4,527	519,619

Net change in unrealized appreciation (depreciation)	(288,252,650)	(1,428,430)	(19,077,696)	(576,646,130)

Net realized and unrealized loss	(264,683,771)	(1,488,032)	(16,623,481)	(190,353,936)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(258,081,718)	$(1,369,163)	$(14,653,130)	$(173,987,393)

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,899,659	$2,690,472	$6,138,531	$124,705,978
Dividends — Affiliated	6,428	2,187	6,927	134,337
Interest — Unaffiliated	171	112	155	7,744
Securities lending income — Affiliated — net	88,868	50,867	173,268	47,709
Foreign taxes withheld	—	(16,992)	—	—

Total investment income	4,995,126	2,726,646	6,318,881	124,895,768

EXPENSES
Investment advisory fees	924,540	403,788	1,433,214	18,802,776

Total expenses	924,540	403,788	1,433,214	18,802,776

Net investment income	4,070,586	2,322,858	4,885,667	106,092,992

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(32,031,649)	(57,174,220)	(33,978,766)	(71,274,982)
Investments — Affiliated	1,959	2,993	(9,460)	(27,200)
In-kind redemptions — Unaffiliated	(9,394,119)	(13,532,730)	43,968,217	579,968,608
Futures contracts	(263,484)	(189,448)	(37,493)	(477,875)

Net realized gain (loss)	(41,687,293)	(70,893,405)	9,942,498	508,188,551

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(101,505,352)	(16,281,906)	(49,569,834)	(1,209,861,028)
Investments — Affiliated	(1,394)	(2,093)	(1,536)	11,108
Futures contracts	4,488	12,184	75,589	(269,643)

Net change in unrealized appreciation (depreciation)	(101,502,258)	(16,271,815)	(49,495,781)	(1,210,119,563)

Net realized and unrealized loss	(143,189,551)	(87,165,220)	(39,553,283)	(701,931,012)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(139,118,965)	$(84,842,362)	$(34,667,616)	$(595,838,020)

See notes to financial statements.

74	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$12,610,175	$11,722,491
Dividends — Affiliated	10,790	8,188
Interest — Unaffiliated	—	113
Securities lending income — Affiliated — net	26,504	92,131
Foreign taxes withheld	(9,453)	—

Total investment income	12,638,016	11,822,923

EXPENSES
Investment advisory fees	1,770,835	1,774,010

Total expenses	1,770,835	1,774,010

Net investment income	10,867,181	10,048,913

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)from:
Investments — Unaffiliated	(4,905,397)	(21,291,624)
Investments — Affiliated	296	(46,328)
In-kind redemptions — Unaffiliated	(5,608,505)	38,318,093
Futures contracts	(276,364)	(105,718)

Net realized gain (loss)	(10,789,970)	16,874,423

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(80,012,965)	(80,299,625)
Investments — Affiliated	(185)	2,357
Futures contracts	31,616	8,379
Net change in unrealized appreciation (depreciation)	(79,981,534)	(80,288,889)

Net realized and unrealized loss	(90,771,504)	(63,414,466)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(79,904,323)	$(53,365,553)

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets

	iShares Focused Value Factor ETF		iShares U.S. Aerospace & Defense ETF
	Year Ended 03/31/20	Period From 03/19/19 to 03/31/19 (a)	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$832,369	$24,415	$81,215,346	$49,513,982
Net realized gain (loss)	(432,465)	—	109,238,230	662,511,714
Net change in unrealized appreciation (depreciation)	(10,638,834)	(549,752)	(1,414,745,761)	(698,419,445)

Net increase (decrease) in net assets resulting from operations	(10,238,930)	(525,337)	(1,224,292,185)	13,606,251

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(886,738)	—	(84,797,489)	(57,441,285)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,340,510)	32,132,430	(876,138,639)	(686,263,213)

NET ASSETS
Total increase (decrease) in net assets	(13,466,178)	31,607,093	(2,185,228,313)	(730,098,247)
Beginning of period	31,607,093	—	5,019,631,665	5,749,729,912

End of period	$18,140,915	$31,607,093	$2,834,403,352	$5,019,631,665

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

76	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF		iShares U.S. Healthcare Providers ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,738,366	$4,496,017	$6,024,680	$2,406,330
Net realized gain (loss)	(9,305,911)	18,203,440	13,349,638	90,202,825
Net change in unrealized appreciation (depreciation)	(15,164,462)	(53,671,896)	(29,986,685)	(112,369,502)

Net decrease in net assets resulting from operations	(20,732,007)	(30,972,439)	(10,612,367)	(19,760,347)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,658,799)	(4,982,516)	(6,589,181)	(34,031,357)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(52,164,741)	(93,559,287)	3,493,153	380,449,961

NET ASSETS
Total increase (decrease) in net assets	(76,555,547)	(129,514,242)	(13,708,395)	326,658,257
Beginning of year	217,641,100	347,155,342	797,909,096	471,250,839

End of year	$141,085,553	$217,641,100	$784,200,701	$797,909,096

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets  (continued)

	iShares U.S. Home Construction ETF		iShares U.S. Infrastructure ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Period From 04/03/18 to 03/31/19 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,602,053	$5,933,958	$118,869	$57,023
Net realized gain (loss)	23,568,879	(54,924,433)	(59,602)	3,222
Net change in unrealized appreciation (depreciation)	(288,252,650)	(74,094,517)	(1,428,430)	299,195

Net increase (decrease) in net assets resulting from operations	(258,081,718)	(123,084,992)	(1,369,163)	359,440

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(6,569,106)	(6,028,083)	(118,715)	(112,343)
Return of capital	—	—	(14,204)	(242)

Decrease in net assets resulting from distributions to shareholders	(6,569,106)	(6,028,083)	(132,919)	(112,585)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(175,366,107)	(342,047,604)	1,308,263	5,015,054

NET ASSETS
Total increase (decrease) in net assets	(440,016,931)	(471,160,679)	(193,819)	5,261,909
Beginning of period	1,147,656,616	1,618,817,295	5,261,909	—

End of period	$707,639,685	$1,147,656,616	$5,068,090	$5,261,909

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

78	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,970,351	$2,151,153	$16,366,543	$8,746,492
Net realized gain	2,454,215	7,517,700	386,292,194	372,887,526
Net change in unrealized appreciation (depreciation)	(19,077,696)	(8,524,018)	(576,646,130)	159,650,849

Net increase (decrease) in net assets resulting from operations	(14,653,130)	1,144,835	(173,987,393)	541,284,867

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,042,667)	(2,145,705)	(15,429,791)	(6,956,266)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(19,735,135)	(32,664,647)	677,542,405	1,403,032,787

NET ASSETS
Total increase (decrease) in net assets	(36,430,932)	(33,665,517)	488,125,221	1,937,361,388
Beginning of year	98,636,660	132,302,177	3,656,733,904	1,719,372,516

End of year	$62,205,728	$98,636,660	$4,144,859,125	$3,656,733,904

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets  (continued)

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,070,586	$4,334,116	$2,322,858	$2,685,672
Net realized loss	(41,687,293)	(17,239,747)	(70,893,405)	(87,503,354)
Net change in unrealized appreciation (depreciation)	(101,502,258)	(34,542,336)	(16,271,815)	12,621,733

Net decrease in net assets resulting from operations	(139,118,965)	(47,447,967)	(84,842,362)	(72,195,949)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,636,142)	(5,694,353)	(2,287,708)	(2,867,183)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(42,525,842)	(35,814,291)	(42,439,650)	26,113,948

NET ASSETS
Total decrease in net assets	(186,280,949)	(88,956,611)	(129,569,720)	(48,949,184)
Beginning of year	276,449,710	365,406,321	155,238,447	204,187,631

End of year	$90,168,761	$276,449,710	$25,668,727	$155,238,447

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

80	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,885,667	$4,511,894	$106,092,992	$110,506,172
Net realized gain (loss)	9,942,498	(50,478,343)	508,188,551	108,233,484
Net change in unrealized appreciation (depreciation)	(49,495,781)	63,312,773	(1,210,119,563)	390,900,061

Net increase (decrease) in net assets resulting from operations	(34,667,616)	17,346,324	(595,838,020)	609,639,717

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,902,342)	(4,607,197)	(140,400,588)	(138,914,692)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(69,140,296)	(17,713,342)	(794,268,827)	530,138,554

NET ASSETS
Total increase (decrease) in net assets	(108,710,254)	(4,974,215)	(1,530,507,435)	1,000,863,579
Beginning of year	385,113,828	390,088,043	4,597,605,220	3,596,741,641

End of year	$276,403,574	$385,113,828	$3,067,097,785	$4,597,605,220

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets  (continued)

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,867,181	$16,083,841	$10,048,913	$7,698,139
Net realized gain (loss)	(10,789,970)	28,068,783	16,874,423	14,388,655
Net change in unrealized appreciation (depreciation)	(79,981,534)	(133,695,160)	(80,288,889)	22,988,307

Net increase (decrease) in net assets resulting from operations	(79,904,323)	(89,542,536)	(53,365,553)	45,075,101

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,196,908)	(16,201,489)	(9,996,669)	(8,492,233)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(230,804,722)	(277,228,774)	(108,015,033)	110,577,068

NET ASSETS
Total increase (decrease) in net assets	(321,905,953)	(382,972,799)	(171,377,255)	147,159,936
Beginning of year	519,088,260	902,061,059	463,756,188	316,596,252

End of year	$197,182,307	$519,088,260	$292,378,933	$463,756,188

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

82	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Focused Value Factor ETF
	Year Ended 03/31/20	Period From 03/19/19 to 03/31/19	(a)

Net asset value, beginning of period	$48.63	$49.43

Net investment income(b)	1.33	0.04
Net realized and unrealized loss(c)	(18.31)	(0.84)

Net decrease from investment operations	(16.98)	(0.80)

Distributions(d)
From net investment income	(1.42)	—

Total distributions	(1.42)	—

Net asset value, end of period	$30.23	$48.63

Total Return
Based on net asset value	(35.71)%	(1.62	)%(e)

Ratios to Average Net Assets
Total expenses	0.25%	0.25	%(f)

Net investment income	2.76%	2.36	%(f)

Supplemental Data
Net assets, end of period (000)	$18,141	$31,607

Portfolio turnover rate(g)	149%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$199.59	$197.93	$148.79	$116.90	$120.15		$108.61

Net investment income(b)	3.37	1.78	1.55	1.71	1.05		1.46
Net realized and unrealized gain (loss)(c)	(55.46)	2.00	49.41	31.69	(3.26)		11.76

Net increase (decrease) from investment operations	(52.09)	3.78	50.96	33.40	(2.21)		13.22

Distributions(d)
From net investment income	(3.62)	(1.83)	(1.82)	(1.51)	(1.04)		(1.68)
From net realized gain	—	(0.29)	—	—	—		—

Total distributions	(3.62)	(2.12)	(1.82)	(1.51)	(1.04)		(1.68)

Net asset value, end of period	$143.88	$199.59	$197.93	$148.79	$116.90		$120.15

Total Return
Based on net asset value	(26.58)%	1.91%	34.40%	28.70%	(1.84	)%(e)	12.28%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	1.57%	0.90%	0.87%	1.24%	0.99	%(f)	1.29%

Supplemental Data
Net assets, end of period (000)	$2,834,403	$5,019,632	$5,749,730	$2,574,090	$637,129		$546,702

Portfolio turnover rate(g)	20%	38%	14%	14%	17	%(e)	15%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

84	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$58.82	$65.50	$51.31	$37.44	$42.46		$37.45

Net investment income(b)	1.03	0.88	0.83	0.83	0.58		0.46
Net realized and unrealized gain (loss)(c)	(7.46)	(6.51)	14.15	13.77	(4.89)		5.02

Net increase (decrease) from investment operations	(6.43)	(5.63)	14.98	14.60	(4.31)		5.48

Distributions(d)
From net investment income	(1.09)	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)

Total distributions	(1.09)	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)

Net asset value, end of period	$51.30	$58.82	$65.50	$51.31	$37.44		$42.46

Total Return
Based on net asset value	(11.15)%	(8.63)%	29.39%	39.27%	(10.23	)%(e)	14.68%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	1.60%	1.38%	1.44%	1.83%	1.53	%(f)	1.14%

Supplemental Data
Net assets, end of period (000)	$141,086	$217,641	$347,155	$171,887	$112,313		$297,222

Portfolio turnover rate(g)	15%	27%	13%	17%	26	%(e)	19%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$167.98	$157.08	$134.12	$121.98	$128.59		$94.83

Net investment income(b)	1.25	0.54	0.35	0.31	0.24		0.21
Net realized and unrealized gain (loss)(c)	(1.04)	16.99	22.97	12.14	(6.58)		33.76

Net increase (decrease) from investment operations	0.21	17.53	23.32	12.45	(6.34)		33.97

Distributions(d)
From net investment income	(1.34)	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)

Total distributions	(1.34)	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)

Net asset value, end of period	$166.85	$167.98	$157.08	$134.12	$121.98		$128.59

Total Return
Based on net asset value	0.10%	11.25%	17.40%	10.23%	(4.94	)%(e)	35.85%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	0.70%	0.29%	0.24%	0.25%	0.20	%(f)	0.18%

Supplemental Data
Net assets, end of period (000)	$784,201	$797,909	$471,251	$529,775	$676,989		$822,992

Portfolio turnover rate(g)	30%	48%	20%	12%	16	%(e)	12%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

86	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$35.26	$39.24	$31.97	$27.09	$25.90		$23.36

Net investment income(b)	0.23	0.19	0.13	0.11	0.10		0.09
Net realized and unrealized gain (loss)(c)	(6.31)	(3.97)	7.28	4.89	1.19		2.54

Net increase (decrease) from investment operations	(6.08)	(3.78)	7.41	5.00	1.29		2.63

Distributions(d)
From net investment income	(0.24)	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)

Total distributions	(0.24)	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)

Net asset value, end of period	$28.94	$35.26	$39.24	$31.97	$27.09		$25.90

Total Return
Based on net asset value	(17.40)%	(9.60)%	23.19%	18.50%	5.00	%(e)	11.28%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	0.55%	0.53%	0.34%	0.41%	0.39	%(f)	0.38%

Supplemental Data
Net assets, end of period (000)	$707,640	$1,147,657	$1,618,817	$1,426,069	$1,476,333		$2,011,455

Portfolio turnover rate(g)	15%	17%	18%	12%	14	%(e)	13%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Infrastructure ETF
	Year Ended 03/31/20	Period From 04/03/18 to 03/31/19	(a)

Net asset value, beginning of period	$26.31	$25.31

Net investment income(b)	0.49	0.43
Net realized and unrealized gain (loss)(c)	(6.00)	1.24

Net increase (decrease) from investment operations	(5.51)	1.67

Distributions(d)
From net investment income	(0.47)	(0.34)
From net realized gain	—	(0.33)
Return of capital	(0.06)	(0.00	)(e)

Total distributions	(0.53)	(0.67)

Net asset value, end of period	$20.27	$26.31

Total Return
Based on net asset value	(21.26)%	6.78	%(f)

Ratios to Average Net Assets
Total expenses	0.40%	0.40	%(g)

Net investment income	1.84%	1.67	%(g)

Supplemental Data
Net assets, end of period (000)	$5,068	$5,262

Portfolio turnover rate(h)	23%	43	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

88	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$63.64	$64.54	$60.46	$49.91	$49.04		$46.26

Net investment income(b)	1.35	1.23	1.18	1.03	0.87		0.75
Net realized and unrealized gain (loss)(c)	(13.77)	(0.89)	4.20	10.48	0.90		2.79

Net increase (decrease) from investment operations	(12.42)	0.34	5.38	11.51	1.77		3.54

Distributions(d)
From net investment income	(1.46)	(1.24)	(1.30)	(0.96)	(0.90)		(0.76)

Total distributions	(1.46)	(1.24)	(1.30)	(0.96)	(0.90)		(0.76)

Net asset value, end of period	$49.76	$63.64	$64.54	$60.46	$49.91		$49.04

Total Return
Based on net asset value	(19.92)%	0.60%	8.93%	23.25%	3.60	%(e)	7.67%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	1.95%	1.94%	1.85%	1.86%	1.89	%(f)	1.57%

Supplemental Data
Net assets, end of period (000)	$62,206	$98,637	$132,302	$166,264	$99,823		$120,146

Portfolio turnover rate(g)	8%	17%	12%	14%	10	%(e)	12%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$231.44	$184.88	$151.42	$122.48	$116.87		$95.07

Net investment income(b)	0.97	0.69	0.66	0.69	0.67		0.73
Net realized and unrealized gain (loss)(c)	(6.25)	46.38	33.33	29.06	6.47		21.79

Net increase (decrease) from investment operations	(5.28)	47.07	33.99	29.75	7.14		22.52

Distributions(d)
From net investment income	(0.90)	(0.51)	(0.53)	(0.81)	(1.53)		(0.72)

Total distributions	(0.90)	(0.51)	(0.53)	(0.81)	(1.53)		(0.72)

Net asset value, end of period	$225.26	$231.44	$184.88	$151.42	$122.48		$116.87

Total Return
Based on net asset value	(2.32)%	25.50%	22.48%	24.36%	6.13	%(e)	23.75%

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	0.39%	0.33%	0.38%	0.49%	0.61	%(f)	0.67%

Supplemental Data
Net assets, end of period (000)	$4,144,859	$3,656,734	$1,719,373	$1,052,380	$857,337		$765,524

Portfolio turnover rate(g)	9%	36%	15%	20%	17	%(e)	19%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

90	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$58.20	$63.55	$61.16	$51.96	$78.75		$90.37

Net investment income(b)	0.95	0.67	0.56	0.55	0.96		1.00
Net realized and unrealized gain (loss)(c)	(35.22)	(5.11)	2.49	9.25	(26.76)		(11.65)

Net increase (decrease) from investment operations	(34.27)	(4.44)	3.05	9.80	(25.80)		(10.65)

Distributions(d)
From net investment income	(1.10)	(0.91)	(0.66)	(0.60)	(0.99)		(0.97)

Total distributions	(1.10)	(0.91)	(0.66)	(0.60)	(0.99)		(0.97)

Net asset value, end of period	$22.83	$58.20	$63.55	$61.16	$51.96		$78.75

Total Return
Based on net asset value	(59.65)%	(7.06)%	5.09%	18.88%	(32.89	)%(e)	(11.80)%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	1.87%	1.00%	0.96%	0.93%	1.74	%(f)	1.21%

Supplemental Data
Net assets, end of period (000)	$90,169	$276,450	$365,406	$418,955	$368,947		$543,362

Portfolio turnover rate(g)	25%	12%	17%	8%	18	%(e)	7%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18		Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$25.24	$32.41	$42.09		$35.72	$54.16		$70.65

Net investment income(b)	0.47	0.34	1.18	(c)	0.33	0.71		0.93
Net realized and unrealized gain (loss)(d)	(19.27)	(7.14)	(9.61)		6.39	(18.42)		(16.48)

Net increase (decrease) from investment operations	(18.80)	(6.80)	(8.43)		6.72	(17.71)		(15.55)

Distributions(e)
From net investment income	(0.47)	(0.37)	(1.25)		(0.35)	(0.73)		(0.94)

Total distributions	(0.47)	(0.37)	(1.25)		(0.35)	(0.73)		(0.94)

Net asset value, end of period	$5.97	$25.24	$32.41		$42.09	$35.72		$54.16

Total Return
Based on net asset value	(75.48)%	(21.10)%	(20.19	)%(f)	18.88%	(32.83	)%(g)	(22.07)%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%		0.44%	0.44	%(h)	0.43%

Net investment income	2.44%	1.09%	3.37	%(c)	0.81%	1.91	%(h)	1.52%

Supplemental Data
Net assets, end of period (000)	$25,669	$155,238	$204,188		$250,434	$233,938		$389,980

Portfolio turnover rate(i)	23%	35%	25%		27%	18	%(g)	14%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.

(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

92	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$154.05	$147.20	$150.97	$137.03	$168.05		$129.31

Net investment income(b)	2.14	1.73	2.25	1.28	1.54		1.53
Net realized and unrealized gain (loss)(c)	(19.09)	6.91	(3.75)	14.01	(29.40)		39.00

Net increase (decrease) from investment operations	(16.95)	8.64	(1.50)	15.29	(27.86)		40.53

Distributions(d)
From net investment income	(2.27)	(1.79)	(2.27)	(1.35)	(1.52)		(1.61)
From net realized gain	—	—	—	—	(1.64)		(0.18)

Total distributions	(2.27)	(1.79)	(2.27)	(1.35)	(3.16)		(1.79)

Net asset value, end of period	$134.83	$154.05	$147.20	$150.97	$137.03		$168.05

Total Return
Based on net asset value	(11.06)%	5.88%	(1.05)%	11.19%	(16.84	)%(e)	31.58%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	1.45%	1.12%	1.47%	0.87%	1.03	%(f)	1.03%

Supplemental Data
Net assets, end of period (000)	$276,404	$385,114	$390,088	$717,098	$637,189		$1,167,951

Portfolio turnover rate(g)	40%	51%	23%	33%	31	%(e)	37%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$86.99	$75.48	$78.51	$77.88	$75.44		$69.75

Net investment income(b)	2.16	2.28	2.22	2.19	1.84		1.92
Net realized and unrealized gain (loss)(c)	(16.61)	11.86	(2.36)	1.67	3.79		6.47

Net increase (decrease)from investment operations	(14.45)	14.14	(0.14)	3.86	5.63		8.39

Distributions(d)
From net investment income	(2.83)	(2.63)	(2.89)	(3.23)	(2.60)		(2.55)
From net realized gain	—	—	—	—	(0.59)		(0.15)

Total distributions	(2.83)	(2.63)	(2.89)	(3.23)	(3.19)		(2.70)

Net asset value, end of period	$69.71	$86.99	$75.48	$78.51	$77.88		$75.44

Total Return
Based on net asset value	(17.14)%	19.09%	(0.29)%	5.03%	7.77	%(e)	12.14%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	2.39%	2.85%	2.80%	2.77%	2.72	%(f)	2.55%

Supplemental Data
Net assets, end of period (000)	$3,067,098	$4,597,605	$3,596,742	$4,608,522	$4,466,380		$4,937,495

Portfolio turnover rate(g)	8%	11%	13%	18%	13	%(e)	21%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

94	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$43.44	$50.39	$44.79	$31.79	$34.87		$33.02

Net investment income(b)	1.20	1.01	0.80	0.71	0.63		0.61
Net realized and unrealized gain (loss)(c)	(14.32)	(6.91)	5.60	12.95	(3.04)		1.84

Net increase (decrease) from investment operations	(13.12)	(5.90)	6.40	13.66	(2.41)		2.45

Distributions(d)
From net investment income	(1.32)	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)

Total distributions	(1.32)	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)

Net asset value, end of period	$29.00	$43.44	$50.39	$44.79	$31.79		$34.87

Total Return
Based on net asset value	(31.09)%	(11.79)%	14.42%	43.37%	(7.08	)%(e)	7.44%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	2.60%	2.08%	1.68%	1.79%	1.99	%(f)	1.80%

Supplemental Data
Net assets, end of period (000)	$197,182	$519,088	$902,061	$747,957	$410,119		$543,990

Portfolio turnover rate(g)	5%	10%	4%	6%	11	%(e)	5%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15

Net asset value, beginning of period	$29.73	$27.06	$32.38	$30.71	$30.75		$29.34

Net investment income(b)	0.71	0.49	0.74	0.66	0.44		0.64
Net realized and unrealized gain (loss)(c)	(4.80)	2.71	(5.08)	1.87	0.12		1.43

Net increase (decrease) from investment operations	(4.09)	3.20	(4.34)	2.53	0.56		2.07

Distributions(d)
From net investment income	(0.76)	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)

Total distributions	(0.76)	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)

Net asset value, end of period	$24.88	$29.73	$27.06	$32.38	$30.71		$30.75

Total Return
Based on net asset value	(13.99)%	11.91%	(13.63)%	8.25%	1.93	%(e)	7.15%

Ratios to Average Net Assets
Total expenses	0.42%	0.42%	0.43%	0.44%	0.44	%(f)	0.43%

Net investment income	2.40%	1.73%	2.41%	2.02%	1.67	%(f)	2.14%

Supplemental Data
Net assets, end of period (000)	$292,379	$463,756	$316,596	$519,768	$560,382		$713,380

Portfolio turnover rate(g)	41%	35%	86%	47%	24	%(e)	49%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Focused Value Factor	Non-diversified
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers & Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Infrastructure	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

98	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Focused Value Factor
Goldman Sachs & Co	$452,933	$452,933		$—	$—

U.S. Aerospace & Defense
Barclays Bank PLC	$538,559	$538,559		$—	$—
Barclays Capital Inc.	32,385	32,385		—	—
BNP Paribas Prime Brokerage International Ltd.	579,871	579,871		—	—
BNP Paribas Securities Corp.	12,393	12,393		—	—
BofA Securities, Inc.	7,867,370	7,867,370		—	—
Citadel Clearing LLC	6,510,692	6,510,692		—	—
Citigroup Global Markets Inc.	867,735	867,735		—	—
Credit Suisse AG	2,497,068	2,497,068		—	—
Deutsche Bank Securities Inc.	139,584	138,968		—	(616	)(b)
Goldman Sachs & Co.	2,365,414	2,365,414		—	—
HSBC Bank PLC	285,261	285,261		—	—
JPMorgan Securities LLC	22,488,504	22,488,504		—	—
Morgan Stanley & Co. LLC	19,834,397	19,834,397		—	—
National Financial Services LLC	1,822,704	1,822,704		—	—
RBC Capital Markets LLC	117,257	117,257		—	—
Scotia Capital (USA) Inc.	205,068	205,068		—	—
SG Americas Securities LLC	14,922	14,922		—	—
State Street Bank & Trust Company	13,571	13,571		—	—
UBS AG	19,423,044	19,423,044		—	—
UBS Securities LLC	1,924,938	1,924,938		—	—
Virtu Americas LLC	513,922	513,922		—	—
Wells Fargo Bank, National Association	4,260,095	4,260,095		—	—
Wells Fargo Securities LLC	819,987	819,987		—	—

	$93,134,741	$93,134,125		$—	$(616)

U.S. Broker-Dealers & Securities Exchanges
BNP Paribas Prime Brokerage International Ltd.	$101,237	$101,237		$—	$—
BofA Securities, Inc.	1,647,300	1,647,300		—	—
Citigroup Global Markets Inc.	17,482	17,482		—	—

	$1,766,019	$1,766,019		$—	$—

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Healthcare Providers
Barclays Bank PLC	$353,651	$353,651		$—	$—
Barclays Capital Inc.	1,543,332	1,543,332		—	—
BNP Paribas Prime Brokerage International Ltd.	3,383,695	3,383,695		—	—
BNP Paribas Securities Corp.	2,507,597	2,507,597		—	—
BofA Securities, Inc.	22,499,328	22,499,328		—	—
Citigroup Global Markets Inc.	30,418	30,129		—	(289	)(b)
Credit Suisse AG	321,636	321,636		—	—
Credit Suisse Securities (USA) LLC	696,416	696,416		—	—
Deutsche Bank Securities Inc.	36,603	36,603		—	—
Goldman Sachs & Co.	9,762,466	9,762,466		—	—
HSBC Bank PLC	2,374,841	2,374,841		—	—
Jefferies LLC	19,816	19,816		—	—
JPMorgan Securities LLC	3,663,172	3,663,172		—	—
Morgan Stanley & Co. LLC	1,007,512	1,007,512		—	—
National Financial Services LLC	18,180	18,180		—	—
Nomura Securities International Inc.	418,990	418,990		—	—
UBS AG	2,955,708	2,955,708		—	—
UBS Securities LLC	1,394,230	1,394,230		—	—
Wells Fargo Bank, National Association	998,703	997,162		—	(1,541	)(b)
Wells Fargo Securities LLC	334,800	334,800		—	—

	$54,321,094	$54,319,264		$—	$(1,830)

U.S. Home Construction
Barclays Capital Inc.	$40,700	$40,700		$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,467,113	2,467,113		—	—
BofA Securities, Inc.	1,682,114	1,682,114		—	—
Citigroup Global Markets Inc.	11,037,523	11,037,523		—	—
Credit Suisse AG	2,266,902	2,266,902		—	—
Deutsche Bank Securities Inc.	148,591	148,591		—	—
HSBC Bank PLC	21,282	21,282		—	—
JPMorgan Securities LLC	8,073,078	8,073,078		—	—
Morgan Stanley & Co. LLC	722	722		—	—
Scotia Capital (USA) Inc.	93,061	93,061		—	—
SG Americas Securities LLC	169,737	161,744		—	(7,993	)(b)
Wells Fargo Bank, National Association	1,035,211	1,035,211		—	—
Wells Fargo Securities LLC	2,532,691	2,532,691		—	—

	$29,568,725	$29,560,732		$—	$(7,993)

U.S. Infrastructure
Barclays Capital Inc.	$19,624	$18,614		$—	$(1,010	)(b)
BofA Securities, Inc.	98	95		—	(3	)(b)
Citadel Clearing LLC	25,825	25,825		—	—
Citigroup Global Markets Inc.	22,643	21,562		—	(1,081	)(b)
Credit Suisse Securities (USA) LLC	26,571	26,571		—	—
UBS AG	19,574	18,597		—	(977	)(b)

	$114,335	$111,264		$—	$(3,071)

U.S. Insurance
Barclays Bank PLC	$206,805	$206,805		$—	$—
BofA Securities, Inc.	52,715	52,715		—	—
Goldman Sachs & Co.	194,708	194,708		—	—
HSBC Bank PLC	14,082	14,082		—	—
Scotia Capital (USA) Inc.	2,417	2,417		—	—
SG Americas Securities LLC	120,720	120,720		—	—
Wells Fargo Securities LLC	101,371	101,371		—	—

	$692,818	$692,818		$—	$—

100	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Medical Devices
Barclays Bank PLC	$1,097,530	$1,097,530		$—	$—
Barclays Capital Inc.	155,360	155,360		—	—
BNP Paribas Prime Brokerage International Ltd.	6,770,242	6,770,242		—	—
BofA Securities, Inc.	11,933,970	11,933,970		—	—
Citigroup Global Markets Inc.	56,003,334	56,003,334		—	—
Credit Suisse AG	17,648,801	17,648,801		—	—
Credit Suisse Securities (USA) LLC	20,642	20,486		—	(156	)(b)
Deutsche Bank Securities Inc.	109,684	109,684		—	—
Goldman Sachs & Co.	2,594,033	2,594,033		—	—
HSBC Bank PLC	483,303	483,303		—	—
Jefferies LLC	4,846,216	4,846,216		—	—
JPMorgan Securities LLC	20,467,868	20,467,868		—	—
Morgan Stanley & Co. LLC	6,140,964	6,140,964		—	—
National Financial Services LLC	2,235,818	2,235,818		—	—
Scotia Capital (USA) Inc.	70,978	70,978		—	—
SG Americas Securities LLC	844,435	844,435		—	—
State Street Bank & Trust Company	1,616	1,616		—	—
UBS AG	18,521,976	18,521,976		—	—
UBS Securities LLC	6,699,622	6,699,622		—	—
Virtu Americas LLC	2,504,817	2,504,817		—	—
Wells Fargo Bank, National Association	2,762,534	2,762,534		—	—
Wells Fargo Securities LLC	193,307	190,785		—	(2,522	)(b)

	$162,107,050	$162,104,372		$—	$(2,678)

U.S. Oil & Gas Exploration & Production
Barclays Bank PLC	$62,177	$62,177		$—	$—
Barclays Capital Inc.	21,802	21,802		—	—
BNP Paribas Securities Corp.	52,800	52,800		—	—
BofA Securities, Inc.	1,842,500	1,833,449		—	(9,051	)(b)
Citigroup Global Markets Inc.	48,364	48,364		—	—
Credit Suisse AG	113,385	113,385		—	—
Credit Suisse Securities (USA) LLC	2,521	2,521		—	—
Deutsche Bank Securities Inc.	4,376	4,376		—	—
Goldman Sachs & Co.	11,550	11,550		—	—
JPMorgan Securities LLC	17,742	17,742		—	—
Scotia Capital (USA) Inc.	4,295	4,295		—	—
UBS AG	130,140	130,140		—	—
UBS Securities LLC	30,560	30,560		—	—
Wells Fargo Bank, National Association	69,444	59,853		—	(9,591	)(b)
Wells Fargo Securities LLC	38,943	38,943		—	—

	$2,450,599	$2,431,957		$—	$(18,642)

U.S. Oil Equipment & Services
BNP Paribas Prime Brokerage International Ltd.	$2,124	$2,028		$—	$(96	)(b)
BofA Securities, Inc.	1,068,167	1,061,302		—	(6,865	)(b)
Credit Suisse AG	116,838	116,838		—	—
Credit Suisse Securities (USA) LLC	5,180	5,180		—	—
Deutsche Bank Securities Inc.	4,819	4,590		—	(229	)(b)
Goldman Sachs & Co.	38,405	38,405		—	—
Morgan Stanley & Co. LLC	1,311,706	1,253,296		—	(58,410	)(b)
RBC Capital Markets LLC	42,575	42,575		—	—
Scotia Capital (USA) Inc.	41,694	41,694		—	—
UBS AG	54,510	54,510		—	—

	$2,686,018	$2,620,418		$—	$(65,600)

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

U.S. Pharmaceuticals
Barclays Bank PLC	$1,718,132	$1,718,132	$—	$—
Barclays Capital Inc.	45,654	45,654	—	—
BNP Paribas Prime Brokerage International Ltd.	51,642	51,642	—	—
BofA Securities, Inc.	5,883	5,878	—	(5	)(b)
Citigroup Global Markets Inc.	496,030	496,030	—	—
Credit Suisse AG	508	508	—	—
Credit Suisse Securities (USA) LLC	367,449	367,449	—	—
Goldman Sachs & Co.	773,954	678,045	—	(95,909	)(b)
JPMorgan Securities LLC	860,898	860,898	—	—
Morgan Stanley & Co. LLC	3,376,753	3,376,753	—	—
SG Americas Securities LLC	36,575	36,575	—	—
UBS AG	21,106	21,106	—	—
UBS Securities LLC	59,298	59,298	—	—

	$7,813,882	$7,717,968	$—	$(95,914)

U.S. Real Estate
BofA Securities, Inc.	$2,059,992	$2,059,992	$—	$—
HSBC Bank PLC	2,021	2,021	—	—
Morgan Stanley & Co. LLC	12,448,852	12,448,852	—	—
State Street Bank & Trust Company	1,050	1,050	—	—
Wells Fargo Bank, National Association	596,136	596,136	—	—

	$15,108,051	$15,108,051	$—	$—

U.S. Regional Banks
BNP Paribas Securities Corp.	$105,756	$105,756	$—	$—

U.S. Telecommunications
Barclays Bank PLC	$228,522	$228,522	$—	$—
Barclays Capital Inc.	143,284	143,284	—	—
BNP Paribas Prime Brokerage International Ltd.	27,072	27,072	—	—
BNP Paribas Securities Corp.	415,857	415,857	—	—
BofA Securities, Inc.	10,044,687	10,044,687	—	—
Citigroup Global Markets Inc.	2,318,628	2,318,628	—	—
Credit Suisse AG	12,121	12,121	—	—
Goldman Sachs & Co.	150,895	150,895	—	—
HSBC Bank PLC	269,329	229,565	—	(39,764	)(b)
JPMorgan Securities LLC	252,749	252,749	—	—
Morgan Stanley & Co. LLC	6,927,800	6,927,800	—	—
National Financial Services LLC	59,384	59,384	—	—
Scotia Capital (USA) Inc.	60,828	60,828	—	—
SG Americas Securities LLC	141,785	141,785	—	—
UBS AG	1,818,345	1,818,345	—	—
UBS Securities LLC	284,087	284,087	—	—
Virtu Americas LLC	463,542	463,542	—	—
Wells Fargo Bank, National Association	367,870	367,870	—	—
Wells Fargo Securities LLC	551,310	551,310	—	—

	$24,538,095	$24,498,331	$—	$(39,764)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

102	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, except for the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.25% and 0.40%, respectively, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (continued)

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Focused Value Factor	$215
U.S. Aerospace & Defense	171,985
U.S. Broker-Dealers & Securities Exchanges	1,877
U.S. Healthcare Providers	68,828
U.S. Home Construction	65,840
U.S. Infrastructure	2,031
U.S. Insurance	4,166
U.S. Medical Devices	427,188
U.S. Oil & Gas Exploration & Production	34,428
U.S. Oil Equipment & Services	19,964
U.S. Pharmaceuticals	69,448
U.S. Real Estate	19,700
U.S. Regional Banks	11,315
U.S. Telecommunications	37,703

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Aerospace & Defense	$241,492,115	$305,988,877	$(498,020)
U.S. Broker-Dealers & Securities Exchanges	10,441,207	5,801,545	(189,888)
U.S. Healthcare Providers	66,019,627	37,768,085	(7,554,426)
U.S. Home Construction	48,518,629	25,783,918	(4,869,971)
U.S. Insurance	3,499,849	1,023,483	(246,700)
U.S. Medical Devices	46,676,104	90,977,257	(3,319,132)
U.S. Oil & Gas Exploration & Production	17,931,527	15,809,652	(4,490,339)
U.S. Oil Equipment & Services	6,902,979	9,508,859	(13,522,951)
U.S. Pharmaceuticals	83,309,404	59,444,884	(17,268,565)
U.S. Real Estate	19,553,392	36,255,910	(9,622,686)
U.S. Regional Banks	4,636,669	1,264,627	(207,187)
U.S. Telecommunications	21,901,106	96,278,775	(12,686,798)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

104	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Focused Value Factor	$44,140,424	$44,216,368
U.S. Aerospace & Defense	1,032,612,269	1,048,115,139
U.S. Broker-Dealers & Securities Exchanges	35,458,348	35,510,936
U.S. Healthcare Providers	248,442,252	252,727,729
U.S. Home Construction	172,873,032	177,368,393
U.S. Infrastructure	1,492,922	1,480,995
U.S. Insurance	8,271,285	8,966,604
U.S. Medical Devices	382,291,046	386,762,713
U.S. Oil & Gas Exploration & Production	54,190,060	55,208,217
U.S. Oil Equipment & Services	21,444,445	21,792,709
U.S. Pharmaceuticals	134,062,246	135,508,602
U.S. Real Estate	348,614,820	343,890,618
U.S. Regional Banks	21,345,218	23,618,734
U.S. Telecommunications	171,396,053	173,247,485

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Focused Value Factor	$—	$2,277,202
U.S. Aerospace & Defense	1,366,469,678	2,228,952,281
U.S. Broker-Dealers & Securities Exchanges	37,965,184	89,573,196
U.S. Healthcare Providers	816,464,088	811,524,057
U.S. Home Construction	3,343,014,221	3,513,378,932
U.S. Infrastructure	1,291,444	—
U.S. Insurance	3,166,480	22,379,017
U.S. Medical Devices	3,402,627,917	2,718,881,642
U.S. Oil & Gas Exploration & Production	70,651,077	112,845,341
U.S. Oil Equipment & Services	31,038,780	73,213,915
U.S. Pharmaceuticals	231,264,544	299,448,268
U.S. Real Estate	16,276,423,392	17,066,983,066
U.S. Regional Banks	34,097,184	262,852,279
U.S. Telecommunications	607,380,528	713,488,762

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Focused Value Factor	$20,959	$(20,959)
U.S. Aerospace & Defense	239,185,991	(239,185,991)
U.S. Broker-Dealers & Securities Exchanges	(2,604,975)	2,604,975
U.S. Healthcare Providers	18,907,632	(18,907,632)
U.S. Home Construction	28,120,458	(28,120,458)
U.S. Insurance	3,484,204	(3,484,204)
U.S. Medical Devices	395,981,713	(395,981,713)
U.S. Oil & Gas Exploration & Production	(22,211,074)	22,211,074
U.S. Oil Equipment & Services	(28,981,447)	28,981,447
U.S. Pharmaceuticals	28,106,483	(28,106,483)
U.S. Real Estate	488,188,016	(488,188,016)
U.S. Regional Banks	(9,130,709)	9,130,709
U.S. Telecommunications	22,467,442	(22,467,442)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Period Ended 03/31/19
Focused Value Factor
Ordinary income	$886,738	$—

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
U.S. Aerospace & Defense
Ordinary income	$84,797,489	$49,513,982
Long-term capital gains	—	7,927,303

	$84,797,489	$57,441,285

U.S. Broker-Dealers & Securities Exchanges
Ordinary income	$3,658,799	$4,982,516

U.S. Healthcare Providers
Ordinary income	$6,589,181	$34,031,357

U.S. Home Construction
Ordinary income	$6,569,106	$6,028,083

iShares ETF	Year Ended 03/31/20	Period Ended 03/31/19
U.S. Infrastructure
Ordinary income	$118,715	$112,343
Return of capital	14,204	242

	$132,919	$112,585

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
U.S. Insurance
Ordinary income	$2,042,667	$2,145,705

U.S. Medical Devices
Ordinary income	$15,429,791	$6,956,266

U.S. Oil & Gas Exploration & Production
Ordinary income	$4,636,142	$5,694,353

U.S. Oil Equipment & Services
Ordinary income	$2,287,708	$2,867,183

106	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
U.S. Pharmaceuticals
Ordinary income	$4,902,342	$4,607,197

U.S. Real Estate
Ordinary income	$140,400,588	$138,914,692

U.S. Regional Banks
Ordinary income	$11,196,908	$16,201,489

U.S. Telecommunications
Ordinary income	$9,996,669	$8,492,233

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Focused Value Factor	$—	$(338,591)	$(11,333,373)	$(11,671,964)
U.S. Aerospace & Defense	—	(196,788,244)	(1,230,021,035)	(1,426,809,279)
U.S. Broker-Dealers & Securities Exchanges	155,197	(32,126,015)	(45,032,263)	(77,003,081)
U.S. Healthcare Providers	345,107	(97,142,424)	(145,888,306)	(242,685,623)
U.S. Home Construction	32,947	(36,301,853)	(501,159,847)	(537,428,753)
U.S. Infrastructure	—	(29,247)	(1,211,534)	(1,240,781)
U.S. Insurance	—	(1,667,808)	(14,971,786)	(16,639,594)
U.S. Medical Devices	4,011,038	(37,052,155)	(297,876,547)	(330,917,664)
U.S. Oil & Gas Exploration & Production	—	(103,489,644)	(230,571,185)	(334,060,829)
U.S. Oil Equipment & Services	35,149	(202,655,454)	(127,391,571)	(330,011,876)
U.S. Pharmaceuticals	—	(161,449,195)	(69,175,160)	(230,624,355)
U.S. Real Estate	—	(41,177,503)	(1,469,288,120)	(1,510,465,623)
U.S. Regional Banks	505,902	(11,593,640)	(148,346,101)	(159,433,839)
U.S. Telecommunications	52,244	(202,192,179)	(86,913,400)	(289,053,335)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the characterization of corporate actions.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Focused Value Factor	$29,926,079	$466,007	$(11,799,380)	$(11,333,373)
U.S. Aerospace & Defense	4,161,727,583	66,247,160	(1,296,268,195)	(1,230,021,035)
U.S. Broker-Dealers & Securities Exchanges	187,872,524	3,168,997	(48,201,260)	(45,032,263)
U.S. Healthcare Providers	986,465,398	18,573,557	(164,461,863)	(145,888,306)
U.S. Home Construction	1,241,862,756	11,411	(501,171,258)	(501,159,847)
U.S. Infrastructure	6,384,330	292,250	(1,503,784)	(1,211,534)
U.S. Insurance	77,791,679	4,930,410	(19,902,196)	(14,971,786)
U.S. Medical Devices	4,612,138,616	100,921,276	(398,797,823)	(297,876,547)
U.S. Oil & Gas Exploration & Production	324,035,240	946	(230,572,131)	(230,571,185)
U.S. Oil Equipment & Services	155,505,097	708	(127,392,279)	(127,391,571)
U.S. Pharmaceuticals	353,583,397	5,369,892	(74,545,052)	(69,175,160)
U.S. Real Estate	4,536,880,306	11,204,228	(1,480,492,348)	(1,469,288,120)
U.S. Regional Banks	345,187,869	229,755	(148,575,856)	(148,346,101)
U.S. Telecommunications	404,956,536	2,281,456	(89,194,856)	(86,913,400)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Period Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Focused Value Factor
Shares sold	—	$—	650,000	$32,132,430
Shares redeemed	(50,000)	(2,340,510)	—	—

Net increase (decrease)	(50,000)	$(2,340,510)	650,000	$32,132,430

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
U.S. Aerospace & Defense
Shares sold	6,200,000	$1,376,639,641	13,000,000	$2,595,532,840
Shares redeemed	(11,650,000)	(2,252,778,280)	(16,900,000)	(3,281,796,053)

Net decrease	(5,450,000)	$(876,138,639)	(3,900,000)	$(686,263,213)

U.S. Broker-Dealers & Securities Exchanges
Shares sold	600,000	$38,074,129	2,700,000	$175,653,700
Shares redeemed	(1,550,000)	(90,238,870)	(4,300,000)	(269,212,987)

Net decrease	(950,000)	$(52,164,741)	(1,600,000)	$(93,559,287)

108	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
U.S. Healthcare Providers
Shares sold	4,650,000	$821,661,091	6,900,000	$1,297,587,771
Shares redeemed	(4,700,000)	(818,167,938)	(5,150,000)	(917,137,810)

Net increase (decrease)	(50,000)	$3,493,153	1,750,000	$380,449,961

U.S. Home Construction
Shares sold	77,750,000	$3,359,582,082	84,200,000	$2,960,440,133
Shares redeemed	(85,850,000)	(3,534,948,189)	(92,900,000)	(3,302,487,737)

Net decrease	(8,100,000)	$(175,366,107)	(8,700,000)	$(342,047,604)

	Year Ended 03/31/20		Period Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
U.S. Infrastructure
Shares sold	50,000	$1,308,263	200,000	$5,015,054

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
U.S. Insurance
Shares sold	50,000	$3,430,500	250,000	$15,038,177
Shares redeemed	(350,000)	(23,165,635)	(750,000)	(47,702,824)

Net decrease	(300,000)	$(19,735,135)	(500,000)	$(32,664,647)

U.S. Medical Devices
Shares sold	14,250,000	$3,411,818,792	15,900,000	$3,376,233,703
Shares redeemed	(11,650,000)	(2,734,276,387)	(9,400,000)	(1,973,200,916)

Net increase	2,600,000	$677,542,405	6,500,000	$1,403,032,787

U.S. Oil & Gas Exploration & Production
Shares sold	1,750,000	$70,874,410	3,500,000	$236,203,694
Shares redeemed	(2,550,000)	(113,400,252)	(4,500,000)	(272,017,985)

Net decrease	(800,000)	$(42,525,842)	(1,000,000)	$(35,814,291)

U.S. Oil Equipment & Services
Shares sold	2,050,000	$31,187,835	4,800,000	$157,329,627
Shares redeemed	(3,900,000)	(73,627,485)	(4,950,000)	(131,215,679)

Net increase (decrease)	(1,850,000)	$(42,439,650)	(150,000)	$26,113,948

U.S. Pharmaceuticals
Shares sold	1,550,000	$231,697,191	750,000	$120,662,178
Shares redeemed	(2,000,000)	(300,837,487)	(900,000)	(138,375,520)

Net decrease	(450,000)	$(69,140,296)	(150,000)	$(17,713,342)

U.S. Real Estate
Shares sold	183,100,000	$16,374,841,039	273,900,000	$21,905,459,755
Shares redeemed	(191,950,000)	(17,169,109,866)	(268,700,000)	(21,375,321,201)

Net increase (decrease)	(8,850,000)	$(794,268,827)	5,200,000	$530,138,554

U.S. Regional Banks
Shares sold	800,000	$34,265,228	3,000,000	$149,110,678
Shares redeemed	(5,950,000)	(265,069,950)	(8,950,000)	(426,339,452)

Net decrease	(5,150,000)	$(230,804,722)	(5,950,000)	$(277,228,774)

U.S. Telecommunications
Shares sold	20,900,000	$610,783,233	33,900,000	$958,747,527
Shares redeemed	(24,750,000)	(718,798,266)	(30,000,000)	(848,170,459)

Net increase (decrease)	(3,850,000)	$(108,015,033)	3,900,000	$110,577,068

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Focused Value Factor ETF, iShares U.S. Aerospace & Defense ETF,

iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF,

iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF,

iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF,

iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF,

iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Focused Value Factor ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020 and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year ended March 31, 2020, and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Focused Value Factor ETF: statement of changes in net assets for the year ended March 31, 2020 and for the period March 19, 2019 (commencement of operations) through March 31, 2019
iShares U.S. Infrastructure ETF: statement of changes in net assets for the year ended March 31, 2020 and for the period April 3, 2018 (commencement of operations) through March 31, 2019

iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF: statements of changes in net assets for each of the two years in the period ended March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	111

Important Tax Information (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Focused Value Factor	86.54%
U.S. Aerospace & Defense	100.00%
U.S. Broker-Dealers & Securities Exchanges	100.00%
U.S. Healthcare Providers	100.00%
U.S. Home Construction	100.00%
U.S. Infrastructure	100.00%
U.S. Insurance	100.00%
U.S. Medical Devices	100.00%
U.S. Oil & Gas Exploration & Production	100.00%
U.S. Oil Equipment & Services	55.16%
U.S. Pharmaceuticals	100.00%
U.S. Regional Banks	100.00%
U.S. Telecommunications	100.00%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Focused Value Factor	$820,479
U.S. Aerospace & Defense	102,392,602
U.S. Broker-Dealers & Securities Exchanges	4,796,686
U.S. Healthcare Providers	9,278,512
U.S. Home Construction	10,520,348
U.S. Infrastructure	141,771
U.S. Insurance	2,384,858
U.S. Medical Devices	32,639,248
U.S. Oil & Gas Exploration & Production	4,874,143
U.S. Oil Equipment & Services	2,641,829
U.S. Pharmaceuticals	6,081,014
U.S. Real Estate	2,495,234
U.S. Regional Banks	12,528,617
U.S. Telecommunications	11,258,173

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Business Income
Focused Value Factor	$42,768
U.S. Real Estate	71,059,139

112	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Focused Value Factor ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	113

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Focused Value Factor	$1.423906	$—	$—	$1.423906	100%	—%	—%		100%
U.S. Aerospace & Defense	3.619226	—	—	3.619226	100	—	—		100
U.S. Infrastructure(a)	0.531159	—	0.000520	0.531679	100	—	0	(b)	100
U.S. Insurance	1.456279	—	—	1.456279	100	—	—		100
U.S. Medical Devices(a)	0.897690	—	0.001482	0.899172	100	—	0	(b)	100
U.S. Pharmaceuticals	2.265960	—	—	2.265960	100	—	—		100
U.S. Real Estate	2.831798	—	—	2.831798	100	—	—		100
U.S. Regional Banks	1.323289	—	—	1.323289	100	—	—		100
U.S. Telecommunications(a)	0.749609	—	0.006185	0.755794	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Focused Value Factor ETF

Period Covered: March 21, 2019 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	29	11.15%
At NAV	7	2.69
Less than 0.0% and Greater than –0.5%	224	86.16

	260	100.00%

114	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares U.S. Aerospace & Defense ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 0.5% and Less than 1.0%	1	0.08
Greater than 0.0% and Less than 0.5%	615	46.58
At NAV	261	19.77
Less than 0.0% and Greater than –0.5%	434	32.88
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	488	36.97
At NAV	222	16.82
Less than 0.0% and Greater than –0.5%	608	46.05
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares U.S. Healthcare Providers ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	491	37.20
At NAV	214	16.21
Less than 0.0% and Greater than –0.5%	613	46.43
Less than –2.0% and Greater than –2.5%	1	0.08

	1,320	100.00%

iShares U.S. Home Construction ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Greater than 0.0% and Less than 0.5%	584	44.23
At NAV	142	10.76
Less than 0.0% and Greater than –0.5%	576	43.64
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	115

Supplemental Information  (unaudited) (continued)

iShares U.S. Infrastructure ETF

Period Covered: April 05, 2018 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	341	68.07%
At NAV	22	4.39
Less than 0.0% and Greater than –0.5%	138	27.54

	501	100.00%

iShares U.S. Insurance ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	424	32.12%
At NAV	207	15.68
Less than 0.0% and Greater than –0.5%	688	52.12
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares U.S. Medical Devices ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	582	44.09
At NAV	277	20.98
Less than 0.0% and Greater than –0.5%	460	34.85

	1,320	100.00%

iShares U.S. Oil & Gas Exploration & Production ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	5	0.38
Greater than 0.0% and Less than 0.5%	444	33.63
At NAV	247	18.71
Less than 0.0% and Greater than –0.5%	610	46.21
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15

	1,320	100.00%

116	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares U.S. Oil Equipment & Services ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	435	32.95%
At NAV	148	11.21
Less than 0.0% and Greater than –0.5%	736	55.76
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

iShares U.S. Pharmaceuticals ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	340	25.76
At NAV	109	8.26
Less than 0.0% and Greater than –0.5%	870	65.90

	1,320	100.00%

iShares U.S. Real Estate ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	440	33.33%
At NAV	215	16.29
Less than 0.0% and Greater than –0.5%	664	50.30
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares U.S. Regional Banks ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	423	32.05%
At NAV	250	18.94
Less than 0.0% and Greater than –0.5%	647	49.01

	1,320	100.00%

SUPPLEMENTAL INFORMATION	117

Supplemental Information  (unaudited) (continued)

iShares U.S. Telecommunications ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	2	0.15
Greater than 0.0% and Less than 0.5%	612	46.35
At NAV	108	8.18
Less than 0.0% and Greater than –0.5%	586	44.39
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds

118	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares U.S. Real Estate ETF in respect of the Company’s financial year ending 31 December 2019 is USD 362.30 thousand. This figure is comprised of fixed remuneration of USD 167.5 thousand and variable remuneration of USD 194.8 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares U.S. Real Estate ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 46.2 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 5.43 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares U.S. Regional Banks ETF in respect of the Company’s financial year ending 31 December 2019 is USD 34.02 thousand. This figure is comprised of fixed remuneration of USD 15.73 thousand and variable remuneration of USD 18.29 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares U.S. Regional Banks ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 4.34 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 0.51 thousand.

SUPPLEMENTAL INFORMATION	119

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company(since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

120	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	121

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

122	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	123

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-311-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Mortgage Real Estate ETF | REM | Cboe BZX
•	iShares Residential Real Estate ETF | REZ | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.

In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%–0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(51.80)%	(7.93)%	(0.54)%	(51.80)%	(33.85)%	(5.31)%
Fund Market	(51.86)	(7.98)	(0.57)	(51.86)	(34.03)	(5.56)
Index	(51.73)	(7.58)	(0.05)	(51.73)	(32.59)	(0.45)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(10/01/19)	(03/31/20)	the Period	(a)	(10/01/19)	(03/31/20)	the Period	(a)	Ratio
$1,000.00	$473.10	$1.77		$1,000.00	$1,022.60	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Mortgage Real Estate ETF

Portfolio Management Commentary

Mortgage real estate investment trusts (“REITs”) declined sharply during the reporting period, driven primarily by a significant correction that began in February 2020 following the spread of the coronavirus. Prior to the global pandemic, mortgage REITs posted positive returns in an environment of solid economic growth and low interest rates. Mortgage REITs derive their income from the difference between the short-term interest rate at which they borrow funds to purchase securities and the long-term rates they earn on their investments, called their net interest margin (“NIM”). Following three interest rate decreases by the Fed in 2019, improving NIM and solid dividend yields led mortgage REITs to post solid gains until mid-February 2020.

However, as fears of a recession grew, mortgage REITs, which invest in mortgage-backed securities, declined. Fixed income market volatility and constrained liquidity in the short-term debt markets that mortgage REITs rely on for funding led to a sharp rise in short-term borrowing costs. Concerns that an abrupt economic slowdown would lead to a rise in missed mortgage payments weighed heavily on mortgage REITs, since these payments make up the cash flows of the underlying securities. As the value of securities held as collateral declined, mortgage REITs were forced to liquidate holdings to meet the credit requirements of their borrowing agreements, which further pressured mortgage REIT prices.

At the end of March 2020, the Fed announced sweeping quantitative easing measures aimed at stimulating lending and credit availability. The plan, which included unlimited purchases of government-backed agency mortgages, one segment of the mortgage REIT market, helped mortgage REITs rebound somewhat at the end of the reporting period.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Mortgage REITs	92.4%
Industrial REITs	4.5
Diversified REITs	2.3
Specialized REITs	0.8

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Annaly Capital Management Inc.	19.7%
AGNC Investment Corp.	14.7
Starwood Property Trust Inc.	7.4
New Residential Investment Corp.	5.4
Blackstone Mortgage Trust Inc., Class A	4.7
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4.5
Chimera Investment Corp.	4.3
Apollo Commercial Real Estate Finance Inc.	4.0
PennyMac Mortgage Investment Trust	3.3
Two Harbors Investment Corp.	3.2

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Residential Real Estate ETF

Investment Objective

The iShares Residential Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(19.25)%	1.47%	9.09%	(19.25)%	7.57%	138.60%
Fund Market	(19.30)	1.46	9.09	(19.30)	7.54	138.69
Index	(18.88)	1.84	9.54	(18.88)	9.57	148.76

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(10/01/19)	(03/31/20)	the Period	(a)	(10/01/19)	(03/31/20)	the Period	(a)	Ratio
$1,000.00	$708.60	$2.05		$1,000.00	$1,022.60	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Residential Real Estate ETF

Portfolio Management Commentary

Residential real estate investment trusts (“REITs”) posted negative returns during the reporting period, driven primarily by sharp declines beginning in February 2020 following the spread of the coronavirus. Prior to the global pandemic, REITs posted positive returns in an environment of solid economic growth, low interest rates, and few property vacancies.

Healthcare REITs were the primary detractors from the Index’s return. The industry, consisting largely of companies that own medical offices, senior living facilities, and other healthcare-related properties, came under pressure due to excess supply in major markets, and was particularly negatively affected by the coronavirus outbreak. While rising demand for medical care typically benefits healthcare REITs, many of the industry’s companies own substantial portfolios of senior care facilities. Residents of these facilities are at the highest risk of complications from coronavirus, which led to concerns about demand and in turn, the inability of tenants to meet rent obligations. In addition, facilities were also affected by higher safety and cleaning expenditures to reduce the spread of infection. Concerns mounted that until the outbreak is brought under control, seniors are likely to delay plans to move to residential facilities, further pressuring the industry.

Residential REITs, particularly apartment properties, weighed notably on the Index’s return. Many property operators announced suspension of evictions, freezing of rent increases on renewed leases, and fee waivers on late rent payments. Analysts projected that the rate of tenants unable to meet rent obligations due to lost income during the economic downturn could be as high as 25%, which would negatively affect the industry’s revenues. In light of this economic uncertainty, developers suspended or slowed the construction of new properties.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Residential REITs	51.8%
Health Care REITs	28.7
Specialized REITs	19.5

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Public Storage	10.3%
Equity Residential	7.9
AvalonBay Communities Inc.	7.2
Welltower Inc.	6.6
Essex Property Trust Inc.	5.0
Extra Space Storage Inc.	4.7
Invitation Homes Inc.	4.5
Sun Communities Inc.	4.5
Mid-America Apartment Communities Inc.	4.4
Healthpeak Properties Inc.	4.2

(a)	Excludes money market funds.

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.1%
iStar Inc.(a)	1,184,620	$12,568,818

Industrial REITs — 4.3%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,230,899	25,122,649

Mortgage REITs — 87.1%
AG Mortgage Investment Trust Inc.	681,780	1,868,077
AGNC Investment Corp.	7,754,305	82,040,547
Annaly Capital Management Inc.	21,748,369	110,264,231
Anworth Mortgage Asset Corp.	1,935,565	2,187,188
Apollo Commercial Real Estate Finance Inc.	3,054,857	22,667,039
Arbor Realty Trust Inc.	1,791,988	8,780,741
Ares Commercial Real Estate Corp.	637,461	4,455,852
Arlington Asset Investment Corp., Class A	724,983	1,587,713
ARMOUR Residential REIT Inc.(a)	1,173,317	10,336,923
Blackstone Mortgage Trust Inc., Class A	1,401,875	26,102,913
Capstead Mortgage Corp.	1,839,283	7,724,989
Cherry Hill Mortgage Investment Corp.	320,045	1,984,279
Chimera Investment Corp.	2,641,209	24,035,002
Dynex Capital Inc.	469,893	4,905,683
Ellington Financial Inc.	852,010	4,864,977
Ellington Residential Mortgage REIT	170,668	904,540
Exantas Capital Corp.	598,479	1,651,802
Granite Point Mortgage Trust Inc.	1,175,529	5,959,932
Great Ajax Corp.	349,440	2,222,438
Invesco Mortgage Capital Inc.	3,365,843	11,477,525
KKR Real Estate Finance Trust Inc.	529,845	7,952,974
Ladder Capital Corp.	1,837,745	8,710,911
MFA Financial Inc.	10,385,116	16,096,930
New Residential Investment Corp.	6,005,369	30,086,899
New York Mortgage Trust Inc.	7,676,047	11,897,873
Orchid Island Capital Inc.	1,301,493	3,839,404

Security	Shares	Value

Mortgage REITs (continued)
PennyMac Mortgage Investment Trust(b)	1,764,322	$18,737,100
Ready Capital Corp.	625,514	4,516,211
Redwood Trust Inc.	2,279,821	11,535,894
Starwood Property Trust Inc.	4,059,690	41,611,823
TPG RE Finance Trust Inc.	1,037,445	5,695,573
Two Harbors Investment Corp.	4,742,930	18,070,563
Western Asset Mortgage Capital Corp.	1,088,294	2,492,193

		517,266,739

Specialized REITs — 0.8%
Jernigan Capital Inc.	428,170	4,692,743

Total Common Stocks — 94.3% (Cost: $1,182,287,518)		559,650,949

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(b)(c)(d)	7,820,405	7,818,841

Total Short -Term Investments — 1.3% (Cost: $7,817,756)		7,818,841

Total Investments in Securities — 95.6% (Cost: $1,190,105,274)		567,469,790

Other Assets, Less Liabilities — 4.4%		26,380,399

Net Assets — 100.0%		$593,850,189

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

												Change in
	Shares					Shares				Net		Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	03/31/19	Purchased		Sold		03/31/20	03/31/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	7,820,405	(b)	—		7,820,405	$7,818,841	$22,717	(c)	$(857)		$1,085
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,545	—		(1,301,545	)(b)	—	—	49,565		—		—
PennyMac Mortgage Investment Trust	1,301,679	1,095,557		(632,914)		1,764,322	18,737,100	2,907,040		543,975		(18,661,014)

							$26,555,941	$2,979,322		$543,118		$(18,659,929)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) March 31, 2020	iShares® Mortgage Real Estate ETF

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
DJ U.S. Real Estate	1,421	06/19/20	$39,021	$(64,886)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$64,886

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$709,508

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(168,324)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,281,424

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$559,650,949	$—	$—	$559,650,949
Money Market Funds	7,818,841	—	—	7,818,841

	$567,469,790	$—	$—	$567,469,790

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(64,886)	$—	$—	$(64,886)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 28.5%
CareTrust REIT Inc.	122,953	$1,818,475
Community Healthcare Trust Inc.	24,705	945,707
Diversified Healthcare Trust	304,850	1,106,606
Global Medical REIT Inc.	49,730	503,268
Healthcare Realty Trust Inc.	170,774	4,769,718
Healthcare Trust of America Inc., Class A	278,602	6,764,457
Healthpeak Properties Inc.	581,798	13,875,882
LTC Properties Inc.	50,696	1,566,506
Medical Properties Trust Inc.	665,188	11,501,101
National Health Investors Inc.	54,856	2,716,469
New Senior Investment Group Inc.	108,620	278,067
Omega Healthcare Investors Inc.	292,518	7,763,428
Physicians Realty Trust	243,512	3,394,557
Sabra Health Care REIT Inc.	259,747	2,836,437
Universal Health Realty Income Trust	16,511	1,664,474
Ventas Inc.	428,168	11,474,902
Welltower Inc.	472,258	21,619,971

		94,600,025

Residential REITs — 51.4%
American Campus Communities Inc.	177,157	4,916,106
American Homes 4 Rent, Class A	333,108	7,728,106
Apartment Investment & Management Co., Class A	191,437	6,729,011
AvalonBay Communities Inc.	160,101	23,562,064
Bluerock Residential Growth REIT Inc.	30,683	170,904
BRT Apartments Corp.	12,907	132,297
Camden Property Trust	120,988	9,587,089
Clipper Realty Inc.	18,803	97,400
Equity LifeStyle Properties Inc.	224,682	12,914,721
Equity Residential	420,636	25,957,448
Essex Property Trust Inc.	75,225	16,567,554
Front Yard Residential Corp.	63,766	762,004
Independence Realty Trust Inc.	117,241	1,048,134
Investors Real Estate Trust	15,001	825,055
Invitation Homes Inc.(a)	687,447	14,690,742
Mid-America Apartment Communities Inc.	141,711	14,600,484
NexPoint Residential Trust Inc.(a)	25,528	643,561

Security	Shares	Value

Residential REITs (continued)
Preferred Apartment Communities Inc., Class A	58,882	$422,773
Sun Communities Inc.	117,318	14,647,152
UDR Inc.	376,094	13,742,475
UMH Properties Inc.	46,614	506,228

		170,251,308

Specialized REITs — 19.3%
CubeSmart	248,904	6,668,138
Extra Space Storage Inc.	162,841	15,593,654
Life Storage Inc.	60,145	5,686,710
National Storage Affiliates Trust	76,414	2,261,854
Public Storage	170,285	33,820,304

		64,030,660

Total Common Stocks — 99.2% (Cost: $413,768,506)		328,881,993

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(b)(c)(d)	1,155,719	1,155,488
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(b)(c)	830,000	830,000

		1,985,488

Total Short -Term Investments — 0.6% (Cost: $1,984,587)		1,985,488

Total Investments in Securities — 99.8% (Cost: $415,753,093)		330,867,481

Other Assets, Less Liabilities — 0.2%		691,592

Net Assets — 100.0%		$331,559,073

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	03/31/19	Net Activity	03/31/20	03/31/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,155,719	1,155,719	$1,155,488	$4,547	(b)	$111		$902
BlackRock Cash Funds: Treasury, SL Agency Shares	1,052,643	(222,643)	830,000	830,000	18,022		—		—

				$1,985,488	$22,569		$111		$902

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) March 31, 2020	iShares® Residential Real Estate ETF

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
DJ U.S. Real Estate	95	06/19/20	$2,609	$74,488

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$74,488

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,727

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$42,190

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,844,202

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$328,881,993	$—	$—	$328,881,993
Money Market Funds	1,985,488	—	—	1,985,488

	$330,867,481	$—	$—	$330,867,481

Derivative financial instruments(a)
Assets
Futures Contracts	$74,488	$—	$—	$74,488

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

March 31, 2020

		iShares
	iShares	Residential
	Mortgage Real	Real Estate
	Estate ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$540,913,849	$328,881,993
Affiliated(c)	26,555,941	1,985,488
Cash	—	42,541
Cash pledged:
Futures contracts	2,458,000	320,000
Receivables:
Investments sold	43,176,717	—
Securities lending income — Affiliated	1,107	549
Dividends	15,442,392	1,696,966

Total assets	628,548,006	332,927,537

LIABILITIES
Bank overdraft	1,156,108	—
Collateral on securities loaned, at value	7,818,859	1,154,135
Payables:
Investments purchased	24,925,544	—
Variation margin on futures contracts	253,997	56,436
Capital shares redeemed	151,692	—
Investment advisory fees	391,617	157,893

Total liabilities	34,697,817	1,368,464

NET ASSETS	$593,850,189	$331,559,073

NET ASSETS CONSIST OF:
Paid-in capital	$1,445,354,621	$428,607,572
Accumulated loss	(851,504,432)	(97,048,499)

NET ASSETS	$593,850,189	$331,559,073

Shares outstanding	31,800,000	6,000,000

Net asset value	$18.67	$55.26

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$7,099,917	$1,108,052
(b) Investments, at cost — Unaffiliated	$1,148,841,299	$413,768,507
(c) Investments, at cost — Affiliated	$41,263,975	$1,984,586

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations

Year Ended March 31, 2020

	iShares	iShares
	Mortgage	Residential
	Real Estate	Real Estate
	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$83,356,591	$12,903,427
Dividends — Affiliated	2,956,605	18,022
Interest — Unaffiliated	5,994	935
Securities lending income — Affiliated — net	22,717	4,547

Total investment income	86,341,907	12,926,931

EXPENSES
Investment advisory fees	6,239,681	2,433,983

Total expenses	6,239,681	2,433,983

Net investment income	80,102,226	10,492,948

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(112,237,778)	(7,692,177)
Investments — Affiliated	(1,245,461)	111
In-kind redemptions — Unaffiliated	22,271,560	28,840,511
In-kind redemptions — Affiliated	1,788,579	—
Futures contracts	709,508	3,727

Net realized gain (loss)	(88,713,592)	21,152,172

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(625,644,430)	(122,090,120)
Investments — Affiliated	(18,659,929)	902
Futures contracts	(168,324)	42,190

Net change in unrealized appreciation (depreciation)	(644,472,683)	(122,047,028)

Net realized and unrealized loss	(733,186,275)	(100,894,856)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(653,084,049)	$(90,401,908)

See notes to financial statements.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares		iShares
	Mortgage Real Estate ETF		Residential Real Estate ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	03/31/20	03/31/19	03/31/20	03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$80,102,226	$83,336,541	$10,492,948	$9,130,716
Net realized gain (loss)	(88,713,592)	(2,588,319)	21,152,172	4,010,772
Net change in unrealized appreciation (depreciation)	(644,472,683)	33,278,305	(122,047,028)	62,910,908

Net increase (decrease) in net assets resulting from operations	(653,084,049)	114,026,527	(90,401,908)	76,052,396

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(80,102,225)	(84,966,731)	(14,849,342)	(11,670,670)
Return of capital	(35,545,411)	(20,275,765)	—	—

Decrease in net assets resulting from distributions to shareholders	(115,647,636)	(105,242,496)	(14,849,342)	(11,670,670)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	110,552,916	238,710,927	5,934,825	81,330,914

NET ASSETS
Total increase (decrease) in net assets	(658,178,769)	247,494,958	(99,316,425)	145,712,640
Beginning of year	1,252,028,958	1,004,534,000	430,875,498	285,162,858

End of year	$593,850,189	$1,252,028,958	$331,559,073	$430,875,498

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF
					Period From
	Year Ended	Year Ended	Year Ended	Year Ended	05/01/15		Year Ended
	03/31/20	03/31/19	03/31/18	03/31/17 (a)	to 03/31/16	(a)(b)	04/30/15 (a)

Net asset value, beginning of period	$43.32	$42.48	$45.34	$38.68	$46.46		$49.85

Net investment income(c)	2.61	3.13	2.66	3.50	3.52		3.72
Net realized and unrealized gain (loss)(d)	(23.51)	1.52	(1.18)	7.34	(6.82)		(1.11)

Net increase (decrease) from investment operations	(20.90)	4.65	1.48	10.84	(3.30)		2.61

Distributions(e)
From net investment income	(2.60)	(3.08)	(3.53)	(3.53)	(3.56)		(4.76)
Return of capital	(1.15)	(0.73)	(0.81)	(0.65)	(0.92)		(1.24)

Total distributions	(3.75)	(3.81)	(4.34)	(4.18)	(4.48)		(6.00)

Net asset value, end of period	$18.67	$43.32	$42.48	$45.34	$38.68		$46.46

Total Return
Based on net asset value	(51.80)%	11.46%	3.10%	29.32%	(7.09	)%(f)	5.42%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48	%(g)	0.48%

Net investment income	6.16%	7.22%	5.82%	8.30%	9.31	%(g)	7.59%

Supplemental Data
Net assets, end of period (000)	$593,850	$1,252,029	$1,004,534	$1,246,883	$762,513		$1,216,004

Portfolio turnover rate(h)	29%	25%	31%	34%	18	%(f)	42%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	The Fund’s fiscal year-end changed from April 30 to March 31.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Residential Real Estate ETF
					Period From
	Year Ended	Year Ended	Year Ended	Year Ended	05/01/15		Year Ended
	03/31/20	03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15

Net asset value, beginning of period	$70.64	$57.61	$63.14	$65.99	$59.10		$52.26

Net investment income(b)	1.55	1.80	1.64	1.51	1.66		1.47
Net realized and unrealized gain (loss)(c)	(14.77)	13.45	(4.94)	(1.38)	7.76		7.25

Net increase (decrease) from investment operations	(13.22)	15.25	(3.30)	0.13	9.42		8.72

Distributions(d)
From net investment income	(2.16)	(2.00)	(2.23)	(2.56)	(2.09)		(1.88)
From net realized gain	—	(0.22)	—	(0.42)	(0.44)		—

Total distributions	(2.16)	(2.22)	(2.23)	(2.98)	(2.53)		(1.88)

Net asset value, end of period	$55.26	$70.64	$57.61	$63.14	$65.99		$59.10

Total Return
Based on net asset value	(19.25)%	26.94%	(5.41)%	0.31%	16.35	%(e)	16.93%

Ratios to Average Net Assets
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48	%(f)	0.48%

Net investment income	2.07%	2.81%	2.61%	2.37%	3.01	%(f)	2.55%

Supplemental Data
Net assets, end of period (000)	$331,559	$430,875	$285,163	$375,687	$399,220		$304,350

Portfolio turnover rate(g)	12%	10%	19%	15%	17	%(e)	21%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate	Non-diversified
Residential Real Estate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements   (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Mortgage Real Estate
BofA Securities, Inc.	$1,223,333	$1,223,333		$—	$—
Credit Suisse AG	2,013,966	2,013,966		—	—
Deutsche Bank Securities Inc.	200,529	200,529		—	—
HSBC Bank PLC	592,070	592,070		—	—
JPMorgan Securities LLC	1,963,238	1,963,238		—	—
Scotia Capital (USA) Inc.	72,242	72,242		—	—
SG Americas Securities LLC	946,412	946,412		—	—
UBS AG	88,127	88,127		—	—

	$7,099,917	$7,099,917		$—	$—

Residential Real Estate
BofA Securities, Inc.	$138,655	$138,655		$—	$—
Citigroup Global Markets Inc.	83,193	83,193		—	—
Deutsche Bank Securities Inc.	7,563	7,563		—	—
JPMorgan Securities LLC	848,389	848,389		—	—
UBS Securities LLC	30,252	30,252		—	—

	$1,108,052	$1,108,052		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate	$9,315
Residential Real Estate	1,917

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Mortgage Real Estate	$22,611,925	$21,304,742	$(2,651,758)
Residential Real Estate	17,063,506	25,779,246	(6,035,222)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$363,138,747	$374,657,958
Residential Real Estate	63,412,967	60,413,068

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements   (continued)

For the year ended March 31, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Mortgage Real Estate	$371,141,663	$257,454,288
Residential Real Estate	187,532,038	183,619,036

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and distributions paid in excess of taxable income, were reclassified to the following accounts:

		Accumulated
iShares ETF	Paid-in Capital	Loss
Mortgage Real Estate	$(18,405,197)	$18,405,197
Residential Real Estate	20,561,449	(20,561,449)

The tax character of distributions paid was as follows:

	Year Ended	Year Ended
iShares ETF	03/31/20	03/31/19
Mortgage Real Estate
Ordinary income	$80,102,225	$84,966,731
Return of capital	35,545,411	20,275,765

	$115,647,636	$105,242,496

Residential Real Estate
Ordinary income	$14,849,342	$10,497,499
Long-term capital gains	—	1,173,171

	$14,849,342	$11,670,670

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

	Non-expiring
	Capital Loss	Net Unrealized
iShares ETF	Carryforwards (a)	Gains (Losses) (b)	Total
Mortgage Real Estate	$(34,673,289)	$(816,831,143)	$(851,504,432)
Residential Real Estate	(5,018,968)	(92,029,531)	(97,048,499)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

For the year ended March 31, 2020, the iShares Mortgage Real Estate ETF utilized $28,597,432 of its capital loss carryforwards.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
Mortgage Real Estate	$1,384,300,933	$1,085	$(816,832,228)	$(816,831,143)
Residential Real Estate	422,897,012	3,264,425	(95,293,956)	(92,029,531)

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	03/31/20		03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Mortgage Real Estate
Shares sold	10,050,000	$379,197,141	9,250,000	$406,351,161
Shares redeemed	(7,150,000)	(268,644,225)	(4,000,000)	(167,640,234)

Net increase	2,900,000	$110,552,916	5,250,000	$238,710,927

Residential Real Estate
Shares sold	2,500,000	$190,496,151	2,050,000	$137,260,478
Shares redeemed	(2,600,000)	(184,561,326)	(900,000)	(55,929,564)

Net increase(decrease)	(100,000)	$5,934,825	1,150,000	$81,330,914

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements   (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25

Important Tax Information  (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

Qualified Dividend
iShares ETF	Income
Mortgage Real Estate	$1,073,642
Residential Real Estate	294,333

The following maximum amounts are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2020:

Qualified Business
iShares ETF	Income
Mortgage Real Estate	$52,643,947
Residential Real Estate	7,125,175

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	27

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Mortgage Real Estate	$3.751062	$—	$—	$3.751062	100%	—%	—%	100%
Residential Real Estate	2.156934	—	—	2.156934	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Mortgage Real Estate ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.15%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	5	0.38
Greater than 0.0% and Less than 0.5%	715	54.17
At NAV	114	8.64
Less than 0.0% and Greater than –0.5%	473	35.83
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –6.0%	2	0.15

	1,320	100.00%

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares Residential Real Estate ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	503	38.11%
At NAV	142	10.76
Less than 0.0% and Greater than –0.5%	674	51.05
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	29

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-312-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Expanded Tech Sector ETF | IGM | NYSE Arca
•	iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
•	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
•	iShares North American Natural Resources ETF | IGE | Cboe BZX
•	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
•	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.

In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%–0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Expanded Tech Sector ETF

Investment Objective

The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.51%	16.34%	15.22%	3.51%	113.15%	312.20%
Fund Market	3.53	16.34	15.21	3.53	113.17	311.97
Index	3.96	16.86	15.74	3.96	117.97	331.22

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector IndexTM. Index Performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Sector IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.70	$2.23		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Expanded Tech Sector ETF

Portfolio Management Commentary

North American technology stocks advanced modestly during the reporting period. Technology companies gained through most of the reporting period amid strong sales and earnings. Although the sharp market decline due to economic uncertainty surrounding the coronavirus outbreak reversed these gains, technology stocks recovered somewhat to end the reporting period with positive returns.

Information technology companies based in the U.S., which represented approximately 71% of the Index on average for the reporting period, were the primary drivers of the Index’s return. Technology hardware, storage, and peripherals stocks led the contribution to performance. Before the coronavirus outbreak, the industry advanced sharply due to strong growth in services, mobile phones, and wearable technology such as headphones and smart watches. However, the industry struggled at the end of the reporting period as forced closures of factories and stores led to reduced supply and demand for these products.

Systems software stocks contributed similarly to the Index’s return. Revenue and profits rose sharply amid increasing demand for cloud computing as well as productivity software subscriptions, particularly on the commercial side. The industry’s gains were tempered by declines during the coronavirus outbreak, as consumers shifted from discretionary purchases to essential products. Concerns about delayed corporate spending on cloud computing as well as hardware production disruptions in China also pressured returns.

The semiconductors and semiconductor equipment industry also bolstered the Index’s return. Semiconductor manufacturers were supported by higher demand for chips used in data centers due to continued investment in artificial intelligence as well as anticipated demand for 5G-capable cellphones. The industry also benefited from new product launches and growth in gaming, which gained popularity as coronavirus-related lockdowns kept people at home.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	14.6%
Data Processing & Outsourced Services	13.4
Semiconductors	13.2
Systems Software	12.1
Application Software	10.3
Internet & Direct Marketing Retail	9.7
Technology Hardware, Storage & Peripherals	9.2
IT Consulting & Other Services	4.3
Communications Equipment	3.4
Movies & Entertainment	2.3
Semiconductor Equipment	1.9
Internet Services & Infrastructure	1.7
Interactive Home Entertainment	1.3
Other (each representing less than 1%)	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	8.7%
Amazon. com Inc.	8.2
Apple Inc.	7.9
Facebook Inc., Class A	5.6
Alphabet Inc., Class A	4.1
Alphabet Inc., Class C	4.1
Visa Inc., Class A	3.9
Intel Corp.	3.3
Mastercard Inc., Class A	3.0
Cisco Systems Inc.	2.3

FUND SUMMARY	5

Fund Summary as of March 31, 2020	iShares® Expanded Tech-Software Sector ETF

Investment Objective

The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American Expanded Technology Software Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.13%	17.35%	16.11%	0.13%	122.54%	345.19%
Fund Market	0.15	17.36	16.10	0.15	122.65	344.95
Index	0.59	17.73	16.54	0.59	126.19	362.21

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Software IndexTM. Index performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Software IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$995.80	$2.25		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Expanded Tech-Software Sector ETF

Portfolio Management Commentary

North American technology and software companies posted a flat return for the reporting period. Technology companies gained through most of the reporting period amid strong sales and earnings. Although sharp market declines following the coronavirus outbreak reversed these gains, technology stocks recovered somewhat at the end of the reporting period, supported by increased use of both games and work-related software due to social distancing measures.

U.S. stocks, which represented approximately 98% of the Index on average for the reporting period, were the main drivers of performance. The communications sector contributed the most to the Index’s return, led by interactive home companies. The industry, which produces video games, was supported by growing global demand for games, as middle-class disposable incomes continued to rise. Expectations that new technologies, such as 5G, would make gaming more accessible and appealing bolstered returns. Interactive home companies also benefited from strong sales of newly released titles, greater monetization of existing games, and improved visibility on subscription service providers’ platforms. The sharp coronavirus-related market declines were somewhat mitigated by higher gaming demand, driven by consumers’ usage during lockdowns.

Contribution in the information technology sector varied. The systems software industry benefited the Index’s return. Revenue and profits rose sharply on increasing demand for cloud computing as well as productivity software suite subscriptions, particularly on the commercial side. Nevertheless, revenue expectations were revised lower, as consumers shifted from discretionary purchases to essential products. Concerns about delayed corporate spending on cloud computing as well as hardware production postponements from China also pressured returns.

In contrast, application software companies detracted from the Index’s return. Even before the coronavirus-related declines, the industry was pressured by slowing growth in enterprise software subscriptions and the human capital management business.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	89.9%
Entertainment	9.2
Interactive Media & Services	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	8.6%
salesforce. com Inc.	8.3
Adobe Inc.	8.2
Oracle Corp.	7.8
Intuit Inc.	5.8
ServiceNow Inc.	4.4
Activision Blizzard Inc.	4.3
Autodesk Inc.	3.4
Electronic Arts Inc.	2.9
Workday Inc., Class A	2.1

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of March 31, 2020	iShares® Nasdaq Biotechnology ETF

Investment Objective

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.17)%	(0.99)%	13.80%	(3.17)%	(4.86)%	264.30%
Fund Market	(3.27)	(0.99)	13.80	(3.27)	(4.85)	264.30
Index	(2.84)	(0.69)	14.11	(2.84)	(3.42)	274.37

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,085.60	$2.40		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Nasdaq Biotechnology ETF

Portfolio Management Commentary

Biotechnology stocks posted modest declines during the reporting period amid generally positive industry trends, including rising healthcare spending to meet the needs of an aging population. Growing demand for new drugs, particularly treatments of rare conditions, and faster drug approvals supported biotechnology stocks for much of the reporting period. However, the sharp market decline due to economic uncertainty surrounding the coronavirus outbreak reversed these gains, and although biotechnology stocks recovered somewhat, they ended negative for the reporting period.

The pharmaceuticals industry detracted the most from the Index’s return. Ongoing price competition from generic drug manufacturers as well as lawsuits brought by a number of states surrounding unfair pricing practices weighed on the industry. Similarly, litigation and uncertainty about regulatory approval of new opioid medications concerned investors. Following the emergence of the coronavirus, pharmaceuticals companies declined due to concerns about production disruptions, as the majority of their input ingredients are sourced from Asia, where manufacturing activity slowed or stopped. Expectations of slower sales to China, a large and growing market for U.S. pharmaceuticals companies, also pressured performance. Drug trial stoppages and postponements further challenged the industry, as overwhelmed hospitals focused on creating capacity to treat coronavirus cases. Isolation measures put in place to slow the spread of the virus also prevented subjects and scientists from traveling to study sites. The life sciences tools and services industry also declined due to privacy concerns about DNA tests produced by genomics companies.

On the upside, biotechnology stocks contributed to the Index’s return. The industry advanced amid ongoing innovations in gene-based therapies, a favorable regulatory environment, clinical successes, and merger and acquisition activity. At the end of the reporting period, biotechnology companies focusing on treatment and vaccines for the coronavirus posted strong gains.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Biotechnology	80.6%
Life Sciences Tools & Services	9.0
Pharmaceuticals	8.3
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.0
Chemicals	0.0	(b)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Gilead Sciences Inc.	9.9%
Vertex Pharmaceuticals Inc.	8.2
Amgen Inc.	7.7
Biogen Inc.	7.7
Regeneron Pharmaceuticals Inc.	5.9
Illumina Inc.	5.4
Alexion Pharmaceuticals Inc.	2.7
Seattle Genetics Inc.	2.7
Incyte Corp.	2.1
BioMarin Pharmaceutical Inc.	2.1

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

FUND SUMMARY	9

Fund Summary as of March 31, 2020	iShares® North American Natural Resources ETF

Investment Objective

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(43.54)%	(12.35)%	(4.82)%	(43.54)%	(48.28)%	(39.01)%
Fund Market	(43.58)	(12.36)	(4.83)	(43.58)	(48.31)	(39.05)
Index	(43.21)	(11.91)	(4.35)	(43.21)	(46.94)	(35.88)

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$601.10	$1.80		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® North American Natural Resources ETF

Portfolio Management Commentary

North American natural resources stocks posted sharply negative returns during the reporting period, as oil and natural gas prices declined by approximately 64% and 39%, respectively. Approximately 79% of the Index on average was made up of U.S. and Canadian energy companies whose business prospects are closely tied to energy prices. Oil prices were low throughout much of the reporting period amid slowing global growth and trade tensions. In early 2020, energy markets experienced twin supply and demand shocks, which drove down the price of oil to $20 per barrel, a 21-year low. A disagreement between Saudi Arabia and Russia, the second and third largest oil producers in the world, raised expectations for a large increase in oil production. Meanwhile, the coronavirus outbreak precipitated a steep drop in demand for energy.

The oil, gas, and consumable fuels industry, which relies heavily on borrowing, was the primary detractor from the Index’s return amid concerns about credit downgrades and defaults. As oil prices declined below the costs of producing oil with fracking, many companies involved in shale oil production became unprofitable, constraining their ability to repay debt. Multinational integrated oil and gas companies with sizable debt loads reduced capital expenditures and considered suspending dividends and stock buyback programs. Oil and gas exploration and production companies scaled back drilling operations and lowered production estimates as the price of oil declined approximately 64% for the reporting period. Oil and gas equipment and services companies, whose revenues rely on spending by oil producers and refiners, also detracted notably. The sudden drop in demand for oil, together with excess supply, led stock prices of oilfield service providers to retreat, as expectations for drilling services were revised sharply lower.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil, Gas & Consumable Fuels	63.3%
Metals & Mining	16.8
Containers & Packaging	11.5
Energy Equipment & Services	4.7
Construction Materials	3.3
Paper & Forest Products	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Chevron Corp.	10.8%
Exxon Mobil Corp.	9.4
TC Energy Corp.	4.5
Enbridge Inc.	4.5
Newmont Corp.	4.0
ConocoPhillips	3.7
Barrick Gold Corp.	3.6
Kinder Morgan Inc./DE	3.0
Suncor Energy Inc.	2.7
Phillips 66	2.6

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of March 31, 2020	iShares® North American Tech-Multimedia Networking ETF

Investment Objective

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(22.80)%	3.51%	4.96%	(22.80)%	18.81%	62.33%
Fund Market	(22.80)	3.51	4.96	(22.80)	18.81	62.27
Index	(22.49)	3.88	5.31	(22.49)	20.94	67.75

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$817.90	$2.05		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® North American Tech-Multimedia Networking ETF

Portfolio Management Commentary

North American technology and multimedia networking stocks declined sharply amid a rapidly changing market for networked communications and the effects of the coronavirus outbreak. Increased international competition and reduced corporate spending on internal computer networks as businesses shifted toward cloud computing weighed on returns.

The Index is composed almost entirely of U.S. communications equipment companies, whose sharp declines detracted strongly from the Index’s return. Before the coronavirus outbreak, merger and acquisition activity weighed on the industry as the elevated expenses and higher debt levels that resulted negatively affected balance sheets. Declining revenues amid reduced demand for communications infrastructure equipment by connectivity service providers, disappointing sales of videoconferencing hardware, and weakness in the video game market, to which the industry was exposed, also weighed on performance. The rollout of 5G wireless technology in the U.S. slowed due to political opposition, hindering companies that produce hardware for these networks.

International demand for information technology equipment weakened, particularly in Europe and Asia, amid economic and geopolitical uncertainty. Brexit-related tensions led to decreased orders from the U.K., a key market for U.S. network technology manufacturers. Ongoing trade tensions between the U.S. and China, which barred U.S. companies from bidding on certain contracts, also worked against the industry.

The coronavirus outbreak heightened investor concerns about reduced information technology infrastructure spending, as consumers and enterprises would likely delay technology purchases during a prolonged global economic slowdown. Reduced profit expectations due to factory closures or production slowdowns in China further pressured industry returns, as U.S. communications equipment makers rely on Chinese inputs for the manufacture and assembly of networking products.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Communications Equipment	100.0%

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Arista Networks Inc.	9.0%
Cisco Systems Inc.	8.6
Juniper Networks Inc.	8.3
F5 Networks Inc.	8.3
Motorola Solutions Inc.	7.9
Lumentum Holdings Inc.	4.9
Acacia Communications Inc.	4.7
NetScout Systems Inc.	4.7
InterDigital Inc.	4.6
Ciena Corp.	4.6

(a)	Excludes money market funds.

FUND SUMMARY	13

Fund Summary as of March 31, 2020	iShares® PHLX Semiconductor ETF

Investment Objective

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.80%	18.37%	16.75%	9.80%	132.38%	370.63%
Fund Market	9.80	18.37	16.75	9.80	132.39	370.54
Index	10.38	18.99	17.30	10.38	138.58	393.00

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$975.50	$2.22		$1,000.00	$1,022.70	$2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® PHLX Semiconductor ETF

Portfolio Management Commentary

Semiconductor stocks posted a positive return for the reporting period, advancing sharply in 2019 amid inventory drawdowns, easing trade tensions, and rising demand for microchips used in smart devices. Chip manufacturers benefited from expectations of greater demand as a consequence of normalized inventory levels and reduced trade tensions between the U.S. and China. Increased use of microchips in commercial and consumer products and stock buybacks in the industry also supported performance Although the sharp market decline due to economic uncertainty surrounding the coronavirus outbreak largely reversed these gains, semiconductor stocks recovered to end positive for the reporting period.

Expanding use of microchips in broad applications from personal mobile devices to smart cars to sophisticated data centers supported the semiconductors and semiconductor equipment industry’s performance. Brisk growth in cloud computing demand was a key source of strength, as businesses continued to migrate to off-site information technology solutions and away from local computing resources. Ongoing investment in artificial intelligence also drove demand for computers at large data centers, which use high-margin microchips, benefiting semiconductor manufacturers. Semiconductor companies making leading-edge chips used in 5G-capable cell phones and components used in the ongoing rollout of 5G infrastructure were also key areas of strength. Expectations that the number of smart consumer products, which require microchips, would continue to grow further boosted the industry.

Following the coronavirus outbreak, semiconductors and semiconductor equipment stocks lost much of their earlier gains amid economic uncertainty, concerns about production disruptions, and expectations of sharply lower consumer electronics purchases due to rising unemployment. Declines were somewhat tempered by increased demand for remote computing as social isolation directives led people to work from home. The industry also benefited from growth in gaming, which gained popularity during lockdowns.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Semiconductors	81.2%
Semiconductor Equipment	18.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
NVIDIA Corp.	11.1%
Intel Corp.	8.5
Texas Instruments Inc.	7.6
QUALCOMM Inc.	7.4
Broadcom Inc.	6.8
Advanced Micro Devices Inc.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1
Lam Research Corp.	4.1
Micron Technology Inc.	4.0
KLA Corp.	3.9

(a)	Excludes money market funds.

FUND SUMMARY	15

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 3.4%
Acacia Communications Inc.(a)	8,993	$604,150
Arista Networks Inc.(a)	12,990	2,631,124
Ciena Corp.(a)	37,042	1,474,642
Cisco Systems Inc.	1,015,812	39,931,570
CommScope Holding Co. Inc.(a)(b)	46,480	423,433
Comtech Telecommunications Corp.	5,402	71,793
EchoStar Corp., Class A(a)	10,992	351,414
Extreme Networks Inc.(a)	28,238	87,255
F5 Networks Inc.(a)	14,556	1,552,106
Harmonic Inc.(a)	23,336	134,415
Infinera Corp.(a)(b)	38,125	202,062
Inseego Corp.(a)	11,886	74,050
InterDigital Inc.	7,454	332,672
Juniper Networks Inc.	80,147	1,534,014
Lumentum Holdings Inc.(a)	18,486	1,362,418
Motorola Solutions Inc.	41,027	5,453,309
NETGEAR Inc.(a)	6,869	156,888
NetScout Systems Inc.(a)	15,770	373,276
Plantronics Inc.	7,229	72,724
Ubiquiti Inc.	2,955	418,369
ViaSat Inc.(a)	13,810	496,055
Viavi Solutions Inc.(a)	55,024	616,819

		58,354,558

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class A	70,995	5,174,116
Anixter International Inc.(a)	7,210	633,543
Arrow Electronics Inc.(a)	19,502	1,011,569
Avnet Inc.	24,175	606,792
Badger Meter Inc.	6,969	373,538
Belden Inc.	9,272	334,534
Benchmark Electronics Inc.	9,276	185,427
CDW Corp./DE	34,406	3,209,048
Celestica Inc.(a)(b)	24,209	84,731
Cognex Corp.	40,921	1,727,685
Coherent Inc.(a)	5,784	615,475
Corning Inc.	184,165	3,782,749
Dolby Laboratories Inc., Class A	15,317	830,335
Fabrinet(a)	8,860	483,402
Fitbit Inc., Class A(a)	54,964	366,060
FLIR Systems Inc.	32,125	1,024,466
II-VI Inc.(a)	20,885	595,222
Insight Enterprises Inc.(a)	8,569	361,012
IPG Photonics Corp.(a)	8,515	939,034
Itron Inc.(a)	8,431	470,703
Jabil Inc.	33,265	817,654
KEMET Corp.	13,909	336,041
Keysight Technologies Inc.(a)	44,916	3,758,571
Knowles Corp.(a)	20,636	276,110
Littelfuse Inc.	5,832	778,105
Methode Electronics Inc.	8,881	234,725
National Instruments Corp.	28,242	934,245
Novanta Inc.(a)	8,398	670,832
OSI Systems Inc.(a)	4,160	286,707
Plexus Corp.(a)	6,985	381,102
Rogers Corp.(a)	4,449	420,075
Sanmina Corp.(a)	16,756	457,104
SYNNEX Corp.	9,785	715,283
TE Connectivity Ltd.	80,089	5,044,005

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)	8,483	$1,110,001
Trimble Inc.(a)	59,657	1,898,882
TTM Technologies Inc.(a)(b)	23,832	246,423
Vishay Intertechnology Inc.	31,691	456,667
Zebra Technologies Corp., Class A(a)	12,911	2,370,460

		44,002,433

Entertainment — 3.6%
Activision Blizzard Inc.	183,962	10,942,060
Electronic Arts Inc.(a)	69,914	7,003,285
Netflix Inc.(a)	104,940	39,404,970
Take-Two Interactive Software Inc.(a)	27,099	3,214,212
Zynga Inc., Class A(a)	226,502	1,551,539

		62,116,066

Interactive Media & Services — 14.6%
Alphabet Inc., Class A(a)	60,088	69,819,252
Alphabet Inc., Class C, NVS(a)	59,940	69,698,831
Cargurus Inc.(a)(b)	17,079	323,476
Cars. com Inc.(a)	15,530	66,779
Facebook Inc., Class A(a)	576,231	96,115,331
IAC/InterActiveCorp.(a)	17,360	3,111,433
Match Group Inc.(a)(b)	12,915	852,907
Pinterest Inc., Class A(a)	24,374	376,335
Snap Inc., Class A, NVS(a)(b)	188,078	2,236,247
TripAdvisor Inc.	25,158	437,498
Twitter Inc.(a)	185,901	4,565,728
Yelp Inc.(a)	15,421	278,041
Zillow Group Inc., Class A(a)	8,267	280,830
Zillow Group Inc., Class C, NVS(a)(b)	30,073	1,083,229

		249,245,917

Internet & Direct Marketing Retail — 9.7%
Amazon.com Inc.(a)	71,757	139,906,058
Booking Holdings Inc.(a)	10,021	13,481,452
eBay Inc.	183,110	5,504,287
Etsy Inc.(a)	28,371	1,090,581
Expedia Group Inc.	33,463	1,882,963
Groupon Inc.(a)	101,557	99,546
Grubhub Inc.(a)	21,898	891,905
Qurate Retail Inc., Series A(a)	92,555	565,048
Shutterstock Inc.	4,718	151,731
Stamps.com Inc.(a)	3,883	505,101
Wayfair Inc., Class A(a)(b)	15,747	841,520

		164,920,192

IT Services — 19.3%
Accenture PLC, Class A	152,068	24,826,622
Akamai Technologies Inc.(a)(b)	38,694	3,540,114
Alliance Data Systems Corp.	9,815	330,275
Automatic Data Processing Inc.	103,612	14,161,688
Black Knight Inc.(a)	35,813	2,079,303
Booz Allen Hamilton Holding Corp.	33,615	2,307,334
Broadridge Financial Solutions Inc.(b)	27,454	2,603,463
CACI International Inc., Class A(a)	5,995	1,265,844
Cardtronics PLC, Class A(a)	8,756	183,176
CGI Inc.(a)(b)	57,431	3,124,821
Cognizant Technology Solutions Corp., Class A	131,114	6,092,868
Conduent Inc.(a)	37,331	91,461
CSG Systems International Inc.	7,889	330,155
DXC Technology Co.	61,300	799,965
EPAM Systems Inc.(a)(b)	13,167	2,444,585
Euronet Worldwide Inc.(a)	12,936	1,108,874

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) March 31, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
EVERTEC Inc.	14,296	$324,948
ExlService Holdings Inc.(a)	8,165	424,825
Fidelity National Information Services Inc.	147,166	17,901,272
Fiserv Inc.(a)	136,752	12,990,072
FleetCor Technologies Inc.(a)	20,780	3,876,301
Gartner Inc.(a)	21,419	2,132,690
Genpact Ltd.	36,845	1,075,874
Global Payments Inc.	71,966	10,379,656
GoDaddy Inc., Class A(a)	42,375	2,420,036
International Business Machines Corp.	212,066	23,524,481
Jack Henry & Associates Inc.	18,421	2,859,676
KBR Inc.	33,934	701,755
Leidos Holdings Inc.(b)	31,864	2,920,336
LiveRamp Holdings Inc.(a)	16,211	533,666
ManTech International Corp./VA, Class A	6,444	468,285
Mastercard Inc., Class A	212,566	51,347,443
MAXIMUS Inc.	15,319	891,566
MongoDB Inc.(a)(b)	8,346	1,139,563
NIC Inc.	16,036	368,828
Okta Inc.(a)(b)	26,916	3,290,750
Paychex Inc.	76,283	4,799,726
PayPal Holdings Inc.(a)	281,160	26,918,258
Perspecta Inc.	32,928	600,607
Sabre Corp.	65,581	388,895
Science Applications International Corp.	11,749	876,828
Shopify Inc., Class A(a)(b)	24,827	10,351,121
Square Inc., Class A(a)	82,045	4,297,517
Switch Inc., Class A	14,083	203,218
Sykes Enterprises Inc.(a)	8,889	241,070
TTEC Holdings Inc.	4,462	163,845
Twilio Inc., Class A(a)	29,835	2,669,934
VeriSign Inc.(a)	24,741	4,455,607
Verra Mobility Corp.(a)	31,858	227,466
Virtusa Corp.(a)(b)	6,855	194,682
Visa Inc., Class A(b)	409,901	66,043,249
Western Union Co. (The)	100,393	1,820,125
WEX Inc.(a)	10,364	1,083,556

		330,198,275

Professional Services — 0.0%
CoreLogic Inc.	19,040	581,481

Semiconductors & Semiconductor Equipment — 15.2%
Advanced Energy Industries Inc.(a)	9,173	444,799
Advanced Micro Devices Inc.(a)	280,078	12,737,948
Ambarella Inc.(a)	7,522	365,268
Amkor Technology Inc.(a)(b)	25,879	201,597
Analog Devices Inc.	88,191	7,906,323
Applied Materials Inc.	221,194	10,135,109
Broadcom Inc.	94,983	22,520,469
Brooks Automation Inc.	17,314	528,077
Cabot Microelectronics Corp.	6,968	795,328
Cirrus Logic Inc.(a)	13,840	908,319
Cree Inc.(a)	25,790	914,513
Cypress Semiconductor Corp.	88,432	2,062,234
Diodes Inc.(a)	9,898	402,205
Enphase Energy Inc.(a)(b)	19,047	615,028
Entegris Inc.	32,297	1,445,937
First Solar Inc.(a)	18,173	655,318
FormFactor Inc.(a)	18,128	364,192
Inphi Corp.(a)(b)	10,936	865,803

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	1,041,613	$56,372,096
KLA Corp.	37,785	5,431,216
Kulicke & Soffa Industries Inc.	15,182	316,848
Lam Research Corp.	34,740	8,337,600
Lattice Semiconductor Corp.(a)	31,982	569,919
MACOM Technology Solutions Holdings Inc.(a)	11,044	209,063
Marvell Technology Group Ltd.	159,714	3,614,328
Maxim Integrated Products Inc.	64,796	3,149,734
MaxLinear Inc.(a)	16,036	187,140
Microchip Technology Inc.	57,222	3,879,652
Micron Technology Inc.(a)	265,082	11,149,349
MKS Instruments Inc.	13,052	1,063,085
Monolithic Power Systems Inc.	9,673	1,619,841
NVIDIA Corp.	146,543	38,628,735
ON Semiconductor Corp.(a)	98,348	1,223,449
Onto Innovation Inc.(a)	11,748	348,563
Power Integrations Inc.	7,046	622,373
Qorvo Inc.(a)	27,819	2,243,046
QUALCOMM Inc.	273,415	18,496,525
Rambus Inc.(a)	26,971	299,378
Semtech Corp.(a)	15,865	594,938
Silicon Laboratories Inc.(a)	10,388	887,239
Skyworks Solutions Inc.	40,795	3,646,257
SolarEdge Technologies Inc.(a)	11,639	953,001
SunPower Corp.(a)(b)	19,645	99,600
Synaptics Inc.(a)	8,014	463,770
Teradyne Inc.	40,126	2,173,625
Texas Instruments Inc.	223,832	22,367,532
Universal Display Corp.	10,152	1,337,831
Xilinx Inc.	60,214	4,693,079

		258,847,279

Software — 22.4%
2U Inc.(a)	15,233	323,244
8x8 Inc.(a)(b)	23,999	332,626
ACI Worldwide Inc.(a)	27,681	668,496
Adobe Inc.(a)	115,913	36,888,153
Alarm.com Holdings Inc.(a)	8,722	339,373
Altair Engineering Inc., Class A(a)	9,220	244,330
Alteryx Inc., Class A(a)(b)	11,662	1,109,873
Anaplan Inc.(a)	20,516	620,814
ANSYS Inc.(a)	20,491	4,763,543
Appfolio Inc., Class A(a)	3,454	383,221
Appian Corp.(a)(b)	8,192	329,564
Aspen Technology Inc.(a)(b)	16,331	1,552,588
Autodesk Inc.(a)	52,686	8,224,285
Avalara Inc.(a)	15,728	1,173,309
Avaya Holdings Corp.(a)	22,378	181,038
Benefitfocus Inc.(a)	6,740	60,053
Blackbaud Inc.	11,777	654,212
BlackBerry Ltd.(a)(b)	118,216	488,232
Blackline Inc.(a)(b)	10,260	539,779
Bottomline Technologies DE Inc.(a)	9,167	335,971
Box Inc., Class A(a)(b)	35,791	502,506
Cadence Design Systems Inc.(a)	67,187	4,437,029
CDK Global Inc.	29,071	954,982
Ceridian HCM Holding Inc.(a)	24,133	1,208,339
Citrix Systems Inc.	27,541	3,898,429
Cloudera Inc.(a)(b)	58,927	463,755
CommVault Systems Inc.(a)	10,072	407,715
Cornerstone OnDemand Inc.(a)	12,650	401,638

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Coupa Software Inc.(a)(b)	15,046	$2,102,378
Descartes Systems Group Inc. (The)(a)(b)	20,149	692,924
DocuSign Inc.(a)	29,922	2,764,793
Dropbox Inc., Class A(a)	51,685	935,498
Dynatrace Inc.(a)	21,498	512,512
Ebix Inc.	5,268	79,968
Elastic NV(a)	7,798	435,206
Envestnet Inc.(a)(b)	12,565	675,746
Everbridge Inc.(a)	8,090	860,452
Fair Isaac Corp.(a)	6,935	2,133,830
FireEye Inc.(a)	51,898	549,081
Five9 Inc.(a)	14,626	1,118,304
ForeScout Technologies Inc.(a)	9,268	292,776
Fortinet Inc.(a)	33,991	3,438,869
Guidewire Software Inc.(a)	19,773	1,568,197
HubSpot Inc.(a)	9,639	1,283,818
Intuit Inc.	62,330	14,335,900
j2 Global Inc.	11,086	829,787
LivePerson Inc.(a)	14,743	335,403
LogMeIn Inc.	11,690	973,543
Manhattan Associates Inc.(a)	15,301	762,296
Microsoft Corp.	935,271	147,501,589
MicroStrategy Inc., Class A(a)	1,997	235,846
New Relic Inc.(a)	11,964	553,215
NortonLifeLock Inc.(b)	137,299	2,568,864
Nuance Communications Inc.(a)(b)	67,676	1,135,603
Nutanix Inc., Class A(a)(b)	34,942	552,084
Open Text Corp.(b)	64,698	2,259,254
Oracle Corp.	518,761	25,071,719
Palo Alto Networks Inc.(a)	23,457	3,846,010
Paycom Software Inc.(a)	11,746	2,372,809
Paylocity Holding Corp.(a)	8,584	758,139
Pegasystems Inc.	9,120	649,618
Pluralsight Inc., Class A(a)(b)	20,027	219,896
Progress Software Corp.	10,726	343,232
Proofpoint Inc.(a)	13,518	1,386,812
PROS Holdings Inc.(a)	9,282	288,020
PTC Inc.(a)	24,891	1,523,578
Q2 Holdings Inc.(a)	10,493	619,717
Qualys Inc.(a)	7,984	694,528
Rapid7 Inc.(a)	10,523	455,962
RealPage Inc.(a)	19,081	1,009,957
RingCentral Inc., Class A(a)	17,957	3,805,268
SailPoint Technologies Holding Inc.(a)(b)	20,293	308,859
salesforce.com Inc.(a)	212,392	30,580,200
ServiceNow Inc.(a)	45,158	12,941,380
Smartsheet Inc., Class A(a)	21,662	899,190
SolarWinds Corp.(a)	15,809	247,727
Splunk Inc.(a)	36,959	4,665,335
SPS Commerce Inc.(a)	8,386	390,033
SS&C Technologies Holdings Inc.	52,645	2,306,904
SVMK Inc.(a)	21,597	291,775
Synopsys Inc.(a)	35,999	4,636,311
Tenable Holdings Inc.(a)	10,260	224,284
Teradata Corp.(a)(b)	26,937	551,939

Security	Shares	Value

Software (continued)
TiVo Corp.(b)	30,323	$214,687
Trade Desk Inc. (The), Class A(a)(b)	9,538	1,840,834
Tyler Technologies Inc.(a)	9,335	2,768,388
Varonis Systems Inc.(a)(b)	7,298	464,664
Verint Systems Inc.(a)	15,987	687,441
VMware Inc., Class A(a)	18,888	2,287,337
Workday Inc., Class A(a)	39,270	5,113,739
Workiva Inc.(a)	9,055	292,748
Yext Inc.(a)	22,708	231,395
Zendesk Inc.(a)	26,861	1,719,373
Zoom Video Communications Inc., Class A(a)	6,156	899,515
Zscaler Inc.(a)(b)	15,624	950,877
Zuora Inc., Class A(a)(b)	15,641	125,910

		381,660,943

Technology Hardware, Storage & Peripherals — 9.1%
3D Systems Corp.(a)	28,356	218,625
Apple Inc.	532,338	135,368,230
Dell Technologies Inc., Class C(a)	37,153	1,469,401
Hewlett Packard Enterprise Co.	309,851	3,008,653
HP Inc.	354,846	6,160,127
NCR Corp.(a)(b)	30,555	540,824
NetApp Inc.	54,647	2,278,233
Pure Storage Inc., Class A(a)	53,980	663,954
Seagate Technology PLC	55,358	2,701,470
Western Digital Corp.	71,213	2,963,885
Xerox Holdings Corp.(a)	44,521	843,228

		156,216,630

Total Common Stocks — 99.9% (Cost: $1,481,869,187)		1,706,143,774

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	72,076,228	72,061,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	1,659,000	1,659,000

		73,720,813

Total Short-Term Investments — 4.3% (Cost: $73,676,849)		73,720,813

Total Investments in Securities — 104.2% (Cost: $1,555,546,036)		1,779,864,587

Other Assets, Less Liabilities — (4.2)%		(72,076,759)

Net Assets — 100.0%		$1,707,787,828

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) March 31, 2020	iShares® Expanded Tech Sector ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	54,176,641	17,899,587	72,076,228	$72,061,813	$201,939	(b)	$(63,450)	$36,237
BlackRock Cash Funds: Treasury, SL Agency Shares	1,136,060	522,940	1,659,000	1,659,000	41,047		—	—

				$73,720,813	$242,986		$(63,450)	$36,237

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Communication Services Select Sector E-Mini	5	06/19/20	$288	$14,711
S&P Select Sector Technology Index E-Mini	12	06/19/20	968	72,776

				$87,487

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$87,487

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(837,314)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$87,487

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$608,497

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Expanded Tech Sector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,706,143,774	$—	$—	$1,706,143,774
Money Market Funds	73,720,813	—	—	73,720,813

	$1,779,864,587	$—	$—	$1,779,864,587

Derivative financial instruments(a)
Assets
Futures Contracts	$87,487	$—	$—	$87,487

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments March 31, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 60.9%
2U Inc.(a)(b)	188,827	$4,006,909
8x8 Inc.(a)(b)	298,146	4,132,304
ACI Worldwide Inc.(a)	343,881	8,304,726
Adobe Inc.(a)	785,412	249,949,515
Alarm.com Holdings Inc.(a)	108,370	4,216,677
Altair Engineering Inc., Class A(a)(b)	114,379	3,031,044
Alteryx Inc., Class A(a)(b)	144,904	13,790,514
Anaplan Inc.(a)	254,899	7,713,244
ANSYS Inc.(a)(b)	254,585	59,183,375
Appfolio Inc., Class A(a)(b)	42,937	4,763,860
Aspen Technology Inc.(a)(b)	202,901	19,289,798
Autodesk Inc.(a)	654,544	102,174,318
Avalara Inc.(a)	195,377	14,575,124
Avaya Holdings Corp.(a)	276,672	2,238,276
Benefitfocus Inc.(a)(b)	88,629	789,684
Blackbaud Inc.(b)	146,316	8,127,854
Blackline Inc.(a)(b)	127,448	6,705,039
Bottomline Technologies DE Inc.(a)(b)	113,379	4,155,340
Box Inc., Class A(a)(b)	444,659	6,243,012
Cadence Design Systems Inc.(a)	834,692	55,123,060
CDK Global Inc.	361,130	11,863,121
Ceridian HCM Holding Inc.(a)(b)	299,810	15,011,487
Citrix Systems Inc.	342,148	48,431,049
Cloudera Inc.(a)(b)	732,051	5,761,241
Cornerstone OnDemand Inc.(a)	157,138	4,989,132
Coupa Software Inc.(a)(b)	186,946	26,121,965
Descartes Systems Group Inc. (The)(a)(b)	250,327	8,608,746
DocuSign Inc.(a)(b)	371,724	34,347,298
Dropbox Inc., Class A(a)	642,098	11,621,974
Dynatrace Inc.(a)	267,049	6,366,448
Ebix Inc.(b)	66,223	1,005,265
Elastic NV(a)(b)	96,898	5,407,877
Envestnet Inc.(a)(b)	156,093	8,394,682
Everbridge Inc.(a)	100,520	10,691,307
Fair Isaac Corp.(a)	86,154	26,508,724
Five9 Inc.(a)(b)	181,697	13,892,553
Guidewire Software Inc.(a)(b)	245,640	19,481,708
HubSpot Inc.(a)(b)	119,739	15,948,037
Intuit Inc.	759,279	174,634,170
j2 Global Inc.	137,713	10,307,818
LivePerson Inc.(a)(b)	183,143	4,166,503
LogMeIn Inc.	145,214	12,093,422
Manhattan Associates Inc.(a)(b)	190,092	9,470,383
MicroStrategy Inc., Class A(a)	24,491	2,892,387
New Relic Inc.(a)(b)	148,646	6,873,391
Nuance Communications Inc.(a)(b)	840,765	14,108,037
Nutanix Inc., Class A(a)	434,093	6,858,669
Open Text Corp.(b)	803,744	28,066,740
Paycom Software Inc.(a)(b)	145,930	29,479,319
Paylocity Holding Corp.(a)(b)	106,655	9,419,770
Pegasystems Inc.(b)	113,282	8,069,077
Pluralsight Inc., Class A(a)(b)	245,279	2,693,163
PROS Holdings Inc.(a)	115,294	3,577,573
PTC Inc.(a)(b)	309,209	18,926,683
Q2 Holdings Inc.(a)(b)	130,359	7,699,003
RealPage Inc.(a)	237,022	12,545,574
RingCentral Inc., Class A(a)(b)	223,058	47,268,221
salesforce.com Inc.(a)(b)	1,748,845	251,798,703

Security	Shares	Value

Application Software (continued)
Smartsheet Inc., Class A(a)(b)	269,089	$11,169,884
Splunk Inc.(a)(b)	459,124	57,955,223
SPS Commerce Inc.(a)(b)	103,641	4,820,343
SS&C Technologies Holdings Inc.(b)	654,021	28,659,200
SVMK Inc.(a)	268,309	3,624,855
Synopsys Inc.(a)(b)	447,197	57,594,502
Trade Desk Inc. (The), Class A(a)(b)	118,498	22,870,114
Tyler Technologies Inc.(a)	115,974	34,393,249
Verint Systems Inc.(a)(b)	198,627	8,540,961
Workday Inc., Class A(a)(b)	487,857	63,528,739
Workiva Inc.(a)	112,507	3,637,351
Yext Inc.(a)(b)	278,397	2,836,865
Zendesk Inc.(a)(b)	333,694	21,359,753
Zoom Video Communications Inc., Class A(a)(b)	76,492	11,177,011

		1,846,082,943

Interactive Home Entertainment — 9.2%
Activision Blizzard Inc.	2,202,302	130,992,923
Electronic Arts Inc.(a)	868,563	87,003,956
Take-Two Interactive Software Inc.(a)	336,679	39,933,496
Zynga Inc., Class A(a)	2,813,872	19,275,023

		277,205,398

Interactive Media & Services — 0.9%
Snap Inc., Class A, NVS(a)(b)	2,336,544	27,781,508

Systems Software — 29.0%
Appian Corp.(a)(b)	101,770	4,094,207
BlackBerry Ltd.(a)(b)	1,468,629	6,065,438
CommVault Systems Inc.(a)(b)	125,103	5,064,170
FireEye Inc.(a)	644,757	6,821,529
ForeScout Technologies Inc.(a)(b)	115,090	3,635,693
Fortinet Inc.(a)	422,289	42,722,978
Microsoft Corp.	1,647,761	259,868,387
NortonLifeLock Inc.	1,705,680	31,913,273
Oracle Corp.	4,892,536	236,456,265
Palo Alto Networks Inc.(a)(b)	291,397	47,777,452
Progress Software Corp.	133,230	4,263,360
Proofpoint Inc.(a)(b)	167,936	17,228,554
Qualys Inc.(a)(b)	99,164	8,626,276
Rapid7 Inc.(a)(b)	130,749	5,665,354
SailPoint Technologies Holding Inc.(a)	252,109	3,837,099
ServiceNow Inc.(a)	461,739	132,325,163
SolarWinds Corp.(a)(b)	194,397	3,046,201
Tenable Holdings Inc.(a)(b)	125,599	2,745,594
Teradata Corp.(a)(b)	334,662	6,857,224
TiVo Corp.	376,727	2,667,227
Varonis Systems Inc.(a)(b)	90,684	5,773,850
VMware Inc., Class A(a)(b)	234,666	28,418,053
Zscaler Inc.(a)(b)	194,103	11,813,109
Zuora Inc., Class A(a)(b)	206,269	1,660,466

		879,346,922

Total Common Stocks — 100.0% (Cost: $3,406,705,347)		3,030,416,771

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	240,644,276	240,596,147

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	1,617,000	$1,617,000

		242,213,147

Total Short -Term Investments — 8.0% (Cost: $242,222,495)		242,213,147

Total Investments in Securities — 108.0% (Cost: $3,648,927,842)		3,272,629,918

Other Assets, Less Liabilities — (8.0)%		(241,478,872)

Net Assets — 100.0%		$3,031,151,046

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a) (3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	114,415,154	126,229,122	240,644,276	$240,596,147	$769,756	(b)	$(172,785)	$(34,935)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,662,696	(45,696)	1,617,000	1,617,000	76,020		—	—

				$242,213,147	$845,776		$(172,785)	$(34,935)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	2	06/19/20	$115	$(1,701)
S&P Select Sector Technology Index E-Mini	7	06/19/20	564	(3,548)

				$(5,249)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,249

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) March 31, 2020	iShares® Expanded Tech-Software Sector ETF

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(203,013)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,249)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,451,956

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,030,416,771	$—	$—	$3,030,416,771
Money Market Funds	242,213,147	—	—	242,213,147

	$3,272,629,918	$—	$—	$3,272,629,918

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,249)	$—	$—	$(5,249)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 80.4%
AC Immune SA(a)	584,387	$4,038,114
ACADIA Pharmaceuticals Inc.(a)(b)	1,328,804	56,141,969
Acceleron Pharma Inc.(a)(b)	457,928	41,153,989
Achillion Pharmaceuticals Inc.(a)(b)(c)	4,112	1,892
ADMA Biologics Inc.(a)(b)	714,257	2,057,061
Adverum Biotechnologies Inc.(a)(b)	638,958	6,242,620
Aeglea BioTherapeutics Inc.(a)(b)	247,577	1,153,709
Affimed NV(a)(b)	646,684	1,021,761
Agios Pharmaceuticals Inc.(a)(b)	589,848	20,927,807
Aimmune Therapeutics Inc.(a)(b)	546,531	7,880,977
Akcea Therapeutics Inc.(a)(b)	810,790	11,594,297
Akebia Therapeutics Inc.(a)(b)	1,026,761	7,782,848
Akero Therapeutics Inc.(a)(b)	245,881	5,212,677
Alector Inc.(a)(b)	678,260	16,366,414
Alexion Pharmaceuticals Inc.(a)(b)	1,908,276	171,344,102
Alkermes PLC(a)(b)	1,358,944	19,595,972
Allakos Inc.(a)(b)	419,875	18,680,239
Allogene Therapeutics Inc.(a)(b)	1,051,679	20,444,640
Alnylam Pharmaceuticals Inc.(a)(b)	961,259	104,633,042
AMAG Pharmaceuticals Inc.(a)(b)	291,759	1,803,071
Amarin Corp. PLC, ADR(a)(b)	3,057,193	12,228,772
Amgen Inc.	2,412,302	489,045,984
Amicus Therapeutics Inc.(a)(b)	2,198,762	20,316,561
AnaptysBio Inc.(a)(b)	231,916	3,276,973
Apellis Pharmaceuticals Inc.(a)(b)	645,619	17,296,133
Ardelyx Inc.(a)(b)	763,186	4,338,712
Arena Pharmaceuticals Inc.(a)(b)	432,615	18,169,830
Argenx SE, ADR(a)(b)	186,112	24,516,534
Arrowhead Pharmaceuticals Inc.(a)(b)	825,672	23,754,583
Ascendis Pharma A/S, ADR(a)(b)	395,413	44,527,458
Assembly Biosciences Inc.(a)(b)	279,092	4,138,934
Atara Biotherapeutics Inc.(a)(b)	466,799	3,972,459
Athenex Inc.(a)(b)	666,603	5,159,507
Atreca Inc., Class A(a)(b)	187,876	3,109,348
Aurinia Pharmaceuticals Inc.(a)(b)	922,795	13,389,755
Autolus Therapeutics PLC, ADR(a)(b)	224,771	1,346,378
Avrobio Inc.(a)(b)	310,354	4,829,108
BeiGene Ltd., ADR(a)(b)	349,059	42,972,653
BioCryst Pharmaceuticals Inc.(a)(b)	1,341,123	2,682,246
Biogen Inc.(a)(b)	1,535,853	485,913,172
BioMarin Pharmaceutical Inc.(a)(b)	1,548,866	130,879,177
Bluebird Bio Inc.(a)	477,373	21,940,063
Blueprint Medicines Corp.(a)(b)	424,498	24,824,643
Bridgebio Pharma Inc.(a)(b)	1,066,135	30,917,915
Castle Biosciences Inc.(a)(b)	146,926	4,379,864
Cellectis SA, ADR(a)(b)	146,563	1,348,380
ChemoCentryx Inc.(a)(b)	503,136	20,216,004
China Biologic Products Holdings Inc.(a)(b)	331,713	35,801,784
Coherus Biosciences Inc.(a)(b)	602,594	9,774,075
Corbus Pharmaceuticals Holdings Inc.(a)(b)	616,551	3,230,727
CRISPR Therapeutics AG(a)(b)	512,846	21,749,799
Cytokinetics Inc.(a)(b)	510,269	6,016,072
CytomX Therapeutics Inc.(a)(b)	388,142	2,977,049
Deciphera Pharmaceuticals Inc.(a)(b)	440,350	18,129,209
Denali Therapeutics Inc.(a)(b)	828,690	14,510,362
Dicerna Pharmaceuticals Inc.(a)(b)	591,573	10,867,196
Eagle Pharmaceuticals Inc./DE(a)(b)	118,047	5,430,162
Editas Medicine Inc.(a)(b)	443,030	8,785,285

Security	Shares	Value

Biotechnology (continued)
Eidos Therapeutics Inc.(a)	323,804	$15,863,158
Eiger BioPharmaceuticals Inc.(a)(b)	209,250	1,422,900
Enanta Pharmaceuticals Inc.(a)(b)	169,664	8,725,820
Epizyme Inc.(a)(b)	843,482	13,082,406
Esperion Therapeutics Inc.(a)(b)	236,029	7,441,994
Exelixis Inc.(a)(b)	2,621,343	45,139,526
Fate Therapeutics Inc.(a)(b)	652,503	14,492,092
FibroGen Inc.(a)(b)	752,695	26,156,151
Flexion Therapeutics Inc.(a)(b)	329,636	2,594,235
Forty Seven Inc.(a)(b)	406,660	38,803,497
G1 Therapeutics Inc.(a)(b)	323,689	3,567,053
Galapagos NV, ADR(a)(b)	70,111	13,736,147
Genmab A/S,ADR(a)(b)	260,158	5,512,748
Geron Corp.(a)(b)	1,705,875	2,029,991
Gilead Sciences Inc.	8,420,791	629,538,335
Global Blood Therapeutics Inc.(a)(b)	519,649	26,548,867
GlycoMimetics Inc.(a)(b)	370,407	844,528
Gossamer Bio Inc.(a)(b)	567,467	5,759,790
Grifols SA, ADR(b)	1,087,484	21,901,928
Gritstone Oncology Inc.(a)(b)	310,527	1,807,267
Halozyme Therapeutics Inc.(a)(b)	1,264,224	22,743,390
Homology Medicines Inc.(a)(b)	379,996	5,905,138
ImmunoGen Inc.(a)(b)	1,502,079	5,122,089
Immunomedics Inc.(a)(b)	1,668,081	22,485,732
Incyte Corp.(a)	1,857,384	136,016,230
Inovio Pharmaceuticals Inc.(a)(b)	854,270	6,355,769
Insmed Inc.(a)	771,491	12,367,001
Intellia Therapeutics Inc.(a)(b)	422,172	5,163,164
Intercept Pharmaceuticals Inc.(a)(b)	282,426	17,781,541
Ionis Pharmaceuticals Inc.(a)	1,213,516	57,375,036
Iovance Biotherapeutics Inc.(a)(b)	1,088,676	32,589,516
Ironwood Pharmaceuticals Inc.(a)(b)	1,354,520	13,667,107
Karuna Therapeutics Inc.(a)(b)	224,609	16,171,848
Karyopharm Therapeutics Inc.(a)(b)	540,129	10,375,878
Kodiak Sciences Inc.(a)(b)	381,995	18,221,161
Kura Oncology Inc.(a)(b)	392,656	3,906,927
Lexicon Pharmaceuticals Inc.(a)(b)	924,573	1,802,917
Ligand Pharmaceuticals Inc.(a)(b)	151,724	11,033,369
MacroGenics Inc.(a)(b)	423,946	2,467,366
Magenta Therapeutics Inc.(a)(b)	338,132	2,123,469
MannKind Corp.(a)(b)	1,798,729	1,852,691
MeiraGTx Holdings PLC(a)(b)	314,354	4,224,918
Mirati Therapeutics Inc.(a)(b)	340,191	26,150,482
Moderna Inc.(a)(b)	2,872,849	86,041,828
Momenta Pharmaceuticals Inc.(a)(b)	979,727	26,648,574
Myriad Genetics Inc.(a)(b)	642,299	9,191,299
Neurocrine Biosciences Inc.(a)(b)	793,761	68,700,015
OPKO Health Inc.(a)(b)	5,730,402	7,678,739
Orchard Therapeutics PLC,ADR(a)(b)	336,507	2,533,898
PDL BioPharma Inc.(a)(b)	975,422	2,750,690
Portola Pharmaceuticals Inc.(a)(b)	673,507	4,802,105
PRECIGEN Inc.(a)(b)	1,390,707	4,728,404
Precision BioSciences Inc.(a)(b)	436,464	2,631,878
Prevail Therapeutics Inc.(a)(b)	293,629	3,579,338
Principia Biopharma Inc.(a)(b)	283,016	16,805,490
Progenics Pharmaceuticals Inc.(a)(b)	738,272	2,805,434
ProQR Therapeutics NV(a)(b)	421,619	2,314,688
Protagonist Therapeutics Inc.(a)(b)	230,792	1,629,392
Prothena Corp. PLC(a)(b)	345,407	3,695,855
PTC Therapeutics Inc.(a)(b)	531,708	23,719,494

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) March 31, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Puma Biotechnology Inc.(a)(b)	332,836	$2,809,136
Ra Pharmaceuticals Inc.(a)(b)	407,104	19,545,063
Radius Health Inc.(a)(b)	397,761	5,170,893
Regeneron Pharmaceuticals Inc.(a)(b)	767,230	374,630,737
REGENXBIO Inc.(a)(b)	318,347	10,308,076
Retrophin Inc.(a)(b)	371,462	5,419,631
Rhythm Pharmaceuticals Inc.(a)(b)	378,299	5,757,711
Rigel Pharmaceuticals Inc.(a)(b)	1,458,038	2,274,539
Rocket Pharmaceuticals Inc.(a)(b)	433,462	6,046,795
Rubius Therapeutics Inc.(a)(b)	689,598	3,068,711
Sage Therapeutics Inc.(a)(b)	447,119	12,841,258
Sangamo Therapeutics Inc.(a)(b)	998,609	6,361,139
Sarepta Therapeutics Inc.(a)(b)	643,126	62,910,585
Scholar Rock Holding Corp.(a)(b)	257,388	3,116,969
Seattle Genetics Inc.(a)(b)	1,477,918	170,522,179
Seres Therapeutics Inc.(a)(b)	598,055	2,135,056
Solid Biosciences Inc.(a)(b)	392,875	938,971
Spectrum Pharmaceuticals Inc.(a)(b)	965,137	2,248,769
Stoke Therapeutics Inc.(a)(b)	281,289	6,441,518
Syros Pharmaceuticals Inc.(a)(b)	362,515	2,149,714
Translate Bio Inc.(a)(b)	515,439	5,138,927
Turning Point Therapeutics Inc.(a)(b)	309,414	13,818,429
Twist Bioscience Corp.(a)(b)	282,522	8,639,523
Ultragenyx Pharmaceutical Inc.(a)(b)	498,416	22,144,623
uniQure NV(a)(b)	376,340	17,857,333
United Therapeutics Corp.(a)(b)	378,589	35,899,702
UNITY Biotechnology Inc.(a)(b)	392,276	2,275,201
UroGen Pharma Ltd.(a)(b)	181,462	3,237,282
Vanda Pharmaceuticals Inc.(a)(b)	460,041	4,766,025
Veracyte Inc.(a)(b)	422,284	10,265,724
Vertex Pharmaceuticals Inc.(a)	2,188,740	520,810,683
Voyager Therapeutics Inc.(a)(b)	321,657	2,943,162
XBiotech Inc.(a)(b)	353,498	3,754,149
Xencor Inc.(a)(b)	489,808	14,635,463
Y-mAbs Therapeutics Inc.(a)(b)	343,734	8,971,457
Zai Lab Ltd., ADR(a)(b)	320,809	16,515,247

		5,102,338,740

Chemicals — 0.0%
Amyris Inc.(a)(b)	900,964	2,306,468

Health Care Equipment & Supplies — 1.1%
Axonics Modulation Technologies Inc.(a)(b)	291,745	7,413,240
Cerus Corp.(a)(b)	1,357,255	6,311,236
Novocure Ltd.(a)(b)	853,796	57,494,623

		71,219,099

Health Care Providers & Services — 1.0%
Guardant Health Inc.(a)(b)	810,183	56,388,737
PetIQ Inc.(a)(b)	202,457	4,703,076

		61,091,813

Life Sciences Tools & Services — 9.0%
Adaptive Biotechnologies Corp.(a)(b)	1,072,695	29,799,467
Bio-Techne Corp.(b)	328,788	62,344,781
Compugen Ltd.(a)(b)	541,638	3,932,292
Illumina Inc.(a)(b)	1,251,203	341,728,563
Luminex Corp.(b)	387,946	10,680,153
Medpace Holdings Inc.(a)(b)	310,765	22,803,936
NanoString Technologies Inc.(a)(b)	307,958	7,406,390
Pacific Biosciences of California Inc.(a)(b)	1,320,902	4,041,960
Personalis Inc.(a)(b)	271,397	2,190,174

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)(b)	545,689	$45,314,015
Quanterix Corp.(a)(b)	242,543	4,455,515
Syneos Health Inc.(a)(b)	895,484	35,299,979

		569,997,225

Pharmaceuticals — 8.3%
Aerie Pharmaceuticals Inc.(a)(b)	398,645	5,381,707
Akorn Inc.(a)(b)	1,077,589	604,743
Amphastar Pharmaceuticals Inc.(a)(b)	404,704	6,005,807
ANI Pharmaceuticals Inc.(a)(b)	104,319	4,249,956
Arvinas Holding Co. LLC(a)(b)	336,332	13,554,180
Axsome Therapeutics Inc.(a)(b)	297,744	17,516,280
BioDelivery Sciences International Inc.(a)(b)	774,489	2,935,313
Cara Therapeutics Inc.(a)(b)	403,323	5,327,897
Chiasma Inc.(a)(b)	356,400	1,300,860
Collegium Pharmaceutical Inc.(a)(b)	289,827	4,732,875
Corium International Inc.(a)(b)(c)	416,117	74,901
Cymabay Therapeutics Inc.(a)(b)	586,947	868,682
Endo International PLC(a)(b)	1,863,047	6,893,274
Evolus Inc.(a)(b)	285,530	1,184,949
EyePoint Pharmaceuticals Inc.(a)(b)	923,466	941,935
Foamix Pharmaceuticals Ltd.(c)	5,340	4,388
GW Pharmaceuticals PLC,ADR(a)(b)	254,352	22,273,605
Horizon Therapeutics PLC(a)(b)	1,615,916	47,863,432
Hutchison China MediTech Ltd., ADR(a)(b)	358,554	6,400,189
Innoviva Inc.(a)(b)	875,231	10,292,717
Intra-Cellular Therapies Inc.(a)(b)	564,409	8,674,966
Jazz Pharmaceuticals PLC(a)(b)	488,095	48,682,595
Mylan NV(a)(b)	4,449,127	66,336,484
MyoKardia Inc.(a)(b)	398,834	18,697,338
Nektar Therapeutics(a)(b)	1,517,693	27,090,820
NGM Biopharmaceuticals Inc.(a)(b)	576,408	7,107,111
Omeros Corp.(a)(b)	430,054	5,749,822
Optinose Inc.(a)	394,242	1,770,147
Osmotica Pharmaceuticals PLC(a)	499,348	1,587,927
Pacira BioSciences Inc.(a)(b)	360,247	12,079,082
Reata Pharmaceuticals Inc., Class A(a)(b)	237,663	34,304,277
resTORbio Inc.(a)(b)	311,510	320,855
Revance Therapeutics Inc.(a)(b)	445,992	6,600,682
Sanofi, ADR	1,799,802	78,687,343
SIGA Technologies Inc.(a)(b)	693,633	3,315,566
Supernus Pharmaceuticals Inc.(a)(b)	454,050	8,168,359
TherapeuticsMD Inc.(a)(b)	2,345,525	2,486,256
Theravance Biopharma Inc.(a)(b)	490,612	11,338,043
Tricida Inc.(a)(b)	428,330	9,423,260
WaVe Life Sciences Ltd.(a)(b)	292,942	2,744,867
Xeris Pharmaceuticals Inc.(a)(b)	230,626	449,721
Zogenix Inc.(a)(b)	381,996	9,446,761

		523,469,972

Total Common Stocks — 99.8% (Cost: $8,446,707,585)		6,330,423,317

Short-Term Investments

Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(e)(f)	931,034,513	930,848,306

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(e)	12,684,000	$12,684,000

		943,532,306

Total Short-Term Investments — 14.9% (Cost: $943,578,176)		943,532,306

Total Investments in Securities — 114.7% (Cost: $9,390,285,761)		7,273,955,623

Other Assets, Less Liabilities — (14.7)%		(929,990,352)

Net Assets — 100.0%		$6,343,965,271

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,347,750,952	(416,716,439)	931,034,513	$930,848,306	$9,633,575	(b)	$(170,659)	$(445,569)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,677,695	4,006,305	12,684,000	12,684,000	149,965		—	—

				$943,532,306	$9,783,540		$(170,659)	$(445,569)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	92	06/19/20	$5,279	$(327,860)
S&P MidCap 400 E-Mini	54	06/19/20	7,764	(444,200)

				$(772,060)

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$772,060

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) March 31, 2020	iShares® Nasdaq Biotechnology ETF

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,053,094)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(772,060)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,274,686

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,330,342,136	$—	$81,181	$6,330,423,317
Money Market Funds	943,532,306	—	—	943,532,306

	$7,273,874,442	$—	$81,181	$7,273,955,623

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(772,060)	$—	$—	$(772,060)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 3.3%
Eagle Materials Inc.(a)	13,335	$779,031
Martin Marietta Materials Inc.	20,020	3,788,385
Summit Materials Inc., Class A(b)	35,963	539,445
Vulcan Materials Co.	42,389	4,580,979

		9,687,840

Containers & Packaging — 11.5%
Amcor PLC(b)	518,862	4,213,159
AptarGroup Inc.	20,476	2,038,181
Avery Dennison Corp.	26,745	2,724,513
Ball Corp.	104,767	6,774,234
Berry Global Group Inc.(b)	42,311	1,426,304
Crown Holdings Inc.(b)	43,407	2,519,342
Graphic Packaging Holding Co.	92,958	1,134,088
Greif Inc., Class A, NVS	8,412	261,529
International Paper Co.	125,579	3,909,274
O-I Glass Inc.	49,846	354,405
Packaging Corp. of America	30,320	2,632,686
Sealed Air Corp.(a)	49,489	1,222,873
Silgan Holdings Inc.(a)	24,830	720,567
Sonoco Products Co.	32,063	1,486,120
Westrock Co.	82,588	2,333,937

		33,751,212

Energy Equipment & Services — 4.7%
Apergy Corp.(b)	24,810	142,658
Baker Hughes Co.	208,124	2,185,302
Core Laboratories NV	14,314	148,007
Dril-Quip Inc.(b)	11,589	353,465
Halliburton Co.	281,120	1,925,672
Helmerich & Payne Inc.	34,728	543,493
National Oilwell Varco Inc.(a)	123,563	1,214,624
Oceaneering International Inc.(b)	31,844	93,621
Patterson-UTI Energy Inc.	61,812	145,258
Schlumberger Ltd.	443,354	5,980,845
TechnipFMC PLC	134,583	907,089
Transocean Ltd.(a)(b)	184,192	213,663

		13,853,697

Metals & Mining — 16.7%
Agnico Eagle Mines Ltd.(a)	76,786	3,055,315
Alcoa Corp.(b)	59,427	366,070
B2Gold Corp.(a)	328,505	1,005,225
Barrick Gold Corp.(a)	569,344	10,430,382
Compass Minerals International Inc.	10,855	417,592
Franco-Nevada Corp.(a)	60,399	6,010,909
Freeport-McMoRan Inc.	464,667	3,136,502
Kinross Gold Corp.(a)(b)	401,407	1,597,600
Kirkland Lake Gold Ltd.	85,450	2,529,320
Newmont Corp.	261,557	11,843,301
Pan American Silver Corp.(a)	67,132	962,002
Royal Gold Inc.	21,002	1,842,085
Teck Resources Ltd., Class B(a)	155,725	1,177,281
Wheaton Precious Metals Corp.	143,226	3,943,012
Yamana Gold Inc.	304,385	837,059

		49,153,655

Oil, Gas & Consumable Fuels — 63.0%
Apache Corp.	120,424	503,372
Cabot Oil & Gas Corp.	130,641	2,245,719
Cameco Corp.(a)	126,758	968,431

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.	379,293	$5,139,420
Cenovus Energy Inc.(a)	326,616	659,764
Cheniere Energy Inc.(a)(b)	74,244	2,487,174
Chevron Corp.	438,829	31,797,549
Cimarex Energy Co.	32,603	548,709
CNX Resources Corp.(b)	59,758	317,913
Concho Resources Inc.	64,381	2,758,726
ConocoPhillips	351,409	10,823,397
Continental Resources Inc./OK(a)	27,355	208,992
Crescent Point Energy Corp.(a)	184,297	141,706
CVR Energy Inc.	9,408	155,514
Delek U.S. Holdings Inc.	23,773	374,662
Devon Energy Corp.	123,940	856,425
Diamondback Energy Inc.	51,610	1,352,182
Enbridge Inc.	454,300	13,215,587
Enerplus Corp.(a)	71,136	105,281
EOG Resources Inc.	186,310	6,692,255
EQT Corp.(a)	81,868	578,807
Equitrans Midstream Corp.	66,092	332,443
Exxon Mobil Corp.	729,546	27,700,862
Hess Corp.	82,942	2,761,969
HollyFrontier Corp.	47,548	1,165,401
Kinder Morgan Inc./DE	623,813	8,683,477
Kosmos Energy Ltd.	115,746	103,662
Marathon Oil Corp.	256,186	842,852
Marathon Petroleum Corp.	207,946	4,911,685
Matador Resources Co.(b)	35,016	86,840
Murphy Oil Corp.	47,836	293,235
Noble Energy Inc.	153,180	925,207
Occidental Petroleum Corp.(a)	286,087	3,312,887
ONEOK Inc.	132,294	2,885,332
Ovintiv Inc.(a)	83,203	224,648
Parsley Energy Inc., Class A	98,905	566,726
PBF Energy Inc., Class A	32,582	230,681
PDC Energy Inc.(a)(b)	31,095	193,100
Pembina Pipeline Corp.	166,562	3,133,031
Phillips 66	142,308	7,634,824
Pioneer Natural Resources Co	53,052	3,721,598
Suncor Energy Inc.	494,012	7,805,390
Targa Resources Corp.	74,553	515,161
TC Energy Corp.(a)	299,242	13,256,421
Tellurian Inc.(a)(b)	29,266	26,454
Valero Energy Corp.	131,518	5,965,656
Vermilion Energy Inc.	50,032	155,600
Williams Companies Inc. (The)	388,169	5,492,591
World Fuel Services Corp.	20,941	527,294
WPX Energy Inc.(a)(b)	133,197	406,251

		185,792,863

Paper & Forest Products — 0.4%
Domtar Corp.	18,342	396,921
Louisiana-Pacific Corp.	37,614	646,208
Norbord Inc.(a)	14,881	176,191

		1,219,320

Total Common Stocks — 99.6% (Cost: $635,980,396)		293,458,587

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) March 31, 2020	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	17,521,713	$17,518,209
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	168,000	168,000

		17,686,209

Total Short-Term Investments — 6.0% (Cost: $17,683,517)		17,686,209

Total Investments in Securities — 105.6% (Cost: $653,663,913)		311,144,796

Other Assets, Less Liabilities — (5.6)%		(16,448,388)

Net Assets — 100.0%		$294,696,408

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a) (3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	34,147,105	(16,625,392)	17,521,713	$17,518,209	$138,902	(b)	$(2,367)	$(4,146)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,102,336	(934,336)	168,000	168,000	15,378		—	—

				$17,686,209	$154,280		$(2,367)	$(4,146)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	4	06/19/20	$229	$(6,248)
S&P Select Sector Energy Index E-Mini	34	06/19/20	1,018	23,331

				$17,083

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$23,331

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,248

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® North American Natural Resources ETF

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(881,217)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$17,083

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$781,676

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$293,458,587	$—	$—	$293,458,587
Money Market Funds	17,686,209	—	—	17,686,209

	$311,144,796	$—	$—	$311,144,796

Derivative financial instruments(a)
Assets
Futures Contracts	$23,331	$—	$—	$23,331
Liabilities
Futures Contracts	(6,248)	—	—	(6,248)

	$17,083	$—	$—	$17,083

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments March 31, 2020	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.8%
Acacia Communications Inc.(a)	30,169	$2,026,753
Arista Networks Inc.(a)(b)	19,178	3,884,504
Ciena Corp.(a)	49,875	1,985,524
Cisco Systems Inc.	94,789	3,726,156
CommScope Holding Co. Inc.(a)(b)	205,698	1,873,909
Comtech Telecommunications Corp.	39,008	518,416
EchoStar Corp., Class A(a)	56,772	1,815,001
Extreme Networks Inc.(a)(b)	194,429	600,786
F5 Networks Inc.(a)	33,727	3,596,310
Harmonic Inc.(a)(b)	153,366	883,388
Infinera Corp.(a)	248,685	1,318,030
Inseego Corp.(a)(b)	84,478	526,298
InterDigital Inc.	44,786	1,998,799
Juniper Networks Inc.	188,464	3,607,201
Lumentum Holdings Inc.(a)	28,561	2,104,946
Motorola Solutions Inc.	25,818	3,431,728
NETGEAR Inc.(a)(b)	48,217	1,101,276
NetScout Systems Inc.(a)(b)	85,170	2,015,974
Plantronics Inc.	52,349	526,631
Ubiquiti Inc.(b)	13,941	1,973,767
ViaSat Inc.(a)(b)	50,481	1,813,277
Viavi Solutions Inc.(a)	173,017	1,939,521

		43,268,195

Total Common Stocks — 99.8% (Cost: $63,479,707)		43,268,195

Security	Shares	Value

Short-Term Investments

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	4,761,684	$4,760,731
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	48,000	48,000

		4,808,731

Total Short -Term Investments — 11.1% (Cost: $4,807,350)		4,808,731

Total Investments in Securities — 110.9% (Cost: $68,287,057)		48,076,926

Other Assets, Less Liabilities — (10.9)%		(4,741,781)

Net Assets — 100.0%		$43,335,145

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,435,473	(2,673,789)	4,761,684	$4,760,731	$67,920	(b)	$(3,295)	$961
BlackRock Cash Funds: Treasury, SL Agency Shares	114,343	(66,343)	48,000	48,000	3,346		—	—

				$4,808,731	$71,266		$(3,295)	$961

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	1	06/19/20	$57	$(5,557)

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® North American Tech-Multimedia Networking ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,557

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(5,497)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,557)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,726

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$43,268,195	$—	$—	$43,268,195
Money Market Funds	4,808,731	—	—	4,808,731

	$48,076,926	$—	$—	$48,076,926

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,557)	$—	$—	$(5,557)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments March 31, 2020	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 18.7%
Applied Materials Inc.	1,677,154	$76,847,196
ASML Holding NV, NYS(a)	270,531	70,781,731
Cabot Microelectronics Corp.	106,313	12,134,566
Entegris Inc.(a)	492,675	22,057,060
KLA Corp.	576,403	82,852,167
Lam Research Corp.	363,928	87,342,720
MKS Instruments Inc.(a)	199,121	16,218,405
Teradyne Inc.(a)	612,140	33,159,624

		401,393,469

Semiconductors — 81.0%
Advanced Micro Devices Inc.(a)(b)	2,480,388	112,808,046
Analog Devices Inc.(a)	859,738	77,075,512
Broadcom Inc.	614,194	145,625,397
Cirrus Logic Inc.(b)	211,135	13,856,790
Cree Inc.(a)(b)	393,450	13,951,737
Intel Corp.	3,345,639	181,065,983
Marvell Technology Group Ltd.	2,436,459	55,137,067
Maxim Integrated Products Inc.	988,499	48,050,936
Microchip Technology Inc.(a)	872,952	59,186,146
Micron Technology Inc.(a)(b)	2,043,933	85,967,822
Monolithic Power Systems Inc.	158,676	26,571,883
NVIDIA Corp.(a)	896,070	236,204,052
NXP Semiconductors NV	840,174	69,675,630
ON Semiconductor Corp.(a)(b)	1,500,314	18,663,906
Qorvo Inc.(b)	424,366	34,216,631
QUALCOMM Inc.	2,324,527	157,254,251
Semtech Corp.(b)	243,026	9,113,475
Silicon Laboratories Inc.(b)	158,436	13,532,019
Skyworks Solutions Inc.(a)	622,357	55,626,269

Security	Shares	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,829,106	$87,412,976
Texas Instruments Inc.	1,615,624	161,449,306
Xilinx Inc.	918,575	71,593,735

		1,734,039,569

Total Common Stocks — 99.7% (Cost: $2,491,502,298)		2,135,433,038

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	126,368,552	126,343,278
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	4,905,000	4,905,000

		131,248,278

Total Short -Term Investments — 6.1% (Cost: $131,195,186)		131,248,278

Total Investments in Securities — 105.8% (Cost: $2,622,697,484)		2,266,681,316

Other Assets, Less Liabilities — (5.8)%		(124,716,371)

Net Assets — 100.0%		$2,141,964,945

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,540,232	73,828,320	126,368,552	$126,343,278	$210,090	(b)	$(39,423)	$40,020
BlackRock Cash Funds: Treasury, SL Agency Shares	625,188	4,279,812	4,905,000	4,905,000	51,435		—	—

				$131,248,278	$261,525		$(39,423)	$40,020

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	16	06/19/20	$918	$5,778
S&P Select Sector Technology Index E-Mini	67	06/19/20	5,405	401,056

				$406,834

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® PHLX Semiconductor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of March 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$406,834

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended March 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(760,261)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$406,834

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,032,170

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,135,433,038	$—	$—	$2,135,433,038
Money Market Funds	131,248,278	—	—	131,248,278

	$2,266,681,316	$—	$—	$2,266,681,316

Derivative financial instruments(a)
Assets
Futures Contracts	$406,834	$—	$—	$406,834

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Statements of Assets and Liabilities

March 31, 2020

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,706,143,774	$3,030,416,771	$6,330,423,317	$293,458,587
Affiliated(c)	73,720,813	242,213,147	943,532,306	17,686,209
Cash	50,262	249,889	409,041	126,207
Cash pledged:
Futures contracts	162,000	89,000	1,842,000	259,000
Receivables:
Investments sold	16,094	—	643,367	21,511
Securities lending income — Affiliated	45,918	180,241	750,344	19,597
Variation margin on futures contracts	—	—	—	15,975
Capital shares sold	44,017	6,363	71,131	31,088
Dividends	360,635	6,159	43,224	780,147

Total assets	1,780,543,513	3,273,161,570	7,277,714,730	312,398,321

LIABILITIES
Collateral on securities loaned, at value	72,087,359	240,805,725	931,041,160	17,522,247
Payables:
Investments purchased	—	—	13,306	60,472
Variation margin on futures contracts	21,632	12,243	113,712	—
Capital shares redeemed	—	56,483	11,503	—
Investment advisory fees	646,694	1,136,073	2,569,778	119,194

Total liabilities	72,755,685	242,010,524	933,749,459	17,701,913

NET ASSETS	$1,707,787,828	$3,031,151,046	$6,343,965,271	$294,696,408

NET ASSETS CONSIST OF:
Paid-in capital	$1,501,623,235	$3,450,674,210	$9,297,254,777	$1,077,640,656
Accumulated earnings (loss)	206,164,593	(419,523,164)	(2,953,289,506)	(782,944,248)

NET ASSETS	$1,707,787,828	$3,031,151,046	$6,343,965,271	$294,696,408

Shares outstanding	8,050,000	14,450,000	58,750,000	17,700,000

Net asset value	$212.15	$209.77	$107.98	$16.65

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$69,100,376	$231,823,923	$870,182,608	$17,398,766
(b) Investments, at cost — Unaffiliated	$1,481,869,187	$3,406,705,347	$8,446,707,585	$635,980,396
(c) Investments, at cost — Affiliated	$73,676,849	$242,222,495	$943,578,176	$17,683,517

See notes to financial statements.

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (continued)

March 31, 2020

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$43,268,195	$2,135,433,038
Affiliated(c)	4,808,731	131,248,278
Cash	10,179	234,332
Cash pledged:
Futures contracts	8,000	826,000
Receivables:
Securities lending income — Affiliated	2,947	50,210
Capital shares sold	—	95,216
Dividends	19,074	1,405,729

Total assets	48,117,126	2,269,292,803

LIABILITIES
Collateral on securities loaned, at value	4,764,055	126,343,792
Payables:
Variation margin on futures contracts	342	116,029
Capital shares redeemed	—	63,059
Investment advisory fees	17,584	804,978

Total liabilities	4,781,981	127,327,858

NET ASSETS	$43,335,145	$2,141,964,945

NET ASSETS CONSIST OF:
Paid-in capital	$130,066,964	$2,534,062,972
Accumulated loss	(86,731,819)	(392,098,027)

NET ASSETS	$43,335,145	$2,141,964,945

Shares outstanding	1,000,000	10,450,000

Net asset value	$43.34	$204.97

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$4,619,777	$121,149,848
(b) Investments, at cost — Unaffiliated	$63,479,707	$2,491,502,298
(c) Investments, at cost — Affiliated	$4,807,350	$131,195,186

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations

Year Ended March 31, 2020

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$17,307,524	$28,569,833 (a)	$40,837,595	$18,189,555
Dividends — Affiliated	41,047	76,020	149,965	15,378
Interest — Unaffiliated	—	—	1,481	538
Securities lending income — Affiliated — net	201,939	769,756	9,633,575	138,902
Foreign taxes withheld	(5,925)	(72,058)	(88,022)	(659,994)

Total investment income	17,544,585	29,343,551	50,534,594	17,684,379

EXPENSES
Investment advisory fees	7,891,981	12,995,214	33,317,845	2,539,091

Total expenses	7,891,981	12,995,214	33,317,845	2,539,091

Net investment income	9,652,604	16,348,337	17,216,749	15,145,288

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,917,783)	(57,656,395)	(612,165,250)	(109,598,923)
Investments — Affiliated	(63,450)	(172,785)	(170,659)	(2,367)
In-kind redemptions — Unaffiliated	165,896,985	583,783,149	891,837,053	(38,137,164)
Futures contracts	(837,314)	(203,013)	(3,053,094)	(881,217)
Foreign currency transactions	—	—	—	(7,033)

Net realized gain (loss)	161,078,438	525,750,956	276,448,050	(148,626,704)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(126,363,916)	(570,510,437)	(516,005,402)	(95,713,549)
Investments — Affiliated	36,237	(34,935)	(445,569)	(4,146)
Futures contracts	87,487	(5,249)	(772,060)	17,083
Foreign currency translations	—	—	—	(157)

Net change in unrealized appreciation (depreciation)	(126,240,192)	(570,550,621)	(517,223,031)	(95,700,769)

Net realized and unrealized gain (loss)	34,838,246	(44,799,665)	(240,774,981)	(244,327,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,490,850	$(28,451,328)	$(223,558,232)	$(229,182,185)

(a)	Includes $17,270,040 related to a special distribution from NortonLifeLock Inc.

See notes to financial statements.

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (continued)

Year Ended March 31, 2020

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$824,715	$35,350,017
Dividends — Affiliated	3,346	51,435
Interest — Unaffiliated	5	—
Securities lending income — Affiliated — net	67,920	210,090
Foreign taxes withheld	—	(1,019,518)

Total investment income	895,986	34,592,024

EXPENSES
Investment advisory fees	440,707	8,388,652

Total expenses	440,707	8,388,652

Net investment income	455,279	26,203,372

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,528,181)	(25,663,840)
Investments — Affiliated	(3,295)	(39,423)
In-kind redemptions — Unaffiliated	1,997,846	335,212,053
Futures contracts	(5,497)	(760,261)

Net realized gain (loss)	(1,539,127)	308,748,529

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(19,856,382)	(254,013,286)
Investments — Affiliated	961	40,020
Futures contracts	(5,557)	406,834

Net change in unrealized appreciation (depreciation)	(19,860,978)	(253,566,432)

Net realized and unrealized gain (loss)	(21,400,105)	55,182,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,944,826)	$81,385,469

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

	iShares Expanded Tech Sector ETF		iShares Expanded Tech-Software Sector ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,652,604	$8,607,212	$16,348,337	$2,476,322
Net realized gain	161,078,438	283,650,733	525,750,956	342,763,217
Net change in unrealized appreciation (depreciation)	(126,240,192)	(90,566,740)	(570,550,621)	70,647,702

Net increase (decrease) in net assets resulting from operations	44,490,850	201,691,205	(28,451,328)	415,887,241

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,234,172)	(8,093,662)	(17,774,768)	(2,709,822)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	85,598,654	(68,391,428)	347,914,022	958,748,976

NET ASSETS
Total increase in net assets	119,855,332	125,206,115	301,687,926	1,371,926,395
Beginning of year	1,587,932,496	1,462,726,381	2,729,463,120	1,357,536,725

End of year	$1,707,787,828	$1,587,932,496	$3,031,151,046	$2,729,463,120

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,216,749	$12,909,077	$15,145,288	$17,562,911
Net realized gain (loss)	276,448,050	585,308,012	(148,626,704)	(67,193,551)
Net change in unrealized appreciation (depreciation)	(517,223,031)	(249,981,678)	(95,700,769)	29,860,958

Net increase (decrease) in net assets resulting from operations	(223,558,232)	348,235,411	(229,182,185)	(19,769,682)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,415,446)	(15,462,961)	(29,704,416)	(19,762,048)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,441,203,329)	(1,346,751,531)	(207,787,406)	(128,669,345)

NET ASSETS
Total decrease in net assets	(1,682,177,007)	(1,013,979,081)	(466,674,007)	(168,201,075)
Beginning of year	8,026,142,278	9,040,121,359	761,370,415	929,571,490

End of year	$6,343,965,271	$8,026,142,278	$294,696,408	$761,370,415

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets  (continued)

	iShares North American Tech-Multimedia Networking ETF		iShares PHLX Semiconductor ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/20	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$455,279	$285,216	$26,203,372	$21,725,845
Net realized gain (loss)	(1,539,127)	4,368,181	308,748,529	105,132,907
Net change in unrealized appreciation (depreciation)	(19,860,978)	739,823	(253,566,432)	(100,509,502)

Net increase (decrease) in net assets resulting from operations	(20,944,826)	5,393,220	81,385,469	26,349,250

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(451,832)	(306,034)	(28,856,308)	(18,214,300)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(68,026,029)	63,321,903	1,027,599,569	(576,488,425)

NET ASSETS
Total increase (decrease) in net assets	(89,422,687)	68,409,089	1,080,128,730	(568,353,475)
Beginning of year	132,757,832	64,348,743	1,061,836,215	1,630,189,690

End of year	$43,335,145	$132,757,832	$2,141,964,945	$1,061,836,215

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Expanded Tech Sector ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$206.22	$179.48	$138.39	$110.64	$107.65		$95.51

Net investment income(b)	1.26	1.09	0.88	1.00	0.74		0.88
Net realized and unrealized gain(c)	6.00	26.69	41.18	27.77	3.01		12.16

Net increase from investment operations	7.26	27.78	42.06	28.77	3.75		13.04

Distributions(d)
From net investment income	(1.33)	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)

Total distributions	(1.33)	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)

Net asset value, end of period	$212.15	$206.22	$179.48	$138.39	$110.64		$107.65

Total Return
Based on net asset value	3.51%	15.52%	30.48%	26.13%	3.51	%(e)	13.70%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.48	%(f)	0.47%

Net investment income	0.56%	0.56%	0.55%	0.82%	1.05	%(f)	0.87%

Supplemental Data
Net assets, end of period (000)	$1,707,788	$1,587,932	$1,462,726	$1,120,933	$862,984		$823,498

Portfolio turnover rate(g)	10%	8%	6%	7%	6	%(e)	6%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Expanded Tech-Software Sector ETF
	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$210.77		$169.69	$126.45	$100.66	$102.43		$84.80

Net investment income(b)	1.28	(c)	0.24	0.12	0.22	0.68	(d)	0.24
Net realized and unrealized gain (loss)(e)	(1.06)		41.10	43.23	25.75	(1.58)		17.63

Net increase (decrease) from investment operations	0.22		41.34	43.35	25.97	(0.90)		17.87

Distributions(f)
From net investment income	(1.22)		(0.26)	(0.11)	(0.18)	(0.87)		(0.24)

Total distributions	(1.22)		(0.26)	(0.11)	(0.18)	(0.87)		(0.24)

Net asset value, end of period	$209.77		$210.77	$169.69	$126.45	$100.66		$102.43

Total Return
Based on net asset value	0.13%		24.39%	34.30%	25.82%	(0.86	)%(g)	21.10%

Ratios to Average Net Assets
Total expenses	0.46%		0.46%	0.47%	0.48%	0.48	%(h)	0.47%

Net investment income	0.57	%(c)	0.13%	0.08%	0.19%	1.04	%(d)(h)	0.25%

Supplemental Data
Net assets, end of period (000)	$3,031,151		$2,729,463	$1,357,537	$815,631	$709,680		$1,080,639

Portfolio turnover rate(i)	18%		18%	12%	12%	9	%(g)	15%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.03)% of average net assets.
(d)	Includes a one-time special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)

Net asset value, beginning of year	$111.78	$106.73	$97.75	$86.90	$114.57

Net investment income(b)	0.26	0.16	0.15	0.21	0.09
Net realized and unrealized gain (loss)(c)	(3.80)	5.08	9.05	10.85	(27.68)

Net increase (decrease) from investment operations	(3.54)	5.24	9.20	11.06	(27.59)

Distributions(d)
From net investment income	(0.26)	(0.19)	(0.22)	(0.21)	(0.08)

Total distributions	(0.26)	(0.19)	(0.22)	(0.21)	(0.08)

Net asset value, end of year	$107.98	$111.78	$106.73	$97.75	$86.90

Total Return
Based on net asset value	(3.17)%	4.92%	9.41%	12.75%	(24.09)%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.47%	0.47%	0.47%

Net investment income	0.24%	0.15%	0.14%	0.22%	0.08%

Supplemental Data
Net assets, end of year (000)	$6,343,965	$8,026,142	$9,040,121	$8,343,317	$6,387,032

Portfolio turnover rate(e)	29%	18%	26%	18%	24%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$31.40	$33.08	$34.26	$29.72	$33.03		$48.06

Net investment income(b)	0.78	0.65	0.75	0.57	0.51		0.78
Net realized and unrealized gain (loss)(c)	(13.82)	(1.59)	(1.16)	4.55	(3.16)		(15.08)

Net increase (decrease) from investment operations	(13.04)	(0.94)	(0.41)	5.12	(2.65)		(14.30)

Distributions(d)
From net investment income	(1.71)	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)

Total distributions	(1.71)	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)

Net asset value, end of period	$16.65	$31.40	$33.08	$34.26	$29.72		$33.03

Total Return
Based on net asset value	(43.54)%	(2.87)%	(1.19)%	17.26%	(7.96	)%(e)	(29.99)%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.48	%(f)	0.47%

Net investment income	2.72%	1.94%	2.25%	1.67%	2.55	%(f)	1.96%

Supplemental Data
Net assets, end of period (000)	$294,696	$761,370	$929,571	$1,034,595	$1,034,097		$1,928,976

Portfolio turnover rate(g)	16%	12%	7%	12%	9	%(e)	9%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$56.49	$51.48	$45.54	$36.57	$39.43		$34.11

Net investment income(b)	0.26	0.23	0.30	0.26	0.22		0.21
Net realized and unrealized gain (loss)(c)	(13.10)	5.04	5.95	8.97	(2.80)		5.34

Net increase (decrease) from investment operations	(12.84)	5.27	6.25	9.23	(2.58)		5.55

Distributions(d)
From net investment income	(0.31)	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)

Total distributions	(0.31)	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)

Net asset value, end of period	$43.34	$56.49	$51.48	$45.54	$36.57		$39.43

Total Return
Based on net asset value	(22.80)%	10.27%	13.77%	25.31%	(6.54	)%(e)	16.31%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.48	%(f)	0.47%

Net investment income	0.47%	0.44%	0.63%	0.64%	0.92	%(f)	0.59%

Supplemental Data
Net assets, end of period (000)	$43,335	$132,758	$64,349	$77,417	$53,020		$151,791

Portfolio turnover rate(g)	33%	29%	23%	27%	26	%(e)	23%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15

Net asset value, beginning of period	$189.61	$180.13	$136.85	$91.63	$87.51		$82.62

Net investment income(b)	3.13	2.66	1.51	1.36	0.68		1.45	(c)
Net realized and unrealized gain(d)	15.50	9.12	43.32	45.26	4.36		4.96

Net increase from investment operations	18.63	11.78	44.83	46.62	5.04		6.41

Distributions(e)
From net investment income	(3.27)	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)

Total distributions	(3.27)	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)

Net asset value, end of period	$204.97	$189.61	$180.13	$136.85	$91.63		$87.51

Total Return
Based on net asset value	9.80%	6.61%	32.91%	51.20%	5.84	%(f)	7.65%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.48	%(g)	0.47%

Net investment income	1.42%	1.50%	0.93%	1.22%	1.19	%(g)	1.59	%(c)

Supplemental Data
Net assets, end of period (000)	$2,141,965	$1,061,836	$1,630,190	$889,518	$380,278		$398,184

Portfolio turnover rate(h)	14%	26%	20%	38%	30	%(f)	21%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Expanded Tech Sector	Non-diversified
Expanded Tech-Software Sector	Non-diversified
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Diversified
North American Tech-Multimedia Networking	Non-diversified
PHLX Semiconductor	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Expanded Tech Sector
Barclays Capital Inc.	$424,423	$424,423		$—	$—
BNP Paribas Prime Brokerage International Ltd.	4,622,289	4,622,289		—	—
BNP Paribas Securities Corp.	6,984	6,984		—	—
BofA Securities, Inc.	5,182,207	5,182,207		—	—
Citigroup Global Markets Inc.	3,609,931	3,609,931		—	—
Credit Suisse AG	1,273,080	1,273,080		—	—
Credit Suisse Securities (USA) LLC	554,124	551,659		—	(2,465	)(b)
Deutsche Bank Securities Inc.	31,623	28,704		—	(2,919	)(b)
Goldman Sachs & Co.	35,788,768	35,788,768		—	—
JPMorgan Securities LLC	5,981,570	5,981,570		—	—
Morgan Stanley & Co. LLC	1,740,265	1,740,265		—	—
RBC Capital Markets LLC	1,050	1,050		—	—
Scotia Capital (USA) Inc.	223,686	223,686		—	—
SG Americas Securities LLC	133,463	131,295		—	(2,168	)(b)
State Street Bank & Trust Company	6,070	6,070		—	—
UBS AG	5,053,541	5,053,541		—	—
UBS Securities LLC	3,692,544	3,692,544		—	—
Wells Fargo Bank, National Association	134,961	134,961		—	—
Wells Fargo Securities LLC	639,797	639,797		—	—

	$69,100,376	$69,092,824		$—	$(7,552)

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Expanded Tech-Software Sector
Barclays Bank PLC	$1,397,529	$1,397,529		$—	$—
Barclays Capital Inc.	2,865,584	2,865,584		—	—
BMO Capital Markets	702,100	679,408		—	(22,692	)(b)
BNP Paribas Prime Brokerage International Ltd.	29,908,038	29,908,038		—	—
BNP Paribas Securities Corp.	182,308	182,308		—	—
BofA Securities, Inc.	11,833,011	11,833,011		—	—
Citigroup Global Markets Inc.	10,019,919	10,019,919		—	—
Credit Suisse AG	10,119,063	10,119,063		—	—
Credit Suisse Securities (USA) LLC	5,322,450	5,304,378		—	(18,072	)(b)
Deutsche Bank Securities Inc.	53,868	48,869		—	(4,999	)(b)
Goldman Sachs & Co.	43,512,693	43,512,693		—	—
HSBC Bank PLC	122,721	122,721		—	—
Jefferies LLC	1,340,830	1,340,830		—	—
JPMorgan Securities LLC	27,870,931	27,870,931		—	—
Morgan Stanley & Co. LLC	57,596,521	57,596,521		—	—
National Financial Services LLC	394,180	394,180		—	—
Nomura Securities International Inc.	1,272,663	1,272,663		—	—
RBC Capital Markets LLC	10,317	10,191		—	(126	)(b)
Scotia Capital (USA) Inc.	83,498	83,498		—	—
SG Americas Securities LLC	353,762	353,762		—	—
State Street Bank & Trust Company	15,546	15,546		—	—
TD Prime Services LLC	2,456,029	2,456,029		—	—
UBS AG	22,825,883	22,825,883		—	—
UBS Securities LLC	1,564,479	1,559,753		—	(4,726	)(b)

	$231,823,923	$231,773,308		$—	$(50,615)

Nasdaq Biotechnology
Barclays Bank PLC	$9,846,324	$9,846,324		$—	$—
Barclays Capital Inc.	10,154,573	10,154,573		—	—
BMO Capital Markets	22,940	22,940		—	—
BNP Paribas Prime Brokerage International Ltd.	47,114,610	47,114,610		—	—
BNP Paribas Securities Corp.	5,194,007	5,194,007		—	—
BofA Securities, Inc.	60,956,955	60,956,955		—	—
Citadel Clearing LLC	4,436,718	4,436,718		—	—
Citigroup Global Markets Inc.	97,412,361	97,412,361		—	—
Credit Suisse AG	13,001,515	13,001,515		—	—
Credit Suisse Securities (USA) LLC	7,195,309	7,195,309		—	—
Deutsche Bank Securities Inc.	11,751,798	11,751,798		—	—
Goldman Sachs & Co.	78,152,032	78,152,032		—	—
HSBC Bank PLC	8,376,072	8,376,072		—	—
Jefferies LLC	4,694,055	4,694,055		—	—
JPMorgan Securities LLC	208,448,798	208,448,798		—	—
Morgan Stanley & Co. LLC	198,674,464	198,674,464		—	—
National Financial Services LLC	25,873,711	25,873,711		—	—
Natixis Securities Americas LLC	321,609	321,609		—	—
Nomura Securities International Inc.	2,222,536	2,222,536		—	—
RBC Capital Markets LLC	308,547	308,547		—	—
Scotia Capital (USA) Inc.	2,602,866	2,602,866		—	—
SG Americas Securities LLC	9,398,331	9,398,331		—	—
State Street Bank & Trust Company	5,333,774	5,333,774		—	—
UBS AG	36,860,586	36,860,586		—	—
UBS Securities LLC	8,815,715	8,815,715		—	—
Virtu Americas LLC	779,892	779,892		—	—
Wells Fargo Securities LLC	12,232,510	12,232,510		—	—

	$870,182,608	$870,182,608		$—	$—

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

North American Natural Resources
Barclays Bank PLC	$39,402	$39,402		$—	$—
Barclays Capital Inc.	185,191	176,317		—	(8,874	)(b)
BNP Paribas Securities Corp.	44,418	44,418		—	—
BofA Securities, Inc.	4,131,957	4,035,851		—	(96,106	)(b)
Credit Suisse AG	2,848,319	2,848,319		—	—
Credit Suisse Securities (USA) LLC	31,316	31,316		—	—
Deutsche Bank Securities Inc.	13,024	13,024		—	—
Goldman Sachs & Co.	4,124,707	4,124,707		—	—
JPMorgan Securities LLC	499,668	486,460		—	(13,208	)(b)
Morgan Stanley & Co. LLC	478,197	478,197		—	—
RBC Capital Markets LLC	706,896	706,896		—	—
SG Americas Securities LLC	360,214	351,572		—	(8,642	)(b)
State Street Bank & Trust Company	1,294	1,294		—	—
UBS AG	1,664,896	1,664,896		—	—
UBS Securities LLC	1,310,355	1,310,355		—	—
Wells Fargo Bank, National Association	958,912	924,662		—	(34,250	)(b)

	$17,398,766	$17,237,686		$—	$(161,080)

North American Tech-Multimedia Networking
BofA Securities, Inc.	$845,879	$845,879		$—	$—
Citigroup Global Markets Inc.	622,548	622,548		—	—
Goldman Sachs & Co.	2,062,927	2,062,927		—	—
SG Americas Securities LLC	708,925	708,925		—	—
State Street Bank & Trust Company	1,473	1,473		—	—
UBS AG	303,826	303,826		—	—
UBS Securities LLC	1,728	1,728		—	—
Wells Fargo Bank, National Association	72,471	72,471		—	—

	$4,619,777	$4,619,777		$—	$—

PHLX Semiconductor
Barclays Capital Inc.	$1,779,152	$1,779,152		$—	$—
BNP Paribas Prime Brokerage International Ltd.	9,226,382	9,226,382		—	—
BofA Securities, Inc.	553,560	553,560		—	—
Citadel Clearing LLC	13,974,345	13,974,345		—	—
Citigroup Global Markets Inc.	2,972,538	2,972,538		—	—
Deutsche Bank Securities Inc.	527,568	527,568		—	—
Goldman Sachs & Co.	16,622,106	16,622,106		—	—
JPMorgan Securities LLC	388,782	388,782		—	—
Morgan Stanley & Co. LLC	35,049,988	35,049,988		—	—
National Financial Services LLC	11,761,113	11,761,113		—	—
SG Americas Securities LLC	1,060,938	1,060,938		—	—
State Street Bank & Trust Company	3,369	3,369		—	—
UBS AG	24,031,396	24,031,396		—	—
Virtu Americas LLC	358,160	358,160		—	—
Wells Fargo Bank, National Association	699,128	699,128		—	—
Wells Fargo Securities LLC	2,141,323	2,141,323		—	—

	$121,149,848	$121,149,848		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares Expanded Tech Sector, iShares Expanded Tech-Software Sector, iShares North American Natural Resources, iShares North American Tech-Multimedia Networking and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.4800%
Over $121 billion, up to and including $181 billion	0.4560
Over $181 billion, up to and including $231 billion	0.4332
Over $231 billion, up to and including $281 billion	0.4116
Over $281 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Expanded Tech Sector	$84,447
Expanded Tech-Software Sector	321,835
Nasdaq Biotechnology	3,912,871
North American Natural Resources	57,947
North American Tech-Multimedia Networking	26,467
PHLX Semiconductor	87,649

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Expanded Tech Sector	$42,057,224	$29,076,298	$(1,047,757)
Expanded Tech-Software Sector	26,552,754	168,720,419	(16,365,321)
Nasdaq Biotechnology	124,404,953	250,755,322	(166,163,931)
North American Natural Resources	27,013,215	12,692,356	(39,598,216)
North American Tech-Multimedia Networking	8,665,625	11,390,726	(1,286,778)
PHLX Semiconductor	103,125,371	113,217,146	(15,293,762)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Expanded Tech Sector	$164,263,889	$166,608,142
Expanded Tech-Software Sector	507,440,969	506,055,652
Nasdaq Biotechnology	2,111,313,309	2,126,949,232
North American Natural Resources	85,430,129	99,907,674
North American Tech-Multimedia Networking	31,530,997	32,199,627
PHLX Semiconductor	254,434,682	261,420,397

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (continued)

For the year ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Expanded Tech Sector	$414,858,213	$328,850,600
Expanded Tech-Software Sector	5,150,021,142	4,804,885,219
Nasdaq Biotechnology	9,353,694,742	10,785,926,466
North American Natural Resources	56,186,644	262,994,893
North American Tech-Multimedia Networking	69,873,167	137,194,523
PHLX Semiconductor	5,313,665,652	4,287,913,031

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2020, the following permanent differences attributable to distributions paid in excess of taxable income, undistributed capital gains and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Expanded Tech Sector	$164,663,297	$(164,663,297)
Expanded Tech-Software Sector	541,048,938	(541,048,938)
Nasdaq Biotechnology	475,261,394	(475,261,394)
North American Natural Resources	(72,892,162)	72,892,162
North American Tech-Multimedia Networking	431,562	(431,562)
PHLX Semiconductor	307,694,016	(307,694,016)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 03/31/20	Year Ended 03/31/19
Expanded Tech Sector
Ordinary income	$10,234,172	$8,093,662

Expanded Tech-Software Sector
Ordinary income	$17,774,768	$2,709,822

Nasdaq Biotechnology
Ordinary income	$17,415,446	$15,462,961

North American Natural Resources
Ordinary income	$29,704,416	$19,762,048

North American Tech-Multimedia Networking
Ordinary income	$451,832	$306,034

PHLX Semiconductor
Ordinary income	$28,856,308	$18,214,300

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Losses	(c)	Total
Expanded Tech Sector	$639,905	$(6,231,337)	$211,756,025	$—		$206,164,593
Expanded Tech-Software Sector	—	(6,303,205)	(413,219,959)	—		(419,523,164)
Nasdaq Biotechnology	1,558,590	(655,756,812)	(2,299,091,284)	—		(2,953,289,506)
North American Natural Resources	—	(403,483,832)	(379,451,206)	(9,210)		(782,944,248)
North American Tech-Multimedia Networking	3,447	(65,329,897)	(21,405,369)	—		(86,731,819)
PHLX Semiconductor	858,609	(27,906,577)	(365,050,059)	—		(392,098,027)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended March 31, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Expanded Tech Sector	$1,338,812
PHLX Semiconductor	3,066,514

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Expanded Tech Sector	$1,568,108,562	$287,793,061	$(76,037,036)	$211,756,025
Expanded Tech-Software Sector	3,685,849,877	51,980,341	(465,200,300)	(413,219,959)
Nasdaq Biotechnology	9,573,046,907	143,398,830	(2,442,490,114)	(2,299,091,284)
North American Natural Resources	690,597,084	9,335,394	(388,787,682)	(379,452,288)
North American Tech-Multimedia Networking	69,482,295	533,590	(21,938,959)	(21,405,369)
PHLX Semiconductor	2,631,731,375	27,998,575	(393,048,634)	(365,050,059)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 03/31/20		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Expanded Tech Sector
Shares sold	1,800,000	$416,346,959	2,750,000	$542,518,833
Shares redeemed	(1,450,000)	(330,748,305)	(3,200,000)	(610,910,261)

Net increase (decrease)	350,000	$85,598,654	(450,000)	$(68,391,428)

Expanded Tech-Software Sector
Shares sold	23,400,000	$5,161,446,944	19,550,000	$3,671,310,773
Shares redeemed	(21,900,000)	(4,813,532,922)	(14,600,000)	(2,712,561,797)

Net increase	1,500,000	$347,914,022	4,950,000	$958,748,976

Nasdaq Biotechnology
Shares sold	84,600,000	$9,376,382,276	64,750,000	$7,145,017,884
Shares redeemed	(97,650,000)	(10,817,585,605)	(77,650,000)	(8,491,769,415)

Net decrease	(13,050,000)	$(1,441,203,329)	(12,900,000)	$(1,346,751,531)

North American Natural Resources
Shares sold	2,600,000	$56,386,029	2,350,000	$71,996,233
Shares redeemed	(9,150,000)	(264,173,435)	(6,200,000)	(200,665,578)

Net decrease	(6,550,000)	$(207,787,406)	(3,850,000)	$(128,669,345)

North American Tech-Multimedia Networking
Shares sold	1,250,000	$70,059,106	2,800,000	$151,948,118
Shares redeemed	(2,600,000)	(138,085,135)	(1,700,000)	(88,626,215)

Net increase (decrease)	(1,350,000)	$(68,026,029)	1,100,000	$63,321,903

PHLX Semiconductor
Shares sold	25,400,000	$5,324,145,129	36,650,000	$6,422,663,153
Shares redeemed	(20,550,000)	(4,296,545,560)	(40,100,000)	(6,999,151,578)

Net increase (decrease)	4,850,000	$1,027,599,569	(3,450,000)	$(576,488,425)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

11.	LEGAL PROCEEDINGS
On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF,

iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF,

iShares North American Tech-Multimedia Networking ETF and iShares PHLX Semiconductor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Nasdaq Biotechnology ETF, iShares NorthAmerican Natural Resources ETF, iShares NorthAmerican Tech-Multimedia Networking ETF and iShares PHLX Semiconductor ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Expanded Tech Sector	100.00%
Expanded Tech-Software Sector	100.00%
Nasdaq Biotechnology	100.00%
North American Natural Resources	77.80%
North American Tech-Multimedia Networking	100.00%
PHLX Semiconductor	100.00%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Expanded Tech Sector	$17,960,939
Expanded Tech-Software Sector	28,336,664
Nasdaq Biotechnology	39,922,156
North American Natural Resources	25,817,585
North American Tech-Multimedia Networking	798,608
PHLX Semiconductor	33,586,528

IMPORTANT TAX INFORMATION	61

Statement Regarding Liquidity Risk Management Program (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF, iShares North American Tech-Multimedia Networking ETF and iShares PHLX Semiconductor ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Expanded Tech Sector(a)	$1.327488	$—	$0.005566	$1.333054	100%	—%	0	%(b)	100%
Expanded Tech-Software Sector(a)	1.135866	—	0.080881	1.216747	93	—	7		100
North American Natural Resources(a)	0.891596	—	0.814391	1.705987	52	—	48		100
PHLX Semiconductor	3.274602	—	—	3.274602	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Expanded Tech Sector ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	518	39.24

At NAV	294	22.27
Less than 0.0% and Greater than –0.5%	507	38.41

	1,320	100.00%

SUPPLEMENTAL INFORMATION	63

Supplemental Information  (unaudited) (continued)

iShares Expanded Tech-Software Sector ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	2	0.15
Greater than 0.0% and Less than 0.5%	498	37.72

At NAV	319	24.17
Less than 0.0% and Greater than –0.5%	486	36.82
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

iShares Nasdaq Biotechnology ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	489	37.05

At NAV	208	15.76
Less than 0.0% and Greater than –0.5%	622	47.11

	1,320	100.00%

iShares North American Natural Resources ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	4	0.30
Greater than 0.0% and Less than 0.5%	403	30.53

At NAV	219	16.59
Less than 0.0% and Greater than –0.5%	682	51.67
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

iShares North American Tech-Multimedia Networking ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	382	28.94

At NAV	160	12.12
Less than 0.0% and Greater than –0.5%	777	58.86

	1,320	100.00%

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited) (continued)

iShares PHLX Semiconductor ETF

Period Covered: January 01, 2015 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	407	30.83

At NAV	380	28.79
Less than 0.0% and Greater than –0.5%	531	40.22
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Nasdaq Biotechnology ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019 is USD 608.71 thousand. This figure is comprised of fixed remuneration of USD 281.42 thousand and variable remuneration of USD 327.29 thousand. There were a total of 448 beneficiaries of the remuneration described above.

SUPPLEMENTAL INFORMATION	65

Supplemental Information  (unaudited) (continued)

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 77.62 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 9.12 thousand.

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”)(each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	67

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	69

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

NYS	New York Registered Shares

70	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-313-0320

MARCH 31, 2020

2020 Annual Report

iShares Trust

•	iShares Factors US Growth Style ETF | STLG | Cboe BZX
•	iShares Factors US Value Style ETF | STLV | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

2

Market Overview

iShares Trust

Domestic Market Overview

U.S. stocks declined for the 12 months ended March 31, 2020 (“reporting period”), when the Russell 3000® Index, a broad measure of U.S. equity market performance, returned -9.13%. The coronavirus pandemic was the defining event of the reporting period, dividing it into two distinctive parts. Prior to the outbreak, equities posted solid returns on the strength of an economy that set records for the most consecutive months of both economic and job growth. However, as the extent of the coronavirus outbreak became apparent in February 2020 and the economic activity of countries worldwide was disrupted by restrictions on travel and work, U.S. equity prices declined sharply. A time of high volatility and uncertainty followed, as investors struggled to project the length of the disruption and its ultimate economic impact.

As state and local governments issued shelter-in-place orders and other restrictions on public gatherings and non-essential work, whole portions of the U.S. economy shut down. Businesses associated with travel and leisure were particularly affected, as air traffic declined, and conferences and events were postponed. Similarly, industries that depend on a physical presence, such as restaurants and non-essential retail, were closed in many areas of the country. In consequence, millions of workers were laid-off. Unemployment, which had been a strength of the economy for much of the reporting period, was poised to increase dramatically. More than 9.9 million workers filed unemployment claims in the last two weeks of March, far surpassing the previous record. Many industries were affected by supply chain disruptions due to factory closures in Asia, and indicators of U.S. manufacturing activity pointed toward a contraction. Markets were further roiled by a dispute between Russia and Saudi Arabia, starting in March 2020, over oil production that led to a sudden decline in oil prices, pressuring energy producers and related industries.

In response to the crisis, the federal government enacted a stimulus program totaling more than $2 trillion, designed to stabilize affected industries, make loans to small businesses, and provide direct cash payments to individuals. Equity markets reacted positively to the stimulus package but remained well below previous highs. U.S. Treasury yields initially increased in the wake of the stimulus due to concerns about the ability of markets to absorb large amounts of new issuance but later declined to end the reporting period near record lows.

The U.S. Federal Reserve Bank (“Fed”), which had already lowered interest rates three times in 2019 in an attempt to boost a slowing economy, also responded to the crisis. Two emergency interest rate reductions in March 2020 were enacted in an attempt to restore confidence in markets, bringing short-term interest rates down to a range of 0.00%-0.25%. The Fed further acted to stabilize credit markets by launching a bond-buying program that included U.S. Treasuries, corporate and municipal bonds, and securities backed by mortgages and auto loans.

While nearly all equities posted significantly negative returns for the reporting period, market conditions weighed on some classes of stock to a greater degree than others. Smaller-capitalization stocks typically struggled more than larger-capitalization stocks, as investors’ concerns about the generally weaker balance sheets and profitability of smaller companies were magnified by the economic downturn. Larger companies were also seen as more likely to benefit from the stimulus package. Stocks with a value focus declined more steeply than growth stocks, as value stocks were disproportionately affected by lower oil prices and declining interest rates.

MARKET OVERVIEW	3

Fund Summary as of March 31, 2020	iShares® Factors US Growth Style ETF

Investment Objective

The iShares Factors US Growth Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints as represented by the Russell US Large Cap Factors Growth Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(18.54)%
Fund Market	(18.54)
Index	(18.56)

For the fiscal period ended 3/31/20, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (01/14/20) (a)	Ending Account Value (03/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
$1,000.00	$814.60	$0.48	$1,000.00	$1,023.80	$1.26	0.25%

(a)	The beginning of the period (commencement of operations) is January 14, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (77 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Information Technology	51.1%
Consumer Discretionary	17.0
Health Care	13.5
Industrials	5.7
Financials	5.3
Consumer Staples	4.1
Communication Services	2.9
Other (each representing less than 1%)	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Microsoft Corp.	11.3%
Apple Inc.	7.2
Amazon. com Inc.	4.9
Merck & Co. Inc.	3.6
Mastercard Inc., Class A	3.5
Amgen Inc.	2.3
Booz Allen Hamilton Holding Corp.	2.2
AbbVie Inc.	2.1
Aspen Technology Inc.	2.0
MSCI Inc.	2.0

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2020 (continued)	iShares® Factors US Value Style ETF

Investment Objective

The iShares Factors US Value Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints as represented by the Russell US Large Cap Factors Value Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(29.87)%
Fund Market	(29.87)
Index	(29.87)

For the fiscal period ended 3/31/20, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (01/14/20) (a)	Ending Account Value (03/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (10/01/19)	Ending Account Value (03/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
$1,000.00	$701.30	$0.45	$1,000.00	$1,023.80	$1.26	0.25%

(a)	The beginning of the period (commencement of operations) is January 14, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (77 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Financials	23.3%
Consumer Staples	13.2
Health Care	12.1
Consumer Discretionary	11.0
Information Technology	10.7
Industrials	8.3
Utilities	6.5
Communication Services	5.8
Real Estate	4.0
Energy	3.8
Materials	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Verizon Communications Inc.	4.3%
Johnson & Johnson	3.8
Citrix Systems Inc.	2.6
Merck & Co. Inc.	2.6
Morgan Stanley	2.3
Procter & Gamble Co. (The)	2.2
Entergy Corp.	2.2
Amgen Inc.	2.0
FirstEnergy Corp.	1.9
Philip Morris International Inc.	1.9

FUND SUMMARY	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs ( in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Boeing Co. (The)	34	$5,071
Lockheed Martin Corp.	50	16,947
Northrop Grumman Corp.	103	31,163

		53,181

Air Freight & Logistics — 0.4%
Expeditors International of Washington Inc.	234	15,612

Airlines — 0.2%
United Airlines Holdings Inc.(a)	285	8,992

Banks — 0.9%
CIT Group Inc.	1,999	34,503

Beverages — 0.3%
PepsiCo Inc.	117	14,052

Biotechnology — 4.5%
AbbVie Inc.	1,135	86,476
Amgen Inc.	466	94,472

		180,948

Building Products — 1.5%
Lennox International Inc.	268	48,720
Trane Technologies PLC	154	12,719

		61,439

Capital Markets — 4.4%
Evercore Inc., Class A	1,254	57,759
Lazard Ltd., Class A	1,267	29,851
MSCI Inc.(b)	281	81,198
S&P Global Inc.	43	10,537

		179,345

Commercial Services & Supplies — 0.8%
Republic Services Inc.	77	5,780
Waste Management Inc.	304	28,138

		33,918

Communications Equipment — 1.2%
F5 Networks Inc.(a)	57	6,078
Motorola Solutions Inc.	281	37,350
Ubiquiti Inc.	36	5,097

		48,525

Containers & Packaging — 0.2%
Avery Dennison Corp.	59	6,010

Diversified Consumer Services — 0.8%
H&R Block Inc.	2,175	30,624

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp./DE	85	7,928
Jabil Inc.	614	15,092
Keysight Technologies Inc.(a)	266	22,259
Zebra Technologies Corp., Class A(a)	202	37,087

		82,366

Entertainment — 1.4%
Activision Blizzard Inc.	463	27,539
Electronic Arts Inc.(a)	80	8,014
Take-Two Interactive Software Inc.(a)	193	22,892

		58,445

Equity Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property REIT Inc., Class A	1,141	9,687

Security	Shares	Value

Food & Staples Retailing — 1.4%
Grocery Outlet Holding Corp.(a)(b)	1,053	$36,160
Sprouts Farmers Market Inc.(a)	1,078	20,040

		56,200

Health Care Equipment & Supplies — 0.7%
Align Technology Inc.(a)	32	5,566
IDEXX Laboratories Inc.(a)	96	23,255

		28,821

Health Care Providers & Services — 1.0%
Chemed Corp.	89	38,555

Health Care Technology — 0.5%
Change Healthcare Inc.(a)	1,863	18,611

Hotels, Restaurants & Leisure — 5.7%
Domino’s Pizza Inc.	170	55,092
McDonald’s Corp.	97	16,039
Planet Fitness Inc., Class A(a)	453	22,061
Starbucks Corp.	985	64,754
Yum China Holdings Inc.	335	14,281
Yum! Brands Inc.	872	59,758

		231,985

Household Products — 0.7%
Procter & Gamble Co. (The)	259	28,490

Interactive Media & Services — 1.5%
Alphabet Inc., Class A(a)	9	10,458
Alphabet Inc., Class C, NVS(a)	20	23,256
Facebook Inc., Class A(a)	70	11,676
Match Group Inc.(a)(b)	234	15,453

		60,843

Internet & Direct Marketing Retail — 6.3%
Amazon.com Inc.(a)	102	198,871
Booking Holdings Inc.(a)	9	12,108
eBay Inc.	1,260	37,876
Expedia Group Inc.	119	6,696

		255,551

IT Services — 8.2%
Booz Allen Hamilton Holding Corp.	1,308	89,781
Euronet Worldwide Inc.(a)	177	15,172
Mastercard Inc., Class A	586	141,554
Okta Inc.(a)	18	2,201
VeriSign Inc.(a)	440	79,240
Visa Inc., Class A	30	4,834

		332,782

Leisure Products — 0.2%
Hasbro Inc.	121	8,657

Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	28	2,006
Mettler-Toledo International Inc.(a)	34	23,477

		25,483

Machinery — 1.5%
Allison Transmission Holdings Inc.	1,749	57,035
Toro Co. (The)	27	1 ,757

		58,792

Multiline Retail — 0.8%
Nordstrom Inc.	368	5,645
Target Corp.	271	25,195

		30,840

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) March 31, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 1.7%
Estee Lauder Companies Inc. (The), Class A	277	$44,137
Herbalife Nutrition Ltd.(a)	836	24,378

		68,515

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	646	36,008
Eli Lilly & Co.	503	69,776
Merck & Co. Inc.	1,917	147,494

		253,278

Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials Inc.	56	2,566
Broadcom Inc.	121	28,689
KLA Corp.	190	27,311
Lam Research Corp.	124	29,760
Maxim Integrated Products Inc.	63	3,062
QUALCOMM Inc.	298	20,160
Teradyne Inc.	750	40,628
Texas Instruments Inc.	595	59,458

		211,634

Software — 27.0%
Adobe Inc.(a)	32	10,184
Alteryx Inc., Class A(a)	225	21,413
Aspen Technology Inc.(a)	855	81,285
Atlassian Corp. PLC, Class A(a)	203	27,864
Cadence Design Systems Inc.(a)	1,077	71,125
CDK Global Inc.	137	4,501
Citrix Systems Inc.	551	77,994
Fair Isaac Corp.(a)	76	23,384
Fortinet Inc.(a)	598	60,500
HubSpot Inc.(a)	419	55,807
Intuit Inc.	351	80,730
Manhattan Associates Inc.(a)	339	16,889
Microsoft Corp.	2,907	458,463
Nutanix Inc., Class A(a)	65	1,027
Palo Alto Networks Inc.(a)	116	19,019
RingCentral Inc., Class A(a)	141	29,879
Zscaler Inc.(a)(b)	884	53,800

		1,093,864

Security	Shares	Value

Specialty Retail — 2.1%
Best Buy Co. Inc.	430	$24,510
Burlington Stores Inc.(a)	146	23,135
Home Depot Inc. (The)	190	35,475
O’Reilly Automotive Inc.(a)	6	1 ,806

		84,926

Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	1,153	293,196
NetApp Inc.	100	4,169

		297,365

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	648	45,211

Total Common Stocks — 99.9% (Cost: $4,923,274)		4,048,050

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (c)(d)(e)	146,996	146,967

Total Short-Term Investments — 3.6% (Cost: $146,883)		146,967

Total Investments in Securities — 103.5% (Cost: $5,070,157)		4,195,017

Other Assets, Less Liabilities — (3.5)%		(141,145)

Net Assets — 100.0%		$4,053,872

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 01/14/20 (a)	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	146,996	146,996	$146,967	$370	(c)	$(119)	$84
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	—	15		—	—

				$146,967	$385		$(119)	$84

(a)	The Fund commenced operations on January 14, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,048,050	$—	$—	$4,048,050
Money Market Funds	146,967	—	—	146,967

	$4,195,017	$—	$—	$4,195,017

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments March 31, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Raytheon Co.	23	$3,016
Spirit AeroSystems Holdings Inc., Class A	348	8,328
TransDigm Group Inc.	1	320

		11,664

Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	82	5,428
Expeditors International of Washington Inc.	477	31,826

		37,254

Airlines — 0.5%
Delta Air Lines Inc.	286	8,159
United Airlines Holdings Inc.(a)	263	8,298

		16,457

Banks — 3.2%
CIT Group Inc.	1,681	29,014
Citizens Financial Group Inc.	684	12,866
JPMorgan Chase & Co.	199	17,916
Popular Inc.	980	34,300
Regions Financial Corp.	2,052	18,407

		112,503

Beverages — 1.5%
Brown-Forman Corp., Class A	377	19,370
Brown-Forman Corp., Class B, NVS	84	4,663
Coca-Cola Co. (The)	5	221
PepsiCo Inc.	248	29,785

		54,039

Biotechnology — 2.0%
Amgen Inc.	345	69,942
Gilead Sciences Inc.	4	299

		70,241

Building Products — 2.0%
Lennox International Inc.	303	55,083
Masco Corp.	86	2,973
Resideo Technologies Inc.(a)(b)	2,119	10,256
Trane Technologies PLC	26	2,147

		70,459

Capital Markets — 6.5%
Evercore Inc., Class A	1,322	60,891
Lazard Ltd., Class A	2,164	50,984
Legg Mason Inc.	699	34,146
Morgan Stanley	2,343	79,662

		225,683

Chemicals — 0.0%
Celanese Corp.	3	220

Commercial Services & Supplies — 1.8%
ADT Inc.	696	3,006
IAA Inc.(a)	110	3,296
Republic Services Inc.	118	8,857
Waste Management Inc.	527	48,779

		63,938

Communications Equipment — 1.2%
F5 Networks Inc.(a)	15	1,599
Juniper Networks Inc.	95	1,818
Motorola Solutions Inc.	294	39,079

		42,496

Security	Shares	Value

Consumer Finance — 3.3%
Ally Financial Inc.	3,045	$43,939
Capital One Financial Corp.	6	303
Navient Corp.	7,857	59,556
OneMain Holdings Inc.	553	10,573

		114,371

Containers & Packaging — 0.8%
Avery Dennison Corp.	174	17,725
Sealed Air Corp.	366	9,044

		26,769

Diversified Consumer Services — 1.0%
H&R Block Inc.	2,446	34,440

Diversified Financial Services — 1.1%
Jefferies Financial Group Inc.	663	9,063
Voya Financial Inc.	749	30,372

		39,435

Diversified Telecommunication Services — 4.5%
CenturyLink Inc.	583	5,515
Verizon Communications Inc.	2,805	150,713

		156,228

Electric Utilities — 4.9%
Duke Energy Corp.	35	2,831
Entergy Corp.	814	76,492
FirstEnergy Corp.	1,693	67,838
Hawaiian Electric Industries Inc	174	7,491
IDACORP Inc.	6	527
NRG Energy Inc.	420	11,449
PG&E Corp.(a)	130	1 ,169
Pinnacle West Capital Corp.	27	2,046

		169,843

Electrical Equipment — 2.0%
GrafTech International Ltd.	6,128	49,759
nVent Electric PLC	1,156	19,502

		69,261

Electronic Equipment, Instruments & Components — 0.5%
Jabil Inc.	357	8,775
National Instruments Corp.	240	7,939

		16,714

Entertainment — 0.2%
Activision Blizzard Inc.	6	357
Take-Two Interactive Software Inc.(a)	61	7,235

		7,592

Equity Real Estate Investment Trusts (REITs) — 4.0%
Colony Capital Inc.	7,108	12,439
Columbia Property Trust Inc.	863	10,787
Equity Commonwealth	2,026	64,244
Retail Properties of America Inc., Class A	4,958	25,633
SITE Centers Corp.	1,618	8,430
Taubman Centers Inc.	33	1 ,382
VEREIT Inc.	3,340	16,333

		139,248

Food & Staples Retailing — 2.9%
Grocery Outlet Holding Corp.(a)	805	27,644
Kroger Co. (The)	401	12,078
Sprouts Farmers Market Inc.(a)	1,580	29,372
Walgreens Boots Alliance Inc.	13	595
Walmart Inc.	290	32,950

		102,639

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.6%
Flowers Foods Inc.	850	$17,442
Hershey Co. (The)	153	20,273
Mondelez International Inc., Class A	367	18,379

		56,094

Health Care Providers & Services — 0.2%
HCA Healthcare Inc.	81	7,278

Health Care Technology — 0.8%
Change Healthcare Inc.(a)	2,692	26,893

Hotels, Restaurants & Leisure — 4.0%
McDonald’s Corp.	346	57,211
Six Flags Entertainment Corp.	142	1,781
Wyndham Destinations Inc.	433	9,396
Yum China Holdings Inc.	219	9,336
Yum! Brands Inc.	888	60,855

		138,579

Household Products — 4.1%
Colgate-Palmolive Co.	250	16,590
Kimberly-Clark Corp.	376	48,079
Procter & Gamble Co. (The)	710	78,100

		142,769

Independent Power and Renewable Electricity Producers — 1.4%
Vistra Energy Corp.	3,022	48,231

Insurance — 9.2%
Aflac Inc.	339	11,607
American Financial Group Inc./OH	643	45,061
American National Insurance Co.	25	2,060
Assured Guaranty Ltd.	1,006	25,945
Athene Holding Ltd., Class A(a)	404	10,027
Brighthouse Financial Inc.(a)(b)	839	20,279
CNA Financial Corp.	710	22,038
Hartford Financial Services Group Inc. (The)	74	2,608
Loews Corp.	1,157	40,298
Mercury General Corp.	450	18,324
Old Republic International Corp.	12	183
Principal Financial Group Inc.	456	14,291
Prudential Financial Inc.	335	17,467
Travelers Companies Inc. (The)	135	13,412
Unum Group	897	13,464
White Mountains Insurance Group Ltd.	36	32,760
Willis Towers Watson PLC	176	29,894

		319,718

Interactive Media & Services — 0.0%
IAC/InterActiveCorp.(a)	2	358

Internet & Direct Marketing Retail — 0.7%
Expedia Group Inc.	424	23,859

IT Services — 1.8%
VeriSign Inc.(a)	299	53,847
Western Union Co. (The)	449	8,140

		61,987

Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc.	100	7,162

Machinery — 0.5%
AGCO Corp.(b)	389	18,380

Security	Shares	Value

Media — 0.3%
News Corp., Class B	1,180	$10,608

Metals & Mining — 0.5%
Alcoa Corp.(a)	2,009	12,376
Newmont Corp.(b)	115	5,207

		17,583

Mortgage Real Estate Investment — 0.0%
Chimera Investment Corp.	16	146

Multi-Utilities — 0.2%
Ameren Corp.	106	7,720
DTE Energy Co.	4	380

		8,100

Multiline Retail — 1.4%
Kohl’s Corp.	784	11,439
Macy’s Inc.	2,040	10,016
Target Corp.	309	28,728

		50,183

Oil, Gas & Consumable Fuels — 3.8%
Cabot Oil & Gas Corp.	436	7,495
Chevron Corp.	313	22,680
ConocoPhillips	1,928	59,382
Devon Energy Corp.	2,100	14,511
Marathon Oil Corp.	2,983	9,814
Occidental Petroleum Corp.	200	2,316
Phillips 66	275	14,754
Valero Energy Corp.	12	544

		131,496

Personal Products — 0.9%
Herbalife Nutrition Ltd.(a)	701	20,441
Nu Skin Enterprises Inc., Class A	474	10,357

		30,798

Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	1,169	65,160
Johnson & Johnson	1,006	131,917
Merck & Co. Inc.	1,187	91,328
Pfizer Inc.	647	21,118

		309,523

Professional Services — 0.1%
ManpowerGroup Inc.	61	3,232

Semiconductors & Semiconductor Equipment — 2.3%
Cypress Semiconductor Corp.	85	1,982
Intel Corp.	796	43,080
Lam Research Corp.	148	35,520

		80,582

Software — 2.6%
CERENCE Inc.(a)	12	185
Citrix Systems Inc.	651	92,149

		92,334

Specialty Retail — 1.1%
Best Buy Co. Inc.	292	16,644
Foot Locker Inc.	206	4,542
Gap Inc. (The)	207	1 ,457
Home Depot Inc. (The)	67	12,510
L Brands Inc.	209	2,416

		37,569

Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	4,717	45,802

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) March 31, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	957	$16,614
Xerox Holdings Corp.(a)	761	14,413

		76,829

Textiles, Apparel & Luxury Goods — 2.8%
Carter’s Inc.	133	8,742
Columbia Sportswear Co.(b)	860	60,002
Ralph Lauren Corp.	441	29,472

		98,216

Tobacco — 2.1%
Altria Group Inc.	198	7,657
Philip Morris International Inc.	922	67,269

		74,926

Wireless Telecommunication Services — 0.8%
Sprint Corp.(a)	644	5,551
Telephone & Data Systems Inc.	1,232	20,649
U.S. Cellular Corp.(a)	62	1,816

		28,016

Total Common Stocks — 99.8% (Cost: $4,924,808)		3,482,943

Security	Shares	Value
Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	92,176	$92,157
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	3,000	3,000

		95,157

Total Short-Term Investments — 2.7% (Cost: $95,125)		95,157

Total Investments in Securities — 102.5% (Cost: $5,019,933)		3,578,100

Other Assets, Less Liabilities — (2.5)%		(85,714)

Net Assets — 100.0%		$3,492,386

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended March 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 01/14/20	(a)	Net Activity	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—		92,176	92,176	$92,157	$29	(c)	$(64)	$33
BlackRock Cash Funds: Treasury, SL Agency Shares	—		3,000	3,000	3,000	17		—	—

					$95,157	$46		$(64)	$33

(a)	The Fund commenced operations on January 14, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,482,943	$—	$—	$3,482,943
Money Market Funds	95,157	—	—	95,157

	$3,578,100	$—	$—	$3,578,100

See notes to financial statements.

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

March 31, 2020

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$4,048,050	$3,482,943
Affiliated(c)	146,967	95,157
Cash	3,814	3,694
Receivables:
Securities lending income — Affiliated	370	29
Dividends	2,548	10,547

Total assets	4,201,749	3,592,370

LIABILITIES
Collateral on securities loaned, at value	147,002	92,189
Payables:
Investments purchased	—	6,997
Investment advisory fees	875	798

Total liabilities	147,877	99,984

NET ASSETS	$4,053,872	$3,492,386

NET ASSETS CONSIST OF:
Paid-in capital	$4,991,782	$5,017,536
Accumulated loss	(937,910)	(1,525,150)

NET ASSETS	$4,053,872	$3,492,386

Shares outstanding	200,000	200,000

Net asset value	$20.27	$17.46

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$143,994	$88,768
(b) Investments, at cost — Unaffiliated	$4,923,274	$4,924,808
(c) Investments, at cost — Affiliated	$146,883	$95,125

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations

Period Ended March 31, 2020

	iShares Factors US Growth Style ETF (a)	iShares Factors US Value Style ETF (a)

INVESTMENT INCOME
Dividends — Unaffiliated	$13,815	$31,550
Dividends — Affiliated	15	17
Securities lending income — Affiliated — net	370	29
Foreign taxes withheld	—	(40)

Total investment income	14,200	31,556

EXPENSES
Investment advisory fees	2,452	2,360

Total expenses	2,452	2,360

Net investment income	11,748	29,196

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(63,151)	(85,958)
Investments — Affiliated	(119)	(64)

Net realized loss	(63,270)	(86,022)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(875,224)	(1,441,866)
Investments — Affiliated	84	33

Net change in unrealized appreciation (depreciation)	(875,140)	(1,441,833)

Net realized and unrealized loss	(938,410)	(1,527,855)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(926,662)	$(1,498,659)

(a)	For the period from January 14, 2020 (commencement of operations) to March 31, 2020.

See notes to financial statements.

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF
	Period from 01/14/20 (a) to 03/31/20	Period from 01/14/20 (a) to 03/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11 ,748	$29,196
Net realized loss	(63,270)	(86,022)
Net change in unrealized appreciation (depreciation)	(875,140)	(1,441,833)

Net decrease in net assets resulting from operations	(926,662)	(1,498,659)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(11,248)	(26,491)
Return of capital	(896)	—

Decrease in net assets resulting from distributions to shareholders	(12,144)	(26,491)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,992,678	5,017,536

NET ASSETS
Total increase in net assets	4,053,872	3,492,386
Beginning of period	—	—

End of period	$4,053,872	$3,492,386

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

(For a share outstanding throughout the period)

	iShares Factors US Growth Style ETF
	Period from 01/14/20 (a) to 03/31/20

Net asset value, beginning of period	$24.96

Net investment income(b)	0.06
Net realized and unrealized loss(c)	(4.69)

Net decrease from investment operations	(4.63)

Distributions(d)
From net investment income	(0.06)
Return of capital	(0.00	)(e)

Total distributions	(0.06)

Net asset value, end of period	$20.27

Total Return
Based on net asset value	(18.54	)%(f)

Ratios to Average Net Assets
Total expenses	0.25	%(g)

Net investment income	1.20	%(g)

Supplemental Data
Net assets, end of period (000)	$4,054

Portfolio turnover rate(h)	13	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Factors US Value Style ETF
	Period from 01/14/20(a) to 03/31/20

Net asset value, beginning of period	$25.09

Net investment income(b)	0.15
Net realized and unrealized loss(c)	(7.65)

Net decrease from investment operations	(7.50)

Distributions(d)
From net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$17.46

Total Return
Based on net asset value	(29.87	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)

Net investment income	3.09	%(f)

Supplemental Data
Net assets, end of period (000)	$3,492

Portfolio turnover rate(g)	16	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Factors US Growth Style(a)	Non-diversified
Factors US Value Style(a)	Non-diversified

(a)	The Fund commenced operations on January 14, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of March 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of March 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of March 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Factors US Growth Style
Citigroup Global Markets Inc.	$81,198	$81,198	$—	$—
HSBC Bank PLC	2,610	2,610	—	—
JPMorgan Securities LLC	12,746	12,746	—	—
Morgan Stanley & Co. LLC	2,708	2,708	—	—
UBS AG	44,732	44,163	—	(569	)(b)

	$143,994	$143,425	$—	$(569)

Factors US Value Style
BNP Paribas Securities Corp.	$484	$484	$—	$—
Citigroup Global Markets Inc.	5,207	5,207	—	—
HSBC Bank PLC	18,380	18,380	—	—
JPMorgan Securities LLC	59,863	59,863	—	—
Scotia Capital (USA) Inc.	4,834	4,834	—	—

	$88,768	$88,768	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the period ended March 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Factors US Growth Style	$127
Factors US Value Style	10

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the period ended March 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Factors US Growth Style	$616,235	$610,399
Factors US Value Style	696,256	688,733

For the period ended March 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Factors US Growth Style	$4,981,243	$—
Factors US Value Style	5,003,817	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2020, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

iShares ETF	Period Ended 03/31/20
Factors US Growth Style
Ordinary income	$11,248
Return of capital	896

$12,144

iShares ETF	Period Ended 03/31/20
Factors US Value Style
Ordinary income	$26,491

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (continued)

As of March 31, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Factors US Growth Style	$—	$(35,927)	$(901,983)	$(937,910)
Factors US Value Style	1,850	(33,578)	(1,493,422)	(1,525,150)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Factors US Growth Style	$5,097,000	$39,954	$(941,937)	$(901,983)
Factors US Value Style	5,071,522	30,474	(1,523,896)	(1,493,422)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 03/31/20
iShares ETF	Shares	Amount
Factors US Growth Style
Shares sold	200,000	$4,992,678

	Period Ended 03/31/20
iShares ETF	Shares	Amount
Factors US Value Style
Shares sold	200,000	$5,017,536

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of iShares Factors US Growth Style ETF and iShares Factors US Value Style ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Factors US Growth Style ETF and iShares Factors US Value Style ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 14, 2020 (commencement of operations) through March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, and the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period January 14, 2020 (commencement of operations) through March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended March 31, 2020 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends-Received Deduction
Factors US Growth Style	100.00%
Factors US Value Style	96.41%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2020:

iShares ETF	Qualified Dividend Income
Factors US Growth Style	$12,740
Factors US Value Style	27,297

TAX INFORMATION	25

Board Review and Approval of Investment Advisory Contract

iShares Factors US Growth Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares Factors US Value Style ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 12-13, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory Contract  (continued)

meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Factors US Growth Style ETF

Period Covered: January 16, 2020 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	19	36.54%
At NAV	8	15.38
Less than 0.0% and Greater than –0.5%	25	48.08

	52	100.00%

iShares Factors US Value Style ETF

Period Covered: January 16, 2020 through March 31, 2020

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	15	28.85%
At NAV	13	25.00
Less than 0.0% and Greater than –0.5%	24	46.15

	52	100.00%

SUPPLEMENTAL INFORMATION	29

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 367 funds as of March 31, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito (a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji (b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of theBoard of Directors, Catholic Charities CYO;Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015);Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	33

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-314-0320

Item 2.     Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seventy-nine series of the registrant for which the fiscal year-end is March 31, 2020 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,056,800 for the fiscal year ended March 31, 2019 and $1,068,050 for the fiscal year ended March 31, 2020.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2019 and March 31, 2020 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $294,918 for the fiscal year ended March 31, 2019 and $298,699 for the fiscal year ended March 31, 2020. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2019 and March 31, 2020 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2020 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $294,918 for the fiscal year ended March 31, 2019 and $298,699 for the fiscal year ended March 31, 2020.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

(b)     Not applicable.

Item 6.     Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments March 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Boeing Co. (The)	432,620	$64,520,947
Howmet Aerospace Inc.	356,801	5,730,224
Huntington Ingalls Industries Inc.	44,389	8,088,120
L3Harris Technologies Inc.	407,253	73,354,410
Lockheed Martin Corp.	457,225	154,976,414
Northrop Grumman Corp.(a)	288,767	87,366,456
Raytheon Co.	307,386	40,313,674
TransDigm Group Inc.	91,892	29,422,899
United Technologies Corp.	791,917	74,701,531

		538,474,675

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	163,087	10,881,165
United Parcel Service Inc., Class B	580,934	54,270,854

		65,152,019

Banks — 1.2%
First Republic Bank/CA	152,080	12,513,142
JPMorgan Chase & Co.	2,773,387	249,688,032
SVB Financial Group(b)	60,727	9,174,635

		271,375,809

Beverages — 1.4%
Brown-Forman Corp., Class B, NVS(a)	335,616	18,630,044
Coca-Cola Co. (The)	2,841,337	125,729,162
Monster Beverage Corp.(b)	471,141	26,506,393
PepsiCo Inc.	1,232,978	148,080,658

		318,946,257

Biotechnology — 2.0%
AbbVie Inc.	1,443,805	110,003,503
Alexion Pharmaceuticals Inc.(b)	236,374	21,224,021
Amgen Inc.	645,813	130,925,669
Incyte Corp.(b)	329,370	24,119,765
Regeneron Pharmaceuticals Inc.(b)	98,840	48,262,584
Vertex Pharmaceuticals Inc.(a)(b)	473,668	112,709,301

		447,244,843

Building Products — 0.3%
Allegion PLC	171,124	15,746,831
Fortune Brands Home & Security Inc.(a)	256,367	11,087,873
Masco Corp.	523,423	18,094,733
Trane Technologies PLC	273,724	22,606,865

		67,536,302

Capital Markets — 2.3%
Ameriprise Financial Inc.	151,691	15,545,294
BlackRock Inc.(c)	110,800	48,748,676
Cboe Global Markets Inc.	204,293	18,233,150
Charles Schwab Corp. (The)	1,536,382	51,653,163
CME Group Inc.	337,155	58,297,471
Intercontinental Exchange Inc.	564,164	45,556,243
MarketAxess Holdings Inc.(a)	69,886	23,241,987
Moody’s Corp.	299,506	63,345,519
MSCI Inc.(a)	155,626	44,969,689
Nasdaq Inc.	99,382	9,436,321
S&P Global Inc.(a)	450,115	110,300,681
T Rowe Price Group Inc.	318,576	31,108,946

		520,437,140

Chemicals — 1.8%
Air Products & Chemicals Inc.	406,037	81,049,046
Celanese Corp.	222,618	16,337,935
Dow Inc.(b)	1,364,395	39,894,910

Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	235,403	$36,682,849
FMC Corp.	238,727	19,501,609
Linde PLC	702,598	121,549,454
PPG Industries Inc.	222,134	18,570,402
Sherwin-Williams Co. (The)(a)	151,327	69,537,783

		403,123,988

Commercial Services & Supplies — 0.5%
Cintas Corp.(a)	154,421	26,748,806
Copart Inc.(a)(b)	376,778	25,816,829
Republic Services Inc.	178,490	13,397,459
Rollins Inc.	121,894	4,405,249
Waste Management Inc.	416,970	38,594,743

		108,963,086

Communications Equipment — 0.3%
Arista Networks Inc.(a)(b)	100,336	20,323,057
Motorola Solutions Inc.	315,659	41,957,394

		62,280,451

Construction & Engineering — 0.0%
Quanta Services Inc.(a)	118,013	3,744,552

Construction Materials — 0.2%
Martin Marietta Materials Inc.(a)	115,198	21,798,917
Vulcan Materials Co.	243,794	26,346,818

		48,145,735

Consumer Finance — 0.4%
American Express Co.	740,850	63,424,168
Discover Financial Services	357,964	12,768,576
Synchrony Financial	1,042,031	16,766,279

		92,959,023

Containers & Packaging — 0.2%
Avery Dennison Corp.	109,159	11,120,027
Ball Corp.	427,829	27,663,423

		38,783,450

Distributors — 0.0%
LKQ Corp.(b)	293,630	6,022,351

Electric Utilities — 0.6%
NextEra Energy Inc.	477,108	114,801,727
NRG Energy Inc.	464,617	12,665,459

		127,467,186

Electrical Equipment — 0.4%
AMETEK Inc.	421,143	30,330,719
Emerson Electric Co.	604,548	28,806,712
Rockwell Automation Inc.	120,508	18,185,862

		77,323,293

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	545,982	39,791,168
CDW Corp./DE(a)	264,700	24,688,569
Corning Inc.	665,867	13,676,908
FLIR Systems Inc.	118,642	3,783,493
IPG Photonics Corp.(a)(b)	33,284	3,670,560
Keysight Technologies Inc.(a)(b)	345,579	28,918,051
TE Connectivity Ltd.	308,087	19,403,319
Zebra Technologies Corp., Class A(a)(b)	99,370	18,244,332

		152,176,400

Energy Equipment & Services — 0.0%
National Oilwell Varco Inc.(a)	220,266	2,165,215

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 2.5%
Electronic Arts Inc.(a)(b)	285,010	$28,549,452
Live Nation Entertainment Inc.(a)(b)	173,878	7,904,494
Netflix Inc.(b)	807,388	303,174,194
Take-Two Interactive Software Inc.(b)	207,505	24,612,168
Walt Disney Co. (The)	2,025,329	195,646,781

		559,887,089

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	121,957	16,715,426
American Tower Corp.	815,984	177,680,516
Boston Properties Inc.	117,139	10,803,730
Crown Castle International Corp.	444,166	64,137,570
Duke Realty Corp.	399,540	12,937,105
Equinix Inc.	157,071	98,101,834
Essex Property Trust Inc.	61,212	13,481,331
Extra Space Storage Inc.(a)	138,351	13,248,492
Federal Realty Investment Trust	54,328	4,053,412
Healthpeak Properties Inc.	428,467	10,218,938
Mid-America Apartment Communities Inc.	94,562	9,742,723
Prologis Inc.	773,596	62,173,910
Public Storage	121,760	24,182,754
Realty Income Corp.	283,822	14,151,365
SBA Communications Corp.	207,482	56,013,916
Simon Property Group Inc.	226,170	12,407,686
UDR Inc.	253,753	9,272,135

		609,322,843

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	480,234	136,929,121
Sysco Corp.	422,902	19,297,018

		156,226,139

Food Products — 0.3%
Campbell Soup Co.	136,976	6,322,812
Hershey Co. (The)	183,093	24,259,823
Lamb Weston Holdings Inc.	148,991	8,507,386
McCormick & Co. Inc./MD, NVS	116,104	16,395,046
Tyson Foods Inc., Class A	261,081	15,108,757

		70,593,824

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,888,260	149,002,597
ABIOMED Inc.(a)(b)	47,482	6,892,487
Align Technology Inc.(a)(b)	132,140	22,985,753
Baxter International Inc.	423,306	34,368,214
Boston Scientific Corp.(b)	1,513,745	49,393,499
Cooper Companies Inc. (The)(a)	52,018	14,339,802
Danaher Corp.	753,730	104,323,769
Dentsply Sirona Inc.	217,107	8,430,265
Edwards Lifesciences Corp.(b)	384,135	72,455,544
Hologic Inc.(b)	266,793	9,364,434
IDEXX Laboratories Inc.(a)(b)	158,427	38,377,357
Intuitive Surgical Inc.(a)(b)	212,920	105,440,113
ResMed Inc.(a)	264,883	39,014,617
Steris PLC(a)	84,854	11,877,014
Stryker Corp.	391,897	65,246,932
Teleflex Inc.(a)	85,352	24,996,187
Varian Medical Systems Inc.(b)	92,088	9,453,754

		765,962,338

Health Care Technology — 0.1%
Cerner Corp.	364,556	22,963,382

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill Inc.(b)	46,838	$30,650,787
Darden Restaurants Inc.	104,673	5,700,492
Hilton Worldwide Holdings Inc.	519,248	35,433,483
Las Vegas Sands Corp.(a)	354,810	15,068,781
Marriott International Inc./MD, Class A	499,125	37,339,541
McDonald’s Corp.	610,449	100,937,742
MGM Resorts International	578,693	6,828,577
Starbucks Corp.	2,175,608	143,024,470
Wynn Resorts Ltd.	178,014	10,714,663
Yum! Brands Inc.	556,405	38,130,435

		423,828,971

Household Durables — 0.3%
DR Horton Inc.	617,662	21,000,508
Garmin Ltd.	266,089	19,946,031
Leggett & Platt Inc.	159,981	4,268,293
NVR Inc.(b)	6,345	16,301,003
PulteGroup Inc.(a)	469,337	10,475,602

		71,991,437

Household Products — 1.8%
Church & Dwight Co. Inc.	244,076	15,664,798
Colgate-Palmolive Co.	710,506	47,149,178
Kimberly-Clark Corp.	310,118	39,654,789
Procter & Gamble Co. (The)	2,664,376	293,081,360

		395,550,125

Industrial Conglomerates — 0.6%
Honeywell International Inc.	605,215	80,971,715
Roper Technologies Inc.	191,684	59,768,988

		140,740,703

Insurance — 0.8%
Aon PLC	271,585	44,822,388
Arthur J Gallagher & Co.	175,267	14,286,013
Cincinnati Financial Corp.	128,808	9,718,564
Marsh & McLennan Companies Inc.	567,017	49,024,290
Progressive Corp. (The)	656,957	48,509,705
Willis Towers Watson PLC	113,682	19,308,888

		185,669,848

Interactive Media & Services — 9.1%
Alphabet Inc., Class A(b)	551,929	641,313,901
Alphabet Inc., Class C, NVS(b)	550,659	640,311,792
Facebook Inc., Class A(b)	4,432,887	739,405,552

		2,021,031,245

Internet & Direct Marketing Retail — 7.4%
Amazon.com Inc.(b)	767,230	1,495,883,676
Booking Holdings Inc.(a)(b)	77,192	103,847,941
eBay Inc.	1,408,719	42,346,093

		1,642,077,710

IT Services — 7.2%
Accenture PLC, Class A	737,091	120,337,477
Akamai Technologies Inc.(a)(b)	214,301	19,606,399
Automatic Data Processing Inc.(a)	494,042	67,525,661
Broadridge Financial Solutions Inc.(a)	147,885	14,023,935
Fiserv Inc.(b)	1,051,981	99,927,675
FleetCor Technologies Inc.(b)	160,119	29,868,598
Gartner Inc.(b)	164,795	16,408,638
Global Payments Inc.	270,947	39,078,686
Jack Henry & Associates Inc.	72,835	11,306,905
Leidos Holdings Inc.	122,520	11,228,958
Mastercard Inc., Class A	1,635,336	395,031,764

2	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Paychex Inc.	393,134	$24,735,991
PayPal Holdings Inc.(b)	2,163,006	207,086,194
VeriSign Inc.(b)	100,831	18,158,655
Visa Inc., Class A(a)	3,153,352	508,068,074
Western Union Co. (The)	772,390	14,003,431

		1,596,397,041

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	324,925	23,271,128
Illumina Inc.(a)(b)	162,714	44,440,448
IQVIA Holdings Inc.(a)(b)	229,400	24,743,084
Mettler-Toledo International Inc.(b)	27,998	19,332,899
PerkinElmer Inc.(a)	117,495	8,845,024
Thermo Fisher Scientific Inc.(a)	738,637	209,477,453
Waters Corp.(a)(b)	73,561	13,391,780

		343,501,816

Machinery — 1.3%
Caterpillar Inc.	600,631	69,697,221
Cummins Inc.	177,838	24,065,038
Deere & Co.	342,189	47,276,832
Dover Corp.(a)	157,829	13,248,166
IDEX Corp.	79,933	11,039,547
Illinois Tool Works Inc.	328,670	46,710,580
Ingersoll Rand Inc.(a)(b)	466,625	11,572,300
PACCAR Inc.	636,918	38,934,797
Parker-Hannifin Corp.	130,139	16,882,933
Xylem Inc./NY(a)	195,667	12,743,792

		292,171,206

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	288,859	126,032,070
Comcast Corp., Class A	4,683,184	161,007,866

		287,039,936

Metals & Mining — 0.0%
Freeport-McMoRan Inc.	1,470,096	9,923,148

Multi-Utilities — 0.1%
Sempra Energy	233,622	26,396,950

Multiline Retail — 0.6%
Dollar General Corp.	468,915	70,810,854
Target Corp.	597,437	55,543,718

		126,354,572

Oil, Gas & Consumable Fuels — 0.6%
Apache Corp.	429,509	1,795,347
Cabot Oil & Gas Corp.	473,409	8,137,901
ConocoPhillips	2,018,068	62,156,494
EOG Resources Inc.	535,826	19,246,870
Hess Corp.	477,053	15,885,865
Phillips 66	410,098	22,001,758
Pioneer Natural Resources Co.	189,752	13,311,103

		142,535,338

Personal Products — 0.3%
Coty Inc., Class A	255,967	1,320,790
Estee Lauder Companies Inc. (The), Class A(a)	410,039	65,335,614

		66,656,404

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	2,374,959	132,380,215
Eli Lilly & Co.	856,111	118,759,718
Johnson & Johnson	2,036,233	267,011,233
Merck & Co. Inc.	2,579,493	198,466,192

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	877,273	$103,246,259

		819,863,617

Professional Services — 0.4%
Equifax Inc.	133,740	15,975,243
IHS Markit Ltd.	539,177	32,350,620
Verisk Analytics Inc.(a)	208,289	29,031,321

		77,357,184

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	616,657	23,254,135

Road & Rail — 1.1%
CSX Corp.	715,826	41,016,830
JB Hunt Transport Services Inc.(a)	92,630	8,543,265
Kansas City Southern	182,664	23,231,208
Norfolk Southern Corp.	259,122	37,831,812
Old Dominion Freight Line Inc.(a)	176,400	23,154,264
Union Pacific Corp.	792,810	111,817,922

		245,595,301

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices Inc.(a)(b)	2,154,589	97,990,708
Analog Devices Inc.	678,478	60,825,553
Applied Materials Inc.	1,701,244	77,951,000
Broadcom Inc.	730,667	173,241,146
Intel Corp.	4,567,470	247,191,476
KLA Corp.	291,217	41,859,532
Lam Research Corp.(a)	267,185	64,124,400
Maxim Integrated Products Inc.	219,325	10,661,388
Microchip Technology Inc.(a)	439,878	29,823,728
Micron Technology Inc.(a)(b)	2,039,004	85,760,508
NVIDIA Corp.	1,127,385	297,178,686
Qorvo Inc.(b)	214,692	17,310,616
QUALCOMM Inc.	2,103,428	142,296,904
Skyworks Solutions Inc.(a)	182,836	16,341,882
Texas Instruments Inc.	1,067,650	106,690,265
Xilinx Inc.	287,178	22,382,653

		1,491,630,445

Software — 14.8%
Adobe Inc.(a)(b)	891,775	283,798,476
ANSYS Inc.(a)(b)	157,066	36,513,133
Autodesk Inc.(b)	405,341	63,273,730
Cadence Design Systems Inc.(b)	516,873	34,134,293
Citrix Systems Inc.	110,454	15,634,764
Fortinet Inc.(a)(b)	262,302	26,537,093
Intuit Inc.	479,451	110,273,730
Microsoft Corp.	14,053,044	2,216,305,569
NortonLifeLock Inc.	654,859	12,252,412
Oracle Corp.	2,394,607	115,731,356
Paycom Software Inc.(a)(b)	90,718	18,325,943
salesforce.com Inc.(b)	1,633,901	235,249,066
ServiceNow Inc.(b)	347,330	99,537,832
Synopsys Inc.(a)(b)	276,873	35,658,474

		3,303,225,871

Specialty Retail — 2.9%
AutoZone Inc.(a)(b)	43,925	37,160,550
CarMax Inc.(a)(b)	302,903	16,305,268
Home Depot Inc. (The)	1,426,769	266,392,040
Lowe’s Companies Inc.	931,955	80,194,728
O’Reilly Automotive Inc.(a)(b)	139,626	42,034,407
Ross Stores Inc.	665,626	57,889,493

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Tiffany & Co.	197,864	$25,623,388
TJX Companies Inc. (The)	2,233,793	106,797,643
Tractor Supply Co.(a)	106,932	9,041,101
Ulta Beauty Inc.(b)	57,854	10,164,948

		651,603,566

Technology Hardware, Storage & Peripherals — 8.9%
Apple Inc.	7,693,799	1,956,456,148
NetApp Inc.	193,467	8,065,639
Seagate Technology PLC	255,635	12,474,988
Xerox Holdings Corp.(b)	342,546	6,487,821

		1,983,484,596

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B(a)	1,537,913	127,246,922
VF Corp.	319,703	17,289,538

		144,536,460

Tobacco — 0.6%
Altria Group Inc.	1,341,242	51,865,828
Philip Morris International Inc.	1,260,960	91,999,642

		143,865,470

Trading Companies & Distributors — 0.2%
Fastenal Co.	739,651	23,114,094
United Rentals Inc.(a)(b)	138,420	14,243,418

		37,357,512

Water Utilities — 0.1%
American Water Works Co. Inc.	167,239	19,995,095

Total Common Stocks — 99.7% (Cost: $19,027,704,885)		22,250,913,092

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	401,254,941	401,174,689
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	41,016,000	41,016,000

		442,190,689

Total Short-Term Investments — 2.0% (Cost: $442,088,173)		442,190,689

Total Investments in Securities — 101.7% (Cost: $19,469,793,058)		22,693,103,781

Other Assets, Less Liabilities — (1.7)%		(385,724,495)

Net Assets — 100.0%		$22,307,379,286

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Boeing Co. (The)	452,981	$67,557,586
General Dynamics Corp.	354,718	46,932,739
Howmet Aerospace Inc.	294,618	4,731,565
Huntington Ingalls Industries Inc.	25,574	4,659,838
Raytheon Co.	168,092	22,045,266
Textron Inc.	347,250	9,261,157
United Technologies Corp.	576,911	54,420,015

		209,608,166

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	203,737	13,487,389
Expeditors International of Washington Inc.	123,141	8,215,968
FedEx Corp.(a)	363,379	44,063,338
United Parcel Service Inc., Class B	583,098	54,473,015

		120,239,710

Airlines — 0.5%
Alaska Air Group Inc.	187,447	5,336,616
American Airlines Group Inc.(a)	592,988	7,228,524
Delta Air Lines Inc.	868,772	24,786,065
Southwest Airlines Co.	714,979	25,460,402
United Airlines Holdings Inc.(b)	330,871	10,438,980

		73,250,587

Auto Components — 0.2%
Aptiv PLC	385,365	18,975,373
BorgWarner Inc.	314,184	7,656,664

		26,632,037

Automobiles — 0.5%
Ford Motor Co.	5,901,264	28,503,105
General Motors Co.	1,903,727	39,559,447
Harley-Davidson Inc.	234,769	4,444,177

		72,506,729

Banks — 7.9%
Bank of America Corp.	12,248,298	260,031,366
Citigroup Inc.	3,303,089	139,126,109
Citizens Financial Group Inc.	653,737	12,296,793
Comerica Inc.	219,190	6,431,035
Fifth Third Bancorp	1,069,580	15,883,263
First Republic Bank/CA(a)	129,235	10,633,456
Huntington Bancshares Inc./OH	1,553,570	12,754,810
JPMorgan Chase & Co.	2,467,555	222,153,977
KeyCorp	1,484,258	15,391,755
M&T Bank Corp.	199,294	20,612,978
People’s United Financial Inc.	675,512	7,464,408
PNC Financial Services Group Inc. (The)	662,907	63,453,458
Regions Financial Corp.	1,451,754	13,022,233
SVB Financial Group(a)(b)	28,325	4,279,341
Truist Financial Corp.	2,028,959	62,573,096
U.S. Bancorp	2,150,385	74,080,763
Wells Fargo & Co.	5,822,956	167,118,837
Zions Bancorp. N.A	259,297	6,938,788

		1,114,246,466

Beverages — 2.4%
Coca-Cola Co. (The)	3,500,443	154,894,603
Constellation Brands Inc., Class A	253,886	36,397,097
Molson Coors Beverage Co., Class B	285,817	11,149,721
Monster Beverage Corp.(b)	190,269	10,704,534
PepsiCo Inc.	1,097,015	131,751,501

		344,897,456

Security	Shares	Value

Biotechnology — 2.9%
AbbVie Inc.	1,051,590	$80,120,642
Alexion Pharmaceuticals Inc.(b)	139,724	12,545,818
Amgen Inc.	368,593	74,724,859
Biogen Inc.(b)	272,995	86,370,158
Gilead Sciences Inc.	1,914,151	143,101,929
Regeneron Pharmaceuticals Inc.(b)	39,976	19,519,881

		416,383,287

Building Products — 0.4%
AO Smith Corp.	208,534	7,884,671
Johnson Controls International PLC	1,169,276	31,523,681
Trane Technologies PLC	140,867	11,634,205

		51,042,557

Capital Markets — 3.0%
Ameriprise Financial Inc.	66,477	6,812,563
Bank of New York Mellon Corp. (The)	1,270,743	42,798,624
BlackRock Inc.(c)	87,344	38,428,739
Charles Schwab Corp. (The)	465,369	15,645,706
CME Group Inc.	265,857	45,969,334
E*TRADE Financial Corp.	342,991	11,771,451
Franklin Resources Inc.	424,273	7,081,116
Goldman Sachs Group Inc. (The)	482,157	74,536,651
Intercontinental Exchange Inc.	379,871	30,674,583
Invesco Ltd.	566,123	5,140,397
Morgan Stanley	1,764,512	59,993,408
Nasdaq Inc.	91,317	8,670,549
Northern Trust Corp.	319,927	24,141,692
Raymond James Financial Inc.	187,762	11,866,558
State Street Corp.	548,704	29,229,462
T Rowe Price Group Inc.	91,407	8,925,894

		421,686,727

Chemicals — 1.5%
Albemarle Corp.(a)	159,292	8,979,290
CF Industries Holdings Inc.	330,690	8,994,768
Corteva Inc.(a)(b)	1,129,401	26,540,924
DuPont de Nemours Inc.	1,121,904	38,256,926
Eastman Chemical Co.	204,464	9,523,933
Ecolab Inc.	185,476	28,902,725
International Flavors & Fragrances Inc.(a)	161,253	16,460,706
Linde PLC	235,963	40,821,599
LyondellBasell Industries NV, Class A	387,290	19,221,203
Mosaic Co. (The)	531,747	5,753,503
PPG Industries Inc.	174,472	14,585,859

		218,041,436

Commercial Services & Supplies — 0.3%
Republic Services Inc.	171,122	12,844,417
Rollins Inc.(a)	113,626	4,106,444
Waste Management Inc.	247,410	22,900,270

		39,851,131

Communications Equipment — 1.9%
Cisco Systems Inc.	6,418,406	252,307,540
F5 Networks Inc.(b)	91,305	9,735,852
Juniper Networks Inc.	508,796	9,738,355

		271,781,747

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.(a)	204,082	16,177,580
Quanta Services Inc.(a)	118,963	3,774,696

		19,952,276

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.5%
American Express Co.	406,400	$34,791,904
Capital One Financial Corp.	705,501	35,571,360
Discover Financial Services	179,728	6,410,898

		76,774,162

Containers & Packaging — 0.6%
Amcor PLC(b)	2,445,218	19,855,170
Avery Dennison Corp.	36,670	3,735,573
Ball Corp.(a)	144,311	9,331,149
International Paper Co.	591,848	18,424,228
Packaging Corp. of America	142,759	12,395,764
Sealed Air Corp.(a)	235,086	5,808,975
Westrock Co.	392,291	11,086,144

		80,637,003

Distributors — 0.1%
Genuine Parts Co.	220,594	14,852,594
LKQ Corp.(b)	223,773	4,589,584

		19,442,178

Diversified Consumer Services — 0.0%
H&R Block Inc.	297,036	4,182,267

Diversified Financial Services — 3.8%
Berkshire Hathaway Inc., Class B(b)	2,959,411	541,069,113

Diversified Telecommunication Services — 4.7%
AT&T Inc.	11,052,142	322,169,939
CenturyLink Inc.	1,478,726	13,988,748
Verizon Communications Inc.	6,257,253	336,202,204

		672,360,891

Electric Utilities — 4.4%
Alliant Energy Corp.	362,568	17,508,409
American Electric Power Co. Inc.	747,358	59,773,693
Duke Energy Corp.	1,102,954	89,206,920
Edison International	541,318	29,658,813
Entergy Corp.	300,494	28,237,421
Evergy Inc.	344,016	18,938,081
Eversource Energy	490,482	38,360,597
Exelon Corp.	1,470,958	54,145,964
FirstEnergy Corp.	815,535	32,678,487
NextEra Energy Inc.	347,593	83,637,828
Pinnacle West Capital Corp.	170,784	12,943,719
PPL Corp.	1,158,707	28,596,889
Southern Co. (The)	1,586,660	85,901,772
Xcel Energy Inc.	793,875	47,870,663

		627,459,256

Electrical Equipment — 0.6%
Eaton Corp. PLC	625,734	48,613,274
Emerson Electric Co.	422,725	20,142,846
Rockwell Automation Inc.	75,327	11,367,598

		80,123,718

Electronic Equipment, Instruments & Components — 0.2%
Corning Inc.	613,243	12,596,011
FLIR Systems Inc.	106,110	3,383,848
IPG Photonics Corp.(b)	27,007	2,978,332
TE Connectivity Ltd.	252,352	15,893,129

		34,851,320

Energy Equipment & Services — 0.4%
Baker Hughes Co.	986,941	10,362,881
Halliburton Co.	1,335,217	9,146,236
Helmerich & Payne Inc.	164,965	2,581,702

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.(a)	404,870	$3,979,872
Schlumberger Ltd.	2,098,355	28,306,809
TechnipFMC PLC	639,251	4,308,552

		58,686,052

Entertainment — 1.4%
Activision Blizzard Inc.	1,162,288	69,132,890
Electronic Arts Inc.(a)(b)	207,014	20,736,592
Live Nation Entertainment Inc.(a)(b)	71,318	3,242,116
Walt Disney Co. (The)	1,063,521	102,736,129

		195,847,727

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	85,664	11,741,108
Apartment Investment & Management Co., Class A	222,954	7,836,833
AvalonBay Communities Inc.	210,936	31,043,451
Boston Properties Inc.	122,353	11,284,617
Crown Castle International Corp.	264,473	38,189,901
Digital Realty Trust Inc.	397,895	55,271,595
Duke Realty Corp.(a)	226,042	7,319,240
Equity Residential	526,899	32,514,937
Essex Property Trust Inc.	49,657	10,936,458
Extra Space Storage Inc.(a)	82,461	7,896,465
Federal Realty Investment Trust	61,960	4,622,836
Healthpeak Properties Inc.	398,911	9,514,027
Host Hotels & Resorts Inc.	1,079,475	11,917,404
Iron Mountain Inc.	436,549	10,389,866
Kimco Realty Corp.	642,275	6,210,799
Mid-America Apartment Communities Inc.	94,339	9,719,747
Prologis Inc.	481,017	38,659,336
Public Storage	126,940	25,211,554
Realty Income Corp.	284,860	14,203,120
Regency Centers Corp.	254,532	9,781,665
Simon Property Group Inc.	277,774	15,238,682
SL Green Realty Corp.	123,978	5,343,452
UDR Inc.	236,221	8,631,515
Ventas Inc.	561,883	15,058,464
Vornado Realty Trust	241,001	8,726,646
Welltower Inc.	612,442	28,037,595
Weyerhaeuser Co.	1,124,545	19,061,038

		454,362,351

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	274,062	78,143,298
Kroger Co. (The)	1,215,154	36,600,438
Sysco Corp.	423,612	19,329,416
Walgreens Boots Alliance Inc.	1,134,693	51,912,205
Walmart Inc.	2,146,211	243,852,494

		429,837,851

Food Products — 2.4%
Archer-Daniels-Midland Co.	840,125	29,555,597
Campbell Soup Co.	143,931	6,643,855
Conagra Brands Inc.	734,386	21,546,885
General Mills Inc.	915,082	48,288,877
Hershey Co. (The)	74,450	9,864,625
Hormel Foods Corp.	419,515	19,566,180
JM Smucker Co. (The)	171,996	19,091,556
Kellogg Co.	375,943	22,552,821
Kraft Heinz Co. (The)	939,941	23,254,140
Lamb Weston Holdings Inc.	99,995	5,709,715
McCormick & Co. Inc./MD, NVS	91,104	12,864,796
Mondelez International Inc., Class A	2,178,356	109,092,068

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	231,569	$13,400,898

		341,432,013

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	180,071	17,868,445

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	1,123,064	88,620,980
ABIOMED Inc.(a)(b)	29,049	4,216,753
Baxter International Inc.	425,610	34,555,276
Becton Dickinson and Co.	409,240	94,031,075
Boston Scientific Corp.(b)	862,571	28,145,692
Cooper Companies Inc. (The)(a)	32,486	8,955,416
Danaher Corp.	348,368	48,217,615
Dentsply Sirona Inc.	156,339	6,070,643
Hologic Inc.(a)(b)	187,692	6,587,989
Medtronic PLC	2,027,897	182,875,751
Steris PLC(a)	59,297	8,299,801
Stryker Corp.	165,192	27,502,816
Varian Medical Systems Inc.(b)	61,412	6,304,556
Zimmer Biomet Holdings Inc.	311,710	31,507,647

		575,892,010

Health Care Providers & Services — 6.7%
AmerisourceBergen Corp.	226,869	20,077,907
Anthem Inc.	383,631	87,099,582
Cardinal Health Inc.	441,492	21,165,126
Centene Corp.(b)	883,617	52,495,686
Cigna Corp.(b)	564,978	100,102,802
CVS Health Corp.	1,968,293	116,778,824
DaVita Inc.(b)	134,714	10,246,347
HCA Healthcare Inc.	400,565	35,990,765
Henry Schein Inc.(a)(b)	223,083	11,270,153
Humana Inc.	199,922	62,779,506
Laboratory Corp. of America Holdings(a)(b)	146,635	18,533,198
McKesson Corp.	245,083	33,149,927
Quest Diagnostics Inc.	203,225	16,318,968
UnitedHealth Group Inc.	1,433,361	357,451,566
Universal Health Services Inc., Class B	120,952	11,983,924

		955,444,281

Health Care Technology — 0.1%
Cerner Corp.	176,771	11,134,805

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	609,349	8,025,126
Darden Restaurants Inc.	100,670	5,482,488
Las Vegas Sands Corp.(a)	221,019	9,386,677
McDonald’s Corp.	638,096	105,509,174
MGM Resorts International	305,574	3,605,773
Norwegian Cruise Line Holdings Ltd.(b)	323,666	3,547,380
Royal Caribbean Cruises Ltd.	261,531	8,413,452

		143,970,070

Household Durables — 0.3%
Leggett & Platt Inc.	68,042	1,815,361
Lennar Corp., Class A	424,872	16,230,110
Mohawk Industries Inc.(b)	90,591	6,906,658
Newell Brands Inc.	579,698	7,698,389
Whirlpool Corp.	96,212	8,254,990

		40,905,508

Household Products — 2.1%
Church & Dwight Co. Inc.	169,887	10,903,348

Security	Shares	Value

Household Products (continued)
Clorox Co. (The)	190,160	$32,945,220
Colgate-Palmolive Co.	713,488	47,347,064
Kimberly-Clark Corp.	264,011	33,759,086
Procter & Gamble Co. (The)	1,584,664	174,313,040

		299,267,758

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	999,536	13,593,690

Industrial Conglomerates — 2.1%
3M Co.	869,979	118,760,833
General Electric Co.	13,213,545	104,915,548
Honeywell International Inc.	583,795	78,105,933

		301,782,314

Insurance — 3.6%
Aflac Inc.	1,111,388	38,053,926
Allstate Corp. (The)	490,504	44,993,932
American International Group Inc.	1,318,173	31,965,695
Aon PLC	130,619	21,557,360
Arthur J Gallagher & Co.	137,411	11,200,371
Assurant Inc.	92,314	9,608,964
Chubb Ltd.	685,690	76,584,716
Cincinnati Financial Corp.	124,859	9,420,612
Everest Re Group Ltd.	61,398	11,814,203
Globe Life Inc.	150,021	10,797,011
Hartford Financial Services Group Inc. (The)	544,087	19,173,626
Lincoln National Corp.	301,607	7,938,296
Loews Corp.(a)	385,141	13,414,461
Marsh & McLennan Companies Inc.	297,104	25,687,612
MetLife Inc.	1,184,078	36,197,264
Principal Financial Group Inc.	391,985	12,284,810
Progressive Corp. (The)	344,180	25,414,251
Prudential Financial Inc.	609,300	31,768,902
Travelers Companies Inc. (The)	390,950	38,840,883
Unum Group	313,660	4,708,037
Willis Towers Watson PLC	100,774	17,116,464
WR Berkley Corp.	220,707	11,514,284

		510,055,680

Interactive Media & Services — 0.2%
Twitter Inc.(b)	1,176,845	28,903,313

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	210,948	11,870,044

IT Services — 3.4%
Accenture PLC, Class A	355,504	58,039,583
Akamai Technologies Inc.(a)(b)	68,065	6,227,267
Alliance Data Systems Corp.	62,318	2,097,001
Automatic Data Processing Inc.	249,197	34,060,246
Broadridge Financial Solutions Inc.	52,368	4,966,057
Cognizant Technology Solutions Corp., Class A	829,014	38,524,280
DXC Technology Co.	389,373	5,081,318
Fidelity National Information Services Inc.(a)	929,912	113,114,496
Global Payments Inc.	232,110	33,477,225
International Business Machines Corp.	1,339,985	148,644,536
Jack Henry & Associates Inc.	55,733	8,651,991
Leidos Holdings Inc.(a)	100,108	9,174,898
Paychex Inc.	159,604	10,042,284
VeriSign Inc.(b)	73,331	13,206,180

		485,307,362

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.1%
Hasbro Inc.	191,948	$13,733,879

Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	200,779	14,379,792
Illumina Inc.(a)(b)	88,708	24,227,929
IQVIA Holdings Inc.(b)	85,097	9,178,563
Mettler-Toledo International Inc.(b)	13,779	9,514,537
PerkinElmer Inc.(a)	72,739	5,475,792
Waters Corp.(a)(b)	37,319	6,793,924

		69,570,537

Machinery — 1.6%
Caterpillar Inc.	343,189	39,823,652
Cummins Inc.	85,510	11,571,213
Deere & Co.	194,793	26,912,601
Dover Corp.	90,649	7,609,077
Flowserve Corp.	199,146	4,757,598
Fortive Corp.(a)	445,864	24,607,234
IDEX Corp.	49,182	6,792,526
Illinois Tool Works Inc.	172,974	24,583,065
Ingersoll Rand Inc.(a)(b)	142,094	3,523,931
Parker-Hannifin Corp.	87,129	11,303,245
Pentair PLC	255,737	7,610,733
Snap-on Inc.	83,412	9,076,894
Stanley Black & Decker Inc.	229,461	22,946,100
Westinghouse Air Brake Technologies Corp.(a)	274,738	13,223,140
Xylem Inc./NY(a)	112,285	7,313,122

		221,654,131

Media — 1.3%
Comcast Corp., Class A	3,022,191	103,902,927
Discovery Inc., Class A(a)(b)	240,625	4,677,750
Discovery Inc., Class C, NVS(b)	509,969	8,944,856
DISH Network Corp., Class A(a)(b)	388,815	7,772,412
Fox Corp., Class A, NVS(a)	533,266	12,601,076
Fox Corp., Class B(b)	247,016	5,651,726
Interpublic Group of Companies Inc. (The)	589,179	9,538,808
News Corp., Class A, NVS	591,129	5,305,383
News Corp., Class B	185,262	1,665,505
Omnicom Group Inc.	328,769	18,049,418
ViacomCBS Inc., Class B, NVS	820,109	11,489,727

		189,599,588

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	993,148	6,703,749
Newmont Corp.	1,240,400	56,165,312
Nucor Corp.	459,027	16,534,153

		79,403,214

Multi-Utilities — 2.4%
Ameren Corp.(a)	371,309	27,042,434
CenterPoint Energy Inc.	762,755	11,784,565
CMS Energy Corp.	428,261	25,160,334
Consolidated Edison Inc.	503,501	39,273,078
Dominion Energy Inc.	1,245,367	89,903,044
DTE Energy Co.	291,260	27,660,962
NiSource Inc.	562,422	14,043,677
Public Service Enterprise Group Inc.	766,465	34,421,943
Sempra Energy	235,055	26,558,864
WEC Energy Group Inc.	477,804	42,108,867

		337,957,768

Multiline Retail — 0.4%
Dollar Tree Inc.(b)	358,860	26,365,444

Security	Shares	Value

Multiline Retail (continued)
Kohl’s Corp.	238,195	$3,475,265
Macy’s Inc.	469,880	2,307,111
Nordstrom Inc.(a)	162,888	2,498,702
Target Corp.	275,178	25,583,299

		60,229,821

Oil, Gas & Consumable Fuels — 4.8%
Apache Corp.	217,407	908,761
Cabot Oil & Gas Corp.	229,604	3,946,893
Chevron Corp.	2,860,802	207,293,713
Concho Resources Inc.	302,677	12,969,709
Devon Energy Corp.	588,720	4,068,055
Diamondback Energy Inc.	243,733	6,385,805
EOG Resources Inc.	438,989	15,768,485
Exxon Mobil Corp.	6,401,488	243,064,499
HollyFrontier Corp.	225,927	5,537,471
Kinder Morgan Inc./DE	2,949,461	41,056,497
Marathon Oil Corp.	1,216,801	4,003,275
Marathon Petroleum Corp.	980,113	23,150,269
Noble Energy Inc.	727,568	4,394,511
Occidental Petroleum Corp.(a)	1,346,961	15,597,808
ONEOK Inc.	622,153	13,569,157
Phillips 66	336,509	18,053,708
Pioneer Natural Resources Co.	95,611	6,707,112
Valero Energy Corp.	619,657	28,107,642
Williams Companies Inc. (The)	1,829,314	25,884,793

		680,468,163

Personal Products — 0.0%
Coty Inc., Class A	238,320	1,229,731

Pharmaceuticals — 7.0%
Allergan PLC	496,691	87,963,976
Bristol-Myers Squibb Co.	1,596,006	88,961,375
Eli Lilly & Co.	575,253	79,799,096
Johnson & Johnson	2,309,549	302,851,160
Merck & Co. Inc.	1,733,394	133,367,334
Mylan NV(b)	777,515	11,592,749
Perrigo Co. PLC(a)	207,058	9,957,419
Pfizer Inc.	8,372,879	273,290,771

		987,783,880

Professional Services — 0.3%
Equifax Inc.	73,070	8,728,211
IHS Markit Ltd.	164,710	9,882,600
Nielsen Holdings PLC(a)	541,297	6,787,864
Robert Half International Inc.	178,889	6,753,060
Verisk Analytics Inc.	76,597	10,676,090

		42,827,825

Road & Rail — 0.9%
CSX Corp.(a)	589,108	33,755,888
JB Hunt Transport Services Inc.(a)	52,472	4,839,493
Norfolk Southern Corp.	181,861	26,551,706
Union Pacific Corp.	399,079	56,286,102

		121,433,189

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	2,829,977	153,158,355
Maxim Integrated Products Inc.	227,787	11,072,726
Skyworks Solutions Inc.	108,670	9,712,925
Texas Instruments Inc.	537,424	53,704,780
Xilinx Inc.	143,792	11,207,149

		238,855,935

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 0.6%
Citrix Systems Inc.(a)	83,885	$11,873,922
NortonLifeLock Inc.	331,334	6,199,259
Oracle Corp.	1,311,128	63,366,816

		81,439,997

Specialty Retail — 1.2%
Advance Auto Parts Inc.	104,442	9,746,528
Best Buy Co. Inc.	343,800	19,596,600
Gap Inc. (The)	323,697	2,278,827
Home Depot Inc. (The)	478,585	89,356,605
L Brands Inc.	353,287	4,083,998
Lowe’s Companies Inc.	394,759	33,969,012
Tractor Supply Co.	91,806	7,762,197
Ulta Beauty Inc.(a)(b)	39,070	6,864,599

		173,658,366

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	1,952,943	18,963,077
HP Inc.	2,245,114	38,975,179
NetApp Inc.	187,544	7,818,709
Seagate Technology PLC	140,719	6,867,087
Western Digital Corp.	448,736	18,676,392

		91,300,444

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(b)	230,598	2,488,152
Hanesbrands Inc.	550,244	4,330,420
NIKE Inc., Class B	622,343	51,492,660
PVH Corp.(a)	111,586	4,200,097
Ralph Lauren Corp.	75,720	5,060,368
Tapestry Inc.	419,641	5,434,351
Under Armour Inc., Class A(a)(b)	286,246	2,636,326
Under Armour Inc., Class C, NVS(b)	295,883	2,384,817
VF Corp.	233,919	12,650,339

		90,677,530

Tobacco — 1.2%
Altria Group Inc.	1,724,131	66,672,146
Philip Morris International Inc.	1,318,192	96,175,288

		162,847,434

Trading Companies & Distributors — 0.2%
Fastenal Co.	261,758	8,179,937
WW Grainger Inc.	66,168	16,442,748

		24,622,685

Water Utilities — 0.1%
American Water Works Co. Inc.	136,122	16,274,746

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)(b)	479,416	40,223,002

Total Common Stocks — 99.6% (Cost: $17,030,743,704)		14,138,973,359

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	129,309,488	129,283,627

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	21,602,000	$21,602,000

		150,885,627

Total Short-Term Investments — 1.1% (Cost: $150,815,417)		150,885,627

Total Investments in Securities — 100.7% (Cost: $17,181,559,121)		14,289,858,986

Other Assets, Less Liabilities — (0.7)%		(102,030,421)

Net Assets — 100.0%		$14,187,828,565

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	9

Schedule of Investments March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Axon Enterprise Inc.(a)(b)	435,571	$30,825,360
Curtiss-Wright Corp.(b)	228,745	21,138,325
Mercury Systems Inc.(a)(b)	407,546	29,074,332
Teledyne Technologies Inc.(a)(b)	267,701	79,579,476

		160,617,493

Auto Components — 0.9%
Gentex Corp.	1,856,863	41,148,084
Visteon Corp.(a)(b)	145,374	6,975,045

		48,123,129

Banks — 1.0%
Bank of Hawaii Corp.	171,168	9,455,320
CIT Group Inc.	328,003	5,661,332
Commerce Bancshares Inc.(b)	418,690	21,081,042
First Financial Bankshares Inc.(b)	638,166	17,128,375

		53,326,069

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	67,646	24,863,964

Biotechnology — 1.3%
Arrowhead Pharmaceuticals Inc.(a)(b)	734,793	21,139,995
Exelixis Inc.(a)	2,230,289	38,405,576
Ligand Pharmaceuticals Inc.(a)(b)	120,894	8,791,412

		68,336,983

Building Products — 1.5%
Lennox International Inc.	169,874	30,881,394
Owens Corning	423,210	16,424,780
Trex Co. Inc.(a)(b)	428,205	34,316,349

		81,622,523

Capital Markets — 3.1%
Eaton Vance Corp., NVS	589,655	19,016,374
Evercore Inc., Class A	200,360	9,228,581
FactSet Research Systems Inc.(b)	278,523	72,605,376
Federated Hermes Inc.	502,574	9,574,035
SEI Investments Co.	926,443	42,931,369
Stifel Financial Corp.	245,537	10,135,767

		163,491,502

Chemicals — 2.0%
Cabot Corp.	188,898	4,934,016
Ingevity Corp.(a)(b)	306,605	10,792,496
NewMarket Corp.(b)	35,232	13,489,276
RPM International Inc.	571,123	33,981,818
Scotts Miracle-Gro Co. (The)(b)	290,735	29,771,264
Valvoline Inc.	744,692	9,748,018

		102,716,888

Commercial Services & Supplies — 2.1%
Brink’s Co. (The)(b)	367,197	19,112,604
Clean Harbors Inc.(a)	376,876	19,348,814
Deluxe Corp.	139,725	3,623,069
Herman Miller Inc.	432,833	9,608,893
MSA Safety Inc.(b)	167,425	16,943,410
Stericycle Inc.(a)(b)	294,311	14,297,628
Tetra Tech Inc.(b)	400,691	28,296,798

		111,231,216

Communications Equipment — 1.5%
Ciena Corp.(a)(b)	704,011	28,026,678
Lumentum Holdings Inc.(a)(b)	566,665	41,763,210

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	216,700	$7,783,864

		77,573,752

Construction & Engineering — 0.6%
EMCOR Group Inc.	189,442	11,616,584
MasTec Inc.(a)(b)	442,599	14,486,265
Valmont Industries Inc.	72,949	7,731,135

		33,833,984

Construction Materials — 0.3%
Eagle Materials Inc.(b)	305,577	17,851,808

Consumer Finance — 0.7%
FirstCash Inc.(b)	203,624	14,607,986
LendingTree Inc.(a)(b)	56,240	10,313,853
SLM Corp.(b)	1,548,351	11,132,644

		36,054,483

Containers & Packaging — 0.7%
AptarGroup Inc.	281,542	28,024,691
Silgan Holdings Inc.	341,013	9,896,197

		37,920,888

Distributors — 1.1%
Pool Corp.(b)	293,887	57,828,145

Diversified Consumer Services — 0.6%
Service Corp. International(b)	684,238	26,760,548
WW International Inc.(a)(b)	178,151	3,012,534

		29,773,082

Electric Utilities — 0.8%
Hawaiian Electric Industries Inc.	383,942	16,528,703
IDACORP Inc.	166,462	14,613,699
PNM Resources Inc.	292,018	11,096,684

		42,239,086

Electrical Equipment — 1.7%
Generac Holdings Inc.(a)(b)	459,076	42,772,111
Hubbell Inc.	399,203	45,804,552

		88,576,663

Electronic Equipment, Instruments & Components — 3.5%
Cognex Corp.(b)	1,254,417	52,961,486
Coherent Inc.(a)(b)	177,280	18,864,365
Jabil Inc.(b)	1,019,225	25,052,550
Littelfuse Inc.(b)	112,642	15,028,696
National Instruments Corp.	406,755	13,455,455
Trimble Inc.(a)(b)	1,828,691	58,207,235

		183,569,787

Energy Equipment & Services — 0.0%
Core Laboratories NV(b)	127,608	1,319,467

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A(b)	198,061	6,720,210

Equity Real Estate Investment Trusts (REITs) — 8.3%
American Campus Communities Inc.	483,803	13,425,533
Brixmor Property Group Inc.	1,223,762	11,625,739
Camden Property Trust	390,920	30,976,501
CoreSite Realty Corp.	276,588	32,056,549
Corporate Office Properties Trust	379,774	8,404,399
Cousins Properties Inc.	1,077,263	31,531,488
CyrusOne Inc.	540,090	33,350,558
Douglas Emmett Inc.	761,614	23,236,843
EastGroup Properties Inc.	281,934	29,456,464

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	254,336	$6,160,018
First Industrial Realty Trust Inc.	615,024	20,437,248
Healthcare Realty Trust Inc.	451,450	12,608,999
Highwoods Properties Inc.	380,622	13,481,631
Kilroy Realty Corp.	429,360	27,350,232
Lamar Advertising Co., Class A	385,803	19,783,978
Life Storage Inc.	208,872	19,748,848
National Retail Properties Inc.	692,623	22,295,534
Omega Healthcare Investors Inc.	721,734	19,154,820
PotlatchDeltic Corp.(b)	227,813	7,151,050
PS Business Parks Inc.	147,012	19,923,066
Rayonier Inc.	397,846	9,369,273
Spirit Realty Capital Inc.	306,615	8,017,982
Taubman Centers Inc.	193,054	8,085,102
Urban Edge Properties(b)	390,287	3,438,428
Weingarten Realty Investors	392,091	5,657,873

		436,728,156

Food & Staples Retailing — 0.7%
Casey’s General Stores Inc.	269,999	35,772,167

Food Products — 1.0%
Lancaster Colony Corp.(b)	71,093	10,282,892
Pilgrim’s Pride Corp.(a)(b)	247,352	4,482,018
Post Holdings Inc.(a)(b)	224,417	18,619,879
Sanderson Farms Inc.(b)	144,717	17,846,500
Tootsie Roll Industries Inc.(b)	58,605	2,107,427

		53,338,716

Gas Utilities — 0.3%
ONE Gas Inc.	193,546	16,184,317

Health Care Equipment & Supplies — 6.4%
Cantel Medical Corp.(b)	154,607	5,550,391
Globus Medical Inc., Class A(a)(b)	564,999	24,029,407
Haemonetics Corp.(a)	238,097	23,728,747
Hill-Rom Holdings Inc.(b)	269,521	27,113,813
ICU Medical Inc.(a)(b)	141,118	28,473,379
Integra LifeSciences Holdings Corp.(a)	523,128	23,368,128
LivaNova PLC(a)	181,854	8,228,894
Masimo Corp.(a)(b)	360,114	63,783,392
NuVasive Inc.(a)(b)	248,287	12,578,219
Penumbra Inc.(a)(b)	235,777	38,037,903
West Pharmaceutical Services Inc.(b)	543,109	82,688,345

		337,580,618

Health Care Providers & Services — 2.8%
Amedisys Inc.(a)(b)	236,758	43,454,563
Chemed Corp.(b)	117,505	50,903,166
Encompass Health Corp.	340,154	21,780,061
HealthEquity Inc.(a)(b)	520,270	26,320,459
MEDNAX Inc.(a)(b)	242,424	2,821,816

		145,280,065

Hotels, Restaurants & Leisure — 5.5%
Boyd Gaming Corp.(b)	586,069	8,451,115
Caesars Entertainment Corp.(a)(b)	4,096,837	27,694,618
Choice Hotels International Inc.(b)	233,173	14,281,846
Churchill Downs Inc.(b)	260,068	26,774,001
Domino’s Pizza Inc.	283,823	91,978,520
Dunkin’ Brands Group Inc.	608,089	32,289,526
Eldorado Resorts Inc.(a)(b)	481,312	6,930,893
Jack in the Box Inc.	85,387	2,992,814
Marriott Vacations Worldwide Corp.	274,654	15,265,269

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Papa John’s International Inc.	103,563	$5,527,157
Scientific Games Corp./DE, Class A(a)(b)	398,472	3,865,178
Six Flags Entertainment Corp.	289,562	3,631,108
Texas Roadhouse Inc.	244,041	10,078,893
Wendy’s Co. (The)	782,567	11,644,597
Wyndham Destinations Inc.(b)	287,354	6,235,582
Wyndham Hotels & Resorts Inc.	698,160	21,999,022

		289,640,139

Household Durables — 0.8%
Helen of Troy Ltd.(a)(b)	108,978	15,696,101
KB Home	290,343	5,255,208
Tempur Sealy International Inc.(a)(b)	333,509	14,577,679
Toll Brothers Inc.	444,771	8,561,842

		44,090,830

Household Products — 0.3%
Energizer Holdings Inc.	472,232	14,285,018

Industrial Conglomerates — 1.0%
Carlisle Companies Inc.(b)	415,994	52,115,728

Insurance — 3.5%
Alleghany Corp.	52,821	29,175,679
Brown & Brown Inc.(b)	1,716,502	62,171,702
Primerica Inc.(b)	303,516	26,855,096
RenaissanceRe Holdings Ltd.(b)	324,161	48,403,721
RLI Corp.(b)	184,532	16,225,899

		182,832,097

Interactive Media & Services — 0.2%
Yelp Inc.(a)(b)	468,288	8,443,233

Internet & Direct Marketing Retail — 0.9%
Etsy Inc.(a)(b)	869,730	33,432,421
Grubhub Inc.(a)(b)	375,829	15,307,515

		48,739,936

IT Services — 2.9%
CACI International Inc., Class A(a)	183,814	38,812,326
KBR Inc.(b)	1,040,208	21,511,502
LiveRamp Holdings Inc.(a)(b)	199,495	6,567,375
MAXIMUS Inc.(b)	258,285	15,032,187
Perspecta Inc.(b)	1,009,331	18,410,198
Sabre Corp.	968,610	5,743,857
Science Applications International Corp.	161,824	12,076,925
WEX Inc.(a)(b)	317,762	33,222,017

		151,376,387

Leisure Products — 0.6%
Brunswick Corp./DE	292,855	10,358,282
Polaris Inc.	421,835	20,311,355

		30,669,637

Life Sciences Tools & Services — 4.3%
Bio-Rad Laboratories Inc., Class A(a)	114,193	40,031,498
Bio-Techne Corp.(b)	279,750	53,046,195
Charles River Laboratories International Inc.(a)	358,485	45,244,392
PRA Health Sciences Inc.(a)(b)	464,256	38,551,818
Repligen Corp.(a)(b)	343,911	33,201,168
Syneos Health Inc.(a)(b)	457,853	18,048,565

		228,123,636

Machinery — 5.9%
AGCO Corp.(b)	243,633	11,511,659
Colfax Corp.(a)(b)	276,096	5,466,701

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Donaldson Co. Inc.	594,553	$22,967,582
Graco Inc.	1,224,203	59,655,412
ITT Inc.	431,305	19,563,995
Lincoln Electric Holdings Inc.	448,847	30,970,443
Nordson Corp.(b)	375,566	50,727,700
Oshkosh Corp.(b)	294,740	18,960,624
Timken Co. (The)	497,601	16,092,416
Toro Co. (The)	782,485	50,931,949
Woodward Inc.(b)	413,898	24,602,097

		311,450,578

Marine — 0.2%
Kirby Corp.(a)(b)	228,504	9,933,069

Media — 1.6%
Cable One Inc.(b)	36,886	60,640,953
New York Times Co. (The), Class A(b)	696,426	21,387,242

		82,028,195

Metals & Mining — 2.2%
Allegheny Technologies Inc.(a)(b)	452,872	3,849,412
Carpenter Technology Corp.	193,385	3,771,007
Compass Minerals International Inc.	178,578	6,869,896
Reliance Steel & Aluminum Co.	489,273	42,855,422
Royal Gold Inc.	481,463	42,229,120
Steel Dynamics Inc.	774,911	17,466,494

		117,041,351

Multi-Utilities — 0.5%
Black Hills Corp.	211,945	13,570,838
MDU Resources Group Inc.	617,559	13,277,519

		26,848,357

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	224,531	10,404,767

Oil, Gas & Consumable Fuels — 0.4%
Cimarex Energy Co.	404,704	6,811,168
Matador Resources Co.(a)(b)	807,812	2,003,374
Murphy Oil Corp.	495,216	3,035,674
WPX Energy Inc.(a)(b)	3,055,415	9,319,016

		21,169,232

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	619,894	10,649,779

Pharmaceuticals — 1.3%
Catalent Inc.(a)(b)	1,135,929	59,011,512
Nektar Therapeutics(a)(b)	414,772	7,403,680

		66,415,192

Professional Services — 1.0%
ASGN Inc.(a)(b)	235,923	8,332,800
CoreLogic Inc.	263,626	8,051,138
FTI Consulting Inc.(a)(b)	276,219	33,082,750
Insperity Inc.	155,140	5,786,722

		55,253,410

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.(b)	181,576	18,335,544

Road & Rail — 1.0%
Knight-Swift Transportation Holdings Inc.(b)	901,724	29,576,547
Landstar System Inc.(b)	196,977	18,882,215
Werner Enterprises Inc.(b)	150,250	5,448,065

		53,906,827

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 7.2%
Cabot Microelectronics Corp.(b)	213,500	$24,368,890
Cirrus Logic Inc.(a)(b)	424,123	27,835,193
Cypress Semiconductor Corp.(b)	2,710,851	63,217,045
MKS Instruments Inc.(b)	400,118	32,589,611
Monolithic Power Systems Inc.	296,536	49,657,919
Semtech Corp.(a)(b)	247,674	9,287,775
Silicon Laboratories Inc.(a)	318,361	27,191,213
SolarEdge Technologies Inc.(a)(b)	356,813	29,215,848
Synaptics Inc.(a)(b)	149,506	8,651,912
Teradyne Inc.(b)	1,230,060	66,632,350
Universal Display Corp.(b)	311,228	41,013,626

		379,661,382

Software — 6.4%
ACI Worldwide Inc.(a)	848,515	20,491,637
Blackbaud Inc.(b)	361,034	20,055,439
CDK Global Inc.(b)	543,560	17,855,946
Ceridian HCM Holding Inc.(a)(b)	443,688	22,215,458
CommVault Systems Inc.(a)(b)	151,486	6,132,153
Fair Isaac Corp.(a)(b)	212,586	65,410,586
j2 Global Inc.	339,641	25,422,129
LogMeIn Inc.	229,322	19,097,936
Manhattan Associates Inc.(a)(b)	468,817	23,356,463
PTC Inc.(a)(b)	396,475	24,268,235
Teradata Corp.(a)(b)	323,251	6,623,413
Tyler Technologies Inc.(a)	286,164	84,864,796

		335,794,191

Specialty Retail — 1.6%
Aaron’s Inc.(b)	282,001	6,423,983
Five Below Inc.(a)(b)	408,650	28,760,787
Murphy USA Inc.(a)(b)	212,240	17,904,566
RH(a)	119,833	12,039,621
Williams-Sonoma Inc.	393,088	16,714,102

		81,843,059

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(a)(b)	404,262	7,155,437

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s Inc.	204,146	13,418,517
Columbia Sportswear Co.(b)	131,852	9,199,314
Deckers Outdoor Corp.(a)(b)	205,346	27,516,364
Skechers U.S.A. Inc., Class A(a)(b)	982,577	23,326,378

		73,460,573

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp. Inc.	1,715,223	16,105,944
Washington Federal Inc.	361,622	9,387,707

		25,493,651

Trading Companies & Distributors — 0.4%
Watsco Inc.	122,216	19,313,794

Water Utilities — 0.7%
Essential Utilities Inc.	871,378	35,465,085

Total Common Stocks — 99.7% (Cost: $5,804,895,668)		5,244,415,275

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	404,184,630	404,103,793

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	10,785,000	$10,785,000

		414,888,793

Total Short-Term Investments — 7.9% (Cost: $414,906,415)		414,888,793

Total Investments in Securities — 107.6% (Cost: $6,219,802,083)		5,659,304,068

Other Assets, Less Liabilities — (7.6)%		(399,207,584)

Net Assets — 100.0%		$5,260,096,484

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	13

Schedule of Investments March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Curtiss-Wright Corp.	76,875	$7,104,019

Air Freight & Logistics — 0.8%
XPO Logistics Inc.(a)(b)	616,951	30,076,361

Airlines — 0.5%
JetBlue Airways Corp.(a)(b)	1,929,678	17,270,618

Auto Components — 1.6%
Adient PLC(a)	580,600	5,266,042
Dana Inc.	959,988	7,497,506
Delphi Technologies PLC(a)	574,100	4,621,505
Goodyear Tire & Rubber Co. (The)	1,557,539	9,064,877
Lear Corp.	367,815	29,884,969
Visteon Corp.(a)(b)	54,520	2,615,870

		58,950,769

Automobiles — 0.4%
Thor Industries Inc.	369,024	15,565,432

Banks — 12.3%
Associated Banc-Corp.	1,065,755	13,631,006
BancorpSouth Bank	642,167	12,149,800
Bank of Hawaii Corp.	112,815	6,231,901
Bank OZK	808,520	13,502,284
Cathay General Bancorp	506,780	11,630,601
CIT Group Inc.	334,852	5,779,546
Commerce Bancshares Inc.(b)	312,038	15,711,113
Cullen/Frost Bankers Inc.	380,564	21,231,666
East West Bancorp. Inc.	973,378	25,054,750
First Financial Bankshares Inc.(b)	326,187	8,754,859
First Horizon National Corp.	2,079,986	16,764,687
FNB Corp.	2,172,459	16,011,023
Fulton Financial Corp.	1,098,020	12,616,250
Hancock Whitney Corp.	583,560	11,391,091
Home BancShares Inc./AR	1,038,136	12,447,251
International Bancshares Corp.	384,221	10,327,860
PacWest Bancorp	801,006	14,354,028
Pinnacle Financial Partners Inc.	481,094	18,060,269
Prosperity Bancshares Inc.	631,018	30,446,618
Signature Bank/New York NY	360,872	29,010,500
Sterling Bancorp./DE	1,351,012	14,118,075
Synovus Financial Corp.	979,567	17,201,197
TCF Financial Corp.	1,025,397	23,235,496
Texas Capital Bancshares Inc.(a)(b)	335,631	7,440,939
Trustmark Corp.	429,546	10,008,422
UMB Financial Corp.(b)	288,959	13,401,918
Umpqua Holdings Corp.	1,472,282	16,047,874
United Bankshares Inc./WV	678,856	15,667,996
Valley National Bancorp	2,618,114	19,138,413
Webster Financial Corp.	615,632	14,097,973
Wintrust Financial Corp.	381,776	12,545,159

		468,010,565

Biotechnology — 0.7%
United Therapeutics Corp.(a)	293,303	27,812,457

Building Products — 0.8%
Lennox International Inc.	79,713	14,491,026
Owens Corning(b)	341,993	13,272,749

Security	Shares	Value

Building Products (continued)
Resideo Technologies Inc.(a)(b)	819,193	$3,964,894

		31,728,669

Capital Markets — 2.8%
Affiliated Managers Group Inc.	329,336	19,476,931
Eaton Vance Corp., NVS	218,859	7,058,203
Evercore Inc., Class A	78,733	3,626,442
Federated Hermes Inc.	187,153	3,565,265
Interactive Brokers Group Inc., Class A(b)	513,006	22,146,469
Janus Henderson Group PLC	1,040,482	15,940,184
Legg Mason Inc.	545,394	26,642,497
Stifel Financial Corp.	233,525	9,639,912

		108,095,903

Chemicals — 3.0%
Ashland Global Holdings Inc.	402,576	20,156,980
Cabot Corp.	209,024	5,459,707
Chemours Co. (The)	1,094,168	9,705,270
Minerals Technologies Inc.(b)	232,480	8,429,725
NewMarket Corp.	17,237	6,599,530
Olin Corp.	1,068,285	12,466,886
PolyOne Corp.	604,036	11,458,563
RPM International Inc.	346,716	20,629,602
Sensient Technologies Corp.	283,178	12,321,075
Valvoline Inc.	578,029	7,566,400

		114,793,738

Commercial Services & Supplies — 1.5%
Deluxe Corp.	155,492	4,031,908
Healthcare Services Group Inc.(b)	496,157	11,863,114
HNI Corp.	285,627	7,194,944
KAR Auction Services Inc.	862,126	10,345,512
MSA Safety Inc.(b)	85,582	8,660,898
Stericycle Inc.(a)(b)	341,288	16,579,771

		58,676,147

Communications Equipment — 1.1%
Ciena Corp.(a)	393,055	15,647,519
InterDigital Inc.	207,658	9,267,776
NetScout Systems Inc.(a)	440,913	10,436,411
ViaSat Inc.(a)(b)	188,480	6,770,202

		42,121,908

Construction & Engineering — 1.7%
AECOM(a)(b)	1,049,991	31,342,231
Dycom Industries Inc.(a)(b)	210,262	5,393,220
EMCOR Group Inc.	202,893	12,441,399
Fluor Corp.	934,954	6,460,532
Valmont Industries Inc.(b)	77,526	8,216,206

		63,853,588

Consumer Finance — 0.7%
FirstCash Inc.	99,625	7,147,098
Navient Corp.	1,134,780	8,601,632
SLM Corp.(b)	1,412,983	10,159,348

		25,908,078

Containers & Packaging — 1.8%
AptarGroup Inc.	170,967	17,018,055
Greif Inc., Class A, NVS	175,014	5,441,185
O-I Glass Inc.	1,038,049	7,380,529
Silgan Holdings Inc.(b)	206,871	6,003,397
Sonoco Products Co.	669,075	31,011,626

		66,854,792

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 1.8%
Adtalem Global Education Inc.(a)	360,141	$9,648,177
Graham Holdings Co., Class B	29,128	9,937,600
Grand Canyon Education Inc.(a)(b)	322,353	24,590,699
Service Corp. International(b)	598,655	23,413,397
WW International Inc.(a)	149,565	2,529,144

		70,119,017

Diversified Financial Services — 0.6%
Jefferies Financial Group Inc.	1,598,850	21,856,280

Electric Utilities — 2.8%
ALLETE Inc.	345,353	20,956,020
Hawaiian Electric Industries Inc.	378,920	16,312,506
IDACORP Inc.	185,328	16,269,945
OGE Energy Corp.	1,338,013	41,117,140
PNM Resources Inc.	266,657	10,132,966

		104,788,577

Electrical Equipment — 1.9%
Acuity Brands Inc.(b)	264,842	22,686,366
EnerSys(b)	282,812	14,004,850
nVent Electric PLC	1,040,193	17,548,056
Regal Beloit Corp.	273,713	17,230,233

		71,469,505

Electronic Equipment, Instruments & Components — 4.1%
Arrow Electronics Inc.(a)	544,425	28,239,325
Avnet Inc.	674,881	16,939,513
Belden Inc.(b)	258,735	9,335,159
II-VI Inc.(a)(b)	583,060	16,617,210
Littelfuse Inc.(b)	60,105	8,019,209
National Instruments Corp.	418,242	13,835,445
SYNNEX Corp.	273,109	19,964,268
Tech Data Corp.(a)	236,778	30,982,401
Vishay Intertechnology Inc.(b)	885,292	12,757,058

		156,689,588

Energy Equipment & Services — 0.3%
Apergy Corp.(a)	522,233	3,002,840
Core Laboratories NV(b)	179,656	1,857,643
Patterson-UTI Energy Inc.	1,296,982	3,047,907
Transocean Ltd.(a)(b)	3,836,224	4,450,020

		12,358,410

Entertainment — 0.3%
Cinemark Holdings Inc.	711,047	7,245,569
World Wrestling Entertainment Inc., Class A(b)	136,113	4,618,314

		11,863,883

Equity Real Estate Investment Trusts (REITs) — 11.0%
American Campus Communities Inc.	477,880	13,261,170
Brixmor Property Group Inc.	877,676	8,337,922
Camden Property Trust	291,254	23,078,967
CoreCivic Inc.	794,355	8,872,945
Corporate Office Properties Trust	404,495	8,951,474
CyrusOne Inc.(b)	264,961	16,361,342
Diversified Healthcare Trust	1,586,777	5,760,001
Douglas Emmett Inc.	408,098	12,451,070
EPR Properties	293,059	7,097,889
First Industrial Realty Trust Inc.	287,895	9,566,751
GEO Group Inc. (The)	812,254	9,877,009
Healthcare Realty Trust Inc.	483,071	13,492,173
Highwoods Properties Inc.	347,101	12,294,318
JBG SMITH Properties	788,946	25,112,151
Kilroy Realty Corp.	260,870	16,617,419

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	224,508	$11,512,770
Life Storage Inc.	121,795	11,515,717
Macerich Co. (The)	734,938	4,137,701
Mack-Cali Realty Corp.	606,455	9,236,310
Medical Properties Trust Inc.(b)	3,458,663	59,800,283
National Retail Properties Inc.	516,285	16,619,214
Omega Healthcare Investors Inc.	803,285	21,319,184
Park Hotels & Resorts Inc.	1,600,655	12,661,181
Pebblebrook Hotel Trust	874,912	9,527,792
PotlatchDeltic Corp.(b)	242,113	7,599,927
Rayonier Inc.	502,020	11,822,571
Sabra Health Care REIT Inc.	1,372,670	14,989,556
Service Properties Trust	1,097,634	5,927,224
Spirit Realty Capital Inc.	387,200	10,125,280
Taubman Centers Inc.	233,565	9,781,702
Urban Edge Properties	417,052	3,674,228
Weingarten Realty Investors	451,777	6,519,142

		417,902,383

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings Inc.(a)(b)	816,582	20,798,344
Sprouts Farmers Market Inc.(a)	790,116	14,688,256

		35,486,600

Food Products — 3.8%
Darling Ingredients Inc.(a)(b)	1,094,274	20,977,233
Flowers Foods Inc.	1,286,555	26,400,109
Hain Celestial Group Inc. (The)(a)(b)	537,381	13,955,784
Ingredion Inc.	446,262	33,692,781
Lancaster Colony Corp.(b)	67,316	9,736,586
Pilgrim’s Pride Corp.(a)	126,312	2,288,773
Post Holdings Inc.(a)(b)	239,897	19,904,254
Tootsie Roll Industries Inc.	62,689	2,254,313
TreeHouse Foods Inc.(a)(b)	375,959	16,598,590

		145,808,423

Gas Utilities — 3.8%
National Fuel Gas Co.	577,016	21,516,927
New Jersey Resources Corp.	638,357	21,684,987
ONE Gas Inc.	176,386	14,749,397
Southwest Gas Holdings Inc.	365,132	25,398,582
Spire Inc.(b)	340,739	25,378,241
UGI Corp.	1,397,069	37,259,830

		145,987,964

Health Care Equipment & Supplies — 1.5%
Avanos Medical Inc.(a)(b)	319,676	8,608,875
Cantel Medical Corp.(b)	110,671	3,973,089
Haemonetics Corp.(a)(b)	122,074	12,165,895
Hill-Rom Holdings Inc.(b)	200,816	20,202,089
LivaNova PLC(a)	158,183	7,157,781
NuVasive Inc.(a)(b)	121,570	6,158,736

		58,266,465

Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.(a)(b)	592,936	10,880,376
Encompass Health Corp.	349,307	22,366,127
MEDNAX Inc.(a)(b)	344,936	4,015,055
Molina Healthcare Inc.(a)	419,095	58,551,762
Patterson Companies Inc.	576,876	8,820,434
Tenet Healthcare Corp.(a)(b)	695,092	10,009,325

		114,643,079

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	1,082,977	$7,624,158

Hotels, Restaurants & Leisure — 1.7%
Brinker International Inc.(b)	250,883	3,013,105
Cheesecake Factory Inc. (The)	273,673	4,674,335
Cracker Barrel Old Country Store Inc.	160,941	13,393,510
Jack in the Box Inc.	81,021	2,839,786
Papa John’s International Inc.	52,709	2,813,079
Penn National Gaming Inc.(a)(b)	729,713	9,230,869
Six Flags Entertainment Corp.	262,148	3,287,336
Texas Roadhouse Inc.	213,242	8,806,895
Wendy’s Co. (The)	515,558	7,671,503
Wyndham Destinations Inc.(b)	344,842	7,483,071

		63,213,489

Household Durables — 1.1%
Helen of Troy Ltd.(a)(b)	69,082	9,949,880
KB Home	309,922	5,609,588
Taylor Morrison Home Corp.(a)(b)	885,490	9,740,390
Toll Brothers Inc.	402,567	7,749,415
TRI Pointe Group Inc.(a)(b)	928,711	8,144,796

		41,194,069

Insurance — 7.6%
Alleghany Corp.	48,107	26,571,901
American Financial Group Inc./OH	500,285	35,059,973
Brighthouse Financial Inc.(a)(b)	730,346	17,652,463
CNO Financial Group Inc.	1,010,883	12,524,840
First American Financial Corp.	754,223	31,986,597
Genworth Financial Inc., Class A(a)(b)	3,366,463	11,176,657
Hanover Insurance Group Inc. (The)	263,307	23,850,348
Kemper Corp.	418,757	31,142,958
Mercury General Corp.	180,911	7,366,696
Old Republic International Corp.	1,907,375	29,087,469
Reinsurance Group of America Inc.	418,503	35,212,842
RLI Corp.(b)	98,477	8,659,083
Selective Insurance Group Inc.	397,055	19,733,634

		290,025,461

Interactive Media & Services — 0.3%
TripAdvisor Inc.	702,798	12,221,657

Internet & Direct Marketing Retail — 0.3%
Grubhub Inc.(a)(b)	269,412	10,973,151

IT Services — 1.0%
LiveRamp Holdings Inc.(a)(b)	270,923	8,918,785
MAXIMUS Inc.	192,728	11,216,770
Sabre Corp.	955,003	5,663,168
Science Applications International Corp.	180,548	13,474,297

		39,273,020

Leisure Products — 0.8%
Brunswick Corp./DE	278,539	9,851,925
Mattel Inc.(a)	2,317,514	20,417,298

		30,269,223

Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories Inc., Class A(a)(b)	40,474	14,188,565

Machinery — 2.4%
AGCO Corp.	196,508	9,285,002
Colfax Corp.(a)(b)	306,606	6,070,799
Crane Co.	340,834	16,762,216
Donaldson Co. Inc.	304,924	11,779,214

Security	Shares	Value

Machinery (continued)
ITT Inc.	193,037	$8,756,158
Kennametal Inc.	554,687	10,328,272
Oshkosh Corp.	186,747	12,013,435
Terex Corp.	437,529	6,282,916
Trinity Industries Inc.	656,894	10,556,287

		91,834,299

Marine — 0.2%
Kirby Corp.(a)(b)	191,917	8,342,632

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	293,962	7,146,216
John Wiley & Sons Inc., Class A	292,840	10,978,572
Meredith Corp.	267,293	3,266,321
New York Times Co. (The), Class A	327,202	10,048,373
TEGNA Inc.(b)	1,449,827	15,745,121

		47,184,603

Metals & Mining — 1.4%
Allegheny Technologies Inc.(a)(b)	431,619	3,668,762
Carpenter Technology Corp.	144,003	2,808,059
Commercial Metals Co.	794,065	12,538,286
Compass Minerals International Inc.	63,664	2,449,154
Steel Dynamics Inc.	734,800	16,562,392
U.S. Steel Corp.(b)	1,134,145	7,156,455
Worthington Industries Inc.	246,181	6,462,251

		51,645,359

Multi-Utilities — 1.3%
Black Hills Corp.	217,863	13,949,768
MDU Resources Group Inc.	776,959	16,704,618
NorthWestern Corp.	337,195	20,174,377

		50,828,763

Multiline Retail — 0.3%
Dillard’s Inc., Class A(b)	66,132	2,443,577
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	160,497	7,437,431

		9,881,008

Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp.	1,981,081	4,160,270
Cimarex Energy Co.	312,372	5,257,221
CNX Resources Corp.(a)(b)	1,244,525	6,620,873
EQT Corp.(b)	1,710,764	12,095,102
Equitrans Midstream Corp.	1,379,454	6,938,654
Murphy Oil Corp.	547,779	3,357,885
PBF Energy Inc., Class A	679,450	4,810,506
World Fuel Services Corp.(b)	437,685	11,020,908

		54,261,419

Paper & Forest Products — 0.3%
Domtar Corp.	382,015	8,266,804
Louisiana-Pacific Corp.	220,766	3,792,760

		12,059,564

Personal Products — 0.4%
Edgewell Personal Care Co.(a)	361,556	8,706,269
Nu Skin Enterprises Inc., Class A	370,492	8,095,250

		16,801,519

Pharmaceuticals — 0.7%
Nektar Therapeutics(a)(b)	800,144	14,282,570
Prestige Consumer Healthcare Inc.(a)(b)	336,172	12,330,789

		26,613,359

Professional Services — 1.0%
ASGN Inc.(a)	137,248	4,847,599

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
CoreLogic Inc.	292,852	$8,943,700
Insperity Inc.	111,027	4,141,307
ManpowerGroup Inc.	394,110	20,883,889

		38,816,495

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(b)	179,125	18,088,043

Road & Rail — 0.8%
Avis Budget Group Inc.(a)(b)	379,160	5,270,324
Landstar System Inc.(b)	84,236	8,074,863
Ryder System Inc.	356,871	9,435,669
Werner Enterprises Inc.(b)	159,524	5,784,340

		28,565,196

Semiconductors & Semiconductor Equipment — 1.5%
Cree Inc.(a)(b)	719,959	25,529,746
First Solar Inc.(a)(b)	507,284	18,292,661
Semtech Corp.(a)(b)	216,510	8,119,125
Synaptics Inc.(a)(b)	87,025	5,036,137

		56,977,669

Software — 1.8%
CDK Global Inc.	316,892	10,409,902
Ceridian HCM Holding Inc.(a)(b)	269,639	13,500,825
CommVault Systems Inc.(a)(b)	143,058	5,790,988
LogMeIn Inc.	117,686	9,800,890
PTC Inc.(a)	333,487	20,412,739
Teradata Corp.(a)	459,620	9,417,614

		69,332,958

Specialty Retail — 1.9%
Aaron’s Inc.(b)	192,587	4,387,132
American Eagle Outfitters Inc.	1,059,361	8,421,920
AutoNation Inc.(a)(b)	393,974	11,054,911
Bed Bath & Beyond Inc.	844,194	3,554,057
Dick’s Sporting Goods Inc.	424,185	9,018,173
Foot Locker Inc.	715,622	15,779,465
Sally Beauty Holdings Inc.(a)(b)	775,886	6,269,159
Urban Outfitters Inc.(a)(b)	470,510	6,700,062
Williams-Sonoma Inc.	160,481	6,823,652

		72,008,531

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	485,117	8,586,571

Textiles, Apparel & Luxury Goods — 0.3%
Carter’s Inc.	108,949	7,161,218
Columbia Sportswear Co.	74,015	5,164,026

		12,325,244

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp. Inc.	1,562,471	14,671,603
Washington Federal Inc.	193,058	5,011,785

		19,683,388

Trading Companies & Distributors — 1.4%
GATX Corp.	234,753	14,686,148
MSC Industrial Direct Co. Inc., Class A	301,211	16,557,568
NOW Inc.(a)	724,180	3,736,769
Watsco Inc.	106,965	16,903,679

		51,884,164

Water Utilities — 0.7%
Essential Utilities Inc.	649,233	26,423,783

Security	Shares	Value

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	654,609	$10,971,247

Total Common Stocks — 99.6% (Cost: $5,547,896,053)		3,796,161,825

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	232,389,984	232,343,506
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	5,268,000	5,268,000

		237,611,506

Total Short-Term Investments — 6.2% (Cost: $237,633,806)		237,611,506

Total Investments in Securities — 105.8% (Cost: $5,785,529,859)		4,033,773,331

Other Assets, Less Liabilities — (5.8)%		(222,741,573)

Net Assets — 100.0%		$3,811,031,758

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	17

Schedule of Investments March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings Inc.(a)(b)	881,214	$36,861,182
Aerovironment Inc.(a)(b)	154,636	9,426,611
Cubic Corp.(b)	194,763	8,045,659
Moog Inc., Class A	191,464	9,674,676
Triumph Group Inc.	609,828	4,122,437

		68,130,565

Air Freight & Logistics — 0.5%
Forward Air Corp.(b)	342,947	17,370,266

Airlines — 0.4%
Allegiant Travel Co.	160,166	13,101,579

Auto Components — 1.6%
Dorman Products Inc.(a)(b)	192,276	10,627,095
Fox Factory Holding Corp.(a)(b)	468,917	19,694,514
Gentherm Inc.(a)(b)	191,633	6,017,276
LCI Industries	304,582	20,355,215

		56,694,100

Automobiles — 0.3%
Winnebago Industries Inc.	411,216	11,435,917

Banks — 5.5%
Ameris Bancorp	357,059	8,483,722
Brookline Bancorp. Inc.	427,364	4,820,666
Central Pacific Financial Corp.	183,089	2,911,115
City Holding Co.	119,070	7,921,727
Community Bank System Inc.(b)	358,898	21,103,202
CVB Financial Corp.	778,639	15,611,712
First Bancorp./Puerto Rico	1,244,052	6,618,357
First Commonwealth Financial Corp.	675,607	6,175,048
Glacier Bancorp. Inc.	615,304	20,923,413
Independent Bank Corp.(b)	272,071	17,513,210
National Bank Holdings Corp., Class A	275,442	6,583,064
NBT Bancorp. Inc.	271,898	8,806,776
Preferred Bank/Los Angeles CA	166,310	5,624,604
Seacoast Banking Corp. of Florida(a)(b)	360,109	6,593,596
ServisFirst Bancshares Inc.	559,949	16,417,705
Tompkins Financial Corp.	83,448	5,991,566
Triumph Bancorp. Inc.(a)(b)	199,898	5,197,348
United Community Banks Inc./GA(b)	673,101	12,324,479
Veritex Holdings Inc.	287,909	4,022,089
Westamerica Bancorp	177,873	10,455,375

		194,098,774

Beverages — 0.5%
Coca-Cola Consolidated Inc.(b)	56,438	11,769,016
MGP Ingredients Inc.(b)	71,235	1,915,509
National Beverage Corp.(a)(b)	66,904	2,853,456

		16,537,981

Biotechnology — 2.8%
Anika Therapeutics Inc.(a)(b)	173,909	5,027,709
Cytokinetics Inc.(a)(b)	393,685	4,641,546
Eagle Pharmaceuticals Inc./DE(a)(b)	122,717	5,644,982
Emergent BioSolutions Inc.(a)(b)	325,810	18,851,367
Enanta Pharmaceuticals Inc.(a)(b)	194,037	9,979,323
Momenta Pharmaceuticals Inc.(a)	843,025	22,930,280
Progenics Pharmaceuticals Inc.(a)(b)	508,302	1,931,548
REGENXBIO Inc.(a)(b)	381,088	12,339,629
Spectrum Pharmaceuticals Inc.(a)(b)	553,031	1,288,562

Security	Shares	Value

Biotechnology (continued)
Vanda Pharmaceuticals Inc.(a)	368,012	$3,812,604
Xencor Inc.(a)(b)	341,759	10,211,759

		96,659,309

Building Products — 3.4%
AAON Inc.(b)	494,624	23,900,231
American Woodmark Corp.(a)(b)	188,677	8,598,011
Apogee Enterprises Inc.	163,083	3,395,388
Gibraltar Industries Inc.(a)	278,538	11,954,851
Griffon Corp.(b)	519,789	6,575,331
Patrick Industries Inc.(b)	272,348	7,669,320
Simpson Manufacturing Co. Inc.	490,990	30,431,560
Universal Forest Products Inc.	747,246	27,790,079

		120,314,771

Capital Markets — 0.5%
Blucora Inc.(a)(b)	335,788	4,046,245
Greenhill & Co. Inc.(b)	83,306	819,731
Piper Sandler Cos	99,111	5,012,043
Virtus Investment Partners Inc.	89,433	6,806,746

		16,684,765

Chemicals — 2.5%
American Vanguard Corp.(b)	172,490	2,494,205
Balchem Corp.(b)	391,562	38,655,001
HB Fuller Co.	352,939	9,857,586
Innospec Inc.	298,075	20,713,232
Koppers Holdings Inc.(a)(b)	252,140	3,118,972
Stepan Co.	133,938	11,848,155
Tredegar Corp.	175,459	2,742,424

		89,429,575

Commercial Services & Supplies — 2.0%
Brady Corp., Class A, NVS	411,386	18,565,850
Harsco Corp.(a)(b)	454,586	3,168,464
Interface Inc.	462,533	3,496,750
Mobile Mini Inc.	279,754	7,337,947
RR Donnelley & Sons Co.	877,604	841,183
U.S. Ecology Inc.	148,369	4,510,418
UniFirst Corp./MA	186,252	28,140,815
Viad Corp.	147,962	3,141,233

		69,202,660

Communications Equipment — 1.4%
Comtech Telecommunications Corp.	296,460	3,939,953
Digi International Inc.(a)(b)	347,799	3,318,002
Extreme Networks Inc.(a)(b)	1,484,930	4,588,434
Harmonic Inc.(a)(b)	1,167,445	6,724,483
Viavi Solutions Inc.(a)	2,796,998	31,354,348

		49,925,220

Construction & Engineering — 0.4%
Comfort Systems USA Inc.	309,005	11,294,133
MYR Group Inc.(a)(b)	94,233	2,467,962

		13,762,095

Consumer Finance — 0.4%
Enova International Inc.(a)(b)	410,716	5,951,275
PRA Group Inc.(a)(b)	260,608	7,224,054

		13,175,329

Diversified Consumer Services — 0.7%
Perdoceo Education Corp.(a)	378,618	4,085,288
Strategic Education Inc.(b)	141,619	19,792,672

		23,877,960

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.8%
Cogent Communications Holdings Inc.	507,333	$41,586,086
Iridium Communications Inc.(a)(b)	566,370	12,647,042
Vonage Holdings Corp.(a)(b)	1,250,339	9,039,951

		63,273,079

Electric Utilities — 0.6%
El Paso Electric Co.	287,382	19,530,481

Electrical Equipment — 0.6%
Encore Wire Corp.	150,811	6,332,554
Sunrun Inc.(a)(b)	609,097	6,151,879
Vicor Corp.(a)(b)	223,461	9,952,953

		22,437,386

Electronic Equipment, Instruments & Components — 5.2%
Arlo Technologies Inc.(a)(b)	467,504	1,136,035
Badger Meter Inc.	222,848	11,944,653
Benchmark Electronics Inc.	233,828	4,674,222
CTS Corp.(b)	213,685	5,318,620
ePlus Inc.(a)	75,466	4,725,681
Fabrinet(a)(b)	450,401	24,573,879
FARO Technologies Inc.(a)(b)	107,651	4,790,469
Insight Enterprises Inc.(a)(b)	222,805	9,386,775
Itron Inc.(a)(b)	428,639	23,930,915
KEMET Corp.	706,065	17,058,530
Knowles Corp.(a)	752,567	10,069,346
Methode Electronics Inc.	311,726	8,238,918
OSI Systems Inc.(a)(b)	207,331	14,289,253
PC Connection Inc.(b)	56,658	2,334,876
Plexus Corp.(a)(b)	354,829	19,359,470
Rogers Corp.(a)(b)	225,952	21,334,388

		183,166,030

Energy Equipment & Services — 0.3%
DMC Global Inc.	179,496	4,130,203
Geospace Technologies Corp.(a)(b)	162,302	1,038,733
Helix Energy Solutions Group Inc.(a)(b)	1,723,136	2,825,943
Newpark Resources Inc.(a)(b)	560,849	503,082
SEACOR Holdings Inc.(a)(b)	116,288	3,135,124

		11,633,085

Entertainment — 0.3%
Glu Mobile Inc.(a)(b)	1,405,605	8,841,255

Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	582,680	7,219,405
Agree Realty Corp.	554,669	34,334,011
Alexander & Baldwin Inc.	355,418	3,987,790
American Assets Trust Inc.	350,539	8,763,475
Armada Hoffler Properties Inc.	297,898	3,187,509
CareTrust REIT Inc.	567,880	8,398,945
Community Healthcare Trust Inc.	248,618	9,517,097
Easterly Government Properties Inc.	506,381	12,477,228
Essential Properties Realty Trust Inc.	1,068,573	13,955,563
Four Corners Property Trust Inc.	495,474	9,270,319
Getty Realty Corp.	221,708	5,263,348
Independence Realty Trust Inc.	631,692	5,647,326
Innovative Industrial Properties Inc.	207,832	15,780,684
Investors Real Estate Trust	110,901	6,099,555
Lexington Realty Trust	1,481,699	14,713,271
LTC Properties Inc.	255,775	7,903,448
National Storage Affiliates Trust(b)	410,727	12,157,519
NexPoint Residential Trust Inc.	206,175	5,197,672
Retail Opportunity Investments Corp.	780,190	6,467,775

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safehold Inc.(b)	160,901	$10,173,770
Saul Centers Inc.	81,480	2,667,655
Universal Health Realty Income Trust	153,793	15,503,872
Urstadt Biddle Properties Inc., Class A	226,155	3,188,786
Washington REIT	469,617	11,209,758

		233,085,781

Food & Staples Retailing — 0.2%
PriceSmart Inc.	119,271	6,267,691

Food Products — 1.1%
Calavo Growers Inc.(b)	111,804	6,449,973
J&J Snack Foods Corp.	181,728	21,989,088
John B Sanfilippo & Son Inc.	107,140	9,578,316

		38,017,377

Gas Utilities — 0.9%
Northwest Natural Holding Co.	185,788	11,472,409
South Jersey Industries Inc.	742,003	18,550,075

		30,022,484

Health Care Equipment & Supplies — 3.7%
Cardiovascular Systems Inc.(a)(b)	428,585	15,090,478
CONMED Corp.(b)	345,008	19,758,608
CryoLife Inc.(a)(b)	251,542	4,256,091
Cutera Inc.(a)(b)	174,771	2,282,509
Glaukos Corp.(a)(b)	474,219	14,634,398
Heska Corp.(a)(b)	43,785	2,421,311
Inogen Inc.(a)(b)	137,801	7,118,800
Lantheus Holdings Inc.(a)(b)	259,873	3,315,979
LeMaitre Vascular Inc.(b)	199,509	4,971,764
Mesa Laboratories Inc.(b)	29,895	6,758,961
Natus Medical Inc.(a)	219,716	5,082,031
Neogen Corp.(a)(b)	408,376	27,357,108
Orthofix Medical Inc.(a)(b)	102,943	2,883,433
Surmodics Inc.(a)(b)	91,402	3,045,515
Tactile Systems Technology Inc.(a)(b)	124,621	5,004,779
Varex Imaging Corp.(a)(b)	280,481	6,369,724

		130,351,489

Health Care Providers & Services — 4.5%
Addus HomeCare Corp.(a)	164,529	11,122,160
AMN Healthcare Services Inc.(a)(b)	307,034	17,749,636
BioTelemetry Inc.(a)(b)	413,683	15,930,932
Community Health Systems Inc.(a)(b)	1,432,715	4,785,268
CorVel Corp.(a)	109,022	5,942,789
Ensign Group Inc. (The)	372,237	13,999,834
Hanger Inc.(a)(b)	455,761	7,100,756
LHC Group Inc.(a)	360,537	50,547,287
Pennant Group Inc. (The)(a)(b)	319,278	4,520,977
RadNet Inc.(a)(b)	509,270	5,352,428
Select Medical Holdings Corp.(a)(b)	678,260	10,173,900
U.S. Physical Therapy Inc.(b)	155,801	10,750,269

		157,976,236

Health Care Technology — 1.4%
HealthStream Inc.(a)	204,690	4,902,326
HMS Holdings Corp.(a)	589,774	14,903,589
NextGen Healthcare Inc.(a)	314,428	3,282,628
Omnicell Inc.(a)(b)	321,571	21,088,626
Tabula Rasa HealthCare Inc.(a)(b)	92,786	4,851,780

		49,028,949

Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands Inc.	720,682	5,145,669

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings Inc.(a)(b)	204,435	$2,058,660
Dave & Buster’s Entertainment Inc.(b)	212,408	2,778,297
Dine Brands Global Inc.	205,206	5,885,308
El Pollo Loco Holdings Inc.(a)(b)	128,692	1,087,447
Monarch Casino & Resort Inc.(a)(b)	89,550	2,513,669
Ruth’s Hospitality Group Inc.	217,060	1,449,961
Shake Shack Inc., Class A(a)(b)	377,081	14,231,037
Wingstop Inc.	358,500	28,572,450

		63,722,498

Household Durables — 3.2%
Cavco Industries Inc.(a)(b)	104,255	15,110,720
Century Communities Inc.(a)(b)	165,466	2,400,912
Installed Building Products Inc.(a)(b)	258,856	10,320,589
iRobot Corp.(a)(b)	150,764	6,166,248
La-Z-Boy Inc.	270,994	5,568,927
LGI Homes Inc.(a)(b)	268,415	12,118,937
M/I Homes Inc.(a)	183,133	3,027,188
MDC Holdings Inc.	610,997	14,175,130
Meritage Homes Corp.(a)(b)	248,854	9,085,659
TopBuild Corp.(a)(b)	413,222	29,603,224
Universal Electronics Inc.(a)(b)	169,853	6,517,260

		114,094,794

Household Products — 1.0%
WD-40 Co.	166,813	33,504,391

Industrial Conglomerates — 0.3%
Raven Industries Inc.	433,910	9,211,909

Insurance — 2.6%
AMERISAFE Inc.	112,769	7,270,217
eHealth Inc.(a)(b)	303,058	42,676,628
James River Group Holdings Ltd.	240,596	8,719,199
Kinsale Capital Group Inc.(b)	250,828	26,219,051
Safety Insurance Group Inc.	85,643	7,230,838

		92,115,933

Interactive Media & Services — 0.1%
QuinStreet Inc.(a)(b)	559,434	4,503,444

Internet & Direct Marketing Retail — 0.7%
Liquidity Services Inc.(a)(b)	162,656	631,105
PetMed Express Inc.	128,676	3,703,295
Shutterstock Inc.	233,434	7,507,238
Stamps.com Inc.(a)(b)	110,410	14,362,133

		26,203,771

IT Services — 4.0%
Cardtronics PLC, Class A(a)(b)	290,755	6,082,594
CSG Systems International Inc.(b)	401,368	16,797,251
EVERTEC Inc.	725,408	16,488,524
ExlService Holdings Inc.(a)	414,888	21,586,623
ManTech International Corp./VA, Class A	327,597	23,806,474
NIC Inc.	815,564	18,757,972
Perficient Inc.(a)(b)	396,399	10,738,449
Sykes Enterprises Inc.(a)(b)	248,800	6,747,456
TTEC Holdings Inc.	215,256	7,904,200
Virtusa Corp.(a)(b)	363,726	10,329,818

		139,239,361

Leisure Products — 0.3%
Callaway Golf Co.(b)	1,148,349	11,736,127

Security	Shares	Value

Life Sciences Tools & Services — 1.7%
Medpace Holdings Inc.(a)(b)	333,308	$24,458,141
NeoGenomics Inc.(a)(b)	1,270,854	35,088,279

		59,546,420

Machinery — 7.6%
Alamo Group Inc.(b)	118,217	10,495,305
Albany International Corp., Class A	373,127	17,660,101
Barnes Group Inc.(b)	360,529	15,080,928
Chart Industries Inc.(a)(b)	256,713	7,439,543
CIRCOR International Inc.(a)(b)	242,262	2,817,507
Enerpac Tool Group Corp.	313,663	5,191,123
ESCO Technologies Inc.	316,233	24,005,247
Federal Signal Corp.(b)	736,140	20,081,899
Franklin Electric Co. Inc.	468,386	22,075,032
John Bean Technologies Corp.(b)	385,451	28,627,446
Lindsay Corp.(b)	59,104	5,412,744
Meritor Inc.(a)(b)	486,385	6,444,601
Mueller Industries Inc.	456,437	10,927,102
Proto Labs Inc.(a)(b)	208,220	15,851,789
SPX Corp.(a)	536,408	17,508,357
SPX FLOW Inc.(a)(b)	516,974	14,692,401
Tennant Co.(b)	222,757	12,908,768
Watts Water Technologies Inc., Class A	335,980	28,440,707

		265,660,600

Media — 0.2%
EW Scripps Co. (The), Class A, NVS(b)	308,109	2,323,142
TechTarget Inc.(a)	278,894	5,748,005

		8,071,147

Metals & Mining — 0.7%
Cleveland-Cliffs Inc.(b)	2,706,016	10,688,763
Haynes International Inc.	68,090	1,403,335
Kaiser Aluminum Corp.	121,252	8,400,339
Materion Corp.	138,889	4,862,504

		25,354,941

Mortgage Real Estate Investment — 0.5%
ARMOUR Residential REIT Inc.	273,154	2,406,487
Granite Point Mortgage Trust Inc.	670,023	3,397,016
PennyMac Mortgage Investment Trust(c)	1,222,743	12,985,531

		18,789,034

Oil, Gas & Consumable Fuels — 0.4%
Callon Petroleum Co.(a)(b)	2,547,875	1,395,981
Dorian LPG Ltd.(a)(b)	96,968	844,591
Par Pacific Holdings Inc.(a)(b)	449,854	3,193,964
PDC Energy Inc.(a)(b)	600,805	3,730,999
Penn Virginia Corp.(a)(b)	165,197	510,459
QEP Resources Inc.	1,362,996	455,922
REX American Resources Corp.(a)	32,924	1,531,295
Ring Energy Inc.(a)(b)	703,580	463,448
Talos Energy Inc.(a)(b)	239,855	1,379,166

		13,505,825

Paper & Forest Products — 0.5%
Mercer International Inc.	258,826	1,873,900
Neenah Inc.	93,681	4,040,462
Schweitzer-Mauduit International Inc.	374,770	10,426,101

		16,340,463

Personal Products — 0.5%
Inter Parfums Inc.	213,630	9,901,750
Medifast Inc.	141,845	8,865,313

		18,767,063

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 1.4%
Akorn Inc.(a)(b)	423,650	$237,752
Amphastar Pharmaceuticals Inc.(a)(b)	214,546	3,183,863
ANI Pharmaceuticals Inc.(a)(b)	112,806	4,595,716
Corcept Therapeutics Inc.(a)(b)	1,254,112	14,911,392
Innoviva Inc.(a)(b)	816,852	9,606,179
Pacira BioSciences Inc.(a)(b)	344,873	11,563,592
Supernus Pharmaceuticals Inc.(a)(b)	356,587	6,415,000

		50,513,494

Professional Services — 1.4%
Exponent Inc.	630,863	45,365,359
Forrester Research Inc.(a)	71,675	2,095,060

		47,460,419

Real Estate Management & Development — 0.4%
Marcus & Millichap Inc.(a)(b)	146,033	3,957,494
RE/MAX Holdings Inc., Class A	154,522	3,387,122
St. Joe Co. (The)(a)(b)	383,784	6,439,896

		13,784,512

Road & Rail — 1.0%
Heartland Express Inc.(b)	266,308	4,945,340
Marten Transport Ltd.	273,595	5,614,169
Saia Inc.(a)(b)	315,702	23,216,725

		33,776,234

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Energy Industries Inc.(a)(b)	466,102	22,601,286
Axcelis Technologies Inc.(a)(b)	206,651	3,783,780
Brooks Automation Inc.(b)	880,017	26,840,519
CEVA Inc.(a)(b)	145,026	3,615,498
Cohu Inc.(b)	228,425	2,827,902
Diodes Inc.(a)	502,787	20,430,750
DSP Group Inc.(a)	133,722	1,791,875
FormFactor Inc.(a)(b)	921,985	18,522,679
Ichor Holdings Ltd.(a)(b)	273,359	5,237,558
Kulicke & Soffa Industries Inc.	386,804	8,072,599
MaxLinear Inc.(a)(b)	353,263	4,122,579
Onto Innovation Inc.(a)(b)	327,191	9,707,757
PDF Solutions Inc.(a)(b)	210,603	2,468,267
Power Integrations Inc.(b)	358,127	31,633,358
Rambus Inc.(a)(b)	721,539	8,009,083
Ultra Clean Holdings Inc.(a)(b)	485,486	6,699,707
Veeco Instruments Inc.(a)(b)	597,883	5,721,740
Xperi Corp.	604,653	8,410,723

		190,497,660

Software — 4.4%
8x8 Inc.(a)(b)	1,219,955	16,908,576
Agilysys Inc.(a)(b)	246,826	4,121,994
Alarm.com Holdings Inc.(a)(b)	443,906	17,272,383
Bottomline Technologies DE Inc.(a)(b)	269,771	9,887,107
Ebix Inc.(b)	185,821	2,820,763
LivePerson Inc.(a)(b)	747,714	17,010,494
MicroStrategy Inc., Class A(a)	56,184	6,635,330
OneSpan Inc.(a)(b)	395,960	7,186,674
Progress Software Corp.	544,536	17,425,152
Qualys Inc.(a)(b)	405,758	35,296,888
SPS Commerce Inc.(a)	424,056	19,722,845

		154,288,206

Specialty Retail — 2.0%
America’s Car-Mart Inc./TX(a)(b)	53,968	3,041,097
Asbury Automotive Group Inc.(a)(b)	120,363	6,647,648

Security	Shares	Value

Specialty Retail (continued)
Boot Barn Holdings Inc.(a)(b)	347,524	$4,493,485
Buckle Inc. (The)	217,586	2,983,104
Hibbett Sports Inc.(a)(b)	111,710	1,221,549
Lithia Motors Inc., Class A	275,634	22,544,105
Monro Inc.(b)	226,080	9,904,565
Rent-A-Center Inc./TX	602,145	8,514,330
Sleep Number Corp.(a)(b)	344,999	6,610,181
Zumiez Inc.(a)(b)	247,646	4,289,229

		70,249,293

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	1,437,494	11,083,079
Diebold Nixdorf Inc.(a)	932,440	3,282,189

		14,365,268

Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)	837,075	14,221,904
Steven Madden Ltd.(b)	941,739	21,876,597

		36,098,501

Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)	429,514	7,787,089
Flagstar Bancorp. Inc.(b)	243,355	4,825,730
Meta Financial Group Inc.(b)	419,455	9,110,563
NMI Holdings Inc., Class A(a)	829,435	9,629,740
Northfield Bancorp. Inc.	249,262	2,789,242
TrustCo Bank Corp. NY	613,601	3,319,581
Walker & Dunlop Inc.	348,020	14,014,765

		51,476,710

Tobacco — 0.2%
Vector Group Ltd.	896,241	8,442,590

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies Inc.	268,705	12,285,193
Foundation Building Materials Inc.(a)(b)	110,894	1,141,099
GMS Inc.(a)	284,665	4,477,780

		17,904,072

Water Utilities — 1.6%
American States Water Co.(b)	448,406	36,652,707
California Water Service Group	392,391	19,745,115

		56,397,822

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.(b)	319,559	15,738,281

Total Common Stocks — 99.7% (Cost: $4,180,911,609)		3,505,392,972

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	368,642,149	368,568,420

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	4,212,000	$4,212,000

		372,780,420

Total Short-Term Investments — 10.6% (Cost: $372,793,849)		372,780,420

Total Investments in Securities — 110.3% (Cost: $4,553,705,458)		3,878,173,392

Other Assets, Less Liabilities — (10.3)%		(363,019,335)

Net Assets — 100.0%		$3,515,154,057

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.	571,663	$10,152,735
Aerovironment Inc.(a)(b)	153,986	9,386,987
Cubic Corp.(b)	265,357	10,961,898
Moog Inc., Class A	285,552	14,428,942
National Presto Industries Inc.	87,463	6,193,255
Park Aerospace Corp.	338,722	4,267,897

		55,391,714

Air Freight & Logistics — 1.1%
Atlas Air Worldwide Holdings Inc.(a)(b)	450,692	11,569,263
Echo Global Logistics Inc.(a)(b)	474,561	8,105,502
Hub Group Inc., Class A(a)(b)	578,702	26,313,580

		45,988,345

Airlines — 0.8%
Hawaiian Holdings Inc.	808,562	8,441,387
SkyWest Inc.	874,563	22,904,805

		31,346,192

Auto Components — 1.7%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,948,692	7,034,778
Cooper Tire & Rubber Co.	870,711	14,192,589
Cooper-Standard Holdings Inc.(a)(b)	294,353	3,023,006
Dorman Products Inc.(a)(b)	232,348	12,841,874
Garrett Motion Inc.(a)(b)	1,286,974	3,680,746
Gentherm Inc.(a)(b)	294,198	9,237,817
Motorcar Parts of America Inc.(a)(b)	330,638	4,159,426
Standard Motor Products Inc.	349,909	14,545,717

		68,715,953

Banks — 13.4%
Allegiance Bancshares Inc.(b)	330,522	7,968,885
Ameris Bancorp	625,016	14,850,380
Banc of California Inc.(b)	775,136	6,201,088
Banner Corp.	552,298	18,247,926
Berkshire Hills Bancorp. Inc.	745,848	11,083,301
Boston Private Financial Holdings Inc.	1,361,312	9,733,381
Brookline Bancorp. Inc.	754,123	8,506,508
Cadence Bancorp	2,061,368	13,501,960
Central Pacific Financial Corp.	212,416	3,377,414
City Holding Co.	87,412	5,815,520
Columbia Banking System Inc.	1,195,914	32,050,495
Community Bank System Inc.(b)	353,683	20,796,560
Customers Bancorp. Inc.(a)	498,052	5,443,708
CVB Financial Corp.	1,200,927	24,078,586
Dime Community Bancshares Inc.	531,387	7,285,316
Eagle Bancorp. Inc.	564,938	17,066,777
First Bancorp./Puerto Rico	1,966,783	10,463,286
First Commonwealth Financial Corp.	736,861	6,734,910
First Financial Bancorp	1,625,095	24,230,167
First Midwest Bancorp. Inc.	1,722,205	22,793,383
Franklin Financial Network Inc.	232,045	4,731,398
Glacier Bancorp. Inc.	609,912	20,740,058
Great Western Bancorp. Inc.	827,766	16,952,648
Hanmi Financial Corp.	508,752	5,519,959
Heritage Financial Corp./WA	566,153	11,323,060
Hope Bancorp Inc.	2,069,001	17,007,188
Independent Bank Corp.	205,795	13,247,024
National Bank Holdings Corp., Class A	148,674	3,553,309
NBT Bancorp. Inc.	366,373	11,866,822
OFG Bancorp	796,215	8,901,684

Security	Shares	Value

Banks (continued)
Old National Bancorp./IN	2,453,264	$32,358,552
Opus Bank	376,513	6,524,970
Pacific Premier Bancorp. Inc.	1,005,881	18,950,798
S&T Bancorp. Inc.	666,187	18,200,229
Seacoast Banking Corp. of Florida(a)	378,969	6,938,922
Simmons First National Corp., Class A(b)	1,977,043	36,377,591
Southside Bancshares Inc.	549,951	16,713,011
Tompkins Financial Corp.	93,830	6,736,994
Triumph Bancorp. Inc.(a)(b)	119,795	3,114,670
United Community Banks Inc./GA	246,561	4,514,532
Veritex Holdings Inc.	408,202	5,702,582
Westamerica Bancorp	209,454	12,311,706

		552,517,258

Beverages — 0.2%
MGP Ingredients Inc.(b)	129,272	3,476,124
National Beverage Corp.(a)(b)	105,229	4,488,017

		7,964,141

Biotechnology — 2.1%
Acorda Therapeutics Inc.(a)(b)	834,628	778,374
AMAG Pharmaceuticals Inc.(a)(b)	544,973	3,367,933
Cytokinetics Inc.(a)(b)	462,480	5,452,639
Emergent BioSolutions Inc.(a)(b)	296,500	17,155,490
Momenta Pharmaceuticals Inc.(a)	767,510	20,876,272
Myriad Genetics Inc.(a)(b)	1,291,995	18,488,448
Progenics Pharmaceuticals Inc.(a)(b)	780,449	2,965,706
Spectrum Pharmaceuticals Inc.(a)(b)	1,137,935	2,651,389
Vanda Pharmaceuticals Inc.(a)(b)	398,325	4,126,647
Xencor Inc.(a)(b)	369,311	11,035,013

		86,897,911

Building Products — 0.7%
Apogee Enterprises Inc.	231,678	4,823,536
Gibraltar Industries Inc.(a)	163,203	7,004,673
Insteel Industries Inc.(b)	317,947	4,212,797
PGT Innovations Inc.(a)(b)	1,010,738	8,480,092
Quanex Building Products Corp.	571,690	5,762,635

		30,283,733

Capital Markets — 1.1%
Blucora Inc.(a)	374,077	4,507,628
Calamos Asset Management Inc.(a)(c)	244,726	2
Donnelley Financial Solutions Inc.(a)(b)	542,729	2,860,182
Greenhill & Co. Inc.(b)	142,273	1,399,966
INTL. FCStone Inc.(a)(b)	281,634	10,212,049
Piper Sandler Cos	159,167	8,049,075
Waddell & Reed Financial Inc., Class A	1,218,373	13,865,085
WisdomTree Investments Inc.	2,048,827	4,773,767

		45,667,754

Chemicals — 3.3%
AdvanSix Inc.(a)	484,597	4,623,055
American Vanguard Corp.(b)	217,375	3,143,242
Ferro Corp.(a)(b)	1,420,108	13,292,211
FutureFuel Corp.	448,469	5,054,246
GCP Applied Technologies Inc.(a)(b)	932,325	16,595,385
Hawkins Inc.	164,137	5,843,277
HB Fuller Co.	379,777	10,607,172
Kraton Corp.(a)	553,213	4,481,025
Livent Corp.(a)(b)	2,537,996	13,324,479
LSB Industries Inc.(a)(b)	379,086	796,081
LyondellBasell(c)	467,526	202,439
Quaker Chemical Corp.(b)	224,874	28,397,089

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Rayonier Advanced Materials Inc.	868,205	$920,297
Stepan Co.	155,941	13,794,541
Tredegar Corp.	180,502	2,821,246
Trinseo SA	677,994	12,278,471

		136,174,256

Commercial Services & Supplies — 2.2%
ABM Industries Inc.	1,154,088	28,113,583
Brady Corp., Class A, NVS	277,221	12,510,984
Harsco Corp.(a)(b)	712,210	4,964,104
Interface Inc.	356,598	2,695,881
Matthews International Corp., Class A	542,660	13,126,945
Mobile Mini Inc.	366,308	9,608,259
Pitney Bowes Inc.	2,898,999	5,913,958
Team Inc.(a)(b)	520,552	3,383,588
U.S. Ecology Inc.	230,792	7,016,077
Viad Corp.(b)	139,308	2,957,509

		90,290,888

Communications Equipment — 0.7%
ADTRAN Inc.	832,931	6,396,910
Applied Optoelectronics Inc.(a)(b)	332,294	2,522,112
CalAmp Corp.(a)(b)	592,867	2,667,902
NETGEAR Inc.(a)(b)	523,679	11,960,828
Plantronics Inc.	568,204	5,716,132

		29,263,884

Construction & Engineering — 1.6%
Aegion Corp.(a)(b)	535,476	9,601,085
Arcosa Inc.(b)	840,531	33,402,702
Comfort Systems USA Inc.	198,148	7,242,309
Granite Construction Inc.	809,156	12,282,988
MYR Group Inc.(a)(b)	153,565	4,021,867

		66,550,951

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)	277,496	5,033,777

Consumer Finance — 1.3%
Encore Capital Group Inc.(a)(b)	479,051	11,200,213
EZCORP Inc., Class A, NVS(a)(b)	913,954	3,811,188
Green Dot Corp., Class A(a)(b)	810,174	20,570,318
PRA Group Inc.(a)(b)	416,385	11,542,192
World Acceptance Corp.(a)(b)	96,530	5,271,503

		52,395,414

Containers & Packaging — 0.2%
Myers Industries Inc.	619,843	6,663,312

Distributors — 0.5%
Core-Mark Holding Co. Inc.(b)	789,482	22,555,501

Diversified Consumer Services — 1.0%
American Public Education Inc.(a)	267,468	6,400,509
Perdoceo Education Corp.(a)	690,572	7,451,272
Regis Corp.(a)(b)	419,789	2,480,953
Strategic Education Inc.(b)	179,130	25,035,209

		41,367,943

Diversified Financial Services — 0.5%
FGL Holdings	2,267,776	22,224,205

Diversified Telecommunication Services — 1.6%
ATN International Inc.	189,002	11,096,307
Cincinnati Bell Inc.(a)(b)	843,018	12,341,784
Consolidated Communications Holdings Inc.	1,254,777	5,709,235

Security	Shares	Value

Diversified Telecommunication Services (continued)
Iridium Communications Inc.(a)(b)	875,154	$19,542,189
Vonage Holdings Corp.(a)(b)	2,171,627	15,700,863

		64,390,378

Electric Utilities — 0.5%
El Paso Electric Co.	296,421	20,144,771

Electrical Equipment — 0.7%
AZZ Inc.	453,091	12,740,919
Encore Wire Corp.	149,628	6,282,880
Powell Industries Inc.	153,146	3,931,258
Sunrun Inc.(a)	484,143	4,889,844

		27,844,901

Electronic Equipment, Instruments & Components — 4.5%
Anixter International Inc.(a)	522,564	45,917,699
Arlo Technologies Inc.(a)(b)	645,109	1,567,615
Badger Meter Inc.(b)	187,516	10,050,858
Bel Fuse Inc., Class B, NVS	176,106	1,715,272
Benchmark Electronics Inc.	321,521	6,427,205
CTS Corp.(b)	260,480	6,483,347
Daktronics Inc.	651,549	3,212,137
ePlus Inc.(a)	126,104	7,896,632
FARO Technologies Inc.(a)(b)	148,745	6,619,152
Insight Enterprises Inc.(a)(b)	303,810	12,799,515
Knowles Corp.(a)	419,760	5,616,389
Methode Electronics Inc.	200,084	5,288,220
MTS Systems Corp.	307,664	6,922,440
PC Connection Inc.(b)	111,160	4,580,904
Sanmina Corp.(a)(b)	1,215,493	33,158,649
ScanSource Inc.(a)(b)	437,090	9,349,355
TTM Technologies Inc.(a)(b)	1,701,689	17,595,464

		185,200,853

Energy Equipment & Services — 1.5%
Archrock Inc.	2,210,436	8,311,239
Diamond Offshore Drilling Inc.(a)(b)	1,125,270	2,059,244
Dril-Quip Inc.(a)	627,284	19,132,162
Era Group Inc.(a)(b)	344,032	1,833,691
Exterran Corp.(a)(b)	489,190	2,348,112
KLX Energy Services Holdings Inc.(a)(b)	364,841	255,389
Matrix Service Co.(a)(b)	474,347	4,492,066
Nabors Industries Ltd.	5,830,876	2,274,625
Newpark Resources Inc.(a)	765,173	686,360
Noble Corp. PLC(a)(b)	4,330,493	1,125,928
Oceaneering International Inc.(a)(b)	1,715,114	5,042,435
Oil States International Inc.(a)	1,055,679	2,143,028
ProPetro Holding Corp.(a)(b)	1,423,315	3,558,287
RPC Inc.	894,698	1,843,078
SEACOR Holdings Inc.(a)(b)	140,597	3,790,495
TETRA Technologies Inc.(a)(b)	2,182,690	698,461
U.S. Silica Holdings Inc.	1,279,072	2,302,330
Valaris PLC(a)(b)	3,425,696	1,541,906

		63,438,836

Entertainment — 0.1%
Marcus Corp. (The)	396,728	4,887,689

Equity Real Estate Investment Trusts (REITs) — 8.7%
Acadia Realty Trust	677,286	8,391,573
Alexander & Baldwin Inc.	674,137	7,563,817
American Assets Trust Inc.	331,925	8,298,125
Armada Hoffler Properties Inc.	535,250	5,727,175
CareTrust REIT Inc.	844,328	12,487,611

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CBL & Associates Properties Inc.(b)	3,016,501	$603,602
Cedar Realty Trust Inc.	1,494,181	1,394,220
Chatham Lodging Trust	810,358	4,813,526
DiamondRock Hospitality Co.	3,468,401	17,619,477
Easterly Government Properties Inc.(b)	567,646	13,986,797
Four Corners Property Trust Inc.	488,954	9,148,329
Franklin Street Properties Corp.(b)	1,854,232	10,624,749
Getty Realty Corp.	280,209	6,652,162
Global Net Lease Inc.	1,549,908	20,722,270
Hersha Hospitality Trust	622,115	2,227,172
Independence Realty Trust Inc.	674,123	6,026,660
Industrial Logistics Properties Trust	1,129,298	19,807,887
Investors Real Estate Trust	44,889	2,468,895
iStar Inc.(b)	1,299,919	13,792,141
Kite Realty Group Trust	1,460,014	13,826,333
Lexington Realty Trust	2,192,225	21,768,794
LTC Properties Inc.	323,473	9,995,316
National Storage Affiliates Trust	441,427	13,066,239
NexPoint Residential Trust Inc.(b)	97,522	2,458,530
Office Properties Income Trust	835,129	22,757,265
Pennsylvania REIT(b)	1,038,750	946,924
Retail Opportunity Investments Corp.	903,036	7,486,168
RPT Realty	1,397,024	8,424,055
Saul Centers Inc.	87,257	2,856,794
Summit Hotel Properties Inc.	1,827,271	7,711,084
Tanger Factory Outlet Centers Inc.(b)	1,606,083	8,030,415
Uniti Group Inc.	3,352,625	20,216,329
Urstadt Biddle Properties Inc., Class A	192,069	2,708,173
Washington Prime Group Inc.(b)	3,205,808	2,580,996
Washington REIT	726,772	17,348,048
Whitestone REIT	700,169	4,341,048
Xenia Hotels & Resorts Inc.	1,951,616	20,101,645

		358,980,344

Food & Staples Retailing — 1.1%
Andersons Inc. (The)	567,023	10,631,681
Chefs’ Warehouse Inc. (The)(a)	441,071	4,441,585
PriceSmart Inc.	217,284	11,418,274
SpartanNash Co.	631,792	9,047,262
United Natural Foods Inc.(a)(b)	924,923	8,490,793

		44,029,595

Food Products — 1.7%
B&G Foods Inc.(b)	1,112,845	20,131,366
Calavo Growers Inc.(b)	125,360	7,232,018
Cal-Maine Foods Inc.	524,723	23,077,318
Fresh Del Monte Produce Inc.(b)	526,533	14,537,576
Seneca Foods Corp., Class A(a)	118,965	4,732,428

		69,710,706

Gas Utilities — 0.7%
Northwest Natural Holding Co.	263,658	16,280,882
South Jersey Industries Inc.	543,974	13,599,350

		29,880,232

Health Care Equipment & Supplies — 4.1%
AngioDynamics Inc.(a)	655,605	6,837,960
CryoLife Inc.(a)	290,431	4,914,093
Heska Corp.(a)(b)	59,957	3,315,622
Inogen Inc.(a)(b)	120,202	6,209,635
Integer Holdings Corp.(a)(b)	567,491	35,672,484
Invacare Corp.	585,514	4,350,369
Lantheus Holdings Inc.(a)(b)	307,008	3,917,422

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Meridian Bioscience Inc.(a)	740,861	$6,223,232
Merit Medical Systems Inc.(a)(b)	959,203	29,975,094
Mesa Laboratories Inc.	27,187	6,146,709
Natus Medical Inc.(a)	278,901	6,450,980
Neogen Corp.(a)(b)	327,079	21,911,022
OraSure Technologies Inc.(a)(b)	1,071,049	11,524,487
Orthofix Medical Inc.(a)	185,780	5,203,698
Surmodics Inc.(a)(b)	105,893	3,528,355
Tactile Systems Technology Inc.(a)(b)	152,429	6,121,549
Varex Imaging Corp.(a)	267,074	6,065,251

		168,367,962

Health Care Providers & Services — 2.7%
AMN Healthcare Services Inc.(a)(b)	373,156	21,572,148
Covetrus Inc.(a)(b)	1,692,245	13,774,874
Cross Country Healthcare Inc.(a)(b)	640,087	4,314,186
Ensign Group Inc. (The)	338,360	12,725,720
Magellan Health Inc.(a)(b)	376,326	18,105,044
Owens & Minor Inc.	1,090,487	9,977,956
Providence Service Corp. (The)(a)(b)	198,478	10,892,473
Select Medical Holdings Corp.(a)	894,907	13,423,605
Tivity Health Inc.(a)(b)	740,498	4,657,733

		109,443,739

Health Care Technology — 1.4%
Computer Programs & Systems Inc.	217,041	4,829,162
HealthStream Inc.(a)	151,259	3,622,653
HMS Holdings Corp.(a)(b)	686,331	17,343,585
NextGen Healthcare Inc.(a)(b)	386,837	4,038,578
Omnicell Inc.(a)(b)	269,158	17,651,382
Tabula Rasa HealthCare Inc.(a)(b)	208,662	10,910,936

		58,396,296

Hotels, Restaurants & Leisure — 0.5%
BJ’s Restaurants Inc.	330,814	4,595,006
Bloomin’ Brands Inc.	477,654	3,410,450
Dave & Buster’s Entertainment Inc.(b)	227,088	2,970,311
El Pollo Loco Holdings Inc.(a)(b)	159,445	1,347,310
Fiesta Restaurant Group Inc.(a)(b)	351,646	1,417,133
Monarch Casino & Resort Inc.(a)(b)	80,943	2,272,070
Red Robin Gourmet Burgers Inc.(a)(b)	225,678	1,922,777
Ruth’s Hospitality Group Inc.	164,965	1,101,966

		19,037,023

Household Durables — 1.0%
Century Communities Inc.(a)(b)	258,132	3,745,495
Ethan Allen Interiors Inc.	425,508	4,348,692
iRobot Corp.(a)(b)	273,782	11,197,684
La-Z-Boy Inc.	416,748	8,564,171
M/I Homes Inc.(a)	227,655	3,763,137
Meritage Homes Corp.(a)(b)	268,215	9,792,530
Tupperware Brands Corp.(b)	849,837	1,376,736

		42,788,445

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	170,731	4,695,102
Central Garden & Pet Co., Class A, NVS(a)(b)	696,275	17,803,752

		22,498,854

Insurance — 4.4%
Ambac Financial Group Inc.(a)	788,780	9,733,545
American Equity Investment Life Holding Co.(b)	1,384,031	26,019,783
AMERISAFE Inc.	168,672	10,874,284
Employers Holdings Inc.	527,675	21,376,114

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
HCI Group Inc.	111,394	$4,483,609
Horace Mann Educators Corp.	686,156	25,106,448
James River Group Holdings Ltd.	183,976	6,667,290
ProAssurance Corp.	898,273	22,456,825
Safety Insurance Group Inc.	131,862	11,133,109
Stewart Information Services Corp.	388,150	10,351,960
Third Point Reinsurance Ltd.(a)	1,385,456	10,266,229
United Fire Group Inc.	368,307	12,010,491
United Insurance Holdings Corp.	360,828	3,334,051
Universal Insurance Holdings Inc.	530,038	9,498,281

		183,312,019

Internet & Direct Marketing Retail — 0.5%
Liquidity Services Inc.(a)	233,767	907,016
PetMed Express Inc.(b)	168,928	4,861,748
Stamps.com Inc.(a)	123,543	16,070,473

		21,839,237

IT Services — 0.6%
Cardtronics PLC, Class A(a)(b)	211,273	4,419,831
Sykes Enterprises Inc.(a)(b)	315,411	8,553,947
Unisys Corp.(a)(b)	875,226	10,809,041

		23,782,819

Leisure Products — 0.6%
Sturm Ruger & Co. Inc.	288,937	14,709,783
Vista Outdoor Inc.(a)(b)	1,002,018	8,817,758

		23,527,541

Life Sciences Tools & Services — 0.5%
Luminex Corp.(b)	725,919	19,984,550

Machinery — 3.7%
Astec Industries Inc.(b)	390,225	13,646,168
Barnes Group Inc.	313,610	13,118,306
Briggs & Stratton Corp.(b)	738,622	1,336,906
Chart Industries Inc.(a)(b)	254,008	7,361,152
Enerpac Tool Group Corp.	507,353	8,396,692
EnPro Industries Inc.	360,349	14,262,614
Greenbrier Companies Inc. (The)	563,783	10,001,511
Hillenbrand Inc.	1,284,011	24,537,450
Lindsay Corp.(b)	103,511	9,479,537
Lydall Inc.(a)	304,653	1,968,058
Meritor Inc.(a)(b)	591,284	7,834,513
Mueller Industries Inc.	337,257	8,073,933
Proto Labs Inc.(a)(b)	166,723	12,692,622
Standex International Corp.	215,617	10,569,545
Titan International Inc.(b)	869,999	1,348,499
Wabash National Corp.	933,251	6,738,072

		151,365,578

Marine — 0.6%
Matson Inc.	743,599	22,769,001

Media — 0.5%
EW Scripps Co. (The), Class A, NVS(b)	501,632	3,782,305
Gannett Co. Inc.	2,272,037	3,362,615
Scholastic Corp., NVS	532,549	13,574,674

		20,719,594

Metals & Mining — 1.2%
Century Aluminum Co.(a)(b)	865,565	3,133,345
Cleveland-Cliffs Inc.(b)	3,039,487	12,005,974
Haynes International Inc.	117,599	2,423,715
Kaiser Aluminum Corp.	102,467	7,098,914

Security	Shares	Value

Metals & Mining (continued)
Materion Corp.(b)	156,517	$5,479,660
Olympic Steel Inc.(b)	158,165	1,637,008
SunCoke Energy Inc.	1,505,052	5,794,450
TimkenSteel Corp.(a)(b)	693,592	2,240,302
Warrior Met Coal Inc.(b)	863,656	9,172,027

		48,985,395

Mortgage Real Estate Investment — 1.7%
Apollo Commercial Real Estate Finance Inc.	2,473,881	18,356,197
ARMOUR Residential REIT Inc.	630,618	5,555,745
Capstead Mortgage Corp.	1,634,273	6,863,947
Invesco Mortgage Capital Inc.	2,795,373	9,532,222
KKR Real Estate Finance Trust Inc.	421,422	6,325,544
New York Mortgage Trust Inc.	6,318,515	9,793,698
Ready Capital Corp.	607,673	4,387,399
Redwood Trust Inc.	1,961,932	9,927,376

		70,742,128

Multi-Utilities — 1.2%
Avista Corp.	1,157,661	49,189,016

Multiline Retail — 0.3%
Big Lots Inc.	675,750	9,609,165
JC Penney Co. Inc.(a)(b)	5,229,602	1,882,657

		11,491,822

Oil, Gas & Consumable Fuels — 1.7%
Bonanza Creek Energy Inc.(a)(b)	322,715	3,630,544
Callon Petroleum Co.(a)(b)	3,200,294	1,753,441
CONSOL Energy Inc.(a)(b)	450,098	1,660,862
Denbury Resources Inc.(a)(b)	8,593,080	1,586,283
Dorian LPG Ltd.(a)(b)	365,482	3,183,348
Green Plains Inc.	587,670	2,850,199
Gulfport Energy Corp.(a)(b)	2,526,781	1,123,659
HighPoint Resources Corp.(a)(b)	1,892,508	359,576
Laredo Petroleum Inc.(a)(b)	3,133,330	1,190,039
Oasis Petroleum Inc.(a)(b)	5,043,495	1,765,223
PDC Energy Inc.(a)(b)	823,731	5,115,369
QEP Resources Inc.	2,186,594	731,416
Range Resources Corp.(b)	3,638,145	8,294,971
Renewable Energy Group Inc.(a)(b)	675,055	13,858,879
REX American Resources Corp.(a)(b)	50,687	2,357,452
SM Energy Co.	1,832,098	2,235,160
Southwestern Energy Co.(a)(b)	9,410,704	15,904,090
Whiting Petroleum Corp.(a)(b)	1,580,179	1,059,352

		68,659,863

Paper & Forest Products — 1.0%
Boise Cascade Co.(b)	676,455	16,086,100
Clearwater Paper Corp.(a)(b)	286,242	6,242,938
Mercer International Inc.	327,610	2,371,896
Neenah Inc.	158,375	6,830,714
PH Glatfelter Co.	769,149	9,399,001

		40,930,649

Personal Products — 0.3%
USANA Health Sciences Inc.(a)(b)	217,298	12,551,132

Pharmaceuticals — 1.1%
Akorn Inc.(a)(b)	1,031,220	578,721
Amphastar Pharmaceuticals Inc.(a)(b)	291,595	4,327,270
Endo International PLC(a)(b)	3,504,842	12,967,915
Lannett Co. Inc.(a)(b)	582,088	4,045,512
Pacira BioSciences Inc.(a)(b)	232,752	7,804,174

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	353,312	$8,539,551
Supernus Pharmaceuticals Inc.(a)	401,184	7,217,300

		45,480,443

Professional Services — 1.3%
Forrester Research Inc.(a)	81,103	2,370,641
Heidrick & Struggles International Inc.	333,785	7,510,162
Kelly Services Inc., Class A, NVS	578,377	7,339,604
Korn Ferry(b)	958,447	23,309,431
Resources Connection Inc.	524,371	5,752,350
TrueBlue Inc.(a)(b)	678,209	8,653,947

		54,936,135

Real Estate Management & Development — 0.3%
Marcus & Millichap Inc.(a)(b)	199,832	5,415,447
RE/MAX Holdings Inc., Class A	90,170	1,976,527
Realogy Holdings Corp.	1,990,721	5,992,070

		13,384,044

Road & Rail — 0.5%
ArcBest Corp.	443,450	7,769,244
Heartland Express Inc.	430,799	7,999,937
Marten Transport Ltd.	282,999	5,807,140

		21,576,321

Semiconductors & Semiconductor Equipment — 1.9%
Axcelis Technologies Inc.(a)	270,843	4,959,135
CEVA Inc.(a)(b)	175,945	4,386,309
Cohu Inc.(b)	396,708	4,911,245
DSP Group Inc.(a)(b)	211,271	2,831,031
Kulicke & Soffa Industries Inc.	551,884	11,517,819
MaxLinear Inc.(a)(b)	624,253	7,285,032
Onto Innovation Inc.(a)(b)	384,055	11,394,912
PDF Solutions Inc.(a)(b)	179,312	2,101,537
Photronics Inc.(a)(b)	1,107,846	11,366,500
Rambus Inc.(a)	905,908	10,055,579
SMART Global Holdings Inc.(a)(b)	228,566	5,554,154

		76,363,253

Software — 0.9%
Bottomline Technologies DE Inc.(a)(b)	276,648	10,139,149
Ebix Inc.(b)	123,901	1,880,817
MicroStrategy Inc., Class A(a)	63,164	7,459,669
TiVo Corp.	2,202,785	15,595,718

		35,075,353

Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A	1,087,346	9,883,975
America’s Car-Mart Inc./TX(a)(b)	30,064	1,694,106
Asbury Automotive Group Inc.(a)(b)	164,097	9,063,077
Barnes & Noble Education Inc.(a)(b)	673,398	915,821
Buckle Inc. (The)	184,024	2,522,969
Caleres Inc.	699,536	3,637,587
Cato Corp. (The), Class A	378,112	4,034,455
Chico’s FAS Inc.	2,037,772	2,628,726
Children’s Place Inc. (The)	251,843	4,926,049
Conn’s Inc.(a)(b)	331,669	1,386,376
Designer Brands Inc., Class A	954,018	4,751,010
Express Inc.(a)(b)	1,169,491	1,742,542
GameStop Corp., Class A(b)	1,142,064	3,997,224
Genesco Inc.(a)(b)	244,933	3,267,406
Group 1 Automotive Inc.(b)	304,429	13,474,028
Guess? Inc.	738,415	4,999,070
Haverty Furniture Companies Inc.	314,548	3,739,976

Security	Shares	Value

Specialty Retail (continued)
Hibbett Sports Inc.(a)(b)	144,269	$1,577,582
Lumber Liquidators Holdings Inc.(a)(b)	499,159	2,341,056
MarineMax Inc.(a)(b)	374,882	3,906,270
Michaels Companies Inc. (The)(a)(b)	1,337,098	2,166,099
Monro Inc.	253,314	11,097,686
Office Depot Inc.	9,474,309	15,537,867
Shoe Carnival Inc.	155,283	3,225,228
Signet Jewelers Ltd.	902,159	5,818,926
Sonic Automotive Inc., Class A(b)	419,133	5,566,086
Tailored Brands Inc.(b)	879,491	1,530,314

		129,431,511

Textiles, Apparel & Luxury Goods — 1.6%
Fossil Group Inc.(a)(b)	808,084	2,658,596
G-III Apparel Group Ltd.(a)(b)	746,014	5,744,308
Kontoor Brands Inc.(a)	811,793	15,562,072
Movado Group Inc.	285,153	3,370,508
Oxford Industries Inc.	295,500	10,714,830
Unifi Inc.(a)(b)	254,043	2,934,197
Vera Bradley Inc.(a)(b)	407,747	1,679,918
Wolverine World Wide Inc.	1,404,318	21,345,633

		64,010,062

Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)(b)	315,676	5,723,206
Flagstar Bancorp. Inc.(b)	249,293	4,943,480
HomeStreet Inc.	365,060	8,115,284
Northfield Bancorp. Inc.	399,304	4,468,212
Northwest Bancshares Inc.	1,733,532	20,056,965
Provident Financial Services Inc.	1,038,516	13,355,316
TrustCo Bank Corp. NY	791,434	4,281,658

		60,944,121

Tobacco — 0.6%
Universal Corp./VA	430,100	19,014,721
Vector Group Ltd.	723,985	6,819,939

		25,834,660

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies Inc.	287,978	13,166,354
DXP Enterprises Inc./TX(a)(b)	280,034	3,433,217
Foundation Building Materials Inc.(a)(b)	146,579	1,508,298
GMS Inc.(a)	331,534	5,215,030
Kaman Corp.(b)	483,974	18,618,480
Veritiv Corp.(a)(b)	221,133	1,738,105

		43,679,484

Water Utilities — 0.3%
California Water Service Group(b)	276,406	13,908,750

Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.(b)	358,359	17,649,181
Spok Holdings Inc.	304,884	3,259,210

		20,908,391

Total Common Stocks — 98.6% (Cost: $6,392,384,009)		4,061,716,628

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(d)(e)(f)	289,029,114	288,971,308

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) March 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(d)(e)	49,110,000	$49,110,000

		338,081,308

Total Short-Term Investments — 8.2% (Cost: $338,102,754)		338,081,308

Total Investments in Securities — 106.8% (Cost: $6,730,486,763)		4,399,797,936

Other Assets, Less Liabilities — (6.8)%		(278,881,144)

Net Assets — 100.0%		$4,120,916,792

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Boeing Co. (The)	4,027,646	$600,683,124
General Dynamics Corp.	1,772,286	234,491,161
Howmet Aerospace Inc.	2,868,623	46,070,085
Huntington Ingalls Industries Inc.(a)	305,142	55,599,924
L3Harris Technologies Inc.(a)	1,667,483	300,347,038
Lockheed Martin Corp.	1,869,898	633,801,927
Northrop Grumman Corp.(a)	1,180,701	357,221,088
Raytheon Co.	2,094,343	274,673,084
Textron Inc.(a)	1,691,989	45,125,347
TransDigm Group Inc.	376,621	120,590,278
United Technologies Corp.	6,111,774	576,523,641

		3,245,126,697

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.(a)	1,022,964	67,720,217
Expeditors International of Washington Inc.	1,270,617	84,775,566
FedEx Corp.(a)	1,808,233	219,266,334
United Parcel Service Inc., Class B	5,278,931	493,157,734

		864,919,851

Airlines — 0.2%
Alaska Air Group Inc.	903,207	25,714,303
American Airlines Group Inc.(a)	2,891,108	35,242,607
Delta Air Lines Inc.	4,323,194	123,340,725
Southwest Airlines Co.	3,581,802	127,547,969
United Airlines Holdings Inc.(a)(b)	1,641,213	51,780,270

		363,625,874

Auto Components — 0.1%
Aptiv PLC(a)	1,912,871	94,189,768
BorgWarner Inc.(a)	1,561,858	38,062,479

		132,252,247

Automobiles — 0.2%
Ford Motor Co.	29,286,691	141,454,718
General Motors Co.(a)	9,514,576	197,712,889
Harley-Davidson Inc.	1,162,193	22,000,313

		361,167,920

Banks — 4.1%
Bank of America Corp.	60,985,908	1,294,730,827
Citigroup Inc.	16,446,495	692,726,369
Citizens Financial Group Inc.	3,287,234	61,832,871
Comerica Inc.	1,090,037	31,981,686
Fifth Third Bancorp.	5,366,481	79,692,243
First Republic Bank/CA(a)	1,269,461	104,451,251
Huntington Bancshares Inc./OH	7,701,738	63,231,269
JPMorgan Chase & Co.	23,627,798	2,127,210,654
KeyCorp.	7,431,012	77,059,594
M&T Bank Corp.	992,148	102,617,868
People’s United Financial Inc.	3,354,460	37,066,783
PNC Financial Services Group Inc. (The)	3,296,258	315,517,816
Regions Financial Corp.	7,294,443	65,431,154
SVB Financial Group(a)(b)	385,513	58,243,304
Truist Financial Corp.	10,087,814	311,108,184
U.S. Bancorp.	10,700,205	368,622,062
Wells Fargo & Co.	28,993,217	832,105,328
Zions Bancorp. N.A.	1,289,011	34,493,934

		6,658,123,197

Beverages — 1.9%
Brown-Forman Corp., Class B, NVS(a)	1,352,239	75,062,787
Coca-Cola Co. (The)	29,048,421	1,285,392,629

Security	Shares	Value

Beverages (continued)
Constellation Brands Inc., Class A	1,261,796	$180,891,074
Molson Coors Beverage Co., Class B	1,407,172	54,893,780
Monster Beverage Corp.(a)(b)	2,886,941	162,419,301
PepsiCo Inc.	10,504,600	1,261,602,460

		3,020,262,031

Biotechnology — 2.4%
AbbVie Inc.	11,140,315	848,780,600
Alexion Pharmaceuticals Inc.(a)(b)	1,673,458	150,259,794
Amgen Inc.	4,476,130	907,445,835
Biogen Inc.(a)(b)	1,359,279	430,048,690
Gilead Sciences Inc.	9,530,618	712,509,001
Incyte Corp.(a)(b)	1,350,026	98,862,404
Regeneron Pharmaceuticals Inc.(a)(b)	601,765	293,835,832
Vertex Pharmaceuticals Inc.(b)	1,937,202	460,957,216

		3,902,699,372

Building Products — 0.3%
Allegion PLC(a)	701,661	64,566,845
AO Smith Corp.	999,689	37,798,241
Fortune Brands Home & Security Inc.(a)	1,025,386	44,347,945
Johnson Controls International PLC	5,833,291	157,265,525
Masco Corp.	2,139,631	73,967,044
Trane Technologies PLC	1,805,030	149,077,428

		527,023,028

Capital Markets — 2.6%
Ameriprise Financial Inc.	958,009	98,176,762
Bank of New York Mellon Corp. (The)	6,346,058	213,735,234
BlackRock Inc.(c)	887,680	390,552,570
Cboe Global Markets Inc.(a)	831,809	74,238,953
Charles Schwab Corp. (The)	8,596,704	289,021,189
CME Group Inc.(a)	2,699,597	466,787,317
E*TRADE Financial Corp.(a)	1,671,258	57,357,575
Franklin Resources Inc.	2,044,703	34,126,093
Goldman Sachs Group Inc. (The)	2,399,583	370,951,536
Intercontinental Exchange Inc.(a)	4,194,531	338,708,378
Invesco Ltd.	2,783,316	25,272,509
MarketAxess Holdings Inc.(a)	284,174	94,507,747
Moody’s Corp.(a)	1,223,180	258,702,570
Morgan Stanley	8,775,881	298,379,954
MSCI Inc.(a)	638,126	184,392,889
Nasdaq Inc.(a)	856,219	81,297,994
Northern Trust Corp.	1,599,503	120,698,496
Raymond James Financial Inc.	931,544	58,873,581
S&P Global Inc.(a)	1,839,930	450,874,847
State Street Corp.	2,749,715	146,477,318
T Rowe Price Group Inc.(a)	1,756,314	171,504,062

		4,224,637,574

Chemicals — 1.7%
Air Products & Chemicals Inc.	1,659,186	331,190,117
Albemarle Corp.(a)	801,952	45,206,034
Celanese Corp.	914,029	67,080,588
CF Industries Holdings Inc.	1,619,663	44,054,834
Corteva Inc.(a)(b)	5,658,293	132,969,885
Dow Inc.(b)	5,576,678	163,062,065
DuPont de Nemours Inc.	5,576,550	190,160,355
Eastman Chemical Co.	1,008,300	46,966,614
Ecolab Inc.	1,885,384	293,799,389
FMC Corp.	976,377	79,760,237
International Flavors & Fragrances Inc.(a)	806,219	82,298,836
Linde PLC	4,046,681	700,075,813

1

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	1,933,095	$95,939,505
Mosaic Co. (The)(a)	2,573,102	27,840,964
PPG Industries Inc.	1,777,927	148,634,697
Sherwin-Williams Co. (The)	617,790	283,886,861

		2,732,926,794

Commercial Services & Supplies — 0.4%
Cintas Corp.(a)	634,071	109,833,779
Copart Inc.(a)(b)	1,547,187	106,013,253
Republic Services Inc.	1,578,673	118,495,195
Rollins Inc.(a)	1,029,693	37,213,105
Waste Management Inc.(a)	2,935,878	271,744,868

		643,300,200

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	403,455	81,719,810
Cisco Systems Inc.	31,957,905	1,256,265,246
F5 Networks Inc.(a)(b)	463,555	49,428,870
Juniper Networks Inc.	2,526,811	48,363,162
Motorola Solutions Inc.(a)	1,295,979	172,261,529

		1,608,038,617

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.(a)	1,022,967	81,090,594
Quanta Services Inc.(a)	1,099,891	34,899,541

		115,990,135

Construction Materials — 0.1%
Martin Marietta Materials Inc.(a)	472,217	89,357,623
Vulcan Materials Co.(a)	1,000,477	108,121,549

		197,479,172

Consumer Finance — 0.5%
American Express Co.	5,053,905	432,664,807
Capital One Financial Corp.	3,515,192	177,235,981
Discover Financial Services	2,370,564	84,558,018
Synchrony Financial	4,268,972	68,687,759

		763,146,565

Containers & Packaging — 0.3%
Amcor PLC(b)	12,249,537	99,466,240
Avery Dennison Corp.(a)	619,622	63,120,893
Ball Corp.(a)	2,473,834	159,958,107
International Paper Co.	2,944,773	91,670,784
Packaging Corp. of America(a)	709,681	61,621,601
Sealed Air Corp.(a)	1,195,747	29,546,908
Westrock Co.	1,974,360	55,795,414

		561,179,947

Distributors — 0.1%
Genuine Parts Co.	1,083,932	72,981,142
LKQ Corp.(a)(b)	2,275,947	46,679,673

		119,660,815

Diversified Consumer Services — 0.0%
H&R Block Inc.(a)	1,441,088	20,290,519

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(b)	14,735,242	2,694,044,295

Diversified Telecommunication Services — 2.1%
AT&T Inc.	55,030,177	1,604,129,660
CenturyLink Inc.	7,307,949	69,133,197
Verizon Communications Inc.	31,155,768	1,673,999,415

		3,347,262,272

Security	Shares	Value

Electric Utilities — 2.3%
Alliant Energy Corp.	1,821,438	$87,957,241
American Electric Power Co. Inc.	3,715,695	297,181,286
Duke Energy Corp.	5,491,730	444,171,122
Edison International	2,712,105	148,596,233
Entergy Corp.	1,492,746	140,273,342
Evergy Inc.	1,723,303	94,867,830
Eversource Energy	2,435,965	190,516,823
Exelon Corp.	7,305,337	268,909,455
FirstEnergy Corp.	4,090,021	163,887,142
NextEra Energy Inc.(a)	3,682,073	885,980,405
NRG Energy Inc.	1,860,517	50,717,693
Pinnacle West Capital Corp.	850,165	64,434,005
PPL Corp.	5,807,257	143,323,103
Southern Co. (The)	7,899,123	427,658,519
Xcel Energy Inc.(a)	3,950,307	238,203,512

		3,646,677,711

Electrical Equipment — 0.4%
AMETEK Inc.	1,715,322	123,537,491
Eaton Corp. PLC	3,126,270	242,879,916
Emerson Electric Co.	4,597,429	219,067,492
Rockwell Automation Inc.	868,952	131,133,546

		716,618,445

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,233,499	162,777,407
CDW Corp./DE(a)	1,086,149	101,305,117
Corning Inc.	5,808,635	119,309,363
FLIR Systems Inc.(a)	998,819	31,852,338
IPG Photonics Corp.(a)(b)	264,984	29,222,435
Keysight Technologies Inc.(a)(b)	1,418,620	118,710,122
TE Connectivity Ltd.	2,515,002	158,394,826
Zebra Technologies Corp., Class A(a)(b)	409,536	75,190,810

		796,762,418

Energy Equipment & Services — 0.2%
Baker Hughes Co.	4,947,011	51,943,616
Halliburton Co.	6,691,751	45,838,494
Helmerich & Payne Inc.	780,993	12,222,540
National Oilwell Varco Inc.(a)	2,979,115	29,284,701
Schlumberger Ltd.	10,469,955	141,239,693
TechnipFMC PLC	3,090,103	20,827,294

		301,356,338

Entertainment — 2.0%
Activision Blizzard Inc.	5,785,442	344,118,090
Electronic Arts Inc.(a)(b)	2,193,621	219,735,016
Live Nation Entertainment Inc.(a)(b)	1,070,212	48,651,837
Netflix Inc.(b)	3,301,431	1,239,687,340
Take-Two Interactive Software Inc.(a)(b)	856,055	101,536,684
Walt Disney Co. (The)(a)	13,577,870	1,311,622,242

		3,265,351,209

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	927,320	127,098,479
American Tower Corp.	3,336,761	726,579,708
Apartment Investment & Management Co., Class A	1,145,324	40,258,139
AvalonBay Communities Inc.	1,055,705	155,368,105
Boston Properties Inc.	1,092,293	100,742,183
Crown Castle International Corp.(a)	3,132,078	452,272,063
Digital Realty Trust Inc.	1,986,344	275,923,045
Duke Realty Corp.(a)	2,751,803	89,103,381
Equinix Inc.(a)	642,094	401,032,650

2

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential(a)	2,641,984	$163,036,833
Essex Property Trust Inc.	499,812	110,078,595
Extra Space Storage Inc.(a)	979,558	93,802,474
Federal Realty Investment Trust(a)	529,626	39,515,396
Healthpeak Properties Inc.	3,706,319	88,395,708
Host Hotels & Resorts Inc.	5,344,184	58,999,791
Iron Mountain Inc.	2,136,966	50,859,791
Kimco Realty Corp.	3,130,211	30,269,140
Mid-America Apartment Communities Inc.	862,350	88,847,920
Prologis Inc.(a)	5,559,155	446,789,287
Public Storage(a)	1,135,918	225,604,674
Realty Income Corp.	2,581,706	128,723,861
Regency Centers Corp.	1,267,207	48,698,765
SBA Communications Corp.(a)	850,883	229,712,884
Simon Property Group Inc.	2,301,674	126,269,836
SL Green Realty Corp.	607,511	26,183,724
UDR Inc.	2,212,150	80,831,961
Ventas Inc.	2,830,893	75,867,932
Vornado Realty Trust	1,177,824	42,649,007
Welltower Inc.	3,051,520	139,698,586
Weyerhaeuser Co.	5,663,134	95,990,121

		4,759,204,039

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	3,328,041	948,924,331
Kroger Co. (The)	6,065,669	182,697,950
Sysco Corp.	3,840,373	175,236,220
Walgreens Boots Alliance Inc.	5,661,260	259,002,645
Walmart Inc.	10,686,502	1,214,200,357

		2,780,061,503

Food Products — 1.2%
Archer-Daniels-Midland Co.	4,193,549	147,529,054
Campbell Soup Co.	1,277,466	58,967,831
Conagra Brands Inc.	3,645,839	106,968,916
General Mills Inc.	4,543,695	239,770,785
Hershey Co. (The)(a)	1,117,215	148,030,987
Hormel Foods Corp.	2,082,393	97,122,810
JM Smucker Co. (The)	862,195	95,703,645
Kellogg Co.	1,867,756	112,046,682
Kraft Heinz Co. (The)(a)	4,705,564	116,415,653
Lamb Weston Holdings Inc.(a)	1,092,019	62,354,285
McCormick & Co. Inc./MD, NVS	927,022	130,904,777
Mondelez International Inc., Class A	10,846,492	543,192,319
Tyson Foods Inc., Class A	2,223,611	128,680,369

		1,987,688,113

Gas Utilities — 0.1%
Atmos Energy Corp.	899,014	89,209,159

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	13,314,206	1,050,623,995
ABIOMED Inc.(a)(b)	341,467	49,567,350
Align Technology Inc.(a)(b)	542,311	94,334,998
Baxter International Inc.(a)	3,846,118	312,266,320
Becton Dickinson and Co.(a)	2,037,470	468,149,482
Boston Scientific Corp.(a)(b)	10,487,106	342,194,269
Cooper Companies Inc. (The)(a)	372,410	102,662,265
Danaher Corp.(a)	4,815,746	666,547,404
Dentsply Sirona Inc.(a)	1,655,720	64,291,608
Edwards Lifesciences Corp.(a)(b)	1,568,483	295,847,263
Hologic Inc.(a)(b)	2,012,074	70,623,797

Security	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories Inc.(a)(b)	646,244	$156,546,147
Intuitive Surgical Inc.(a)(b)	870,253	430,957,988
Medtronic PLC	10,097,328	910,577,039
ResMed Inc.(a)	1,083,140	159,535,691
Steris PLC(a)	643,894	90,125,843
Stryker Corp.	2,424,051	403,580,251
Teleflex Inc.(a)	349,659	102,401,135
Varian Medical Systems Inc.(a)(b)	686,394	70,465,208
Zimmer Biomet Holdings Inc.	1,546,717	156,342,154

		5,997,640,207

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.(a)	1,127,984	99,826,584
Anthem Inc.(a)	1,909,541	433,542,189
Cardinal Health Inc.	2,211,794	106,033,404
Centene Corp.(a)(b)	4,397,934	261,281,259
Cigna Corp.(a)(b)	2,813,076	498,420,806
CVS Health Corp.	9,800,462	581,461,410
DaVita Inc.(a)(b)	659,341	50,149,476
HCA Healthcare Inc.(a)	1,992,971	179,068,444
Henry Schein Inc.(a)(b)	1,096,605	55,400,485
Humana Inc.	1,001,447	314,474,387
Laboratory Corp. of America Holdings(a)(b)	725,698	91,720,970
McKesson Corp.	1,217,224	164,641,718
Quest Diagnostics Inc.	1,018,849	81,813,575
UnitedHealth Group Inc.(a)	7,137,084	1,779,846,008
Universal Health Services Inc., Class B(a)	603,056	59,750,789

		4,757,431,504

Health Care Technology — 0.1%
Cerner Corp.	2,375,270	149,618,257

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	3,026,660	39,861,112
Chipotle Mexican Grill Inc.(a)(b)	193,762	126,797,853
Darden Restaurants Inc.	937,254	51,042,853
Hilton Worldwide Holdings Inc.	2,133,814	145,611,467
Las Vegas Sands Corp.(a)	2,556,043	108,555,146
Marriott International Inc./MD, Class A	2,044,245	152,929,969
McDonald’s Corp.	5,673,192	938,062,297
MGM Resorts International	3,880,361	45,788,260
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,606,915	17,611,788
Royal Caribbean Cruises Ltd.	1,299,283	41,797,934
Starbucks Corp.	8,896,769	584,873,594
Wynn Resorts Ltd.	729,930	43,934,487
Yum! Brands Inc.	2,280,420	156,277,183

		2,453,143,943

Household Durables — 0.3%
DR Horton Inc.	2,510,391	85,353,294
Garmin Ltd.	1,090,615	81,752,500
Leggett & Platt Inc.	1,017,270	27,140,764
Lennar Corp., Class A	2,110,456	80,619,419
Mohawk Industries Inc.(a)(b)	440,237	33,563,669
Newell Brands Inc.	2,878,140	38,221,699
NVR Inc.(a)(b)	26,511	68,109,675
PulteGroup Inc.	1,927,117	43,013,252
Whirlpool Corp.	467,954	40,150,453

		497,924,725

Household Products — 1.9%
Church & Dwight Co. Inc.(a)	1,856,329	119,139,195
Clorox Co. (The)	949,037	164,420,660

3

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	6,456,304	$428,440,334
Kimberly-Clark Corp.	2,582,402	330,211,744
Procter & Gamble Co. (The)	18,786,419	2,066,506,090

		3,108,718,023

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp./VA	5,020,580	68,279,888

Industrial Conglomerates — 1.3%
3M Co.	4,332,013	591,363,094
General Electric Co.(a)	65,791,722	522,386,273
Honeywell International Inc.	5,382,715	720,153,440
Roper Technologies Inc.	783,916	244,432,848

		2,078,335,655

Insurance — 2.0%
Aflac Inc.	5,551,010	190,066,582
Allstate Corp. (The)	2,449,831	224,722,998
American International Group Inc.	6,579,359	159,549,456
Aon PLC(a)	1,766,153	291,485,891
Arthur J Gallagher & Co.(a)	1,414,123	115,265,166
Assurant Inc.(a)	451,059	46,950,731
Chubb Ltd.(a)	3,418,802	381,845,995
Cincinnati Financial Corp.(a)	1,135,530	85,675,739
Everest Re Group Ltd.	308,129	59,290,182
Globe Life Inc.	736,095	52,976,757
Hartford Financial Services Group Inc. (The)	2,717,199	95,754,093
Lincoln National Corp.	1,480,949	38,978,578
Loews Corp.(a)	1,934,314	67,372,157
Marsh & McLennan Companies Inc.	3,801,718	328,696,538
MetLife Inc.	5,911,304	180,708,563
Principal Financial Group Inc.	1,976,322	61,937,931
Progressive Corp. (The)	4,400,486	324,931,886
Prudential Financial Inc.	3,048,155	158,930,802
Travelers Companies Inc. (The)	1,939,147	192,654,254
Unum Group	1,499,089	22,501,326
Willis Towers Watson PLC	966,541	164,166,989
WR Berkley Corp.	1,095,316	57,142,636

		3,301,605,250

Interactive Media & Services — 5.2%
Alphabet Inc., Class A(a)(b)	2,257,155	2,622,701,252
Alphabet Inc., Class C, NVS(b)	2,251,633	2,618,221,369
Facebook Inc., Class A(a)(b)	18,128,449	3,023,825,293
Twitter Inc.(a)(b)	5,871,688	144,208,657

		8,408,956,571

Internet & Direct Marketing Retail — 4.2%
Amazon.com Inc.(a)(b)	3,137,348	6,116,950,142
Booking Holdings Inc.(a)(b)	315,283	424,156,526
eBay Inc.(a)	5,782,730	173,828,864
Expedia Group Inc.	1,063,277	59,830,597

		6,774,766,129

IT Services — 5.5%
Accenture PLC, Class A	4,784,098	781,051,839
Akamai Technologies Inc.(a)(b)	1,210,040	110,706,560
Alliance Data Systems Corp.	295,340	9,938,191
Automatic Data Processing Inc.(a)	3,259,584	445,519,941
Broadridge Financial Solutions Inc.(a)	866,367	82,157,583
Cognizant Technology Solutions Corp., Class A(a)	4,126,535	191,760,081
DXC Technology Co.	1,917,090	25,018,025
Fidelity National Information Services Inc.(a)	4,629,892	563,180,063
Fiserv Inc.(b)	4,301,055	408,557,214

Security	Shares	Value

IT Services (continued)
FleetCor Technologies Inc.(a)(b)	652,315	$121,682,840
Gartner Inc.(a)(b)	671,262	66,837,557
Global Payments Inc.(a)	2,260,947	326,096,386
International Business Machines Corp.	6,671,697	740,091,348
Jack Henry & Associates Inc.(a)	576,944	89,564,787
Leidos Holdings Inc.(a)	998,918	91,550,835
Mastercard Inc., Class A	6,687,452	1,615,420,905
Paychex Inc.	2,395,060	150,697,175
PayPal Holdings Inc.(a)(b)	8,845,423	846,860,798
VeriSign Inc.(b)	773,307	139,264,858
Visa Inc., Class A(a)	12,895,671	2,077,750,512
Western Union Co. (The)	3,103,241	56,261,759

		8,939,969,257

Leisure Products — 0.0%
Hasbro Inc.	971,810	69,533,005

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	2,343,909	167,870,763
Illumina Inc.(a)(b)	1,107,178	302,392,455
IQVIA Holdings Inc.(a)(b)	1,353,049	145,939,865
Mettler-Toledo International Inc.(a)(b)	182,120	125,755,681
PerkinElmer Inc.(a)	828,664	62,381,826
Thermo Fisher Scientific Inc.	3,020,755	856,686,118
Waters Corp.(a)(b)	487,242	88,702,406

		1,749,729,114

Machinery — 1.4%
Caterpillar Inc.	4,163,301	483,109,448
Cummins Inc.	1,158,482	156,765,784
Deere & Co.	2,368,937	327,292,336
Dover Corp.(a)	1,089,008	91,411,332
Flowserve Corp.	989,807	23,646,489
Fortive Corp.(a)	2,219,284	122,482,284
IDEX Corp.(a)	570,382	78,775,458
Illinois Tool Works Inc.	2,202,287	312,989,028
Ingersoll Rand Inc.(a)(b)	2,618,097	64,928,806
PACCAR Inc.	2,605,113	159,250,558
Parker-Hannifin Corp.	962,547	124,871,222
Pentair PLC	1,243,212	36,997,989
Snap-on Inc.	413,984	45,049,739
Stanley Black & Decker Inc.	1,156,200	115,620,000
Westinghouse Air Brake Technologies Corp.(a)	1,357,361	65,329,785
Xylem Inc./NY(a)	1,361,551	88,677,817

		2,297,198,075

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	1,181,105	515,327,923
Comcast Corp., Class A	34,199,389	1,175,774,994
Discovery Inc., Class A(a)(b)	1,161,210	22,573,922
Discovery Inc., Class C, NVS(a)(b)	2,536,298	44,486,667
DISH Network Corp., Class A(a)(b)	1,899,183	37,964,668
Fox Corp., Class A, NVS(a)	2,670,804	63,111,098
Fox Corp., Class B(a)(b)	1,174,067	26,862,653
Interpublic Group of Companies Inc. (The)	2,848,415	46,115,839
News Corp., Class A, NVS(a)	2,985,479	26,794,674
News Corp., Class B(a)	832,305	7,482,422
Omnicom Group Inc.	1,631,442	89,566,166
ViacomCBS Inc., Class B, NVS	4,040,824	56,611,944

		2,112,672,970

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	10,972,878	74,066,927

4

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Newmont Corp.(a)	6,167,762	$279,276,263
Nucor Corp.	2,311,115	83,246,362

		436,589,552

Multi-Utilities — 1.1%
Ameren Corp.(a)	1,858,592	135,361,255
CenterPoint Energy Inc.	3,736,983	57,736,387
CMS Energy Corp.	2,146,234	126,091,247
Consolidated Edison Inc.	2,495,330	194,635,740
Dominion Energy Inc.	6,200,583	447,620,087
DTE Energy Co.	1,453,100	138,000,907
NiSource Inc.	2,825,279	70,547,217
Public Service Enterprise Group Inc.	3,824,060	171,738,535
Sempra Energy(a)	2,117,188	239,221,072
WEC Energy Group Inc.	2,385,590	210,242,047

		1,791,194,494

Multiline Retail — 0.5%
Dollar General Corp.	1,915,389	289,242,893
Dollar Tree Inc.(a)(b)	1,781,996	130,923,246
Kohl’s Corp.	1,169,156	17,057,986
Macy’s Inc.(a)	2,436,504	11,963,235
Nordstrom Inc.(a)	808,343	12,399,981
Target Corp.	3,817,164	354,881,737

		816,469,078

Oil, Gas & Consumable Fuels — 2.5%
Apache Corp.	2,844,092	11,888,305
Cabot Oil & Gas Corp.	3,010,392	51,748,638
Chevron Corp.	14,244,310	1,032,142,703
Concho Resources Inc.(a)	1,520,326	65,145,969
ConocoPhillips	8,298,069	255,580,525
Devon Energy Corp.	2,926,191	20,219,980
Diamondback Energy Inc.	1,215,897	31,856,501
EOG Resources Inc.	4,399,875	158,043,510
Exxon Mobil Corp.	31,873,846	1,210,249,933
Hess Corp.(a)	1,957,135	65,172,596
HollyFrontier Corp.	1,109,918	27,204,090
Kinder Morgan Inc./DE	14,731,666	205,064,791
Marathon Oil Corp.	6,147,419	20,225,009
Marathon Petroleum Corp.	4,910,478	115,985,490
Noble Energy Inc.	3,660,611	22,110,090
Occidental Petroleum Corp.(a)	6,764,786	78,336,222
ONEOK Inc.	3,122,021	68,091,278
Phillips 66	3,355,082	180,000,149
Pioneer Natural Resources Co.	1,250,339	87,711,281
Valero Energy Corp.	3,099,218	140,580,528
Williams Companies Inc. (The)	9,119,034	129,034,331

		3,976,391,919

Personal Products — 0.2%
Coty Inc., Class A	2,068,175	10,671,783
Estee Lauder Companies Inc. (The), Class A(a)	1,673,484	266,652,941

		277,324,724

Pharmaceuticals — 5.1%
Allergan PLC	2,472,968	437,962,633
Bristol-Myers Squibb Co.	17,659,232	984,325,591
Eli Lilly & Co.	6,364,972	882,948,916
Johnson & Johnson	19,826,439	2,599,840,946
Merck & Co. Inc.	19,179,469	1,475,668,345
Mylan NV(a)(b)	3,862,898	57,595,809
Perrigo Co. PLC(a)	1,025,309	49,307,110
Pfizer Inc.	41,689,758	1,360,753,701

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	3,588,035	$422,275,839

		8,270,678,890

Professional Services — 0.3%
Equifax Inc.(a)	915,770	109,388,726
IHS Markit Ltd.	3,008,074	180,484,440
Nielsen Holdings PLC(a)	2,685,911	33,681,324
Robert Half International Inc.	862,114	32,544,804
Verisk Analytics Inc.(a)	1,234,436	172,055,690

		528,154,984

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,510,687	94,678,007

Road & Rail — 1.0%
CSX Corp.(a)	5,851,160	335,271,468
JB Hunt Transport Services Inc.(a)	640,359	59,060,310
Kansas City Southern(a)	747,700	95,092,486
Norfolk Southern Corp.	1,960,121	286,177,666
Old Dominion Freight Line Inc.(a)	724,421	95,087,435
Union Pacific Corp.	5,229,548	737,575,450

		1,608,264,815

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices Inc.(a)(b)	8,811,323	400,738,970
Analog Devices Inc.	2,774,459	248,730,249
Applied Materials Inc.(a)	6,954,324	318,647,126
Broadcom Inc.	2,988,169	708,494,870
Intel Corp.	32,769,528	1,773,486,855
KLA Corp.	1,193,299	171,524,798
Lam Research Corp.	1,089,911	261,578,640
Maxim Integrated Products Inc.	2,017,230	98,057,550
Microchip Technology Inc.(a)	1,791,952	121,494,346
Micron Technology Inc.(b)	8,335,963	350,610,604
NVIDIA Corp.	4,610,353	1,215,289,051
Qorvo Inc.(a)(b)	863,943	69,659,724
QUALCOMM Inc.	8,601,759	581,908,996
Skyworks Solutions Inc.(a)	1,273,975	113,867,886
Texas Instruments Inc.	7,041,884	703,695,468
Xilinx Inc.(a)	1,889,725	147,285,167

		7,285,070,300

Software — 8.6%
Adobe Inc.(a)(b)	3,646,683	1,160,520,398
ANSYS Inc.(a)(b)	647,276	150,472,252
Autodesk Inc.(a)(b)	1,654,370	258,247,157
Cadence Design Systems Inc.(a)(b)	2,113,747	139,591,852
Citrix Systems Inc.(a)	870,120	123,165,486
Fortinet Inc.(a)(b)	1,069,347	108,185,836
Intuit Inc.	1,960,925	451,012,750
Microsoft Corp.	57,469,488	9,063,512,952
NortonLifeLock Inc.	4,367,248	81,711,210
Oracle Corp.	16,320,444	788,767,058
Paycom Software Inc.(a)(b)	370,591	74,863,088
salesforce.com Inc.(b)	6,681,971	962,070,185
ServiceNow Inc.(b)	1,420,739	407,155,383
Synopsys Inc.(a)(b)	1,130,074	145,542,230

		13,914,817,837

Specialty Retail — 2.2%
Advance Auto Parts Inc.(a)	523,732	48,874,670
AutoZone Inc.(a)(b)	180,146	152,403,516
Best Buy Co. Inc.	1,722,053	98,157,021
CarMax Inc.(a)(b)	1,226,421	66,018,243

5

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	1,507,459	$10,612,511
Home Depot Inc. (The)	8,217,444	1,534,278,969
L Brands Inc.	1,756,498	20,305,117
Lowe’s Companies Inc.	5,774,064	496,858,207
O’Reilly Automotive Inc.(a)(b)	571,617	172,085,298
Ross Stores Inc.(a)	2,720,234	236,578,751
Tiffany & Co.(a)	816,431	105,727,815
TJX Companies Inc. (The)	9,133,242	436,660,300
Tractor Supply Co.(a)	884,550	74,788,703
Ulta Beauty Inc.(a)(b)	432,242	75,944,919

		3,529,294,040

Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.(a)	31,463,747	8,000,916,225
Hewlett Packard Enterprise Co.	9,751,366	94,685,764
HP Inc.	11,125,509	193,138,836
NetApp Inc.	1,725,742	71,946,184
Seagate Technology PLC	1,748,182	85,311,281
Western Digital Corp.	2,249,351	93,617,989
Xerox Holdings Corp.(b)	1,376,739	26,075,437

		8,565,691,716

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)(b)	1,095,688	11,822,473
Hanesbrands Inc.	2,803,426	22,062,963
NIKE Inc., Class B	9,384,327	776,459,216
PVH Corp.(a)	570,709	21,481,487
Ralph Lauren Corp.	376,079	25,133,360
Tapestry Inc.	2,052,719	26,582,711
Under Armour Inc., Class A(a)(b)	1,466,778	13,509,025
Under Armour Inc., Class C, NVS(a)(b)	1,516,048	12,219,347
VF Corp.	2,483,805	134,324,174

		1,043,594,756

Tobacco — 0.9%
Altria Group Inc.	14,072,980	544,202,137
Philip Morris International Inc.	11,720,773	855,147,598

		1,399,349,735

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,336,778	135,524,312
United Rentals Inc.(a)(b)	564,663	58,103,823
WW Grainger Inc.	329,453	81,869,071

		275,497,206

Water Utilities — 0.1%
American Water Works Co. Inc.	1,366,255	163,349,448

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	2,394,303	200,882,022

Total Common Stocks — 99.6% (Cost: $174,966,961,942)		161,388,902,153

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	3,345,061,767	3,344,392,754

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	411,171,000	$411,171,000

		3,755,563,754

Total Short-Term Investments — 2.3% (Cost: $3,756,525,161)		3,755,563,754

Total Investments in Securities — 101.9% (Cost: $178,723,487,103)		165,144,465,907

Other Assets, Less Liabilities — (1.9)%		(3,125,509,567)

Net Assets — 100.0%		$162,018,956,340

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6

Schedule of Investments March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Axon Enterprise Inc.(a)(b)	1,645,624	$116,460,811
Curtiss-Wright Corp.(b)	1,183,829	109,397,638
Mercury Systems Inc.(a)(b)	1,540,119	109,872,089
Teledyne Technologies Inc.(a)(b)	1,011,351	300,644,312

		636,374,850

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	2,559,604	124,780,695

Airlines — 0.2%
JetBlue Airways Corp.(a)(b)	8,001,796	71,616,074

Auto Components — 1.2%
Adient PLC(a)	2,425,779	22,001,816
Dana Inc.	4,010,443	31,321,560
Delphi Technologies PLC(a)	2,398,036	19,304,190
Gentex Corp.	7,015,272	155,458,427
Goodyear Tire & Rubber Co. (The)	6,471,004	37,661,243
Lear Corp.	1,526,003	123,987,744
Visteon Corp.(a)(b)	775,492	37,208,106

		426,943,086

Automobiles — 0.2%
Thor Industries Inc.	1,530,751	64,567,077

Banks — 6.0%
Associated Banc-Corp.	4,410,868	56,415,002
BancorpSouth Bank(b)	2,656,255	50,256,345
Bank of Hawaii Corp.	1,116,270	61,662,755
Bank OZK	3,350,047	55,945,785
Cathay General Bancorp.	2,093,198	48,038,894
CIT Group Inc.	2,624,995	45,307,414
Commerce Bancshares Inc.(b)	2,876,053	144,809,268
Cullen/Frost Bankers Inc.	1,578,856	88,084,376
East West Bancorp. Inc.	4,038,407	103,948,596
First Financial Bankshares Inc.(b)	3,767,159	101,110,548
First Horizon National Corp.	8,622,369	69,496,294
FNB Corp.	8,998,676	66,320,242
Fulton Financial Corp.	4,543,407	52,203,746
Hancock Whitney Corp.	2,411,189	47,066,409
Home BancShares Inc./AR	4,293,134	51,474,677
International Bancshares Corp.	1,598,372	42,964,239
PacWest Bancorp.	3,316,259	59,427,361
Pinnacle Financial Partners Inc.(b)	1,995,861	74,924,622
Prosperity Bancshares Inc.(b)	2,617,963	126,316,715
Signature Bank/New York NY	1,497,207	120,360,471
Sterling Bancorp./DE	5,588,067	58,395,300
Synovus Financial Corp.	4,063,861	71,361,399
TCF Financial Corp.	4,254,171	96,399,515
Texas Capital Bancshares Inc.(a)(b)	1,401,947	31,081,165
Trustmark Corp.	1,776,453	41,391,355
UMB Financial Corp.(b)	1,196,541	55,495,572
Umpqua Holdings Corp.	6,106,934	66,565,581
United Bankshares Inc./WV	2,815,099	64,972,485
Valley National Bancorp.	10,862,092	79,401,892
Webster Financial Corp.	2,552,148	58,444,189
Wintrust Financial Corp.	1,581,571	51,970,423

		2,141,612,635

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	255,579	93,940,617

Security	Shares	Value

Biotechnology — 1.0%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,776,061	$79,867,275
Exelixis Inc.(a)(b)	8,426,097	145,097,390
Ligand Pharmaceuticals Inc.(a)(b)	455,993	33,159,811
United Therapeutics Corp.(a)(b)	1,216,870	115,389,698

		373,514,174

Building Products — 1.2%
Lennox International Inc.	972,370	176,767,142
Owens Corning(b)	3,016,850	117,083,949
Resideo Technologies Inc.(a)(b)	3,438,803	16,643,807
Trex Co. Inc.(a)(b)	1,617,774	129,648,408

		440,143,306

Capital Markets — 3.0%
Affiliated Managers Group Inc.(b)	1,366,378	80,807,595
Eaton Vance Corp., NVS	3,137,645	101,189,051
Evercore Inc., Class A	1,080,853	49,784,089
FactSet Research Systems Inc.(b)	1,052,267	274,304,962
Federated Hermes Inc.	2,654,397	50,566,263
Interactive Brokers Group Inc., Class A(b)	2,128,347	91,880,740
Janus Henderson Group PLC	4,315,069	66,106,857
Legg Mason Inc.(b)	2,262,734	110,534,556
SEI Investments Co.(b)	3,500,110	162,195,097
Stifel Financial Corp.(b)	1,896,101	78,271,049

		1,065,640,259

Chemicals — 2.4%
Ashland Global Holdings Inc.(b)	1,670,220	83,627,916
Cabot Corp.	1,574,170	41,117,320
Chemours Co. (The)	4,519,871	40,091,256
Ingevity Corp.(a)(b)	1,159,802	40,825,030
Minerals Technologies Inc.(b)	971,000	35,208,460
NewMarket Corp.(b)	204,805	78,413,690
Olin Corp.	4,421,628	51,600,399
PolyOne Corp.	2,501,220	47,448,143
RPM International Inc.	3,596,195	213,973,603
Scotts Miracle-Gro Co. (The)(b)	1,098,756	112,512,615
Sensient Technologies Corp.	1,171,569	50,974,967
Valvoline Inc.	5,221,903	68,354,710

		864,148,109

Commercial Services & Supplies — 1.9%
Brink’s Co. (The)(b)	1,387,270	72,207,403
Clean Harbors Inc.(a)(b)	1,422,706	73,041,726
Deluxe Corp.	1,170,829	30,359,596
Healthcare Services Group Inc.	2,062,369	49,311,243
Herman Miller Inc.	1,645,650	36,533,430
HNI Corp.	1,187,540	29,914,133
KAR Auction Services Inc.	3,558,385	42,700,620
MSA Safety Inc.(b)	988,322	100,018,186
Stericycle Inc.(a)(b)	2,527,120	122,767,490
Tetra Tech Inc.(b)	1,513,810	106,905,262

		663,759,089

Communications Equipment — 1.3%
Ciena Corp.(a)(b)	4,289,949	170,782,870
InterDigital Inc.	863,332	38,530,507
Lumentum Holdings Inc.(a)(b)	2,140,878	157,782,709
NetScout Systems Inc.(a)(b)	1,820,364	43,088,016
ViaSat Inc.(a)(b)	1,594,993	57,292,148

		467,476,250

Construction & Engineering — 1.1%
AECOM(a)(b)	4,356,223	130,033,257

7

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Dycom Industries Inc.(a)(b)	881,673	$22,614,913
EMCOR Group Inc.(b)	1,557,198	95,487,381
Fluor Corp.	3,875,957	26,782,863
MasTec Inc.(a)(b)	1,667,714	54,584,279
Valmont Industries Inc.(b)	596,383	63,204,670

		392,707,363

Construction Materials — 0.2%
Eagle Materials Inc.(b)	1,153,427	67,383,205

Consumer Finance — 0.7%
FirstCash Inc.(b)	1,183,549	84,907,805
LendingTree Inc.(a)(b)	211,845	38,850,255
Navient Corp.	4,695,851	35,594,551
SLM Corp.(b)	11,707,322	84,175,645

		243,528,256

Containers & Packaging — 1.2%
AptarGroup Inc.	1,772,785	176,463,019
Greif Inc., Class A, NVS	725,147	22,544,820
O-I Glass Inc.	4,349,000	30,921,390
Silgan Holdings Inc.(b)	2,148,380	62,345,988
Sonoco Products Co.	2,775,837	128,660,045

		420,935,262

Distributors — 0.6%
Pool Corp.(b)	1,110,296	218,472,944

Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)	1,504,233	40,298,402
Graham Holdings Co., Class B	120,183	41,002,834
Grand Canyon Education Inc.(a)(b)	1,337,350	102,019,745
Service Corp. International(b)	5,068,809	198,241,120
WW International Inc.(a)(b)	1,291,328	21,836,356

		403,398,457

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	6,633,307	90,677,307

Electric Utilities — 1.7%
ALLETE Inc.	1,432,817	86,943,336
Hawaiian Electric Industries Inc.	3,021,983	130,096,368
IDACORP Inc.	1,397,590	122,694,426
OGE Energy Corp.	5,551,137	170,586,440
PNM Resources Inc.	2,208,919	83,938,922

		594,259,492

Electrical Equipment — 1.8%
Acuity Brands Inc.(b)	1,098,797	94,122,951
EnerSys(b)	1,171,147	57,995,199
Generac Holdings Inc.(a)(b)	1,734,388	161,592,930
Hubbell Inc.	1,508,202	173,051,097
nVent Electric PLC	4,315,503	72,802,536
Regal Beloit Corp.(b)	1,135,368	71,471,416

		631,036,129

Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics Inc.(a)(b)	2,258,677	117,157,576
Avnet Inc.	2,799,768	70,274,177
Belden Inc.(b)	1,067,284	38,507,607
Cognex Corp.(b)	4,739,215	200,089,657
Coherent Inc.(a)(b)	669,757	71,268,842
II-VI Inc.(a)(b)	2,417,150	68,888,775
Jabil Inc.(b)	3,852,314	94,689,878
Littelfuse Inc.(b)	675,477	90,122,141

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	3,271,005	$108,204,845
SYNNEX Corp.	1,133,119	82,830,999
Tech Data Corp.(a)(b)	982,323	128,536,965
Trimble Inc.(a)(b)	6,908,819	219,907,709
Vishay Intertechnology Inc.(b)	3,659,702	52,736,306

		1,343,215,477

Energy Equipment & Services — 0.2%
Apergy Corp.(a)(b)	2,157,968	12,408,316
Core Laboratories NV(b)	1,236,305	12,783,394
Patterson-UTI Energy Inc.	5,420,402	12,737,945
Transocean Ltd.(a)(b)	15,838,929	18,373,157

		56,302,812

Entertainment — 0.2%
Cinemark Holdings Inc.	2,945,829	30,017,998
World Wrestling Entertainment Inc., Class A(b)	1,320,300	44,797,779

		74,815,777

Equity Real Estate Investment Trusts (REITs) — 9.5%
American Campus Communities Inc.	3,810,454	105,740,099
Brixmor Property Group Inc.	8,259,618	78,466,371
Camden Property Trust	2,685,276	212,781,270
CoreCivic Inc.	3,318,233	37,064,663
CoreSite Realty Corp.	1,045,117	121,129,060
Corporate Office Properties Trust	3,104,689	68,706,768
Cousins Properties Inc.	4,069,864	119,124,919
CyrusOne Inc.(b)	3,139,191	193,845,044
Diversified Healthcare Trust	6,615,705	24,015,009
Douglas Emmett Inc.	4,570,937	139,459,288
EastGroup Properties Inc.	1,065,191	111,291,156
EPR Properties	2,175,226	52,683,974
First Industrial Realty Trust Inc.	3,520,575	116,988,707
GEO Group Inc. (The)	3,376,428	41,057,364
Healthcare Realty Trust Inc.(b)	3,708,682	103,583,488
Highwoods Properties Inc.	2,876,988	101,902,915
JBG SMITH Properties	3,273,207	104,186,179
Kilroy Realty Corp.	2,704,657	172,286,651
Lamar Advertising Co., Class A	2,385,213	122,313,723
Life Storage Inc.	1,293,657	122,315,269
Macerich Co. (The)	3,041,767	17,125,148
Mack-Cali Realty Corp.	2,521,867	38,408,034
Medical Properties Trust Inc.(b)	14,349,296	248,099,328
National Retail Properties Inc.	4,759,771	153,217,029
Omega Healthcare Investors Inc.	6,059,349	160,815,122
Park Hotels & Resorts Inc.	6,638,472	52,510,314
Pebblebrook Hotel Trust(b)	3,639,326	39,632,260
PotlatchDeltic Corp.(b)	1,860,287	58,394,409
PS Business Parks Inc.	555,439	75,273,093
Rayonier Inc.(b)	3,585,540	84,439,467
Sabra Health Care REIT Inc.	5,692,419	62,161,216
Service Properties Trust(b)	4,582,986	24,748,124
Spirit Realty Capital Inc.	2,765,651	72,321,774
Taubman Centers Inc.	1,697,730	71,100,932
Urban Edge Properties	3,205,778	28,242,904
Weingarten Realty Investors	3,348,382	48,317,152

		3,383,748,223

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,387,817	86,287,699
Casey’s General Stores Inc.(b)	1,020,067	135,148,677
Sprouts Farmers Market Inc.(a)	3,271,181	60,811,255

		282,247,631

8

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 2.3%
Darling Ingredients Inc.(a)(b)	4,539,926	$87,030,381
Flowers Foods Inc.	5,337,671	109,529,009
Hain Celestial Group Inc. (The)(a)(b)	2,234,245	58,023,343
Ingredion Inc.	1,851,431	139,783,041
Lancaster Colony Corp.(b)	548,773	79,374,527
Pilgrim’s Pride Corp.(a)(b)	1,450,435	26,281,882
Post Holdings Inc.(a)(b)	1,843,165	152,927,400
Sanderson Farms Inc.(b)	546,336	67,374,156
Tootsie Roll Industries Inc.(b)	482,753	17,359,796
TreeHouse Foods Inc.(a)(b)	1,558,421	68,804,287

		806,487,822

Gas Utilities — 1.9%
National Fuel Gas Co.	2,393,932	89,269,724
New Jersey Resources Corp.	2,648,447	89,967,745
ONE Gas Inc.	1,462,480	122,292,578
Southwest Gas Holdings Inc.	1,514,851	105,373,036
Spire Inc.(b)	1,413,661	105,289,471
UGI Corp.	5,796,166	154,583,747

		666,776,301

Health Care Equipment & Supplies — 4.2%
Avanos Medical Inc.(a)(b)	1,323,143	35,632,241
Cantel Medical Corp.(b)	1,043,483	37,461,040
Globus Medical Inc., Class A(a)(b)	2,134,549	90,782,369
Haemonetics Corp.(a)(b)	1,405,525	140,074,621
Hill-Rom Holdings Inc.(b)	1,851,397	186,250,538
ICU Medical Inc.(a)(b)	533,169	107,577,509
Integra LifeSciences Holdings Corp.(a)(b)	1,976,387	88,285,207
LivaNova PLC(a)(b)	1,339,982	60,634,185
Masimo Corp.(a)(b)	1,360,488	240,969,635
NuVasive Inc.(a)(b)	1,444,089	73,157,549
Penumbra Inc.(a)(b)	890,775	143,708,731
West Pharmaceutical Services Inc.	2,051,868	312,396,903

		1,516,930,528

Health Care Providers & Services — 2.9%
Acadia Healthcare Co. Inc.(a)(b)	2,467,797	45,284,075
Amedisys Inc.(a)(b)	894,482	164,173,226
Chemed Corp.(b)	443,960	192,323,472
Encompass Health Corp.	2,734,300	175,077,229
HealthEquity Inc.(a)(b)	1,965,570	99,438,186
MEDNAX Inc.(a)(b)	2,349,267	27,345,468
Molina Healthcare Inc.(a)(b)	1,738,765	242,922,858
Patterson Companies Inc.	2,388,958	36,527,168
Tenet Healthcare Corp.(a)(b)	2,881,124	41,488,186

		1,024,579,868

Health Care Technology — 0.1%
Allscripts Healthcare Solutions Inc.(a)(b)	4,523,731	31,847,066

Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp.(b)	2,231,099	32,172,448
Brinker International Inc.(b)	1,038,543	12,472,901
Caesars Entertainment Corp.(a)(b)	15,477,924	104,630,766
Cheesecake Factory Inc. (The)(b)	1,132,044	19,335,312
Choice Hotels International Inc.(b)	879,411	53,863,924
Churchill Downs Inc.(b)	983,092	101,209,321
Cracker Barrel Old Country Store Inc.	667,126	55,518,226
Domino’s Pizza Inc.(b)	1,072,291	347,497,344
Dunkin’ Brands Group Inc.	2,297,326	121,988,011
Eldorado Resorts Inc.(a)(b)	1,822,327	26,241,509
Jack in the Box Inc.	657,839	23,057,257

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	1,037,616	$57,670,697
Papa John’s International Inc.(b)	611,252	32,622,519
Penn National Gaming Inc.(a)(b)	3,007,783	38,048,455
Scientific Games Corp./DE, Class A(a)(b)	1,506,985	14,617,754
Six Flags Entertainment Corp.	2,188,190	27,439,903
Texas Roadhouse Inc.	1,809,337	74,725,618
Wendy’s Co. (The)	5,103,602	75,941,598
Wyndham Destinations Inc.(b)	2,507,636	54,415,701
Wyndham Hotels & Resorts Inc.(b)	2,639,090	83,157,726

		1,356,626,990

Household Durables — 0.9%
Helen of Troy Ltd.(a)(b)	697,828	100,508,167
KB Home(b)	2,386,855	43,202,075
Taylor Morrison Home Corp.(a)(b)	3,662,388	40,286,268
Tempur Sealy International Inc.(a)(b)	1,259,045	55,032,857
Toll Brothers Inc.	3,347,468	64,438,759
TRI Pointe Group Inc.(a)(b)	3,880,282	34,030,073

		337,498,199

Household Products — 0.1%
Energizer Holdings Inc.(b)	1,784,106	53,969,206

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.(b)	1,571,639	196,894,934

Insurance — 5.3%
Alleghany Corp.	399,144	220,467,188
American Financial Group Inc./OH	2,075,592	145,457,487
Brighthouse Financial Inc.(a)(b)	3,030,039	73,236,043
Brown & Brown Inc.(b)	6,484,945	234,884,708
CNO Financial Group Inc.	4,178,811	51,775,468
First American Financial Corp.	3,109,618	131,878,899
Genworth Financial Inc., Class A(a)(b)	14,010,440	46,514,661
Hanover Insurance Group Inc. (The)(b)	1,092,399	98,949,501
Kemper Corp.(b)	1,737,314	129,204,042
Mercury General Corp.	748,931	30,496,470
Old Republic International Corp.	7,913,272	120,677,398
Primerica Inc.(b)	1,146,976	101,484,437
Reinsurance Group of America Inc.	1,736,273	146,090,010
RenaissanceRe Holdings Ltd.(b)	1,224,664	182,866,829
RLI Corp.(b)	1,106,593	97,302,723
Selective Insurance Group Inc.(b)	1,647,284	81,870,015

		1,893,155,879

Interactive Media & Services — 0.2%
TripAdvisor Inc.	2,913,726	50,669,695
Yelp Inc.(a)(b)	1,780,270	32,098,268

		82,767,963

Internet & Direct Marketing Retail — 0.6%
Etsy Inc.(a)(b)	3,285,866	126,308,689
Grubhub Inc.(a)(b)	2,535,991	103,290,913

		229,599,602

IT Services — 2.1%
CACI International Inc., Class A(a)(b)	694,438	146,630,584
KBR Inc.(b)	3,928,140	81,233,935
LiveRamp Holdings Inc.(a)(b)	1,872,945	61,657,349
MAXIMUS Inc.(b)	1,774,240	103,260,768
Perspecta Inc.(b)	3,810,902	69,510,853
Sabre Corp.	7,570,980	44,895,911
Science Applications International Corp.	1,360,664	101,546,354

9

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
WEX Inc.(a)(b)	1,200,488	$125,511,021

		734,246,775

Leisure Products — 0.7%
Brunswick Corp./DE	2,262,027	80,007,895
Mattel Inc.(a)(b)	9,614,940	84,707,621
Polaris Inc.	1,594,607	76,780,327

		241,495,843

Life Sciences Tools & Services — 2.6%
Bio-Rad Laboratories Inc., Class A(a)(b)	599,200	210,055,552
Bio-Techne Corp.(b)	1,056,895	200,408,430
Charles River Laboratories International Inc.(a)(b)	1,354,373	170,935,416
PRA Health Sciences Inc.(a)(b)	1,753,964	145,649,171
Repligen Corp.(a)(b)	1,299,273	125,431,815
Syneos Health Inc.(a)(b)	1,727,011	68,078,774

		920,559,158

Machinery — 4.4%
AGCO Corp.(b)	1,737,911	82,116,295
Colfax Corp.(a)(b)	2,329,380	46,121,724
Crane Co.	1,412,693	69,476,242
Donaldson Co. Inc.(b)	3,509,723	135,580,599
Graco Inc.	4,625,042	225,378,297
ITT Inc.	2,432,026	110,316,699
Kennametal Inc.	2,295,952	42,750,626
Lincoln Electric Holdings Inc.	1,695,768	117,007,992
Nordson Corp.(b)	1,418,886	191,648,932
Oshkosh Corp.(b)	1,887,299	121,409,945
Terex Corp.	1,815,726	26,073,825
Timken Co. (The)	1,877,659	60,723,492
Toro Co. (The)(b)	2,956,222	192,420,490
Trinity Industries Inc.	2,715,212	43,633,457
Woodward Inc.(b)	1,563,712	92,947,041

		1,557,605,656

Marine — 0.2%
Kirby Corp.(a)(b)	1,662,400	72,264,528

Media — 1.4%
AMC Networks Inc., Class A(a)(b)	1,227,421	29,838,604
Cable One Inc.(b)	139,376	229,135,538
John Wiley & Sons Inc., Class A	1,209,865	45,357,839
Meredith Corp.	1,120,676	13,694,661
New York Times Co. (The), Class A(b)	3,986,512	122,425,783
TEGNA Inc.(b)	6,015,081	65,323,780

		505,776,205

Metals & Mining — 1.8%
Allegheny Technologies Inc.(a)(b)	3,515,903	29,885,175
Carpenter Technology Corp.	1,318,975	25,720,012
Commercial Metals Co.	3,280,140	51,793,411
Compass Minerals International Inc.	936,063	36,010,344
Reliance Steel & Aluminum Co.	1,848,505	161,910,553
Royal Gold Inc.	1,818,951	159,540,192
Steel Dynamics Inc.	5,974,765	134,671,203
U.S. Steel Corp.(b)	4,737,386	29,892,906
Worthington Industries Inc.	1,022,504	26,840,730

		656,264,526

Multi-Utilities — 0.9%
Black Hills Corp.	1,704,212	109,120,694
MDU Resources Group Inc.	5,556,913	119,473,630

Security	Shares	Value

Multi-Utilities (continued)
NorthWestern Corp.	1,398,965	$83,700,076

		312,294,400

Multiline Retail — 0.2%
Dillard’s Inc., Class A(b)	274,715	10,150,719
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,514,950	70,202,783

		80,353,502

Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Corp.	8,275,221	17,377,964
Cimarex Energy Co.	2,821,243	47,481,520
CNX Resources Corp.(a)(b)	5,174,137	27,526,409
EQT Corp.(b)	7,072,643	50,003,586
Equitrans Midstream Corp.	5,678,748	28,564,102
Matador Resources Co.(a)(b)	3,078,772	7,635,355
Murphy Oil Corp.	4,157,099	25,483,017
PBF Energy Inc., Class A	2,836,191	20,080,232
World Fuel Services Corp.(b)	1,807,423	45,510,911
WPX Energy Inc.(a)(b)	11,545,532	35,213,873

		304,876,969

Paper & Forest Products — 0.2%
Domtar Corp.	1,595,272	34,521,686
Louisiana-Pacific Corp.	3,253,538	55,895,783

		90,417,469

Personal Products — 0.2%
Edgewell Personal Care Co.(a)(b)	1,503,194	36,196,911
Nu Skin Enterprises Inc., Class A	1,548,147	33,827,012

		70,023,923

Pharmaceuticals — 1.0%
Catalent Inc.(a)(b)	4,291,557	222,946,386
Nektar Therapeutics(a)(b)	4,878,527	87,081,707
Prestige Consumer Healthcare Inc.(a)(b)	1,388,651	50,935,719

		360,963,812

Professional Services — 1.0%
ASGN Inc.(a)(b)	1,462,459	51,654,052
CoreLogic Inc.(b)	2,205,165	67,345,739
FTI Consulting Inc.(a)(b)	1,043,571	124,988,499
Insperity Inc.	1,047,682	39,078,538
ManpowerGroup Inc.	1,635,086	86,643,207

		369,710,035

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(b)	1,429,119	144,312,437

Road & Rail — 0.9%
Avis Budget Group Inc.(a)(b)	1,584,151	22,019,699
Knight-Swift Transportation Holdings Inc.(b)	3,407,224	111,756,947
Landstar System Inc.(b)	1,094,387	104,907,938
Ryder System Inc.	1,472,753	38,939,589
Werner Enterprises Inc.(b)	1,233,103	44,712,315

		322,336,488

Semiconductors & Semiconductor Equipment — 4.7%
Cabot Microelectronics Corp.(b)	807,070	92,118,970
Cirrus Logic Inc.(a)	1,602,832	105,193,864
Cree Inc.(a)(b)	2,986,958	105,917,531
Cypress Semiconductor Corp.(b)	10,241,607	238,834,275
First Solar Inc.(a)(b)	2,104,620	75,892,597
MKS Instruments Inc.(b)	1,511,651	123,123,974
Monolithic Power Systems Inc.	1,120,287	187,603,261
Semtech Corp.(a)(b)	1,837,093	68,890,987
Silicon Laboratories Inc.(a)(b)	1,202,790	102,730,294

10

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies Inc.(a)(b)	1,348,062	$110,379,317
Synaptics Inc.(a)(b)	927,314	53,663,661
Teradyne Inc.(b)	4,647,147	251,735,953
Universal Display Corp.(b)	1,175,805	154,947,583

		1,671,032,267

Software — 4.4%
ACI Worldwide Inc.(a)(b)	3,205,735	77,418,500
Blackbaud Inc.(b)	1,363,993	75,769,811
CDK Global Inc.(b)	3,366,506	110,589,722
Ceridian HCM Holding Inc.(a)(b)	2,794,893	139,940,293
CommVault Systems Inc.(a)(b)	1,170,266	47,372,368
Fair Isaac Corp.(a)	803,142	247,118,762
j2 Global Inc.	1,283,771	96,090,259
LogMeIn Inc.	1,353,701	112,736,219
Manhattan Associates Inc.(a)(b)	1,772,057	88,283,880
PTC Inc.(a)(b)	2,882,509	176,438,376
Teradata Corp.(a)(b)	3,115,817	63,843,090
Tyler Technologies Inc.(a)(b)	1,081,128	320,619,320

		1,556,220,600

Specialty Retail — 1.7%
Aaron’s Inc.(b)	1,853,373	42,219,837
American Eagle Outfitters Inc.	4,418,513	35,127,178
AutoNation Inc.(a)(b)	1,630,029	45,738,614
Bed Bath & Beyond Inc.	3,526,261	14,845,559
Dick’s Sporting Goods Inc.	1,771,397	37,659,900
Five Below Inc.(a)(b)	1,543,880	108,658,275
Foot Locker Inc.	2,968,337	65,451,831
Murphy USA Inc.(a)(b)	801,528	67,616,902
RH(a)(b)	452,223	45,434,845
Sally Beauty Holdings Inc.(a)(b)	3,240,963	26,186,981
Urban Outfitters Inc.(a)(b)	1,963,129	27,954,957
Williams-Sonoma Inc.	2,152,318	91,516,561

		608,411,440

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,532,355	62,522,683

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s Inc.	1,224,244	80,469,558
Columbia Sportswear Co.(b)	805,197	56,178,595
Deckers Outdoor Corp.(a)(b)	775,822	103,960,148
Skechers U.S.A. Inc., Class A(a)(b)	3,713,574	88,160,247

		328,768,548

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp. Inc.	12,960,347	121,697,658
Washington Federal Inc.	2,168,638	56,297,843

		177,995,501

Trading Companies & Distributors — 0.8%
GATX Corp.(b)	972,378	60,831,968
MSC Industrial Direct Co. Inc., Class A	1,247,401	68,569,633
NOW Inc.(a)(b)	3,028,440	15,626,750
Watsco Inc.	905,368	143,075,305

		288,103,656

Water Utilities — 0.7%
Essential Utilities Inc.	5,985,561	243,612,333

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	2,712,205	$45,456,556

Total Common Stocks — 99.6% (Cost: $44,199,302,320)		35,560,004,224

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	2,952,333,179	2,951,742,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	93,289,000	93,289,000

		3,045,031,712

Total Short-Term Investments — 8.5% (Cost: $3,045,368,376)		3,045,031,712

Total Investments in Securities — 108.1% (Cost: $47,244,670,696)		38,605,035,936

Other Assets, Less Liabilities — (8.1)%		(2,882,579,889)

Net Assets — 100.0%		$35,722,456,047

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

11

Schedule of Investments March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.	29,178	$518,201
Aerojet Rocketdyne Holdings Inc.(a)(b)	60,556	2,533,057
Aerovironment Inc.(a)	16,509	1,006,389
Air Industries Group(a)(b)	7,343	7,784
Astronics Corp.(a)(b)	21,394	196,397
Astrotech Corp.(a)	1,452	3,775
Axon Enterprise Inc.(a)	50,411	3,567,586
Boeing Co. (The)	456,039	68,013,656
BWX Technologies Inc.(b)	83,015	4,043,661
CPI Aerostructures Inc.(a)(b)	7,206	16,213
Cubic Corp.(b)	23,640	976,568
Curtiss-Wright Corp.	37,272	3,444,305
Ducommun Inc.(a)(b)	7,673	190,674
General Dynamics Corp.	198,236	26,228,605
HEICO Corp.(b)	34,402	2,566,733
HEICO Corp., Class A	60,884	3,890,488
Hexcel Corp.	75,217	2,797,320
Howmet Aerospace Inc.	327,915	5,266,315
Huntington Ingalls Industries Inc.(b)	35,884	6,538,424
Innovative Solutions & Support Inc.(a)(b)	14,368	45,834
Kratos Defense & Security Solutions Inc.(a)(b)	72,777	1,007,234
L3Harris Technologies Inc.	190,064	34,234,328
Lockheed Martin Corp.	211,277	71,612,339
Maxar Technologies Inc.(a)	55,660	594,449
Mercury Systems Inc.(a)(b)	45,700	3,260,238
MICT Inc.(a)	4,533	3,400
Moog Inc., Class A	29,207	1,475,830
National Presto Industries Inc.	6,624	469,045
Northrop Grumman Corp.	133,394	40,358,355
Park Aerospace Corp.	15,268	192,377
Parsons Corp.(a)	15,811	505,320
Raytheon Co.	237,527	31,151,666
Raytheon Technologies Corp., NVS	694,187	65,482,660
SIFCO Industries Inc.(a)(b)	614	1,381
Spirit AeroSystems Holdings Inc., Class A	88,148	2,109,382
Teledyne Technologies Inc.(a)	31,165	9,264,420
Textron Inc.	190,460	5,079,568
TransDigm Group Inc.	42,163	13,500,171
Triumph Group Inc.	34,815	235,349
Vectrus Inc.(a)	7,690	318,443
Virgin Galactic Holdings Inc.(a)(b)	68,347	1,010,169
Virtra Inc.(a)	6,300	14,175

		413,732,284

Air Freight & Logistics — 0.5%
Air T Inc.(a)(b)	379	4,794
Air Transport Services Group Inc.(a)(b)	46,228	845,048
Atlas Air Worldwide Holdings Inc.(a)(b)	22,034	565,613
CH Robinson Worldwide Inc.	112,840	7,470,008
Echo Global Logistics Inc.(a)(b)	21,774	371,900
Expeditors International of Washington Inc.	144,686	9,653,450
FedEx Corp.	203,425	24,667,315
Forward Air Corp.	23,183	1,174,219
Hub Group Inc., Class A(a)	29,502	1,341,456
Radiant Logistics Inc.(a)(b)	23,401	90,562
United Parcel Service Inc., Class B	598,123	55,876,651
XPO Logistics Inc.(a)(b)	76,313	3,720,259

		105,781,275

Security	Shares	Value

Airlines — 0.2%
Alaska Air Group Inc.	104,931	$2,987,385
Allegiant Travel Co.	9,650	789,370
American Airlines Group Inc.	330,282	4,026,138
Delta Air Lines Inc.	485,932	13,863,640
Hawaiian Holdings Inc.	45,219	472,086
JetBlue Airways Corp.(a)	255,123	2,283,351
Mesa Air Group Inc.(a)(b)	51,111	168,155
SkyWest Inc.	45,557	1,193,138
Southwest Airlines Co.	400,085	14,247,027
Spirit Airlines Inc.(a)(b)	58,858	758,680
United Airlines Holdings Inc.(a)(b)	186,563	5,886,063

		46,675,033

Auto Components — 0.2%
Adient PLC(a)	72,204	654,890
American Axle & Manufacturing Holdings Inc.(a)(b)	88,889	320,889
Aptiv PLC	214,694	10,571,533
Autoliv Inc.	68,253	3,140,321
BorgWarner Inc.	174,288	4,247,399
Cooper Tire & Rubber Co.	44,951	732,701
Cooper-Standard Holdings Inc.(a)(b)	12,730	130,737
Dana Inc.	125,201	977,820
Delphi Technologies PLC(a)	74,603	600,554
Dorman Products Inc.(a)	22,909	1,266,180
Fox Factory Holding Corp.(a)(b)	32,404	1,360,968
Garrett Motion Inc.(a)	60,795	173,874
Gentex Corp.	210,541	4,665,589
Gentherm Inc.(a)	24,774	777,904
Goodyear Tire & Rubber Co. (The)	203,683	1,185,435
Horizon Global Corp.(a)(b)	38,807	72,569
LCI Industries	22,092	1,476,408
Lear Corp.	45,891	3,728,644
Modine Manufacturing Co.(a)(b)	59,048	191,906
Motorcar Parts of America Inc.(a)(b)	28,868	363,160
Shiloh Industries Inc.(a)(b)	7,612	9,515
Standard Motor Products Inc.	20,471	850,980
Stoneridge Inc.(a)(b)	22,311	373,709
Strattec Security Corp.	16,507	238,856
Superior Industries International Inc.	58,976	70,771
Sypris Solutions Inc.(a)(b)	15,121	9,299
Tenneco Inc., Class A	36,265	130,554
Unique Fabricating Inc.	714	1,671
Veoneer Inc.(a)(b)	87,632	641,466
Visteon Corp.(a)(b)	21,649	1,038,719
Workhorse Group Inc.(a)(b)	29,814	53,963
XPEL Inc.(a)(b)	23,159	232,053

		40,291,037

Automobiles — 0.5%
Arcimoto Inc.(a)(b)	12,488	14,361
Ford Motor Co.	3,305,402	15,965,092
General Motors Co.	1,066,907	22,170,328
Harley-Davidson Inc.	127,456	2,412,742
Tesla Inc.(a)(b)	121,667	63,753,508
Thor Industries Inc.	46,907	1,978,537
Winnebago Industries Inc.	24,124	670,888

		106,965,456

Banks — 4.3%
1st Constitution Bancorp.	6,837	90,590
1st Source Corp.	14,402	467,057
ACNB Corp.	6,831	204,930

12

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Allegiance Bancshares Inc.(b)	16,009	$385,977
Amalgamated Bank, Class A	28,908	312,785
Amerant Bancorp Inc.(a)(b)	24,662	379,548
American National Bankshares Inc.	15,969	381,659
American River Bankshares	6,900	59,478
Ameris Bancorp	47,216	1,121,852
AmeriServ Financial Inc.	14,825	38,842
Ames National Corp.	7,544	154,275
Arrow Financial Corp.	8,881	247,513
Associated Banc-Corp.	135,897	1,738,123
Atlantic Capital Bancshares Inc.(a)	7,210	85,583
Atlantic Union Bankshares Corp.	68,290	1,495,551
Auburn National Bancorp. Inc.	595	23,330
Banc of California Inc.	44,159	353,272
BancFirst Corp.	14,632	488,270
Bancorp. Inc. (The)(a)(b)	29,827	181,050
BancorpSouth Bank	85,408	1,615,919
Bank First Corp.	7,503	420,168
Bank of America Corp.	6,896,706	146,417,068
Bank of Commerce Holdings	8,196	64,503
Bank of Hawaii Corp.	36,839	2,034,986
Bank of Marin Bancorp.	13,418	402,540
Bank of Princeton (The)	14,882	346,006
Bank of South Carolina Corp.	960	14,400
Bank of the James Financial Group Inc.	775	6,588
Bank OZK	97,570	1,629,419
Bank7 Corp.	2,920	23,185
BankFinancial Corp.	29	255
BankUnited Inc.	91,414	1,709,442
Bankwell Financial Group Inc.	6,791	103,631
Banner Corp.	19,279	636,978
Bar Harbor Bankshares	14,292	246,966
Baycom Corp.(a)(b)	21,588	260,135
BCB Bancorp. Inc.	7,567	80,589
Berkshire Hills Bancorp. Inc.	42,544	632,204
BOK Financial Corp.	25,010	1,064,426
Boston Private Financial Holdings Inc.	41,027	293,343
Bridge Bancorp. Inc.	7,592	160,647
Brookline Bancorp. Inc.	34,424	388,303
Bryn Mawr Bank Corp.	15,267	433,277
Business First Bancshares Inc.	20,136	271,836
Byline Bancorp Inc.	24,195	250,902
C&F Financial Corp.	704	28,090
Cadence Bancorp	101,899	667,438
Cambridge Bancorp	6,287	326,924
Camden National Corp.	8,072	253,864
Capital Bancorp Inc./MD(a)(b)	36,720	459,734
Capital City Bank Group Inc.	7,704	155,004
Capstar Financial Holdings Inc.	30,152	298,203
Carolina Financial Corp.	19,142	495,204
Carter Bank & Trust	9,303	85,402
Cathay General Bancorp.	60,136	1,380,121
CB Financial Services Inc.	829	16,008
CBTX Inc.	14,994	266,443
CenterState Bank Corp.(b)	97,427	1,678,667
Central Pacific Financial Corp.	9,084	144,436
Central Valley Community Bancorp.	7,497	97,761
Century Bancorp. Inc./MA, Class A, NVS	787	48,983
Chemung Financial Corp.	774	25,527
CIT Group Inc.	81,786	1,411,626

Security	Shares	Value

Banks (continued)
Citigroup Inc.	1,860,364	$78,358,532
Citizens & Northern Corp.	8,162	163,240
Citizens Community Bancorp. Inc./WI(b)	799	5,154
Citizens Financial Group Inc.	386,520	7,270,441
Citizens Holding Co.	828	16,659
City Holding Co.	11,902	791,840
Civista Bancshares Inc.	7,716	115,431
CNB Financial Corp./PA	8,295	156,527
Coastal Financial Corp./WA(a)(b)	32,065	337,003
Codorus Valley Bancorp. Inc.	7,683	123,696
Colony Bankcorp Inc.	6,844	85,550
Columbia Banking System Inc.	49,678	1,331,370
Comerica Inc.	128,770	3,778,112
Commerce Bancshares Inc.(b)	93,333	4,699,317
Community Bank System Inc.(b)	34,800	2,046,240
Community Bankers Trust Corp.	15,926	77,241
Community Financial Corp. (The)	880	19,448
Community First Bancshares Inc./GA(a)(b)	2,609	17,924
Community Trust Bancorp. Inc.	14,741	468,616
Community West Bancshares	6,850	41,717
ConnectOne Bancorp. Inc.(b)	28,039	376,844
County Bancorp. Inc.(b)	862	15,947
CrossFirst Bankshares Inc.(a)(b)	36,139	303,568
Cullen/Frost Bankers Inc.	51,821	2,891,094
Customers Bancorp. Inc.(a)	20,396	222,928
CVB Financial Corp.	129,001	2,586,470
Dime Community Bancshares Inc.	52,241	716,224
Eagle Bancorp. Inc.	22,182	670,118
Eagle Bancorp. Montana Inc.	850	13,779
East West Bancorp. Inc.	119,457	3,074,823
Emclaire Financial Corp.	214	4,973
Enterprise Bancorp. Inc./MA	6,953	187,661
Enterprise Financial Services Corp.	15,196	424,120
Equity Bancshares Inc., Class A(a)	7,707	132,946
Esquire Financial Holdings Inc.(a)	22,519	338,911
Evans Bancorp. Inc.	793	19,278
Farmers & Merchants Bancorp. Inc./Archbold OH	16,844	436,428
Farmers National Banc Corp.	14,884	173,101
Fauquier Bankshares Inc.	831	11,219
FB Financial Corp.	14,483	285,605
Fidelity D&D Bancorp. Inc.	6,967	355,456
Fifth Third Bancorp	615,533	9,140,665
Financial Institutions Inc.	8,352	151,505
First Bancorp. Inc./ME	7,614	167,508
First Bancorp./Puerto Rico	144,865	770,682
First Bancorp./Southern Pines NC	16,228	374,542
First Bancshares Inc. (The)(b)	6,675	127,292
First Bank/Hamilton NJ(b)	7,272	50,468
First Busey Corp.	35,788	612,333
First Business Financial Services Inc.	7,358	114,049
First Capital Inc.	627	37,557
First Choice Bancorp	21,795	327,143
First Citizens BancShares Inc./NC, Class A	7,448	2,479,216
First Commonwealth Financial Corp.	43,630	398,778
First Community Bankshares Inc.	14,371	334,844
First Community Corp./SC	6,879	108,138
First Financial Bancorp	66,509	991,649
First Financial Bankshares Inc.	112,030	3,006,885
First Financial Corp./IN	8,783	296,163
First Financial Northwest Inc.	7,608	76,384

13

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Foundation Inc.	21,353	$218,228
First Guaranty Bancshares Inc.	19,811	285,873
First Hawaiian Inc.	110,598	1,828,185
First Horizon National Corp.	261,314	2,106,191
First Internet Bancorp.	843	13,842
First Interstate BancSystem Inc., Class A	29,024	837,052
First Merchants Corp.	43,691	1,157,375
First Mid Bancshares Inc.	279	6,623
First Midwest Bancorp. Inc.	83,714	1,107,955
First National Corp./VA(b)	3,235	48,525
First Northwest Bancorp	8,283	90,036
First of Long Island Corp. (The)	21,546	373,823
First Republic Bank/CA	134,247	11,045,843
First Savings Financial Group Inc.	214	8,335
First U.S. Bancshares Inc.	6,768	41,556
First United Corp.	7,000	100,030
First Western Financial Inc.(a)(b)	29,733	396,936
Flushing Financial Corp.	22,431	299,678
FNB Corp.	309,071	2,277,853
FNCB Bancorp Inc.	62,189	429,726
Franklin Financial Network Inc.(b)	14,486	295,370
Franklin Financial Services Corp.	883	24,238
Fulton Financial Corp.	136,195	1,564,881
FVCBankcorp Inc.(a)(b)	26,799	356,963
German American Bancorp. Inc.	15,021	412,326
Glacier Bancorp. Inc.	73,372	2,495,015
Glen Burnie Bancorp	598	4,664
Great Southern Bancorp. Inc.	7,561	305,464
Great Western Bancorp. Inc.	30,924	633,324
Guaranty Bancshares Inc./TX	15,508	358,855
Hancock Whitney Corp.	79,662	1,555,002
Hanmi Financial Corp.	14,565	158,030
Harborone Bancorp Inc.(a)(b)	55,009	414,218
Hawthorn Bancshares Inc.	7,090	130,102
HBT Financial Inc.	7,482	78,785
Heartland Financial USA Inc.	24,565	741,863
Heritage Commerce Corp.	15,333	117,604
Heritage Financial Corp./WA	22,192	443,840
Hilltop Holdings Inc.	60,920	921,110
Home BancShares Inc./AR	127,904	1,533,569
HomeTrust Bancshares Inc.	14,728	234,470
Hope Bancorp Inc.	83,765	688,548
Horizon Bancorp Inc./IN	21,862	215,559
Howard Bancorp. Inc.(a)(b)	1,401	15,215
Huntington Bancshares Inc./OH	912,816	7,494,219
IBERIABANK Corp.	51,821	1,873,847
Independent Bank Corp.	24,450	1,573,846
Independent Bank Corp./MI	15,842	203,887
Independent Bank Group Inc.	31,180	738,342
International Bancshares Corp.	45,009	1,209,842
Investar Holding Corp.	6,880	87,858
Investors Bancorp. Inc.	210,530	1,682,135
JPMorgan Chase & Co.	2,674,044	240,744,181
KeyCorp.	878,336	9,108,344
Lakeland Bancorp. Inc.	30,742	332,321
Lakeland Financial Corp.	22,131	813,314
Landmark Bancorp. Inc./Manhattan KS	781	15,932
LCNB Corp.	7,404	93,290
Level One Bancorp. Inc.	20,081	361,458
Limestone Bancorp. Inc.(a)(b)	457	5,091

Security	Shares	Value

Banks (continued)
Live Oak Bancshares Inc.(b)	31,651	$394,688
M&T Bank Corp.	115,358	11,931,478
Macatawa Bank Corp.	22,300	158,776
Mackinac Financial Corp.	764	7,984
MainStreet Bancshares Inc.(a)(b)	1,804	30,235
Malvern Bancorp. Inc.(a)(b)	6,817	83,508
Mercantile Bank Corp.	14,438	305,652
Meridian Corp.(a)	1,164	15,924
Metropolitan Bank Holding Corp.(a)	13,343	359,327
Mid Penn Bancorp. Inc.	790	15,998
Middlefield Banc Corp.	538	8,506
Midland States Bancorp. Inc.	20,172	352,808
MidWestOne Financial Group Inc.	7,216	151,103
MutualFirst Financial Inc.	6,848	193,114
MVB Financial Corp.	30,403	387,638
National Bank Holdings Corp., Class A	22,819	545,374
National Bankshares Inc.	7,219	230,286
NBT Bancorp. Inc.	24,473	792,680
Nicolet Bankshares Inc.(a)(b)	7,193	392,594
Northeast Bank(a)	1,049	12,231
Northrim Bancorp. Inc.	6,851	184,977
Norwood Financial Corp.	1,117	29,824
Oak Valley Bancorp.	6,820	107,347
OFG Bancorp.	36,448	407,489
Ohio Valley Banc Corp.	781	23,414
Old National Bancorp./IN	128,716	1,697,764
Old Point Financial Corp.	766	11,582
Old Second Bancorp. Inc.	22,765	157,306
Opus Bank	15,503	268,667
Origin Bancorp Inc.	14,118	285,889
Orrstown Financial Services Inc.	7,644	105,258
Pacific Mercantile Bancorp.(a)(b)	8,270	38,952
Pacific Premier Bancorp. Inc.	41,444	780,805
PacWest Bancorp.	107,762	1,931,095
Park National Corp.	9,227	716,384
Parke Bancorp. Inc.	8,044	108,514
Pathfinder Bancorp. Inc.	713	7,629
Patriot National Bancorp Inc.	59	361
PCB Bancorp.	29,873	292,158
Peapack Gladstone Financial Corp.	8,394	150,672
Penns Woods Bancorp. Inc.	9,580	232,794
Peoples Bancorp. Inc./OH	15,025	332,804
Peoples Bancorp. of North Carolina Inc.	893	18,181
Peoples Financial Services Corp.	6,869	272,974
People’s United Financial Inc.	375,793	4,152,513
People’s Utah Bancorp.	2,323	44,997
Pinnacle Financial Partners Inc.(b)	66,583	2,499,526
Plumas Bancorp.	6,657	123,155
PNC Financial Services Group Inc. (The)	378,079	36,189,722
Popular Inc.	89,454	3,130,890
Preferred Bank/Los Angeles CA	8,025	271,406
Premier Financial Bancorp. Inc.	8,037	99,659
Prosperity Bancshares Inc.	78,092	3,767,939
QCR Holdings Inc.	8,097	219,186
RBB Bancorp.	22,775	312,473
Regions Financial Corp.	862,894	7,740,159
Reliant Bancorp Inc.	21,394	241,110
Renasant Corp.	45,089	984,744
Republic Bancorp. Inc./KY, Class A	7,421	245,116
Republic First Bancorp. Inc.(a)	29,260	64,079

14

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Richmond Mutual Bancorp. Inc.(a)	36,720	$374,544
Riverview Financial Corp.	6,713	43,433
S&T Bancorp. Inc.	20,643	563,967
Salisbury Bancorp. Inc.	207	6,417
Sandy Spring Bancorp. Inc.	28,703	649,836
SB Financial Group Inc.	865	9,619
SB One Bancorp.	754	12,818
Seacoast Banking Corp. of Florida(a)	38,063	696,934
Select Bancorp. Inc.(a)(b)	7,413	56,561
ServisFirst Bancshares Inc.	36,078	1,057,807
Shore Bancshares Inc.	8,335	90,435
Sierra Bancorp.	7,745	136,157
Signature Bank/New York NY	47,472	3,816,274
Simmons First National Corp., Class A	85,481	1,572,850
SmartFinancial Inc.	6,954	105,770
Sound Financial Bancorp. Inc.	260	5,548
South Plains Financial Inc.	2,685	41,591
South State Corp.	30,175	1,772,178
Southern First Bancshares Inc.(a)	6,766	191,951
Southern National Bancorp. of Virginia Inc.	14,573	143,398
Southside Bancshares Inc.	22,366	679,703
Southwest Georgia Financial Corp.	281	5,132
Spirit of Texas Bancshares Inc.(a)	22,223	229,786
Sterling Bancorp./DE	173,281	1,810,786
Stock Yards Bancorp. Inc.	15,443	446,766
Summit Financial Group Inc.	7,488	158,820
Summit State Bank	868	6,935
SVB Financial Group(a)(b)	44,284	6,690,427
Synovus Financial Corp.	128,005	2,247,768
TCF Financial Corp.	134,092	3,038,525
Texas Capital Bancshares Inc.(a)	38,212	847,160
Tompkins Financial Corp.	8,179	587,252
TowneBank/Portsmouth VA	52,087	942,254
TriCo Bancshares	15,579	464,566
TriState Capital Holdings Inc.(a)	15,669	151,519
Triumph Bancorp. Inc.(a)	28,545	742,170
Truist Financial Corp.	1,142,755	35,242,564
Trustmark Corp.	54,693	1,274,347
U.S. Bancorp.	1,223,638	42,154,329
UMB Financial Corp.	36,802	1,706,877
Umpqua Holdings Corp.	180,047	1,962,512
Union Bankshares Inc./Morrisville VT	808	18,180
United Bancorp. Inc./OH	6,673	73,536
United Bancshares Inc./OH	679	11,034
United Bankshares Inc./WV	96,596	2,229,436
United Community Banks Inc./GA	36,095	660,899
United Security Bancshares/Fresno CA	8,339	53,370
Unity Bancorp. Inc.	6,828	79,888
Univest Financial Corp.	15,081	246,122
Valley National Bancorp.	357,232	2,611,366
Veritex Holdings Inc.	32,103	448,479
Village Bank and Trust Financial Corp.(a)(b)	113	2,859
Washington Trust Bancorp. Inc.	14,167	517,946
Webster Financial Corp.	74,888	1,714,935
Wellesley Bank	267	7,874
Wells Fargo & Co.	3,283,914	94,248,332
WesBanco Inc.	50,573	1,198,580
West Bancorp. Inc.	14,394	235,342
Westamerica Bancorp.	18,144	1,066,504
Western Alliance Bancorp.	81,385	2,491,195

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	44,277	$1,454,942
Zions Bancorp. N.A.	157,396	4,211,917

		921,919,215

Beverages — 1.7%
Alkaline Water Co. Inc. (The)(a)(b)	159,303	95,582
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	7,535	2,769,565
Brown-Forman Corp., Class A	45,880	2,357,314
Brown-Forman Corp., Class B, NVS	155,389	8,625,643
Celsius Holdings Inc.(a)(b)	122,760	516,820
Coca-Cola Co. (The)	3,284,911	145,357,312
Coca-Cola Consolidated Inc.(b)	4,618	962,992
Constellation Brands Inc., Class A	141,515	20,287,590
Craft Brew Alliance Inc.(a)(b)	7,564	112,704
Eastside Distilling Inc.(a)(b)	6,889	7,991
Keurig Dr Pepper Inc.	227,512	5,521,716
MGP Ingredients Inc.(b)	8,923	239,939
Molson Coors Beverage Co., Class B	157,188	6,131,904
Monster Beverage Corp.(a)	330,796	18,610,583
National Beverage Corp.(a)(b)	13,126	559,824
New Age Beverages Corp.(a)(b)	88,332	122,781
PepsiCo Inc.	1,187,606	142,631,481
Primo Water Corp.	18,032	163,371
Reed’s Inc.(a)(b)	7,683	3,649
Willamette Valley Vineyards Inc.(a)(b)	794	3,811

		355,082,572

Biotechnology — 3.0%
89bio Inc.(a)(b)	4,768	120,392
AbbVie Inc.	1,258,085	95,853,496
Abeona Therapeutics Inc.(a)(b)	21,939	46,072
ACADIA Pharmaceuticals Inc.(a)(b)	99,177	4,190,228
Acceleron Pharma Inc.(a)(b)	37,000	3,325,190
Achieve Life Sciences Inc.(a)(b)	1,892	618
Acorda Therapeutics Inc.(a)(b)	36,894	34,407
Actinium Pharmaceuticals Inc.(a)	30,010	5,822
Adamas Pharmaceuticals Inc.(a)(b)	29,608	85,567
ADMA Biologics Inc.(a)(b)	11,956	34,433
Aduro Biotech Inc.(a)	21,633	59,274
Advaxis Inc.(a)	1,169	620
Adverum Biotechnologies Inc.(a)(b)	43,195	422,015
Aeglea BioTherapeutics Inc.(a)	7,840	36,534
Agenus Inc.(a)(b)	61,625	150,981
AgeX Therapeutics Inc.(a)(b)	5,911	5,497
Agios Pharmaceuticals Inc.(a)(b)	47,974	1,702,118
AIM ImmunoTech Inc.(a)(b)	414	1,060
Aimmune Therapeutics Inc.(a)(b)	31,633	456,148
Akcea Therapeutics Inc.(a)(b)	14,270	204,061
Akebia Therapeutics Inc.(a)	100,431	761,267
Akero Therapeutics Inc.(a)	27,092	574,350
Albireo Pharma Inc.(a)(b)	2,646	43,315
Aldeyra Therapeutics Inc.(a)(b)	9,170	22,650
Alector Inc.(a)(b)	22,973	554,338
Alexion Pharmaceuticals Inc.(a)	187,702	16,853,763
Alkermes PLC(a)(b)	130,064	1,875,523
Allakos Inc.(a)(b)	20,882	929,040
Allena Pharmaceuticals Inc.(a)(b)	65,631	63,170
Allogene Therapeutics Inc.(a)(b)	35,905	697,993
Alnylam Pharmaceuticals Inc.(a)(b)	94,461	10,282,080
Alpine Immune Sciences Inc.(a)(b)	718	2,068
Altimmune Inc.(a)(b)	120	385

15

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
AMAG Pharmaceuticals Inc.(a)(b)	30,256	$186,982
Amgen Inc.	505,479	102,475,758
Amicus Therapeutics Inc.(a)(b)	187,213	1,729,848
AnaptysBio Inc.(a)(b)	20,105	284,084
Anavex Life Sciences Corp.(a)(b)	23,346	73,540
Anika Therapeutics Inc.(a)(b)	14,207	410,724
Anixa Biosciences Inc.(a)(b)	7,532	11,976
Apellis Pharmaceuticals Inc.(a)(b)	43,124	1,155,292
Applied Genetic Technologies Corp./DE(a)	7,781	25,522
Applied Therapeutics Inc.(a)	3,092	101,077
Aprea Therapeutics Inc.(a)(b)	5,364	186,453
Aptevo Therapeutics Inc.(a)	1,033	3,812
Aptinyx Inc.(a)(b)	13,026	28,136
AquaBounty Technologies Inc.(a)	234	381
Aravive Inc.(a)(b)	1,635	9,418
ARCA biopharma Inc.(a)	48	132
Arcturus Therapeutics Ltd.(a)(b)	43,889	596,452
Arcus Biosciences Inc.(a)(b)	38,814	538,738
Ardelyx Inc.(a)(b)	14,884	84,616
Arena Pharmaceuticals Inc.(a)(b)	38,629	1,622,418
Aridis Pharmaceuticals Inc.(a)(b)	5,063	29,214
Armata Pharmaceuticals Inc.(a)	5	16
Arrowhead Pharmaceuticals Inc.(a)(b)	85,658	2,464,381
ArTara Therapeutics Inc.(a)(b)	158	3,730
Assembly Biosciences Inc.(a)	20,845	309,131
Atara Biotherapeutics Inc.(a)(b)	49,582	421,943
Athenex Inc.(a)(b)	41,844	323,873
Athersys Inc.(a)(b)	67,822	203,466
Atossa Genetics Inc.(a)	54	72
Atreca Inc., Class A(a)(b)	42,761	707,695
aTyr Pharma Inc.(a)	406	1,137
AVEO Pharmaceuticals Inc.(a)	5,356	19,389
Avid Bioservices Inc.(a)(b)	29,674	151,634
Avrobio Inc.(a)(b)	34,617	538,641
AzurRx BioPharma Inc.(a)	15,952	9,252
Bellicum Pharmaceuticals Inc.(a)(b)	5,190	24,082
Biocept Inc.(a)	1,893	502
BioCryst Pharmaceuticals Inc.(a)(b)	75,217	150,434
Biogen Inc.(a)	153,518	48,570,025
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	34,736	1,182,066
BioMarin Pharmaceutical Inc.(a)(b)	149,181	12,605,794
Bio-Path Holdings Inc.(a)(b)	260	1,170
BioSpecifics Technologies Corp.(a)(b)	6,654	376,417
Bioxcel Therapeutics Inc.(a)	6,956	155,467
Bluebird Bio Inc.(a)(b)	46,497	2,137,002
Blueprint Medicines Corp.(a)(b)	46,605	2,725,460
BrainStorm Cell Therapeutics Inc.(a)(b)	15,117	70,143
Brickell Biotech Inc.(a)	983	1,170
Bridgebio Pharma Inc.(a)(b)	20,808	603,432
Cabaletta Bio Inc.(a)(b)	5,968	43,566
Caladrius Biosciences Inc.(a)(b)	6,591	11,864
Calithera Biosciences Inc.(a)	21,888	97,183
Calyxt Inc.(a)(b)	28,832	96,011
Cancer Genetics Inc.(a)	257	709
Capricor Therapeutics Inc.(a)	603	718
CareDx Inc.(a)(b)	31,019	677,145
CASI Pharmaceuticals Inc.(a)(b)	22,411	45,718
Castle Biosciences Inc.(a)(b)	22,571	672,842
Catabasis Pharmaceutical Inc.(a)	461	1,913
Catalyst Biosciences Inc.(a)	45	197

Security	Shares	Value

Biotechnology (continued)
Catalyst Pharmaceuticals Inc.(a)(b)	83,496	$321,460
Celcuity Inc.(a)(b)	23,916	155,454
Celldex Therapeutics Inc.(a)(b)	6,061	10,061
Cellectar Biosciences Inc.(a)	59	75
Cellular Biomedicine Group Inc.(a)(b)	7,350	116,277
CEL-SCI Corp.(a)(b)	12,497	144,215
Celsion Corp.(a)	461	417
Checkpoint Therapeutics Inc.(a)(b)	36,523	55,150
ChemoCentryx Inc.(a)	33,436	1,343,458
Chimerix Inc.(a)	61,071	87,942
Cidara Therapeutics Inc.(a)(b)	8,063	19,996
Cleveland BioLabs Inc.(a)	741	1,230
Clovis Oncology Inc.(a)(b)	44,511	283,090
Cohbar Inc.(a)(b)	157,290	179,311
Coherus Biosciences Inc.(a)	45,180	732,820
Conatus Pharmaceuticals Inc.(a)	14,186	4,399
Concert Pharmaceuticals Inc.(a)	14,229	125,784
Constellation Pharmaceuticals Inc.(a)(b)	8,198	257,663
ContraFect Corp.(a)(b)	7,884	45,412
Corbus Pharmaceuticals Holdings Inc.(a)(b)	59,399	311,251
Cortexyme Inc.(a)(b)	596	27,184
Corvus Pharmaceuticals Inc.(a)(b)	901	1,901
Crinetics Pharmaceuticals Inc.(a)(b)	20,233	297,425
CTI BioPharma Corp.(a)	15,202	13,986
Cue Biopharma Inc.(a)(b)	144	2,043
Curis Inc.(a)(b)	16,674	11,737
Cyclacel Pharmaceuticals Inc.(a)	796	307
Cyclerion Therapeutics Inc.(a)	13,390	35,484
Cytokinetics Inc.(a)(b)	38,626	455,401
CytomX Therapeutics Inc.(a)	39,218	300,802
Deciphera Pharmaceuticals Inc.(a)	13,592	559,583
Denali Therapeutics Inc.(a)(b)	55,129	965,309
DiaMedica Therapeutics Inc.(a)	7,277	20,376
Dicerna Pharmaceuticals Inc.(a)(b)	45,856	842,375
Dyadic International Inc.(a)(b)	2,880	14,976
Dynavax Technologies Corp.(a)(b)	44,455	156,926
Eagle Pharmaceuticals Inc./DE(a)(b)	5,447	250,562
Editas Medicine Inc.(a)(b)	39,427	781,837
Eidos Therapeutics Inc.(a)(b)	4,686	229,567
Eiger BioPharmaceuticals Inc.(a)	8,729	59,357
Emergent BioSolutions Inc.(a)	36,082	2,087,705
Enanta Pharmaceuticals Inc.(a)	12,875	662,161
Enochian Biosciences Inc.(a)(b)	68,273	204,819
Epizyme Inc.(a)(b)	59,747	926,676
Equillium Inc.(a)(b)	4,269	11,569
Esperion Therapeutics Inc.(a)(b)	20,957	660,774
Evelo Biosciences Inc.(a)(b)	58,669	220,302
Exact Sciences Corp.(a)	119,374	6,923,692
Exelixis Inc.(a)	247,693	4,265,273
Exicure Inc.(a)(b)	179,143	265,132
Fate Therapeutics Inc.(a)(b)	58,832	1,306,659
FibroGen Inc.(a)(b)	61,725	2,144,944
Five Prime Therapeutics Inc.(a)	22,248	50,503
Flexion Therapeutics Inc.(a)(b)	17,616	138,638
Fortress Biotech Inc.(a)(b)	82,822	156,534
Forty Seven Inc.(a)	28,273	2,697,810
Frequency Therapeutics Inc.(a)(b)	5,178	92,220
G1 Therapeutics Inc.(a)(b)	20,286	223,552
Galectin Therapeutics Inc.(a)(b)	23,296	45,660
Galera Therapeutics Inc.(a)	4,602	43,719

16

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Genocea Biosciences Inc.(a)	1,549	$2,664
GenVec Inc.(c)	437	0	(d)
Geron Corp.(a)(b)	127,530	151,761
Gilead Sciences Inc.	1,081,098	80,822,886
Global Blood Therapeutics Inc.(a)(b)	49,943	2,551,588
GlycoMimetics Inc.(a)	35,559	81,075
Gossamer Bio Inc.(a)	24,059	244,199
Gritstone Oncology Inc.(a)(b)	44,731	260,334
Halozyme Therapeutics Inc.(a)(b)	128,605	2,313,604
Harpoon Therapeutics Inc.(a)	5,614	65,010
Heat Biologics Inc.(a)(b)	407	232
Heron Therapeutics Inc.(a)(b)	68,084	799,306
Homology Medicines Inc.(a)(b)	20,648	320,870
Hookipa Pharma Inc.(a)	5,331	43,981
iBio Inc.(a)(b)	7,039	7,461
Ideaya Biosciences Inc.(a)(b)	4,736	19,512
Idera Pharmaceuticals Inc.(a)(b)	9,158	12,089
IGM Biosciences Inc.(a)(b)	9,856	553,414
Immucell Corp.(a)(b)	736	2,789
Immunic Inc.(a)(b)	318	1,898
ImmunoGen Inc.(a)	134,375	458,219
Immunomedics Inc.(a)(b)	144,741	1,951,109
Incyte Corp.(a)	148,179	10,851,148
Infinity Pharmaceuticals Inc.(a)	36,907	30,917
Inmune Bio Inc.(a)(b)	2,627	8,643
Inovio Pharmaceuticals Inc.(a)(b)	99,318	738,926
Insmed Inc.(a)	74,066	1,187,278
Intellia Therapeutics Inc.(a)(b)	14,992	183,352
Intercept Pharmaceuticals Inc.(a)(b)	20,411	1,285,077
Invitae Corp.(a)(b)	69,012	943,394
Ionis Pharmaceuticals Inc.(a)(b)	109,256	5,165,624
Iovance Biotherapeutics Inc.(a)(b)	98,588	2,951,232
Ironwood Pharmaceuticals Inc.(a)	128,890	1,300,500
IsoRay Inc.(a)(b)	51,949	27,533
IVERIC bio Inc.(a)(b)	22,803	78,442
Jounce Therapeutics Inc.(a)(b)	16,487	78,313
Kadmon Holdings Inc.(a)	165,276	692,506
KalVista Pharmaceuticals Inc.(a)	7,339	56,143
Karuna Therapeutics Inc.(a)(b)	7,800	561,600
Karyopharm Therapeutics Inc.(a)(b)	60,898	1,169,851
Kezar Life Sciences Inc.(a)	27,557	120,149
Kindred Biosciences Inc.(a)(b)	14,202	56,808
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	27,921	432,217
Kodiak Sciences Inc.(a)(b)	20,878	995,881
Krystal Biotech Inc.(a)(b)	10,259	443,599
Kura Oncology Inc.(a)	24,738	246,143
La Jolla Pharmaceutical Co.(a)	14,558	61,144
Lexicon Pharmaceuticals Inc.(a)(b)	25,240	49,218
Ligand Pharmaceuticals Inc.(a)(b)	15,499	1,127,087
Lineage Cell Therapeutics Inc.(a)(b)	57,484	47,603
LogicBio Therapeutics Inc.(a)(b)	5,624	27,783
Lumos Pharma Inc.(a)(b)	2,358	20,043
MacroGenics Inc.(a)(b)	35,466	206,412
Madrigal Pharmaceuticals Inc.(a)(b)	7,030	469,323
Magenta Therapeutics Inc.(a)(b)	16,578	104,110
MannKind Corp.(a)(b)	80,561	82,978
Marker Therapeutics Inc.(a)(b)	87,598	166,436
Matinas BioPharma Holdings Inc.(a)(b)	201,311	120,827
MediciNova Inc.(a)	25,127	93,472
MEI Pharma Inc.(a)	22,586	36,363

Security	Shares	Value

Biotechnology (continued)
Merrimack Pharmaceuticals Inc.	8,361	$17,976
Mersana Therapeutics Inc.(a)(b)	89,977	524,566
Millendo Therapeutics Inc.(a)	1,337	7,059
Minerva Neurosciences Inc.(a)(b)	14,334	86,291
Miragen Therapeutics Inc.(a)(b)	119	53
Mirati Therapeutics Inc.(a)(b)	28,887	2,220,544
Mirum Pharmaceuticals Inc.(a)	4,557	63,798
Moderna Inc.(a)(b)	174,061	5,213,127
Molecular Templates Inc.(a)(b)	6,192	82,292
Moleculin Biotech Inc.(a)	35,591	21,696
Momenta Pharmaceuticals Inc.(a)	96,769	2,632,117
Morphic Holding Inc.(a)	29,083	426,938
Mustang Bio Inc.(a)(b)	82,424	220,896
Myriad Genetics Inc.(a)(b)	61,589	881,339
NanoViricides Inc.(a)(b)	1,651	9,477
NantKwest Inc.(a)(b)	23,097	66,519
Natera Inc.(a)	47,345	1,413,722
Navidea Biopharmaceuticals Inc.(a)	5,914	4,504
Neoleukin Therapeutics Inc.(a)	7,526	85,646
Neon Therapeutics Inc.(a)(b)	13,406	35,392
NeuBase Therapeutics Inc.(a)(b)	784	5,582
Neurocrine Biosciences Inc.(a)	77,126	6,675,255
NextCure Inc.(a)(b)	13,120	486,358
Novavax Inc.(a)(b)	15,670	212,799
Ocugen Inc.(a)(b)	112	31
Oncocyte Corp.(a)(b)	693	1,698
OncoSec Medical Inc.(a)(b)	1,207	1,533
Oncternal Therapeutics Inc.(b)(c)	722	1,480
Oncternal Therapeutics Inc.(a)	722	2,115
OpGen Inc.(a)	1	3
OPKO Health Inc.(a)(b)	322,966	432,774
Oragenics Inc.(a)	854	495
Organogenesis Holdings Inc.(a)	50,947	164,559
Organovo Holdings Inc.(a)(b)	68,331	28,016
Orgenesis Inc.(a)(b)	10,225	38,855
Ovid therapeutics Inc.(a)(b)	23,900	71,222
Oyster Point Pharma Inc.(a)(b)	4,611	161,385
Palatin Technologies Inc.(a)(b)	113,955	48,271
PDL BioPharma Inc.(a)(b)	136,246	384,214
PDS Biotechnology Corp.(a)	277	202
Pfenex Inc.(a)(b)	14,404	127,043
PhaseBio Pharmaceuticals Inc.(a)	38,703	128,107
Phio Pharmaceuticals Corp.(a)	7	12
Pieris Pharmaceuticals Inc.(a)(b)	91,156	207,836
Plus Therapeutics Inc.(a)	9	17
PolarityTE Inc.(a)	16,927	18,281
Portola Pharmaceuticals Inc.(a)(b)	53,669	382,660
PRECIGEN Inc.(a)(b)	89,022	302,675
Precision BioSciences Inc.(a)(b)	6,964	41,993
Prevail Therapeutics Inc.(a)(b)	42,333	516,039
Principia Biopharma Inc.(a)	13,553	804,777
Progenics Pharmaceuticals Inc.(a)	42,882	162,952
Protagonist Therapeutics Inc.(a)(b)	34,689	244,904
Proteostasis Therapeutics Inc.(a)(b)	6,675	7,610
Prothena Corp. PLC(a)	36,885	394,669
PTC Therapeutics Inc.(a)	52,455	2,340,018
Puma Biotechnology Inc.(a)(b)	23,401	197,504
Ra Pharmaceuticals Inc.(a)	30,661	1,472,035
Radius Health Inc.(a)	36,618	476,034
Rapt Therapeutics Inc.(a)	2,338	49,729

17

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc.(a)	68,255	$33,328,234
REGENXBIO Inc.(a)(b)	28,247	914,638
Regulus Therapeutics Inc.(a)	1,182	545
Replimune Group Inc.(a)	43,440	433,097
Retrophin Inc.(a)(b)	27,419	400,043
Rexahn Pharmaceuticals Inc.(a)(b)	1,064	1,915
Rhythm Pharmaceuticals Inc.(a)	17,372	264,402
Rigel Pharmaceuticals Inc.(a)(b)	57,015	88,943
Rocket Pharmaceuticals Inc.(a)(b)	21,499	299,911
Rubius Therapeutics Inc.(a)(b)	8,355	37,180
Sage Therapeutics Inc.(a)	42,961	1,233,840
Salarius Pharmaceuticals Inc.(a)(b)	802	546
Sangamo Therapeutics Inc.(a)(b)	89,901	572,669
Sarepta Therapeutics Inc.(a)(b)	58,528	5,725,209
Savara Inc.(a)(b)	873	1,851
Scholar Rock Holding Corp.(a)(b)	28,017	339,286
Seattle Genetics Inc.(a)(b)	95,912	11,066,327
Selecta Biosciences Inc.(a)(b)	225,920	544,467
SELLAS Life Sciences Group Inc.(a)	2	3
Seneca Biopharma Inc.(a)	97	64
Seres Therapeutics Inc.(a)(b)	36,638	130,798
Sesen Bio Inc.(a)(b)	34,947	19,591
Soleno Therapeutics Inc.(a)	600	1,428
Solid Biosciences Inc.(a)(b)	14,617	34,935
Soligenix Inc.(a)(b)	13,654	22,939
Sorrento Therapeutics Inc.(a)(b)	60,148	110,672
Spectrum Pharmaceuticals Inc.(a)	90,625	211,156
Spero Therapeutics Inc.(a)(b)	43,904	354,744
Spring Bank Pharmaceuticals Inc.(a)(b)	45,482	42,298
SpringWorks Therapeutics Inc.(a)(b)	7,674	207,198
Stemline Therapeutics Inc.(a)(b)	24,798	120,022
Stoke Therapeutics Inc.(a)(b)	21,190	485,251
Sunesis Pharmaceuticals Inc.(a)(b)	8,116	3,367
Sutro Biopharma Inc.(a)	46,710	476,442
Syndax Pharmaceuticals Inc.(a)(b)	7,121	78,117
Synlogic Inc.(a)(b)	458	788
Synthetic Biologics Inc.(a)	1,090	350
Syros Pharmaceuticals Inc.(a)	59,444	352,503
T2 Biosystems Inc.(a)(b)	14,341	9,314
TCR2 Therapeutics Inc.(a)(b)	29,905	231,465
Tenax Therapeutics Inc.(a)	627	358
TG Therapeutics Inc.(a)(b)	60,504	595,359
Tocagen Inc.(a)(b)	45,152	55,085
Tonix Pharmaceuticals Holding Corp.(a)	5	4
Tracon Pharmaceuticals Inc.(a)	632	1,055
Translate Bio Inc.(a)(b)	60,657	604,750
Trevena Inc.(a)	23,289	13,203
Trovagene Inc.(a)	188	190
Turning Point Therapeutics Inc.(a)(b)	12,014	536,545
Twist Bioscience Corp.(a)(b)	22,708	694,411
Tyme Technologies Inc.(a)(b)	208,844	229,728
Ultragenyx Pharmaceutical Inc.(a)(b)	44,505	1,977,357
United Therapeutics Corp.(a)	36,936	3,502,456
UNITY Biotechnology Inc.(a)(b)	73,204	424,583
Vaccinex Inc.(a)(b)	2,566	10,264
Vanda Pharmaceuticals Inc.(a)	53,495	554,208
Vaxart Inc.(a)	1,830	3,239
VBI Vaccines Inc.(a)(b)	248,221	235,810
Veracyte Inc.(a)	38,524	936,518
Verastem Inc.(a)	62,031	163,762

Security	Shares	Value

Biotechnology (continued)
Vericel Corp.(a)(b)	32,119	$294,531
Vertex Pharmaceuticals Inc.(a)	218,734	52,047,755
Viela Bio Inc.(a)(b)	6,986	265,468
Viking Therapeutics Inc.(a)(b)	67,746	317,051
VistaGen Therapeutics Inc.(a)(b)	34,481	15,172
Voyager Therapeutics Inc.(a)	17,190	157,289
vTv Therapeutics Inc., Class A(a)(b)	7,239	13,826
X4 Pharmaceuticals Inc.(a)(b)	1,202	12,020
XBiotech Inc.(a)	7,198	76,443
Xencor Inc.(a)(b)	46,189	1,380,127
XOMA Corp.(a)(b)	7,499	152,605
Yield10 Bioscience Inc.(a)	7	26
Y-mAbs Therapeutics Inc.(a)(b)	22,511	587,537
Zafgen Inc.(a)(b)	15,126	11,647
ZIOPHARM Oncology Inc.(a)(b)	110,030	269,573

		634,479,656

Building Products — 0.4%
AAON Inc.(b)	31,876	1,540,248
Advanced Drainage Systems Inc.	45,184	1,330,217
Allegion PLC	81,557	7,504,875
Alpha Pro Tech Ltd.(a)(b)	14,259	172,249
American Woodmark Corp.(a)(b)	14,558	663,408
AO Smith Corp.	120,386	4,551,795
Apogee Enterprises Inc.	22,666	471,906
Armstrong Flooring Inc.(a)	21,711	31,047
Armstrong World Industries Inc.	44,255	3,514,732
Builders FirstSource Inc.(a)(b)	99,649	1,218,707
Continental Materials Corp.(a)	77	693
Cornerstone Building Brands Inc.(a)	29,919	136,431
CSW Industrials Inc.	14,232	922,945
Fortune Brands Home & Security Inc.	119,110	5,151,507
Gibraltar Industries Inc.(a)	23,100	991,452
Griffon Corp.	30,127	381,107
Insteel Industries Inc.	22,985	304,551
JELD-WEN Holding Inc.(a)	61,172	595,204
Jewett-Cameron Trading Co. Ltd.(a)	566	3,062
Johnson Controls International PLC	674,052	18,172,442
Lennox International Inc.	30,394	5,525,325
Masco Corp.	245,522	8,487,695
Masonite International Corp.(a)	22,742	1,079,108
Owens Corning	89,636	3,478,773
Patrick Industries Inc.	21,285	599,386
PGT Innovations Inc.(a)	61,639	517,151
Quanex Building Products Corp.	29,311	295,455
Resideo Technologies Inc.(a)(b)	102,959	498,322
Simpson Manufacturing Co. Inc.	31,749	1,967,803
Tecogen Inc.(a)(b)	7,482	6,958
Trane Technologies PLC	203,747	16,827,465
Trex Co. Inc.(a)(b)	49,838	3,994,017
Universal Forest Products Inc.	53,927	2,005,545

		92,941,581

Capital Markets — 2.7%
Affiliated Managers Group Inc.	40,449	2,392,154
Ameriprise Financial Inc.	111,743	11,451,423
Apollo Global Management Inc.	170,609	5,715,401
Ares Management Corp., Class A	58,182	1,799,569
Artisan Partners Asset Management Inc., Class A	43,085	925,897
Ashford Inc.(a)(b)	329	1,892
Assetmark Financial Holdings Inc.(a)(b)	18,253	372,179

18

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Associated Capital Group Inc., Class A	1,422	$43,513
B. Riley Financial Inc.	2,604	47,966
Bank of New York Mellon Corp. (The)	712,141	23,984,909
BGC Partners Inc., Class A	230,338	580,452
BlackRock Inc.(e)	99,060	43,583,429
Blackstone Group Inc. (The), Class A	562,806	25,647,069
Blucora Inc.(a)	44,059	530,911
BrightSphere Investment Group PLC(a)	59,530	380,397
Calamos Asset Management Inc.(a)(c)	4,841	0	(d)
Cboe Global Markets Inc.	95,979	8,566,126
Charles Schwab Corp. (The)	977,617	32,867,483
CME Group Inc.(b)	304,003	52,565,159
Cohen & Co. Inc.	735	2,440
Cohen & Steers Inc.	23,315	1,059,667
Cowen Inc., Class A(b)	21,928	211,824
Diamond Hill Investment Group Inc.	627	56,580
Donnelley Financial Solutions Inc.(a)	22,180	116,889
E*TRADE Financial Corp.	190,460	6,536,587
Eaton Vance Corp., NVS	92,670	2,988,607
Evercore Inc., Class A	36,385	1,675,893
FactSet Research Systems Inc.	31,807	8,291,449
Federated Hermes Inc.	75,889	1,445,685
Focus Financial Partners Inc., Class A(a)(b)	19,794	455,460
Franklin Resources Inc.	232,795	3,885,348
GAIN Capital Holdings Inc.	21,841	121,873
GAMCO Investors Inc., Class A	6,497	71,402
Goldman Sachs Group Inc. (The)	270,375	41,797,271
Great Elm Capital Group Inc.(a)(b)	5,167	9,611
Greenhill & Co. Inc.	22,714	223,506
Hamilton Lane Inc., Class A	22,365	1,237,008
Hennessy Advisors Inc.	4,118	30,144
Houlihan Lokey Inc.(b)	32,490	1,693,379
Interactive Brokers Group Inc., Class A(b)	66,595	2,874,906
Intercontinental Exchange Inc.	475,240	38,375,630
INTL. FCStone Inc.(a)(b)	14,314	519,026
Invesco Ltd.	332,652	3,020,480
Janus Henderson Group PLC	128,287	1,965,357
KKR & Co. Inc., Class A, NVS	463,657	10,882,030
Lazard Ltd., Class A	95,600	2,252,336
Legg Mason Inc.	68,460	3,344,271
LPL Financial Holdings Inc.	72,069	3,922,716
Manning & Napier Inc.	14,333	17,916
MarketAxess Holdings Inc.	31,699	10,542,136
Medley Management Inc., Class A(b)	4,829	3,282
Moelis & Co., Class A	50,495	1,418,909
Moody’s Corp.	137,500	29,081,250
Morgan Stanley	989,357	33,638,138
Morningstar Inc.	15,057	1,750,376
MSCI Inc.(b)	72,542	20,961,736
Nasdaq Inc.	98,951	9,395,397
National Holdings Corp.(a)	7,435	11,599
Northern Trust Corp.	182,304	13,756,660
Oppenheimer Holdings Inc., Class A, NVS	7,630	150,769
Piper Sandler Cos	14,279	722,089
PJT Partners Inc., Class A(b)	14,739	639,525
Pzena Investment Management Inc., Class A	14,276	63,671
Raymond James Financial Inc.	104,633	6,612,806
S&P Global Inc.	208,497	51,092,190
Safeguard Scientifics Inc.	9,536	52,925
Sculptor Capital Management Inc.	21,761	294,644

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	104,641	$4,849,064
Siebert Financial Corp.(a)(b)	37,361	269,746
Silvercrest Asset Management Group Inc., Class A	6,923	65,491
State Street Corp.	314,149	16,734,717
Stifel Financial Corp.	59,776	2,467,553
T Rowe Price Group Inc.	197,958	19,330,599
TD Ameritrade Holding Corp.	224,701	7,788,137
Tradeweb Markets Inc., Class A(b)	53,755	2,259,860
U.S. Global Investors Inc., Class A, NVS	15,313	14,855
Value Line Inc.	194	6,276
Victory Capital Holdings Inc., Class A(b)	36,749	601,214
Virtu Financial Inc., Class A	53,338	1,110,497
Virtus Investment Partners Inc.	6,824	519,375
Waddell & Reed Financial Inc., Class A	70,081	797,522
Westwood Holdings Group Inc.	7,268	133,077
WisdomTree Investments Inc.	69,999	163,098

		587,840,403

Chemicals — 1.7%
Advanced Emissions Solutions Inc.	42,039	276,196
AdvanSix Inc.(a)	23,150	220,851
AgroFresh Solutions Inc.(a)(b)	21,955	36,006
Air Products & Chemicals Inc.	186,817	37,290,541
Albemarle Corp.(b)	90,357	5,093,424
American Vanguard Corp.(b)	21,926	317,050
Amyris Inc.(a)(b)	20,631	52,815
Ashland Global Holdings Inc.	47,865	2,396,601
Axalta Coating Systems Ltd.(a)	178,265	3,078,637
Balchem Corp.	29,532	2,915,399
Cabot Corp.	52,112	1,361,165
Celanese Corp.	106,251	7,797,761
CF Industries Holdings Inc.	186,816	5,081,395
Chase Corp.	7,209	593,229
Chemours Co. (The)	137,215	1,217,097
Core Molding Technologies Inc.(a)	7,214	11,110
Corteva Inc.(a)	635,923	14,944,191
Dow Inc.(a)	634,832	18,562,488
DuPont de Nemours Inc.	629,709	21,473,077
Eastman Chemical Co.	116,629	5,432,579
Ecolab Inc.	213,162	33,217,034
Element Solutions Inc.(a)(b)	173,419	1,449,783
Ferro Corp.(a)	67,947	635,984
Flotek Industries Inc.(a)(b)	44,440	39,552
FMC Corp.	112,036	9,152,221
FutureFuel Corp.	15,897	179,159
GCP Applied Technologies Inc.(a)(b)	49,814	886,689
Hawkins Inc.	7,545	268,602
HB Fuller Co.	38,327	1,070,473
Huntsman Corp.	177,581	2,562,494
Ikonics Corp.(a)(b)	237	751
Ingevity Corp.(a)	36,854	1,297,261
Innospec Inc.	21,713	1,508,836
International Flavors & Fragrances Inc.(b)	90,884	9,277,439
Intrepid Potash Inc.(a)(b)	89,733	71,786
Koppers Holdings Inc.(a)(b)	15,265	188,828
Kraton Corp.(a)	23,259	188,398
Kronos Worldwide Inc.	17,378	146,670
Linde PLC	458,020	79,237,460
Livent Corp.(a)(b)	107,278	563,210
Loop Industries Inc.(a)(b)	51,866	378,103
LSB Industries Inc.(a)	15,142	31,798

19

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell(c)	14,275	$6,181
LyondellBasell Industries NV, Class A	216,508	10,745,292
Marrone Bio Innovations Inc.(a)(b)	15,693	12,820
Minerals Technologies Inc.	29,658	1,075,399
Mosaic Co. (The)(b)	298,592	3,230,765
NewMarket Corp.	6,520	2,496,312
Northern Technologies International Corp.	1,582	11,707
Olin Corp.	134,984	1,575,263
OMNOVA Solutions Inc.(a)	37,517	380,422
PolyOne Corp.	77,239	1,465,224
PPG Industries Inc.	202,426	16,922,814
PQ Group Holdings Inc.(a)(b)	30,826	336,003
Quaker Chemical Corp.(b)	10,011	1,264,189
Rayonier Advanced Materials Inc.	36,743	38,948
RPM International Inc.	109,981	6,543,870
Scotts Miracle-Gro Co. (The)	31,616	3,237,478
Sensient Technologies Corp.	37,333	1,624,359
Sherwin-Williams Co. (The)	69,712	32,034,058
Stepan Co.	20,637	1,825,549
Taronis Technologiess Inc.(a)	21,385	3,424
Trecora Resources(a)	15,132	90,035
Tredegar Corp.	21,860	341,672
Trinseo SA	37,221	674,072
Tronox Holdings PLC, Class A(a)	84,793	422,269
Valvoline Inc.	158,664	2,076,912
Venator Materials PLC(a)(b)	43,921	75,544
Westlake Chemical Corp.	30,610	1,168,384
WR Grace & Co.	49,195	1,751,342

		361,934,450

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	57,926	1,411,077
ACCO Brands Corp.	83,412	421,231
Acme United Corp.	740	15,000
ADT Inc.(b)	89,395	386,186
Advanced Disposal Services Inc.(a)(b)	66,404	2,178,051
AMREP Corp.(a)	692	3,322
Aqua Metals Inc.(a)(b)	20,583	9,266
ARC Document Solutions Inc.	30,352	24,585
Brady Corp., Class A, NVS	46,994	2,120,839
BrightView Holdings Inc.(a)(b)	17,503	193,583
Brink’s Co. (The)	44,778	2,330,695
Casella Waste Systems Inc., Class A(a)(b)	32,021	1,250,740
CECO Environmental Corp.(a)	22,331	104,286
Charah Solutions Inc.(a)(b)	7,096	12,134
Cimpress PLC(a)(b)	22,121	1,176,837
Cintas Corp.(b)	70,156	12,152,422
Clean Harbors Inc.(a)	44,480	2,283,603
CompX International Inc.	257	3,906
Copart Inc.(a)(b)	170,460	11,679,919
Covanta Holding Corp.	105,419	901,332
Deluxe Corp.	38,097	987,855
Document Security Systems Inc.(a)(b)	21,716	4,302
Ennis Inc.	21,949	412,202
Fuel Tech Inc.(a)	14,960	5,992
Harsco Corp.(a)(b)	67,426	469,959
Healthcare Services Group Inc.	60,472	1,445,886
Heritage-Crystal Clean Inc.(a)(b)	14,365	233,288
Herman Miller Inc.	45,830	1,017,426
HNI Corp.	37,189	936,791
Hudson Technologies Inc.(a)(b)	22,682	15,644

Security	Shares	Value

Commercial Services & Supplies (continued)
IAA Inc.(a)	112,227	$3,362,321
Interface Inc.	44,799	338,680
JanOne Inc.(a)	173	374
KAR Auction Services Inc.	112,227	1,346,724
Kimball International Inc., Class B, NVS	7,500	89,325
Knoll Inc.	30,720	317,030
Matthews International Corp., Class A	30,388	735,086
McGrath RentCorp.	23,033	1,206,469
Mobile Mini Inc.	37,331	979,192
MSA Safety Inc.(b)	29,128	2,947,754
NL Industries Inc.	7,591	22,621
Odyssey Marine Exploration Inc.(a)(b)	6,875	23,031
Performant Financial Corp.(a)(b)	30,213	27,192
Perma-Fix Environmental Services(a)(b)	8,242	42,941
PICO Holdings Inc.(a)	9,740	75,777
Pitney Bowes Inc.	107,353	219,000
Quad/Graphics Inc.	21,719	54,732
Quest Resource Holding Corp.(a)	7,717	9,029
Republic Services Inc.	183,065	13,740,859
Rollins Inc.(b)	125,696	4,542,653
RR Donnelley & Sons Co.	67,682	64,873
SP Plus Corp.(a)(b)	14,933	309,860
Steelcase Inc., Class A	74,345	733,785
Stericycle Inc.(a)(b)	72,569	3,525,402
Team Inc.(a)(b)	22,796	148,174
Tetra Tech Inc.	45,721	3,228,817
U.S. Ecology Inc.	27,389	832,626
UniFirst Corp./MA(b)	14,365	2,170,408
Viad Corp.(b)	15,208	322,866
Virco Manufacturing Corp.(a)	7,277	15,282
VSE Corp.	7,298	119,614
Waste Management Inc.	331,048	30,641,803
Wilhelmina International Inc.(a)(b)	303	964

		116,383,623

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	32,732	2,198,936
ADTRAN Inc.	38,209	293,445
Applied Optoelectronics Inc.(a)(b)	14,303	108,560
Arista Networks Inc.(a)(b)	46,115	9,340,593
Aviat Networks Inc.(a)(b)	6,871	58,404
BK Technologies Corp.(a)	13,581	22,544
CalAmp Corp.(a)(b)	73,450	330,525
Calix Inc.(a)	37,328	264,282
Cambium Networks Corp.(a)(b)	5,214	29,198
Casa Systems Inc.(a)	20,069	70,242
Ciena Corp.(a)(b)	132,218	5,263,599
Cisco Systems Inc.	3,612,288	141,999,041
Clearfield Inc.(a)(b)	8,128	96,317
ClearOne Inc.(a)	8,515	14,305
CommScope Holding Co. Inc.(a)(b)	162,509	1,480,457
Communications Systems Inc.	6,892	30,738
Comtech Telecommunications Corp.	20,954	278,479
DASAN Zhone Solutions Inc.(a)(b)	6,360	26,648
Digi International Inc.(a)(b)	21,935	209,260
EchoStar Corp., Class A(a)(b)	37,474	1,198,044
EMCORE Corp.(a)(b)	6,934	15,532
Extreme Networks Inc.(a)	80,202	247,824
F5 Networks Inc.(a)	51,086	5,447,300
Genasys Inc.(a)(b)	23,424	76,596
Harmonic Inc.(a)(b)	68,429	394,151

20

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Infinera Corp.(a)(b)	136,709	$724,558
Inseego Corp.(a)(b)	32,215	200,699
InterDigital Inc.	29,531	1,317,969
Juniper Networks Inc.	289,625	5,543,423
KVH Industries Inc.(a)(b)	14,262	134,491
Lantronix Inc.(a)	7,403	14,473
Lumentum Holdings Inc.(a)(b)	65,304	4,812,905
Motorola Solutions Inc.	148,874	19,788,332
NETGEAR Inc.(a)(b)	29,176	666,380
NetScout Systems Inc.(a)	58,160	1,376,647
Network-1 Technologies Inc.	8,362	18,229
Optical Cable Corp.(a)(b)	7,368	17,683
PC-Tel Inc.	10,804	71,847
Plantronics Inc.	29,250	294,255
Resonant Inc.(a)	6,867	10,163
Ribbon Communications Inc.(a)(b)	38,276	115,976
TESSCO Technologies Inc.	6,803	33,267
Ubiquiti Inc.(b)	10,260	1,452,611
ViaSat Inc.(a)(b)	50,683	1,820,533
Viavi Solutions Inc.(a)	188,811	2,116,571
Vislink Technologies Inc.(a)	20	4
Westell Technologies Inc., Class A(a)	8,304	6,477

		210,032,513

Construction & Engineering — 0.2%
AECOM(a)	126,864	3,786,890
Aegion Corp.(a)(b)	29,886	535,856
Ameresco Inc., Class A(a)(b)	15,172	258,379
Arcosa Inc.(b)	39,311	1,562,219
Argan Inc.	10,485	362,466
Comfort Systems USA Inc.	29,627	1,082,867
Concrete Pumping Holdings Inc.(a)(b)	10,051	28,746
Construction Partners Inc., Class A(a)	38,594	651,853
Dycom Industries Inc.(a)(b)	24,277	622,705
EMCOR Group Inc.	47,009	2,882,592
Fluor Corp.	118,265	817,211
Goldfield Corp. (The)(a)	22,666	64,371
Granite Construction Inc.	36,558	554,950
Great Lakes Dredge & Dock Corp.(a)	45,394	376,770
HC2 Holdings Inc.(a)(b)	22,396	34,714
IES Holdings Inc.(a)(b)	7,415	130,875
Infrastructure and Energy Alternatives Inc.(a)(b)	8,620	17,326
Jacobs Engineering Group Inc.	115,183	9,130,556
Limbach Holdings Inc.(a)(b)	5,234	14,917
MasTec Inc.(a)	52,908	1,731,679
MYR Group Inc.(a)	15,307	400,890
Northwest Pipe Co.(a)	7,587	168,811
NV5 Global Inc.(a)(b)	7,293	301,128
Orion Group Holdings Inc.(a)(b)	22,557	58,648
Primoris Services Corp.	30,235	480,737
Quanta Services Inc.	120,928	3,837,045
Sterling Construction Co. Inc.(a)(b)	14,886	141,417
Tutor Perini Corp.(a)	30,751	206,647
Valmont Industries Inc.	17,776	1,883,901
WillScot Corp.(a)(b)	30,873	312,744

		32,439,910

Construction Materials — 0.1%
Eagle Materials Inc.	37,969	2,218,149
Forterra Inc.(a)(b)	16,074	96,123
Martin Marietta Materials Inc.(b)	52,346	9,905,434

Security	Shares	Value

Construction Materials (continued)
Summit Materials Inc., Class A(a)	98,612	$1,479,180
Tecnoglass Inc.	605	2,335
U.S. Concrete Inc.(a)	14,182	257,261
U.S. Lime & Minerals Inc.	502	37,073
Vulcan Materials Co.(b)	111,962	12,099,733

		26,095,288

Consumer Finance — 0.5%
Ally Financial Inc.	327,946	4,732,261
American Express Co.	572,153	48,982,018
Asta Funding Inc.(a)(b)	7,439	61,744
Atlanticus Holdings Corp.(a)(b)	6,675	66,216
Capital One Financial Corp.	397,062	20,019,866
Consumer Portfolio Services Inc.(a)(b)	15,229	20,711
Credit Acceptance Corp.(a)(b)	10,865	2,778,072
Curo Group Holdings Corp.	28,428	150,668
Discover Financial Services	271,078	9,669,352
Elevate Credit Inc.(a)(b)	115,275	119,886
Encore Capital Group Inc.(a)(b)	17,441	407,771
Enova International Inc.(a)(b)	22,715	329,140
EZCORP Inc., Class A, NVS(a)(b)	44,560	185,815
FirstCash Inc.	36,666	2,630,419
Green Dot Corp., Class A(a)(b)	39,138	993,714
LendingClub Corp.(a)(b)	68,793	540,025
LendingTree Inc.(a)(b)	6,315	1,158,108
Medallion Financial Corp.(a)(b)	79,677	148,199
Navient Corp.	185,404	1,405,362
Nelnet Inc., Class A	21,153	960,558
Nicholas Financial Inc.(a)(b)	8,118	47,409
OneMain Holdings Inc.	66,066	1,263,182
Oportun Financial Corp.(a)(b)	5,461	57,614
PRA Group Inc.(a)(b)	37,741	1,046,181
Regional Management Corp.(a)	7,747	105,824
Santander Consumer USA Holdings Inc.	89,252	1,241,495
SLM Corp.	359,597	2,585,502
Synchrony Financial	480,522	7,731,599
World Acceptance Corp.(a)(b)	7,393	403,732

		109,842,443

Containers & Packaging — 0.4%
Amcor PLC(a)	1,377,853	11,188,166
AptarGroup Inc.	52,613	5,237,098
Avery Dennison Corp.	70,188	7,150,052
Ball Corp.	284,246	18,379,346
Berry Global Group Inc.(a)(b)	111,661	3,764,092
Crown Holdings Inc.(a)	112,502	6,529,616
Graphic Packaging Holding Co.	246,118	3,002,640
Greif Inc., Class A, NVS	22,257	691,970
Greif Inc., Class B	7,430	297,646
International Paper Co.	326,978	10,178,825
Myers Industries Inc.	22,431	241,133
O-I Glass Inc.	135,337	962,246
Packaging Corp. of America	78,121	6,783,246
Ranpak Holdings Corp.(a)(b)	7,061	44,202
Sealed Air Corp.	133,229	3,292,089
Silgan Holdings Inc.(b)	61,434	1,782,815
Sonoco Products Co.	83,688	3,878,939
UFP Technologies Inc.(a)(b)	6,851	260,955
Westrock Co.	219,197	6,194,507

		89,859,583

21

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.1%
AMCON Distributing Co.	53	$3,339
Core-Mark Holding Co. Inc.	37,458	1,070,175
Educational Development Corp.	1,390	6,463
Funko Inc., Class A(a)	9,448	37,698
Genuine Parts Co.	121,942	8,210,355
Greenlane Holdings Inc., Class A(a)(b)	5,530	9,512
LKQ Corp.(a)(b)	256,242	5,255,523
Pool Corp.	32,417	6,378,693
Weyco Group Inc.	6,825	137,660

		21,109,418

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	45,190	1,210,640
American Public Education Inc.(a)	14,727	352,417
Aspen Group Inc./CO(a)(b)	95,548	763,428
Bright Horizons Family Solutions Inc.(a)	50,414	5,142,228
Carriage Services Inc.	14,768	238,503
Chegg Inc.(a)	99,363	3,555,208
Collectors Universe Inc.	7,270	113,921
Franchise Group Inc.(b)	6,721	58,607
frontdoor Inc.(a)	72,468	2,520,437
Graham Holdings Co., Class B	3,232	1,102,661
Grand Canyon Education Inc.(a)	42,549	3,245,850
H&R Block Inc.(b)	173,446	2,442,120
Houghton Mifflin Harcourt Co.(a)	83,244	156,499
HyreCar Inc.(a)(b)	10,746	14,615
K12 Inc.(a)	37,784	712,606
Laureate Education Inc., Class A(a)	91,443	961,066
Lincoln Educational Services Corp.(a)(b)	22,278	49,012
OneSpaWorld Holdings Ltd.	19,711	80,027
Perdoceo Education Corp.(a)	52,890	570,683
Regis Corp.(a)(b)	30,158	178,234
Select Interior Concepts Inc., Class A(a)(b)	37,896	78,445
Service Corp. International	151,910	5,941,200
ServiceMaster Global Holdings Inc.(a)	112,637	3,041,199
Strategic Education Inc.	17,702	2,474,031
Universal Technical Institute Inc.(a)(b)	15,325	91,184
WW International Inc.(a)(b)	43,505	735,669
XpresSpa Group Inc.(a)	332	65
Zovio Inc.(a)(b)	14,875	24,544

		35,855,099

Diversified Financial Services — 1.5%
Alerus Financial Corp.	2,274	37,567
A-Mark Precious Metals Inc.(a)(b)	684	8,400
Berkshire Hathaway Inc., Class B(a)	1,664,016	304,232,045
Cannae Holdings Inc.(a)(b)	53,774	1,800,891
Equitable Holdings Inc.	374,907	5,417,406
FGL Holdings(b)	149,909	1,469,108
FlexShopper Inc.(a)(b)	8,212	10,429
GWG Holdings Inc.(a)	186	1,890
Jefferies Financial Group Inc.	217,008	2,966,499
LM Funding America Inc.(a)	426	234
Marlin Business Services Corp.	7,534	84,155
On Deck Capital Inc.(a)	30,040	46,262
Voya Financial Inc.(b)	118,138	4,790,496

		320,865,382

Diversified Telecommunication Services — 1.8%
Alaska Communications Systems Group Inc.(a)	44,924	78,168
Anterix Inc.(a)(b)	7,680	350,746
AT&T Inc.	6,227,688	181,537,105

Security	Shares	Value

Diversified Telecommunication Services (continued)
ATN International Inc.	7,682	$451,010
Bandwidth Inc., Class A(a)(b)	13,802	928,737
CenturyLink Inc.	835,495	7,903,783
Cincinnati Bell Inc.(a)(b)	26,821	392,659
Cogent Communications Holdings Inc.	35,012	2,869,934
Consolidated Communications Holdings Inc.	60,668	276,039
Frontier Communications Corp.(a)(b)	79,469	30,198
GCI Liberty Inc., Class A(a)	84,300	4,802,571
Globalstar Inc.(a)(b)	1,178,207	347,100
IDT Corp., Class B(a)	9,245	50,108
Iridium Communications Inc.(a)(b)	81,063	1,810,137
Ooma Inc.(a)	8,637	103,039
ORBCOMM Inc.(a)	42,619	103,990
Otelco Inc., Class A(a)	811	3,820
Verizon Communications Inc.	3,528,571	189,590,120
Vonage Holdings Corp.(a)(b)	178,145	1,287,988

		392,917,252

Electric Utilities — 2.1%
ALLETE Inc.	42,579	2,583,694
Alliant Energy Corp.	202,465	9,777,035
American Electric Power Co. Inc.	415,779	33,254,004
Avangrid Inc.	48,072	2,104,592
Duke Energy Corp.	614,759	49,721,708
Edison International	305,519	16,739,386
El Paso Electric Co.	35,747	2,429,366
Entergy Corp.	169,586	15,935,996
Evergy Inc.	200,918	11,060,536
Eversource Energy	274,534	21,471,304
Exelon Corp.	823,988	30,330,998
FirstEnergy Corp.	460,064	18,434,765
Genie Energy Ltd., Class B	14,870	106,767
Hawaiian Electric Industries Inc.	89,478	3,852,028
IDACORP Inc.	43,289	3,800,341
MGE Energy Inc.	30,586	2,002,465
NextEra Energy Inc.	416,718	100,270,685
NRG Energy Inc.	217,776	5,936,574
OGE Energy Corp.	167,794	5,156,310
Otter Tail Corp.	38,409	1,707,664
Pinnacle West Capital Corp.	96,345	7,301,988
PNM Resources Inc.	66,972	2,544,936
Portland General Electric Co.	74,405	3,566,976
PPL Corp.	655,844	16,186,230
Southern Co. (The)	896,760	48,550,586
Spark Energy Inc., Class A	13,984	87,680
Xcel Energy Inc.	443,718	26,756,195

		441,670,809

Electrical Equipment — 0.5%
Acuity Brands Inc.(b)	32,840	2,813,074
Allied Motion Technologies Inc.(b)	6,842	162,155
American Superconductor Corp.(a)(b)	8,199	44,931
AMETEK Inc.	195,683	14,093,090
Atkore International Group Inc.(a)	45,052	949,246
AZZ Inc.	22,177	623,617
Babcock & Wilcox Enterprises Inc.(a)(b)	16,180	16,504
Bloom Energy Corp., Class A(a)	16,593	86,781
Broadwind Energy Inc.(a)(b)	14,888	20,843
Capstone Turbine Corp.(a)(b)	1,371	1,645
Eaton Corp. PLC	355,662	27,631,381
Emerson Electric Co.	518,822	24,721,868

22

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Encore Wire Corp.	15,594	$654,792
Energous Corp.(a)(b)	20,745	15,414
Energy Focus Inc.(a)(b)	7,418	2,448
EnerSys	36,947	1,829,615
Espey Manufacturing & Electronics Corp.	612	11,098
FuelCell Energy Inc.(a)(b)	189,829	286,642
Generac Holdings Inc.(a)(b)	52,788	4,918,258
GrafTech International Ltd.	39,490	320,659
Hubbell Inc.	44,388	5,093,079
Ideal Power Inc.(a)(b)	636	1,202
LSI Industries Inc.	21,852	82,601
nVent Electric PLC	143,658	2,423,510
Ocean Power Technologies Inc.(a)	15	6
Orion Energy Systems Inc.(a)(b)	22,785	84,305
Pioneer Power Solutions Inc.(a)	6,718	10,413
Plug Power Inc.(a)(b)	175,521	621,344
Powell Industries Inc.	7,435	190,856
Preformed Line Products Co.	650	32,390
Regal Beloit Corp.	37,361	2,351,875
Rockwell Automation Inc.	98,608	14,880,933
Sensata Technologies Holding PLC(a)(b)	136,224	3,940,960
Servotronics Inc.	113	767
Sunrun Inc.(a)(b)	64,645	652,914
Sunworks Inc.(a)	1,820	684
Thermon Group Holdings Inc.(a)(b)	23,409	352,774
TPI Composites Inc.(a)(b)	15,368	227,139
Ultralife Corp.(a)(b)	7,716	40,123
Vicor Corp.(a)(b)	14,437	643,024
Vivint Solar Inc.(a)(b)	24,837	108,538

		110,943,498

Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)(b)	6,697	14,733
Airgain Inc.(a)	36,349	268,619
Akoustis Technologies Inc.(a)(b)	43,285	232,440
Amphenol Corp., Class A	252,575	18,407,666
Anixter International Inc.(a)	22,751	1,999,130
Applied DNA Sciences Inc.(a)(b)	366	1,471
Arlo Technologies Inc.(a)	45,781	111,248
Arrow Electronics Inc.(a)	70,107	3,636,450
Avnet Inc.	88,733	2,227,198
Badger Meter Inc.(b)	22,721	1,217,846
Bel Fuse Inc., Class A	246	1,722
Bel Fuse Inc., Class B, NVS	7,495	73,001
Belden Inc.	36,778	1,326,950
Benchmark Electronics Inc.	38,337	766,357
CDW Corp./DE	122,816	11,455,048
Cemtrex Inc.(a)(b)	788	547
ClearSign Technologies Corp.(a)	2,687	1,935
Coda Octopus Group Inc.(a)(b)	36,926	207,155
Cognex Corp.(b)	144,072	6,082,720
Coherent Inc.(a)(b)	21,622	2,300,797
Corning Inc.	667,243	13,705,171
CPS Technologies Corp.(a)(b)	7,295	7,368
CTS Corp.(b)	23,422	582,974
CUI Global Inc.(a)(b)	15,355	13,683
Daktronics Inc.	30,278	149,271
Data I/O Corp.(a)	7,211	20,263
Digital Ally Inc.(a)	889	756
Dolby Laboratories Inc., Class A	54,032	2,929,075
Electro-Sensors Inc.(a)	222	606

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ePlus Inc.(a)	15,134	$947,691
Fabrinet(a)	30,068	1,640,510
FARO Technologies Inc.(a)	14,866	661,537
Fitbit Inc., Class A(a)	178,756	1,190,515
FLIR Systems Inc.	112,442	3,585,775
Frequency Electronics Inc.(a)(b)	7,211	65,909
Identiv Inc.(a)(b)	8,370	28,291
IEC Electronics Corp.(a)(b)	7,718	45,845
II-VI Inc.(a)(b)	74,869	2,133,767
Image Sensing Systems Inc.(a)(b)	6,842	24,768
Insight Enterprises Inc.(a)(b)	30,007	1,264,195
Intellicheck Inc.(a)(b)	7,363	24,961
IPG Photonics Corp.(a)(b)	30,149	3,324,832
Iteris Inc.(a)(b)	22,322	71,430
Itron Inc.(a)	27,292	1,523,712
Jabil Inc.	120,315	2,957,343
KEMET Corp.(b)	40,392	975,871
Key Tronic Corp.(a)(b)	7,652	22,267
Keysight Technologies Inc.(a)(b)	160,009	13,389,553
Kimball Electronics Inc.(a)	15,726	171,728
Knowles Corp.(a)	68,437	915,687
LGL Group Inc. (The)(a)	449	4,010
LightPath Technologies Inc., Class A(a)	8,320	8,902
Littelfuse Inc.	20,867	2,784,075
Luna Innovations Inc.(a)(b)	29,433	181,013
Methode Electronics Inc.	30,182	797,710
MicroVision Inc.(a)(b)	38,300	6,607
MTS Systems Corp.	14,744	331,740
Napco Security Technologies Inc.(a)(b)	8,343	126,563
National Instruments Corp.	98,008	3,242,105
Neonode Inc.(a)(b)	2,003	3,545
nLight Inc.(a)	32,231	338,103
Novanta Inc.(a)(b)	29,390	2,347,673
OSI Systems Inc.(a)	14,964	1,031,319
PAR Technology Corp.(a)(b)	7,786	100,128
PC Connection Inc.(b)	16,549	681,984
Perceptron Inc.(a)(b)	7,566	21,790
Plexus Corp.(a)	29,221	1,594,298
Powerfleet Inc.(a)	8,227	28,465
Research Frontiers Inc.(a)(b)	15,151	35,453
RF Industries Ltd.	7,218	28,655
Richardson Electronics Ltd.	8,189	31,364
Rogers Corp.(a)(b)	15,147	1,430,180
Sanmina Corp.(a)	67,563	1,843,119
ScanSource Inc.(a)(b)	22,366	478,409
Schmitt Industries Inc.(a)	498	1,370
SigmaTron International Inc.(a)	6,682	18,843
Superconductor Technologies Inc.(a)	30	6
SYNNEX Corp.	35,015	2,559,597
Taitron Components Inc., Class A	800	1,776
TE Connectivity Ltd.	284,584	17,923,100
Tech Data Corp.(a)	29,972	3,921,836
Trimble Inc.(a)	209,379	6,664,534
TTM Technologies Inc.(a)(b)	81,608	843,827
Universal Security Instruments Inc.(a)	622	236
Vishay Intertechnology Inc.	105,999	1,527,446
Vishay Precision Group Inc.(a)(b)	8,260	165,861
Wayside Technology Group Inc.	830	10,616
Wireless Telecom Group Inc.(a)(b)	14,813	14,072
Wrap Technologies Inc.(a)(b)	67,139	286,012

23

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)(b)	46,124	$8,468,366

		162,593,095

Energy Equipment & Services — 0.2%
Apergy Corp.(a)(b)	67,296	386,952
Archrock Inc.	112,668	423,632
Aspen Aerogels Inc.(a)(b)	14,760	90,626
Baker Hughes Co.	549,868	5,773,614
Cactus Inc., Class A	37,601	436,172
Core Laboratories NV(b)	37,280	385,475
Covia Holdings Corp.(a)(b)	87,774	50,154
Dawson Geophysical Co.(a)(b)	38,963	37,903
Diamond Offshore Drilling Inc.(a)(b)	66,765	122,180
DMC Global Inc.	12,754	293,470
Dril-Quip Inc.(a)	28,397	866,109
ENGlobal Corp.(a)(b)	14,356	10,623
Enservco Corp.(a)(b)	21,932	2,568
Era Group Inc.(a)	15,094	80,451
Exterran Corp.(a)	43,548	209,030
Forum Energy Technologies Inc.(a)(b)	96,043	17,028
Frank’s International NV(a)(b)	61,283	158,723
FTS International Inc.(a)(b)	23,748	5,296
Geospace Technologies Corp.(a)	14,187	90,797
Gulf Island Fabrication Inc.(a)(b)	8,404	25,212
Halliburton Co.	732,252	5,015,926
Helix Energy Solutions Group Inc.(a)	114,151	187,208
Helmerich & Payne Inc.	89,884	1,406,685
Hi-Crush Inc.(a)	231,877	54,491
Independence Contract Drilling Inc.(a)	1,050	1,470
ION Geophysical Corp.(a)(b)	7,477	9,496
KLX Energy Services Holdings Inc.(a)	16,797	11,758
Liberty Oilfield Services Inc., Class A	32,068	86,263
Mammoth Energy Services Inc.(b)	22,511	16,856
Matrix Service Co.(a)	22,356	211,711
Mitcham Industries Inc.(a)	8,173	10,216
Nabors Industries Ltd.	245,436	95,745
National Oilwell Varco Inc.	321,030	3,155,725
Natural Gas Services Group Inc.(a)	17	76
NCS Multistage Holdings Inc.(a)	90,632	58,004
Newpark Resources Inc.(a)	74,340	66,683
NexTier Oilfield Solutions Inc.(a)(b)	137,502	160,877
Nine Energy Service Inc.(a)(b)	13,742	11,108
Noble Corp. PLC(a)(b)	210,281	54,673
Oceaneering International Inc.(a)	90,227	265,267
Oil States International Inc.(a)	58,022	117,785
Patterson-UTI Energy Inc.	182,118	427,977
Profire Energy Inc.(a)(b)	23,207	18,278
ProPetro Holding Corp.(a)(b)	69,058	172,645
Quintana Energy Services Inc.(a)(b)	6,342	5,518
Ranger Energy Services Inc.(a)(b)	4,168	16,922
RigNet Inc.(a)(b)	8,278	14,900
RPC Inc.	40,315	83,049
Schlumberger Ltd.	1,198,572	16,168,736
SEACOR Holdings Inc.(a)	15,607	420,765
SEACOR Marine Holdings Inc.(a)(b)	37,984	166,370
Select Energy Services Inc., Class A(a)(b)	45,776	147,856
Smart Sand Inc.(a)(b)	117,072	121,755
Solaris Oilfield Infrastructure Inc., Class A	29,722	156,041
Superior Drilling Products Inc.(a)(b)	7,359	2,557
Synthesis Energy Systems Inc.(a)(b)	796	1,672
TechnipFMC PLC	353,418	2,382,037

Security	Shares	Value

Energy Equipment & Services (continued)
TETRA Technologies Inc.(a)	74,757	$23,922
Tidewater Inc.(a)(b)	27,197	192,555
Transocean Ltd.(a)(b)	491,880	570,581
U.S. Silica Holdings Inc.	53,484	96,271
U.S. Well Services Inc.(a)(b)	53,284	15,985
Valaris PLC(a)(b)	165,473	74,479

		41,744,909

Entertainment — 1.8%
Activision Blizzard Inc.	654,124	38,907,295
AMC Entertainment Holdings Inc., Class A(b)	47,683	150,678
Ballantyne Strong Inc.(a)(b)	8,311	14,212
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,008	20,304
Cinedigm Corp., Class A(a)(b)	7,620	2,781
Cinemark Holdings Inc.	89,727	914,318
Electronic Arts Inc.(a)	249,427	24,985,103
Gaia Inc.(a)(b)	14,896	132,276
Global Eagle Entertainment Inc.(a)(b)	37,602	5,930
Glu Mobile Inc.(a)(b)	96,828	609,048
Liberty Media Corp.-Liberty Braves, Class A(a)	16,499	321,730
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	29,461	561,527
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,197	366,567
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	185,385	5,048,034
Lions Gate Entertainment Corp., Class A(a)	47,823	290,764
Lions Gate Entertainment Corp., Class B, NVS(a)	90,422	504,555
Live Nation Entertainment Inc.(a)(b)	119,752	5,443,926
LiveXLive Media Inc.(a)(b)	77,776	122,886
Madison Square Garden Co. (The), Class A(a)(b)	14,612	3,089,123
Marcus Corp. (The)	15,060	185,539
Netflix Inc.(a)	372,838	140,000,669
NTN Buzztime Inc.(a)	331	503
Reading International Inc., Class A, NVS(a)(b)	14,736	57,323
Roku Inc.(a)(b)	77,278	6,760,279
Sciplay Corp.(a)(b)	13,785	131,302
Take-Two Interactive Software Inc.(a)	95,910	11,375,885
Walt Disney Co. (The)(b)	1,534,709	148,252,889
World Wrestling Entertainment Inc., Class A(b)	38,425	1,303,760
Zynga Inc., Class A(a)	782,636	5,361,057

		394,920,263

Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	69,064	855,703
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	39,427	2,440,531
Alexander & Baldwin Inc.	52,438	588,354
Alexander’s Inc.	1,605	442,900
Alexandria Real Estate Equities Inc.	104,385	14,307,008
American Assets Trust Inc.	35,568	889,200
American Campus Communities Inc.	113,209	3,141,550
American Finance Trust Inc.	90,227	563,919
American Homes 4 Rent, Class A	210,464	4,882,765
American Tower Corp.	376,842	82,057,345
Americold Realty Trust(b)	158,197	5,385,026
Apartment Investment & Management Co., Class A	127,174	4,470,166
Apple Hospitality REIT Inc.	197,238	1,808,672
Armada Hoffler Properties Inc.	64	685
Ashford Hospitality Trust Inc.	66,429	49,104
AvalonBay Communities Inc.	118,874	17,494,687
Bluerock Residential Growth REIT Inc.	15,011	83,611

24

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Boston Properties Inc.	122,262	$11,276,224
Braemar Hotels & Resorts Inc.	16,677	28,351
Brandywine Realty Trust	142,687	1,501,067
Brixmor Property Group Inc.	249,633	2,371,514
BRT Apartments Corp.	7,449	76,352
Camden Property Trust	82,551	6,541,341
CareTrust REIT Inc.	79,665	1,178,245
CatchMark Timber Trust Inc., Class A	30,254	218,434
CBL & Associates Properties Inc.	81,814	16,371
Cedar Realty Trust Inc.	51,381	47,944
Chatham Lodging Trust	22,646	134,517
CIM Commercial Trust Corp.	1,414	15,681
City Office REIT Inc.	52,892	382,409
Clipper Realty Inc.	36,349	188,288
Colony Capital Inc.	412,496	721,868
Columbia Property Trust Inc.	104,429	1,305,363
Community Healthcare Trust Inc.	16,546	633,381
Condor Hospitality Trust Inc.	4,796	19,712
CoreCivic Inc.	112,192	1,253,185
CorEnergy Infrastructure Trust Inc.	8,128	149,393
CorePoint Lodging Inc.	35,395	138,748
CoreSite Realty Corp.	29,673	3,439,101
Corporate Office Properties Trust	89,981	1,991,280
Cousins Properties Inc.	122,100	3,573,867
Crown Castle International Corp.(b)	354,183	51,144,025
CubeSmart	158,453	4,244,956
CyrusOne Inc.(b)	95,703	5,909,660
DiamondRock Hospitality Co.(b)	185,407	941,868
Digital Realty Trust Inc.	224,051	31,122,924
Diversified Healthcare Trust	201,299	730,715
Douglas Emmett Inc.	140,245	4,278,875
Duke Realty Corp.	310,136	10,042,204
Easterly Government Properties Inc.	79,159	1,950,478
EastGroup Properties Inc.	30,473	3,183,819
Empire State Realty Trust Inc., Class A(b)	97,784	876,145
EPR Properties	67,707	1,639,864
Equinix Inc.(b)	72,585	45,334,413
Equity Commonwealth	113,230	3,590,523
Equity LifeStyle Properties Inc.	153,328	8,813,293
Equity Residential	298,900	18,445,119
Essential Properties Realty Trust Inc.	51,390	671,153
Essex Property Trust Inc.	57,324	12,625,038
Extra Space Storage Inc.(b)	107,464	10,290,753
Farmland Partners Inc.(b)	14,775	89,684
Federal Realty Investment Trust	58,983	4,400,722
First Industrial Realty Trust Inc.	109,517	3,639,250
Four Corners Property Trust Inc.	52,043	973,725
Franklin Street Properties Corp.(b)	75,356	431,790
Front Yard Residential Corp.	44,975	537,451
Gaming and Leisure Properties Inc.	173,207	4,799,566
GEO Group Inc. (The)	112,138	1,363,598
Getty Realty Corp.	22,287	529,093
Gladstone Commercial Corp.	15,733	225,926
Gladstone Land Corp.(b)	7,262	86,055
Global Medical REIT Inc.	44,668	452,040
Global Net Lease Inc.	67,565	903,344
Global Self Storage Inc.	7,180	25,202
Hannon Armstrong Sustainable Infrastructure Capital Inc.	54,371	1,109,712
Healthcare Realty Trust Inc.	102,643	2,866,819

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America Inc., Class A	171,752	$4,170,139
Healthpeak Properties Inc.	422,898	10,086,117
Hersha Hospitality Trust	35,977	128,798
Highwoods Properties Inc.	89,768	3,179,583
Host Hotels & Resorts Inc.	616,122	6,801,987
Hudson Pacific Properties Inc.	126,584	3,210,170
Independence Realty Trust Inc.	88,740	793,336
Industrial Logistics Properties Trust	68,224	1,196,649
Innovative Industrial Properties Inc.	14,223	1,079,952
Investors Real Estate Trust	15,626	859,430
Invitation Homes Inc.(b)	461,732	9,867,213
Iron Mountain Inc.	245,389	5,840,258
iStar Inc.	54,675	580,102
JBG SMITH Properties	98,234	3,126,788
Jernigan Capital Inc.	30,889	338,543
Kilroy Realty Corp.	80,053	5,099,376
Kimco Realty Corp.	347,145	3,356,892
Kite Realty Group Trust	82,386	780,195
Lamar Advertising Co., Class A	74,341	3,812,206
Lexington Realty Trust	219,866	2,183,269
Life Storage Inc.	38,693	3,658,423
LTC Properties Inc.	30,532	943,439
Macerich Co. (The)	87,395	492,034
Mack-Cali Realty Corp.	75,072	1,143,347
Medical Properties Trust Inc.	442,839	7,656,686
Mid-America Apartment Communities Inc.	97,258	10,020,492
Monmouth Real Estate Investment Corp.	61,176	737,171
National Health Investors Inc.	36,832	1,823,921
National Retail Properties Inc.	147,150	4,736,758
National Storage Affiliates Trust	43,848	1,297,901
New Senior Investment Group Inc.	51,379	131,530
NexPoint Residential Trust Inc.	15,664	394,889
Office Properties Income Trust	35,377	964,023
Omega Healthcare Investors Inc.	179,347	4,759,869
One Liberty Properties Inc.	14,151	197,123
Outfront Media Inc.	116,975	1,576,823
Paramount Group Inc.	158,478	1,394,606
Park Hotels & Resorts Inc.	201,527	1,594,079
Pebblebrook Hotel Trust(b)	110,836	1,207,004
Pennsylvania REIT(b)	61,218	55,806
Physicians Realty Trust	158,981	2,216,195
Piedmont Office Realty Trust Inc., Class A	119,967	2,118,617
Plymouth Industrial REIT Inc.	30,478	340,134
Postal Realty Trust Inc., Class A(b)	4,114	65,083
PotlatchDeltic Corp.	53,438	1,677,419
Power REIT(a)	239	2,493
Preferred Apartment Communities Inc., Class A	45,676	327,954
Prologis Inc.	628,176	50,486,505
PS Business Parks Inc.	17,543	2,377,427
Public Storage	127,585	25,339,657
QTS Realty Trust Inc., Class A	49,705	2,883,387
Rayonier Inc.	113,849	2,681,144
Realty Income Corp.	291,765	14,547,403
Regency Centers Corp.	141,153	5,424,510
Retail Opportunity Investments Corp.	102,116	846,542
Retail Properties of America Inc., Class A	194,551	1,005,829
Retail Value Inc.	16,188	198,303
Rexford Industrial Realty Inc.	95,803	3,928,881
RLJ Lodging Trust	142,291	1,098,487
RPT Realty	48,079	289,916

25

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties Inc.	44,564	$1,597,619
Sabra Health Care REIT Inc.	164,212	1,793,195
Safehold Inc.	10,336	653,545
Saul Centers Inc.	8,154	266,962
SBA Communications Corp.	95,811	25,866,096
Seritage Growth Properties, Class A	21,587	196,658
Service Properties Trust	135,536	731,894
Simon Property Group Inc.	261,314	14,335,686
SITE Centers Corp.	119,574	622,981
SL Green Realty Corp.	69,975	3,015,923
Sotherly Hotels Inc.	8,199	13,118
Spirit Realty Capital Inc.	85,294	2,230,438
STAG Industrial Inc.	105,944	2,385,859
STORE Capital Corp.	180,777	3,275,679
Summit Hotel Properties Inc.	84,198	355,316
Sun Communities Inc.	77,049	9,619,568
Sunstone Hotel Investors Inc.	179,509	1,563,523
Tanger Factory Outlet Centers Inc.(b)	79,775	398,875
Taubman Centers Inc.	53,978	2,260,599
Terreno Realty Corp.	57,337	2,967,190
UDR Inc.	256,527	9,373,497
UMH Properties Inc.	25,108	272,673
Uniti Group Inc.	158,295	954,519
Universal Health Realty Income Trust	2,443	246,279
Urban Edge Properties	95,522	841,549
Urstadt Biddle Properties Inc., Class A	12,063	170,088
Ventas Inc.	319,437	8,560,912
VEREIT Inc.	871,187	4,260,104
VICI Properties Inc.	397,634	6,616,630
Vornado Realty Trust	135,016	4,888,929
Washington Prime Group Inc.(b)	200,806	161,669
Washington REIT	60,717	1,449,315
Weingarten Realty Investors	114,188	1,647,733
Welltower Inc.	344,168	15,756,011
Weyerhaeuser Co.	628,655	10,655,702
Wheeler Real Estate Investment Trust Inc.(a)	736	736
Whitestone REIT	22,154	137,355
WP Carey Inc.	148,199	8,607,398
Xenia Hotels & Resorts Inc.	89,818	925,125

		793,745,678

Food & Staples Retailing — 1.6%
Andersons Inc. (The)	22,264	417,450
BJ’s Wholesale Club Holdings Inc.(a)(b)	92,850	2,364,890
Casey’s General Stores Inc.(b)	31,978	4,236,765
Chefs’ Warehouse Inc. (The)(a)(b)	15,061	151,664
Costco Wholesale Corp.	376,538	107,362,280
Grocery Outlet Holding Corp.(a)(b)	40,363	1,386,065
HF Foods Group Inc.(a)(b)	28,045	235,298
Ingles Markets Inc., Class A	16,161	584,382
Kroger Co. (The)	674,107	20,304,103
Natural Grocers by Vitamin Cottage Inc.(b)	31,011	263,904
Performance Food Group Co.(a)(b)	92,177	2,278,615
PriceSmart Inc.	16,009	841,273
Rite Aid Corp.(a)	39,364	590,460
SpartanNash Co.	43,266	619,569
Sprouts Farmers Market Inc.(a)	98,794	1,836,580
Sysco Corp.	437,571	19,966,365
U.S. Foods Holding Corp.(a)	181,102	3,207,316
United Natural Foods Inc.(a)(b)	35,879	329,369
Village Super Market Inc., Class A	6,922	170,143

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	1,206,155	$137,043,331
Walgreens Boots Alliance Inc.	642,725	29,404,669
Weis Markets Inc.	13,739	572,367

		334,166,858

Food Products — 1.2%
Alico Inc.	649	20,145
Amergent Hospitality Group Inc., NVS	1,017	0	(d)
Arcadia Biosciences Inc.(a)(b)	219	624
Archer-Daniels-Midland Co.	474,267	16,684,713
B&G Foods Inc.	51,493	931,508
Beyond Meat Inc.(a)(b)	8,421	560,839
Bridgford Foods Corp.(a)(b)	641	14,788
Bunge Ltd.	120,692	4,951,993
Calavo Growers Inc.(b)	16,408	946,578
Cal-Maine Foods Inc.	29,133	1,281,269
Campbell Soup Co.	143,645	6,630,653
Coffee Holding Co. Inc.(a)(b)	7,299	17,007
Conagra Brands Inc.	411,197	12,064,520
Darling Ingredients Inc.(a)	135,125	2,590,346
Farmer Bros. Co.(a)(b)	13	90
Flowers Foods Inc.	150,124	3,080,544
Fresh Del Monte Produce Inc.(b)	27,156	749,777
Freshpet Inc.(a)(b)	27,015	1,725,448
General Mills Inc.	515,602	27,208,318
Hain Celestial Group Inc. (The)(a)(b)	75,259	1,954,476
Hershey Co. (The)	126,250	16,728,125
Hormel Foods Corp.	238,816	11,138,378
Hostess Brands Inc.(a)	82,120	875,399
Ingredion Inc.	53,863	4,066,656
J&J Snack Foods Corp.	13,627	1,648,867
JM Smucker Co. (The)	96,808	10,745,688
John B Sanfilippo & Son Inc.	6,922	618,827
Kellogg Co.	209,810	12,586,502
Kraft Heinz Co. (The)(b)	530,207	13,117,321
Lamb Weston Holdings Inc.	122,439	6,991,267
Lancaster Colony Corp.	17,328	2,506,322
Landec Corp.(a)(b)	22,411	194,752
Lifeway Foods Inc.(a)(b)	6,709	12,881
Limoneira Co.	8,177	107,119
McCormick & Co. Inc./MD, NVS	103,950	14,678,779
Mondelez International Inc., Class A	1,228,174	61,506,954
Pilgrim’s Pride Corp.(a)	50,040	906,725
Post Holdings Inc.(a)	57,782	4,794,173
RiceBran Technologies(a)(b)	7,384	7,384
Rocky Mountain Chocolate Factory Inc.	6,669	32,011
S&W Seed Co.(a)(b)	8,426	17,021
Sanderson Farms Inc.	15,656	1,930,698
Seaboard Corp.	183	514,742
Seneca Foods Corp., Class A(a)	6,802	270,584
Seneca Foods Corp., Class B(a)	117	4,212
Simply Good Foods Co. (The)(a)(b)	70,469	1,357,233
Tootsie Roll Industries Inc.	21,885	786,959
TreeHouse Foods Inc.(a)	45,203	1,995,712
Tyson Foods Inc., Class A	249,185	14,420,336

		265,975,263

Gas Utilities — 0.2%
Atmos Energy Corp.	102,772	10,198,066
Chesapeake Utilities Corp.(b)	14,434	1,237,138
National Fuel Gas Co.	74,288	2,770,200

26

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
New Jersey Resources Corp.	75,703	$2,571,631
Northwest Natural Holding Co.	27,411	1,692,629
ONE Gas Inc.	44,401	3,712,812
RGC Resources Inc.	1,246	36,047
South Jersey Industries Inc.	74,193	1,854,825
Southwest Gas Holdings Inc.	46,074	3,204,907
Spire Inc.	43,299	3,224,909
UGI Corp.	177,769	4,741,099

		35,244,263

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	1,503,765	118,662,096
ABIOMED Inc.(a)(b)	38,139	5,536,257
Accuray Inc.(a)(b)	66,819	126,956
Aethlon Medical Inc.(a)	415	631
Akers Biosciences Inc.(a)	3	6
Align Technology Inc.(a)(b)	61,418	10,683,661
Alphatec Holdings Inc.(a)(b)	6,722	23,191
AngioDynamics Inc.(a)(b)	22,372	233,340
Antares Pharma Inc.(a)	119,681	282,447
Apollo Endosurgery Inc.(a)(b)	72	138
Apyx Medical Corp.(a)(b)	22,333	80,175
AtriCure Inc.(a)	24,164	811,669
Atrion Corp.	1,031	670,150
Avanos Medical Inc.(a)(b)	41,728	1,123,735
Avinger Inc.(a)(b)	8	3
Axogen Inc.(a)(b)	36,374	378,290
Axonics Modulation Technologies Inc.(a)	10,035	254,989
Baxter International Inc.	434,574	35,283,063
Becton Dickinson and Co.	229,430	52,716,131
Beyond Air Inc.(a)(b)	8,602	68,816
Biolase Inc.(a)(b)	7,296	2,736
BioLife Solutions Inc.(a)(b)	7,591	72,115
Biomerica Inc.(a)	6,443	46,067
BioSig Technologies Inc.(a)(b)	76,139	319,022
Boston Scientific Corp.(a)	1,182,837	38,595,971
Cantel Medical Corp.	29,808	1,070,107
Cardiovascular Systems Inc.(a)(b)	25,635	902,608
Cerus Corp.(a)(b)	87,855	408,526
Chembio Diagnostics Inc.(a)(b)	7,398	37,878
ClearPoint Neuro Inc.(a)	8,343	29,868
Conformis Inc.(a)(b)	46,926	29,563
CONMED Corp.	22,191	1,270,879
Cooper Companies Inc. (The)	42,444	11,700,538
CryoLife Inc.(a)(b)	22,243	376,352
CryoPort Inc.(a)(b)	20,765	354,459
Cutera Inc.(a)	8,420	109,965
CytoSorbents Corp.(a)(b)	14,810	114,481
Danaher Corp.	543,945	75,287,427
Dare Bioscience Inc.(a)(b)	643	547
Dentsply Sirona Inc.	191,907	7,451,749
DexCom Inc.(a)(b)	76,671	20,645,200
Edwards Lifesciences Corp.(a)	177,089	33,402,527
Ekso Bionics Holdings Inc.(a)(b)	14,033	39,713
ElectroCore Inc.(a)	13,913	13,217
Electromed Inc.(a)(b)	6,669	74,960
Endologix Inc.(a)(b)	6,288	4,344
Envista Holdings Corp.(a)(b)	134,764	2,013,374
FONAR Corp.(a)(b)	6,844	100,059
GenMark Diagnostics Inc.(a)(b)	38,455	158,435
Glaukos Corp.(a)(b)	35,311	1,089,697

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical Inc., Class A(a)	60,339	$2,566,218
Haemonetics Corp.(a)	43,535	4,338,698
Helius Medical Technologies Inc.(a)(b)	68,424	22,580
Heska Corp.(a)(b)	7,114	393,404
Hill-Rom Holdings Inc.	58,469	5,881,981
Hologic Inc.(a)	225,282	7,907,398
ICU Medical Inc.(a)	16,918	3,413,545
IDEXX Laboratories Inc.(a)	72,980	17,678,675
Inogen Inc.(a)	15,178	784,096
Insulet Corp.(a)(b)	51,485	8,530,035
Integer Holdings Corp.(a)(b)	30,334	1,906,795
Integra LifeSciences Holdings Corp.(a)(b)	59,220	2,645,357
IntriCon Corp.(a)(b)	6,847	80,589
Intuitive Surgical Inc.(a)(b)	98,300	48,679,143
Invacare Corp.	22,772	169,196
InVivo Therapeutics Holdings Corp.(a)	16	27
iRadimed Corp.(a)(b)	6,615	141,230
iRhythm Technologies Inc.(a)(b)	21,872	1,779,287
IRIDEX Corp.(a)(b)	7,310	11,769
Kewaunee Scientific Corp.	262	2,002
Lantheus Holdings Inc.(a)(b)	32,836	418,987
LeMaitre Vascular Inc.	8,254	205,690
LivaNova PLC(a)(b)	42,666	1,930,637
Masimo Corp.(a)	40,065	7,096,313
Medtronic PLC	1,139,058	102,720,250
Meridian Bioscience Inc.(a)	30,916	259,694
Merit Medical Systems Inc.(a)	44,986	1,405,813
Mesa Laboratories Inc.(b)	2,261	511,190
Microbot Medical Inc.(a)	17	94
Milestone Scientific Inc.(a)(b)	8,220	10,275
Misonix Inc.(a)(b)	6,806	64,113
Motus GI Holdings Inc.(a)(b)	8,541	5,755
Natus Medical Inc.(a)	29,162	674,517
Neogen Corp.(a)(b)	46,192	3,094,402
NeuroMetrix Inc.(a)	10	12
Neuronetics Inc.(a)	29,240	55,264
Nevro Corp.(a)	25,352	2,534,693
NuVasive Inc.(a)	43,472	2,202,292
OraSure Technologies Inc.(a)	45,141	485,717
Orthofix Medical Inc.(a)	15,027	420,906
OrthoPediatrics Corp.(a)(b)	12,614	500,019
PAVmed Inc.(a)(b)	16,174	32,025
Penumbra Inc.(a)(b)	25,621	4,133,436
Predictive Oncology Inc.(a)	6	9
Pro-Dex Inc.(a)(b)	613	9,918
Pulse Biosciences Inc.(a)(b)	27,685	198,225
Quidel Corp.(a)(b)	30,194	2,953,275
Repro-Med Systems Inc.(a)(b)	14,194	106,455
ResMed Inc.	121,223	17,854,936
Retractable Technologies Inc.(a)(b)	8,273	12,906
Rockwell Medical Inc.(a)(b)	52,071	106,746
RTI Surgical Holdings Inc.(a)	45,835	78,378
SeaSpine Holdings Corp.(a)(b)	7,469	61,022
Second Sight Medical Products Inc.(a)(b)	5,079	5,052
Senseonics Holdings Inc.(a)(b)	96,278	60,992
Sensus Healthcare Inc.(a)(b)	61,565	153,913
Shockwave Medical Inc.(a)(b)	4,931	163,611
SI-BONE Inc.(a)	27,420	327,669
Sientra Inc.(a)(b)	27,935	55,591
Silk Road Medical Inc.(a)(b)	4,515	142,132

27

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
SiNtx Technologies Inc.(a)	13	$5
SmileDirectClub Inc.(a)(b)	49,290	230,184
Soliton Inc.(a)(b)	810	6,561
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)	22,640	730,366
Stereotaxis Inc.(a)(b)	27,481	82,993
Steris PLC	72,463	10,142,646
Strata Skin Sciences Inc.(a)	1,191	1,073
Stryker Corp.	273,959	45,611,434
Surmodics Inc.(a)	8,579	285,852
Tactile Systems Technology Inc.(a)	14,692	590,031
Tandem Diabetes Care Inc.(a)(b)	49,535	3,187,577
Tela Bio Inc.(a)	3,109	24,312
Teleflex Inc.(b)	38,908	11,394,597
ThermoGenesis Holdings Inc.(a)	27	95
TransEnterix Inc.(a)(b)	16,518	5,811
TransMedics Group Inc.(a)(b)	2,260	27,301
Utah Medical Products Inc.	1,035	97,342
Vapotherm Inc.(a)(b)	24,002	451,958
Varex Imaging Corp.(a)(b)	30,855	700,717
Varian Medical Systems Inc.(a)	76,801	7,884,391
Venus Concept Inc.(a)(b)	12,583	44,670
Vermillion Inc.(a)(b)	21,849	18,187
ViewRay Inc.(a)(b)	67,042	167,605
VolitionRx Ltd.(a)(b)	8,212	25,539
West Pharmaceutical Services Inc.	62,168	9,465,078
Wright Medical Group NV(a)(b)	99,947	2,863,482
Xtant Medical Holdings Inc.(a)	120	80
Zimmer Biomet Holdings Inc.	173,427	17,530,001
Zosano Pharma Corp.(a)	202	114
Zynex Inc.(a)(b)	7,419	82,128

		792,295,208

Health Care Providers & Services — 2.8%
Acadia Healthcare Co. Inc.(a)(b)	74,335	1,364,047
Addus HomeCare Corp.(a)(b)	7,355	497,198
Amedisys Inc.(a)(b)	28,048	5,147,930
American Renal Associates Holdings Inc.(a)(b)	7,344	48,544
American Shared Hospital Services(a)	709	1,099
AmerisourceBergen Corp.	129,516	11,462,166
AMN Healthcare Services Inc.(a)(b)	37,918	2,192,040
Anthem Inc.	216,832	49,229,537
Apollo Medical Holdings Inc.(a)	24,021	310,351
Avalon GloboCare Corp.(a)(b)	19,537	30,282
BioTelemetry Inc.(a)(b)	29,408	1,132,502
Brookdale Senior Living Inc.(a)	186,629	582,282
Capital Senior Living Corp.(a)(b)	22,519	13,061
Cardinal Health Inc.	254,987	12,224,077
Catasys Inc.(a)(b)	36,365	553,839
Centene Corp.(a)	495,141	29,416,327
Chemed Corp.	13,561	5,874,625
Cigna Corp.(a)	319,773	56,657,380
Community Health Systems Inc.(a)(b)	90,134	301,048
CorVel Corp.(a)	7,643	416,620
Covetrus Inc.(a)(b)	79,659	648,424
Cross Country Healthcare Inc.(a)	29,156	196,511
CVS Health Corp.	1,107,626	65,715,451
CynergisTek Inc./DE(a)(b)	6,975	9,835
DaVita Inc.(a)	75,765	5,762,686
Digirad Corp.(a)(b)	1,268	5,034
Encompass Health Corp.	83,919	5,373,334

Security	Shares	Value

Health Care Providers & Services (continued)
Ensign Group Inc. (The)	40,164	$1,510,568
Enzo Biochem Inc.(a)(b)	30,884	78,137
Exagen Inc.(a)(b)	4,235	67,506
Five Star Senior Living Inc.(a)(b)	14,017	38,967
Fulgent Genetics Inc.(a)(b)	8,675	93,343
Genesis Healthcare Inc.(a)	21,883	18,439
Guardant Health Inc.(a)(b)	32,137	2,236,735
Hanger Inc.(a)	30,952	482,232
HCA Healthcare Inc.	225,669	20,276,360
HealthEquity Inc.(a)	58,142	2,941,404
Henry Schein Inc.(a)(b)	128,823	6,508,138
Humana Inc.	114,774	36,041,332
InfuSystem Holdings Inc.(a)(b)	14,904	126,535
Interpace Biosciences Inc.(a)	27	139
Joint Corp. (The)(a)(b)	7,286	79,053
Laboratory Corp. of America Holdings(a)	83,148	10,509,076
LHC Group Inc.(a)(b)	23,827	3,340,545
Magellan Health Inc.(a)	14,805	712,269
McKesson Corp.	140,830	19,048,666
MEDNAX Inc.(a)(b)	75,441	878,133
Molina Healthcare Inc.(a)	52,482	7,332,260
National HealthCare Corp.	7,917	567,886
National Research Corp.	7,663	348,513
Option Care Health Inc.(a)	37,320	353,420
Owens & Minor Inc.	96,231	880,514
Patterson Companies Inc.	75,912	1,160,694
Pennant Group Inc. (The)(a)	20,418	289,119
PetIQ Inc.(a)	16,762	389,381
Premier Inc., Class A(a)	53,131	1,738,446
Progyny Inc.(a)(b)	8,325	176,407
Providence Service Corp. (The)(a)	8,230	451,662
Psychemedics Corp.	6,693	40,493
Quest Diagnostics Inc.	114,562	9,199,329
Quorum Health Corp.(a)(b)	22,909	10,346
R1 RCM Inc.(a)(b)	75,998	690,822
RadNet Inc.(a)	25,218	265,041
Regional Health Properties Inc.(a)(b)	885	1,221
Select Medical Holdings Corp.(a)	85,115	1,276,725
Sharps Compliance Corp.(a)(b)	8,130	64,552
Surgery Partners Inc.(a)(b)	29,261	191,074
Tenet Healthcare Corp.(a)	94,094	1,354,954
Tivity Health Inc.(a)(b)	47,060	296,007
Triple-S Management Corp., Class B(a)	22,621	318,956
U.S. Physical Therapy Inc.(b)	9,189	634,041
UnitedHealth Group Inc.	805,949	200,987,562
Universal Health Services Inc., Class B	70,206	6,956,011

		596,129,243

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	150,435	1,059,062
Castlight Health Inc., Class B(a)	36,630	26,487
Cerner Corp.	270,341	17,028,780
Change Healthcare Inc.(a)(b)	187,051	1,868,640
Computer Programs & Systems Inc.	7,675	170,769
Evolent Health Inc., Class A(a)	70,022	380,219
Health Catalyst Inc.(a)(b)	13,345	348,972
HealthStream Inc.(a)	21,748	520,865
HMS Holdings Corp.(a)	68,836	1,739,486
HTG Molecular Diagnostics Inc.(a)(b)	6,686	2,173
Icad Inc.(a)(b)	8,360	61,362
Inovalon Holdings Inc., Class A(a)	57,260	953,952

28

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Inspire Medical Systems Inc.(a)(b)	9,640	$581,099
Livongo Health Inc.(a)(b)	11,555	329,664
Micron Solutions Inc.(a)	620	1,271
MTBC Inc.(a)(b)	5,382	29,601
NantHealth Inc.(a)(b)	19,124	30,407
NextGen Healthcare Inc.(a)	36,917	385,413
Omnicell Inc.(a)	35,863	2,351,896
OptimizeRx Corp.(a)	31,678	287,003
Phreesia Inc.(a)(b)	18,341	385,711
SCWorx Corp.(a)(b)	5,601	12,602
Simulations Plus Inc.(b)	7,658	267,417
Streamline Health Solutions Inc.(a)	15,935	13,545
Tabula Rasa HealthCare Inc.(a)(b)	13,911	727,406
Teladoc Health Inc.(a)(b)	58,700	9,099,087
Veeva Systems Inc., Class A(a)(b)	111,287	17,401,948
Vocera Communications Inc.(a)(b)	24,497	520,316

		56,585,153

Hotels, Restaurants & Leisure — 1.6%
Allied Esports Entertainment Inc.(a)(b)	6,225	9,773
Aramark	211,341	4,220,480
Ark Restaurants Corp.	295	3,118
BBQ Holdings Inc.(a)	7,639	14,667
Biglari Holdings Inc., Class A(a)(b)	19	5,643
Biglari Holdings Inc., Class B, NVS(a)	199	10,229
BJ’s Restaurants Inc.	21,736	301,913
Bloomin’ Brands Inc.	73,360	523,790
Bowl America Inc., Class A	686	5,957
Boyd Gaming Corp.(b)	66,050	952,441
Brinker International Inc.	27,783	333,674
Caesars Entertainment Corp.(a)	467,664	3,161,409
Canterbury Park Holding Corp.(b)	598	6,213
Carnival Corp.	338,188	4,453,936
Carrols Restaurant Group Inc.(a)(b)	29,288	53,304
Century Casinos Inc.(a)(b)	15,672	37,770
Chanticleer Holdings Inc.(a)	1,017	408
Cheesecake Factory Inc. (The)	37,342	637,801
Chipotle Mexican Grill Inc.(a)	21,467	14,048,005
Choice Hotels International Inc.	29,758	1,822,678
Churchill Downs Inc.(b)	30,290	3,118,356
Chuy’s Holdings Inc.(a)(b)	14,747	148,502
Cracker Barrel Old Country Store Inc.	21,662	1,802,712
Darden Restaurants Inc.	104,971	5,716,721
Dave & Buster’s Entertainment Inc.	28,873	377,659
Del Taco Restaurants Inc.(a)(b)	22,296	76,475
Denny’s Corp.(a)	66,863	513,508
Dine Brands Global Inc.	14,757	423,231
Domino’s Pizza Inc.	32,926	10,670,329
Dover Motorsports Inc.	14,782	18,478
Drive Shack Inc.(a)(b)	36,691	55,770
Dunkin’ Brands Group Inc.	67,260	3,571,506
El Pollo Loco Holdings Inc.(a)(b)	15,348	129,691
Eldorado Resorts Inc.(a)(b)	53,463	769,867
Everi Holdings Inc.(a)	52,875	174,488
Extended Stay America Inc.	164,731	1,204,184
Fiesta Restaurant Group Inc.(a)(b)	29,589	119,244
Flanigan’s Enterprises Inc.(a)(b)	198	2,297
Full House Resorts Inc.(a)(b)	4,630	5,788
Golden Entertainment Inc.(a)	31,605	208,909
Good Times Restaurants Inc.(a)(b)	8,135	4,718
Hilton Grand Vacations Inc.(a)(b)	77,317	1,219,289

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings Inc.	244,460	$16,681,950
Hyatt Hotels Corp., Class A(b)	36,453	1,746,099
Inspired Entertainment Inc.(a)(b)	69,426	234,660
J Alexander’s Holdings Inc.(a)	14,274	54,669
Jack in the Box Inc.	21,415	750,596
Kura Sushi USA Inc., Class A(a)(b)	2,417	28,907
Las Vegas Sands Corp.	289,064	12,276,548
Lindblad Expeditions Holdings Inc.(a)	14,957	62,371
Luby’s Inc.(a)	15,644	10,481
Marriott International Inc./MD, Class A	232,273	17,376,343
Marriott Vacations Worldwide Corp.	31,214	1,734,874
McDonald’s Corp.	642,283	106,201,494
MGM Resorts International	444,000	5,239,200
Monarch Casino & Resort Inc.(a)(b)	7,440	208,841
Nathan’s Famous Inc.	709	43,249
Noodles & Co.(a)(b)	15,334	72,223
Norwegian Cruise Line Holdings Ltd.(a)(b)	182,110	1,995,926
ONE Group Hospitality Inc. (The)(a)(b)	14,329	18,484
Papa John’s International Inc.	22,632	1,207,870
Penn National Gaming Inc.(a)	98,431	1,245,152
Planet Fitness Inc., Class A(a)(b)	69,787	3,398,627
Playa Hotels & Resorts NV(a)(b)	60,956	106,673
PlayAGS Inc.(a)(b)	20,082	53,217
Potbelly Corp.(a)(b)	21,756	67,226
Rave Restaurant Group Inc.(a)(b)	3,285	2,464
RCI Hospitality Holdings Inc.	7,644	76,211
Red Lion Hotels Corp.(a)	15,259	22,278
Red Robin Gourmet Burgers Inc.(a)(b)	15,624	133,116
Red Rock Resorts Inc., Class A	54,386	465,000
Royal Caribbean Cruises Ltd.	147,169	4,734,427
Ruth’s Hospitality Group Inc.	29,430	196,592
Scientific Games Corp./DE, Class A(a)(b)	47,452	460,284
SeaWorld Entertainment Inc.(a)	34,362	378,669
Shake Shack Inc., Class A(a)(b)	27,126	1,023,735
Six Flags Entertainment Corp.	61,619	772,702
Starbucks Corp.	1,009,911	66,391,549
Target Hospitality Corp.(a)(b)	1,075	2,139
Texas Roadhouse Inc.	53,988	2,229,704
Town Sports International Holdings Inc.(a)(b)	22,426	11,215
Twin River Worldwide Holdings Inc.	20,144	262,073
Vail Resorts Inc.(b)	34,768	5,135,581
Wendy’s Co. (The)	158,798	2,362,914
Wingstop Inc.	23,503	1,873,189
Wyndham Destinations Inc.	77,085	1,672,745
Wyndham Hotels & Resorts Inc.	76,731	2,417,794
Wynn Resorts Ltd.	82,447	4,962,485
Yum! Brands Inc.	255,293	17,495,229

		344,832,706

Household Durables — 0.4%
Bassett Furniture Industries Inc.	15,849	86,377
Beazer Homes USA Inc.(a)	22,292	143,560
Cavco Industries Inc.(a)(b)	7,360	1,066,758
Century Communities Inc.(a)(b)	14,923	216,533
Comstock Holding Companies Inc.(a)(b)	285	419
Dixie Group Inc. (The)(a)(b)	14,224	9,246
DR Horton Inc.	285,752	9,715,568
Emerson Radio Corp.(a)(b)	15,118	10,583
Ethan Allen Interiors Inc.	14,310	146,248
Flexsteel Industries Inc.	13	142
Garmin Ltd.	122,821	9,206,662

29

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
GoPro Inc., Class A(a)(b)	91,869	$240,697
Green Brick Partners Inc.(a)(b)	22,373	180,103
Hamilton Beach Brands Holding Co., Class A	28	266
Helen of Troy Ltd.(a)(b)	22,531	3,245,140
Hooker Furniture Corp.	8,222	128,345
Hovnanian Enterprises Inc., Class A(a)(b)	4,745	39,099
Installed Building Products Inc.(a)(b)	20,608	821,641
iRobot Corp.(a)(b)	22,669	927,162
KB Home	67,958	1,230,040
La-Z-Boy Inc.	38,292	786,901
Legacy Housing Corp.(a)(b)	42,848	396,344
Leggett & Platt Inc.	112,753	3,008,250
Lennar Corp., Class A	240,369	9,182,096
Lennar Corp., Class B	13,041	377,146
LGI Homes Inc.(a)(b)	14,459	652,824
Libbey Inc.(a)(b)	15,704	8,009
Lifetime Brands Inc.	7,816	44,160
Live Ventures Inc.(a)(b)	631	3,231
Lovesac Co. (The)(a)(b)	6,665	38,857
M/I Homes Inc.(a)(b)	21,771	359,875
MDC Holdings Inc.	42,341	982,311
Meritage Homes Corp.(a)(b)	29,970	1,094,205
Mohawk Group Holdings Inc.(a)(b)	2,918	4,756
Mohawk Industries Inc.(a)(b)	51,266	3,908,520
Nephros Inc.(a)(b)	2,562	15,628
New Home Co. Inc. (The)(a)	8,364	11,459
Newell Brands Inc.	327,711	4,352,002
Nova Lifestyle Inc.(a)	2,790	2,957
NVR Inc.(a)	2,725	7,000,825
P&F Industries Inc., Class A	689	3,032
PulteGroup Inc.	222,655	4,969,660
Purple Innovation Inc.(a)	9,444	53,642
Skyline Champion Corp.(a)	42,580	667,654
Sonos Inc.(a)(b)	47,736	404,801
Taylor Morrison Home Corp.(a)(b)	107,627	1,183,897
Tempur Sealy International Inc.(a)	36,157	1,580,422
Toll Brothers Inc.	113,069	2,176,578
TopBuild Corp.(a)	30,693	2,198,847
TRI Pointe Group Inc.(a)(b)	120,291	1,054,952
Tupperware Brands Corp.(b)	40,099	64,960
Turtle Beach Corp.(a)(b)	2,103	13,123
Universal Electronics Inc.(a)	9,172	351,930
VOXX International Corp.(a)(b)	14,748	42,032
Vuzix Corp.(a)(b)	8,376	10,302
Whirlpool Corp.	54,288	4,657,910
Yunhong CTI Ltd., NVS(a)	230	216
ZAGG Inc.(a)(b)	22,690	70,566

		79,149,469

Household Products — 1.7%
Central Garden & Pet Co.(a)	7,665	210,787
Central Garden & Pet Co., Class A, NVS(a)	36,857	942,433
Church & Dwight Co. Inc.(b)	208,971	13,411,759
Clorox Co. (The)	107,048	18,546,066
Colgate-Palmolive Co.	730,128	48,451,294
Energizer Holdings Inc.	54,754	1,656,308
Kimberly-Clark Corp.	291,233	37,239,964
Ocean Bio-Chem Inc.	728	3,531
Oil-Dri Corp. of America	6,658	222,644
Procter & Gamble Co. (The)	2,121,478	233,362,580
Spectrum Brands Holdings Inc.	39,094	1,421,849

Security	Shares	Value

Household Products (continued)
WD-40 Co.	13,574	$2,726,338

		358,195,553

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	567,789	7,721,930
Clearway Energy Inc., Class A	29,380	504,455
Clearway Energy Inc., Class C	58,816	1,105,741
Ormat Technologies Inc.(b)	44,035	2,979,408
Sunnova Energy International Inc.(a)(b)	49,159	495,031
TerraForm Power Inc., Class A	83,957	1,324,002
Vistra Energy Corp.	385,163	6,147,201

		20,277,768

Industrial Conglomerates — 1.1%
3M Co.	490,227	66,920,888
Carlisle Companies Inc.	47,746	5,981,619
General Electric Co.	7,447,251	59,131,173
Honeywell International Inc.	609,770	81,581,128
Raven Industries Inc.	30,024	637,409
Roper Technologies Inc.	88,427	27,572,423

		241,824,640

Insurance — 2.3%
1347 Property Insurance Holdings Inc.(a)(b)	6,735	32,867
Aflac Inc.	635,511	21,759,897
Alleghany Corp.	12,589	6,953,534
Allstate Corp. (The)	279,592	25,646,974
Ambac Financial Group Inc.(a)	35,855	442,451
American Equity Investment Life Holding Co.	60,670	1,140,596
American Financial Group Inc./OH	63,256	4,432,981
American International Group Inc.	736,722	17,865,509
American National Insurance Co.	7,509	618,591
AMERISAFE Inc.	6,027	388,561
Aon PLC(b)	200,148	33,032,426
Arch Capital Group Ltd.(a)	345,107	9,821,745
Argo Group International Holdings Ltd.	31,774	1,177,544
Arthur J Gallagher & Co.(b)	159,361	12,989,515
Assurant Inc.	51,824	5,394,360
Assured Guaranty Ltd.	87,476	2,256,006
Athene Holding Ltd., Class A(a)(b)	105,383	2,615,606
Atlantic American Corp.	749	1,580
Atlas Financial Holdings Inc.(a)(b)	7,689	2,460
Axis Capital Holdings Ltd.	76,021	2,938,212
Benefytt Technologies Inc.(a)	7,356	164,701
Brighthouse Financial Inc.(a)	92,949	2,246,577
Brown & Brown Inc.	197,806	7,164,533
BRP Group Inc., Class A(a)(b)	15,974	168,526
Chubb Ltd.	385,804	43,090,449
Cincinnati Financial Corp.	129,982	9,807,142
Citizens Inc./TX(a)(b)	37,505	244,533
CNA Financial Corp.	22,408	695,544
CNO Financial Group Inc.	140,088	1,735,690
Conifer Holdings Inc.(a)(b)	833	2,499
Crawford & Co., Class A, NVS	14,881	107,143
Crawford & Co., Class B	8,203	52,417
Donegal Group Inc., Class A	7,246	110,139
eHealth Inc.(a)(b)	15,247	2,147,083
Employers Holdings Inc.	22,421	908,275
Enstar Group Ltd.(a)	13,057	2,076,716
Erie Indemnity Co., Class A, NVS	16,839	2,496,213
Everest Re Group Ltd.	35,499	6,830,718
FBL Financial Group Inc., Class A	13,624	635,832

30

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
FedNat Holding Co.	8,302	$95,307
Fidelity National Financial Inc.	234,825	5,842,446
First American Financial Corp.	90,287	3,829,072
Genworth Financial Inc., Class A(a)	410,301	1,362,199
Global Indemnity Ltd.	7,429	189,440
Globe Life Inc.	85,652	6,164,374
Goosehead Insurance Inc., Class A(a)	8,421	375,829
Greenlight Capital Re Ltd., Class A(a)(b)	23,212	138,111
Hallmark Financial Services Inc.(a)(b)	14,186	57,311
Hanover Insurance Group Inc. (The)	35,243	3,192,311
Hartford Financial Services Group Inc. (The)	304,875	10,743,795
HCI Group Inc.	6,456	259,854
Heritage Insurance Holdings Inc.	21,805	233,532
Horace Mann Educators Corp.	20,343	744,350
ICC Holdings Inc.(a)(b)	1,139	12,495
Independence Holding Co.(b)	7,247	185,233
Investors Title Co.	321	41,088
James River Group Holdings Ltd.	23,896	865,991
Kemper Corp.	52,917	3,935,437
Kingstone Companies Inc.	6,740	34,441
Kingsway Financial Services Inc.(a)	9,991	19,782
Kinsale Capital Group Inc.	21,070	2,202,447
Lincoln National Corp.	169,230	4,454,134
Loews Corp.(b)	222,038	7,733,584
Maiden Holdings Ltd.(a)	17,760	16,162
Markel Corp.(a)	11,894	11,036,324
Marsh & McLennan Companies Inc.	429,056	37,096,182
MBIA Inc.(a)	59,746	426,586
Mercury General Corp.	24,727	1,006,883
MetLife Inc.	659,011	20,145,966
National General Holdings Corp.	45,703	756,385
National Security Group Inc. (The)	249	3,366
National Western Life Group Inc., Class A	423	72,756
NI Holdings Inc.(a)	31,302	424,455
Old Republic International Corp.	230,912	3,521,408
Palomar Holdings Inc.(a)(b)	14,751	857,918
Primerica Inc.	35,998	3,185,103
Principal Financial Group Inc.	218,230	6,839,328
ProAssurance Corp.	36,192	904,800
Progressive Corp. (The)	495,424	36,582,108
ProSight Global Inc.(a)(b)	28,919	281,960
Protective Insurance Corp., Class A	175	2,538
Protective Insurance Corp., Class B, NVS	7,374	101,393
Prudential Financial Inc.	338,983	17,674,574
Reinsurance Group of America Inc.	51,992	4,374,607
RenaissanceRe Holdings Ltd.	36,581	5,462,275
RLI Corp.(b)	37,082	3,260,620
Safety Insurance Group Inc.	11,860	1,001,340
Selective Insurance Group Inc.	50,714	2,520,486
State Auto Financial Corp.(b)	14,267	396,480
Stewart Information Services Corp.	16,242	433,174
Third Point Reinsurance Ltd.(a)(b)	37,602	278,631
Tiptree Inc.	29,219	152,523
Travelers Companies Inc. (The)	219,411	21,798,483
Trupanion Inc.(a)(b)	21,984	572,244
Unico American Corp.(a)	619	3,262
United Fire Group Inc.	15,589	508,357
United Insurance Holdings Corp.	8,788	81,201
Universal Insurance Holdings Inc.	21,722	389,258
Unum Group	181,610	2,725,966

Security	Shares	Value

Insurance (continued)
Watford Holdings Ltd.(a)(b)	9,050	$132,583
White Mountains Insurance Group Ltd.(b)	2,302	2,094,820
Willis Towers Watson PLC	109,995	18,682,651
WR Berkley Corp.	131,893	6,880,858

		495,594,722

Interactive Media & Services — 4.6%
Alphabet Inc., Class A(a)	254,882	296,160,140
Alphabet Inc., Class C, NVS(a)	254,265	295,661,885
ANGI Homeservices Inc., Class A(a)(b)	48,127	252,667
AutoWeb Inc.(a)(b)	5,920	6,038
Cargurus Inc.(a)(b)	52,783	999,710
Cars.com Inc.(a)(b)	59,757	256,955
DHI Group Inc.(a)(b)	30,953	66,858
Eventbrite Inc., Class A(a)(b)	21,074	153,840
EverQuote Inc., Class A(a)	2,597	68,171
Facebook Inc., Class A(a)	2,047,167	341,467,456
IAC/InterActiveCorp.(a)	61,403	11,005,260
IZEA Worldwide Inc.(a)(b)	7,095	1,419
Liberty TripAdvisor Holdings Inc., Class A(a)	59,235	106,623
Match Group Inc.(a)(b)	45,994	3,037,444
Meet Group Inc. (The)(a)	42,750	250,942
Pinterest Inc., Class A(a)(b)	73,201	1,130,223
QuinStreet Inc.(a)(b)	29,800	239,890
Snap Inc., Class A, NVS(a)(b)	698,257	8,302,276
Super League Gaming Inc.(a)(b)	6,573	14,461
Travelzoo(a)	7,220	28,375
TripAdvisor Inc.	88,197	1,533,746
TrueCar Inc.(a)	67,843	164,180
Twitter Inc.(a)	659,094	16,187,349
Yelp Inc.(a)	61,076	1,101,200
Zedge Inc., Class B(a)	6,797	5,981
Zillow Group Inc., Class A(a)(b)	37,527	1,274,792
Zillow Group Inc., Class C, NVS(a)(b)	102,726	3,700,191

		983,178,072

Internet & Direct Marketing Retail — 3.7%
1-800-Flowers.com Inc., Class A(a)	14,362	190,009
Amazon.com Inc.(a)	354,242	690,672,712
Blue Apron Holdings Inc., Class A(a)(b)	33,060	398,373
Booking Holdings Inc.(a)	35,769	48,120,751
Chewy Inc., Class A(a)(b)	45,518	1,706,470
Duluth Holdings Inc., Class B(a)(b)	16,686	66,911
eBay Inc.(b)	650,708	19,560,282
Etsy Inc.(a)(b)	102,208	3,928,876
Expedia Group Inc.	117,205	6,595,125
Groupon Inc.(a)	344,970	338,140
Grubhub Inc.(a)(b)	75,540	3,076,744
iMedia Brands Inc.(a)(b)	2,509	4,692
Lands’ End Inc.(a)(b)	14,781	78,931
Leaf Group Ltd.(a)	8,381	11,231
Liquidity Services Inc.(a)	22,132	85,872
PetMed Express Inc.	20,701	595,775
Quotient Technology Inc.(a)	52,203	339,319
Qurate Retail Inc., Series A(a)(b)	352,850	2,154,149
RealReal Inc. (The)(a)(b)	13,251	92,889
Remark Holdings Inc.(a)(b)	14,263	5,603
Revolve Group Inc.(a)(b)	20,192	174,459
Rubicon Project Inc. (The)(a)(b)	24,860	137,973
Shutterstock Inc.(b)	15,142	486,967
Stamps.com Inc.(a)	14,886	1,936,371

31

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stitch Fix Inc., Class A(a)(b)	20,088	$255,118
U.S. Auto Parts Network Inc.(a)(b)	14,738	25,791
Waitr Holdings Inc.(a)(b)	44,074	54,211
Wayfair Inc., Class A(a)(b)	53,902	2,880,523

		783,974,267

IT Services — 5.3%
Accenture PLC, Class A	541,429	88,393,699
Akamai Technologies Inc.(a)	135,899	12,433,400
ALJ Regional Holdings Inc.(a)	8,403	5,042
Alliance Data Systems Corp.	36,107	1,215,001
Automatic Data Processing Inc.	369,465	50,498,476
Black Knight Inc.(a)	129,112	7,496,243
Booz Allen Hamilton Holding Corp.	117,551	8,068,701
Brightcove Inc.(a)	29,268	203,998
Broadridge Financial Solutions Inc.	97,163	9,213,967
CACI International Inc., Class A(a)(b)	21,837	4,610,883
Cardtronics PLC, Class A(a)(b)	37,131	776,781
Cass Information Systems Inc.	9,007	316,686
Cognizant Technology Solutions Corp., Class A	470,895	21,882,491
Computer Task Group Inc.(a)	14,216	54,447
Conduent Inc.(a)	148,645	364,180
CSG Systems International Inc.	32,686	1,367,909
CSP Inc.	681	4,760
DXC Technology Co.	225,746	2,945,985
Endurance International Group Holdings Inc.(a)	52,000	100,360
EPAM Systems Inc.(a)(b)	46,562	8,644,701
Euronet Worldwide Inc.(a)(b)	46,513	3,987,094
EVERTEC Inc.	52,326	1,189,370
Evo Payments Inc., Class A(a)(b)	36,655	560,822
Exela Technologies Inc.(a)(b)	122,760	25,166
ExlService Holdings Inc.(a)	29,351	1,527,133
Fastly Inc., Class A(a)(b)	6,186	117,410
Fidelity National Information Services Inc.	522,188	63,518,948
Fiserv Inc.(a)	484,861	46,056,946
FleetCor Technologies Inc.(a)	73,364	13,685,321
Gartner Inc.(a)(b)	75,605	7,527,990
Genpact Ltd.	127,808	3,731,994
Global Payments Inc.	255,723	36,882,928
GoDaddy Inc., Class A(a)	148,027	8,453,822
GreenSky Inc., Class A(a)(b)	38,864	148,460
GTT Communications Inc.(a)(b)	27,349	217,425
Hackett Group Inc. (The)	21,842	277,830
I3 Verticals Inc., Class A(a)	7,415	141,552
Information Services Group Inc.(a)(b)	23,311	59,909
Innodata Inc.(a)	22,340	17,872
Inpixon(a)	1	1
International Business Machines Corp.	754,609	83,708,776
International Money Express Inc.(a)	42,632	389,230
Jack Henry & Associates Inc.(b)	65,965	10,240,407
KBR Inc.	113,438	2,345,898
Leidos Holdings Inc.	115,482	10,583,925
Limelight Networks Inc.(a)(b)	52,602	299,831
LiveRamp Holdings Inc.(a)(b)	60,764	2,000,351
ManTech International Corp./VA, Class A	21,765	1,581,663
Marathon Patent Group Inc.(a)	302	136
Mastercard Inc., Class A	755,759	182,561,144
MAXIMUS Inc.	52,542	3,057,944
MoneyGram International Inc.(a)(b)	22,762	29,818
MongoDB Inc.(a)(b)	28,093	3,835,818
NIC Inc.	49,899	1,147,677

Security	Shares	Value

IT Services (continued)
Okta Inc.(a)(b)	95,736	$11,704,683
Paychex Inc.	271,736	17,097,629
PayPal Holdings Inc.(a)(b)	997,543	95,504,767
Paysign Inc.(a)(b)	27,491	141,854
Perficient Inc.(a)(b)	29,793	807,092
Perspecta Inc.	118,237	2,156,643
PFSweb Inc.(a)	14,179	42,537
PRGX Global Inc.(a)(b)	21,840	61,152
Priority Technology Holdings Inc.(a)(b)	5,846	11,341
Replay Holding Corp.(a)(b)	37,224	534,164
Sabre Corp.	238,550	1,414,602
Science Applications International Corp.	44,828	3,345,514
ServiceSource International Inc.(a)(b)	45,345	39,763
Square Inc., Class A(a)(b)	292,143	15,302,450
StarTek Inc.(a)(b)	8,172	30,727
Steel Connect Inc.(a)(b)	37,533	28,150
Switch Inc., Class A(b)	36,011	519,639
Sykes Enterprises Inc.(a)	30,237	820,027
TTEC Holdings Inc.	14,445	530,420
Twilio Inc., Class A(a)(b)	104,113	9,317,072
Unisys Corp.(a)(b)	35,290	435,832
Usio Inc.(a)(b)	908	1,026
VeriSign Inc.(a)	87,836	15,818,385
Verra Mobility Corp.(a)(b)	91,486	653,210
Virtusa Corp.(a)(b)	22,406	636,330
Visa Inc., Class A(b)	1,456,248	234,630,678
Western Union Co. (The)	362,316	6,568,789
WEX Inc.(a)	35,961	3,759,723
WidePoint Corp.(a)	60,932	22,301

		1,130,444,821

Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	35,635	916,532
American Outdoor Brands Corp.(a)(b)	44,595	370,139
Brunswick Corp./DE	73,382	2,595,521
Callaway Golf Co.(b)	75,411	770,700
Clarus Corp.	17,213	168,687
Escalade Inc.	7,518	44,732
Hasbro Inc.	107,026	7,657,710
JAKKS Pacific Inc.(a)	14,380	5,019
Johnson Outdoors Inc., Class A	6,820	427,614
Malibu Boats Inc., Class A(a)(b)	14,966	430,871
Marine Products Corp.	1,322	10,682
MasterCraft Boat Holdings Inc.(a)(b)	15,433	112,661
Mattel Inc.(a)	292,592	2,577,736
Nautilus Inc.(a)	22,630	59,064
Peloton Interactive Inc.(a)(b)	34,488	915,656
Polaris Inc.	47,684	2,295,985
Sturm Ruger & Co. Inc.	12,418	632,200
Summer Infant Inc.(a)(b)	885	1,673
Vista Outdoor Inc.(a)(b)	58,345	513,436
YETI Holdings Inc.(a)(b)	28,211	550,679

		21,057,297

Life Sciences Tools & Services — 1.1%
10X Genomics Inc., Class A(a)	9,608	598,770
Accelerate Diagnostics Inc.(a)(b)	23,334	194,372
Adaptive Biotechnologies Corp.(a)	13,117	364,390
Agilent Technologies Inc.	263,899	18,900,446
Avantor Inc.(a)	177,182	2,213,003
Bioanalytical Systems Inc.(a)(b)	6,824	22,246

32

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Rad Laboratories Inc., Class A(a)	18,032	$6,321,298
Bio-Techne Corp.	31,114	5,899,837
Bruker Corp.(b)	90,069	3,229,874
Champions Oncology Inc.(a)(b)	4,964	36,734
Charles River Laboratories International Inc.(a)	38,585	4,869,813
ChromaDex Corp.(a)(b)	14,695	47,906
Codexis Inc.(a)(b)	35,900	400,644
Fluidigm Corp.(a)(b)	38,999	99,057
Harvard Bioscience Inc.(a)(b)	91,030	201,176
Illumina Inc.(a)(b)	125,430	34,257,442
IQVIA Holdings Inc.(a)	155,535	16,776,005
Luminex Corp.(b)	39,924	1,099,108
Medpace Holdings Inc.(a)	23,351	1,713,496
Mettler-Toledo International Inc.(a)(b)	21,260	14,680,243
NanoString Technologies Inc.(a)(b)	25,255	607,383
NeoGenomics Inc.(a)	84,983	2,346,381
Pacific Biosciences of California Inc.(a)(b)	113,488	347,273
PerkinElmer Inc.(b)	94,651	7,125,327
Personalis Inc.(a)(b)	31,418	253,543
PRA Health Sciences Inc.(a)	53,371	4,431,928
Quanterix Corp.(a)	8,170	150,083
Repligen Corp.(a)(b)	39,642	3,827,039
Syneos Health Inc.(a)(b)	51,875	2,044,913
Thermo Fisher Scientific Inc.	341,127	96,743,617
Waters Corp.(a)	57,665	10,497,913

		240,301,260

Machinery — 1.7%
AGCO Corp.	53,472	2,526,552
Alamo Group Inc.	6,772	601,218
Albany International Corp., Class A(b)	28,812	1,363,672
Allison Transmission Holdings Inc.	106,600	3,476,226
Altra Industrial Motion Corp.	51,347	898,059
Art’s-Way Manufacturing Co. Inc.(a)	304	611
Astec Industries Inc.(b)	14,634	511,751
Barnes Group Inc.	38,466	1,609,033
Blue Bird Corp.(a)	28,003	306,073
Briggs & Stratton Corp.	36,921	66,827
Caterpillar Inc.	471,273	54,686,519
Chart Industries Inc.(a)(b)	29,606	857,982
Chicago Rivet & Machine Co.	125	2,650
CIRCOR International Inc.(a)	15,626	181,730
Colfax Corp.(a)	72,355	1,432,629
Columbus McKinnon Corp./NY	15,247	381,175
Commercial Vehicle Group Inc.(a)(b)	22,284	33,649
Crane Co.	44,332	2,180,248
Cummins Inc.	130,359	17,640,180
Deere & Co.	266,962	36,883,470
Donaldson Co. Inc.	106,224	4,103,433
Douglas Dynamics Inc.	16,193	575,013
Dover Corp.	122,503	10,282,902
Eastern Co. (The)	6,764	131,898
Energy Recovery Inc.(a)(b)	14,382	107,002
Enerpac Tool Group Corp.	45,241	748,739
EnPro Industries Inc.	15,739	622,950
ESCO Technologies Inc.	22,463	1,705,166
Evoqua Water Technologies Corp.(a)(b)	60,862	682,263
ExOne Co. (The)(a)(b)	7,662	48,960
Federal Signal Corp.	51,856	1,414,632
Flowserve Corp.	114,387	2,732,705
Fortive Corp.(b)	248,877	13,735,522

Security	Shares	Value

Machinery (continued)
Franklin Electric Co. Inc.	30,180	$1,422,383
FreightCar America Inc.(a)	8,239	7,662
Gates Industrial Corp. PLC(a)(b)	38,900	287,082
Gencor Industries Inc.(a)	7,241	76,030
Gorman-Rupp Co. (The)	15,068	470,272
Graco Inc.	144,456	7,039,341
Graham Corp.	7,654	98,737
Greenbrier Companies Inc. (The)	29,529	523,844
Helios Technologies Inc.	22,899	868,330
Hillenbrand Inc.	60,605	1,158,161
Hurco Companies Inc.	6,890	200,499
Hyster-Yale Materials Handling Inc.	7,548	302,599
IDEX Corp.	65,340	9,024,107
Illinois Tool Works Inc.	250,372	35,582,869
Ingersoll Rand Inc.(a)	285,646	7,084,021
ITT Inc.	74,251	3,368,025
John Bean Technologies Corp.(b)	27,414	2,036,038
Kadant Inc.	7,900	589,735
Kennametal Inc.	67,136	1,250,072
LB Foster Co., Class A(a)	7,651	94,566
Lincoln Electric Holdings Inc.	52,234	3,604,146
Lindsay Corp.	7,775	712,034
LiqTech International Inc.(a)(b)	9,986	42,840
LS Starrett Co. (The), Class A(a)	6,842	22,168
Lydall Inc.(a)	15,495	100,098
Manitex International Inc.(a)(b)	14,270	58,935
Manitowoc Co. Inc. (The)(a)	36,461	309,918
Mayville Engineering Co. Inc.(a)(b)	5,523	33,856
Meritor Inc.(a)	75,879	1,005,397
Middleby Corp. (The)(a)(b)	47,018	2,674,384
Miller Industries Inc./TN	9,588	271,149
Mueller Industries Inc.	44,728	1,070,788
Mueller Water Products Inc., Class A	134,464	1,077,057
Navistar International Corp.(a)(b)	52,425	864,488
NN Inc.	24,834	42,963
Nordson Corp.	44,728	6,041,411
Omega Flex Inc.	6,742	569,025
Oshkosh Corp.	60,377	3,884,052
PACCAR Inc.	293,794	17,959,627
Parker-Hannifin Corp.	109,497	14,205,046
Park-Ohio Holdings Corp.	7,436	140,838
Pentair PLC	145,067	4,317,194
Perma-Pipe International Holdings Inc.(a)(b)	7,210	44,846
Proto Labs Inc.(a)	21,815	1,660,776
RBC Bearings Inc.(a)	21,754	2,453,634
REV Group Inc.	15,418	64,293
Rexnord Corp.	104,245	2,363,234
Snap-on Inc.	46,813	5,094,191
Spartan Motors Inc.	29,481	380,600
SPX Corp.(a)	43,746	1,427,869
SPX FLOW Inc.(a)(b)	36,897	1,048,613
Standex International Corp.	7,987	391,523
Stanley Black & Decker Inc.	129,474	12,947,400
Taylor Devices Inc.(a)(b)	702	6,030
Tennant Co.	16,146	935,661
Terex Corp.	52,269	750,583
Timken Co. (The)	53,677	1,735,914
Titan International Inc.	37,311	57,832
Toro Co. (The)	90,954	5,920,196
TriMas Corp.(a)(b)	37,337	862,485

33

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Trinity Industries Inc.	90,108	$1,448,036
Twin Disc Inc.(a)	7,596	53,020
Wabash National Corp.	52,689	380,415
WABCO Holdings Inc.(a)	44,023	5,945,306
Watts Water Technologies Inc., Class A	22,537	1,907,757
Welbilt Inc.(a)(b)	112,137	575,263
Westinghouse Air Brake Technologies Corp.	155,445	7,481,568
Woodward Inc.(b)	46,363	2,755,817
Xylem Inc./NY	151,330	9,856,123

		361,572,211

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)(b)	104,597	193,504
Genco Shipping & Trading Ltd.	16,131	103,561
Kirby Corp.(a)	51,102	2,221,404
Matson Inc.	30,177	924,020
Pangaea Logistics Solutions Ltd.	7,552	15,104

		3,457,593

Media — 1.4%
AH Belo Corp., Class A	15,295	26,307
Altice USA Inc., Class A(a)	262,869	5,859,350
AMC Networks Inc., Class A(a)	36,700	892,177
Beasley Broadcast Group Inc., Class A	904	1,672
Boston Omaha Corp., Class A(a)(b)	17,646	319,569
Cable One Inc.	4,617	7,590,394
Cardlytics Inc.(a)(b)	16,771	586,314
Central European Media Enterprises Ltd.,
Class A(a)(b)	60,249	188,579
Charter Communications Inc., Class A(a)	133,401	58,204,190
Clear Channel Outdoor Holdings Inc.(a)(b)	304,541	194,906
Comcast Corp., Class A	3,869,209	133,023,405
comScore Inc.(a)(b)	39,001	109,983
Cumulus Media Inc., Class A(a)	36,231	196,372
Daily Journal Corp.(a)(b)	181	41,322
Discovery Inc., Class A(a)(b)	133,909	2,603,191
Discovery Inc., Class C, NVS(a)(b)	291,577	5,114,261
DISH Network Corp., Class A(a)	215,909	4,316,021
Emerald Holding Inc.	38,427	99,526
Emmis Communications Corp., Class A(a)	7,320	14,640
Entercom Communications Corp., Class A	80,403	137,489
Entravision Communications Corp., Class A	45,168	91,691
EW Scripps Co. (The), Class A, NVS(b)	44,399	334,769
Fluent Inc.(a)(b)	81,561	95,426
Fox Corp., Class A, NVS(b)	302,665	7,151,974
Fox Corp., Class B(a)	134,582	3,079,236
Gannett Co. Inc.	94,393	139,702
Gray Television Inc.(a)(b)	69,694	748,514
Gray Television Inc.(a)	756	8,981
Harte-Hanks Inc.(a)(b)	2,073	3,255
Hemisphere Media Group Inc.(a)(b)	7,676	65,553
Iheartmedia Inc., Class A(a)	49,210	359,725
Insignia Systems Inc.(a)	8,208	6,074
Interpublic Group of Companies Inc. (The)	329,076	5,327,741
John Wiley & Sons Inc., Class A	37,472	1,404,825
John Wiley & Sons Inc., Class B(b)	787	29,623
Lee Enterprises Inc.(a)(b)	45,092	44,326
Liberty Broadband Corp., Class A(a)(b)	20,756	2,220,892
Liberty Broadband Corp., Class C, NVS(a)(b)	124,432	13,777,111
Liberty Global PLC, Class A(a)(b)	155,855	2,573,166
Liberty Global PLC, Class C, NVS(a)(b)	323,616	5,084,007

Security	Shares	Value

Media (continued)
Liberty Latin America Ltd., Class A(a)	44,088	$463,806
Liberty Latin America Ltd., Class C, NVS(a)(b)	89,531	918,588
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	72,564	2,299,553
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	128,854	4,074,364
Loral Space & Communications Inc.(a)	27,356	444,535
Marchex Inc., Class B(a)	22,623	32,803
MDC Partners Inc., Class A(a)	177,466	257,326
Mediaco Holding Inc., Class A(a)	857	3,394
Meredith Corp.	31,265	382,058
MSG Networks Inc., Class A(a)	39,090	398,718
National CineMedia Inc.	74,926	244,259
New York Times Co. (The), Class A	125,596	3,857,053
News Corp., Class A, NVS	314,578	2,823,338
News Corp., Class B	96,564	868,110
Nexstar Media Group Inc., Class A	38,284	2,210,135
Omnicom Group Inc.	182,763	10,033,689
Saga Communications Inc., Class A	6,648	182,887
Salem Media Group Inc.	8,300	7,254
Scholastic Corp., NVS	22,339	569,421
Sinclair Broadcast Group Inc., Class A(b)	54,468	875,846
Sirius XM Holdings Inc.(b)	1,189,828	5,877,750
SPAR Group Inc.(a)(b)	6,852	4,454
SRAX Inc.(a)(b)	10,033	20,166
TechTarget Inc.(a)	14,879	306,656
TEGNA Inc.	179,271	1,946,883
Townsquare Media Inc., Class A	7,684	35,423
Tribune Publishing Co.	6,285	50,971
Urban One Inc., NVS(a)(b)	22,852	21,709
Urban One Inc., Class A(a)(b)	233	259
ViacomCBS Inc., Class A	19,924	355,245
ViacomCBS Inc., Class B, NVS	443,854	6,218,395
WideOpenWest Inc.(a)(b)	58,615	279,007

		308,130,314

Metals & Mining — 0.4%
Alcoa Corp.(a)(b)	159,605	983,167
Allegheny Technologies Inc.(a)	99,702	847,467
Ampco-Pittsburgh Corp.(a)(b)	7,438	18,595
Carpenter Technology Corp.	42,487	828,497
Century Aluminum Co.(a)(b)	46,093	166,857
Cleveland-Cliffs Inc.(b)	337,714	1,333,970
Coeur Mining Inc.(a)(b)	178,317	572,398
Commercial Metals Co.	90,930	1,435,785
Compass Minerals International Inc.	30,462	1,171,873
Comstock Mining Inc.(a)(b)	4,552	1,844
Contura Energy Inc.(a)(b)	2,628	6,176
Freeport-McMoRan Inc.	1,212,280	8,182,890
Friedman Industries Inc.	7,247	31,959
General Moly Inc.(a)(b)	82,420	13,187
Gold Resource Corp.(b)	45,131	124,110
Golden Minerals Co.(a)(b)	75,934	15,954
Haynes International Inc.	8,209	169,188
Hecla Mining Co.(b)	487,466	887,188
Kaiser Aluminum Corp.	15,726	1,089,497
Materion Corp.	16,626	582,076
McEwen Mining Inc.(a)(b)	187,103	123,638
Newmont Corp.	696,180	31,523,030
Nucor Corp.	257,844	9,287,541
Olympic Steel Inc.	7,531	77,946
Paramount Gold Nevada Corp.(a)(b)	6,896	4,207

34

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ramaco Resources Inc.(a)	7,654	$18,293
Reliance Steel & Aluminum Co.	57,168	5,007,345
Royal Gold Inc.	55,050	4,828,436
Ryerson Holding Corp.(a)	14,304	76,097
Schnitzer Steel Industries Inc., Class A	22,382	291,861
Solitario Zinc Corp.(a)(b)	29,840	5,950
Steel Dynamics Inc.	182,571	4,115,150
SunCoke Energy Inc.	52,568	202,387
Synalloy Corp.(a)	7,606	66,400
TimkenSteel Corp.(a)(b)	30,215	97,594
U.S. Antimony Corp.(a)(b)	59,486	19,666
U.S. Steel Corp.(b)	151,401	955,340
Universal Stainless & Alloy Products Inc.(a)(b)	7,245	55,859
Warrior Met Coal Inc.(b)	32,087	340,764
Worthington Industries Inc.	37,477	983,771

		76,543,953

Mortgage Real Estate Investment — 0.1%
AG Mortgage Investment Trust Inc.	14,415	39,497
AGNC Investment Corp.	470,514	4,978,038
Annaly Capital Management Inc.	1,239,500	6,284,265
Anworth Mortgage Asset Corp.	52,297	59,096
Apollo Commercial Real Estate Finance Inc.	119,590	887,358
Arbor Realty Trust Inc.	65,694	321,901
Ares Commercial Real Estate Corp.	21,283	148,768
Arlington Asset Investment Corp., Class A	91,303	199,954
ARMOUR Residential REIT Inc.(b)	50,147	441,795
Blackstone Mortgage Trust Inc., Class A	107,831	2,007,813
Capstead Mortgage Corp.	51,995	218,379
Cherry Hill Mortgage Investment Corp.	6,874	42,619
Chimera Investment Corp.	157,267	1,431,130
Colony Credit Real Estate Inc.	69,035	271,998
Dynex Capital Inc.	12,969	135,396
Ellington Financial Inc.	46,156	263,551
Ellington Residential Mortgage REIT	6,892	36,528
Exantas Capital Corp.	21,756	60,047
Granite Point Mortgage Trust Inc.	52,700	267,189
Great Ajax Corp.	15,235	96,895
Hunt Companies Finance Trust Inc.	13,966	25,837
Invesco Mortgage Capital Inc.	143,815	490,409
KKR Real Estate Finance Trust Inc.	23,235	348,757
Ladder Capital Corp.	79,738	377,958
Manhattan Bridge Capital Inc.	879	3,595
MFA Financial Inc.	466,940	723,757
New Residential Investment Corp.	337,524	1,690,995
New York Mortgage Trust Inc.	235,097	364,400
Orchid Island Capital Inc.	151,589	447,187
PennyMac Mortgage Investment Trust(e)	74,734	793,675
Ready Capital Corp.	13,770	99,419
Redwood Trust Inc.	92,662	468,870
Starwood Property Trust Inc.	232,186	2,379,906
TPG RE Finance Trust Inc.	58,066	318,782
Tremont Mortgage Trust	5,243	11,010
Two Harbors Investment Corp.	217,953	830,401
Western Asset Mortgage Capital Corp.	24,316	55,684

		27,622,859

Multi-Utilities — 1.0%
Ameren Corp.	205,069	14,935,175
Avista Corp.	59,913	2,545,703
Black Hills Corp.	52,016	3,330,585

Security	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy Inc.	425,336	$6,571,441
CMS Energy Corp.	237,796	13,970,515
Consolidated Edison Inc.	279,211	21,778,458
Dominion Energy Inc.	695,380	50,199,482
DTE Energy Co.	163,628	15,539,751
MDU Resources Group Inc.	157,974	3,396,441
NiSource Inc.	315,227	7,871,218
NorthWestern Corp.	47,491	2,841,387
Public Service Enterprise Group Inc.	429,235	19,276,944
Sempra Energy(b)	244,652	27,643,230
Unitil Corp.	8,289	433,680
WEC Energy Group Inc.	267,691	23,591,608

		213,925,618

Multiline Retail — 0.4%
Big Lots Inc.	31,979	454,741
Dillard’s Inc., Class A(b)	8,583	317,142
Dollar General Corp.	219,259	33,110,302
Dollar Tree Inc.(a)	202,586	14,883,993
JC Penney Co. Inc.(a)(b)	274,538	98,834
Kohl’s Corp.	133,951	1,954,345
Macy’s Inc.	257,410	1,263,883
Nordstrom Inc.	88,605	1,359,201
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	43,048	1,994,844
Target Corp.	433,191	40,273,767
Tuesday Morning Corp.(a)(b)	37,335	21,498

		95,732,550

Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp.(a)(b)	263,885	31,930
Adams Resources & Energy Inc.	606	14,241
Aemetis Inc.(a)(b)	8,337	4,335
Altus Midstream Co., Class A(a)(b)	76,986	57,739
Amplify Energy Corp.	57,953	32,796
Antero Midstream Corp.	262,584	551,426
Antero Resources Corp.(a)(b)	186,998	133,311
Apache Corp.	312,641	1,306,839
Arch Coal Inc., Class A	14,784	427,258
Barnwell Industries Inc.(a)	747	463
Berry Corp.	30,066	72,459
Bonanza Creek Energy Inc.(a)(b)	7,379	83,014
Brigham Minerals Inc., Class A	8,978	74,248
Cabot Oil & Gas Corp.	358,102	6,155,773
California Resources Corp.(a)(b)	40,089	40,089
Callon Petroleum Co.(a)	267,221	146,410
Camber Energy Inc.(a)	1	1
Centennial Resource Development Inc./DE, Class A(a)	157,147	41,330
Centrus Energy Corp., Class A(a)(b)	6,893	34,948
Chaparral Energy Inc., Class A(a)	98,244	46,175
Cheniere Energy Inc.(a)(b)	199,207	6,673,434
Chesapeake Energy Corp.(a)(b)	878,369	151,694
Chevron Corp.	1,612,257	116,824,142
Cimarex Energy Co.	84,085	1,415,151
Clean Energy Fuels Corp.(a)	97,595	173,719
CNX Resources Corp.(a)	167,341	890,254
Comstock Resources Inc.(a)(b)	12,674	68,313
Concho Resources Inc.	167,834	7,191,687
ConocoPhillips	943,900	29,072,120
CONSOL Energy Inc.(a)(b)	22,659	83,612
Contango Oil & Gas Co.(a)(b)	68,352	102,528

35

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc./OK(b)	66,508	$508,121
CVR Energy Inc.	22,398	370,239
Delek U.S. Holdings Inc.	65,903	1,038,631
Denbury Resources Inc.(a)(b)	399,099	73,674
Devon Energy Corp.	343,003	2,370,151
Diamond S Shipping Inc.(a)	26,612	314,288
Diamondback Energy Inc.	135,463	3,549,131
Dorian LPG Ltd.(a)	15,867	138,202
Earthstone Energy Inc., Class A(a)(b)	29,199	51,390
EOG Resources Inc.	490,292	17,611,289
EQT Corp.	214,906	1,519,385
Equitrans Midstream Corp.	171,510	862,695
Evolution Petroleum Corp.	113,119	295,241
Extraction Oil & Gas Inc.(a)(b)	119,000	50,218
Exxon Mobil Corp.	3,609,331	137,046,298
Falcon Minerals Corp.	59,388	127,684
Gevo Inc.(a)	262	215
Goodrich Petroleum Corp.(a)(b)	37,699	160,598
Green Plains Inc.	22,521	109,227
Gulfport Energy Corp.(a)	133,249	59,256
Hallador Energy Co.	14,905	14,143
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.(b)	216,640	7,214,112
HighPoint Resources Corp.(a)(b)	97,995	18,619
HollyFrontier Corp.	125,123	3,066,765
Houston American Energy Corp.(a)(b)	30,683	3,648
International Seaways Inc.(b)	30,875	737,604
Kinder Morgan Inc./DE	1,646,548	22,919,948
Kosmos Energy Ltd.	264,898	237,243
Laredo Petroleum Inc.(a)(b)	75,874	28,817
Lilis Energy Inc.(a)(b)	313,328	54,268
Lonestar Resources U.S. Inc., Class A(a)	111,183	46,030
Magnolia Oil & Gas Corp., Class A(a)(b)	76,155	304,620
Marathon Oil Corp.	684,175	2,250,936
Marathon Petroleum Corp.	556,841	13,152,584
Matador Resources Co.(a)	75,105	186,260
Montage Resources Corp.(a)(b)	16,482	37,085
Murphy Oil Corp.(b)	128,727	789,097
NACCO Industries Inc., Class A	560	15,669
NextDecade Corp.(a)	6,273	11,793
Noble Energy Inc.	402,051	2,428,388
Northern Oil and Gas Inc.(a)(b)	163,197	108,216
Oasis Petroleum Inc.(a)(b)	192,344	67,320
Occidental Petroleum Corp.(b)	757,756	8,774,814
ONEOK Inc.	351,053	7,656,466
Overseas Shipholding Group Inc., Class A(a)(b)	1,987	4,510
Pacific Ethanol Inc.(a)(b)	45,833	11,917
Panhandle Oil and Gas Inc., Class A	44,962	165,910
Par Pacific Holdings Inc.(a)	35,473	251,858
Parsley Energy Inc., Class A	265,698	1,522,450
PBF Energy Inc., Class A	85,581	605,913
PDC Energy Inc.(a)(b)	87,824	545,387
Peabody Energy Corp.	61,733	179,026
PEDEVCO Corp.(a)(b)	1,000	875
Penn Virginia Corp.(a)	7,980	24,658
Phillips 66	379,800	20,376,270
Pioneer Natural Resources Co.	142,062	9,965,649
PrimeEnergy Resources Corp.(a)(b)	174	12,876
QEP Resources Inc.	196,991	65,893
Range Resources Corp.(b)	173,559	395,715

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group Inc.(a)	36,223	$743,658
REX American Resources Corp.(a)(b)	7,913	368,034
Ring Energy Inc.(a)(b)	81,872	53,929
SandRidge Energy Inc.(a)(b)	15,345	13,797
SilverBow Resources Inc.(a)(b)	23,345	57,662
SM Energy Co.	81,351	99,248
Southwestern Energy Co.(a)	481,874	814,367
Talos Energy Inc.(a)(b)	14,148	81,351
Targa Resources Corp.	190,441	1,315,947
Tellurian Inc.(a)(b)	81,245	73,437
Torchlight Energy Resources Inc.(a)(b)	180,103	70,780
TransAtlantic Petroleum Ltd.(a)(b)	149,479	30,927
U.S. Energy Corp. Wyoming(a)	571	1,633
Unit Corp.(a)(b)	46,692	12,140
Uranium Energy Corp.(a)	331,903	185,866
VAALCO Energy Inc.(a)(b)	202,213	182,396
Valero Energy Corp.	352,407	15,985,182
Vertex Energy Inc.(a)(b)	14,731	8,839
W&T Offshore Inc.(a)(b)	77,121	131,106
Westwater Resources Inc.(a)	11	11
Whiting Petroleum Corp.(a)(b)	80,430	53,920
Williams Companies Inc. (The)	1,021,828	14,458,866
World Fuel Services Corp.	60,871	1,532,732
WPX Energy Inc.(a)	363,166	1,107,656
Yuma Energy Inc.(a)	48	74
Zion Oil & Gas Inc.(a)(b)	97,009	17,171

		479,814,472

Paper & Forest Products — 0.0%
Boise Cascade Co.	30,225	718,750
Clearwater Paper Corp.(a)(b)	14,895	324,860
Domtar Corp.	53,063	1,148,283
Louisiana-Pacific Corp.	113,618	1,951,957
Mercer International Inc.	36,794	266,389
Neenah Inc.	14,730	635,305
PH Glatfelter Co.	36,834	450,111
Resolute Forest Products Inc.(a)	97,468	122,810
Schweitzer-Mauduit International Inc.	23,177	644,784
Verso Corp., Class A(a)(b)	28,838	325,293

		6,588,542

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)(b)	33,289	567,577
Coty Inc., Class A	253,384	1,307,461
Cyanotech Corp.(a)	812	1,632
Edgewell Personal Care Co.(a)	45,381	1,092,775
elf Beauty Inc.(a)(b)	16,347	160,855
Estee Lauder Companies Inc. (The), Class A(b)	188,519	30,038,618
Herbalife Nutrition Ltd.(a)(b)	83,247	2,427,483
Inter Parfums Inc.	14,827	687,231
Lifevantage Corp.(a)(b)	14,153	145,776
Mannatech Inc.	256	2,752
Medifast Inc.	9,416	588,500
MYOS RENS Technology Inc.(a)	307	279
Natural Alternatives International Inc.(a)	880	5,544
Natural Health Trends Corp.	7,231	23,790
Nature’s Sunshine Products Inc.(a)(b)	7,469	60,723
Nu Skin Enterprises Inc., Class A	50,372	1,100,628
Reliv International Inc.(a)	258	839
Revlon Inc., Class A(a)(b)	7,762	84,839
United-Guardian Inc.	14,598	210,941

36

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
USANA Health Sciences Inc.(a)	9,787	$565,297
Veru Inc.(a)(b)	15,819	51,728
Youngevity International Inc.(a)(b)	12,339	8,637

		39,133,905

Pharmaceuticals — 4.6%
AcelRx Pharmaceuticals Inc.(a)(b)	84,262	99,429
Acer Therapeutics Inc.(a)(b)	368	732
Aclaris Therapeutics Inc.(a)(b)	53,793	55,945
Adamis Pharmaceuticals Corp.(a)(b)	8,255	2,949
Aerie Pharmaceuticals Inc.(a)(b)	35,310	476,685
Aerpio Pharmaceuticals Inc.(a)	119,226	65,550
Agile Therapeutics Inc.(a)(b)	37,345	69,462
Akorn Inc.(a)	110,443	61,981
Alimera Sciences Inc.(a)(b)	9,787	37,582
Allergan PLC	279,637	49,523,713
Amneal Pharmaceuticals Inc.(a)(b)	67,541	235,043
Amphastar Pharmaceuticals Inc.(a)(b)	15,121	224,396
Ampio Pharmaceuticals Inc.(a)(b)	218,216	90,560
ANI Pharmaceuticals Inc.(a)(b)	7,685	313,087
Aquestive Therapeutics Inc.(a)(b)	7,858	17,209
Arvinas Holding Co. LLC(a)(b)	19,417	782,505
Assertio Therapeutics Inc.(a)	50,321	32,709
Avenue Therapeutics Inc.(a)(b)	5,508	49,242
Axsome Therapeutics Inc.(a)(b)	22,677	1,334,088
Baudax Bio Inc.(a)	3,060	7,589
BioDelivery Sciences International Inc.(a)(b)	42,440	160,848
BioPharmX Corp.(a)	247	75
Bristol-Myers Squibb Co.	1,995,656	111,237,865
Cara Therapeutics Inc.(a)(b)	44,572	588,796
Cassava Sciences Inc.(a)	6,236	25,630
Catalent Inc.(a)	128,938	6,698,329
cbdMD Inc.(a)(b)	100,153	93,142
Cerecor Inc.(a)	6,998	17,355
Chiasma Inc.(a)(b)	9,169	33,467
Clearside Biomedical Inc.(a)(b)	30,766	52,302
Collegium Pharmaceutical Inc.(a)(b)	29,335	479,041
Corcept Therapeutics Inc.(a)	89,174	1,060,279
CorMedix Inc.(a)(b)	10,581	37,986
Cumberland Pharmaceuticals Inc.(a)(b)	8,319	30,198
Cymabay Therapeutics Inc.(a)	51,209	75,789
Durect Corp.(a)(b)	89,489	138,708
Elanco Animal Health Inc.(a)(b)	331,391	7,419,844
Eli Lilly & Co.	718,154	99,622,323
Eloxx Pharmaceuticals Inc.(a)(b)	37,183	72,879
Endo International PLC(a)(b)	152,080	562,696
Eton Pharmaceuticals Inc.(a)(b)	9,090	37,269
Evofem Biosciences Inc.(a)(b)	574	3,054
Evoke Pharma Inc.(a)(b)	60,532	70,217
Evolus Inc.(a)(b)	6,762	28,062
EyeGate Pharmaceuticals Inc.(a)	42	218
Eyenovia Inc.(a)(b)	9,310	21,413
EyePoint Pharmaceuticals Inc.(a)(b)	23,207	23,671
Fulcrum Therapeutics Inc.(a)(b)	4,068	48,572
Harrow Health Inc.(a)(b)	53,268	203,484
Hepion Pharmaceuticals Inc.(a)(b)	86	153
Horizon Therapeutics PLC(a)	151,963	4,501,144
Hoth Therapeutics Inc.(a)	1	3
Innovate Biopharmaceuticals Inc.(a)	18,351	9,234
Innoviva Inc.(a)	67,867	798,116
Intersect ENT Inc.(a)	23,330	276,460

Security	Shares	Value

Pharmaceuticals (continued)
Intra-Cellular Therapies Inc.(a)(b)	50,002	$768,531
Jaguar Health Inc.(a)	109	52
Jazz Pharmaceuticals PLC(a)	46,119	4,599,909
Johnson & Johnson	2,238,963	293,595,218
Kala Pharmaceuticals Inc.(a)(b)	59,670	524,499
Kaleido Biosciences Inc.(a)(b)	4,834	29,729
KemPharm Inc.(a)	6,736	1,516
Lannett Co. Inc.(a)(b)	29,978	208,347
Lipocine Inc.(a)(b)	67,591	32,444
Liquidia Technologies Inc.(a)(b)	28,713	135,238
Mallinckrodt PLC(a)(b)	76,743	151,951
Marinus Pharmaceuticals Inc.(a)(b)	97,118	197,150
Menlo Therapeutics Inc.(a)	9,245	24,777
Merck & Co. Inc.	2,165,773	166,634,575
Mylan NV(a)	432,621	6,450,379
MyoKardia Inc.(a)(b)	40,095	1,879,654
Nektar Therapeutics(a)(b)	148,278	2,646,762
Neos Therapeutics Inc.(a)(b)	59,081	44,311
NGM Biopharmaceuticals Inc.(a)	32,010	394,683
NovaBay Pharmaceuticals Inc.(a)(b)	657	394
Novan Inc.(a)(b)	15,640	7,429
Novus Therapeutics Inc.(a)	317	124
Ocular Therapeutix Inc.(a)(b)	36,902	182,665
Odonate Therapeutics Inc.(a)	24,117	665,870
Omeros Corp.(a)(b)	45,329	606,049
OncoMed Pharmaceuticals Inc., NVS(c)	6,598	66
Onconova Therapeutics Inc.(a)	31	9
Opiant Pharmaceuticals Inc.(a)	2,506	24,007
Optinose Inc.(a)(b)	54,319	243,892
Osmotica Pharmaceuticals PLC(a)	6,700	21,306
Otonomy Inc.(a)(b)	15,679	30,888
Pacira BioSciences Inc.(a)	38,279	1,283,495
Paratek Pharmaceuticals Inc.(a)(b)	14,696	46,292
Perrigo Co. PLC	114,364	5,499,765
Pfizer Inc.	4,722,597	154,145,566
Phathom Pharmaceuticals Inc.(a)(b)	9,248	238,783
Phibro Animal Health Corp., Class A	22,113	534,471
PLx Pharma Inc.(a)	348	783
Prestige Consumer Healthcare Inc.(a)(b)	44,891	1,646,602
ProPhase Labs Inc.	123	232
Provention Bio Inc.(a)(b)	29,309	269,643
Pulmatrix Inc.(a)	15	15
Reata Pharmaceuticals Inc., Class A(a)(b)	21,710	3,133,621
Recro Pharma Inc.(a)	8,227	67,215
Relmada Therapeutics Inc.(a)(b)	10,167	346,796
resTORbio Inc.(a)	70,141	72,245
Revance Therapeutics Inc.(a)	36,437	539,268
Ritter Pharmaceuticals Inc.(a)	15,081	4,027
Satsuma Pharmaceuticals Inc.(a)(b)	5,087	109,472
scPharmaceuticals Inc.(a)	2,486	18,396
SCYNEXIS Inc.(a)(b)	75,567	59,018
Seelos Therapeutics Inc.(a)	43	21
Seelos Therapeutics Inc. New	43	23
SIGA Technologies Inc.(a)(b)	76,233	364,394
Sonoma Pharmaceuticals Inc.(a)	609	3,021
Strongbridge Biopharma PLC(a)(b)	184,549	348,798
Supernus Pharmaceuticals Inc.(a)	44,529	801,077
Teligent Inc.(a)(b)	53,496	14,979
Tetraphase Pharmaceuticals Inc.(a)	4,778	6,116
TFF Pharmaceuticals Inc.(a)(b)	4,085	15,686

37

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
TherapeuticsMD Inc.(a)(b)	134,344	$142,405
Theravance Biopharma Inc.(a)(b)	37,395	864,198
Titan Pharmaceuticals Inc.(a)	1,839	428
Trevi Therapeutics Inc.(a)(b)	4,786	15,746
Tricida Inc.(a)	20,806	457,732
Urovant Sciences Ltd.(a)(b)	36,143	333,238
Verrica Pharmaceuticals Inc.(a)(b)	35,491	387,917
VIVUS Inc.(a)(b)	13,150	47,340
WaVe Life Sciences Ltd.(a)(b)	17,586	164,781
Xeris Pharmaceuticals Inc.(a)(b)	21,943	42,789
Zoetis Inc.	404,135	47,562,648
Zogenix Inc.(a)	36,364	899,282
Zynerba Pharmaceuticals Inc.(a)(b)	9,279	35,539

		988,535,365

Professional Services — 0.5%
Acacia Research Corp.(a)	8,453	18,766
AIkido Pharma Inc., NVS(a)	56	28
Akerna Corp.(a)(b)	2,408	12,329
ASGN Inc.(a)	45,303	1,600,102
Barrett Business Services Inc.	7,218	286,122
BG Staffing Inc.	20,843	155,906
CBIZ Inc.(a)	38,222	799,604
CoreLogic Inc.	62,159	1,898,336
CoStar Group Inc.(a)(b)	30,982	18,192,940
CRA International Inc.	7,464	249,372
DLH Holdings Corp.(a)	819	3,448
Equifax Inc.(b)	102,373	12,228,455
Exponent Inc.	44,348	3,189,065
Forrester Research Inc.(a)	7,609	222,411
Franklin Covey Co.(a)(b)	14,221	220,994
FTI Consulting Inc.(a)(b)	30,930	3,704,486
GEE Group Inc.(a)	802	292
GP Strategies Corp.(a)(b)	14,781	96,224
Heidrick & Struggles International Inc.	14,852	334,170
Hill International Inc.(a)(b)	122,397	177,476
HireQuest Inc.(a)(b)	3,385	20,208
Hudson Global Inc.(a)	1,946	16,638
Huron Consulting Group Inc.(a)	16,305	739,595
ICF International Inc.	15,085	1,036,340
IHS Markit Ltd.	342,255	20,535,300
InnerWorkings Inc.(a)(b)	30,261	35,405
Insperity Inc.	32,080	1,196,584
Kelly Services Inc., Class A, NVS	22,785	289,142
Kforce Inc.	21,918	560,443
Korn Ferry	45,409	1,104,347
Lightbridge Corp.(a)(b)	501	977
ManpowerGroup Inc.	51,501	2,729,038
Mastech Digital Inc.(a)	1,268	16,281
Mistras Group Inc.(a)(b)	14,443	61,527
Nielsen Holdings PLC	299,075	3,750,401
RCM Technologies Inc.(a)	7,825	9,781
Red Violet Inc.(a)(b)	1,041	18,738
Rekor Systems Inc.(a)(b)	9,005	33,319
Resources Connection Inc.	30,000	329,100
Robert Half International Inc.	98,416	3,715,204
TransUnion(b)	158,969	10,520,568
TriNet Group Inc.(a)	36,879	1,388,863
TrueBlue Inc.(a)	30,928	394,641
Upwork Inc.(a)	45,840	295,668
Verisk Analytics Inc.(b)	140,647	19,603,379

Security	Shares	Value

Professional Services (continued)
Volt Information Sciences Inc.(a)	7,680	$6,221
Willdan Group Inc.(a)(b)	7,224	154,377

		111,952,611

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	8,082	61,989
American Realty Investors Inc.(a)	779	7,198
CBRE Group Inc., Class A(a)	286,559	10,806,140
CKX Lands Inc.(a)	229	1,947
Consolidated-Tomoka Land Co.(b)	6,786	307,609
eXp World Holdings Inc.(a)(b)	47,381	400,843
Forestar Group Inc.(a)	1,009	10,443
FRP Holdings Inc.(a)(b)	6,808	292,744
Griffin Industrial Realty Inc.	642	20,993
Howard Hughes Corp. (The)(a)(b)	36,419	1,839,888
InterGroup Corp. (The)(a)	126	3,529
Jones Lang LaSalle Inc.(b)	43,638	4,406,565
JW Mays Inc.(a)	106	2,352
Kennedy-Wilson Holdings Inc.	111,666	1,498,558
Marcus & Millichap Inc.(a)	21,859	592,379
Maui Land & Pineapple Co. Inc.(a)(b)	7,200	78,696
Newmark Group Inc., Class A	131,859	560,401
Rafael Holdings Inc., Class B(a)(b)	4,855	62,193
RE/MAX Holdings Inc., Class A	14,788	324,153
Realogy Holdings Corp.	95,204	286,564
Redfin Corp.(a)(b)	59,858	923,010
RMR Group Inc. (The), Class A	9,512	256,539
St. Joe Co. (The)(a)(b)	33,151	556,274
Stratus Properties Inc.(a)	6,790	120,115
Tejon Ranch Co.(a)(b)	8,406	118,188
Transcontinental Realty Investors Inc.(a)	269	5,517
Trinity Place Holdings Inc.(a)(b)	127,269	231,630

		23,776,457

Road & Rail — 1.0%
AMERCO	6,886	2,000,727
ArcBest Corp.	21,786	381,691
Avis Budget Group Inc.(a)(b)	57,112	793,857
Covenant Transportation Group Inc., Class A(a)	8,151	70,669
CSX Corp.	663,882	38,040,439
Daseke Inc.(a)(b)	95,117	133,164
Heartland Express Inc.(b)	29,896	555,169
Hertz Global Holdings Inc.(a)(b)	88,647	547,838
JB Hunt Transport Services Inc.(b)	74,421	6,863,849
Kansas City Southern(b)	84,199	10,708,429
Knight-Swift Transportation Holdings Inc.(b)	99,024	3,247,987
Landstar System Inc.	36,109	3,461,409
Lyft Inc., Class A(a)(b)	169,546	4,552,310
Marten Transport Ltd.	30,974	635,586
Norfolk Southern Corp.	224,575	32,787,950
Old Dominion Freight Line Inc.(b)	81,599	10,710,685
PAM Transportation Services Inc.(a)	673	20,695
Patriot Transportation Holding Inc.	681	6,415
Roadrunner Transportation Systems Inc.(a)(b)	22,482	57,329
Ryder System Inc.	44,153	1,167,405
Saia Inc.(a)(b)	21,858	1,607,437
Schneider National Inc., Class B	15,622	302,129
U.S. Xpress Enterprises Inc., Class A(a)	55,155	184,218
Uber Technologies Inc.(a)(b)	172,756	4,823,348
Union Pacific Corp.	593,106	83,651,670
Universal Logistics Holdings Inc.(b)	7,316	95,840

38

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
USA Truck Inc.(a)(b)	7,387	$23,417
Werner Enterprises Inc.	37,448	1,357,864
YRC Worldwide Inc.(a)(b)	29,161	48,990

		208,838,516

Semiconductors & Semiconductor Equipment — 4.3%
ACM Research Inc., Class A(a)(b)	8,108	240,078
Adesto Technologies Corp.(a)(b)	10,345	115,761
Advanced Energy Industries Inc.(a)(b)	29,060	1,409,119
Advanced Micro Devices Inc.(a)(b)	999,235	45,445,208
Aehr Test Systems(a)	14,141	23,615
Alpha & Omega Semiconductor Ltd.(a)	27	173
Ambarella Inc.(a)(b)	26,861	1,304,370
Amkor Technology Inc.(a)(b)	87,865	684,468
Amtech Systems Inc.(a)(b)	7,662	33,330
Analog Devices Inc.	314,859	28,227,109
Applied Materials Inc.	787,330	36,075,461
Atomera Inc.(a)(b)	10,930	38,255
Axcelis Technologies Inc.(a)	22,643	414,593
AXT Inc.(a)(b)	29,837	95,777
Broadcom Inc.	337,495	80,020,065
Brooks Automation Inc.	59,829	1,824,785
Cabot Microelectronics Corp.	24,553	2,802,479
CEVA Inc.(a)	15,277	380,856
Cirrus Logic Inc.(a)(b)	52,044	3,415,648
Cohu Inc.	30,514	377,763
Cree Inc.(a)(b)	87,062	3,087,219
CVD Equipment Corp.(a)(b)	6,770	16,113
CyberOptics Corp.(a)(b)	7,201	123,209
Cypress Semiconductor Corp.	308,578	7,196,039
Diodes Inc.(a)	30,247	1,229,087
DSP Group Inc.(a)	26	348
eMagin Corp.(a)(b)	15,847	3,391
Enphase Energy Inc.(a)(b)	65,914	2,128,363
Entegris Inc.(b)	113,416	5,077,634
Envision Solar International Inc.(a)(b)	4,622	35,081
Everspin Technologies Inc.(a)(b)	57,607	150,930
First Solar Inc.(a)(b)	66,276	2,389,913
FormFactor Inc.(a)	59,758	1,200,538
GSI Technology Inc.(a)(b)	15,141	105,381
Ichor Holdings Ltd.(a)	16,403	314,282
Impinj Inc.(a)(b)	12,571	210,061
Inphi Corp.(a)(b)	38,509	3,048,758
Intel Corp.	3,708,623	200,710,677
inTEST Corp.(a)(b)	7,299	19,415
KLA Corp.	135,424	19,465,846
Kopin Corp.(a)(b)	51,883	18,118
Kulicke & Soffa Industries Inc.	59,246	1,236,464
Lam Research Corp.	122,893	29,494,320
Lattice Semiconductor Corp.(a)(b)	107,884	1,922,493
MACOM Technology Solutions Holdings Inc.(a)(b)	32,653	618,121
Marvell Technology Group Ltd.	563,415	12,750,081
Maxim Integrated Products Inc.	232,358	11,294,922
MaxLinear Inc.(a)(b)	58,833	686,581
Microchip Technology Inc.	203,358	13,787,672
Micron Technology Inc.(a)	942,355	39,635,451
MKS Instruments Inc.	44,395	3,615,973
Monolithic Power Systems Inc.	35,078	5,874,162
MoSys Inc.(a)(b)	293	270
NeoPhotonics Corp.(a)(b)	22,561	163,567
NVE Corp.	6,629	344,907

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.(b)	520,632	$137,238,595
ON Semiconductor Corp.(a)(b)	342,739	4,263,673
Onto Innovation Inc.(a)(b)	40,186	1,192,319
PDF Solutions Inc.(a)	22,326	261,661
Photronics Inc.(a)	47,751	489,925
Pixelworks Inc.(a)(b)	22,320	63,612
Power Integrations Inc.	24,459	2,160,464
Qorvo Inc.(a)	99,949	8,058,888
QUALCOMM Inc.	973,962	65,888,529
QuickLogic Corp.(a)(b)	3,444	9,781
Rambus Inc.(a)	94,219	1,045,831
Rubicon Technology Inc.(a)	842	6,323
Semtech Corp.(a)	52,493	1,968,488
Silicon Laboratories Inc.(a)	36,760	3,139,672
Skyworks Solutions Inc.	144,637	12,927,655
SMART Global Holdings Inc.(a)(b)	13,168	319,982
SolarEdge Technologies Inc.(a)(b)	40,713	3,333,580
SunPower Corp.(a)(b)	58,951	298,882
Synaptics Inc.(a)	30,061	1,739,630
Teradyne Inc.	144,814	7,844,574
Texas Instruments Inc.	796,662	79,610,434
Trio-Tech International(a)	311	836
Ultra Clean Holdings Inc.(a)	29,268	403,898
Universal Display Corp.	36,836	4,854,248
Veeco Instruments Inc.(a)(b)	37,602	359,851
Xilinx Inc.	214,951	16,753,281
Xperi Corp.	44,605	620,456

		925,739,368

Software — 8.6%
2U Inc.(a)	46,556	987,918
8x8 Inc.(a)(b)	76,623	1,061,995
A10 Networks Inc.(a)	30,340	188,411
ACI Worldwide Inc.(a)	96,884	2,339,749
Adobe Inc.(a)	411,749	131,035,002
Agilysys Inc.(a)(b)	14,373	240,029
Alarm.com Holdings Inc.(a)(b)	30,330	1,180,140
Altair Engineering Inc., Class A(a)(b)	31,595	837,267
Alteryx Inc., Class A(a)(b)	40,658	3,869,422
American Software Inc./GA, Class A	22,350	317,594
Anaplan Inc.(a)	71,813	2,173,061
ANSYS Inc.(a)	72,284	16,803,861
Appfolio Inc., Class A(a)(b)	4,393	487,403
Appian Corp.(a)(b)	23,254	935,508
Aquamed Technologies Inc.	1,090	0	(d)
Aspen Technology Inc.(a)(b)	58,889	5,598,577
Asure Software Inc.(a)(b)	5,468	32,589
AudioEye Inc.(a)(b)	2,856	12,167
Autodesk Inc.(a)	186,784	29,156,982
Avalara Inc.(a)(b)	55,627	4,149,774
Avaya Holdings Corp.(a)(b)	84,783	685,894
Aware Inc./MA(a)(b)	15,041	42,867
Benefitfocus Inc.(a)(b)	20,871	185,961
Blackbaud Inc.	39,316	2,184,004
Blackline Inc.(a)(b)	38,689	2,035,428
Bottomline Technologies DE Inc.(a)	34,616	1,268,676
Box Inc., Class A(a)(b)	129,354	1,816,130
BSQUARE Corp.(a)(b)	7,817	7,427
Cadence Design Systems Inc.(a)	237,558	15,688,330
CDK Global Inc.	103,501	3,400,008
CERENCE Inc.(a)(b)	30,817	474,582

39

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)(b)	84,129	$4,212,339
ChannelAdvisor Corp.(a)	21,672	157,339
Citrix Systems Inc.	97,917	13,860,151
Cloudera Inc.(a)	209,793	1,651,071
Cloudflare Inc., Class A(a)(b)	31,662	743,424
CommVault Systems Inc.(a)	30,265	1,225,127
Cornerstone OnDemand Inc.(a)	45,007	1,428,972
Coupa Software Inc.(a)(b)	53,608	7,490,646
Crowdstrike Holdings Inc., Class A(a)(b)	17,376	967,496
Datadog Inc., Class A(a)(b)	23,419	842,616
Digimarc Corp.(a)(b)	9,330	121,757
Digital Turbine Inc.(a)(b)	44,398	191,355
DocuSign Inc.(a)(b)	105,103	9,711,517
Domo Inc., Class B(a)	7,766	77,194
Dropbox Inc., Class A(a)(b)	173,748	3,144,839
Dynatrace Inc.(a)	52,037	1,240,562
Ebix Inc.(b)	22,300	338,514
eGain Corp.(a)	15,005	109,987
Elastic NV(a)(b)	27,069	1,510,721
Envestnet Inc.(a)(b)	45,171	2,429,296
Everbridge Inc.(a)	29,907	3,180,909
Evolving Systems Inc.(a)	7,607	5,933
Fair Isaac Corp.(a)	24,640	7,581,482
Finjan Holdings Inc.(a)(b)	6,850	6,850
FireEye Inc.(a)(b)	164,969	1,745,372
Five9 Inc.(a)(b)	52,624	4,023,631
ForeScout Technologies Inc.(a)(b)	31,059	981,154
Fortinet Inc.(a)(b)	121,019	12,243,492
GlobalSCAPE Inc.	8,817	62,777
GSE Systems Inc.(a)(b)	8,208	7,652
GTY Technology Holdings Inc.(a)(b)	13,710	61,969
Guidewire Software Inc.(a)(b)	70,760	5,611,976
HubSpot Inc.(a)(b)	32,131	4,279,528
Intelligent Systems Corp.(a)(b)	6,659	226,339
Intuit Inc.	219,895	50,575,850
Inuvo Inc.(a)(b)	15,943	3,769
Issuer Direct Corp.(a)	318	2,830
j2 Global Inc.	38,472	2,879,629
LivePerson Inc.(a)	45,613	1,037,696
LogMeIn Inc.	44,426	3,699,797
Majesco(a)	7,565	41,305
Manhattan Associates Inc.(a)	54,173	2,698,899
Marin Software Inc.(a)	1,625	1,950
Medallia Inc.(a)(b)	16,196	324,568
Microsoft Corp.	6,489,832	1,023,511,405
MicroStrategy Inc., Class A(a)	7,564	893,308
Mitek Systems Inc.(a)(b)	14,931	117,656
MobileIron Inc.(a)(b)	44,569	169,362
Model N Inc.(a)	35,046	778,372
Net Element Inc.(a)	51	90
NetSol Technologies Inc.(a)(b)	7,595	18,988
New Relic Inc.(a)	39,036	1,805,025
NortonLifeLock Inc.	482,216	9,022,261
Nuance Communications Inc.(a)(b)	247,252	4,148,889
Nutanix Inc., Class A(a)(b)	125,748	1,986,818
NXT-ID Inc.(a)	250	88
Oblong Inc.(a)	1,121	1,351
OneSpan Inc.(a)(b)	22,750	412,913
Oracle Corp.	1,842,312	89,038,939
Pagerduty Inc.(a)(b)	4,604	79,557

Security	Shares	Value

Software (continued)
Palo Alto Networks Inc.(a)(b)	83,397	$13,673,772
Pareteum Corp.(a)	59,167	24,377
Park City Group Inc.(a)(b)	14,124	53,671
Paycom Software Inc.(a)(b)	40,551	8,191,708
Paylocity Holding Corp.(a)	29,005	2,561,722
Pegasystems Inc.(b)	29,828	2,124,648
Phunware Inc.(a)(b)	20,448	13,802
Ping Identity Holding Corp.(a)(b)	10,585	211,912
Pluralsight Inc., Class A(a)(b)	76,842	843,725
Progress Software Corp.	38,298	1,225,536
Proofpoint Inc.(a)	45,495	4,667,332
PROS Holdings Inc.(a)	29,353	910,824
PTC Inc.(a)	90,753	5,554,991
Q2 Holdings Inc.(a)	39,099	2,309,187
QAD Inc., Class A	7,510	299,874
QAD Inc., Class B(b)	244	5,985
Qualys Inc.(a)(b)	29,846	2,596,304
Qumu Corp.(a)	8,139	13,511
Rapid7 Inc.(a)(b)	35,909	1,555,937
RealNetworks Inc.(a)	21,939	16,015
RealPage Inc.(a)(b)	69,024	3,653,440
Rimini Street Inc.(a)(b)	12,789	52,307
RingCentral Inc., Class A(a)(b)	63,341	13,422,591
Riot Blockchain Inc.(a)(b)	7,190	5,989
Rosetta Stone Inc.(a)	17,126	240,107
SailPoint Technologies Holding Inc.(a)	77,788	1,183,933
salesforce.com Inc.(a)	754,582	108,644,716
Seachange International Inc.(a)(b)	29,384	109,308
SecureWorks Corp., Class A(a)(b)	7,643	87,971
ServiceNow Inc.(a)	160,467	45,986,633
SharpSpring Inc.(a)	6,816	41,305
ShotSpotter Inc.(a)(b)	6,470	177,796
Slack Technologies Inc., Class A(a)	32,740	878,742
Smartsheet Inc., Class A(a)	74,067	3,074,521
Smith Micro Software Inc.(a)(b)	8,228	34,640
SolarWinds Corp.(a)(b)	55,151	864,216
Splunk Inc.(a)(b)	131,353	16,580,689
SPS Commerce Inc.(a)	29,816	1,386,742
SS&C Technologies Holdings Inc.	185,218	8,116,253
Support.com Inc.	5,669	6,179
SVMK Inc.(a)	75,892	1,025,301
Synacor Inc.(a)(b)	22,333	22,780
Synchronoss Technologies Inc.(a)(b)	55,070	167,964
Synopsys Inc.(a)	129,073	16,623,312
Telaria Inc.(a)(b)	29,201	175,206
Telenav Inc.(a)(b)	22,668	97,926
Tenable Holdings Inc.(a)(b)	38,930	851,010
Teradata Corp.(a)	98,509	2,018,449
TiVo Corp.	97,260	688,601
Trade Desk Inc. (The), Class A(a)(b)	33,192	6,406,056
Tyler Technologies Inc.(a)	33,123	9,822,957
Upland Software Inc.(a)(b)	17,352	465,381
Varonis Systems Inc.(a)(b)	24,009	1,528,653
Verb Technology Co. Inc.(a)(b)	15,759	19,856
Verint Systems Inc.(a)	53,506	2,300,758
Veritone Inc.(a)(b)	54,581	127,174
VirnetX Holding Corp.(a)(b)	41,910	229,248
VMware Inc., Class A(a)(b)	66,881	8,099,289
Workday Inc., Class A(a)	139,558	18,173,243
Workiva Inc.(a)	32,657	1,055,801

40

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Yext Inc.(a)(b)	69,539	$708,602
Zendesk Inc.(a)(b)	95,624	6,120,892
Zix Corp.(a)	45,027	194,066
Zoom Video Communications Inc., Class A(a)(b)	20,792	3,038,127
Zscaler Inc.(a)(b)	54,408	3,311,271
Zuora Inc., Class A(a)(b)	56,886	457,932

		1,849,054,824

Specialty Retail — 2.1%
Aaron’s Inc.(b)	57,125	1,301,308
Abercrombie & Fitch Co., Class A	50,610	460,045
Advance Auto Parts Inc.	60,297	5,626,916
American Eagle Outfitters Inc.	150,677	1,197,882
America’s Car-Mart Inc./TX(a)	7,428	418,568
Asbury Automotive Group Inc.(a)(b)	15,174	838,060
Ascena Retail Group Inc.(a)	10,755	14,949
At Home Group Inc.(a)(b)	22,604	45,660
AutoNation Inc.(a)(b)	51,406	1,442,452
AutoZone Inc.(a)	20,406	17,263,476
Barnes & Noble Education Inc.(a)(b)	30,148	41,001
Bed Bath & Beyond Inc.	109,655	461,648
Best Buy Co. Inc.	196,507	11,200,899
Big 5 Sporting Goods Corp.	13,289	14,219
Blink Charging Co.(a)(b)	12,327	21,326
Boot Barn Holdings Inc.(a)(b)	30,750	397,598
Buckle Inc. (The)	21,045	288,527
Build-A-Bear Workshop Inc.(a)(b)	29,969	42,856
Burlington Stores Inc.(a)	57,186	9,061,694
Caleres Inc.	38,491	200,153
Camping World Holdings Inc., Class A	12,743	72,508
CarMax Inc.(a)	139,951	7,533,562
Carvana Co.(a)(b)	41,847	2,305,351
Cato Corp. (The), Class A	30,292	323,216
Chico’s FAS Inc.	110,187	142,141
Children’s Place Inc. (The)	15,312	299,503
Citi Trends Inc.	14,324	127,484
Conn’s Inc.(a)(b)	22,301	93,218
Container Store Group Inc. (The)(a)(b)	14,918	35,206
Designer Brands Inc. , Class A	57,569	286,694
Destination XL Group Inc.(a)	37,338	13,076
Dick’s Sporting Goods Inc.	59,466	1,264,247
Express Inc.(a)(b)	39,321	58,588
Five Below Inc.(a)	45,313	3,189,129
Floor & Decor Holdings Inc., Class A(a)(b)	58,730	1,884,646
Foot Locker Inc.	95,671	2,109,546
Francesca’s Holdings Corp.(a)(b)	2,579	5,854
GameStop Corp., Class A(b)	77,189	270,162
Gap Inc. (The)	181,220	1,275,789
Genesco Inc.(a)	16,900	225,446
GNC Holdings Inc., Class A(a)(b)	113,675	53,211
Group 1 Automotive Inc.	15,611	690,943
Guess? Inc.	39,741	269,047
Haverty Furniture Companies Inc.	15,235	181,144
Hibbett Sports Inc.(a)(b)	22,393	244,867
Home Depot Inc. (The)	929,793	173,601,651
J. Jill Inc.(a)(b)	14,108	7,793
Kirkland’s Inc.(a)(b)	14,338	11,105
L Brands Inc.	197,503	2,283,135
Lazydays Holdings Inc.(a)(b)	3,257	6,709
Lithia Motors Inc., Class A	19,784	1,618,133
Lowe’s Companies Inc.	653,353	56,221,026

Security	Shares	Value

Specialty Retail (continued)
Lumber Liquidators Holdings Inc.(a)	22,438	$105,234
MarineMax Inc.(a)(b)	9,050	94,301
Michaels Companies Inc. (The)(a)	69,512	112,609
Monro Inc.(b)	29,177	1,278,244
Murphy USA Inc.(a)	23,157	1,953,525
National Vision Holdings Inc.(a)(b)	67,237	1,305,743
O’Reilly Automotive Inc.(a)	65,158	19,615,816
Office Depot Inc.	442,571	725,816
Party City Holdco Inc.(a)(b)	44,996	20,622
Penske Automotive Group Inc.	30,667	858,676
Recycling Asset Holdings Inc.(b)	7,042	739
Rent-A-Center Inc./TX	44,392	627,703
RH(a)	14,315	1,438,228
Ross Stores Inc.	307,781	26,767,714
RTW RetailWinds Inc.(a)	29,461	6,190
Sally Beauty Holdings Inc.(a)(b)	111,880	903,990
Shoe Carnival Inc.	7,220	149,959
Signet Jewelers Ltd.	43,987	283,716
Sleep Number Corp.(a)	27,196	521,075
Sonic Automotive Inc., Class A	22,731	301,868
Sportsman’s Warehouse Holdings Inc.(a)(b)	22,936	141,286
Stage Stores Inc.(a)(b)	23,345	8,488
Stein Mart Inc.(a)	44	20
Tailored Brands Inc.(b)	31,755	55,254
Tandy Leather Factory Inc.(a)(b)	6,888	24,797
Tiffany & Co.(b)	90,573	11,729,203
Tilly’s Inc., Class A	13,909	57,444
TJX Companies Inc. (The)	1,031,830	49,331,792
Tractor Supply Co.	100,013	8,456,099
Trans World Entertainment Corp.(a)	364	1,212
TravelCenters of America Inc.(a)(b)	38,568	377,002
Ulta Beauty Inc.(a)(b)	49,869	8,761,983
Urban Outfitters Inc.(a)	67,654	963,393
Williams-Sonoma Inc.	67,030	2,850,116
Winmark Corp.	359	45,744
Xcel Brands Inc.(a)	315	192
Zumiez Inc.(a)(b)	22,933	397,200

		447,316,360

Technology Hardware, Storage & Peripherals — 4.6%
3D Systems Corp.(a)	102,621	791,208
Apple Inc.	3,553,110	903,520,342
AstroNova Inc.	6,731	52,232
Avid Technology Inc.(a)(b)	23,206	156,176
Dell Technologies Inc., Class C(a)(b)	127,854	5,056,626
Diebold Nixdorf Inc.(a)	68,096	239,698
Eastman Kodak Co.(a)	30,204	52,253
Hewlett Packard Enterprise Co.	1,114,125	10,818,154
HP Inc.	1,251,405	21,724,391
Immersion Corp.(a)(b)	22,635	121,324
Intevac Inc.(a)(b)	15,742	64,385
NCR Corp.(a)	111,521	1,973,922
NetApp Inc.	201,085	8,383,234
One Stop Systems Inc.(a)	8,421	12,126
Pure Storage Inc., Class A(a)(b)	178,089	2,190,495
Seagate Technology PLC	201,005	9,809,044
TransAct Technologies Inc.	7,369	22,917
Western Digital Corp.	253,365	10,545,051
Xerox Holdings Corp.(a)	161,859	3,065,609

		978,599,187

41

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.7%
Apex Global Brands Inc.(a)	2,238	$940
Capri Holdings Ltd.(a)	126,136	1,361,007
Carter’s Inc.	39,933	2,624,796
Centric Brands Inc.(a)(b)	239	268
Charles & Colvard Ltd.(a)	22,378	15,139
Columbia Sportswear Co.	23,276	1,623,967
Crocs Inc.(a)	59,962	1,018,754
Crown Crafts Inc.	7,536	36,022
Culp Inc.	13	96
Deckers Outdoor Corp.(a)	23,375	3,132,250
Delta Apparel Inc.(a)(b)	6,913	71,964
Forward Industries Inc.(a)(b)	8,147	9,043
Fossil Group Inc.(a)(b)	47,108	154,985
G-III Apparel Group Ltd.(a)(b)	30,669	236,151
Hanesbrands Inc.	301,088	2,369,563
Iconix Brand Group Inc.(a)	5,115	3,399
Jerash Holdings U.S. Inc.(b)	1,955	8,739
Kontoor Brands Inc.(a)	38,522	738,467
Lakeland Industries Inc.(a)(b)	6,882	106,671
Levi Strauss & Co., Class A	35,809	445,106
Lululemon Athletica Inc.(a)(b)	102,006	19,335,237
Movado Group Inc.	8,805	104,075
NIKE Inc., Class B	1,058,870	87,610,904
Oxford Industries Inc.	14,368	520,984
PVH Corp.	62,139	2,338,912
Ralph Lauren Corp.	45,798	3,060,680
Rocky Brands Inc.	7,287	141,003
Sequential Brands Group Inc.(a)(b)	22,833	4,681
Skechers U.S.A. Inc., Class A(a)	114,417	2,716,260
Steven Madden Ltd.	67,608	1,570,534
Superior Group of Companies Inc.	7,346	62,147
Tapestry Inc.	241,945	3,133,188
Under Armour Inc., Class A(a)	157,833	1,453,642
Under Armour Inc., Class C, NVS(a)	162,816	1,312,297
Unifi Inc.(a)	14,239	164,460
Vera Bradley Inc.(a)	15,312	63,085
VF Corp.	276,637	14,960,529
Vince Holding Corp.(a)	896	3,476
Wolverine World Wide Inc.	69,063	1,049,758

		153,563,179

Thrifts & Mortgage Finance — 0.2%
1895 Bancorp of Wisconsin Inc.(a)(b)	1,607	12,535
Axos Financial Inc.(a)	43,276	784,594
Bancorp 34 Inc.(b)	2,367	25,800
Bridgewater Bancshares Inc.(a)	43,860	427,635
Broadway Financial Corp./DE(a)(b)	6,714	8,795
Capitol Federal Financial Inc.	133,499	1,549,923
CBM Bancorp Inc.(a)(b)	3,321	38,457
Central Federal Corp.(a)(b)	1,726	18,158
Columbia Financial Inc.(a)(b)	43,017	619,445
Elmira Savings Bank	668	7,682
ESSA Bancorp. Inc.	7,524	102,703
Essent Group Ltd.	87,664	2,309,070
Federal Agricultural Mortgage Corp., Class A	5,519	264,691
Federal Agricultural Mortgage Corp., Class C, NVS	7,537	419,283
FFBW Inc., NVS(a)(b)	2,417	19,263
First Defiance Financial Corp.	29,149	429,656
First Seacoast Bancorp.(a)	2,148	12,974
Flagstar Bancorp. Inc.	30,907	612,886
FS Bancorp. Inc.	807	29,052

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
FSB Bancorp Inc./NY(a)(b)	1,157	$15,967
Greene County Bancorp. Inc.	636	14,857
Guaranty Federal Bancshares Inc.	825	12,177
Hingham Institution for Savings	401	58,141
HMN Financial Inc.(a)(b)	848	15,264
Home Bancorp. Inc.	6,744	164,688
Home Federal Bancorp. Inc./LA	253	5,946
HomeStreet Inc.	12,573	279,498
HV Bancorp Inc.(a)(b)	1,371	15,067
IF Bancorp. Inc.	697	11,152
Impac Mortgage Holdings Inc.(a)(b)	7,311	17,766
Income Opportunity Realty Investors Inc.(a)	108	1,111
Kearny Financial Corp./MD	106,313	913,229
Kentucky First Federal Bancorp.	844	4,811
Lake Shore Bancorp. Inc.	652	6,846
Luther Burbank Corp.	46,905	430,119
Magyar Bancorp. Inc.(a)(b)	714	6,426
Merchants Bancorp./IN(b)	23,384	354,969
Meridian Bancorp. Inc.	38,273	429,423
Meta Financial Group Inc.	29,531	641,413
MGIC Investment Corp.	300,955	1,911,064
Mid-Southern Bancorp Inc.(b)	2,439	31,219
MMA Capital Holdings Inc.(a)(b)	14,554	359,920
Mr Cooper Group Inc.(a)	64,616	473,635
MSB Financial Corp./MD	650	7,956
New York Community Bancorp. Inc.	407,396	3,825,448
NMI Holdings Inc., Class A(a)	53,778	624,363
Northfield Bancorp. Inc.	30,247	338,464
Northwest Bancshares Inc.	76,548	885,660
OceanFirst Financial Corp.	46,232	735,551
Oconee Federal Financial Corp.	212	3,871
Ocwen Financial Corp.(a)(b)	97,397	48,699
OP Bancorp.	50,415	376,096
Ottawa Bancorp Inc.(b)	2,091	21,851
PB Bancorp Inc.	698	10,400
PCSB Financial Corp.(b)	23,681	331,297
Pioneer Bancorp. Inc./NY(a)(b)	37,972	394,149
Ponce de Leon Federal Bank(a)(b)	36,495	374,804
Provident Bancorp Inc.(a)	15,309	131,964
Provident Financial Holdings Inc.	6,896	105,026
Provident Financial Services Inc.	59,220	761,569
Prudential Bancorp. Inc.	7,347	108,736
Radian Group Inc.	172,619	2,235,416
Randolph Bancorp Inc.(a)(b)	24,545	235,387
Rhinebeck Bancorp Inc.(a)(b)	3,407	21,703
Riverview Bancorp. Inc.	15,885	79,584
Sachem Capital Corp.	105,497	183,565
Security National Financial Corp., Class A(a)(b)	9,300	39,711
Severn Bancorp. Inc.(b)	7,407	47,553
Southern Missouri Bancorp. Inc.	6,736	163,483
Standard AVB Financial Corp.	2,225	47,081
Sterling Bancorp Inc./MI(b)	50,042	215,181
Territorial Bancorp. Inc.	14,030	344,436
TFS Financial Corp.	52,727	805,141
Timberland Bancorp. Inc./WA	6,878	125,799
TrustCo Bank Corp. NY	50,748	274,547
Walker & Dunlop Inc.	22,227	895,081
Washington Federal Inc.	66,014	1,713,723
Waterstone Financial Inc.	22,293	324,140
Western New England Bancorp Inc.	21,898	148,030

42

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	46,277	$1,153,223
WVS Financial Corp.	222	2,930

		32,008,928

Tobacco — 0.7%
22nd Century Group Inc.(a)(b)	83,845	62,884
Altria Group Inc.	1,594,108	61,644,156
Philip Morris International Inc.	1,324,176	96,611,881
Pyxus International Inc.(a)(b)	7,459	23,197
Standard Diversified Inc.(a)(b)	2,109	22,988
Turning Point Brands Inc.(b)	9,443	199,342
Universal Corp./VA	21,032	929,825
Vector Group Ltd.	103,002	970,279

		160,464,552

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)	249	249
Air Lease Corp.	89,517	1,981,906
Applied Industrial Technologies Inc.	29,934	1,368,582
Beacon Roofing Supply Inc.(a)(b)	59,094	977,415
BlueLinx Holdings Inc.(a)(b)	7,200	35,640
BMC Stock Holdings Inc.(a)	50,602	897,173
CAI International Inc.(a)	14,825	209,626
DXP Enterprises Inc./TX(a)(b)	8,272	101,415
EVI Industries Inc.(a)(b)	6,601	104,164
Fastenal Co.	489,671	15,302,219
Foundation Building Materials Inc.(a)	28,383	292,061
GATX Corp.	30,129	1,884,870
General Finance Corp.(a)	8,341	52,048
GMS Inc.(a)	37,493	589,765
H&E Equipment Services Inc.	23,284	341,809
HD Supply Holdings Inc.(a)	143,517	4,080,188
Herc Holdings Inc.(a)(b)	24,130	493,700
Houston Wire & Cable Co.(a)(b)	14,972	32,789
Huttig Building Products Inc.(a)(b)	14,734	10,314
India Globalization Capital Inc.(a)	29,054	14,236
Kaman Corp.	22,399	861,690
Lawson Products Inc./DE(a)	6,789	181,402
MRC Global Inc.(a)	82,350	350,811
MSC Industrial Direct Co. Inc., Class A	37,910	2,083,913
Nesco Holding Inc.(a)(b)	76,096	249,595
NOW Inc.(a)	89,436	461,490
Rush Enterprises Inc., Class A	22,423	715,742
Rush Enterprises Inc., Class B	7,522	229,496
SiteOne Landscape Supply Inc.(a)(b)	32,349	2,381,533
Systemax Inc.	7,740	137,230
Titan Machinery Inc.(a)	14,840	128,960
Transcat Inc.(a)	7,237	191,781
Triton International Ltd.	51,697	1,337,401
United Rentals Inc.(a)	65,233	6,712,476
Univar Solutions Inc.(a)(b)	118,727	1,272,753
Veritiv Corp.(a)	7,352	57,787
Watsco Inc.	27,640	4,367,949
WESCO International Inc.(a)	36,840	841,794
Willis Lease Finance Corp.(a)	6,741	179,311
WW Grainger Inc.	37,971	9,435,793

		60,949,076

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	65,461	1,652,890

Security	Shares	Value

Water Utilities — 0.2%
American States Water Co.(b)	30,442	$2,488,329
American Water Works Co. Inc.	153,924	18,403,153
Artesian Resources Corp., Class A, NVS	7,299	272,837
Cadiz Inc.(a)(b)	14,927	174,198
California Water Service Group	42,860	2,156,715
Essential Utilities Inc.	179,834	7,319,244
Global Water Resources Inc.	51,004	519,731
Middlesex Water Co.	22,553	1,355,886
Pure Cycle Corp.(a)(b)	14,791	164,920
SJW Group	22,597	1,305,429
York Water Co. (The)(b)	8,291	360,327

		34,520,769

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	43,955	466,363
Gogo Inc.(a)(b)	37,741	80,011
Shenandoah Telecommunications Co.(b)	36,947	1,819,640
Spok Holdings Inc.	13,908	148,676
Sprint Corp.(a)(b)	530,918	4,576,513
T-Mobile U.S. Inc.(a)(b)	269,508	22,611,721
Telephone & Data Systems Inc.	87,937	1,473,824
U.S. Cellular Corp.(a)	8,945	261,999

		31,438,747

Total Common Stocks — 99.7% (Cost: $22,290,609,330)		21,368,821,134

Warrants

Biotechnology — 0.0%
Salarius Pharmaceuticals Inc., (Expires 01/20/25)(b)	19,965	0	(d)

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)	38	—

Total Warrants — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(e)(f)(g)	928,187,497	928,001,859
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(e)(f)	38,418,000	38,418,000

		966,419,859

Total Short-Term Investments — 4.5% (Cost: $966,557,712)		966,419,859

Total Investments in Securities — 104.2% (Cost: $23,257,167,042)		22,335,240,993

Other Assets, Less Liabilities — (4.2)%		(896,208,288)

Net Assets — 100.0%		$21,439,032,705

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

43

Schedule of Investments March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Axon Enterprise Inc.(a)	31,910	$2,258,271
Boeing Co. (The)	126,459	18,860,095
Curtiss-Wright Corp.	16,760	1,548,792
Howmet Aerospace Inc.	104,178	1,673,099
Huntington Ingalls Industries Inc.	12,973	2,363,810
L3Harris Technologies Inc.	118,831	21,403,840
Lockheed Martin Corp.	133,420	45,222,709
Mercury Systems Inc.(a)(b)	29,863	2,130,426
Northrop Grumman Corp.	84,250	25,489,837
Raytheon Co.	89,817	11,779,500
Teledyne Technologies Inc.(a)	19,609	5,829,167
TransDigm Group Inc.	26,767	8,570,526
United Technologies Corp.	231,142	21,803,625

		168,933,697

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	47,621	3,177,273
United Parcel Service Inc., Class B	169,513	15,835,905

		19,013,178

Auto Components — 0.1%
Gentex Corp.	136,020	3,014,203
Visteon Corp.(a)(b)	10,690	512,906

		3,527,109

Banks — 1.2%
Bank of Hawaii Corp.	12,577	694,754
CIT Group Inc.	23,987	414,016
Commerce Bancshares Inc.(b)	30,681	1,544,788
First Financial Bankshares Inc.	46,767	1,255,226
First Republic Bank/CA	44,396	3,652,903
JPMorgan Chase & Co.	809,234	72,855,337
SVB Financial Group(a)	17,743	2,680,612

		83,097,636

Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	4,953	1,820,525
Brown-Forman Corp., Class B, NVS	97,956	5,437,538
Coca-Cola Co. (The)	829,067	36,686,215
Monster Beverage Corp.(a)(b)	137,500	7,735,750
PepsiCo Inc.	359,775	43,208,977

		94,889,005

Biotechnology — 2.0%
AbbVie Inc.	421,291	32,098,162
Alexion Pharmaceuticals Inc.(a)	69,004	6,195,869
Amgen Inc.	188,436	38,201,630
Arrowhead Pharmaceuticals Inc.(a)(b)	53,844	1,549,092
Exelixis Inc.(a)	163,383	2,813,455
Incyte Corp.(a)(b)	96,108	7,037,989
Ligand Pharmaceuticals Inc.(a)(b)	8,885	646,117
Regeneron Pharmaceuticals Inc.(a)	28,769	14,047,615
Vertex Pharmaceuticals Inc.(a)	138,227	32,891,115

		135,481,044

Building Products — 0.4%
Allegion PLC(b)	49,957	4,597,043
Fortune Brands Home & Security Inc.	74,820	3,235,965
Lennox International Inc.	12,445	2,262,377
Masco Corp.	152,737	5,280,118
Owens Corning	31,026	1,204,119
Trane Technologies PLC	79,855	6,595,225

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)(b)	31,373	$2,514,232

		25,689,079

Capital Markets — 2.4%
Ameriprise Financial Inc.	44,277	4,537,507
BlackRock Inc.(c)	32,312	14,216,311
Cboe Global Markets Inc.(b)	59,602	5,319,478
Charles Schwab Corp. (The)	448,633	15,083,041
CME Group Inc.	98,251	16,988,580
Eaton Vance Corp., NVS	43,222	1,393,910
Evercore Inc., Class A	14,729	678,418
FactSet Research Systems Inc.(b)	20,397	5,317,090
Federated Hermes Inc.	36,726	699,630
Intercontinental Exchange Inc.	164,637	13,294,438
MarketAxess Holdings Inc.(b)	20,386	6,779,772
Moody’s Corp.(b)	87,281	18,459,931
MSCI Inc.	45,533	13,157,216
Nasdaq Inc.	28,995	2,753,075
S&P Global Inc.(b)	131,371	32,192,464
SEI Investments Co.	67,865	3,144,864
Stifel Financial Corp.	18,034	744,444
T Rowe Price Group Inc.	92,963	9,077,837

		163,838,006

Chemicals — 1.8%
Air Products & Chemicals Inc.	118,494	23,652,587
Cabot Corp.	13,818	360,926
Celanese Corp.	64,989	4,769,543
Dow Inc.(a)	398,597	11,654,976
Ecolab Inc.	68,753	10,713,780
FMC Corp.	69,688	5,692,813
Ingevity Corp.(a)	22,508	792,282
Linde PLC	205,015	35,467,595
NewMarket Corp.	2,579	987,422
PPG Industries Inc.	64,833	5,420,039
RPM International Inc.	41,842	2,489,599
Scotts Miracle-Gro Co. (The)	21,308	2,181,939
Sherwin-Williams Co. (The)(b)	44,163	20,293,782
Valvoline Inc.	54,769	716,926

		125,194,209

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)(b)	26,911	1,400,718
Cintas Corp.	45,068	7,806,679
Clean Harbors Inc.(a)	27,616	1,417,805
Copart Inc.(a)	109,969	7,535,076
Deluxe Corp.	10,220	265,005
Herman Miller Inc.	31,782	705,560
MSA Safety Inc.	12,267	1,241,420
Republic Services Inc.	52,096	3,910,326
Rollins Inc.	35,599	1,286,548
Stericycle Inc.(a)	21,578	1,048,259
Tetra Tech Inc.	29,356	2,073,121
Waste Management Inc.	121,690	11,263,626

		39,954,143

Communications Equipment — 0.3%
Arista Networks Inc.(a)(b)	29,163	5,906,966
Ciena Corp.(a)	51,573	2,053,121
Lumentum Holdings Inc.(a)(b)	41,509	3,059,213
Motorola Solutions Inc.	92,102	12,242,198
ViaSat Inc.(a)(b)	15,841	569,009

		23,830,507

44

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
EMCOR Group Inc.	13,904	$852,593
MasTec Inc.(a)	32,447	1,061,990
Quanta Services Inc.	34,455	1,093,257
Valmont Industries Inc.	5,327	564,556

		3,572,396

Construction Materials — 0.2%
Eagle Materials Inc.	22,397	1,308,433
Martin Marietta Materials Inc.(b)	33,605	6,359,074
Vulcan Materials Co.	71,159	7,690,153

		15,357,660

Consumer Finance — 0.4%
American Express Co.	216,412	18,527,031
Discover Financial Services	104,494	3,727,301
FirstCash Inc.	14,925	1,070,719
LendingTree Inc.(a)(b)	4,127	756,851
SLM Corp.	113,589	816,705
Synchrony Financial	303,443	4,882,398

		29,781,005

Containers & Packaging — 0.2%
AptarGroup Inc.	20,632	2,053,709
Avery Dennison Corp.	31,881	3,247,717
Ball Corp.	124,865	8,073,771
Silgan Holdings Inc.(b)	25,041	726,690

		14,101,887

Distributors — 0.1%
LKQ Corp.(a)	85,715	1,758,015
Pool Corp.(b)	21,522	4,234,884

		5,992,899

Diversified Consumer Services — 0.0%
Service Corp. International	50,135	1,960,780
WW International Inc.(a)(b)	13,042	220,540

		2,181,320

Electric Utilities — 0.6%
Hawaiian Electric Industries Inc.	28,145	1,211,642
IDACORP Inc.	12,197	1,070,775
NextEra Energy Inc.	139,249	33,506,094
NRG Energy Inc.	135,276	3,687,624
PNM Resources Inc.	21,434	814,492

		40,290,627

Electrical Equipment — 0.4%
AMETEK Inc.	122,890	8,850,538
Emerson Electric Co.	176,833	8,426,092
Generac Holdings Inc.(a)(b)	33,626	3,132,934
Hubbell Inc.	29,240	3,354,998
Rockwell Automation Inc.	35,415	5,344,478

		29,109,040

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	159,385	11,615,979
CDW Corp./DE(b)	77,239	7,204,082
Cognex Corp.(b)	91,883	3,879,300
Coherent Inc.(a)(b)	12,992	1,382,479
Corning Inc.	194,358	3,992,113
FLIR Systems Inc.	34,639	1,104,638
IPG Photonics Corp.(a)	9,565	1,054,828
Jabil Inc.	74,711	1,836,396
Keysight Technologies Inc.(a)(b)	100,838	8,438,124
Littelfuse Inc.	8,250	1,100,715
National Instruments Corp.	29,826	986,644

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	89,905	$5,662,217
Trimble Inc.(a)(b)	133,946	4,263,501
Zebra Technologies Corp., Class A(a)	28,991	5,322,748

		57,843,764

Energy Equipment & Services — 0.0%
Core Laboratories NV	9,385	97,041
National Oilwell Varco Inc.(b)	64,385	632,904

		729,945

Entertainment — 2.4%
Electronic Arts Inc.(a)(b)	83,189	8,333,042
Live Nation Entertainment Inc.(a)(b)	50,773	2,308,141
Netflix Inc.(a)(b)	235,565	88,454,658
Take-Two Interactive Software Inc.(a)	60,840	7,216,232
Walt Disney Co. (The)	590,974	57,088,088
World Wrestling Entertainment Inc., Class A(b)	14,564	494,157

		163,894,318

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	35,598	4,879,062
American Campus Communities Inc.	35,488	984,792
American Tower Corp.	238,085	51,843,009
Boston Properties Inc.	34,016	3,137,296
Brixmor Property Group Inc.	89,748	852,606
Camden Property Trust	28,906	2,290,511
CoreSite Realty Corp.	20,260	2,348,134
Corporate Office Properties Trust	27,624	611,319
Cousins Properties Inc.	78,924	2,310,105
Crown Castle International Corp.	129,632	18,718,861
CyrusOne Inc.(b)	39,569	2,443,386
Douglas Emmett Inc.	55,847	1,703,892
Duke Realty Corp.	116,597	3,775,411
EastGroup Properties Inc.	20,661	2,158,661
EPR Properties	18,617	450,904
Equinix Inc.	45,839	28,629,664
Essex Property Trust Inc.	17,763	3,912,123
Extra Space Storage Inc.	40,388	3,867,555
Federal Realty Investment Trust	15,871	1,184,135
First Industrial Realty Trust Inc.	45,075	1,497,842
Healthcare Realty Trust Inc.	33,104	924,595
Healthpeak Properties Inc.	125,085	2,983,277
Highwoods Properties Inc.	27,913	988,678
Kilroy Realty Corp.	31,470	2,004,639
Lamar Advertising Co., Class A	28,230	1,447,634
Life Storage Inc.	15,307	1,447,277
Mid-America Apartment Communities Inc.	27,600	2,843,628
National Retail Properties Inc.	51,269	1,650,349
Omega Healthcare Investors Inc.	52,893	1,403,780
PotlatchDeltic Corp.	16,655	522,800
Prologis Inc.	226,199	18,179,614
PS Business Parks Inc.(b)	10,767	1,459,144
Public Storage	35,533	7,057,209
Rayonier Inc.	29,240	688,602
Realty Income Corp.	78,855	3,931,710
SBA Communications Corp.	60,532	16,341,824
Simon Property Group Inc.	65,996	3,620,541
Spirit Realty Capital Inc.	22,550	589,683
Taubman Centers Inc.	14,176	593,691
UDR Inc.	74,064	2,706,299
Urban Edge Properties	28,582	251,807

45

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	28,664	$413,622

		209,649,671

Food & Staples Retailing — 0.7%
Casey’s General Stores Inc.(b)	19,777	2,620,255
Costco Wholesale Corp.(b)	140,105	39,948,139
Sysco Corp.	123,437	5,632,430

		48,200,824

Food Products — 0.4%
Campbell Soup Co.	39,975	1,845,246
Hershey Co. (The)	53,417	7,077,753
Lamb Weston Holdings Inc.	43,199	2,466,663
Lancaster Colony Corp.	5,218	754,732
McCormick & Co. Inc./MD, NVS	33,882	4,784,477
Pilgrim’s Pride Corp.(a)(b)	18,078	327,573
Post Holdings Inc.(a)	16,445	1,364,442
Sanderson Farms Inc.(b)	10,600	1,307,192
Tootsie Roll Industries Inc.	4,300	154,631
Tyson Foods Inc., Class A	76,175	4,408,247

		24,490,956

Gas Utilities — 0.0%
ONE Gas Inc.	14,183	1,185,982

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	551,016	43,480,672
ABIOMED Inc.(a)(b)	13,847	2,010,030
Align Technology Inc.(a)	38,559	6,707,338
Baxter International Inc.	123,508	10,027,614
Boston Scientific Corp.(a)	442,068	14,424,679
Cantel Medical Corp.(b)	11,323	406,496
Cooper Companies Inc. (The)	15,192	4,187,979
Danaher Corp.	219,914	30,438,297
Dentsply Sirona Inc.	63,390	2,461,434
Edwards Lifesciences Corp.(a)	112,111	21,146,377
Globus Medical Inc., Class A(a)	41,396	1,760,572
Haemonetics Corp.(a)	17,448	1,738,868
Hill-Rom Holdings Inc.	19,750	1,986,850
Hologic Inc.(a)	77,860	2,732,886
ICU Medical Inc.(a)(b)	10,338	2,085,898
IDEXX Laboratories Inc.(a)	46,116	11,171,140
Integra LifeSciences Holdings Corp.(a)	38,334	1,712,380
Intuitive Surgical Inc.(a)	62,127	30,765,912
LivaNova PLC(a)(b)	13,292	601,463
Masimo Corp.(a)(b)	26,380	4,672,426
NuVasive Inc.(a)(b)	18,217	922,873
Penumbra Inc.(a)(b)	17,271	2,786,330
ResMed Inc.	77,295	11,384,780
Steris PLC	24,614	3,445,222
Stryker Corp.	114,231	19,018,319
Teleflex Inc.	24,888	7,288,700
Varian Medical Systems Inc.(a)	26,879	2,759,398
West Pharmaceutical Services Inc.	39,772	6,055,287

		248,180,220

Health Care Providers & Services — 0.2%
Amedisys Inc.(a)(b)	17,343	3,183,134
Chemed Corp.	8,612	3,730,718
Encompass Health Corp.	24,929	1,596,204
HealthEquity Inc.(a)(b)	38,118	1,928,390
MEDNAX Inc.(a)	17,747	206,575

		10,645,021

Security	Shares	Value

Health Care Technology — 0.1%
Cerner Corp.	106,379	$6,700,813

Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.	43,097	621,459
Caesars Entertainment Corp.(a)(b)	300,196	2,029,325
Chipotle Mexican Grill Inc.(a)	13,750	8,998,000
Choice Hotels International Inc.(b)	17,090	1,046,763
Churchill Downs Inc.(b)	19,065	1,962,742
Darden Restaurants Inc.	30,337	1,652,153
Domino’s Pizza Inc.	20,790	6,737,415
Dunkin’ Brands Group Inc.	44,547	2,365,446
Eldorado Resorts Inc.(a)(b)	35,209	507,010
Hilton Worldwide Holdings Inc.	151,678	10,350,507
Jack in the Box Inc.	6,268	219,693
Las Vegas Sands Corp.	103,556	4,398,023
Marriott International Inc./MD, Class A	145,869	10,912,460
Marriott Vacations Worldwide Corp.	20,131	1,118,881
McDonald’s Corp.	178,123	29,452,638
MGM Resorts International	168,944	1,993,539
Papa John’s International Inc.	7,597	405,452
Scientific Games Corp./DE, Class A(a)	29,224	283,473
Six Flags Entertainment Corp.	21,202	265,873
Starbucks Corp.	634,800	41,731,752
Texas Roadhouse Inc.	17,904	739,435
Wendy’s Co. (The)	57,459	854,990
Wyndham Destinations Inc.	21,017	456,069
Wyndham Hotels & Resorts Inc.	51,191	1,613,028
Wynn Resorts Ltd.	51,950	3,126,870
Yum! Brands Inc.	162,589	11,142,224

		144,985,220

Household Durables — 0.4%
DR Horton Inc.	180,274	6,129,316
Garmin Ltd.	77,673	5,822,368
Helen of Troy Ltd.(a)(b)	7,984	1,149,935
KB Home	21,258	384,770
Leggett & Platt Inc.	46,723	1,246,569
NVR Inc.(a)	1,870	4,804,236
PulteGroup Inc.	136,971	3,057,193
Tempur Sealy International Inc.(a)	24,445	1,068,491
Toll Brothers Inc.	32,499	625,606

		24,288,484

Household Products — 1.7%
Church & Dwight Co. Inc.	71,246	4,572,569
Colgate-Palmolive Co.	207,322	13,757,888
Energizer Holdings Inc.	34,609	1,046,922
Kimberly-Clark Corp.	90,291	11,545,510
Procter & Gamble Co. (The)	777,461	85,520,710

		116,443,599

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	30,476	3,818,033
Honeywell International Inc.	176,679	23,637,883
Roper Technologies Inc.	55,938	17,442,028

		44,897,944

Insurance — 1.0%
Alleghany Corp.	3,860	2,132,071
Aon PLC	79,297	13,087,177
Arthur J Gallagher & Co.(b)	51,145	4,168,829
Brown & Brown Inc.	125,729	4,553,904
Cincinnati Financial Corp.	37,582	2,835,562

46

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Companies Inc.	165,488	$14,308,093
Primerica Inc.	22,245	1,968,238
Progressive Corp. (The)	191,701	14,155,202
RenaissanceRe Holdings Ltd.	23,748	3,546,051
RLI Corp.(b)	13,527	1,189,429
Willis Towers Watson PLC	33,177	5,635,113

		67,579,669

Interactive Media & Services — 8.6%
Alphabet Inc., Class A(a)	161,059	187,142,505
Alphabet Inc., Class C, NVS(a)	160,657	186,813,566
Facebook Inc., Class A(a)	1,293,503	215,756,300
Yelp Inc.(a)(b)	34,383	619,926

		590,332,297

Internet & Direct Marketing Retail — 7.0%
Amazon.com Inc.(a)	223,639	436,033,431
Booking Holdings Inc.(a)	22,493	30,260,283
eBay Inc.	411,082	12,357,125
Etsy Inc.(a)(b)	63,708	2,448,935
Grubhub Inc.(a)(b)	27,553	1,122,234

		482,222,008

IT Services — 6.9%
Accenture PLC, Class A	215,062	35,111,022
Akamai Technologies Inc.(a)	62,551	5,722,791
Automatic Data Processing Inc.	144,213	19,711,033
Broadridge Financial Solutions Inc.	43,147	4,091,630
CACI International Inc., Class A(a)(b)	13,467	2,843,557
Fiserv Inc.(a)	306,996	29,161,550
FleetCor Technologies Inc.(a)	46,649	8,701,904
Gartner Inc.(a)	48,092	4,788,520
Global Payments Inc.	79,170	11,418,689
Jack Henry & Associates Inc.	21,514	3,339,833
KBR Inc.	76,236	1,576,560
Leidos Holdings Inc.	35,774	3,278,687
LiveRamp Holdings Inc.(a)	14,587	480,204
Mastercard Inc., Class A	477,166	115,264,219
MAXIMUS Inc.	18,933	1,101,901
Paychex Inc.	114,752	7,220,196
PayPal Holdings Inc.(a)	631,148	60,426,110
Perspecta Inc.(b)	73,975	1,349,304
Sabre Corp.	70,885	420,348
Science Applications International Corp.	11,885	886,978
VeriSign Inc.(a)	29,439	5,301,669
Visa Inc., Class A(b)	920,131	148,251,507
Western Union Co. (The)	225,400	4,086,502
WEX Inc.(a)(b)	23,283	2,434,238

		476,968,952

Leisure Products — 0.0%
Brunswick Corp./DE	21,511	760,844
Polaris Inc.	30,936	1,489,568

		2,250,412

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	94,828	6,791,581
Bio-Rad Laboratories Inc., Class A(a)	8,363	2,931,733
Bio-Techne Corp.	20,487	3,884,745
Charles River Laboratories International Inc.(a)	26,262	3,314,527
Illumina Inc.(a)(b)	47,414	12,949,712
IQVIA Holdings Inc.(a)(b)	66,941	7,220,256
Mettler-Toledo International Inc.(a)	8,249	5,696,017
PerkinElmer Inc.	34,054	2,563,585

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)	34,012	$2,824,357
Repligen Corp.(a)(b)	25,194	2,432,229
Syneos Health Inc.(a)	33,501	1,320,609
Thermo Fisher Scientific Inc.	215,535	61,125,726
Waters Corp.(a)(b)	21,483	3,910,980

		116,966,057

Machinery — 1.6%
AGCO Corp.	17,875	844,594
Caterpillar Inc.	175,281	20,339,607
Colfax Corp.(a)(b)	20,274	401,425
Cummins Inc.	51,896	7,022,567
Deere & Co.	99,860	13,796,658
Donaldson Co. Inc.	43,562	1,682,800
Dover Corp.	46,084	3,868,291
Graco Inc.	89,669	4,369,570
IDEX Corp.	23,317	3,220,311
Illinois Tool Works Inc.	95,912	13,631,013
Ingersoll Rand Inc.(a)(b)	135,834	3,368,683
ITT Inc.	31,607	1,433,694
Lincoln Electric Holdings Inc.	32,882	2,268,858
Nordson Corp.	27,505	3,715,100
Oshkosh Corp.	21,600	1,389,528
PACCAR Inc.	185,929	11,365,840
Parker-Hannifin Corp.	37,991	4,928,572
Timken Co. (The)	36,470	1,179,440
Toro Co. (The)	57,320	3,730,959
Woodward Inc.(b)	30,332	1,802,934
Xylem Inc./NY	57,130	3,720,877

		108,081,321

Marine — 0.0%
Kirby Corp.(a)	16,781	729,470

Media — 1.3%
Cable One Inc.(b)	2,700	4,438,827
Charter Communications Inc., Class A(a)(b)	84,278	36,771,334
Comcast Corp., Class A	1,366,514	46,980,751
New York Times Co. (The), Class A	51,029	1,567,101

		89,758,013

Metals & Mining — 0.2%
Allegheny Technologies Inc.(a)(b)	33,372	283,662
Carpenter Technology Corp.	14,158	276,081
Compass Minerals International Inc.	13,131	505,149
Freeport-McMoRan Inc.	429,104	2,896,452
Reliance Steel & Aluminum Co.	35,840	3,139,226
Royal Gold Inc.	35,271	3,093,619
Steel Dynamics Inc.	56,794	1,280,137

		11,474,326

Multi-Utilities — 0.1%
Black Hills Corp.	15,543	995,218
MDU Resources Group Inc.	45,290	973,735
Sempra Energy	68,190	7,704,788

		9,673,741

Multiline Retail — 0.5%
Dollar General Corp.	136,864	20,667,833
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	16,480	763,683
Target Corp.	174,328	16,207,274

		37,638,790

Oil, Gas & Consumable Fuels — 0.6%
Apache Corp.	125,503	524,603

47

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	138,191	$2,375,503
Cimarex Energy Co.	29,620	498,505
ConocoPhillips	589,842	18,167,134
EOG Resources Inc.	156,381	5,617,205
Hess Corp.	139,254	4,637,158
Matador Resources Co.(a)(b)	59,479	147,508
Murphy Oil Corp.	36,306	222,556
Phillips 66	119,449	6,408,439
Pioneer Natural Resources Co.	55,222	3,873,823
WPX Energy Inc.(a)	224,304	684,127

		43,156,561

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	45,514	781,931

Personal Products — 0.3%
Coty Inc., Class A	74,842	386,185
Estee Lauder Companies Inc. (The), Class A(b)	119,632	19,062,163

		19,448,348

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	693,044	38,630,272
Catalent Inc.(a)(b)	83,201	4,322,292
Eli Lilly & Co.	249,794	34,651,424
Johnson & Johnson	594,153	77,911,283
Merck & Co. Inc.	752,675	57,910,814
Nektar Therapeutics(a)	30,322	541,248
Zoetis Inc.	256,026	30,131,700

		244,099,033

Professional Services — 0.4%
ASGN Inc.(a)(b)	17,334	612,237
CoreLogic Inc.	19,267	588,414
Equifax Inc.(b)	39,056	4,665,239
FTI Consulting Inc.(a)	20,230	2,422,947
IHS Markit Ltd.	157,364	9,441,840
Insperity Inc.	11,354	423,504
Verisk Analytics Inc.	60,783	8,471,935

		26,626,116

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	179,966	6,786,518
Jones Lang LaSalle Inc.	13,312	1,344,246

		8,130,764

Road & Rail — 1.1%
CSX Corp.	209,019	11,976,789
JB Hunt Transport Services Inc.(b)	27,053	2,495,098
Kansas City Southern(b)	53,286	6,776,914
Knight-Swift Transportation Holdings Inc.(b)	66,069	2,167,063
Landstar System Inc.(b)	14,433	1,383,547
Norfolk Southern Corp.	75,687	11,050,302
Old Dominion Freight Line Inc.(b)	51,491	6,758,709
Union Pacific Corp.	231,352	32,629,886
Werner Enterprises Inc.(b)	10,982	398,207

		75,636,515

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices Inc.(a)	628,713	28,593,867
Analog Devices Inc.	197,976	17,748,548
Applied Materials Inc.	496,554	22,752,104
Broadcom Inc.	213,212	50,552,565
Cabot Microelectronics Corp.(b)	15,653	1,786,633
Cirrus Logic Inc.(a)	31,086	2,040,174
Cypress Semiconductor Corp.	198,549	4,630,163

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	1,332,762	$72,129,079
KLA Corp.	84,823	12,192,458
Lam Research Corp.	77,986	18,716,640
Maxim Integrated Products Inc.	64,024	3,112,207
Microchip Technology Inc.(b)	128,467	8,710,063
Micron Technology Inc.(a)	595,090	25,029,485
MKS Instruments Inc.(b)	29,314	2,387,625
Monolithic Power Systems Inc.	21,723	3,637,734
NVIDIA Corp.	328,956	86,712,802
Qorvo Inc.(a)	62,463	5,036,392
QUALCOMM Inc.	613,757	41,520,661
Semtech Corp.(a)	18,191	682,163
Silicon Laboratories Inc.(a)	23,327	1,992,359
Skyworks Solutions Inc.	53,124	4,748,223
SolarEdge Technologies Inc.(a)(b)	26,140	2,140,343
Synaptics Inc.(a)(b)	10,995	636,281
Teradyne Inc.	90,095	4,880,446
Texas Instruments Inc.	311,531	31,131,293
Universal Display Corp.(b)	22,792	3,003,530
Xilinx Inc.	83,816	6,532,619

		463,036,457

Software — 14.3%
ACI Worldwide Inc.(a)	62,180	1,501,647
Adobe Inc.(a)	260,196	82,804,775
ANSYS Inc.(a)	46,008	10,695,480
Autodesk Inc.(a)	118,279	18,463,352
Blackbaud Inc.(b)	26,455	1,469,575
Cadence Design Systems Inc.(a)	150,839	9,961,408
CDK Global Inc.	39,836	1,308,613
Ceridian HCM Holding Inc.(a)(b)	32,521	1,628,326
Citrix Systems Inc.(b)	32,151	4,550,974
CommVault Systems Inc.(a)	11,107	449,611
Fair Isaac Corp.(a)	15,569	4,790,426
Fortinet Inc.(a)	76,319	7,721,193
Intuit Inc.	139,920	32,181,600
j2 Global Inc.	24,895	1,863,391
LogMeIn Inc.	16,802	1,399,271
Manhattan Associates Inc.(a)	34,360	1,711,815
Microsoft Corp.	4,100,582	646,702,787
NortonLifeLock Inc.	191,133	3,576,098
Oracle Corp.	698,730	33,769,621
Paycom Software Inc.(a)(b)	26,369	5,326,802
PTC Inc.(a)	29,069	1,779,314
salesforce.com Inc.(a)	476,777	68,646,352
ServiceNow Inc.(a)	101,376	29,052,334
Synopsys Inc.(a)	80,813	10,407,906
Teradata Corp.(a)	23,635	484,281
Tyler Technologies Inc.(a)	20,960	6,215,898

		988,462,850

Specialty Retail — 2.8%
Aaron’s Inc.	20,637	470,111
AutoZone Inc.(a)(b)	12,803	10,831,338
CarMax Inc.(a)	88,406	4,758,895
Five Below Inc.(a)(b)	29,935	2,106,825
Home Depot Inc. (The)	416,301	77,727,560
Lowe’s Companies Inc.	271,929	23,399,490
Murphy USA Inc.(a)(b)	15,551	1,311,882
O’Reilly Automotive Inc.(a)	40,670	12,243,704
RH(a)	8,795	883,634

48

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	194,451	$16,911,403
Tiffany & Co.	58,032	7,515,144
TJX Companies Inc. (The)	651,853	31,165,092
Tractor Supply Co.	31,190	2,637,115
Ulta Beauty Inc.(a)(b)	16,907	2,970,560
Williams-Sonoma Inc.	28,810	1,225,001

		196,157,754

Technology Hardware, Storage & Peripherals — 8.4%
Apple Inc.	2,245,012	570,884,101
NCR Corp.(a)(b)	29,553	523,088
NetApp Inc.	56,449	2,353,359
Seagate Technology PLC	74,585	3,639,748
Xerox Holdings Corp.(a)	99,986	1,893,735

		579,294,031

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	14,963	983,518
Columbia Sportswear Co.	9,692	676,211
Deckers Outdoor Corp.(a)	15,042	2,015,628
NIKE Inc., Class B	448,733	37,128,168
Skechers U.S.A. Inc., Class A(a)(b)	72,024	1,709,850
VF Corp.	93,317	5,046,583

		47,559,958

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	125,684	1,180,173
Washington Federal Inc.	26,571	689,783

		1,869,956

Tobacco — 0.6%
Altria Group Inc.	391,647	15,144,990
Philip Morris International Inc.	367,992	26,848,696

		41,993,686

Trading Companies & Distributors — 0.2%
Fastenal Co.	215,830	6,744,687
United Rentals Inc.(a)(b)	40,410	4,158,189
Watsco Inc.	8,954	1,415,001

		12,317,877

Water Utilities — 0.1%
American Water Works Co. Inc.	48,591	5,809,540
Essential Utilities Inc.	63,835	2,598,084

		8,407,624

Total Common Stocks — 99.8% (Cost: $6,647,788,263)		6,876,625,725

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	281,210,174	281,153,932

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	11,716,000	$11,716,000

		292,869,932

Total Short-Term Investments — 4.2% (Cost: $292,836,484)		292,869,932

Total Investments in Securities — 104.0% (Cost: $6,940,624,747)		7,169,495,657

Other Assets, Less Liabilities — (4.0)%		(276,166,395)

Net Assets — 100.0%		$6,893,329,262

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

49

Schedule of Investments March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Boeing Co. (The)	158,550	$23,646,147
Curtiss-Wright Corp.(a)	6,155	568,784
General Dynamics Corp.	124,217	16,435,151
Howmet Aerospace Inc.	103,114	1,656,011
Huntington Ingalls Industries Inc.	8,934	1,627,864
Raytheon Co.	58,884	7,722,637
Textron Inc.(a)	121,365	3,236,804
United Technologies Corp.	202,009	19,055,509

		73,948,907

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	71,264	4,717,677
Expeditors International of Washington Inc.	43,522	2,903,788
FedEx Corp.	126,887	15,386,318
United Parcel Service Inc., Class B	204,189	19,075,336
XPO Logistics Inc.(a)(b)	49,172	2,397,135

		44,480,254

Airlines — 0.5%
Alaska Air Group Inc.	65,598	1,867,575
American Airlines Group Inc.(a)	207,587	2,530,485
Delta Air Lines Inc.	304,147	8,677,314
JetBlue Airways Corp.(a)(b)	153,692	1,375,543
Southwest Airlines Co.	250,329	8,914,216
United Airlines Holdings Inc.(b)	115,523	3,644,751

		27,009,884

Auto Components — 0.3%
Adient PLC(b)	46,330	420,213
Aptiv PLC	134,895	6,642,230
BorgWarner Inc.	109,916	2,678,653
Dana Inc.	76,658	598,699
Delphi Technologies PLC(b)	45,824	368,883
Goodyear Tire & Rubber Co. (The)	120,516	701,403
Lear Corp.	29,315	2,381,844
Visteon Corp.(a)(b)	4,324	207,465

		13,999,390

Automobiles — 0.5%
Ford Motor Co.	2,057,921	9,939,758
General Motors Co.(a)	666,741	13,854,878
Harley-Davidson Inc.	82,152	1,555,137
Thor Industries Inc.	29,398	1,240,008

		26,589,781

Banks — 8.1%
Associated Banc-Corp.	84,830	1,084,976
BancorpSouth Bank	51,067	966,188
Bank of America Corp.	4,286,987	91,012,734
Bank of Hawaii Corp.	9,009	497,657
Bank OZK	64,352	1,074,678
Cathay General Bancorp.	40,337	925,734
CIT Group Inc.	26,747	461,653
Citigroup Inc.	1,156,102	48,695,016
Citizens Financial Group Inc.	228,601	4,299,985
Comerica Inc.	76,776	2,252,608
Commerce Bancshares Inc.(a)	24,349	1,225,972
Cullen/Frost Bankers Inc.	30,297	1,690,270
East West Bancorp. Inc.	77,538	1,995,828
Fifth Third Bancorp.	374,163	5,556,321
First Financial Bankshares Inc.(a)	26,015	698,243
First Horizon National Corp.	165,709	1,335,615

Security	Shares	Value

Banks (continued)
First Republic Bank/CA	45,190	$3,718,233
FNB Corp.	173,015	1,275,121
Fulton Financial Corp.	87,368	1,003,858
Hancock Whitney Corp.	46,416	906,040
Home BancShares Inc./AR	82,601	990,386
Huntington Bancshares Inc./OH	543,469	4,461,880
International Bancshares Corp.	30,524	820,485
JPMorgan Chase & Co.	863,679	77,757,020
KeyCorp.	519,242	5,384,540
M&T Bank Corp.	69,776	7,216,932
PacWest Bancorp.	63,806	1,143,404
People’s United Financial Inc.	236,821	2,616,872
Pinnacle Financial Partners Inc.	38,333	1,439,021
PNC Financial Services Group Inc. (The)	231,602	22,168,943
Prosperity Bancshares Inc.	50,294	2,426,685
Regions Financial Corp.	507,863	4,555,531
Signature Bank/New York NY	28,770	2,312,820
Sterling Bancorp./DE	107,570	1,124,107
SVB Financial Group(b)	9,865	1,490,404
Synovus Financial Corp.	78,016	1,369,961
TCF Financial Corp.	81,693	1,851,163
Texas Capital Bancshares Inc.(b)	26,808	594,333
Truist Financial Corp.	710,358	21,907,441
Trustmark Corp.	34,216	797,233
U.S. Bancorp.	752,632	25,928,172
UMB Financial Corp.	22,997	1,066,601
Umpqua Holdings Corp.	117,231	1,277,818
United Bankshares Inc./WV	54,078	1,248,120
Valley National Bancorp.	208,528	1,524,340
Webster Financial Corp.	49,079	1,123,909
Wells Fargo & Co.	2,038,077	58,492,810
Wintrust Financial Corp.	30,369	997,925
Zions Bancorp. N.A.	90,776	2,429,166

		427,194,752

Beverages — 2.3%
Coca-Cola Co. (The)	1,225,163	54,213,463
Constellation Brands Inc., Class A	88,534	12,692,234
Molson Coors Beverage Co., Class B	98,695	3,850,092
Monster Beverage Corp.(b)	66,211	3,725,031
PepsiCo Inc.	383,970	46,114,797

		120,595,617

Biotechnology — 2.8%
AbbVie Inc.	368,051	28,041,806
Alexion Pharmaceuticals Inc.(b)	48,880	4,388,935
Amgen Inc.	129,005	26,153,183
Biogen Inc.(b)	95,557	30,232,324
Gilead Sciences Inc.	669,953	50,085,686
Regeneron Pharmaceuticals Inc.(b)	13,920	6,796,997
United Therapeutics Corp.(b)	23,350	2,214,164

		147,913,095

Building Products — 0.4%
AO Smith Corp.	73,036	2,761,491
Johnson Controls International PLC	407,690	10,991,322
Lennox International Inc.	6,361	1,156,366
Owens Corning	27,228	1,056,719
Resideo Technologies Inc.(b)	65,414	316,604
Trane Technologies PLC	48,547	4,009,497

		20,291,999

50

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.0%
Affiliated Managers Group Inc.	26,062	$1,541,307
Ameriprise Financial Inc.	23,590	2,417,503
Bank of New York Mellon Corp. (The)	443,538	14,938,360
BlackRock Inc.(c)	30,501	13,419,525
Charles Schwab Corp. (The)	162,754	5,471,789
CME Group Inc.	92,826	16,050,544
E*TRADE Financial Corp.	120,114	4,122,312
Eaton Vance Corp., NVS	17,491	564,085
Evercore Inc., Class A	6,259	288,290
Federated Hermes Inc.	14,759	281,159
Franklin Resources Inc.	148,572	2,479,667
Goldman Sachs Group Inc. (The)	168,757	26,088,145
Interactive Brokers Group Inc., Class A(a)	40,870	1,764,358
Intercontinental Exchange Inc.(a)	132,417	10,692,673
Invesco Ltd.	198,181	1,799,483
Janus Henderson Group PLC	82,814	1,268,710
Legg Mason Inc.	43,442	2,122,142
Morgan Stanley	616,953	20,976,402
Nasdaq Inc.	32,349	3,071,538
Northern Trust Corp.	111,962	8,448,652
Raymond James Financial Inc.	65,706	4,152,619
State Street Corp.	192,136	10,235,085
Stifel Financial Corp.	18,559	766,115
T Rowe Price Group Inc.	32,369	3,160,833

		156,121,296

Chemicals — 1.6%
Albemarle Corp.(a)	56,375	3,177,859
Ashland Global Holdings Inc.	32,065	1,605,495
Cabot Corp.	17,307	452,059
CF Industries Holdings Inc.	115,594	3,144,157
Chemours Co. (The)	87,046	772,098
Corteva Inc.(b)	395,461	9,293,333
DuPont de Nemours Inc.	391,521	13,350,866
Eastman Chemical Co.	72,283	3,366,942
Ecolab Inc.	64,891	10,111,965
International Flavors & Fragrances Inc.(a)	56,401	5,757,414
Linde PLC	82,315	14,240,495
LyondellBasell Industries NV, Class A	135,542	6,726,949
Minerals Technologies Inc.	18,551	672,659
Mosaic Co. (The)	186,190	2,014,576
NewMarket Corp.	1,400	536,018
Olin Corp.	85,001	991,962
PolyOne Corp.	48,026	911,053
PPG Industries Inc.	61,099	5,107,876
RPM International Inc.	27,613	1,642,974
Sensient Technologies Corp.	22,540	980,715
Valvoline Inc.	46,130	603,842

		85,461,307

Commercial Services & Supplies — 0.4%
Deluxe Corp.	12,306	319,095
Healthcare Services Group Inc.	39,447	943,178
HNI Corp.	22,802	574,382
KAR Auction Services Inc.	68,562	822,744
MSA Safety Inc.(a)	6,832	691,398
Republic Services Inc.	59,845	4,491,966
Rollins Inc.(a)	39,709	1,435,083
Stericycle Inc.(a)(b)	27,177	1,320,259
Waste Management Inc.	86,631	8,018,565

		18,616,670

Security	Shares	Value

Communications Equipment — 1.9%
Ciena Corp.(b)	31,316	$1,246,690
Cisco Systems Inc.	2,246,468	88,308,657
F5 Networks Inc.(b)	31,924	3,404,056
InterDigital Inc.	16,561	739,117
Juniper Networks Inc.	178,196	3,410,672
NetScout Systems Inc.(b)	35,044	829,492
ViaSat Inc.(a)(b)	15,070	541,314

		98,479,998

Construction & Engineering — 0.2%
AECOM(b)	83,660	2,497,251
Dycom Industries Inc.(b)	16,764	429,997
EMCOR Group Inc.	16,141	989,766
Fluor Corp.	74,652	515,845
Jacobs Engineering Group Inc.	71,391	5,659,165
Quanta Services Inc.	41,655	1,321,713
Valmont Industries Inc.	6,206	657,712

		12,071,449

Consumer Finance — 0.6%
American Express Co.	141,817	12,140,953
Capital One Financial Corp.	246,124	12,409,572
Discover Financial Services	63,436	2,262,762
FirstCash Inc.(a)	7,925	568,540
Navient Corp.	90,605	686,786
SLM Corp.	112,376	807,983

		28,876,596

Containers & Packaging — 0.6%
Amcor PLC(b)	855,865	6,949,624
AptarGroup Inc.	13,617	1,355,436
Avery Dennison Corp.	12,914	1,315,549
Ball Corp.	50,563	3,269,404
Greif Inc., Class A, NVS	13,973	434,421
International Paper Co.	207,093	6,446,805
O-I Glass Inc.	82,774	588,523
Packaging Corp. of America	49,832	4,326,912
Sealed Air Corp.	82,268	2,032,842
Silgan Holdings Inc.	16,500	478,830
Sonoco Products Co.	53,276	2,469,343
Westrock Co.	135,478	3,828,608

		33,496,297

Distributors — 0.1%
Genuine Parts Co.	76,512	5,151,553
LKQ Corp.(b)	78,304	1,606,015

		6,757,568

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(b)	28,773	770,829
Graham Holdings Co., Class B	2,315	789,808
Grand Canyon Education Inc.(a)(b)	25,662	1,957,626
H&R Block Inc.(a)	103,984	1,464,095
Service Corp. International	47,694	1,865,312
WW International Inc.(a)(b)	11,860	200,553

		7,048,223

Diversified Financial Services — 3.6%
Berkshire Hathaway Inc., Class B(b)	1,035,802	189,375,680
Jefferies Financial Group Inc.	126,367	1,727,437

		191,103,117

Diversified Telecommunication Services — 4.5%
AT&T Inc.	3,868,343	112,762,198
CenturyLink Inc.	517,312	4,893,772

51

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	2,190,105	$117,674,342

		235,330,312

Electric Utilities — 4.3%
ALLETE Inc.	27,507	1,669,125
Alliant Energy Corp.	126,896	6,127,808
American Electric Power Co. Inc.	261,684	20,929,486
Duke Energy Corp.	386,052	31,223,886
Edison International	189,498	10,382,595
Entergy Corp.	105,205	9,886,114
Evergy Inc.	120,380	6,626,919
Eversource Energy	171,093	13,381,184
Exelon Corp.	515,149	18,962,635
FirstEnergy Corp.	285,515	11,440,586
Hawaiian Electric Industries Inc.	30,158	1,298,302
IDACORP Inc.	14,731	1,293,234
NextEra Energy Inc.	121,640	29,269,017
OGE Energy Corp.	106,413	3,270,071
Pinnacle West Capital Corp.	59,157	4,483,509
PNM Resources Inc.	21,188	805,144
PPL Corp.	405,769	10,014,379
Southern Co. (The)	555,359	30,067,136
Xcel Energy Inc.	278,059	16,766,958

		227,898,088

Electrical Equipment — 0.6%
Acuity Brands Inc.	21,083	1,805,970
Eaton Corp. PLC	219,151	17,025,841
Emerson Electric Co.	148,047	7,054,439
EnerSys	22,523	1,115,339
nVent Electric PLC	82,840	1,397,511
Regal Beloit Corp.	21,826	1,373,947
Rockwell Automation Inc.	26,364	3,978,591

		33,751,638

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(b)	43,367	2,249,446
Avnet Inc.	53,783	1,349,953
Belden Inc.(a)	20,572	742,238
Corning Inc.	214,520	4,406,241
FLIR Systems Inc.	37,127	1,183,980
II-VI Inc.(b)	46,417	1,322,884
IPG Photonics Corp.(a)(b)	9,457	1,042,918
Littelfuse Inc.(a)	4,793	639,482
National Instruments Corp.	33,310	1,101,895
SYNNEX Corp.	21,783	1,592,337
TE Connectivity Ltd.	88,258	5,558,489
Tech Data Corp.(b)	18,856	2,467,308
Vishay Intertechnology Inc.	70,475	1,015,545

		24,672,716

Energy Equipment & Services — 0.4%
Apergy Corp.(b)	41,239	237,124
Baker Hughes Co.	345,549	3,628,264
Core Laboratories NV(a)	14,394	148,834
Halliburton Co.	466,191	3,193,408
Helmerich & Payne Inc.	57,724	903,381
National Oilwell Varco Inc.(a)	141,743	1,393,334
Patterson-UTI Energy Inc.	103,560	243,366
Schlumberger Ltd.	731,618	9,869,527
TechnipFMC PLC	223,752	1,508,088
Transocean Ltd.(a)(b)	306,224	355,220

		21,480,546

Security	Shares	Value

Entertainment — 1.3%
Activision Blizzard Inc.	406,932	$24,204,315
Cinemark Holdings Inc.	56,769	578,476
Electronic Arts Inc.(a)(b)	72,540	7,266,332
Live Nation Entertainment Inc.(a)(b)	24,769	1,125,999
Walt Disney Co. (The)	372,234	35,957,804
World Wrestling Entertainment Inc., Class A(a)	10,879	369,125

		69,502,051

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities Inc.	29,683	4,068,352
American Campus Communities Inc.	38,063	1,056,248
Apartment Investment & Management Co., Class A	79,288	2,786,973
AvalonBay Communities Inc.	73,771	10,856,878
Boston Properties Inc.	42,338	3,904,834
Brixmor Property Group Inc.	69,803	663,129
Camden Property Trust	23,192	1,837,734
CoreCivic Inc.	63,424	708,446
Corporate Office Properties Trust	32,031	708,846
Crown Castle International Corp.	92,237	13,319,023
CyrusOne Inc.	21,081	1,301,752
Digital Realty Trust Inc.	139,329	19,354,191
Diversified Healthcare Trust	126,697	459,910
Douglas Emmett Inc.	32,458	990,294
Duke Realty Corp.	80,232	2,597,912
EPR Properties	23,379	566,239
Equity Residential	184,483	11,384,446
Essex Property Trust Inc.	17,374	3,826,450
Extra Space Storage Inc.	29,017	2,778,668
Federal Realty Investment Trust	21,719	1,620,455
First Industrial Realty Trust Inc.	22,978	763,559
GEO Group Inc. (The)	64,555	784,989
Healthcare Realty Trust Inc.	38,461	1,074,216
Healthpeak Properties Inc.	139,695	3,331,726
Highwoods Properties Inc.	27,613	978,052
Host Hotels & Resorts Inc.	377,725	4,170,084
Iron Mountain Inc.	150,876	3,590,849
JBG SMITH Properties	62,872	2,001,216
Kilroy Realty Corp.	20,766	1,322,794
Kimco Realty Corp.	224,844	2,174,241
Lamar Advertising Co., Class A	17,871	916,425
Life Storage Inc.	9,673	914,582
Macerich Co. (The)	58,685	330,397
Mack-Cali Realty Corp.	48,207	734,193
Medical Properties Trust Inc.	275,178	4,757,828
Mid-America Apartment Communities Inc.	33,429	3,444,190
National Retail Properties Inc.	41,123	1,323,749
Omega Healthcare Investors Inc.	63,985	1,698,162
Park Hotels & Resorts Inc.	127,469	1,008,280
Pebblebrook Hotel Trust	69,481	756,648
PotlatchDeltic Corp.(a)	19,300	605,827
Prologis Inc.(a)	167,800	13,486,086
Public Storage	44,410	8,820,270
Rayonier Inc.	39,964	941,152
Realty Income Corp.	100,165	4,994,227
Regency Centers Corp.	89,185	3,427,380
Sabra Health Care REIT Inc.	109,324	1,193,818
Service Properties Trust	87,598	473,029
Simon Property Group Inc.	97,331	5,339,579
SL Green Realty Corp.	43,401	1,870,583
Spirit Realty Capital Inc.	30,723	803,406
Taubman Centers Inc.	18,683	782,444

52

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	82,762	$3,024,123
Urban Edge Properties	33,140	291,963
Ventas Inc.	196,501	5,266,227
Vornado Realty Trust	84,297	3,052,394
Weingarten Realty Investors	36,076	520,577
Welltower Inc.	214,426	9,816,422
Weyerhaeuser Co.	393,474	6,669,384

		192,245,851

Food & Staples Retailing — 2.9%
BJ’s Wholesale Club Holdings Inc.(a)(b)	65,076	1,657,486
Costco Wholesale Corp.	95,917	27,348,814
Kroger Co. (The)	423,842	12,766,121
Sprouts Farmers Market Inc.(b)	62,928	1,169,832
Sysco Corp.	148,169	6,760,951
Walgreens Boots Alliance Inc.	397,428	18,182,331
Walmart Inc.	751,204	85,351,798

		153,237,333

Food Products — 2.5%
Archer-Daniels-Midland Co.	294,188	10,349,534
Campbell Soup Co.	50,561	2,333,896
Conagra Brands Inc.	257,201	7,546,277
Darling Ingredients Inc.(b)	87,084	1,669,400
Flowers Foods Inc.	102,489	2,103,074
General Mills Inc.	320,452	16,910,252
Hain Celestial Group Inc. (The)(a)(b)	42,790	1,111,256
Hershey Co. (The)	26,042	3,450,565
Hormel Foods Corp.	146,904	6,851,603
Ingredion Inc.	35,567	2,685,308
JM Smucker Co. (The)	60,207	6,682,977
Kellogg Co.	131,615	7,895,584
Kraft Heinz Co. (The)	329,092	8,141,736
Lamb Weston Holdings Inc.	34,977	1,997,187
Lancaster Colony Corp.	5,353	774,258
McCormick & Co. Inc./MD, NVS	31,855	4,498,245
Mondelez International Inc., Class A	762,452	38,183,596
Pilgrim’s Pride Corp.(b)	10,022	181,599
Post Holdings Inc.(b)	19,088	1,583,731
Tootsie Roll Industries Inc.	4,956	178,207
TreeHouse Foods Inc.(a)(b)	29,923	1,321,100
Tyson Foods Inc., Class A	80,994	4,687,123

		131,136,508

Gas Utilities — 0.3%
Atmos Energy Corp.	63,020	6,253,475
National Fuel Gas Co.	45,955	1,713,662
New Jersey Resources Corp.	50,833	1,726,797
ONE Gas Inc.	14,031	1,173,272
Southwest Gas Holdings Inc.	29,100	2,024,196
Spire Inc.	27,149	2,022,058
UGI Corp.	111,350	2,969,704

		17,883,164

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	393,079	31,017,864
ABIOMED Inc.(b)	10,366	1,504,729
Avanos Medical Inc.(b)	25,509	686,957
Baxter International Inc.	148,389	12,047,703
Becton Dickinson and Co.	143,230	32,909,957
Boston Scientific Corp.(b)	301,959	9,852,922
Cantel Medical Corp.	8,787	315,453
Cooper Companies Inc. (The)	11,368	3,133,816

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Danaher Corp.	121,971	$16,882,006
Dentsply Sirona Inc.(a)	55,636	2,160,346
Haemonetics Corp.(b)	9,700	966,702
Hill-Rom Holdings Inc.	15,996	1,609,198
Hologic Inc.(b)	65,688	2,305,649
LivaNova PLC(b)	12,655	572,639
Medtronic PLC	709,794	64,009,223
NuVasive Inc.(a)(b)	9,689	490,845
Steris PLC(a)	20,782	2,908,856
Stryker Corp.	57,818	9,626,119
Varian Medical Systems Inc.(a)(b)	21,806	2,238,604
Zimmer Biomet Holdings Inc.	108,729	10,990,327

		206,229,915

Health Care Providers & Services — 6.5%
Acadia Healthcare Co. Inc.(a)(b)	47,178	865,716
AmerisourceBergen Corp.	79,453	7,031,590
Anthem Inc.	134,279	30,486,704
Cardinal Health Inc.	154,590	7,411,045
Centene Corp.(b)	309,459	18,384,959
Cigna Corp.(b)	197,758	35,038,762
CVS Health Corp.	688,927	40,874,039
DaVita Inc.(b)	47,100	3,582,426
Encompass Health Corp.	27,813	1,780,866
HCA Healthcare Inc.	139,780	12,559,233
Henry Schein Inc.(a)(b)	77,123	3,896,254
Humana Inc.	70,013	21,985,482
Laboratory Corp. of America Holdings(b)	51,213	6,472,811
McKesson Corp.	85,372	11,547,417
MEDNAX Inc.(a)(b)	27,379	318,692
Molina Healthcare Inc.(b)	32,912	4,598,135
Patterson Companies Inc.	45,863	701,245
Quest Diagnostics Inc.	71,122	5,711,097
Tenet Healthcare Corp.(b)	55,304	796,378
UnitedHealth Group Inc.	501,707	125,115,692
Universal Health Services Inc., Class B(a)	42,670	4,227,744

		343,386,287

Health Care Technology — 0.1%
Allscripts Healthcare Solutions Inc.(b)	86,458	608,664
Cerner Corp.	61,087	3,847,870

		4,456,534

Hotels, Restaurants & Leisure — 1.1%
Brinker International Inc.	19,915	239,179
Carnival Corp.	212,746	2,801,865
Cheesecake Factory Inc. (The)	21,889	373,864
Cracker Barrel Old Country Store Inc.	12,833	1,067,962
Darden Restaurants Inc.	35,224	1,918,299
Jack in the Box Inc.	6,815	238,866
Las Vegas Sands Corp.	77,355	3,285,267
McDonald’s Corp.	223,332	36,927,946
MGM Resorts International	106,946	1,261,963
Norwegian Cruise Line Holdings Ltd.(b)	113,303	1,241,801
Papa John’s International Inc.	4,234	225,969
Penn National Gaming Inc.(a)(b)	57,989	733,561
Royal Caribbean Cruises Ltd.	91,086	2,930,237
Six Flags Entertainment Corp.	20,917	262,299
Texas Roadhouse Inc.	16,995	701,893
Wendy’s Co. (The)	41,154	612,371
Wyndham Destinations Inc.	27,524	597,271

		55,420,613

53

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 0.3%
Helen of Troy Ltd.(b)	5,469	$787,700
KB Home	24,644	446,056
Leggett & Platt Inc.	23,798	634,931
Lennar Corp., Class A	147,541	5,636,066
Mohawk Industries Inc.(b)	31,659	2,413,682
Newell Brands Inc.	202,898	2,694,486
Taylor Morrison Home Corp.(a)(b)	70,185	772,035
Toll Brothers Inc.	31,185	600,311
TRI Pointe Group Inc.(a)(b)	74,167	650,445
Whirlpool Corp.	33,665	2,888,457

		17,524,169

Household Products — 2.0%
Church & Dwight Co. Inc.	59,380	3,811,009
Clorox Co. (The)	66,316	11,489,247
Colgate-Palmolive Co.	249,926	16,585,089
Kimberly-Clark Corp.	92,438	11,820,047
Procter & Gamble Co. (The)	554,648	61,011,280

		104,716,672

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	349,685	4,755,716

Industrial Conglomerates — 2.0%
3M Co.	304,519	41,569,889
General Electric Co.	4,624,812	36,721,007
Honeywell International Inc.	204,323	27,336,374

		105,627,270

Insurance — 3.8%
Aflac Inc.	389,259	13,328,228
Alleghany Corp.	3,835	2,118,262
Allstate Corp. (The)	171,790	15,758,297
American Financial Group Inc./OH	39,824	2,790,866
American International Group Inc.	459,777	11,149,592
Aon PLC	45,774	7,554,541
Arthur J Gallagher & Co.	48,657	3,966,032
Assurant Inc.	31,816	3,311,727
Brighthouse Financial Inc.(b)	58,207	1,406,863
Chubb Ltd.	239,987	26,804,148
Cincinnati Financial Corp.	43,702	3,297,316
CNO Financial Group Inc.	80,458	996,875
Everest Re Group Ltd.	21,697	4,174,937
First American Financial Corp.	59,384	2,518,475
Genworth Financial Inc., Class A(b)	268,020	889,826
Globe Life Inc.	53,023	3,816,065
Hanover Insurance Group Inc. (The)	20,963	1,898,829
Hartford Financial Services Group Inc. (The)	190,502	6,713,290
Kemper Corp.	33,379	2,482,396
Lincoln National Corp.	105,584	2,778,971
Loews Corp.(a)	134,678	4,690,835
Marsh & McLennan Companies Inc.	104,050	8,996,163
Mercury General Corp.	14,423	587,305
MetLife Inc.	413,079	12,627,825
Old Republic International Corp.	151,961	2,317,405
Principal Financial Group Inc.	137,146	4,298,156
Progressive Corp. (The)	120,508	8,898,311
Prudential Financial Inc.	212,427	11,075,944
Reinsurance Group of America Inc.	33,360	2,806,910
RLI Corp.(a)	7,835	688,932
Selective Insurance Group Inc.	31,637	1,572,359
Travelers Companies Inc. (The)	136,421	13,553,426

Security	Shares	Value

Insurance (continued)
Unum Group	109,819	$1,648,383
Willis Towers Watson PLC	35,235	5,984,665
WR Berkley Corp.	77,241	4,029,663

		201,531,818

Interactive Media & Services — 0.2%
TripAdvisor Inc.	55,973	973,370
Twitter Inc.(b)	410,285	10,076,600

		11,049,970

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	74,259	4,178,554
Grubhub Inc.(a)(b)	21,401	871,663

		5,050,217

IT Services — 3.3%
Accenture PLC, Class A	124,475	20,321,789
Akamai Technologies Inc.(b)	24,118	2,206,556
Alliance Data Systems Corp.	21,851	735,286
Automatic Data Processing Inc.	86,883	11,875,169
Broadridge Financial Solutions Inc.	18,311	1,736,432
Cognizant Technology Solutions Corp., Class A	289,379	13,447,442
DXC Technology Co.	136,321	1,778,989
Fidelity National Information Services Inc.	325,456	39,588,468
Global Payments Inc.	81,049	11,689,697
International Business Machines Corp.	468,987	52,024,728
Jack Henry & Associates Inc.	19,625	3,046,585
Leidos Holdings Inc.(a)	35,328	3,237,811
LiveRamp Holdings Inc.(a)(b)	21,598	711,006
MAXIMUS Inc.	15,346	893,137
Paychex Inc.	55,896	3,516,976
Sabre Corp.	75,818	449,601
Science Applications International Corp.	14,351	1,071,015
VeriSign Inc.(b)	25,552	4,601,660

		172,932,347

Leisure Products — 0.1%
Brunswick Corp./DE	22,168	784,082
Hasbro Inc.	67,609	4,837,424
Mattel Inc.(b)	184,612	1,626,432

		7,247,938

Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	70,173	5,025,790
Bio-Rad Laboratories Inc., Class A(b)	3,197	1,120,740
Illumina Inc.(b)	31,110	8,496,763
IQVIA Holdings Inc.(b)	29,744	3,208,188
Mettler-Toledo International Inc.(b)	4,797	3,312,377
PerkinElmer Inc.(a)	25,428	1,914,220
Waters Corp.(a)(b)	13,054	2,376,481

		25,454,559

Machinery — 1.6%
AGCO Corp.	15,694	741,542
Caterpillar Inc.	119,792	13,900,664
Colfax Corp.(a)(b)	24,500	485,100
Crane Co.	27,151	1,335,286
Cummins Inc.	30,139	4,078,409
Deere & Co.	68,232	9,426,933
Donaldson Co. Inc.	24,281	937,975
Dover Corp.	31,718	2,662,409
Flowserve Corp.	69,703	1,665,205
Fortive Corp.	156,119	8,616,208
IDEX Corp.	17,436	2,408,086

54

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	60,239	$8,561,167
Ingersoll Rand Inc.(a)(b)	49,838	1,235,982
ITT Inc.	15,424	699,633
Kennametal Inc.	44,097	821,086
Oshkosh Corp.(a)	14,886	957,616
Parker-Hannifin Corp.	30,657	3,977,133
Pentair PLC	89,487	2,663,133
Snap-on Inc.	29,216	3,179,285
Stanley Black & Decker Inc.	80,311	8,031,100
Terex Corp.	34,908	501,279
Trinity Industries Inc.	52,264	839,882
Westinghouse Air Brake Technologies Corp.(a)	95,848	4,613,164
Xylem Inc./NY	39,317	2,560,716

		84,898,993

Marine — 0.0%
Kirby Corp.(a)(b)	15,338	666,743

Media — 1.3%
AMC Networks Inc., Class A(b)	23,450	570,070
Comcast Corp., Class A	1,057,779	36,366,442
Discovery Inc., Class A(a)(b)	84,207	1,636,984
Discovery Inc., Class C, NVS(b)	178,523	3,131,294
DISH Network Corp., Class A(a)(b)	135,199	2,702,628
Fox Corp., Class A, NVS	186,554	4,408,271
Fox Corp., Class B(b)	86,457	1,978,136
Interpublic Group of Companies Inc. (The)	206,264	3,339,414
John Wiley & Sons Inc., Class A	23,281	872,805
Meredith Corp.	21,381	261,276
New York Times Co. (The), Class A	26,000	798,460
News Corp., Class A, NVS	206,905	1,856,972
News Corp., Class B(a)	64,814	582,678
Omnicom Group Inc.	114,957	6,311,139
TEGNA Inc.	115,512	1,254,460
ViacomCBS Inc., Class B, NVS	287,126	4,022,635

		70,093,664

Metals & Mining — 0.6%
Allegheny Technologies Inc.(a)(b)	34,238	291,023
Carpenter Technology Corp.	11,433	222,944
Commercial Metals Co.	63,193	997,817
Compass Minerals International Inc.	5,039	193,850
Ferroglobe PLC(b)(d)	5,019	0	(e)
Freeport-McMoRan Inc.	347,619	2,346,428
Newmont Corp.	434,300	19,665,104
Nucor Corp.	159,854	5,757,941
Steel Dynamics Inc.	58,527	1,319,199
U.S. Steel Corp.(a)	90,555	571,402
Worthington Industries Inc.	19,675	516,469

		31,882,177

Multi-Utilities — 2.3%
Ameren Corp.	130,017	9,469,138
Black Hills Corp.	17,366	1,111,945
CenterPoint Energy Inc.	267,055	4,126,000
CMS Energy Corp.	150,022	8,813,793
Consolidated Edison Inc.	175,674	13,702,572
Dominion Energy Inc.	435,867	31,465,239
DTE Energy Co.	101,567	9,645,818
MDU Resources Group Inc.	61,875	1,330,313
NiSource Inc.	196,729	4,912,323
NorthWestern Corp.	26,874	1,607,871

Security	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Inc.	267,239	$12,001,703
Sempra Energy(a)	81,941	9,258,514
WEC Energy Group Inc.	166,687	14,690,125

		122,135,354

Multiline Retail — 0.4%
Dillard’s Inc., Class A(a)	5,231	193,285
Dollar Tree Inc.(b)	125,082	9,189,774
Kohl’s Corp.	83,391	1,216,675
Macy’s Inc.	164,520	807,793
Nordstrom Inc.(a)	57,038	874,963
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	12,834	594,728
Target Corp.	96,379	8,960,356

		21,837,574

Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp.	158,128	332,069
Apache Corp.	76,063	317,943
Cabot Oil & Gas Corp.	80,350	1,381,216
Chevron Corp.	1,001,298	72,554,053
Cimarex Energy Co.	24,984	420,481
CNX Resources Corp.(b)	99,375	528,675
Concho Resources Inc.	105,817	4,534,258
Devon Energy Corp.	206,038	1,423,723
Diamondback Energy Inc.	85,823	2,248,563
EOG Resources Inc.	153,548	5,515,444
EQT Corp.	136,136	962,482
Equitrans Midstream Corp.	108,536	545,936
Exxon Mobil Corp.	2,240,579	85,074,785
HollyFrontier Corp.	79,078	1,938,202
Kinder Morgan Inc./DE	1,029,341	14,328,427
Marathon Oil Corp.	425,939	1,401,339
Marathon Petroleum Corp.	343,194	8,106,242
Murphy Oil Corp.	43,732	268,077
Noble Energy Inc.	254,691	1,538,334
Occidental Petroleum Corp.(a)	472,084	5,466,733
ONEOK Inc.	218,327	4,761,712
PBF Energy Inc., Class A	54,252	384,104
PetroCorp Inc. Escrow(b)(d)	190	0	(e)
Phillips 66	117,191	6,287,297
Pioneer Natural Resources Co.	33,534	2,352,410
Valero Energy Corp.	217,000	9,843,120
Williams Companies Inc. (The)	640,536	9,063,584
World Fuel Services Corp.	34,802	876,314

		242,455,523

Paper & Forest Products — 0.0%
Domtar Corp.	30,473	659,436
Louisiana-Pacific Corp.	17,530	301,165

		960,601

Personal Products — 0.0%
Coty Inc., Class A	83,437	430,535
Edgewell Personal Care Co.(b)	28,883	695,503
Nu Skin Enterprises Inc., Class A	29,578	646,279

		1,772,317

Pharmaceuticals — 6.6%
Allergan PLC	173,833	30,785,824
Bristol-Myers Squibb Co.	558,619	31,137,423
Eli Lilly & Co.	201,333	27,928,914
Johnson & Johnson	808,356	105,999,722
Merck & Co. Inc.	606,704	46,679,806
Mylan NV(b)	271,928	4,054,447

55

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Nektar Therapeutics(a)(b)	63,700	$1,137,045
Perrigo Co. PLC	72,498	3,486,429
Pfizer Inc.	2,930,577	95,654,033
Prestige Consumer Healthcare Inc.(b)	26,763	981,667

		347,845,310

Professional Services — 0.3%
ASGN Inc.(b)	10,976	387,672
CoreLogic Inc.	23,275	710,818
Equifax Inc.(a)	25,788	3,080,377
IHS Markit Ltd.	57,538	3,452,280
Insperity Inc.	8,817	328,874
ManpowerGroup Inc.	31,408	1,664,310
Nielsen Holdings PLC	189,334	2,374,248
Robert Half International Inc.	62,557	2,361,527
Verisk Analytics Inc.(a)	26,702	3,721,725

		18,081,831

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	14,254	1,439,369

Road & Rail — 0.9%
Avis Budget Group Inc.(a)(b)	30,251	420,489
CSX Corp.	205,467	11,773,259
JB Hunt Transport Services Inc.	18,337	1,691,221
Landstar System Inc.	6,727	644,850
Norfolk Southern Corp.	63,406	9,257,276
Ryder System Inc.	28,349	749,548
Union Pacific Corp.	139,767	19,712,738
Werner Enterprises Inc.	12,759	462,641

		44,712,022

Semiconductors & Semiconductor Equipment — 1.7%
Cree Inc.(a)(b)	57,342	2,033,347
First Solar Inc.(a)(b)	40,426	1,457,762
Intel Corp.	990,518	53,606,834
Maxim Integrated Products Inc.	79,729	3,875,627
Semtech Corp.(b)	17,309	649,087
Skyworks Solutions Inc.(a)	38,046	3,400,551
Synaptics Inc.(a)(b)	6,946	401,965
Texas Instruments Inc.	188,204	18,807,226
Xilinx Inc.	50,266	3,917,732

		88,150,131

Software — 0.7%
CDK Global Inc.(a)	25,206	828,017
Ceridian HCM Holding Inc.(a)(b)	21,441	1,073,551
Citrix Systems Inc.(a)	29,039	4,110,470
CommVault Systems Inc.(b)	11,419	462,241
LogMeIn Inc.	9,351	778,751
NortonLifeLock Inc.	116,022	2,170,772
Oracle Corp.	459,055	22,186,128
PTC Inc.(b)	26,586	1,627,329
Teradata Corp.(b)	36,538	748,664

		33,985,923

Specialty Retail — 1.3%
Aaron’s Inc.	15,390	350,584
Advance Auto Parts Inc.	36,869	3,440,615
American Eagle Outfitters Inc.	84,562	672,268
AutoNation Inc.(b)	30,763	863,210
Bed Bath & Beyond Inc.	67,417	283,826
Best Buy Co. Inc.	120,366	6,860,862
Dick’s Sporting Goods Inc.	33,871	720,097

Security	Shares	Value

Specialty Retail (continued)
Foot Locker Inc.	56,994	$1,256,718
Gap Inc. (The)	113,315	797,738
Home Depot Inc. (The)	167,504	31,274,672
L Brands Inc.	123,643	1,429,313
Lowe’s Companies Inc.	137,681	11,847,450
Sally Beauty Holdings Inc.(a)(b)	61,929	500,386
Tractor Supply Co.	32,237	2,725,638
Ulta Beauty Inc.(a)(b)	13,696	2,406,387
Urban Outfitters Inc.(b)	37,533	534,470
Williams-Sonoma Inc.	12,833	545,659

		66,509,893

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	683,316	6,634,998
HP Inc.	783,098	13,594,581
NCR Corp.(a)(b)	38,727	685,468
NetApp Inc.	65,655	2,737,157
Seagate Technology PLC	49,262	2,403,986
Western Digital Corp.	157,079	6,537,628

		32,593,818

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(b)	80,715	870,915
Carter’s Inc.	8,708	572,377
Columbia Sportswear Co.	5,900	411,643
Hanesbrands Inc.	192,560	1,515,447
NIKE Inc., Class B(a)	217,915	18,030,287
PVH Corp.(a)	39,460	1,485,274
Ralph Lauren Corp.	26,504	1,771,262
Tapestry Inc.	146,898	1,902,329
Under Armour Inc., Class A(a)(b)	100,212	922,953
Under Armour Inc., Class C, NVS(a)(b)	103,578	834,839
VF Corp.	81,025	4,381,832

		32,699,158

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	124,447	1,168,557
Washington Federal Inc.	15,448	401,030

		1,569,587

Tobacco — 1.1%
Altria Group Inc.	603,666	23,343,764
Philip Morris International Inc.	461,384	33,662,577

		57,006,341

Trading Companies & Distributors — 0.2%
Fastenal Co.	91,640	2,863,750
GATX Corp.(a)	18,678	1,168,496
MSC Industrial Direct Co. Inc., Class A	24,013	1,319,994
NOW Inc.(a)(b)	57,907	298,800
Watsco Inc.	8,534	1,348,628
WW Grainger Inc.	23,016	5,719,476

		12,719,144

Water Utilities — 0.2%
American Water Works Co. Inc.	47,679	5,700,501
Essential Utilities Inc.	51,735	2,105,615

		7,806,116

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	52,085	872,945

56

Schedule of Investments (continued) March 31, 2020	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S. Inc.(a)(b)	167,258	$14,032,946

		14,905,891

Total Common Stocks — 99.6% (Cost: $6,486,901,082)		5,249,305,912

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(f)(g)	67,519,896	67,506,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(f)	9,543,000	9,543,000

		77,049,392

Total Short-Term Investments — 1.5% (Cost: $77,030,460)		77,049,392

Total Investments in Securities — 101.1% (Cost: $6,563,931,542)		5,326,355,304

Other Assets, Less Liabilities — (1.1)%		(55,972,370)

Net Assets — 100.0%		$5,270,382,934

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

57

Schedule of Investments March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Boeing Co. (The)	403,499	$60,177,841
BWX Technologies Inc.	74,037	3,606,342
Curtiss-Wright Corp.	33,039	3,053,134
General Dynamics Corp.	193,937	25,659,804
HEICO Corp.(a)	33,192	2,476,455
HEICO Corp., Class A	59,598	3,808,312
Hexcel Corp.	64,135	2,385,181
Howmet Aerospace Inc.	291,749	4,685,489
Huntington Ingalls Industries Inc.	30,618	5,578,906
L3Harris Technologies Inc.	168,157	30,288,439
Lockheed Martin Corp.	188,490	63,888,686
Northrop Grumman Corp.	119,087	36,029,772
Raytheon Co.	213,073	27,944,524
Spirit AeroSystems Holdings Inc., Class A	76,066	1,820,259
Teledyne Technologies Inc.(b)	27,023	8,033,127
Textron Inc.	174,700	4,659,249
TransDigm Group Inc.	39,309	12,586,349
United Technologies Corp.	618,283	58,322,635

		355,004,504

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.(a)	103,071	6,823,300
Expeditors International of Washington Inc.	131,851	8,797,099
FedEx Corp.	183,437	22,243,571
United Parcel Service Inc., Class B	532,308	49,728,213
XPO Logistics Inc.(b)	68,161	3,322,849

		90,915,032

Airlines — 0.2%
Alaska Air Group Inc.	89,242	2,540,720
American Airlines Group Inc.	291,729	3,556,176
Copa Holdings SA, Class A, NVS	22,367	1,013,001
Delta Air Lines Inc.	437,069	12,469,579
JetBlue Airways Corp.(a)(b)	212,661	1,903,316
Southwest Airlines Co.	354,054	12,607,863
United Airlines Holdings Inc.(a)(b)	174,858	5,516,770

		39,607,425

Auto Components — 0.1%
Aptiv PLC	195,840	9,643,162
BorgWarner Inc.(a)	159,990	3,898,956
Gentex Corp.	191,376	4,240,892
Goodyear Tire & Rubber Co. (The)	163,251	950,121
Lear Corp.	47,391	3,850,519

		22,583,650

Automobiles — 0.5%
Ford Motor Co.	2,973,185	14,360,483
General Motors Co.	945,405	19,645,516
Harley-Davidson Inc.	113,248	2,143,785
Tesla Inc.(a)(b)	109,949	57,613,276
Thor Industries Inc.	41,678	1,757,978

		95,521,038

Banks — 4.0%
Associated Banc-Corp.	115,517	1,477,462
Bank of America Corp.	6,094,335	129,382,732
Bank of Hawaii Corp.	28,710	1,585,940
Bank OZK	92,927	1,551,881
BankUnited Inc.	65,460	1,224,102
BOK Financial Corp.	26,387	1,123,031
CIT Group Inc.	75,301	1,299,695

Security	Shares	Value

Banks (continued)
Citigroup Inc.	1,610,970	$67,854,056
Citizens Financial Group Inc.	329,545	6,198,742
Comerica Inc.	108,871	3,194,275
Commerce Bancshares Inc.(a)	76,547	3,854,142
Cullen/Frost Bankers Inc.	44,231	2,467,648
East West Bancorp. Inc.	112,895	2,905,917
Fifth Third Bancorp	535,278	7,948,878
First Citizens BancShares Inc./NC, Class A	5,055	1,682,658
First Hawaiian Inc.	98,847	1,633,941
First Horizon National Corp.	226,882	1,828,669
First Republic Bank/CA	130,113	10,705,698
FNB Corp.	236,340	1,741,826
Huntington Bancshares Inc./OH	775,451	6,366,453
JPMorgan Chase & Co.	2,377,531	214,049,116
KeyCorp	743,594	7,711,070
M&T Bank Corp.	99,760	10,318,177
PacWest Bancorp	85,765	1,536,909
People’s United Financial Inc.	332,903	3,678,578
Pinnacle Financial Partners Inc.	54,978	2,063,874
PNC Financial Services Group Inc. (The)	329,608	31,550,078
Popular Inc.	74,195	2,596,825
Prosperity Bancshares Inc.	69,076	3,332,917
Regions Financial Corp.	731,669	6,563,071
Signature Bank/New York NY	40,911	3,288,835
Sterling Bancorp./DE	144,996	1,515,208
SVB Financial Group(a)(b)	39,926	6,032,020
Synovus Financial Corp.	106,106	1,863,221
TCF Financial Corp.	110,188	2,496,860
Texas Capital Bancshares Inc.(b)	40,272	892,830
Truist Financial Corp.	1,019,902	31,453,778
U.S. Bancorp	1,061,654	36,573,980
Umpqua Holdings Corp.	175,412	1,911,991
Webster Financial Corp.	66,401	1,520,583
Wells Fargo & Co.	2,840,139	81,511,989
Western Alliance Bancorp	70,500	2,158,005
Wintrust Financial Corp.	44,728	1,469,762
Zions Bancorp. N.A	120,974	3,237,264

		715,354,687

Beverages — 1.7%
Brown-Forman Corp., Class A	34,133	1,753,754
Brown-Forman Corp., Class B, NVS(a)	132,654	7,363,624
Coca-Cola Co. (The)	2,922,550	129,322,837
Constellation Brands Inc., Class A	120,108	17,218,683
Keurig Dr Pepper Inc.	179,620	4,359,377
Molson Coors Beverage Co., Class B	132,000	5,149,320
Monster Beverage Corp.(a)(b)	290,055	16,318,494
PepsiCo Inc.	1,067,876	128,251,908

		309,737,997

Biotechnology — 2.6%
AbbVie Inc.	1,127,346	85,892,492
Agios Pharmaceuticals Inc.(a)(b)	45,560	1,616,469
Alexion Pharmaceuticals Inc.(b)	163,108	14,645,467
Alkermes PLC(b)	115,271	1,662,208
Alnylam Pharmaceuticals Inc.(b)	81,566	8,878,459
Amgen Inc.	449,559	91,139,096
Biogen Inc.(b)	132,328	41,865,933
BioMarin Pharmaceutical Inc.(a)(b)	135,660	11,463,270
Bluebird Bio Inc.(a)(b)	43,372	1,993,377
Exact Sciences Corp.(b)	108,079	6,268,582

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exelixis Inc.(b)	223,519	$3,848,997
Gilead Sciences Inc.	972,330	72,691,391
Incyte Corp.(b)	136,533	9,998,312
Ionis Pharmaceuticals Inc.(b)	97,052	4,588,619
Moderna Inc.(a)(b)	169,263	5,069,427
Neurocrine Biosciences Inc.(b)	69,530	6,017,821
Regeneron Pharmaceuticals Inc.(b)	62,287	30,414,119
Sage Therapeutics Inc.(a)(b)	41,009	1,177,778
Sarepta Therapeutics Inc.(a)(b)	53,070	5,191,307
Seattle Genetics Inc.(a)(b)	89,173	10,288,781
United Therapeutics Corp.(b)	32,528	3,084,468
Vertex Pharmaceuticals Inc.(b)	197,778	47,061,275

		464,857,648

Building Products — 0.4%
Allegion PLC	69,961	6,437,811
AO Smith Corp.	102,502	3,875,601
Armstrong World Industries Inc.(a)	37,138	2,949,500
Fortune Brands Home & Security Inc.	108,188	4,679,131
Johnson Controls International PLC	582,269	15,697,972
Lennox International Inc.	27,125	4,931,054
Masco Corp.	209,474	7,241,516
Owens Corning(a)	81,324	3,156,184
Resideo Technologies Inc.(b)	75,430	365,081
Trane Technologies PLC	181,201	14,965,391

		64,299,241

Capital Markets — 2.6%
Affiliated Managers Group Inc.	37,924	2,242,825
Ameriprise Financial Inc.	96,028	9,840,949
Bank of New York Mellon Corp. (The)	608,503	20,494,381
BGC Partners Inc., Class A	197,855	498,595
BlackRock Inc.(c)	90,267	39,714,772
Cboe Global Markets Inc.	84,773	7,565,990
Charles Schwab Corp. (The)	875,275	29,426,746
CME Group Inc.	269,856	46,660,801
E*TRADE Financial Corp.	171,495	5,885,708
Eaton Vance Corp., NVS	81,878	2,640,566
Evercore Inc., Class A	26,854	1,236,895
FactSet Research Systems Inc.	28,218	7,355,868
Franklin Resources Inc.	211,396	3,528,199
Goldman Sachs Group Inc. (The)	242,819	37,537,389
Interactive Brokers Group Inc., Class A(a)	56,438	2,436,428
Intercontinental Exchange Inc.	418,615	33,803,161
Invesco Ltd.	288,963	2,623,784
Janus Henderson Group PLC	123,646	1,894,257
Lazard Ltd., Class A	74,649	1,758,730
Legg Mason Inc.	64,736	3,162,354
LPL Financial Holdings Inc.	60,921	3,315,930
MarketAxess Holdings Inc.(a)	28,262	9,399,093
Moody’s Corp.(a)	123,809	26,185,604
Morgan Stanley	886,573	30,143,482
Morningstar Inc.	14,848	1,726,080
MSCI Inc.	62,717	18,122,704
Nasdaq Inc.	86,943	8,255,238
Northern Trust Corp.	146,256	11,036,478
Raymond James Financial Inc.	95,281	6,021,759
S&P Global Inc.(a)	187,480	45,941,974
SEI Investments Co.	98,561	4,567,317
State Street Corp.	271,643	14,470,423
T Rowe Price Group Inc.	176,280	17,213,742

Security	Shares	Value

Capital Markets (continued)
TD Ameritrade Holding Corp.	205,930	$7,137,534
Virtu Financial Inc., Class A	38,546	802,528

		464,648,284

Chemicals — 1.7%
Air Products & Chemicals Inc.	167,670	33,468,609
Albemarle Corp.(a)	79,849	4,501,088
Ashland Global Holdings Inc.	42,401	2,123,018
Axalta Coating Systems Ltd.(b)	162,915	2,813,542
Cabot Corp.	39,533	1,032,602
Celanese Corp.	90,800	6,663,812
CF Industries Holdings Inc.	168,929	4,594,869
Chemours Co. (The)	114,359	1,014,364
Corteva Inc.(a)(b)	570,032	13,395,752
Dow Inc.(b)	569,174	16,642,648
DuPont de Nemours Inc.	563,056	19,200,210
Eastman Chemical Co.	105,773	4,926,906
Ecolab Inc.	192,019	29,922,321
Element Solutions Inc.(a)(b)	159,946	1,337,149
FMC Corp.	99,258	8,108,386
Huntsman Corp.	159,675	2,304,110
International Flavors & Fragrances Inc.(a)	81,954	8,365,864
Linde PLC	409,432	70,831,736
LyondellBasell Industries NV, Class A	201,683	10,009,527
Mosaic Co. (The)(a)	261,946	2,834,256
NewMarket Corp.	5,036	1,928,133
Olin Corp.	115,433	1,347,103
PPG Industries Inc.	179,211	14,982,040
RPM International Inc.	97,952	5,828,144
Scotts Miracle-Gro Co. (The)	30,334	3,106,202
Sherwin-Williams Co. (The)	63,153	29,020,066
Valvoline Inc.	150,518	1,970,281
Westlake Chemical Corp.(a)	24,609	939,325
WR Grace & Co.	46,160	1,643,296

		304,855,359

Commercial Services & Supplies — 0.4%
ADT Inc.(a)	105,692	456,589
Cintas Corp.(a)	64,967	11,253,584
Clean Harbors Inc.(b)	40,730	2,091,078
Copart Inc.(b)	152,505	10,449,643
IAA Inc.(a)(b)	100,696	3,016,852
KAR Auction Services Inc.	90,443	1,085,316
Republic Services Inc.	162,793	12,219,243
Rollins Inc.(a)	107,386	3,880,930
Stericycle Inc.(a)(b)	67,674	3,287,603
Waste Management Inc.	323,720	29,963,523

		77,704,361

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	44,736	9,061,277
Ciena Corp.(b)	117,123	4,662,667
Cisco Systems Inc.	3,266,224	128,395,266
CommScope Holding Co. Inc.(a)(b)	156,412	1,424,913
EchoStar Corp., Class A(a)(b)	35,522	1,135,638
F5 Networks Inc.(b)	46,150	4,920,975
Juniper Networks Inc.	256,321	4,905,984
Motorola Solutions Inc.(a)	129,845	17,258,997
Ubiquiti Inc.(a)	6,064	858,541
ViaSat Inc.(a)(b)	44,885	1,612,269

		174,236,527

2	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
AECOM(b)	114,195	$3,408,720
Fluor Corp.	105,125	726,414
Jacobs Engineering Group Inc.(a)	98,341	7,795,491
Quanta Services Inc.	110,282	3,499,248
Valmont Industries Inc.	16,349	1,732,667

		17,162,540

Construction Materials — 0.1%
Eagle Materials Inc.	30,251	1,767,264
Martin Marietta Materials Inc.(a)	47,880	9,060,332
Vulcan Materials Co.	100,991	10,914,097

		21,741,693

Consumer Finance — 0.5%
Ally Financial Inc.	288,554	4,163,834
American Express Co.	504,564	43,195,724
Capital One Financial Corp.	344,702	17,379,875
Credit Acceptance Corp.(a)(b)	7,728	1,975,972
Discover Financial Services	237,416	8,468,629
LendingTree Inc.(a)(b)	5,788	1,061,461
Navient Corp.	142,287	1,078,536
OneMain Holdings Inc.	48,965	936,211
Santander Consumer USA Holdings Inc.	77,734	1,081,280
SLM Corp.(a)	329,099	2,366,222
Synchrony Financial	469,570	7,555,381

		89,263,125

Containers & Packaging — 0.4%
AptarGroup Inc.	48,536	4,831,273
Ardagh Group SA(a)	13,651	161,901
Avery Dennison Corp.(a)	64,290	6,549,222
Ball Corp.(a)	247,389	15,996,173
Berry Global Group Inc.(a)(b)	98,129	3,307,929
Crown Holdings Inc.(b)	98,479	5,715,721
Graphic Packaging Holding Co.	215,118	2,624,440
International Paper Co.	300,721	9,361,445
O-I Glass Inc.	116,252	826,552
Packaging Corp. of America	71,621	6,218,851
Sealed Air Corp.	113,498	2,804,535
Silgan Holdings Inc.	58,927	1,710,061
Sonoco Products Co.	76,462	3,544,014
Westrock Co.	195,530	5,525,678

		69,177,795

Distributors — 0.1%
Genuine Parts Co.	107,629	7,246,661
LKQ Corp.(b)	236,456	4,849,712
Pool Corp.	29,241	5,753,752

		17,850,125

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	44,493	4,538,286
frontdoor Inc.(b)	67,201	2,337,251
Graham Holdings Co., Class B	3,160	1,078,097
Grand Canyon Education Inc.(a)(b)	37,328	2,847,566
H&R Block Inc.	146,571	2,063,720
Service Corp. International	136,989	5,357,640
ServiceMaster Global Holdings Inc.(a)(b)	101,058	2,728,566

		20,951,126

Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(b)	1,491,371	272,667,360
Equitable Holdings Inc.	314,399	4,543,065
Jefferies Financial Group Inc.	193,740	2,648,426

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	100,631	$4,080,587

		283,939,438

Diversified Telecommunication Services — 1.9%
AT&T Inc.	5,566,020	162,249,483
CenturyLink Inc.	835,084	7,899,895
GCI Liberty Inc., Class A(a)(b)	76,225	4,342,538
Verizon Communications Inc.	3,155,232	169,530,615

		344,022,531

Electric Utilities — 2.2%
Alliant Energy Corp.	184,438	8,906,511
American Electric Power Co. Inc.	376,459	30,109,191
Avangrid Inc.	42,982	1,881,752
Duke Energy Corp.	555,168	44,901,988
Edison International	265,479	14,545,594
Entergy Corp.	150,746	14,165,602
Evergy Inc.	174,344	9,597,637
Eversource Energy	245,601	19,208,454
Exelon Corp.	738,155	27,171,486
FirstEnergy Corp.	409,641	16,414,315
Hawaiian Electric Industries Inc.	82,084	3,533,716
IDACORP Inc.	37,770	3,315,828
NextEra Energy Inc.(a)	372,241	89,568,630
NRG Energy Inc.	191,233	5,213,012
OGE Energy Corp.	154,440	4,745,941
PG&E Corp.(a)(b)	402,159	3,615,409
Pinnacle West Capital Corp.	85,100	6,449,729
PPL Corp.	588,923	14,534,620
Southern Co. (The)	792,995	42,932,749
Xcel Energy Inc.	398,511	24,030,213

		384,842,377

Electrical Equipment — 0.5%
Acuity Brands Inc.	28,843	2,470,691
AMETEK Inc.	173,610	12,503,392
Eaton Corp. PLC	313,623	24,365,371
Emerson Electric Co.	465,297	22,171,402
GrafTech International Ltd.	45,567	370,004
Hubbell Inc.	41,927	4,810,704
nVent Electric PLC	114,218	1,926,858
Regal Beloit Corp.	29,881	1,881,009
Rockwell Automation Inc.	88,126	13,299,095
Sensata Technologies Holding PLC(a)(b)	115,363	3,337,451

		87,135,977

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	221,656	16,154,289
Arrow Electronics Inc.(b)	61,105	3,169,516
Avnet Inc.	72,120	1,810,212
CDW Corp./DE(a)	108,144	10,086,591
Cognex Corp.	125,454	5,296,668
Coherent Inc.(b)	18,097	1,925,702
Corning Inc.	580,951	11,932,734
Dolby Laboratories Inc., Class A	49,416	2,678,841
FLIR Systems Inc.	104,360	3,328,040
IPG Photonics Corp.(a)(b)	27,613	3,045,162
Jabil Inc.	117,001	2,875,885
Keysight Technologies Inc.(b)	143,633	12,019,210
Littelfuse Inc.	18,282	2,439,184
National Instruments Corp.	97,014	3,209,223
SYNNEX Corp.	31,190	2,279,989
Trimble Inc.(a)(b)	193,945	6,173,269

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)(b)	40,395	$7,416,522

		95,841,037

Energy Equipment & Services — 0.2%
Apergy Corp.(b)	64,666	371,830
Baker Hughes Co.	493,531	5,182,075
Halliburton Co.	660,269	4,522,843
Helmerich & Payne Inc.	76,274	1,193,688
National Oilwell Varco Inc.(a)	285,415	2,805,629
Patterson-UTI Energy Inc.	163,789	384,904
Schlumberger Ltd.	1,053,848	14,216,410
Transocean Ltd.(a)(b)	438,795	509,002

		29,186,381

Entertainment — 2.0%
Activision Blizzard Inc.	577,310	34,338,399
Cinemark Holdings Inc.	75,218	766,471
Electronic Arts Inc.(b)	216,880	21,724,870
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	15,671	404,625
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	146,484	3,988,759
Lions Gate Entertainment Corp., Class A(b)	33,159	201,607
Lions Gate Entertainment Corp., Class B, NVS(b)	77,525	432,590
Live Nation Entertainment Inc.(a)(b)	96,331	4,379,207
Madison Square Garden Co. (The), Class A(a)(b)	14,539	3,073,690
Netflix Inc.(b)	321,097	120,571,923
Roku Inc.(a)(b)	64,734	5,662,930
Spotify Technology SA(a)(b)	99,477	12,080,487
Take-Two Interactive Software Inc.(b)	86,071	10,208,881
Walt Disney Co. (The)	1,331,036	128,578,078
World Wrestling Entertainment Inc., Class A(a)	32,056	1,087,660
Zynga Inc., Class A(b)	647,963	4,438,547

		351,938,724

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities Inc.	92,802	12,719,442
American Campus Communities Inc.	103,431	2,870,210
American Homes 4 Rent, Class A	192,124	4,457,277
American Tower Corp.	334,813	72,905,531
Americold Realty Trust(a)	145,053	4,937,604
Apartment Investment & Management Co., Class A	111,662	3,924,919
Apple Hospitality REIT Inc.	150,830	1,383,111
AvalonBay Communities Inc.	106,299	15,644,024
Boston Properties Inc.	117,345	10,822,729
Brandywine Realty Trust	121,347	1,276,570
Brixmor Property Group Inc.	215,842	2,050,499
Brookfield Property REIT Inc., Class A	43,683	370,869
Camden Property Trust	70,148	5,558,528
Colony Capital Inc.	360,662	631,159
Columbia Property Trust Inc.	79,713	996,413
CoreSite Realty Corp.	28,855	3,344,295
Corporate Office Properties Trust	84,926	1,879,412
Cousins Properties Inc.	110,406	3,231,584
Crown Castle International Corp.	315,979	45,627,368
CubeSmart	146,967	3,937,246
CyrusOne Inc.	84,170	5,197,498
Digital Realty Trust Inc.	198,422	27,562,800
Douglas Emmett Inc.	125,706	3,835,290
Duke Realty Corp.	278,759	9,026,216
Empire State Realty Trust Inc., Class A(a)	123,713	1,108,469
EPR Properties	60,542	1,466,327

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix Inc.	64,781	$40,460,269
Equity Commonwealth	90,068	2,856,056
Equity LifeStyle Properties Inc.	131,404	7,553,102
Equity Residential	278,740	17,201,045
Essex Property Trust Inc.	49,914	10,993,059
Extra Space Storage Inc.	95,560	9,150,826
Federal Realty Investment Trust(a)	58,029	4,329,544
Gaming and Leisure Properties Inc.	149,227	4,135,080
Healthcare Trust of America Inc., Class A	164,443	3,992,676
Healthpeak Properties Inc.	387,418	9,239,919
Highwoods Properties Inc.	79,294	2,808,594
Host Hotels & Resorts Inc.	547,655	6,046,111
Hudson Pacific Properties Inc.	114,629	2,906,991
Invitation Homes Inc.	411,128	8,785,805
Iron Mountain Inc.	218,031	5,189,138
JBG SMITH Properties	91,257	2,904,710
Kilroy Realty Corp.	78,780	5,018,286
Kimco Realty Corp.	314,436	3,040,596
Lamar Advertising Co., Class A	64,442	3,304,586
Life Storage Inc.	35,195	3,327,687
Macerich Co. (The)	112,197	631,669
Medical Properties Trust Inc.	389,188	6,729,061
Mid-America Apartment Communities Inc.	86,852	8,948,362
National Retail Properties Inc.	129,645	4,173,273
Omega Healthcare Investors Inc.	166,034	4,406,542
Outfront Media Inc.	107,940	1,455,031
Paramount Group Inc.	142,961	1,258,057
Park Hotels & Resorts Inc.	188,496	1,491,003
Prologis Inc.	558,266	44,867,838
Public Storage	113,177	22,478,084
Rayonier Inc.	102,091	2,404,243
Realty Income Corp.	247,372	12,333,968
Regency Centers Corp.	128,576	4,941,176
Retail Properties of America Inc., Class A	172,760	893,169
SBA Communications Corp.	85,563	23,099,443
Service Properties Trust	129,339	698,431
Simon Property Group Inc.	233,730	12,822,428
SITE Centers Corp.	121,430	632,650
SL Green Realty Corp.	58,857	2,536,737
Spirit Realty Capital Inc.	73,644	1,925,791
STORE Capital Corp.	167,420	3,033,650
Sun Communities Inc.	68,629	8,568,331
Taubman Centers Inc.	43,633	1,827,350
UDR Inc.	219,965	8,037,521
Ventas Inc.	282,490	7,570,732
VEREIT Inc.	821,435	4,016,817
VICI Properties Inc.	350,008	5,824,133
Vornado Realty Trust	133,382	4,829,762
Weingarten Realty Investors	97,304	1,404,097
Welltower Inc.	314,477	14,396,757
Weyerhaeuser Co.	569,892	9,659,669
WP Carey Inc.	129,918	7,545,637

		635,450,882

Food & Staples Retailing — 1.6%
Casey’s General Stores Inc.	27,739	3,675,140
Costco Wholesale Corp.	334,968	95,509,426
Grocery Outlet Holding Corp.(a)(b)	41,353	1,420,062
Kroger Co. (The)	603,602	18,180,492
Sprouts Farmers Market Inc.(b)	91,534	1,701,617
Sysco Corp.	357,733	16,323,357

4	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
U.S. Foods Holding Corp.(b)	160,692	$2,845,855
Walgreens Boots Alliance Inc.	573,982	26,259,677
Walmart Inc.	1,059,384	120,367,210

		286,282,836

Food Products — 1.2%
Archer-Daniels-Midland Co.	423,777	14,908,475
Beyond Meat Inc.(a)(b)	35,094	2,337,260
Bunge Ltd.	106,876	4,385,122
Campbell Soup Co.	126,902	5,857,796
Conagra Brands Inc.	366,026	10,739,203
Flowers Foods Inc.	147,720	3,031,214
General Mills Inc.	460,432	24,296,997
Hain Celestial Group Inc. (The)(a)(b)	64,832	1,683,687
Hershey Co. (The)	110,079	14,585,467
Hormel Foods Corp.	210,820	9,832,645
Ingredion Inc.	50,079	3,780,965
JM Smucker Co. (The)	83,332	9,249,852
Kellogg Co.	186,337	11,178,357
Kraft Heinz Co. (The)(a)	476,601	11,791,109
Lamb Weston Holdings Inc.	112,582	6,428,432
McCormick & Co. Inc./MD, NVS	92,835	13,109,230
Mondelez International Inc., Class A	1,083,398	54,256,572
Pilgrim’s Pride Corp.(b)	36,571	662,667
Post Holdings Inc.(b)	50,593	4,197,701
Seaboard Corp.	213	599,126
TreeHouse Foods Inc.(a)(b)	43,264	1,910,106
Tyson Foods Inc., Class A	218,848	12,664,734

		221,486,717

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	92,535	9,182,248
National Fuel Gas Co.	61,994	2,311,756
UGI Corp.	162,085	4,322,807

		15,816,811

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	1,312,823	103,594,863
ABIOMED Inc.(b)	33,439	4,854,005
Align Technology Inc.(b)	59,138	10,287,055
Baxter International Inc.	367,560	29,842,196
Becton Dickinson and Co.	204,077	46,890,772
Boston Scientific Corp.(b)	1,058,170	34,528,087
Cantel Medical Corp.(a)	30,459	1,093,478
Cooper Companies Inc. (The)	37,394	10,308,404
Danaher Corp.	469,668	65,006,748
Dentsply Sirona Inc.	171,532	6,660,588
DexCom Inc.(a)(b)	68,949	18,565,897
Edwards Lifesciences Corp.(a)(b)	158,052	29,811,768
Envista Holdings Corp.(b)	109,143	1,630,597
Hill-Rom Holdings Inc.	51,595	5,190,457
Hologic Inc.(b)	200,292	7,030,249
ICU Medical Inc.(b)	14,587	2,943,219
IDEXX Laboratories Inc.(b)	64,405	15,601,467
Insulet Corp.(a)(b)	44,975	7,451,458
Integra LifeSciences Holdings Corp.(b)	53,791	2,402,844
Intuitive Surgical Inc.(b)	87,297	43,230,347
Masimo Corp.(b)	35,523	6,291,834
Medtronic PLC	1,023,116	92,264,601
Penumbra Inc.(a)(b)	23,814	3,841,913
ResMed Inc.	108,556	15,989,213
Steris PLC	64,147	8,978,656

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	261,418	$43,523,483
Teleflex Inc.(a)	35,342	10,350,258
Varian Medical Systems Inc.(b)	70,086	7,195,029
West Pharmaceutical Services Inc.	55,486	8,447,744
Zimmer Biomet Holdings Inc.	156,802	15,849,546

		659,656,776

Health Care Providers & Services — 2.8%
Acadia Healthcare Co. Inc.(a)(b)	71,109	1,304,850
AmerisourceBergen Corp.	113,032	10,003,332
Anthem Inc.	193,349	43,897,957
Cardinal Health Inc.	223,961	10,736,690
Centene Corp.(b)	441,728	26,243,060
Chemed Corp.	11,893	5,152,048
Cigna Corp.(b)	279,282	49,483,185
Covetrus Inc.(a)(b)	72,811	592,682
CVS Health Corp.	989,517	58,708,044
DaVita Inc.(b)	66,724	5,075,027
Encompass Health Corp.	75,746	4,850,016
Guardant Health Inc.(a)(b)	28,458	1,980,677
HCA Healthcare Inc.	204,986	18,417,992
Henry Schein Inc.(a)(b)	110,374	5,576,094
Humana Inc.	100,681	31,615,848
Laboratory Corp. of America Holdings(b)	74,069	9,361,581
McKesson Corp.	122,972	16,633,193
MEDNAX Inc.(b)	66,572	774,898
Molina Healthcare Inc.(a)(b)	45,818	6,401,233
Premier Inc., Class A(a)(b)	44,795	1,465,692
Quest Diagnostics Inc.	100,539	8,073,282
UnitedHealth Group Inc.	720,567	179,694,998
Universal Health Services Inc., Class B	59,325	5,877,921

		501,920,300

Health Care Technology — 0.2%
Cerner Corp.	236,998	14,928,504
Change Healthcare Inc.(a)(b)	170,371	1,702,006
Veeva Systems Inc., Class A(b)	99,777	15,602,130

		32,232,640

Hotels, Restaurants & Leisure — 1.7%
Aramark	193,687	3,867,929
Caesars Entertainment Corp.(b)	436,729	2,952,288
Carnival Corp.	305,705	4,026,135
Chipotle Mexican Grill Inc.(b)	19,498	12,759,491
Choice Hotels International Inc.	24,211	1,482,924
Darden Restaurants Inc.	93,223	5,076,925
Domino’s Pizza Inc.	31,355	10,161,215
Dunkin’ Brands Group Inc.	64,522	3,426,118
Extended Stay America Inc.	125,977	920,892
Hilton Grand Vacations Inc.(b)	64,938	1,024,072
Hilton Worldwide Holdings Inc.	208,208	14,208,114
Hyatt Hotels Corp., Class A	26,352	1,262,261
International Game Technology PLC	86,364	513,866
Las Vegas Sands Corp.	256,027	10,873,467
Marriott International Inc./MD, Class A	208,625	15,607,236
McDonald’s Corp.	574,491	94,992,087
MGM Resorts International	375,877	4,435,349
Norwegian Cruise Line Holdings Ltd.(b)	157,237	1,723,317
Planet Fitness Inc., Class A(b)	60,595	2,950,976
Royal Caribbean Cruises Ltd.	130,797	4,207,739
Six Flags Entertainment Corp.	64,611	810,222
Starbucks Corp.	900,082	59,171,391

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.(a)	30,746	$4,541,492
Wendy’s Co. (The)	135,119	2,010,571
Wyndham Destinations Inc.	64,009	1,388,995
Wyndham Hotels & Resorts Inc.	70,071	2,207,937
Wynn Resorts Ltd.	75,152	4,523,399
Yum China Holdings Inc.(a)	277,210	11,817,462
Yum! Brands Inc.	231,853	15,888,886

		298,832,756

Household Durables — 0.3%
DR Horton Inc.	254,819	8,663,846
Garmin Ltd.(a)	111,350	8,346,796
Leggett & Platt Inc.	96,626	2,577,982
Lennar Corp., Class A	207,646	7,932,077
Lennar Corp., Class B	11,558	334,257
Mohawk Industries Inc.(a)(b)	45,639	3,479,517
Newell Brands Inc.	282,572	3,752,556
NVR Inc.(b)	2,443	6,276,336
PulteGroup Inc.(a)	195,195	4,356,752
Tempur Sealy International Inc.(b)	36,227	1,583,482
Toll Brothers Inc.	95,239	1,833,351
Whirlpool Corp.	47,432	4,069,666

		53,206,618

Household Products — 1.7%
Church & Dwight Co. Inc.	186,242	11,953,011
Clorox Co. (The)	95,520	16,548,840
Colgate-Palmolive Co.	640,674	42,515,127
Energizer Holdings Inc.	49,635	1,501,459
Kimberly-Clark Corp.	260,157	33,266,276
Procter & Gamble Co. (The)	1,855,290	204,081,900
Reynolds Consumer Products Inc.	35,948	1,048,603
Spectrum Brands Holdings Inc.	31,577	1,148,455

		312,063,671

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	500,566	6,807,698
Vistra Energy Corp.	321,224	5,126,735

		11,934,433

Industrial Conglomerates — 1.2%
3M Co.	426,477	58,218,375
Carlisle Companies Inc.	42,137	5,278,923
General Electric Co.	6,596,216	52,373,955
Honeywell International Inc.	548,192	73,342,608
Roper Technologies Inc.	77,856	24,276,280

		213,490,141

Insurance — 2.3%
Aflac Inc.	551,887	18,896,611
Alleghany Corp.	10,520	5,810,722
Allstate Corp. (The)(a)	242,429	22,238,012
American Financial Group Inc./OH	54,539	3,822,093
American International Group Inc.	662,015	16,053,864
American National Insurance Co.	5,438	447,982
Aon PLC	175,070	28,893,553
Arch Capital Group Ltd.(b)	293,059	8,340,459
Arthur J Gallagher & Co.(a)	143,022	11,657,723
Assurant Inc.	46,934	4,885,360
Assured Guaranty Ltd.	68,272	1,760,735
Athene Holding Ltd., Class A(a)(b)	106,166	2,635,040
Axis Capital Holdings Ltd.	62,442	2,413,383
Brighthouse Financial Inc.(b)	78,181	1,889,635
Brown & Brown Inc.	180,328	6,531,480

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	343,464	$38,361,494
Cincinnati Financial Corp.	116,505	8,790,302
CNA Financial Corp.	19,420	602,797
Erie Indemnity Co., Class A, NVS	18,557	2,750,890
Everest Re Group Ltd.	30,758	5,918,454
Fidelity National Financial Inc.	197,135	4,904,719
First American Financial Corp.	79,880	3,387,711
Globe Life Inc.	81,811	5,887,938
Hanover Insurance Group Inc. (The)	28,838	2,612,146
Hartford Financial Services Group Inc. (The)	273,036	9,621,789
Kemper Corp.	48,430	3,601,739
Lincoln National Corp.	147,904	3,892,833
Loews Corp.(a)	187,736	6,538,845
Markel Corp.(b)	10,285	9,543,349
Marsh & McLennan Companies Inc.	386,340	33,402,956
Mercury General Corp.	19,916	810,979
MetLife Inc.	589,800	18,030,186
Old Republic International Corp.	220,163	3,357,486
Primerica Inc.	29,982	2,652,807
Principal Financial Group Inc.	205,800	6,449,772
Progressive Corp. (The)	444,140	32,795,298
Prudential Financial Inc.	304,013	15,851,238
Reinsurance Group of America Inc.	48,559	4,085,754
RenaissanceRe Holdings Ltd.	32,774	4,893,814
Travelers Companies Inc. (The)	193,770	19,251,049
Unum Group	151,565	2,274,991
White Mountains Insurance Group Ltd.(a)	2,464	2,242,240
Willis Towers Watson PLC	98,762	16,774,726
WR Berkley Corp.	110,022	5,739,848

		411,304,802

Interactive Media & Services — 4.8%
Alphabet Inc., Class A(b)	228,265	265,232,517
Alphabet Inc., Class C, NVS(b)	228,581	265,796,273
Facebook Inc., Class A(b)	1,822,006	303,910,601
IAC/InterActiveCorp.(a)(b)	56,317	10,093,696
Match Group Inc.(a)(b)	40,832	2,696,545
TripAdvisor Inc.	74,624	1,297,711
Twitter Inc.(a)(b)	578,245	14,201,697
Zillow Group Inc., Class A(a)(b)	42,746	1,452,082
Zillow Group Inc., Class C, NVS(a)(b)	95,055	3,423,881

		868,105,003

Internet & Direct Marketing Retail — 3.9%
Amazon.com Inc.(b)	318,828	621,625,328
Booking Holdings Inc.(b)	31,842	42,837,679
eBay Inc.	571,665	17,184,250
Etsy Inc.(a)(b)	89,288	3,432,231
Expedia Group Inc.	102,643	5,775,722
Grubhub Inc.(a)(b)	72,117	2,937,325
Qurate Retail Inc., Series A(a)(b)	290,082	1,770,951
Wayfair Inc., Class A(a)(b)	47,837	2,556,409

		698,119,895

IT Services — 5.5%
Accenture PLC, Class A	485,900	79,328,034
Akamai Technologies Inc.(b)	120,095	10,987,492
Alliance Data Systems Corp.	30,521	1,027,032
Amdocs Ltd.	100,660	5,533,280
Automatic Data Processing Inc.	331,648	45,329,649
Black Knight Inc.(b)	108,088	6,275,589
Booz Allen Hamilton Holding Corp.	103,422	7,098,886

6	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	86,249	$8,178,993
CACI International Inc., Class A(b)	18,531	3,912,821
Cognizant Technology Solutions Corp., Class A	417,969	19,423,019
DXC Technology Co.	189,813	2,477,060
EPAM Systems Inc.(b)	39,277	7,292,168
Euronet Worldwide Inc.(a)(b)	38,889	3,333,565
Fidelity National Information Services Inc.	464,874	56,547,273
Fiserv Inc.(a)(b)	429,810	40,827,652
FleetCor Technologies Inc.(a)(b)	65,084	12,140,769
Gartner Inc.(a)(b)	67,024	6,673,580
Genpact Ltd.(a)	139,917	4,085,576
Global Payments Inc.	227,060	32,748,864
GoDaddy Inc., Class A(b)	132,763	7,582,095
International Business Machines Corp.	676,165	75,006,983
Jack Henry & Associates Inc.	58,145	9,026,430
Leidos Holdings Inc.	102,259	9,372,037
Mastercard Inc., Class A	675,923	163,275,960
MongoDB Inc.(a)(b)	31,719	4,330,912
Okta Inc.(a)(b)	79,449	9,713,435
Paychex Inc.	245,429	15,442,393
PayPal Holdings Inc.(b)	895,680	85,752,403
Sabre Corp.	214,564	1,272,364
Square Inc., Class A(a)(b)	260,792	13,660,285
Switch Inc., Class A(a)	44,063	635,829
Twilio Inc., Class A(a)(b)	93,009	8,323,375
VeriSign Inc.(b)	79,263	14,274,474
Visa Inc., Class A(a)	1,306,251	210,463,161
Western Union Co. (The)	322,788	5,852,146
WEX Inc.(b)	33,403	3,492,284

		990,697,868

Leisure Products — 0.1%
Brunswick Corp./DE	59,150	2,092,135
Hasbro Inc.	96,168	6,880,820
Mattel Inc.(b)	260,192	2,292,292
Polaris Inc.	45,386	2,185,336

		13,450,583

Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.(b)	50,777	1,410,585
Agilent Technologies Inc.	235,114	16,838,865
Avantor Inc.(b)	238,959	2,984,598
Bio-Rad Laboratories Inc., Class A(b)	16,364	5,736,564
Bio-Techne Corp.	28,915	5,482,862
Bruker Corp.	79,813	2,862,094
Charles River Laboratories International Inc.(b)	37,254	4,701,827
Illumina Inc.(a)(b)	111,801	30,535,089
IQVIA Holdings Inc.(b)	135,380	14,602,087
Mettler-Toledo International Inc.(b)	18,117	12,509,969
PerkinElmer Inc.	84,381	6,352,202
PPD Inc.(b)	51,668	920,207
PRA Health Sciences Inc.(b)	48,894	4,060,158
QIAGEN NV(a)(b)	167,813	6,981,021
Thermo Fisher Scientific Inc.	303,953	86,201,071
Waters Corp.(a)(b)	49,038	8,927,368

		211,106,567

Machinery — 1.6%
AGCO Corp.	45,373	2,143,874
Allison Transmission Holdings Inc.(a)	82,747	2,698,380
Caterpillar Inc.	408,548	47,407,910
Colfax Corp.(a)(b)	66,245	1,311,651

Security	Shares	Value

Machinery (continued)
Crane Co.	39,952	$1,964,839
Cummins Inc.	111,591	15,100,494
Deere & Co.	215,651	29,794,342
Donaldson Co. Inc.	94,261	3,641,303
Dover Corp.	110,931	9,311,548
Flowserve Corp.	102,270	2,443,230
Fortive Corp.	223,844	12,353,950
Gates Industrial Corp. PLC(a)(b)	33,140	244,573
Graco Inc.	124,762	6,079,652
IDEX Corp.	57,267	7,909,145
Illinois Tool Works Inc.	243,936	34,668,184
Ingersoll Rand Inc.(b)	265,379	6,581,399
ITT Inc.	68,240	3,095,367
Lincoln Electric Holdings Inc.	44,879	3,096,651
Middleby Corp. (The)(b)	43,030	2,447,547
Nordson Corp.	44,111	5,958,073
Oshkosh Corp.	52,369	3,368,898
PACCAR Inc.	258,221	15,785,050
Parker-Hannifin Corp.	97,004	12,584,329
Pentair PLC	130,100	3,871,776
Snap-on Inc.	40,717	4,430,824
Stanley Black & Decker Inc.	116,102	11,610,200
Timken Co. (The)	46,545	1,505,265
Toro Co. (The)	81,954	5,334,386
Trinity Industries Inc.	70,121	1,126,845
WABCO Holdings Inc.(b)	38,562	5,207,798
Westinghouse Air Brake Technologies Corp.	138,038	6,643,769
Woodward Inc.(a)	43,246	2,570,542
Xylem Inc./NY(a)	135,713	8,838,988

		281,130,782

Marine — 0.0%
Kirby Corp.(a)(b)	46,580	2,024,833

Media — 1.4%
Altice USA Inc., Class A(b)	228,790	5,099,729
AMC Networks Inc., Class A(a)(b)	33,382	811,516
Cable One Inc.	3,303	5,430,165
Charter Communications Inc., Class A(a)(b)	114,341	49,888,122
Comcast Corp., Class A	3,433,685	118,050,090
Discovery Inc., Class A(a)(b)	122,702	2,385,327
Discovery Inc., Class C, NVS(b)	255,971	4,489,731
DISH Network Corp., Class A(b)	195,002	3,898,090
Fox Corp., Class A, NVS(a)	258,558	6,109,726
Fox Corp., Class B(a)(b)	118,692	2,715,673
Interpublic Group of Companies Inc. (The)	299,010	4,840,972
John Wiley & Sons Inc., Class A	32,045	1,201,367
Liberty Broadband Corp., Class A(b)	19,085	2,042,095
Liberty Broadband Corp., Class C, NVS(b)	80,939	8,961,566
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	61,477	1,948,206
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	117,088	3,702,323
New York Times Co. (The), Class A	122,857	3,772,938
News Corp., Class A, NVS	302,926	2,718,761
News Corp., Class B	101,571	913,123
Nexstar Media Group Inc., Class A	35,576	2,053,802
Omnicom Group Inc.	165,061	9,061,849
Sinclair Broadcast Group Inc., Class A	52,280	840,662
Sirius XM Holdings Inc.(a)	1,029,086	5,083,685
ViacomCBS Inc., Class A	4,355	77,650

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
ViacomCBS Inc., Class B, NVS	415,449	$5,820,441

		251,917,609

Metals & Mining — 0.3%
Alcoa Corp.(a)(b)	140,001	862,406
Freeport-McMoRan Inc.	1,108,537	7,482,625
Newmont Corp.	622,568	28,189,879
Nucor Corp.	234,636	8,451,589
Reliance Steel & Aluminum Co.	50,646	4,436,083
Royal Gold Inc.	49,552	4,346,206
Southern Copper Corp.	65,856	1,854,505
Steel Dynamics Inc.	153,226	3,453,714
U.S. Steel Corp.(a)	117,003	738,289

		59,815,296

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	402,630	4,259,825
Annaly Capital Management Inc.	1,098,765	5,570,739
Chimera Investment Corp.	146,665	1,334,651
MFA Financial Inc.	359,223	556,796
New Residential Investment Corp.	301,982	1,512,930
Starwood Property Trust Inc.	211,117	2,163,949
Two Harbors Investment Corp.	218,769	833,510

		16,232,400

Multi-Utilities — 1.0%
Ameren Corp.(a)	185,504	13,510,256
CenterPoint Energy Inc.	387,049	5,979,907
CMS Energy Corp.	214,278	12,588,833
Consolidated Edison Inc.	252,541	19,698,198
Dominion Energy Inc.	626,484	45,225,880
DTE Energy Co.	140,631	13,355,726
MDU Resources Group Inc.	155,023	3,332,995
NiSource Inc.	281,406	7,026,708
Public Service Enterprise Group Inc.	384,840	17,283,164
Sempra Energy	214,461	24,231,948
WEC Energy Group Inc.	239,451	21,102,817

		183,336,432

Multiline Retail — 0.5%
Dollar General Corp.	194,089	29,309,380
Dollar Tree Inc.(a)(b)	179,225	13,167,661
Kohl’s Corp.	118,373	1,727,062
Macy’s Inc.	243,827	1,197,190
Nordstrom Inc.(a)	86,768	1,331,021
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	38,963	1,805,545
Target Corp.	373,377	34,712,860

		83,250,719

Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	202,940	426,174
Antero Resources Corp.(a)(b)	258,109	184,006
Apache Corp.	285,067	1,191,580
Cabot Oil & Gas Corp.	304,754	5,238,721
Centennial Resource Development Inc./DE, Class A(a)(b)	187,735	49,374
Cheniere Energy Inc.(a)(b)	177,044	5,930,974
Chesapeake Energy Corp.(a)(b)	979,360	169,135
Chevron Corp.	1,453,423	105,315,031
Cimarex Energy Co.	78,720	1,324,858
Concho Resources Inc.	152,266	6,524,598
ConocoPhillips	827,701	25,493,191
Continental Resources Inc./OK(a)	60,905	465,314
Devon Energy Corp.	290,449	2,007,003

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	120,978	$3,169,624
EOG Resources Inc.	441,304	15,851,640
EQT Corp.	194,764	1,376,982
Equitrans Midstream Corp.	138,566	696,987
Exxon Mobil Corp.	3,227,326	122,541,568
Hess Corp.	205,544	6,844,615
HollyFrontier Corp.	111,020	2,721,100
Kinder Morgan Inc./DE	1,484,285	20,661,247
Kosmos Energy Ltd.	271,823	243,445
Marathon Oil Corp.	596,807	1,963,495
Marathon Petroleum Corp.	488,571	11,540,047
Murphy Oil Corp.	107,996	662,015
Noble Energy Inc.	364,496	2,201,556
Occidental Petroleum Corp.	680,816	7,883,849
ONEOK Inc.	313,573	6,839,027
Parsley Energy Inc., Class A	225,992	1,294,934
PBF Energy Inc., Class A	94,693	670,426
Phillips 66	336,093	18,031,389
Pioneer Natural Resources Co.	124,479	8,732,202
Range Resources Corp.(a)	156,341	356,457
Targa Resources Corp.	176,572	1,220,113
Valero Energy Corp.	311,292	14,120,205
Williams Companies Inc. (The)	917,980	12,989,417
WPX Energy Inc.(a)(b)	300,732	917,233

		417,849,532

Paper & Forest Products — 0.0%
Domtar Corp.	41,943	907,647

Personal Products — 0.2%
Coty Inc., Class A	216,910	1,119,256
Estee Lauder Companies Inc. (The), Class A	165,964	26,444,704
Herbalife Nutrition Ltd.(a)(b)	77,416	2,257,450
Nu Skin Enterprises Inc., Class A	41,592	908,785

		30,730,195

Pharmaceuticals — 4.8%
Allergan PLC	249,977	44,270,927
Bristol-Myers Squibb Co.	1,782,664	99,365,691
Catalent Inc.(a)(b)	116,355	6,044,642
Elanco Animal Health Inc.(a)(b)	300,805	6,735,024
Eli Lilly & Co.	648,423	89,949,239
Horizon Therapeutics PLC(b)	144,300	4,274,166
Jazz Pharmaceuticals PLC(b)	41,348	4,124,049
Johnson & Johnson	2,025,274	265,574,180
Merck & Co. Inc.	1,941,906	149,410,248
Mylan NV(b)	389,232	5,803,449
Nektar Therapeutics(a)(b)	127,252	2,271,448
Perrigo Co. PLC(a)	95,622	4,598,462
Pfizer Inc.	4,241,506	138,442,756
Zoetis Inc.	364,965	42,952,731

		863,817,012

Professional Services — 0.5%
CoreLogic Inc.	59,055	1,803,540
CoStar Group Inc.(b)	27,311	16,037,292
Equifax Inc.(a)	92,375	11,034,194
IHS Markit Ltd.	296,601	17,796,060
ManpowerGroup Inc.	43,705	2,315,928
Nielsen Holdings PLC	266,011	3,335,778
Robert Half International Inc.	86,790	3,276,322
TransUnion	143,248	9,480,153

8	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	122,172	$17,028,333

		82,107,600

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	255,422	9,631,964
Howard Hughes Corp. (The)(b)	28,654	1,447,600
Jones Lang LaSalle Inc.	39,886	4,027,688

		15,107,252

Road & Rail — 1.1%
AMERCO	6,627	1,925,475
CSX Corp.	562,081	32,207,241
JB Hunt Transport Services Inc.	65,162	6,009,891
Kansas City Southern	72,636	9,237,847
Knight-Swift Transportation Holdings Inc.(a)	94,576	3,102,093
Landstar System Inc.(a)	30,251	2,899,861
Lyft Inc., Class A(a)(b)	144,704	3,885,302
Norfolk Southern Corp.	196,333	28,664,618
Old Dominion Freight Line Inc.(a)	74,349	9,759,050
Ryder System Inc.	37,017	978,729
Schneider National Inc., Class B(a)	44,804	866,509
Uber Technologies Inc.(a)(b)	721,711	20,150,171
Union Pacific Corp.	529,392	74,665,448

		194,352,235

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices Inc.(b)	785,632	35,730,543
Analog Devices Inc.	279,974	25,099,669
Applied Materials Inc.(a)	702,761	32,200,509
Broadcom Inc.	294,450	69,814,095
Cree Inc.(a)(b)	83,755	2,969,952
Cypress Semiconductor Corp.	277,529	6,471,976
Entegris Inc.(a)	101,655	4,551,094
First Solar Inc.(a)(b)	59,664	2,151,484
Intel Corp.	3,263,312	176,610,446
KLA Corp.	119,449	17,169,599
Lam Research Corp.	109,763	26,343,120
Marvell Technology Group Ltd.	503,311	11,389,928
Maxim Integrated Products Inc.	204,272	9,929,662
Microchip Technology Inc.	179,991	12,203,390
Micron Technology Inc.(b)	842,905	35,452,584
MKS Instruments Inc.(a)	42,162	3,434,095
Monolithic Power Systems Inc.	32,749	5,484,148
NVIDIA Corp.	444,814	117,252,970
ON Semiconductor Corp.(a)(b)	309,296	3,847,642
Qorvo Inc.(a)(b)	89,432	7,210,902
QUALCOMM Inc.	870,697	58,902,652
Skyworks Solutions Inc.	128,641	11,497,933
Teradyne Inc.	128,650	6,968,971
Texas Instruments Inc.	714,727	71,422,669
Universal Display Corp.	32,336	4,261,238
Xilinx Inc.	190,835	14,873,680

		773,244,951

Software — 8.9%
2U Inc.(a)(b)	42,297	897,542
Adobe Inc.(b)	366,805	116,732,023
Alteryx Inc., Class A(a)(b)	34,483	3,281,747
Anaplan Inc.(a)(b)	65,851	1,992,651
ANSYS Inc.(b)	63,904	14,855,763
Aspen Technology Inc.(a)(b)	51,200	4,867,584
Atlassian Corp. PLC, Class A(a)(b)	91,691	12,585,507
Autodesk Inc.(b)	167,717	26,180,624

Security	Shares	Value

Software (continued)
Avalara Inc.(a)(b)	35,650	$2,659,490
Bill.Com Holdings Inc.(a)(b)	7,468	255,406
Cadence Design Systems Inc.(b)	211,057	13,938,204
CDK Global Inc.	94,203	3,094,569
CERENCE Inc.(b)	26,848	413,459
Ceridian HCM Holding Inc.(a)(b)	72,275	3,618,809
Citrix Systems Inc.	89,309	12,641,689
Coupa Software Inc.(a)(b)	48,749	6,811,698
DocuSign Inc.(a)(b)	121,045	11,184,558
Dropbox Inc., Class A(a)(b)	159,418	2,885,466
Dynatrace Inc.(b)	99,084	2,362,163
Elastic NV(a)(b)	41,342	2,307,297
Fair Isaac Corp.(b)	21,863	6,727,026
FireEye Inc.(a)(b)	149,768	1,584,545
Fortinet Inc.(a)(b)	108,472	10,974,112
Guidewire Software Inc.(a)(b)	63,843	5,063,388
HubSpot Inc.(a)(b)	31,329	4,172,710
Intuit Inc.	189,710	43,633,300
LogMeIn Inc.	35,438	2,951,277
Manhattan Associates Inc.(a)(b)	48,011	2,391,908
Medallia Inc.(a)(b)	51,444	1,030,938
Microsoft Corp.	5,766,562	909,444,493
New Relic Inc.(a)(b)	39,872	1,843,681
NortonLifeLock Inc.	430,753	8,059,389
Nuance Communications Inc.(a)(b)	223,163	3,744,675
Nutanix Inc., Class A(a)(b)	128,273	2,026,713
Oracle Corp.	1,529,773	73,933,929
Pagerduty Inc.(a)(b)	31,983	552,666
Palo Alto Networks Inc.(a)(b)	72,074	11,817,253
Paycom Software Inc.(a)(b)	37,347	7,544,467
Paylocity Holding Corp.(a)(b)	26,178	2,312,041
Pegasystems Inc.	28,394	2,022,505
Pluralsight Inc., Class A(a)(b)	46,765	513,480
Proofpoint Inc.(a)(b)	43,186	4,430,452
PTC Inc.(a)(b)	77,956	4,771,687
RealPage Inc.(a)(b)	60,222	3,187,550
RingCentral Inc., Class A(a)(b)	57,013	12,081,625
salesforce.com Inc.(b)	640,131	92,166,061
ServiceNow Inc.(b)	141,970	40,685,763
Smartsheet Inc., Class A(a)(b)	65,570	2,721,811
SolarWinds Corp.(b)	29,949	469,301
Splunk Inc.(b)	119,298	15,058,987
SS&C Technologies Holdings Inc.	170,025	7,450,495
Synopsys Inc.(b)	113,111	14,567,566
Teradata Corp.(a)(b)	79,843	1,635,983
Trade Desk Inc. (The), Class A(a)(b)	29,744	5,740,592
Tyler Technologies Inc.(b)	29,024	8,607,357
VMware Inc., Class A(a)(b)	58,801	7,120,801
Workday Inc., Class A(a)(b)	125,525	16,345,865
Zendesk Inc.(a)(b)	84,972	5,439,058
Zscaler Inc.(b)	50,902	3,097,896

		1,591,489,595

Specialty Retail — 2.1%
Advance Auto Parts Inc.(a)	49,970	4,663,200
AutoNation Inc.(a)(b)	43,237	1,213,230
AutoZone Inc.(a)(b)	18,166	15,368,436
Best Buy Co. Inc.	167,881	9,569,217
Burlington Stores Inc.(b)	49,613	7,861,676
CarMax Inc.(a)(b)	124,486	6,701,081
Carvana Co.(a)(b)	36,222	1,995,470

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods Inc.	42,898	$912,012
Five Below Inc.(a)(b)	42,952	3,022,962
Floor & Decor Holdings Inc., Class A(a)(b)	54,496	1,748,777
Foot Locker Inc.	78,329	1,727,155
Gap Inc. (The)	174,906	1,231,338
Home Depot Inc. (The)	831,193	155,192,045
L Brands Inc.	172,264	1,991,372
Lowe’s Companies Inc.	588,864	50,671,747
O’Reilly Automotive Inc.(b)	57,076	17,182,730
Penske Automotive Group Inc.	23,552	659,456
Ross Stores Inc.	269,053	23,399,539
Tiffany & Co.	91,598	11,861,941
TJX Companies Inc. (The)	925,392	44,242,992
Tractor Supply Co.(a)	90,420	7,645,011
Ulta Beauty Inc.(a)(b)	42,022	7,383,265
Urban Outfitters Inc.(a)(b)	46,717	665,250
Williams-Sonoma Inc.	60,781	2,584,408

		379,494,310

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.(a)	3,142,937	799,217,450
Dell Technologies Inc., Class C(a)(b)	117,706	4,655,272
Hewlett Packard Enterprise Co.	991,779	9,630,174
HP Inc.	1,102,503	19,139,452
NCR Corp.(a)(b)	97,100	1,718,670
NetApp Inc.	174,987	7,295,208
Pure Storage Inc., Class A(a)(b)	184,864	2,273,827
Western Digital Corp.	225,769	9,396,506
Xerox Holdings Corp.(b)	134,138	2,540,574

		855,867,133

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	111,307	1,201,003
Carter’s Inc.	31,927	2,098,562
Columbia Sportswear Co.(a)	23,275	1,623,897
Hanesbrands Inc.	280,776	2,209,707
Lululemon Athletica Inc.(a)(b)	89,664	16,995,811
NIKE Inc., Class B	891,377	73,752,533
PVH Corp.(a)	54,596	2,054,993
Ralph Lauren Corp.	36,591	2,445,376
Skechers U.S.A. Inc., Class A(b)	102,977	2,444,674
Tapestry Inc.	206,629	2,675,846
Under Armour Inc., Class A(a)(b)	141,371	1,302,027
Under Armour Inc., Class C, NVS(a)(b)	145,887	1,175,849
VF Corp.	233,771	12,642,336

		122,622,614

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	250,575	1,591,151
New York Community Bancorp. Inc.	343,710	3,227,437
TFS Financial Corp.	31,297	477,905

		5,296,493

Tobacco — 0.8%
Altria Group Inc.	1,426,262	55,153,552
Philip Morris International Inc.	1,184,846	86,446,364

		141,599,916

Trading Companies & Distributors — 0.2%
Air Lease Corp.	84,058	1,861,044
Fastenal Co.	435,455	13,607,969
HD Supply Holdings Inc.(b)	121,796	3,462,660
MSC Industrial Direct Co. Inc., Class A	31,412	1,726,718
United Rentals Inc.(b)	56,301	5,793,373

Security	Shares	Value

Trading Companies & Distributors (continued)
Univar Solutions Inc.(a)(b)	128,473	$1,377,231
Watsco Inc.	24,807	3,920,250
WESCO International Inc.(b)	34,603	790,678
WW Grainger Inc.	32,767	8,142,599

		40,682,522

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	59,598	1,504,849

Water Utilities — 0.1%
American Water Works Co. Inc.	138,336	16,539,452
Essential Utilities Inc.	162,685	6,621,280

		23,160,732

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	425,796	3,670,361
Telephone & Data Systems Inc.	75,026	1,257,436
T-Mobile U.S. Inc.(a)(b)	238,263	19,990,266
U.S. Cellular Corp.(b)	10,662	312,290

		25,230,353

Total Common Stocks — 99.7% (Cost: $18,849,053,396)		17,870,310,933

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	597,080,822	596,961,406
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	33,076,000	33,076,000

		630,037,406

Total Short-Term Investments — 3.5% (Cost: $630,105,670)		630,037,406

Total Investments in Securities — 103.2% (Cost: $19,479,159,066)		18,500,348,339

Other Assets, Less Liabilities — (3.2)%		(575,451,993)

Net Assets — 100.0%		$17,924,896,346

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

10	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)	1,740,114	$259,520,602
BWX Technologies Inc.(a)	226,056	11,011,188
General Dynamics Corp.	54,464	7,206,132
HEICO Corp.(a)	142,903	10,661,993
HEICO Corp., Class A	256,479	16,389,008
Hexcel Corp.	253,435	9,425,248
Huntington Ingalls Industries Inc.(a)	105,276	19,182,340
L3Harris Technologies Inc.	366,109	65,943,553
Lockheed Martin Corp.	812,920	275,539,234
Northrop Grumman Corp.	513,503	155,360,333
Raytheon Co.	571,964	75,013,078
Spirit AeroSystems Holdings Inc., Class A(a)	300,854	7,199,436
TransDigm Group Inc.	137,282	43,956,323

		956,408,468

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.(a)	339,294	22,461,263
Expeditors International of Washington Inc.	402,063	26,825,643
United Parcel Service Inc., Class B	2,295,631	214,457,848
XPO Logistics Inc.(a)(b)	169,210	8,248,988

		271,993,742

Airlines — 0.1%
Alaska Air Group Inc.	170,121	4,843,345
American Airlines Group Inc.(a)	146,387	1,784,457
Delta Air Lines Inc.	377,296	10,764,255
JetBlue Airways Corp.(a)(b)	109,305	978,280
Southwest Airlines Co.	904,451	32,207,500
United Airlines Holdings Inc.(a)(b)	165,632	5,225,690

		55,803,527

Auto Components — 0.0%
Aptiv PLC	48,923	2,408,969

Automobiles — 0.6%
Tesla Inc.(a)(b)	474,140	248,449,360

Banks — 0.1%
CIT Group Inc.	24,840	428,738
Comerica Inc.	35,212	1,033,120
First Republic Bank/CA	97,000	7,981,160
Prosperity Bancshares Inc.	32,367	1,561,708
Signature Bank/New York NY	86,822	6,979,621
SVB Financial Group(a)(b)	12,461	1,882,608
Synovus Financial Corp.	53,783	944,429
Western Alliance Bancorp	42,274	1,294,007

		22,105,391

Beverages — 2.2%
Brown-Forman Corp., Class A(a)	144,488	7,423,794
Brown-Forman Corp., Class B, NVS(a)	528,642	29,344,917
Coca-Cola Co. (The)	8,595,676	380,358,663
Monster Beverage Corp.(a)(b)	1,259,412	70,854,519
PepsiCo Inc.	3,868,321	464,585,352

		952,567,245

Biotechnology — 3.3%
AbbVie Inc.	4,861,718	370,414,294
Agios Pharmaceuticals Inc.(a)(b)	15,978	566,899
Alexion Pharmaceuticals Inc.(a)(b)	531,164	47,693,216
Alnylam Pharmaceuticals Inc.(a)(b)	296,169	32,237,996
Amgen Inc.	1,783,652	361,599,770
Biogen Inc.(b)	196,475	62,160,761

Security	Shares	Value

Biotechnology (continued)
BioMarin Pharmaceutical Inc.(a)(b)	585,976	$49,514,972
Exact Sciences Corp.(a)(b)	459,027	26,623,566
Exelixis Inc.(b)	388,041	6,682,066
Gilead Sciences Inc.	603,780	45,138,593
Incyte Corp.(b)	591,683	43,328,946
Ionis Pharmaceuticals Inc.(a)(b)	414,152	19,581,107
Moderna Inc.(a)(b)	668,696	20,027,445
Neurocrine Biosciences Inc.(a)(b)	300,814	26,035,452
Regeneron Pharmaceuticals Inc.(b)	54,928	26,820,793
Sage Therapeutics Inc.(b)	158,107	4,540,833
Sarepta Therapeutics Inc.(a)(b)	228,031	22,305,992
Seattle Genetics Inc.(b)	383,645	44,264,960
Vertex Pharmaceuticals Inc.(b)	852,936	202,956,121

		1,412,493,782

Building Products — 0.3%
Allegion PLC(a)	232,904	21,431,826
AO Smith Corp.	71,990	2,721,942
Armstrong World Industries Inc.	157,076	12,474,976
Fortune Brands Home & Security Inc.(a)	141,042	6,100,066
Lennox International Inc.	105,439	19,167,756
Trane Technologies PLC	741,586	61,247,588

		123,144,154

Capital Markets — 1.7%
Ameriprise Financial Inc.	59,827	6,131,071
Cboe Global Markets Inc.	87,111	7,774,657
Charles Schwab Corp. (The)	2,269,487	76,300,153
E*TRADE Financial Corp.(a)	132,141	4,535,079
Evercore Inc., Class A	50,234	2,313,778
FactSet Research Systems Inc.(a)	123,438	32,177,818
Interactive Brokers Group Inc., Class A(a)	62,788	2,710,558
Intercontinental Exchange Inc.	720,963	58,217,762
Lazard Ltd., Class A	128,838	3,035,423
LPL Financial Holdings Inc.	270,567	14,726,962
MarketAxess Holdings Inc.(a)	121,617	40,446,166
Moody’s Corp.(a)	534,357	113,016,506
Morningstar Inc.	63,280	7,356,300
MSCI Inc.(a)	271,027	78,315,962
Raymond James Financial Inc.	99,360	6,279,552
S&P Global Inc.(a)	808,465	198,114,348
SEI Investments Co.	199,663	9,252,383
T Rowe Price Group Inc.	218,379	21,324,709
TD Ameritrade Holding Corp.	768,527	26,637,146
Virtu Financial Inc., Class A	78,005	1,624,064

		710,290,397

Chemicals — 0.8%
Air Products & Chemicals Inc.	103,015	20,562,824
Axalta Coating Systems Ltd.(a)(b)	192,266	3,320,434
CF Industries Holdings Inc.	69,371	1,886,891
Ecolab Inc.	828,427	129,093,779
Element Solutions Inc.(a)(b)	298,562	2,495,978
NewMarket Corp.	21,389	8,189,207
PPG Industries Inc.	251,693	21,041,535
RPM International Inc.	68,587	4,080,927
Scotts Miracle-Gro Co. (The)(a)	127,213	13,026,611
Sherwin-Williams Co. (The)(a)	272,435	125,189,331
WR Grace & Co.	176,920	6,298,352

		335,185,869

Commercial Services & Supplies — 0.5%
Cintas Corp.	279,077	48,341,718

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Copart Inc.(a)(b)	662,111	$45,367,846
IAA Inc.(a)(b)	387,629	11,613,365
KAR Auction Services Inc.	397,707	4,772,484
Republic Services Inc.	43,524	3,266,911
Rollins Inc.(a)	461,724	16,686,705
Waste Management Inc.(a)	1,091,144	100,996,289

		231,045,318

Communications Equipment — 1.6%
Arista Networks Inc.(a)(b)	194,603	39,416,838
Cisco Systems Inc.	14,085,735	553,710,243
F5 Networks Inc.(a)(b)	187,007	19,940,556
Motorola Solutions Inc.(a)	416,761	55,395,872
Ubiquiti Inc.(a)	30,121	4,264,531

		672,728,040

Construction & Engineering — 0.0%
Quanta Services Inc.(a)	103,751	3,292,019

Construction Materials — 0.1%
Eagle Materials Inc.(a)	109,633	6,404,760
Martin Marietta Materials Inc.(a)	60,929	11,529,595
Vulcan Materials Co.	395,875	42,782,211

		60,716,566

Consumer Finance — 0.3%
American Express Co.	1,212,904	103,836,712
Credit Acceptance Corp.(a)(b)	29,376	7,511,149
Discover Financial Services	356,726	12,724,416
LendingTree Inc.(a)(b)	24,662	4,522,764
Synchrony Financial	541,683	8,715,680

		137,310,721

Containers & Packaging — 0.3%
AptarGroup Inc.(a)	85,229	8,483,695
Avery Dennison Corp.(a)	257,604	26,242,119
Ball Corp.	1,063,723	68,780,329
Berry Global Group Inc.(a)(b)	160,093	5,396,735
Crown Holdings Inc.(a)(b)	241,688	14,027,572
Sealed Air Corp.(a)	46,235	1,142,467

		124,072,917

Distributors — 0.1%
LKQ Corp.(b)	141,528	2,902,740
Pool Corp.	125,199	24,635,407

		27,538,147

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(b)	188,495	19,226,490
Grand Canyon Education Inc.(a)(b)	12,060	919,997
H&R Block Inc.(a)	105,606	1,486,933
Service Corp. International(a)	205,238	8,026,858
ServiceMaster Global Holdings Inc.(a)(b)	59,949	1,618,623

		31,278,901

Diversified Financial Services — 0.0%
Voya Financial Inc.(a)	26,290	1,066,060

Electrical Equipment — 0.3%
Acuity Brands Inc.(a)	31,657	2,711,739
AMETEK Inc.(a)	597,342	43,020,571
Emerson Electric Co.	169,410	8,072,386
Hubbell Inc.	95,707	10,981,421
Rockwell Automation Inc.	379,180	57,222,054
Sensata Technologies Holding PLC(a)(b)	224,971	6,508,411

		128,516,582

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	960,802	$70,023,250
CDW Corp./DE(a)	469,565	43,796,328
Cognex Corp.(a)	537,487	22,692,701
Corning Inc.	788,422	16,194,188
Dolby Laboratories Inc., Class A	27,349	1,482,589
FLIR Systems Inc.	38,959	1,242,403
IPG Photonics Corp.(a)(b)	8,234	908,046
Jabil Inc.	103,378	2,541,031
Keysight Technologies Inc.(a)(b)	617,955	51,710,474
National Instruments Corp.	22,915	758,028
Trimble Inc.(a)(b)	132,599	4,220,626
Zebra Technologies Corp., Class A(a)(b)	176,062	32,324,983

		247,894,647

Entertainment — 1.7%
Activision Blizzard Inc.	133,338	7,930,944
Electronic Arts Inc.(b)	845,119	84,655,570
Live Nation Entertainment Inc.(a)(b)	427,592	19,438,332
Madison Square Garden Co. (The), Class A(a)(b)	5,714	1,207,997
Netflix Inc.(a)(b)	1,384,808	519,995,404
Roku Inc.(a)(b)	280,515	24,539,452
Spotify Technology SA(a)(b)	428,034	51,980,449
Take-Two Interactive Software Inc.(a)(b)	169,089	20,055,646
World Wrestling Entertainment Inc., Class A(a)	140,306	4,760,583
Zynga Inc., Class A(a)(b)	615,574	4,216,682

		738,781,059

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Homes 4 Rent, Class A(a)	358,216	8,310,611
American Tower Corp.	1,443,911	314,411,620
Americold Realty Trust	618,793	21,063,714
Brookfield Property REIT Inc., Class A(a)	208,352	1,768,908
Colony Capital Inc.	84,616	148,078
CoreSite Realty Corp.	92,763	10,751,232
Crown Castle International Corp.	1,362,706	196,774,746
Equinix Inc.	279,328	174,459,889
Equity LifeStyle Properties Inc.	567,090	32,596,333
Extra Space Storage Inc.	335,017	32,081,228
Iron Mountain Inc.	102,756	2,445,593
Lamar Advertising Co., Class A	279,790	14,347,631
Outfront Media Inc.	45,325	610,981
Public Storage(a)	369,308	73,348,262
SBA Communications Corp.	369,448	99,739,877
Simon Property Group Inc.	897,583	49,241,403
Sun Communities Inc.	68,663	8,572,576
UDR Inc.	47,680	1,742,227

		1,042,414,909

Food & Staples Retailing — 1.2%
Casey’s General Stores Inc.(a)	32,232	4,270,417
Costco Wholesale Corp.	1,444,567	411,889,389
Grocery Outlet Holding Corp.(a)(b)	24,427	838,823
Sprouts Farmers Market Inc.(a)(b)	180,937	3,363,619
Sysco Corp.	1,555,044	70,956,658

		491,318,906

Food Products — 0.3%
Campbell Soup Co.	308,424	14,236,852
Hershey Co. (The)	415,928	55,110,460
Kellogg Co.	305,666	18,336,903
Lamb Weston Holdings Inc.	119,469	6,821,680
McCormick & Co. Inc./MD, NVS	260,160	36,737,194
Pilgrim’s Pride Corp.(b)	59,903	1,085,442

12	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)(b)	93,266	$7,738,280
TreeHouse Foods Inc.(a)(b)	30,165	1,331,785

		141,398,596

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	2,451,457	193,444,472
ABIOMED Inc.(a)(b)	146,082	21,205,263
Align Technology Inc.(b)	256,855	44,679,927
Baxter International Inc.(a)	747,486	60,688,388
Becton Dickinson and Co.(a)	73,616	16,914,748
Boston Scientific Corp.(a)(b)	4,563,425	148,904,558
Cantel Medical Corp.(a)	57,821	2,075,774
Cooper Companies Inc. (The)(a)	21,246	5,856,885
Danaher Corp.	106,896	14,795,475
DexCom Inc.(a)(b)	298,173	80,289,044
Edwards Lifesciences Corp.(b)	681,917	128,623,185
Envista Holdings Corp.(a)(b)	329,648	4,924,941
Hill-Rom Holdings Inc.	111,518	11,218,711
Hologic Inc.(b)	687,075	24,116,332
ICU Medical Inc.(b)	18,691	3,771,283
IDEXX Laboratories Inc.(a)(b)	279,857	67,792,560
Insulet Corp.(a)(b)	194,376	32,204,216
Intuitive Surgical Inc.(b)	376,498	186,445,575
Masimo Corp.(a)(b)	155,022	27,457,497
Penumbra Inc.(a)(b)	101,743	16,414,198
ResMed Inc.	467,607	68,873,835
Steris PLC(a)	15,666	2,192,770
Stryker Corp.	1,127,355	187,693,334
Teleflex Inc.(a)	152,690	44,716,793
Varian Medical Systems Inc.(b)	301,090	30,909,899
West Pharmaceutical Services Inc.	182,307	27,756,241

		1,453,965,904

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	489,766	43,344,291
Anthem Inc.(a)	244,298	55,465,418
Centene Corp.(a)(b)	1,630,876	96,890,343
Chemed Corp.	51,196	22,178,107
Cigna Corp.(b)	369,786	65,518,683
Encompass Health Corp.	159,232	10,195,625
Guardant Health Inc.(a)(b)	118,529	8,249,618
HCA Healthcare Inc.(a)	532,454	47,840,992
Henry Schein Inc.(a)(b)	61,278	3,095,765
Humana Inc.	187,146	58,767,587
Laboratory Corp. of America Holdings(b)	18,934	2,393,068
McKesson Corp.	63,465	8,584,276
Molina Healthcare Inc.(a)(b)	153,051	21,382,755
UnitedHealth Group Inc.(a)	3,107,491	774,946,106

		1,218,852,634

Health Care Technology — 0.3%
Cerner Corp.	1,029,390	64,841,276
Change Healthcare Inc.(a)(b)	320,694	3,203,733
Veeva Systems Inc., Class A(a)(b)	431,583	67,486,634

		135,531,643

Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill Inc.(a)(b)	83,829	54,857,698
Choice Hotels International Inc.	44,137	2,703,391
Darden Restaurants Inc.	392,198	21,359,103
Domino’s Pizza Inc.	134,529	43,596,813
Dunkin’ Brands Group Inc.	256,022	13,594,768
Hilton Grand Vacations Inc.(a)(b)	32,200	507,794

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings Inc.	900,549	$61,453,464
Las Vegas Sands Corp.(a)	528,787	22,457,584
Marriott International Inc./MD, Class A	904,529	67,667,814
McDonald’s Corp.	400,184	66,170,424
MGM Resorts International	134,215	1,583,737
Norwegian Cruise Line Holdings Ltd.(a)(b)	139,796	1,532,164
Planet Fitness Inc., Class A(a)(b)	268,973	13,098,985
Six Flags Entertainment Corp.	126	1,580
Starbucks Corp.	3,881,723	255,184,470
Vail Resorts Inc.	118,143	17,450,903
Wendy’s Co. (The)	568,804	8,463,804
Wyndham Hotels & Resorts Inc.(a)	86,545	2,727,033
Wynn Resorts Ltd.	270,539	16,283,742
Yum China Holdings Inc.(a)	959,274	40,893,851
Yum! Brands Inc.	886,753	60,769,183

		772,358,305

Household Durables — 0.1%
Lennar Corp., Class A	378,659	14,464,774
Lennar Corp., Class B	105	3,036
NVR Inc.(a)(b)	10,507	26,993,639
Tempur Sealy International Inc.(b)	148,811	6,504,529

		47,965,978

Household Products — 0.4%
Church & Dwight Co. Inc.(a)	811,386	52,074,754
Clorox Co. (The)	338,495	58,644,259
Procter & Gamble Co. (The)	465,671	51,223,810
Reynolds Consumer Products Inc.	63,149	1,842,056

		163,784,879

Industrial Conglomerates — 0.9%
3M Co.	1,406,940	192,061,379
Carlisle Companies Inc.(a)	156,734	19,635,636
Honeywell International Inc.	1,153,665	154,348,840
Roper Technologies Inc.(a)	51,168	15,954,694

		382,000,549

Insurance — 0.9%
Alleghany Corp.	4,778	2,639,128
Aon PLC(a)	755,168	124,632,927
Arch Capital Group Ltd.(a)(b)	165,397	4,707,199
Arthur J Gallagher & Co.(a)	125,464	10,226,571
Athene Holding Ltd., Class A(a)(b)	178,163	4,422,006
Axis Capital Holdings Ltd.	33,729	1,303,626
Brown & Brown Inc.	44,493	1,611,536
Erie Indemnity Co., Class A, NVS	52,872	7,837,745
Everest Re Group Ltd.	39,058	7,515,540
Kemper Corp.	36,523	2,716,215
Markel Corp.(a)(b)	3,539	3,283,803
Marsh & McLennan Companies Inc.	1,462,753	126,469,624
Primerica Inc.(a)	99,144	8,772,261
Progressive Corp. (The)	625,884	46,215,275
RenaissanceRe Holdings Ltd.(a)	53,177	7,940,390
Travelers Companies Inc. (The)	131,475	13,062,041

		373,355,887

Interactive Media & Services — 8.7%
Alphabet Inc., Class A(a)(b)	984,399	1,143,822,418
Alphabet Inc., Class C, NVS(b)	985,733	1,146,220,190
Facebook Inc., Class A(b)	7,857,415	1,310,616,822
IAC/InterActiveCorp.(b)	139,629	25,025,706
Match Group Inc.(a)(b)	178,211	11,769,054
TripAdvisor Inc.	294,894	5,128,206

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Twitter Inc.(a)(b)	2,505,964	$61,546,476

		3,704,128,872

Internet & Direct Marketing Retail — 7.0%
Amazon.com Inc.(b)	1,374,977	2,680,820,156
Booking Holdings Inc.(a)(b)	137,275	184,678,803
eBay Inc.(a)	2,484,438	74,682,206
Etsy Inc.(a)(b)	383,274	14,733,053
Expedia Group Inc.	383,269	21,566,547
Grubhub Inc.(a)(b)	300,963	12,258,223
Wayfair Inc., Class A(a)(b)	207,604	11,094,358

		2,999,833,346

IT Services — 8.9%
Accenture PLC, Class A	2,095,508	342,112,636
Akamai Technologies Inc.(b)	476,527	43,597,455
Alliance Data Systems Corp.	14,030	472,110
Automatic Data Processing Inc.	1,430,318	195,495,864
Black Knight Inc.(a)(b)	467,342	27,133,877
Booz Allen Hamilton Holding Corp.(a)	443,840	30,465,178
Broadridge Financial Solutions Inc.	372,517	35,325,787
Cognizant Technology Solutions Corp., Class A(a)	138,615	6,441,439
EPAM Systems Inc.(a)(b)	170,638	31,680,651
Euronet Worldwide Inc.(a)(b)	166,487	14,271,266
Fidelity National Information Services Inc.	1,226,935	149,244,373
Fiserv Inc.(a)(b)	1,853,554	176,069,095
FleetCor Technologies Inc.(b)	280,797	52,379,872
Gartner Inc.(a)(b)	286,665	28,543,234
Genpact Ltd.	602,602	17,595,978
Global Payments Inc.	979,229	141,234,199
GoDaddy Inc., Class A(b)	569,886	32,546,189
International Business Machines Corp.	1,764,142	195,696,272
Jack Henry & Associates Inc.	222,453	34,533,604
Mastercard Inc., Class A	2,915,000	704,147,400
MongoDB Inc.(a)(b)	139,404	19,034,222
Okta Inc.(a)(b)	345,014	42,181,412
Paychex Inc.	1,057,979	66,568,039
PayPal Holdings Inc.(a)(b)	3,862,566	369,802,069
Sabre Corp.	155,096	919,719
Square Inc., Class A(a)(b)	1,132,293	59,309,507
Switch Inc., Class A(a)	188,047	2,713,518
Twilio Inc., Class A(a)(b)	403,754	36,131,946
VeriSign Inc.(b)	234,596	42,248,394
Visa Inc., Class A(a)	5,633,269	907,632,301
Western Union Co. (The)	302,069	5,476,511
WEX Inc.(a)(b)	142,708	14,920,121

		3,825,924,238

Leisure Products — 0.1%
Hasbro Inc.	418,347	29,932,728
Mattel Inc.(b)	755,298	6,654,175
Polaris Inc.	163,584	7,876,570

		44,463,473

Life Sciences Tools & Services — 1.4%
Adaptive Biotechnologies Corp.(a)(b)	155,503	4,319,873
Agilent Technologies Inc.	96,429	6,906,245
Avantor Inc.(a)(b)	730,789	9,127,555
Bio-Techne Corp.	125,598	23,815,893
Bruker Corp.(a)	330,627	11,856,284
Charles River Laboratories International Inc.(b)	158,578	20,014,129
Illumina Inc.(b)	482,190	131,695,733
IQVIA Holdings Inc.(b)	249,925	26,956,911

Security	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International Inc.(a)(b)	78,151	$53,964,047
PerkinElmer Inc.(a)	77,485	5,833,071
PPD Inc.(b)	131,372	2,339,735
PRA Health Sciences Inc.(a)(b)	205,115	17,032,750
Thermo Fisher Scientific Inc.	892,659	253,158,092
Waters Corp.(a)(b)	210,364	38,296,766

		605,317,084

Machinery — 1.0%
Allison Transmission Holdings Inc.	359,937	11,737,546
Caterpillar Inc.	138,790	16,105,192
Deere & Co.	102,686	14,187,098
Donaldson Co. Inc.(a)	422,245	16,311,324
Dover Corp.	203,626	17,092,366
Flowserve Corp.	82,080	1,960,891
Fortive Corp.(a)	210,778	11,632,838
Graco Inc.	541,215	26,373,407
IDEX Corp.(a)	121,040	16,716,834
Illinois Tool Works Inc.	1,052,004	149,510,809
Ingersoll Rand Inc.(a)(b)	655,552	16,257,690
Lincoln Electric Holdings Inc.	182,075	12,563,175
Middleby Corp. (The)(a)(b)	174,939	9,950,530
Nordson Corp.(a)	170,980	23,094,269
Toro Co. (The)	354,547	23,077,464
WABCO Holdings Inc.(a)(b)	138,465	18,699,698
Westinghouse Air Brake Technologies Corp.	158,391	7,623,359
Woodward Inc.(a)	142,182	8,451,298
Xylem Inc./NY(a)	586,831	38,220,303

		439,566,091

Media — 1.1%
Altice USA Inc., Class A(b)	999,993	22,289,844
AMC Networks Inc., Class A(a)(b)	135,519	3,294,467
Cable One Inc.	14,021	23,050,664
Charter Communications Inc., Class A(a)(b)	289,947	126,506,776
Comcast Corp., Class A	6,959,683	239,273,901
Fox Corp., Class A, NVS(a)	109,301	2,582,783
Fox Corp., Class B(b)	50,737	1,160,863
Interpublic Group of Companies Inc. (The)	108,857	1,762,395
New York Times Co. (The), Class A(a)	99,783	3,064,336
Nexstar Media Group Inc., Class A	108,415	6,258,798
Omnicom Group Inc.	371,397	20,389,695
Sinclair Broadcast Group Inc., Class A	207,083	3,329,895
Sirius XM Holdings Inc.(a)	4,504,863	22,254,023
ViacomCBS Inc., Class A	37,750	673,082
ViacomCBS Inc., Class B, NVS	979,191	13,718,466

		489,609,988

Metals & Mining — 0.0%
Royal Gold Inc.	64,980	5,699,396
Southern Copper Corp.	188,616	5,311,426

		11,010,822

Multiline Retail — 0.4%
Dollar General Corp.	786,707	118,800,624
Dollar Tree Inc.(a)(b)	422,740	31,058,708
Nordstrom Inc.(a)	341,863	5,244,178
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	165,575	7,672,745
Target Corp.	85,644	7,962,323

		170,738,578

Oil, Gas & Consumable Fuels — 0.1%
Cabot Oil & Gas Corp.	830,118	14,269,728
Cheniere Energy Inc.(a)(b)	444,068	14,876,278

14	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	109,226	$2,861,721
Equitrans Midstream Corp.	65,120	327,554
ONEOK Inc.	428,999	9,356,468
Parsley Energy Inc., Class A	561,687	3,218,466
Pioneer Natural Resources Co.	234,697	16,463,995

		61,374,210

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A(a)	716,050	114,095,407
Herbalife Nutrition Ltd.(a)(b)	55,089	1,606,395

		115,701,802

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	4,512,778	251,542,246
Eli Lilly & Co.	2,796,381	387,913,972
Horizon Therapeutics PLC(b)	68,800	2,037,856
Jazz Pharmaceuticals PLC(a)(b)	161,739	16,131,848
Johnson & Johnson	1,318,842	172,939,751
Merck & Co. Inc.	7,938,980	610,825,121
Nektar Therapeutics(a)(b)	79,159	1,412,988
Zoetis Inc.	1,573,956	185,238,882

		1,628,042,664

Professional Services — 0.7%
CoreLogic Inc.	84	2,565
CoStar Group Inc.(a)(b)	118,541	69,608,461
Equifax Inc.(a)	333,931	39,888,058
IHS Markit Ltd.	807,354	48,441,240
Nielsen Holdings PLC	142,141	1,782,448
Robert Half International Inc.	375,568	14,177,692
TransUnion(a)	612,999	40,568,274
Verisk Analytics Inc.	525,752	73,279,314

		287,748,052

Real Estate Management & Development — 0.0%
CBRE Group Inc., Class A(b)	406,572	15,331,830
Howard Hughes Corp. (The)(a)(b)	35,660	1,801,543
Jones Lang LaSalle Inc.(a)	18,632	1,881,460

		19,014,833

Road & Rail — 1.0%
CSX Corp.(a)	872,813	50,012,185
JB Hunt Transport Services Inc.	84,176	7,763,553
Landstar System Inc.(a)	115,896	11,109,791
Lyft Inc., Class A(a)(b)	69,085	1,854,932
Norfolk Southern Corp.	115,324	16,837,304
Old Dominion Freight Line Inc.(a)	134,136	17,606,691
Uber Technologies Inc.(a)(b)	336,248	9,388,044
Union Pacific Corp.	2,283,077	322,005,180

		436,577,680

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices Inc.(b)	3,388,092	154,090,424
Analog Devices Inc.	160,711	14,407,741
Applied Materials Inc.(a)	1,629,936	74,683,668
Broadcom Inc.	1,269,800	301,069,580
Cree Inc.(a)(b)	24,166	856,926
Entegris Inc.(a)	434,141	19,436,493
KLA Corp.(a)	516,930	74,303,518
Lam Research Corp.	417,660	100,238,400
Maxim Integrated Products Inc.	328,228	15,955,163
Microchip Technology Inc.(a)	216,896	14,705,549
Monolithic Power Systems Inc.	140,226	23,482,246
NVIDIA Corp.	1,918,189	505,634,620

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Inc.	3,754,830	$254,014,249
Skyworks Solutions Inc.(a)	29,166	2,606,857
Teradyne Inc.(a)	550,811	29,837,432
Texas Instruments Inc.	3,082,287	308,012,940
Universal Display Corp.(a)	137,128	18,070,728
Xilinx Inc.	820,872	63,978,764

		1,975,385,298

Software — 15.8%
2U Inc.(a)(b)	67,230	1,426,621
Adobe Inc.(a)(b)	1,581,826	503,400,306
Alteryx Inc., Class A(a)(b)	147,861	14,071,931
Anaplan Inc.(a)(b)	281,900	8,530,294
ANSYS Inc.(a)(b)	275,281	63,994,574
Aspen Technology Inc.(a)(b)	225,798	21,466,616
Atlassian Corp. PLC, Class A(a)(b)	394,465	54,144,266
Autodesk Inc.(a)(b)	560,668	87,520,275
Avalara Inc.(a)(b)	149,309	11,138,451
Bill.Com Holdings Inc.(a)(b)	25,868	884,686
Cadence Design Systems Inc.(a)(b)	917,064	60,562,907
CDK Global Inc.	388,881	12,774,741
Ceridian HCM Holding Inc.(a)(b)	247,830	12,408,848
Citrix Systems Inc.(a)	341,882	48,393,397
Coupa Software Inc.(a)(b)	209,481	29,270,780
DocuSign Inc.(a)(b)	520,768	48,118,963
Dropbox Inc., Class A(b)	684,910	12,396,871
Dynatrace Inc.(a)(b)	348,192	8,300,897
Elastic NV(a)(b)	177,835	9,924,971
Fair Isaac Corp.(b)	93,342	28,720,400
FireEye Inc.(a)(b)	634,779	6,715,962
Fortinet Inc.(a)(b)	469,358	47,484,949
Guidewire Software Inc.(a)(b)	274,730	21,788,836
HubSpot Inc.(a)(b)	133,995	17,846,794
Intuit Inc.	818,132	188,170,360
Manhattan Associates Inc.(a)(b)	202,603	10,093,681
Medallia Inc.(a)(b)	181,072	3,628,683
Microsoft Corp.(a)	24,868,496	3,922,010,504
New Relic Inc.(a)(b)	155,311	7,181,581
Nutanix Inc., Class A(a)(b)	576,679	9,111,528
Oracle Corp.	6,597,164	318,840,936
Pagerduty Inc.(a)(b)	135,746	2,345,691
Palo Alto Networks Inc.(a)(b)	312,199	51,188,148
Paycom Software Inc.(a)(b)	161,503	32,625,221
Paylocity Holding Corp.(a)(b)	115,996	10,244,767
Pegasystems Inc.(a)	123,966	8,830,098
Pluralsight Inc., Class A(a)(b)	177,659	1,950,696
Proofpoint Inc.(a)(b)	181,708	18,641,424
PTC Inc.(b)	341,697	20,915,273
RealPage Inc.(a)(b)	257,613	13,635,456
RingCentral Inc., Class A(a)(b)	245,072	51,933,208
salesforce.com Inc.(b)	2,760,628	397,475,219
ServiceNow Inc.(b)	612,289	175,469,782
Smartsheet Inc., Class A(a)(b)	284,246	11,799,051
SolarWinds Corp.(a)(b)	41,993	658,030
Splunk Inc.(a)(b)	513,229	64,784,897
SS&C Technologies Holdings Inc.(a)	656,735	28,778,128
Synopsys Inc.(a)(b)	490,896	63,222,496
Teradata Corp.(b)	370,608	7,593,758
Trade Desk Inc. (The), Class A(a)(b)	129,955	25,081,315
Tyler Technologies Inc.(a)(b)	126,233	37,435,658
VMware Inc., Class A(b)	252,639	30,594,583

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)(b)	545,239	$71,001,023
Zendesk Inc.(a)(b)	367,802	23,543,006
Zscaler Inc.(a)(b)	227,928	13,871,698

		6,753,943,235

Specialty Retail — 2.8%
Advance Auto Parts Inc.	54,333	5,070,356
AutoZone Inc.(b)	78,205	66,161,430
Best Buy Co. Inc.	153,293	8,737,701
Burlington Stores Inc.(b)	214,229	33,946,727
CarMax Inc.(a)(b)	254,398	13,694,244
Carvana Co.(a)(b)	136,970	7,545,677
Five Below Inc.(a)(b)	183,127	12,888,478
Floor & Decor Holdings Inc., Class A(a)(b)	224,700	7,210,623
Home Depot Inc. (The)	2,043,139	381,474,483
L Brands Inc.	98,713	1,141,122
Lowe’s Companies Inc.	2,539,509	218,524,750
O’Reilly Automotive Inc.(a)(b)	245,527	73,915,903
Ross Stores Inc.	1,167,055	101,498,773
TJX Companies Inc. (The)	3,990,846	190,802,347
Tractor Supply Co.(a)	391,929	33,137,597
Ulta Beauty Inc.(a)(b)	180,812	31,768,669
Williams-Sonoma Inc.	46,248	1,966,465

		1,189,485,345

Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	13,554,030	3,446,654,289
Dell Technologies Inc., Class C(a)(b)	352,618	13,946,042
HP Inc.	218,386	3,791,181
NCR Corp.(b)	417,761	7,394,370
NetApp Inc.	752,643	31,377,686
Pure Storage Inc., Class A(a)(b)	772,227	9,498,392

		3,512,661,960

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)(b)	150,296	1,621,694
Carter’s Inc.	64,443	4,235,838
Columbia Sportswear Co.(a)	62,538	4,363,276
Hanesbrands Inc.	888,523	6,992,676
Lululemon Athletica Inc.(a)(b)	388,746	73,686,804
NIKE Inc., Class B(a)	3,844,061	318,057,607
Skechers U.S.A. Inc., Class A(b)	155,015	3,680,056
Under Armour Inc., Class A(a)(b)	375,312	3,456,624
Under Armour Inc., Class C, NVS(a)(b)	382,753	3,084,989
VF Corp.	1,013,695	54,820,626

		474,000,190

Tobacco — 0.3%
Altria Group Inc.	2,999,532	115,991,902

Trading Companies & Distributors — 0.3%
Air Lease Corp.	24,302	538,046
Fastenal Co.	1,704,558	53,267,437
United Rentals Inc.(a)(b)	172,819	17,783,075
WW Grainger Inc.	142,331	35,369,254

		106,957,812

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	536,451	45,008,239

Total Common Stocks — 99.8% (Cost: $33,443,821,040)		42,730,525,785

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	1,699,346,300	$1,699,006,431
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	80,304,000	80,304,000

		1,779,310,431

Total Short-Term Investments — 4.1% (Cost: $1,779,469,700)		1,779,310,431

Total Investments in Securities — 103.9% (Cost: $35,223,290,740)		44,509,836,216

Other Assets, Less Liabilities — (3.9)%		(1,675,490,939)

Net Assets — 100.0%		$42,834,345,277

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

16	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
BWX Technologies Inc.(a)	72,389	$3,526,068
Curtiss-Wright Corp.	125,123	11,562,616
General Dynamics Corp.	705,929	93,401,466
Hexcel Corp.	16,417	610,548
Howmet Aerospace Inc.	1,154,845	18,546,811
Huntington Ingalls Industries Inc.(a)	24,580	4,478,722
L3Harris Technologies Inc.(a)	325,727	58,669,947
Raytheon Co.	315,525	41,381,104
Spirit AeroSystems Holdings Inc., Class A	30,424	728,046
Teledyne Technologies Inc.(b)	107,045	31,821,267
Textron Inc.(a)	693,468	18,494,792
TransDigm Group Inc.	28,961	9,273,023
United Technologies Corp.	2,408,517	227,195,409

		519,689,819

Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.(a)	93,804	6,209,825
Expeditors International of Washington Inc.	150,789	10,060,642
FedEx Corp.(a)	715,720	86,788,207
XPO Logistics Inc.(a)(b)	113,747	5,545,166

		108,603,840

Airlines — 0.3%
Alaska Air Group Inc.	193,970	5,522,326
American Airlines Group Inc.(a)	1,068,721	13,027,709
Copa Holdings SA, Class A, NVS	92,876	4,206,354
Delta Air Lines Inc.	1,358,540	38,759,146
JetBlue Airways Corp.(a)(b)	809,335	7,243,548
Southwest Airlines Co.	557,546	19,854,213
United Airlines Holdings Inc.(b)	535,668	16,900,326

		105,513,622

Auto Components — 0.3%
Aptiv PLC	712,257	35,071,535
BorgWarner Inc.(a)	604,034	14,720,309
Gentex Corp.	750,622	16,633,783
Goodyear Tire & Rubber Co. (The)	688,807	4,008,857
Lear Corp.	180,852	14,694,225

		85,128,709

Automobiles — 0.5%
Ford Motor Co.	11,606,799	56,060,839
General Motors Co.	3,683,543	76,544,024
Harley-Davidson Inc.	469,331	8,884,436
Thor Industries Inc.	156,846	6,615,764

		148,105,063

Banks — 8.9%
Associated Banc-Corp.	457,847	5,855,863
Bank of America Corp.	23,761,347	504,453,397
Bank of Hawaii Corp.	119,382	6,594,662
Bank OZK	371,833	6,209,611
BankUnited Inc.	268,341	5,017,977
BOK Financial Corp.	88,941	3,785,329
CIT Group Inc.	259,569	4,480,161
Citigroup Inc.	6,275,661	264,330,841
Citizens Financial Group Inc.	1,288,275	24,232,453
Comerica Inc.	389,922	11,440,312
Commerce Bancshares Inc.(a)	303,527	15,282,584
Cullen/Frost Bankers Inc.	165,874	9,254,110
East West Bancorp. Inc.	427,577	11,005,832
Fifth Third Bancorp	2,101,866	31,212,710

Security	Shares	Value

Banks (continued)
First Citizens BancShares Inc./NC, Class A	21,328	$7,099,451
First Hawaiian Inc.	400,099	6,613,637
First Horizon National Corp.	937,026	7,552,430
First Republic Bank/CA	412,848	33,969,133
FNB Corp.	959,682	7,072,856
Huntington Bancshares Inc./OH	3,001,600	24,643,136
JPMorgan Chase & Co.	9,269,800	834,560,094
KeyCorp	2,906,866	30,144,200
M&T Bank Corp.	387,790	40,109,120
PacWest Bancorp	340,944	6,109,717
People’s United Financial Inc.	1,306,077	14,432,151
Pinnacle Financial Partners Inc.	219,256	8,230,870
PNC Financial Services Group Inc. (The)	1,283,959	122,900,556
Popular Inc.	281,645	9,857,575
Prosperity Bancshares Inc.	240,458	11,602,099
Regions Financial Corp.	2,860,326	25,657,124
Signature Bank/New York NY	81,431	6,546,238
Sterling Bancorp./DE	584,289	6,105,820
SVB Financial Group(a)(b)	143,772	21,721,074
Synovus Financial Corp.	383,613	6,736,244
TCF Financial Corp.	452,343	10,250,092
Texas Capital Bancshares Inc.(a)(b)	161,214	3,574,114
Truist Financial Corp.	3,973,424	122,540,396
U.S. Bancorp	4,135,716	142,475,416
Umpqua Holdings Corp.	679,015	7,401,264
Webster Financial Corp.	270,052	6,184,191
Wells Fargo & Co.	11,073,996	317,823,685
Western Alliance Bancorp	261,287	7,997,995
Wintrust Financial Corp.	177,959	5,847,733
Zions Bancorp. N.A	484,811	12,973,542

		2,771,887,795

Beverages — 1.1%
Brown-Forman Corp., Class A(a)	8,805	452,401
Brown-Forman Corp., Class B, NVS(a)	33,659	1,868,411
Coca-Cola Co. (The)	3,620,381	160,201,859
Constellation Brands Inc., Class A	470,348	67,429,089
Keurig Dr Pepper Inc.	701,934	17,035,938
Molson Coors Beverage Co., Class B	514,656	20,076,731
PepsiCo Inc.	665,598	79,938,320

		347,002,749

Biotechnology — 1.7%
Agios Pharmaceuticals Inc.(a)(b)	165,140	5,859,167
Alexion Pharmaceuticals Inc.(b)	155,039	13,920,952
Alkermes PLC(b)	462,109	6,663,612
Alnylam Pharmaceuticals Inc.(a)(b)	54,199	5,899,561
Amgen Inc.	140,894	28,563,441
Biogen Inc.(b)	338,723	107,165,183
Bluebird Bio Inc.(a)(b)	159,169	7,315,407
Exelixis Inc.(b)	522,838	9,003,270
Gilead Sciences Inc.	3,242,307	242,394,871
Moderna Inc.(a)(b)	68,946	2,064,933
Regeneron Pharmaceuticals Inc.(b)	192,700	94,093,483
United Therapeutics Corp.(a)(b)	127,911	12,129,161

		535,073,041

Building Products — 0.4%
Allegion PLC	65,260	6,005,225
AO Smith Corp.	335,212	12,674,366
Fortune Brands Home & Security Inc.	277,116	11,985,267
Johnson Controls International PLC	2,268,306	61,153,530

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Lennox International Inc.	9,015	$1,638,837
Masco Corp.	828,243	28,632,360
Owens Corning	314,444	12,203,572
Resideo Technologies Inc.(b)	363,268	1,758,217
Trane Technologies PLC	42,075	3,474,974

		139,526,348

Capital Markets — 3.8%
Affiliated Managers Group Inc.	150,527	8,902,167
Ameriprise Financial Inc.	323,508	33,153,100
Bank of New York Mellon Corp. (The)	2,378,133	80,095,519
BGC Partners Inc., Class A	887,763	2,237,163
BlackRock Inc.(c)	351,626	154,704,891
Cboe Global Markets Inc.(a)	246,119	21,966,121
Charles Schwab Corp. (The)	1,367,852	45,987,184
CME Group Inc.	1,051,142	181,752,963
E*TRADE Financial Corp.	544,092	18,673,237
Eaton Vance Corp., NVS	318,385	10,267,916
Evercore Inc., Class A	70,038	3,225,950
Franklin Resources Inc.	828,843	13,833,390
Goldman Sachs Group Inc. (The)	945,966	146,236,884
Interactive Brokers Group Inc., Class A(a)	157,842	6,814,039
Intercontinental Exchange Inc.	981,667	79,269,610
Invesco Ltd.	1,151,708	10,457,509
Janus Henderson Group PLC	477,714	7,318,578
Lazard Ltd., Class A	186,121	4,385,011
Legg Mason Inc.	254,018	12,408,779
Morgan Stanley	3,455,330	117,481,220
Nasdaq Inc.	339,781	32,262,206
Northern Trust Corp.	573,373	43,266,727
Raymond James Financial Inc.	281,939	17,818,545
SEI Investments Co.	193,092	8,947,883
State Street Corp.	1,058,180	56,369,249
T Rowe Price Group Inc.	486,082	47,465,907
TD Ameritrade Holding Corp.	95,368	3,305,455
Virtu Financial Inc., Class A	85,991	1,790,333

		1,170,397,536

Chemicals — 2.8%
Air Products & Chemicals Inc.	560,410	111,863,440
Albemarle Corp.(a)	312,683	17,625,941
Ashland Global Holdings Inc.(a)	165,456	8,284,382
Axalta Coating Systems Ltd.(a)(b)	423,192	7,308,526
Cabot Corp.	174,285	4,552,324
Celanese Corp.	353,402	25,936,173
CF Industries Holdings Inc.	575,510	15,653,872
Chemours Co. (The)	513,269	4,552,696
Corteva Inc.(a)(b)	2,225,607	52,301,764
Dow Inc.(b)	2,223,130	65,004,321
DuPont de Nemours Inc.	2,201,813	75,081,823
Eastman Chemical Co.	408,759	19,039,994
Element Solutions Inc.(a)(b)	405,080	3,386,469
FMC Corp.	383,427	31,322,152
Huntsman Corp.	639,521	9,228,288
International Flavors & Fragrances Inc.(a)	316,407	32,298,827
Linde PLC(a)	1,594,978	275,931,194
LyondellBasell Industries NV, Class A	789,095	39,162,785
Mosaic Co. (The)(a)	1,024,087	11,080,621
NewMarket Corp.	1,647	630,587
Olin Corp.	488,969	5,706,268
PPG Industries Inc.	472,405	39,493,058

Security	Shares	Value

Chemicals (continued)
RPM International Inc.	315,221	$18,755,650
Valvoline Inc.	585,425	7,663,213
Westlake Chemical Corp.(a)	104,670	3,995,254

		885,859,622

Commercial Services & Supplies — 0.3%
ADT Inc.(a)	336,177	1,452,285
Clean Harbors Inc.(b)	152,598	7,834,381
IAA Inc.(a)(b)	36,110	1,081,856
KAR Auction Services Inc.	33,450	401,400
Republic Services Inc.	591,495	44,397,615
Stericycle Inc.(a)(b)	264,420	12,845,523
Waste Management Inc.	274,947	25,449,094

		93,462,154

Communications Equipment — 0.2%
Ciena Corp.(a)(b)	457,671	18,219,882
CommScope Holding Co. Inc.(a)(b)	565,679	5,153,336
EchoStar Corp., Class A(a)(b)	148,019	4,732,167
F5 Networks Inc.(b)	13,321	1,420,418
Juniper Networks Inc.	994,550	19,035,687
Motorola Solutions Inc.	134,456	17,871,892
ViaSat Inc.(a)(b)	169,341	6,082,729

		72,516,111

Construction & Engineering — 0.2%
AECOM(b)	448,915	13,400,113
Fluor Corp.	412,708	2,851,812
Jacobs Engineering Group Inc.(a)	384,218	30,456,961
Quanta Services Inc.	321,711	10,207,890
Valmont Industries Inc.(a)	63,396	6,718,708

		63,635,484

Construction Materials — 0.1%
Eagle Materials Inc.(a)	17,533	1,024,278
Martin Marietta Materials Inc.(a)	129,370	24,480,685
Vulcan Materials Co.	31,660	3,421,496

		28,926,459

Consumer Finance — 0.7%
Ally Financial Inc.	1,100,145	15,875,092
American Express Co.	868,738	74,372,660
Capital One Financial Corp.	1,348,850	68,009,017
Credit Acceptance Corp.(a)(b)	2,903	742,268
Discover Financial Services	600,968	21,436,529
Navient Corp.	575,669	4,363,571
OneMain Holdings Inc.	193,159	3,693,200
Santander Consumer USA Holdings Inc.	316,847	4,407,342
SLM Corp.	1,276,130	9,175,375
Synchrony Financial	1,337,439	21,519,393

		223,594,447

Containers & Packaging — 0.5%
AptarGroup Inc.	112,363	11,184,613
Ardagh Group SA(a)	54,329	644,342
Avery Dennison Corp.(a)	16,589	1,689,921
Berry Global Group Inc.(a)(b)	240,568	8,109,547
Crown Holdings Inc.(a)(b)	168,722	9,792,625
Graphic Packaging Holding Co.(a)	871,146	10,627,981
International Paper Co.	1,164,741	36,258,387
O-I Glass Inc.(a)	459,725	3,268,645
Packaging Corp. of America	276,970	24,049,305
Sealed Air Corp.	419,070	10,355,220
Silgan Holdings Inc.(a)	230,094	6,677,328

18	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	292,934	$13,577,491
Westrock Co.	749,349	21,176,603

		157,412,008

Distributors — 0.1%
Genuine Parts Co.	416,838	28,065,703
LKQ Corp.(a)(b)	799,201	16,391,612

		44,457,315

Diversified Consumer Services — 0.2%
frontdoor Inc.(a)(b)	251,429	8,744,700
Graham Holdings Co., Class B	12,439	4,243,814
Grand Canyon Education Inc.(a)(b)	127,508	9,726,948
H&R Block Inc.(a)	490,586	6,907,451
Service Corp. International	336,368	13,155,352
ServiceMaster Global Holdings Inc.(a)(b)	332,068	8,965,836

		51,744,101

Diversified Financial Services — 3.6%
Berkshire Hathaway Inc., Class B(b)	5,814,732	1,063,107,452
Equitable Holdings Inc.	1,228,736	17,755,235
Jefferies Financial Group Inc.	751,796	10,277,051
Voya Financial Inc.(a)	376,963	15,285,850

		1,106,425,588

Diversified Telecommunication Services — 4.3%
AT&T Inc.	21,701,494	632,598,550
CenturyLink Inc.	3,228,548	30,542,064
GCI Liberty Inc., Class A(a)(b)	289,131	16,471,793
Verizon Communications Inc.	12,302,021	660,987,589

		1,340,599,996

Electric Utilities — 4.8%
Alliant Energy Corp.	712,411	34,402,327
American Electric Power Co. Inc.	1,466,535	117,293,469
Avangrid Inc.	171,828	7,522,630
Duke Energy Corp.	2,162,684	174,917,882
Edison International	1,038,541	56,901,661
Entergy Corp.	589,571	55,401,987
Evergy Inc.	674,882	37,152,254
Eversource Energy	960,889	75,151,129
Exelon Corp.	2,878,850	105,970,469
FirstEnergy Corp.	1,602,100	64,196,147
Hawaiian Electric Industries Inc.	325,626	14,018,199
IDACORP Inc.	151,767	13,323,625
NextEra Energy Inc.(a)	1,451,441	349,245,733
NRG Energy Inc.	747,918	20,388,245
OGE Energy Corp.	589,130	18,103,965
PG&E Corp.(a)(b)	1,571,424	14,127,102
Pinnacle West Capital Corp.	331,285	25,108,090
PPL Corp.	2,281,754	56,313,689
Southern Co. (The)	3,089,222	167,250,479
Xcel Energy Inc.	1,555,571	93,800,931

		1,500,590,013

Electrical Equipment — 0.7%
Acuity Brands Inc.	86,374	7,398,797
AMETEK Inc.	142,343	10,251,543
Eaton Corp. PLC	1,225,043	95,173,590
Emerson Electric Co.	1,659,646	79,082,132
GrafTech International Ltd.	168,991	1,372,207
Hubbell Inc.	75,027	8,608,598
nVent Electric PLC	437,659	7,383,307
Regal Beloit Corp.	120,582	7,590,637

Security	Shares	Value

Electrical Equipment (continued)
Sensata Technologies Holding PLC(a)(b)	276,586	$8,001,633

		224,862,444

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(b)	244,588	12,686,780
Avnet Inc.	293,293	7,361,654
Coherent Inc.(a)(b)	69,724	7,419,331
Corning Inc.	1,549,851	31,833,939
Dolby Laboratories Inc., Class A	161,384	8,748,627
FLIR Systems Inc.	364,469	11,622,916
IPG Photonics Corp.(a)(b)	97,814	10,786,928
Jabil Inc.	346,388	8,514,217
Littelfuse Inc.	68,007	9,073,494
National Instruments Corp.	358,924	11,873,206
SYNNEX Corp.	122,249	8,936,402
Trimble Inc.(a)(b)	612,514	19,496,321

		148,353,815

Energy Equipment & Services — 0.4%
Apergy Corp.(b)	228,218	1,312,254
Baker Hughes Co.	1,953,670	20,513,535
Halliburton Co.	2,582,230	17,688,276
Helmerich & Payne Inc.	315,883	4,943,569
National Oilwell Varco Inc.(a)	1,123,082	11,039,896
Patterson-UTI Energy Inc.	563,566	1,324,380
Schlumberger Ltd.	4,111,762	55,467,669
Transocean Ltd.(a)(b)	1,762,139	2,044,081

		114,333,660

Entertainment — 2.3%
Activision Blizzard Inc.	2,127,551	126,546,734
Cinemark Holdings Inc.	315,762	3,217,615
Electronic Arts Inc.(a)(b)	81,667	8,180,583
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	73,677	1,902,340
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	578,839	15,761,786
Lions Gate Entertainment Corp., Class A(b)	154,409	938,807
Lions Gate Entertainment Corp., Class B, NVS(b)	310,418	1,732,132
Madison Square Garden Co. (The), Class A(a)(b)	51,254	10,835,608
Take-Two Interactive Software Inc.(b)	178,651	21,189,795
Walt Disney Co. (The)	5,189,593	501,314,684
Zynga Inc., Class A(b)	1,982,393	13,579,392

		705,199,476

Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexandria Real Estate Equities Inc.	359,528	49,276,908
American Campus Communities Inc.	399,879	11,096,642
American Homes 4 Rent, Class A	446,999	10,370,377
Apartment Investment & Management Co., Class A	435,153	15,295,628
Apple Hospitality REIT Inc.	622,055	5,704,244
AvalonBay Communities Inc.	412,990	60,779,738
Boston Properties Inc.	458,511	42,288,470
Brandywine Realty Trust	546,660	5,750,863
Brixmor Property Group Inc.	866,099	8,227,941
Camden Property Trust	275,926	21,864,376
Colony Capital Inc.	1,338,670	2,342,673
Columbia Property Trust Inc.	340,212	4,252,650
CoreSite Realty Corp.	24,533	2,843,375
Corporate Office Properties Trust	324,330	7,177,423
Cousins Properties Inc.	431,446	12,628,424
CubeSmart	568,557	15,231,642
CyrusOne Inc.	329,325	20,335,819

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust Inc.	774,071	$107,526,203
Douglas Emmett Inc.	486,729	14,850,102
Duke Realty Corp.	1,089,483	35,277,460
Empire State Realty Trust Inc., Class A(a)	421,331	3,775,126
EPR Properties	230,534	5,583,533
Equity Commonwealth	356,630	11,308,737
Equity Residential	1,084,980	66,954,116
Essex Property Trust Inc.	194,044	42,736,251
Extra Space Storage Inc.(a)	70,249	6,727,044
Federal Realty Investment Trust	219,577	16,382,640
Gaming and Leisure Properties Inc.	600,017	16,626,471
Healthcare Trust of America Inc., Class A	642,907	15,609,782
Healthpeak Properties Inc.	1,500,625	35,789,906
Highwoods Properties Inc.	302,339	10,708,847
Host Hotels & Resorts Inc.	2,107,460	23,266,358
Hudson Pacific Properties Inc.	453,581	11,502,814
Invitation Homes Inc.	1,584,628	33,863,500
Iron Mountain Inc.	749,427	17,836,363
JBG SMITH Properties	361,608	11,509,983
Kilroy Realty Corp.	307,880	19,611,956
Kimco Realty Corp.	1,242,331	12,013,341
Life Storage Inc.	137,404	12,991,548
Macerich Co. (The)	418,546	2,356,414
Medical Properties Trust Inc.	1,520,990	26,297,917
Mid-America Apartment Communities Inc.	336,726	34,692,880
National Retail Properties Inc.	504,083	16,226,432
Omega Healthcare Investors Inc.	675,015	17,914,898
Outfront Media Inc.	360,227	4,855,860
Paramount Group Inc.	607,123	5,342,682
Park Hotels & Resorts Inc.	706,461	5,588,107
Prologis Inc.	2,174,776	174,786,747
Public Storage	106,528	21,157,526
Rayonier Inc.	383,607	9,033,945
Realty Income Corp.	966,835	48,206,393
Regency Centers Corp.	490,201	18,838,424
Retail Properties of America Inc., Class A	629,738	3,255,745
Service Properties Trust	481,353	2,599,306
Simon Property Group Inc.	104,035	5,707,360
SITE Centers Corp.	444,399	2,315,319
SL Green Realty Corp.	233,840	10,078,504
Spirit Realty Capital Inc.	293,320	7,670,318
STORE Capital Corp.	634,769	11,502,014
Sun Communities Inc.	205,808	25,695,129
Taubman Centers Inc.	173,113	7,249,972
UDR Inc.	814,681	29,768,444
Ventas Inc.	1,104,371	29,597,143
VEREIT Inc.	3,166,769	15,485,500
VICI Properties Inc.	1,355,551	22,556,369
Vornado Realty Trust	516,850	18,715,139
Weingarten Realty Investors	358,422	5,172,029
Welltower Inc.	1,218,086	55,763,977
Weyerhaeuser Co.	2,208,953	37,441,753
WP Carey Inc.	506,669	29,427,336

		1,533,218,856

Food & Staples Retailing — 2.2%
Casey’s General Stores Inc.(a)	82,656	10,951,093
Grocery Outlet Holding Corp.(a)(b)	133,327	4,578,449
Kroger Co. (The)	2,357,062	70,994,707
Sprouts Farmers Market Inc.(a)(b)	171,284	3,184,170
U.S. Foods Holding Corp.(a)(b)	646,600	11,451,286

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	2,236,792	$102,333,234
Walmart Inc.	4,130,493	469,306,615

		672,799,554

Food Products — 2.4%
Archer-Daniels-Midland Co.	1,652,022	58,118,134
Beyond Meat Inc.(a)(b)	144,228	9,605,585
Bunge Ltd.	404,389	16,592,081
Campbell Soup Co.	219,573	10,135,490
Conagra Brands Inc.	1,430,423	41,968,611
Flowers Foods Inc.	574,853	11,795,984
General Mills Inc.	1,796,081	94,779,194
Hain Celestial Group Inc. (The)(a)(b)	252,485	6,557,035
Hershey Co. (The)	54,448	7,214,360
Hormel Foods Corp.	823,865	38,425,064
Ingredion Inc.	197,057	14,877,803
JM Smucker Co. (The)	326,507	36,242,277
Kellogg Co.	451,080	27,060,289
Kraft Heinz Co. (The)(a)	1,851,668	45,810,266
Lamb Weston Holdings Inc.	318,548	18,189,091
McCormick & Co. Inc./MD, NVS	128,363	18,126,139
Mondelez International Inc., Class A	4,220,456	211,360,436
Pilgrim’s Pride Corp.(a)(b)	102,182	1,851,538
Post Holdings Inc.(a)(b)	109,393	9,076,337
Seaboard Corp.	720	2,025,216
TreeHouse Foods Inc.(a)(b)	136,699	6,035,261
Tyson Foods Inc., Class A	853,519	49,393,145

		735,239,336

Gas Utilities — 0.2%
Atmos Energy Corp.	358,435	35,567,505
National Fuel Gas Co.	249,940	9,320,263
UGI Corp.	617,666	16,473,152

		61,360,920

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	2,899,672	228,813,117
Baxter International Inc.	758,925	61,617,121
Becton Dickinson and Co.	727,426	167,140,672
Cantel Medical Corp.(a)	48,207	1,730,631
Cooper Companies Inc. (The)(a)	124,706	34,377,703
Danaher Corp.	1,732,737	239,828,128
Dentsply Sirona Inc.	661,066	25,669,193
Envista Holdings Corp.(a)(b)	150,983	2,255,686
Hill-Rom Holdings Inc.	98,675	9,926,705
Hologic Inc.(b)	153,840	5,399,784
ICU Medical Inc.(a)(b)	41,174	8,307,678
Integra LifeSciences Holdings Corp.(a)(b)	209,872	9,374,982
Medtronic PLC	3,989,045	359,732,078
Steris PLC(a)	236,074	33,043,278
West Pharmaceutical Services Inc.(a)	52,547	8,000,281
Zimmer Biomet Holdings Inc.	608,484	61,505,563

		1,256,722,600

Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)(b)	257,367	4,722,684
Anthem Inc.	533,307	121,082,021
Cardinal Health Inc.	867,460	41,586,032
Centene Corp.(b)	251,452	14,938,763
Cigna Corp.(b)	755,034	133,776,924
Covetrus Inc.(a)(b)	320,289	2,607,152
CVS Health Corp.	3,854,606	228,693,774
DaVita Inc.(b)	260,415	19,807,165

20	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Encompass Health Corp.	143,352	$9,178,829
HCA Healthcare Inc.	321,364	28,874,555
Henry Schein Inc.(a)(b)	382,942	19,346,230
Humana Inc.	225,236	70,728,609
Laboratory Corp. of America Holdings(b)	269,680	34,084,855
McKesson Corp.	426,353	57,668,507
MEDNAX Inc.(a)(b)	242,181	2,818,987
Molina Healthcare Inc.(b)	38,438	5,370,173
Premier Inc., Class A(a)(b)	187,516	6,135,524
Quest Diagnostics Inc.	396,723	31,856,857
Universal Health Services Inc., Class B	235,270	23,310,552

		856,588,193

Health Care Technology — 0.0%
Change Healthcare Inc.(a)(b)	369,336	3,689,667

Hotels, Restaurants & Leisure — 1.5%
Aramark	754,901	15,075,373
Caesars Entertainment Corp.(a)(b)	1,706,727	11,537,475
Carnival Corp.	1,180,810	15,551,268
Choice Hotels International Inc.	56,321	3,449,661
Dunkin’ Brands Group Inc.	16,142	857,140
Extended Stay America Inc.(a)	573,173	4,189,895
Hilton Grand Vacations Inc.(a)(b)	218,910	3,452,211
Hyatt Hotels Corp., Class A(a)	107,066	5,128,461
International Game Technology PLC	290,335	1,727,493
Las Vegas Sands Corp.	522,937	22,209,134
McDonald’s Corp.	1,879,520	310,778,632
MGM Resorts International	1,309,014	15,446,365
Norwegian Cruise Line Holdings Ltd.(b)	500,917	5,490,050
Royal Caribbean Cruises Ltd.	508,620	16,362,305
Six Flags Entertainment Corp.	213,607	2,678,632
Vail Resorts Inc.	12,766	1,885,666
Wyndham Destinations Inc.	256,580	5,567,786
Wyndham Hotels & Resorts Inc.(a)	192,125	6,053,859
Wynn Resorts Ltd.	49,876	3,002,037
Yum China Holdings Inc.	207,232	8,834,300
Yum! Brands Inc.	100,561	6,891,445

		466,169,188

Household Durables — 0.5%
DR Horton Inc.	995,634	33,851,556
Garmin Ltd.	430,032	32,235,199
Leggett & Platt Inc.	382,941	10,216,866
Lennar Corp., Class A	486,421	18,581,282
Lennar Corp., Class B	19,890	575,219
Mohawk Industries Inc.(a)(b)	176,090	13,425,101
Newell Brands Inc.	1,119,811	14,871,090
PulteGroup Inc.	746,957	16,672,080
Toll Brothers Inc.	362,003	6,968,558
Whirlpool Corp.	182,514	15,659,701

		163,056,652

Household Products — 3.4%
Clorox Co. (The)	68,315	11,835,574
Colgate-Palmolive Co.	2,495,754	165,618,235
Energizer Holdings Inc.	179,629	5,433,777
Kimberly-Clark Corp.	1,013,370	129,579,622
Procter & Gamble Co. (The)	6,814,052	749,545,720
Reynolds Consumer Products Inc.	84,008	2,450,513
Spectrum Brands Holdings Inc.	135,472	4,927,117

		1,069,390,558

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	1,981,976	$26,954,873
Vistra Energy Corp.	1,248,003	19,918,128

		46,873,001

Industrial Conglomerates — 1.6%
3M Co.	390,395	53,292,822
Carlisle Companies Inc.(a)	20,014	2,507,354
General Electric Co.	25,695,752	204,024,271
Honeywell International Inc.	1,093,357	146,280,233
Roper Technologies Inc.	256,788	80,069,066

		486,173,746

Insurance — 4.1%
Aflac Inc.	2,155,507	73,804,560
Alleghany Corp.	37,294	20,599,341
Allstate Corp. (The)	944,338	86,624,125
American Financial Group Inc./OH	218,199	15,291,386
American International Group Inc.	2,583,397	62,647,377
American National Insurance Co.	19,368	1,595,536
Arch Capital Group Ltd.(b)	981,607	27,936,535
Arthur J Gallagher & Co.	436,440	35,574,224
Assurant Inc.	181,683	18,911,383
Assured Guaranty Ltd.	275,790	7,112,624
Athene Holding Ltd., Class A(a)(b)	240,597	5,971,618
Axis Capital Holdings Ltd.	220,268	8,513,358
Brighthouse Financial Inc.(a)(b)	314,445	7,600,136
Brown & Brown Inc.	664,150	24,055,513
Chubb Ltd.	1,337,946	149,435,189
Cincinnati Financial Corp.(a)	451,308	34,051,189
CNA Financial Corp.	81,702	2,536,030
Erie Indemnity Co., Class A, NVS	26,049	3,861,504
Everest Re Group Ltd.	82,856	15,943,151
Fidelity National Financial Inc.	789,421	19,640,794
First American Financial Corp.	318,451	13,505,507
Globe Life Inc.	320,334	23,054,438
Hanover Insurance Group Inc. (The)	114,492	10,370,685
Hartford Financial Services Group Inc. (The)	1,068,575	37,656,583
Kemper Corp.(a)	148,867	11,071,239
Lincoln National Corp.	594,155	15,638,160
Loews Corp.(a)	741,282	25,818,852
Markel Corp.(a)(b)	36,883	34,223,367
Marsh & McLennan Companies Inc.	183,082	15,829,270
Mercury General Corp.	80,976	3,297,343
MetLife Inc.	2,308,507	70,571,059
Old Republic International Corp.	828,985	12,642,021
Primerica Inc.(a)	33,995	3,007,878
Principal Financial Group Inc.	813,151	25,484,152
Progressive Corp. (The)	1,164,362	85,976,490
Prudential Financial Inc.	1,177,181	61,378,217
Reinsurance Group of America Inc.	183,115	15,407,296
RenaissanceRe Holdings Ltd.	79,903	11,931,116
Travelers Companies Inc. (The)	633,727	62,960,777
Unum Group	589,006	8,840,980
White Mountains Insurance Group Ltd.(a)	8,966	8,159,060
Willis Towers Watson PLC	382,580	64,981,213
WR Berkley Corp.	431,770	22,525,441

		1,266,036,717

Interactive Media & Services — 0.1%
IAC/InterActiveCorp.(b)	91,798	16,452,955
TripAdvisor Inc.	29,990	521,526
Zillow Group Inc., Class A(a)(b)	167,072	5,675,436

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class C, NVS(a)(b)	374,441	$13,487,365

		36,137,282

Internet & Direct Marketing Retail — 0.0%
Expedia Group Inc.	52,449	2,951,305
Qurate Retail Inc., Series A(b)	1,114,359	6,803,162

		9,754,467

IT Services — 1.3%
Akamai Technologies Inc.(a)(b)	40,616	3,715,958
Alliance Data Systems Corp.	106,555	3,585,576
Amdocs Ltd.	398,071	21,881,963
CACI International Inc., Class A(b)	72,886	15,389,879
Cognizant Technology Solutions Corp., Class A	1,505,913	69,979,777
DXC Technology Co.	758,481	9,898,177
Fidelity National Information Services Inc.	702,663	85,471,927
International Business Machines Corp.	1,040,520	115,424,884
Jack Henry & Associates Inc.	26,660	4,138,698
Leidos Holdings Inc.	396,135	36,305,773
Sabre Corp.	670,583	3,976,557
VeriSign Inc.(b)	94,884	17,087,659
Western Union Co. (The)	969,954	17,585,266

		404,442,094

Leisure Products — 0.0%
Brunswick Corp./DE	247,799	8,764,651
Mattel Inc.(b)	317,063	2,793,325
Polaris Inc.	18,747	902,668

		12,460,644

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.(a)(b)	57,906	1,608,629
Agilent Technologies Inc.	831,411	59,545,656
Avantor Inc.(a)(b)	270,597	3,379,757
Bio-Rad Laboratories Inc., Class A(b)	63,097	22,119,284
IQVIA Holdings Inc.(a)(b)	300,249	32,384,857
PerkinElmer Inc.(a)	254,148	19,132,261
PPD Inc.(b)	83,695	1,490,608
QIAGEN NV(a)(b)	656,115	27,294,384
Thermo Fisher Scientific Inc.	377,695	107,114,302

		274,069,738

Machinery — 2.2%
AGCO Corp.(a)	190,403	8,996,542
Caterpillar Inc.	1,467,474	170,285,683
Colfax Corp.(a)(b)	274,770	5,440,446
Crane Co.	155,116	7,628,605
Cummins Inc.	435,186	58,889,369
Deere & Co.	747,691	103,300,989
Dover Corp.	240,106	20,154,498
Flowserve Corp.	298,043	7,120,247
Fortive Corp.(a)	679,700	37,512,643
Gates Industrial Corp. PLC(a)(b)	135,888	1,002,853
IDEX Corp.	111,590	15,411,695
Ingersoll Rand Inc.(b)	420,047	10,417,172
ITT Inc.	257,331	11,672,534
Lincoln Electric Holdings Inc.	10,422	719,118
Nordson Corp.(a)	15,242	2,058,737
Oshkosh Corp.(a)	199,039	12,804,179
PACCAR Inc.	1,006,048	61,499,714
Parker-Hannifin Corp.	379,561	49,240,449
Pentair PLC	506,663	15,078,291
Snap-on Inc.	162,569	17,690,759
Stanley Black & Decker Inc.(a)	449,213	44,921,300

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	198,423	$6,417,000
Trinity Industries Inc.	314,086	5,047,362
WABCO Holdings Inc.(b)	24,687	3,333,979
Westinghouse Air Brake Technologies Corp.(a)	383,818	18,473,160
Woodward Inc.(a)	29,630	1,761,207

		696,878,531

Marine — 0.0%
Kirby Corp.(a)(b)	171,796	7,467,972

Media — 1.7%
Charter Communications Inc., Class A(a)(b)	183,482	80,055,031
Comcast Corp., Class A	7,089,269	243,729,068
Discovery Inc., Class A(a)(b)	459,155	8,925,973
Discovery Inc., Class C, NVS(a)(b)	1,012,570	17,760,478
DISH Network Corp., Class A(a)(b)	781,935	15,630,881
Fox Corp., Class A, NVS(a)	922,613	21,801,345
Fox Corp., Class B(b)	421,578	9,645,705
Interpublic Group of Companies Inc. (The)	1,031,892	16,706,332
John Wiley & Sons Inc., Class A	129,416	4,851,806
Liberty Broadband Corp., Class A(a)(b)	72,854	7,795,378
Liberty Broadband Corp., Class C, NVS(b)	315,349	34,915,441
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	250,157	7,927,475
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	460,713	14,567,745
New York Times Co. (The), Class A	389,657	11,966,367
News Corp., Class A, NVS(a)	1,135,278	10,189,120
News Corp., Class B(a)	389,459	3,501,236
Nexstar Media Group Inc., Class A	30,063	1,735,537
Omnicom Group Inc.	297,042	16,307,606
Sinclair Broadcast Group Inc., Class A	11,082	178,199
ViacomCBS Inc., Class A	13,427	239,403
ViacomCBS Inc., Class B, NVS	706,811	9,902,422

		538,332,548

Metals & Mining — 0.7%
Alcoa Corp.(a)(b)	550,580	3,391,573
Freeport-McMoRan Inc.	4,296,624	29,002,212
Newmont Corp.	2,425,613	109,831,757
Nucor Corp.	903,874	32,557,542
Reliance Steel & Aluminum Co.	192,041	16,820,871
Royal Gold Inc.	132,164	11,592,104
Southern Copper Corp.	67,864	1,911,050
Steel Dynamics Inc.	610,148	13,752,736
U.S. Steel Corp.(a)	535,484	3,378,904

		222,238,749

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	1,603,181	16,961,655
Annaly Capital Management Inc.	4,237,022	21,481,702
Chimera Investment Corp.	579,933	5,277,390
MFA Financial Inc.	1,406,939	2,180,755
New Residential Investment Corp.	1,202,094	6,022,491
Starwood Property Trust Inc.	795,609	8,154,992
Two Harbors Investment Corp.	768,942	2,929,669

		63,008,654

Multi-Utilities — 2.3%
Ameren Corp.	726,434	52,906,188
CenterPoint Energy Inc.	1,501,768	23,202,316
CMS Energy Corp.	839,223	49,304,351
Consolidated Edison Inc.	987,228	77,003,784
Dominion Energy Inc.	2,440,462	176,176,952

22	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	549,512	$52,187,155
MDU Resources Group Inc.	594,880	12,789,920
NiSource Inc.	1,104,998	27,591,800
Public Service Enterprise Group Inc.	1,497,292	67,243,384
Sempra Energy(a)	836,948	94,566,754
WEC Energy Group Inc.	935,810	82,472,935

		715,445,539

Multiline Retail — 0.5%
Dollar General Corp.	44,142	6,665,884
Dollar Tree Inc.(b)	319,562	23,478,220
Kohl’s Corp.	466,570	6,807,256
Macy’s Inc.(a)	890,353	4,371,633
Target Corp.	1,377,408	128,057,622

		169,380,615

Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp.	720,868	1,513,823
Antero Resources Corp.(a)(b)	952,166	678,799
Apache Corp.	1,124,393	4,699,963
Cabot Oil & Gas Corp.	449,682	7,730,034
Centennial Resource Development Inc./DE, Class A(a)(b)	564,528	148,471
Cheniere Energy Inc.(a)(b)	290,343	9,726,491
Chesapeake Energy Corp.(a)(b)	3,853,890	665,567
Chevron Corp.	5,666,784	410,615,169
Cimarex Energy Co.	296,319	4,987,049
Concho Resources Inc.	589,714	25,269,245
ConocoPhillips	3,224,313	99,308,840
Continental Resources Inc./OK(a)	281,416	2,150,018
Devon Energy Corp.	1,135,479	7,846,160
Diamondback Energy Inc.	376,010	9,851,462
EOG Resources Inc.	1,722,471	61,871,158
EQT Corp.(a)	748,497	5,291,874
Equitrans Midstream Corp.	541,416	2,723,322
Exxon Mobil Corp.	12,583,068	477,779,092
Hess Corp.(a)	796,915	26,537,269
HollyFrontier Corp.	453,658	11,119,158
Kinder Morgan Inc./DE	5,791,193	80,613,407
Kosmos Energy Ltd.	1,070,797	959,006
Marathon Oil Corp.	2,378,284	7,824,554
Marathon Petroleum Corp.	1,909,863	45,110,964
Murphy Oil Corp.	430,188	2,637,052
Noble Energy Inc.	1,404,166	8,481,163
Occidental Petroleum Corp.(a)	2,657,642	30,775,494
ONEOK Inc.	830,592	18,115,212
Parsley Energy Inc., Class A	373,500	2,140,155
PBF Energy Inc., Class A	352,552	2,496,068
Phillips 66	1,309,228	70,240,082
Pioneer Natural Resources Co.	280,386	19,669,078
Range Resources Corp.(a)	528,722	1,205,486
Targa Resources Corp.	677,862	4,684,026
Valero Energy Corp.	1,216,918	55,199,400
Williams Companies Inc. (The)	3,599,934	50,939,066
WPX Energy Inc.(a)(b)	1,226,136	3,739,715

		1,575,342,892

Paper & Forest Products — 0.0%
Domtar Corp.	176,812	3,826,212

Personal Products — 0.1%
Coty Inc., Class A	865,857	4,467,822

Security	Shares	Value

Personal Products (continued)
Herbalife Nutrition Ltd.(a)(b)	258,902	$7,549,582
Nu Skin Enterprises Inc., Class A	162,254	3,545,250

		15,562,654

Pharmaceuticals — 6.1%
Allergan PLC	973,774	172,455,375
Bristol-Myers Squibb Co.	2,867,973	159,860,815
Catalent Inc.(a)(b)	454,603	23,616,626
Elanco Animal Health Inc.(a)(b)	1,175,281	26,314,542
Horizon Therapeutics PLC(b)	481,608	14,265,229
Jazz Pharmaceuticals PLC(b)	19,069	1,901,942
Johnson & Johnson	6,704,044	879,101,290
Merck & Co. Inc.	396,965	30,542,487
Mylan NV(a)(b)	1,520,841	22,675,739
Nektar Therapeutics(a)(b)	421,235	7,519,045
Perrigo Co. PLC	373,742	17,973,253
Pfizer Inc.	16,537,329	539,778,418

		1,896,004,761

Professional Services — 0.2%
CoreLogic Inc.	214,686	6,556,511
Equifax Inc.(a)	56,783	6,782,729
IHS Markit Ltd.	432,634	25,958,040
ManpowerGroup Inc.	175,836	9,317,550
Nielsen Holdings PLC(a)	919,591	11,531,671

		60,146,501

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	631,665	23,820,087
Howard Hughes Corp. (The)(a)(b)	87,577	4,424,390
Jones Lang LaSalle Inc.(a)	134,047	13,536,066

		41,780,543

Road & Rail — 1.2%
AMERCO	27,170	7,894,244
CSX Corp.	1,401,536	80,308,013
JB Hunt Transport Services Inc.(a)	174,710	16,113,503
Kansas City Southern(a)	284,145	36,137,561
Knight-Swift Transportation Holdings Inc.(a)	368,229	12,077,911
Landstar System Inc.(a)	11,022	1,056,569
Lyft Inc., Class A(a)(b)	520,752	13,982,191
Norfolk Southern Corp.	662,798	96,768,508
Old Dominion Freight Line Inc.(a)	167,688	22,010,727
Ryder System Inc.	162,938	4,308,081
Schneider National Inc., Class B(a)	164,451	3,180,482
Uber Technologies Inc.(a)(b)	2,509,048	70,052,620

		363,890,410

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices Inc.	943,996	84,629,241
Applied Materials Inc.	1,270,216	58,201,297
Cree Inc.(a)(b)	294,738	10,451,409
Cypress Semiconductor Corp.	1,092,410	25,475,001
First Solar Inc.(a)(b)	244,112	8,802,679
Intel Corp.	12,723,392	688,589,975
Lam Research Corp.(a)	51,732	12,415,680
Marvell Technology Group Ltd.	1,967,212	44,518,008
Maxim Integrated Products Inc.	500,863	24,346,950
Microchip Technology Inc.(a)	501,163	33,978,851
Micron Technology Inc.(a)(b)	3,283,646	138,110,151
MKS Instruments Inc.(a)	159,370	12,980,687
ON Semiconductor Corp.(a)(b)	1,211,659	15,073,038
Qorvo Inc.(b)	343,820	27,722,207

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.(a)	479,194	$42,830,360

		1,228,125,534

Software — 0.3%
2U Inc.(a)(b)	104,091	2,208,811
Autodesk Inc.(b)	148,847	23,235,017
Bill.Com Holdings Inc.(a)(b)	10,973	375,277
CERENCE Inc.(a)(b)	107,852	1,660,921
Ceridian HCM Holding Inc.(a)(b)	48,395	2,423,138
Citrix Systems Inc.(a)	37,632	5,326,809
Dynatrace Inc.(a)(b)	71,422	1,702,700
LogMeIn Inc.	144,214	12,010,142
Medallia Inc.(a)(b)	37,243	746,350
NortonLifeLock Inc.	1,666,988	31,189,345
Nuance Communications Inc.(a)(b)	837,271	14,049,407
SolarWinds Corp.(a)(b)	95,490	1,496,328
SS&C Technologies Holdings Inc.	63,129	2,766,313

		99,190,558

Specialty Retail — 1.3%
Advance Auto Parts Inc.	151,843	14,169,989
AutoNation Inc.(a)(b)	159,393	4,472,568
Best Buy Co. Inc.	526,473	30,008,961
CarMax Inc.(a)(b)	258,633	13,922,214
Dick’s Sporting Goods Inc.	172,718	3,671,985
Foot Locker Inc.	307,931	6,789,878
Gap Inc. (The)	625,506	4,403,562
Home Depot Inc. (The)	1,392,389	259,972,950
L Brands Inc.	568,876	6,576,206
Penske Automotive Group Inc.	100,218	2,806,104
Tiffany & Co.(a)	357,972	46,357,374
Urban Outfitters Inc.(b)	194,328	2,767,231
Williams-Sonoma Inc.	184,657	7,851,616

		403,770,638

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(b)	124,098	4,908,076
Hewlett Packard Enterprise Co.	3,877,096	37,646,602
HP Inc.	4,093,910	71,070,278
Western Digital Corp.	882,383	36,724,780
Xerox Holdings Corp.(b)	525,806	9,958,766

		160,308,502

Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.(a)(b)	246,699	2,661,882
Carter’s Inc.	68,559	4,506,383
Columbia Sportswear Co.(a)	30,589	2,134,195
Hanesbrands Inc.	245,886	1,935,123
PVH Corp.(a)	216,018	8,130,917
Ralph Lauren Corp.	140,422	9,384,402
Skechers U.S.A. Inc., Class A(b)	248,601	5,901,788
Tapestry Inc.	835,602	10,821,046
Under Armour Inc., Class A(a)(b)	191,966	1,768,007
Under Armour Inc., Class C, NVS(b)	196,381	1,582,831

		48,826,574

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	1,067,658	6,779,629
New York Community Bancorp. Inc.	1,344,277	12,622,761
TFS Financial Corp.	134,464	2,053,265

		21,455,655

Tobacco — 1.4%
Altria Group Inc.	2,844,769	110,007,217

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	4,620,119	$337,083,882

		447,091,099

Trading Companies & Distributors — 0.2%
Air Lease Corp.(a)	290,125	6,423,368
Fastenal Co.	169,101	5,284,406
HD Supply Holdings Inc.(b)	475,218	13,510,448
MSC Industrial Direct Co. Inc., Class A	134,364	7,385,989
United Rentals Inc.(a)(b)	64,091	6,594,964
Univar Solutions Inc.(a)(b)	501,978	5,381,204
Watsco Inc.	95,382	15,073,217
WESCO International Inc.(a)(b)	123,348	2,818,502

		62,472,098

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	217,496	5,491,774

Water Utilities — 0.3%
American Water Works Co. Inc.	535,610	64,037,532
Essential Utilities Inc.	639,952	26,046,046

		90,083,578

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	1,678,196	14,466,050
Telephone & Data Systems Inc.	295,908	4,959,418
T-Mobile U.S. Inc.(a)(b)	444,326	37,278,951
U.S. Cellular Corp.(b)	37,931	1,110,999

		57,815,418

Total Common Stocks — 99.5% (Cost: $36,855,568,932)		31,041,022,437

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(c)(d)(e)	591,562,932	591,444,619
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(c)(d)	88,826,000	88,826,000

		680,270,619

Total Short-Term Investments — 2.2% (Cost: $680,305,028)		680,270,619

Total Investments in Securities — 101.7% (Cost: $37,535,873,960)		31,721,293,056

Other Assets, Less Liabilities — (1.7)%		(545,502,273)

Net Assets — 100.0%		$31,175,790,783

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

24	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.	751,493	$13,346,516
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,637,763	68,507,626
Aerovironment Inc.(a)(b)	476,856	29,069,142
Astronics Corp.(a)(b)	510,228	4,683,893
Axon Enterprise Inc.(a)(b)	1,305,749	92,407,857
Cubic Corp.(b)	697,587	28,817,319
Ducommun Inc.(a)(b)	247,618	6,153,307
Kratos Defense & Security Solutions Inc.(a)(b)	2,009,289	27,808,560
Maxar Technologies Inc.(a)	1,337,094	14,280,164
Mercury Systems Inc.(a)(b)	1,215,117	86,686,447
Moog Inc., Class A	695,269	35,131,942
National Presto Industries Inc.	110,880	7,851,413
Park Aerospace Corp.	431,226	5,433,448
Parsons Corp.(a)(b)	429,266	13,719,341
Triumph Group Inc.(b)	1,062,635	7,183,413
Vectrus Inc.(a)(b)	256,035	10,602,409

		451,682,797

Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)(b)	1,310,675	23,959,139
Atlas Air Worldwide Holdings Inc.(a)(b)	521,124	13,377,253
Echo Global Logistics Inc.(a)(b)	597,810	10,210,595
Forward Air Corp.(b)	632,048	32,013,231
Hub Group Inc., Class A(a)(b)	724,435	32,940,059
Radiant Logistics Inc.(a)(b)	882,786	3,416,382

		115,916,659

Airlines — 0.3%
Allegiant Travel Co.	292,793	23,950,467
Hawaiian Holdings Inc.	1,017,322	10,620,842
Mesa Air Group Inc.(a)(b)	459,654	1,512,261
SkyWest Inc.	1,101,083	28,837,364
Spirit Airlines Inc.(a)(b)	1,543,739	19,898,796

		84,819,730

Auto Components — 0.8%
Adient PLC(a)	1,977,792	17,938,573
American Axle & Manufacturing Holdings Inc.(a)(b)	2,512,938	9,071,706
Cooper Tire & Rubber Co.(b)	1,123,358	18,310,735
Cooper-Standard Holdings Inc.(a)(b)	374,302	3,844,082
Dana Inc.	3,233,602	25,254,432
Dorman Products Inc.(a)(b)	603,482	33,354,450
Fox Factory Holding Corp.(a)(b)	843,450	35,424,900
Gentherm Inc.(a)(b)	736,592	23,128,989
LCI Industries	546,981	36,554,740
Modine Manufacturing Co.(a)(b)	1,093,928	3,555,266
Motorcar Parts of America Inc.(a)(b)	422,508	5,315,151
Standard Motor Products Inc.	475,226	19,755,145
Stoneridge Inc.(a)(b)	590,507	9,890,992
Tenneco Inc., Class A	1,162,333	4,184,399
Visteon Corp.(a)(b)	626,040	30,037,399

		275,620,959

Automobiles — 0.1%
Winnebago Industries Inc.	703,727	19,570,648

Banks — 9.0%
1st Constitution Bancorp	198,229	2,626,534
1st Source Corp.	320,938	10,408,019
ACNB Corp.	157,390	4,721,700
Allegiance Bancshares Inc.(b)	421,293	10,157,374
Amalgamated Bank, Class A	306,101	3,312,013

Security	Shares	Value

Banks (continued)
Amerant Bancorp Inc.(a)(b)	427,329	$6,576,593
American National Bankshares Inc.	238,844	5,708,372
Ameris Bancorp	1,365,579	32,446,157
Ames National Corp.	192,535	3,937,341
Arrow Financial Corp.	281,416	7,843,064
Atlantic Capital Bancshares Inc.(a)(b)	497,606	5,906,583
Atlantic Union Bankshares Corp.	1,790,816	39,218,870
Banc of California Inc.(b)	1,031,255	8,250,040
BancFirst Corp.	419,142	13,986,769
Bancorp. Inc. (The)(a)(b)	1,120,711	6,802,716
BancorpSouth Bank(b)	2,224,256	42,082,924
Bank First Corp.(b)	127,507	7,140,392
Bank of Commerce Holdings	398,649	3,137,368
Bank of Marin Bancorp	298,932	8,967,960
Bank of NT Butterfield & Son Ltd. (The)	1,187,003	20,214,661
Bank of Princeton (The)(b)	122,550	2,849,288
Bank7 Corp.(b)	97,847	776,905
BankFinancial Corp.	310,312	2,733,849
Bankwell Financial Group Inc.	152,180	2,322,267
Banner Corp.	726,534	24,004,683
Bar Harbor Bankshares	334,219	5,775,304
Baycom Corp.(a)(b)	236,790	2,853,320
BCB Bancorp. Inc.	322,454	3,434,135
Berkshire Hills Bancorp. Inc.	1,003,427	14,910,925
Boston Private Financial Holdings Inc.	1,808,889	12,933,556
Bridge Bancorp. Inc.	366,662	7,758,568
Brookline Bancorp. Inc.	1,677,726	18,924,749
Bryn Mawr Bank Corp.	450,876	12,795,861
Business First Bancshares Inc.	275,555	3,719,992
Byline Bancorp Inc.(b)	514,526	5,335,635
C&F Financial Corp.	70,447	2,810,835
Cadence Bancorp	2,648,297	17,346,345
Cambridge Bancorp	94,863	4,932,876
Camden National Corp.	338,957	10,660,198
Capital Bancorp Inc./MD(a)(b)	175,717	2,199,977
Capital City Bank Group Inc.(b)	296,691	5,969,423
Capstar Financial Holdings Inc.	322,617	3,190,682
Carolina Financial Corp.	523,964	13,554,949
Carter Bank & Trust(b)	500,291	4,592,671
Cathay General Bancorp	1,719,161	39,454,745
CBTX Inc.	410,834	7,300,520
CenterState Bank Corp.(b)	2,702,728	46,568,003
Central Pacific Financial Corp.	566,556	9,008,240
Central Valley Community Bancorp	242,814	3,166,295
Century Bancorp. Inc./MA, Class A, NVS	61,481	3,826,577
Chemung Financial Corp.(b)	82,735	2,728,600
Citizens & Northern Corp.	264,775	5,295,500
City Holding Co.	345,075	22,957,840
Civista Bancshares Inc.	338,957	5,070,797
CNB Financial Corp./PA	322,692	6,089,198
Coastal Financial Corp./WA(a)(b)	171,395	1,801,361
Codorus Valley Bancorp. Inc.	213,764	3,441,600
Colony Bankcorp Inc.	164,118	2,051,475
Columbia Banking System Inc.	1,527,224	40,929,603
Community Bank System Inc.(b)	1,072,515	63,063,882
Community Bankers Trust Corp.	499,092	2,420,596
Community Financial Corp. (The)	96,190	2,125,799
Community Trust Bancorp. Inc.	343,615	10,923,521
ConnectOne Bancorp. Inc.	761,330	10,232,275
CrossFirst Bankshares Inc.(a)(b)	1,062,610	8,925,924

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Customers Bancorp. Inc.(a)	634,283	$6,932,713
CVB Financial Corp.	2,976,146	59,671,727
Dime Community Bancshares Inc.	700,467	9,603,403
Eagle Bancorp. Inc.	697,979	21,085,946
Enterprise Bancorp. Inc./MA	208,676	5,632,165
Enterprise Financial Services Corp.(b)	544,826	15,206,094
Equity Bancshares Inc., Class A(a)(b)	333,877	5,759,378
Esquire Financial Holdings Inc.(a)(b)	143,916	2,165,936
Evans Bancorp. Inc.	105,008	2,552,744
Farmers & Merchants Bancorp. Inc./Archbold OH	222,667	5,769,302
Farmers National Banc Corp.	565,585	6,577,754
FB Financial Corp.(b)	387,812	7,647,653
Fidelity D&D Bancorp. Inc.(b)	59,344	3,027,731
Financial Institutions Inc.	341,827	6,200,742
First Bancorp. Inc./ME	226,775	4,989,050
First Bancorp./Puerto Rico	4,526,959	24,083,422
First Bancorp./Southern Pines NC	659,829	15,228,853
First Bancshares Inc. (The)	379,621	7,239,372
First Bank/Hamilton NJ(b)	383,529	2,661,691
First Busey Corp.	1,147,525	19,634,153
First Business Financial Services Inc.	181,556	2,814,118
First Capital Inc.(b)	71,686	4,293,991
First Choice Bancorp	222,773	3,343,823
First Commonwealth Financial Corp.	2,068,639	18,907,360
First Community Bankshares Inc.	401,398	9,352,573
First Financial Bancorp	2,091,254	31,180,597
First Financial Bankshares Inc.(b)	2,906,805	78,018,646
First Financial Corp./IN	290,832	9,806,855
First Financial Northwest Inc.	173,152	1,738,446
First Foundation Inc.(b)	891,099	9,107,032
First Guaranty Bancshares Inc.	114,821	1,656,867
First Internet Bancorp	206,660	3,393,357
First Interstate BancSystem Inc., Class A	848,457	24,469,500
First Merchants Corp.	1,209,750	32,046,277
First Mid Bancshares Inc.	321,692	7,636,968
First Midwest Bancorp. Inc.	2,290,581	30,315,840
First Northwest Bancorp	210,742	2,290,766
First of Long Island Corp. (The)	509,780	8,844,683
Flushing Financial Corp.	601,112	8,030,856
FNCB Bancorp Inc.	377,779	2,610,453
Franklin Financial Network Inc.(b)	303,023	6,178,639
Franklin Financial Services Corp.	92,496	2,539,015
Fulton Financial Corp.	3,597,013	41,329,679
FVCBankcorp Inc.(a)(b)	268,001	3,569,773
German American Bancorp. Inc.	559,698	15,363,710
Glacier Bancorp. Inc.	1,937,589	65,887,714
Great Southern Bancorp. Inc.(b)	252,204	10,189,042
Great Western Bancorp. Inc.	1,192,879	24,430,162
Guaranty Bancshares Inc./TX	181,847	4,207,940
Hancock Whitney Corp.	1,945,613	37,978,366
Hanmi Financial Corp.	656,288	7,120,725
Harborone Bancorp Inc.(a)	596,288	4,490,049
Hawthorn Bancshares Inc.	124,977	2,293,328
HBT Financial Inc.	205,059	2,159,271
Heartland Financial USA Inc.(b)	776,179	23,440,606
Heritage Commerce Corp.	1,225,250	9,397,667
Heritage Financial Corp./WA	806,706	16,134,120
Hilltop Holdings Inc.	1,567,410	23,699,239
Home BancShares Inc./AR	3,478,623	41,708,690
HomeTrust Bancshares Inc.(b)	349,371	5,561,986

Security	Shares	Value

Banks (continued)
Hope Bancorp Inc.	2,571,104	$21,134,475
Horizon Bancorp Inc./IN	849,589	8,376,948
Howard Bancorp. Inc.(a)(b)	277,019	3,008,426
IBERIABANK Corp.	1,170,183	42,313,817
Independent Bank Corp.(b)	712,692	45,875,984
Independent Bank Corp./MI	498,760	6,419,041
Independent Bank Group Inc.	799,195	18,924,938
International Bancshares Corp.	1,246,961	33,518,312
Investar Holding Corp.	206,734	2,639,993
Investors Bancorp. Inc.	5,095,835	40,715,722
Lakeland Bancorp. Inc.	1,103,738	11,931,408
Lakeland Financial Corp.	554,330	20,371,627
LCNB Corp.	275,533	3,471,716
Level One Bancorp. Inc.	108,884	1,959,912
Live Oak Bancshares Inc.(b)	589,883	7,355,841
Macatawa Bank Corp.	579,108	4,123,249
Mackinac Financial Corp.	203,685	2,128,508
MainStreet Bancshares Inc.(a)(b)	156,947	2,630,432
Malvern Bancorp. Inc.(a)(b)	159,519	1,954,108
Mercantile Bank Corp.	361,522	7,653,421
Metrocity Bankshares Inc.	358,148	4,204,658
Metropolitan Bank Holding Corp.(a)(b)	154,900	4,171,457
Mid Penn Bancorp. Inc.	152,328	3,084,642
Midland States Bancorp. Inc.	494,652	8,651,463
MidWestOne Financial Group Inc.	263,226	5,511,952
MutualFirst Financial Inc.(b)	125,946	3,551,677
MVB Financial Corp.	208,538	2,658,860
National Bank Holdings Corp., Class A	642,964	15,366,840
National Bankshares Inc.	141,603	4,517,136
NBT Bancorp. Inc.	920,900	29,827,951
Nicolet Bankshares Inc.(a)(b)	209,092	11,412,241
Northeast Bank(a)(b)	180,702	2,106,985
Northrim Bancorp. Inc.	150,504	4,063,608
Norwood Financial Corp.	130,285	3,478,609
Oak Valley Bancorp	146,946	2,312,930
OFG Bancorp	1,113,482	12,448,729
Ohio Valley Banc Corp.	94,130	2,822,017
Old National Bancorp./IN	3,606,419	47,568,667
Old Second Bancorp. Inc.(b)	637,850	4,407,543
Opus Bank	484,914	8,403,560
Origin Bancorp Inc.(b)	426,947	8,645,677
Orrstown Financial Services Inc.	226,288	3,115,986
Pacific Mercantile Bancorp.(a)(b)	429,781	2,024,269
Pacific Premier Bancorp. Inc.	1,237,509	23,314,670
Park National Corp.	297,401	23,090,214
Parke Bancorp. Inc.	218,720	2,950,533
PCB Bancorp	273,450	2,674,341
Peapack Gladstone Financial Corp.(b)	420,953	7,556,106
Penns Woods Bancorp. Inc.	156,792	3,810,046
Peoples Bancorp. Inc./OH	411,175	9,107,526
Peoples Bancorp. of North Carolina Inc.	100,101	2,038,056
Peoples Financial Services Corp.	157,449	6,257,023
People’s Utah Bancorp	346,383	6,709,439
Preferred Bank/Los Angeles CA	312,662	10,574,229
Premier Financial Bancorp. Inc.	297,833	3,693,129
Professional Holding Corp., Class A(a)(b)	76,531	1,220,669
QCR Holdings Inc.(b)	336,790	9,116,905
RBB Bancorp	358,563	4,919,484
Red River Bancshares Inc.(b)	110,636	4,117,872
Reliant Bancorp Inc.(b)	233,378	2,630,170

26	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Renasant Corp.(b)	1,243,067	$27,148,583
Republic Bancorp. Inc./KY, Class A	218,038	7,201,795
Republic First Bancorp. Inc.(a)(b)	1,042,755	2,283,633
Richmond Mutual Bancorp. Inc.(a)(b)	295,741	3,016,558
S&T Bancorp. Inc.	884,490	24,164,267
Sandy Spring Bancorp. Inc.	774,251	17,529,043
SB One Bancorp	180,869	3,074,773
Seacoast Banking Corp. of Florida(a)(b)	1,087,166	19,906,009
Select Bancorp. Inc.(a)(b)	364,984	2,784,828
ServisFirst Bancshares Inc.(b)	1,066,315	31,264,356
Shore Bancshares Inc.	284,002	3,081,422
Sierra Bancorp	315,233	5,541,796
Silvergate Capital Corp., Class A(a)	71,992	686,804
Simmons First National Corp., Class A	2,132,561	39,239,122
SmartFinancial Inc.(b)	281,025	4,274,390
South Plains Financial Inc.	227,426	3,522,829
South State Corp.	750,197	44,059,070
Southern First Bancshares Inc.(a)(b)	156,771	4,447,593
Southern National Bancorp. of Virginia Inc.	443,305	4,362,121
Southside Bancshares Inc.	718,685	21,840,837
Spirit of Texas Bancshares Inc.(a)(b)	307,256	3,177,027
Stock Yards Bancorp. Inc.	459,271	13,286,710
Summit Financial Group Inc.	242,640	5,146,394
Tompkins Financial Corp.	323,246	23,209,063
TowneBank/Portsmouth VA	1,493,120	27,010,541
TriCo Bancshares(b)	599,301	17,871,156
TriState Capital Holdings Inc.(a)(b)	555,898	5,375,534
Triumph Bancorp. Inc.(a)(b)	508,481	13,220,506
Trustmark Corp.	1,444,162	33,648,975
UMB Financial Corp.(b)	993,568	46,081,684
Union Bankshares Inc./Morrisville VT	86,654	1,949,715
United Bankshares Inc./WV	2,187,850	50,495,578
United Community Banks Inc./GA	1,655,841	30,318,449
United Security Bancshares/Fresno CA	309,070	1,978,048
Unity Bancorp. Inc.(b)	182,048	2,129,962
Univest Financial Corp.	653,257	10,661,154
Valley National Bancorp	8,691,844	63,537,380
Veritex Holdings Inc.	1,106,036	15,451,323
Washington Trust Bancorp. Inc.	342,968	12,538,910
WesBanco Inc.	1,446,484	34,281,671
West Bancorp. Inc.	360,108	5,887,766
Westamerica Bancorp	559,870	32,909,159

		2,920,665,633

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	187,278	68,835,902
Celsius Holdings Inc.(a)(b)	693,396	2,919,197
Coca-Cola Consolidated Inc.(b)	105,088	21,914,001
Craft Brew Alliance Inc.(a)(b)	259,987	3,873,806
MGP Ingredients Inc.(b)	295,683	7,950,916
National Beverage Corp.(a)(b)	264,762	11,292,099
New Age Beverages Corp.(a)(b)	1,597,924	2,221,114
Primo Water Corp.	4,008	36,316

		119,043,351

Biotechnology — 9.3%
89bio Inc.(a)(b)	66,212	1,671,853
Abeona Therapeutics Inc.(a)(b)	1,224,671	2,571,809
ACADIA Pharmaceuticals Inc.(a)(b)	2,519,399	106,444,608
Acceleron Pharma Inc.(a)(b)	1,008,305	90,616,370
Acorda Therapeutics Inc.(a)(b)	983,239	916,969

Security	Shares	Value

Biotechnology (continued)
Adamas Pharmaceuticals Inc.(a)(b)	538,341	$1,555,806
ADMA Biologics Inc.(a)(b)	1,552,373	4,470,834
Aduro Biotech Inc.(a)(b)	1,513,502	4,146,995
Adverum Biotechnologies Inc.(a)(b)	1,417,332	13,847,334
Aeglea BioTherapeutics Inc.(a)(b)	578,055	2,693,736
Affimed NV(a)(b)	1,645,435	2,599,787
Agenus Inc.(a)(b)	2,427,558	5,947,517
AgeX Therapeutics Inc.(a)(b)	469,921	437,027
Aimmune Therapeutics Inc.(a)(b)	1,001,661	14,443,952
Akcea Therapeutics Inc.(a)(b)	289,814	4,144,340
Akebia Therapeutics Inc.(a)(b)	2,637,075	19,989,029
Akero Therapeutics Inc.(a)(b)	187,676	3,978,731
Albireo Pharma Inc.(a)(b)	250,774	4,105,170
Aldeyra Therapeutics Inc.(a)(b)	515,089	1,272,270
Alector Inc.(a)(b)	774,191	18,681,229
Allakos Inc.(a)(b)	436,110	19,402,534
Allogene Therapeutics Inc.(a)(b)	872,627	16,963,869
AMAG Pharmaceuticals Inc.(a)(b)	754,088	4,660,264
Amicus Therapeutics Inc.(a)(b)	5,738,626	53,024,904
AnaptysBio Inc.(a)(b)	562,636	7,950,047
Anavex Life Sciences Corp.(a)(b)	1,102,112	3,471,653
Anika Therapeutics Inc.(a)(b)	304,144	8,792,803
Apellis Pharmaceuticals Inc.(a)(b)	1,284,747	34,418,372
Applied Therapeutics Inc.(a)(b)	182,467	5,964,846
Aprea Therapeutics Inc.(a)(b)	145,578	5,060,291
Arcus Biosciences Inc.(a)(b)	741,973	10,298,585
Arcutis Biotherapeutics Inc.(a)(b)	233,296	6,952,221
Ardelyx Inc.(a)(b)	1,399,778	7,957,738
Arena Pharmaceuticals Inc.(a)(b)	1,131,962	47,542,404
Arrowhead Pharmaceuticals Inc.(a)(b)	2,244,202	64,565,692
Assembly Biosciences Inc.(a)(b)	636,966	9,446,206
Atara Biotherapeutics Inc.(a)(b)	1,150,755	9,792,925
Athenex Inc.(a)(b)	1,522,851	11,786,867
Athersys Inc.(a)(b)	2,995,180	8,985,540
Atreca Inc., Class A(a)(b)	386,390	6,394,755
Avid Bioservices Inc.(a)(b)	1,238,241	6,327,412
Avrobio Inc.(a)(b)	523,987	8,153,238
Axcella Health Inc.(a)(b)	189,463	647,963
Beam Therapeutics Inc.(a)(b)	275,422	4,957,596
Beyondspring Inc.(a)(b)	287,111	3,677,892
BioCryst Pharmaceuticals Inc.(a)(b)	3,482,518	6,965,036
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	959,007	32,635,008
BioSpecifics Technologies Corp.(a)(b)	135,842	7,684,582
Bioxcel Therapeutics Inc.(a)(b)	161,109	3,600,786
Black Diamond Therapeutics Inc.(a)(b)	270,674	6,753,316
Blueprint Medicines Corp.(a)(b)	1,199,940	70,172,491
Bridgebio Pharma Inc.(a)(b)	1,679,725	48,712,025
Cabaletta Bio Inc.(a)(b)	146,940	1,072,662
Calithera Biosciences Inc.(a)(b)	1,133,629	5,033,313
Calyxt Inc.(a)(b)	205,917	685,704
CareDx Inc.(a)(b)	920,881	20,102,832
CASI Pharmaceuticals Inc.(a)(b)	1,077,871	2,198,857
Castle Biosciences Inc.(a)(b)	212,444	6,332,956
Catalyst Pharmaceuticals Inc.(a)(b)	2,195,062	8,450,989
Celcuity Inc.(a)(b)	123,123	800,300
Cellular Biomedicine Group Inc.(a)(b)	274,606	4,344,267
CEL-SCI Corp.(a)(b)	737,023	8,505,245
Centogene NV(a)	43,513	870,260
Checkpoint Therapeutics Inc.(a)(b)	509,420	769,224
ChemoCentryx Inc.(a)(b)	913,242	36,694,064

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Chimerix Inc.(a)	1,084,022	$1,560,992
Clovis Oncology Inc.(a)(b)	1,136,995	7,231,288
Coherus Biosciences Inc.(a)(b)	1,393,860	22,608,409
Concert Pharmaceuticals Inc.(a)(b)	594,223	5,252,931
Constellation Pharmaceuticals Inc.(a)(b)	423,683	13,316,357
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,472,429	7,715,528
Cortexyme Inc.(a)(b)	255,996	11,675,978
Crinetics Pharmaceuticals Inc.(a)(b)	243,931	3,585,786
Cue Biopharma Inc.(a)(b)	461,742	6,552,119
Cyclerion Therapeutics Inc.(a)(b)	521,663	1,382,407
Cytokinetics Inc.(a)(b)	1,262,160	14,880,866
CytomX Therapeutics Inc.(a)(b)	1,024,922	7,861,152
Deciphera Pharmaceuticals Inc.(a)(b)	470,104	19,354,182
Denali Therapeutics Inc.(a)(b)	1,168,619	20,462,519
Dicerna Pharmaceuticals Inc.(a)(b)	1,195,009	21,952,315
Dynavax Technologies Corp.(a)(b)	1,857,977	6,558,659
Eagle Pharmaceuticals Inc./DE(a)(b)	204,081	9,387,726
Editas Medicine Inc.(a)(b)	1,155,663	22,916,797
Eidos Therapeutics Inc.(a)(b)	254,112	12,448,947
Eiger BioPharmaceuticals Inc.(a)(b)	517,764	3,520,795
Emergent BioSolutions Inc.(a)(b)	1,023,361	59,211,667
Enanta Pharmaceuticals Inc.(a)	426,526	21,936,232
Enochian Biosciences Inc.(a)(b)	309,695	929,085
Epizyme Inc.(a)(b)	1,730,953	26,847,081
Esperion Therapeutics Inc.(a)(b)	566,733	17,869,092
Evelo Biosciences Inc.(a)(b)	290,821	1,092,033
Fate Therapeutics Inc.(a)(b)	1,359,748	30,200,003
FibroGen Inc.(a)(b)	1,760,007	61,160,243
Five Prime Therapeutics Inc.(a)(b)	785,521	1,783,133
Flexion Therapeutics Inc.(a)(b)	769,079	6,052,652
Forty Seven Inc.(a)(b)	563,615	53,780,143
Frequency Therapeutics Inc.(a)(b)	129,648	2,309,031
G1 Therapeutics Inc.(a)(b)	758,619	8,359,981
Galectin Therapeutics Inc.(a)(b)	933,580	1,829,817
Galera Therapeutics Inc.(a)	37,869	359,756
Geron Corp.(a)(b)	4,248,353	5,055,540
Global Blood Therapeutics Inc.(a)(b)	1,298,426	66,336,584
GlycoMimetics Inc.(a)(b)	746,780	1,702,658
Gossamer Bio Inc.(a)(b)	962,122	9,765,538
Gritstone Oncology Inc.(a)(b)	550,556	3,204,236
Halozyme Therapeutics Inc.(a)(b)	3,015,849	54,255,124
Harpoon Therapeutics Inc.(a)(b)	166,431	1,927,271
Heron Therapeutics Inc.(a)(b)	1,876,815	22,033,808
Homology Medicines Inc.(a)(b)	562,450	8,740,473
Hookipa Pharma Inc.(a)(b)	224,105	1,848,866
IGM Biosciences Inc.(a)(b)	111,640	6,268,586
ImmunoGen Inc.(a)(b)	3,787,549	12,915,542
Immunomedics Inc.(a)(b)	4,266,498	57,512,393
Inovio Pharmaceuticals Inc.(a)(b)	2,131,334	15,857,125
Insmed Inc.(a)(b)	1,988,965	31,883,109
Intellia Therapeutics Inc.(a)(b)	871,705	10,660,952
Intercept Pharmaceuticals Inc.(a)(b)	563,919	35,504,340
Invitae Corp.(a)(b)	1,930,021	26,383,387
Iovance Biotherapeutics Inc.(a)(b)	2,623,872	78,545,608
Ironwood Pharmaceuticals Inc.(a)(b)	3,499,744	35,312,417
Jounce Therapeutics Inc.(a)(b)	356,805	1,694,824
Kadmon Holdings Inc.(a)(b)	3,587,828	15,032,999
KalVista Pharmaceuticals Inc.(a)(b)	286,797	2,193,997
Karuna Therapeutics Inc.(a)(b)	235,350	16,945,200
Karyopharm Therapeutics Inc.(a)(b)	1,328,904	25,528,246

Security	Shares	Value

Biotechnology (continued)
Kezar Life Sciences Inc.(a)	695,095	$3,030,614
Kindred Biosciences Inc.(a)(b)	818,246	3,272,984
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	308,141	4,770,023
Kodiak Sciences Inc.(a)(b)	628,799	29,993,712
Krystal Biotech Inc.(a)(b)	234,495	10,139,564
Kura Oncology Inc.(a)(b)	764,874	7,610,496
La Jolla Pharmaceutical Co.(a)(b)	454,514	1,908,959
Lexicon Pharmaceuticals Inc.(a)(b)	923,681	1,801,178
Ligand Pharmaceuticals Inc.(a)(b)	382,909	27,845,142
Lineage Cell Therapeutics Inc.(a)(b)	2,419,670	2,003,729
LogicBio Therapeutics Inc.(a)(b)	171,242	845,935
MacroGenics Inc.(a)(b)	1,106,342	6,438,910
Madrigal Pharmaceuticals Inc.(a)(b)	202,325	13,507,217
Magenta Therapeutics Inc.(a)(b)	430,249	2,701,964
MannKind Corp.(a)(b)	4,141,784	4,266,038
Marker Therapeutics Inc.(a)(b)	598,512	1,137,173
MediciNova Inc.(a)(b)	912,776	3,395,527
MEI Pharma Inc.(a)(b)	2,233,251	3,595,534
MeiraGTx Holdings PLC(a)(b)	389,229	5,231,238
Mersana Therapeutics Inc.(a)(b)	793,170	4,624,181
Millendo Therapeutics Inc.(a)(b)	207,320	1,094,650
Minerva Neurosciences Inc.(a)(b)	648,881	3,906,264
Mirati Therapeutics Inc.(a)(b)	667,061	51,276,979
Mirum Pharmaceuticals Inc.(a)	60,795	851,130
Molecular Templates Inc.(a)(b)	455,259	6,050,392
Momenta Pharmaceuticals Inc.(a)(b)	2,542,745	69,162,664
Morphic Holding Inc.(a)(b)	240,202	3,526,165
Mustang Bio Inc.(a)(b)	614,880	1,647,878
Myriad Genetics Inc.(a)(b)	1,589,179	22,741,152
Natera Inc.(a)(b)	1,394,994	41,654,521
Neon Therapeutics Inc.(a)(b)	314,227	829,559
NextCure Inc.(a)(b)	325,498	12,066,211
Novavax Inc.(a)(b)	719,939	9,776,772
Oncocyte Corp.(a)(b)	474,683	1,162,973
Oncternal Therapeutics Inc.(b)(c)	13,273	27,210
OPKO Health Inc.(a)(b)	8,642,589	11,581,069
Organogenesis Holdings Inc.(a)(b)	232,736	751,737
Oyster Point Pharma Inc.(a)(b)	126,895	4,441,325
Palatin Technologies Inc.(a)(b)	5,340,080	2,262,058
PDL BioPharma Inc.(a)(b)	2,520,568	7,108,002
Pfenex Inc.(a)(b)	684,840	6,040,289
PhaseBio Pharmaceuticals Inc.(a)(b)	303,011	1,002,966
Pieris Pharmaceuticals Inc.(a)(b)	1,101,059	2,510,415
PolarityTE Inc.(a)(b)	310,306	335,130
Portola Pharmaceuticals Inc.(a)(b)	1,709,730	12,190,375
PRECIGEN Inc.(a)(b)	1,683,083	5,722,482
Precision BioSciences Inc.(a)(b)	807,779	4,870,907
Prevail Therapeutics Inc.(a)(b)	314,576	3,834,681
Principia Biopharma Inc.(a)(b)	412,334	24,484,393
Progenics Pharmaceuticals Inc.(a)(b)	1,964,821	7,466,320
Protagonist Therapeutics Inc.(a)(b)	412,258	2,910,541
Prothena Corp. PLC(a)(b)	895,507	9,581,925
PTC Therapeutics Inc.(a)(b)	1,347,041	60,091,499
Puma Biotechnology Inc.(a)(b)	679,367	5,733,857
Ra Pharmaceuticals Inc.(a)(b)	778,685	37,384,667
Radius Health Inc.(a)(b)	1,014,938	13,194,194
Rapt Therapeutics Inc.(a)(b)	35,070	745,939
REGENXBIO Inc.(a)(b)	745,847	24,150,526
Replimune Group Inc.(a)(b)	290,119	2,892,486
Retrophin Inc.(a)(b)	939,253	13,703,701

28	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
REVOLUTION Medicines Inc.(a)(b)	316,770	$6,940,431
Rhythm Pharmaceuticals Inc.(a)(b)	655,784	9,981,032
Rigel Pharmaceuticals Inc.(a)(b)	3,902,115	6,087,299
Rocket Pharmaceuticals Inc.(a)(b)	716,416	9,994,003
Rubius Therapeutics Inc.(a)(b)	771,934	3,435,106
Sangamo Therapeutics Inc.(a)(b)	2,574,768	16,401,272
Savara Inc.(a)(b)	798,870	1,693,604
Scholar Rock Holding Corp.(a)(b)	392,412	4,752,109
Seres Therapeutics Inc.(a)(b)	815,725	2,912,138
Solid Biosciences Inc.(a)(b)	400,718	957,716
Sorrento Therapeutics Inc.(a)(b)	2,969,092	5,463,129
Spectrum Pharmaceuticals Inc.(a)(b)	2,489,217	5,799,876
Spero Therapeutics Inc.(a)(b)	308,596	2,493,456
SpringWorks Therapeutics Inc.(a)(b)	235,458	6,357,366
Stemline Therapeutics Inc.(a)(b)	1,014,123	4,908,355
Stoke Therapeutics Inc.(a)(b)	381,347	8,732,846
Sutro Biopharma Inc.(a)(b)	240,268	2,450,734
Syndax Pharmaceuticals Inc.(a)(b)	444,016	4,870,856
Synlogic Inc.(a)(b)	326,622	561,790
Syros Pharmaceuticals Inc.(a)(b)	765,549	4,539,706
TCR2 Therapeutics Inc.(a)(b)	263,353	2,038,352
TG Therapeutics Inc.(a)(b)	1,925,952	18,951,368
Tocagen Inc.(a)(b)	441,293	538,377
Translate Bio Inc.(a)(b)	774,562	7,722,383
Turning Point Therapeutics Inc.(a)(b)	622,764	27,812,640
Twist Bioscience Corp.(a)(b)	586,135	17,924,008
Tyme Technologies Inc.(a)(b)	1,303,770	1,434,147
Ultragenyx Pharmaceutical Inc.(a)(b)	1,224,790	54,417,420
UNITY Biotechnology Inc.(a)(b)	646,316	3,748,633
UroGen Pharma Ltd.(a)(b)	419,481	7,483,541
Vanda Pharmaceuticals Inc.(a)(b)	1,178,927	12,213,684
VBI Vaccines Inc.(a)(b)	3,435,529	3,263,753
Veracyte Inc.(a)(b)	1,054,617	25,637,739
Vericel Corp.(a)(b)	1,000,828	9,177,593
Viela Bio Inc.(a)(b)	123,129	4,678,902
Viking Therapeutics Inc.(a)(b)	1,495,447	6,998,692
Vir Biotechnology Inc.(a)(b)	162,431	5,566,510
Voyager Therapeutics Inc.(a)(b)	533,317	4,879,851
X4 Pharmaceuticals Inc.(a)(b)	265,245	2,652,450
XBiotech Inc.(a)(b)	294,074	3,123,066
Xencor Inc.(a)(b)	1,056,314	31,562,662
Y-mAbs Therapeutics Inc.(a)(b)	528,660	13,798,026
ZIOPHARM Oncology Inc.(a)(b)	4,151,109	10,170,217

		3,019,183,385

Building Products — 1.5%
AAON Inc.(b)	920,497	44,478,415
Advanced Drainage Systems Inc.(b)	970,689	28,577,084
American Woodmark Corp.(a)(b)	375,313	17,103,013
Apogee Enterprises Inc.	592,954	12,345,302
Armstrong Flooring Inc.(a)(b)	393,007	562,000
Builders FirstSource Inc.(a)(b)	2,555,138	31,249,338
Caesarstone Ltd.	498,024	5,264,114
Cornerstone Building Brands Inc.(a)(b)	1,015,886	4,632,440
CSW Industrials Inc.(b)	334,778	21,710,353
Gibraltar Industries Inc.(a)	722,120	30,993,390
Griffon Corp.	829,314	10,490,822
Insteel Industries Inc.(b)	412,768	5,469,176
JELD-WEN Holding Inc.(a)(b)	1,527,305	14,860,678
Masonite International Corp.(a)	549,568	26,077,002
Patrick Industries Inc.(b)	512,180	14,422,989

Security	Shares	Value

Building Products (continued)
PGT Innovations Inc.(a)	1,280,016	$10,739,334
Quanex Building Products Corp.	737,572	7,434,726
Simpson Manufacturing Co. Inc.	1,003,986	62,227,052
Trex Co. Inc.(a)(b)	1,315,120	105,393,717
Universal Forest Products Inc.	1,334,873	49,643,927

		503,674,872

Capital Markets — 1.5%
Ares Management Corp., Class A	1,602,736	49,572,625
Artisan Partners Asset Management Inc., Class A	1,121,716	24,105,677
Assetmark Financial Holdings Inc.(a)(b)	307,459	6,269,089
Associated Capital Group Inc., Class A	49,194	1,505,336
B. Riley Financial Inc.	462,659	8,522,179
Blucora Inc.(a)	1,083,083	13,051,150
BrightSphere Investment Group PLC(a)	1,466,932	9,373,695
Calamos Asset Management Inc.(a)(c)	313,221	3
Cohen & Steers Inc.	510,619	23,207,634
Cowen Inc., Class A(b)	635,740	6,141,248
Diamond Hill Investment Group Inc.	70,010	6,317,702
Donnelley Financial Solutions Inc.(a)(b)	688,691	3,629,402
Federated Hermes Inc.	2,161,604	41,178,556
Focus Financial Partners Inc., Class A(a)(b)	695,666	16,007,275
GAIN Capital Holdings Inc.	421,243	2,350,536
GAMCO Investors Inc., Class A	125,316	1,377,223
Greenhill & Co. Inc.(b)	339,932	3,344,931
Hamilton Lane Inc., Class A(b)	493,124	27,274,688
Houlihan Lokey Inc.(b)	943,504	49,175,429
INTL. FCStone Inc.(a)(b)	361,930	13,123,582
Moelis & Co., Class A	1,064,401	29,909,668
Oppenheimer Holdings Inc., Class A, NVS	213,771	4,224,115
Piper Sandler Cos	296,999	15,019,239
PJT Partners Inc., Class A(b)	512,208	22,224,705
Pzena Investment Management Inc., Class A	400,365	1,785,628
Safeguard Scientifics Inc.(b)	435,682	2,418,035
Sculptor Capital Management Inc.	373,597	5,058,503
Siebert Financial Corp.(a)(b)	157,115	1,134,370
Silvercrest Asset Management Group Inc., Class A	176,370	1,668,460
Stifel Financial Corp.(b)	1,489,577	61,489,739
Value Line Inc.	24,287	785,684
Virtus Investment Partners Inc.	145,241	11,054,293
Waddell & Reed Financial Inc., Class A	1,523,625	17,338,853
Westwood Holdings Group Inc.	178,965	3,276,849
WisdomTree Investments Inc.	3,039,536	7,082,119

		489,998,220

Chemicals — 1.7%
Advanced Emissions Solutions Inc.	363,544	2,388,484
AdvanSix Inc.(a)(b)	628,392	5,994,860
American Vanguard Corp.(b)	654,077	9,457,953
Amyris Inc.(a)(b)	1,337,356	3,423,631
Balchem Corp.(b)	721,812	71,257,281
Chase Corp.	165,657	13,631,915
Ferro Corp.(a)(b)	1,823,264	17,065,751
Flotek Industries Inc.(a)(b)	1,145,627	1,019,608
FutureFuel Corp.	570,647	6,431,192
GCP Applied Technologies Inc.(a)(b)	1,212,548	21,583,354
Hawkins Inc.	215,433	7,669,415
HB Fuller Co.	1,141,671	31,886,871
Ingevity Corp.(a)(b)	941,301	33,133,795
Innospec Inc.	544,917	37,866,282
Intrepid Potash Inc.(a)(b)	2,123,458	1,698,766

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Koppers Holdings Inc.(a)(b)	426,012	$5,269,769
Kraton Corp.(a)(b)	698,869	5,660,839
Kronos Worldwide Inc.	513,752	4,336,067
Livent Corp.(a)(b)	3,318,020	17,419,605
LSB Industries Inc.(a)(b)	471,312	989,755
LyondellBasell(c)	555,980	240,739
Marrone Bio Innovations Inc.(a)(b)	1,156,486	944,733
Minerals Technologies Inc.(b)	772,634	28,015,709
OMNOVA Solutions Inc.(a)(b)	1,013,745	10,279,374
Orion Engineered Carbons SA	1,340,714	10,001,727
PolyOne Corp.	2,060,789	39,093,167
PQ Group Holdings Inc.(a)(b)	864,877	9,427,159
Quaker Chemical Corp.(b)	293,996	37,125,815
Rayonier Advanced Materials Inc.	1,077,807	1,142,475
Sensient Technologies Corp.	949,759	41,324,014
Stepan Co.	458,893	40,593,675
Trecora Resources(a)(b)	485,511	2,888,791
Tredegar Corp.	586,442	9,166,089
Trinseo SA	878,891	15,916,716
Tronox Holdings PLC, Class A(a)	2,035,722	10,137,896
Valhi Inc.	680,844	701,269

		555,184,541

Commercial Services & Supplies — 2.6%
ABM Industries Inc.	1,492,548	36,358,469
ACCO Brands Corp.	2,194,488	11,082,164
Advanced Disposal Services Inc.(a)(b)	1,629,716	53,454,685
Brady Corp., Class A, NVS	1,083,572	48,901,604
BrightView Holdings Inc.(a)(b)	719,909	7,962,194
Brink’s Co. (The)(b)	1,118,604	58,223,338
Casella Waste Systems Inc., Class A(a)(b)	1,027,123	40,119,424
CECO Environmental Corp.(a)(b)	682,184	3,185,799
Charah Solutions Inc.(a)(b)	232,289	397,214
Cimpress PLC(a)(b)	419,351	22,309,473
CompX International Inc.	33,829	514,201
Covanta Holding Corp.	2,634,243	22,522,778
Deluxe Corp.	945,878	24,526,617
Ennis Inc.	572,320	10,748,170
Harsco Corp.(a)(b)	1,745,572	12,166,637
Healthcare Services Group Inc.	1,664,973	39,809,504
Heritage-Crystal Clean Inc.(a)(b)	341,104	5,539,529
Herman Miller Inc.	1,320,216	29,308,795
HNI Corp.	965,762	24,327,545
Interface Inc.	1,312,386	9,921,638
Kimball International Inc., Class B, NVS	808,670	9,631,260
Knoll Inc.	1,101,009	11,362,413
Matthews International Corp., Class A	681,619	16,488,364
McGrath RentCorp	541,720	28,375,294
Mobile Mini Inc.	978,155	25,657,006
MSA Safety Inc.(b)	791,105	80,059,826
NL Industries Inc.(b)	176,856	527,031
PICO Holdings Inc.(a)(b)	407,265	3,168,522
Pitney Bowes Inc.	3,877,936	7,910,989
Quad/Graphics Inc.	774,930	1,952,824
RR Donnelley & Sons Co.	1,637,875	1,569,903
SP Plus Corp.(a)(b)	515,375	10,694,031
Steelcase Inc., Class A	1,966,056	19,404,973
Team Inc.(a)(b)	658,067	4,277,435
Tetra Tech Inc.(b)	1,222,311	86,319,603
U.S. Ecology Inc.	537,841	16,350,366
UniFirst Corp./MA(b)	339,583	51,307,595

Security	Shares	Value

Commercial Services & Supplies (continued)
Viad Corp.(b)	452,468	$9,605,896
VSE Corp.	190,301	3,119,033

		849,162,142

Communications Equipment — 1.3%
Acacia Communications Inc.(a)(b)	850,289	57,122,415
ADTRAN Inc.	1,065,880	8,185,958
Applied Optoelectronics Inc.(a)(b)	424,042	3,218,479
CalAmp Corp.(a)(b)	760,753	3,423,389
Calix Inc.(a)(b)	1,073,498	7,600,366
Cambium Networks Corp.(a)(b)	97,724	547,254
Casa Systems Inc.(a)(b)	699,313	2,447,596
Clearfield Inc.(a)(b)	235,636	2,792,287
Comtech Telecommunications Corp.	537,424	7,142,365
DASAN Zhone Solutions Inc.(a)(b)	178,470	747,789
Digi International Inc.(a)(b)	646,814	6,170,606
Extreme Networks Inc.(a)	2,687,871	8,305,521
Harmonic Inc.(a)(b)	1,980,559	11,408,020
Infinera Corp.(a)(b)	3,982,195	21,105,634
Inseego Corp.(a)(b)	1,052,320	6,555,954
InterDigital Inc.	698,371	31,168,298
KVH Industries Inc.(a)(b)	353,661	3,335,023
Lumentum Holdings Inc.(a)(b)	1,673,846	123,362,450
NETGEAR Inc.(a)(b)	667,385	15,243,073
NetScout Systems Inc.(a)(b)	1,588,808	37,607,085
Plantronics Inc.	768,960	7,735,738
Ribbon Communications Inc.(a)(b)	1,318,316	3,994,497
TESSCO Technologies Inc.(b)	136,619	668,067
Viavi Solutions Inc.(a)(b)	5,154,183	57,778,391

		427,666,255

Construction & Engineering — 1.1%
Aegion Corp.(a)(b)	681,031	12,210,886
Ameresco Inc., Class A(a)(b)	513,059	8,737,395
Arcosa Inc.(b)	1,088,698	43,264,859
Argan Inc.	328,668	11,362,053
Comfort Systems USA Inc.	813,428	29,730,793
Concrete Pumping Holdings Inc.(a)(b)	582,743	1,666,645
Construction Partners Inc., Class A(a)(b)	417,816	7,056,912
Dycom Industries Inc.(a)(b)	690,008	17,698,705
EMCOR Group Inc.(b)	1,251,069	76,715,551
Granite Construction Inc.	1,048,955	15,923,137
Great Lakes Dredge & Dock Corp.(a)(b)	1,386,392	11,507,054
IES Holdings Inc.(a)(b)	178,508	3,150,666
MasTec Inc.(a)(b)	1,343,698	43,979,236
MYR Group Inc.(a)(b)	356,485	9,336,342
Northwest Pipe Co.(a)(b)	216,254	4,811,651
NV5 Global Inc.(a)(b)	232,128	9,584,565
Primoris Services Corp.	1,000,722	15,911,480
Sterling Construction Co. Inc.(a)(b)	599,410	5,694,395
Tutor Perini Corp.(a)(b)	919,664	6,180,142
WillScot Corp.(a)(b)	1,178,137	11,934,528

		346,456,995

Construction Materials — 0.2%
Forterra Inc.(a)(b)	434,931	2,600,887
Summit Materials Inc., Class A(a)(b)	2,553,268	38,299,020
U.S. Concrete Inc.(a)(b)	356,647	6,469,577
U.S. Lime & Minerals Inc.	42,996	3,175,255

		50,544,739

Consumer Finance — 0.6%
Curo Group Holdings Corp.(b)	346,755	1,837,802

30	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Elevate Credit Inc.(a)(b)	530,812	$552,044
Encore Capital Group Inc.(a)(b)	691,570	16,168,907
Enova International Inc.(a)(b)	717,361	10,394,561
EZCORP Inc., Class A, NVS(a)(b)	1,133,888	4,728,313
FirstCash Inc.(b)	925,130	66,368,826
Green Dot Corp., Class A(a)(b)	1,085,026	27,548,810
LendingClub Corp.(a)(b)	1,510,135	11,854,560
Medallion Financial Corp.(a)(b)	455,743	847,682
Nelnet Inc., Class A(b)	403,008	18,300,593
Oportun Financial Corp.(a)(b)	163,470	1,724,609
PRA Group Inc.(a)(b)	1,008,913	27,967,068
Regional Management Corp.(a)(b)	190,979	2,608,773
World Acceptance Corp.(a)(b)	122,103	6,668,045

		197,570,593

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	579,834	18,027,039
Greif Inc., Class B	133,041	5,329,623
Myers Industries Inc.	815,932	8,771,269
UFP Technologies Inc.(a)(b)	156,590	5,964,513

		38,092,444

Distributors — 0.1%
Core-Mark Holding Co. Inc.(b)	1,013,583	28,958,066
Funko Inc., Class A(a)(b)	489,836	1,954,446
Greenlane Holdings Inc., Class A(a)(b)	304,641	523,983
Weyco Group Inc.	131,113	2,644,549

		34,081,044

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)	1,183,758	31,712,877
American Public Education Inc.(a)(b)	337,370	8,073,264
Carriage Services Inc.(b)	370,583	5,984,915
Chegg Inc.(a)(b)	2,650,813	94,846,089
Collectors Universe Inc.	200,754	3,145,815
Houghton Mifflin Harcourt Co.(a)(b)	2,382,416	4,478,942
K12 Inc.(a)(b)	881,986	16,634,256
Laureate Education Inc., Class A(a)(b)	2,526,877	26,557,477
OneSpaWorld Holdings Ltd.	1,038,452	4,216,115
Perdoceo Education Corp.(a)(b)	1,537,864	16,593,553
Regis Corp.(a)(b)	519,877	3,072,473
Select Interior Concepts Inc., Class A(a)(b)	472,600	978,282
Strategic Education Inc.(b)	478,214	66,835,189
WW International Inc.(a)(b)	1,046,457	17,695,588

		300,824,835

Diversified Financial Services — 0.3%
Alerus Financial Corp.	67,321	1,112,143
Banco Latinoamericano de Comercio Exterior SA, Class E	703,646	7,254,590
Cannae Holdings Inc.(a)(b)	1,656,937	55,490,820
FGL Holdings(b)	3,268,498	32,031,280
GWG Holdings Inc.(a)(b)	63,111	641,208
Marlin Business Services Corp.	188,874	2,109,723
On Deck Capital Inc.(a)(b)	1,468,476	2,261,453

		100,901,217

Diversified Telecommunication Services — 0.8%
Anterix Inc.(a)(b)	242,542	11,076,893
ATN International Inc.	247,654	14,539,766
Bandwidth Inc., Class A(a)(b)	360,256	24,241,626
Cincinnati Bell Inc.(a)(b)	1,081,510	15,833,306
Cogent Communications Holdings Inc.	950,795	77,936,666
Consolidated Communications Holdings Inc.	1,606,740	7,310,667

Security	Shares	Value

Diversified Telecommunication Services (continued)
Frontier Communications Corp.(a)(b)	2,469,352	$938,354
IDT Corp., Class B(a)	367,930	1,994,181
Intelsat SA(a)(b)	1,498,751	2,293,089
Iridium Communications Inc.(a)(b)	2,220,067	49,574,096
Ooma Inc.(a)(b)	460,091	5,488,886
ORBCOMM Inc.(a)(b)	1,643,662	4,010,535
Vonage Holdings Corp.(a)	5,066,768	36,632,733

		251,870,798

Electric Utilities — 1.2%
ALLETE Inc.	1,162,051	70,513,255
El Paso Electric Co.	905,837	61,560,682
Genie Energy Ltd., Class B	317,764	2,281,546
MGE Energy Inc.(b)	782,458	51,227,525
Otter Tail Corp.	883,846	39,295,793
PNM Resources Inc.	1,781,438	67,694,644
Portland General Electric Co.(b)	2,010,143	96,366,255
Spark Energy Inc., Class A	293,480	1,840,120

		390,779,820

Electrical Equipment — 1.1%
Allied Motion Technologies Inc.	163,881	3,883,980
American Superconductor Corp.(a)(b)	464,047	2,542,978
Atkore International Group Inc.(a)(b)	1,056,540	22,261,298
AZZ Inc.	583,982	16,421,574
Bloom Energy Corp., Class A(a)(b)	1,264,917	6,615,516
Encore Wire Corp.	457,578	19,213,700
Energous Corp.(a)(b)	614,434	456,524
EnerSys(b)	956,678	47,374,695
Generac Holdings Inc.(a)(b)	1,368,426	127,496,250
Plug Power Inc.(a)(b)	6,680,237	23,648,039
Powell Industries Inc.	197,088	5,059,249
Preformed Line Products Co.	66,800	3,328,644
Sunrun Inc.(a)(b)	2,528,005	25,532,850
Thermon Group Holdings Inc.(a)(b)	739,095	11,138,162
TPI Composites Inc.(a)(b)	644,812	9,530,321
Vicor Corp.(a)(b)	399,008	17,771,816
Vivint Solar Inc.(a)(b)	1,023,356	4,472,066

		346,747,662

Electronic Equipment, Instruments & Components — 2.9%
Airgain Inc.(a)(b)	204,450	1,510,886
Akoustis Technologies Inc.(a)(b)	554,931	2,979,979
Anixter International Inc.(a)	683,229	60,035,332
Arlo Technologies Inc.(a)(b)	1,674,405	4,068,804
Badger Meter Inc.(b)	640,647	34,338,679
Bel Fuse Inc., Class B, NVS	234,015	2,279,306
Belden Inc.(b)	874,843	31,564,335
Benchmark Electronics Inc.	821,693	16,425,643
Coda Octopus Group Inc.(a)(b)	102,310	573,959
CTS Corp.(b)	723,039	17,996,441
Daktronics Inc.	813,979	4,012,916
ePlus Inc.(a)(b)	302,673	18,953,383
Fabrinet(a)	817,308	44,592,324
FARO Technologies Inc.(a)(b)	388,774	17,300,443
Fitbit Inc., Class A(a)(b)	5,174,038	34,459,093
II-VI Inc.(a)(b)	2,023,327	57,664,819
Insight Enterprises Inc.(a)(b)	783,256	32,998,575
Iteris Inc.(a)(b)	896,678	2,869,370
Itron Inc.(a)(b)	768,758	42,919,759
KEMET Corp.(b)	1,276,094	30,830,431
Kimball Electronics Inc.(a)(b)	545,652	5,958,520

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)(b)	1,823,559	$24,399,219
Methode Electronics Inc.	818,553	21,634,356
MTS Systems Corp.	433,665	9,757,463
Napco Security Technologies Inc.(a)(b)	267,370	4,056,003
nLight Inc.(a)(b)	740,260	7,765,327
Novanta Inc.(a)(b)	751,276	60,011,927
OSI Systems Inc.(a)(b)	377,854	26,041,698
PAR Technology Corp.(a)(b)	257,205	3,307,656
PC Connection Inc.(b)	252,214	10,393,739
Plexus Corp.(a)(b)	645,393	35,212,642
Rogers Corp.(a)(b)	414,818	39,167,116
Sanmina Corp.(a)	1,538,711	41,976,036
ScanSource Inc.(a)(b)	570,545	12,203,958
Tech Data Corp.(a)(b)	794,821	104,002,328
TTM Technologies Inc.(a)(b)	2,216,031	22,913,761
Vishay Intertechnology Inc.(b)	2,974,234	42,858,712
Vishay Precision Group Inc.(a)(b)	232,445	4,667,496
Wrap Technologies Inc.(a)(b)	168,164	716,379

		935,418,813

Energy Equipment & Services — 0.5%
Archrock Inc.	2,893,643	10,880,098
Cactus Inc., Class A	1,054,669	12,234,160
Covia Holdings Corp.(a)(b)	919,025	525,131
Diamond Offshore Drilling Inc.(a)(b)	1,497,246	2,739,960
DMC Global Inc.(b)	319,223	7,345,321
Dril-Quip Inc.(a)(b)	809,469	24,688,805
Era Group Inc.(a)(b)	440,660	2,348,718
Exterran Corp.(a)	686,878	3,297,014
Forum Energy Technologies Inc.(a)(b)	1,845,426	327,194
Frank’s International NV(a)(b)	2,355,056	6,099,595
FTS International Inc.(a)(b)	760,356	169,559
Geospace Technologies Corp.(a)(b)	292,135	1,869,664
Helix Energy Solutions Group Inc.(a)(b)	3,168,755	5,196,758
Independence Contract Drilling Inc.(a)(b)	50,786	71,100
KLX Energy Services Holdings Inc.(a)(b)	459,888	321,922
Liberty Oilfield Services Inc., Class A	1,188,106	3,196,005
Mammoth Energy Services Inc.	262,726	196,729
Matrix Service Co.(a)	607,837	5,756,216
Nabors Industries Ltd.	7,971,791	3,109,796
National Energy Services Reunited Corp.(a)(b)	523,978	2,661,808
Natural Gas Services Group Inc.(a)(b)	293,612	1,309,510
NCS Multistage Holdings Inc.(a)(b)	218,710	139,974
Newpark Resources Inc.(a)(b)	1,977,532	1,773,846
NexTier Oilfield Solutions Inc.(a)(b)	3,647,455	4,267,522
Nine Energy Service Inc.(a)(b)	351,158	283,841
Noble Corp. PLC(a)(b)	5,456,501	1,418,690
Oceaneering International Inc.(a)	2,254,571	6,628,439
Oil States International Inc.(a)(b)	1,336,305	2,712,699
Pacific Drilling SA(a)(b)	659,406	283,545
ProPetro Holding Corp.(a)(b)	1,792,127	4,480,318
RigNet Inc.(a)(b)	313,061	563,510
RPC Inc.	1,275,064	2,626,632
SEACOR Holdings Inc.(a)(b)	395,129	10,652,678
SEACOR Marine Holdings Inc.(a)(b)	425,664	1,864,408
Seadrill Ltd.(a)(b)	1,295,040	556,867
Select Energy Services Inc., Class A(a)(b)	1,308,935	4,227,860
Smart Sand Inc.(a)(b)	453,599	471,743
Solaris Oilfield Infrastructure Inc., Class A	712,007	3,738,037
TETRA Technologies Inc.(a)(b)	2,856,834	914,187
Tidewater Inc.(a)(b)	880,993	6,237,431

Security	Shares	Value

Energy Equipment & Services (continued)
U.S. Silica Holdings Inc.	1,634,532	$2,942,158
U.S. Well Services Inc.(a)(b)	443,336	133,001

		151,262,449

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A(b)	1,151,514	3,638,784
Eros International PLC(a)(b)	1,635,394	2,698,400
Gaia Inc.(a)(b)	238,595	2,118,724
Glu Mobile Inc.(a)(b)	2,609,960	16,416,648
IMAX Corp.(a)(b)	1,171,798	10,604,772
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	223,762	4,363,359
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	804,547	15,334,666
LiveXLive Media Inc.(a)(b)	620,815	980,888
Marcus Corp. (The)	507,959	6,258,055
Reading International Inc., Class A, NVS(a)(b)	371,279	1,444,275

		63,858,571

Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	1,917,567	23,758,655
Agree Realty Corp.	929,409	57,530,417
Alexander & Baldwin Inc.	1,554,341	17,439,706
Alexander’s Inc.	47,733	13,171,921
American Assets Trust Inc.	1,082,545	27,063,625
American Finance Trust Inc.	2,392,245	14,951,531
Armada Hoffler Properties Inc.	1,256,283	13,442,228
Ashford Hospitality Trust Inc.	1,975,228	1,460,089
Bluerock Residential Growth REIT Inc.	502,769	2,800,423
Braemar Hotels & Resorts Inc.	658,928	1,120,178
BRT Apartments Corp.	215,241	2,206,220
CareTrust REIT Inc.	2,137,744	31,617,234
CatchMark Timber Trust Inc., Class A	1,086,660	7,845,685
CBL & Associates Properties Inc.(b)	3,871,651	774,717
Cedar Realty Trust Inc.	1,876,235	1,750,715
Chatham Lodging Trust	1,040,659	6,181,514
CIM Commercial Trust Corp.	266,090	2,950,938
City Office REIT Inc.	1,194,461	8,635,953
Clipper Realty Inc.	308,967	1,600,449
Community Healthcare Trust Inc.	426,874	16,340,737
CoreCivic Inc.	2,661,408	29,727,927
CorEnergy Infrastructure Trust Inc.(b)	294,602	5,414,785
CorePoint Lodging Inc.	925,419	3,627,642
DiamondRock Hospitality Co.	4,510,184	22,911,735
Diversified Healthcare Trust	5,268,521	19,124,731
Easterly Government Properties Inc.(b)	1,667,990	41,099,274
EastGroup Properties Inc.	861,091	89,966,788
Essential Properties Realty Trust Inc.	2,053,100	26,813,486
Farmland Partners Inc.(b)	636,396	3,862,924
First Industrial Realty Trust Inc.	2,824,003	93,841,620
Four Corners Property Trust Inc.	1,573,190	29,434,385
Franklin Street Properties Corp.(b)	2,311,068	13,242,420
Front Yard Residential Corp.	1,099,364	13,137,400
GEO Group Inc. (The)	2,662,365	32,374,358
Getty Realty Corp.	751,176	17,832,918
Gladstone Commercial Corp.	726,655	10,434,766
Gladstone Land Corp.(b)	413,556	4,900,639
Global Medical REIT Inc.(b)	864,748	8,751,250
Global Net Lease Inc.	2,012,409	26,905,908
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,413,486	28,849,249
Healthcare Realty Trust Inc.(b)	2,966,260	82,847,642

32	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	776,975	$2,781,571
Independence Realty Trust Inc.	2,053,353	18,356,976
Industrial Logistics Properties Trust	1,449,113	25,417,442
Innovative Industrial Properties Inc.	365,127	27,724,093
Investors Real Estate Trust	261,150	14,363,250
iStar Inc.	1,351,969	14,344,391
Jernigan Capital Inc.	484,490	5,310,010
Kite Realty Group Trust	1,872,728	17,734,734
Lexington Realty Trust	5,420,445	53,825,019
LTC Properties Inc.	879,352	27,171,977
Mack-Cali Realty Corp.	1,936,867	29,498,484
Monmouth Real Estate Investment Corp.	2,104,571	25,360,081
National Health Investors Inc.	954,347	47,259,263
National Storage Affiliates Trust	1,329,375	39,349,500
New Senior Investment Group Inc.	1,891,025	4,841,024
NexPoint Residential Trust Inc.(b)	444,392	11,203,122
Office Properties Income Trust	1,069,475	29,143,194
One Liberty Properties Inc.	358,408	4,992,623
Pebblebrook Hotel Trust(b)	2,906,681	31,653,756
Pennsylvania REIT(b)	1,547,411	1,410,620
Physicians Realty Trust	4,231,116	58,981,757
Piedmont Office Realty Trust Inc., Class A(b)	2,807,355	49,577,889
PotlatchDeltic Corp.(b)	1,482,907	46,548,451
Preferred Apartment Communities Inc., Class A	1,022,843	7,344,013
PS Business Parks Inc.	448,938	60,840,078
QTS Realty Trust Inc., Class A(b)	1,289,644	74,812,248
Retail Opportunity Investments Corp.	2,576,935	21,362,791
Retail Value Inc.	342,379	4,194,143
Rexford Industrial Realty Inc.	2,543,064	104,291,055
RLJ Lodging Trust(b)	3,773,584	29,132,069
RPT Realty	1,775,517	10,706,368
Ryman Hospitality Properties Inc.	1,098,098	39,366,813
Sabra Health Care REIT Inc.	4,522,126	49,381,616
Safehold Inc.(b)	285,075	18,025,292
Saul Centers Inc.	271,705	8,895,622
Seritage Growth Properties, Class A	764,696	6,966,381
STAG Industrial Inc.	3,354,217	75,536,967
Summit Hotel Properties Inc.	2,343,384	9,889,080
Sunstone Hotel Investors Inc.	5,032,833	43,835,975
Tanger Factory Outlet Centers Inc.(b)	2,022,106	10,110,530
Terreno Realty Corp.	1,478,793	76,527,538
UMH Properties Inc.	809,284	8,788,824
Uniti Group Inc.	4,130,619	24,907,633
Universal Health Realty Income Trust	286,195	28,851,318
Urban Edge Properties	2,596,073	22,871,403
Urstadt Biddle Properties Inc., Class A	672,790	9,486,339
Washington Prime Group Inc.(b)	4,286,986	3,451,452
Washington REIT(b)	1,840,760	43,938,941
Whitestone REIT	851,711	5,280,608
Xenia Hotels & Resorts Inc.	2,553,710	26,303,213

		2,269,692,319

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	712,258	13,354,838
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,489,305	63,402,598
Chefs’ Warehouse Inc. (The)(a)(b)	557,655	5,615,586
HF Foods Group Inc.(a)(b)	493,080	4,136,941
Ingles Markets Inc., Class A	319,521	11,553,879
Natural Grocers by Vitamin Cottage Inc.(b)	186,667	1,588,536
Performance Food Group Co.(a)(b)	2,568,290	63,488,129
PriceSmart Inc.(b)	503,538	26,460,922

Security	Shares	Value

Food & Staples Retailing (continued)
Rite Aid Corp.(a)(b)	1,236,516	$18,547,740
SpartanNash Co.	796,828	11,410,577
United Natural Foods Inc.(a)(b)	1,180,880	10,840,478
Village Super Market Inc., Class A	178,388	4,384,777
Weis Markets Inc.	214,086	8,918,823

		243,703,824

Food Products — 1.5%
Alico Inc.	115,377	3,581,302
B&G Foods Inc.(b)	1,422,372	25,730,709
Bridgford Foods Corp.(a)(b)	38,312	883,858
Calavo Growers Inc.	363,222	20,954,277
Cal-Maine Foods Inc.	706,166	31,057,181
Darling Ingredients Inc.(a)(b)	3,681,585	70,575,984
Farmer Bros. Co.(a)(b)	239,730	1,668,521
Fresh Del Monte Produce Inc.(b)	687,655	18,986,155
Freshpet Inc.(a)(b)	770,355	49,202,574
Hostess Brands Inc.(a)(b)	2,678,697	28,554,910
J&J Snack Foods Corp.(b)	338,994	41,018,274
John B Sanfilippo & Son Inc.(b)	191,643	17,132,884
Lancaster Colony Corp.(b)	423,811	61,300,023
Landec Corp.(a)(b)	580,881	5,047,856
Limoneira Co.	345,532	4,526,469
Sanderson Farms Inc.(b)	443,697	54,716,714
Seneca Foods Corp., Class A(a)	147,419	5,864,328
Simply Good Foods Co. (The)(a)(b)	1,849,654	35,624,336
Tootsie Roll Industries Inc.(b)	378,793	13,621,388

		490,047,743

Gas Utilities — 1.4%
Chesapeake Utilities Corp.(b)	357,846	30,670,981
New Jersey Resources Corp.	2,131,795	72,417,076
Northwest Natural Holding Co.	678,187	41,878,047
ONE Gas Inc.	1,169,867	97,824,279
RGC Resources Inc.	171,779	4,969,566
South Jersey Industries Inc.	2,076,669	51,916,725
Southwest Gas Holdings Inc.	1,216,445	84,615,914
Spire Inc.(b)	1,113,750	82,952,100

		467,244,688

Health Care Equipment & Supplies — 4.6%
Accuray Inc.(a)(b)	1,918,898	3,645,906
Alphatec Holdings Inc.(a)(b)	852,706	2,941,836
AngioDynamics Inc.(a)(b)	834,720	8,706,130
Antares Pharma Inc.(a)(b)	3,611,037	8,522,047
Apyx Medical Corp.(a)(b)	735,471	2,640,341
AtriCure Inc.(a)(b)	851,718	28,609,208
Atrion Corp.	31,863	20,710,950
Avanos Medical Inc.(a)(b)	1,060,228	28,551,940
Axogen Inc.(a)(b)	765,613	7,962,375
Axonics Modulation Technologies Inc.(a)(b)	416,226	10,576,303
BioLife Solutions Inc.(a)(b)	176,270	1,674,565
BioSig Technologies Inc.(a)(b)	346,114	1,450,218
Cardiovascular Systems Inc.(a)(b)	769,987	27,111,242
Cerus Corp.(a)(b)	3,519,345	16,364,954
Conformis Inc.(a)(b)	1,410,947	888,897
CONMED Corp.(b)	609,811	34,923,876
CryoLife Inc.(a)(b)	821,564	13,900,863
CryoPort Inc.(a)(b)	714,315	12,193,357
Cutera Inc.(a)(b)	319,281	4,169,810
CytoSorbents Corp.(a)(b)	710,013	5,488,400
ElectroCore Inc.(a)(b)	259,797	246,807

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
GenMark Diagnostics Inc.(a)(b)	1,243,338	$5,122,553
Glaukos Corp.(a)(b)	871,984	26,909,426
Globus Medical Inc., Class A(a)(b)	1,704,051	72,473,289
Haemonetics Corp.(a)(b)	1,129,975	112,613,308
Heska Corp.(a)(b)	156,200	8,637,860
Inogen Inc.(a)(b)	406,501	20,999,842
Integer Holdings Corp.(a)(b)	728,514	45,794,390
IntriCon Corp.(a)(b)	181,294	2,133,830
Invacare Corp.(b)	786,453	5,843,346
iRadimed Corp.(a)(b)	97,371	2,078,871
iRhythm Technologies Inc.(a)(b)	593,405	48,273,497
Lantheus Holdings Inc.(a)	867,140	11,064,706
LeMaitre Vascular Inc.(b)	370,565	9,234,480
LivaNova PLC(a)(b)	1,088,397	49,249,964
Meridian Bioscience Inc.(a)	932,940	7,836,696
Merit Medical Systems Inc.(a)(b)	1,198,810	37,462,812
Mesa Laboratories Inc.(b)	89,615	20,261,055
Misonix Inc.(a)(b)	187,888	1,769,905
Natus Medical Inc.(a)	760,221	17,583,912
Neogen Corp.(a)(b)	1,158,802	77,628,146
Neuronetics Inc.(a)(b)	312,230	590,115
Nevro Corp.(a)(b)	670,042	66,990,799
Novocure Ltd.(a)(b)	1,943,065	130,845,997
NuVasive Inc.(a)(b)	1,163,277	58,931,613
OraSure Technologies Inc.(a)(b)	1,378,576	14,833,478
Orthofix Medical Inc.(a)	405,580	11,360,296
OrthoPediatrics Corp.(a)(b)	224,781	8,910,319
Pulse Biosciences Inc.(a)(b)	257,697	1,845,110
Quidel Corp.(a)(b)	800,536	78,300,426
Rockwell Medical Inc.(a)(b)	1,438,853	2,949,649
RTI Surgical Holdings Inc.(a)(b)	1,244,652	2,128,355
SeaSpine Holdings Corp.(a)(b)	486,615	3,975,644
Senseonics Holdings Inc.(a)(b)	2,858,529	1,810,878
Shockwave Medical Inc.(a)(b)	573,139	19,016,752
SI-BONE Inc.(a)(b)	417,490	4,989,005
Sientra Inc.(a)(b)	861,326	1,714,039
Silk Road Medical Inc.(a)(b)	359,988	11,332,422
Soliton Inc.(a)(b)	132,858	1,076,150
STAAR Surgical Co.(a)(b)	996,095	32,134,025
Surmodics Inc.(a)(b)	295,725	9,853,557
Tactile Systems Technology Inc.(a)(b)	408,926	16,422,468
Tandem Diabetes Care Inc.(a)(b)	1,255,302	80,778,684
TransEnterix Inc.(a)(b)	311,795	109,689
TransMedics Group Inc.(a)(b)	319,701	3,861,988
Utah Medical Products Inc.	77,858	7,322,545
Vapotherm Inc.(a)(b)	328,314	6,182,153
Varex Imaging Corp.(a)(b)	842,985	19,144,189
ViewRay Inc.(a)(b)	2,362,884	5,907,210
Wright Medical Group NV(a)(b)	2,826,143	80,968,997
Zynex Inc.(a)(b)	343,853	3,806,453

		1,512,344,918

Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)(b)	432,520	7,850,238
Addus HomeCare Corp.(a)(b)	279,070	18,865,132
Amedisys Inc.(a)(b)	701,761	128,801,214
American Renal Associates Holdings Inc.(a)(b)	405,130	2,677,909
AMN Healthcare Services Inc.(a)(b)	1,027,187	59,381,680
Apollo Medical Holdings Inc.(a)(b)	138,638	1,791,203
Avalon GloboCare Corp.(a)(b)	478,708	741,997
BioTelemetry Inc.(a)(b)	741,407	28,551,584

Security	Shares	Value

Health Care Providers & Services (continued)
Brookdale Senior Living Inc.(a)(b)	4,211,941	$13,141,256
Catasys Inc.(a)(b)	155,878	2,374,022
Community Health Systems Inc.(a)(b)	1,998,107	6,673,677
CorVel Corp.(a)	197,842	10,784,367
Cross Country Healthcare Inc.(a)(b)	789,407	5,320,603
Ensign Group Inc. (The)	1,131,935	42,572,075
Enzo Biochem Inc.(a)(b)	961,652	2,432,980
Exagen Inc.(a)(b)	74,671	1,190,256
Genesis Healthcare Inc.(a)(b)	1,800,092	1,516,758
Hanger Inc.(a)(b)	824,765	12,849,839
HealthEquity Inc.(a)(b)	1,551,210	78,475,714
Joint Corp. (The)(a)(b)	288,521	3,130,453
LHC Group Inc.(a)(b)	674,177	94,519,615
Magellan Health Inc.(a)	492,478	23,693,117
National HealthCare Corp.	275,209	19,740,742
National Research Corp.	272,834	12,408,490
Option Care Health Inc.(a)(b)	694,993	6,581,584
Owens & Minor Inc.(b)	1,379,266	12,620,284
Patterson Companies Inc.	1,871,198	28,610,617
Pennant Group Inc. (The)(a)(b)	564,887	7,998,800
PetIQ Inc.(a)(b)	450,862	10,473,524
Progyny Inc.(a)(b)	261,606	5,543,431
Providence Service Corp. (The)(a)(b)	260,083	14,273,355
R1 RCM Inc.(a)(b)	2,320,193	21,090,554
RadNet Inc.(a)(b)	960,809	10,098,103
Select Medical Holdings Corp.(a)(b)	2,465,964	36,989,460
Surgery Partners Inc.(a)(b)	530,809	3,466,183
Tenet Healthcare Corp.(a)(b)	2,302,447	33,155,237
Tivity Health Inc.(a)(b)	1,080,887	6,798,779
Triple-S Management Corp., Class B(a)	529,575	7,467,008
U.S. Physical Therapy Inc.(b)	279,607	19,292,883

		803,944,723

Health Care Technology — 1.8%
Allscripts Healthcare Solutions Inc.(a)(b)	3,611,374	25,424,073
Castlight Health Inc., Class B(a)(b)	2,223,723	1,607,974
Computer Programs & Systems Inc.(b)	280,493	6,240,969
Evolent Health Inc., Class A(a)(b)	1,663,243	9,031,410
Health Catalyst Inc.(a)(b)	425,253	11,120,366
HealthStream Inc.(a)	582,315	13,946,444
HMS Holdings Corp.(a)(b)	1,968,072	49,733,179
Inovalon Holdings Inc., Class A(a)(b)	1,631,181	27,175,476
Inspire Medical Systems Inc.(a)(b)	300,654	18,123,423
Livongo Health Inc.(a)(b)	1,153,968	32,922,707
NextGen Healthcare Inc.(a)(b)	1,223,630	12,774,697
Omnicell Inc.(a)(b)	923,988	60,595,133
OptimizeRx Corp.(a)(b)	317,796	2,879,232
Phreesia Inc.(a)(b)	610,370	12,836,081
Schrodinger Inc.(a)(b)	309,095	13,328,176
Simulations Plus Inc.(b)	266,348	9,300,872
Tabula Rasa HealthCare Inc.(a)(b)	438,926	22,951,441
Teladoc Health Inc.(a)(b)	1,615,303	250,388,118
Vocera Communications Inc.(a)(b)	698,028	14,826,115

		595,205,886

Hotels, Restaurants & Leisure — 1.9%
BBX Capital Corp.	1,383,991	3,197,019
Biglari Holdings Inc., Class B, NVS(a)(b)	20,799	1,069,069
BJ’s Restaurants Inc.	438,433	6,089,834
Bloomin’ Brands Inc.	1,966,205	14,038,704
Bluegreen Vacations Corp.	170,467	985,299

34	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.(b)	1,804,329	$26,018,424
Brinker International Inc.(b)	845,930	10,159,619
Carrols Restaurant Group Inc.(a)(b)	760,048	1,383,287
Century Casinos Inc.(a)(b)	616,776	1,486,430
Cheesecake Factory Inc. (The)(b)	930,320	15,889,866
Churchill Downs Inc.(b)	787,310	81,053,565
Chuy’s Holdings Inc.(a)(b)	383,207	3,858,895
Cracker Barrel Old Country Store Inc.	538,864	44,844,262
Dave & Buster’s Entertainment Inc.(b)	699,038	9,143,417
Del Taco Restaurants Inc.(a)(b)	644,874	2,211,918
Denny’s Corp.(a)(b)	1,300,128	9,984,983
Dine Brands Global Inc.	363,634	10,429,023
Drive Shack Inc.(a)(b)	1,284,462	1,952,382
El Pollo Loco Holdings Inc.(a)(b)	436,492	3,688,357
Eldorado Resorts Inc.(a)(b)	1,486,478	21,405,283
Everi Holdings Inc.(a)(b)	1,785,850	5,893,305
Fiesta Restaurant Group Inc.(a)(b)	522,551	2,105,881
Golden Entertainment Inc.(a)	405,480	2,680,223
Inspired Entertainment Inc.(a)(b)	195,316	660,168
J Alexander’s Holdings Inc.(a)(b)	273,133	1,046,099
Jack in the Box Inc.	517,507	18,138,620
Kura Sushi USA Inc., Class A(a)(b)	75,611	904,308
Lindblad Expeditions Holdings Inc.(a)(b)	507,036	2,114,340
Marriott Vacations Worldwide Corp.	928,387	51,599,749
Monarch Casino & Resort Inc.(a)(b)	261,257	7,333,484
Nathan’s Famous Inc.	67,024	4,088,464
Noodles & Co.(a)(b)	630,738	2,970,776
Papa John’s International Inc.(b)	495,080	26,422,420
Penn National Gaming Inc.(a)(b)	2,455,385	31,060,620
PlayAGS Inc.(a)(b)	587,636	1,557,235
Potbelly Corp.(a)(b)	477,844	1,476,538
RCI Hospitality Holdings Inc.(b)	203,105	2,024,957
Red Lion Hotels Corp.(a)(b)	523,999	765,039
Red Robin Gourmet Burgers Inc.(a)(b)	303,383	2,584,823
Red Rock Resorts Inc., Class A(b)	1,580,210	13,510,796
Ruth’s Hospitality Group Inc.	616,531	4,118,427
Scientific Games Corp./DE, Class A(a)(b)	1,251,655	12,141,054
SeaWorld Entertainment Inc.(a)	1,067,491	11,763,751
Shake Shack Inc., Class A(a)(b)	646,069	24,382,644
Target Hospitality Corp.(a)(b)	729,406	1,451,518
Texas Roadhouse Inc.	1,480,963	61,163,772
Twin River Worldwide Holdings Inc.	389,011	5,061,033
Wingstop Inc.(b)	657,879	52,432,956

		620,342,636

Household Durables — 1.5%
Bassett Furniture Industries Inc.	214,108	1,166,889
Beazer Homes USA Inc.(a)(b)	673,081	4,334,642
Cavco Industries Inc.(a)(b)	192,616	27,917,763
Century Communities Inc.(a)(b)	639,696	9,281,989
Ethan Allen Interiors Inc.	537,065	5,488,804
Flexsteel Industries Inc.	156,711	1,717,553
GoPro Inc., Class A(a)(b)	2,918,600	7,646,732
Green Brick Partners Inc.(a)(b)	561,974	4,523,891
Hamilton Beach Brands Holding Co., Class A	146,719	1,395,298
Helen of Troy Ltd.(a)(b)	562,705	81,046,401
Hooker Furniture Corp.	266,570	4,161,158
Installed Building Products Inc.(a)(b)	504,030	20,095,676
iRobot Corp.(a)(b)	621,845	25,433,460
KB Home	1,944,611	35,197,459
La-Z-Boy Inc.	1,001,808	20,587,154

Security	Shares	Value

Household Durables (continued)
Legacy Housing Corp.(a)(b)	130,382	$1,206,034
LGI Homes Inc.(a)(b)	447,577	20,208,102
Lifetime Brands Inc.	249,551	1,409,963
Lovesac Co. (The)(a)(b)	196,087	1,143,187
M/I Homes Inc.(a)(b)	607,649	10,044,438
MDC Holdings Inc.	1,131,817	26,258,154
Meritage Homes Corp.(a)(b)	807,192	29,470,580
Purple Innovation Inc.(a)(b)	173,949	988,030
Skyline Champion Corp.(a)	1,124,697	17,635,249
Sonos Inc.(a)(b)	1,795,782	15,228,231
Taylor Morrison Home Corp.(a)(b)	2,919,770	32,117,470
TopBuild Corp.(a)(b)	750,028	53,732,006
TRI Pointe Group Inc.(a)(b)	3,120,192	27,364,084
Tupperware Brands Corp.(b)	1,139,231	1,845,554
Universal Electronics Inc.(a)	302,125	11,592,536
ZAGG Inc.(a)(b)	650,557	2,023,232

		502,261,719

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	221,860	6,101,150
Central Garden & Pet Co., Class A, NVS(a)(b)	906,151	23,170,281
Oil-Dri Corp. of America	113,948	3,810,421
WD-40 Co.	306,559	61,572,375

		94,654,227

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	2,293,165	4,907,373
Clearway Energy Inc., Class A	786,013	13,495,843
Clearway Energy Inc., Class C	1,775,341	33,376,411
Ormat Technologies Inc.(b)	890,175	60,229,240
Sunnova Energy International Inc.(a)(b)	712,596	7,175,842
TerraForm Power Inc., Class A	1,776,371	28,013,371

		147,198,080

Industrial Conglomerates — 0.0%
Raven Industries Inc.	805,405	17,098,748

Insurance — 2.7%
Ambac Financial Group Inc.(a)	1,023,603	12,631,261
American Equity Investment Life Holding Co.(b)	1,918,655	36,070,714
AMERISAFE Inc.(b)	411,984	26,560,608
Argo Group International Holdings Ltd.	732,016	27,128,513
Benefytt Technologies Inc.(a)(b)	219,419	4,912,791
BRP Group Inc., Class A(a)(b)	362,650	3,825,957
Citizens Inc./TX(a)(b)	1,114,329	7,265,425
CNO Financial Group Inc.	3,322,568	41,166,618
Crawford & Co., Class A, NVS	365,330	2,630,376
Donegal Group Inc., Class A	236,963	3,601,838
eHealth Inc.(a)(b)	510,814	71,932,827
Employers Holdings Inc.	656,286	26,586,146
Enstar Group Ltd.(a)(b)	257,617	40,973,984
FBL Financial Group Inc., Class A	217,555	10,153,292
FedNat Holding Co.	270,588	3,106,350
Genworth Financial Inc., Class A(a)	11,346,612	37,670,752
Global Indemnity Ltd.	186,920	4,766,460
Goosehead Insurance Inc., Class A(a)(b)	255,158	11,387,702
Greenlight Capital Re Ltd., Class A(a)(b)	658,653	3,918,985
Hallmark Financial Services Inc.(a)(b)	287,018	1,159,553
HCI Group Inc.	135,321	5,446,670
Heritage Insurance Holdings Inc.(b)	588,401	6,301,775
Horace Mann Educators Corp.	867,373	31,737,178
Independence Holding Co.(b)	110,690	2,829,236

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Investors Title Co.	31,654	$4,051,712
James River Group Holdings Ltd.	679,016	24,607,540
Kinsale Capital Group Inc.(b)	458,028	47,877,667
MBIA Inc.(a)	1,678,801	11,986,639
National General Holdings Corp.	1,515,970	25,089,303
National Western Life Group Inc., Class A	52,171	8,973,412
NI Holdings Inc.(a)(b)	213,063	2,889,134
Palomar Holdings Inc.(a)(b)	414,354	24,098,829
ProAssurance Corp.	1,123,999	28,099,975
ProSight Global Inc.(a)(b)	205,073	1,999,462
Protective Insurance Corp., Class B, NVS	209,640	2,882,550
RLI Corp.	894,976	78,695,240
Safety Insurance Group Inc.	329,724	27,838,597
Selective Insurance Group Inc.(b)	1,312,418	65,227,175
State Auto Financial Corp.(b)	380,274	10,567,814
Stewart Information Services Corp.	506,679	13,513,129
Third Point Reinsurance Ltd.(a)	1,659,833	12,299,363
Tiptree Inc.	560,603	2,926,348
Trupanion Inc.(a)(b)	645,792	16,809,966
United Fire Group Inc.	477,394	15,567,818
United Insurance Holdings Corp.	447,683	4,136,591
Universal Insurance Holdings Inc.	652,160	11,686,707
Watford Holdings Ltd.(a)(b)	399,531	5,853,129

		871,443,111

Interactive Media & Services — 0.3%
Cargurus Inc.(a)(b)	1,680,534	31,829,314
Cars.com Inc.(a)(b)	1,539,900	6,621,570
DHI Group Inc.(a)(b)	1,129,844	2,440,463
Eventbrite Inc., Class A(a)(b)	833,175	6,082,178
EverQuote Inc., Class A(a)(b)	202,697	5,320,796
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,604,096	2,887,373
Meet Group Inc. (The)(a)(b)	1,516,168	8,899,906
QuinStreet Inc.(a)(b)	1,023,889	8,242,307
Travelzoo(a)(b)	130,428	512,582
TrueCar Inc.(a)(b)	2,381,905	5,764,210
Yelp Inc.(a)(b)	1,529,113	27,569,907

		106,170,606

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com Inc., Class A(a)(b)	570,383	7,546,167
Duluth Holdings Inc., Class B(a)(b)	237,271	951,457
Groupon Inc.(a)(b)	10,087,918	9,888,177
Lands’ End Inc.(a)(b)	250,007	1,335,037
Leaf Group Ltd.(a)(b)	407,548	546,114
Liquidity Services Inc.(a)	631,351	2,449,642
PetMed Express Inc.	439,204	12,640,291
Quotient Technology Inc.(a)(b)	1,672,265	10,869,723
RealReal Inc. (The)(a)(b)	1,162,726	8,150,709
Rubicon Project Inc. (The)(a)(b)	1,098,853	6,098,634
Shutterstock Inc.(b)	425,958	13,698,809
Stamps.com Inc.(a)(b)	370,210	48,156,917
Stitch Fix Inc., Class A(a)(b)	923,148	11,723,980
Waitr Holdings Inc.(a)(b)	1,403,887	1,726,781

		135,782,438

IT Services — 2.3%
Brightcove Inc.(a)(b)	891,375	6,212,884
Cardtronics PLC, Class A(a)(b)	820,553	17,165,969
Cass Information Systems Inc.	313,435	11,020,375
Conduent Inc.(a)(b)	3,864,399	9,467,778
CSG Systems International Inc.(b)	737,384	30,859,520

Security	Shares	Value

IT Services (continued)
Endurance International Group Holdings Inc.(a)(b)	1,581,386	$3,052,075
EVERTEC Inc.	1,354,647	30,791,126
Evo Payments Inc., Class A(a)(b)	895,693	13,704,103
Exela Technologies Inc.(a)(b)	1,004,728	205,969
ExlService Holdings Inc.(a)	751,484	39,099,713
GTT Communications Inc.(a)(b)	734,854	5,842,089
Hackett Group Inc. (The)	553,976	7,046,575
I3 Verticals Inc., Class A(a)(b)	324,329	6,191,441
Information Services Group Inc.(a)(b)	773,345	1,987,497
International Money Express Inc.(a)(b)	403,802	3,686,712
KBR Inc.(b)	3,172,235	65,601,820
Limelight Networks Inc.(a)(b)	2,596,273	14,798,756
LiveRamp Holdings Inc.(a)(b)	1,502,571	49,464,637
ManTech International Corp./VA, Class A(b)	599,122	43,538,196
MAXIMUS Inc.	1,425,201	82,946,698
NIC Inc.	1,473,608	33,892,984
Paysign Inc.(a)(b)	706,633	3,646,226
Perficient Inc.(a)(b)	715,373	19,379,455
Perspecta Inc.(b)	3,135,201	57,186,066
PRGX Global Inc.(a)(b)	437,394	1,224,703
Priority Technology Holdings Inc.(a)(b)	144,661	280,642
Science Applications International Corp.	1,296,137	96,730,704
StarTek Inc.(a)(b)	358,988	1,349,795
Sykes Enterprises Inc.(a)(b)	854,783	23,181,715
TTEC Holdings Inc.	388,580	14,268,658
Tucows Inc., Class A(a)(b)	211,016	10,183,632
Unisys Corp.(a)(b)	1,074,852	13,274,422
Verra Mobility Corp.(a)(b)	2,883,366	20,587,233
Virtusa Corp.(a)(b)	641,802	18,227,177

		756,097,345

Leisure Products — 0.4%
Acushnet Holdings Corp.(b)	793,433	20,407,097
American Outdoor Brands Corp.(a)(b)	1,212,561	10,064,256
Callaway Golf Co.(b)	2,109,394	21,558,007
Clarus Corp.(b)	465,344	4,560,371
Escalade Inc.	249,011	1,481,615
Johnson Outdoors Inc., Class A	110,425	6,923,648
Malibu Boats Inc., Class A(a)(b)	456,104	13,131,234
Marine Products Corp.	183,489	1,482,591
MasterCraft Boat Holdings Inc.(a)(b)	402,137	2,935,600
Sturm Ruger & Co. Inc.	374,843	19,083,257
Vista Outdoor Inc.(a)(b)	1,287,475	11,329,780
YETI Holdings Inc.(a)(b)	1,257,086	24,538,319

		137,495,775

Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics Inc.(a)(b)	602,515	5,018,950
ChromaDex Corp.(a)(b)	925,338	3,016,602
Codexis Inc.(a)(b)	1,185,176	13,226,564
Fluidigm Corp.(a)(b)	1,527,089	3,878,806
Luminex Corp.(b)	937,652	25,813,560
Medpace Holdings Inc.(a)(b)	618,769	45,405,269
NanoString Technologies Inc.(a)(b)	758,916	18,251,930
NeoGenomics Inc.(a)(b)	2,137,899	59,027,391
Pacific Biosciences of California Inc.(a)(b)	3,226,269	9,872,383
Personalis Inc.(a)(b)	420,791	3,395,783
Quanterix Corp.(a)(b)	310,951	5,712,170
Repligen Corp.(a)(b)	1,169,566	112,909,902
Syneos Health Inc.(a)(b)	1,395,796	55,022,278

		360,551,588

36	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 3.5%
Alamo Group Inc.(b)	218,843	$19,428,881
Albany International Corp., Class A(b)	683,193	32,335,525
Altra Industrial Motion Corp.	1,440,780	25,199,242
Astec Industries Inc.(b)	503,670	17,613,340
Barnes Group Inc.	1,056,557	44,195,779
Blue Bird Corp.(a)(b)	346,935	3,792,000
Briggs & Stratton Corp.	912,828	1,652,219
Chart Industries Inc.(a)(b)	815,337	23,628,466
CIRCOR International Inc.(a)(b)	441,460	5,134,180
Columbus McKinnon Corp./NY(b)	515,443	12,886,075
Commercial Vehicle Group Inc.(a)(b)	698,728	1,055,079
Douglas Dynamics Inc.	499,470	17,736,180
Eastern Co. (The)	113,628	2,215,746
Energy Recovery Inc.(a)(b)	868,276	6,459,973
Enerpac Tool Group Corp.(b)	1,232,614	20,399,762
EnPro Industries Inc.(b)	461,034	18,247,726
ESCO Technologies Inc.(b)	572,720	43,475,175
Evoqua Water Technologies Corp.(a)(b)	1,692,080	18,968,217
Federal Signal Corp.	1,337,472	36,486,236
Franklin Electric Co. Inc.(b)	1,036,116	48,832,147
Gencor Industries Inc.(a)(b)	207,408	2,177,784
Gorman-Rupp Co. (The)(b)	396,536	12,375,889
Graham Corp.	209,430	2,701,647
Greenbrier Companies Inc. (The)	729,012	12,932,673
Helios Technologies Inc.	656,593	24,898,007
Hillenbrand Inc.	1,631,953	31,186,622
Hurco Companies Inc.	136,902	3,983,848
Hyster-Yale Materials Handling Inc.	229,576	9,203,702
John Bean Technologies Corp.(b)	699,251	51,933,372
Kadant Inc.(b)	246,676	18,414,363
Kennametal Inc.	1,841,055	34,280,444
LB Foster Co., Class A(a)(b)	225,106	2,782,310
Lindsay Corp.(b)	241,997	22,162,085
Luxfer Holdings PLC	626,968	8,865,327
Lydall Inc.(a)	381,187	2,462,468
Manitowoc Co. Inc. (The)(a)(b)	783,269	6,657,786
Mayville Engineering Co. Inc.(a)(b)	139,148	852,977
Meritor Inc.(a)(b)	1,591,963	21,093,510
Miller Industries Inc./TN	250,015	7,070,424
Mueller Industries Inc.	1,242,098	29,735,826
Mueller Water Products Inc., Class A	3,507,377	28,094,090
Navistar International Corp.(a)(b)	1,105,442	18,228,739
NN Inc.	937,724	1,622,262
Omega Flex Inc.	67,236	5,674,718
Park-Ohio Holdings Corp.	197,645	3,743,396
Proto Labs Inc.(a)(b)	604,557	46,024,924
RBC Bearings Inc.(a)(b)	543,745	61,328,999
REV Group Inc.	619,416	2,582,965
Rexnord Corp.	2,385,400	54,077,018
Spartan Motors Inc.(b)	757,904	9,784,541
SPX Corp.(a)(b)	975,062	31,826,024
SPX FLOW Inc.(a)(b)	944,729	26,849,198
Standex International Corp.	275,632	13,511,481
Tennant Co.(b)	403,311	23,371,872
Terex Corp.	1,412,925	20,289,603
Titan International Inc.(b)	1,199,507	1,859,236
TriMas Corp.(a)(b)	1,004,406	23,201,779
Twin Disc Inc.(a)	230,673	1,610,098
Wabash National Corp.	1,181,403	8,529,730
Watts Water Technologies Inc., Class A	618,791	52,380,658

Security	Shares	Value

Machinery (continued)
Welbilt Inc.(a)(b)	2,930,085	$15,031,336

		1,155,135,679

Marine — 0.1%
Costamare Inc.	1,157,148	5,230,309
Eagle Bulk Shipping Inc.(a)(b)	1,011,274	1,870,857
Genco Shipping & Trading Ltd.(b)	335,131	2,151,541
Matson Inc.	947,524	29,013,185
Safe Bulkers Inc.(a)(b)	1,135,665	1,351,441
Scorpio Bulkers Inc.	1,254,691	3,174,368

		42,791,701

Media — 0.7%
Boston Omaha Corp., Class A(a)(b)	244,482	4,427,569
Cardlytics Inc.(a)(b)	320,813	11,215,622
Central European Media Enterprises Ltd., Class A(a)(b)	2,051,359	6,420,754
Clear Channel Outdoor Holdings Inc.(a)(b)	1,037,091	663,738
comScore Inc.(a)(b)	1,081,521	3,049,889
Cumulus Media Inc., Class A(a)(b)	313,420	1,698,736
Daily Journal Corp.(a)(b)	25,351	5,787,633
Emerald Holding Inc.	565,720	1,465,215
Entercom Communications Corp., Class A	2,736,129	4,678,781
Entravision Communications Corp., Class A	1,374,318	2,789,866
EW Scripps Co. (The), Class A, NVS(b)	1,239,355	9,344,737
Fluent Inc.(a)(b)	942,053	1,102,202
Gannett Co. Inc.	2,621,277	3,879,490
Gray Television Inc.(a)(b)	2,054,403	22,064,288
Hemisphere Media Group Inc.(a)(b)	384,244	3,281,444
Lee Enterprises Inc.(a)(b)	1,182,725	1,162,619
Liberty Latin America Ltd., Class A(a)(b)	1,045,929	11,003,173
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,538,013	26,040,013
Loral Space & Communications Inc.(a)(b)	295,328	4,799,080
Marchex Inc., Class B(a)(b)	765,975	1,110,664
MDC Partners Inc., Class A(a)	1,270,366	1,842,031
Meredith Corp.	886,633	10,834,655
MSG Networks Inc., Class A(a)(b)	962,939	9,821,978
National CineMedia Inc.	1,376,362	4,486,940
Saga Communications Inc., Class A	83,599	2,299,809
Scholastic Corp., NVS	667,170	17,006,163
TechTarget Inc.(a)(b)	520,144	10,720,168
TEGNA Inc.(b)	4,874,656	52,938,764
Tribune Publishing Co.	393,486	3,191,171
WideOpenWest Inc.(a)(b)	544,363	2,591,168

		241,718,360

Metals & Mining — 1.0%
Allegheny Technologies Inc.(a)(b)	2,804,015	23,834,128
Carpenter Technology Corp.	1,061,517	20,699,582
Century Aluminum Co.(a)(b)	1,118,774	4,049,962
Cleveland-Cliffs Inc.(b)	8,849,596	34,955,904
Coeur Mining Inc.(a)(b)	5,335,988	17,128,521
Commercial Metals Co.	2,643,425	41,739,681
Compass Minerals International Inc.	763,181	29,359,573
Contura Energy Inc.(a)(b)	431,955	1,015,094
Ferroglobe PLC(a)(c)	1,289,900	13
Gold Resource Corp.(b)	1,367,666	3,761,082
Haynes International Inc.	281,341	5,798,438
Hecla Mining Co.(b)	11,620,617	21,149,523
Kaiser Aluminum Corp.	351,489	24,351,158
Materion Corp.(b)	458,624	16,056,426
NovaGold Resources Inc.(a)(b)	5,188,140	38,288,473

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Olympic Steel Inc.(b)	208,983	$2,162,974
Ramaco Resources Inc.(a)(b)	211,665	505,879
Ryerson Holding Corp.(a)(b)	386,209	2,054,632
Schnitzer Steel Industries Inc., Class A	579,002	7,550,186
SunCoke Energy Inc.	1,627,848	6,267,215
Synalloy Corp.(a)	175,179	1,529,313
TimkenSteel Corp.(a)(b)	916,262	2,959,526
Warrior Met Coal Inc.(b)	1,099,928	11,681,235
Worthington Industries Inc.	860,948	22,599,885

		339,498,403

Mortgage Real Estate Investment — 0.7%
AG Mortgage Investment Trust Inc.	745,734	2,043,311
Anworth Mortgage Asset Corp.	2,224,107	2,513,241
Apollo Commercial Real Estate Finance Inc.	3,459,311	25,668,088
Ares Commercial Real Estate Corp.	698,068	4,879,495
Arlington Asset Investment Corp., Class A	797,081	1,745,607
ARMOUR Residential REIT Inc.	1,341,725	11,820,597
Blackstone Mortgage Trust Inc., Class A	2,871,988	53,476,417
Capstead Mortgage Corp.	2,140,906	8,991,805
Cherry Hill Mortgage Investment Corp.	358,537	2,222,929
Colony Credit Real Estate Inc.	1,846,266	7,274,288
Dynex Capital Inc.	498,963	5,209,174
Ellington Financial Inc.	893,240	5,100,400
Exantas Capital Corp.	673,648	1,859,268
Granite Point Mortgage Trust Inc.	1,223,318	6,202,222
Great Ajax Corp.	415,859	2,644,862
Invesco Mortgage Capital Inc.	3,705,468	12,635,646
KKR Real Estate Finance Trust Inc.	580,650	8,715,557
Ladder Capital Corp.	2,332,066	11,053,993
New York Mortgage Trust Inc.	8,479,877	13,143,809
Orchid Island Capital Inc.	1,412,936	4,168,161
PennyMac Mortgage Investment Trust(d)	2,215,677	23,530,490
Ready Capital Corp.	787,553	5,686,133
Redwood Trust Inc.	2,507,308	12,686,979
TPG RE Finance Trust Inc.	1,118,083	6,138,276
Western Asset Mortgage Capital Corp.	1,157,517	2,650,714

		242,061,462

Multi-Utilities — 0.7%
Avista Corp.	1,491,894	63,390,576
Black Hills Corp.	1,367,731	87,575,816
NorthWestern Corp.	1,135,257	67,922,426
Unitil Corp.	329,973	17,264,188

		236,153,006

Multiline Retail — 0.1%
Big Lots Inc.(b)	868,553	12,350,824
Dillard’s Inc., Class A(b)	222,956	8,238,224
JC Penney Co. Inc.(a)(b)	7,032,351	2,531,646

		23,120,694

Oil, Gas & Consumable Fuels — 1.3%
Abraxas Petroleum Corp.(a)(b)	3,370,047	407,776
Altus Midstream Co., Class A(a)(b)	1,112,896	834,672
Amplify Energy Corp.(b)	13,947	7,893
Arch Coal Inc., Class A	336,426	9,722,711
Ardmore Shipping Corp.	754,702	3,962,186
Berry Corp.	1,398,850	3,371,229
Bonanza Creek Energy Inc.(a)(b)	421,736	4,744,530
Brigham Minerals Inc., Class A	632,556	5,231,238
California Resources Corp.(a)(b)	1,067,937	1,067,937
Callon Petroleum Co.(a)(b)	8,678,975	4,755,210

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chaparral Energy Inc., Class A(a)(b)	686,289	$322,556
Clean Energy Fuels Corp.(a)(b)	3,110,570	5,536,815
CNX Resources Corp.(a)(b)	4,177,197	22,222,688
Comstock Resources Inc.(a)(b)	323,674	1,744,603
CONSOL Energy Inc.(a)(b)	607,603	2,242,055
CVR Energy Inc.	671,522	11,100,259
Delek U.S. Holdings Inc.	1,657,362	26,120,025
Denbury Resources Inc.(a)(b)	10,764,973	1,987,214
DHT Holdings Inc.	2,480,117	19,022,497
Diamond S Shipping Inc.(a)	605,343	7,149,101
Dorian LPG Ltd.(a)(b)	599,283	5,219,755
Earthstone Energy Inc., Class A(a)(b)	420,548	740,164
Energy Fuels Inc./Canada(a)(b)	2,212,287	2,610,499
Evolution Petroleum Corp.	607,352	1,585,189
Extraction Oil & Gas Inc.(a)(b)	1,880,649	793,634
Falcon Minerals Corp.	852,342	1,832,535
GasLog Ltd.	904,144	3,273,001
Golar LNG Ltd.	2,128,313	16,771,106
Goodrich Petroleum Corp.(a)(b)	183,681	782,481
Green Plains Inc.	765,545	3,712,893
Gulfport Energy Corp.(a)(b)	3,712,958	1,651,152
Hallador Energy Co.	473,809	449,597
HighPoint Resources Corp.(a)(b)	2,538,331	482,283
International Seaways Inc.(b)	572,631	13,680,155
Laredo Petroleum Inc.(a)(b)	4,166,257	1,582,344
Magnolia Oil & Gas Corp., Class A(a)(b)	2,294,891	9,179,564
Matador Resources Co.(a)(b)	2,504,226	6,210,481
Montage Resources Corp.(a)(b)	472,534	1,063,202
NACCO Industries Inc., Class A	84,385	2,361,092
NextDecade Corp.(a)(b)	252,377	474,469
Nordic American Tankers Ltd.	3,136,075	14,206,420
Northern Oil and Gas Inc.(a)(b)	6,644,478	4,405,953
Oasis Petroleum Inc.(a)(b)	7,201,894	2,520,663
Overseas Shipholding Group Inc., Class A(a)(b)	1,481,681	3,363,416
Panhandle Oil and Gas Inc., Class A	329,980	1,217,626
Par Pacific Holdings Inc.(a)(b)	804,393	5,711,190
PDC Energy Inc.(a)(b)	2,224,733	13,815,592
Peabody Energy Corp.	1,428,897	4,143,801
Penn Virginia Corp.(a)(b)	299,483	925,402
PetroCorp Inc. Escrow(a)(c)	26,106	0	(e)
PrimeEnergy Resources Corp.(a)(b)	11,472	848,928
QEP Resources Inc.	5,391,486	1,803,452
Renewable Energy Group Inc.(a)(b)	823,539	16,907,256
REX American Resources Corp.(a)(b)	124,506	5,790,774
Ring Energy Inc.(a)(b)	1,346,405	886,877
Rosehill Resources Inc.(a)(b)	230,160	94,366
SandRidge Energy Inc.(a)(b)	717,165	644,803
Scorpio Tankers Inc.(b)	986,134	18,854,882
SFL Corp. Ltd.	1,811,024	17,150,397
SilverBow Resources Inc.(a)(b)	153,169	378,327
SM Energy Co.	2,532,080	3,089,138
Southwestern Energy Co.(a)(b)	12,132,671	20,504,214
Talos Energy Inc.(a)(b)	446,149	2,565,357
Teekay Corp.(a)(b)	1,586,230	5,012,487
Teekay Tankers Ltd., Class A(a)	531,365	11,817,558
Tellurian Inc.(a)(b)	2,136,018	1,930,747
Unit Corp.(a)(b)	1,186,691	308,540
Uranium Energy Corp.(a)(b)	4,007,686	2,244,304
W&T Offshore Inc.(a)(b)	2,101,293	3,572,198
Whiting Petroleum Corp.(a)(b)	2,081,716	1,395,582

38	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	1,446,146	$36,413,956

		408,532,997

Paper & Forest Products — 0.4%
Boise Cascade Co.(b)	866,759	20,611,529
Clearwater Paper Corp.(a)(b)	355,419	7,751,688
Louisiana-Pacific Corp.	2,526,078	43,398,020
Neenah Inc.	379,499	16,367,792
PH Glatfelter Co.	988,546	12,080,032
Schweitzer-Mauduit International Inc.	691,373	19,233,997
Verso Corp., Class A(a)(b)	795,718	8,975,699

		128,418,757

Personal Products — 0.3%
BellRing Brands Inc., Class A(a)(b)	896,898	15,292,111
Edgewell Personal Care Co.(a)(b)	1,211,822	29,180,674
elf Beauty Inc.(a)(b)	606,237	5,965,372
Inter Parfums Inc.	395,137	18,314,600
Lifevantage Corp.(a)(b)	308,609	3,178,673
Medifast Inc.	246,926	15,432,875
Nature’s Sunshine Products Inc.(a)(b)	214,100	1,740,633
Revlon Inc., Class A(a)(b)	172,635	1,886,900
USANA Health Sciences Inc.(a)(b)	279,385	16,137,277
Youngevity International Inc.(a)(b)	182,314	127,620

		107,256,735

Pharmaceuticals — 2.0%
AcelRx Pharmaceuticals Inc.(a)(b)	1,730,773	2,042,312
Acer Therapeutics Inc.(a)(b)	111,305	221,497
Aclaris Therapeutics Inc.(a)(b)	747,517	777,418
Aerie Pharmaceuticals Inc.(a)(b)	956,964	12,919,014
Akorn Inc.(a)(b)	2,090,157	1,172,996
Amneal Pharmaceuticals Inc.(a)(b)	2,645,875	9,207,645
Amphastar Pharmaceuticals Inc.(a)(b)	817,037	12,124,829
ANI Pharmaceuticals Inc.(a)(b)	209,161	8,521,219
Arvinas Holding Co. LLC(a)(b)	475,369	19,157,371
Assertio Therapeutics Inc.(a)(b)	1,469,020	954,863
Axsome Therapeutics Inc.(a)(b)	605,224	35,605,328
Baudax Bio Inc.(a)	165,531	410,517
BioDelivery Sciences International Inc.(a)(b)	1,903,448	7,214,068
Cara Therapeutics Inc.(a)(b)	908,031	11,995,090
cbdMD Inc.(a)(b)	208,538	193,940
Cerecor Inc.(a)(b)	473,833	1,175,106
Chiasma Inc.(a)(b)	765,931	2,795,648
Collegium Pharmaceutical Inc.(a)(b)	714,581	11,669,108
Corcept Therapeutics Inc.(a)(b)	2,133,696	25,369,645
CorMedix Inc.(a)(b)	582,940	2,092,755
Cymabay Therapeutics Inc.(a)(b)	1,521,427	2,251,712
Eloxx Pharmaceuticals Inc.(a)(b)	562,549	1,102,596
Endo International PLC(a)(b)	5,020,121	18,574,448
Evofem Biosciences Inc.(a)(b)	312,549	1,662,761
Evolus Inc.(a)(b)	413,309	1,715,232
EyePoint Pharmaceuticals Inc.(a)(b)	1,367,271	1,394,616
Fulcrum Therapeutics Inc.(a)(b)	283,398	3,383,772
Innoviva Inc.(a)(b)	1,424,786	16,755,483
Intersect ENT Inc.(a)(b)	699,812	8,292,772
Intra-Cellular Therapies Inc.(a)(b)	1,181,320	18,156,888
Kala Pharmaceuticals Inc.(a)(b)	526,811	4,630,669
Kaleido Biosciences Inc.(a)(b)	255,053	1,568,576
Lannett Co. Inc.(a)	750,380	5,215,141
Liquidia Technologies Inc.(a)(b)	296,457	1,396,312
Mallinckrodt PLC(a)(b)	1,946,742	3,854,549

Security	Shares	Value

Pharmaceuticals (continued)
Marinus Pharmaceuticals Inc.(a)(b)	1,842,349	$3,739,968
Menlo Therapeutics Inc.(a)(b)	1,052,711	2,821,265
MyoKardia Inc.(a)(b)	995,831	46,684,557
NGM Biopharmaceuticals Inc.(a)(b)	548,805	6,766,766
Ocular Therapeutix Inc.(a)(b)	944,639	4,675,963
Odonate Therapeutics Inc.(a)(b)	215,501	5,949,983
Omeros Corp.(a)(b)	1,146,727	15,331,740
Optinose Inc.(a)(b)	550,563	2,472,028
Osmotica Pharmaceuticals PLC(a)	205,513	653,531
Pacira BioSciences Inc.(a)(b)	918,519	30,797,942
Paratek Pharmaceuticals Inc.(a)(b)	790,346	2,489,590
Phathom Pharmaceuticals Inc.(a)(b)	242,628	6,264,655
Phibro Animal Health Corp., Class A(b)	458,147	11,073,413
Prestige Consumer Healthcare Inc.(a)(b)	1,128,747	41,402,440
Reata Pharmaceuticals Inc., Class A(a)(b)	506,703	73,137,511
Recro Pharma Inc.(a)(b)	450,974	3,684,458
resTORbio Inc.(a)(b)	330,320	340,230
Revance Therapeutics Inc.(a)(b)	1,156,955	17,122,934
Satsuma Pharmaceuticals Inc.(a)(b)	99,349	2,137,990
SIGA Technologies Inc.(a)(b)	1,216,864	5,816,610
Strongbridge Biopharma PLC(a)(b)	799,539	1,511,129
Supernus Pharmaceuticals Inc.(a)(b)	1,102,710	19,837,753
TherapeuticsMD Inc.(a)(b)	4,949,450	5,246,417
Theravance Biopharma Inc.(a)(b)	1,099,311	25,405,077
Tricida Inc.(a)(b)	495,855	10,908,810
Verrica Pharmaceuticals Inc.(a)(b)	284,752	3,112,339
WaVe Life Sciences Ltd.(a)(b)	510,237	4,780,921
Xeris Pharmaceuticals Inc.(a)(b)	589,088	1,148,722
Zogenix Inc.(a)(b)	961,705	23,782,965
Zynerba Pharmaceuticals Inc.(a)(b)	520,149	1,992,171

		636,665,774

Professional Services — 1.5%
Acacia Research Corp.(a)(b)	777,464	1,725,970
ASGN Inc.(a)(b)	1,145,532	40,460,190
Barrett Business Services Inc.	163,581	6,484,351
BG Staffing Inc.	219,415	1,641,224
CBIZ Inc.(a)(b)	1,150,073	24,059,527
CRA International Inc.	170,750	5,704,758
Exponent Inc.(b)	1,158,946	83,339,807
Forrester Research Inc.(a)	246,708	7,211,275
Franklin Covey Co.(a)(b)	220,287	3,423,260
FTI Consulting Inc.(a)(b)	833,704	99,852,728
GP Strategies Corp.(a)(b)	289,820	1,886,728
Heidrick & Struggles International Inc.	430,224	9,680,040
Huron Consulting Group Inc.(a)(b)	498,944	22,632,100
ICF International Inc.(b)	405,441	27,853,797
InnerWorkings Inc.(a)(b)	946,016	1,106,839
Insperity Inc.	829,341	30,934,419
Kelly Services Inc., Class A, NVS	752,796	9,552,981
Kforce Inc.	452,656	11,574,414
Korn Ferry(b)	1,237,923	30,106,287
Mistras Group Inc.(a)(b)	415,141	1,768,501
Resources Connection Inc.	678,517	7,443,332
TriNet Group Inc.(a)(b)	984,005	37,057,628
TrueBlue Inc.(a)	863,510	11,018,388
Upwork Inc.(a)(b)	1,281,491	8,265,617
Willdan Group Inc.(a)(b)	234,058	5,001,819

		489,785,980

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	129,554	$993,679
American Realty Investors Inc.(a)	43,756	404,306
Consolidated-Tomoka Land Co.(b)	110,140	4,992,646
Cushman & Wakefield PLC(a)(b)	2,517,280	29,552,867
eXp World Holdings Inc.(a)(b)	461,780	3,906,659
Forestar Group Inc.(a)(b)	365,832	3,786,361
FRP Holdings Inc.(a)(b)	159,280	6,849,040
Griffin Industrial Realty Inc.	25,839	844,935
Kennedy-Wilson Holdings Inc.	2,750,751	36,915,079
Marcus & Millichap Inc.(a)(b)	519,530	14,079,263
Maui Land & Pineapple Co. Inc.(a)(b)	138,591	1,514,800
Newmark Group Inc., Class A	3,245,773	13,794,535
Rafael Holdings Inc., Class B(a)(b)	232,842	2,982,706
RE/MAX Holdings Inc., Class A	406,581	8,912,256
Realogy Holdings Corp.	2,570,519	7,737,262
Redfin Corp.(a)(b)	2,006,624	30,942,142
RMR Group Inc. (The), Class A	340,994	9,196,608
St. Joe Co. (The)(a)(b)	744,256	12,488,616
Stratus Properties Inc.(a)	129,289	2,287,122
Tejon Ranch Co.(a)(b)	461,788	6,492,739
Transcontinental Realty Investors Inc.(a)	22,940	470,499

		199,144,120

Road & Rail — 0.5%
ArcBest Corp.(b)	568,506	9,960,225
Avis Budget Group Inc.(a)	1,298,732	18,052,375
Covenant Transportation Group Inc., Class A(a)(b)	295,226	2,559,609
Daseke Inc.(a)(b)	1,010,140	1,414,196
Heartland Express Inc.(b)	1,029,506	19,117,926
Hertz Global Holdings Inc.(a)(b)	2,290,967	14,158,176
Marten Transport Ltd.(b)	886,650	18,194,058
PAM Transportation Services Inc.(a)(b)	45,202	1,389,962
Roadrunner Transportation Systems Inc.(a)(b)	78,856	201,083
Saia Inc.(a)(b)	581,365	42,753,582
U.S. Xpress Enterprises Inc., Class A(a)(b)	503,021	1,680,090
Universal Logistics Holdings Inc.(b)	191,628	2,510,327
Werner Enterprises Inc.(b)	1,014,434	36,783,377
YRC Worldwide Inc.(a)(b)	756,301	1,270,586

		170,045,572

Semiconductors & Semiconductor Equipment — 3.3%
Adesto Technologies Corp.(a)(b)	622,528	6,966,088
Advanced Energy Industries Inc.(a)(b)	853,337	41,378,311
Alpha & Omega Semiconductor Ltd.(a)(b)	468,737	3,004,604
Ambarella Inc.(a)(b)	723,877	35,151,467
Amkor Technology Inc.(a)(b)	2,222,702	17,314,849
Axcelis Technologies Inc.(a)(b)	731,301	13,390,121
AXT Inc.(a)(b)	831,452	2,668,961
Brooks Automation Inc.(b)	1,620,273	49,418,326
Cabot Microelectronics Corp.(b)	649,916	74,181,412
CEVA Inc.(a)(b)	486,081	12,117,999
Cirrus Logic Inc.(a)	1,305,066	85,651,482
Cohu Inc.(b)	909,882	11,264,339
Diodes Inc.(a)(b)	925,165	37,594,080
DSP Group Inc.(a)(b)	511,350	6,852,090
Enphase Energy Inc.(a)(b)	2,058,409	66,466,027
FormFactor Inc.(a)	1,688,339	33,918,731
GSI Technology Inc.(a)(b)	337,384	2,348,193
Ichor Holdings Ltd.(a)(b)	495,210	9,488,224
Impinj Inc.(a)(b)	375,367	6,272,383
Inphi Corp.(a)(b)	1,007,285	79,746,753

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)(b)	2,827,887	$50,392,946
MACOM Technology Solutions Holdings Inc.(a)(b)	1,035,886	19,609,322
MaxLinear Inc.(a)(b)	1,470,577	17,161,634
NeoPhotonics Corp.(a)(b)	911,584	6,608,984
NVE Corp.	107,182	5,576,679
Onto Innovation Inc.(a)(b)	1,074,498	31,880,356
PDF Solutions Inc.(a)(b)	645,141	7,561,053
Photronics Inc.(a)(b)	1,404,061	14,405,666
Power Integrations Inc.(b)	635,178	56,105,273
Rambus Inc.(a)(b)	2,472,816	27,448,258
Semtech Corp.(a)(b)	1,478,486	55,443,225
Silicon Laboratories Inc.(a)(b)	963,028	82,252,221
SiTime Corp.(a)(b)	109,872	2,391,913
SMART Global Holdings Inc.(a)(b)	301,033	7,315,102
SunPower Corp.(a)(b)	1,662,325	8,427,988
Synaptics Inc.(a)(b)	763,684	44,194,393
Ultra Clean Holdings Inc.(a)(b)	879,874	12,142,261
Veeco Instruments Inc.(a)(b)	1,094,934	10,478,518
Xperi Corp.	1,109,442	15,432,338

		1,070,022,570

Software — 5.1%
8x8 Inc.(a)(b)	2,163,861	29,991,113
A10 Networks Inc.(a)(b)	1,097,723	6,816,860
ACI Worldwide Inc.(a)(b)	2,582,416	62,365,346
Agilysys Inc.(a)(b)	462,376	7,721,679
Alarm.com Holdings Inc.(a)(b)	822,443	32,001,257
Altair Engineering Inc., Class A(a)(b)	900,720	23,869,080
American Software Inc./GA, Class A	664,577	9,443,639
Appfolio Inc., Class A(a)(b)	351,607	39,010,797
Appian Corp.(a)(b)	762,299	30,667,289
Avaya Holdings Corp.(a)(b)	2,139,488	17,308,458
Benefitfocus Inc.(a)(b)	671,002	5,978,628
Blackbaud Inc.(b)	1,095,689	60,865,524
Blackline Inc.(a)(b)	969,511	51,005,974
Bottomline Technologies DE Inc.(a)(b)	970,821	35,580,590
Box Inc., Class A(a)(b)	3,273,953	45,966,300
ChannelAdvisor Corp.(a)(b)	609,556	4,425,377
Cloudera Inc.(a)(b)	5,530,133	43,522,147
CommVault Systems Inc.(a)(b)	935,491	37,868,676
Cornerstone OnDemand Inc.(a)(b)	1,277,023	40,545,480
Digimarc Corp.(a)(b)	265,556	3,465,506
Digital Turbine Inc.(a)(b)	1,767,175	7,616,524
Domo Inc., Class B(a)(b)	403,377	4,009,567
Ebix Inc.(b)	528,107	8,016,664
eGain Corp.(a)(b)	450,124	3,299,409
Envestnet Inc.(a)(b)	1,081,899	58,184,528
Everbridge Inc.(a)(b)	744,716	79,207,994
Five9 Inc.(a)(b)	1,338,929	102,374,511
ForeScout Technologies Inc.(a)(b)	966,485	30,531,261
GTY Technology Holdings Inc.(a)(b)	884,876	3,999,640
Ideanomics Inc.(a)(b)	2,044,790	2,740,019
Intelligent Systems Corp.(a)(b)	150,493	5,115,257
j2 Global Inc.	1,045,270	78,238,459
LivePerson Inc.(a)(b)	1,386,638	31,546,014
Majesco(a)(b)	193,037	1,053,982
MicroStrategy Inc., Class A(a)	182,377	21,538,724
Mitek Systems Inc.(a)(b)	666,149	5,249,254
MobileIron Inc.(a)(b)	2,192,320	8,330,816
Model N Inc.(a)(b)	749,743	16,651,792
OneSpan Inc.(a)	731,168	13,270,699

40	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Pareteum Corp.(a)(b)	2,759,419	$1,136,881
Phunware Inc.(a)(b)	693,180	467,896
Ping Identity Holding Corp.(a)(b)	310,619	6,218,592
Progress Software Corp.	1,003,439	32,110,048
PROS Holdings Inc.(a)(b)	749,633	23,261,112
Q2 Holdings Inc.(a)(b)	978,785	57,807,042
QAD Inc., Class A(b)	256,122	10,226,951
Qualys Inc.(a)(b)	751,114	65,339,407
Rapid7 Inc.(a)(b)	1,104,758	47,869,164
Rimini Street Inc.(a)(b)	435,783	1,782,352
Rosetta Stone Inc.(a)(b)	457,553	6,414,893
SailPoint Technologies Holding Inc.(a)(b)	1,916,053	29,162,327
SecureWorks Corp., Class A(a)(b)	182,233	2,097,502
SharpSpring Inc.(a)(b)	236,318	1,432,087
ShotSpotter Inc.(a)(b)	188,045	5,167,477
Sprout Social Inc., Class A(a)(b)	213,908	3,413,972
SPS Commerce Inc.(a)	781,224	36,334,728
SVMK Inc.(a)(b)	1,939,704	26,205,401
Synchronoss Technologies Inc.(a)(b)	879,344	2,681,999
Telaria Inc.(a)(b)	1,000,590	6,003,540
Telenav Inc.(a)(b)	784,408	3,388,643
Tenable Holdings Inc.(a)(b)	841,477	18,394,687
TiVo Corp.(b)	2,809,135	19,888,676
Upland Software Inc.(a)(b)	520,353	13,955,867
Varonis Systems Inc.(a)(b)	673,085	42,855,322
Verint Systems Inc.(a)(b)	1,481,964	63,724,452
VirnetX Holding Corp.(a)(b)	1,407,893	7,701,175
Workiva Inc.(a)(b)	822,091	26,578,202
Yext Inc.(a)(b)	2,166,506	22,076,696
Zix Corp.(a)(b)	1,188,096	5,120,694
Zuora Inc., Class A(a)(b)	1,966,791	15,832,668

		1,674,045,287

Specialty Retail — 1.7%
Aaron’s Inc.(b)	1,507,108	34,331,920
Abercrombie & Fitch Co., Class A	1,397,827	12,706,247
American Eagle Outfitters Inc.	3,524,508	28,019,839
America’s Car-Mart Inc./TX(a)(b)	136,102	7,669,348
Asbury Automotive Group Inc.(a)(b)	434,999	24,024,995
Ascena Retail Group Inc.(a)(b)	186,854	259,727
At Home Group Inc.(a)(b)	1,106,319	2,234,764
Barnes & Noble Education Inc.(a)(b)	981,540	1,334,894
Bed Bath & Beyond Inc.	2,748,671	11,571,905
Boot Barn Holdings Inc.(a)(b)	630,430	8,151,460
Buckle Inc. (The)	644,944	8,842,182
Caleres Inc.	879,717	4,574,528
Camping World Holdings Inc., Class A(b)	727,365	4,138,707
Cato Corp. (The), Class A	501,716	5,353,310
Chico’s FAS Inc.	2,704,503	3,488,809
Children’s Place Inc. (The)	326,395	6,384,286
Citi Trends Inc.(b)	252,904	2,250,846
Conn’s Inc.(a)(b)	402,584	1,682,801
Container Store Group Inc. (The)(a)(b)	331,169	781,559
Designer Brands Inc. , Class A	1,371,539	6,830,264
Express Inc.(a)(b)	1,374,981	2,048,722
GameStop Corp., Class A(b)	1,470,699	5,147,447
Genesco Inc.(a)(b)	311,875	4,160,413
GNC Holdings Inc., Class A(a)(b)	1,915,831	896,800
Group 1 Automotive Inc.(b)	397,955	17,613,488
Guess? Inc.	1,026,189	6,947,300
Haverty Furniture Companies Inc.	395,104	4,697,787

Security	Shares	Value

Specialty Retail (continued)
Hibbett Sports Inc.(a)(b)	391,810	$4,284,442
Hudson Ltd., Class A(a)(b)	901,955	4,527,814
J. Jill Inc.(a)(b)	348,376	192,443
Lithia Motors Inc., Class A(b)	502,706	41,116,324
Lumber Liquidators Holdings Inc.(a)(b)	649,565	3,046,460
MarineMax Inc.(a)(b)	470,520	4,902,818
Michaels Companies Inc. (The)(a)(b)	1,873,316	3,034,772
Monro Inc.(b)	731,886	32,063,926
Murphy USA Inc.(a)(b)	650,184	54,849,522
National Vision Holdings Inc.(a)(b)	1,756,274	34,106,841
Office Depot Inc.	12,252,881	20,094,725
Party City Holdco Inc.(a)(b)	1,237,935	567,346
Rent-A-Center Inc./TX	1,110,672	15,704,902
RH(a)(b)	378,205	37,998,256
RTW RetailWinds Inc.(a)(b)	615,236	129,261
Sally Beauty Holdings Inc.(a)(b)	2,620,258	21,171,685
Shoe Carnival Inc.(b)	200,322	4,160,688
Signet Jewelers Ltd.	1,168,908	7,539,457
Sleep Number Corp.(a)(b)	631,951	12,108,181
Sonic Automotive Inc., Class A(b)	552,212	7,333,375
Sportsman’s Warehouse Holdings Inc.(a)(b)	947,622	5,837,352
Tailored Brands Inc.(b)	1,122,296	1,952,795
Tilly’s Inc., Class A	488,519	2,017,583
Winmark Corp.	54,872	6,991,790
Zumiez Inc.(a)(b)	453,589	7,856,161

		549,733,267

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	2,578,168	19,877,675
AstroNova Inc.(b)	151,137	1,172,823
Avid Technology Inc.(a)(b)	618,182	4,160,365
Diebold Nixdorf Inc.(a)(b)	1,738,825	6,120,664
Immersion Corp.(a)(b)	688,677	3,691,309
Stratasys Ltd.(a)(b)	1,152,554	18,383,236

		53,406,072

Textiles, Apparel & Luxury Goods — 0.7%
Centric Brands Inc.(a)(b)	364,543	408,288
Crocs Inc.(a)	1,553,834	26,399,640
Culp Inc.	243,891	1,795,038
Deckers Outdoor Corp.(a)(b)	629,313	84,327,942
Delta Apparel Inc.(a)(b)	136,470	1,420,653
Fossil Group Inc.(a)(b)	1,082,023	3,559,856
G-III Apparel Group Ltd.(a)(b)	1,001,058	7,708,147
Kontoor Brands Inc.(a)	989,991	18,978,127
Movado Group Inc.	353,216	4,175,013
Oxford Industries Inc.	370,534	13,435,563
Rocky Brands Inc.	161,360	3,122,316
Steven Madden Ltd.(b)	1,882,508	43,730,661
Superior Group of Companies Inc.	235,138	1,989,267
Unifi Inc.(a)	331,256	3,826,007
Vera Bradley Inc.(a)(b)	480,958	1,981,547
Vince Holding Corp.(a)(b)	68,129	264,340
Wolverine World Wide Inc.	1,784,233	27,120,341

		244,242,746

Thrifts & Mortgage Finance — 1.8%
Axos Financial Inc.(a)(b)	1,295,232	23,482,556
Bridgewater Bancshares Inc.(a)(b)	496,703	4,842,854
Capitol Federal Financial Inc.	2,960,538	34,371,846
Columbia Financial Inc.(a)(b)	1,168,802	16,830,749
ESSA Bancorp. Inc.(b)	220,800	3,013,920

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Essent Group Ltd.	2,159,610	$56,884,127
Federal Agricultural Mortgage Corp., Class C, NVS	204,882	11,397,586
First Defiance Financial Corp.	824,874	12,158,643
Flagstar Bancorp. Inc.(b)	777,400	15,415,842
FS Bancorp. Inc.	89,128	3,208,608
Greene County Bancorp. Inc.	76,281	1,781,924
Hingham Institution for Savings	30,175	4,375,073
Home Bancorp. Inc.	177,849	4,343,073
HomeStreet Inc.	483,021	10,737,557
Kearny Financial Corp./MD	1,744,612	14,986,217
Luther Burbank Corp.	428,244	3,926,998
Merchants Bancorp./IN(b)	190,293	2,888,648
Meridian Bancorp. Inc.(b)	1,068,958	11,993,709
Meta Financial Group Inc.(b)	759,322	16,492,474
MMA Capital Holdings Inc.(a)(b)	106,688	2,638,394
Mr Cooper Group Inc.(a)(b)	1,708,204	12,521,135
NMI Holdings Inc., Class A(a)(b)	1,483,732	17,226,129
Northfield Bancorp. Inc.	978,554	10,950,019
Northwest Bancshares Inc.	2,301,609	26,629,616
OceanFirst Financial Corp.	1,221,676	19,436,865
Ocwen Financial Corp.(a)(b)	2,975,009	1,487,505
OP Bancorp	306,953	2,289,869
PCSB Financial Corp.(b)	342,435	4,790,666
PennyMac Financial Services Inc.(d)	224,219	4,957,482
Pioneer Bancorp. Inc./NY(a)(b)	247,682	2,570,939
Ponce de Leon Federal Bank(a)(b)	186,224	1,912,521
Provident Bancorp Inc.(a)(b)	182,509	1,573,228
Provident Financial Holdings Inc.	129,448	1,971,493
Provident Financial Services Inc.	1,359,826	17,487,362
Prudential Bancorp. Inc.	190,853	2,824,624
Radian Group Inc.(b)	4,532,740	58,698,983
Riverview Bancorp. Inc.	462,582	2,317,536
Southern Missouri Bancorp. Inc.	176,917	4,293,776
Sterling Bancorp Inc./MI(b)	374,910	1,612,113
Territorial Bancorp. Inc.	180,453	4,430,121
Timberland Bancorp. Inc./WA	163,906	2,997,841
TrustCo Bank Corp. NY	2,069,584	11,196,449
Velocity Financial Inc.(a)(b)	164,042	1,235,236
Walker & Dunlop Inc.	620,852	25,001,710
Washington Federal Inc.	1,736,564	45,081,201
Waterstone Financial Inc.	541,271	7,870,080
Western New England Bancorp Inc.	556,962	3,765,063
WSFS Financial Corp.	1,137,784	28,353,577

		581,253,937

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	2,680,285	2,010,214
Pyxus International Inc.(a)(b)	178,937	556,494
Turning Point Brands Inc.(b)	186,507	3,937,163
Universal Corp./VA	543,694	24,036,712
Vector Group Ltd.	2,477,516	23,338,200

		53,878,783

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies Inc.	859,679	39,304,524
Beacon Roofing Supply Inc.(a)(b)	1,216,673	20,123,771
BlueLinx Holdings Inc.(a)(b)	203,128	1,005,484
BMC Stock Holdings Inc.(a)	1,485,686	26,341,213
CAI International Inc.(a)(b)	377,101	5,332,208
DXP Enterprises Inc./TX(a)	360,544	4,420,269
EVI Industries Inc.(a)(b)	100,461	1,585,275

Security	Shares	Value

Trading Companies & Distributors (continued)
Foundation Building Materials Inc.(a)(b)	455,390	$4,685,963
GATX Corp.(b)	785,161	49,119,672
General Finance Corp.(a)(b)	285,199	1,779,642
GMS Inc.(a)	908,540	14,291,334
H&E Equipment Services Inc.	716,731	10,521,611
Herc Holdings Inc.(a)(b)	546,323	11,177,769
Kaman Corp.(b)	618,145	23,780,038
Lawson Products Inc./DE(a)(b)	92,199	2,463,557
MRC Global Inc.(a)(b)	1,792,279	7,635,109
NOW Inc.(a)(b)	2,411,476	12,443,216
Rush Enterprises Inc., Class A(b)	608,310	19,417,255
Rush Enterprises Inc., Class B(b)	107,108	3,267,865
SiteOne Landscape Supply Inc.(a)(b)	915,773	67,419,208
Systemax Inc.	278,803	4,943,177
Textainer Group Holdings Ltd.(a)(b)	1,179,570	9,696,065
Titan Machinery Inc.(a)(b)	413,569	3,593,915
Transcat Inc.(a)(b)	150,471	3,987,482
Triton International Ltd.	1,206,973	31,224,392
Veritiv Corp.(a)(b)	286,176	2,249,343
Willis Lease Finance Corp.(a)(b)	64,508	1,715,913

		383,525,270

Water Utilities — 0.7%
American States Water Co.(b)	822,076	67,196,492
Artesian Resources Corp., Class A, NVS	175,756	6,569,759
Cadiz Inc.(a)(b)	282,916	3,301,630
California Water Service Group	1,078,263	54,258,194
Consolidated Water Co. Ltd.	332,582	5,454,345
Global Water Resources Inc.	260,589	2,655,402
Middlesex Water Co.(b)	380,395	22,869,347
Pure Cycle Corp.(a)(b)	370,745	4,133,807
SJW Group(b)	590,049	34,087,131
York Water Co. (The)	291,099	12,651,163

		213,177,270

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	987,478	10,477,142
Gogo Inc.(a)(b)	1,226,425	2,600,021
Shenandoah Telecommunications Co.(b)	1,075,484	52,967,587
Spok Holdings Inc.	407,147	4,352,401

		70,397,151

Total Common Stocks — 99.6% (Cost: $55,584,985,796)		32,485,891,139

Short-Term Investments

Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.32%(d)(f)(g)	4,509,704,685	4,508,802,744
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.22%(d)(f)	119,910,000	119,910,000

		4,628,712,744

Total Short-Term Investments — 14.2% (Cost: $4,629,031,082)		4,628,712,744

Total Investments in Securities — 113.8% (Cost: $60,214,016,878)		37,114,603,883

Other Assets, Less Liabilities — (13.8)%		(4,511,931,015)

Net Assets — 100.0%		$32,602,672,868

42	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	43

Schedule of Investments March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings Inc.(a)(b)	445,478	$18,634,345
Aerovironment Inc.(a)(b)	185,334	11,297,961
Astronics Corp.(a)(b)	199,324	1,829,794
Axon Enterprise Inc.(a)(b)	506,565	35,849,605
Cubic Corp.(b)	42,388	1,751,048
Ducommun Inc.(a)	15,985	397,227
Kratos Defense & Security Solutions Inc.(a)(b)	784,435	10,856,580
Mercury Systems Inc.(a)(b)	471,128	33,610,272
Moog Inc., Class A	234,448	11,846,658
National Presto Industries Inc.	3,933	278,496
Parsons Corp.(a)(b)	167,277	5,346,173
Triumph Group Inc.(b)	109,553	740,578

		132,438,737

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	508,971	9,303,990
Forward Air Corp.(b)	245,444	12,431,738
Radiant Logistics Inc.(a)(b)	338,425	1,309,705

		23,045,433

Airlines — 0.2%
Allegiant Travel Co.	113,171	9,257,388
Mesa Air Group Inc.(a)(b)	111,332	366,282
Spirit Airlines Inc.(a)(b)	468,770	6,042,445

		15,666,115

Auto Components — 0.7%
Dorman Products Inc.(a)(b)	233,517	12,906,485
Fox Factory Holding Corp.(a)(b)	326,195	13,700,190
Gentherm Inc.(a)(b)	287,791	9,036,637
LCI Industries	211,389	14,127,127
Standard Motor Products Inc.	38,365	1,594,833
Stoneridge Inc.(a)(b)	25,912	434,026

		51,799,298

Automobiles — 0.1%
Winnebago Industries Inc.	189,860	5,280,007

Banks — 1.3%
Ameris Bancorp	83,533	1,984,744
Atlantic Capital Bancshares Inc.(a)(b)	12,246	145,360
Bank First Corp.(b)	47,334	2,650,704
Bank of NT Butterfield & Son Ltd. (The)	150,792	2,567,988
Bank7 Corp.	3,717	29,513
Baycom Corp.(a)(b)	30,811	371,273
Cambridge Bancorp	11,034	573,768
Central Pacific Financial Corp.	16,799	267,104
Century Bancorp. Inc./MA, Class A, NVS	3,794	236,139
City Holding Co.	13,298	884,716
CNB Financial Corp./PA	8,074	152,356
Coastal Financial Corp./WA(a)(b)	40,924	430,111
CrossFirst Bankshares Inc.(a)(b)	26,972	226,565
Eagle Bancorp. Inc.	16,476	497,740
Esquire Financial Holdings Inc.(a)(b)	21,508	323,695
FB Financial Corp.(b)	70,833	1,396,827
Fidelity D&D Bancorp. Inc.	9,626	491,119
First Capital Inc.(b)	1,847	110,635
First Financial Bankshares Inc.(b)	1,126,580	30,237,407
First Financial Corp./IN	10,033	338,313
First Foundation Inc.	109,241	1,116,443
Glacier Bancorp. Inc.	109,469	3,722,493
Hanmi Financial Corp.	31,702	343,967

Security	Shares	Value

Banks (continued)
Harborone Bancorp Inc.(a)	109,755	$826,455
HBT Financial Inc.	5,140	54,124
Heritage Commerce Corp.	50,578	387,933
HomeTrust Bancshares Inc.	40,377	642,802
Independent Bank Corp.	27,023	1,739,471
Independent Bank Corp./MI	52,003	669,279
Independent Bank Group Inc.	75,737	1,793,452
Investar Holding Corp.	25,619	327,155
Lakeland Financial Corp.	157,247	5,778,827
Malvern Bancorp. Inc.(a)(b)	11,648	142,688
Metrocity Bankshares Inc.	9,010	105,777
Midland States Bancorp. Inc.	17,043	298,082
National Bank Holdings Corp., Class A	84,298	2,014,722
Northeast Bank(a)(b)	7,230	84,302
Oak Valley Bancorp	3,361	52,902
People’s Utah Bancorp	9,635	186,630
Preferred Bank/Los Angeles CA	36,600	1,237,812
Professional Holding Corp., Class A(a)(b)	4,024	64,183
Red River Bancshares Inc.(b)	2,427	90,333
Reliant Bancorp Inc.(b)	7,429	83,725
Richmond Mutual Bancorp. Inc.(a)(b)	13,769	140,444
Seacoast Banking Corp. of Florida(a)	76,170	1,394,673
ServisFirst Bancshares Inc.(b)	337,916	9,907,697
Silvergate Capital Corp., Class A(a)	1,806	17,229
Stock Yards Bancorp. Inc.	35,138	1,016,542
TriState Capital Holdings Inc.(a)(b)	58,547	566,149
Triumph Bancorp. Inc.(a)(b)	94,433	2,455,258
Union Bankshares Inc./Morrisville VT	7,779	175,028
United Community Banks Inc./GA	58,275	1,067,015
Unity Bancorp. Inc.(b)	6,826	79,864
Veritex Holdings Inc.	124,777	1,743,135
West Bancorp. Inc.	30,485	498,430
Westamerica Bancorp	42,176	2,479,105

		87,220,203

Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	72,541	26,663,170
Celsius Holdings Inc.(a)(b)	266,771	1,123,106
Coca-Cola Consolidated Inc.(b)	40,892	8,527,209
Craft Brew Alliance Inc.(a)(b)	8,143	121,331
MGP Ingredients Inc.(b)	113,815	3,060,485
National Beverage Corp.(a)	102,795	4,384,207
New Age Beverages Corp.(a)(b)	654,214	909,357

		44,788,865

Biotechnology — 15.0%
89bio Inc.(a)	20,216	510,454
ACADIA Pharmaceuticals Inc.(a)(b)	977,382	41,294,390
Acceleron Pharma Inc.(a)(b)	323,320	29,056,768
ADMA Biologics Inc.(a)(b)	551,870	1,589,386
Aduro Biotech Inc.(a)	520,946	1,427,392
Adverum Biotechnologies Inc.(a)(b)	549,523	5,368,840
Aeglea BioTherapeutics Inc.(a)	31,252	145,634
Affimed NV(a)(b)	532,145	840,789
Agenus Inc.(a)(b)	943,408	2,311,350
AgeX Therapeutics Inc.(a)(b)	184,138	171,248
Aimmune Therapeutics Inc.(a)(b)	390,805	5,635,408
Akcea Therapeutics Inc.(a)(b)	108,568	1,552,522
Akero Therapeutics Inc.(a)(b)	57,244	1,213,573
Albireo Pharma Inc.(a)(b)	110,889	1,815,253
Aldeyra Therapeutics Inc.(a)(b)	139,612	344,842

44	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Alector Inc.(a)(b)	300,237	$7,244,719
Allakos Inc.(a)(b)	169,485	7,540,388
Allogene Therapeutics Inc.(a)(b)	337,605	6,563,041
Amicus Therapeutics Inc.(a)(b)	2,220,158	20,514,260
AnaptysBio Inc.(a)(b)	181,633	2,566,474
Anavex Life Sciences Corp.(a)(b)	429,627	1,353,325
Apellis Pharmaceuticals Inc.(a)(b)	498,047	13,342,679
Applied Therapeutics Inc.(a)(b)	55,772	1,823,187
Aprea Therapeutics Inc.(a)(b)	44,416	1,543,900
Arcutis Biotherapeutics Inc.(a)(b)	70,715	2,107,307
Arena Pharmaceuticals Inc.(a)(b)	350,156	14,706,552
Arrowhead Pharmaceuticals Inc.(a)(b)	868,910	24,998,541
Assembly Biosciences Inc.(a)	25,027	371,150
Atara Biotherapeutics Inc.(a)(b)	445,334	3,789,792
Athenex Inc.(a)(b)	590,052	4,567,002
Athersys Inc.(a)(b)	1,150,500	3,451,500
Atreca Inc., Class A(a)(b)	117,585	1,946,032
Avid Bioservices Inc.(a)(b)	448,105	2,289,817
Avrobio Inc.(a)(b)	203,767	3,170,615
Axcella Health Inc.(a)(b)	64,596	220,918
Beam Therapeutics Inc.(a)	83,484	1,502,712
Beyondspring Inc.(a)(b)	106,691	1,366,712
BioCryst Pharmaceuticals Inc.(a)(b)	1,135,420	2,270,840
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	372,028	12,660,113
BioSpecifics Technologies Corp.(a)(b)	53,406	3,021,177
Bioxcel Therapeutics Inc.(a)	60,696	1,356,556
Black Diamond Therapeutics Inc.(a)(b)	82,030	2,046,649
Blueprint Medicines Corp.(a)(b)	464,786	27,180,685
Bridgebio Pharma Inc.(a)(b)	511,953	14,846,637
Cabaletta Bio Inc.(a)(b)	44,840	327,332
Calithera Biosciences Inc.(a)(b)	60,804	269,970
Calyxt Inc.(a)(b)	80,746	268,884
CareDx Inc.(a)(b)	337,061	7,358,042
CASI Pharmaceuticals Inc.(a)(b)	394,670	805,127
Castle Biosciences Inc.(a)(b)	64,672	1,927,872
Catalyst Pharmaceuticals Inc.(a)(b)	837,710	3,225,184
Celcuity Inc.(a)(b)	50,950	331,175
Cellular Biomedicine Group Inc.(a)(b)	76,898	1,216,526
CEL-SCI Corp.(a)(b)	255,654	2,950,247
Centogene NV(a)	13,067	261,340
Checkpoint Therapeutics Inc.(a)(b)	305,615	461,479
ChemoCentryx Inc.(a)(b)	353,010	14,183,942
Clovis Oncology Inc.(a)(b)	431,912	2,746,960
Coherus Biosciences Inc.(a)(b)	223,416	3,623,808
Constellation Pharmaceuticals Inc.(a)(b)	146,645	4,609,052
Corbus Pharmaceuticals Holdings Inc.(a)(b)	572,506	2,999,931
Cortexyme Inc.(a)(b)	94,095	4,291,673
Crinetics Pharmaceuticals Inc.(a)(b)	95,613	1,405,511
Cue Biopharma Inc.(a)(b)	172,633	2,449,662
Cyclerion Therapeutics Inc.(a)(b)	194,227	514,702
Cytokinetics Inc.(a)(b)	439,922	5,186,680
CytomX Therapeutics Inc.(a)(b)	390,899	2,998,195
Deciphera Pharmaceuticals Inc.(a)	182,414	7,509,984
Denali Therapeutics Inc.(a)(b)	453,413	7,939,262
Dicerna Pharmaceuticals Inc.(a)(b)	465,089	8,543,685
Dynavax Technologies Corp.(a)(b)	642,029	2,266,362
Eagle Pharmaceuticals Inc./DE(a)(b)	79,240	3,645,040
Editas Medicine Inc.(a)(b)	450,217	8,927,803
Eidos Therapeutics Inc.(a)(b)	97,717	4,787,156
Eiger BioPharmaceuticals Inc.(a)(b)	199,206	1,354,601

Security	Shares	Value

Biotechnology (continued)
Emergent BioSolutions Inc.(a)(b)	395,938	$22,908,973
Enanta Pharmaceuticals Inc.(a)(b)	165,457	8,509,454
Enochian Biosciences Inc.(a)(b)	44,287	132,861
Epizyme Inc.(a)(b)	494,063	7,662,917
Esperion Therapeutics Inc.(a)(b)	220,320	6,946,690
Evelo Biosciences Inc.(a)(b)	23,191	87,082
Fate Therapeutics Inc.(a)(b)	528,002	11,726,924
FibroGen Inc.(a)(b)	611,756	21,258,521
Flexion Therapeutics Inc.(a)(b)	288,119	2,267,497
Forty Seven Inc.(a)	219,686	20,962,438
Frequency Therapeutics Inc.(a)(b)	39,571	704,760
G1 Therapeutics Inc.(a)(b)	174,626	1,924,379
Galectin Therapeutics Inc.(a)(b)	349,023	684,085
Galera Therapeutics Inc.(a)	11,575	109,963
Global Blood Therapeutics Inc.(a)(b)	502,871	25,691,679
GlycoMimetics Inc.(a)(b)	292,798	667,579
Gossamer Bio Inc.(a)(b)	201,896	2,049,244
Gritstone Oncology Inc.(a)(b)	43,724	254,474
Halozyme Therapeutics Inc.(a)(b)	1,167,667	21,006,329
Harpoon Therapeutics Inc.(a)(b)	24,034	278,314
Heron Therapeutics Inc.(a)(b)	731,587	8,588,831
Homology Medicines Inc.(a)(b)	213,860	3,323,384
Hookipa Pharma Inc.(a)(b)	82,569	681,194
IGM Biosciences Inc.(a)(b)	34,071	1,913,087
ImmunoGen Inc.(a)(b)	809,079	2,758,959
Immunomedics Inc.(a)(b)	1,499,784	20,217,088
Inovio Pharmaceuticals Inc.(a)(b)	820,394	6,103,731
Insmed Inc.(a)(b)	775,016	12,423,507
Intellia Therapeutics Inc.(a)(b)	241,313	2,951,258
Intercept Pharmaceuticals Inc.(a)(b)	217,887	13,718,166
Invitae Corp.(a)(b)	754,220	10,310,187
Iovance Biotherapeutics Inc.(a)(b)	1,017,253	30,451,469
Ironwood Pharmaceuticals Inc.(a)(b)	1,355,373	13,675,714
Kadmon Holdings Inc.(a)(b)	1,385,764	5,806,351
KalVista Pharmaceuticals Inc.(a)(b)	110,021	841,661
Karuna Therapeutics Inc.(a)(b)	71,678	5,160,816
Karyopharm Therapeutics Inc.(a)(b)	518,611	9,962,517
Kezar Life Sciences Inc.(a)	9,116	39,746
Kindred Biosciences Inc.(a)(b)	320,775	1,283,100
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	113,554	1,757,816
Kodiak Sciences Inc.(a)(b)	243,726	11,625,730
Krystal Biotech Inc.(a)(b)	90,358	3,907,080
Kura Oncology Inc.(a)(b)	295,874	2,943,946
La Jolla Pharmaceutical Co.(a)(b)	183,236	769,591
Lexicon Pharmaceuticals Inc.(a)(b)	364,272	710,330
Ligand Pharmaceuticals Inc.(a)(b)	23,892	1,737,426
LogicBio Therapeutics Inc.(a)(b)	72,367	357,493
MacroGenics Inc.(a)(b)	193,127	1,123,999
Madrigal Pharmaceuticals Inc.(a)(b)	78,431	5,236,054
Magenta Therapeutics Inc.(a)(b)	168,598	1,058,795
MannKind Corp.(a)(b)	1,623,443	1,672,146
Marker Therapeutics Inc.(a)(b)	234,633	445,803
MediciNova Inc.(a)(b)	369,151	1,373,242
MEI Pharma Inc.(a)(b)	879,262	1,415,612
MeiraGTx Holdings PLC(a)(b)	150,721	2,025,690
Millendo Therapeutics Inc.(a)(b)	107,985	570,161
Minerva Neurosciences Inc.(a)(b)	218,102	1,312,974
Mirati Therapeutics Inc.(a)(b)	257,785	19,815,933
Mirum Pharmaceuticals Inc.(a)	35,586	498,204
Molecular Templates Inc.(a)(b)	112,396	1,493,743

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Momenta Pharmaceuticals Inc.(a)(b)	985,028	$26,792,762
Morphic Holding Inc.(a)(b)	73,168	1,074,106
Mustang Bio Inc.(a)(b)	241,011	645,909
Myriad Genetics Inc.(a)(b)	75,134	1,075,168
Natera Inc.(a)(b)	539,881	16,120,847
NextCure Inc.(a)(b)	118,746	4,401,914
Novavax Inc.(a)(b)	101,812	1,382,607
Oncocyte Corp.(a)(b)	186,103	455,952
Oncternal Therapeutics Inc.(b)(c)	6,020	12,341
Organogenesis Holdings Inc.(a)(b)	111,400	359,822
Oyster Point Pharma Inc.(a)(b)	38,719	1,355,165
Palatin Technologies Inc.(a)(b)	1,990,646	843,238
Pfenex Inc.(a)(b)	260,059	2,293,720
PhaseBio Pharmaceuticals Inc.(a)	118,795	393,211
Pieris Pharmaceuticals Inc.(a)(b)	409,509	933,681
Portola Pharmaceuticals Inc.(a)(b)	659,752	4,704,032
PRECIGEN Inc.(a)(b)	160,443	545,506
Precision BioSciences Inc.(a)(b)	313,214	1,888,680
Prevail Therapeutics Inc.(a)	95,888	1,168,875
Principia Biopharma Inc.(a)(b)	149,888	8,900,349
Progenics Pharmaceuticals Inc.(a)(b)	744,567	2,829,355
Protagonist Therapeutics Inc.(a)(b)	95,409	673,588
PTC Therapeutics Inc.(a)(b)	524,282	23,388,220
Puma Biotechnology Inc.(a)(b)	268,754	2,268,284
Ra Pharmaceuticals Inc.(a)(b)	301,576	14,478,664
Radius Health Inc.(a)(b)	392,217	5,098,821
Rapt Therapeutics Inc.(a)(b)	10,705	227,695
REGENXBIO Inc.(a)(b)	290,567	9,408,559
Replimune Group Inc.(a)(b)	113,160	1,128,205
Retrophin Inc.(a)(b)	358,627	5,232,368
REVOLUTION Medicines Inc.(a)	95,996	2,103,272
Rhythm Pharmaceuticals Inc.(a)(b)	255,111	3,882,789
Rigel Pharmaceuticals Inc.(a)(b)	1,328,042	2,071,746
Rocket Pharmaceuticals Inc.(a)(b)	278,600	3,886,470
Rubius Therapeutics Inc.(a)(b)	299,914	1,334,617
Sangamo Therapeutics Inc.(a)(b)	701,626	4,469,358
Savara Inc.(a)(b)	302,269	640,810
Scholar Rock Holding Corp.(a)(b)	150,699	1,824,965
Seres Therapeutics Inc.(a)(b)	318,250	1,136,153
Solid Biosciences Inc.(a)(b)	29,111	69,575
Sorrento Therapeutics Inc.(a)(b)	1,137,684	2,093,339
Spectrum Pharmaceuticals Inc.(a)(b)	890,319	2,074,443
Spero Therapeutics Inc.(a)(b)	2,543	20,547
SpringWorks Therapeutics Inc.(a)(b)	71,827	1,939,329
Stemline Therapeutics Inc.(a)(b)	392,535	1,899,869
Stoke Therapeutics Inc.(a)(b)	116,258	2,662,308
Sutro Biopharma Inc.(a)	17,814	181,703
Syndax Pharmaceuticals Inc.(a)(b)	194,615	2,134,927
Syros Pharmaceuticals Inc.(a)(b)	300,177	1,780,050
TCR2 Therapeutics Inc.(a)(b)	11,568	89,536
TG Therapeutics Inc.(a)(b)	671,200	6,604,608
Tocagen Inc.(a)(b)	183,701	224,115
Translate Bio Inc.(a)(b)	301,966	3,010,601
Turning Point Therapeutics Inc.(a)(b)	228,984	10,226,425
Twist Bioscience Corp.(a)(b)	227,232	6,948,755
Tyme Technologies Inc.(a)(b)	511,039	562,143
Ultragenyx Pharmaceutical Inc.(a)(b)	474,053	21,062,175
UNITY Biotechnology Inc.(a)(b)	175,902	1,020,232
UroGen Pharma Ltd.(a)(b)	161,410	2,879,554
Vanda Pharmaceuticals Inc.(a)(b)	450,363	4,665,761

Security	Shares	Value

Biotechnology (continued)
VBI Vaccines Inc.(a)	1,156,287	$1,098,473
Veracyte Inc.(a)	410,673	9,983,461
Vericel Corp.(a)(b)	388,267	3,560,408
Viela Bio Inc.(a)(b)	37,572	1,427,736
Viking Therapeutics Inc.(a)(b)	55,599	260,203
Vir Biotechnology Inc.(a)(b)	49,557	1,698,318
Voyager Therapeutics Inc.(a)(b)	213,316	1,951,841
X4 Pharmaceuticals Inc.(a)(b)	133,936	1,339,360
XBiotech Inc.(a)(b)	114,730	1,218,433
Xencor Inc.(a)(b)	411,799	12,304,554
Y-mAbs Therapeutics Inc.(a)(b)	204,947	5,349,117
ZIOPHARM Oncology Inc.(a)(b)	1,609,472	3,943,206

		1,038,641,942

Building Products — 2.3%
AAON Inc.(b)	356,196	17,211,391
Advanced Drainage Systems Inc.(b)	377,682	11,118,958
American Woodmark Corp.(a)(b)	146,702	6,685,210
Apogee Enterprises Inc.	192,111	3,999,751
Builders FirstSource Inc.(a)(b)	924,761	11,309,827
CSW Industrials Inc.	129,400	8,391,590
JELD-WEN Holding Inc.(a)(b)	521,305	5,072,298
Masonite International Corp.(a)	203,062	9,635,292
Patrick Industries Inc.	129,395	3,643,763
PGT Innovations Inc.(a)(b)	236,688	1,985,812
Simpson Manufacturing Co. Inc.	388,716	24,092,618
Trex Co. Inc.(a)(b)	510,316	40,896,724
Universal Forest Products Inc.	457,921	17,030,082

		161,073,316

Capital Markets — 1.7%
Ares Management Corp., Class A	619,698	19,167,259
Artisan Partners Asset Management Inc., Class A	233,498	5,017,872
Assetmark Financial Holdings Inc.(a)(b)	56,673	1,155,562
Blucora Inc.(a)	301,770	3,636,328
Cohen & Steers Inc.	198,282	9,011,917
Cowen Inc., Class A(b)	116,012	1,120,676
Diamond Hill Investment Group Inc.	23,936	2,159,985
Federated Hermes Inc.	839,393	15,990,437
Focus Financial Partners Inc., Class A(a)(b)	265,514	6,109,477
GAMCO Investors Inc., Class A	41,333	454,250
Greenhill & Co. Inc.(b)	132,839	1,307,136
Hamilton Lane Inc., Class A(b)	191,737	10,604,973
Houlihan Lokey Inc.(b)	365,122	19,030,159
Moelis & Co., Class A	336,869	9,466,019
PJT Partners Inc., Class A(b)	116,500	5,054,935
Pzena Investment Management Inc., Class A	152,904	681,952
Safeguard Scientifics Inc.(b)	171,289	950,654
Sculptor Capital Management Inc.	76,589	1,037,015
Siebert Financial Corp.(a)(b)	68,479	494,418
Silvercrest Asset Management Group Inc., Class A	75,637	715,526
Value Line Inc.	7,895	255,403
Virtus Investment Partners Inc.	6,479	493,117
WisdomTree Investments Inc.	430,375	1,002,774

		114,917,844

Chemicals — 1.9%
Advanced Emissions Solutions Inc.	132,436	870,104
Amyris Inc.(a)(b)	67,087	171,743
Balchem Corp.	279,619	27,603,988
Chase Corp.	63,693	5,241,297
Ferro Corp.(a)(b)	578,296	5,412,851

46	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
GCP Applied Technologies Inc.(a)(b)	470,845	$8,381,041
HB Fuller Co.	330,723	9,237,093
Ingevity Corp.(a)	366,011	12,883,587
Innospec Inc.	182,602	12,689,013
Koppers Holdings Inc.(a)	118,686	1,468,146
Kraton Corp.(a)	76,689	621,181
LyondellBasell(c)	260,507	112,799
Marrone Bio Innovations Inc.(a)(b)	436,640	356,691
OMNOVA Solutions Inc.(a)	385,485	3,908,818
Orion Engineered Carbons SA	348,178	2,597,408
PolyOne Corp.	757,859	14,376,585
Quaker Chemical Corp.(b)	113,721	14,360,688
Sensient Technologies Corp.	194,725	8,472,485
Stepan Co.(b)	19,422	1,718,070
Tronox Holdings PLC, Class A(a)	365,172	1,818,557
Valhi Inc.	434	447

		132,302,592

Commercial Services & Supplies — 3.3%
Advanced Disposal Services Inc.(a)(b)	593,289	19,459,879
Brady Corp., Class A, NVS	344,942	15,567,232
Brink’s Co. (The)(b)	433,116	22,543,688
Casella Waste Systems Inc., Class A(a)(b)	397,466	15,525,022
CECO Environmental Corp.(a)	17,278	80,688
Cimpress PLC(a)(b)	163,009	8,672,079
Covanta Holding Corp.	1,027,146	8,782,098
Deluxe Corp.	22,934	594,679
Harsco Corp.(a)(b)	674,841	4,703,642
Healthcare Services Group Inc.	644,429	15,408,297
Heritage-Crystal Clean Inc.(a)(b)	92,186	1,497,101
Herman Miller Inc.	512,926	11,386,957
HNI Corp.	293,529	7,393,996
Interface Inc.	449,064	3,394,924
Kimball International Inc., Class B, NVS	264,127	3,145,753
Knoll Inc.	400,113	4,129,166
McGrath RentCorp	143,519	7,517,525
Mobile Mini Inc.	125,539	3,292,888
MSA Safety Inc.(b)	306,588	31,026,706
Pitney Bowes Inc.	747,137	1,524,159
Steelcase Inc., Class A	183,328	1,809,447
Tetra Tech Inc.	473,950	33,470,349
U.S. Ecology Inc.	209,690	6,374,576
Viad Corp.	173,690	3,687,439
VSE Corp.	5,767	94,521

		231,082,811

Communications Equipment — 1.0%
Acacia Communications Inc.(a)(b)	329,149	22,112,230
Calix Inc.(a)(b)	206,121	1,459,337
Cambium Networks Corp.(a)(b)	24,858	139,205
Casa Systems Inc.(a)(b)	248,053	868,186
Clearfield Inc.(a)(b)	96,968	1,149,071
DASAN Zhone Solutions Inc.(a)(b)	67,307	282,016
Extreme Networks Inc.(a)(b)	1,015,693	3,138,491
InterDigital Inc.	271,526	12,118,205
KVH Industries Inc.(a)(b)	8,235	77,656
Plantronics Inc.	296,438	2,982,166
Viavi Solutions Inc.(a)(b)	1,995,117	22,365,262

		66,691,825

Construction & Engineering — 1.2%
Argan Inc.	108,860	3,763,290

Security	Shares	Value

Construction & Engineering (continued)
Comfort Systems USA Inc.	316,640	$11,573,192
Construction Partners Inc., Class A(a)(b)	63,029	1,064,560
Dycom Industries Inc.(a)(b)	209,871	5,383,191
EMCOR Group Inc.	363,294	22,277,188
Granite Construction Inc.	60,521	918,709
Great Lakes Dredge & Dock Corp.(a)(b)	467,360	3,879,088
IES Holdings Inc.(a)(b)	33,299	587,727
MasTec Inc.(a)(b)	520,160	17,024,837
MYR Group Inc.(a)(b)	138,900	3,637,791
NV5 Global Inc.(a)(b)	90,482	3,736,002
Primoris Services Corp.	260,655	4,144,414
Sterling Construction Co. Inc.(a)(b)	50,814	482,733
WillScot Corp.(a)(b)	299,468	3,033,611

		81,506,333

Construction Materials — 0.1%
Forterra Inc.(a)(b)	160,880	962,062
Summit Materials Inc., Class A(a)(b)	182,502	2,737,530
U.S. Concrete Inc.(a)(b)	139,983	2,539,292
U.S. Lime & Minerals Inc.	1,019	75,253

		6,314,137

Consumer Finance — 0.6%
Curo Group Holdings Corp.	135,516	718,235
Elevate Credit Inc.(a)(b)	132,733	138,042
Enova International Inc.(a)	183,974	2,665,783
FirstCash Inc.	358,192	25,696,694
Green Dot Corp., Class A(a)(b)	349,135	8,864,538
Oportun Financial Corp.(a)(b)	28,392	299,536
Regional Management Corp.(a)(b)	38,573	526,907
World Acceptance Corp.(a)(b)	27,885	1,522,800

		40,432,535

Containers & Packaging — 0.1%
Myers Industries Inc.	305,486	3,283,975
UFP Technologies Inc.(a)(b)	6,014	229,073

		3,513,048

Distributors — 0.2%
Core-Mark Holding Co. Inc.(b)	394,328	11,265,951
Funko Inc., Class A(a)(b)	190,885	761,631
Greenlane Holdings Inc., Class A(a)(b)	81,553	140,271

		12,167,853

Diversified Consumer Services — 1.0%
Chegg Inc.(a)(b)	1,028,269	36,791,465
Collectors Universe Inc.	73,006	1,144,004
K12 Inc.(a)	26,376	497,451
Perdoceo Education Corp.(a)(b)	600,156	6,475,683
Regis Corp.(a)(b)	15,794	93,343
Select Interior Concepts Inc., Class A(a)	53,734	111,229
Strategic Education Inc.(b)	185,146	25,876,005

		70,989,180

Diversified Financial Services — 0.0%
Alerus Financial Corp.	11,750	194,110
GWG Holdings Inc.(a)(b)	12,562	127,630
Marlin Business Services Corp.	23,921	267,198

		588,938

Diversified Telecommunication Services — 0.8%
Anterix Inc.(a)(b)	93,538	4,271,881
Bandwidth Inc., Class A(a)(b)	116,966	7,870,642
Cogent Communications Holdings Inc.	368,402	30,197,912
IDT Corp., Class B(a)	106,703	578,330

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Ooma Inc.(a)(b)	175,019	$2,087,977
ORBCOMM Inc.(a)(b)	533,162	1,300,915
Vonage Holdings Corp.(a)	1,334,404	9,647,741

		55,955,398

Electric Utilities — 0.3%
El Paso Electric Co.	59,720	4,058,571
Genie Energy Ltd., Class B	49,676	356,674
MGE Energy Inc.(b)	109,969	7,199,670
Otter Tail Corp.	151,358	6,729,377
Spark Energy Inc., Class A	100,790	631,953

		18,976,245

Electrical Equipment — 1.5%
Allied Motion Technologies Inc.	61,185	1,450,084
American Superconductor Corp.(a)(b)	49,285	270,082
Atkore International Group Inc.(a)(b)	412,759	8,696,832
AZZ Inc.	68,898	1,937,412
Energous Corp.(a)(b)	240,820	178,929
EnerSys(b)	242,588	12,012,958
Generac Holdings Inc.(a)(b)	531,242	49,495,817
Plug Power Inc.(a)(b)	2,589,110	9,165,449
Sunrun Inc.(a)(b)	983,630	9,934,663
Thermon Group Holdings Inc.(a)(b)	78,079	1,176,651
TPI Composites Inc.(a)(b)	247,999	3,665,425
Vicor Corp.(a)(b)	154,918	6,900,048
Vivint Solar Inc.(a)(b)	389,368	1,701,538

		106,585,888

Electronic Equipment, Instruments & Components — 2.1%
Airgain Inc.(a)(b)	80,119	592,079
Akoustis Technologies Inc.(a)(b)	262,971	1,412,154
Badger Meter Inc.	248,965	13,344,524
Coda Octopus Group Inc.(a)(b)	52,223	292,971
ePlus Inc.(a)(b)	102,025	6,388,805
Fabrinet(a)	290,447	15,846,788
FARO Technologies Inc.(a)	141,377	6,291,277
Fitbit Inc., Class A(a)	422,383	2,813,071
II-VI Inc.(a)(b)	504,272	14,371,752
Insight Enterprises Inc.(a)(b)	111,646	4,703,646
Iteris Inc.(a)(b)	350,285	1,120,912
Itron Inc.(a)(b)	297,320	16,599,376
Kimball Electronics Inc.(a)(b)	13,392	146,241
MTS Systems Corp.	57,625	1,296,563
Napco Security Technologies Inc.(a)(b)	99,312	1,506,563
nLight Inc.(a)(b)	287,468	3,015,539
Novanta Inc.(a)(b)	292,342	23,352,279
OSI Systems Inc.(a)(b)	146,933	10,126,622
PAR Technology Corp.(a)(b)	100,766	1,295,851
Plexus Corp.(a)(b)	33,133	1,807,736
Rogers Corp.(a)(b)	160,297	15,135,243
Sanmina Corp.(a)(b)	135,579	3,698,595
Vishay Precision Group Inc.(a)(b)	67,315	1,351,685
Wrap Technologies Inc.(a)(b)	65,880	280,649

		146,790,921

Energy Equipment & Services — 0.2%
Cactus Inc., Class A	409,875	4,754,550
DMC Global Inc.	121,994	2,807,082
FTS International Inc.(a)(b)	135,763	30,275
Liberty Oilfield Services Inc., Class A	136,705	367,736
ProPetro Holding Corp.(a)(b)	398,410	996,025
RigNet Inc.(a)(b)	110,370	198,666

Security	Shares	Value

Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure Inc., Class A	272,252	$1,429,323
U.S. Well Services Inc.(a)(b)	137,282	41,185

		10,624,842

Entertainment — 0.3%
Eros International PLC(a)(b)	55,605	91,748
Glu Mobile Inc.(a)(b)	1,008,160	6,341,326
IMAX Corp.(a)(b)	452,749	4,097,379
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	86,116	1,679,262
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	313,114	5,967,953
LiveXLive Media Inc.(a)	301,684	476,661

		18,654,329

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexander’s Inc.	18,562	5,122,184
American Assets Trust Inc.	420,792	10,519,800
American Finance Trust Inc.	60,166	376,037
Armada Hoffler Properties Inc.	152,616	1,632,991
Bluerock Residential Growth REIT Inc.	201,914	1,124,661
CareTrust REIT Inc.	618,652	9,149,863
Clipper Realty Inc.	126,192	653,675
Community Healthcare Trust Inc.	100,196	3,835,503
Easterly Government Properties Inc.	147,268	3,628,684
EastGroup Properties Inc.	333,778	34,873,125
Essential Properties Realty Trust Inc.	87,807	1,146,759
First Industrial Realty Trust Inc.	225,055	7,478,578
Four Corners Property Trust Inc.	610,441	11,421,351
GEO Group Inc. (The)	1,036,131	12,599,353
Gladstone Commercial Corp.	80,205	1,151,744
Hannon Armstrong Sustainable Infrastructure Capital Inc.	37,704	769,539
Innovative Industrial Properties Inc.	141,322	10,730,579
iStar Inc.(b)	364,326	3,865,499
LTC Properties Inc.	167,912	5,188,481
Monmouth Real Estate Investment Corp.	125,449	1,511,660
National Health Investors Inc.	160,936	7,969,551
National Storage Affiliates Trust	516,580	15,290,768
New Senior Investment Group Inc.	328,396	840,694
NexPoint Residential Trust Inc.	172,581	4,350,767
Pennsylvania REIT(b)	297,777	271,454
PS Business Parks Inc.	173,734	23,544,432
QTS Realty Trust Inc., Class A(b)	499,587	28,981,042
Ryman Hospitality Properties Inc.	426,117	15,276,294
Safehold Inc.(b)	6,622	418,709
Saul Centers Inc.	94,404	3,090,787
Seritage Growth Properties, Class A	27,065	246,562
Tanger Factory Outlet Centers Inc.(b)	785,341	3,926,705
Terreno Realty Corp.	57,217	2,960,980
UMH Properties Inc.	262,885	2,854,931
Uniti Group Inc.	1,611,013	9,714,408
Universal Health Realty Income Trust	101,136	10,195,520

		256,713,670

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club Holdings Inc.(a)(b)	334,084	8,509,120
Chefs’ Warehouse Inc. (The)(a)(b)	215,462	2,169,702
HF Foods Group Inc.(a)(b)	190,095	1,594,897
Performance Food Group Co.(a)(b)	997,201	24,650,809
PriceSmart Inc.(b)	16,331	858,194

		37,782,722

Food Products — 1.3%
B&G Foods Inc.(b)	55,553	1,004,954

48	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Bridgford Foods Corp.(a)(b)	14,994	$345,912
Calavo Growers Inc.(b)	141,080	8,138,905
Freshpet Inc.(a)(b)	298,473	19,063,470
J&J Snack Foods Corp.(b)	131,054	15,857,534
John B Sanfilippo & Son Inc.	75,098	6,713,761
Lancaster Colony Corp.(b)	118,820	17,186,125
Limoneira Co.	40,987	536,930
Sanderson Farms Inc.(b)	145,011	17,882,757
Tootsie Roll Industries Inc.	129,176	4,645,166

		91,375,514

Gas Utilities — 0.3%
Chesapeake Utilities Corp.	139,084	11,920,890
New Jersey Resources Corp.	55,514	1,885,810
Northwest Natural Holding Co.	39,067	2,412,387
South Jersey Industries Inc.	110,854	2,771,350
Southwest Gas Holdings Inc.	52,819	3,674,090

		22,664,527

Health Care Equipment & Supplies — 7.8%
Accuray Inc.(a)(b)	786,162	1,493,708
Alphatec Holdings Inc.(a)(b)	314,411	1,084,718
Antares Pharma Inc.(a)(b)	1,404,865	3,315,481
Apyx Medical Corp.(a)	37,175	133,458
AtriCure Inc.(a)(b)	330,732	11,109,288
Atrion Corp.	12,460	8,099,000
Axogen Inc.(a)(b)	291,874	3,035,490
Axonics Modulation Technologies Inc.(a)(b)	161,349	4,099,878
BioLife Solutions Inc.(a)(b)	63,487	603,127
BioSig Technologies Inc.(a)(b)	135,654	568,390
Cardiovascular Systems Inc.(a)(b)	300,562	10,582,788
Cerus Corp.(a)(b)	1,206,742	5,611,350
Conformis Inc.(a)(b)	589,407	371,326
CONMED Corp.(b)	237,143	13,581,180
CryoLife Inc.(a)(b)	317,323	5,369,105
CryoPort Inc.(a)(b)	275,837	4,708,538
Cutera Inc.(a)(b)	122,316	1,597,447
CytoSorbents Corp.(a)(b)	265,094	2,049,177
GenMark Diagnostics Inc.(a)(b)	474,123	1,953,387
Glaukos Corp.(a)(b)	338,625	10,449,968
Globus Medical Inc., Class A(a)(b)	660,182	28,077,540
Haemonetics Corp.(a)(b)	438,576	43,708,484
Heska Corp.(a)(b)	60,989	3,372,692
Inogen Inc.(a)(b)	159,021	8,215,025
Integer Holdings Corp.(a)(b)	207,088	13,017,552
IntriCon Corp.(a)(b)	71,057	836,341
iRadimed Corp.(a)(b)	38,167	814,865
iRhythm Technologies Inc.(a)(b)	229,636	18,680,889
Lantheus Holdings Inc.(a)	334,303	4,265,706
LeMaitre Vascular Inc.(b)	122,536	3,053,597
LivaNova PLC(a)(b)	333,481	15,090,015
Meridian Bioscience Inc.(a)	30,624	257,242
Merit Medical Systems Inc.(a)(b)	464,215	14,506,719
Mesa Laboratories Inc.(b)	34,782	7,863,862
Misonix Inc.(a)(b)	79,099	745,113
Natus Medical Inc.(a)(b)	293,644	6,791,986
Neogen Corp.(a)(b)	450,237	30,161,377
Neuronetics Inc.(a)(b)	113,491	214,498
Nevro Corp.(a)(b)	259,475	25,942,310
Novocure Ltd.(a)(b)	754,321	50,795,976
NuVasive Inc.(a)(b)	450,527	22,823,698

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Orthofix Medical Inc.(a)	117,694	$3,296,609
OrthoPediatrics Corp.(a)(b)	87,158	3,454,943
Pulse Biosciences Inc.(a)(b)	97,378	697,226
Quidel Corp.(a)(b)	310,684	30,388,002
Rockwell Medical Inc.(a)(b)	513,182	1,052,023
Senseonics Holdings Inc.(a)(b)	1,051,735	666,274
Shockwave Medical Inc.(a)(b)	221,801	7,359,357
SI-BONE Inc.(a)	166,378	1,988,217
Sientra Inc.(a)(b)	287,442	572,010
Silk Road Medical Inc.(a)(b)	139,788	4,400,526
Soliton Inc.(a)(b)	46,135	373,694
STAAR Surgical Co.(a)(b)	386,808	12,478,426
Surmodics Inc.(a)(b)	113,293	3,774,923
Tactile Systems Technology Inc.(a)(b)	159,757	6,415,841
Tandem Diabetes Care Inc.(a)(b)	486,747	31,322,169
TransEnterix Inc.(a)(b)	84,886	29,863
TransMedics Group Inc.(a)(b)	106,391	1,285,203
Utah Medical Products Inc.	25,489	2,397,240
Vapotherm Inc.(a)(b)	129,095	2,430,859
Varex Imaging Corp.(a)(b)	142,021	3,225,297
ViewRay Inc.(a)(b)	914,186	2,285,465
Wright Medical Group NV(a)(b)	1,095,710	31,392,091
Zynex Inc.(a)	135,300	1,497,771

		541,836,320

Health Care Providers & Services — 3.7%
1Life Healthcare Inc.(a)(b)	74,431	1,350,923
Addus HomeCare Corp.(a)	108,399	7,327,773
Amedisys Inc.(a)(b)	272,390	49,994,461
American Renal Associates Holdings Inc.(a)(b)	66,708	440,940
AMN Healthcare Services Inc.(a)(b)	399,846	23,115,097
Apollo Medical Holdings Inc.(a)	73,410	948,457
Avalon GloboCare Corp.(a)(b)	164,195	254,502
BioTelemetry Inc.(a)(b)	288,855	11,123,806
Catasys Inc.(a)(b)	61,140	931,162
CorVel Corp.(a)	76,979	4,196,125
Cross Country Healthcare Inc.(a)(b)	45,482	306,549
Ensign Group Inc. (The)	438,515	16,492,549
Exagen Inc.(a)(b)	23,114	368,437
Genesis Healthcare Inc.(a)(b)	705,628	594,562
Hanger Inc.(a)(b)	50,195	782,038
HealthEquity Inc.(a)(b)	601,321	30,420,829
Joint Corp. (The)(a)(b)	113,072	1,226,831
LHC Group Inc.(a)(b)	261,400	36,648,280
Magellan Health Inc.(a)	106,348	5,116,402
National Research Corp.	104,701	4,761,802
Option Care Health Inc.(a)	32,454	307,339
Pennant Group Inc. (The)(a)(b)	219,427	3,107,086
PetIQ Inc.(a)(b)	171,733	3,989,358
Progyny Inc.(a)(b)	45,305	960,013
Providence Service Corp. (The)(a)(b)	101,300	5,559,344
R1 RCM Inc.(a)(b)	903,387	8,211,788
RadNet Inc.(a)	363,326	3,818,556
Select Medical Holdings Corp.(a)	957,582	14,363,730
Surgery Partners Inc.(a)(b)	22,699	148,225
Tenet Healthcare Corp.(a)(b)	837,175	12,055,320
U.S. Physical Therapy Inc.(b)	109,157	7,531,833

		256,454,117

Health Care Technology — 3.0%
Castlight Health Inc., Class B(a)(b)	871,615	630,265

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Evolent Health Inc., Class A(a)(b)	144,815	$786,346
Health Catalyst Inc.(a)(b)	141,139	3,690,785
HealthStream Inc.(a)	84,601	2,026,194
HMS Holdings Corp.(a)	761,715	19,248,538
Inovalon Holdings Inc., Class A(a)(b)	633,377	10,552,061
Inspire Medical Systems Inc.(a)(b)	117,206	7,065,178
Livongo Health Inc.(a)(b)	385,210	10,990,041
NextGen Healthcare Inc.(a)	473,010	4,938,224
Omnicell Inc.(a)(b)	359,618	23,583,748
OptimizeRx Corp.(a)(b)	120,185	1,088,876
Phreesia Inc.(a)(b)	202,466	4,257,860
Schrodinger Inc.(a)(b)	98,985	4,268,233
Simulations Plus Inc.(b)	103,679	3,620,471
Tabula Rasa HealthCare Inc.(a)(b)	169,787	8,878,162
Teladoc Health Inc.(a)(b)	627,075	97,202,896
Vocera Communications Inc.(a)(b)	271,038	5,756,847

		208,584,725

Hotels, Restaurants & Leisure — 2.7%
Biglari Holdings Inc., Class B, NVS(a)(b)	7,103	365,094
BJ’s Restaurants Inc.	162,908	2,262,792
Bloomin’ Brands Inc.	756,881	5,404,130
Boyd Gaming Corp.(b)	637,383	9,191,063
Brinker International Inc.(b)	243,204	2,920,880
Carrols Restaurant Group Inc.(a)(b)	16,941	30,833
Cheesecake Factory Inc. (The)	362,091	6,184,514
Churchill Downs Inc.(b)	305,132	31,413,339
Chuy’s Holdings Inc.(a)(b)	35,810	360,607
Cracker Barrel Old Country Store Inc.	208,494	17,350,871
Dave & Buster’s Entertainment Inc.(b)	265,322	3,470,412
Denny’s Corp.(a)(b)	380,370	2,921,242
Dine Brands Global Inc.	83,697	2,400,430
Drive Shack Inc.(a)(b)	480,463	730,304
Eldorado Resorts Inc.(a)(b)	573,480	8,258,112
Everi Holdings Inc.(a)(b)	698,084	2,303,677
Golden Entertainment Inc.(a)	73,358	484,896
Inspired Entertainment Inc.(a)(b)	68,937	233,007
Jack in the Box Inc.	30,987	1,086,094
Kura Sushi USA Inc., Class A(a)(b)	16,118	192,771
Lindblad Expeditions Holdings Inc.(a)(b)	203,811	849,892
Marriott Vacations Worldwide Corp.	64,483	3,583,965
Monarch Casino & Resort Inc.(a)	76,832	2,156,674
Nathan’s Famous Inc.	9,990	609,390
Noodles & Co.(a)(b)	247,207	1,164,345
Papa John’s International Inc.(b)	171,720	9,164,696
Penn National Gaming Inc.(a)	107,713	1,362,570
PlayAGS Inc.(a)(b)	235,016	622,792
Red Rock Resorts Inc., Class A	606,014	5,181,420
Ruth’s Hospitality Group Inc.	245,484	1,639,833
Scientific Games Corp./DE, Class A(a)(b)	481,593	4,671,452
SeaWorld Entertainment Inc.(a)	409,569	4,513,450
Shake Shack Inc., Class A(a)(b)	252,512	9,529,803
Target Hospitality Corp.(a)(b)	285,929	568,999
Texas Roadhouse Inc.	573,359	23,679,727
Twin River Worldwide Holdings Inc.	152,093	1,978,730
Wingstop Inc.(b)	235,081	18,735,956

		187,578,762

Household Durables — 1.7%
Casper Sleep Inc.(a)(b)	21,086	90,459
Cavco Industries Inc.(a)(b)	74,974	10,866,732

Security	Shares	Value

Household Durables (continued)
Century Communities Inc.(a)(b)	107,104	$1,554,079
GoPro Inc., Class A(a)(b)	1,005,469	2,634,329
Green Brick Partners Inc.(a)(b)	14,847	119,518
Hamilton Beach Brands Holding Co., Class A	57,844	550,096
Helen of Troy Ltd.(a)(b)	218,047	31,405,309
Hooker Furniture Corp.	7,428	115,951
Installed Building Products Inc.(a)	197,155	7,860,570
iRobot Corp.(a)(b)	241,097	9,860,867
KB Home	151,677	2,745,354
La-Z-Boy Inc.	163,864	3,367,405
Legacy Housing Corp.(a)(b)	13,908	128,649
LGI Homes Inc.(a)(b)	174,338	7,871,361
Lovesac Co. (The)(a)(b)	76,475	445,849
Purple Innovation Inc.(a)	17,446	99,093
Skyline Champion Corp.(a)	438,201	6,870,992
Sonos Inc.(a)	696,429	5,905,718
Taylor Morrison Home Corp.(a)(b)	126,087	1,386,957
TopBuild Corp.(a)(b)	290,392	20,803,683
Universal Electronics Inc.(a)(b)	105,688	4,055,249
ZAGG Inc.(a)(b)	14,339	44,594

		118,782,814

Household Products — 0.3%
WD-40 Co.	119,304	23,962,208

Independent Power and Renewable Electricity Producers — 0.3%
Atlantic Power Corp.(a)(b)	580,300	1,241,842
Ormat Technologies Inc.(b)	122,970	8,320,150
Sunnova Energy International Inc.(a)(b)	79,189	797,434
TerraForm Power Inc., Class A	491,056	7,743,953

		18,103,379

Industrial Conglomerates — 0.1%
Raven Industries Inc.	311,967	6,623,059

Insurance — 1.9%
Benefytt Technologies Inc.(a)(b)	84,459	1,891,037
BRP Group Inc., Class A(a)(b)	63,158	666,317
Crawford & Co., Class A, NVS	123,471	888,991
eHealth Inc.(a)(b)	197,844	27,860,392
Enstar Group Ltd.(a)	17,067	2,714,506
FedNat Holding Co.	51,669	593,160
Global Indemnity Ltd.	13,507	344,429
Goosehead Insurance Inc., Class A(a)	99,187	4,426,716
Heritage Insurance Holdings Inc.(b)	24,908	266,765
Investors Title Co.	2,184	279,552
James River Group Holdings Ltd.	124,452	4,510,140
Kinsale Capital Group Inc.(b)	177,155	18,518,012
MBIA Inc.(a)	63,619	454,240
National General Holdings Corp.	352,213	5,829,125
Palomar Holdings Inc.(a)(b)	160,352	9,326,072
ProSight Global Inc.(a)(b)	32,697	318,796
RLI Corp.(b)	346,879	30,501,070
Selective Insurance Group Inc.	230,811	11,471,307
State Auto Financial Corp.(b)	9,146	254,167
Trupanion Inc.(a)(b)	250,623	6,523,717
United Fire Group Inc.	15,615	509,205
Universal Insurance Holdings Inc.	87,743	1,572,355

		129,720,071

Interactive Media & Services — 0.5%
Cargurus Inc.(a)(b)	652,578	12,359,827
Cars.com Inc.(a)(b)	78,399	337,116

50	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Eventbrite Inc., Class A(a)(b)	312,952	$2,284,550
EverQuote Inc., Class A(a)(b)	75,237	1,974,971
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	636,709	1,146,076
Meet Group Inc. (The)(a)(b)	388,284	2,279,227
QuinStreet Inc.(a)	404,460	3,255,903
Travelzoo(a)	46,019	180,855
TrueCar Inc.(a)(b)	781,788	1,891,927
Yelp Inc.(a)(b)	596,751	10,759,420

		36,469,872

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(a)(b)	214,048	2,831,855
Duluth Holdings Inc., Class B(a)(b)	92,983	372,862
Groupon Inc.(a)(b)	3,877,348	3,800,577
Leaf Group Ltd.(a)(b)	113,026	151,455
PetMed Express Inc.	48,493	1,395,629
Quotient Technology Inc.(a)	67,653	439,744
RealReal Inc. (The)(a)(b)	117,460	823,395
Rubicon Project Inc. (The)(a)(b)	288,855	1,603,145
Shutterstock Inc.	166,025	5,339,364
Stitch Fix Inc., Class A(a)(b)	319,576	4,058,615
Waitr Holdings Inc.(a)(b)	88,571	108,942

		20,925,583

IT Services — 2.8%
Brightcove Inc.(a)	336,434	2,344,945
Cardtronics PLC, Class A(a)(b)	257,665	5,390,352
Cass Information Systems Inc.	121,655	4,277,390
CSG Systems International Inc.(b)	286,319	11,982,450
Endurance International Group Holdings Inc.(a)(b)	643,878	1,242,685
EVERTEC Inc.	527,923	11,999,690
Evo Payments Inc., Class A(a)(b)	347,415	5,315,449
Exela Technologies Inc.(a)(b)	311,503	63,858
ExlService Holdings Inc.(a)	290,423	15,110,709
GTT Communications Inc.(a)(b)	295,790	2,351,531
Hackett Group Inc. (The)	191,520	2,436,134
I3 Verticals Inc., Class A(a)(b)	126,546	2,415,763
International Money Express Inc.(a)(b)	157,178	1,435,035
Limelight Networks Inc.(a)(b)	398,321	2,270,430
MAXIMUS Inc.	552,407	32,150,087
NIC Inc.	572,336	13,163,728
Paysign Inc.(a)(b)	266,695	1,376,146
Perficient Inc.(a)(b)	278,089	7,533,431
Perspecta Inc.(b)	87,249	1,591,422
PRGX Global Inc.(a)(b)	182,236	510,261
Priority Technology Holdings Inc.(a)(b)	56,745	110,085
Science Applications International Corp.	502,733	37,518,964
TTEC Holdings Inc.	150,627	5,531,023
Tucows Inc., Class A(a)(b)	82,158	3,964,945
Unisys Corp.(a)(b)	308,606	3,811,284
Verra Mobility Corp.(a)(b)	1,110,564	7,929,427
Virtusa Corp.(a)	249,628	7,089,435

		190,916,659

Leisure Products — 0.4%
Clarus Corp.	105,756	1,036,409
Johnson Outdoors Inc., Class A	28,981	1,817,109
Malibu Boats Inc., Class A(a)(b)	177,609	5,113,363
Marine Products Corp.	67,596	546,175
MasterCraft Boat Holdings Inc.(a)(b)	159,316	1,163,007
Sturm Ruger & Co. Inc.	132,903	6,766,092

Security	Shares	Value

Leisure Products (continued)
YETI Holdings Inc.(a)(b)	484,999	$9,467,180

		25,909,335

Life Sciences Tools & Services — 1.6%
Accelerate Diagnostics Inc.(a)(b)	231,493	1,928,337
ChromaDex Corp.(a)(b)	362,708	1,182,428
Codexis Inc.(a)(b)	460,186	5,135,676
Fluidigm Corp.(a)(b)	607,603	1,543,312
Medpace Holdings Inc.(a)(b)	239,297	17,559,614
NanoString Technologies Inc.(a)(b)	266,015	6,397,661
NeoGenomics Inc.(a)(b)	827,351	22,843,161
Pacific Biosciences of California Inc.(a)(b)	1,118,940	3,423,956
Personalis Inc.(a)(b)	128,184	1,034,445
Quanterix Corp.(a)	117,989	2,167,458
Repligen Corp.(a)(b)	453,882	43,817,768
Syneos Health Inc.(a)(b)	39,113	1,541,834

		108,575,650

Machinery — 3.8%
Alamo Group Inc.(b)	73,396	6,516,097
Albany International Corp., Class A	266,604	12,618,367
Barnes Group Inc.	49,147	2,055,819
Blue Bird Corp.(a)	66,059	722,025
Chart Industries Inc.(a)(b)	313,536	9,086,273
Columbus McKinnon Corp./NY(b)	122,784	3,069,600
Douglas Dynamics Inc.	194,841	6,918,804
Energy Recovery Inc.(a)(b)	321,751	2,393,827
Enerpac Tool Group Corp.	243,563	4,030,968
EnPro Industries Inc.(b)	16,168	639,929
ESCO Technologies Inc.	208,363	15,816,835
Evoqua Water Technologies Corp.(a)	657,762	7,373,512
Federal Signal Corp.	489,966	13,366,272
Franklin Electric Co. Inc.	379,696	17,895,073
Gencor Industries Inc.(a)	13,430	141,015
Gorman-Rupp Co. (The)	31,511	983,458
Graham Corp.(b)	5,783	74,601
Helios Technologies Inc.	254,977	9,668,728
Hillenbrand Inc.	357,905	6,839,565
John Bean Technologies Corp.(b)	270,538	20,092,857
Kadant Inc.	95,597	7,136,316
LB Foster Co., Class A(a)	5,550	68,598
Lindsay Corp.(b)	32,716	2,996,131
Luxfer Holdings PLC	220,419	3,116,725
Mayville Engineering Co. Inc.(a)(b)	54,607	334,741
Meritor Inc.(a)(b)	515,281	6,827,473
Miller Industries Inc./TN	5,965	168,690
Mueller Industries Inc.	265,079	6,345,991
Mueller Water Products Inc., Class A	813,990	6,520,060
Omega Flex Inc.	25,224	2,128,906
Proto Labs Inc.(a)(b)	233,836	17,801,935
RBC Bearings Inc.(a)(b)	210,386	23,729,437
REV Group Inc.	42,452	177,025
Rexnord Corp.(b)	97,297	2,205,723
Spartan Motors Inc.(b)	215,441	2,781,343
SPX Corp.(a)	309,927	10,116,017
Tennant Co.	156,608	9,075,434
Terex Corp.	416,535	5,981,443
Watts Water Technologies Inc., Class A	135,998	11,512,231
Welbilt Inc.(a)(b)	1,128,009	5,786,686

		265,114,530

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine — 0.0%
Scorpio Bulkers Inc.	86,278	$218,283

Media — 0.4%
Boston Omaha Corp., Class A(a)(b)	66,453	1,203,464
Cardlytics Inc.(a)(b)	123,880	4,330,845
Central European Media Enterprises Ltd., Class A(a)	761,980	2,384,997
Clear Channel Outdoor Holdings Inc.(a)(b)	113,328	72,530
Entravision Communications Corp., Class A	102,978	209,045
Fluent Inc.(a)(b)	341,164	399,162
Gray Television Inc.(a)(b)	321,847	3,456,637
Hemisphere Media Group Inc.(a)(b)	140,610	1,200,809
Loral Space & Communications Inc.(a)	109,854	1,785,128
MDC Partners Inc., Class A(a)	489,819	710,238
Meredith Corp.	346,518	4,234,450
National CineMedia Inc.	60,421	196,972
TechTarget Inc.(a)	200,517	4,132,655

		24,316,932

Metals & Mining — 0.5%
Cleveland-Cliffs Inc.(b)	823,885	3,254,346
Compass Minerals International Inc.	296,996	11,425,436
Kaiser Aluminum Corp.	70,886	4,910,982
Materion Corp.	71,227	2,493,657
NovaGold Resources Inc.(a)(b)	1,410,211	10,407,357
Ryerson Holding Corp.(a)(b)	131,654	700,399
Worthington Industries Inc.	75,190	1,973,738

		35,165,915

Oil, Gas & Consumable Fuels — 0.1%
Altus Midstream Co., Class A(a)(b)	436,176	327,132
Ardmore Shipping Corp.	54,625	286,781
Brigham Minerals Inc., Class A	173,571	1,435,432
CVR Energy Inc.	107,996	1,785,174
Dorian LPG Ltd.(a)(b)	48,603	423,332
Evolution Petroleum Corp.	206,856	539,894
Falcon Minerals Corp.	54,771	117,758
GasLog Ltd.	238,239	862,425
Golar LNG Ltd.	61,642	485,739
Goodrich Petroleum Corp.(a)(b)	54,178	230,798
Matador Resources Co.(a)(b)	105,539	261,737
NextDecade Corp.(a)	119,243	224,177
PrimeEnergy Resources Corp.(a)(b)	3,112	230,288
Ring Energy Inc.(a)(b)	220,558	145,282
Rosehill Resources Inc.(a)(b)	90,354	37,045
SilverBow Resources Inc.(a)	63	156
Tellurian Inc.(a)(b)	831,863	751,921
Uranium Energy Corp.(a)(b)	1,543,252	864,221

		9,009,292

Paper & Forest Products — 0.1%
Boise Cascade Co.(b)	79,632	1,893,649
Louisiana-Pacific Corp.	136,425	2,343,781
Neenah Inc.	120,614	5,202,082
Verso Corp., Class A(a)(b)	17,899	201,901

		9,641,413

Personal Products — 0.4%
BellRing Brands Inc., Class A(a)	204,968	3,494,705
elf Beauty Inc.(a)	34,523	339,706
Inter Parfums Inc.	153,221	7,101,793
Lifevantage Corp.(a)(b)	121,006	1,246,362
Medifast Inc.	96,348	6,021,750
Revlon Inc., Class A(a)(b)	51,396	561,758

Security	Shares	Value

Personal Products (continued)
USANA Health Sciences Inc.(a)(b)	109,135	$6,303,638
Youngevity International Inc.(a)(b)	71,457	50,020

		25,119,732

Pharmaceuticals — 2.8%
AcelRx Pharmaceuticals Inc.(a)(b)	224,552	264,971
Acer Therapeutics Inc.(a)(b)	43,444	86,454
Aerie Pharmaceuticals Inc.(a)(b)	366,069	4,941,931
Akorn Inc.(a)(b)	100,438	56,366
Amneal Pharmaceuticals Inc.(a)(b)	1,027,400	3,575,352
Amphastar Pharmaceuticals Inc.(a)(b)	311,561	4,623,565
ANI Pharmaceuticals Inc.(a)(b)	78,574	3,201,105
Arvinas Holding Co. LLC(a)(b)	184,642	7,441,073
Axsome Therapeutics Inc.(a)(b)	234,852	13,816,343
Baudax Bio Inc.(a)	69,773	173,037
BioDelivery Sciences International Inc.(a)	733,367	2,779,461
Cara Therapeutics Inc.(a)(b)	297,693	3,932,525
Cerecor Inc.(a)(b)	186,460	462,421
Chiasma Inc.(a)(b)	298,410	1,089,196
Collegium Pharmaceutical Inc.(a)(b)	279,739	4,568,138
Corcept Therapeutics Inc.(a)(b)	833,282	9,907,723
CorMedix Inc.(a)(b)	221,428	794,927
Cymabay Therapeutics Inc.(a)(b)	610,851	904,059
Eloxx Pharmaceuticals Inc.(a)(b)	196,669	385,471
Endo International PLC(a)(b)	116,447	430,854
Evofem Biosciences Inc.(a)(b)	116,384	619,163
Evolus Inc.(a)(b)	161,075	668,461
EyePoint Pharmaceuticals Inc.(a)(b)	350,526	357,537
Fulcrum Therapeutics Inc.(a)(b)	86,220	1,029,467
Innoviva Inc.(a)(b)	556,036	6,538,983
Intersect ENT Inc.(a)(b)	264,218	3,130,983
Intra-Cellular Therapies Inc.(a)(b)	226,682	3,484,102
Kala Pharmaceuticals Inc.(a)(b)	105,404	926,501
Kaleido Biosciences Inc.(a)(b)	99,054	609,182
Liquidia Technologies Inc.(a)(b)	116,211	547,354
Marinus Pharmaceuticals Inc.(a)(b)	712,749	1,446,880
MyoKardia Inc.(a)(b)	385,379	18,066,568
NGM Biopharmaceuticals Inc.(a)	202,239	2,493,607
Ocular Therapeutix Inc.(a)(b)	366,521	1,814,279
Odonate Therapeutics Inc.(a)(b)	83,863	2,315,457
Omeros Corp.(a)(b)	444,909	5,948,433
Optinose Inc.(a)(b)	241,257	1,083,244
Pacira BioSciences Inc.(a)(b)	356,699	11,960,117
Paratek Pharmaceuticals Inc.(a)(b)	289,537	912,042
Phathom Pharmaceuticals Inc.(a)(b)	74,015	1,911,067
Phibro Animal Health Corp., Class A(b)	166,456	4,023,242
Reata Pharmaceuticals Inc., Class A(a)(b)	82,829	11,955,538
Recro Pharma Inc.(a)(b)	172,900	1,412,593
resTORbio Inc.(a)	45	46
Revance Therapeutics Inc.(a)(b)	374,216	5,538,397
Satsuma Pharmaceuticals Inc.(a)(b)	30,423	654,703
SIGA Technologies Inc.(a)(b)	476,945	2,279,797
Supernus Pharmaceuticals Inc.(a)	429,244	7,722,100
TherapeuticsMD Inc.(a)(b)	1,724,023	1,827,464
Theravance Biopharma Inc.(a)(b)	426,470	9,855,722
Tricida Inc.(a)(b)	189,067	4,159,474
Verrica Pharmaceuticals Inc.(a)(b)	46,319	506,267
WaVe Life Sciences Ltd.(a)(b)	153,702	1,440,188
Xeris Pharmaceuticals Inc.(a)(b)	294,541	574,355
Zogenix Inc.(a)(b)	371,252	9,181,062

52	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zynerba Pharmaceuticals Inc.(a)(b)	200,593	$768,271

		191,197,618

Professional Services — 1.6%
ASGN Inc.(a)(b)	387,834	13,698,297
Barrett Business Services Inc.	62,298	2,469,493
BG Staffing Inc.	36,875	275,825
CRA International Inc.	17,798	594,631
Exponent Inc.	449,326	32,311,033
Forrester Research Inc.(a)	92,314	2,698,338
Franklin Covey Co.(a)	83,332	1,294,979
FTI Consulting Inc.(a)(b)	29,497	3,532,856
Heidrick & Struggles International Inc.	17,432	392,220
Huron Consulting Group Inc.(a)	23,892	1,083,741
ICF International Inc.(b)	98,076	6,737,821
Insperity Inc.	322,086	12,013,808
Kforce Inc.(b)	176,357	4,509,448
Korn Ferry	480,824	11,693,640
Mistras Group Inc.(a)(b)	22,136	94,299
Resources Connection Inc.	84,098	922,555
TriNet Group Inc.(a)(b)	380,314	14,322,625
Upwork Inc.(a)(b)	499,730	3,223,259
Willdan Group Inc.(a)(b)	88,437	1,889,899

		113,758,767

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)(b)	922,925	10,835,140
eXp World Holdings Inc.(a)(b)	179,840	1,521,446
Griffin Industrial Realty Inc.	426	13,930
Kennedy-Wilson Holdings Inc.	543,673	7,296,092
Marcus & Millichap Inc.(a)(b)	174,739	4,735,427
Maui Land & Pineapple Co. Inc.(a)(b)	33,508	366,242
Newmark Group Inc., Class A	1,111,496	4,723,858
Redfin Corp.(a)(b)	779,202	12,015,295
RMR Group Inc. (The), Class A	131,169	3,537,628

		45,045,058

Road & Rail — 0.3%
Avis Budget Group Inc.(a)(b)	499,292	6,940,159
Heartland Express Inc.(b)	19,924	369,988
PAM Transportation Services Inc.(a)(b)	11,945	367,309
Saia Inc.(a)(b)	135,023	9,929,591
Universal Logistics Holdings Inc.(b)	68,168	893,001

		18,500,048

Semiconductors & Semiconductor Equipment — 3.5%
Adesto Technologies Corp.(a)(b)	201,293	2,252,469
Advanced Energy Industries Inc.(a)	329,819	15,992,923
Ambarella Inc.(a)(b)	113,553	5,514,134
Brooks Automation Inc.(b)	543,519	16,577,329
Cabot Microelectronics Corp.(b)	251,790	28,739,311
CEVA Inc.(a)(b)	173,478	4,324,806
Diodes Inc.(a)(b)	87,094	3,539,065
DSP Group Inc.(a)	67,718	907,421
Enphase Energy Inc.(a)(b)	797,215	25,742,072
FormFactor Inc.(a)	47,323	950,719
Ichor Holdings Ltd.(a)(b)	42,492	814,147
Impinj Inc.(a)(b)	146,358	2,445,642
Inphi Corp.(a)(b)	390,295	30,899,655
Lattice Semiconductor Corp.(a)(b)	1,093,811	19,491,712
MaxLinear Inc.(a)(b)	572,876	6,685,463
NVE Corp.	38,629	2,009,867
Onto Innovation Inc.(a)	99,052	2,938,873

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
PDF Solutions Inc.(a)(b)	20,294	$237,846
Power Integrations Inc.(b)	245,800	21,711,514
Semtech Corp.(a)	524,939	19,685,212
Silicon Laboratories Inc.(a)(b)	373,320	31,885,261
SiTime Corp.(a)(b)	19,632	427,389
Xperi Corp.	88,011	1,224,233

		244,997,063

Software — 8.7%
8x8 Inc.(a)(b)	841,810	11,667,487
A10 Networks Inc.(a)(b)	428,818	2,662,960
ACI Worldwide Inc.(a)(b)	999,704	24,142,852
Agilysys Inc.(a)(b)	178,915	2,987,880
Alarm.com Holdings Inc.(a)(b)	318,262	12,383,574
Altair Engineering Inc., Class A(a)(b)	348,159	9,226,213
American Software Inc./GA, Class A	148,364	2,108,252
Appfolio Inc., Class A(a)(b)	136,111	15,101,515
Appian Corp.(a)(b)	296,438	11,925,701
Benefitfocus Inc.(a)(b)	254,651	2,268,940
Blackbaud Inc.(b)	424,105	23,559,033
Blackline Inc.(a)(b)	375,112	19,734,642
Bottomline Technologies DE Inc.(a)(b)	375,179	13,750,310
Box Inc., Class A(a)(b)	1,268,955	17,816,128
ChannelAdvisor Corp.(a)(b)	231,166	1,678,265
Cloudera Inc.(a)(b)	139,066	1,094,449
CommVault Systems Inc.(a)(b)	361,663	14,640,118
Cornerstone OnDemand Inc.(a)(b)	493,593	15,671,578
Digimarc Corp.(a)(b)	97,629	1,274,058
Digital Turbine Inc.(a)(b)	687,096	2,961,384
Domo Inc., Class B(a)(b)	152,007	1,510,950
Ebix Inc.(b)	199,884	3,034,239
eGain Corp.(a)(b)	176,441	1,293,313
Envestnet Inc.(a)(b)	418,940	22,530,593
Everbridge Inc.(a)(b)	288,696	30,705,707
Five9 Inc.(a)(b)	519,447	39,716,918
ForeScout Technologies Inc.(a)(b)	376,098	11,880,936
Ideanomics Inc.(a)(b)	834,487	1,118,213
Intelligent Systems Corp.(a)(b)	58,979	2,004,696
j2 Global Inc.	404,969	30,311,930
LivePerson Inc.(a)	540,551	12,297,535
Majesco(a)(b)	65,680	358,613
MicroStrategy Inc., Class A(a)	70,833	8,365,377
Mitek Systems Inc.(a)(b)	281,243	2,216,195
MobileIron Inc.(a)(b)	861,450	3,273,510
Model N Inc.(a)(b)	287,856	6,393,282
OneSpan Inc.(a)	203,337	3,690,567
Pareteum Corp.(a)(b)	484,296	199,530
Phunware Inc.(a)(b)	279,590	188,723
Ping Identity Holding Corp.(a)(b)	99,943	2,000,859
Progress Software Corp.	390,941	12,510,112
PROS Holdings Inc.(a)(b)	289,767	8,991,470
Q2 Holdings Inc.(a)(b)	378,902	22,377,952
QAD Inc., Class A(b)	51,369	2,051,164
Qualys Inc.(a)(b)	292,247	25,422,566
Rapid7 Inc.(a)(b)	427,436	18,520,802
Rimini Street Inc.(a)(b)	170,782	698,498
Rosetta Stone Inc.(a)	28,384	397,944
SailPoint Technologies Holding Inc.(a)(b)	746,362	11,359,630
SecureWorks Corp., Class A(a)(b)	4,437	51,070
SharpSpring Inc.(a)(b)	88,710	537,583
ShotSpotter Inc.(a)(b)	70,815	1,945,996

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Sprout Social Inc., Class A(a)	68,357	$1,090,978
SPS Commerce Inc.(a)	304,517	14,163,086
SVMK Inc.(a)	755,701	10,209,520
Telaria Inc.(a)(b)	390,992	2,345,952
Telenav Inc.(a)(b)	145,583	628,919
Tenable Holdings Inc.(a)(b)	327,983	7,169,708
Upland Software Inc.(a)(b)	198,910	5,334,766
Varonis Systems Inc.(a)(b)	260,839	16,607,619
Verint Systems Inc.(a)(b)	545,404	23,452,372
VirnetX Holding Corp.(a)(b)	538,310	2,944,556
Workiva Inc.(a)	319,851	10,340,783
Yext Inc.(a)(b)	838,192	8,541,176
Zix Corp.(a)(b)	458,006	1,974,006
Zuora Inc., Class A(a)(b)	769,793	6,196,834

		605,612,087

Specialty Retail — 1.4%
Aaron’s Inc.	521,147	11,871,729
American Eagle Outfitters Inc.	1,233,270	9,804,497
America’s Car-Mart Inc./TX(a)(b)	53,518	3,015,739
Asbury Automotive Group Inc.(a)	168,067	9,282,340
At Home Group Inc.(a)(b)	27,631	55,815
Boot Barn Holdings Inc.(a)(b)	246,066	3,181,633
Camping World Holdings Inc., Class A	287,079	1,633,480
Children’s Place Inc. (The)	127,698	2,497,773
Designer Brands Inc. , Class A	191,424	953,292
Hibbett Sports Inc.(a)(b)	9,999	109,339
Hudson Ltd., Class A(a)(b)	20,944	105,139
Lithia Motors Inc., Class A	119,875	9,804,576
Lumber Liquidators Holdings Inc.(a)(b)	46,683	218,943
MarineMax Inc.(a)	10,381	108,170
Monro Inc.(b)	284,190	12,450,364
Murphy USA Inc.(a)	43,979	3,710,068
National Vision Holdings Inc.(a)(b)	681,995	13,244,343
OneWater Marine Inc., Class A(a)(b)	11,758	89,949
Rent-A-Center Inc./TX	429,465	6,072,635
RH(a)(b)	41,397	4,159,157
Sleep Number Corp.(a)	223,406	4,280,459
Tailored Brands Inc.(b)	383,052	666,510
Winmark Corp.	8,065	1,027,642

		98,343,592

Technology Hardware, Storage & Peripherals — 0.0%
AstroNova Inc.	59,184	459,268
Avid Technology Inc.(a)(b)	243,704	1,640,128
Diebold Nixdorf Inc.(a)	350,873	1,235,073
Sonim Technologies Inc.(a)(b)	86,728	60,709

		3,395,178

Textiles, Apparel & Luxury Goods — 1.0%
Centric Brands Inc.(a)	142,899	160,047
Crocs Inc.(a)	600,671	10,205,400
Deckers Outdoor Corp.(a)(b)	243,996	32,695,464
Kontoor Brands Inc.(a)	91,647	1,756,873
Oxford Industries Inc.	54,999	1,994,264
Steven Madden Ltd.(b)	728,365	16,919,919
Superior Group of Companies Inc.	21,754	184,039
Wolverine World Wide Inc.	336,169	5,109,769

		69,025,775

Thrifts & Mortgage Finance — 0.5%
Axos Financial Inc.(a)(b)	317,441	5,755,205
Essent Group Ltd.	426,033	11,221,709

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C, NVS	24,120	$1,341,796
First Defiance Financial Corp.	20,400	300,696
FS Bancorp. Inc.	4,249	152,964
Greene County Bancorp. Inc.	23,728	554,286
Hingham Institution for Savings	5,623	815,279
Kearny Financial Corp./MD	214,867	1,845,708
Meridian Bancorp. Inc.(b)	57,415	644,196
Meta Financial Group Inc.(b)	173,167	3,761,187
Mr Cooper Group Inc.(a)(b)	314,443	2,304,867
NMI Holdings Inc., Class A(a)	573,746	6,661,191
OceanFirst Financial Corp.	30,978	492,860
PCSB Financial Corp.(b)	11,796	165,026
Pioneer Bancorp. Inc./NY(a)(b)	7,668	79,594
Provident Bancorp Inc.(a)(b)	7,191	61,986
Southern Missouri Bancorp. Inc.	3,419	82,979
Velocity Financial Inc.(a)(b)	12,950	97,513
Walker & Dunlop Inc.	27,732	1,116,768
Waterstone Financial Inc.	13,327	193,775

		37,649,585

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	1,001,855	751,391
Turning Point Brands Inc.(b)	71,648	1,512,489
Vector Group Ltd.	909,861	8,570,891

		10,834,771

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.	332,180	15,187,270
Beacon Roofing Supply Inc.(a)(b)	89,061	1,473,069
EVI Industries Inc.(a)(b)	39,341	620,801
Foundation Building Materials Inc.(a)	51,805	533,073
General Finance Corp.(a)(b)	49,775	310,596
GMS Inc.(a)(b)	154,603	2,431,905
H&E Equipment Services Inc.	218,202	3,203,205
Herc Holdings Inc.(a)(b)	13,604	278,338
Kaman Corp.(b)	34,098	1,311,750
Lawson Products Inc./DE(a)(b)	36,174	966,569
MRC Global Inc.(a)(b)	64,363	274,186
SiteOne Landscape Supply Inc.(a)(b)	354,685	26,111,910
Systemax Inc.	81,283	1,441,148
Transcat Inc.(a)(b)	59,735	1,582,977
Willis Lease Finance Corp.(a)	1,506	40,060

		55,766,857

Water Utilities — 1.0%
American States Water Co.(b)	318,367	26,023,319
California Water Service Group	393,332	19,792,466
Global Water Resources Inc.(b)	108,137	1,101,916
Middlesex Water Co.(b)	126,969	7,633,376
Pure Cycle Corp.(a)(b)	168,294	1,876,478
SJW Group	148,946	8,604,611
York Water Co. (The)	100,957	4,387,591

		69,419,757

Wireless Telecommunication Services — 0.4%
Boingo Wireless Inc.(a)(b)	374,768	3,976,288
Gogo Inc.(a)(b)	477,231	1,011,730
Shenandoah Telecommunications Co.(b)	416,016	20,488,788

		25,476,806

Total Common Stocks — 99.7% (Cost: $9,283,113,709)		6,918,636,681

54	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 21.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(e)(f)	1,497,695,716	$1,497,396,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(e)	11,650,000	11,650,000

		1,509,046,176

Total Short-Term Investments — 21.8% (Cost: $1,509,174,820)		1,509,046,176

Total Investments in Securities — 121.5% (Cost: $10,792,288,529)		8,427,682,857

Other Assets, Less Liabilities — (21.5)%		(1,490,787,451)

Net Assets — 100.0%		$6,936,895,406

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	55

Schedule of Investments March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AAR Corp.	336,776	$5,981,142
Aerojet Rocketdyne Holdings Inc.(a)(b)	217,952	9,116,932
Cubic Corp.(b)	264,746	10,936,657
Ducommun Inc.(a)	88,868	2,208,370
Maxar Technologies Inc.(a)(b)	602,042	6,429,809
Moog Inc., Class A	41,161	2,079,865
National Presto Industries Inc.	46,284	3,277,370
Park Aerospace Corp.	187,373	2,360,900
Triumph Group Inc.	356,828	2,412,157
Vectrus Inc.(a)	113,431	4,697,178

		49,500,380

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings Inc.(a)(b)	234,804	6,027,419
Echo Global Logistics Inc.(a)	269,904	4,609,960
Hub Group Inc., Class A(a)	324,058	14,734,917

		25,372,296

Airlines — 0.3%
Hawaiian Holdings Inc.	457,438	4,775,653
Mesa Air Group Inc.(a)(b)	160,968	529,585
SkyWest Inc.	494,156	12,941,945
Spirit Airlines Inc.(a)(b)	150,560	1,940,718

		20,187,901

Auto Components — 1.0%
Adient PLC(a)	880,818	7,989,019
American Axle & Manufacturing Holdings Inc.(a)	1,127,843	4,071,513
Cooper Tire & Rubber Co.	505,030	8,231,989
Cooper-Standard Holdings Inc.(a)(b)	169,700	1,742,819
Dana Inc.	1,451,041	11,332,630
Modine Manufacturing Co.(a)(b)	508,168	1,651,546
Motorcar Parts of America Inc.(a)(b)	188,531	2,371,720
Standard Motor Products Inc.	167,090	6,945,932
Stoneridge Inc.(a)(b)	237,084	3,971,157
Tenneco Inc., Class A	519,895	1,871,622
Visteon Corp.(a)(b)	279,995	13,434,160

		63,614,107

Automobiles — 0.0%
Winnebago Industries Inc.	94,222	2,620,314

Banks — 18.3%
1st Constitution Bancorp	88,210	1,168,783
1st Source Corp.	143,003	4,637,587
ACNB Corp.	80,567	2,417,010
Allegiance Bancshares Inc.(b)	186,914	4,506,497
Amalgamated Bank, Class A	141,835	1,534,655
Amerant Bancorp Inc.(a)(b)	196,862	3,029,706
American National Bankshares Inc.	107,655	2,572,955
Ameris Bancorp	517,063	12,285,417
Ames National Corp.	90,987	1,860,684
Arrow Financial Corp.	128,046	3,568,642
Atlantic Capital Bancshares Inc.(a)(b)	205,229	2,436,068
Atlantic Union Bankshares Corp.	803,542	17,597,570
Banc of California Inc.	455,115	3,640,920
BancFirst Corp.	187,057	6,242,092
Bancorp. Inc. (The)(a)	513,434	3,116,544
BancorpSouth Bank	997,579	18,874,195
Bank First Corp.(b)	3,777	211,512
Bank of Commerce Holdings	179,807	1,415,081
Bank of Marin Bancorp	134,104	4,023,120

Security	Shares	Value

Banks (continued)
Bank of NT Butterfield & Son Ltd. (The)	358,345	$6,102,615
Bank of Princeton (The)(b)	58,428	1,358,451
Bank7 Corp.	39,730	315,456
BankFinancial Corp.	144,822	1,275,882
Bankwell Financial Group Inc.	68,859	1,050,788
Banner Corp.	314,212	10,381,564
Bar Harbor Bankshares	153,909	2,659,548
Baycom Corp.(a)	70,393	848,236
BCB Bancorp. Inc.	150,623	1,604,135
Berkshire Hills Bancorp. Inc.	454,713	6,757,035
Boston Private Financial Holdings Inc.	788,815	5,640,027
Bridge Bancorp. Inc.	166,023	3,513,047
Brookline Bancorp. Inc.	719,764	8,118,938
Bryn Mawr Bank Corp.	200,626	5,693,766
Business First Bancshares Inc.	126,642	1,709,667
Byline Bancorp Inc.(b)	235,898	2,446,262
C&F Financial Corp.	33,963	1,355,124
Cadence Bancorp	1,185,562	7,765,431
Cambridge Bancorp	35,456	1,843,712
Camden National Corp.	152,128	4,784,426
Capital Bancorp Inc./MD(a)(b)	83,656	1,047,373
Capital City Bank Group Inc.	135,432	2,724,892
Capstar Financial Holdings Inc.	149,116	1,474,757
Carolina Financial Corp.	234,784	6,073,862
Carter Bank & Trust	228,199	2,094,867
Cathay General Bancorp	771,381	17,703,194
CBTX Inc.	182,593	3,244,678
CenterState Bank Corp.	1,211,580	20,875,523
Central Pacific Financial Corp.	236,254	3,756,439
Central Valley Community Bancorp	110,615	1,442,420
Century Bancorp. Inc./MA, Class A, NVS	24,348	1,515,420
Chemung Financial Corp.	36,305	1,197,339
Citizens & Northern Corp.	121,414	2,428,280
City Holding Co.	137,778	9,166,370
Civista Bancshares Inc.	154,963	2,318,246
CNB Financial Corp./PA	138,120	2,606,324
Coastal Financial Corp./WA(a)	34,356	361,082
Codorus Valley Bancorp. Inc.	96,018	1,545,890
Colony Bankcorp Inc.	78,129	976,613
Columbia Banking System Inc.	660,273	17,695,316
Community Bank System Inc.(b)	477,940	28,102,872
Community Bankers Trust Corp.	225,269	1,092,555
Community Financial Corp. (The)	46,551	1,028,777
Community Trust Bancorp. Inc.	156,327	4,969,635
ConnectOne Bancorp. Inc.	342,268	4,600,082
CrossFirst Bankshares Inc.(a)(b)	445,493	3,742,141
Customers Bancorp. Inc.(a)	284,052	3,104,688
CVB Financial Corp.	1,337,666	26,820,203
Dime Community Bancshares Inc.	310,533	4,257,407
Eagle Bancorp. Inc.	292,957	8,850,231
Enterprise Bancorp. Inc./MA	91,496	2,469,477
Enterprise Financial Services Corp.(b)	244,124	6,813,501
Equity Bancshares Inc., Class A(a)(b)	149,458	2,578,151
Esquire Financial Holdings Inc.(a)(b)	40,088	603,324
Evans Bancorp. Inc.	48,896	1,188,662
Farmers & Merchants Bancorp. Inc./Archbold OH	102,485	2,655,386
Farmers National Banc Corp.	257,247	2,991,783
FB Financial Corp.(b)	91,952	1,813,293
Fidelity D&D Bancorp. Inc.(b)	17,053	870,044
Financial Institutions Inc.	155,295	2,817,051

56	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Bancorp. Inc./ME	104,053	$2,289,166
First Bancorp./Puerto Rico	2,029,325	10,796,009
First Bancorp./Southern Pines NC	294,328	6,793,090
First Bancshares Inc. (The)	169,030	3,223,402
First Bank/Hamilton NJ(b)	172,613	1,197,934
First Busey Corp.	515,912	8,827,254
First Business Financial Services Inc.	83,418	1,292,979
First Capital Inc.	31,178	1,867,562
First Choice Bancorp	101,837	1,528,573
First Commonwealth Financial Corp.	898,622	8,213,405
First Community Bankshares Inc.	180,013	4,194,303
First Financial Bancorp	920,010	13,717,349
First Financial Corp./IN	119,963	4,045,152
First Financial Northwest Inc.	79,857	801,764
First Foundation Inc.(b)	268,152	2,740,513
First Guaranty Bancshares Inc.	53,124	766,579
First Internet Bancorp	96,057	1,577,256
First Interstate BancSystem Inc., Class A	380,148	10,963,468
First Merchants Corp.	541,330	14,339,832
First Mid Bancshares Inc.	147,487	3,501,341
First Midwest Bancorp. Inc.	1,007,944	13,340,139
First Northwest Bancorp	88,027	956,853
First of Long Island Corp. (The)	231,280	4,012,708
Flushing Financial Corp.	274,468	3,666,892
FNCB Bancorp Inc.	177,550	1,226,871
Franklin Financial Network Inc.	132,965	2,711,156
Franklin Financial Services Corp.	41,958	1,151,747
Fulton Financial Corp.	1,613,190	18,535,553
FVCBankcorp Inc.(a)(b)	125,080	1,666,066
German American Bancorp. Inc.	248,770	6,828,737
Glacier Bancorp. Inc.	744,059	25,301,726
Great Southern Bancorp. Inc.	112,299	4,536,880
Great Western Bancorp. Inc.	535,443	10,965,873
Guaranty Bancshares Inc./TX(b)	84,116	1,946,444
Hancock Whitney Corp.	872,839	17,037,817
Hanmi Financial Corp.	255,179	2,768,692
Harborone Bancorp Inc.(a)(b)	141,280	1,063,838
Hawthorn Bancshares Inc.	58,080	1,065,768
HBT Financial Inc.	84,697	891,859
Heartland Financial USA Inc.	349,235	10,546,897
Heritage Commerce Corp.	495,394	3,799,672
Heritage Financial Corp./WA	349,322	6,986,440
Hilltop Holdings Inc.	702,125	10,616,130
Home BancShares Inc./AR	1,560,040	18,704,880
HomeTrust Bancshares Inc.	112,969	1,798,466
Hope Bancorp Inc.	1,139,374	9,365,654
Horizon Bancorp Inc./IN	377,481	3,721,963
Howard Bancorp. Inc.(a)(b)	132,710	1,441,231
IBERIABANK Corp.	524,690	18,972,790
Independent Bank Corp.	283,769	18,266,211
Independent Bank Corp./MI	163,571	2,105,159
Independent Bank Group Inc.	270,757	6,411,526
International Bancshares Corp.	557,808	14,993,879
Investar Holding Corp.	63,791	814,611
Investors Bancorp. Inc.	2,285,042	18,257,486
Lakeland Bancorp. Inc.	492,869	5,327,914
Lakeland Financial Corp.	66,143	2,430,755
LCNB Corp.	122,444	1,542,794
Level One Bancorp. Inc.	52,954	953,172
Live Oak Bancshares Inc.(b)	262,572	3,274,273

Security	Shares	Value

Banks (continued)
Macatawa Bank Corp.	264,676	$1,884,493
Mackinac Financial Corp.	96,561	1,009,062
MainStreet Bancshares Inc.(a)(b)	74,185	1,243,341
Malvern Bancorp. Inc.(a)(b)	65,810	806,173
Mercantile Bank Corp.	163,227	3,455,516
Metrocity Bankshares Inc.(b)	153,392	1,800,822
Metropolitan Bank Holding Corp.(a)	71,022	1,912,622
Mid Penn Bancorp. Inc.	70,838	1,434,470
Midland States Bancorp. Inc.	200,821	3,512,359
MidWestOne Financial Group Inc.	119,490	2,502,121
MutualFirst Financial Inc.(b)	60,440	1,704,408
MVB Financial Corp.	97,747	1,246,274
National Bank Holdings Corp., Class A	191,139	4,568,222
National Bankshares Inc.	63,047	2,011,199
NBT Bancorp. Inc.	392,173	12,702,483
Nicolet Bankshares Inc.(a)(b)	92,859	5,068,244
Northeast Bank(a)(b)	65,263	760,967
Northrim Bancorp. Inc.	66,281	1,789,587
Norwood Financial Corp.	59,305	1,583,444
Oak Valley Bancorp	68,096	1,071,831
OFG Bancorp	482,402	5,393,254
Ohio Valley Banc Corp.	43,302	1,298,194
Old National Bancorp./IN	1,589,512	20,965,663
Old Second Bancorp. Inc.(b)	292,405	2,020,519
Opus Bank	219,888	3,810,659
Origin Bancorp Inc.	193,963	3,927,751
Orrstown Financial Services Inc.	101,171	1,393,125
Pacific Mercantile Bancorp.(a)(b)	204,159	961,589
Pacific Premier Bancorp. Inc.	551,490	10,390,072
Park National Corp.	133,289	10,348,558
Parke Bancorp. Inc.	101,771	1,372,891
PCB Bancorp	121,549	1,188,749
Peapack Gladstone Financial Corp.	187,802	3,371,046
Penns Woods Bancorp. Inc.	68,422	1,662,655
Peoples Bancorp. Inc./OH	182,641	4,045,498
Peoples Bancorp. of North Carolina Inc.	48,081	978,929
Peoples Financial Services Corp.	69,703	2,769,997
People’s Utah Bancorp	146,445	2,836,640
Preferred Bank/Los Angeles CA	97,519	3,298,093
Premier Financial Bancorp. Inc.	130,328	1,616,067
Professional Holding Corp., Class A(a)	32,103	512,043
QCR Holdings Inc.	149,207	4,039,033
RBB Bancorp	164,275	2,253,853
Red River Bancshares Inc.(b)	46,242	1,721,127
Reliant Bancorp Inc.	98,039	1,104,900
Renasant Corp.	558,686	12,201,702
Republic Bancorp. Inc./KY, Class A	97,378	3,216,395
Republic First Bancorp. Inc.(a)(b)	453,759	993,732
Richmond Mutual Bancorp. Inc.(a)(b)	117,257	1,196,021
S&T Bancorp. Inc.	379,952	10,380,289
Sandy Spring Bancorp. Inc.	347,303	7,862,940
SB One Bancorp	83,053	1,411,901
Seacoast Banking Corp. of Florida(a)(b)	400,231	7,328,230
Select Bancorp. Inc.(a)(b)	160,870	1,227,438
ServisFirst Bancshares Inc.	88,762	2,602,502
Shore Bancshares Inc.	124,048	1,345,921
Sierra Bancorp	143,705	2,526,334
Silvergate Capital Corp., Class A(a)	29,779	284,092
Simmons First National Corp., Class A(b)	955,033	17,572,607
SmartFinancial Inc.(b)	127,459	1,938,651

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
South Plains Financial Inc.(b)	104,884	$1,624,653
South State Corp.	336,333	19,752,837
Southern First Bancshares Inc.(a)(b)	72,098	2,045,420
Southern National Bancorp. of Virginia Inc.	199,742	1,965,461
Southside Bancshares Inc.	321,377	9,766,647
Spirit of Texas Bancshares Inc.(a)	138,082	1,427,768
Stock Yards Bancorp. Inc.	164,206	4,750,480
Summit Financial Group Inc.	112,010	2,375,732
Tompkins Financial Corp.	144,436	10,370,505
TowneBank/Portsmouth VA	668,963	12,101,541
TriCo Bancshares(b)	269,117	8,025,069
TriState Capital Holdings Inc.(a)(b)	202,709	1,960,196
Triumph Bancorp. Inc.(a)	119,072	3,095,872
Trustmark Corp.	644,988	15,028,220
UMB Financial Corp.(b)	445,414	20,658,301
Union Bankshares Inc./Morrisville VT	30,188	679,230
United Bankshares Inc./WV	980,635	22,633,056
United Community Banks Inc./GA	654,904	11,991,292
United Security Bancshares/Fresno CA	141,722	907,021
Unity Bancorp. Inc.	75,878	887,773
Univest Financial Corp.	290,666	4,743,669
Valley National Bancorp	3,892,880	28,456,953
Veritex Holdings Inc.	349,841	4,887,279
Washington Trust Bancorp. Inc.	152,051	5,558,985
WesBanco Inc.	649,641	15,396,492
West Bancorp. Inc.	128,602	2,102,643
Westamerica Bancorp	201,483	11,843,171

		1,207,139,313

Beverages — 0.0%
Craft Brew Alliance Inc.(a)(b)	110,755	1,650,250

Biotechnology — 2.3%
89bio Inc.(a)	6,179	156,020
Abeona Therapeutics Inc.(a)	549,253	1,153,431
Acceleron Pharma Inc.(a)	78,252	7,032,507
Acorda Therapeutics Inc.(a)(b)	444,687	414,715
Adamas Pharmaceuticals Inc.(a)(b)	246,864	713,437
ADMA Biologics Inc.(a)(b)	66,864	192,568
Aduro Biotech Inc.(a)	65,587	179,708
Aeglea BioTherapeutics Inc.(a)(b)	234,808	1,094,205
Affimed NV(a)(b)	141,106	222,948
Akebia Therapeutics Inc.(a)	1,186,416	8,993,033
Akero Therapeutics Inc.(a)(b)	17,683	374,880
Aldeyra Therapeutics Inc.(a)(b)	63,045	155,721
AMAG Pharmaceuticals Inc.(a)(b)	338,436	2,091,535
AnaptysBio Inc.(a)(b)	38,429	543,002
Anika Therapeutics Inc.(a)(b)	135,843	3,927,221
Applied Therapeutics Inc.(a)(b)	17,199	562,235
Aprea Therapeutics Inc.(a)(b)	13,532	470,372
Arcus Biosciences Inc.(a)	329,028	4,566,909
Arcutis Biotherapeutics Inc.(a)(b)	22,075	657,835
Ardelyx Inc.(a)(b)	627,825	3,569,185
Arena Pharmaceuticals Inc.(a)(b)	101,810	4,276,020
Assembly Biosciences Inc.(a)(b)	256,855	3,809,160
Atreca Inc., Class A(a)(b)	36,568	605,200
Avid Bioservices Inc.(a)(b)	40,149	205,161
Axcella Health Inc.(a)(b)	22,750	77,805
Beam Therapeutics Inc.(a)(b)	26,046	468,828
Beyondspring Inc.(a)(b)	9,701	124,270
BioCryst Pharmaceuticals Inc.(a)(b)	255,692	511,384

Security	Shares	Value

Biotechnology (continued)
Black Diamond Therapeutics Inc.(a)(b)	25,594	$638,570
Bridgebio Pharma Inc.(a)(b)	158,923	4,608,767
Cabaletta Bio Inc.(a)(b)	13,725	100,193
Calithera Biosciences Inc.(a)(b)	484,576	2,151,517
CareDx Inc.(a)(b)	24,639	537,869
CASI Pharmaceuticals Inc.(a)(b)	58,346	119,026
Castle Biosciences Inc.(a)(b)	20,128	600,016
Cellular Biomedicine Group Inc.(a)(b)	34,824	550,916
CEL-SCI Corp.(a)(b)	34,570	398,938
Centogene NV(a)	3,705	74,100
Chimerix Inc.(a)	515,692	742,597
Coherus Biosciences Inc.(a)(b)	369,305	5,990,127
Concert Pharmaceuticals Inc.(a)(b)	269,215	2,379,861
Constellation Pharmaceuticals Inc.(a)(b)	20,408	641,423
Cortexyme Inc.(a)(b)	5,698	259,886
Cyclerion Therapeutics Inc.(a)(b)	11,557	30,626
Cytokinetics Inc.(a)(b)	53,902	635,505
Dynavax Technologies Corp.(a)(b)	98,253	346,833
Enochian Biosciences Inc.(a)(b)	86,545	259,635
Epizyme Inc.(a)(b)	211,116	3,274,409
Evelo Biosciences Inc.(a)(b)	124,880	468,924
FibroGen Inc.(a)(b)	80,207	2,787,193
Five Prime Therapeutics Inc.(a)(b)	356,370	808,960
Frequency Therapeutics Inc.(a)(b)	12,108	215,643
G1 Therapeutics Inc.(a)(b)	139,877	1,541,445
Galera Therapeutics Inc.(a)	6,842	64,999
Geron Corp.(a)(b)	1,909,741	2,272,592
Gossamer Bio Inc.(a)(b)	203,673	2,067,281
Gritstone Oncology Inc.(a)(b)	192,515	1,120,437
Harpoon Therapeutics Inc.(a)(b)	45,315	524,748
Hookipa Pharma Inc.(a)	4,872	40,194
IGM Biosciences Inc.(a)(b)	10,365	581,995
ImmunoGen Inc.(a)(b)	762,786	2,601,100
Immunomedics Inc.(a)(b)	179,895	2,424,985
Intellia Therapeutics Inc.(a)(b)	111,202	1,360,000
Jounce Therapeutics Inc.(a)(b)	171,595	815,076
Karuna Therapeutics Inc.(a)(b)	22,271	1,603,512
Kezar Life Sciences Inc.(a)	294,917	1,285,838
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	8,194	126,843
Ligand Pharmaceuticals Inc.(a)(b)	144,397	10,500,550
Lineage Cell Therapeutics Inc.(a)(b)	1,140,533	944,475
MacroGenics Inc.(a)(b)	256,238	1,491,305
Mersana Therapeutics Inc.(a)(b)	368,400	2,147,772
Minerva Neurosciences Inc.(a)(b)	51,397	309,410
Mirum Pharmaceuticals Inc.(a)(b)	11,004	154,056
Molecular Templates Inc.(a)(b)	74,107	984,882
Morphic Holding Inc.(a)(b)	22,722	333,559
Myriad Genetics Inc.(a)(b)	630,363	9,020,495
Neon Therapeutics Inc.(a)(b)	167,495	442,187
NextCure Inc.(a)(b)	7,035	260,787
Novavax Inc.(a)(b)	205,382	2,789,088
OPKO Health Inc.(a)(b)	3,894,694	5,218,890
Oyster Point Pharma Inc.(a)(b)	11,790	412,650
PDL BioPharma Inc.(a)(b)	1,148,195	3,237,910
PolarityTE Inc.(a)	230,403	248,835
PRECIGEN Inc.(a)(b)	543,957	1,849,454
Prevail Therapeutics Inc.(a)	29,656	361,507
Principia Biopharma Inc.(a)(b)	11,703	694,924
Protagonist Therapeutics Inc.(a)(b)	72,763	513,707
Prothena Corp. PLC(a)(b)	407,914	4,364,680

58	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Rapt Therapeutics Inc.(a)(b)	4,237	$90,121
REVOLUTION Medicines Inc.(a)(b)	29,980	656,862
Rigel Pharmaceuticals Inc.(a)(b)	177,550	276,978
Sangamo Therapeutics Inc.(a)(b)	339,131	2,160,264
Solid Biosciences Inc.(a)(b)	163,551	390,887
Spectrum Pharmaceuticals Inc.(a)	96,289	224,353
Spero Therapeutics Inc.(a)(b)	121,830	984,386
SpringWorks Therapeutics Inc.(a)(b)	21,954	592,758
Stoke Therapeutics Inc.(a)(b)	36,054	825,637
Sutro Biopharma Inc.(a)(b)	92,906	947,641
Synlogic Inc.(a)(b)	154,024	264,921
TCR2 Therapeutics Inc.(a)(b)	106,601	825,092
TG Therapeutics Inc.(a)(b)	90,745	892,931
Turning Point Therapeutics Inc.(a)(b)	13,812	616,844
UNITY Biotechnology Inc.(a)	91,586	531,199
VBI Vaccines Inc.(a)(b)	206,458	196,135
Viela Bio Inc.(a)(b)	11,463	435,594
Viking Therapeutics Inc.(a)(b)	588,468	2,754,030
Vir Biotechnology Inc.(a)(b)	15,101	517,511

		154,667,141

Building Products — 0.6%
Apogee Enterprises Inc.	39,952	831,801
Armstrong Flooring Inc.(a)(b)	175,194	250,527
Builders FirstSource Inc.(a)(b)	77,511	947,960
Caesarstone Ltd.	227,045	2,399,866
Cornerstone Building Brands Inc.(a)(b)	465,318	2,121,850
Gibraltar Industries Inc.(a)	323,766	13,896,037
Griffon Corp.	369,136	4,669,570
Insteel Industries Inc.(b)	185,677	2,460,220
JELD-WEN Holding Inc.(a)(b)	74,503	724,914
Masonite International Corp.(a)(b)	13,121	622,591
Patrick Industries Inc.	77,399	2,179,556
PGT Innovations Inc.(a)(b)	294,938	2,474,530
Quanex Building Products Corp.(b)	334,170	3,368,434
Universal Forest Products Inc.	67,647	2,515,792

		39,463,648

Capital Markets — 1.3%
Artisan Partners Asset Management Inc., Class A	234,469	5,038,739
Assetmark Financial Holdings Inc.(a)(b)	73,157	1,491,671
Associated Capital Group Inc., Class A	20,086	614,632
B. Riley Financial Inc.	208,767	3,845,488
Blucora Inc.(a)	135,328	1,630,702
BrightSphere Investment Group PLC(a)	665,576	4,253,031
Calamos Asset Management Inc.(a)(c)	155,324	2
Cowen Inc., Class A(b)	153,822	1,485,920
Diamond Hill Investment Group Inc.	3,938	355,365
Donnelley Financial Solutions Inc.(a)(b)	317,599	1,673,747
GAIN Capital Holdings Inc.	198,557	1,107,948
GAMCO Investors Inc., Class A	4,694	51,587
INTL. FCStone Inc.(a)	160,806	5,830,826
Moelis & Co., Class A	88,261	2,480,134
Oppenheimer Holdings Inc., Class A, NVS	96,093	1,898,798
Piper Sandler Cos	133,240	6,737,947
PJT Partners Inc., Class A(b)	93,681	4,064,819
Sculptor Capital Management Inc.	83,876	1,135,681
Stifel Financial Corp.	667,386	27,549,694
Value Line Inc.	1,540	49,819
Virtus Investment Partners Inc.	56,920	4,332,181
Waddell & Reed Financial Inc., Class A	683,488	7,778,093

Security	Shares	Value

Capital Markets (continued)
Westwood Holdings Group Inc.	81,190	$1,486,589
WisdomTree Investments Inc.	854,216	1,990,323

		86,883,736

Chemicals — 1.5%
Advanced Emissions Solutions Inc.	21,484	141,150
AdvanSix Inc.(a)	280,887	2,679,662
American Vanguard Corp.	293,143	4,238,848
Amyris Inc.(a)(b)	545,932	1,397,586
Ferro Corp.(a)(b)	155,913	1,459,346
Flotek Industries Inc.(a)(b)	587,412	522,797
FutureFuel Corp.	262,005	2,952,796
Hawkins Inc.	98,914	3,521,338
HB Fuller Co.	131,003	3,658,914
Innospec Inc.	33,490	2,327,220
Intrepid Potash Inc.(a)(b)	974,797	779,838
Koppers Holdings Inc.(a)	54,194	670,380
Kraton Corp.(a)	224,879	1,821,520
Kronos Worldwide Inc.	233,985	1,974,833
Livent Corp.(a)(b)	1,473,197	7,734,284
LSB Industries Inc.(a)	233,758	490,892
Marrone Bio Innovations Inc.(a)(b)	70,785	57,824
Minerals Technologies Inc.(b)	345,924	12,543,204
Orion Engineered Carbons SA	197,273	1,471,657
PolyOne Corp.	51,420	975,437
PQ Group Holdings Inc.(a)	384,123	4,186,941
Rayonier Advanced Materials Inc.	500,348	530,369
Sensient Technologies Corp.	200,853	8,739,114
Stepan Co.(b)	182,802	16,170,665
Trecora Resources(a)(b)	224,020	1,332,919
Tredegar Corp.	262,198	4,098,155
Trinseo SA	394,548	7,145,264
Tronox Holdings PLC, Class A(a)	497,784	2,478,964
Valhi Inc.	298,929	307,897

		96,409,814

Commercial Services & Supplies — 1.7%
ABM Industries Inc.	667,558	16,261,713
ACCO Brands Corp.	975,413	4,925,836
Advanced Disposal Services Inc.(a)(b)	43,116	1,414,205
Brady Corp., Class A, NVS	88,149	3,978,164
BrightView Holdings Inc.(a)(b)	317,932	3,516,328
CECO Environmental Corp.(a)(b)	295,430	1,379,658
Charah Solutions Inc.(a)(b)	93,268	159,488
CompX International Inc.	17,850	271,320
Deluxe Corp.	398,427	10,331,212
Ennis Inc.	258,173	4,848,489
Heritage-Crystal Clean Inc.(a)(b)	46,755	759,301
HNI Corp.	92,231	2,323,299
Interface Inc.	58,269	440,514
Kimball International Inc., Class B, NVS	48,376	576,158
Knoll Inc.	31,156	321,530
Matthews International Corp., Class A	305,783	7,396,891
McGrath RentCorp	78,346	4,103,763
Mobile Mini Inc.	295,945	7,762,637
NL Industries Inc.(b)	90,356	269,261
PICO Holdings Inc.(a)(b)	165,469	1,287,349
Pitney Bowes Inc.	856,606	1,747,476
Quad/Graphics Inc.	327,249	824,667
RR Donnelley & Sons Co.	721,286	691,353
SP Plus Corp.(a)(b)	230,948	4,792,171

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Steelcase Inc., Class A	674,715	$6,659,437
Team Inc.(a)(b)	305,546	1,986,049
UniFirst Corp./MA(b)	152,112	22,982,602
VSE Corp.	82,571	1,353,339

		113,364,210

Communications Equipment — 1.7%
ADTRAN Inc.	484,719	3,722,642
Applied Optoelectronics Inc.(a)(b)	195,258	1,482,008
CalAmp Corp.(a)(b)	343,085	1,543,883
Calix Inc.(a)(b)	230,446	1,631,558
Cambium Networks Corp.(a)(b)	19,047	106,663
Casa Systems Inc.(a)(b)	42,182	147,637
Comtech Telecommunications Corp.	240,680	3,198,637
DASAN Zhone Solutions Inc.(a)(b)	3,728	15,620
Digi International Inc.(a)	286,295	2,731,254
Harmonic Inc.(a)(b)	897,816	5,171,420
Infinera Corp.(a)(b)	1,793,015	9,502,979
Inseego Corp.(a)(b)	456,339	2,842,992
KVH Industries Inc.(a)(b)	159,778	1,506,707
Lumentum Holdings Inc.(a)(b)	750,037	55,277,727
NETGEAR Inc.(a)	300,461	6,862,529
NetScout Systems Inc.(a)(b)	713,138	16,879,976
Ribbon Communications Inc.(a)	596,753	1,808,162
TESSCO Technologies Inc.	70,439	344,447

		114,776,841

Construction & Engineering — 0.9%
Aegion Corp.(a)	308,416	5,529,899
Ameresco Inc., Class A(a)(b)	227,676	3,877,322
Arcosa Inc.(b)	489,482	19,452,015
Argan Inc.	21,948	758,742
Concrete Pumping Holdings Inc.(a)(b)	266,530	762,276
Construction Partners Inc., Class A(a)(b)	117,375	1,982,464
Dycom Industries Inc.(a)(b)	63,868	1,638,214
EMCOR Group Inc.(b)	140,465	8,613,314
Granite Construction Inc.	402,109	6,104,015
Great Lakes Dredge & Dock Corp.(a)	71,963	597,293
IES Holdings Inc.(a)	46,778	825,632
Northwest Pipe Co.(a)(b)	96,834	2,154,556
Primoris Services Corp.	144,735	2,301,286
Sterling Construction Co. Inc.(a)(b)	206,041	1,957,390
Tutor Perini Corp.(a)	405,515	2,725,061
WillScot Corp.(a)(b)	171,925	1,741,600

		61,021,079

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)(b)	932,003	13,980,045
U.S. Lime & Minerals Inc.	18,763	1,385,648

		15,365,693

Consumer Finance — 0.6%
Elevate Credit Inc.(a)	66,007	68,647
Encore Capital Group Inc.(a)(b)	310,650	7,262,997
Enova International Inc.(a)	115,006	1,666,437
EZCORP Inc., Class A, NVS(a)(b)	512,687	2,137,905
Green Dot Corp., Class A(a)(b)	82,057	2,083,427
LendingClub Corp.(a)(b)	674,193	5,292,415
Medallion Financial Corp.(a)(b)	216,975	403,574
Nelnet Inc., Class A(b)	179,788	8,164,173
Oportun Financial Corp.(a)(b)	39,808	419,974
PRA Group Inc.(a)(b)	451,511	12,515,885
Regional Management Corp.(a)(b)	42,620	582,189

Security	Shares	Value

Consumer Finance (continued)
World Acceptance Corp.(a)(b)	22,734	$1,241,504

		41,839,127

Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	259,828	8,078,053
Greif Inc., Class B	61,254	2,453,835
UFP Technologies Inc.(a)(b)	61,623	2,347,220

		12,879,108

Distributors — 0.0%
Greenlane Holdings Inc., Class A(a)(b)	36,457	62,706
Weyco Group Inc.	63,538	1,281,562

		1,344,268

Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)	529,568	14,187,127
American Public Education Inc.(a)(b)	153,914	3,683,162
Carriage Services Inc.	164,806	2,661,617
Collectors Universe Inc.	8,471	132,740
Houghton Mifflin Harcourt Co.(a)(b)	1,057,670	1,988,420
K12 Inc.(a)	363,386	6,853,460
Laureate Education Inc., Class A(a)(b)	1,131,235	11,889,280
OneSpaWorld Holdings Ltd.	458,077	1,859,793
Regis Corp.(a)(b)	224,568	1,327,197
Select Interior Concepts Inc., Class A(a)(b)	149,121	308,680
WW International Inc.(a)(b)	470,117	7,949,678

		52,841,154

Diversified Financial Services — 0.7%
Alerus Financial Corp.	16,323	269,656
Banco Latinoamericano de Comercio Exterior SA, Class E	312,377	3,220,607
Cannae Holdings Inc.(a)(b)	742,137	24,854,168
FGL Holdings	1,462,116	14,328,737
GWG Holdings Inc.(a)(b)	13,877	140,990
Marlin Business Services Corp.	59,536	665,017
On Deck Capital Inc.(a)(b)	581,086	894,873

		44,374,048

Diversified Telecommunication Services — 0.7%
ATN International Inc.	111,684	6,556,968
Bandwidth Inc., Class A(a)(b)	26,498	1,783,050
Cincinnati Bell Inc.(a)	459,825	6,731,838
Consolidated Communications Holdings Inc.	718,075	3,267,241
Frontier Communications Corp.(a)(b)	1,024,681	389,379
IDT Corp., Class B(a)	42,428	229,960
Intelsat SA(a)(b)	705,013	1,078,670
Iridium Communications Inc.(a)	994,968	22,217,635
ORBCOMM Inc.(a)(b)	141,648	345,621
Vonage Holdings Corp.(a)(b)	737,173	5,329,761

		47,930,123

Electric Utilities — 2.3%
ALLETE Inc.	520,457	31,581,331
El Paso Electric Co.	338,925	23,033,343
Genie Energy Ltd., Class B	84,873	609,388
MGE Energy Inc.	223,402	14,626,129
Otter Tail Corp.	221,604	9,852,514
PNM Resources Inc.	798,180	30,330,840
Portland General Electric Co.	900,243	43,157,649

		153,191,194

Electrical Equipment — 0.5%
American Superconductor Corp.(a)(b)	163,786	897,547
AZZ Inc.	181,217	5,095,822

60	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Bloom Energy Corp., Class A(a)(b)	560,091	$2,929,276
Encore Wire Corp.	204,507	8,587,249
EnerSys	149,107	7,383,779
Powell Industries Inc.	90,413	2,320,902
Preformed Line Products Co.	30,726	1,531,076
Thermon Group Holdings Inc.(a)(b)	237,158	3,573,971

		32,319,622

Electronic Equipment, Instruments & Components — 3.8%
Anixter International Inc.(a)(b)	306,076	26,894,898
Arlo Technologies Inc.(a)	754,636	1,833,765
Bel Fuse Inc., Class B, NVS	102,233	995,749
Belden Inc.(b)	391,273	14,117,130
Benchmark Electronics Inc.	371,982	7,435,920
CTS Corp.	326,412	8,124,395
Daktronics Inc.	372,331	1,835,592
ePlus Inc.(a)	16,657	1,043,061
Fabrinet(a)(b)	30,547	1,666,644
FARO Technologies Inc.(a)	10,219	454,746
Fitbit Inc., Class A(a)(b)	1,833,628	12,211,963
II-VI Inc.(a)(b)	323,686	9,225,051
Insight Enterprises Inc.(a)(b)	221,966	9,351,428
KEMET Corp.	570,875	13,792,340
Kimball Electronics Inc.(a)(b)	231,414	2,527,041
Knowles Corp.(a)(b)	816,667	10,927,004
Methode Electronics Inc.	367,059	9,701,369
MTS Systems Corp.	129,157	2,906,033
PC Connection Inc.(b)	113,037	4,658,255
Plexus Corp.(a)	251,103	13,700,180
Sanmina Corp.(a)	531,422	14,497,192
ScanSource Inc.(a)	256,103	5,478,043
Tech Data Corp.(a)	356,039	46,587,703
TTM Technologies Inc.(a)(b)	994,857	10,286,821
Vishay Intertechnology Inc.	1,333,581	19,216,902
Vishay Precision Group Inc.(a)(b)	28,799	578,284

		250,047,509

Energy Equipment & Services — 0.9%
Archrock Inc.	1,303,998	4,903,033
Covia Holdings Corp.(a)(b)	408,253	233,276
Diamond Offshore Drilling Inc.(a)(b)	652,223	1,193,568
Dril-Quip Inc.(a)	363,248	11,079,064
Era Group Inc.(a)(b)	200,307	1,067,636
Exterran Corp.(a)	298,985	1,435,128
Forum Energy Technologies Inc.(a)(b)	870,074	154,264
Frank’s International NV(a)(b)	1,071,970	2,776,402
FTS International Inc.(a)(b)	172,126	38,384
Geospace Technologies Corp.(a)(b)	136,312	872,397
Helix Energy Solutions Group Inc.(a)	1,437,969	2,358,269
Independence Contract Drilling Inc.(a)(b)	23,536	32,950
KLX Energy Services Holdings Inc.(a)(b)	223,145	156,202
Liberty Oilfield Services Inc., Class A	381,763	1,026,942
Mammoth Energy Services Inc.(b)	127,502	95,474
Matrix Service Co.(a)(b)	270,883	2,565,262
Nabors Industries Ltd.	3,544,015	1,382,520
National Energy Services Reunited Corp.(a)(b)	248,615	1,262,964
Natural Gas Services Group Inc.(a)(b)	131,614	586,998
NCS Multistage Holdings Inc.(a)(b)	131,030	83,859
Newpark Resources Inc.(a)	893,296	801,287
NexTier Oilfield Solutions Inc.(a)(b)	1,605,740	1,878,716
Nine Energy Service Inc.(a)(b)	155,975	126,075

Security	Shares	Value

Energy Equipment & Services (continued)
Noble Corp. PLC(a)(b)	2,505,522	$651,436
Oceaneering International Inc.(a)(b)	1,005,055	2,954,862
Oil States International Inc.(a)(b)	600,896	1,219,819
Pacific Drilling SA(a)	293,046	126,010
ProPetro Holding Corp.(a)(b)	354,232	885,580
RigNet Inc.(a)(b)	15,649	28,168
RPC Inc.	589,956	1,215,309
SEACOR Holdings Inc.(a)(b)	174,731	4,710,748
SEACOR Marine Holdings Inc.(a)(b)	197,329	864,301
Seadrill Ltd.(a)(b)	617,631	265,581
Select Energy Services Inc., Class A(a)(b)	591,283	1,909,844
Smart Sand Inc.(a)(b)	247,409	257,305
TETRA Technologies Inc.(a)	1,241,211	397,188
Tidewater Inc.(a)(b)	397,915	2,817,238
U.S. Silica Holdings Inc.(b)	737,695	1,327,851
U.S. Well Services Inc.(a)(b)	41,388	12,416

		55,754,326

Entertainment — 0.1%
AMC Entertainment Holdings Inc., Class A(b)	515,363	1,628,547
Eros International PLC(a)(b)	664,421	1,096,295
Gaia Inc.(a)(b)	111,930	993,938
Marcus Corp. (The)	225,917	2,783,297
Reading International Inc., Class A, NVS(a)(b)	166,629	648,187

		7,150,264

Equity Real Estate Investment Trusts (REITs) — 10.9%
Acadia Realty Trust	858,196	10,633,048
Agree Realty Corp.	416,460	25,778,874
Alexander & Baldwin Inc.	690,167	7,743,674
American Finance Trust Inc.	1,004,182	6,276,137
Armada Hoffler Properties Inc.	389,018	4,162,493
Ashford Hospitality Trust Inc.	920,290	680,278
Braemar Hotels & Resorts Inc.	304,985	518,474
BRT Apartments Corp.	100,764	1,032,831
CareTrust REIT Inc.	246,134	3,640,322
CatchMark Timber Trust Inc., Class A	497,826	3,594,304
CBL & Associates Properties Inc.(b)	1,766,627	353,502
Cedar Realty Trust Inc.	875,933	817,333
Chatham Lodging Trust	461,768	2,742,902
CIM Commercial Trust Corp.	119,277	1,322,782
City Office REIT Inc.	539,068	3,897,462
Community Healthcare Trust Inc.	78,799	3,016,426
CoreCivic Inc.	1,195,339	13,351,937
CorEnergy Infrastructure Trust Inc.	130,996	2,407,706
CorePoint Lodging Inc.	405,029	1,587,714
DiamondRock Hospitality Co.	2,018,804	10,255,524
Diversified Healthcare Trust	2,378,132	8,632,619
Easterly Government Properties Inc.	576,865	14,213,954
Essential Properties Realty Trust Inc.	818,080	10,684,125
Farmland Partners Inc.	284,416	1,726,405
First Industrial Realty Trust Inc.	1,006,478	33,445,264
Franklin Street Properties Corp.(b)	1,042,770	5,975,072
Front Yard Residential Corp.	499,992	5,974,904
Getty Realty Corp.	336,007	7,976,806
Gladstone Commercial Corp.	229,770	3,299,497
Gladstone Land Corp.(b)	188,422	2,232,801
Global Medical REIT Inc.	387,894	3,925,487
Global Net Lease Inc.	903,527	12,080,156
Hannon Armstrong Sustainable Infrastructure Capital Inc.	590,274	12,047,492

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust Inc.	1,327,857	$37,087,046
Hersha Hospitality Trust	343,303	1,229,025
Independence Realty Trust Inc.	916,330	8,191,990
Industrial Logistics Properties Trust	649,706	11,395,843
Investors Real Estate Trust	117,145	6,442,975
iStar Inc.(b)	176,653	1,874,288
Jernigan Capital Inc.	223,303	2,447,401
Kite Realty Group Trust	833,459	7,892,857
Lexington Realty Trust	2,429,061	24,120,576
LTC Properties Inc.	201,734	6,233,581
Mack-Cali Realty Corp.	868,682	13,230,027
Monmouth Real Estate Investment Corp.	809,020	9,748,691
National Health Investors Inc.	242,208	11,994,140
New Senior Investment Group Inc.	468,560	1,199,514
Office Properties Income Trust	478,208	13,031,168
One Liberty Properties Inc.	158,734	2,211,165
Pebblebrook Hotel Trust	1,304,156	14,202,259
Pennsylvania REIT(b)	374,583	341,470
Physicians Realty Trust	1,895,470	26,422,852
Piedmont Office Realty Trust Inc., Class A(b)	1,258,414	22,223,591
PotlatchDeltic Corp.(b)	664,848	20,869,579
Preferred Apartment Communities Inc., Class A	463,840	3,330,371
Retail Opportunity Investments Corp.	1,147,855	9,515,718
Retail Value Inc.	151,106	1,851,048
Rexford Industrial Realty Inc.	1,139,056	46,712,687
RLJ Lodging Trust	1,695,549	13,089,638
RPT Realty	789,833	4,762,693
Sabra Health Care REIT Inc.	2,026,592	22,130,385
Safehold Inc.(b)	120,340	7,609,098
Saul Centers Inc.	11,297	369,864
Seritage Growth Properties, Class A(b)	309,110	2,815,992
STAG Industrial Inc.	1,502,526	33,836,886
Summit Hotel Properties Inc.	1,042,719	4,400,274
Sunstone Hotel Investors Inc.	2,256,453	19,653,706
Terreno Realty Corp.	596,239	30,855,368
UMH Properties Inc.	58,326	633,420
Universal Health Realty Income Trust	12,663	1,276,557
Urban Edge Properties	1,156,300	10,187,003
Urstadt Biddle Properties Inc., Class A	298,871	4,214,081
Washington Prime Group Inc.(b)	1,911,204	1,538,710
Washington REIT	827,197	19,745,192
Whitestone REIT	387,855	2,404,701
Xenia Hotels & Resorts Inc.	1,136,801	11,709,050

		721,060,785

Food & Staples Retailing — 1.0%
Andersons Inc. (The)	316,208	5,928,900
BJ’s Wholesale Club Holdings Inc.(a)(b)	735,858	18,742,303
Ingles Markets Inc., Class A	142,277	5,144,736
Natural Grocers by Vitamin Cottage Inc.(b)	97,699	831,419
PriceSmart Inc.(b)	206,680	10,861,034
Rite Aid Corp.(a)(b)	554,932	8,323,980
SpartanNash Co.	363,142	5,200,194
United Natural Foods Inc.(a)(b)	536,118	4,921,563
Village Super Market Inc., Class A	85,297	2,096,600
Weis Markets Inc.	95,956	3,997,527

		66,048,256

Food Products — 1.7%
Alico Inc.	52,359	1,625,223
B&G Foods Inc.(b)	574,443	10,391,674

Security	Shares	Value

Food Products (continued)
Cal-Maine Foods Inc.	316,034	$13,899,175
Darling Ingredients Inc.(a)	1,648,742	31,606,384
Farmer Bros. Co.(a)(b)	111,044	772,866
Fresh Del Monte Produce Inc.(b)	308,185	8,508,988
Hostess Brands Inc.(a)(b)	1,199,336	12,784,922
Lancaster Colony Corp.(b)	52,291	7,563,370
Landec Corp.(a)(b)	265,174	2,304,362
Limoneira Co.	111,967	1,466,768
Sanderson Farms Inc.(b)	31,966	3,942,047
Seneca Foods Corp., Class A(a)	65,623	2,610,483
Simply Good Foods Co. (The)(a)(b)	827,627	15,940,096
Tootsie Roll Industries Inc.(b)	19,750	710,197

		114,126,555

Gas Utilities — 2.8%
New Jersey Resources Corp.	891,003	30,267,372
Northwest Natural Holding Co.	258,667	15,972,687
ONE Gas Inc.	523,876	43,806,511
RGC Resources Inc.	77,548	2,243,464
South Jersey Industries Inc.	801,648	20,041,200
Southwest Gas Holdings Inc.	484,108	33,674,552
Spire Inc.	498,498	37,128,131

		183,133,917

Health Care Equipment & Supplies — 0.8%
Alphatec Holdings Inc.(a)(b)	42,434	146,397
AngioDynamics Inc.(a)(b)	370,266	3,861,874
Apyx Medical Corp.(a)(b)	298,113	1,070,226
Avanos Medical Inc.(a)(b)	474,833	12,787,253
Cerus Corp.(a)(b)	194,844	906,024
ElectroCore Inc.(a)(b)	127,338	120,971
Integer Holdings Corp.(a)(b)	88,152	5,541,235
Invacare Corp.	340,774	2,531,951
LeMaitre Vascular Inc.(b)	25,603	638,027
LivaNova PLC(a)(b)	103,718	4,693,239
Meridian Bioscience Inc.(a)	387,072	3,251,405
OraSure Technologies Inc.(a)(b)	617,796	6,647,485
Orthofix Medical Inc.(a)	46,107	1,291,457
Rockwell Medical Inc.(a)(b)	68,895	141,235
RTI Surgical Holdings Inc.(a)(b)	599,078	1,024,423
SeaSpine Holdings Corp.(a)(b)	218,233	1,782,964
Sientra Inc.(a)(b)	60,808	121,008
TransEnterix Inc.(a)(b)	215,585	75,843
TransMedics Group Inc.(a)(b)	20,299	245,212
Utah Medical Products Inc.	5,698	535,897
Varex Imaging Corp.(a)	216,099	4,907,608

		52,321,734

Health Care Providers & Services — 1.0%
1Life Healthcare Inc.(a)(b)	107,067	1,943,266
American Renal Associates Holdings Inc.(a)(b)	112,456	743,334
Avalon GloboCare Corp.(a)(b)	41,675	64,596
Brookdale Senior Living Inc.(a)	1,860,696	5,805,372
Community Health Systems Inc.(a)	868,418	2,900,516
Cross Country Healthcare Inc.(a)(b)	310,187	2,090,660
Enzo Biochem Inc.(a)(b)	460,308	1,164,579
Exagen Inc.(a)(b)	6,583	104,933
Hanger Inc.(a)	308,205	4,801,834
Magellan Health Inc.(a)(b)	97,264	4,679,371
National HealthCare Corp.	122,858	8,812,604
Option Care Health Inc.(a)	275,132	2,605,500
Owens & Minor Inc.	619,323	5,666,806

62	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Patterson Companies Inc.	838,089	$12,814,381
Progyny Inc.(a)(b)	67,129	1,422,464
Surgery Partners Inc.(a)(b)	221,310	1,445,154
Tenet Healthcare Corp.(a)(b)	70,235	1,011,384
Tivity Health Inc.(a)(b)	476,560	2,997,562
Triple-S Management Corp., Class B(a)	233,439	3,291,490

		64,365,806

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	1,625,161	11,441,133
Computer Programs & Systems Inc.	129,039	2,871,118
Evolent Health Inc., Class A(a)	588,498	3,195,544
Health Catalyst Inc.(a)(b)	26,716	698,623
HealthStream Inc.(a)(b)	165,094	3,954,001
Livongo Health Inc.(a)(b)	72,426	2,066,314
Phreesia Inc.(a)(b)	38,327	806,017
Schrodinger Inc.(a)(b)	23,304	1,004,869

		26,037,619

Hotels, Restaurants & Leisure — 0.9%
BBX Capital Corp.	639,159	1,476,457
Biglari Holdings Inc., Class B, NVS(a)(b)	1,697	87,226
Bluegreen Vacations Corp.	80,670	466,273
Boyd Gaming Corp.	74,948	1,080,750
Brinker International Inc.(b)	91,873	1,103,395
Carrols Restaurant Group Inc.(a)(b)	340,459	619,635
Century Casinos Inc.(a)(b)	280,639	676,340
Chuy’s Holdings Inc.(a)(b)	128,907	1,298,094
Del Taco Restaurants Inc.(a)(b)	292,529	1,003,374
Denny’s Corp.(a)(b)	148,052	1,137,039
Dine Brands Global Inc.	65,960	1,891,733
Drive Shack Inc.(a)(b)	68,158	103,600
El Pollo Loco Holdings Inc.(a)(b)	201,957	1,706,537
Fiesta Restaurant Group Inc.(a)(b)	238,880	962,686
Golden Entertainment Inc.(a)	91,159	602,561
Inspired Entertainment Inc.(a)(b)	11,355	38,380
J Alexander’s Holdings Inc.(a)	136,623	523,266
Jack in the Box Inc.	196,394	6,883,610
Kura Sushi USA Inc., Class A(a)(b)	15,191	181,684
Marriott Vacations Worldwide Corp.	341,291	18,968,954
Monarch Casino & Resort Inc.(a)(b)	23,034	646,564
Nathan’s Famous Inc.	18,605	1,134,905
Papa John’s International Inc.(b)	24,003	1,281,040
Penn National Gaming Inc.(a)(b)	978,010	12,371,827
Potbelly Corp.(a)(b)	206,924	639,395
RCI Hospitality Holdings Inc.(b)	86,398	861,388
Red Lion Hotels Corp.(a)(b)	261,529	381,832
Red Robin Gourmet Burgers Inc.(a)(b)	131,904	1,123,822
Wingstop Inc.(b)	23,105	1,841,469

		61,093,836

Household Durables — 1.3%
Bassett Furniture Industries Inc.	97,487	531,304
Beazer Homes USA Inc.(a)	295,022	1,899,942
Casper Sleep Inc.(a)(b)	43,715	187,537
Century Communities Inc.(a)(b)	164,728	2,390,203
Ethan Allen Interiors Inc.	235,260	2,404,357
Flexsteel Industries Inc.	78,568	861,105
GoPro Inc., Class A(a)(b)	120,369	315,367
Green Brick Partners Inc.(a)	234,661	1,889,021
Hooker Furniture Corp.	107,532	1,678,575
KB Home	695,351	12,585,853

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	261,510	$5,374,031
Legacy Housing Corp.(a)(b)	39,549	365,828
Lifetime Brands Inc.	128,993	728,811
M/I Homes Inc.(a)	273,690	4,524,096
MDC Holdings Inc.	506,500	11,750,800
Meritage Homes Corp.(a)	363,087	13,256,306
Purple Innovation Inc.(a)	68,672	390,057
Taylor Morrison Home Corp.(a)	1,166,838	12,835,218
TRI Pointe Group Inc.(a)(b)	1,390,194	12,192,001
Tupperware Brands Corp.(b)	488,220	790,917
Universal Electronics Inc.(a)	12,554	481,697
ZAGG Inc.(a)(b)	282,357	878,130

		88,311,156

Household Products — 0.2%
Central Garden & Pet Co.(a)	99,525	2,736,937
Central Garden & Pet Co., Class A, NVS(a)(b)	406,156	10,385,409
Oil-Dri Corp. of America	53,900	1,802,416
		14,924,762

Independent Power and Renewable Electricity Producers — 0.7%
Atlantic Power Corp.(a)(b)	421,215	901,400
Clearway Energy Inc., Class A	350,129	6,011,715
Clearway Energy Inc., Class C	793,823	14,923,873
Ormat Technologies Inc.(b)	257,061	17,392,747
Sunnova Energy International Inc.(a)(b)	227,554	2,291,469
TerraForm Power Inc., Class A	230,378	3,633,061

		45,154,265

Insurance — 3.6%
Ambac Financial Group Inc.(a)	456,619	5,634,679
American Equity Investment Life Holding Co.(b)	848,785	15,957,158
AMERISAFE Inc.(b)	181,250	11,685,188
Argo Group International Holdings Ltd.	327,506	12,137,372
BRP Group Inc., Class A(a)(b)	104,432	1,101,758
Citizens Inc./TX(a)(b)	500,785	3,265,118
CNO Financial Group Inc.	1,489,866	18,459,440
Crawford & Co., Class A, NVS	22,403	161,302
Donegal Group Inc., Class A	103,071	1,566,679
Employers Holdings Inc.	286,985	11,625,762
Enstar Group Ltd.(a)(b)	95,446	15,180,686
FBL Financial Group Inc., Class A	98,399	4,592,281
FedNat Holding Co.	58,825	675,311
Genworth Financial Inc., Class A(a)	5,087,927	16,891,918
Global Indemnity Ltd.	68,419	1,744,685
Greenlight Capital Re Ltd., Class A(a)(b)	296,179	1,762,265
Hallmark Financial Services Inc.(a)(b)	130,226	526,113
HCI Group Inc.	62,885	2,531,121
Heritage Insurance Holdings Inc.(b)	239,761	2,567,840
Horace Mann Educators Corp.	379,370	13,881,148
Independence Holding Co.	50,479	1,290,243
Investors Title Co.	11,687	1,495,936
James River Group Holdings Ltd.	154,554	5,601,037
MBIA Inc.(a)	690,701	4,931,605
National General Holdings Corp.	274,875	4,549,181
National Western Life Group Inc., Class A	22,814	3,924,008
NI Holdings Inc.(a)(b)	98,649	1,337,680
ProAssurance Corp.	486,216	12,155,400
ProSight Global Inc.(a)(b)	53,634	522,932
Protective Insurance Corp., Class B, NVS	92,157	1,267,159
Safety Insurance Group Inc.	147,932	12,489,899
Selective Insurance Group Inc.	320,899	15,948,680

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
State Auto Financial Corp.	162,467	$4,514,958
Stewart Information Services Corp.	215,194	5,739,224
Third Point Reinsurance Ltd.(a)	744,776	5,518,790
Tiptree Inc.	256,986	1,341,467
United Fire Group Inc.	193,607	6,313,524
United Insurance Holdings Corp.	210,152	1,941,805
Universal Insurance Holdings Inc.	197,239	3,534,523
Watford Holdings Ltd.(a)(b)	179,257	2,626,115

		238,991,990

Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	582,930	2,506,599
DHI Group Inc.(a)(b)	501,985	1,084,288
Meet Group Inc. (The)(a)(b)	252,819	1,484,047
TrueCar Inc.(a)(b)	170,030	411,473

		5,486,407

Internet & Direct Marketing Retail — 0.6%
Lands’ End Inc.(a)(b)	110,970	592,580
Leaf Group Ltd.(a)(b)	43,643	58,482
Liquidity Services Inc.(a)(b)	266,794	1,035,161
PetMed Express Inc.	140,291	4,037,575
Quotient Technology Inc.(a)(b)	679,872	4,419,168
RealReal Inc. (The)(a)(b)	384,816	2,697,560
Rubicon Project Inc. (The)(a)(b)	164,631	913,702
Stamps.com Inc.(a)(b)	165,981	21,590,808
Stitch Fix Inc., Class A(a)(b)	46,137	585,940
Waitr Holdings Inc.(a)(b)	467,192	574,646

		36,505,622

IT Services — 1.8%
Cardtronics PLC, Class A(a)(b)	73,846	1,544,858
Conduent Inc.(a)	1,744,428	4,273,849
Exela Technologies Inc.(a)(b)	113,754	23,320
Hackett Group Inc. (The)	24,016	305,484
Information Services Group Inc.(a)(b)	363,406	933,953
KBR Inc.(b)	1,421,926	29,405,430
Limelight Networks Inc.(a)(b)	703,655	4,010,833
LiveRamp Holdings Inc.(a)(b)	673,456	22,170,171
ManTech International Corp./VA, Class A	269,198	19,562,619
Perspecta Inc.(b)	1,305,487	23,812,083
StarTek Inc.(a)	172,430	648,337
Sykes Enterprises Inc.(a)(b)	384,129	10,417,578
Unisys Corp.(a)(b)	147,255	1,818,599

		118,927,114

Leisure Products — 0.5%
Acushnet Holdings Corp.(b)	353,408	9,089,654
American Outdoor Brands Corp.(a)(b)	548,270	4,550,641
Callaway Golf Co.(b)	939,164	9,598,256
Clarus Corp.	78,865	772,877
Escalade Inc.	105,008	624,798
Johnson Outdoors Inc., Class A	20,322	1,274,189
Sturm Ruger & Co. Inc.	14,961	761,665
Vista Outdoor Inc.(a)	582,418	5,125,278

		31,797,358

Life Sciences Tools & Services — 0.6%
Luminex Corp.(b)	421,824	11,612,815
NanoString Technologies Inc.(a)(b)	32,532	782,395
Pacific Biosciences of California Inc.(a)(b)	126,981	388,562
Personalis Inc.(a)(b)	39,662	320,072

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)(b)	579,801	$22,855,755

		35,959,599

Machinery — 3.2%
Alamo Group Inc.	13,779	1,223,300
Altra Industrial Motion Corp.	645,589	11,291,352
Astec Industries Inc.(b)	224,837	7,862,550
Barnes Group Inc.	415,646	17,386,472
Blue Bird Corp.(a)	78,431	857,251
Briggs & Stratton Corp.	418,788	758,006
CIRCOR International Inc.(a)	197,143	2,292,773
Columbus McKinnon Corp./NY(b)	90,905	2,272,625
Commercial Vehicle Group Inc.(a)(b)	312,111	471,288
Eastern Co. (The)	56,566	1,103,037
Enerpac Tool Group Corp.	284,210	4,703,675
EnPro Industries Inc.(b)	188,889	7,476,227
ESCO Technologies Inc.	15,131	1,148,594
Federal Signal Corp.	34,857	950,899
Franklin Electric Co. Inc.	24,610	1,159,869
Gencor Industries Inc.(a)(b)	82,555	866,828
Gorman-Rupp Co. (The)(b)	140,896	4,397,364
Graham Corp.	93,836	1,210,484
Greenbrier Companies Inc. (The)	323,291	5,735,182
Hillenbrand Inc.	322,027	6,153,936
Hurco Companies Inc.	65,272	1,899,415
Hyster-Yale Materials Handling Inc.	102,643	4,114,958
Kennametal Inc.	823,058	15,325,340
LB Foster Co., Class A(a)	97,353	1,203,283
Lindsay Corp.	71,016	6,503,645
Luxfer Holdings PLC	21,919	309,935
Lydall Inc.(a)(b)	171,114	1,105,396
Manitowoc Co. Inc. (The)(a)(b)	356,754	3,032,409
Meritor Inc.(a)(b)	119,238	1,579,904
Miller Industries Inc./TN	105,720	2,989,762
Mueller Industries Inc.	252,568	6,046,478
Mueller Water Products Inc., Class A	640,249	5,128,394
Navistar International Corp.(a)(b)	498,028	8,212,482
NN Inc.	423,383	732,453
Park-Ohio Holdings Corp.	86,984	1,647,477
REV Group Inc.	230,064	959,367
Rexnord Corp.(b)	957,055	21,696,437
Spartan Motors Inc.(b)	89,914	1,160,790
SPX Corp.(a)	81,905	2,673,379
SPX FLOW Inc.(a)(b)	420,631	11,954,333
Standex International Corp.	124,211	6,088,823
Terex Corp.	159,608	2,291,971
Titan International Inc.	520,186	806,288
TriMas Corp.(a)(b)	450,340	10,402,854
Twin Disc Inc.(a)	109,404	763,640
Wabash National Corp.	529,942	3,826,181
Watts Water Technologies Inc., Class A	120,334	10,186,273

		211,963,379

Marine — 0.3%
Costamare Inc.	515,228	2,328,831
Eagle Bulk Shipping Inc.(a)(b)	456,748	844,984
Genco Shipping & Trading Ltd.(b)	158,963	1,020,542
Matson Inc.	426,329	13,054,194
Safe Bulkers Inc.(a)(b)	557,553	663,488
Scorpio Bulkers Inc.	442,721	1,120,084

		19,032,123

64	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.2%
Boston Omaha Corp., Class A(a)(b)	32,819	$594,352
Clear Channel Outdoor Holdings Inc.(a)(b)	386,519	247,372
comScore Inc.(a)(b)	501,715	1,414,836
Cumulus Media Inc., Class A(a)	146,456	793,791
Daily Journal Corp.(a)(b)	11,482	2,621,341
Emerald Holding Inc.	252,508	653,996
Entercom Communications Corp., Class A	1,209,960	2,069,032
Entravision Communications Corp., Class A	491,413	997,568
EW Scripps Co. (The), Class A, NVS(b)	551,173	4,155,844
Fluent Inc.(a)(b)	31,827	37,238
Gannett Co. Inc.	1,186,102	1,755,431
Gray Television Inc.(a)(b)	544,652	5,849,562
Hemisphere Media Group Inc.(a)	13,826	118,074
Lee Enterprises Inc.(a)(b)	583,531	573,611
Liberty Latin America Ltd., Class A(a)(b)	465,303	4,894,988
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,141,945	11,716,356
Marchex Inc., Class B(a)(b)	368,043	533,662
MSG Networks Inc., Class A(a)(b)	433,948	4,426,270
National CineMedia Inc.	558,908	1,822,040
Saga Communications Inc., Class A	39,490	1,086,370
Scholastic Corp., NVS	296,469	7,556,995
TEGNA Inc.(b)	2,183,118	23,708,661
Tribune Publishing Co.	179,888	1,458,892
WideOpenWest Inc.(a)(b)	256,417	1,220,545

		80,306,827

Metals & Mining — 1.7%
Allegheny Technologies Inc.(a)(b)	1,263,444	10,739,274
Carpenter Technology Corp.	473,134	9,226,113
Century Aluminum Co.(a)(b)	507,594	1,837,490
Cleveland-Cliffs Inc.(b)	3,009,594	11,887,896
Coeur Mining Inc.(a)(b)	2,393,947	7,684,570
Commercial Metals Co.	1,186,384	18,733,003
Contura Energy Inc.(a)(b)	179,350	421,473
Ferroglobe PLC(a)(c)	532,035	5
Gold Resource Corp.(b)	615,854	1,693,599
Haynes International Inc.	124,783	2,571,778
Hecla Mining Co.(b)	5,201,567	9,466,852
Kaiser Aluminum Corp.	76,708	5,314,330
Materion Corp.	121,835	4,265,443
NovaGold Resources Inc.(a)(b)	698,187	5,152,620
Olympic Steel Inc.(b)	96,419	997,937
Ramaco Resources Inc.(a)	80,298	191,912
Ryerson Holding Corp.(a)(b)	12,214	64,979
Schnitzer Steel Industries Inc., Class A	260,591	3,398,107
SunCoke Energy Inc.	712,533	2,743,252
Synalloy Corp.(a)	88,300	770,859
TimkenSteel Corp.(a)(b)	411,225	1,328,257
Warrior Met Coal Inc.(b)	484,310	5,143,372
Worthington Industries Inc.	302,709	7,946,111

		111,579,232

Mortgage Real Estate Investment — 1.6%
AG Mortgage Investment Trust Inc.	333,254	913,116
Anworth Mortgage Asset Corp.	990,585	1,119,361
Apollo Commercial Real Estate Finance Inc.	1,548,736	11,491,621
Ares Commercial Real Estate Corp.	313,894	2,194,119
Arlington Asset Investment Corp., Class A	360,114	788,650
ARMOUR Residential REIT Inc.	595,210	5,243,800
Blackstone Mortgage Trust Inc., Class A	1,288,460	23,991,125
Capstead Mortgage Corp.	941,801	3,955,564

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Cherry Hill Mortgage Investment Corp.	156,631	$971,112
Colony Credit Real Estate Inc.	815,206	3,211,912
Dynex Capital Inc.	228,367	2,384,152
Ellington Financial Inc.	400,666	2,287,803
Exantas Capital Corp.	307,839	849,636
Granite Point Mortgage Trust Inc.	549,781	2,787,390
Great Ajax Corp.	178,535	1,135,483
Invesco Mortgage Capital Inc.	1,664,201	5,674,925
KKR Real Estate Finance Trust Inc.	256,831	3,855,033
Ladder Capital Corp.	1,039,380	4,926,661
New York Mortgage Trust Inc.	3,803,551	5,895,504
Orchid Island Capital Inc.	647,713	1,910,753
PennyMac Mortgage Investment Trust(d)	991,636	10,531,174
Ready Capital Corp.	367,388	2,652,541
Redwood Trust Inc.	1,129,063	5,713,059
TPG RE Finance Trust Inc.	504,297	2,768,591
Western Asset Mortgage Capital Corp.	526,648	1,206,024

		108,459,109

Multi-Utilities — 1.6%
Avista Corp.	668,629	28,410,046
Black Hills Corp.	612,316	39,206,593
NorthWestern Corp.	508,561	30,427,205
Unitil Corp.	146,769	7,678,954

		105,722,798

Multiline Retail — 0.2%
Big Lots Inc.	393,037	5,588,986
Dillard’s Inc., Class A(b)	98,994	3,657,829
JC Penney Co. Inc.(a)(b)	3,208,595	1,155,094

		10,401,909

Oil, Gas & Consumable Fuels — 2.6%
Abraxas Petroleum Corp.(a)(b)	1,571,973	190,209
Amplify Energy Corp.	127,867	72,360
Arch Coal Inc., Class A	151,436	4,376,500
Ardmore Shipping Corp.	278,120	1,460,130
Berry Corp.	628,521	1,514,736
Bonanza Creek Energy Inc.(a)(b)	189,740	2,134,575
Brigham Minerals Inc., Class A	82,258	680,274
California Resources Corp.(a)(b)	483,227	483,227
Callon Petroleum Co.(a)	3,847,909	2,108,269
Chaparral Energy Inc., Class A(a)	304,904	143,305
Clean Energy Fuels Corp.(a)(b)	1,371,644	2,441,526
CNX Resources Corp.(a)(b)	1,871,507	9,956,417
Comstock Resources Inc.(a)(b)	164,120	884,607
CONSOL Energy Inc.(a)(b)	272,176	1,004,329
CVR Energy Inc.	175,195	2,895,973
Delek U.S. Holdings Inc.	743,277	11,714,046
Denbury Resources Inc.(a)(b)	4,865,485	898,169
DHT Holdings Inc.	1,112,430	8,532,338
Diamond S Shipping Inc.(a)	271,534	3,206,817
Dorian LPG Ltd.(a)(b)	217,506	1,894,477
Earthstone Energy Inc., Class A(a)(b)	207,769	365,673
Energy Fuels Inc./Canada(a)(b)	975,521	1,151,115
Evolution Petroleum Corp.	36,320	94,795
Extraction Oil & Gas Inc.(a)(b)	838,552	353,869
Falcon Minerals Corp.	331,502	712,729
GasLog Ltd.	141,500	512,230
Golar LNG Ltd.(b)	875,588	6,899,633
Goodrich Petroleum Corp.(a)(b)	34,738	147,984
Green Plains Inc.	348,485	1,690,152

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.(a)(b)	1,598,092	$710,671
Hallador Energy Co.	202,444	192,099
HighPoint Resources Corp.(a)(b)	1,162,529	220,881
International Seaways Inc.(b)	254,582	6,081,964
Laredo Petroleum Inc.(a)(b)	1,803,011	684,784
Magnolia Oil & Gas Corp., Class A(a)(b)	1,016,455	4,065,820
Matador Resources Co.(a)(b)	1,002,769	2,486,867
Montage Resources Corp.(a)(b)	223,776	503,496
NACCO Industries Inc., Class A	38,832	1,086,519
Nordic American Tankers Ltd.	1,407,128	6,374,290
Northern Oil and Gas Inc.(a)(b)	2,986,969	1,980,659
Oasis Petroleum Inc.(a)(b)	3,205,002	1,121,751
Overseas Shipholding Group Inc., Class A(a)(b)	646,913	1,468,492
Panhandle Oil and Gas Inc., Class A	152,229	561,725
Par Pacific Holdings Inc.(a)(b)	362,402	2,573,054
PDC Energy Inc.(a)	1,006,406	6,249,781
Peabody Energy Corp.	648,014	1,879,241
Penn Virginia Corp.(a)(b)	137,096	423,627
PetroCorp Inc. Escrow(a)(c)	19,086	0	(e)
PrimeEnergy Resources Corp.(a)(b)	1,559	115,366
QEP Resources Inc.	2,397,243	801,878
Renewable Energy Group Inc.(a)(b)	370,479	7,605,934
REX American Resources Corp.(a)(b)	56,581	2,631,582
Ring Energy Inc.(a)(b)	340,989	224,609
SandRidge Energy Inc.(a)(b)	355,650	319,765
Scorpio Tankers Inc.	443,997	8,489,223
SFL Corp. Ltd.	818,842	7,754,434
SilverBow Resources Inc.(a)(b)	65,651	162,158
SM Energy Co.	1,122,016	1,368,860
Southwestern Energy Co.(a)(b)	5,459,658	9,226,822
Talos Energy Inc.(a)(b)	201,990	1,161,442
Teekay Corp.(a)	692,320	2,187,731
Teekay Tankers Ltd., Class A(a)	239,116	5,317,940
Unit Corp.(a)(b)	521,417	135,568
W&T Offshore Inc.(a)(b)	947,338	1,610,475
Whiting Petroleum Corp.(a)(b)	917,810	615,300
World Fuel Services Corp.	646,615	16,281,766

		173,197,038

Paper & Forest Products — 0.7%
Boise Cascade Co.	298,904	7,107,937
Clearwater Paper Corp.(a)(b)	161,593	3,524,343
Louisiana-Pacific Corp.	975,669	16,761,993
Neenah Inc.	30,199	1,302,483
PH Glatfelter Co.	439,094	5,365,729
Schweitzer-Mauduit International Inc.	310,853	8,647,931
Verso Corp., Class A(a)(b)	331,443	3,738,677

		46,449,093

Personal Products — 0.3%
BellRing Brands Inc., Class A(a)(b)	165,650	2,824,332
Edgewell Personal Care Co.(a)	542,044	13,052,420
elf Beauty Inc.(a)(b)	224,518	2,209,257
Nature’s Sunshine Products Inc.(a)	94,205	765,887
Revlon Inc., Class A(a)(b)	12,639	138,144

		18,990,040

Pharmaceuticals — 1.0%
AcelRx Pharmaceuticals Inc.(a)(b)	565,610	667,420
Aclaris Therapeutics Inc.(a)(b)	302,371	314,466
Akorn Inc.(a)(b)	832,384	467,134
Assertio Therapeutics Inc.(a)	687,227	446,698

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics Inc.(a)(b)	56,019	$740,011
cbdMD Inc.(a)	318,042	295,779
Eloxx Pharmaceuticals Inc.(a)(b)	26,022	51,003
Endo International PLC(a)(b)	2,129,186	7,877,988
Evofem Biosciences Inc.(a)(b)	17,175	91,371
EyePoint Pharmaceuticals Inc.(a)(b)	211,577	215,808
Fulcrum Therapeutics Inc.(a)(b)	26,824	320,279
Intra-Cellular Therapies Inc.(a)(b)	267,602	4,113,043
Kala Pharmaceuticals Inc.(a)(b)	122,866	1,079,992
Lannett Co. Inc.(a)	331,076	2,300,978
Mallinckrodt PLC(a)(b)	857,966	1,698,773
Menlo Therapeutics Inc.(a)(b)	467,034	1,251,651
NGM Biopharmaceuticals Inc.(a)	12,185	150,241
Osmotica Pharmaceuticals PLC(a)(b)	95,770	304,549
Phathom Pharmaceuticals Inc.(a)(b)	22,599	583,506
Phibro Animal Health Corp., Class A	12,330	298,016
Prestige Consumer Healthcare Inc.(a)(b)	507,120	18,601,162
Reata Pharmaceuticals Inc., Class A(a)(b)	131,632	18,999,763
resTORbio Inc.(a)(b)	195,842	201,717
Revance Therapeutics Inc.(a)(b)	85,818	1,270,106
Satsuma Pharmaceuticals Inc.(a)(b)	9,307	200,287
Strongbridge Biopharma PLC(a)(b)	386,350	730,201
TherapeuticsMD Inc.(a)(b)	251,717	266,820
Verrica Pharmaceuticals Inc.(a)(b)	79,597	869,995
WaVe Life Sciences Ltd.(a)(b)	53,553	501,792
Xeris Pharmaceuticals Inc.(a)(b)	47,573	92,767

		65,003,316

Professional Services — 1.3%
Acacia Research Corp.(a)(b)	356,709	791,894
ASGN Inc.(a)(b)	64,220	2,268,251
BG Staffing Inc.	56,382	421,737
CBIZ Inc.(a)(b)	515,311	10,780,306
CRA International Inc.	56,491	1,887,364
FTI Consulting Inc.(a)(b)	339,400	40,649,938
GP Strategies Corp.(a)(b)	132,259	861,006
Heidrick & Struggles International Inc.	169,887	3,822,458
Huron Consulting Group Inc.(a)	197,514	8,959,235
ICF International Inc.	69,380	4,766,406
InnerWorkings Inc.(a)(b)	454,417	531,668
Kelly Services Inc., Class A, NVS	332,699	4,221,950
Mistras Group Inc.(a)(b)	158,854	676,718
Resources Connection Inc.	216,461	2,374,577
TrueBlue Inc.(a)(b)	389,508	4,970,122

		87,983,630

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	54,604	418,813
American Realty Investors Inc.(a)	27,552	254,580
Consolidated-Tomoka Land Co.(b)	49,044	2,223,165
Cushman & Wakefield PLC(a)(b)	66,472	780,381
Forestar Group Inc.(a)(b)	166,903	1,727,446
FRP Holdings Inc.(a)(b)	69,534	2,989,962
Griffin Industrial Realty Inc.	9,614	314,378
Kennedy-Wilson Holdings Inc.	606,154	8,134,587
Marcus & Millichap Inc.(a)	30,169	817,580
Maui Land & Pineapple Co. Inc.(a)(b)	28,336	309,712
Newmark Group Inc., Class A	157,467	669,235
Rafael Holdings Inc., Class B(a)(b)	109,477	1,402,400
RE/MAX Holdings Inc., Class A	181,106	3,969,843
Realogy Holdings Corp.	1,155,081	3,476,794

66	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
St. Joe Co. (The)(a)(b)	337,151	$5,657,394
Stratus Properties Inc.(a)	60,983	1,078,789
Tejon Ranch Co.(a)(b)	209,926	2,951,560
Transcontinental Realty Investors Inc.(a)	10,355	212,381

		37,389,000

Road & Rail — 0.8%
ArcBest Corp.	256,517	4,494,178
Covenant Transportation Group Inc., Class A(a)(b)	130,994	1,135,718
Daseke Inc.(a)(b)	465,610	651,854
Heartland Express Inc.(b)	438,250	8,138,303
Hertz Global Holdings Inc.(a)(b)	1,021,063	6,310,169
Marten Transport Ltd.	394,510	8,095,345
PAM Transportation Services Inc.(a)(b)	5,456	167,772
Roadrunner Transportation Systems Inc.(a)(b)	35,045	89,365
Saia Inc.(a)(b)	104,921	7,715,890
U.S. Xpress Enterprises Inc., Class A(a)(b)	233,326	779,309
Werner Enterprises Inc.(b)	455,365	16,511,535
YRC Worldwide Inc.(a)(b)	357,811	601,122

		54,690,560

Semiconductors & Semiconductor Equipment — 3.0%
Adesto Technologies Corp.(a)(b)	42,378	474,210
Alpha & Omega Semiconductor Ltd.(a)(b)	205,180	1,315,204
Ambarella Inc.(a)(b)	194,888	9,463,761
Amkor Technology Inc.(a)(b)	987,966	7,696,255
Axcelis Technologies Inc.(a)	325,802	5,965,435
AXT Inc.(a)(b)	401,050	1,287,371
Brooks Automation Inc.(b)	97,860	2,984,730
CEVA Inc.(a)	18,247	454,898
Cirrus Logic Inc.(a)	584,140	38,337,108
Cohu Inc.(b)	406,305	5,030,056
Diodes Inc.(a)(b)	316,732	12,870,405
DSP Group Inc.(a)	146,299	1,960,407
FormFactor Inc.(a)(b)	702,176	14,106,716
GSI Technology Inc.(a)(b)	160,755	1,118,855
Ichor Holdings Ltd.(a)	174,283	3,339,262
MACOM Technology Solutions Holdings Inc.(a)(b)	462,031	8,746,247
NeoPhotonics Corp.(a)(b)	399,513	2,896,469
NVE Corp.	3,676	191,262
Onto Innovation Inc.(a)(b)	370,606	10,995,880
PDF Solutions Inc.(a)(b)	261,516	3,064,968
Photronics Inc.(a)	622,017	6,381,894
Rambus Inc.(a)	1,107,781	12,296,369
Semtech Corp.(a)	55,227	2,071,012
SiTime Corp.(a)(b)	26,350	573,640
SMART Global Holdings Inc.(a)(b)	138,081	3,355,368
SunPower Corp.(a)(b)	745,660	3,780,496
Synaptics Inc.(a)(b)	344,054	19,910,405
Ultra Clean Holdings Inc.(a)	398,423	5,498,237
Veeco Instruments Inc.(a)	486,707	4,657,786
Xperi Corp.	394,784	5,491,445

		196,316,151

Software — 0.8%
American Software Inc./GA, Class A	128,005	1,818,951
Avaya Holdings Corp.(a)(b)	959,832	7,765,041
Cloudera Inc.(a)(b)	2,326,373	18,308,556
Digimarc Corp.(a)(b)	6,968	90,932
GTY Technology Holdings Inc.(a)(b)	408,068	1,844,467
Ideanomics Inc.(a)(b)	122,289	163,867
OneSpan Inc.(a)(b)	93,183	1,691,272

Security	Shares	Value

Software (continued)
Pareteum Corp.(a)(b)	753,296	$310,358
Ping Identity Holding Corp.(a)(b)	23,022	460,900
QAD Inc., Class A	56,619	2,260,797
Rosetta Stone Inc.(a)(b)	179,516	2,516,814
SecureWorks Corp., Class A(a)(b)	74,392	856,252
Sprout Social Inc., Class A(a)	16,106	257,052
Synchronoss Technologies Inc.(a)(b)	400,194	1,220,592
Telenav Inc.(a)(b)	175,338	757,460
TiVo Corp.	1,250,151	8,851,069
Verint Systems Inc.(a)(b)	37,031	1,592,333

		50,766,713

Specialty Retail — 2.0%
Aaron’s Inc.(b)	78,021	1,777,318
Abercrombie & Fitch Co., Class A	630,590	5,732,063
American Eagle Outfitters Inc.	156,881	1,247,204
Ascena Retail Group Inc.(a)(b)	76,867	106,845
At Home Group Inc.(a)(b)	447,407	903,762
Barnes & Noble Education Inc.(a)(b)	414,462	563,668
Bed Bath & Beyond Inc.	1,228,635	5,172,553
Buckle Inc. (The)	291,989	4,003,169
Caleres Inc.	396,838	2,063,558
Cato Corp. (The), Class A	226,615	2,417,982
Chico’s FAS Inc.	1,182,332	1,525,208
Citi Trends Inc.	108,639	966,887
Conn’s Inc.(a)(b)	179,749	751,351
Container Store Group Inc. (The)(a)(b)	175,752	414,775
Designer Brands Inc. , Class A	407,336	2,028,533
Express Inc.(a)(b)	655,773	977,102
GameStop Corp., Class A(b)	659,830	2,309,405
Genesco Inc.(a)(b)	146,627	1,956,004
GNC Holdings Inc., Class A(a)(b)	837,481	392,025
Group 1 Automotive Inc.(b)	177,322	7,848,272
Guess? Inc.	462,751	3,132,824
Haverty Furniture Companies Inc.	181,322	2,155,919
Hibbett Sports Inc.(a)(b)	166,491	1,820,579
Hudson Ltd., Class A(a)(b)	373,412	1,874,528
J. Jill Inc.(a)(b)	182,464	100,793
Lithia Motors Inc., Class A	87,126	7,126,036
Lumber Liquidators Holdings Inc.(a)(b)	237,923	1,115,859
MarineMax Inc.(a)(b)	206,070	2,147,249
Michaels Companies Inc. (The)(a)(b)	797,266	1,291,571
Murphy USA Inc.(a)(b)	242,305	20,440,850
Office Depot Inc.	5,465,529	8,963,468
OneWater Marine Inc., Class A(a)(b)	33,998	260,085
Party City Holdco Inc.(a)(b)	545,077	249,809
RH(a)(b)	121,412	12,198,264
RTW RetailWinds Inc.(a)(b)	297,822	62,572
Sally Beauty Holdings Inc.(a)(b)	1,172,904	9,477,064
Shoe Carnival Inc.(b)	91,209	1,894,411
Signet Jewelers Ltd.	525,954	3,392,403
Sleep Number Corp.(a)(b)	23,633	452,808
Sonic Automotive Inc., Class A(b)	246,034	3,267,332
Sportsman’s Warehouse Holdings Inc.(a)	430,635	2,652,712
Tailored Brands Inc.(b)	56,400	98,136
Tilly’s Inc., Class A	223,251	922,027
Winmark Corp.	15,263	1,944,811
Zumiez Inc.(a)	202,448	3,506,399

		133,706,193

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	1,157,057	$8,920,909
Diebold Nixdorf Inc.(a)	377,803	1,329,867
Immersion Corp.(a)(b)	319,564	1,712,863
Stratasys Ltd.(a)(b)	517,217	8,249,611

		20,213,250

Textiles, Apparel & Luxury Goods — 0.5%
Culp Inc.	115,567	850,573
Delta Apparel Inc.(a)(b)	64,075	667,021
Fossil Group Inc.(a)(b)	467,278	1,537,345
G-III Apparel Group Ltd.(a)(b)	447,602	3,446,535
Kontoor Brands Inc.(a)	338,558	6,490,157
Movado Group Inc.	162,201	1,917,216
Oxford Industries Inc.	103,747	3,761,866
Rocky Brands Inc.	71,669	1,386,795
Superior Group of Companies Inc.	86,934	735,462
Unifi Inc.(a)	145,849	1,684,556
Vera Bradley Inc.(a)(b)	209,746	864,153
Vince Holding Corp.(a)	30,287	117,514
Wolverine World Wide Inc.	413,930	6,291,736

		29,750,929

Thrifts & Mortgage Finance — 3.3%
Axos Financial Inc.(a)	214,541	3,889,628
Bridgewater Bancshares Inc.(a)	228,972	2,232,477
Capitol Federal Financial Inc.	1,324,069	15,372,441
Columbia Financial Inc.(a)(b)	524,172	7,548,077
ESSA Bancorp. Inc.	94,097	1,284,424
Essent Group Ltd.	475,634	12,528,200
Federal Agricultural Mortgage Corp., Class C, NVS	64,190	3,570,890
First Defiance Financial Corp.	348,279	5,133,632
Flagstar Bancorp. Inc.(b)	348,321	6,907,205
FS Bancorp. Inc.	36,020	1,296,720
Greene County Bancorp. Inc.	5,515	128,830
Hingham Institution for Savings	7,648	1,108,884
Home Bancorp. Inc.	76,415	1,866,054
HomeStreet Inc.	210,836	4,686,884
Kearny Financial Corp./MD	534,515	4,591,484
Luther Burbank Corp.	204,829	1,878,282
Merchants Bancorp./IN	89,874	1,364,287
Meridian Bancorp. Inc.(b)	416,554	4,673,736
Meta Financial Group Inc.(b)	140,577	3,053,332
MMA Capital Holdings Inc.(a)(b)	48,448	1,198,119
Mr Cooper Group Inc.(a)(b)	403,482	2,957,523
Northfield Bancorp. Inc.	438,497	4,906,781
Northwest Bancshares Inc.	1,003,597	11,611,617
OceanFirst Financial Corp.	513,379	8,167,860
Ocwen Financial Corp.(a)	1,338,142	669,071
OP Bancorp	133,515	996,022
PCSB Financial Corp.(b)	139,533	1,952,067
PennyMac Financial Services Inc.(d)	93,191	2,060,453
Pioneer Bancorp. Inc./NY(a)(b)	102,839	1,067,469
Ponce de Leon Federal Bank(a)(b)	86,085	884,093
Provident Bancorp Inc.(a)	85,546	737,407
Provident Financial Holdings Inc.	61,382	934,848
Provident Financial Services Inc.	611,850	7,868,391
Prudential Bancorp. Inc.	89,725	1,327,930
Radian Group Inc.	2,032,002	26,314,426
Riverview Bancorp. Inc.	221,416	1,109,294
Southern Missouri Bancorp. Inc.	75,414	1,830,298
Sterling Bancorp Inc./MI(b)	166,602	716,389

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Territorial Bancorp. Inc.	79,878	$1,961,005
Timberland Bancorp. Inc./WA	76,295	1,395,436
TrustCo Bank Corp. NY	903,800	4,889,558
Velocity Financial Inc.(a)(b)	58,780	442,613
Walker & Dunlop Inc.	245,106	9,870,419
Washington Federal Inc.	778,691	20,214,818
Waterstone Financial Inc.	220,578	3,207,204
Western New England Bancorp Inc.	237,952	1,608,556
WSFS Financial Corp.	509,351	12,693,027

		216,708,161

Tobacco — 0.2%
Pyxus International Inc.(a)(b)	105,628	328,503
Universal Corp./VA	243,622	10,770,529
Vector Group Ltd.	69,234	652,184

		11,751,216

Trading Companies & Distributors — 1.6%
Beacon Roofing Supply Inc.(a)(b)	443,220	7,330,859
BlueLinx Holdings Inc.(a)(b)	98,115	485,669
BMC Stock Holdings Inc.(a)	668,282	11,848,640
CAI International Inc.(a)(b)	166,440	2,353,462
DXP Enterprises Inc./TX(a)	167,500	2,053,550
Foundation Building Materials Inc.(a)(b)	144,075	1,482,532
GATX Corp.(b)	351,984	22,020,119
General Finance Corp.(a)(b)	66,985	417,986
GMS Inc.(a)	228,221	3,589,916
H&E Equipment Services Inc.	70,985	1,042,060
Herc Holdings Inc.(a)(b)	225,585	4,615,469
Kaman Corp.	238,762	9,185,174
MRC Global Inc.(a)(b)	718,406	3,060,410
NOW Inc.(a)(b)	1,091,995	5,634,694
Rush Enterprises Inc., Class A(b)	273,252	8,722,204
Rush Enterprises Inc., Class B(b)	45,263	1,380,974
Systemax Inc.	33,256	589,629
Textainer Group Holdings Ltd.(a)(b)	523,924	4,306,655
Titan Machinery Inc.(a)(b)	193,497	1,681,489
Triton International Ltd.	542,306	14,029,456
Veritiv Corp.(a)(b)	133,608	1,050,159
Willis Lease Finance Corp.(a)(b)	28,669	762,595

		107,643,701

Water Utilities — 0.2%
Artesian Resources Corp., Class A, NVS	81,361	3,041,274
Cadiz Inc.(a)(b)	134,477	1,569,347
California Water Service Group	27,540	1,385,813
Consolidated Water Co. Ltd.	147,568	2,420,115
Middlesex Water Co.(b)	24,308	1,461,397
SJW Group	93,139	5,380,640
York Water Co. (The)(b)	12,999	564,936

		15,823,522

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.	181,139	1,936,376

Total Common Stocks — 99.5% (Cost: $9,981,145,955)		6,571,738,513

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(f)(g)	490,205,031	490,106,990

68	2020 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(f)	26,790,000	$26,790,000

		516,896,990

Total Short-Term Investments — 7.8% (Cost: $516,935,225)		516,896,990

Total Investments in Securities — 107.3% (Cost: $10,498,081,180)		7,088,635,503

Other Assets, Less Liabilities — (7.3)%		(481,102,904)

Net Assets — 100.0%		$6,607,532,599

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	69

Schedule of Investments March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Air Industries Group(a)(b)	54,658	$57,937
CPI Aerostructures Inc.(a)	23,937	53,858
Ducommun Inc.(a)	23,809	591,654
Innovative Solutions & Support Inc.(a)(b)	27,050	86,290
Maxar Technologies Inc.(a)(b)	133,219	1,422,779
National Presto Industries Inc.	11,117	787,195
Park Aerospace Corp.	41,560	523,656
Vectrus Inc.(a)	25,476	1,054,961

		4,578,330

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	59,756	1,020,633
Radiant Logistics Inc.(a)(b)	90,206	349,097

		1,369,730

Airlines — 0.0%
Mesa Air Group Inc.(a)	63,554	209,093

Auto Components — 0.4%
Horizon Global Corp.(a)(b)	45,882	85,799
Modine Manufacturing Co.(a)	110,135	357,939
Motorcar Parts of America Inc.(a)(b)	41,857	526,561
Shiloh Industries Inc.(a)	35,937	44,921
Stoneridge Inc.(a)	59,548	997,429
Strattec Security Corp.	8,557	123,820
Superior Industries International Inc.	56,028	67,234
Unique Fabricating Inc.	14,947	34,976
Workhorse Group Inc.(a)(b)	149,851	271,230

		2,509,909

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	28,722	33,030

Banks — 14.8%
1st Constitution Bancorp.	22,243	294,720
ACNB Corp.	18,609	558,270
Allegiance Bancshares Inc.	42,416	1,022,650
Amalgamated Bank, Class A	32,083	347,138
Amerant Bancorp Inc.(a)(b)	43,864	675,067
American National Bankshares Inc.	24,972	596,831
AmeriServ Financial Inc.	49,956	130,885
Ames National Corp.	21,152	432,558
Arrow Financial Corp.	30,241	842,817
Atlantic Capital Bancshares Inc.(a)	51,102	606,581
Bancorp. Inc. (The)(a)	112,542	683,130
Bank First Corp.(b)	13,196	738,976
Bank of Commerce Holdings	38,447	302,578
Bank of Marin Bancorp.	29,536	886,080
Bank of Princeton (The)	13,754	319,780
Bank7 Corp.(b)	8,690	68,999
BankFinancial Corp.	35,674	314,288
Bankwell Financial Group Inc.	16,001	244,175
Bar Harbor Bankshares	35,414	611,954
Baycom Corp.(a)(b)	24,251	292,225
BCB Bancorp. Inc.	35,795	381,217
Bridge Bancorp. Inc.	36,444	771,155
Bryn Mawr Bank Corp.	44,344	1,258,483
Business First Bancshares Inc.	28,389	383,251
Byline Bancorp Inc.	53,952	559,482
C&F Financial Corp.	7,388	294,781
Cambridge Bancorp.	11,368	591,136

Security	Shares	Value

Banks (continued)
Camden National Corp.	33,496	$1,053,449
Capital Bancorp Inc./MD(a)(b)	18,930	237,004
Capital City Bank Group Inc.	29,802	599,616
Capstar Financial Holdings Inc.	34,519	341,393
Carolina Financial Corp.(b)	52,895	1,368,394
Carter Bank & Trust	53,912	494,912
CB Financial Services Inc.	12,378	239,019
CBTX Inc.	41,583	738,930
Central Valley Community Bancorp.	24,701	322,101
Century Bancorp. Inc./MA, Class A, NVS	6,689	416,323
Chemung Financial Corp.	8,581	283,001
Citizens & Northern Corp.	28,194	563,880
Citizens Community Bancorp. Inc./WI	9,882	63,739
Citizens Holding Co.	3,758	75,611
Civista Bancshares Inc.	37,218	556,781
CNB Financial Corp./PA	33,023	623,144
Coastal Financial Corp./WA(a)(b)	18,433	193,731
Codorus Valley Bancorp. Inc.	21,920	352,912
Colony Bankcorp Inc.	19,115	238,937
Community Bankers Trust Corp.	54,512	264,383
Community Trust Bancorp. Inc.	34,495	1,096,596
ConnectOne Bancorp. Inc.	76,450	1,027,488
County Bancorp. Inc.(b)	12,680	234,580
CrossFirst Bankshares Inc.(a)(b)	105,945	889,938
Customers Bancorp. Inc.(a)	64,730	707,499
Dime Community Bancshares Inc.	71,268	977,084
Eagle Bancorp. Montana Inc.	14,552	235,888
Enterprise Bancorp. Inc./MA	20,191	544,955
Equity Bancshares Inc., Class A(a)(b)	34,087	588,001
Esquire Financial Holdings Inc.(a)(b)	16,028	241,221
Evans Bancorp. Inc.	11,571	281,291
Farmers & Merchants Bancorp. Inc./Archbold OH	22,764	589,815
Farmers National Banc Corp.	57,290	666,283
Financial Institutions Inc.	36,344	659,280
First Bancorp. Inc./ME	24,477	538,494
First Bancshares Inc. (The)	38,044	725,499
First Bank/Hamilton NJ(b)	41,461	287,739
First Business Financial Services Inc.	20,285	314,417
First Choice Bancorp.	24,353	365,539
First Community Bankshares Inc.	41,578	968,767
First Community Corp./SC(b)	18,658	293,304
First Financial Corp./IN	30,304	1,021,851
First Financial Northwest Inc.	21,513	215,991
First Foundation Inc.	87,258	891,777
First Internet Bancorp.	22,468	368,925
First Mid Bancshares Inc.	32,528	772,215
First Northwest Bancorp.	22,305	242,455
First of Long Island Corp. (The)	51,420	892,137
First U.S. Bancshares Inc.	14,749	90,559
First United Corp.	16,690	238,500
Flushing Financial Corp.	63,401	847,037
FNCB Bancorp Inc.	39,343	271,860
Franklin Financial Network Inc.	29,681	605,196
Franklin Financial Services Corp.	9,794	268,845
FVCBankcorp Inc.(a)	29,877	397,962
German American Bancorp. Inc.	56,117	1,540,412
Great Southern Bancorp. Inc.	24,717	998,567
Guaranty Bancshares Inc./TX(b)	20,132	465,854
Hanmi Financial Corp.	68,817	746,664
Harborone Bancorp Inc.(a)	74,373	560,029

1

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Hawthorn Bancshares Inc.	13,500	$247,725
HBT Financial Inc.	21,805	229,607
Heritage Commerce Corp.	122,110	936,584
HomeTrust Bancshares Inc.	35,920	571,846
Horizon Bancorp Inc./IN	87,300	860,778
Howard Bancorp. Inc.(a)(b)	31,294	339,853
Independent Bank Corp./MI	49,021	630,900
Investar Holding Corp.	22,580	288,347
Lakeland Bancorp. Inc.	108,638	1,174,377
LCNB Corp.	29,220	368,172
Level One Bancorp. Inc.	11,676	210,168
Limestone Bancorp. Inc.(a)(b)	10,501	116,981
Macatawa Bank Corp.	57,699	410,817
Mackinac Financial Corp.	23,381	244,331
MainStreet Bancshares Inc.(a)(b)	18,232	305,568
Mercantile Bank Corp.	37,665	797,368
Meridian Corp.(a)	14,452	197,703
Metrocity Bankshares Inc.	36,104	423,861
Metropolitan Bank Holding Corp.(a)	15,957	429,722
Mid Penn Bancorp. Inc.	15,889	321,752
Midland States Bancorp. Inc.	50,006	874,605
MidWestOne Financial Group Inc.	27,664	579,284
MutualFirst Financial Inc.	13,813	389,527
MVB Financial Corp.	23,376	298,044
National Bankshares Inc.	14,393	459,137
Nicolet Bankshares Inc.(a)(b)	21,099	1,151,583
Northeast Bank(a)	19,357	225,703
Northrim Bancorp. Inc.	15,147	408,969
Norwood Financial Corp.	13,843	369,608
Ohio Valley Banc Corp.	9,572	286,969
Old Second Bancorp. Inc.	64,343	444,610
Origin Bancorp Inc.(b)	44,655	904,264
Orrstown Financial Services Inc.	25,134	346,095
Pacific Mercantile Bancorp.(a)	48,860	230,131
Parke Bancorp. Inc.	23,473	316,651
PCB Bancorp.	29,903	292,451
Peapack Gladstone Financial Corp.	41,748	749,377
Penns Woods Bancorp. Inc.	17,255	419,296
Peoples Bancorp. Inc./OH	40,180	889,987
Peoples Bancorp. of North Carolina Inc.	11,105	226,098
Peoples Financial Services Corp.	15,697	623,799
People’s Utah Bancorp.	36,668	710,259
Preferred Bank/Los Angeles CA	31,649	1,070,369
Premier Financial Bancorp. Inc.	29,895	370,698
Professional Holding Corp., Class A(a)(b)	7,634	121,762
QCR Holdings Inc.	34,531	934,754
RBB Bancorp.	38,329	525,874
Red River Bancshares Inc.	11,165	415,561
Reliant Bancorp Inc.	23,286	262,433
Republic Bancorp. Inc./KY, Class A	21,901	723,390
Republic First Bancorp. Inc.(a)(b)	104,970	229,884
Richmond Mutual Bancorp. Inc.(a)	29,658	302,512
Riverview Financial Corp.	6,667	43,135
SB One Bancorp.	18,863	320,671
Select Bancorp. Inc.(a)	42,106	321,269
Shore Bancshares Inc.	31,406	340,755
Sierra Bancorp.	33,153	582,830
Silvergate Capital Corp., Class A(a)	8,788	83,838
SmartFinancial Inc.	31,911	485,366
South Plains Financial Inc.(b)	24,250	375,632

Security	Shares	Value

Banks (continued)
Southern First Bancshares Inc.(a)	16,952	$480,928
Southern National Bancorp. of Virginia Inc.	46,965	462,136
Spirit of Texas Bancshares Inc.(a)	31,416	324,841
Stock Yards Bancorp. Inc.	45,176	1,306,942
Summit Financial Group Inc.	26,793	568,280
TriState Capital Holdings Inc.(a)	60,643	586,418
Triumph Bancorp. Inc.(a)(b)	50,903	1,323,478
United Security Bancshares/Fresno CA	32,752	209,613
Unity Bancorp. Inc.	19,374	226,676
Univest Financial Corp.	65,929	1,075,961
Washington Trust Bancorp. Inc.	35,123	1,284,097
West Bancorp. Inc.	35,482	580,131

		83,150,122

Beverages — 0.2%
Alkaline Water Co. Inc. (The)(a)(b)	88,159	52,895
Celsius Holdings Inc.(a)(b)	69,065	290,764
Craft Brew Alliance Inc.(a)(b)	26,633	396,832
Eastside Distilling Inc.(a)(b)	18,404	21,349
New Age Beverages Corp.(a)(b)	171,483	238,361
Reed’s Inc.(a)(b)	71,360	33,889

		1,034,090

Biotechnology — 19.5%
89bio Inc.(a)	6,561	165,665
Abeona Therapeutics Inc.(a)	121,060	254,226
Achillion Pharmaceuticals Inc.(a)(b)	0	—
Acorda Therapeutics Inc.(a)(b)	103,367	96,400
Adamas Pharmaceuticals Inc.(a)(b)	52,048	150,419
ADMA Biologics Inc.(a)	156,806	451,601
Aduro Biotech Inc.(a)	146,507	401,429
Adverum Biotechnologies Inc.(a)(b)	141,369	1,381,175
Aeglea BioTherapeutics Inc.(a)	57,976	270,168
Aeterna Zentaris Inc.(a)(b)	47,248	24,078
Affimed NV(a)(b)	166,423	262,948
Agenus Inc.(a)(b)	239,109	585,817
AgeX Therapeutics Inc.(a)(b)	49,360	45,905
Aileron Therapeutics Inc.(a)(b)	42,588	14,139
Akebia Therapeutics Inc.(a)(b)	262,937	1,993,062
Akero Therapeutics Inc.(a)(b)	18,567	393,620
Albireo Pharma Inc.(a)	28,553	467,413
Aldeyra Therapeutics Inc.(a)(b)	51,987	128,408
Allena Pharmaceuticals Inc.(a)(b)	29,487	28,381
Alpine Immune Sciences Inc.(a)(b)	10,017	28,849
Altimmune Inc.(a)(b)	32,497	104,315
AMAG Pharmaceuticals Inc.(a)(b)	74,846	462,548
Anavex Life Sciences Corp.(a)(b)	109,904	346,198
Anika Therapeutics Inc.(a)(b)	29,933	865,363
Anixa Biosciences Inc.(a)(b)	41,333	65,719
Applied Genetic Technologies Corp./DE(a)(b)	46,207	151,559
Applied Therapeutics Inc.(a)(b)	18,119	592,310
Aprea Therapeutics Inc.(a)(b)	14,400	500,544
Aptinyx Inc.(a)(b)	44,238	95,554
AquaBounty Technologies Inc.(a)	39,965	65,143
Aravive Inc.(a)(b)	22,170	127,699
Arbutus Biopharma Corp.(a)(b)	92,881	93,810
Arcturus Therapeutics Ltd.(a)(b)	22,595	307,066
Arcus Biosciences Inc.(a)	72,414	1,005,106
Ardelyx Inc.(a)(b)	139,611	793,689
Armata Pharmaceuticals Inc.(a)	9,243	28,653
Assembly Biosciences Inc.(a)(b)	63,532	942,180

2

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Athersys Inc.(a)(b)	300,167	$900,501
Atreca Inc., Class A(a)(b)	38,528	637,638
Avid Bioservices Inc.(a)(b)	125,387	640,728
Avrobio Inc.(a)(b)	52,190	812,076
Axcella Health Inc.(a)(b)	17,588	60,151
AzurRx BioPharma Inc.(a)(b)	41,834	24,264
Bellicum Pharmaceuticals Inc.(a)(b)	10,837	50,284
Beyondspring Inc.(a)(b)	28,670	367,263
BioCryst Pharmaceuticals Inc.(a)(b)	342,788	685,576
Bio-Path Holdings Inc.(a)(b)	8,711	39,200
BioSpecifics Technologies Corp.(a)(b)	13,674	773,538
Bioxcel Therapeutics Inc.(a)	15,507	346,581
BrainStorm Cell Therapeutics Inc.(a)(b)	43,335	201,074
Cabaletta Bio Inc.(a)(b)	14,911	108,850
Calithera Biosciences Inc.(a)(b)	124,042	550,747
Calyxt Inc.(a)(b)	21,031	70,033
CASI Pharmaceuticals Inc.(a)(b)	111,306	227,064
Castle Biosciences Inc.(a)(b)	21,188	631,614
Catabasis Pharmaceutical Inc.(a)(b)	38,973	161,738
Catalyst Biosciences Inc.(a)(b)	36,764	160,659
Catalyst Pharmaceuticals Inc.(a)(b)	214,458	825,663
Celcuity Inc.(a)(b)	13,710	89,115
Celldex Therapeutics Inc.(a)(b)	33,351	55,363
Cellular Biomedicine Group Inc.(a)(b)	27,875	440,983
CEL-SCI Corp.(a)(b)	73,508	848,282
Celsion Corp.(a)(b)	43,712	39,520
Centogene NV(a)	4,189	83,780
Checkpoint Therapeutics Inc.(a)	78,043	117,845
ChemoCentryx Inc.(a)(b)	90,814	3,648,907
Chimerix Inc.(a)	110,432	159,022
Cidara Therapeutics Inc.(a)(b)	61,259	151,922
Cohbar Inc.(a)(b)	55,736	63,539
Concert Pharmaceuticals Inc.(a)(b)	59,699	527,739
Constellation Pharmaceuticals Inc.(a)(b)	42,264	1,328,358
Corbus Pharmaceuticals Holdings Inc.(a)(b)	146,686	768,635
Cortexyme Inc.(a)(b)	25,342	1,155,849
Corvus Pharmaceuticals Inc.(a)(b)	35,153	74,173
Crinetics Pharmaceuticals Inc.(a)(b)	24,622	361,943
Cue Biopharma Inc.(a)(b)	44,499	631,441
Curis Inc.(a)(b)	65,769	46,295
Cyclerion Therapeutics Inc.(a)(b)	52,633	139,477
Cytokinetics Inc.(a)(b)	124,298	1,465,473
CytomX Therapeutics Inc.(a)	100,256	768,964
Deciphera Pharmaceuticals Inc.(a)	46,733	1,923,998
DiaMedica Therapeutics Inc.(a)	28,364	79,419
Dicerna Pharmaceuticals Inc.(a)	119,154	2,188,859
Dyadic International Inc.(a)(b)	44,005	228,826
Dynavax Technologies Corp.(a)(b)	185,171	653,654
Eidos Therapeutics Inc.(a)	25,134	1,231,315
Eiger BioPharmaceuticals Inc.(a)	52,599	357,673
Enochian Biosciences Inc.(a)(b)	31,168	93,504
Entasis Therapeutics Holdings Inc.(a)	13,628	34,751
Equillium Inc.(a)(b)	13,721	37,184
Evelo Biosciences Inc.(a)(b)	31,812	119,454
Fennec Pharmaceuticals Inc.(a)(b)	30,311	180,047
Five Prime Therapeutics Inc.(a)	78,756	178,776
Flexion Therapeutics Inc.(a)(b)	74,973	590,038
Fortress Biotech Inc.(a)(b)	106,403	201,102
Forty Seven Inc.(a)(b)	56,354	5,377,299
Frequency Therapeutics Inc.(a)	13,322	237,265

Security	Shares	Value

Biotechnology (continued)
Galectin Therapeutics Inc.(a)(b)	90,288	$176,964
Galera Therapeutics Inc.(a)	3,618	34,371
Geron Corp.(a)(b)	414,672	493,460
GlycoMimetics Inc.(a)(b)	78,651	179,324
Gritstone Oncology Inc.(a)(b)	55,496	322,987
Harpoon Therapeutics Inc.(a)	16,556	191,718
Homology Medicines Inc.(a)(b)	55,141	856,891
Hookipa Pharma Inc.(a)	22,796	188,067
Ideaya Biosciences Inc.(a)(b)	30,113	124,066
Idera Pharmaceuticals Inc.(a)(b)	53,020	69,986
IGM Biosciences Inc.(a)(b)	11,033	619,503
Immucell Corp.(a)	11,001	41,694
Immunic Inc.(a)(b)	2,542	15,176
ImmunoGen Inc.(a)(b)	376,703	1,284,557
Infinity Pharmaceuticals Inc.(a)	92,769	77,713
Inmune Bio Inc.(a)(b)	11,799	38,819
Inovio Pharmaceuticals Inc.(a)(b)	211,817	1,575,919
Intellia Therapeutics Inc.(a)(b)	86,249	1,054,825
IVERIC bio Inc.(a)(b)	111,036	381,964
Jounce Therapeutics Inc.(a)(b)	36,455	173,161
Kadmon Holdings Inc.(a)(b)	357,862	1,499,442
KalVista Pharmaceuticals Inc.(a)	28,500	218,025
Karuna Therapeutics Inc.(a)(b)	23,472	1,689,984
Karyopharm Therapeutics Inc.(a)(b)	132,856	2,552,164
Kezar Life Sciences Inc.(a)	69,462	302,854
Kindred Biosciences Inc.(a)(b)	82,246	328,984
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	31,072	480,995
Kodiak Sciences Inc.(a)(b)	62,493	2,980,916
Krystal Biotech Inc.(a)	23,402	1,011,903
Kura Oncology Inc.(a)(b)	76,287	759,056
La Jolla Pharmaceutical Co.(a)	47,541	199,672
Leap Therapeutics Inc.(a)(b)	35,458	56,024
Lineage Cell Therapeutics Inc.(a)(b)	247,746	205,158
LogicBio Therapeutics Inc.(a)	18,571	91,741
Lumos Pharma Inc.(a)(b)	8,033	68,276
MacroGenics Inc.(a)	105,798	615,744
Magenta Therapeutics Inc.(a)(b)	42,673	267,986
MannKind Corp.(a)(b)	418,909	431,476
Marker Therapeutics Inc.(a)(b)	61,038	115,972
MediciNova Inc.(a)(b)	92,866	345,462
MEI Pharma Inc.(a)	224,059	360,735
MeiraGTx Holdings PLC(a)(b)	38,021	511,002
Merrimack Pharmaceuticals Inc.	24,825	53,374
Mersana Therapeutics Inc.(a)(b)	80,052	466,703
Millendo Therapeutics Inc.(a)(b)	27,723	146,377
Minerva Neurosciences Inc.(a)(b)	68,123	410,100
Miragen Therapeutics Inc.(a)	90,234	40,253
Mirum Pharmaceuticals Inc.(a)	11,446	160,244
Molecular Templates Inc.(a)	45,436	603,844
Moleculin Biotech Inc.(a)	92,014	56,092
Monopar Therapeutics Inc.(a)	2,525	18,660
Morphic Holding Inc.(a)	23,957	351,689
Mustang Bio Inc.(a)	63,349	169,775
NantKwest Inc.(a)(b)	64,427	185,550
Neon Therapeutics Inc.(a)(b)	32,604	86,075
Neurotrope Inc.(a)(b)	29,878	24,500
NextCure Inc.(a)(b)	32,264	1,196,027
Novavax Inc.(a)(b)	71,794	974,963
Nymox Pharmaceutical Corp.(a)(b)	96,828	226,578
Oncocyte Corp.(a)(b)	52,925	129,666

3

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Oncternal Therapeutics Inc.(b)(c)	1,634	$3,350
Organogenesis Holdings Inc.(a)	26,630	86,015
Organovo Holdings Inc.(a)(b)	296,550	121,586
Orgenesis Inc.(a)(b)	27,249	103,546
Ovid therapeutics Inc.(a)(b)	65,299	194,591
Oyster Point Pharma Inc.(a)(b)	12,551	439,285
Palatin Technologies Inc.(a)(b)	508,966	215,598
PDL BioPharma Inc.(a)	252,721	712,673
Pfenex Inc.(a)(b)	66,723	588,497
PhaseBio Pharmaceuticals Inc.(a)(b)	31,695	104,910
Pieris Pharmaceuticals Inc.(a)(b)	106,674	243,217
PolarityTE Inc.(a)(b)	46,138	49,829
Precision BioSciences Inc.(a)(b)	79,709	480,645
Prevail Therapeutics Inc.(a)	31,374	382,449
Principia Biopharma Inc.(a)	40,996	2,434,343
Progenics Pharmaceuticals Inc.(a)(b)	193,871	736,710
Protagonist Therapeutics Inc.(a)(b)	40,039	282,675
Proteostasis Therapeutics Inc.(a)(b)	97,932	111,642
Prothena Corp. PLC(a)(b)	89,758	960,411
Ra Pharmaceuticals Inc.(a)	77,570	3,724,136
Rapt Therapeutics Inc.(a)(b)	3,974	84,527
Replimune Group Inc.(a)	29,777	296,877
Rhythm Pharmaceuticals Inc.(a)(b)	65,313	994,064
Rigel Pharmaceuticals Inc.(a)(b)	375,391	585,610
Rocket Pharmaceuticals Inc.(a)(b)	71,276	994,300
Savara Inc.(a)	80,854	171,410
Scholar Rock Holding Corp.(a)(b)	39,158	474,203
Selecta Biosciences Inc.(a)(b)	75,114	181,025
Seres Therapeutics Inc.(a)(b)	82,528	294,625
Sesen Bio Inc.(a)(b)	221,604	124,231
Soleno Therapeutics Inc.(a)	63,147	150,290
Solid Biosciences Inc.(a)	44,508	106,374
Sorrento Therapeutics Inc.(a)(b)	290,498	534,516
Spero Therapeutics Inc.(a)(b)	28,864	233,221
Spring Bank Pharmaceuticals Inc.(a)(b)	28,945	26,919
SpringWorks Therapeutics Inc.(a)(b)	23,246	627,642
Stemline Therapeutics Inc.(a)(b)	101,843	492,920
Sunesis Pharmaceuticals Inc.(a)(b)	226,942	94,158
Surface Oncology Inc.(a)(b)	27,136	50,744
Sutro Biopharma Inc.(a)	25,044	255,449
Syndax Pharmaceuticals Inc.(a)(b)	50,170	550,365
Synlogic Inc.(a)(b)	36,292	62,422
Syros Pharmaceuticals Inc.(a)(b)	77,395	458,952
T2 Biosystems Inc.(a)(b)	73,857	47,970
TCR2 Therapeutics Inc.(a)(b)	26,889	208,121
TG Therapeutics Inc.(a)(b)	192,073	1,889,998
Tocagen Inc.(a)(b)	45,262	55,220
Translate Bio Inc.(a)(b)	77,356	771,239
Trevena Inc.(a)(b)	211,399	119,842
Twist Bioscience Corp.(a)(b)	58,464	1,787,829
Tyme Technologies Inc.(a)(b)	137,464	151,210
UNITY Biotechnology Inc.(a)	64,999	376,994
Unum Therapeutics Inc.(a)(b)	28,444	11,756
Vaccinex Inc.(a)(b)	5,691	22,764
Vanda Pharmaceuticals Inc.(a)	116,072	1,202,506
VBI Vaccines Inc.(a)	338,421	321,500
Verastem Inc.(a)	158,753	419,108
Vericel Corp.(a)(b)	99,459	912,039
Viking Therapeutics Inc.(a)(b)	144,305	675,347
Voyager Therapeutics Inc.(a)(b)	54,052	494,576

Security	Shares	Value

Biotechnology (continued)
vTv Therapeutics Inc., Class A(a)(b)	23,669	$45,208
X4 Pharmaceuticals Inc.(a)(b)	34,145	341,450
XBiotech Inc.(a)(b)	29,142	309,488
XOMA Corp.(a)(b)	12,560	255,596
Y-mAbs Therapeutics Inc.(a)	52,613	1,373,199
Zafgen Inc.(a)(b)	76,296	58,748
ZIOPHARM Oncology Inc.(a)(b)	412,876	1,011,546

		109,625,602

Building Products — 1.0%
Alpha Pro Tech Ltd.(a)(b)	22,447	271,160
Armstrong Flooring Inc.(a)	38,993	55,760
Caesarstone Ltd.	50,698	535,878
Continental Materials Corp.(a)	1,239	11,151
CSW Industrials Inc.(b)	33,145	2,149,453
Insteel Industries Inc.	41,313	547,397
PGT Innovations Inc.(a)	126,235	1,059,112
Quanex Building Products Corp.	73,600	741,888
Tecogen Inc.(a)(b)	43,159	40,138

		5,411,937

Capital Markets — 1.1%
Ashford Inc.(a)(b)	2,940	16,905
B. Riley Financial Inc.	45,859	844,723
Cowen Inc., Class A(b)	62,907	607,682
Diamond Hill Investment Group Inc.	7,072	638,177
Donnelley Financial Solutions Inc.(a)	70,770	372,958
GAIN Capital Holdings Inc.	43,730	244,013
Great Elm Capital Group Inc.(a)(b)	41,081	76,411
Greenhill & Co. Inc.	33,855	333,133
Hennessy Advisors Inc.	11,465	83,924
INTL. FCStone Inc.(a)(b)	35,620	1,291,581
Manning & Napier Inc.	33,029	41,286
Medley Management Inc., Class A	12,791	8,693
National Holdings Corp.(a)	11,437	17,842
Oppenheimer Holdings Inc., Class A, NVS	21,192	418,754
Pzena Investment Management Inc., Class A	39,429	175,853
Safeguard Scientifics Inc.(b)	43,659	242,307
Siebert Financial Corp.(a)(b)	19,113	137,996
Silvercrest Asset Management Group Inc., Class A	20,843	197,175
Westwood Holdings Group Inc.	18,052	330,532

		6,079,945

Chemicals — 1.2%
Advanced Emissions Solutions Inc.	37,650	247,360
AgroFresh Solutions Inc.(a)(b)	69,359	113,749
American Vanguard Corp.(b)	65,453	946,450
Amyris Inc.(a)(b)	135,979	348,106
Core Molding Technologies Inc.(a)	17,625	27,143
Flexible Solutions International Inc.	17,474	20,445
Flotek Industries Inc.(a)(b)	123,497	109,912
FutureFuel Corp.	57,896	652,488
Hawkins Inc.	21,697	772,413
Intrepid Potash Inc.(a)	212,992	170,394
Koppers Holdings Inc.(a)	41,960	519,045
LSB Industries Inc.(a)	51,520	108,192
Marrone Bio Innovations Inc.(a)(b)	120,879	98,746
Northern Technologies International Corp.	17,822	131,883
OMNOVA Solutions Inc.(a)	98,429	998,070
Rayonier Advanced Materials Inc.	108,786	115,313
Trecora Resources(a)	48,229	286,963

4

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	58,262	$910,635

		6,577,307

Commercial Services & Supplies — 1.1%
Acme United Corp.	4,886	99,039
AMREP Corp.(a)	4,400	21,120
Aqua Metals Inc.(a)(b)	126,708	57,044
ARC Document Solutions Inc.	85,973	69,638
BioHiTech Global Inc.(a)(b)	16,724	20,236
CECO Environmental Corp.(a)	68,547	320,115
Charah Solutions Inc.(a)(b)	22,245	38,039
Ennis Inc.	57,278	1,075,681
Fuel Tech Inc.(a)	37,861	15,163
Heritage-Crystal Clean Inc.(a)(b)	33,589	545,485
Hudson Technologies Inc.(a)(b)	83,684	57,717
Kimball International Inc., Class B, NVS	81,255	967,747
NL Industries Inc.(b)	20,291	60,467
Odyssey Marine Exploration Inc.(a)(b)	19,956	66,853
Performant Financial Corp.(a)	85,712	77,141
Perma-Fix Environmental Services(a)(b)	27,528	143,421
PICO Holdings Inc.(a)(b)	42,130	327,771
Quest Resource Holding Corp.(a)(b)	12,011	14,053
RR Donnelley & Sons Co.	160,543	153,881
SP Plus Corp.(a)	50,815	1,054,411
Team Inc.(a)(b)	66,012	429,078
VSE Corp.	19,788	324,325

		5,938,425

Communications Equipment — 1.2%
Applied Optoelectronics Inc.(a)(b)	42,628	323,547
Aviat Networks Inc.(a)	10,321	87,728
BK Technologies Corp.(a)(b)	18,032	29,933
CalAmp Corp.(a)(b)	73,651	331,429
Calix Inc.(a)	104,755	741,665
Cambium Networks Corp.(a)(b)	12,287	68,807
Clearfield Inc.(a)(b)	25,641	303,846
ClearOne Inc.(a)	17,925	30,114
Comtech Telecommunications Corp.	52,719	700,636
DASAN Zhone Solutions Inc.(a)	17,038	71,389
Digi International Inc.(a)	63,542	606,191
EMCORE Corp.(a)(b)	67,265	150,674
Genasys Inc.(a)	76,360	249,697
Harmonic Inc.(a)(b)	199,051	1,146,534
Inseego Corp.(a)(b)	102,622	639,335
KVH Industries Inc.(a)	37,475	353,389
Lantronix Inc.(a)(b)	31,294	61,180
Network-1 Technologies Inc.	35,813	78,072
Optical Cable Corp.(a)	7,264	17,434
PC-Tel Inc.	41,647	276,953
Resonant Inc.(a)	89,633	132,657
Ribbon Communications Inc.(a)(b)	132,240	400,687
TESSCO Technologies Inc.	14,507	70,939
Westell Technologies Inc., Class A(a)	30,395	23,708

		6,896,544

Construction & Engineering — 1.6%
Aegion Corp.(a)(b)	67,983	1,218,935
Ameresco Inc., Class A(a)(b)	50,200	854,906
Argan Inc.	32,788	1,133,481
Concrete Pumping Holdings Inc.(a)(b)	58,213	166,489
Construction Partners Inc., Class A(a)(b)	41,568	702,084
Goldfield Corp. (The)(a)(b)	51,293	145,672

Security	Shares	Value

Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.(a)(b)	136,043	$1,129,157
HC2 Holdings Inc.(a)(b)	98,763	153,083
IES Holdings Inc.(a)	18,873	333,108
Infrastructure and Energy Alternatives Inc.(a)(b)	21,950	44,119
Limbach Holdings Inc.(a)(b)	9,722	27,708
MYR Group Inc.(a)	35,846	938,807
Northwest Pipe Co.(a)	21,195	471,589
NV5 Global Inc.(a)(b)	23,120	954,625
Orion Group Holdings Inc.(a)(b)	66,233	172,206
Sterling Construction Co. Inc.(a)	59,205	562,447

		9,008,416

Construction Materials — 0.1%
Forterra Inc.(a)(b)	42,576	254,604
U.S. Lime & Minerals Inc.	4,509	332,990

		587,594

Consumer Finance — 0.5%
Atlanticus Holdings Corp.(a)(b)	14,469	143,533
Consumer Portfolio Services Inc.(a)(b)	38,240	52,006
Curo Group Holdings Corp.	35,494	188,118
Elevate Credit Inc.(a)	51,686	53,753
Enova International Inc.(a)	72,746	1,054,090
EZCORP Inc., Class A, NVS(a)(b)	113,543	473,474
Medallion Financial Corp.(a)	48,333	89,899
Nicholas Financial Inc.(a)(b)	15,568	90,917
Oportun Financial Corp.(a)(b)	16,790	177,135
Regional Management Corp.(a)(b)	18,985	259,335

		2,582,260

Containers & Packaging — 0.3%
Myers Industries Inc.	78,905	848,229
UFP Technologies Inc.(a)(b)	15,324	583,691

		1,431,920

Distributors — 0.1%
Educational Development Corp.	14,739	68,536
Weyco Group Inc.	13,535	273,001

		341,537

Diversified Consumer Services — 0.5%
American Public Education Inc.(a)	34,066	815,199
Aspen Group Inc./CO(a)(b)	40,738	325,497
Carriage Services Inc.	36,912	596,129
Collectors Universe Inc.	20,271	317,647
HyreCar Inc.(a)(b)	28,306	38,496
Lincoln Educational Services Corp.(a)(b)	56,507	124,315
Regis Corp.(a)(b)	52,263	308,874
Select Interior Concepts Inc., Class A(a)	45,489	94,162
Universal Technical Institute Inc.(a)	48,626	289,325
Zovio Inc.(a)(b)	67,241	110,948

		3,020,592

Diversified Financial Services — 0.1%
Alerus Financial Corp.	8,847	146,152
A-Mark Precious Metals Inc.(a)(b)	10,173	124,924
GWG Holdings Inc.(a)(b)	5,268	53,523
Marlin Business Services Corp.	19,507	217,893
On Deck Capital Inc.(a)	130,549	201,046

		743,538

Diversified Telecommunication Services — 0.9%
Alaska Communications Systems Group Inc.(a)	112,807	196,284
Anterix Inc.(a)	24,122	1,101,652
Cincinnati Bell Inc.(a)	111,992	1,639,563

5

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Consolidated Communications Holdings Inc.	156,718	$713,067
Frontier Communications Corp.(a)(b)	233,337	88,668
IDT Corp., Class B(a)	38,208	207,087
Ooma Inc.(a)	46,571	555,592
ORBCOMM Inc.(a)	162,968	397,642
Otelco Inc., Class A(a)	6,905	32,523

		4,932,078

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	31,606	226,931
Spark Energy Inc., Class A	26,209	164,330

		391,261

Electrical Equipment — 1.0%
Allied Motion Technologies Inc.	15,735	372,920
American Superconductor Corp.(a)(b)	49,315	270,246
Energous Corp.(a)(b)	65,790	48,882
LSI Industries Inc.	59,184	223,716
Orion Energy Systems Inc.(a)(b)	59,870	221,519
Plug Power Inc.(a)(b)	666,299	2,358,698
Polar Power Inc.(a)(b)	9,053	10,864
Powell Industries Inc.	19,878	510,268
Preformed Line Products Co.	6,881	342,880
Sunworks Inc.(a)(b)	14,692	5,524
TPI Composites Inc.(a)(b)	64,459	952,704
Ultralife Corp.(a)(b)	23,363	121,488
Vivint Solar Inc.(a)(b)	98,850	431,974

		5,871,683

Electronic Equipment, Instruments & Components — 1.8%
Airgain Inc.(a)(b)	21,156	156,343
Akoustis Technologies Inc.(a)(b)	67,563	362,813
Arlo Technologies Inc.(a)(b)	171,308	416,278
Bel Fuse Inc., Class B, NVS	21,732	211,670
Coda Octopus Group Inc.(a)(b)	12,812	71,875
CTS Corp.	72,443	1,803,106
CUI Global Inc.(a)(b)	59,441	52,968
Daktronics Inc.	81,393	401,268
Data I/O Corp.(a)(b)	19,046	53,519
Digital Ally Inc.(a)(b)	24,134	20,514
FARO Technologies Inc.(a)(b)	38,569	1,716,321
Frequency Electronics Inc.(a)	12,524	114,469
Identiv Inc.(a)(b)	39,011	131,857
IEC Electronics Corp.(a)(b)	20,727	123,118
Intellicheck Inc.(a)(b)	36,025	122,125
Iteris Inc.(a)	92,168	294,938
Key Tronic Corp.(a)	22,575	65,693
Kimball Electronics Inc.(a)(b)	54,435	594,430
LGL Group Inc. (The)(a)(b)	7,454	66,564
Luna Innovations Inc.(a)(b)	55,909	343,840
MicroVision Inc.(a)(b)	263,776	45,501
Napco Security Technologies Inc.(a)(b)	25,815	391,614
PAR Technology Corp.(a)(b)	25,918	333,306
PC Connection Inc.(b)	25,112	1,034,866
Perceptron Inc.(a)	17,979	51,780
Powerfleet Inc.(a)	45,685	158,070
Research Frontiers Inc.(a)(b)	59,321	138,811
RF Industries Ltd.	23,081	91,632
Richardson Electronics Ltd.	26,470	101,380
SMTC Corp.(a)(b)	38,143	88,873
Taitron Components Inc., Class A	6,385	14,175
Vishay Precision Group Inc.(a)(b)	23,205	465,956

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wayside Technology Group Inc.	8,687	$111,107
Wireless Telecom Group Inc.(a)	42,515	40,389
Wrap Technologies Inc.(a)(b)	18,571	79,112

		10,270,281

Energy Equipment & Services — 1.0%
Aspen Aerogels Inc.(a)(b)	44,741	274,710
Covia Holdings Corp.(a)(b)	95,469	54,551
Dawson Geophysical Co.(a)(b)	51,159	49,767
DMC Global Inc.	31,564	726,288
Era Group Inc.(a)(b)	44,775	238,651
Exterran Corp.(a)	65,321	313,541
Geospace Technologies Corp.(a)(b)	30,855	197,472
Gulf Island Fabrication Inc.(a)	28,697	86,091
Hermitage Offshore Services Ltd.(a)(b)	11,982	7,668
Independence Contract Drilling Inc.(a)	5,589	7,825
ION Geophysical Corp.(a)(b)	25,611	32,526
Matrix Service Co.(a)	58,944	558,200
Mitcham Industries Inc.(a)	31,698	39,622
Natural Gas Services Group Inc.(a)(b)	29,152	130,018
NCS Multistage Holdings Inc.(a)(b)	26,971	17,261
Newpark Resources Inc.(a)	199,831	179,248
Nine Energy Service Inc.(a)(b)	35,428	28,636
Nuverra Environmental Solutions Inc.(a)(b)	4,454	6,236
Profire Energy Inc.(a)(b)	71,496	56,310
Quintana Energy Services Inc.(a)(b)	19,423	16,898
Ranger Energy Services Inc.(a)(b)	10,503	42,642
RigNet Inc.(a)(b)	33,030	59,454
SEACOR Holdings Inc.(a)	38,778	1,045,455
SEACOR Marine Holdings Inc.(a)(b)	45,710	200,210
Seadrill Ltd.(a)(b)	126,478	54,386
Smart Sand Inc.(a)(b)	46,228	48,077
Solaris Oilfield Infrastructure Inc., Class A	69,320	363,930
TETRA Technologies Inc.(a)	275,339	88,108
Tidewater Inc.(a)(b)	88,051	623,401
U.S. Well Services Inc.(a)(b)	31,269	9,381

		5,556,563

Entertainment — 0.1%
Ballantyne Strong Inc.(a)(b)	23,497	40,180
Cinedigm Corp., Class A(a)(b)	31,672	11,557
Gaia Inc.(a)(b)	24,281	215,615
LiveXLive Media Inc.(a)	75,944	119,992
Reading International Inc., Class A, NVS(a)(b)	38,989	151,667

		539,011

Equity Real Estate Investment Trusts (REITs) — 3.9%
Alpine Income Property Trust Inc.(b)	16,913	208,199
Ashford Hospitality Trust Inc.	198,134	146,461
Bluerock Residential Growth REIT Inc.	52,453	292,163
Braemar Hotels & Resorts Inc.	65,499	111,348
BRT Apartments Corp.	23,485	240,721
CatchMark Timber Trust Inc., Class A	110,978	801,261
CBL & Associates Properties Inc.(b)	367,108	73,458
Cedar Realty Trust Inc.	198,605	185,318
City Office REIT Inc.	119,438	863,537
Clipper Realty Inc.	32,773	169,764
Community Healthcare Trust Inc.	42,840	1,639,915
CorEnergy Infrastructure Trust Inc.	28,686	527,249
Farmland Partners Inc.	62,708	380,638
Front Yard Residential Corp.	111,090	1,327,526
Gladstone Commercial Corp.	72,293	1,038,127

6

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Land Corp.	41,576	$492,676
Global Medical REIT Inc.(b)	85,835	868,650
Independence Realty Trust Inc.	204,832	1,831,198
Innovative Industrial Properties Inc.	36,418	2,765,219
Jernigan Capital Inc.	50,389	552,263
New Senior Investment Group Inc.	191,315	489,766
NexPoint Residential Trust Inc.(b)	44,308	1,117,005
One Liberty Properties Inc.	35,061	488,400
Plymouth Industrial REIT Inc.	28,874	322,234
Postal Realty Trust Inc., Class A(b)	10,323	163,310
Preferred Apartment Communities Inc., Class A	101,826	731,111
Safehold Inc.	28,436	1,798,008
Sotherly Hotels Inc.	27,923	44,677
UMH Properties Inc.	81,552	885,655
Urstadt Biddle Properties Inc., Class A	68,732	969,121
Whitestone REIT	88,447	548,371

		22,073,349

Food & Staples Retailing — 1.0%
Chefs’ Warehouse Inc. (The)(a)	54,456	548,372
HF Foods Group Inc.(a)(b)	49,165	412,494
Ingles Markets Inc., Class A	31,572	1,141,644
Natural Grocers by Vitamin Cottage Inc.(b)	20,647	175,706
Rite Aid Corp.(a)(b)	122,918	1,843,770
SpartanNash Co.	80,164	1,147,949
Village Super Market Inc., Class A	18,306	449,961

		5,719,896

Food Products — 0.7%
Alico Inc.	11,703	363,261
Farmer Bros. Co.(a)	24,425	169,998
John B Sanfilippo & Son Inc.	19,231	1,719,251
Landec Corp.(a)(b)	57,743	501,787
Lifeway Foods Inc.(a)(b)	10,294	19,764
Limoneira Co.	34,979	458,225
RiceBran Technologies(a)(b)	66,031	66,031
Rocky Mountain Chocolate Factory Inc.	12,955	62,184
S&W Seed Co.(a)	31,647	63,927
Seneca Foods Corp., Class A(a)	14,668	583,493

		4,007,921

Gas Utilities — 0.1%
RGC Resources Inc.	17,119	495,253

Health Care Equipment & Supplies — 4.5%
Accuray Inc.(a)(b)	199,805	379,629
Alphatec Holdings Inc.(a)(b)	89,262	307,954
AngioDynamics Inc.(a)	81,988	855,135
Antares Pharma Inc.(a)(b)	360,356	850,440
Apollo Endosurgery Inc.(a)(b)	28,786	55,269
Apyx Medical Corp.(a)(b)	76,702	275,360
Axonics Modulation Technologies Inc.(a)(b)	41,371	1,051,237
Beyond Air Inc.(a)(b)	26,280	210,240
Biolase Inc.(a)	35,124	13,172
BioLife Solutions Inc.(a)(b)	16,270	154,565
BioSig Technologies Inc.(a)(b)	36,191	151,640
Cerus Corp.(a)(b)	349,901	1,627,040
Chembio Diagnostics Inc.(a)(b)	38,198	195,574
Conformis Inc.(a)(b)	143,625	90,484
Corindus Vascular Robotics Inc.(a)(b)	0	—
CryoPort Inc.(a)(b)	71,168	1,214,838
Cutera Inc.(a)(b)	31,089	406,022

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CytoSorbents Corp.(a)(b)	70,095	$541,834
Ekso Bionics Holdings Inc.(a)(b)	10,266	29,054
ElectroCore Inc.(a)(b)	28,710	27,274
Electromed Inc.(a)(b)	15,624	175,614
Endologix Inc.(a)(b)	45,102	31,161
FONAR Corp.(a)	14,103	206,186
GenMark Diagnostics Inc.(a)(b)	123,572	509,117
Helius Medical Technologies Inc.(a)	55,784	18,409
Heska Corp.(a)	15,569	860,966
IntriCon Corp.(a)(b)	18,621	219,169
Invacare Corp.	74,612	554,367
iRadimed Corp.(a)(b)	10,205	217,877
IRIDEX Corp.(a)	30,810	49,604
Kewaunee Scientific Corp.	5,283	40,362
Lantheus Holdings Inc.(a)	86,157	1,099,363
LeMaitre Vascular Inc.(b)	36,681	914,091
Meridian Bioscience Inc.(a)	93,723	787,273
Mesa Laboratories Inc.	8,909	2,014,236
Microbot Medical Inc.(a)	14,000	77,700
Misonix Inc.(a)	20,326	191,471
Motus GI Holdings Inc.(a)(b)	33,238	22,396
Neuronetics Inc.(a)(b)	30,383	57,424
OraSure Technologies Inc.(a)(b)	137,118	1,475,390
OrthoPediatrics Corp.(a)(b)	22,349	885,914
PAVmed Inc.(a)(b)	44,990	89,080
Pro-Dex Inc.(a)(b)	5,762	93,229
Pulse Biosciences Inc.(a)(b)	26,010	186,232
RA Medical Systems Inc.(a)(b)	18,314	19,962
Rockwell Medical Inc.(a)(b)	145,719	298,724
RTI Surgical Holdings Inc.(a)(b)	125,904	215,296
SeaSpine Holdings Corp.(a)	48,282	394,464
Senseonics Holdings Inc.(a)(b)	269,558	170,765
Sensus Healthcare Inc.(a)(b)	26,713	66,782
SI-BONE Inc.(a)	42,715	510,444
Sientra Inc.(a)	85,228	169,604
Soliton Inc.(a)(b)	12,744	103,226
Strata Skin Sciences Inc.(a)(b)	43,204	38,935
Surmodics Inc.(a)	29,239	974,243
Tela Bio Inc.(a)(b)	9,187	71,842
TransEnterix Inc.(a)(b)	52,888	18,606
TransMedics Group Inc.(a)	31,682	382,719
Utah Medical Products Inc.	7,764	730,204
Vapotherm Inc.(a)	34,183	643,666
Vermillion Inc.(a)(b)	101,231	84,265
ViewRay Inc.(a)(b)	235,665	589,162
Xtant Medical Holdings Inc.(a)(b)	9,013	6,039
Zosano Pharma Corp.(a)(b)	57,184	32,137
Zynex Inc.(a)(b)	35,266	390,395

		25,124,872

Health Care Providers & Services — 2.4%
Addus HomeCare Corp.(a)(b)	27,741	1,875,292
American Renal Associates Holdings Inc.(a)(b)	41,706	275,677
Apollo Medical Holdings Inc.(a)	18,897	244,149
Avalon GloboCare Corp.(a)(b)	54,643	84,697
Capital Senior Living Corp.(a)	59,641	34,592
Catasys Inc.(a)(b)	16,477	250,945
Community Health Systems Inc.(a)(b)	191,432	639,383
Cross Country Healthcare Inc.(a)	80,711	543,992
CynergisTek Inc./DE(a)(b)	22,667	31,960
Enzo Biochem Inc.(a)(b)	98,522	249,261

7

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Exagen Inc.(a)(b)	7,666	$122,196
Fulgent Genetics Inc.(a)(b)	14,737	158,570
Genesis Healthcare Inc.(a)(b)	188,859	159,132
Hanger Inc.(a)	80,754	1,258,147
InfuSystem Holdings Inc.(a)(b)	32,451	275,509
Joint Corp. (The)(a)	29,229	317,135
Option Care Health Inc.(a)(b)	68,397	647,719
Owens & Minor Inc.	137,126	1,254,703
PetIQ Inc.(a)(b)	44,081	1,024,002
Precipio Inc.(a)(b)	18,748	13,122
Providence Service Corp. (The)(a)	26,044	1,429,295
Psychemedics Corp.	11,598	70,168
Quorum Health Corp.(a)(b)	71,788	32,419
RadNet Inc.(a)(b)	93,853	986,395
Sharps Compliance Corp.(a)(b)	31,252	248,141
Surgery Partners Inc.(a)(b)	54,875	358,334
Triple-S Management Corp., Class B(a)	50,865	717,196

		13,302,131

Health Care Technology — 0.7%
Castlight Health Inc., Class B(a)	231,444	167,357
Computer Programs & Systems Inc.	28,313	629,964
HealthStream Inc.(a)	58,452	1,399,925
HTG Molecular Diagnostics Inc.(a)(b)	123,770	40,225
Icad Inc.(a)(b)	38,462	282,311
MTBC Inc.(a)(b)	15,519	85,355
OptimizeRx Corp.(a)(b)	30,618	277,399
SCWorx Corp.(a)(b)	13,511	30,400
Simulations Plus Inc.(b)	26,693	932,120

		3,845,056

Hotels, Restaurants & Leisure — 1.1%
Ark Restaurants Corp.	4,602	48,643
BBQ Holdings Inc.(a)(b)	9,432	18,109
BBX Capital Corp.	148,829	343,795
Biglari Holdings Inc., Class B, NVS(a)(b)	2,113	108,608
Carrols Restaurant Group Inc.(a)(b)	77,685	141,387
Century Casinos Inc.(a)	62,444	150,490
Chuy’s Holdings Inc.(a)(b)	36,815	370,727
Del Taco Restaurants Inc.(a)	65,766	225,577
Dover Motorsports Inc.	51,407	64,259
Drive Shack Inc.(a)(b)	138,795	210,968
El Pollo Loco Holdings Inc.(a)(b)	45,061	380,766
Everi Holdings Inc.(a)	178,245	588,209
FAT Brands Inc.(a)	4,138	9,311
Fiesta Restaurant Group Inc.(a)(b)	53,932	217,346
Full House Resorts Inc.(a)	55,000	68,750
Golden Entertainment Inc.(a)	38,381	253,698
Inspired Entertainment Inc.(a)(b)	20,977	70,902
J Alexander’s Holdings Inc.(a)	29,392	112,571
Kura Sushi USA Inc., Class A(a)(b)	7,650	91,494
Lindblad Expeditions Holdings Inc.(a)(b)	51,993	216,811
Luby’s Inc.(a)(b)	46,658	31,261
Monarch Casino & Resort Inc.(a)(b)	26,160	734,311
Nathan’s Famous Inc.	6,542	399,062
Noodles & Co.(a)(b)	65,750	309,683
ONE Group Hospitality Inc. (The)(a)(b)	32,020	41,306
PlayAGS Inc.(a)(b)	59,200	156,880
Potbelly Corp.(a)(b)	48,403	149,565
RCI Hospitality Holdings Inc.(b)	20,125	200,646
Red Lion Hotels Corp.(a)	56,032	81,807

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers Inc.(a)(b)	28,788	$245,274
Ruth’s Hospitality Group Inc.	61,209	408,876
Town Sports International Holdings Inc.(a)(b)	35,301	17,654

		6,468,746

Household Durables — 1.1%
Bassett Furniture Industries Inc.	21,856	119,115
Beazer Homes USA Inc.(a)	65,025	418,761
Casper Sleep Inc.(a)(b)	15,118	64,856
Century Communities Inc.(a)(b)	63,761	925,172
Flexsteel Industries Inc.	16,906	185,290
Green Brick Partners Inc.(a)(b)	55,185	444,239
Hamilton Beach Brands Holding Co., Class A	15,655	148,879
Hooker Furniture Corp.	25,836	403,300
Hovnanian Enterprises Inc., Class A(a)(b)	10,808	89,058
Legacy Housing Corp.(a)(b)	12,669	117,188
Libbey Inc.(a)(b)	53,430	27,249
Lifetime Brands Inc.	26,770	151,251
Lovesac Co. (The)(a)(b)	19,577	114,134
M/I Homes Inc.(a)(b)	60,521	1,000,412
Mohawk Group Holdings Inc.(a)(b)	8,265	13,472
New Home Co. Inc. (The)(a)(b)	26,636	36,491
Purple Innovation Inc.(a)	18,891	107,301
Turtle Beach Corp.(a)(b)	30,049	187,506
Universal Electronics Inc.(a)	30,144	1,156,625
VOXX International Corp.(a)(b)	44,642	127,230
Vuzix Corp.(a)(b)	65,465	80,522
ZAGG Inc.(a)(b)	63,050	196,086

		6,114,137

Household Products — 0.1%
Oil-Dri Corp. of America	11,778	393,856

Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)(b)	242,070	518,030
Sunnova Energy International Inc.(a)(b)	71,062	715,594

		1,233,624

Insurance — 1.7%
Benefytt Technologies Inc.(a)	22,959	514,052
Citizens Inc./TX(a)(b)	111,230	725,219
Conifer Holdings Inc.(a)	13,093	39,279
Crawford & Co., Class A, NVS	36,600	263,520
Donegal Group Inc., Class A	23,873	362,870
FedNat Holding Co.	25,735	295,438
Global Indemnity Ltd.	18,532	472,566
Greenlight Capital Re Ltd., Class A(a)(b)	67,049	398,941
Hallmark Financial Services Inc.(a)	29,592	119,552
HCI Group Inc.	13,620	548,205
Heritage Insurance Holdings Inc.	58,504	626,578
Independence Holding Co.	11,282	288,368
Investors Title Co.	3,119	399,232
Kingstone Companies Inc.	20,338	103,927
Kingsway Financial Services Inc.(a)	18,120	35,878
NI Holdings Inc.(a)	21,943	297,547
Palomar Holdings Inc.(a)(b)	41,324	2,403,404
ProSight Global Inc.(a)	20,322	198,139
Protective Insurance Corp., Class B, NVS	20,385	280,294
Tiptree Inc.	55,038	287,298
United Insurance Holdings Corp.	45,990	424,948
Watford Holdings Ltd.(a)	39,777	582,733

		9,667,988

8

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.5%
AutoWeb Inc.(a)(b)	21,554	$21,985
DHI Group Inc.(a)	115,012	248,426
EverQuote Inc., Class A(a)(b)	19,863	521,404
Meet Group Inc. (The)(a)	157,253	923,075
QuinStreet Inc.(a)(b)	103,554	833,609
Super League Gaming Inc.(a)(b)	18,689	41,116
Travelzoo(a)	11,969	47,038

		2,636,653

Internet & Direct Marketing Retail — 0.5%
Duluth Holdings Inc., Class B(a)(b)	24,373	97,736
Lands’ End Inc.(a)(b)	24,159	129,009
Leaf Group Ltd.(a)	40,960	54,886
Liquidity Services Inc.(a)(b)	61,440	238,387
Monaker Group Inc.(a)(b)	7,812	6,480
PetMed Express Inc.	43,690	1,257,398
Remark Holdings Inc.(a)(b)	74,909	29,424
Rubicon Project Inc. (The)(a)(b)	110,608	613,875
RumbleON Inc., Class B(a)(b)	20,893	4,369
U.S. Auto Parts Network Inc.(a)(b)	57,646	100,881
Waitr Holdings Inc.(a)(b)	131,774	162,082

		2,694,527

IT Services — 1.9%
ALJ Regional Holdings Inc.(a)	50,528	30,317
Brightcove Inc.(a)	92,562	645,157
Cass Information Systems Inc.	31,596	1,110,915
Computer Task Group Inc.(a)	31,435	120,396
CSP Inc.	8,617	60,233
Exela Technologies Inc.(a)(b)	104,125	21,346
Hackett Group Inc. (The)	55,300	703,416
I3 Verticals Inc., Class A(a)(b)	32,665	623,575
Information Services Group Inc.(a)(b)	84,660	217,576
International Money Express Inc.(a)(b)	40,409	368,934
Limelight Networks Inc.(a)(b)	258,859	1,475,496
MoneyGram International Inc.(a)(b)	77,286	101,245
Paysign Inc.(a)(b)	67,191	346,706
Perficient Inc.(a)(b)	71,250	1,930,162
PFSweb Inc.(a)(b)	34,319	102,957
PRGX Global Inc.(a)(b)	45,646	127,809
Priority Technology Holdings Inc.(a)(b)	13,620	26,423
ServiceSource International Inc.(a)(b)	196,432	172,251
StarTek Inc.(a)	36,477	137,154
Steel Connect Inc.(a)	72,788	54,591
Tucows Inc., Class A(a)(b)	21,155	1,020,940
Unisys Corp.(a)(b)	115,008	1,420,349
Usio Inc.(a)(b)	17,170	19,402

		10,837,350

Leisure Products — 0.8%
American Outdoor Brands Corp.(a)	121,231	1,006,217
Clarus Corp.(b)	53,463	523,937
Escalade Inc.	23,409	139,284
Johnson Outdoors Inc., Class A	11,940	748,638
Malibu Boats Inc., Class A(a)	45,491	1,309,686
Marine Products Corp.	17,869	144,381
MasterCraft Boat Holdings Inc.(a)(b)	41,852	305,520
Nautilus Inc.(a)	65,352	170,569

		4,348,232

Life Sciences Tools & Services — 0.7%
BioNano Genomics Inc.(a)(b)	24,623	11,203
Champions Oncology Inc.(a)(b)	13,953	103,252

Security	Shares	Value

Life Sciences Tools & Services (continued)
ChromaDex Corp.(a)(b)	91,709	$298,971
Fluidigm Corp.(a)(b)	154,111	391,442
Harvard Bioscience Inc.(a)(b)	84,495	186,734
NanoString Technologies Inc.(a)(b)	75,932	1,826,165
Personalis Inc.(a)(b)	42,150	340,151
Quanterix Corp.(a)	29,895	549,171

		3,707,089

Machinery — 2.2%
Blue Bird Corp.(a)(b)	34,659	378,823
Briggs & Stratton Corp.	92,767	167,908
Columbus McKinnon Corp./NY(b)	51,369	1,284,225
Commercial Vehicle Group Inc.(a)	70,305	106,161
Douglas Dynamics Inc.	50,689	1,799,966
Eastern Co. (The)	12,165	237,217
Energy Recovery Inc.(a)(b)	84,523	628,851
ExOne Co. (The)(a)(b)	25,527	163,118
FreightCar America Inc.(a)	27,192	25,289
Gencor Industries Inc.(a)	20,247	212,593
Graham Corp.	22,390	288,831
Hurco Companies Inc.	14,354	417,701
Kadant Inc.	24,528	1,831,015
LB Foster Co., Class A(a)	22,548	278,693
LS Starrett Co. (The), Class A(a)	13,778	44,641
Luxfer Holdings PLC	60,978	862,229
Lydall Inc.(a)	38,851	250,977
Manitex International Inc.(a)(b)	31,770	131,210
Mayville Engineering Co. Inc.(a)(b)	14,279	87,530
Miller Industries Inc./TN	24,702	698,573
NN Inc.	93,759	162,203
Omega Flex Inc.	6,451	544,464
Park-Ohio Holdings Corp.	19,408	367,588
Perma-Pipe International Holdings Inc.(a)(b)	18,225	113,360
Spartan Motors Inc.(b)	75,324	972,433
Titan International Inc.(b)	115,305	178,723
Twin Disc Inc.(a)	23,520	164,170

		12,398,492

Marine — 0.2%
Eagle Bulk Shipping Inc.(a)(b)	99,139	183,407
Genco Shipping & Trading Ltd.	35,624	228,706
Navios Maritime Holdings Inc.(a)(b)	22,765	52,587
Pangaea Logistics Solutions Ltd.	22,321	44,642
Safe Bulkers Inc.(a)	117,917	140,321
Scorpio Bulkers Inc.	120,437	304,706

		954,369

Media — 1.3%
AH Belo Corp., Class A	44,660	76,815
Beasley Broadcast Group Inc., Class A	16,625	30,756
Boston Omaha Corp., Class A(a)(b)	24,120	436,813
Cardlytics Inc.(a)	31,976	1,117,881
Central European Media Enterprises Ltd., Class A(a)	199,648	624,898
comScore Inc.(a)(b)	111,729	315,076
Cumulus Media Inc., Class A(a)	32,387	175,538
Daily Journal Corp.(a)(b)	1,392	317,794
Emmis Communications Corp., Class A(a)(b)	25,503	51,006
Entercom Communications Corp., Class A	264,169	451,729
Entravision Communications Corp., Class A	133,731	271,474
Fluent Inc.(a)(b)	97,719	114,331
Gannett Co. Inc.	262,321	388,235
Hemisphere Media Group Inc.(a)	43,391	370,559

9

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Lee Enterprises Inc.(a)(b)	128,453	$126,269
Marchex Inc., Class B(a)(b)	83,754	121,443
MDC Partners Inc., Class A(a)	129,599	187,919
Mediaco Holding Inc., Class A(a)	3,229	12,787
National CineMedia Inc.	139,137	453,587
Saga Communications Inc., Class A	8,429	231,882
Salem Media Group Inc.	27,309	23,868
Social Reality Inc., Class A(a)(b)(c)	23,207	0	(d)
SRAX Inc.(a)(b)	29,228	58,748
TechTarget Inc.(a)	51,521	1,061,848
Townsquare Media Inc., Class A	19,284	88,899
Tribune Publishing Co.	41,040	332,835
Urban One Inc., NVS(a)	51,377	48,808

		7,491,798

Metals & Mining — 0.7%
Ampco-Pittsburgh Corp.(a)(b)	21,109	52,773
Caledonia Mining Corp. PLC(a)(b)	23,176	215,073
Friedman Industries Inc.(b)	17,040	75,147
Gold Resource Corp.(b)	135,919	373,777
Haynes International Inc.	27,838	573,741
Olympic Steel Inc.	21,253	219,969
Ramaco Resources Inc.(a)	19,300	46,127
Ryerson Holding Corp.(a)(b)	36,004	191,541
Schnitzer Steel Industries Inc., Class A	57,932	755,433
SunCoke Energy Inc.	158,492	610,194
Synalloy Corp.(a)	19,203	167,642
TimkenSteel Corp.(a)	91,309	294,928
Universal Stainless & Alloy Products Inc.(a)(b)	19,111	147,346

		3,723,691

Mortgage Real Estate Investment — 0.8%
AG Mortgage Investment Trust Inc.	72,278	198,042
Anworth Mortgage Asset Corp.	221,477	250,269
Ares Commercial Real Estate Corp.	69,298	484,393
Arlington Asset Investment Corp., Class A	79,557	174,230
Cherry Hill Mortgage Investment Corp.	34,902	216,392
Dynex Capital Inc.	51,375	536,355
Ellington Financial Inc.	89,164	509,127
Ellington Residential Mortgage REIT	21,420	113,526
Exantas Capital Corp.	67,378	185,963
Great Ajax Corp.	41,309	262,725
Hunt Companies Finance Trust Inc.	50,277	93,013
Manhattan Bridge Capital Inc.	15,388	62,937
Nexpoint Real Estate Finance Inc.(b)	11,194	108,022
Orchid Island Capital Inc.	143,972	424,717
Ready Capital Corp.	79,537	574,257
Western Asset Mortgage Capital Corp.	115,751	265,070

		4,459,038

Multi-Utilities — 0.3%
Unitil Corp.	32,560	1,703,539

Multiline Retail — 0.1%
JC Penney Co. Inc.(a)(b)	714,332	257,160
Tuesday Morning Corp.(a)(b)	103,741	59,734

		316,894

Oil, Gas & Consumable Fuels — 2.7%
Abraxas Petroleum Corp.(a)(b)	356,371	43,121
Adams Resources & Energy Inc.(b)	4,810	113,035
American Resources Corp.(a)(b)	20,117	20,922
Amplify Energy Corp.	30,807	17,434

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.	74,955	$393,514
Bonanza Creek Energy Inc.(a)(b)	42,766	481,117
Centrus Energy Corp., Class A(a)(b)	13,819	70,062
Chaparral Energy Inc., Class A(a)	75,596	35,530
Clean Energy Fuels Corp.(a)	300,324	534,577
Comstock Resources Inc.(a)(b)	35,497	191,329
Contango Oil & Gas Co.(a)(b)	122,464	183,696
DHT Holdings Inc.	247,371	1,897,335
Diamond S Shipping Inc.(a)	60,041	709,084
Dorian LPG Ltd.(a)(b)	60,848	529,986
Earthstone Energy Inc., Class A(a)	46,374	81,618
Energy Fuels Inc./Canada(a)(b)	217,777	256,977
Epsilon Energy Ltd.(a)	10,215	27,274
Evolution Petroleum Corp.	60,831	158,769
Falcon Minerals Corp.	85,747	184,356
Goodrich Petroleum Corp.(a)(b)	21,503	91,603
Hallador Energy Co.	49,351	46,829
HighPoint Resources Corp.(a)	249,977	47,496
International Seaways Inc.	56,513	1,350,095
Lilis Energy Inc.(a)(b)	226,304	39,196
Lonestar Resources U.S. Inc., Class A(a)	53,087	21,978
Montage Resources Corp.(a)(b)	48,329	108,740
NACCO Industries Inc., Class A	8,277	231,590
Navios Maritime Acquisition Corp.	21,967	105,881
NextDecade Corp.(a)	26,826	50,433
Nordic American Tankers Ltd.	310,766	1,407,770
Northern Oil and Gas Inc.(a)	664,852	440,863
Overseas Shipholding Group Inc., Class A(a)(b)	145,311	329,856
Pacific Ethanol Inc.(a)	111,162	28,902
Panhandle Oil and Gas Inc., Class A	34,643	127,833
PEDEVCO Corp.(a)(b)	16,455	14,403
Penn Virginia Corp.(a)	30,703	94,872
Renewable Energy Group Inc.(a)(b)	82,185	1,687,258
REX American Resources Corp.(a)(b)	12,521	582,352
Ring Energy Inc.(a)(b)	134,235	88,421
Rosehill Resources Inc.(a)(b)	24,256	9,945
SandRidge Energy Inc.(a)	68,704	61,772
SilverBow Resources Inc.(a)	16,352	40,389
Teekay Corp.(a)	154,837	489,285
Teekay Tankers Ltd., Class A(a)	53,449	1,188,706
Torchlight Energy Resources Inc.(a)(b)	117,503	46,179
Uranium Energy Corp.(a)(b)	420,400	235,424
VAALCO Energy Inc.(a)	127,189	114,724
Vertex Energy Inc.(a)(b)	71,816	43,090
W&T Offshore Inc.(a)(b)	209,167	355,584

		15,411,205

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	35,680	778,181
Verso Corp., Class A(a)(b)	77,604	875,373

		1,653,554

Personal Products — 0.2%
Guardion Health Sciences Inc.(a)(b)	155,339	70,679
Lifevantage Corp.(a)(b)	31,429	323,719
Mannatech Inc.	3,634	39,066
Natural Alternatives International Inc.(a)(b)	11,715	73,804
Natural Health Trends Corp.	16,965	55,815
Nature’s Sunshine Products Inc.(a)	19,696	160,128
United-Guardian Inc.	8,182	118,230
Veru Inc.(a)(b)	111,466	364,494

10

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Youngevity International Inc.(a)(b)	19,357	$13,550

		1,219,485

Pharmaceuticals — 4.2%
AcelRx Pharmaceuticals Inc.(a)(b)	179,442	211,742
Acer Therapeutics Inc.(a)(b)	14,332	28,521
Aclaris Therapeutics Inc.(a)	70,825	73,658
Adamis Pharmaceuticals Corp.(a)(b)	133,832	47,818
Adolor Corp. Escrow(a)(c)	77,501	1
Aerpio Pharmaceuticals Inc.(a)(b)	52,127	28,659
Agile Therapeutics Inc.(a)	82,599	153,634
ANI Pharmaceuticals Inc.(a)(b)	20,310	827,429
Aquestive Therapeutics Inc.(a)(b)	34,319	75,159
Arvinas Holding Co. LLC(a)(b)	47,299	1,906,150
Assertio Therapeutics Inc.(a)	139,889	90,928
Avenue Therapeutics Inc.(a)(b)	14,530	129,898
Axsome Therapeutics Inc.(a)(b)	60,157	3,539,036
Aytu BioScience Inc.(a)(b)	28,894	43,341
Baudax Bio Inc.(a)	17,884	44,352
BioDelivery Sciences International Inc.(a)	186,766	707,843
Cara Therapeutics Inc.(a)(b)	88,619	1,170,657
cbdMD Inc.(a)	73,674	68,517
Cerecor Inc.(a)(b)	51,838	128,558
Chiasma Inc.(a)(b)	78,504	286,540
Clearside Biomedical Inc.(a)(b)	86,625	147,263
CNS Pharmaceuticals Inc.(a)(b)	4,820	10,122
Cocrystal Pharma Inc.(a)(b)	32,554	23,113
Collegium Pharmaceutical Inc.(a)(b)	71,578	1,168,869
CorMedix Inc.(a)(b)	57,047	204,799
Cumberland Pharmaceuticals Inc.(a)(b)	20,670	75,032
Cymabay Therapeutics Inc.(a)(b)	156,048	230,951
Eloxx Pharmaceuticals Inc.(a)(b)	57,226	112,163
Eton Pharmaceuticals Inc.(a)(b)	27,611	113,205
Evofem Biosciences Inc.(a)(b)	31,679	168,532
Evolus Inc.(a)(b)	41,794	173,445
Eyenovia Inc.(a)(b)	23,595	54,269
EyePoint Pharmaceuticals Inc.(a)(b)	142,862	145,719
Fulcrum Therapeutics Inc.(a)(b)	28,258	337,401
Harrow Health Inc.(a)	50,075	191,286
Innovate Biopharmaceuticals Inc.(a)	75,685	38,085
Kala Pharmaceuticals Inc.(a)(b)	52,875	464,771
Kaleido Biosciences Inc.(a)(b)	26,041	160,152
KemPharm Inc.(a)	55,819	12,559
Lannett Co. Inc.(a)	72,126	501,276
Lipocine Inc.(a)(b)	72,453	34,777
Liquidia Technologies Inc.(a)(b)	30,330	142,854
Marinus Pharmaceuticals Inc.(a)(b)	182,603	370,684
Menlo Therapeutics Inc.(a)(b)	103,064	276,212
Neos Therapeutics Inc.(a)(b)	112,427	84,320
Novan Inc.(a)(b)	41,369	19,650
Novus Therapeutics Inc.(a)(b)	22,143	8,636
Ocular Therapeutix Inc.(a)(b)	94,734	468,933
Odonate Therapeutics Inc.(a)	21,437	591,876
Omeros Corp.(a)(b)	113,853	1,522,215
Omthera Pharmaceuticals Inc., NVS(c)	60,904	16,444
OncoMed Pharmaceuticals Inc., NVS(c)	60,904	609
Opiant Pharmaceuticals Inc.(a)(b)	8,695	83,298
Optinose Inc.(a)(b)	61,183	274,712
Oramed Pharmaceuticals Inc.(a)(b)	33,461	101,721
Osmotica Pharmaceuticals PLC(a)(b)	20,122	63,988
Otonomy Inc.(a)	62,440	123,007

Security	Shares	Value

Pharmaceuticals (continued)
Paratek Pharmaceuticals Inc.(a)(b)	73,010	$229,981
Phathom Pharmaceuticals Inc.(a)(b)	23,957	618,570
PLx Pharma Inc.(a)	5,586	12,569
ProPhase Labs Inc.	19,393	36,653
Provention Bio Inc.(a)(b)	70,974	652,961
Recro Pharma Inc.(a)	43,635	356,498
resTORbio Inc.(a)(b)	34,260	35,288
Revance Therapeutics Inc.(a)(b)	115,404	1,707,979
Satsuma Pharmaceuticals Inc.(a)(b)	10,117	217,718
scPharmaceuticals Inc.(a)	15,964	118,134
SCYNEXIS Inc.(a)(b)	211,671	165,315
Seelos Therapeutics Inc.(a)	60,186	29,521
Senestech Inc.(a)(b)	2,633	5,450
SIGA Technologies Inc.(a)(b)	123,257	589,168
Strongbridge Biopharma PLC(a)	79,309	149,894
Tetraphase Pharmaceuticals Inc.(a)	12,976	16,609
TFF Pharmaceuticals Inc.(a)(b)	11,071	42,513
Verrica Pharmaceuticals Inc.(a)(b)	29,394	321,276
VIVUS Inc.(a)(b)	23,357	84,085
Xeris Pharmaceuticals Inc.(a)(b)	79,602	155,224
Zynerba Pharmaceuticals Inc.(a)(b)	51,055	195,541

		23,820,336

Professional Services — 1.4%
Acacia Research Corp.(a)	105,366	233,913
Barrett Business Services Inc.	16,105	638,402
BG Staffing Inc.	22,129	165,525
CRA International Inc.	16,784	560,753
DLH Holdings Corp.(a)	13,761	57,934
Forrester Research Inc.(a)	24,228	708,184
Franklin Covey Co.(a)	21,722	337,560
GP Strategies Corp.(a)(b)	28,658	186,564
Heidrick & Struggles International Inc.	42,183	949,117
Hill International Inc.(a)(b)	100,629	145,912
Hudson Global Inc.(a)(b)	7,705	65,878
InnerWorkings Inc.(a)(b)	100,950	118,111
Kelly Services Inc., Class A, NVS	73,701	935,266
Kforce Inc.	45,152	1,154,537
Mastech Digital Inc.(a)	8,812	113,146
Mistras Group Inc.(a)	39,447	168,044
RCM Technologies Inc.(a)	22,522	28,153
Red Violet Inc.(a)(b)	14,225	256,050
Resources Connection Inc.	68,439	750,776
Volt Information Sciences Inc.(a)(b)	33,303	26,975
Willdan Group Inc.(a)(b)	22,326	477,107

		8,077,907

Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.(a)	1,040	14,352
Altisource Portfolio Solutions SA(a)	12,231	93,812
American Realty Investors Inc.(a)	5,730	52,945
Consolidated-Tomoka Land Co.	11,504	521,476
eXp World Holdings Inc.(a)(b)	47,191	399,236
Forestar Group Inc.(a)(b)	37,815	391,385
FRP Holdings Inc.(a)	15,922	684,646
Griffin Industrial Realty Inc.	2,909	95,124
Maui Land & Pineapple Co. Inc.(a)(b)	15,509	169,514
Rafael Holdings Inc., Class B(a)(b)	24,658	315,869
Tejon Ranch Co.(a)(b)	48,062	675,752
Trinity Place Holdings Inc.(a)(b)	41,201	74,986

		3,489,097

11

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.2%
Covenant Transportation Group Inc., Class A(a)	28,647	$248,369
Daseke Inc.(a)(b)	103,317	144,644
PAM Transportation Services Inc.(a)(b)	4,338	133,394
Roadrunner Transportation Systems Inc.(a)(b)	8,160	20,808
U.S. Xpress Enterprises Inc., Class A(a)(b)	48,673	162,568
Universal Logistics Holdings Inc.	17,765	232,721
USA Truck Inc.(a)(b)	18,425	58,407
YRC Worldwide Inc.(a)(b)	73,944	124,226

		1,125,137

Semiconductors & Semiconductor Equipment — 3.1%
Adesto Technologies Corp.(a)	60,405	675,932
Aehr Test Systems(a)	45,793	76,474
Alpha & Omega Semiconductor Ltd.(a)(b)	45,679	292,802
Amtech Systems Inc.(a)(b)	28,945	125,911
Atomera Inc.(a)(b)	33,136	115,976
Axcelis Technologies Inc.(a)(b)	71,770	1,314,109
AXT Inc.(a)(b)	87,953	282,329
CEVA Inc.(a)	48,431	1,207,385
Cohu Inc.	89,581	1,109,013
CyberOptics Corp.(a)	15,866	271,467
DSP Group Inc.(a)	50,518	676,941
Everspin Technologies Inc.(a)(b)	28,281	74,096
GSI Technology Inc.(a)	37,933	264,014
Ichor Holdings Ltd.(a)(b)	49,492	948,267
Impinj Inc.(a)(b)	37,315	623,534
inTEST Corp.(a)(b)	22,837	60,746
Kopin Corp.(a)(b)	162,924	56,893
NeoPhotonics Corp.(a)	87,577	634,933
NVE Corp.	10,617	552,402
Onto Innovation Inc.(a)	116,748	3,463,913
PDF Solutions Inc.(a)(b)	62,965	737,950
Photronics Inc.(a)	143,245	1,469,694
Pixelworks Inc.(a)(b)	85,288	243,071
SiTime Corp.(a)	10,957	238,534
SMART Global Holdings Inc.(a)	30,306	736,436
Ultra Clean Holdings Inc.(a)(b)	88,487	1,221,121

		17,473,943

Software — 3.1%
A10 Networks Inc.(a)	112,422	698,141
Agilysys Inc.(a)	46,294	773,110
American Software Inc./GA, Class A	66,259	941,540
Asure Software Inc.(a)(b)	27,761	165,456
AudioEye Inc.(a)(b)	19,917	84,846
Aware Inc./MA(a)(b)	34,693	98,875
ChannelAdvisor Corp.(a)(b)	59,758	433,843
CYREN Ltd.(a)	15,940	12,593
Digimarc Corp.(a)(b)	26,329	343,593
Digital Turbine Inc.(a)(b)	175,277	755,444
Domo Inc., Class B(a)(b)	39,996	397,560
eGain Corp.(a)(b)	46,270	339,159
Finjan Holdings Inc.(a)(b)	45,652	45,652
GlobalSCAPE Inc.	27,203	193,685
GSE Systems Inc.(a)(b)	42,746	39,848
GTY Technology Holdings Inc.(a)(b)	89,830	406,032
Ideanomics Inc.(a)(b)	226,316	303,263
Intelligent Systems Corp.(a)(b)	15,396	523,310
Inuvo Inc.(a)	92,654	21,903
Issuer Direct Corp.(a)	5,062	45,052
Majesco(a)(b)	17,518	95,648

Security	Shares	Value

Software (continued)
Mind CTI Ltd.	45,433	$79,053
Mitek Systems Inc.(a)(b)	78,542	618,911
MobileIron Inc.(a)(b)	220,879	839,340
Model N Inc.(a)	74,482	1,654,245
NetSol Technologies Inc.(a)	23,613	59,033
OneSpan Inc.(a)	73,117	1,327,074
Pareteum Corp.(a)(b)	299,057	123,211
Park City Group Inc.(a)(b)	28,562	108,536
Phunware Inc.(a)(b)	72,648	49,037
QAD Inc., Class A	25,635	1,023,606
Qumu Corp.(a)(b)	25,242	41,902
RealNetworks Inc.(a)	55,959	40,850
Rimini Street Inc.(a)(b)	47,709	195,130
Riot Blockchain Inc.(a)(b)	53,109	44,240
Rosetta Stone Inc.(a)	46,429	650,935
Seachange International Inc.(a)(b)	70,330	261,628
SharpSpring Inc.(a)(b)	24,475	148,318
ShotSpotter Inc.(a)(b)	18,110	497,663
Smith Micro Software Inc.(a)(b)	55,764	234,766
Support.com Inc.	46,676	50,877
Synacor Inc.(a)(b)	63,274	64,539
Synchronoss Technologies Inc.(a)(b)	87,980	268,339
Telaria Inc.(a)(b)	101,194	607,164
Telenav Inc.(a)(b)	75,245	325,058
Veritone Inc.(a)(b)	37,057	86,343
VirnetX Holding Corp.(a)(b)	137,819	753,870
Zix Corp.(a)	118,722	511,692

		17,383,913

Specialty Retail — 1.5%
America’s Car-Mart Inc./TX(a)(b)	13,834	779,546
Ascena Retail Group Inc.(a)(b)	17,568	24,420
Barnes & Noble Education Inc.(a)(b)	94,059	127,920
Big 5 Sporting Goods Corp.	45,737	48,939
Blink Charging Co.(a)(b)	41,932	72,542
Boot Barn Holdings Inc.(a)(b)	63,170	816,788
Build-A-Bear Workshop Inc.(a)(b)	33,254	47,553
Cato Corp. (The), Class A	49,433	527,450
Chico’s FAS Inc.	258,554	333,535
Citi Trends Inc.	24,838	221,058
Conn’s Inc.(a)	40,919	171,041
Container Store Group Inc. (The)(a)(b)	35,758	84,389
Destination XL Group Inc.(a)(b)	85,188	29,833
Express Inc.(a)(b)	138,263	206,012
GNC Holdings Inc., Class A(a)(b)	187,555	87,795
Haverty Furniture Companies Inc.	39,829	473,567
Hibbett Sports Inc.(a)(b)	38,228	418,023
J. Jill Inc.(a)	41,087	22,696
Kirkland’s Inc.(a)(b)	29,226	22,636
Lazydays Holdings Inc.(a)(b)	13,673	28,166
LMP Automotive Holdings Inc.(a)(b)	6,945	38,545
Lumber Liquidators Holdings Inc.(a)(b)	63,466	297,656
MarineMax Inc.(a)(b)	47,130	491,095
OneWater Marine Inc., Class A(a)(b)	10,402	79,575
RTW RetailWinds Inc.(a)	71,086	14,935
Shoe Carnival Inc.	20,284	421,299
Sportsman’s Warehouse Holdings Inc.(a)	95,239	586,672
Stage Stores Inc.(a)(b)	59,074	21,479
Tailored Brands Inc.(b)	109,912	191,247
Tandy Leather Factory Inc.(a)(b)	11,712	42,163
Tilly’s Inc., Class A	49,510	204,476

12

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Winmark Corp.	5,479	$698,134
Zumiez Inc.(a)	44,499	770,723

		8,401,908

Technology Hardware, Storage & Peripherals — 0.2%
AstroNova Inc.	15,668	121,584
Avid Technology Inc.(a)(b)	64,236	432,308
Boxlight Corp., Class A(a)(b)	15,598	8,891
Eastman Kodak Co.(a)	34,319	59,372
Immersion Corp.(a)(b)	69,452	372,263
Intevac Inc.(a)	54,791	224,095
One Stop Systems Inc.(a)(b)	20,810	29,966
Sonim Technologies Inc.(a)(b)	21,152	14,806
TransAct Technologies Inc.	16,871	52,469

		1,315,754

Textiles, Apparel & Luxury Goods — 0.4%
Centric Brands Inc.(a)(b)	32,120	35,974
Charles & Colvard Ltd.(a)(b)	58,619	39,656
Crown Crafts Inc.	19,717	94,247
Culp Inc.	24,758	182,219
Delta Apparel Inc.(a)(b)	14,396	149,862
Jerash Holdings U.S. Inc.	2,927	13,084
Lakeland Industries Inc.(a)(b)	16,831	260,881
Movado Group Inc.	35,291	417,140
Rocky Brands Inc.	15,575	301,376
Sequential Brands Group Inc.(a)(b)	97,178	19,922
Superior Group of Companies Inc.	24,030	203,294
Unifi Inc.(a)	32,185	371,737
Vera Bradley Inc.(a)	44,154	181,914
Vince Holding Corp.(a)	7,396	28,696

		2,300,002

Thrifts & Mortgage Finance — 2.7%
Bridgewater Bancshares Inc.(a)	49,594	483,541
Central Federal Corp.(a)	9,880	103,938
ESSA Bancorp. Inc.	21,915	299,140
Federal Agricultural Mortgage Corp., Class C, NVS	20,124	1,119,498
First Defiance Financial Corp.	82,593	1,217,421
First Seacoast Bancorp.(a)(b)	5,489	33,154
FS Bancorp. Inc.	9,387	337,932
Hingham Institution for Savings	3,206	464,838
Home Bancorp. Inc.	18,748	457,826
HomeStreet Inc.	50,376	1,119,858
Impac Mortgage Holdings Inc.(a)	24,299	59,047
Luther Burbank Corp.	48,851	447,964
Merchants Bancorp./IN	20,012	303,782
Meridian Bancorp. Inc.	110,401	1,238,699
MMA Capital Holdings Inc.(a)(b)	11,084	274,107
Mr Cooper Group Inc.(a)(b)	169,623	1,243,337
Ocwen Financial Corp.(a)(b)	308,304	154,152
OP Bancorp.	33,591	250,589
PB Bancorp Inc.	14,827	220,922
PCSB Financial Corp.(b)	34,396	481,200
Pioneer Bancorp. Inc./NY(a)(b)	25,682	266,579
Ponce de Leon Federal Bank(a)(b)	18,512	190,118
Provident Bancorp Inc.(a)	23,138	199,450
Provident Financial Holdings Inc.	15,633	238,091
Prudential Bancorp. Inc.	22,134	327,583
Randolph Bancorp Inc.(a)(b)	12,210	117,094
Rhinebeck Bancorp Inc.(a)	12,568	80,058
Riverview Bancorp. Inc.	53,148	266,271

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Sachem Capital Corp.	42,786	$74,448
Security National Financial Corp., Class A(a)(b)	23,193	99,034
Severn Bancorp. Inc.(b)	24,286	155,916
Southern Missouri Bancorp. Inc.	19,053	462,416
Sterling Bancorp Inc./MI(b)	38,731	166,543
Territorial Bancorp. Inc.	17,278	424,175
Timberland Bancorp. Inc./WA	18,342	335,475
Velocity Financial Inc.(a)(b)	16,006	120,525
Waterstone Financial Inc.	56,118	815,956
Western New England Bancorp Inc.	55,260	373,558

		15,024,235

Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	268,992	201,744
Pyxus International Inc.(a)(b)	18,972	59,003
Turning Point Brands Inc.(b)	18,422	388,888

		649,635

Trading Companies & Distributors — 0.6%
BlueLinx Holdings Inc.(a)(b)	20,361	100,787
CAI International Inc.(a)	36,762	519,815
DXP Enterprises Inc./TX(a)	36,251	444,437
EVI Industries Inc.(a)(b)	10,400	164,112
Foundation Building Materials Inc.(a)	45,753	470,798
General Finance Corp.(a)	26,524	165,510
Houston Wire & Cable Co.(a)	35,226	77,145
Huttig Building Products Inc.(a)(b)	55,698	38,989
India Globalization Capital Inc.(a)	58,010	28,425
Lawson Products Inc./DE(a)	9,733	260,066
Titan Machinery Inc.(a)	42,486	369,203
Transcat Inc.(a)(b)	15,895	421,217
Veritiv Corp.(a)	29,037	228,231
Willis Lease Finance Corp.(a)	6,373	169,522

		3,458,257

Water Utilities — 1.0%
Artesian Resources Corp., Class A, NVS	18,394	687,568
Cadiz Inc.(a)	29,685	346,424
Consolidated Water Co. Ltd.	33,133	543,381
Global Water Resources Inc.	28,982	295,326
Middlesex Water Co.(b)	37,888	2,277,826
Pure Cycle Corp.(a)(b)	43,504	485,070
York Water Co. (The)	29,110	1,265,121

		5,900,716

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	96,815	1,027,207
Gogo Inc.(a)(b)	121,453	257,481
Spok Holdings Inc.	39,728	424,692

		1,709,380

Total Common Stocks — 99.7% (Cost: $838,835,545)		560,823,763

Short-Term Investments

Money Market Funds — 21.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(e)(f)(g)	119,533,914	119,510,007

13

Schedule of Investments (continued) March 31, 2020	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(e)(f)	1,160,000	$1,160,000

		120,670,007

Total Short-Term Investments — 21.5% (Cost: $120,678,843)		120,670,007

Total Investments in Securities — 121.2% (Cost: $959,514,388)		681,493,770

Other Assets, Less Liabilities — (21.2)%		(119,287,505)

Net Assets — 100.0%		$562,206,265

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

14

Schedule of Investments March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Huntington Ingalls Industries Inc.	24	$4,373
L3Harris Technologies Inc.	131	23,596
TransDigm Group Inc.	31	9,926

		37,895

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	80	5,296

Airlines — 0.4%
Alaska Air Group Inc.	71	2,021
Southwest Airlines Co.	275	9,793

		11,814

Automobiles — 0.0%
Thor Industries Inc.	32	1,350

Banks — 9.0%
Associated Banc-Corp.	88	1,126
Bank of America Corp.	4,333	91,990
Bank of Hawaii Corp.	23	1,271
Bank OZK	66	1,102
BankUnited Inc.	53	991
BOK Financial Corp.	18	766
CIT Group Inc.	51	880
Citizens Financial Group Inc.	242	4,552
Comerica Inc.	80	2,347
Commerce Bancshares Inc.	55	2,769
Cullen/Frost Bankers Inc.	30	1,674
East West Bancorp. Inc.	78	2,008
Fifth Third Bancorp.	384	5,702
First Citizens BancShares Inc./NC, Class A	4	1,331
First Hawaiian Inc.	72	1,190
First Horizon National Corp.	155	1,249
First Republic Bank/CA	93	7,652
FNB Corp.	185	1,363
Huntington Bancshares Inc./OH	564	4,630
KeyCorp	543	5,631
M&T Bank Corp.	72	7,447
PacWest Bancorp.	59	1,057
People’s United Financial Inc.	239	2,641
Pinnacle Financial Partners Inc.	38	1,427
PNC Financial Services Group Inc. (The)	235	22,494
Prosperity Bancshares Inc.	50	2,413
Regions Financial Corp.	522	4,682
Signature Bank/New York NY	30	2,412
Sterling Bancorp./DE	101	1,055
SVB Financial Group(a)	28	4,230
Synovus Financial Corp.	80	1,405
TCF Financial Corp.	83	1,881
Texas Capital Bancshares Inc.(a)	27	599
Truist Financial Corp.	727	22,421
U.S. Bancorp.	755	26,010
Umpqua Holdings Corp.	120	1,308
Webster Financial Corp.	49	1,122
Wells Fargo & Co.	2,019	57,945
Western Alliance Bancorp.	54	1,653
Wintrust Financial Corp.	32	1,052
Zions Bancorp. N.A.	88	2,355

		307,833

Security	Shares	Value

Beverages — 0.4%
Constellation Brands Inc., Class A	94	$13,476

Biotechnology — 2.2%
Agios Pharmaceuticals Inc.(a)	36	1,277
Alnylam Pharmaceuticals Inc.(a)	63	6,857
Bluebird Bio Inc.(a)	31	1,425
Exact Sciences Corp.(a)	83	4,814
Incyte Corp.(a)	105	7,689
Ionis Pharmaceuticals Inc.(a)	74	3,499
Moderna Inc.(a)	132	3,953
Neurocrine Biosciences Inc.(a)	54	4,674
Regeneron Pharmaceuticals Inc.(a)	49	23,926
Sage Therapeutics Inc.(a)	30	862
Sarepta Therapeutics Inc.(a)	41	4,011
Seattle Genetics Inc.(a)	70	8,077
United Therapeutics Corp.(a)	26	2,465

		73,529

Building Products — 0.1%
Armstrong World Industries Inc.	29	2,303

Capital Markets — 2.8%
Ameriprise Financial Inc.	69	7,071
Cboe Global Markets Inc.	60	5,355
Charles Schwab Corp. (The)	623	20,945
CME Group Inc.	192	33,199
E*TRADE Financial Corp.	125	4,290
Eaton Vance Corp., NVS	62	1,999
LPL Financial Holdings Inc.	44	2,395
Raymond James Financial Inc.	68	4,298
T Rowe Price Group Inc.	125	12,206
TD Ameritrade Holding Corp.	148	5,130

		96,888

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	24	2,458

Commercial Services & Supplies — 1.4%
ADT Inc.	81	350
Cintas Corp.	50	8,661
IAA Inc.(a)	78	2,337
KAR Auction Services Inc.	72	864
Republic Services Inc.	126	9,457
Rollins Inc.	84	3,036
Waste Management Inc.	252	23,325

		48,030

Communications Equipment — 0.0%
EchoStar Corp., Class A(a)	26	831

Construction Materials — 0.5%
Eagle Materials Inc.	24	1,402
Martin Marietta Materials Inc.	37	7,002
Vulcan Materials Co.	78	8,429

		16,833

Consumer Finance — 1.0%
Ally Financial Inc.	212	3,059
Capital One Financial Corp.	246	12,403
Credit Acceptance Corp.(a)	6	1,534
Discover Financial Services	172	6,135
LendingTree Inc.(a)	4	734
Navient Corp.	101	766
OneMain Holdings Inc.	33	631

15

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Santander Consumer USA Holdings Inc.	52	$723
SLM Corp.	229	1,647
Synchrony Financial	332	5,342

		32,974

Containers & Packaging — 0.3%
Packaging Corp. of America	56	4,863
Westrock Co.	151	4,267

		9,130

Distributors — 0.1%
Pool Corp.	23	4,526

Diversified Consumer Services — 0.4%
frontdoor Inc.(a)	50	1,739
Grand Canyon Education Inc.(a)	28	2,136
H&R Block Inc.	112	1,577
Service Corp. International	107	4,185
ServiceMaster Global Holdings Inc.(a)	78	2,106

		11,743

Diversified Financial Services — 4.1%
Berkshire Hathaway Inc., Class B(a)	722	132,003
Equitable Holdings Inc.	225	3,251
Jefferies Financial Group Inc.	144	1,969
Voya Financial Inc.	73	2,960

		140,183

Diversified Telecommunication Services — 7.8%
AT&T Inc.	4,347	126,715
CenturyLink Inc.	645	6,102
Verizon Communications Inc.	2,462	132,283

		265,100

Electric Utilities — 8.5%
Alliant Energy Corp.	141	6,809
American Electric Power Co. Inc.	294	23,514
Avangrid Inc.	33	1,445
Duke Energy Corp.	432	34,940
Edison International	207	11,342
Entergy Corp.	118	11,089
Evergy Inc.	135	7,432
Eversource Energy	192	15,016
Exelon Corp.	577	21,239
FirstEnergy Corp.	321	12,863
Hawaiian Electric Industries Inc.	64	2,755
IDACORP Inc.	30	2,634
NextEra Energy Inc.	291	70,020
NRG Energy Inc.	150	4,089
OGE Energy Corp.	119	3,657
PG&E Corp.(a)	314	2,823
Pinnacle West Capital Corp.	66	5,002
Southern Co. (The)	617	33,404
Xcel Energy Inc.	311	18,753

		288,826

Electrical Equipment — 0.2%
Acuity Brands Inc.	23	1,970
Hubbell Inc.	32	3,672

		5,642

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	84	7,835

Energy Equipment & Services — 0.0%
Helmerich & Payne Inc.	59	923

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	108	$254

		1,177

Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)	14	361
Madison Square Garden Co. (The), Class A(a)	11	2,326
Roku Inc.(a)	51	4,461

		7,148

Equity Real Estate Investment Trusts (REITs) — 7.9%
Alexandria Real Estate Equities Inc.	66	9,046
American Campus Communities Inc.	76	2,109
American Homes 4 Rent, Class A	142	3,294
Apartment Investment & Management Co., Class A	81	2,847
Apple Hospitality REIT Inc.	116	1,064
AvalonBay Communities Inc.	75	11,038
Boston Properties Inc.	84	7,747
Brandywine Realty Trust	102	1,073
Brixmor Property Group Inc.	160	1,520
Brookfield Property REIT Inc., Class A	40	340
Camden Property Trust	51	4,041
Colony Capital Inc.	237	415
Columbia Property Trust Inc.	64	800
CoreSite Realty Corp.	21	2,434
Corporate Office Properties Trust	55	1,217
Cousins Properties Inc.	78	2,283
Crown Castle International Corp.	225	32,490
CubeSmart	106	2,840
CyrusOne Inc.	62	3,828
Douglas Emmett Inc.	91	2,776
Duke Realty Corp.	201	6,508
Empire State Realty Trust Inc., Class A	84	753
EPR Properties	42	1,017
Equity Commonwealth	69	2,188
Equity LifeStyle Properties Inc.	94	5,403
Equity Residential	198	12,219
Essex Property Trust Inc.	36	7,929
Extra Space Storage Inc.	68	6,512
Federal Realty Investment Trust	40	2,984
Gaming and Leisure Properties Inc.	109	3,020
Healthcare Trust of America Inc., Class A	117	2,841
Healthpeak Properties Inc.	276	6,583
Highwoods Properties Inc.	56	1,983
Host Hotels & Resorts Inc.	396	4,372
Hudson Pacific Properties Inc.	82	2,079
Invitation Homes Inc.	289	6,176
JBG SMITH Properties	66	2,101
Kilroy Realty Corp.	56	3,567
Kimco Realty Corp.	225	2,176
Lamar Advertising Co., Class A	47	2,410
Life Storage Inc.	25	2,364
Macerich Co. (The)	79	445
Mid-America Apartment Communities Inc.	62	6,388
National Retail Properties Inc.	92	2,961
Omega Healthcare Investors Inc.	123	3,264
Outfront Media Inc.	79	1,065
Paramount Group Inc.	109	959
Park Hotels & Resorts Inc.	131	1,036
Public Storage	80	15,889
Realty Income Corp.	177	8,825
Regency Centers Corp.	90	3,459

16

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Properties of America Inc., Class A	115	$595
Service Properties Trust	87	470
Simon Property Group Inc.	167	9,162
SITE Centers Corp.	69	359
SL Green Realty Corp.	45	1,939
Spirit Realty Capital Inc.	54	1,412
STORE Capital Corp.	114	2,066
Sun Communities Inc.	49	6,118
Taubman Centers Inc.	32	1,340
UDR Inc.	157	5,737
Ventas Inc.	202	5,414
VEREIT Inc.	571	2,792
VICI Properties Inc.	250	4,160
Vornado Realty Trust	95	3,440
Weingarten Realty Investors	60	866

		268,548

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	22	2,915
Kroger Co. (The)	471	14,186
Sprouts Farmers Market Inc.(a)	64	1,190
U.S. Foods Holding Corp.(a)	128	2,267

		20,558

Food Products — 1.2%
Beyond Meat Inc.(a)	28	1,865
Conagra Brands Inc.	286	8,391
Flowers Foods Inc.	115	2,360
Hormel Foods Corp.	165	7,695
JM Smucker Co. (The)	65	7,215
Post Holdings Inc.(a)	40	3,319
Tyson Foods Inc., Class A	169	9,780

		40,625

Gas Utilities — 0.3%
Atmos Energy Corp.	72	7,144
National Fuel Gas Co.	51	1,902

		9,046

Health Care Equipment & Supplies — 0.1%
ABIOMED Inc.(a)	26	3,774

Health Care Providers & Services — 10.2%
AmerisourceBergen Corp.	88	7,788
Anthem Inc.	151	34,283
Cardinal Health Inc.	173	8,294
Centene Corp.(a)	344	20,437
Chemed Corp.	9	3,899
Cigna Corp.(a)	217	38,448
CVS Health Corp.	770	45,684
DaVita Inc.(a)	52	3,955
Encompass Health Corp.	59	3,778
Humana Inc.	79	24,808
MEDNAX Inc.(a)	45	524
Molina Healthcare Inc.(a)	36	5,029
Premier Inc., Class A(a)	36	1,178
Quest Diagnostics Inc.	80	6,424
UnitedHealth Group Inc.	562	140,151
Universal Health Services Inc., Class B	47	4,657

		349,337

Health Care Technology — 0.3%
Cerner Corp.	185	11,653

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.9%
Caesars Entertainment Corp.(a)	339	$2,292
Chipotle Mexican Grill Inc.(a)	15	9,816
Choice Hotels International Inc.	21	1,286
Darden Restaurants Inc.	73	3,976
Domino’s Pizza Inc.	24	7,778
Extended Stay America Inc.	110	804
Hilton Grand Vacations Inc.(a)	47	741
Planet Fitness Inc., Class A(a)	50	2,435
Six Flags Entertainment Corp.	43	539
Wendy’s Co. (The)	112	1,666

		31,333

Household Durables — 0.7%
DR Horton Inc.	201	6,834
Lennar Corp., Class A	167	6,380
Lennar Corp., Class B	9	260
NVR Inc.(a)	2	5,138
PulteGroup Inc.	147	3,281
Toll Brothers Inc.	72	1,386

		23,279

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.	251	4,006

Insurance — 3.4%
Allstate Corp. (The)	172	15,778
American Financial Group Inc./OH	40	2,803
American National Insurance Co.	5	412
Athene Holding Ltd., Class A(a)	75	1,862
Brighthouse Financial Inc.(a)	60	1,450
Brown & Brown Inc.	127	4,600
Cincinnati Financial Corp.	83	6,262
CNA Financial Corp.	18	559
Erie Indemnity Co., Class A, NVS	14	2,075
Fidelity National Financial Inc.	143	3,558
First American Financial Corp.	59	2,502
Globe Life Inc.	59	4,246
Hanover Insurance Group Inc. (The)	21	1,902
Hartford Financial Services Group Inc. (The)	195	6,872
Kemper Corp.	34	2,529
Lincoln National Corp.	108	2,843
Loews Corp.	134	4,667
Mercury General Corp.	15	611
Old Republic International Corp.	151	2,303
Principal Financial Group Inc.	150	4,701
Progressive Corp. (The)	317	23,407
Travelers Companies Inc. (The)	138	13,710
Unum Group	103	1,546
White Mountains Insurance Group Ltd.	1	910
WR Berkley Corp.	78	4,069

		116,177

Interactive Media & Services — 0.1%
Zillow Group Inc., Class A(a)	31	1,053
Zillow Group Inc., Class C, NVS(a)	67	2,413

		3,466

Internet & Direct Marketing Retail — 0.1%
Grubhub Inc.(a)	54	2,200
Wayfair Inc., Class A(a)	37	1,977

		4,177

IT Services — 2.6%
Black Knight Inc.(a)	85	4,935

17

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Booz Allen Hamilton Holding Corp.	82	$5,628
Broadridge Financial Solutions Inc.	68	6,448
CACI International Inc., Class A(a)	15	3,167
Fiserv Inc.(a)	334	31,727
Jack Henry & Associates Inc.	45	6,986
Leidos Holdings Inc.	79	7,240
Paychex Inc.	190	11,955
Square Inc., Class A(a)	204	10,686
Switch Inc., Class A	32	462

		89,234

Machinery — 0.0%
Trinity Industries Inc.	57	916

Marine — 0.0%
Kirby Corp.(a)	33	1,434

Media — 4.8%
Altice USA Inc., Class A(a)	179	3,990
Cable One Inc.	3	4,932
Charter Communications Inc., Class A(a)	89	38,832
Comcast Corp., Class A	2,676	92,001
DISH Network Corp., Class A(a)	154	3,078
Fox Corp., Class A, NVS	208	4,915
Fox Corp., Class B(a)	96	2,196
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	50	1,585
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	92	2,909
New York Times Co. (The), Class A	86	2,641
Nexstar Media Group Inc., Class A	26	1,501
Sinclair Broadcast Group Inc., Class A	33	531
Sirius XM Holdings Inc.	813	4,016

		163,127

Metals & Mining — 0.4%
Nucor Corp.	180	6,484
Reliance Steel & Aluminum Co.	39	3,416
Steel Dynamics Inc.	126	2,840

		12,740

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	297	3,142
Annaly Capital Management Inc.	787	3,990
Chimera Investment Corp.	101	919
MFA Financial Inc.	241	374
New Residential Investment Corp.	228	1,142
Starwood Property Trust Inc.	149	1,527
Two Harbors Investment Corp.	135	515

		11,609

Multi-Utilities — 3.6%
Ameren Corp.	145	10,560
CenterPoint Energy Inc.	297	4,589
CMS Energy Corp.	168	9,870
Consolidated Edison Inc.	198	15,444
Dominion Energy Inc.	489	35,301
DTE Energy Co.	110	10,447
MDU Resources Group Inc.	117	2,516
NiSource Inc.	219	5,468
Public Service Enterprise Group Inc.	299	13,428
WEC Energy Group Inc.	187	16,480

		124,103

Multiline Retail — 1.9%
Dollar General Corp.	151	22,802

Security	Shares	Value

Multiline Retail (continued)
Dollar Tree Inc.(a)	140	$10,286
Kohl’s Corp.	98	1,430
Macy’s Inc.	168	825
Nordstrom Inc.	59	905
Ollie’s Bargain Outlet Holdings Inc.(a)	29	1,344
Target Corp.	290	26,961

		64,553

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	123	258
Antero Resources Corp.(a)	83	59
Cabot Oil & Gas Corp.	245	4,212
Centennial Resource Development Inc./DE, Class A(a)	139	37
Chesapeake Energy Corp.(a)	747	129
Cimarex Energy Co.	54	909
Concho Resources Inc.	118	5,056
Continental Resources Inc./OK	45	344
Devon Energy Corp.	239	1,651
Diamondback Energy Inc.	98	2,568
EOG Resources Inc.	347	12,464
EQT Corp.	160	1,131
Equitrans Midstream Corp.	124	624
HollyFrontier Corp.	92	2,255
Kinder Morgan Inc./DE	1,160	16,147
Marathon Petroleum Corp.	386	9,117
ONEOK Inc.	243	5,300
Parsley Energy Inc., Class A	176	1,008
PBF Energy Inc., Class A	72	510
Pioneer Natural Resources Co.	99	6,945
Range Resources Corp.	77	176
Targa Resources Corp.	134	926
Williams Companies Inc. (The)	719	10,174
WPX Energy Inc.(a)	226	689

		82,689

Pharmaceuticals — 0.2%
Horizon Therapeutics PLC(a)	108	3,199
Jazz Pharmaceuticals PLC(a)	33	3,291
Nektar Therapeutics(a)	100	1,785

		8,275

Professional Services — 0.4%
CoreLogic Inc.	45	1,374
CoStar Group Inc.(a)	22	12,919

		14,293

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)(a)	22	1,111

Road & Rail — 3.7%
AMERCO	5	1,453
CSX Corp.	437	25,040
JB Hunt Transport Services Inc.	52	4,796
Knight-Swift Transportation Holdings Inc.	75	2,460
Landstar System Inc.	24	2,301
Lyft Inc., Class A(a)	112	3,007
Norfolk Southern Corp.	153	22,338
Old Dominion Freight Line Inc.	57	7,482
Schneider National Inc., Class B	37	716
Union Pacific Corp.	412	58,108

		127,701

Software — 2.0%
2U Inc.(a)	36	764

18

Schedule of Investments (continued) March 31, 2020	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Avalara Inc.(a)	27	$2,014
Intuit Inc.	148	34,040
Paycom Software Inc.(a)	29	5,858
Paylocity Holding Corp.(a)	20	1,766
RealPage Inc.(a)	47	2,488
RingCentral Inc., Class A(a)	44	9,324
Trade Desk Inc. (The), Class A(a)	23	4,439
Tyler Technologies Inc.(a)	23	6,821

		67,514

Specialty Retail — 7.3%
Advance Auto Parts Inc.	39	3,640
AutoNation Inc.(a)	30	842
AutoZone Inc.(a)	14	11,844
Best Buy Co. Inc.	131	7,467
Burlington Stores Inc.(a)	39	6,180
CarMax Inc.(a)	99	5,329
Carvana Co.(a)	27	1,487
Dick’s Sporting Goods Inc.	36	765
Five Below Inc.(a)	33	2,323
Floor & Decor Holdings Inc., Class A(a)	41	1,316
Home Depot Inc. (The)	648	120,988
L Brands Inc.	138	1,595
Lowe’s Companies Inc.	458	39,411
O’Reilly Automotive Inc.(a)	44	13,246
Ross Stores Inc.	210	18,264
Tractor Supply Co.	71	6,003
Ulta Beauty Inc.(a)	33	5,798
Urban Outfitters Inc.(a)	34	484
Williams-Sonoma Inc.	48	2,041

		249,023

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	27	1,775

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	176	1,118
New York Community Bancorp. Inc.	243	2,282
TFS Financial Corp.	27	412

		3,812

Tobacco — 1.3%
Altria Group Inc.	1,109	42,885

Trading Companies & Distributors — 0.7%
Fastenal Co.	339	10,594
HD Supply Holdings Inc.(a)	96	2,729
MSC Industrial Direct Co. Inc., Class A	27	1,484
United Rentals Inc.(a)	44	4,528
Watsco Inc.	19	3,002

		22,337

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	40	1,010

Water Utilities — 0.5%
American Water Works Co. Inc.	107	12,793
Essential Utilities Inc.	128	5,209

		18,002

Wireless Telecommunication Services — 0.6%
Sprint Corp.(a)	336	2,896
Telephone & Data Systems Inc.	59	989
T-Mobile U.S. Inc.(a)	186	15,567

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	12	$351

		19,803

Total Common Stocks — 99.8% (Cost: $4,372,337)		3,406,745

Total Investments in Securities — 99.8% (Cost: $4,372,337)		3,406,745

Other Assets, Less Liabilities — 0.2%		5,283

Net Assets — 100.0%		$3,412,028

(a)	Non-income producing security.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

19

Schedule of Investments March 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
BWX Technologies Inc.	1,131	$55,091
Curtiss-Wright Corp.	506	46,760
Hexcel Corp.	998	37,116
Huntington Ingalls Industries Inc	477	86,914
Spirit AeroSystems Holdings Inc., Class A	1,227	29,362
Teledyne Technologies Inc.(a)	427	126,934

		382,177

Air Freight & Logistics — 0.1%
XPO Logistics Inc.(a)	1,094	53,332

Airlines — 0.2%
Alaska Air Group Inc.	1,447	41,196
Copa Holdings SA, Class A, NVS	378	17,120
JetBlue Airways Corp.(a)(b)	3,456	30,931

		89,247

Auto Components — 0.3%
BorgWarner Inc.	2,472	60,243
Gentex Corp.	3,022	66,967
Goodyear Tire & Rubber Co. (The)	2,784	16,203

		143,413

Automobiles — 0.1%
Harley-Davidson Inc.	1,834	34,718
Thor Industries Inc.	634	26,742

		61,460

Banks — 2.2%
Associated Banc-Corp.	1,851	23,674
Bank of Hawaii Corp.	473	26,129
Bank OZK	1,454	24,282
BankUnited Inc.	1,125	21,037
BOK Financial Corp.	382	16,258
CIT Group Inc.	1,133	19,556
Commerce Bancshares Inc.	1,207	60,772
Cullen/Frost Bankers Inc.	676	37,714
East West Bancorp. Inc.	1,734	44,633
First Citizens BancShares Inc./NC, Class A	82	27,295
First Hawaiian Inc.	1,574	26,018
First Horizon National Corp.	3,672	29,596
FNB Corp.	3,875	28,559
PacWest BanCorp.	1,406	25,196
People’s United Financial Inc.	5,256	58,079
Pinnacle Financial Partners Inc.(b)	898	33,711
Popular Inc.	1,128	39,480
Prosperity Bancshares Inc.	1,090	52,592
Signature Bank/New York NY	630	50,646
Sterling Bancorp./DE	2,346	24,516
Synovus Financial Corp.	1,679	29,483
TCF Financial Corp.	1,816	41,151
Texas Capital Bancshares Inc.(a)	603	13,369
Umpqua Holdings Corp.	2,625	28,612
Webster Financial Corp.	1,092	25,007
Western Alliance BanCorp.	1,142	34,957
Wintrust Financial Corp.	676	22,213
Zions Bancorp. N.A	1,950	52,182

		916,717

Biotechnology — 2.2%
Agios Pharmaceuticals Inc.(a)	723	25,652
Alkermes PLC(a)	1,879	27,095

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	1,281	$139,437
Bluebird Bio Inc.(a)	665	30,563
Exact Sciences Corp.(a)	1,669	96,802
Exelixis Inc.(a)	3,559	61,286
Ionis Pharmaceuticals Inc.(a)	1,527	72,197
Moderna Inc.(a)(b)	2,673	80,056
Neurocrine Biosciences Inc.(a)	1,095	94,772
Sage Therapeutics Inc.(a)	617	17,720
Sarepta Therapeutics Inc.(a)	846	82,756
Seattle Genetics Inc.(a)	1,392	160,609
United Therapeutics Corp.(a)	517	49,025

		937,970

Building Products — 1.0%
Allegion PLC	1,109	102,050
AO Smith Corp.	1,619	61,214
Armstrong World Industries Inc.	590	46,858
Fortune Brands Home & Security Inc.(b)	1,666	72,055
Lennox International Inc.	421	76,534
Owens Corning	1,278	49,599
Resideo Technologies Inc.(a)(b)	1,475	7,139

		415,449

Capital Markets — 1.5%
Affiliated Managers Group Inc.	591	34,952
BGC Partners Inc., Class A	3,526	8,885
Eaton Vance Corp., NVS	1,275	41,119
Evercore Inc., Class A	467	21,510
FactSet Research Systems Inc.	447	116,524
Janus Henderson Group PLC	1,884	28,863
Lazard Ltd., Class A	1,223	28,814
Legg Mason Inc.	1,027	50,169
LPL Financial Holdings Inc.	958	52,144
MarketAxess Holdings Inc.	442	146,996
Morningstar Inc.	234	27,202
SEI Investments Co.	1,524	70,622
Virtu Financial Inc., Class A	615	12,804

		640,604

Chemicals — 1.4%
Albemarle Corp.	1,254	70,688
Ashland Global Holdings Inc.	659	32,996
Axalta Coating Systems Ltd.(a)	2,479	42,812
Cabot Corp.	680	17,762
CF Industries Holdings Inc.	2,609	70,965
Chemours Co. (The)	1,957	17,359
Element Solutions Inc.(a)(b)	2,644	22,104
Huntsman Corp.	2,591	37,388
NewMarket Corp.	80	30,630
Olin Corp.	1,884	21,986
RPM International Inc.	1,523	90,618
Scotts Miracle-Gro Co. (The)	474	48,538
Valvoline Inc.	2,273	29,753
Westlake Chemical Corp.(b)	425	16,222
WR Grace & Co.	692	24,635

		574,456

Commercial Services & Supplies — 0.5%
ADT Inc.(b)	1,326	5,728
Clean Harbors Inc.(a)	620	31,831
IAA Inc.(a)(b)	1,593	47,726
KAR Auction Services Inc.	1,541	18,492
Rollins Inc.	1,697	61,330

20

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Inc.(a)	1,070	$51,981

		217,088

Communications Equipment — 0.4%
Ciena Corp.(a)	1,824	72,613
CommScope Holding Co. Inc.(a)	2,291	20,871
EchoStar Corp., Class A(a)	592	18,926
Ubiquiti Inc.	102	14,441
ViaSat Inc.(a)(b)	692	24,857

		151,708

Construction & Engineering — 0.6%
AECOM(a)(b)	1,799	53,700
Jacobs Engineering Group Inc.(b)	1,530	121,283
Quanta Services Inc.(b)	1,697	53,846
Valmont Industries Inc.	252	26,707

		255,536

Construction Materials — 0.1%
Eagle Materials Inc.	501	29,268

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)(b)	122	31,194
LendingTree Inc.(a)(b)	94	17,239
Navient Corp.	2,331	17,669
OneMain Holdings Inc.	778	14,875
Santander Consumer USA Holdings Inc.	1,250	17,387
SLM Corp.	5,029	36,159

		134,523

Containers & Packaging — 1.4%
AptarGroup Inc.	768	76,447
Ardagh Group SA	224	2,657
Avery Dennison Corp.	995	101,361
Berry Global Group Inc.(a)	1,579	53,228
Crown Holdings Inc.(a)	1,552	90,078
Graphic Packaging Holding Co.	3,470	42,334
O-I Glass Inc.	1,857	13,203
Packaging Corp. of America	1,118	97,076
Sealed Air Corp.	1,853	45,787
Silgan Holdings Inc.	930	26,988
Sonoco Products Co.	1,182	54,786

		603,945

Distributors — 0.2%
Pool Corp.	458	90,121

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(a)	684	69,768
frontdoor Inc.(a)	1,009	35,093
Graham Holdings Co., Class B	50	17,058
Grand Canyon Education Inc.(a)(b)	568	43,330
H&R Block Inc.(b)	2,344	33,004
Service Corp. International	2,117	82,796
ServiceMaster Global Holdings Inc.(a)	1,626	43,902

		324,951

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	3,016	41,229
Voya Financial Inc.(b)	1,615	65,488

		106,717

Diversified Telecommunication Services — 0.2%
GCI Liberty Inc., Class A(a)	1,172	66,769

Security	Shares	Value

Electric Utilities — 1.2%
Alliant Energy Corp.	2,869	$138,544
Hawaiian Electric Industries Inc.	1,297	55,836
IDACORP Inc.	602	52,849
NRG Energy Inc.	3,023	82,407
OGE Energy Corp.	2,394	73,568
Pinnacle West Capital Corp.	1,344	101,862

		505,066

Electrical Equipment — 0.6%
Acuity Brands Inc.	474	40,603
GrafTech International Ltd.	683	5,546
Hubbell Inc.	650	74,581
nVent Electric PLC	1,818	30,670
Regal Beloit Corp.	491	30,908
Sensata Technologies Holding PLC(a)(b)	1,866	53,983

		236,291

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)	970	50,314
Avnet Inc.	1,179	29,593
Cognex Corp.	1,965	82,962
Coherent Inc.(a)	290	30,859
Dolby Laboratories Inc., Class A	749	40,603
FLIR Systems Inc.(b)	1,606	51,215
Jabil Inc.	1,793	44,072
Littelfuse Inc.	282	37,625
National Instruments Corp.	1,551	51,307
SYNNEX Corp.	496	36,258
Trimble Inc.(a)	3,000	95,490
Zebra Technologies Corp., Class A(a)	640	117,504

		667,802

Energy Equipment & Services — 0.1%
Apergy Corp.(a)	965	5,549
Helmerich & Payne Inc.	1,277	19,985
Patterson-UTI Energy Inc.	2,266	5,325
Transocean Ltd.(a)(b)	6,856	7,953

		38,812

Entertainment — 0.8%
Cinemark Holdings Inc.	1,275	12,992
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	300	7,746
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	2,355	64,127
Lions Gate Entertainment Corp., Class A(a)	609	3,703
Lions Gate Entertainment Corp., Class B, NVS(a)	1,367	7,628
Madison Square Garden Co. (The), Class A(a)	224	47,356
Roku Inc.(a)(b)	1,019	89,142
World Wrestling Entertainment Inc., Class A	509	17,270
Zynga Inc., Class A(a)	10,228	70,062

		320,026

Equity Real Estate Investment Trusts (REITs) — 6.3%
American Campus Communities Inc.	1,627	45,149
American Homes 4 Rent, Class A	3,079	71,433
Americold Realty Trust	2,295	78,122
Apartment Investment & Management Co., Class A	1,770	62,216
Apple Hospitality REIT Inc.	2,547	23,356
Brandywine Realty Trust	2,071	21,787
Brixmor Property Group Inc.	3,542	33,649
Camden Property Trust	1,119	88,670
Colony Capital Inc.	5,776	10,108
Columbia Property Trust Inc.	1,394	17,425
CoreSite Realty Corp.	449	52,039
Corporate Office Properties Trust	1,348	29,831

21

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties Inc.	1,747	$51,135
CubeSmart	2,304	61,724
CyrusOne Inc.	1,333	82,313
Douglas Emmett Inc.	1,991	60,745
Duke Realty Corp.	4,384	141,954
Empire State Realty Trust Inc., Class A	1,796	16,092
EPR Properties	932	22,573
Equity Commonwealth	1,443	45,758
Equity LifeStyle Properties Inc.	2,069	118,926
Gaming and Leisure Properties Inc.	2,416	66,947
Healthcare Trust of America Inc., Class A	2,575	62,521
Highwoods Properties Inc.	1,219	43,177
Hudson Pacific Properties Inc.	1,806	45,800
Iron Mountain Inc.	3,415	81,277
JBG SMITH Properties	1,468	46,726
Kilroy Realty Corp.	1,245	79,307
Kimco Realty Corp.	4,948	47,847
Lamar Advertising Co., Class A	1,023	52,459
Life Storage Inc.	553	52,286
Macerich Co. (The)	1,700	9,571
Medical Properties Trust Inc.	6,121	105,832
National Retail Properties Inc.	2,040	65,668
Omega Healthcare Investors Inc.	2,704	71,764
Outfront Media Inc.	1,721	23,199
Paramount Group Inc.	2,344	20,627
Park Hotels & Resorts Inc.	2,841	22,472
Rayonier Inc.	1,545	36,385
Regency Centers Corp.	1,982	76,168
Retail Properties of America Inc., Class A	2,549	13,178
Service Properties Trust	1,950	10,530
SITE Centers Corp.	1,799	9,373
SL Green Realty Corp.	946	40,773
Spirit Realty Capital Inc.	1,191	31,145
STORE Capital Corp.	2,554	46,278
Sun Communities Inc.	1,079	134,713
Taubman Centers Inc.	702	29,400
VEREIT Inc.	12,748	62,338
VICI Properties Inc.	5,507	91,637
Weingarten Realty Investors	1,456	21,010

		2,635,413

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	440	58,296
Grocery Outlet Holding Corp.(a)(b)	633	21,737
Sprouts Farmers Market Inc.(a)	1,398	25,989
U.S. Foods Holding Corp.(a)	2,599	46,028

		152,050

Food Products — 1.1%
Beyond Meat Inc.(a)(b)	570	37,962
Bunge Ltd.	1,644	67,453
Flowers Foods Inc.	2,323	47,668
Hain Celestial Group Inc. (The)(a)	997	25,892
Ingredion Inc.	800	60,400
Lamb Weston Holdings Inc.	1,745	99,639
Pilgrim’s Pride Corp.(a)	632	11,452
Post Holdings Inc.(a)(b)	781	64,800
Seaboard Corp.	2	5,626
TreeHouse Foods Inc.(a)	665	29,360

		450,252

Security	Shares	Value

Gas Utilities — 0.6%
Atmos Energy Corp.	1,444	$143,288
National Fuel Gas Co.	981	36,582
UGI Corp.	2,497	66,595

		246,465

Health Care Equipment & Supplies — 2.5%
Cantel Medical Corp.	456	16,370
DexCom Inc.(a)	1,080	290,812
Envista Holdings Corp.(a)	1,698	25,368
Hill-Rom Holdings Inc.	798	80,279
ICU Medical Inc.(a)	228	46,004
Insulet Corp.(a)(b)	706	116,970
Integra LifeSciences Holdings Corp.(a)	848	37,880
Masimo Corp.(a)	565	100,073
Penumbra Inc.(a)	376	60,660
Steris PLC	1,000	139,970
West Pharmaceutical Services Inc.	873	132,914

		1,047,300

Health Care Providers & Services — 0.8%
Acadia Healthcare Co. Inc.(a)(b)	1,046	19,194
Chemed Corp.	183	79,276
Covetrus Inc.(a)(b)	1,168	9,507
Encompass Health Corp.	1,173	75,107
Guardant Health Inc.(a)	445	30,972
MEDNAX Inc.(a)	979	11,396
Molina Healthcare Inc.(a)	723	101,010
Premier Inc., Class A(a)	740	24,213

		350,675

Health Care Technology — 0.1%
Change Healthcare Inc.(a)(b)	2,672	26,693

Hotels, Restaurants & Leisure — 1.5%
Aramark	3,002	59,950
Caesars Entertainment Corp.(a)	6,871	46,448
Choice Hotels International Inc.	401	24,561
Domino’s Pizza Inc.	491	159,118
Dunkin’ Brands Group Inc.	982	52,144
Extended Stay America Inc.	2,193	16,031
Hilton Grand Vacations Inc.(a)	1,023	16,133
Hyatt Hotels Corp., Class A(b)	432	20,693
International Game Technology PLC	1,169	6,956
Planet Fitness Inc., Class A(a)(b)	983	47,872
Six Flags Entertainment Corp.	952	11,938
Vail Resorts Inc.	478	70,605
Wendy’s Co. (The)	2,228	33,153
Wyndham Destinations Inc.	1,074	23,306
Wyndham Hotels & Resorts Inc.	1,104	34,787

		623,695

Household Durables — 0.8%
Leggett & Platt Inc.	1,572	41,941
Newell Brands Inc.	4,548	60,397
NVR Inc.(a)	41	105,334
PulteGroup Inc.	3,020	67,406
Tempur Sealy International Inc.(a)	549	23,997
Toll Brothers Inc.	1,450	27,913

		326,988

Household Products — 0.1%
Energizer Holdings Inc.	752	22,748
Spectrum Brands Holdings Inc.	542	19,712

		42,460

22

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.	5,077	$81,029

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	655	82,058

Insurance — 2.9%
Alleghany Corp.	169	93,347
American Financial Group Inc./OH	878	61,530
American National Insurance Co.	90	7,414
Assurant Inc.	725	75,465
Assured Guaranty Ltd.	1,119	28,859
Axis Capital Holdings Ltd.	982	37,954
Brighthouse Financial Inc.(a)	1,272	30,744
Brown & Brown Inc.	2,809	101,742
Erie Indemnity Co., Class A, NVS	295	43,731
Everest Re Group Ltd.	479	92,169
First American Financial Corp.	1,197	50,765
Globe Life Inc.	1,273	91,618
Hanover Insurance Group Inc. (The)	459	41,576
Kemper Corp.	754	56,075
Mercury General Corp.	331	13,479
Old Republic International Corp.	3,365	51,316
Primerica Inc.	495	43,798
Reinsurance Group of America Inc.	747	62,853
RenaissanceRe Holdings Ltd.	521	77,796
Unum Group	2,430	36,474
White Mountains Insurance Group Ltd.(b)	34	30,940
WR Berkley Corp.	1,716	89,524

		1,219,169

Interactive Media & Services — 0.2%
TripAdvisor Inc.	1,243	21,616
Zillow Group Inc., Class A(a)	671	22,794
Zillow Group Inc., Class C, NVS(a)(b)	1,503	54,138

		98,548

Internet & Direct Marketing Retail — 0.3%
Etsy Inc.(a)	1,409	54,162
Grubhub Inc.(a)(b)	1,084	44,151
Qurate Retail Inc., Series A(a)	4,591	28,028

		126,341

IT Services — 2.9%
Alliance Data Systems Corp.	481	16,186
Amdocs Ltd.	1,595	87,677
Black Knight Inc.(a)(b)	1,716	99,631
Booz Allen Hamilton Holding Corp.	1,626	111,609
CACI International Inc., Class A(a)(b)	294	62,078
EPAM Systems Inc.(a)	621	115,295
Euronet Worldwide Inc.(a)	597	51,175
Genpact Ltd.	2,229	65,087
Jack Henry & Associates Inc.	918	142,510
Leidos Holdings Inc.	1,596	146,273
MongoDB Inc.(a)	504	68,816
Okta Inc.(a)(b)	1,250	152,825
Sabre Corp.	3,302	19,581
Switch Inc., Class A	701	10,115
WEX Inc.(a)	515	53,843

		1,202,701

Leisure Products — 0.2%
Brunswick Corp./DE	969	34,274
Mattel Inc.(a)	4,119	36,288

Security	Shares	Value

Leisure Products (continued)
Polaris Inc.	690	$33,223

		103,785

Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp.(a)	799	22,196
Avantor Inc.(a)	3,778	47,187
Bio-Rad Laboratories Inc., Class A(a)	253	88,692
Bio-Techne Corp.	452	85,708
Bruker Corp.	1,225	43,928
Charles River Laboratories International Inc.(a)	575	72,571
PerkinElmer Inc.(b)	1,317	99,144
PRA Health Sciences Inc.(a)	749	62,197
QIAGEN NV(a)	2,642	109,907

		631,530

Machinery — 2.9%
AGCO Corp.	747	35,296
Allison Transmission Holdings Inc.	1,315	42,882
Colfax Corp.(a)	1,118	22,136
Crane Co.	603	29,655
Donaldson Co. Inc.	1,516	58,563
Flowserve Corp.	1,566	37,412
Gates Industrial Corp. PLC(a)(b)	567	4,184
Graco Inc.	1,968	95,901
IDEX Corp.	901	124,437
Ingersoll Rand Inc.(a)(b)	4,105	101,804
ITT Inc.	1,052	47,719
Lincoln Electric Holdings Inc.	703	48,507
Middleby Corp. (The)(a)	668	37,996
Nordson Corp.	682	92,118
Oshkosh Corp.	817	52,558
Pentair PLC	2,004	59,639
Snap-on Inc.	651	70,842
Timken Co. (The)	803	25,969
Toro Co. (The)	1,277	83,120
Trinity Industries Inc.	1,205	19,364
WABCO Holdings Inc.(a)	607	81,975
Woodward Inc.	654	38,874

		1,210,951

Marine — 0.1%
Kirby Corp.(a)	706	30,690

Media — 0.8%
AMC Networks Inc., Class A(a)	506	12,301
Cable One Inc.	58	95,353
Interpublic Group of Companies Inc. (The)	4,620	74,798
John Wiley & Sons Inc., Class A	523	19,607
New York Times Co. (The), Class A	1,748	53,681
News Corp., Class A, NVS	4,584	41,141
News Corp., Class B	1,456	13,089
Nexstar Media Group Inc., Class A	542	31,290
Sinclair Broadcast Group Inc., Class A	741	11,915

		353,175

Metals & Mining — 0.5%
Alcoa Corp.(a)	2,234	13,762
Reliance Steel & Aluminum Co.	776	67,970
Royal Gold Inc.	778	68,238
Steel Dynamics Inc.	2,472	55,719
U.S. Steel Corp.(b)	2,030	12,809

		218,498

23

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	6,448	$68,220
Chimera Investment Corp.	2,230	20,293
MFA Financial Inc.	5,378	8,336
New Residential Investment Corp.	4,998	25,040
Starwood Property Trust Inc.	3,279	33,610
Two Harbors Investment Corp.	3,283	12,508

		168,007

Multi-Utilities — 0.1%
MDU Resources Group Inc.	2,390	51,385

Multiline Retail — 0.2%
Kohl’s Corp.	1,872	27,313
Macy’s Inc.	3,702	18,177
Nordstrom Inc.	1,301	19,957
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	630	29,194

		94,641

Oil, Gas & Consumable Fuels — 0.4%
Centennial Resource Development Inc./DE, Class A(a)	2,334	614
Chesapeake Energy Corp.(a)(b)	16,267	2,809
Cimarex Energy Co.	1,198	20,162
EQT Corp.	3,046	21,535
HollyFrontier Corp.	1,790	43,873
Kosmos Energy Ltd.	4,341	3,888
Murphy Oil Corp.	1,724	10,568
Parsley Energy Inc., Class A	3,577	20,496
PBF Energy Inc., Class A	1,454	10,294
Range Resources Corp.(b)	2,484	5,664
Targa Resources Corp.	2,765	19,106
WPX Energy Inc.(a)	4,967	15,150

		174,159

Paper & Forest Products — 0.0%
Domtar Corp.	682	14,758

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	1,192	34,759

Pharmaceuticals — 0.8%
Catalent Inc.(a)	1,828	94,964
Horizon Therapeutics PLC(a)	2,218	65,697
Jazz Pharmaceuticals PLC(a)	659	65,729
Nektar Therapeutics(a)(b)	2,015	35,968
Perrigo Co. PLC	1,503	72,279

		334,637

Professional Services — 0.3%
CoreLogic Inc.	951	29,044
ManpowerGroup Inc.	704	37,305
Robert Half International Inc.	1,351	51,000

		117,349

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)(b)	477	24,098
Jones Lang LaSalle Inc.	622	62,810

		86,908

Road & Rail — 0.4%
AMERCO	104	30,217
Knight-Swift Transportation Holdings Inc.(b)	1,476	48,413
Landstar System Inc.	472	45,246
Ryder System Inc.	623	16,472
Schneider National Inc., Class B	656	12,687

		153,035

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.5%
Cree Inc.(a)(b)	1,293	$45,850
Cypress Semiconductor Corp.	4,398	102,561
Entegris Inc.(b)	1,604	71,811
First Solar Inc.(a)	991	35,735
MKS Instruments Inc.	645	52,535
Monolithic Power Systems Inc.	504	84,400
ON Semiconductor Corp.(a)	4,867	60,546
Teradyne Inc.	1,994	108,015
Universal Display Corp.	507	66,813

		628,266

Software — 5.2%
2U Inc.(a)	668	14,175
Alteryx Inc., Class A(a)(b)	545	51,868
Anaplan Inc.(a)	1,040	31,470
Aspen Technology Inc.(a)	818	77,767
Avalara Inc.(a)	565	42,149
CDK Global Inc.	1,451	47,665
CERENCE Inc.(a)(b)	440	6,776
Ceridian HCM Holding Inc.(a)	1,108	55,478
Coupa Software Inc.(a)	757	105,776
DocuSign Inc.(a)	1,890	174,636
Dynatrace Inc.(a)	1,555	37,071
Elastic NV(a)(b)	648	36,165
Fair Isaac Corp.(a)	340	104,615
FireEye Inc.(a)(b)	2,391	25,297
Guidewire Software Inc.(a)(b)	992	78,676
HubSpot Inc.(a)	492	65,529
LogMeIn Inc.	576	47,969
Manhattan Associates Inc.(a)	766	38,162
Medallia Inc.(a)	809	16,212
New Relic Inc.(a)(b)	603	27,883
Nuance Communications Inc.(a)	3,405	57,136
Nutanix Inc., Class A(a)	2,081	32,880
Pagerduty Inc.(a)(b)	515	8,899
Paycom Software Inc.(a)	591	119,388
Paylocity Holding Corp.(a)	416	36,741
Pegasystems Inc.	455	32,410
Pluralsight Inc., Class A(a)	744	8,169
Proofpoint Inc.(a)(b)	668	68,530
PTC Inc.(a)	1,242	76,023
RealPage Inc.(a)(b)	951	50,336
RingCentral Inc., Class A(a)	890	188,600
Smartsheet Inc., Class A(a)	1,046	43,419
SolarWinds Corp.(a)	548	8,587
Teradata Corp.(a)	1,348	27,621
Trade Desk Inc. (The), Class A(a)	470	90,710
Tyler Technologies Inc.(a)	456	135,231
Zendesk Inc.(a)	1,333	85,325
Zscaler Inc.(a)(b)	830	50,514

		2,205,858

Specialty Retail — 0.9%
AutoNation Inc.(a)(b)	646	18,127
Burlington Stores Inc.(a)	779	123,440
Carvana Co.(a)(b)	543	29,914
Dick’s Sporting Goods Inc.	741	15,754
Five Below Inc.(a)	655	46,099
Floor & Decor Holdings Inc., Class A(a)(b)	822	26,378
Foot Locker Inc.	1,245	27,452
L Brands Inc.	2,730	31,559

24

Schedule of Investments (continued) March 31, 2020	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Penske Automotive Group Inc.	409	$11,452
Urban Outfitters Inc.(a)	823	11,720
Williams-Sonoma Inc.	924	39,288

		381,183

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	1,528	27,045
Pure Storage Inc., Class A(a)	2,779	34,182
Xerox Holdings Corp.(a)	2,115	40,058

		101,285

Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	1,699	18,332
Carter’s Inc.	522	34,311
Columbia Sportswear Co.	354	24,699
Hanesbrands Inc.	4,306	33,888
Ralph Lauren Corp.	578	38,628
Skechers U.S.A. Inc., Class A(a)	1,567	37,200

		187,058

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	4,166	26,454
New York Community Bancorp. Inc.	5,429	50,979
TFS Financial Corp.	575	8,780

		86,213

Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,268	28,074
HD Supply Holdings Inc.(a)	1,942	55,211
MSC Industrial Direct Co. Inc., Class A	525	28,859
Univar Solutions Inc.(a)(b)	2,032	21,783
Watsco Inc.	391	61,790
WESCO International Inc.(a)	499	11,402

		207,119

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	879	22,195

Water Utilities — 0.2%
Essential Utilities Inc.	2,575	104,802

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	1,206	20,212
U.S. Cellular Corp.(a)	193	5,653

		25,865

Total Common Stocks — 58.1% (Cost: $30,482,707)		24,403,396

Investment Companies

Exchange Traded Funds — 41.6%
iShares Russell 2000 ETF(c)	152,905	17,501,506

Total Investment Companies — 41.6% (Cost: $22,432,186)		17,501,506

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,878,575	1,878,199

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	34,000	$34,000

		1,912,199

Total Short-Term Investments — 4.6% (Cost: $1,913,010)		1,912,199

Total Investments in Securities — 104.3% (Cost: $54,827,903)		43,817,101

Other Assets, Less Liabilities — (4.3)%		(1,796,343)

Net Assets — 100.0%		$42,020,758

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

25

Schedule of Investments March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.	11,282	$200,368
Aerojet Rocketdyne Holdings Inc.(a)(b)	24,067	1,006,723
Aerovironment Inc.(a)	7,004	426,964
Astronics Corp.(a)	8,508	78,104
Axon Enterprise Inc.(a)	18,620	1,317,737
Boeing Co. (The)	174,450	26,017,473
BWX Technologies Inc.(b)	30,616	1,491,305
Cubic Corp.(b)	10,129	418,429
Curtiss-Wright Corp.	14,164	1,308,895
Ducommun Inc.(a)	3,182	79,073
General Dynamics Corp.	83,982	11,111,659
HEICO Corp.(b)	14,363	1,071,624
HEICO Corp., Class A	24,879	1,589,768
Hexcel Corp.	28,143	1,046,638
Howmet Aerospace Inc.	126,201	2,026,788
Huntington Ingalls Industries Inc.	13,211	2,407,176
Kratos Defense & Security Solutions Inc.(a)(b)	30,688	424,722
L3Harris Technologies Inc.	72,734	13,100,848
Lockheed Martin Corp.	81,493	27,622,052
Maxar Technologies Inc.(a)	18,550	198,114
Mercury Systems Inc.(a)	18,359	1,309,731
Moog Inc., Class A	11,063	559,013
National Presto Industries Inc.	1,359	96,231
Northrop Grumman Corp.(b)	51,482	15,575,879
Park Aerospace Corp.	6,302	79,405
Parsons Corp.(a)(b)	6,030	192,719
Raytheon Co.	92,421	12,121,014
Raytheon Technologies Corp., NVS	267,313	25,215,635
Spirit AeroSystems Holdings Inc., Class A	34,099	815,989
Teledyne Technologies Inc.(a)	11,711	3,481,329
Textron Inc.(b)	75,713	2,019,266
TransDigm Group Inc.	16,990	5,440,028
Triumph Group Inc.	17,300	116,948
Vectrus Inc.(a)	3,112	128,868

		160,096,515

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)(b)	19,076	348,709
Atlas Air Worldwide Holdings Inc.(a)(b)	7,867	201,946
CH Robinson Worldwide Inc.	44,874	2,970,659
Echo Global Logistics Inc.(a)	7,939	135,598
Expeditors International of Washington Inc.	56,381	3,761,740
FedEx Corp.	79,242	9,608,885
Forward Air Corp.	8,853	448,405
Hub Group Inc., Class A(a)	11,083	503,944
Radiant Logistics Inc.(a)	10,147	39,269
United Parcel Service Inc., Class B	230,136	21,499,305
XPO Logistics Inc.(a)(b)	29,777	1,451,629

		40,970,089

Airlines — 0.2%
Alaska Air Group Inc.	39,379	1,121,120
Allegiant Travel Co.	4,431	362,456
American Airlines Group Inc.	129,621	1,580,080
Copa Holdings SA, Class A, NVS	9,873	447,148
Delta Air Lines Inc.	188,989	5,391,856
Hawaiian Holdings Inc.	17,099	178,514
JetBlue Airways Corp.(a)	96,795	866,315
Mesa Air Group Inc.(a)	6,466	21,273
SkyWest Inc.	16,877	442,009

Security	Shares	Value

Airlines (continued)
Southwest Airlines Co.	153,076	$5,451,036
Spirit Airlines Inc.(a)	21,691	279,597
United Airlines Holdings Inc.(a)	77,101	2,432,537

		18,573,941

Auto Components — 0.2%
Adient PLC(a)	29,988	271,991
American Axle & Manufacturing Holdings Inc.(a)(b)	36,420	131,476
Aptiv PLC	84,665	4,168,905
BorgWarner Inc.	68,675	1,673,610
Cooper Tire & Rubber Co.	16,146	263,180
Cooper-Standard Holdings Inc.(a)	5,718	58,724
Dana Inc.	49,487	386,493
Dorman Products Inc.(a)	8,935	493,837
Fox Factory Holding Corp.(a)(b)	12,279	515,718
Gentex Corp.	84,152	1,864,808
Gentherm Inc.(a)	10,175	319,495
Goodyear Tire & Rubber Co. (The)	76,302	444,078
LCI Industries	8,477	566,518
Lear Corp.	20,160	1,638,000
Modine Manufacturing Co.(a)	14,215	46,199
Motorcar Parts of America Inc.(a)(b)	6,511	81,908
Standard Motor Products Inc.	6,229	258,940
Stoneridge Inc.(a)(b)	8,158	136,646
Tenneco Inc., Class A	16,641	59,908
Visteon Corp.(a)	9,207	441,752

		13,822,186

Automobiles — 0.5%
Ford Motor Co.	1,290,513	6,233,178
General Motors Co.	409,611	8,511,716
Harley-Davidson Inc.	50,795	961,549
Tesla Inc.(a)(b)	47,542	24,912,008
Thor Industries Inc.	17,570	741,103
Winnebago Industries Inc.	9,536	265,196

		41,624,750

Banks — 4.3%
1st Constitution Bancorp.	4,242	56,207
1st Source Corp.	4,803	155,761
ACNB Corp.	1,889	56,670
Allegiance Bancshares Inc.(b)	6,981	168,312
Amalgamated Bank, Class A	4,588	49,642
Amerant Bancorp Inc.(a)(b)	6,257	96,295
American National Bankshares Inc.	2,309	55,185
Ameris Bancorp.	18,824	447,258
Ames National Corp.	2,370	48,467
Arrow Financial Corp.	3,641	101,475
Associated Banc-Corp.	53,891	689,266
Atlantic Capital Bancshares Inc.(a)	10,153	120,516
Atlantic Union Bankshares Corp.	26,795	586,811
Banc of California Inc.(b)	14,882	119,056
BancFirst Corp.	5,689	189,842
Bancorp. Inc. (The)(a)	19,878	120,659
BancorpSouth Bank	33,697	637,547
Bank First Corp.(b)	1,872	104,832
Bank of America Corp.	2,634,832	55,937,483
Bank of Commerce Holdings	7,253	57,081
Bank of Hawaii Corp.	13,472	744,193
Bank of Marin Bancorp.	5,453	163,590
Bank of NT Butterfield & Son Ltd. (The)	16,899	287,790
Bank of Princeton (The)	2,732	63,519

26

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank OZK	38,876	$649,229
BankFinancial Corp.	6,269	55,230
BankUnited Inc.	31,006	579,812
Bankwell Financial Group Inc.	1,824	27,834
Banner Corp.	9,732	321,545
Bar Harbor Bankshares	5,177	89,459
Baycom Corp.(a)	3,848	46,368
BCB Bancorp. Inc.	5,174	55,103
Berkshire Hills Bancorp. Inc.	14,243	211,651
BOK Financial Corp.	10,870	462,627
Boston Private Financial Holdings Inc.	26,569	189,968
Bridge Bancorp. Inc.	5,316	112,487
Brookline Bancorp. Inc.	25,049	282,553
Bryn Mawr Bank Corp.	5,843	165,824
Business First Bancshares Inc.	3,497	47,210
Byline Bancorp Inc.	8,878	92,065
C&F Financial Corp.	1,010	40,299
Cadence Bancorp.	38,534	252,398
Cambridge Bancorp.	1,178	61,256
Camden National Corp.	4,482	140,959
Capital City Bank Group Inc.	3,330	67,000
Capstar Financial Holdings Inc.	7,083	70,051
Carolina Financial Corp.	8,355	216,144
Carter Bank & Trust	7,324	67,234
Cathay General Bancorp.	25,045	574,783
CBTX Inc.	5,943	105,607
CenterState Bank Corp.	37,659	648,865
Central Pacific Financial Corp.	8,258	131,302
Central Valley Community Bancorp.	2,649	34,543
Century Bancorp. Inc./MA, Class A, NVS	1,030	64,107
Chemung Financial Corp.	988	32,584
CIT Group Inc.	30,193	521,131
Citigroup Inc.	696,487	29,336,032
Citizens & Northern Corp.	3,498	69,960
Citizens Financial Group Inc.	142,507	2,680,557
City Holding Co.	4,222	280,890
Civista Bancshares Inc.	4,142	61,964
CNB Financial Corp./PA	3,712	70,045
Coastal Financial Corp./WA(a)	5,463	57,416
Codorus Valley Bancorp. Inc.	2,849	45,869
Columbia Banking System Inc.	22,585	605,278
Comerica Inc.	45,841	1,344,975
Commerce Bancshares Inc.(b)	33,775	1,700,571
Community Bank System Inc.(b)	15,918	935,978
Community Bankers Trust Corp.	9,763	47,351
Community Financial Corp. (The)	1,994	44,067
Community Trust Bancorp. Inc.	4,608	146,488
ConnectOne Bancorp. Inc.	12,527	168,363
CrossFirst Bankshares Inc.(a)(b)	15,518	130,351
Cullen/Frost Bankers Inc.	18,160	1,013,146
Customers Bancorp. Inc.(a)	8,520	93,124
CVB Financial Corp.	42,999	862,130
Dime Community Bancshares Inc.	9,229	126,530
Eagle Bancorp. Inc.	9,973	301,284
East West Bancorp. Inc.	47,565	1,224,323
Enterprise Bancorp. Inc./MA	2,879	77,704
Enterprise Financial Services Corp.	7,274	203,017
Equity Bancshares Inc., Class A(a)	4,492	77,487
Esquire Financial Holdings Inc.(a)	3,433	51,667
Evans Bancorp. Inc.	1,993	48,450

Security	Shares	Value

Banks (continued)
Farmers & Merchants Bancorp. Inc./Archbold OH	3,206	$83,067
Farmers National Banc Corp.	7,699	89,539
FB Financial Corp.	5,341	105,325
Fidelity D&D Bancorp. Inc.(b)	1,565	79,846
Fifth Third Bancorp.	232,572	3,453,694
Financial Institutions Inc.	4,131	74,936
First Bancorp. Inc./ME	2,476	54,472
First Bancorp./Puerto Rico	66,573	354,168
First Bancorp./Southern Pines NC	9,946	229,554
First Bancshares Inc. (The)	6,071	115,774
First Bank/Hamilton NJ(b)	6,872	47,692
First Busey Corp.	16,838	288,098
First Business Financial Services Inc.	2,334	36,177
First Capital Inc.	1,782	106,742
First Choice Bancorp.	3,187	47,837
First Citizens BancShares Inc./NC, Class A	2,350	782,245
First Commonwealth Financial Corp.	30,811	281,613
First Community Bankshares Inc.	5,359	124,865
First Financial Bancorp.	31,262	466,116
First Financial Bankshares Inc.	41,568	1,115,685
First Financial Corp./IN	3,368	113,569
First Financial Northwest Inc.	2,874	28,855
First Foundation Inc.	14,080	143,898
First Guaranty Bancshares Inc.	3,640	52,525
First Hawaiian Inc.	42,699	705,814
First Horizon National Corp.	103,720	835,983
First Internet Bancorp.	1,546	25,385
First Interstate BancSystem Inc., Class A	11,355	327,478
First Merchants Corp.	17,365	459,999
First Mid Bancshares Inc.	4,116	97,714
First Midwest Bancorp. Inc.	32,840	434,637
First Northwest Bancorp.	3,419	37,165
First of Long Island Corp. (The)	7,939	137,742
First Republic Bank/CA	56,265	4,629,484
Flushing Financial Corp.	9,091	121,456
FNB Corp.	103,978	766,318
Franklin Financial Network Inc.	4,041	82,396
Franklin Financial Services Corp.	2,882	79,111
Fulton Financial Corp.	55,116	633,283
FVCBankcorp Inc.(a)(b)	5,030	67,000
German American Bancorp. Inc.	7,826	214,824
Glacier Bancorp. Inc.	26,834	912,490
Great Southern Bancorp. Inc.	3,152	127,341
Great Western Bancorp. Inc.	17,170	351,642
Guaranty Bancshares Inc./TX	2,824	65,347
Hancock Whitney Corp.	28,564	557,569
Hanmi Financial Corp.	8,508	92,312
Harborone Bancorp Inc.(a)	8,111	61,076
HBT Financial Inc.	5,639	59,379
Heartland Financial USA Inc.	11,712	353,702
Heritage Commerce Corp.	19,952	153,032
Heritage Financial Corp./WA	11,256	225,120
Hilltop Holdings Inc.	24,455	369,760
Home BancShares Inc./AR	49,870	597,941
HomeTrust Bancshares Inc.	6,576	104,690
Hope Bancorp Inc.	39,885	327,855
Horizon Bancorp Inc./IN	12,815	126,356
Howard Bancorp. Inc.(a)	4,272	46,394
Huntington Bancshares Inc./OH	330,636	2,714,522
IBERIABANK Corp.	16,611	600,654

27

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Independent Bank Corp.	10,744	$691,591
Independent Bank Corp./MI	6,700	86,229
Independent Bank Group Inc.	10,833	256,525
International Bancshares Corp.	17,698	475,722
Investar Holding Corp.	3,525	45,014
Investors Bancorp. Inc.	74,045	591,620
JPMorgan Chase & Co.	1,027,902	92,542,017
KeyCorp	326,498	3,385,784
Lakeland Bancorp. Inc.	13,751	148,648
Lakeland Financial Corp.	7,296	268,128
LCNB Corp.	2,663	33,554
Level One Bancorp. Inc.	3,361	60,498
Live Oak Bancshares Inc.(b)	7,046	87,864
M&T Bank Corp.	42,875	4,434,561
Macatawa Bank Corp.	8,132	57,900
Mackinac Financial Corp.	6,481	67,726
MainStreet Bancshares Inc.(a)(b)	4,320	72,403
Malvern Bancorp. Inc.(a)(b)	3,364	41,209
Mercantile Bank Corp.	5,715	120,987
Metrocity Bankshares Inc.	6,078	71,356
Metropolitan Bank Holding Corp.(a)	1,896	51,059
Mid Penn Bancorp. Inc.	2,695	54,574
Midland States Bancorp. Inc.	7,575	132,487
MidWestOne Financial Group Inc.	4,400	92,136
MutualFirst Financial Inc.	1,749	49,322
MVB Financial Corp.	4,947	63,074
National Bank Holdings Corp., Class A	8,668	207,165
National Bankshares Inc.	2,070	66,033
NBT Bancorp. Inc.	12,320	399,045
Nicolet Bankshares Inc.(a)	3,513	191,740
Northeast Bank(a)	2,225	25,944
Northrim Bancorp. Inc.	2,099	56,673
Norwood Financial Corp.	2,890	77,163
Oak Valley Bancorp.	4,118	64,817
OFG Bancorp.	17,849	199,552
Ohio Valley Banc Corp.	2,319	69,524
Old National Bancorp./IN	55,607	733,456
Old Second Bancorp. Inc.	9,217	63,689
Opus Bank	5,847	101,329
Origin Bancorp Inc.	5,184	104,976
Orrstown Financial Services Inc.	2,280	31,396
Pacific Mercantile Bancorp.(a)	4,702	22,146
Pacific Premier Bancorp. Inc.	19,737	371,845
PacWest Bancorp.	38,957	698,109
Park National Corp.	4,324	335,715
Parke Bancorp. Inc.	4,529	61,096
PCB Bancorp.	4,710	46,064
Peapack Gladstone Financial Corp.	5,803	104,164
Penns Woods Bancorp. Inc.	1,639	39,828
Peoples Bancorp. Inc./OH	6,610	146,412
Peoples Bancorp. of North Carolina Inc.	2,937	59,797
Peoples Financial Services Corp.	2,244	89,177
People’s United Financial Inc.	143,978	1,590,957
People’s Utah Bancorp.	5,419	104,966
Pinnacle Financial Partners Inc.	24,455	918,041
PNC Financial Services Group Inc. (The)	142,502	13,640,291
Popular Inc.	31,514	1,102,990
Preferred Bank/Los Angeles CA	4,238	143,329
Premier Financial Bancorp. Inc.	3,630	45,012
Prosperity Bancshares Inc.	29,641	1,430,178

Security	Shares	Value

Banks (continued)
QCR Holdings Inc.	6,032	$163,286
RBB Bancorp.	3,267	44,823
Red River Bancshares Inc.(b)	1,953	72,691
Regions Financial Corp.	316,450	2,838,557
Reliant Bancorp Inc.	3,439	38,758
Renasant Corp.	18,427	402,446
Republic Bancorp. Inc./KY, Class A	3,008	99,354
Republic First Bancorp. Inc.(a)	19,190	42,026
Richmond Mutual Bancorp. Inc.(a)	7,017	71,573
S&T Bancorp. Inc.	13,432	366,962
Sandy Spring Bancorp. Inc.	12,086	273,627
SB One Bancorp.	3,049	51,833
Seacoast Banking Corp. of Florida(a)(b)	14,859	272,068
Select Bancorp. Inc.(a)(b)	7,129	54,394
ServisFirst Bancshares Inc.	16,291	477,652
Shore Bancshares Inc.	3,812	41,360
Sierra Bancorp.	3,434	60,370
Signature Bank/New York NY	17,680	1,421,295
Simmons First National Corp., Class A	31,117	572,553
SmartFinancial Inc.	3,336	50,741
South Plains Financial Inc.	4,956	76,768
South State Corp.	11,337	665,822
Southern First Bancshares Inc.(a)	1,827	51,832
Southern National Bancorp. of Virginia Inc.	8,216	80,845
Southside Bancshares Inc.	10,656	323,836
Spirit of Texas Bancshares Inc.(a)	3,834	39,644
Sterling Bancorp./DE	66,329	693,138
Stock Yards Bancorp. Inc.	7,374	213,330
Summit Financial Group Inc.	2,533	53,725
SVB Financial Group(a)(b)	17,232	2,603,411
Synovus Financial Corp.	45,890	805,828
TCF Financial Corp.	50,858	1,152,442
Texas Capital Bancshares Inc.(a)	15,707	348,224
Tompkins Financial Corp.	4,318	310,032
TowneBank/Portsmouth VA	20,497	370,791
TriCo Bancshares	8,807	262,625
TriState Capital Holdings Inc.(a)	6,714	64,924
Triumph Bancorp. Inc.(a)	8,821	229,346
Truist Financial Corp.	440,989	13,600,101
Trustmark Corp.	19,950	464,835
U.S. Bancorp.	459,004	15,812,688
UMB Financial Corp.	14,882	690,227
Umpqua Holdings Corp.	71,344	777,650
Union Bankshares Inc./Morrisville VT	1,191	26,798
United Bankshares Inc./WV	31,673	731,013
United Community Banks Inc./GA	25,079	459,197
United Security Bancshares/Fresno CA	8,231	52,678
Unity Bancorp. Inc.	4,806	56,230
Univest Financial Corp.	8,713	142,196
Valley National Bancorp.	124,279	908,480
Veritex Holdings Inc.	17,841	249,239
Washington Trust Bancorp. Inc.	4,352	159,109
Webster Financial Corp.	30,499	698,427
Wells Fargo & Co.	1,227,903	35,240,816
WesBanco Inc.	20,362	482,579
West Bancorp. Inc.	4,513	73,788
Westamerica Bancorp.	7,808	458,954
Western Alliance Bancorp.	31,977	978,816
Wintrust Financial Corp.	19,119	628,250

28

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Zions Bancorp. N.A.	53,373	$1,428,261

		352,266,836

Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,749	1,010,422
Brown-Forman Corp., Class A(b)	14,423	741,054
Brown-Forman Corp., Class B, NVS	57,270	3,179,058
Celsius Holdings Inc.(a)	17,562	73,936
Coca-Cola Co. (The)	1,263,538	55,911,556
Coca-Cola Consolidated Inc.	1,639	341,781
Constellation Brands Inc., Class A	51,986	7,452,713
Craft Brew Alliance Inc.(a)(b)	3,106	46,279
Keurig Dr Pepper Inc.	78,306	1,900,487
MGP Ingredients Inc.(b)	4,631	124,528
Molson Coors Beverage Co., Class B	56,426	2,201,178
Monster Beverage Corp.(a)	125,713	7,072,613
National Beverage Corp.(a)	4,124	175,889
New Age Beverages Corp.(a)(b)	23,374	32,490
PepsiCo Inc.	461,684	55,448,248

		135,712,232

Biotechnology — 3.0%
AbbVie Inc.	487,400	37,135,006
Abeona Therapeutics Inc.(a)	7,648	16,061
ACADIA Pharmaceuticals Inc.(a)	36,693	1,550,279
Acceleron Pharma Inc.(a)	15,127	1,359,464
Acorda Therapeutics Inc.(a)(b)	13,447	12,541
Adamas Pharmaceuticals Inc.(a)(b)	6,739	19,476
ADMA Biologics Inc.(a)	18,356	52,865
Aduro Biotech Inc.(a)	23,180	63,513
Adverum Biotechnologies Inc.(a)(b)	17,317	169,187
Aeglea BioTherapeutics Inc.(a)	8,494	39,582
Affimed NV(a)	33,168	52,405
Agenus Inc.(a)	26,917	65,947
AgeX Therapeutics Inc.(a)(b)	2,319	2,157
Agios Pharmaceuticals Inc.(a)(b)	19,686	698,459
Aimmune Therapeutics Inc.(a)(b)	13,807	199,097
Akcea Therapeutics Inc.(a)(b)	4,719	67,482
Akebia Therapeutics Inc.(a)	42,692	323,605
Albireo Pharma Inc.(a)(b)	2,879	47,129
Aldeyra Therapeutics Inc.(a)	11,857	29,287
Alector Inc.(a)(b)	12,883	310,867
Alexion Pharmaceuticals Inc.(a)	70,346	6,316,367
Alkermes PLC(a)	51,255	739,097
Allakos Inc.(a)(b)	6,027	268,141
Allogene Therapeutics Inc.(a)(b)	12,529	243,564
Alnylam Pharmaceuticals Inc.(a)	35,283	3,840,555
AMAG Pharmaceuticals Inc.(a)(b)	10,668	65,928
Amgen Inc.	194,359	39,402,400
Amicus Therapeutics Inc.(a)(b)	85,052	785,880
AnaptysBio Inc.(a)	8,786	124,146
Anavex Life Sciences Corp.(a)	23,272	73,307
Anika Therapeutics Inc.(a)	4,887	141,283
Apellis Pharmaceuticals Inc.(a)(b)	18,289	489,962
Applied Therapeutics Inc.(a)(b)	2,191	71,624
Aprea Therapeutics Inc.(a)(b)	3,168	110,120
Arcus Biosciences Inc.(a)	13,021	180,731
Arcutis Biotherapeutics Inc.(a)	3,946	117,591
Ardelyx Inc.(a)	21,434	121,852
Arena Pharmaceuticals Inc.(a)(b)	16,802	705,684
Arrowhead Pharmaceuticals Inc.(a)	33,577	966,010

Security	Shares	Value

Biotechnology (continued)
Assembly Biosciences Inc.(a)	7,342	$108,882
Atara Biotherapeutics Inc.(a)(b)	19,342	164,600
Athenex Inc.(a)(b)	19,141	148,151
Athersys Inc.(a)(b)	23,525	70,575
Atreca Inc., Class A(a)(b)	3,963	65,588
Avid Bioservices Inc.(a)(b)	13,752	70,273
Avrobio Inc.(a)	6,663	103,676
Beam Therapeutics Inc.(a)	4,960	89,280
Beyondspring Inc.(a)	4,381	56,121
BioCryst Pharmaceuticals Inc.(a)(b)	38,417	76,834
Biogen Inc.(a)	57,218	18,102,631
Biohaven Pharmaceutical Holding Co. Ltd.(a)	15,270	519,638
BioMarin Pharmaceutical Inc.(a)	59,275	5,008,738
BioSpecifics Technologies Corp.(a)(b)	2,361	133,562
Bioxcel Therapeutics Inc.(a)(b)	3,051	68,190
Black Diamond Therapeutics Inc.(a)	4,147	103,468
Bluebird Bio Inc.(a)(b)	17,895	822,454
Blueprint Medicines Corp.(a)(b)	17,497	1,023,225
Bridgebio Pharma Inc.(a)(b)	24,566	712,414
Calithera Biosciences Inc.(a)(b)	9,647	42,833
Calyxt Inc.(a)	3,118	10,383
CareDx Inc.(a)(b)	13,289	290,099
CASI Pharmaceuticals Inc.(a)(b)	16,036	32,713
Castle Biosciences Inc.(a)	3,248	96,823
Catalyst Pharmaceuticals Inc.(a)(b)	29,532	113,698
Celcuity Inc.(a)	4,436	28,834
Cellular Biomedicine Group Inc.(a)(b)	5,078	80,334
CEL-SCI Corp.(a)(b)	12,686	146,396
ChemoCentryx Inc.(a)	13,237	531,863
Chimerix Inc.(a)	13,731	19,773
Clovis Oncology Inc.(a)(b)	16,914	107,573
Coherus Biosciences Inc.(a)(b)	20,000	324,400
Concert Pharmaceuticals Inc.(a)(b)	4,730	41,813
Constellation Pharmaceuticals Inc.(a)	4,649	146,118
Corbus Pharmaceuticals Holdings Inc.(a)(b)	13,950	73,098
Cortexyme Inc.(a)(b)	3,685	168,073
Crinetics Pharmaceuticals Inc.(a)(b)	3,053	44,879
Cue Biopharma Inc.(a)	5,315	75,420
Cyclerion Therapeutics Inc.(a)(b)	4,878	12,927
Cytokinetics Inc.(a)(b)	21,176	249,665
CytomX Therapeutics Inc.(a)	12,282	94,203
Deciphera Pharmaceuticals Inc.(a)(b)	6,921	284,938
Denali Therapeutics Inc.(a)(b)	19,187	335,964
Dicerna Pharmaceuticals Inc.(a)	15,547	285,598
Dynavax Technologies Corp.(a)(b)	20,075	70,865
Eagle Pharmaceuticals Inc./DE(a)(b)	3,924	180,504
Editas Medicine Inc.(a)(b)	15,727	311,866
Eidos Therapeutics Inc.(a)(b)	2,911	142,610
Eiger BioPharmaceuticals Inc.(a)	8,884	60,411
Emergent BioSolutions Inc.(a)	15,508	897,293
Enanta Pharmaceuticals Inc.(a)	5,784	297,471
Epizyme Inc.(a)(b)	25,411	394,125
Esperion Therapeutics Inc.(a)	7,395	233,164
Evelo Biosciences Inc.(a)(b)	6,779	25,455
Exact Sciences Corp.(a)	45,544	2,641,552
Exelixis Inc.(a)	100,215	1,725,702
Fate Therapeutics Inc.(a)(b)	19,141	425,122
FibroGen Inc.(a)(b)	24,513	851,827
Five Prime Therapeutics Inc.(a)(b)	8,871	20,137
Flexion Therapeutics Inc.(a)(b)	9,109	71,688

29

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Forty Seven Inc.(a)(b)	8,305	$792,463
G1 Therapeutics Inc.(a)(b)	10,935	120,504
Galectin Therapeutics Inc.(a)(b)	25,198	49,388
Geron Corp.(a)(b)	59,332	70,605
Gilead Sciences Inc.	420,379	31,427,534
Global Blood Therapeutics Inc.(a)(b)	19,488	995,642
GlycoMimetics Inc.(a)	10,696	24,387
Gossamer Bio Inc.(a)	13,975	141,846
Gritstone Oncology Inc.(a)(b)	9,479	55,168
Halozyme Therapeutics Inc.(a)(b)	46,260	832,217
Heron Therapeutics Inc.(a)(b)	27,395	321,617
Homology Medicines Inc.(a)(b)	9,686	150,520
IGM Biosciences Inc.(a)(b)	1,616	90,738
ImmunoGen Inc.(a)(b)	40,795	139,111
Immunomedics Inc.(a)(b)	59,913	807,627
Incyte Corp.(a)	59,464	4,354,549
Inovio Pharmaceuticals Inc.(a)(b)	31,831	236,823
Insmed Inc.(a)	29,013	465,078
Intellia Therapeutics Inc.(a)(b)	10,507	128,501
Intercept Pharmaceuticals Inc.(a)(b)	8,169	514,320
Invitae Corp.(a)(b)	28,947	395,705
Ionis Pharmaceuticals Inc.(a)(b)	42,216	1,995,972
Iovance Biotherapeutics Inc.(a)	38,149	1,141,990
Ironwood Pharmaceuticals Inc.(a)	48,727	491,655
Jounce Therapeutics Inc.(a)(b)	5,728	27,208
Kadmon Holdings Inc.(a)	56,667	237,435
KalVista Pharmaceuticals Inc.(a)	4,578	35,022
Karuna Therapeutics Inc.(a)(b)	3,442	247,824
Karyopharm Therapeutics Inc.(a)(b)	18,076	347,240
Kezar Life Sciences Inc.(a)	6,665	29,059
Kindred Biosciences Inc.(a)(b)	10,183	40,732
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	3,476	53,808
Kodiak Sciences Inc.(a)	8,684	414,227
Krystal Biotech Inc.(a)(b)	2,838	122,715
Kura Oncology Inc.(a)(b)	12,961	128,962
La Jolla Pharmaceutical Co.(a)(b)	6,165	25,893
Lexicon Pharmaceuticals Inc.(a)(b)	11,268	21,973
Ligand Pharmaceuticals Inc.(a)(b)	5,652	411,013
Lineage Cell Therapeutics Inc.(a)(b)	36,366	30,115
MacroGenics Inc.(a)(b)	14,575	84,827
Madrigal Pharmaceuticals Inc.(a)(b)	3,298	220,174
Magenta Therapeutics Inc.(a)(b)	5,286	33,196
MannKind Corp.(a)(b)	47,719	49,151
Marker Therapeutics Inc.(a)(b)	13,065	24,824
MediciNova Inc.(a)	9,149	34,034
MEI Pharma Inc.(a)(b)	45,728	73,622
MeiraGTx Holdings PLC(a)(b)	5,247	70,520
Mersana Therapeutics Inc.(a)(b)	19,015	110,857
Minerva Neurosciences Inc.(a)(b)	14,906	89,734
Mirati Therapeutics Inc.(a)(b)	10,215	785,227
Moderna Inc.(a)	73,447	2,199,738
Molecular Templates Inc.(a)(b)	9,462	125,750
Momenta Pharmaceuticals Inc.(a)	37,297	1,014,478
Morphic Holding Inc.(a)	6,064	89,020
Mustang Bio Inc.(a)	13,354	35,789
Myriad Genetics Inc.(a)	21,943	314,004
Natera Inc.(a)(b)	21,084	629,568
Neon Therapeutics Inc.(a)(b)	11,025	29,106
Neurocrine Biosciences Inc.(a)(b)	30,459	2,636,226
NextCure Inc.(a)(b)	4,569	169,373

Security	Shares	Value

Biotechnology (continued)
Novavax Inc.(a)(b)	12,551	$170,443
Oncternal Therapeutics Inc.(b)(c)	684	1,402
OPKO Health Inc.(a)(b)	147,450	197,583
Palatin Technologies Inc.(a)(b)	99,672	42,221
PDL BioPharma Inc.(a)(b)	26,561	74,902
Pfenex Inc.(a)	10,496	92,575
Pieris Pharmaceuticals Inc.(a)(b)	17,624	40,183
PolarityTE Inc.(a)	2,829	3,055
Portola Pharmaceuticals Inc.(a)(b)	24,348	173,601
PRECIGEN Inc.(a)(b)	25,187	85,636
Precision BioSciences Inc.(a)(b)	11,683	70,448
Prevail Therapeutics Inc.(a)	7,003	85,367
Principia Biopharma Inc.(a)	5,975	354,796
Progenics Pharmaceuticals Inc.(a)(b)	24,777	94,153
Protagonist Therapeutics Inc.(a)	8,768	61,902
Prothena Corp. PLC(a)	12,067	129,117
PTC Therapeutics Inc.(a)	19,296	860,795
Puma Biotechnology Inc.(a)(b)	9,282	78,340
Ra Pharmaceuticals Inc.(a)	12,271	589,131
Radius Health Inc.(a)(b)	15,912	206,856
Regeneron Pharmaceuticals Inc.(a)	26,925	13,147,208
REGENXBIO Inc.(a)	11,174	361,814
Replimune Group Inc.(a)	5,144	51,286
Retrophin Inc.(a)(b)	14,781	215,655
REVOLUTION Medicines Inc.(a)	4,623	101,290
Rhythm Pharmaceuticals Inc.(a)(b)	10,724	163,219
Rigel Pharmaceuticals Inc.(a)(b)	53,029	82,725
Rocket Pharmaceuticals Inc.(a)(b)	11,435	159,518
Rubius Therapeutics Inc.(a)(b)	11,043	49,141
Sage Therapeutics Inc.(a)(b)	16,394	470,836
Sangamo Therapeutics Inc.(a)(b)	40,773	259,724
Sarepta Therapeutics Inc.(a)(b)	22,939	2,243,893
Savara Inc.(a)(b)	7,971	16,899
Scholar Rock Holding Corp.(a)(b)	5,759	69,741
Seattle Genetics Inc.(a)(b)	38,563	4,449,399
Seres Therapeutics Inc.(a)(b)	5,332	19,035
Solid Biosciences Inc.(a)(b)	3,435	8,210
Sorrento Therapeutics Inc.(a)(b)	47,148	86,752
Spectrum Pharmaceuticals Inc.(a)	31,548	73,507
SpringWorks Therapeutics Inc.(a)	3,389	91,503
Stemline Therapeutics Inc.(a)(b)	15,024	72,716
Stoke Therapeutics Inc.(a)	4,034	92,379
Syndax Pharmaceuticals Inc.(a)(b)	9,594	105,246
Synlogic Inc.(a)(b)	9,190	15,807
Syros Pharmaceuticals Inc.(a)(b)	14,506	86,021
TCR2 Therapeutics Inc.(a)(b)	5,727	44,327
TG Therapeutics Inc.(a)(b)	29,916	294,373
Tocagen Inc.(a)(b)	5,395	6,582
Translate Bio Inc.(a)(b)	9,263	92,352
Turning Point Therapeutics Inc.(a)(b)	8,999	401,895
Twist Bioscience Corp.(a)(b)	6,868	210,023
Tyme Technologies Inc.(a)(b)	32,807	36,088
Ultragenyx Pharmaceutical Inc.(a)(b)	18,789	834,795
United Therapeutics Corp.(a)	14,391	1,364,627
UNITY Biotechnology Inc.(a)	7,839	45,466
UroGen Pharma Ltd.(a)	6,047	107,878
Vanda Pharmaceuticals Inc.(a)	17,959	186,055
VBI Vaccines Inc.(a)	83,251	79,088
Veracyte Inc.(a)(b)	15,060	366,109
Vericel Corp.(a)(b)	16,394	150,333

30

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	85,510	$20,347,105
Viela Bio Inc.(a)(b)	2,885	109,630
Viking Therapeutics Inc.(a)(b)	24,547	114,880
Vir Biotechnology Inc.(a)(b)	2,353	80,637
Voyager Therapeutics Inc.(a)(b)	7,105	65,011
X4 Pharmaceuticals Inc.(a)(b)	898	8,980
XBiotech Inc.(a)	6,176	65,589
Xencor Inc.(a)	14,727	440,043
Y-mAbs Therapeutics Inc.(a)	8,676	226,444
ZIOPHARM Oncology Inc.(a)	54,484	133,486

		244,869,391

Building Products — 0.4%
AAON Inc.	12,826	619,752
Advanced Drainage Systems Inc.	15,174	446,723
Allegion PLC	30,215	2,780,384
American Woodmark Corp.(a)	5,716	260,478
AO Smith Corp.	44,491	1,682,205
Apogee Enterprises Inc.	8,573	178,490
Armstrong Flooring Inc.(a)	5,837	8,347
Armstrong World Industries Inc.	15,896	1,262,460
Builders FirstSource Inc.(a)(b)	39,105	478,254
Caesarstone Ltd.	7,422	78,451
Cornerstone Building Brands Inc.(a)	13,745	62,677
CSW Industrials Inc.(b)	4,458	289,101
Fortune Brands Home & Security Inc.	46,619	2,016,272
Gibraltar Industries Inc.(a)	9,848	422,676
Griffon Corp.	13,745	173,874
Insteel Industries Inc.(b)	5,236	69,377
JELD-WEN Holding Inc.(a)	21,291	207,162
Johnson Controls International PLC	251,746	6,787,072
Lennox International Inc.	11,407	2,073,679
Masco Corp.	91,639	3,167,960
Masonite International Corp.(a)(b)	8,678	411,771
Owens Corning	35,138	1,363,706
Patrick Industries Inc.	7,038	198,190
PGT Innovations Inc.(a)	17,878	149,996
Quanex Building Products Corp.	10,963	110,507
Resideo Technologies Inc.(a)	39,983	193,518
Simpson Manufacturing Co. Inc.	15,238	944,451
Trane Technologies PLC	77,994	6,441,525
Trex Co. Inc.(a)(b)	19,652	1,574,911
Universal Forest Products Inc.	19,757	734,763

		35,188,732

Capital Markets — 2.5%
Affiliated Managers Group Inc.	15,941	942,751
Ameriprise Financial Inc.	41,463	4,249,128
Ares Management Corp., Class A	23,817	736,660
Artisan Partners Asset Management Inc., Class A	15,128	325,101
Assetmark Financial Holdings Inc.(a)	4,489	91,531
Associated Capital Group Inc., Class A	779	23,837
B. Riley Financial Inc.	5,113	94,181
Bank of New York Mellon Corp. (The)	262,923	8,855,247
BGC Partners Inc., Class A	101,337	255,369
BlackRock Inc.(d)	39,050	17,180,829
Blucora Inc.(a)	15,814	190,559
BrightSphere Investment Group PLC(a)	23,839	152,331
Calamos Asset Management Inc.(a)(c)	4,985	0	(e)
Cboe Global Markets Inc.	36,572	3,264,051
Charles Schwab Corp. (The)	377,633	12,696,021

Security	Shares	Value

Capital Markets (continued)
CME Group Inc.(b)	116,664	$20,172,372
Cohen & Steers Inc.	7,425	337,466
Cowen Inc., Class A(b)	7,500	72,450
Diamond Hill Investment Group Inc.	876	79,050
Donnelley Financial Solutions Inc.(a)	12,167	64,120
E*TRADE Financial Corp.	74,181	2,545,892
Eaton Vance Corp., NVS	33,969	1,095,500
Evercore Inc., Class A	12,802	589,660
FactSet Research Systems Inc.	12,202	3,180,817
Federated Hermes Inc.	32,318	615,658
Focus Financial Partners Inc., Class A(a)	8,525	196,160
Franklin Resources Inc.	91,502	1,527,168
GAIN Capital Holdings Inc.	11,970	66,793
GAMCO Investors Inc., Class A	3,834	42,136
Goldman Sachs Group Inc. (The)	104,981	16,229,013
Greenhill & Co. Inc.	5,404	53,175
Hamilton Lane Inc., Class A(b)	7,037	389,217
Houlihan Lokey Inc.(b)	13,439	700,441
Interactive Brokers Group Inc., Class A(b)	23,741	1,024,899
Intercontinental Exchange Inc.	180,986	14,614,620
INTL. FCStone Inc.(a)(b)	4,236	153,597
Invesco Ltd.	130,567	1,185,548
Janus Henderson Group PLC	53,768	823,726
Lazard Ltd., Class A	34,781	819,440
Legg Mason Inc.	29,019	1,417,578
LPL Financial Holdings Inc.	26,307	1,431,890
MarketAxess Holdings Inc.(b)	12,088	4,020,106
Moelis & Co., Class A	14,167	398,093
Moody’s Corp.	53,576	11,331,324
Morgan Stanley	383,479	13,038,286
Morningstar Inc.	6,383	742,024
MSCI Inc.	27,241	7,871,559
Nasdaq Inc.	37,837	3,592,623
Northern Trust Corp.	63,457	4,788,465
Oppenheimer Holdings Inc., Class A, NVS	3,085	60,960
Piper Sandler Cos	4,487	226,908
PJT Partners Inc., Class A	7,661	332,411
Pzena Investment Management Inc., Class A	3,347	14,928
Raymond James Financial Inc.	41,016	2,592,211
S&P Global Inc.	81,054	19,862,283
Safeguard Scientifics Inc.	6,002	33,311
Sculptor Capital Management Inc.	5,445	73,725
SEI Investments Co.	42,871	1,986,642
Siebert Financial Corp.(a)	2,518	18,180
Silvercrest Asset Management Group Inc., Class A	2,181	20,632
State Street Corp.	117,450	6,256,562
Stifel Financial Corp.	21,849	901,927
T Rowe Price Group Inc.	76,221	7,442,981
TD Ameritrade Holding Corp.	88,352	3,062,280
Value Line Inc.	318	10,287
Virtu Financial Inc., Class A	18,677	388,855
Virtus Investment Partners Inc.	2,143	163,104
Waddell & Reed Financial Inc., Class A	25,201	286,787
Westwood Holdings Group Inc.	2,041	37,371
WisdomTree Investments Inc.	48,482	112,963

		208,153,770

Chemicals — 1.7%
Advanced Emissions Solutions Inc.	8,085	53,118
AdvanSix Inc.(a)	9,587	91,460
Air Products & Chemicals Inc.	72,491	14,469,929

31

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Albemarle Corp.(b)	34,709	$1,956,546
American Vanguard Corp.	8,154	117,907
Amyris Inc.(a)(b)	16,349	41,853
Ashland Global Holdings Inc.	18,024	902,462
Axalta Coating Systems Ltd.(a)	67,305	1,162,357
Balchem Corp.	10,805	1,066,670
Cabot Corp.	18,924	494,295
Celanese Corp.	39,543	2,902,061
CF Industries Holdings Inc.	71,778	1,952,362
Chase Corp.	2,802	230,577
Chemours Co. (The)	54,690	485,100
Corteva Inc.(a)	246,959	5,803,537
Dow Inc.(a)	246,008	7,193,274
DuPont de Nemours Inc.	243,423	8,300,724
Eastman Chemical Co.	44,435	2,069,782
Ecolab Inc.	82,995	12,933,111
Element Solutions Inc.(a)	71,129	594,638
Ferro Corp.(a)	26,869	251,494
Flotek Industries Inc.(a)(b)	16,631	14,802
FMC Corp.	43,108	3,521,493
FutureFuel Corp.	10,885	122,674
GCP Applied Technologies Inc.(a)	17,015	302,867
Hawkins Inc.	2,622	93,343
HB Fuller Co.	16,379	457,465
Huntsman Corp.	70,459	1,016,723
Ingevity Corp.(a)	13,451	473,475
Innospec Inc.	7,844	545,080
International Flavors & Fragrances Inc.	35,501	3,623,942
Intrepid Potash Inc.(a)(b)	37,904	30,323
Koppers Holdings Inc.(a)	6,346	78,500
Kraton Corp.(a)	9,723	78,756
Kronos Worldwide Inc.	5,930	50,049
Linde PLC(b)	177,009	30,622,557
Livent Corp.(a)	47,615	249,979
LSB Industries Inc.(a)(b)	5,594	11,747
LyondellBasell(c)	8,345	3,613
LyondellBasell Industries NV, Class A	87,243	4,329,870
Minerals Technologies Inc.	11,806	428,086
Mosaic Co. (The)(b)	113,844	1,231,792
NewMarket Corp.	2,226	852,269
Olin Corp.	51,734	603,736
OMNOVA Solutions Inc.(a)	13,592	137,823
Orion Engineered Carbons SA	19,246	143,575
PolyOne Corp.	29,441	558,496
PPG Industries Inc.	77,592	6,486,691
PQ Group Holdings Inc.(a)	14,512	158,181
Quaker Chemical Corp.	4,310	544,267
Rayonier Advanced Materials Inc.	17,073	18,097
RPM International Inc.	42,125	2,506,438
Scotts Miracle-Gro Co. (The)(b)	13,012	1,332,429
Sensient Technologies Corp.	13,723	597,088
Sherwin-Williams Co. (The)	27,315	12,551,789
Stepan Co.	6,488	573,928
Trecora Resources(a)	5,857	34,849
Tredegar Corp.	7,034	109,941
Trinseo SA	13,985	253,268
Tronox Holdings PLC, Class A(a)	34,272	170,675
Valhi Inc.	5,712	5,883
Valvoline Inc.	60,812	796,029
Westlake Chemical Corp.(b)	11,753	448,612

Security	Shares	Value

Chemicals (continued)
WR Grace & Co.	18,573	$661,199

		139,905,656

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	21,152	515,263
ACCO Brands Corp.	33,518	169,266
ADT Inc.(b)	33,782	145,938
Advanced Disposal Services Inc.(a)(b)	22,884	750,595
Brady Corp., Class A, NVS	15,389	694,506
BrightView Holdings Inc.(a)(b)	7,931	87,717
Brink’s Co. (The)	16,032	834,466
Casella Waste Systems Inc., Class A(a)(b)	15,971	623,827
CECO Environmental Corp.(a)	7,848	36,650
Charah Solutions Inc.(a)(b)	2,544	4,350
Cimpress PLC(a)(b)	5,506	292,919
Cintas Corp.	28,044	4,857,782
Clean Harbors Inc.(a)	16,344	839,101
CompX International Inc.	433	6,582
Copart Inc.(a)(b)	65,839	4,511,288
Covanta Holding Corp.	35,943	307,313
Deluxe Corp.	13,178	341,706
Ennis Inc.	7,846	147,348
Harsco Corp.(a)	27,598	192,358
Healthcare Services Group Inc.	24,419	583,858
Heritage-Crystal Clean Inc.(a)	6,380	103,611
Herman Miller Inc.	19,678	436,852
HNI Corp.	14,158	356,640
IAA Inc.(a)	43,691	1,308,982
Interface Inc.	17,477	132,126
KAR Auction Services Inc.	43,691	524,292
Kimball International Inc., Class B, NVS	9,786	116,551
Knoll Inc.	17,969	185,440
Matthews International Corp., Class A	9,634	233,046
McGrath RentCorp.	7,484	392,012
Mobile Mini Inc.	13,789	361,686
MSA Safety Inc.	11,609	1,174,831
NL Industries Inc.	2,010	5,990
PICO Holdings Inc.(a)(b)	6,531	50,811
Pitney Bowes Inc.	56,361	114,976
Quad/Graphics Inc.	10,471	26,387
Republic Services Inc.	70,441	5,287,301
Rollins Inc.	46,825	1,692,256
RR Donnelley & Sons Co.	2,735	2,622
SP Plus Corp.(a)	7,275	150,956
Steelcase Inc., Class A	30,406	300,107
Stericycle Inc.(a)(b)	28,999	1,408,771
Team Inc.(a)(b)	8,172	53,118
Tetra Tech Inc.	18,453	1,303,151
U.S. Ecology Inc.	7,943	241,467
UniFirst Corp./MA(b)	5,136	775,998
Viad Corp.	6,077	129,015
VSE Corp.	2,364	38,746
Waste Management Inc.	139,957	12,954,420

		45,804,994

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	12,112	813,684
ADTRAN Inc.	17,003	130,583
Applied Optoelectronics Inc.(a)(b)	6,281	47,673
Arista Networks Inc.(a)(b)	19,708	3,991,855
CalAmp Corp.(a)	10,109	45,490

32

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Calix Inc.(a)	11,905	$84,287
Casa Systems Inc.(a)(b)	8,944	31,304
Ciena Corp.(a)(b)	50,331	2,003,677
Cisco Systems Inc.	1,412,119	55,510,398
Clearfield Inc.(a)(b)	3,387	40,136
CommScope Holding Co. Inc.(a)(b)	60,428	550,499
Comtech Telecommunications Corp.	9,123	121,245
DASAN Zhone Solutions Inc.(a)(b)	2,022	8,472
Digi International Inc.(a)	7,784	74,259
EchoStar Corp., Class A(a)	17,178	549,181
Extreme Networks Inc.(a)	34,153	105,533
F5 Networks Inc.(a)(b)	20,004	2,133,027
Harmonic Inc.(a)	30,153	173,681
Infinera Corp.(a)(b)	65,012	344,564
Inseego Corp.(a)(b)	19,058	118,731
InterDigital Inc.	10,800	482,004
Juniper Networks Inc.	110,733	2,119,430
KVH Industries Inc.(a)	4,362	41,134
Lumentum Holdings Inc.(a)(b)	24,471	1,803,513
Motorola Solutions Inc.	56,681	7,534,038
NETGEAR Inc.(a)	10,507	239,980
NetScout Systems Inc.(a)	24,101	570,471
Plantronics Inc.	11,072	111,384
Ribbon Communications Inc.(a)	16,377	49,622
Ubiquiti Inc.	2,829	400,530
ViaSat Inc.(a)(b)	18,776	674,434
Viavi Solutions Inc.(a)(b)	77,204	865,457

		81,770,276

Construction & Engineering — 0.1%
AECOM(a)	50,629	1,511,276
Aegion Corp.(a)(b)	11,840	212,291
Ameresco Inc., Class A(a)(b)	5,897	100,426
Arcosa Inc.	15,461	614,420
Argan Inc.	4,605	159,195
Comfort Systems USA Inc.	12,739	465,610
Construction Partners Inc., Class A(a)(b)	6,389	107,910
Dycom Industries Inc.(a)	9,984	256,090
EMCOR Group Inc.	18,052	1,106,949
Fluor Corp.	45,366	313,479
Granite Construction Inc.	16,233	246,417
Great Lakes Dredge & Dock Corp.(a)	17,764	147,441
IES Holdings Inc.(a)	2,398	42,325
Jacobs Engineering Group Inc.	42,510	3,369,768
MasTec Inc.(a)(b)	19,889	650,967
MYR Group Inc.(a)	4,338	113,612
Northwest Pipe Co.(a)	3,122	69,464
NV5 Global Inc.(a)(b)	3,292	135,927
Primoris Services Corp.	13,788	219,229
Quanta Services Inc.	47,038	1,492,516
Sterling Construction Co. Inc.(a)	8,117	77,111
Tutor Perini Corp.(a)	11,804	79,323
Valmont Industries Inc.	7,124	755,001
WillScot Corp.(a)(b)	16,966	171,866

		12,418,613

Construction Materials — 0.1%
Eagle Materials Inc.	13,670	798,601
Forterra Inc.(a)(b)	5,802	34,696
Martin Marietta Materials Inc.	20,692	3,915,547
Summit Materials Inc., Class A(a)(b)	38,588	578,820

Security	Shares	Value

Construction Materials (continued)
U.S. Concrete Inc.(a)	5,157	$93,548
U.S. Lime & Minerals Inc.	387	28,580
Vulcan Materials Co.	43,129	4,660,951

		10,110,743

Consumer Finance — 0.5%
Ally Financial Inc.	124,779	1,800,561
American Express Co.	218,152	18,675,993
Capital One Financial Corp.	150,590	7,592,748
Credit Acceptance Corp.(a)(b)	3,343	854,772
Curo Group Holdings Corp.	4,178	22,143
Discover Financial Services	102,708	3,663,594
Elevate Credit Inc.(a)	9,661	10,048
Encore Capital Group Inc.(a)(b)	10,519	245,934
Enova International Inc.(a)	12,150	176,054
EZCORP Inc., Class A, NVS(a)	14,302	59,639
FirstCash Inc.	13,468	966,194
Green Dot Corp., Class A(a)(b)	15,426	391,666
LendingClub Corp.(a)(b)	20,070	157,550
LendingTree Inc.(a)(b)	2,505	459,392
Navient Corp.	68,379	518,313
Nelnet Inc., Class A	5,368	243,761
OneMain Holdings Inc.	21,065	402,763
Oportun Financial Corp.(a)(b)	4,508	47,559
PRA Group Inc.(a)	14,743	408,676
Regional Management Corp.(a)(b)	3,296	45,023
Santander Consumer USA Holdings Inc.	33,292	463,092
SLM Corp.	141,247	1,015,566
Synchrony Financial	202,993	3,266,157
World Acceptance Corp.(a)(b)	2,287	124,893

		41,612,091

Containers & Packaging — 0.4%
AptarGroup Inc.	21,473	2,137,422
Ardagh Group SA	5,849	69,369
Avery Dennison Corp.	27,361	2,787,265
Ball Corp.	105,734	6,836,760
Berry Global Group Inc.(a)(b)	42,458	1,431,259
Crown Holdings Inc.(a)(b)	42,952	2,492,934
Graphic Packaging Holding Co.	95,023	1,159,281
Greif Inc., Class A, NVS	7,654	237,963
Greif Inc., Class B	1,825	73,110
International Paper Co.	129,176	4,021,249
Myers Industries Inc.	11,803	126,882
O-I Glass Inc.	52,601	373,993
Packaging Corp. of America	30,861	2,679,661
Sealed Air Corp.	51,487	1,272,244
Silgan Holdings Inc.	26,614	772,338
Sonoco Products Co.	33,611	1,557,870
UFP Technologies Inc.(a)(b)	2,011	76,599
Westrock Co.	84,499	2,387,942

		30,494,141

Distributors — 0.1%
Core-Mark Holding Co. Inc.	13,701	391,437
Funko Inc., Class A(a)	7,742	30,891
Genuine Parts Co.	46,439	3,126,738
LKQ Corp.(a)	101,842	2,088,779
Pool Corp.	12,586	2,476,547
Weyco Group Inc.	1,992	40,179

		8,154,571

33

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	18,752	$502,366
American Public Education Inc.(a)	5,463	130,730
Bright Horizons Family Solutions Inc.(a)	18,995	1,937,490
Carriage Services Inc.	4,670	75,421
Chegg Inc.(a)	37,760	1,351,053
Collectors Universe Inc.	4,238	66,409
frontdoor Inc.(a)	27,595	959,754
Graham Holdings Co., Class B	1,408	480,367
Grand Canyon Education Inc.(a)	15,445	1,178,222
H&R Block Inc.(b)	65,296	919,368
Houghton Mifflin Harcourt Co.(a)	32,532	61,160
K12 Inc.(a)(b)	13,443	253,535
Laureate Education Inc., Class A(a)	38,480	404,425
OneSpaWorld Holdings Ltd.	14,672	59,568
Perdoceo Education Corp.(a)	24,371	262,963
Regis Corp.(a)(b)	9,317	55,063
Select Interior Concepts Inc., Class A(a)	8,942	18,510
Service Corp. International	58,022	2,269,240
ServiceMaster Global Holdings Inc.(a)	43,803	1,182,681
Strategic Education Inc.	7,081	989,641
WW International Inc.(a)(b)	14,138	239,074

		13,397,040

Diversified Financial Services — 1.5%
Banco Latinoamericano de Comercio Exterior SA, Class E	8,474	87,367
Berkshire Hathaway Inc., Class B(a)	644,780	117,885,127
Cannae Holdings Inc.(a)(b)	23,397	783,566
Equitable Holdings Inc.	135,576	1,959,073
FGL Holdings	45,090	441,882
Jefferies Financial Group Inc.	82,672	1,130,126
Marlin Business Services Corp.	2,446	27,322
On Deck Capital Inc.(a)	18,502	28,493
Voya Financial Inc.	44,100	1,788,255

		124,131,211

Diversified Telecommunication Services — 1.9%
Anterix Inc.(a)(b)	3,682	168,157
AT&T Inc.	2,406,421	70,147,172
ATN International Inc.	3,640	213,704
Bandwidth Inc., Class A(a)(b)	5,199	349,841
CenturyLink Inc.	361,351	3,418,380
Cincinnati Bell Inc.(a)	14,012	205,136
Cogent Communications Holdings Inc.	14,027	1,149,793
Consolidated Communications Holdings Inc.	19,482	88,643
Frontier Communications Corp.(a)(b)	47,613	18,093
GCI Liberty Inc., Class A(a)	32,412	1,846,512
IDT Corp., Class B(a)	9,869	53,490
Intelsat SA(a)(b)	23,605	36,116
Iridium Communications Inc.(a)(b)	32,058	715,855
Ooma Inc.(a)	9,706	115,793
ORBCOMM Inc.(a)	23,050	56,242
Verizon Communications Inc.	1,364,136	73,295,027
Vonage Holdings Corp.(a)	76,145	550,528

		152,428,482

Electric Utilities — 2.1%
ALLETE Inc.	16,963	1,029,315
Alliant Energy Corp.	79,875	3,857,164
American Electric Power Co. Inc.	162,755	13,017,145
Avangrid Inc.	17,947	785,720
Duke Energy Corp.	240,024	19,413,141

Security	Shares	Value

Electric Utilities (continued)
Edison International	114,776	$6,288,577
El Paso Electric Co.	13,467	915,217
Entergy Corp.	65,152	6,122,333
Evergy Inc.	74,388	4,095,059
Eversource Energy	107,251	8,388,101
Exelon Corp.	319,509	11,761,126
FirstEnergy Corp.	177,108	7,096,718
Hawaiian Electric Industries Inc.	35,317	1,520,397
IDACORP Inc.	16,780	1,473,116
MGE Energy Inc.	11,404	746,620
NextEra Energy Inc.	160,936	38,724,420
NRG Energy Inc.	82,669	2,253,557
OGE Energy Corp.	66,747	2,051,135
Otter Tail Corp.	12,680	563,753
PG&E Corp.(a)(b)	172,308	1,549,049
Pinnacle West Capital Corp.	37,381	2,833,106
PNM Resources Inc.	26,467	1,005,746
Portland General Electric Co.	30,262	1,450,760
PPL Corp.	254,640	6,284,515
Southern Co. (The)	342,847	18,561,737
Spark Energy Inc., Class A	1,838	11,524
Xcel Energy Inc.	173,452	10,459,156

		172,258,207

Electrical Equipment — 0.5%
Acuity Brands Inc.	12,668	1,085,141
Allied Motion Technologies Inc.	1,905	45,149
American Superconductor Corp.(a)	11,180	61,266
AMETEK Inc.	75,478	5,435,926
Atkore International Group Inc.(a)	14,390	303,197
AZZ Inc.	8,068	226,872
Bloom Energy Corp., Class A(a)(b)	17,811	93,152
Eaton Corp. PLC	136,567	10,609,890
Emerson Electric Co.	202,415	9,645,075
Encore Wire Corp.	6,235	261,808
Energous Corp.(a)(b)	4,568	3,394
EnerSys(b)	13,974	691,992
Generac Holdings Inc.(a)(b)	20,304	1,891,724
GrafTech International Ltd.	19,634	159,428
Hubbell Inc.	17,691	2,029,865
nVent Electric PLC	48,650	820,725
Plug Power Inc.(a)(b)	86,637	306,695
Powell Industries Inc.	2,567	65,895
Preformed Line Products Co.	807	40,213
Regal Beloit Corp.	13,133	826,722
Rockwell Automation Inc.	38,215	5,767,026
Sensata Technologies Holding PLC(a)(b)	51,314	1,484,514
Sunrun Inc.(a)	36,287	366,499
Thermon Group Holdings Inc.(a)	10,660	160,646
TPI Composites Inc.(a)(b)	9,327	137,853
Vicor Corp.(a)(b)	5,673	252,675
Vivint Solar Inc.(a)	18,522	80,941

		42,854,283

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies Inc.(a)(b)	13,445	72,200
Amphenol Corp., Class A	95,882	6,987,880
Anixter International Inc.(a)(b)	9,576	841,443
Arlo Technologies Inc.(a)	26,258	63,807
Arrow Electronics Inc.(a)	26,527	1,375,955
Avnet Inc.	33,438	839,294

34

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter Inc.	10,156	$544,362
Bel Fuse Inc., Class B, NVS	3,283	31,976
Belden Inc.	12,968	467,885
Benchmark Electronics Inc.	12,934	258,551
CDW Corp./DE	47,322	4,413,723
Cognex Corp.	54,577	2,304,241
Coherent Inc.(a)	7,749	824,571
Corning Inc.	247,877	5,091,394
CTS Corp.	10,001	248,925
Daktronics Inc.	10,851	53,495
Dolby Laboratories Inc., Class A	20,986	1,137,651
ePlus Inc.(a)	4,566	285,923
Fabrinet(a)	11,349	619,201
FARO Technologies Inc.(a)(b)	5,161	229,665
Fitbit Inc., Class A(a)(b)	79,077	526,653
FLIR Systems Inc.	44,905	1,432,020
II-VI Inc.(a)(b)	28,415	809,828
Insight Enterprises Inc.(a)(b)	12,347	520,179
IPG Photonics Corp.(a)(b)	11,966	1,319,610
Iteris Inc.(a)	13,267	42,454
Itron Inc.(a)	11,240	627,529
Jabil Inc.	48,842	1,200,536
KEMET Corp.	19,237	464,766
Keysight Technologies Inc.(a)	62,185	5,203,641
Kimball Electronics Inc.(a)(b)	7,373	80,513
Knowles Corp.(a)	25,032	334,928
Littelfuse Inc.	7,628	1,017,728
Methode Electronics Inc.	11,202	296,069
MTS Systems Corp.	6,442	144,945
Napco Security Technologies Inc.(a)	4,577	69,433
National Instruments Corp.	42,252	1,397,696
nLight Inc.(a)(b)	13,193	138,395
Novanta Inc.(a)(b)	10,876	868,775
OSI Systems Inc.(a)	5,816	400,839
PAR Technology Corp.(a)(b)	3,731	47,981
PC Connection Inc.(b)	2,849	117,407
Plexus Corp.(a)(b)	8,988	490,385
Rogers Corp.(a)(b)	5,948	561,610
Sanmina Corp.(a)	21,842	595,850
ScanSource Inc.(a)	8,095	173,152
SYNNEX Corp.	13,235	967,479
Tech Data Corp.(a)	11,526	1,508,177
Trimble Inc.(a)	82,430	2,623,747
TTM Technologies Inc.(a)(b)	29,067	300,553
Vishay Intertechnology Inc.(b)	45,751	659,272
Vishay Precision Group Inc.(a)(b)	3,524	70,762
Zebra Technologies Corp., Class A(a)(b)	17,559	3,223,832

		54,928,886

Energy Equipment & Services — 0.2%
Apergy Corp.(a)	24,827	142,755
Archrock Inc.	42,398	159,416
Baker Hughes Co.	213,345	2,240,123
Cactus Inc., Class A	15,220	176,552
Covia Holdings Corp.(a)(b)	10,365	5,923
Diamond Offshore Drilling Inc.(a)(b)	21,671	39,658
DMC Global Inc.	4,349	100,071
Dril-Quip Inc.(a)	12,048	367,464
Era Group Inc.(a)	6,369	33,947
Exterran Corp.(a)(b)	10,278	49,334
Forum Energy Technologies Inc.(a)(b)	27,810	4,931

Security	Shares	Value

Energy Equipment & Services (continued)
Frank’s International NV(a)(b)	36,961	$95,729
FTS International Inc.(a)	7,257	1,618
Geospace Technologies Corp.(a)	6,696	42,854
Halliburton Co.	288,489	1,976,150
Helix Energy Solutions Group Inc.(a)(b)	43,180	70,815
Helmerich & Payne Inc.	35,217	551,146
Independence Contract Drilling Inc.(a)	686	960
KLX Energy Services Holdings Inc.(a)	6,334	4,434
Liberty Oilfield Services Inc., Class A	14,221	38,254
Mammoth Energy Services Inc.(b)	2,562	1,918
Matrix Service Co.(a)	7,670	72,635
Nabors Industries Ltd.	116,096	45,289
National Energy Services Reunited Corp.(a)(b)	11,084	56,307
National Oilwell Varco Inc.(b)	127,908	1,257,336
Natural Gas Services Group Inc.(a)(b)	3,503	15,623
NCS Multistage Holdings Inc.(a)(b)	3,617	2,315
Newpark Resources Inc.(a)	26,743	23,988
NexTier Oilfield Solutions Inc.(a)	49,243	57,614
Nine Energy Service Inc.(a)(b)	3,531	2,854
Noble Corp. PLC(a)(b)	10,289	2,675
Oceaneering International Inc.(a)(b)	29,926	87,982
Oil States International Inc.(a)	18,992	38,554
Pacific Drilling SA(a)	9,650	4,150
Patterson-UTI Energy Inc.	61,808	145,249
ProPetro Holding Corp.(a)	24,223	60,558
RigNet Inc.(a)(b)	3,591	6,464
RPC Inc.	18,129	37,346
Schlumberger Ltd.	458,600	6,186,514
SEACOR Holdings Inc.(a)	6,660	179,554
SEACOR Marine Holdings Inc.(a)(b)	4,568	20,008
Seadrill Ltd.(a)(b)	23,973	10,308
Select Energy Services Inc., Class A(a)(b)	18,745	60,546
Smart Sand Inc.(a)(b)	5,499	5,719
Solaris Oilfield Infrastructure Inc., Class A	10,617	55,739
TETRA Technologies Inc.(a)	35,468	11,350
Tidewater Inc.(a)(b)	10,604	75,076
Transocean Ltd.(a)(b)	188,044	218,131
U.S. Silica Holdings Inc.	25,756	46,361

		14,890,297

Entertainment — 1.9%
Activision Blizzard Inc.	249,595	14,845,911
AMC Entertainment Holdings Inc., Class A(b)	16,777	53,015
Cinemark Holdings Inc.	35,369	360,410
Electronic Arts Inc.(a)	93,739	9,389,836
Eros International PLC(a)(b)	36,529	60,273
Gaia Inc.(a)(b)	4,201	37,305
Glu Mobile Inc.(a)(b)	32,952	207,268
IMAX Corp.(a)	17,925	162,221
Liberty Media Corp.-Liberty Braves, Class A(a)	3,167	61,757
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	10,371	197,671
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	7,788	201,086
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	65,559	1,785,172
Lions Gate Entertainment Corp., Class A(a)	17,112	104,041
Lions Gate Entertainment Corp., Class B, NVS(a)	32,678	182,343
Live Nation Entertainment Inc.(a)	41,940	1,906,592
LiveXLive Media Inc.(a)(b)	8,781	13,874
Madison Square Garden Co. (The), Class A(a)	6,386	1,350,064
Marcus Corp. (The)	8,535	105,151
Netflix Inc.(a)(b)	138,823	52,128,036

35

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Reading International Inc., Class A, NVS(a)(b)	5,150	$20,034
Roku Inc.(a)(b)	27,970	2,446,816
Spotify Technology SA(a)(b)	43,018	5,224,106
Take-Two Interactive Software Inc.(a)	37,249	4,418,104
Walt Disney Co. (The)(b)	575,456	55,589,050
World Wrestling Entertainment Inc., Class A(b)	14,079	477,700
Zynga Inc., Class A(a)(b)	287,652	1,970,416

		153,298,252

Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	28,655	355,035
Agree Realty Corp.	13,926	862,019
Alexander & Baldwin Inc.	24,104	270,447
Alexander’s Inc.	746	205,859
Alexandria Real Estate Equities Inc.	40,126	5,499,670
American Assets Trust Inc.	15,049	376,225
American Campus Communities Inc.	44,929	1,246,780
American Finance Trust Inc.	34,550	215,938
American Homes 4 Rent, Class A	86,225	2,000,420
American Tower Corp.	144,752	31,519,748
Americold Realty Trust(b)	62,229	2,118,275
Apartment Investment & Management Co., Class A	48,808	1,715,601
Apple Hospitality REIT Inc.	66,019	605,394
Armada Hoffler Properties Inc.	18,031	192,932
Ashford Hospitality Trust Inc.	22,254	16,450
AvalonBay Communities Inc.	46,001	6,769,967
Bluerock Residential Growth REIT Inc.	5,913	32,935
Boston Properties Inc.	50,801	4,685,376
Braemar Hotels & Resorts Inc.	9,549	16,233
Brandywine Realty Trust	59,820	629,306
Brixmor Property Group Inc.	96,818	919,771
Brookfield Property REIT Inc., Class A	24,160	205,118
BRT Apartments Corp.	6,595	67,599
Camden Property Trust	30,330	2,403,349
CareTrust REIT Inc.	30,861	456,434
CatchMark Timber Trust Inc., Class A	20,509	148,075
CBL & Associates Properties Inc.(b)	3,426	686
Cedar Realty Trust Inc.	26,736	24,947
Chatham Lodging Trust	15,566	92,462
City Office REIT Inc.	15,647	113,128
Clipper Realty Inc.	8,040	41,647
Colony Capital Inc.	156,706	274,236
Columbia Property Trust Inc.	38,861	485,763
Community Healthcare Trust Inc.	6,986	267,424
CoreCivic Inc.	36,872	411,860
CorEnergy Infrastructure Trust Inc.	4,664	85,724
CorePoint Lodging Inc.	13,913	54,539
CoreSite Realty Corp.	12,704	1,472,394
Corporate Office Properties Trust	36,119	799,313
Cousins Properties Inc.	48,038	1,406,072
Crown Castle International Corp.	136,610	19,726,484
CubeSmart	62,509	1,674,616
CyrusOne Inc.(b)	36,362	2,245,354
DiamondRock Hospitality Co.	65,286	331,653
Digital Realty Trust Inc.	85,751	11,911,671
Diversified Healthcare Trust	77,375	280,871
Douglas Emmett Inc.	54,332	1,657,669
Duke Realty Corp.	121,518	3,934,753
Easterly Government Properties Inc.	24,496	603,581
EastGroup Properties Inc.	12,316	1,286,776
Empire State Realty Trust Inc., Class A	46,725	418,656

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	25,001	$605,524
Equinix Inc.	28,003	17,489,834
Equity Commonwealth	38,872	1,232,631
Equity LifeStyle Properties Inc.	56,693	3,258,714
Equity Residential	119,961	7,402,793
Essential Properties Realty Trust Inc.	28,085	366,790
Essex Property Trust Inc.	21,596	4,756,303
Extra Space Storage Inc.(b)	41,392	3,963,698
Farmland Partners Inc.(b)	10,364	62,909
Federal Realty Investment Trust	24,606	1,835,854
First Industrial Realty Trust Inc.	41,502	1,379,111
Four Corners Property Trust Inc.	21,417	400,712
Franklin Street Properties Corp.	33,933	194,436
Front Yard Residential Corp.	16,786	200,593
Gaming and Leisure Properties Inc.	67,313	1,865,243
GEO Group Inc. (The)	38,561	468,902
Getty Realty Corp.	10,662	253,116
Gladstone Commercial Corp.	11,883	170,640
Gladstone Land Corp.(b)	7,251	85,924
Global Medical REIT Inc.	14,121	142,905
Global Net Lease Inc.	30,692	410,352
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20,714	422,773
Healthcare Realty Trust Inc.	44,202	1,234,562
Healthcare Trust of America Inc., Class A	71,570	1,737,720
Healthpeak Properties Inc.	167,485	3,994,517
Hersha Hospitality Trust	11,537	41,302
Highwoods Properties Inc.	32,782	1,161,138
Host Hotels & Resorts Inc.	236,158	2,607,184
Hudson Pacific Properties Inc.	49,458	1,254,255
Independence Realty Trust Inc.	29,967	267,905
Industrial Logistics Properties Trust	19,861	348,362
Innovative Industrial Properties Inc.	5,352	406,377
Investors Real Estate Trust	3,648	200,640
Invitation Homes Inc.	175,273	3,745,584
Iron Mountain Inc.	93,744	2,231,107
iStar Inc.	19,233	204,062
JBG SMITH Properties	39,855	1,268,585
Jernigan Capital Inc.	7,428	81,411
Kilroy Realty Corp.	34,065	2,169,941
Kimco Realty Corp.	132,753	1,283,722
Kite Realty Group Trust	24,813	234,979
Lamar Advertising Co., Class A	28,084	1,440,148
Lexington Realty Trust	78,229	776,814
Life Storage Inc.	15,087	1,426,476
LTC Properties Inc.	11,965	369,719
Macerich Co. (The)	45,421	255,720
Mack-Cali Realty Corp.	29,142	443,833
Medical Properties Trust Inc.	168,240	2,908,870
Mid-America Apartment Communities Inc.	37,033	3,815,510
Monmouth Real Estate Investment Corp.	33,209	400,168
National Health Investors Inc.	13,687	677,780
National Retail Properties Inc.	56,019	1,803,252
National Storage Affiliates Trust	18,865	558,404
New Senior Investment Group Inc.	26,295	67,315
NexPoint Residential Trust Inc.	7,538	190,033
Office Properties Income Trust	15,388	419,323
Omega Healthcare Investors Inc.	73,809	1,958,891
One Liberty Properties Inc.	3,565	49,660
Outfront Media Inc.	47,244	636,849

36

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Paramount Group Inc.	68,881	$606,153
Park Hotels & Resorts Inc.	79,724	630,617
Pebblebrook Hotel Trust(b)	41,599	453,013
Pennsylvania REIT(b)	21,060	19,198
Physicians Realty Trust	60,546	844,011
Piedmont Office Realty Trust Inc., Class A	40,991	723,901
PotlatchDeltic Corp.	21,081	661,733
Preferred Apartment Communities Inc., Class A	11,873	85,248
Prologis Inc.	241,363	19,398,344
PS Business Parks Inc.	6,399	867,193
Public Storage(b)	48,883	9,708,653
QTS Realty Trust Inc., Class A(b)	19,648	1,139,781
Rayonier Inc.	43,103	1,015,076
Realty Income Corp.	107,064	5,338,211
Regency Centers Corp.	54,007	2,075,489
Retail Opportunity Investments Corp.	35,136	291,277
Retail Properties of America Inc., Class A	67,438	348,654
Retail Value Inc.	5,154	63,137
Rexford Industrial Realty Inc.	37,912	1,554,771
RLJ Lodging Trust	55,476	428,275
RPT Realty	22,444	135,337
Ryman Hospitality Properties Inc.	14,465	518,570
Sabra Health Care REIT Inc.	64,794	707,551
Safehold Inc.	4,265	269,676
Saul Centers Inc.	3,934	128,799
SBA Communications Corp.	36,891	9,959,463
Seritage Growth Properties, Class A	10,292	93,760
Service Properties Trust	51,877	280,136
Simon Property Group Inc.	101,655	5,576,793
SITE Centers Corp.	47,955	249,846
SL Green Realty Corp.	26,336	1,135,082
Spirit Realty Capital Inc.	32,478	849,300
STAG Industrial Inc.	49,227	1,108,592
STORE Capital Corp.	69,960	1,267,675
Summit Hotel Properties Inc.	35,434	149,532
Sun Communities Inc.	29,719	3,710,417
Sunstone Hotel Investors Inc.	75,602	658,493
Tanger Factory Outlet Centers Inc.(b)	28,277	141,385
Taubman Centers Inc.	18,686	782,570
Terreno Realty Corp.	22,396	1,158,993
UDR Inc.	95,088	3,474,516
UMH Properties Inc.	11,806	128,213
Uniti Group Inc.	62,454	376,598
Universal Health Realty Income Trust	4,005	403,744
Urban Edge Properties	36,522	321,759
Urstadt Biddle Properties Inc., Class A	11,164	157,412
Ventas Inc.	122,105	3,272,414
VEREIT Inc.	356,308	1,742,346
VICI Properties Inc.	151,313	2,517,848
Vornado Realty Trust	57,139	2,069,003
Washington Prime Group Inc.(b)	54,828	44,142
Washington REIT	28,729	685,761
Weingarten Realty Investors	39,039	563,333
Welltower Inc.	134,762	6,169,404
Weyerhaeuser Co.	246,292	4,174,649
Whitestone REIT	11,125	68,975
WP Carey Inc.	56,521	3,282,740
Xenia Hotels & Resorts Inc.	37,222	383,387

		307,750,059

Security	Shares	Value

Food & Staples Retailing — 1.5%
Andersons Inc. (The)	11,926	$223,613
BJ’s Wholesale Club Holdings Inc.(a)	36,638	933,170
Casey’s General Stores Inc.	12,080	1,600,479
Chefs’ Warehouse Inc. (The)(a)(b)	9,106	91,697
Costco Wholesale Corp.	144,819	41,292,242
Grocery Outlet Holding Corp.(a)(b)	18,032	619,219
Ingles Markets Inc., Class A	5,182	187,381
Kroger Co. (The)	262,643	7,910,807
Natural Grocers by Vitamin Cottage Inc.(b)	2,222	18,909
Performance Food Group Co.(a)	37,368	923,737
PriceSmart Inc.(b)	7,147	375,575
Rite Aid Corp.(a)(b)	17,758	266,370
SpartanNash Co.	10,915	156,303
Sprouts Farmers Market Inc.(a)	37,158	690,767
Sysco Corp.	155,377	7,089,853
U.S. Foods Holding Corp.(a)	70,426	1,247,244
United Natural Foods Inc.(a)	16,195	148,670
Village Super Market Inc., Class A	1,480	36,378
Walgreens Boots Alliance Inc.	247,822	11,337,857
Walmart Inc.	458,022	52,040,460
Weis Markets Inc.	3,314	138,061

		127,328,792

Food Products — 1.2%
Alico Inc.	1,060	32,902
Archer-Daniels-Midland Co.	183,368	6,450,886
B&G Foods Inc.	20,358	368,276
Beyond Meat Inc.(a)(b)	15,508	1,032,833
Bunge Ltd.	44,426	1,822,799
Calavo Growers Inc.	5,066	292,258
Cal-Maine Foods Inc.	10,079	443,274
Campbell Soup Co.	54,425	2,512,258
Conagra Brands Inc.	158,913	4,662,507
Darling Ingredients Inc.(a)	54,401	1,042,867
Farmer Bros. Co.(a)(b)	2,031	14,136
Flowers Foods Inc.	63,294	1,298,793
Fresh Del Monte Produce Inc.	10,860	299,845
Freshpet Inc.(a)(b)	11,990	765,801
General Mills Inc.	198,977	10,500,016
Hain Celestial Group Inc. (The)(a)(b)	28,279	734,406
Hershey Co. (The)	47,673	6,316,673
Hormel Foods Corp.	92,336	4,306,551
Hostess Brands Inc.(a)	38,940	415,100
Ingredion Inc.	21,600	1,630,800
J&J Snack Foods Corp.	4,947	598,587
JM Smucker Co. (The)	35,839	3,978,129
John B Sanfilippo & Son Inc.	2,354	210,448
Kellogg Co.	81,487	4,888,405
Kraft Heinz Co. (The)(b)	206,581	5,110,814
Lamb Weston Holdings Inc.	48,555	2,772,491
Lancaster Colony Corp.	6,182	894,164
Landec Corp.(a)(b)	7,712	67,017
Limoneira Co.	5,709	74,788
McCormick & Co. Inc./MD, NVS	40,130	5,666,757
Mondelez International Inc., Class A	468,395	23,457,222
Pilgrim’s Pride Corp.(a)	18,014	326,414
Post Holdings Inc.(a)	21,855	1,813,309
Sanderson Farms Inc.(b)	6,353	783,452
Seaboard Corp.	75	210,960
Seneca Foods Corp., Class A(a)	2,579	102,593
Simply Good Foods Co. (The)(a)	27,322	526,222

37

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tootsie Roll Industries Inc.	4,602	$165,472
TreeHouse Foods Inc.(a)	18,969	837,481
Tyson Foods Inc., Class A	94,759	5,483,703

		102,911,409

Gas Utilities — 0.2%
Atmos Energy Corp.	40,003	3,969,498
Chesapeake Utilities Corp.	5,485	470,119
National Fuel Gas Co.	27,065	1,009,254
New Jersey Resources Corp.	31,917	1,084,221
Northwest Natural Holding Co.	10,420	643,435
ONE Gas Inc.	17,491	1,462,597
RGC Resources Inc.	3,013	87,166
South Jersey Industries Inc.	30,910	772,750
Southwest Gas Holdings Inc.	18,231	1,268,148
Spire Inc.	16,378	1,219,833
UGI Corp.	68,022	1,814,147

		13,801,168

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	567,590	44,788,527
ABIOMED Inc.(a)(b)	14,393	2,089,288
Accuray Inc.(a)(b)	21,265	40,403
Align Technology Inc.(a)	25,907	4,506,523
Alphatec Holdings Inc.(a)(b)	17,652	60,899
AngioDynamics Inc.(a)	12,316	128,456
Antares Pharma Inc.(a)	45,213	106,703
Apyx Medical Corp.(a)	16,454	59,070
AtriCure Inc.(a)	11,911	400,090
Atrion Corp.	524	340,600
Avanos Medical Inc.(a)	14,546	391,724
Axogen Inc.(a)	10,019	104,198
Axonics Modulation Technologies Inc.(a)(b)	4,969	126,262
Baxter International Inc.	158,912	12,902,065
Becton Dickinson and Co.	88,223	20,270,999
Boston Scientific Corp.(a)	457,487	14,927,801
Cantel Medical Corp.(b)	12,021	431,554
Cardiovascular Systems Inc.(a)	12,058	424,562
Cerus Corp.(a)(b)	46,842	217,815
Conformis Inc.(a)(b)	24,339	15,334
CONMED Corp.	8,497	486,623
Cooper Companies Inc. (The)	15,977	4,404,380
CryoLife Inc.(a)	12,800	216,576
CryoPort Inc.(a)(b)	8,284	141,408
Cutera Inc.(a)	4,892	63,889
CytoSorbents Corp.(a)(b)	9,036	69,848
Danaher Corp.	203,063	28,105,950
Dentsply Sirona Inc.	72,561	2,817,544
DexCom Inc.(a)(b)	29,874	8,044,172
Edwards Lifesciences Corp.(a)(b)	68,371	12,896,138
ElectroCore Inc.(a)	6,669	6,336
Envista Holdings Corp.(a)(b)	47,091	703,540
GenMark Diagnostics Inc.(a)(b)	14,023	57,775
Glaukos Corp.(a)(b)	13,003	401,273
Globus Medical Inc., Class A(a)	24,115	1,025,611
Haemonetics Corp.(a)	16,556	1,649,971
Heska Corp.(a)	2,285	126,360
Hill-Rom Holdings Inc.	22,187	2,232,012
Hologic Inc.(a)	85,086	2,986,519
ICU Medical Inc.(a)	6,250	1,261,062
IDEXX Laboratories Inc.(a)	28,137	6,815,907

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inogen Inc.(a)(b)	5,625	$290,587
Insulet Corp.(a)(b)	19,399	3,214,026
Integer Holdings Corp.(a)	11,004	691,711
Integra LifeSciences Holdings Corp.(a)	23,307	1,041,124
IntriCon Corp.(a)(b)	2,215	26,071
Intuitive Surgical Inc.(a)	37,747	18,692,692
Invacare Corp.	9,599	71,321
iRhythm Technologies Inc.(a)(b)	9,199	748,339
Lantheus Holdings Inc.(a)	14,273	182,123
LeMaitre Vascular Inc.(b)	5,720	142,542
LivaNova PLC(a)	16,221	734,000
Masimo Corp.(a)	15,425	2,732,076
Medtronic PLC	442,330	39,889,319
Meridian Bioscience Inc.(a)	12,203	102,505
Merit Medical Systems Inc.(a)	17,036	532,375
Mesa Laboratories Inc.	1,266	286,230
Misonix Inc.(a)(b)	4,135	38,952
Natus Medical Inc.(a)	10,709	247,699
Neogen Corp.(a)(b)	17,046	1,141,912
Neuronetics Inc.(a)(b)	2,863	5,411
Nevro Corp.(a)	10,154	1,015,197
Novocure Ltd.(a)	28,618	1,927,136
NuVasive Inc.(a)	17,420	882,497
OraSure Technologies Inc.(a)	19,751	212,521
Orthofix Medical Inc.(a)	5,566	155,904
OrthoPediatrics Corp.(a)(b)	3,433	136,084
Penumbra Inc.(a)(b)	10,323	1,665,410
Pulse Biosciences Inc.(a)(b)	2,883	20,642
Quidel Corp.(a)(b)	11,857	1,159,733
ResMed Inc.	46,890	6,906,428
Rockwell Medical Inc.(a)(b)	16,305	33,425
RTI Surgical Holdings Inc.(a)(b)	17,016	29,097
SeaSpine Holdings Corp.(a)	6,982	57,043
Senseonics Holdings Inc.(a)(b)	21,178	13,416
Shockwave Medical Inc.(a)(b)	8,270	274,399
SI-BONE Inc.(a)	3,859	46,115
Sientra Inc.(a)(b)	12,511	24,897
Silk Road Medical Inc.(a)(b)	5,022	158,093
STAAR Surgical Co.(a)(b)	13,758	443,833
Steris PLC	27,892	3,904,043
Stryker Corp.	113,026	18,817,699
Surmodics Inc.(a)	4,607	153,505
Tactile Systems Technology Inc.(a)(b)	5,675	227,908
Tandem Diabetes Care Inc.(a)(b)	18,019	1,159,523
Teleflex Inc.	15,287	4,476,951
TransEnterix Inc.(a)	3,811	1,341
TransMedics Group Inc.(a)(b)	3,389	40,939
Utah Medical Products Inc.	1,015	95,461
Varex Imaging Corp.(a)	11,910	270,476
Varian Medical Systems Inc.(a)(b)	30,367	3,117,476
ViewRay Inc.(a)(b)	25,201	63,002
West Pharmaceutical Services Inc.	23,844	3,630,249
Wright Medical Group NV(a)(b)	42,768	1,225,303
Zimmer Biomet Holdings Inc.	67,681	6,841,195

		306,843,723

Health Care Providers & Services — 2.8%
1Life Healthcare Inc.(a)	6,320	114,708
Acadia Healthcare Co. Inc.(a)	27,718	508,625
Addus HomeCare Corp.(a)	4,244	286,894
Amedisys Inc.(a)	10,135	1,860,178

38

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
American Renal Associates Holdings Inc.(a)	2,642	$17,464
AmerisourceBergen Corp.	48,930	4,330,305
AMN Healthcare Services Inc.(a)(b)	14,683	848,824
Anthem Inc.	83,594	18,979,182
BioTelemetry Inc.(a)	10,950	421,684
Brookdale Senior Living Inc.(a)	59,761	186,454
Cardinal Health Inc.	97,079	4,653,967
Centene Corp.(a)	191,110	11,353,845
Chemed Corp.	5,126	2,220,583
Cigna Corp.(a)	120,749	21,394,308
Community Health Systems Inc.(a)(b)	35,931	120,010
CorVel Corp.(a)	2,469	134,585
Covetrus Inc.(a)(b)	31,482	256,263
Cross Country Healthcare Inc.(a)	14,481	97,602
CVS Health Corp.	427,803	25,381,552
DaVita Inc.(a)	28,836	2,193,266
Encompass Health Corp.	32,779	2,098,839
Ensign Group Inc. (The)	16,564	622,972
Enzo Biochem Inc.(a)(b)	12,269	31,041
Genesis Healthcare Inc.(a)(b)	16,984	14,311
Guardant Health Inc.(a)(b)	12,461	867,286
Hanger Inc.(a)	11,713	182,489
HCA Healthcare Inc.	89,176	8,012,464
HealthEquity Inc.(a)	22,035	1,114,751
Henry Schein Inc.(a)(b)	48,932	2,472,045
Humana Inc.	43,499	13,659,556
Joint Corp. (The)(a)	5,399	58,579
Laboratory Corp. of America Holdings(a)	31,914	4,033,610
LHC Group Inc.(a)	9,896	1,387,419
Magellan Health Inc.(a)	7,612	366,213
McKesson Corp.	53,479	7,233,570
MEDNAX Inc.(a)	25,076	291,885
Molina Healthcare Inc.(a)	19,842	2,772,126
National HealthCare Corp.	4,267	306,072
National Research Corp.	4,527	205,888
Option Care Health Inc.(a)(b)	13,210	125,099
Owens & Minor Inc.	18,953	173,420
Patterson Companies Inc.	25,975	397,158
Pennant Group Inc. (The)(a)	8,281	117,259
PetIQ Inc.(a)	6,340	147,278
Premier Inc., Class A(a)(b)	20,150	659,308
Progyny Inc.(a)(b)	4,045	85,714
Providence Service Corp. (The)(a)	3,671	201,464
Quest Diagnostics Inc.	43,333	3,479,640
R1 RCM Inc.(a)(b)	31,537	286,671
RadNet Inc.(a)	11,628	122,210
Select Medical Holdings Corp.(a)	36,746	551,190
Surgery Partners Inc.(a)(b)	10,672	69,688
Tenet Healthcare Corp.(a)	33,242	478,685
Tivity Health Inc.(a)(b)	14,186	89,230
Triple-S Management Corp., Class B(a)	7,725	108,922
U.S. Physical Therapy Inc.	4,294	296,286
UnitedHealth Group Inc.	311,529	77,689,102
Universal Health Services Inc., Class B(b)	25,972	2,573,306

		228,743,045

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	56,981	401,146
Castlight Health Inc., Class B(a)	37,788	27,324
Cerner Corp.	103,428	6,514,930
Change Healthcare Inc.(a)	74,232	741,578

Security	Shares	Value

Health Care Technology (continued)
Computer Programs & Systems Inc.	3,305	$73,536
Evolent Health Inc., Class A(a)	20,842	113,172
Health Catalyst Inc.(a)	6,437	168,327
HealthStream Inc.(a)	8,396	201,084
HMS Holdings Corp.(a)	28,668	724,440
Inovalon Holdings Inc., Class A(a)(b)	25,179	419,482
Inspire Medical Systems Inc.(a)	4,433	267,221
Livongo Health Inc.(a)(b)	16,871	481,330
NextGen Healthcare Inc.(a)	15,968	166,706
Omnicell Inc.(a)	14,058	921,924
OptimizeRx Corp.(a)(b)	6,297	57,051
Phreesia Inc.(a)	8,930	187,798
Schrodinger Inc.(a)(b)	4,513	194,601
Simulations Plus Inc.	3,463	120,928
Tabula Rasa HealthCare Inc.(a)(b)	5,713	298,733
Teladoc Health Inc.(a)(b)	23,781	3,686,293
Veeva Systems Inc., Class A(a)	43,197	6,754,715
Vocera Communications Inc.(a)(b)	9,509	201,971

		22,724,290

Hotels, Restaurants & Leisure — 1.7%
Aramark	81,289	1,623,341
BBX Capital Corp.	22,106	51,065
Biglari Holdings Inc., Class B, NVS(a)(b)	280	14,392
BJ’s Restaurants Inc.	7,351	102,105
Bloomin’ Brands Inc.	27,902	199,220
Bluegreen Vacations Corp.	4,738	27,386
Boyd Gaming Corp.	25,532	368,171
Brinker International Inc.	11,348	136,289
Caesars Entertainment Corp.(a)	189,667	1,282,149
Carnival Corp.	130,058	1,712,864
Carrols Restaurant Group Inc.(a)(b)	13,397	24,382
Century Casinos Inc.(a)(b)	6,605	15,918
Cheesecake Factory Inc. (The)(b)	14,103	240,879
Chipotle Mexican Grill Inc.(a)	8,459	5,535,570
Choice Hotels International Inc.	11,473	702,721
Churchill Downs Inc.	11,240	1,157,158
Chuy’s Holdings Inc.(a)(b)	4,742	47,752
Cracker Barrel Old Country Store Inc.	7,830	651,613
Darden Restaurants Inc.	40,157	2,186,950
Dave & Buster’s Entertainment Inc.	12,048	157,588
Del Taco Restaurants Inc.(a)	12,969	44,484
Denny’s Corp.(a)(b)	21,148	162,417
Dine Brands Global Inc.	5,504	157,855
Domino’s Pizza Inc.	13,513	4,379,158
Drive Shack Inc.(a)	18,650	28,348
Dunkin’ Brands Group Inc.	26,527	1,408,584
El Pollo Loco Holdings Inc.(a)	8,895	75,163
Eldorado Resorts Inc.(a)	20,965	301,896
Everi Holdings Inc.(a)	20,035	66,115
Extended Stay America Inc.	60,785	444,338
Fiesta Restaurant Group Inc.(a)	8,716	35,125
Golden Entertainment Inc.(a)	6,371	42,112
Hilton Grand Vacations Inc.(a)(b)	28,088	442,948
Hilton Worldwide Holdings Inc.	90,156	6,152,245
Hyatt Hotels Corp., Class A	12,216	585,146
International Game Technology PLC	30,303	180,303
J Alexander’s Holdings Inc.(a)	4,602	17,626
Jack in the Box Inc.	7,948	278,577
Las Vegas Sands Corp.(b)	110,685	4,700,792
Lindblad Expeditions Holdings Inc.(a)(b)	9,849	41,070

39

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International Inc./MD, Class A	90,207	$6,748,386
Marriott Vacations Worldwide Corp.	14,273	793,293
McDonald’s Corp.	248,376	41,068,972
MGM Resorts International	157,707	1,860,943
Monarch Casino & Resort Inc.(a)	4,401	123,536
Nathan’s Famous Inc.	961	58,621
Noodles & Co.(a)	3,716	17,502
Norwegian Cruise Line Holdings Ltd.(a)	70,710	774,982
Papa John’s International Inc.	6,788	362,276
Penn National Gaming Inc.(a)	34,423	435,451
Planet Fitness Inc., Class A(a)	27,064	1,318,017
PlayAGS Inc.(a)	7,314	19,382
Potbelly Corp.(a)(b)	8,679	26,818
RCI Hospitality Holdings Inc.(b)	3,513	35,025
Red Lion Hotels Corp.(a)(b)	4,396	6,418
Red Robin Gourmet Burgers Inc.(a)	4,389	37,394
Red Rock Resorts Inc., Class A	21,373	182,739
Royal Caribbean Cruises Ltd.	56,622	1,821,530
Ruth’s Hospitality Group Inc.	10,194	68,096
Scientific Games Corp./DE, Class A(a)(b)	19,833	192,380
SeaWorld Entertainment Inc.(a)	16,931	186,580
Shake Shack Inc., Class A(a)(b)	9,531	359,700
Six Flags Entertainment Corp.	25,831	323,921
Starbucks Corp.	389,151	25,582,787
Target Hospitality Corp.(a)(b)	10,677	21,247
Texas Roadhouse Inc.	22,406	925,368
Twin River Worldwide Holdings Inc.	6,765	88,013
Vail Resorts Inc.	13,362	1,973,701
Wendy’s Co. (The)	63,072	938,511
Wingstop Inc.	9,133	727,900
Wyndham Destinations Inc.	29,166	632,902
Wyndham Hotels & Resorts Inc.	31,856	1,003,783
Wynn Resorts Ltd.	31,803	1,914,223
Yum China Holdings Inc.(b)	119,118	5,078,000
Yum! Brands Inc.	99,310	6,805,714

		138,295,926

Household Durables — 0.4%
Bassett Furniture Industries Inc.	2,993	16,312
Beazer Homes USA Inc.(a)	11,932	76,842
Cavco Industries Inc.(a)	2,952	427,863
Century Communities Inc.(a)(b)	8,286	120,230
DR Horton Inc.	110,639	3,761,726
Ethan Allen Interiors Inc.	7,362	75,240
Flexsteel Industries Inc.	2,575	28,222
Garmin Ltd.	48,244	3,616,370
GoPro Inc., Class A(a)(b)	38,268	100,262
Green Brick Partners Inc.(a)(b)	4,321	34,784
Hamilton Beach Brands Holding Co., Class A	3,038	28,891
Helen of Troy Ltd.(a)	8,264	1,190,264
Hooker Furniture Corp.	3,061	47,782
Installed Building Products Inc.(a)	7,353	293,164
iRobot Corp.(a)(b)	8,792	359,593
KB Home	28,056	507,814
La-Z-Boy Inc.	15,442	317,333
Leggett & Platt Inc.	43,759	1,167,490
Lennar Corp., Class A	90,358	3,451,676
Lennar Corp., Class B	4,463	129,070
LGI Homes Inc.(a)(b)	6,057	273,473
Lifetime Brands Inc.	2,551	14,413
Lovesac Co. (The)(a)(b)	3,346	19,507

Security	Shares	Value

Household Durables (continued)
M/I Homes Inc.(a)	8,815	$145,712
MDC Holdings Inc.	16,641	386,071
Meritage Homes Corp.(a)	12,417	453,345
Mohawk Industries Inc.(a)	19,353	1,475,473
Newell Brands Inc.	123,351	1,638,101
NVR Inc.(a)	1,076	2,764,362
PulteGroup Inc.	83,779	1,869,947
Skyline Champion Corp.(a)	16,273	255,161
Sonos Inc.(a)	22,534	191,088
Taylor Morrison Home Corp.(a)(b)	43,548	479,028
Tempur Sealy International Inc.(a)	14,667	641,095
Toll Brothers Inc.	38,130	734,002
TopBuild Corp.(a)	10,623	761,032
TRI Pointe Group Inc.(a)	48,394	424,415
Tupperware Brands Corp.(b)	16,282	26,377
Universal Electronics Inc.(a)	4,394	168,598
Whirlpool Corp.	20,322	1,743,628
ZAGG Inc.(a)(b)	8,860	27,555

		30,243,311

Household Products — 1.7%
Central Garden & Pet Co.(a)	3,156	86,790
Central Garden & Pet Co., Class A, NVS(a)	14,070	359,770
Church & Dwight Co. Inc.(b)	80,646	5,175,860
Clorox Co. (The)	41,598	7,206,854
Colgate-Palmolive Co.	276,995	18,381,388
Energizer Holdings Inc.	20,509	620,397
Kimberly-Clark Corp.	112,470	14,381,539
Oil-Dri Corp. of America	1,370	45,813
Procter & Gamble Co. (The)	802,119	88,233,090
Reynolds Consumer Products Inc.	15,583	454,556
Spectrum Brands Holdings Inc.	13,659	496,778
WD-40 Co.	4,347	873,095

		136,315,930

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	217,428	2,957,021
Atlantic Power Corp.(a)(b)	34,085	72,942
Clearway Energy Inc., Class A	10,025	172,129
Clearway Energy Inc., Class C	27,891	524,351
Ormat Technologies Inc.	13,319	901,164
Sunnova Energy International Inc.(a)(b)	8,925	89,875
TerraForm Power Inc., Class A	25,789	406,692
Vistra Energy Corp.	138,868	2,216,333

		7,340,507

Industrial Conglomerates — 1.1%
3M Co.	184,385	25,170,396
Carlisle Companies Inc.	17,999	2,254,915
General Electric Co.	2,851,813	22,643,395
Honeywell International Inc.	237,006	31,709,033
Raven Industries Inc.	10,879	230,961
Roper Technologies Inc.	33,613	10,480,870

		92,489,570

Insurance — 2.3%
Aflac Inc.	238,676	8,172,266
Alleghany Corp.	4,538	2,506,564
Allstate Corp. (The)	104,809	9,614,130
Ambac Financial Group Inc.(a)	15,686	193,565
American Equity Investment Life Holding Co.	27,480	516,624
American Financial Group Inc./OH	24,347	1,706,238
American International Group Inc.	286,608	6,950,244

40

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American National Insurance Co.	2,160	$177,941
AMERISAFE Inc.	5,221	336,598
Aon PLC	75,667	12,488,082
Arch Capital Group Ltd.(a)	126,912	3,611,916
Argo Group International Holdings Ltd.	9,974	369,636
Arthur J Gallagher & Co.(b)	61,919	5,047,018
Assurant Inc.	20,285	2,111,466
Assured Guaranty Ltd.	31,592	814,758
Athene Holding Ltd., Class A(a)	43,598	1,082,102
Axis Capital Holdings Ltd.	26,816	1,036,438
Benefytt Technologies Inc.(a)	3,515	78,701
Brighthouse Financial Inc.(a)	36,537	883,099
Brown & Brown Inc.	77,591	2,810,346
BRP Group Inc., Class A(a)(b)	6,607	69,704
Chubb Ltd.	148,491	16,584,960
Cincinnati Financial Corp.	49,772	3,755,297
Citizens Inc./TX(a)(b)	11,424	74,484
CNA Financial Corp.	9,765	303,106
CNO Financial Group Inc.	45,332	561,663
Crawford & Co., Class A, NVS	9,830	70,776
Donegal Group Inc., Class A	2,247	34,154
eHealth Inc.(a)(b)	7,567	1,065,585
Employers Holdings Inc.	10,234	414,579
Enstar Group Ltd.(a)(b)	3,939	626,498
Erie Indemnity Co., Class A, NVS	7,914	1,173,171
Everest Re Group Ltd.	13,227	2,545,139
FBL Financial Group Inc., Class A	2,967	138,470
FedNat Holding Co.	3,364	38,619
Fidelity National Financial Inc.	85,925	2,137,814
First American Financial Corp.	36,597	1,552,079
Genworth Financial Inc., Class A(a)	163,527	542,910
Global Indemnity Ltd.	3,104	79,152
Globe Life Inc.	35,214	2,534,352
Goosehead Insurance Inc., Class A(a)	3,453	154,107
Greenlight Capital Re Ltd., Class A(a)	8,472	50,408
Hallmark Financial Services Inc.(a)	4,312	17,420
Hanover Insurance Group Inc. (The)	12,342	1,117,938
Hartford Financial Services Group Inc. (The)	117,134	4,127,802
HCI Group Inc.	2,399	96,560
Heritage Insurance Holdings Inc.	7,022	75,206
Horace Mann Educators Corp.	11,325	414,382
Independence Holding Co.	2,322	59,350
Investors Title Co.	389	49,792
James River Group Holdings Ltd.	8,648	313,404
Kemper Corp.	21,309	1,584,750
Kinsale Capital Group Inc.	6,379	666,797
Lincoln National Corp.	65,566	1,725,697
Loews Corp.(b)	82,016	2,856,617
Markel Corp.(a)	4,487	4,163,442
Marsh & McLennan Companies Inc.	166,641	14,407,781
MBIA Inc.(a)(b)	28,251	201,712
Mercury General Corp.	8,557	348,441
MetLife Inc.	255,042	7,796,634
National General Holdings Corp.	23,904	395,611
National Western Life Group Inc., Class A	754	129,688
NI Holdings Inc.(a)(b)	4,454	60,396
Old Republic International Corp.	90,732	1,383,663
Palomar Holdings Inc.(a)(b)	6,460	375,714
Primerica Inc.	13,849	1,225,360
Principal Financial Group Inc.	90,700	2,842,538

Security	Shares	Value

Insurance (continued)
ProAssurance Corp.	17,330	$433,250
Progressive Corp. (The)	192,022	14,178,905
ProSight Global Inc.(a)(b)	5,518	53,801
Protective Insurance Corp., Class B, NVS	2,597	35,709
Prudential Financial Inc.	131,420	6,852,239
Reinsurance Group of America Inc.	20,374	1,714,268
RenaissanceRe Holdings Ltd.	14,599	2,179,923
RLI Corp.	12,880	1,132,538
Safety Insurance Group Inc.	4,541	383,397
Selective Insurance Group Inc.	18,689	928,843
State Auto Financial Corp.(b)	4,518	125,555
Stewart Information Services Corp.	7,103	189,437
Third Point Reinsurance Ltd.(a)	23,570	174,654
Tiptree Inc.	13,332	69,593
Travelers Companies Inc. (The)	83,858	8,331,292
Trupanion Inc.(a)(b)	10,161	264,491
United Fire Group Inc.	7,115	232,020
United Insurance Holdings Corp.	4,553	42,070
Universal Insurance Holdings Inc.	10,418	186,691
Unum Group	66,828	1,003,088
Watford Holdings Ltd.(a)	6,542	95,840
White Mountains Insurance Group Ltd.(b)	978	889,980
Willis Towers Watson PLC	42,635	7,241,555
WR Berkley Corp.	47,648	2,485,796

		190,676,389

Interactive Media & Services — 4.6%
Alphabet Inc., Class A(a)(b)	98,692	114,675,169
Alphabet Inc., Class C, NVS(a)	98,828	114,918,187
Cargurus Inc.(a)	23,993	454,427
Cars.com Inc.(a)	22,600	97,180
DHI Group Inc.(a)(b)	24,401	52,706
Eventbrite Inc., Class A(a)(b)	11,812	86,228
EverQuote Inc., Class A(a)	4,257	111,746
Facebook Inc., Class A(a)	787,728	131,393,030
IAC/InterActiveCorp.(a)	24,592	4,407,624
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	21,810	39,258
Match Group Inc.(a)(b)	17,956	1,185,814
Meet Group Inc. (The)(a)	17,634	103,512
QuinStreet Inc.(a)	14,931	120,195
Travelzoo(a)	417	1,639
TripAdvisor Inc.	33,366	580,235
TrueCar Inc.(a)	29,138	70,514
Twitter Inc.(a)	250,424	6,150,413
Yelp Inc.(a)(b)	22,600	407,478
Zillow Group Inc., Class A(a)(b)	17,823	605,447
Zillow Group Inc., Class C, NVS(a)(b)	41,077	1,479,594

		376,940,396

Internet & Direct Marketing Retail — 3.7%
1-800-Flowers.com Inc., Class A(a)(b)	7,624	100,866
Amazon.com Inc.(a)	137,841	268,751,354
Booking Holdings Inc.(a)	13,761	18,512,948
Duluth Holdings Inc., Class B(a)(b)	2,306	9,247
eBay Inc.(b)	249,680	7,505,381
Etsy Inc.(a)	38,976	1,498,237
Expedia Group Inc.	43,703	2,459,168
Groupon Inc.(a)(b)	140,452	137,671
Grubhub Inc.(a)(b)	30,280	1,233,304
Lands’ End Inc.(a)(b)	4,458	23,806
Leaf Group Ltd.(a)	10,121	13,562

41

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Liquidity Services Inc.(a)	6,920	$26,850
PetMed Express Inc.	5,840	168,075
Quotient Technology Inc.(a)	24,525	159,412
Qurate Retail Inc., Series A(a)	128,168	782,466
RealReal Inc. (The)(a)(b)	17,003	119,191
Rubicon Project Inc. (The)(a)(b)	15,486	85,948
Shutterstock Inc.	5,749	184,888
Stamps.com Inc.(a)	5,527	718,952
Stitch Fix Inc., Class A(a)(b)	13,548	172,060
Waitr Holdings Inc.(a)(b)	16,946	20,844
Wayfair Inc., Class A(a)(b)	20,729	1,107,758

		303,791,988

IT Services — 5.3%
Accenture PLC, Class A	210,071	34,296,191
Akamai Technologies Inc.(a)	52,329	4,787,580
Alliance Data Systems Corp.	13,204	444,315
Amdocs Ltd.	44,445	2,443,142
Automatic Data Processing Inc.(b)	143,384	19,597,725
Black Knight Inc.(a)	46,797	2,717,034
Booz Allen Hamilton Holding Corp.	45,466	3,120,786
Brightcove Inc.(a)(b)	8,448	58,883
Broadridge Financial Solutions Inc.	37,873	3,591,497
CACI International Inc., Class A(a)	8,243	1,740,509
Cardtronics PLC, Class A(a)(b)	13,484	282,085
Cass Information Systems Inc.	4,167	146,512
Cognizant Technology Solutions Corp., Class A	182,194	8,466,555
Conduent Inc.(a)	62,571	153,299
CSG Systems International Inc.	10,065	421,220
DXC Technology Co.	83,922	1,095,182
Endurance International Group Holdings Inc.(a)	30,195	58,276
EPAM Systems Inc.(a)(b)	17,002	3,156,591
Euronet Worldwide Inc.(a)	16,198	1,388,493
EVERTEC Inc.	19,498	443,190
Evo Payments Inc., Class A(a)(b)	11,952	182,866
Exela Technologies Inc.(a)(b)	18,154	3,722
ExlService Holdings Inc.(a)	11,259	585,806
Fidelity National Information Services Inc.	200,981	24,447,329
Fiserv Inc.(a)(b)	185,820	17,651,042
FleetCor Technologies Inc.(a)	28,100	5,241,774
Gartner Inc.(a)(b)	28,470	2,834,758
Genpact Ltd.	61,267	1,788,996
Global Payments Inc.	98,128	14,153,001
GoDaddy Inc., Class A(a)(b)	57,191	3,266,178
GTT Communications Inc.(a)(b)	13,577	107,937
Hackett Group Inc. (The)	7,457	94,853
I3 Verticals Inc., Class A(a)	4,386	83,729
Information Services Group Inc.(a)(b)	9,658	24,821
International Business Machines Corp.	292,333	32,428,500
International Money Express Inc.(a)(b)	6,678	60,970
Jack Henry & Associates Inc.(b)	25,294	3,926,641
KBR Inc.	47,665	985,712
Leidos Holdings Inc.(b)	44,252	4,055,696
Limelight Networks Inc.(a)	35,616	203,011
LiveRamp Holdings Inc.(a)	21,898	720,882
ManTech International Corp./VA, Class A	8,610	625,689
Mastercard Inc., Class A	292,228	70,590,596
MAXIMUS Inc.	21,421	1,246,702
MongoDB Inc.(a)(b)	13,699	1,870,461
NIC Inc.(b)	20,070	461,610
Okta Inc.(a)(b)	34,353	4,199,998

Security	Shares	Value

IT Services (continued)
Paychex Inc.	106,036	$6,671,785
PayPal Holdings Inc.(a)	387,239	37,074,262
Paysign Inc.(a)(b)	9,627	49,675
Perficient Inc.(a)(b)	9,631	260,904
Perspecta Inc.	45,736	834,225
PRGX Global Inc.(a)(b)	10,247	28,692
Sabre Corp.	88,751	526,293
Science Applications International Corp.	19,180	1,431,403
Square Inc., Class A(a)	112,967	5,917,211
Switch Inc., Class A	19,056	274,978
Sykes Enterprises Inc.(a)	11,240	304,829
TTEC Holdings Inc.	5,616	206,220
Tucows Inc., Class A(a)	2,849	137,493
Twilio Inc., Class A(a)(b)	40,249	3,601,883
Unisys Corp.(a)(b)	15,689	193,759
VeriSign Inc.(a)	34,181	6,155,656
Verra Mobility Corp.(a)(b)	44,982	321,171
Virtusa Corp.(a)(b)	9,331	265,000
Visa Inc., Class A	564,747	90,992,037
Western Union Co. (The)	138,848	2,517,314
WEX Inc.(a)	13,987	1,462,341

		439,479,476

Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	11,350	291,922
American Outdoor Brands Corp.(a)	18,090	150,147
Brunswick Corp./DE	25,599	905,437
Callaway Golf Co.	28,542	291,699
Clarus Corp.	53	519
Escalade Inc.	2,992	17,802
Hasbro Inc.	41,741	2,986,569
Johnson Outdoors Inc., Class A	1,828	114,616
Malibu Boats Inc., Class A(a)(b)	7,772	223,756
Marine Products Corp.	1,471	11,886
MasterCraft Boat Holdings Inc.(a)(b)	6,378	46,559
Mattel Inc.(a)	109,774	967,109
Polaris Inc.	18,776	904,064
Sturm Ruger & Co. Inc.	5,079	258,572
Vista Outdoor Inc.(a)	19,077	167,878
YETI Holdings Inc.(a)(b)	18,221	355,674

		7,694,209

Life Sciences Tools & Services — 1.2%
Accelerate Diagnostics Inc.(a)(b)	6,659	55,469
Adaptive Biotechnologies Corp.(a)	21,998	611,104
Agilent Technologies Inc.	101,672	7,281,749
Avantor Inc.(a)	103,140	1,288,219
Bio-Rad Laboratories Inc., Class A(a)	7,027	2,463,385
Bio-Techne Corp.	12,353	2,342,376
Bruker Corp.(b)	33,977	1,218,415
Charles River Laboratories International Inc.(a)	16,069	2,028,069
ChromaDex Corp.(a)(b)	22,577	73,601
Codexis Inc.(a)(b)	16,196	180,747
Fluidigm Corp.(a)(b)	22,339	56,741
Illumina Inc.(a)(b)	48,241	13,175,582
IQVIA Holdings Inc.(a)	57,949	6,250,379
Luminex Corp.	15,390	423,687
Medpace Holdings Inc.(a)	8,919	654,476
Mettler-Toledo International Inc.(a)	7,874	5,437,076
NanoString Technologies Inc.(a)(b)	9,718	233,718
NeoGenomics Inc.(a)(b)	31,066	857,732

42

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Pacific Biosciences of California Inc.(a)(b)	41,394	$126,666
PerkinElmer Inc.(b)	36,736	2,765,486
PPD Inc.(a)	22,396	398,873
PRA Health Sciences Inc.(a)	20,311	1,686,625
QIAGEN NV(a)(b)	73,652	3,063,923
Quanterix Corp.(a)(b)	3,080	56,580
Repligen Corp.(a)	16,859	1,627,568
Syneos Health Inc.(a)	19,741	778,190
Thermo Fisher Scientific Inc.	131,409	37,267,592
Waters Corp.(a)(b)	20,957	3,815,222

		96,219,250

Machinery — 1.7%
AGCO Corp.	20,764	981,099
Alamo Group Inc.	2,964	263,144
Albany International Corp., Class A(b)	9,691	458,675
Allison Transmission Holdings Inc.	36,864	1,202,135
Altra Industrial Motion Corp.	21,822	381,667
Astec Industries Inc.	7,310	255,631
Barnes Group Inc.	14,931	624,564
Blue Bird Corp.(a)(b)	5,342	58,388
Briggs & Stratton Corp.(b)	14,443	26,142
Caterpillar Inc.	176,633	20,496,493
Chart Industries Inc.(a)	11,727	339,848
CIRCOR International Inc.(a)	5,324	61,918
Colfax Corp.(a)(b)	31,498	623,660
Columbus McKinnon Corp./NY	7,946	198,650
Commercial Vehicle Group Inc.(a)(b)	10,323	15,588
Crane Co.	16,848	828,585
Cummins Inc.	48,308	6,537,039
Deere & Co.	93,194	12,875,683
Donaldson Co. Inc.	41,893	1,618,327
Douglas Dynamics Inc.	6,612	234,792
Dover Corp.	47,658	4,000,413
Eastern Co. (The)	2,732	53,274
Energy Recovery Inc.(a)(b)	10,707	79,660
Enerpac Tool Group Corp.	19,090	315,940
EnPro Industries Inc.	6,281	248,602
ESCO Technologies Inc.(b)	7,954	603,788
Evoqua Water Technologies Corp.(a)	24,093	270,083
Federal Signal Corp.	20,835	568,379
Flowserve Corp.	42,963	1,026,386
Fortive Corp.	97,263	5,367,945
Franklin Electric Co. Inc.	15,842	746,633
Gates Industrial Corp. PLC(a)(b)	14,270	105,313
Gencor Industries Inc.(a)	2,376	24,948
Gorman-Rupp Co. (The)	5,698	177,835
Graco Inc.	55,261	2,692,869
Graham Corp.	3,128	40,351
Greenbrier Companies Inc. (The)	10,084	178,890
Helios Technologies Inc.	9,856	373,740
Hillenbrand Inc.	24,682	471,673
Hurco Companies Inc.	1,961	57,065
Hyster-Yale Materials Handling Inc.	3,037	121,753
IDEX Corp.	24,847	3,431,619
Illinois Tool Works Inc.	105,467	14,988,970
Ingersoll Rand Inc.(a)	113,450	2,813,560
ITT Inc.	28,138	1,276,340
John Bean Technologies Corp.	10,338	767,803
Kadant Inc.	3,399	253,735
Kennametal Inc.	26,716	497,452

Security	Shares	Value

Machinery (continued)
LB Foster Co., Class A(a)	4,250	$52,530
Lincoln Electric Holdings Inc.	19,053	1,314,657
Lindsay Corp.(b)	3,675	336,556
Luxfer Holdings PLC	8,792	124,319
Lydall Inc.(a)	5,142	33,217
Manitowoc Co. Inc. (The)(a)	11,126	94,571
Meritor Inc.(a)	25,309	335,344
Middleby Corp. (The)(a)	18,190	1,034,647
Miller Industries Inc./TN	3,230	91,344
Mueller Industries Inc.	18,694	447,534
Mueller Water Products Inc., Class A	55,039	440,862
Navistar International Corp.(a)	16,585	273,487
NN Inc.	17,285	29,903
Nordson Corp.(b)	18,688	2,524,188
Omega Flex Inc.	877	74,019
Oshkosh Corp.	22,716	1,461,320
PACCAR Inc.	111,404	6,810,127
Parker-Hannifin Corp.	42,037	5,453,460
Park-Ohio Holdings Corp.	2,540	48,108
Pentair PLC	55,615	1,655,102
Proto Labs Inc.(a)(b)	8,654	658,829
RBC Bearings Inc.(a)	8,099	913,486
REV Group Inc.	11,296	47,104
Rexnord Corp.	36,132	819,112
Snap-on Inc.	18,164	1,976,606
Spartan Motors Inc.(b)	10,252	132,353
SPX Corp.(a)	14,753	481,538
SPX FLOW Inc.(a)(b)	14,018	398,392
Standex International Corp.	3,670	179,903
Stanley Black & Decker Inc.	50,057	5,005,700
Tennant Co.	5,576	323,129
Terex Corp.	21,767	312,574
Timken Co. (The)	21,784	704,495
Titan International Inc.	13,789	21,373
Toro Co. (The)	35,239	2,293,707
TriMas Corp.(a)(b)	16,236	375,052
Trinity Industries Inc.	34,588	555,829
Twin Disc Inc.(a)	2,680	18,706
Wabash National Corp.	20,286	146,465
WABCO Holdings Inc.(a)	17,108	2,310,435
Watts Water Technologies Inc., Class A	9,580	810,947
Welbilt Inc.(a)	45,061	231,163
Westinghouse Air Brake Technologies Corp.	58,617	2,821,236
Woodward Inc.	17,658	1,049,592
Xylem Inc./NY	59,358	3,865,987

		138,726,055

Marine — 0.0%
Costamare Inc.	21,813	98,595
Eagle Bulk Shipping Inc.(a)(b)	18,277	33,812
Genco Shipping & Trading Ltd.	4,750	30,495
Kirby Corp.(a)(b)	18,893	821,279
Matson Inc.	14,481	443,408
Safe Bulkers Inc.(a)(b)	29,214	34,765
Scorpio Bulkers Inc.	21,553	54,529

		1,516,883

Media — 1.4%
Altice USA Inc., Class A(a)	99,200	2,211,168
AMC Networks Inc., Class A(a)	13,966	339,513
Boston Omaha Corp., Class A(a)(b)	4,255	77,058

43

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Cable One Inc.	1,450	$2,383,814
Cardlytics Inc.(a)	5,456	190,742
Central European Media Enterprises Ltd., Class A(a)(b)	22,616	70,788
Charter Communications Inc., Class A(a)(b)	49,438	21,570,294
Clear Channel Outdoor Holdings Inc.(a)(b)	12,259	7,846
Comcast Corp., Class A	1,484,520	51,037,798
comScore Inc.(a)	16,950	47,799
Cumulus Media Inc., Class A(a)	5,501	29,815
Daily Journal Corp.(a)	220	50,226
Discovery Inc., Class A(a)(b)	50,048	972,933
Discovery Inc., Class C, NVS(a)(b)	110,716	1,941,959
DISH Network Corp., Class A(a)(b)	85,201	1,703,168
Emerald Holding Inc.	11,298	29,262
Entercom Communications Corp., Class A	40,036	68,462
Entravision Communications Corp., Class A	24,292	49,313
EW Scripps Co. (The), Class A, NVS	16,545	124,749
Fluent Inc.(a)	4,665	5,458
Fox Corp., Class A, NVS(b)	112,358	2,655,020
Fox Corp., Class B(a)	52,132	1,192,780
Gannett Co. Inc.	37,099	54,906
Gray Television Inc.(a)(b)	31,957	343,218
Hemisphere Media Group Inc.(a)(b)	8,899	75,997
Interpublic Group of Companies Inc. (The)	126,012	2,040,134
John Wiley & Sons Inc., Class A	14,816	555,452
Liberty Broadband Corp., Class A(a)	8,466	905,862
Liberty Broadband Corp., Class C, NVS(a)(b)	34,992	3,874,314
Liberty Latin America Ltd., Class A(a)	13,913	146,365
Liberty Latin America Ltd., Class C, NVS(a)(b)	36,263	372,058
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	28,388	899,616
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	50,679	1,602,470
Loral Space & Communications Inc.(a)	3,760	61,100
MDC Partners Inc., Class A(a)	14,306	20,744
Meredith Corp.	13,310	162,648
MSG Networks Inc., Class A(a)(b)	11,720	119,544
National CineMedia Inc.	21,360	69,634
New York Times Co. (The), Class A	52,612	1,615,714
News Corp., Class A, NVS(b)	130,216	1,168,689
News Corp., Class B	37,983	341,467
Nexstar Media Group Inc., Class A	14,815	855,270
Omnicom Group Inc.	70,568	3,874,183
Saga Communications Inc., Class A	1,352	37,193
Scholastic Corp., NVS	8,461	215,671
Sinclair Broadcast Group Inc., Class A	21,209	341,041
Sirius XM Holdings Inc.(b)	445,288	2,199,723
TechTarget Inc.(a)	9,075	187,036
TEGNA Inc.	73,631	799,633
Tribune Publishing Co.	6,563	53,226
ViacomCBS Inc., Class A	1,806	32,201
ViacomCBS Inc., Class B, NVS	177,114	2,481,367
WideOpenWest Inc.(a)(b)	6,686	31,825

		112,298,266

Metals & Mining — 0.4%
Alcoa Corp.(a)(b)	60,349	371,750
Allegheny Technologies Inc.(a)	39,695	337,408
Carpenter Technology Corp.	16,231	316,505
Century Aluminum Co.(a)(b)	15,451	55,933
Cleveland-Cliffs Inc.(b)	125,028	493,861
Coeur Mining Inc.(a)(b)	73,497	235,925
Commercial Metals Co.	38,343	605,436
Compass Minerals International Inc.	10,908	419,631

Security	Shares	Value

Metals & Mining (continued)
Contura Energy Inc.(a)(b)	6,157	$14,469
Ferroglobe PLC(a)(c)	15,827	0	(e)
Freeport-McMoRan Inc.	482,108	3,254,229
Gold Resource Corp.(b)	15,479	42,567
Haynes International Inc.	3,555	73,269
Hecla Mining Co.	155,062	282,213
Kaiser Aluminum Corp.	5,300	367,184
Materion Corp.	5,957	208,555
Newmont Corp.	269,061	12,183,082
NovaGold Resources Inc.(a)(b)	74,788	551,935
Nucor Corp.	99,618	3,588,240
Olympic Steel Inc.	2,559	26,486
Ramaco Resources Inc.(a)	1,908	4,560
Reliance Steel & Aluminum Co.	21,682	1,899,126
Royal Gold Inc.	21,619	1,896,202
Ryerson Holding Corp.(a)	3,276	17,428
Schnitzer Steel Industries Inc., Class A	7,575	98,778
Southern Copper Corp.	26,163	736,750
Steel Dynamics Inc.	67,761	1,527,333
SunCoke Energy Inc.	31,837	122,572
Synalloy Corp.(a)	4,425	38,630
TimkenSteel Corp.(a)(b)	12,142	39,219
U.S. Steel Corp.(b)	59,995	378,568
Warrior Met Coal Inc.	17,121	181,825
Worthington Industries Inc.	13,584	356,580

		30,726,249

Mortgage Real Estate Investment — 0.1%
AG Mortgage Investment Trust Inc.	13,660	37,428
AGNC Investment Corp.	180,636	1,911,129
Annaly Capital Management Inc.	477,404	2,420,438
Anworth Mortgage Asset Corp.	23,903	27,010
Apollo Commercial Real Estate Finance Inc.	49,714	368,878
Ares Commercial Real Estate Corp.	8,863	61,952
Arlington Asset Investment Corp., Class A	6,220	13,622
ARMOUR Residential REIT Inc.(b)	18,047	158,994
Blackstone Mortgage Trust Inc., Class A	40,795	759,603
Capstead Mortgage Corp.	28,086	117,961
Cherry Hill Mortgage Investment Corp.	4,320	26,784
Chimera Investment Corp.	60,973	554,854
Colony Credit Real Estate Inc.	28,420	111,975
Dynex Capital Inc.	5,474	57,149
Ellington Financial Inc.	8,719	49,785
Exantas Capital Corp.	9,235	25,489
Granite Point Mortgage Trust Inc.	19,603	99,387
Great Ajax Corp.	7,564	48,107
Invesco Mortgage Capital Inc.	53,709	183,148
KKR Real Estate Finance Trust Inc.	7,955	119,405
Ladder Capital Corp.	33,795	160,188
MFA Financial Inc.	143,021	221,683
New Residential Investment Corp.	136,301	682,868
New York Mortgage Trust Inc.	144,071	223,310
Orchid Island Capital Inc.	21,909	64,632
PennyMac Mortgage Investment Trust(d)	29,235	310,476
Ready Capital Corp.	11,585	83,644
Redwood Trust Inc.	37,775	191,141
Starwood Property Trust Inc.	90,699	929,665
TPG RE Finance Trust Inc.	17,955	98,573
Two Harbors Investment Corp.	88,162	335,897

44

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Western Asset Mortgage Capital Corp.	13,501	$30,917

		10,486,092

Multi-Utilities — 1.0%
Ameren Corp.	81,042	5,902,289
Avista Corp.	21,586	917,189
Black Hills Corp.	19,519	1,249,802
CenterPoint Energy Inc.	164,993	2,549,142
CMS Energy Corp.	93,740	5,507,225
Consolidated Edison Inc.	109,113	8,510,814
Dominion Energy Inc.	270,859	19,553,311
DTE Energy Co.	60,853	5,779,209
MDU Resources Group Inc.	67,185	1,444,477
NiSource Inc.	124,376	3,105,669
NorthWestern Corp.	16,635	995,272
Public Service Enterprise Group Inc.	166,014	7,455,689
Sempra Energy	93,271	10,538,690
Unitil Corp.	4,185	218,959
WEC Energy Group Inc.	104,197	9,182,882

		82,910,619

Multiline Retail — 0.4%
Big Lots Inc.	13,030	185,287
Dillard’s Inc., Class A(b)	4,102	151,569
Dollar General Corp.	83,900	12,669,739
Dollar Tree Inc.(a)	77,566	5,698,774
JC Penney Co. Inc.(a)(b)	101,230	36,443
Kohl’s Corp.	52,821	770,658
Macy’s Inc.	99,251	487,322
Nordstrom Inc.(b)	35,144	539,109
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	17,094	792,136
Target Corp.	161,426	15,007,775

		36,338,812

Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.(a)	51,204	6,196
Altus Midstream Co., Class A(a)	25,320	18,990
Amplify Energy Corp.	5,798	3,281
Antero Midstream Corp.	88,686	186,241
Antero Resources Corp.(a)(b)	85,539	60,981
Apache Corp.	124,665	521,100
Arch Coal Inc., Class A	5,889	170,192
Ardmore Shipping Corp.	16,714	87,748
Berry Corp.	17,975	43,320
Bonanza Creek Energy Inc.(a)(b)	6,570	73,912
Brigham Minerals Inc., Class A	5,204	43,037
Cabot Oil & Gas Corp.	133,261	2,290,757
California Resources Corp.(a)(b)	14,688	14,688
Callon Petroleum Co.(a)(b)	125,124	68,555
Centennial Resource Development Inc./DE, Class A(a)(b)	58,627	15,419
Cheniere Energy Inc.(a)	75,749	2,537,591
Chesapeake Energy Corp.(a)(b)	423,549	73,147
Chevron Corp.	628,373	45,531,908
Cimarex Energy Co.	33,657	566,447
Clean Energy Fuels Corp.(a)	52,491	93,434
CNX Resources Corp.(a)	66,911	355,966
Concho Resources Inc.	65,942	2,825,615
ConocoPhillips	357,846	11,021,657
CONSOL Energy Inc.(a)(b)	9,184	33,889
Continental Resources Inc./OK(b)	28,412	217,068
CVR Energy Inc.	9,567	158,142

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings Inc.	23,561	$371,321
Denbury Resources Inc.(a)(b)	179,894	33,208
Devon Energy Corp.	125,619	868,027
DHT Holdings Inc.	32,645	250,387
Diamond S Shipping Inc.(a)	8,095	95,602
Diamondback Energy Inc.	53,426	1,399,761
Dorian LPG Ltd.(a)	8,362	72,833
Earthstone Energy Inc., Class A(a)(b)	8,121	14,293
Energy Fuels Inc./Canada(a)(b)	32,384	38,213
EOG Resources Inc.	191,529	6,879,722
EQT Corp.	84,972	600,752
Equitrans Midstream Corp.	67,938	341,728
Evolution Petroleum Corp.	4,591	11,982
Extraction Oil & Gas Inc.(a)(b)	38,067	16,064
Exxon Mobil Corp.	1,395,301	52,979,579
Falcon Minerals Corp.	12,464	26,798
GasLog Ltd.	12,906	46,720
Golar LNG Ltd.	30,020	236,558
Goodrich Petroleum Corp.(a)(b)	6,880	29,309
Green Plains Inc.	11,323	54,917
Gulfport Energy Corp.(a)	58,930	26,206
Hallador Energy Co.	11,416	10,833
Hess Corp.	88,847	2,958,605
HighPoint Resources Corp.(a)(b)	38,705	7,354
HollyFrontier Corp.	49,918	1,223,490
International Seaways Inc.	9,243	220,815
Kinder Morgan Inc./DE	644,209	8,967,389
Kosmos Energy Ltd.	117,559	105,286
Laredo Petroleum Inc.(a)(b)	3,133	1,190
Magnolia Oil & Gas Corp., Class A(a)(b)	32,650	130,600
Marathon Oil Corp.	261,299	859,674
Marathon Petroleum Corp.	211,269	4,990,174
Matador Resources Co.(a)(b)	33,893	84,055
Montage Resources Corp.(a)(b)	2,703	6,082
Murphy Oil Corp.	49,464	303,214
NACCO Industries Inc., Class A	1,452	40,627
Noble Energy Inc.	155,087	936,725
Nordic American Tankers Ltd.	45,481	206,029
Northern Oil and Gas Inc.(a)	112,346	74,497
Oasis Petroleum Inc.(a)(b)	103,203	36,121
Occidental Petroleum Corp.(b)	294,062	3,405,238
ONEOK Inc.	135,652	2,958,570
Overseas Shipholding Group Inc., Class A(a)(b)	9,865	22,394
Panhandle Oil and Gas Inc., Class A	4,184	15,439
Par Pacific Holdings Inc.(a)	13,611	96,638
Parsley Energy Inc., Class A	94,465	541,284
PBF Energy Inc., Class A	37,934	268,573
PDC Energy Inc.(a)	33,188	206,097
Peabody Energy Corp.	25,735	74,631
Penn Virginia Corp.(a)(b)	4,488	13,868
PetroCorp Inc. Escrow(a)(c)	1,248	0	(e)
Phillips 66	146,174	7,842,235
Pioneer Natural Resources Co.	54,046	3,791,327
QEP Resources Inc.	78,358	26,211
Range Resources Corp.(b)	68,310	155,747
Renewable Energy Group Inc.(a)	12,221	250,897
REX American Resources Corp.(a)	1,920	89,299
Ring Energy Inc.(a)(b)	15,365	10,121
Rosehill Resources Inc.(a)(b)	9,324	3,823
SandRidge Energy Inc.(a)(b)	10,991	9,882

45

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers Inc.(b)	13,150	$251,428
SFL Corp. Ltd.	26,541	251,343
SilverBow Resources Inc.(a)	3,057	7,551
SM Energy Co.	35,952	43,861
Southwestern Energy Co.(a)	191,242	323,199
Talos Energy Inc.(a)	6,157	35,403
Targa Resources Corp.	75,912	524,552
Teekay Corp.(a)	24,006	75,859
Teekay Tankers Ltd., Class A(a)	7,196	160,039
Tellurian Inc.(a)(b)	29,130	26,331
Unit Corp.(a)(b)	6,927	1,801
Uranium Energy Corp.(a)(b)	58,401	32,705
Valero Energy Corp.	134,581	6,104,594
W&T Offshore Inc.(a)	29,571	50,271
Whiting Petroleum Corp.(a)(b)	7,824	5,245
Williams Companies Inc. (The)	399,016	5,646,076
World Fuel Services Corp.	21,399	538,827
WPX Energy Inc.(a)(b)	137,333	418,866

		186,856,246

Paper & Forest Products — 0.0%
Boise Cascade Co.	11,572	275,182
Clearwater Paper Corp.(a)(b)	5,473	119,366
Domtar Corp.	19,624	424,663
Louisiana-Pacific Corp.	35,067	602,451
Neenah Inc.	5,578	240,579
PH Glatfelter Co.	12,577	153,691
Schweitzer-Mauduit International Inc.	9,174	255,221
Verso Corp., Class A(a)	10,948	123,494

		2,194,647

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)	12,930	220,457
Coty Inc., Class A	93,821	484,116
Edgewell Personal Care Co.(a)	18,204	438,352
elf Beauty Inc.(a)(b)	6,519	64,147
Estee Lauder Companies Inc. (The), Class A(b)	72,083	11,485,705
Herbalife Nutrition Ltd.(a)(b)	32,458	946,475
Inter Parfums Inc.	6,079	281,762
Lifevantage Corp.(a)	7,906	81,432
Medifast Inc.	3,780	236,250
Nature’s Sunshine Products Inc.(a)	3,471	28,219
Nu Skin Enterprises Inc., Class A	17,605	384,669
Revlon Inc., Class A(a)(b)	3,416	37,337
USANA Health Sciences Inc.(a)(b)	4,380	252,989

		14,941,910

Pharmaceuticals — 4.6%
AcelRx Pharmaceuticals Inc.(a)(b)	37,757	44,553
Aclaris Therapeutics Inc.(a)(b)	7,413	7,710
Aerie Pharmaceuticals Inc.(a)(b)	14,568	196,668
Akorn Inc.(a)(b)	28,700	16,106
Allergan PLC	108,069	19,139,020
Amneal Pharmaceuticals Inc.(a)	27,675	96,309
Amphastar Pharmaceuticals Inc.(a)(b)	12,554	186,301
ANI Pharmaceuticals Inc.(a)	3,270	133,220
Arvinas Holding Co. LLC(a)(b)	7,523	303,177
Assertio Therapeutics Inc.(a)	17,480	11,362
Axsome Therapeutics Inc.(a)(b)	8,590	505,350
Baudax Bio Inc.(a)(b)	1,754	4,350
BioDelivery Sciences International Inc.(a)	26,356	99,889
Bristol-Myers Squibb Co.	770,716	42,959,710

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics Inc.(a)(b)	11,086	$146,446
Catalent Inc.(a)	50,374	2,616,929
Chiasma Inc.(a)(b)	12,439	45,402
Collegium Pharmaceutical Inc.(a)(b)	11,346	185,280
Corcept Therapeutics Inc.(a)(b)	33,940	403,547
CorMedix Inc.(a)(b)	12,263	44,024
Cymabay Therapeutics Inc.(a)	18,771	27,781
Elanco Animal Health Inc.(a)(b)	130,258	2,916,477
Eli Lilly & Co.	280,346	38,889,597
Eloxx Pharmaceuticals Inc.(a)(b)	6,855	13,436
Endo International PLC(a)	73,379	271,502
Evolus Inc.(a)(b)	2,654	11,014
Fulcrum Therapeutics Inc.(a)(b)	7,168	85,586
Horizon Therapeutics PLC(a)	61,660	1,826,369
Innoviva Inc.(a)	23,181	272,609
Intersect ENT Inc.(a)	9,610	113,879
Intra-Cellular Therapies Inc.(a)	14,942	229,659
Jazz Pharmaceuticals PLC(a)	17,989	1,794,223
Johnson & Johnson	875,610	114,818,739
Kala Pharmaceuticals Inc.(a)(b)	3,140	27,601
Lannett Co. Inc.(a)(b)	7,618	52,945
Liquidia Technologies Inc.(a)(b)	4,885	23,008
Mallinckrodt PLC(a)(b)	38,543	76,315
Marinus Pharmaceuticals Inc.(a)(b)	13,337	27,074
Menlo Therapeutics Inc.(a)(b)	2,911	7,802
Merck & Co. Inc.	839,561	64,595,823
Mylan NV(a)	168,310	2,509,502
MyoKardia Inc.(a)(b)	14,357	673,056
Nektar Therapeutics(a)(b)	54,533	973,414
NGM Biopharmaceuticals Inc.(a)	7,925	97,715
Ocular Therapeutix Inc.(a)(b)	18,488	91,516
Odonate Therapeutics Inc.(a)	3,601	99,424
Omeros Corp.(a)(b)	16,499	220,592
Optinose Inc.(a)(b)	5,109	22,939
Pacira BioSciences Inc.(a)	12,514	419,594
Paratek Pharmaceuticals Inc.(a)(b)	8,258	26,013
Perrigo Co. PLC	41,104	1,976,691
Pfizer Inc.	1,833,778	59,854,514
Phibro Animal Health Corp., Class A(b)	6,310	152,513
Prestige Consumer Healthcare Inc.(a)(b)	16,494	605,000
Reata Pharmaceuticals Inc., Class A(a)(b)	7,566	1,092,076
Recro Pharma Inc.(a)	4,333	35,401
Revance Therapeutics Inc.(a)(b)	16,348	241,950
SIGA Technologies Inc.(a)(b)	16,555	79,133
Supernus Pharmaceuticals Inc.(a)(b)	15,776	283,810
TherapeuticsMD Inc.(a)(b)	64,061	67,905
Theravance Biopharma Inc.(a)(b)	16,489	381,061
Tricida Inc.(a)(b)	7,426	163,372
Verrica Pharmaceuticals Inc.(a)(b)	5,823	63,645
WaVe Life Sciences Ltd.(a)(b)	6,807	63,782
Xeris Pharmaceuticals Inc.(a)(b)	12,284	23,954
Zoetis Inc.	157,789	18,570,187
Zogenix Inc.(a)	13,165	325,570
Zynerba Pharmaceuticals Inc.(a)(b)	7,570	28,993

		382,370,114

Professional Services — 0.5%
Acacia Research Corp.(a)	13,218	29,344
ASGN Inc.(a)	16,019	565,791
Barrett Business Services Inc.	2,123	84,156
BG Staffing Inc.	4,456	33,331

46

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
CBIZ Inc.(a)(b)	16,427	$343,653
CoreLogic Inc.	26,737	816,548
CoStar Group Inc.(a)	11,906	6,991,322
CRA International Inc.	3,203	107,012
Equifax Inc.	39,905	4,766,652
Exponent Inc.	17,469	1,256,196
Forrester Research Inc.(a)	4,395	128,466
Franklin Covey Co.(a)	4,047	62,890
FTI Consulting Inc.(a)(b)	12,374	1,482,034
GP Strategies Corp.(a)(b)	3,238	21,079
Heidrick & Struggles International Inc.	5,410	121,725
Huron Consulting Group Inc.(a)	6,930	314,345
ICF International Inc.	5,810	399,147
IHS Markit Ltd.	128,242	7,694,520
InnerWorkings Inc.(a)(b)	13,186	15,428
Insperity Inc.	12,739	475,165
Kelly Services Inc., Class A, NVS	12,184	154,615
Kforce Inc.	6,016	153,829
Korn Ferry	19,192	466,749
ManpowerGroup Inc.	19,983	1,058,899
Mistras Group Inc.(a)	4,599	19,592
Nielsen Holdings PLC	115,936	1,453,838
Resources Connection Inc.	7,828	85,873
Robert Half International Inc.	37,280	1,407,320
TransUnion	61,980	4,101,836
TriNet Group Inc.(a)(b)	14,064	529,650
TrueBlue Inc.(a)	12,088	154,243
Upwork Inc.(a)	17,746	114,462
Verisk Analytics Inc.	52,808	7,360,379
Willdan Group Inc.(a)(b)	2,737	58,490

		42,828,579

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	4,355	33,403
CBRE Group Inc., Class A(a)	110,651	4,172,649
Consolidated-Tomoka Land Co.	1,195	54,169
Cushman & Wakefield PLC(a)(b)	38,371	450,476
eXp World Holdings Inc.(a)	9,409	79,600
Forestar Group Inc.(a)(b)	5,154	53,344
FRP Holdings Inc.(a)	1,914	82,302
Griffin Industrial Realty Inc.	193	6,311
Howard Hughes Corp. (The)(a)(b)	13,201	666,915
Jones Lang LaSalle Inc.	16,662	1,682,529
Kennedy-Wilson Holdings Inc.	38,252	513,342
Marcus & Millichap Inc.(a)(b)	6,741	182,681
Maui Land & Pineapple Co. Inc.(a)(b)	3,997	43,687
Newmark Group Inc., Class A	43,998	186,991
Rafael Holdings Inc., Class B(a)(b)	3,549	45,463
RE/MAX Holdings Inc., Class A	5,381	117,952
Realogy Holdings Corp.	38,024	114,452
Redfin Corp.(a)(b)	28,013	431,960
RMR Group Inc. (The), Class A	4,901	132,180
St. Joe Co. (The)(a)(b)	10,132	170,015
Stratus Properties Inc.(a)	1,961	34,690
Tejon Ranch Co.(a)	9,743	136,987

		9,392,098

Road & Rail — 1.0%
AMERCO	2,884	837,946
ArcBest Corp.	7,504	131,470
Avis Budget Group Inc.(a)(b)	19,114	265,685

Security	Shares	Value

Road & Rail (continued)
Covenant Transportation Group Inc., Class A(a)	3,241	$28,100
CSX Corp.	242,983	13,922,926
Daseke Inc.(a)(b)	7,781	10,893
Heartland Express Inc.	14,379	267,018
Hertz Global Holdings Inc.(a)(b)	32,880	203,198
JB Hunt Transport Services Inc.(b)	28,087	2,590,464
Kansas City Southern(b)	31,741	4,036,820
Knight-Swift Transportation Holdings Inc.(b)	39,996	1,311,869
Landstar System Inc.(b)	13,050	1,250,973
Lyft Inc., Class A(a)(b)	63,747	1,711,607
Marten Transport Ltd.	11,301	231,897
Norfolk Southern Corp.	84,853	12,388,538
Old Dominion Freight Line Inc.(b)	32,357	4,247,180
Ryder System Inc.	17,760	469,574
Saia Inc.(a)	8,613	633,400
Schneider National Inc., Class B	17,850	345,219
U.S. Xpress Enterprises Inc., Class A(a)	6,727	22,468
Uber Technologies Inc.(a)(b)	313,114	8,742,143
Union Pacific Corp.	228,876	32,280,671
Universal Logistics Holdings Inc.(b)	1,481	19,401
Werner Enterprises Inc.	15,954	578,492
YRC Worldwide Inc.(a)(b)	8,528	14,327

		86,542,279

Semiconductors & Semiconductor Equipment — 4.2%
Adesto Technologies Corp.(a)(b)	10,130	113,355
Advanced Energy Industries Inc.(a)	12,988	629,788
Advanced Micro Devices Inc.(a)	339,663	15,447,873
Alpha & Omega Semiconductor Ltd.(a)	5,238	33,576
Ambarella Inc.(a)	10,417	505,850
Amkor Technology Inc.(a)	35,108	273,491
Analog Devices Inc.	121,040	10,851,236
Applied Materials Inc.(b)	303,830	13,921,491
Axcelis Technologies Inc.(a)	12,739	233,251
AXT Inc.(a)	12,123	38,915
Broadcom Inc.	127,308	30,184,727
Brooks Automation Inc.	23,035	702,567
Cabot Microelectronics Corp.	9,729	1,110,468
CEVA Inc.(a)	6,803	169,599
Cirrus Logic Inc.(a)	18,569	1,218,683
Cohu Inc.	13,382	165,669
Cree Inc.(a)(b)	34,640	1,228,334
Cypress Semiconductor Corp.	122,620	2,859,498
Diodes Inc.(a)	13,277	539,511
DSP Group Inc.(a)	7,034	94,256
Enphase Energy Inc.(a)(b)	30,357	980,228
Entegris Inc.	43,919	1,966,254
First Solar Inc.(a)(b)	27,445	989,667
FormFactor Inc.(a)	24,597	494,154
Ichor Holdings Ltd.(a)	8,845	169,470
Impinj Inc.(a)	5,664	94,645
Inphi Corp.(a)(b)	15,217	1,204,730
Intel Corp.	1,410,860	76,355,743
KLA Corp.	51,650	7,424,171
Lam Research Corp.	47,671	11,441,040
Lattice Semiconductor Corp.(a)	41,738	743,771
MACOM Technology Solutions Holdings Inc.(a)(b)	13,217	250,198
Marvell Technology Group Ltd.	217,594	4,924,152
Maxim Integrated Products Inc.	88,319	4,293,187
MaxLinear Inc.(a)(b)	22,579	263,497
Microchip Technology Inc.	77,010	5,221,278

47

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology Inc.(a)	364,420	$15,327,505
MKS Instruments Inc.	17,509	1,426,108
Monolithic Power Systems Inc.	13,828	2,315,637
NeoPhotonics Corp.(a)	8,167	59,211
NVE Corp.	1,327	69,044
NVIDIA Corp.	192,308	50,692,389
ON Semiconductor Corp.(a)	134,060	1,667,706
Onto Innovation Inc.(a)(b)	14,734	437,158
PDF Solutions Inc.(a)	7,500	87,900
Photronics Inc.(a)(b)	17,685	181,448
Power Integrations Inc.(b)	9,473	836,750
Qorvo Inc.(a)	38,356	3,092,644
QUALCOMM Inc.	376,436	25,465,895
Rambus Inc.(a)	32,960	365,856
Semtech Corp.(a)	21,760	816,000
Silicon Laboratories Inc.(a)	13,698	1,169,946
Skyworks Solutions Inc.	55,642	4,973,282
SMART Global Holdings Inc.(a)(b)	3,033	73,702
SunPower Corp.(a)(b)	23,839	120,864
Synaptics Inc.(a)(b)	11,738	679,278
Teradyne Inc.	55,519	3,007,464
Texas Instruments Inc.	309,005	30,878,870
Ultra Clean Holdings Inc.(a)	11,009	151,924
Universal Display Corp.	14,278	1,881,555
Veeco Instruments Inc.(a)	13,520	129,386
Xilinx Inc.(b)	82,491	6,429,349
Xperi Corp.	15,461	215,062

		349,690,256

Software — 8.7%
2U Inc.(a)	17,374	368,676
8x8 Inc.(a)(b)	29,158	404,130
A10 Networks Inc.(a)	17,964	111,556
ACI Worldwide Inc.(a)	38,263	924,051
Adobe Inc.(a)(b)	158,586	50,468,409
Agilysys Inc.(a)	7,839	130,911
Alarm.com Holdings Inc.(a)(b)	11,878	462,173
Altair Engineering Inc., Class A(a)(b)	12,455	330,058
Alteryx Inc., Class A(a)(b)	14,764	1,405,090
American Software Inc./GA, Class A	6,994	99,385
Anaplan Inc.(a)(b)	28,598	865,375
ANSYS Inc.(a)	27,598	6,415,707
Appfolio Inc., Class A(a)(b)	4,855	538,662
Appian Corp.(a)(b)	12,083	486,099
Aspen Technology Inc.(a)(b)	22,310	2,121,012
Atlassian Corp. PLC, Class A(a)	39,651	5,442,496
Autodesk Inc.(a)	72,751	11,356,431
Avalara Inc.(a)	15,126	1,128,400
Avaya Holdings Corp.(a)(b)	33,346	269,769
Benefitfocus Inc.(a)(b)	9,749	86,864
Bill.Com Holdings Inc.(a)(b)	3,238	110,740
Blackbaud Inc.	15,512	861,692
Blackline Inc.(a)(b)	14,638	770,105
Bottomline Technologies DE Inc.(a)	13,441	492,613
Box Inc., Class A(a)(b)	46,312	650,220
Cadence Design Systems Inc.(a)(b)	91,301	6,029,518
CDK Global Inc.	40,601	1,333,743
CERENCE Inc.(a)	12,024	185,170
Ceridian HCM Holding Inc.(a)	31,356	1,569,995
ChannelAdvisor Corp.(a)	5,994	43,516
Citrix Systems Inc.(b)	38,612	5,465,529

Security	Shares	Value

Software (continued)
Cloudera Inc.(a)(b)	82,215	$647,032
CommVault Systems Inc.(a)	13,235	535,753
Cornerstone OnDemand Inc.(a)	19,493	618,903
Coupa Software Inc.(a)(b)	21,158	2,956,407
Digimarc Corp.(a)	3,150	41,108
Digital Turbine Inc.(a)	25,010	107,793
DocuSign Inc.(a)	52,328	4,835,107
Domo Inc., Class B(a)(b)	5,425	53,925
Dropbox Inc., Class A(a)	68,749	1,244,357
Dynatrace Inc.(a)	42,882	1,022,307
Ebix Inc.(b)	8,182	124,203
eGain Corp.(a)(b)	7,121	52,197
Elastic NV(a)(b)	17,869	997,269
Envestnet Inc.(a)	16,374	880,594
Everbridge Inc.(a)	10,814	1,150,177
Fair Isaac Corp.(a)	9,370	2,883,055
FireEye Inc.(a)	65,945	697,698
Five9 Inc.(a)	20,075	1,534,934
ForeScout Technologies Inc.(a)	13,120	414,461
Fortinet Inc.(a)	46,969	4,751,854
GTY Technology Holdings Inc.(a)(b)	12,889	58,258
Guidewire Software Inc.(a)	27,585	2,187,766
HubSpot Inc.(a)(b)	13,498	1,797,799
Intelligent Systems Corp.(a)(b)	2,206	74,982
Intuit Inc.	82,018	18,864,140
j2 Global Inc.	14,813	1,108,753
LivePerson Inc.(a)	19,958	454,045
LogMeIn Inc.	15,628	1,301,500
Majesco(a)	2,203	12,028
Manhattan Associates Inc.(a)	20,859	1,039,195
Medallia Inc.(a)(b)	22,278	446,451
Microsoft Corp.	2,493,125	393,190,744
MicroStrategy Inc., Class A(a)	2,982	352,174
Mitek Systems Inc.(a)	8,505	67,019
MobileIron Inc.(a)	30,906	117,443
Model N Inc.(a)	11,717	260,235
New Relic Inc.(a)	16,620	768,509
NortonLifeLock Inc.	185,032	3,461,949
Nuance Communications Inc.(a)	96,199	1,614,219
Nutanix Inc., Class A(a)(b)	55,383	875,051
OneSpan Inc.(a)	8,526	154,747
Oracle Corp.	661,387	31,964,834
Pagerduty Inc.(a)(b)	13,734	237,324
Palo Alto Networks Inc.(a)(b)	31,189	5,113,748
Pareteum Corp.(a)	46,577	19,190
Paycom Software Inc.(a)(b)	16,122	3,256,805
Paylocity Holding Corp.(a)(b)	11,382	1,005,258
Pegasystems Inc.(b)	12,345	879,334
Ping Identity Holding Corp.(a)(b)	4,562	91,331
Pluralsight Inc., Class A(a)	20,882	229,284
Progress Software Corp.	14,215	454,880
Proofpoint Inc.(a)	18,678	1,916,176
PROS Holdings Inc.(a)	11,185	347,071
PTC Inc.(a)	33,777	2,067,490
Q2 Holdings Inc.(a)(b)	14,569	860,445
QAD Inc., Class A	4,192	167,387
Qualys Inc.(a)(b)	10,722	932,707
Rapid7 Inc.(a)(b)	15,545	673,565
RealPage Inc.(a)	25,791	1,365,118
RingCentral Inc., Class A(a)(b)	24,486	5,188,828

48

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Rosetta Stone Inc.(a)(b)	5,920	$82,998
SailPoint Technologies Holding Inc.(a)	27,710	421,746
salesforce.com Inc.(a)(b)	276,750	39,846,465
SecureWorks Corp., Class A(a)	1,918	22,076
ServiceNow Inc.(a)	61,376	17,589,134
ShotSpotter Inc.(a)	2,307	63,396
Smartsheet Inc., Class A(a)	28,115	1,167,054
SolarWinds Corp.(a)	13,295	208,333
Splunk Inc.(a)(b)	51,576	6,510,438
Sprout Social Inc., Class A(a)	5,688	90,780
SPS Commerce Inc.(a)	11,032	513,098
SS&C Technologies Holdings Inc.	73,719	3,230,367
SVMK Inc.(a)	27,107	366,216
Synchronoss Technologies Inc.(a)(b)	12,692	38,711
Synopsys Inc.(a)	48,957	6,305,172
Telaria Inc.(a)	13,973	83,838
Telenav Inc.(a)(b)	12,616	54,501
Tenable Holdings Inc.(a)	13,183	288,180
Teradata Corp.(a)	38,119	781,058
TiVo Corp.	35,444	250,944
Trade Desk Inc. (The), Class A(a)(b)	12,739	2,458,627
Tyler Technologies Inc.(a)(b)	12,524	3,714,117
Upland Software Inc.(a)(b)	7,269	194,955
Varonis Systems Inc.(a)(b)	10,254	652,872
Verint Systems Inc.(a)	21,235	913,105
VirnetX Holding Corp.(a)(b)	27,810	152,121
VMware Inc., Class A(a)(b)	25,265	3,059,591
Workday Inc., Class A(a)	54,787	7,134,363
Workiva Inc.(a)	11,323	366,073
Yext Inc.(a)	30,854	314,402
Zendesk Inc.(a)(b)	36,696	2,348,911
Zix Corp.(a)(b)	17,979	77,489
Zscaler Inc.(a)(b)	22,907	1,394,120
Zuora Inc., Class A(a)(b)	27,547	221,753

		712,372,015

Specialty Retail — 2.1%
Aaron’s Inc.	22,432	511,001
Abercrombie & Fitch Co., Class A	21,728	197,508
Advance Auto Parts Inc.	22,304	2,081,409
American Eagle Outfitters Inc.	54,403	432,504
America’s Car-Mart Inc./TX(a)(b)	2,336	131,634
Asbury Automotive Group Inc.(a)	6,386	352,699
Ascena Retail Group Inc.(a)(b)	2,594	3,606
At Home Group Inc.(a)(b)	14,624	29,540
AutoNation Inc.(a)	18,394	516,136
AutoZone Inc.(a)	7,779	6,581,034
Barnes & Noble Education Inc.(a)(b)	15,613	21,234
Bed Bath & Beyond Inc.(b)	37,848	159,340
Best Buy Co. Inc.	72,541	4,134,837
Boot Barn Holdings Inc.(a)	10,212	132,041
Buckle Inc. (The)	8,131	111,476
Burlington Stores Inc.(a)	21,721	3,441,910
Caleres Inc.	12,970	67,444
Camping World Holdings Inc., Class A	9,579	54,504
CarMax Inc.(a)	53,983	2,905,905
Carvana Co.(a)(b)	14,624	805,636
Cato Corp. (The), Class A	8,114	86,576
Chico’s FAS Inc.	38,756	49,995
Children’s Place Inc. (The)	5,400	105,624
Citi Trends Inc.	4,384	39,018

Security	Shares	Value

Specialty Retail (continued)
Conn’s Inc.(a)	7,296	$30,497
Container Store Group Inc. (The)(a)(b)	4,298	10,143
Designer Brands Inc. , Class A	21,383	106,487
Dick’s Sporting Goods Inc.	21,946	466,572
Express Inc.(a)(b)	25,206	37,557
Five Below Inc.(a)	17,673	1,243,826
Floor & Decor Holdings Inc., Class A(a)(b)	21,671	695,422
Foot Locker Inc.	34,912	769,810
GameStop Corp., Class A(b)	28,512	99,792
Gap Inc. (The)	70,062	493,236
Genesco Inc.(a)	6,176	82,388
GNC Holdings Inc., Class A(a)(b)	22,520	10,542
Group 1 Automotive Inc.	6,232	275,828
Guess? Inc.	17,637	119,402
Haverty Furniture Companies Inc.	5,532	65,775
Hibbett Sports Inc.(a)(b)	7,823	85,544
Home Depot Inc. (The)	359,362	67,096,479
Hudson Ltd., Class A(a)(b)	12,663	63,568
J. Jill Inc.(a)	6,529	3,607
L Brands Inc.	73,728	852,296
Lithia Motors Inc., Class A	7,588	620,623
Lowe’s Companies Inc.	254,584	21,906,953
Lumber Liquidators Holdings Inc.(a)(b)	8,085	37,919
MarineMax Inc.(a)	8,873	92,457
Michaels Companies Inc. (The)(a)(b)	28,765	46,599
Monro Inc.(b)	10,132	443,883
Murphy USA Inc.(a)	9,741	821,751
National Vision Holdings Inc.(a)(b)	25,023	485,947
Office Depot Inc.	167,394	274,526
O’Reilly Automotive Inc.(a)(b)	24,435	7,356,157
Party City Holdco Inc.(a)(b)	19,677	9,018
Penske Automotive Group Inc.	10,765	301,420
Rent-A-Center Inc./TX	16,945	239,602
RH(a)	5,392	541,734
Ross Stores Inc.	117,208	10,193,580
RTW RetailWinds Inc.(a)	4,418	928
Sally Beauty Holdings Inc.(a)(b)	40,295	325,584
Shoe Carnival Inc.	4,302	89,353
Signet Jewelers Ltd.	15,538	100,220
Sleep Number Corp.(a)(b)	8,470	162,285
Sonic Automotive Inc., Class A	8,797	116,824
Sportsman’s Warehouse Holdings Inc.(a)(b)	8,835	54,424
Tailored Brands Inc.(b)	15,167	26,391
Tiffany & Co.	39,731	5,145,164
Tilly’s Inc., Class A	10,072	41,597
TJX Companies Inc. (The)	400,087	19,128,159
Tractor Supply Co.(b)	39,180	3,312,669
Ulta Beauty Inc.(a)(b)	18,058	3,172,791
Urban Outfitters Inc.(a)(b)	22,791	324,544
Williams-Sonoma Inc.	26,321	1,119,169
Winmark Corp.	767	97,731
Zumiez Inc.(a)(b)	6,548	113,411

		172,264,795

Technology Hardware, Storage & Peripherals — 4.5%
3D Systems Corp.(a)(b)	42,006	323,866
Apple Inc.	1,358,823	345,535,101
AstroNova Inc.	4,185	32,476
Avid Technology Inc.(a)(b)	9,136	61,485
Dell Technologies Inc., Class C(a)	49,895	1,973,347
Diebold Nixdorf Inc.(a)	24,498	86,233

49

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	428,898	$4,164,599
HP Inc.	478,782	8,311,655
Immersion Corp.(a)	8,177	43,829
NCR Corp.(a)	40,557	717,859
NetApp Inc.	75,642	3,153,515
Pure Storage Inc., Class A(a)	74,279	913,632
Stratasys Ltd.(a)(b)	18,053	287,945
Western Digital Corp.	97,764	4,068,938
Xerox Holdings Corp.(a)	56,118	1,062,875

		370,737,355

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	45,454	490,449
Carter’s Inc.	14,717	967,348
Columbia Sportswear Co.	9,853	687,444
Crocs Inc.(a)(b)	21,395	363,501
Culp Inc.	2,520	18,547
Deckers Outdoor Corp.(a)	9,306	1,247,004
Delta Apparel Inc.(a)	3,770	39,246
Fossil Group Inc.(a)	12,967	42,661
G-III Apparel Group Ltd.(a)(b)	13,532	104,196
Hanesbrands Inc.	114,995	905,011
Kontoor Brands Inc.(a)	14,959	286,764
Lululemon Athletica Inc.(a)	38,852	7,364,397
Movado Group Inc.	5,305	62,705
NIKE Inc., Class B	385,377	31,886,093
Oxford Industries Inc.	5,551	201,279
PVH Corp.	24,575	925,003
Ralph Lauren Corp.	16,128	1,077,834
Rocky Brands Inc.	3,125	60,469
Skechers U.S.A. Inc., Class A(a)	42,236	1,002,683
Steven Madden Ltd.(b)	26,760	621,635
Superior Group of Companies Inc.	2,228	18,849
Tapestry Inc.	92,169	1,193,589
Under Armour Inc., Class A(a)(b)	60,738	559,397
Under Armour Inc., Class C, NVS(a)(b)	61,817	498,245
Unifi Inc.(a)	4,153	47,967
Vera Bradley Inc.(a)	5,811	23,941
VF Corp.	100,969	5,460,404
Wolverine World Wide Inc.	27,352	415,750

		56,572,411

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	17,796	322,641
Bridgewater Bancshares Inc.(a)	7,055	68,786
Capitol Federal Financial Inc.	45,559	528,940
Columbia Financial Inc.(a)	15,825	227,880
ESSA Bancorp. Inc.	2,489	33,975
Essent Group Ltd.	30,569	805,187
Federal Agricultural Mortgage Corp., Class C, NVS	3,094	172,119
First Defiance Financial Corp.	10,350	152,559
Flagstar Bancorp. Inc.	11,776	233,518
FS Bancorp. Inc.	1,554	55,944
Greene County Bancorp. Inc.	956	22,332
Hingham Institution for Savings	358	51,906
Home Bancorp. Inc.	1,833	44,762
HomeStreet Inc.	6,916	153,743
Kearny Financial Corp./MD	29,698	255,106
Luther Burbank Corp.	7,177	65,813
Merchants Bancorp./IN	4,229	64,196
Meridian Bancorp. Inc.	15,876	178,129

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Meta Financial Group Inc.	10,420	$226,322
MGIC Investment Corp.	119,423	758,336
MMA Capital Holdings Inc.(a)	3,080	76,168
Mr Cooper Group Inc.(a)(b)	23,574	172,797
New York Community Bancorp. Inc.	150,963	1,417,543
NMI Holdings Inc., Class A(a)	20,467	237,622
Northfield Bancorp. Inc.	16,724	187,142
Northwest Bancshares Inc.	33,149	383,534
OceanFirst Financial Corp.	18,221	289,896
Ocwen Financial Corp.(a)	30,811	15,405
OP Bancorp	7,252	54,100
PCSB Financial Corp.	5,689	79,589
PennyMac Financial Services Inc.(d)	3,152	69,691
Ponce de Leon Federal Bank(a)	5,754	59,094
Provident Bancorp Inc.(a)	2,696	23,240
Provident Financial Services Inc.	20,228	260,132
Prudential Bancorp. Inc.	4,532	67,074
Radian Group Inc.	66,376	859,569
Riverview Bancorp. Inc.	11,880	59,519
Southern Missouri Bancorp. Inc.	1,858	45,094
Sterling Bancorp Inc./MI	6,559	28,204
Territorial Bancorp. Inc.	3,282	80,573
TFS Financial Corp.	18,438	281,548
Timberland Bancorp. Inc./WA	3,462	63,320
TrustCo Bank Corp. NY	26,441	143,046
Walker & Dunlop Inc.	9,581	385,827
Washington Federal Inc.	24,597	638,538
Waterstone Financial Inc.	9,989	145,240
Western New England Bancorp Inc.	12,671	85,656
WSFS Financial Corp.	18,103	451,127

		11,082,482

Tobacco — 0.8%
22nd Century Group Inc.(a)(b)	42,876	32,157
Altria Group Inc.	616,639	23,845,430
Philip Morris International Inc.	512,254	37,374,052
Pyxus International Inc.(a)(b)	3,790	11,787
Turning Point Brands Inc.	1,889	39,877
Universal Corp./VA	7,987	353,105
Vector Group Ltd.	39,443	371,553

		62,027,961

Trading Companies & Distributors — 0.3%
Air Lease Corp.	34,278	758,915
Applied Industrial Technologies Inc.	11,965	547,040
Beacon Roofing Supply Inc.(a)(b)	21,048	348,134
BlueLinx Holdings Inc.(a)(b)	2,812	13,919
BMC Stock Holdings Inc.(a)(b)	20,619	365,575
CAI International Inc.(a)(b)	5,183	73,288
DXP Enterprises Inc./TX(a)	6,558	80,401
EVI Industries Inc.(a)(b)	2,133	33,659
Fastenal Co.	187,329	5,854,031
Foundation Building Materials Inc.(a)	4,055	41,726
GATX Corp.	10,933	683,969
General Finance Corp.(a)(b)	777	4,848
GMS Inc.(a)	13,451	211,584
H&E Equipment Services Inc.	9,857	144,701
HD Supply Holdings Inc.(a)	52,182	1,483,534
Herc Holdings Inc.(a)(b)	7,651	156,539
Kaman Corp.	9,379	360,810
Lawson Products Inc./DE(a)	1,782	47,615

50

Schedule of Investments (continued) March 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
MRC Global Inc.(a)(b)	28,124	$119,808
MSC Industrial Direct Co. Inc., Class A	14,846	816,085
NOW Inc.(a)	33,387	172,277
Rush Enterprises Inc., Class A	9,921	316,678
Rush Enterprises Inc., Class B	2,060	62,851
SiteOne Landscape Supply Inc.(a)(b)	13,911	1,024,128
Systemax Inc.	3,452	61,204
Textainer Group Holdings Ltd.(a)(b)	19,267	158,375
Titan Machinery Inc.(a)	5,158	44,823
Triton International Ltd.	16,902	437,255
United Rentals Inc.(a)(b)	24,138	2,483,800
Univar Solutions Inc.(a)	55,563	595,635
Veritiv Corp.(a)	4,281	33,649
Watsco Inc.	10,811	1,708,462
WESCO International Inc.(a)	13,136	300,158
Willis Lease Finance Corp.(a)	1,294	34,420
WW Grainger Inc.	14,124	3,509,814

		23,089,710

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	23,090	583,022

Water Utilities — 0.2%
American States Water Co.	12,298	1,005,238
American Water Works Co. Inc.	59,793	7,148,851
Artesian Resources Corp., Class A, NVS	2,300	85,974
Cadiz Inc.(a)(b)	6,577	76,754
California Water Service Group	16,152	812,769
Consolidated Water Co. Ltd.	5,989	98,220
Essential Utilities Inc.	70,896	2,885,467
Global Water Resources Inc.	2,506	25,536
Middlesex Water Co.	5,997	360,540
Pure Cycle Corp.(a)	9,159	102,123
SJW Group	9,198	531,368
York Water Co. (The)(b)	4,059	176,404

		13,309,244

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	13,462	142,832
Gogo Inc.(a)(b)	16,503	34,987
Shenandoah Telecommunications Co.	16,157	795,732
Spok Holdings Inc.	6,057	64,749
Sprint Corp.(a)(b)	184,147	1,587,347
Telephone & Data Systems Inc.	33,303	558,158
T-Mobile U.S. Inc.(a)(b)	103,040	8,645,046
U.S. Cellular Corp.(a)	4,160	121,847

		11,950,698

Total Common Stocks — 99.6% (Cost: $7,846,606,455)		8,201,134,421

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(d)(f)(g)	314,537,210	314,474,303

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(d)(f)	18,515,000	$18,515,000

		332,989,303

Total Short-Term Investments — 4.1% (Cost: $332,970,243)		332,989,303

Total Investments in Securities — 103.7% (Cost: $8,179,576,698)		8,534,123,724

Other Assets, Less Liabilities — (3.7)%		(303,135,477)

Net Assets — 100.0%		$8,230,988,247

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

51

Schedule of Investments March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
BWX Technologies Inc.	255,191	$12,430,354
Curtiss-Wright Corp.	114,065	10,540,747
HEICO Corp.(a)	117,955	8,800,623
HEICO Corp., Class A	208,826	13,343,981
Hexcel Corp.	223,529	8,313,044
Howmet Aerospace Inc.	1,038,753	16,682,373
Huntington Ingalls Industries Inc.	107,999	19,678,498
L3Harris Technologies Inc.	597,828	107,680,779
Spirit AeroSystems Holdings Inc., Class A	281,385	6,733,543
Teledyne Technologies Inc.(b)	96,353	28,642,856
Textron Inc.(a)	621,587	16,577,725
TransDigm Group Inc.	138,492	44,343,753

		293,768,276

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	366,375	24,254,025
Expeditors International of Washington Inc.	464,910	31,018,795
XPO Logistics Inc.(a)(b)	250,348	12,204,465

		67,477,285

Airlines — 0.3%
Alaska Air Group Inc.	329,641	9,384,879
American Airlines Group Inc.(a)	1,060,104	12,922,668
Copa Holdings SA, Class A, NVS	86,084	3,898,744
JetBlue Airways Corp.(a)(b)	777,651	6,959,976
United Airlines Holdings Inc.(a)(b)	630,581	19,894,831

		53,061,098

Auto Components — 0.5%
Aptiv PLC	694,202	34,182,507
BorgWarner Inc.	562,642	13,711,586
Gentex Corp.	685,834	15,198,081
Goodyear Tire & Rubber Co. (The)	622,532	3,623,136
Lear Corp.	166,621	13,537,956

		80,253,266

Automobiles — 0.1%
Harley-Davidson Inc.	412,454	7,807,754
Thor Industries Inc.	146,367	6,173,760

		13,981,514

Banks — 2.8%
Associated Banc-Corp.	408,839	5,229,051
Bank of Hawaii Corp.	108,218	5,977,962
Bank OZK	325,433	5,434,731
BankUnited Inc.	261,339	4,887,039
BOK Financial Corp.	85,400	3,634,624
CIT Group Inc.	257,724	4,448,316
Citizens Financial Group Inc.	1,167,944	21,969,027
Comerica Inc.	377,826	11,085,415
Commerce Bancshares Inc.(a)	273,760	13,783,816
Cullen/Frost Bankers Inc.	151,322	8,442,254
East West Bancorp. Inc.	388,059	9,988,639
Fifth Third Bancorp	1,925,949	28,600,343
First Citizens BancShares Inc./NC, Class A	18,698	6,224,003
First Hawaiian Inc.	357,264	5,905,574
First Horizon National Corp.	835,544	6,734,485
First Republic Bank/CA(a)	458,361	37,713,943
FNB Corp.	861,567	6,349,749
Huntington Bancshares Inc./OH	2,755,840	22,625,446
KeyCorp	2,639,024	27,366,679
M&T Bank Corp.	350,945	36,298,241

Security	Shares	Value

Banks (continued)
PacWest Bancorp.	315,481	$5,653,420
People’s United Financial Inc.	1,182,797	13,069,907
Pinnacle Financial Partners Inc.	200,846	7,539,759
Popular Inc.	255,143	8,930,005
Prosperity Bancshares Inc.	245,658	11,852,999
Regions Financial Corp.	2,598,005	23,304,105
Signature Bank/New York NY	144,614	11,625,519
Sterling Bancorp./DE	534,211	5,582,505
SVB Financial Group(a)(b)	139,798	21,120,682
Synovus Financial Corp.	377,823	6,634,572
TCF Financial Corp.	410,975	9,312,694
Texas Capital Bancshares Inc.(b)	134,226	2,975,790
Umpqua Holdings Corp.	589,973	6,430,706
Webster Financial Corp.	244,890	5,607,981
Western Alliance Bancorp.	259,209	7,934,387
Wintrust Financial Corp.	159,740	5,249,056
Zions Bancorp. N.A.	441,969	11,827,090

		437,350,514

Beverages — 0.3%
Brown-Forman Corp., Class A	121,795	6,257,827
Brown-Forman Corp., Class B, NVS(a)	467,019	25,924,225
Molson Coors Beverage Co., Class B	467,120	18,222,351

		50,404,403

Biotechnology — 1.8%
Agios Pharmaceuticals Inc.(a)(b)	162,054	5,749,676
Alkermes PLC(b)	417,573	6,021,403
Alnylam Pharmaceuticals Inc.(a)(b)	289,258	31,485,733
BioMarin Pharmaceutical Inc.(a)(b)	484,788	40,964,586
Bluebird Bio Inc.(b)	147,451	6,776,848
Exact Sciences Corp.(a)(b)	375,889	21,801,562
Exelixis Inc.(b)	801,868	13,808,167
Incyte Corp.(b)	483,933	35,438,414
Ionis Pharmaceuticals Inc.(b)	343,107	16,222,099
Moderna Inc.(a)(b)	605,582	18,137,181
Neurocrine Biosciences Inc.(b)	246,200	21,308,610
Sage Therapeutics Inc.(a)(b)	141,209	4,055,522
Sarepta Therapeutics Inc.(a)(b)	191,510	18,733,508
Seattle Genetics Inc.(a)(b)	313,882	36,215,705
United Therapeutics Corp.(b)	115,725	10,973,623

		287,692,637

Building Products — 1.1%
Allegion PLC(a)	250,156	23,019,355
AO Smith Corp.	364,206	13,770,629
Armstrong World Industries Inc.(a)	131,092	10,411,327
Fortune Brands Home & Security Inc.	379,658	16,420,208
Lennox International Inc.	95,117	17,291,319
Masco Corp.	751,369	25,974,826
Owens Corning	293,639	11,396,130
Resideo Technologies Inc.(a)(b)	329,384	1,594,219
Trane Technologies PLC(a)	643,383	53,137,002

		173,015,015

Capital Markets — 3.3%
Affiliated Managers Group Inc.	131,189	7,758,518
Ameriprise Financial Inc.	341,244	34,970,685
BGC Partners Inc., Class A	769,200	1,938,384
Cboe Global Markets Inc.	300,578	26,826,587
E*TRADE Financial Corp.	600,885	20,622,373
Eaton Vance Corp., NVS	288,608	9,307,608
Evercore Inc., Class A	105,536	4,860,988

52

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems Inc.(a)	101,083	$26,350,317
Franklin Resources Inc.	756,287	12,622,430
Interactive Brokers Group Inc., Class A(a)	203,361	8,779,094
Invesco Ltd.	1,028,824	9,341,722
Janus Henderson Group PLC	425,024	6,511,368
Lazard Ltd., Class A	275,479	6,490,285
Legg Mason Inc.(a)	233,982	11,430,021
LPL Financial Holdings Inc.	217,246	11,824,700
MarketAxess Holdings Inc.	99,930	33,233,720
Morningstar Inc.	52,651	6,120,679
MSCI Inc.(a)	221,925	64,127,448
Nasdaq Inc.(a)	308,272	29,270,426
Northern Trust Corp.	519,727	39,218,599
Raymond James Financial Inc.	334,651	21,149,943
SEI Investments Co.	345,821	16,025,345
State Street Corp.	962,664	51,281,111
T Rowe Price Group Inc.	621,108	60,651,196
Virtu Financial Inc., Class A	141,501	2,946,051

		523,659,598

Chemicals — 1.8%
Albemarle Corp.	283,816	15,998,708
Ashland Global Holdings Inc.(a)	150,307	7,525,871
Axalta Coating Systems Ltd.(b)	566,045	9,775,597
Cabot Corp.	154,451	4,034,260
Celanese Corp.	321,146	23,568,905
CF Industries Holdings Inc.	588,638	16,010,954
Chemours Co. (The)	437,626	3,881,743
Corteva Inc.(a)(b) .	2,024,607	47,578,264
Eastman Chemical Co.	369,144	17,194,727
Element Solutions Inc.(a)(b)	605,220	5,059,639
FMC Corp.	349,191	28,525,413
Huntsman Corp.	580,560	8,377,481
International Flavors & Fragrances Inc.	288,972	29,498,262
Mosaic Co. (The)(a)	942,791	10,200,999
NewMarket Corp.	18,504	7,084,626
Olin Corp.	414,586	4,838,219
RPM International Inc.	345,651	20,566,234
Scotts Miracle-Gro Co. (The)	105,953	10,849,587
Valvoline Inc.	504,706	6,606,602
Westlake Chemical Corp.(a)	94,580	3,610,119
WR Grace & Co.	153,082	5,449,719

		286,235,929

Commercial Services & Supplies — 1.1%
ADT Inc.(a)	311,922	1,347,503
Cintas Corp.(a)	228,544	39,588,391
Clean Harbors Inc.(b)	138,020	7,085,947
Copart Inc.(a)(b)	542,279	37,156,957
IAA Inc.(a)(b)	354,251	10,613,360
KAR Auction Services Inc.	355,706	4,268,472
Republic Services Inc.	574,879	43,150,418
Rollins Inc.(a)	378,635	13,683,869
Stericycle Inc.(b)	238,435	11,583,172

		168,478,089

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	159,928	32,393,416
Ciena Corp.(b)	415,556	16,543,284
CommScope Holding Co. Inc.(a)(b)	511,359	4,658,481
EchoStar Corp., Class A(a)(b)	136,500	4,363,905
F5 Networks Inc.(b)	164,328	17,522,295

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks Inc.	896,524	$17,159,469
Motorola Solutions Inc.	461,893	61,394,818
Ubiquiti Inc.	23,124	3,273,896
ViaSat Inc.(a)(b)	154,162	5,537,499

		162,847,063

Construction & Engineering — 0.4%
AECOM(b)	407,714	12,170,263
Fluor Corp.	374,279	2,586,268
Jacobs Engineering Group Inc.(a)	348,845	27,652,943
Quanta Services Inc.	378,227	12,001,143
Valmont Industries Inc.	57,469	6,090,564

		60,501,181

Construction Materials — 0.5%
Eagle Materials Inc.(a)	112,520	6,573,418
Martin Marietta Materials Inc.(a)	169,046	31,988,575
Vulcan Materials Co.(a)	354,412	38,301,305

		76,863,298

Consumer Finance — 0.6%
Ally Financial Inc.	1,005,284	14,506,248
Credit Acceptance Corp.(a)(b)	27,375	6,999,514
Discover Financial Services	838,702	29,916,500
LendingTree Inc.(a)(b)	21,021	3,855,041
Navient Corp.	524,530	3,975,937
OneMain Holdings Inc.	174,607	3,338,486
Santander Consumer USA Holdings Inc.	284,143	3,952,429
SLM Corp.(a)	1,156,800	8,317,392
Synchrony Financial	1,663,351	26,763,318

		101,624,865

Containers & Packaging — 1.6%
AptarGroup Inc.	172,779	17,198,422
Ardagh Group SA	53,766	637,665
Avery Dennison Corp.	224,297	22,849,135
Ball Corp.	871,149	56,328,494
Berry Global Group Inc.(b)	353,704	11,923,362
Crown Holdings Inc.(a)(b)	353,851	20,537,512
Graphic Packaging Holding Co.	787,783	9,610,953
International Paper Co.	1,059,585	32,984,881
O-I Glass Inc.	414,678	2,948,361
Packaging Corp. of America	251,333	21,823,244
Sealed Air Corp.	416,270	10,286,032
Silgan Holdings Inc.	207,135	6,011,058
Sonoco Products Co.	266,310	12,343,468
Westrock Co.	692,821	19,579,121

		245,061,708

Distributors — 0.4%
Genuine Parts Co.	380,626	25,627,549
LKQ Corp.(a)(b)	834,116	17,107,719
Pool Corp.(a)	103,524	20,370,417

		63,105,685

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)(b)	154,756	15,785,112
frontdoor Inc.(b)	227,290	7,905,146
Graham Holdings Co., Class B	11,388	3,885,244
Grand Canyon Education Inc.(a)(b)	126,990	9,687,432
H&R Block Inc.(a)	526,404	7,411,768
Service Corp. International(a)	476,913	18,652,068
ServiceMaster Global Holdings Inc.(a)(b)	365,190	9,860,130

		73,186,900

53

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	1,117,345	$16,145,635
Jefferies Financial Group Inc.	682,615	9,331,347
Voya Financial Inc.(a)	362,926	14,716,650

		40,193,632

Diversified Telecommunication Services — 0.3%
CenturyLink Inc.	2,958,054	27,983,191
GCI Liberty Inc., Class A(a)(b)	262,612	14,961,005

		42,944,196

Electric Utilities — 3.4%
Alliant Energy Corp.	652,394	31,504,106
Avangrid Inc.	150,070	6,570,065
Edison International	944,789	51,764,989
Entergy Corp.	536,300	50,396,111
Evergy Inc.	613,990	33,800,149
Eversource Energy	877,941	68,663,766
FirstEnergy Corp.	1,457,384	58,397,377
Hawaiian Electric Industries Inc.	295,416	12,717,659
IDACORP Inc.	135,268	11,875,178
NRG Energy Inc.	680,953	18,562,779
OGE Energy Corp.	543,537	16,702,892
PG&E Corp.(a)(b)	1,443,338	12,975,609
Pinnacle West Capital Corp.	305,181	23,129,668
PPL Corp.	2,075,672	51,227,585
Xcel Energy Inc.	1,420,315	85,644,994

		533,932,927

Electrical Equipment — 0.9%
Acuity Brands Inc.(a)	107,120	9,175,899
AMETEK Inc.(a)	613,131	44,157,695
GrafTech International Ltd.	169,930	1,379,832
Hubbell Inc.	146,343	16,791,396
nVent Electric PLC	417,630	7,045,418
Regal Beloit Corp.	109,214	6,875,021
Rockwell Automation Inc.	310,509	46,858,913
Sensata Technologies Holding PLC(a)(b)	426,485	12,338,211

		144,622,385

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	786,857	57,346,138
Arrow Electronics Inc.(b)	221,449	11,486,560
Avnet Inc.	261,533	6,564,478
CDW Corp./DE(a)	384,517	35,863,901
Cognex Corp.(a)	440,197	18,585,117
Coherent Inc.(a)(b)	64,344	6,846,845
Corning Inc.	2,042,280	41,948,431
Dolby Laboratories Inc., Class A	168,187	9,117,417
FLIR Systems Inc.	360,684	11,502,213
IPG Photonics Corp.(a)(b)	95,013	10,478,034
Jabil Inc.(a)	398,997	9,807,346
Keysight Technologies Inc.(a)(b)	505,910	42,334,549
Littelfuse Inc.	64,156	8,559,694
National Instruments Corp.	348,400	11,525,072
SYNNEX Corp.	110,079	8,046,775
Trimble Inc.(a)(b)	683,092	21,742,818
Zebra Technologies Corp., Class A(a)(b)	145,003	26,622,551

		338,377,939

Energy Equipment & Services — 0.3%
Apergy Corp.(b)	216,040	1,242,230
Baker Hughes Co.	1,747,871	18,352,646
Halliburton Co.	2,371,444	16,244,391
Helmerich & Payne Inc.	285,554	4,468,920

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.(a)	1,052,969	$10,350,685
Patterson-UTI Energy Inc.	506,048	1,189,213
Transocean Ltd.(a)(b)	1,550,364	1,798,422

		53,646,507

Entertainment — 1.1%
Cinemark Holdings Inc.	286,178	2,916,154
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	71,797	1,853,799
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	538,812	14,671,851
Lions Gate Entertainment Corp., Class A(b)	136,938	832,583
Lions Gate Entertainment Corp., Class B, NVS(b)	328,102	1,830,809
Live Nation Entertainment Inc.(a)(b)	351,304	15,970,280
Madison Square Garden Co. (The), Class A(b)	51,206	10,825,460
Roku Inc.(a)(b)	230,412	20,156,442
Spotify Technology SA(a)(b)	350,682	42,586,822
Take-Two Interactive Software Inc.(b)	304,708	36,141,416
World Wrestling Entertainment Inc., Class A(a)	116,542	3,954,270
Zynga Inc., Class A(a)(b)	2,296,804	15,733,107

		167,472,993

Equity Real Estate Investment Trusts (REITs) — 8.9%
Alexandria Real Estate Equities Inc.	327,093	44,831,367
American Campus Communities Inc.	372,900	10,347,975
American Homes 4 Rent, Class A(a)	691,765	16,048,948
Americold Realty Trust(a)	514,959	17,529,204
Apartment Investment & Management Co., Class A	402,128	14,134,799
Apple Hospitality REIT Inc.	562,326	5,156,529
AvalonBay Communities Inc.	375,650	55,284,410
Boston Properties Inc.	416,891	38,449,857
Brandywine Realty Trust	485,371	5,106,103
Brixmor Property Group Inc.	816,233	7,754,213
Brookfield Property REIT Inc., Class A(a)	175,713	1,491,803
Camden Property Trust	250,490	19,848,828
Colony Capital Inc.	1,268,996	2,220,743
Columbia Property Trust Inc.	308,499	3,856,238
CoreSite Realty Corp.	101,462	11,759,446
Corporate Office Properties Trust	301,501	6,672,217
Cousins Properties Inc.	389,167	11,390,918
CubeSmart	518,206	13,882,739
CyrusOne Inc.	301,444	18,614,167
Digital Realty Trust Inc.	706,539	98,145,332
Douglas Emmett Inc.	447,366	13,649,137
Duke Realty Corp.	994,304	32,195,564
Empire State Realty Trust Inc., Class A	404,265	3,622,214
EPR Properties	213,697	5,175,741
Equity Commonwealth	326,501	10,353,347
Equity LifeStyle Properties Inc.	471,220	27,085,726
Equity Residential	986,920	60,902,833
Essex Property Trust Inc.	177,179	39,021,903
Extra Space Storage Inc.	339,801	32,539,344
Federal Realty Investment Trust	203,271	15,166,049
Gaming and Leisure Properties Inc.	551,784	15,289,935
Healthcare Trust of America Inc., Class A	583,807	14,174,834
Healthpeak Properties Inc.	1,374,244	32,775,719
Highwoods Properties Inc.	273,166	9,675,540
Host Hotels & Resorts Inc.	1,919,276	21,188,807
Hudson Pacific Properties Inc.	406,804	10,316,549
Invitation Homes Inc.	1,437,940	30,728,778
Iron Mountain Inc.	764,921	18,205,120

54

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	330,346	$10,514,913
Kilroy Realty Corp.	280,380	17,860,206
Kimco Realty Corp.	1,102,187	10,658,148
Lamar Advertising Co., Class A	232,651	11,930,343
Life Storage Inc.	123,882	11,713,043
Macerich Co. (The)	385,983	2,173,084
Medical Properties Trust Inc.	1,385,095	23,948,293
Mid-America Apartment Communities Inc.	308,391	31,773,525
National Retail Properties Inc.	461,396	14,852,337
Omega Healthcare Investors Inc.	612,968	16,268,171
Outfront Media Inc.	384,111	5,177,816
Paramount Group Inc.	539,291	4,745,761
Park Hotels & Resorts Inc.	642,418	5,081,526
Rayonier Inc.	346,912	8,169,778
Realty Income Corp.	879,499	43,851,820
Regency Centers Corp.(a)	452,272	17,380,813
Retail Properties of America Inc., Class A	569,176	2,942,640
SBA Communications Corp.(a)	303,737	81,999,878
Service Properties Trust	436,115	2,355,021
SITE Centers Corp.	405,646	2,113,416
SL Green Realty Corp.	215,453	9,286,024
Spirit Realty Capital Inc.	267,519	6,995,622
STORE Capital Corp.	580,153	10,512,372
Sun Communities Inc.	244,023	30,466,272
Taubman Centers Inc.	154,888	6,486,709
UDR Inc.	782,295	28,585,059
Ventas Inc.	1,011,235	27,101,098
VEREIT Inc.	2,883,868	14,102,115
VICI Properties Inc.	1,246,116	20,735,370
Vornado Realty Trust	469,330	16,994,439
Weingarten Realty Investors	331,404	4,782,160
Welltower Inc.	1,108,042	50,726,163
Weyerhaeuser Co.	2,007,246	34,022,820
WP Carey Inc.	460,373	26,738,464

		1,407,638,195

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.(a)	98,558	13,057,950
Grocery Outlet Holding Corp.(a)(b)	143,633	4,932,357
Kroger Co. (The)	2,144,182	64,582,762
Sprouts Farmers Market Inc.(a)(b)	314,744	5,851,091
U.S. Foods Holding Corp.(a)(b)	595,348	10,543,613

		98,967,773

Food Products — 3.0%
Archer-Daniels-Midland Co.	1,502,787	52,868,047
Beyond Meat Inc.(a)(b)	127,947	8,521,270
Bunge Ltd.	369,261	15,150,779
Campbell Soup Co.	450,903	20,813,682
Conagra Brands Inc.	1,309,230	38,412,808
Flowers Foods Inc.	520,384	10,678,280
Hain Celestial Group Inc. (The)(a)(b)	224,207	5,822,656
Hershey Co. (The)	389,604	51,622,530
Hormel Foods Corp.	748,122	34,892,410
Ingredion Inc.	179,774	13,572,937
JM Smucker Co. (The)	298,205	33,100,755
Kellogg Co.	664,128	39,841,039
Lamb Weston Holdings Inc.	397,033	22,670,584
McCormick & Co. Inc./MD, NVS	332,606	46,967,293
Pilgrim’s Pride Corp.(b)	136,421	2,471,949
Post Holdings Inc.(a)(b)	177,997	14,768,411

Security	Shares	Value

Food Products (continued)
Seaboard Corp.	723	$2,033,654
TreeHouse Foods Inc.(b)	151,543	6,690,623
Tyson Foods Inc., Class A	776,327	44,926,044

		465,825,751

Gas Utilities — 0.4%
Atmos Energy Corp.	328,380	32,585,147
National Fuel Gas Co.	219,067	8,169,009
UGI Corp.	561,601	14,977,899

		55,732,055

Health Care Equipment & Supplies — 3.8%
ABIOMED Inc.(a)(b)	120,211	17,449,829
Align Technology Inc.(a)(b)	210,328	36,586,556
Cantel Medical Corp.	101,978	3,661,010
Cooper Companies Inc. (The)	131,269	36,186,925
Dentsply Sirona Inc.(a)	604,613	23,477,123
DexCom Inc.(a)(b)	244,220	65,761,119
Envista Holdings Corp.(a)(b)	388,188	5,799,529
Hill-Rom Holdings Inc.	180,177	18,125,806
Hologic Inc.(b)	711,204	24,963,260
ICU Medical Inc.(a)(b)	51,974	10,486,794
IDEXX Laboratories Inc.(a)(b)	229,198	55,520,923
Insulet Corp.(a)(b)	159,558	26,435,569
Integra LifeSciences Holdings Corp.(a)(b)	189,774	8,477,205
Masimo Corp.(b)	126,971	22,489,104
Penumbra Inc.(a)(b)	85,154	13,737,895
ResMed Inc.	382,966	56,407,062
Steris PLC(a)	227,380	31,826,379
Teleflex Inc.(a)	124,966	36,597,543
Varian Medical Systems Inc.(b)	244,942	25,145,746
West Pharmaceutical Services Inc.	197,845	30,121,901
Zimmer Biomet Holdings Inc.	556,281	56,228,883

		605,486,161

Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)(b)	240,498	4,413,138
AmerisourceBergen Corp.(a)	400,411	35,436,374
Cardinal Health Inc.	792,141	37,975,240
Centene Corp.(b)	1,565,913	93,030,891
Chemed Corp.	41,884	18,144,149
Covetrus Inc.(a)(b)	259,700	2,113,958
DaVita Inc.(a)(b)	236,555	17,992,373
Encompass Health Corp.	263,015	16,840,850
Guardant Health Inc.(a)(b)	98,761	6,873,766
Henry Schein Inc.(a)(b)	395,099	19,960,401
Laboratory Corp. of America Holdings(b)	260,974	32,984,504
McKesson Corp.	435,748	58,939,275
MEDNAX Inc.(a)(b)	224,973	2,618,686
Molina Healthcare Inc.(a)(b)	164,352	22,961,618
Premier Inc., Class A(a)(b)	166,028	5,432,436
Quest Diagnostics Inc.	360,201	28,924,140
Universal Health Services Inc., Class B	210,251	20,831,669

		425,473,468

Health Care Technology — 0.7%
Cerner Corp.	843,036	53,102,838
Change Healthcare Inc.(a)(b)	611,092	6,104,809
Veeva Systems Inc., Class A(a)(b)	353,435	55,266,631

		114,474,278

Hotels, Restaurants & Leisure — 2.2%
Aramark(a)	671,890	13,417,643
Caesars Entertainment Corp.(a)(b)	1,557,324	10,527,510

55

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill Inc.(b)	68,978	$45,139,203
Choice Hotels International Inc.	89,691	5,493,574
Darden Restaurants Inc.	327,089	17,813,267
Domino’s Pizza Inc.	110,423	35,784,782
Dunkin’ Brands Group Inc.	226,158	12,008,990
Extended Stay America Inc.	502,797	3,675,446
Hilton Grand Vacations Inc.(b)	230,268	3,631,326
Hilton Worldwide Holdings Inc.	738,975	50,427,654
Hyatt Hotels Corp., Class A	96,143	4,605,250
International Game Technology PLC	273,118	1,625,052
MGM Resorts International	1,321,906	15,598,491
Norwegian Cruise Line Holdings Ltd.(b)	576,066	6,313,683
Planet Fitness Inc., Class A(a)(b)	220,993	10,762,359
Royal Caribbean Cruises Ltd.	467,230	15,030,789
Six Flags Entertainment Corp.	212,912	2,669,916
Vail Resorts Inc.	109,589	16,187,391
Wendy’s Co. (The)	495,557	7,373,888
Wyndham Destinations Inc.	239,064	5,187,689
Wyndham Hotels & Resorts Inc.	246,060	7,753,351
Wynn Resorts Ltd.	265,251	15,965,458
Yum China Holdings Inc.	976,782	41,640,217

		348,632,929

Household Durables — 1.2%
DR Horton Inc.	905,006	30,770,204
Garmin Ltd.	393,630	29,506,505
Leggett & Platt Inc.	359,172	9,582,709
Lennar Corp., Class A	741,339	28,319,150
Lennar Corp., Class B	46,118	1,333,732
Mohawk Industries Inc.(a)(b)	159,618	12,169,276
Newell Brands Inc.	1,037,120	13,772,954
NVR Inc.(b)	8,726	22,418,054
PulteGroup Inc.(a)	679,536	15,167,243
Tempur Sealy International Inc.(b)	122,838	5,369,249
Toll Brothers Inc.	328,670	6,326,897
Whirlpool Corp.	169,057	14,505,091

		189,241,064

Household Products — 0.7%
Church & Dwight Co. Inc.(a)	667,467	42,838,032
Clorox Co. (The)	339,714	58,855,451
Energizer Holdings Inc.(a)	168,233	5,089,048
Reynolds Consumer Products Inc.	128,627	3,752,050
Spectrum Brands Holdings Inc.	123,879	4,505,479

		115,040,060

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	1,802,988	24,520,637
Vistra Energy Corp.	1,143,629	18,252,319

		42,772,956

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	149,501	18,729,485

Insurance — 3.8%
Alleghany Corp.	37,514	20,720,858
American Financial Group Inc./OH	198,248	13,893,220
American National Insurance Co.	19,003	1,565,467
Arch Capital Group Ltd.(b)	1,037,464	29,526,225
Arthur J Gallagher & Co.	503,717	41,057,973
Assurant Inc.	164,511	17,123,950
Assured Guaranty Ltd.	251,464	6,485,257
Athene Holding Ltd., Class A(a)(b)	368,797	9,153,542

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	220,896	$8,537,630
Brighthouse Financial Inc.(b)	290,097	7,011,644
Brown & Brown Inc.	637,949	23,106,513
Cincinnati Financial Corp.	410,504	30,972,527
CNA Financial Corp.	78,434	2,434,591
Erie Indemnity Co., Class A, NVS	65,875	9,765,310
Everest Re Group Ltd.	109,487	21,067,489
Fidelity National Financial Inc.	717,005	17,839,084
First American Financial Corp.	290,623	12,325,321
Globe Life Inc.	286,539	20,622,212
Hanover Insurance Group Inc. (The)(a)	104,004	9,420,682
Hartford Financial Services Group Inc. (The)	972,770	34,280,415
Kemper Corp.(a)	170,523	12,681,796
Lincoln National Corp.	538,707	14,178,768
Loews Corp.(a)	673,403	23,454,627
Markel Corp.(b)	36,714	34,066,553
Mercury General Corp.	71,961	2,930,252
Old Republic International Corp.	752,671	11,478,233
Primerica Inc.	110,921	9,814,290
Principal Financial Group Inc.	736,803	23,091,406
Reinsurance Group of America Inc.	170,325	14,331,146
RenaissanceRe Holdings Ltd.	116,917	17,458,046
Unum Group	556,583	8,354,311
White Mountains Insurance Group Ltd.(a)	8,231	7,490,210
Willis Towers Watson PLC	348,005	59,108,649
WR Berkley Corp.	391,546	20,426,955

		595,775,152

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(b)	201,102	36,043,511
Match Group Inc.(a)(b)	146,824	9,696,257
TripAdvisor Inc.	282,466	4,912,084
Twitter Inc.(b)	2,052,253	50,403,333
Zillow Group Inc., Class A(b)	155,643	5,287,193
Zillow Group Inc., Class C, NVS(a)(b)	337,843	12,169,105

		118,511,483

Internet & Direct Marketing Retail — 0.4%
Etsy Inc.(a)(b)	319,836	12,294,496
Expedia Group Inc.	364,258	20,496,798
Grubhub Inc.(a)(b)	244,148	9,944,148
Qurate Retail Inc., Series A(a)(b)	1,019,373	6,223,272
Wayfair Inc., Class A(a)(b)	172,949	9,242,394

		58,201,108

IT Services — 5.8%
Akamai Technologies Inc.(a)(b)	429,415	39,287,178
Alliance Data Systems Corp.	108,747	3,659,337
Amdocs Ltd.	361,528	19,873,194
Black Knight Inc.(b)	386,688	22,451,105
Booz Allen Hamilton Holding Corp.(a)	366,418	25,150,932
Broadridge Financial Solutions Inc.(a)	307,828	29,191,329
CACI International Inc., Class A(a)(b)	65,941	13,923,442
DXC Technology Co.	690,730	9,014,027
EPAM Systems Inc.(a)(b)	141,090	26,194,769
Euronet Worldwide Inc.(a)(b)	136,512	11,701,809
Fiserv Inc.(a)(b)	1,526,425	144,995,111
FleetCor Technologies Inc.(b)	229,997	42,903,640
Gartner Inc.(b)	236,438	23,542,132
Genpact Ltd.(a)	503,777	14,710,288
Global Payments Inc.	806,832	116,369,379
GoDaddy Inc., Class A(a)(b)	470,258	26,856,434

56

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	207,106	$32,151,135
Leidos Holdings Inc.	361,379	33,120,385
MongoDB Inc.(a)(b)	115,683	15,795,357
Okta Inc.(a)(b)	283,387	34,646,895
Paychex Inc.	870,843	54,793,442
Sabre Corp.	756,435	4,485,660
Square Inc., Class A(a)(b)	927,311	48,572,550
Switch Inc., Class A(a)	157,262	2,269,291
Twilio Inc., Class A(a)(b)	330,657	29,590,495
VeriSign Inc.(b)	279,271	50,293,914
Western Union Co. (The)	1,129,857	20,484,307
WEX Inc.(b)	117,323	12,266,120

		908,293,657

Leisure Products — 0.3%
Brunswick Corp./DE	218,505	7,728,522
Hasbro Inc.	340,608	24,370,502
Mattel Inc.(b)	919,620	8,101,852
Polaris Inc.	153,991	7,414,667

		47,615,543

Life Sciences Tools & Services — 2.1%
Adaptive Biotechnologies Corp.(a)(b)	181,312	5,036,847
Agilent Technologies Inc.	836,695	59,924,096
Avantor Inc.(b)	849,685	10,612,566
Bio-Rad Laboratories Inc., Class A(b)	57,237	20,065,003
Bio-Techne Corp.(a)	102,506	19,437,188
Bruker Corp.(a)	275,893	9,893,523
Charles River Laboratories International Inc.(b)	130,076	16,416,892
IQVIA Holdings Inc.(b)	476,613	51,407,478
Mettler-Toledo International Inc.(b)	63,980	44,178,830
PerkinElmer Inc.(a)	296,372	22,310,884
PPD Inc.(b)	184,889	3,292,873
PRA Health Sciences Inc.(b)	171,264	14,221,762
QIAGEN NV(a)(b)	597,550	24,858,080
Waters Corp.(a)(b)	172,778	31,454,235

		333,110,257

Machinery — 3.8%
AGCO Corp.(a)	170,188	8,041,383
Allison Transmission Holdings Inc.(a)	298,100	9,721,041
Colfax Corp.(a)(b)	254,626	5,041,595
Crane Co.	134,154	6,597,694
Cummins Inc.	395,914	53,575,082
Donaldson Co. Inc.(a)	342,317	13,223,706
Dover Corp.(a)	392,351	32,933,943
Flowserve Corp.	360,348	8,608,714
Fortive Corp.	796,304	43,948,018
Gates Industrial Corp. PLC(a)(b)	130,910	966,116
Graco Inc.	443,963	21,634,317
IDEX Corp.(a)	205,108	28,327,466
Ingersoll Rand Inc.(a)(b)	928,365	23,023,452
ITT Inc.	234,302	10,627,939
Lincoln Electric Holdings Inc.	157,679	10,879,851
Middleby Corp. (The)(a)(b)	152,160	8,654,861
Nordson Corp.	155,673	21,026,752
Oshkosh Corp.	186,115	11,972,778
PACCAR Inc.	915,193	55,945,748
Parker-Hannifin Corp.	344,906	44,744,655
Pentair PLC	456,057	13,572,256
Snap-on Inc.	147,166	16,014,604
Stanley Black & Decker Inc.	408,711	40,871,100

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	179,894	$5,817,772
Toro Co. (The)	288,818	18,799,164
Trinity Industries Inc.	266,187	4,277,625
WABCO Holdings Inc.(b)	137,891	18,622,179
Westinghouse Air Brake Technologies Corp.	483,257	23,259,159
Woodward Inc.(a)	150,903	8,969,674
Xylem Inc./NY(a)	484,769	31,573,005

		601,271,649

Marine — 0.0%
Kirby Corp.(a)(b)	159,050	6,913,904

Media — 1.9%
Altice USA Inc., Class A(b)	814,640	18,158,326
AMC Networks Inc., Class A(a)(b)	115,659	2,811,670
Cable One Inc.(a)	11,822	19,435,486
Discovery Inc., Class A(a)(b)	417,789	8,121,818
Discovery Inc., Class C, NVS(a)(b)	911,325	15,984,640
DISH Network Corp., Class A(a)(b)	701,439	14,021,766
Fox Corp., Class A, NVS(a)	927,726	21,922,165
Fox Corp., Class B(b)	436,809	9,994,190
Interpublic Group of Companies Inc. (The)	1,052,204	17,035,183
John Wiley & Sons Inc., Class A	122,349	4,586,864
Liberty Broadband Corp., Class A(b)	65,785	7,038,995
Liberty Broadband Corp., Class C, NVS(a)(b)	286,323	31,701,683
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	232,463	7,366,752
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	417,647	13,205,998
New York Times Co. (The), Class A(a)	434,484	13,343,004
News Corp., Class A, NVS(a)	1,026,320	9,211,222
News Corp., Class B(a)	320,241	2,878,967
Nexstar Media Group Inc., Class A	121,311	7,003,284
Omnicom Group Inc.	581,589	31,929,236
Sinclair Broadcast Group Inc., Class A	170,065	2,734,645
Sirius XM Holdings Inc.(a)	3,694,053	18,248,622
ViacomCBS Inc., Class A	37,646	671,228
ViacomCBS Inc., Class B, NVS	1,468,315	20,571,093

		297,976,837

Metals & Mining — 1.3%
Alcoa Corp.(a)(b)	497,603	3,065,234
Freeport-McMoRan Inc.	3,920,209	26,461,411
Newmont Corp.	2,213,273	100,217,001
Nucor Corp.	824,516	29,699,066
Reliance Steel & Aluminum Co.	174,396	15,275,346
Royal Gold Inc.	175,268	15,372,756
Steel Dynamics Inc.	555,675	12,524,915
U.S. Steel Corp.(a)	460,248	2,904,165

		205,519,894

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	1,451,818	15,360,234
Annaly Capital Management Inc.	3,846,570	19,502,110
Chimera Investment Corp.	495,921	4,512,881
MFA Financial Inc.	1,241,254	1,923,944
New Residential Investment Corp.	1,136,802	5,695,378
Starwood Property Trust Inc.	746,293	7,649,503
Two Harbors Investment Corp.	726,938	2,769,634

		57,413,684

Multi-Utilities — 3.1%
Ameren Corp.(a)	660,756	48,122,859
CenterPoint Energy Inc.	1,360,999	21,027,435

57

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
CMS Energy Corp.	766,869	$45,053,554
Consolidated Edison Inc.	902,089	70,362,942
DTE Energy Co.	499,953	47,480,536
MDU Resources Group Inc.	541,071	11,633,027
NiSource Inc.	1,002,380	25,029,429
Public Service Enterprise Group Inc.	1,362,092	61,171,552
Sempra Energy(a)	763,953	86,319,049
WEC Energy Group Inc.	854,778	75,331,585

		491,531,968

Multiline Retail — 1.1%
Dollar General Corp.	689,896	104,181,195
Dollar Tree Inc.(b)	636,033	46,729,345
Kohl’s Corp.	427,882	6,242,798
Macy’s Inc.	827,642	4,063,722
Nordstrom Inc.(a)	289,767	4,445,026
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	140,859	6,527,406

		172,189,492

Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp.	683,394	1,435,127
Antero Resources Corp.(a)(b)	743,190	529,820
Apache Corp.	1,026,355	4,290,164
Cabot Oil & Gas Corp.	1,084,535	18,643,157
Centennial Resource Development Inc./DE, Class A(a)(b)	508,332	133,691
Cheniere Energy Inc.(b)	620,574	20,789,229
Chesapeake Energy Corp.(a)(b)	3,491,623	603,003
Cimarex Energy Co.	267,990	4,510,272
Concho Resources Inc.	539,394	23,113,033
Continental Resources Inc./OK(a)	232,770	1,778,363
Devon Energy Corp.	1,034,098	7,145,617
Diamondback Energy Inc.	432,342	11,327,361
EQT Corp.(a)	680,939	4,814,239
Equitrans Midstream Corp.	546,063	2,746,697
Hess Corp.(a)	727,084	24,211,897
HollyFrontier Corp.	402,580	9,867,236
Kosmos Energy Ltd.	969,143	867,965
Marathon Oil Corp.	2,165,700	7,125,153
Murphy Oil Corp.	399,119	2,446,600
Noble Energy Inc.	1,292,685	7,807,817
ONEOK Inc.	1,114,505	24,307,354
Parsley Energy Inc., Class A	804,280	4,608,524
PBF Energy Inc., Class A	319,538	2,262,329
Pioneer Natural Resources Co.	443,667	31,123,240
Range Resources Corp.(a)	594,903	1,356,379
Targa Resources Corp.	624,654	4,316,359
Williams Companies Inc. (The)	3,287,787	46,522,186
WPX Energy Inc.(b)	1,133,666	3,457,681

		272,140,493

Paper & Forest Products — 0.0%
Domtar Corp.	153,589	3,323,666

Personal Products — 0.1%
Coty Inc., Class A	773,284	3,990,146
Herbalife Nutrition Ltd.(a)(b)	274,082	7,992,231
Nu Skin Enterprises Inc., Class A	146,965	3,211,185

		15,193,562

Pharmaceuticals — 0.8%
Catalent Inc.(b)	416,393	21,631,616
Elanco Animal Health Inc.(a)(b)	1,072,769	24,019,298

Security	Shares	Value

Pharmaceuticals (continued)
Horizon Therapeutics PLC(b)	503,770	$14,921,667
Jazz Pharmaceuticals PLC(b)	149,147	14,875,922
Mylan NV(b)	1,385,375	20,655,941
Nektar Therapeutics(a)(b)	457,015	8,157,718
Perrigo Co. PLC	339,089	16,306,790

		120,568,952

Professional Services — 1.9%
CoreLogic Inc.	214,744	6,558,282
CoStar Group Inc.(b)	97,058	56,993,428
Equifax Inc.(a)	324,562	38,768,931
IHS Markit Ltd.	1,051,100	63,066,000
ManpowerGroup Inc.	159,599	8,457,151
Nielsen Holdings PLC(a)	951,339	11,929,791
Robert Half International Inc.	310,631	11,726,320
TransUnion	507,138	33,562,393
Verisk Analytics Inc.	430,602	60,017,307

		291,079,603

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	907,320	34,215,037
Howard Hughes Corp. (The)(a)(b)	109,386	5,526,181
Jones Lang LaSalle Inc.(a)	140,081	14,145,379

		53,886,597

Road & Rail — 0.9%
AMERCO	23,977	6,966,517
JB Hunt Transport Services Inc.(a)	228,960	21,116,981
Kansas City Southern(a)	260,226	33,095,543
Knight-Swift Transportation Holdings Inc.(a)	335,139	10,992,559
Landstar System Inc.(a)	106,924	10,249,735
Lyft Inc., Class A(a)(b)	530,975	14,256,679
Old Dominion Freight Line Inc.(a)	263,279	34,558,001
Ryder System Inc.	137,538	3,636,505
Schneider National Inc., Class B(a)	154,401	2,986,115

		137,858,635

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(b)	2,790,750	126,923,310
Cree Inc.(a)(b)	290,905	10,315,491
Cypress Semiconductor Corp.	993,723	23,173,620
Entegris Inc.(a)	362,138	16,212,918
First Solar Inc.(a)(b)	220,557	7,953,285
KLA Corp.	423,319	60,847,873
Lam Research Corp.	390,902	93,816,480
Marvell Technology Group Ltd.	1,789,546	40,497,426
Maxim Integrated Products Inc.	728,696	35,421,913
Microchip Technology Inc.(a)	634,004	42,985,471
MKS Instruments Inc.	144,997	11,810,006
Monolithic Power Systems Inc.	114,575	19,186,730
ON Semiconductor Corp.(a)(b)	1,111,554	13,827,732
Qorvo Inc.(b)	312,857	25,225,660
Skyworks Solutions Inc.(a)	458,894	41,015,946
Teradyne Inc.	450,849	24,422,490
Universal Display Corp.	116,310	15,327,332
Xilinx Inc.	672,216	52,392,515

		661,356,198

Software — 6.0%
2U Inc.(a)(b)	154,972	3,288,506
Alteryx Inc., Class A(a)(b)	123,053	11,710,954
Anaplan Inc.(a)(b)	235,458	7,124,959
ANSYS Inc.(b)	225,480	52,417,336
Aspen Technology Inc.(a)(b)	184,616	17,551,443

58

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Atlassian Corp. PLC, Class A(a)(b)	323,106	$44,349,530
Avalara Inc.(a)(b)	125,198	9,339,771
Bill.Com Holdings Inc.(a)(b)	26,713	913,585
Cadence Design Systems Inc.(a)(b)	750,399	49,556,350
CDK Global Inc.	325,283	10,685,546
CERENCE Inc.(a)(b)	97,164	1,496,326
Ceridian HCM Holding Inc.(a)(b)	252,369	12,636,116
Citrix Systems Inc.	314,534	44,522,288
Coupa Software Inc.(a)(b)	172,984	24,171,054
DocuSign Inc.(b)	426,424	39,401,578
Dropbox Inc., Class A(a)(b)	566,832	10,259,659
Dynatrace Inc.(b)	352,618	8,406,413
Elastic NV(a)(b)	146,848	8,195,587
Fair Isaac Corp.(b)	77,052	23,708,130
FireEye Inc.(a)(b)	550,889	5,828,406
Fortinet Inc.(b)	385,609	39,012,062
Guidewire Software Inc.(a)(b)	222,544	17,649,965
HubSpot Inc.(a)(b)	109,749	14,617,469
LogMeIn Inc.	131,759	10,972,889
Manhattan Associates Inc.(b)	172,506	8,594,249
Medallia Inc.(a)(b)	183,652	3,680,386
New Relic Inc.(a)(b)	133,816	6,187,652
NortonLifeLock Inc.(a)	1,528,700	28,601,977
Nuance Communications Inc.(a)(b)	777,748	13,050,611
Nutanix Inc., Class A(a)(b)	461,560	7,292,648
Pagerduty Inc.(a)(b)	113,433	1,960,122
Palo Alto Networks Inc.(a)(b)	255,676	41,920,637
Paycom Software Inc.(a)(b)	133,634	26,995,404
Paylocity Holding Corp.(a)(b)	93,062	8,219,236
Pegasystems Inc.(a)	104,664	7,455,217
Pluralsight Inc., Class A(a)(b)	167,350	1,837,503
Proofpoint Inc.(a)(b)	150,993	15,490,372
PTC Inc.(a)(b)	278,541	17,049,495
RealPage Inc.(a)(b)	212,594	11,252,600
RingCentral Inc., Class A(a)(b)	200,711	42,532,668
Smartsheet Inc., Class A(b)	238,099	9,883,489
SolarWinds Corp.(a)(b)	114,847	1,799,652
Splunk Inc.(a)(b)	420,364	53,062,548
SS&C Technologies Holdings Inc.(a)	600,598	26,318,204
Synopsys Inc.(b)	402,038	51,778,474
Teradata Corp.(a)(b)	296,514	6,075,572
Trade Desk Inc. (The), Class A(a)(b)	105,838	20,426,734
Tyler Technologies Inc.(b)	104,100	30,871,896
Zendesk Inc.(a)(b)	300,712	19,248,575
Zscaler Inc.(a)(b)	188,123	11,449,166

		940,851,009

Specialty Retail — 2.4%
Advance Auto Parts Inc.	178,926	16,697,374
AutoNation Inc.(a)(b)	144,224	4,046,925
AutoZone Inc.(b)	64,020	54,160,920
Best Buy Co. Inc.	596,026	33,973,482
Burlington Stores Inc.(b)	175,788	27,855,366
CarMax Inc.(a)(b)	442,385	23,813,585
Carvana Co.(a)(b)	120,519	6,639,392
Dick’s Sporting Goods Inc.	171,827	3,653,042
Five Below Inc.(a)(b)	145,860	10,265,627
Floor & Decor Holdings Inc., Class A(a)(b)	187,385	6,013,185
Foot Locker Inc.	287,106	6,330,687
Gap Inc. (The)	581,031	4,090,458
L Brands Inc.	610,630	7,058,883

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Inc.(b)	201,092	$60,538,747
Penske Automotive Group Inc.	93,391	2,614,948
Tiffany & Co.(a)	325,642	42,170,639
Tractor Supply Co.(a)	321,372	27,172,003
Ulta Beauty Inc.(a)(b)	149,055	26,188,963
Urban Outfitters Inc.(a)(b)	185,239	2,637,803
Williams-Sonoma Inc.	209,519	8,908,748

		374,830,777

Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	3,526,932	34,246,510
NCR Corp.(a)(b)	343,763	6,084,605
NetApp Inc.	621,025	25,890,532
Pure Storage Inc., Class A(a)(b)	637,463	7,840,795
Western Digital Corp.	802,427	33,397,012
Xerox Holdings Corp.(b)	483,619	9,159,744

		116,619,198

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)(b)	381,246	4,113,644
Carter’s Inc.	119,100	7,828,443
Columbia Sportswear Co.(a)	80,107	5,589,065
Hanesbrands Inc.	963,027	7,579,023
Lululemon Athletica Inc.(a)(b)	318,397	60,352,151
PVH Corp.(a)	192,903	7,260,869
Ralph Lauren Corp.	128,514	8,588,591
Skechers U.S.A. Inc., Class A(b)	352,045	8,357,548
Tapestry Inc.	746,028	9,661,063
Under Armour Inc., Class A(a)(b)	502,138	4,624,691
Under Armour Inc., Class C, NVS(a)(b)	518,871	4,182,100

		128,137,188

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	948,803	6,024,899
New York Community Bancorp. Inc.	1,212,271	11,383,225
TFS Financial Corp.	126,579	1,932,861

		19,340,985

Trading Companies & Distributors — 0.9%
Air Lease Corp.	288,287	6,382,674
Fastenal Co.	1,542,438	48,201,188
HD Supply Holdings Inc.(b)	434,061	12,340,354
MSC Industrial Direct Co. Inc., Class A	116,919	6,427,037
United Rentals Inc.(a)(b)	202,405	20,827,475
Univar Solutions Inc.(a)(b)	457,154	4,900,691
Watsco Inc.	88,346	13,961,318
WESCO International Inc.(b)	111,150	2,539,778
WW Grainger Inc.	116,562	28,965,657

		144,546,172

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	196,582	4,963,696

Water Utilities — 0.5%
American Water Works Co. Inc.(a)	487,272	58,258,240
Essential Utilities Inc.	580,538	23,627,897

		81,886,137

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,520,934	13,110,451
Telephone & Data Systems Inc.	265,479	4,449,428

59

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)(b)	38,484	$1,127,196

		18,687,075

Total Common Stocks — 99.7% (Cost: $16,015,762,223)		15,707,367,649

Short-Term Investments

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,228,741,230	1,228,495,482
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	44,545,000	44,545,000

		1,273,040,482

Total Short-Term Investments — 8.1% (Cost: $1,273,153,792)		1,273,040,482

Total Investments in Securities — 107.8% (Cost: $17,288,916,015)		16,980,408,131

Other Assets, Less Liabilities — (7.8)%		(1,226,817,250)

Net Assets — 100.0%		$15,753,590,881

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

60

Schedule of Investments March 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
BWX Technologies Inc.	260,752	$12,701,230
HEICO Corp.(a)	159,993	11,937,078
HEICO Corp., Class A(a)	284,500	18,179,550
Hexcel Corp.	286,265	10,646,195
Huntington Ingalls Industries Inc.	116,759	21,274,658
L3Harris Technologies Inc.(a)	408,561	73,590,007
Spirit AeroSystems Holdings Inc., Class A	342,253	8,190,114
TransDigm Group Inc.	153,190	49,049,906

		205,568,738

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	377,652	25,000,562
Expeditors International of Washington Inc.	447,570	29,861,871
XPO Logistics Inc.(a)(b)	196,447	9,576,791

		64,439,224

Airlines — 0.2%
Alaska Air Group Inc.	204,066	5,809,759
American Airlines Group Inc.(a)	146,151	1,781,580
JetBlue Airways Corp.(a)(b)	95,886	858,180
United Airlines Holdings Inc.(b)	187,214	5,906,602

		14,356,121

Auto Components — 0.0%
Aptiv PLC	62,617	3,083,261

Banks — 0.3%
CIT Group Inc.	28,631	494,171
Comerica Inc.	32,048	940,288
First Republic Bank/CA(a)	113,446	9,334,337
Prosperity Bancshares Inc.	36,970	1,783,802
Signature Bank/New York NY	95,851	7,705,462
SVB Financial Group(a)(b)	13,945	2,106,811
Synovus Financial Corp.	40,935	718,819
Western Alliance Bancorp.	37,185	1,138,233

		24,221,923

Beverages — 0.4%
Brown-Forman Corp., Class A(a)	154,783	7,952,750
Brown-Forman Corp., Class B, NVS(a)	592,019	32,862,975

		40,815,725

Biotechnology — 3.6%
Agios Pharmaceuticals Inc.(a)(b)	24,941	884,907
Alnylam Pharmaceuticals Inc.(a)(b)	329,967	35,916,908
BioMarin Pharmaceutical Inc.(a)(b)	657,530	55,561,285
Exact Sciences Corp.(a)(b)	515,500	29,899,000
Exelixis Inc.(b)	453,505	7,809,356
Incyte Corp.(b)	659,859	48,321,474
Ionis Pharmaceuticals Inc.(b)	468,720	22,161,082
Moderna Inc.(a)(b)	740,876	22,189,236
Neurocrine Biosciences Inc.(a)(b)	336,774	29,147,790
Sage Therapeutics Inc.(a)(b)	189,451	5,441,033
Sarepta Therapeutics Inc.(a)(b)	259,926	25,425,961
Seattle Genetics Inc.(a)(b)	427,925	49,373,986

		332,132,018

Building Products — 1.5%
Allegion PLC(a)	256,850	23,635,337
AO Smith Corp.	82,407	3,115,809
Armstrong World Industries Inc.(a)	179,770	14,277,333
Fortune Brands Home & Security Inc.	165,504	7,158,048
Lennox International Inc.	117,559	21,371,051

Security	Shares	Value

Building Products (continued)
Trane Technologies PLC	826,297	$68,243,869

		137,801,447

Capital Markets — 2.8%
Ameriprise Financial Inc.	64,187	6,577,884
Cboe Global Markets Inc.	101,333	9,043,970
E*TRADE Financial Corp.	152,820	5,244,782
Evercore Inc., Class A	49,641	2,286,464
FactSet Research Systems Inc.(a)	137,430	35,825,252
Interactive Brokers Group Inc., Class A(a)	75,698	3,267,883
Lazard Ltd., Class A	138,964	3,273,992
LPL Financial Holdings Inc.(a)	295,547	16,086,623
MarketAxess Holdings Inc.(a)	135,567	45,085,517
Morningstar Inc.	72,658	8,446,493
MSCI Inc.(a)	302,476	87,403,465
Raymond James Financial Inc.	106,424	6,725,997
SEI Investments Co.(a)	222,336	10,303,050
T Rowe Price Group Inc.	244,587	23,883,921
Virtu Financial Inc., Class A	76,549	1,593,750

		265,049,043

Chemicals — 0.5%
Axalta Coating Systems Ltd.(b)	238,248	4,114,543
CF Industries Holdings Inc.	79,325	2,157,640
Element Solutions Inc.(a)(b)	313,912	2,624,304
NewMarket Corp.	23,341	8,936,569
RPM International Inc.	78,200	4,652,900
Scotts Miracle-Gro Co. (The)	145,487	14,897,869
WR Grace & Co.	210,152	7,481,411

		44,865,236

Commercial Services & Supplies — 1.6%
Cintas Corp.(a)	311,435	53,946,771
Copart Inc.(b)	738,128	50,576,531
IAA Inc.(a)(b)	444,745	13,324,560
KAR Auction Services Inc.	429,394	5,152,728
Republic Services Inc.	49,508	3,716,070
Rollins Inc.(a)	520,724	18,818,965

		145,535,625

Communications Equipment — 1.4%
Arista Networks Inc.(a)(b)	218,476	44,252,314
F5 Networks Inc.(a)(b)	207,114	22,084,566
Motorola Solutions Inc.	465,088	61,819,497
Ubiquiti Inc.	31,396	4,445,045

		132,601,422

Construction & Engineering — 0.0%
Quanta Services Inc.	117,513	3,728,688

Construction Materials — 0.7%
Eagle Materials Inc.	126,906	7,413,849
Martin Marietta Materials Inc.(a)	70,528	13,346,013
Vulcan Materials Co.	444,047	47,988,159

		68,748,021

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)(b)	32,898	8,411,690
Discover Financial Services	400,727	14,293,932
LendingTree Inc.(a)(b)	28,497	5,226,065
Synchrony Financial	612,755	9,859,228

		37,790,915

Containers & Packaging — 1.5%
AptarGroup Inc.	93,769	9,333,766

61

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Avery Dennison Corp.(a)	286,510	$29,186,774
Ball Corp.	1,187,159	76,761,701
Berry Global Group Inc.(a)(b)	183,313	6,179,481
Crown Holdings Inc.(a)(b)	276,004	16,019,272
Sealed Air Corp.	41,153	1,016,891

		138,497,885

Distributors — 0.3%
LKQ Corp.(a)(b)	161,229	3,306,807
Pool Corp.	141,168	27,777,627

		31,084,434

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)(b)	211,845	21,608,190
Grand Canyon Education Inc.(a)(b)	16,008	1,221,170
H&R Block Inc.(a)	112,325	1,581,536
Service Corp. International	236,420	9,246,386
ServiceMaster Global Holdings Inc.(a)(b)	78,145	2,109,915

		35,767,197

Diversified Financial Services — 0.0%
Voya Financial Inc.(a)	36,181	1,467,140

Electrical Equipment — 1.4%
Acuity Brands Inc.	37,907	3,247,113
AMETEK Inc.	665,670	47,941,553
Hubbell Inc.	110,159	12,639,644
Rockwell Automation Inc.	424,058	63,994,593
Sensata Technologies Holding PLC(a)(b)	241,573	6,988,707

		134,811,610

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A(a)	1,072,668	78,176,044
CDW Corp./DE(a)	525,183	48,983,818
Cognex Corp.(a)	604,705	25,530,645
Corning Inc.	880,170	18,078,692
Dolby Laboratories Inc., Class A	30,297	1,642,400
FLIR Systems Inc.(a)	41,113	1,311,094
IPG Photonics Corp.(a)(b)	9,138	1,007,739
Jabil Inc.	116,147	2,854,893
Keysight Technologies Inc.(a)(b)	689,178	57,670,415
National Instruments Corp.	25,944	858,228
Trimble Inc.(a)(b)	155,499	4,949,533
Zebra Technologies Corp., Class A(a)(b)	196,948	36,159,653

		277,223,154
Entertainment — 1.5%
Live Nation Entertainment Inc.(b)	475,527	21,617,457
Madison Square Garden Co. (The), Class A(a)(b)	6,190	1,308,628
Roku Inc.(a)(b)	313,858	27,456,298
Spotify Technology SA(b)	477,909	58,037,269
Take-Two Interactive Software Inc.(b)	190,843	22,635,888
World Wrestling Entertainment Inc., Class A	155,835	5,287,482
Zynga Inc., Class A(a)(b)	676,316	4,632,765

		140,975,787

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Homes 4 Rent, Class A(a)	409,251	9,494,623
Americold Realty Trust	701,170	23,867,827
Brookfield Property REIT Inc., Class A	240,948	2,045,648
Colony Capital Inc.	100,946	176,655
CoreSite Realty Corp.	107,648	12,476,403
Equity LifeStyle Properties Inc.	636,611	36,592,400
Extra Space Storage Inc.	373,681	35,783,693
Iron Mountain Inc.	115,796	2,755,945

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	314,027	$16,103,305
Outfront Media Inc.	79,325	1,069,301
SBA Communications Corp.	412,622	111,395,561
Sun Communities Inc.	79,776	9,960,034
UDR Inc.	58,274	2,129,332

		263,850,727

Food & Staples Retailing — 0.1%
Casey’s General Stores Inc.(a)	34,437	4,562,558
Grocery Outlet Holding Corp.(a)(b)	32,854	1,128,206
Sprouts Farmers Market Inc.(a)(b)	201,220	3,740,680

		9,431,444

Food Products — 1.7%
Campbell Soup Co.	350,157	16,163,247
Hershey Co. (The)	464,312	61,521,340
Kellogg Co.	347,261	20,832,187
Lamb Weston Holdings Inc.	140,375	8,015,413
McCormick & Co. Inc./MD, NVS	292,488	41,302,231
Pilgrim’s Pride Corp.(b)	68,358	1,238,647
Post Holdings Inc.(b)	107,803	8,944,415
TreeHouse Foods Inc.(a)(b)	34,023	1,502,115

		159,519,595

Health Care Equipment & Supplies — 6.2%
ABIOMED Inc.(a)(b)	163,269	23,700,128
Align Technology Inc.(a)(b)	287,190	49,956,700
Cantel Medical Corp.(a)	79,501	2,854,086
Cooper Companies Inc. (The)(a)	24,078	6,637,582
DexCom Inc.(a)(b)	332,805	89,614,402
Envista Holdings Corp.(a)(b)	341,407	5,100,621
Hill-Rom Holdings Inc.	127,489	12,825,393
Hologic Inc.(b)	775,655	27,225,491
ICU Medical Inc.(a)(b)	21,261	4,289,832
IDEXX Laboratories Inc.(b)	312,173	75,620,788
Insulet Corp.(a)(b)	218,010	36,119,897
Masimo Corp.(a)(b)	172,855	30,616,078
Penumbra Inc.(a)(b)	115,477	18,629,904
ResMed Inc.(a)	521,979	76,882,287
Steris PLC(a)	17,638	2,468,791
Teleflex Inc.(a)	169,764	49,717,085
Varian Medical Systems Inc.(a)(b)	334,999	34,390,997
West Pharmaceutical Services Inc.	203,185	30,934,916

		577,584,978

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	546,100	48,329,850
Centene Corp.(b)	1,821,544	108,217,929
Chemed Corp.(a)	57,081	24,727,489
Encompass Health Corp.	183,264	11,734,394
Guardant Health Inc.(a)(b)	134,608	9,368,717
Henry Schein Inc.(a)(b)	68,524	3,461,833
Laboratory Corp. of America Holdings(b)	21,373	2,701,333
McKesson Corp.	65,538	8,864,670
Molina Healthcare Inc.(a)(b)	173,538	24,244,994

		241,651,209

Health Care Technology — 1.6%
Cerner Corp.	1,148,692	72,356,109
Change Healthcare Inc.(a)(b)	427,353	4,269,256
Veeva Systems Inc., Class A(a)(b)	481,734	75,328,746

		151,954,111

62

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill Inc.(a)(b)	94,081	$61,566,606
Choice Hotels International Inc.	52,652	3,224,935
Darden Restaurants Inc.	448,470	24,423,676
Domino’s Pizza Inc.	150,544	48,786,794
Dunkin’ Brands Group Inc.	281,583	14,952,057
Hilton Grand Vacations Inc.(b)	45,370	715,485
Hilton Worldwide Holdings Inc.	1,007,712	68,766,267
MGM Resorts International	151,552	1,788,314
Norwegian Cruise Line Holdings Ltd.(a)(b)	158,154	1,733,368
Planet Fitness Inc., Class A(b)	301,108	14,663,960
Six Flags Entertainment Corp.	26,820	336,323
Vail Resorts Inc.(a)	132,375	19,553,111
Wendy’s Co. (The)	684,504	10,185,420
Wyndham Hotels & Resorts Inc.(a)	103,146	3,250,130
Wynn Resorts Ltd.	298,519	17,967,859
Yum China Holdings Inc.	1,076,424	45,887,955

		337,802,260

Household Durables — 0.6%
Lennar Corp., Class A	416,176	15,897,923
Lennar Corp., Class B	23,512	679,967
NVR Inc.(b)	11,867	30,487,628
Tempur Sealy International Inc.(b)	166,484	7,277,016

		54,342,534

Household Products — 1.3%
Church & Dwight Co. Inc.(a)	903,998	58,018,592
Clorox Co. (The)	377,621	65,422,838
Reynolds Consumer Products Inc.	70,782	2,064,711

		125,506,141

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.(a)	175,688	22,010,193

Insurance — 0.8%
Alleghany Corp.	5,267	2,909,227
Arch Capital Group Ltd.(b)	194,632	5,539,227
Arthur J Gallagher & Co.(a)	146,217	11,918,148
Athene Holding Ltd., Class A(a)(b)	200,091	4,966,259
Axis Capital Holdings Ltd.	29,626	1,145,045
Brown & Brown Inc.(a)	49,193	1,781,770
Erie Indemnity Co., Class A, NVS	60,044	8,900,922
Everest Re Group Ltd.	45,204	8,698,154
Kemper Corp.(a)	44,075	3,277,858
Markel Corp.(a)(b)	4,084	3,789,503
Primerica Inc.(a)	108,334	9,585,392
RenaissanceRe Holdings Ltd.(a)	61,500	9,183,180

		71,694,685

Interactive Media & Services — 1.3%
IAC/InterActiveCorp.(b)	159,147	28,523,917
Match Group Inc.(a)(b)	197,770	13,060,731
TripAdvisor Inc.	340,353	5,918,738
Twitter Inc.(a)(b)	2,796,014	68,670,104

		116,173,490

Internet & Direct Marketing Retail — 0.7%
Etsy Inc.(a)(b)	431,816	16,599,007
Expedia Group Inc.	429,103	24,145,626
Grubhub Inc.(a)(b)	336,837	13,719,371
Wayfair Inc., Class A(a)(b)	231,783	12,386,483

		66,850,487

IT Services — 11.4%
Akamai Technologies Inc.(a)(b)	532,176	48,688,782

Security	Shares	Value

IT Services (continued)
Alliance Data Systems Corp.	15,598	$524,873
Black Knight Inc.(b)	529,663	30,752,234
Booz Allen Hamilton Holding Corp.	502,377	34,483,157
Broadridge Financial Solutions Inc.	417,774	39,617,509
EPAM Systems Inc.(a)(b)	190,996	35,460,317
Euronet Worldwide Inc.(b)	184,389	15,805,825
Fiserv Inc.(a)(b)	2,077,334	197,325,957
FleetCor Technologies Inc.(a)(b)	313,234	58,430,670
Gartner Inc.(a)(b)	321,397	32,001,499
Genpact Ltd.(a)	688,168	20,094,506
Global Payments Inc.	1,097,484	158,290,117
GoDaddy Inc., Class A(a)(b)	638,030	36,437,893
Jack Henry & Associates Inc.	249,984	38,807,516
MongoDB Inc.(a)(b)	155,371	21,214,356
Okta Inc.(a)(b)	385,340	47,111,668
Paychex Inc.	1,180,587	74,282,534
Sabre Corp.	174,527	1,034,945
Square Inc., Class A(a)(b)	1,265,578	66,290,976
Switch Inc., Class A(a)	212,774	3,070,329
Twilio Inc., Class A(a)(b)	450,617	40,325,715
VeriSign Inc.(a)(b)	261,772	47,142,520
Western Union Co. (The)	334,605	6,066,389
WEX Inc.(b)	158,509	16,572,116

		1,069,832,403

Leisure Products — 0.5%
Hasbro Inc.	462,651	33,102,679
Mattel Inc.(b)	873,457	7,695,156
Polaris Inc.	189,542	9,126,448

		49,924,283

Life Sciences Tools & Services — 2.6%
Adaptive Biotechnologies Corp.(a)(b)	174,201	4,839,304
Agilent Technologies Inc.	110,705	7,928,692
Avantor Inc.(a)(b)	821,431	10,259,673
Bio-Techne Corp.(a)	139,926	26,532,768
Bruker Corp.(a)	374,927	13,444,882
Charles River Laboratories International Inc.(b)	176,513	22,277,706
IQVIA Holdings Inc.(b)	276,818	29,857,589
Mettler-Toledo International Inc.(b)	87,198	60,211,091
PerkinElmer Inc.(a)	88,293	6,646,697
PPD Inc.(b)	147,249	2,622,505
PRA Health Sciences Inc.(a)(b)	230,692	19,156,664
Waters Corp.(a)(b)	234,681	42,723,676

		246,501,247

Machinery — 3.1%
Allison Transmission Holdings Inc.	400,995	13,076,447
Donaldson Co. Inc.(a)	463,373	17,900,099
Dover Corp.	232,313	19,500,353
Flowserve Corp.	102,725	2,454,100
Fortive Corp.(a)	242,943	13,408,024
Graco Inc.	604,895	29,476,533
IDEX Corp.	138,443	19,120,363
Ingersoll Rand Inc.(a)(b)	734,210	18,208,408
Lincoln Electric Holdings Inc.	202,801	13,993,269
Middleby Corp. (The)(a)(b)	204,606	11,637,989
Nordson Corp.(a)	192,359	25,981,930
Toro Co. (The)	394,821	25,698,899
WABCO Holdings Inc.(b)	157,304	21,243,905
Westinghouse Air Brake Technologies Corp.	184,283	8,869,541
Woodward Inc.(a)	165,444	9,833,992

63

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY(a)	659,116	$42,928,225

		293,332,077

Media — 1.5%
Altice USA Inc., Class A(b)	1,108,874	24,716,801
AMC Networks Inc., Class A(b)	157,367	3,825,592
Cable One Inc.	16,020	26,337,040
Fox Corp., Class A, NVS(a)	123,536	2,919,156
Fox Corp., Class B(b)	57,372	1,312,671
Interpublic Group of Companies Inc. (The)	130,103	2,106,368
New York Times Co. (The), Class A	110,436	3,391,490
Nexstar Media Group Inc., Class A	127,687	7,371,370
Omnicom Group Inc.	421,781	23,155,777
Sinclair Broadcast Group Inc., Class A	213,603	3,434,736
Sirius XM Holdings Inc.(a)	5,026,344	24,830,139
ViacomCBS Inc., Class A	23,397	417,169
ViacomCBS Inc., Class B, NVS	1,096,852	15,366,897

		139,185,206

Metals & Mining — 0.1%
Royal Gold Inc.	76,879	6,743,057

Multiline Retail — 2.0%
Dollar General Corp.	881,756	133,153,973
Dollar Tree Inc.(a)(b)	470,631	34,577,260
Nordstrom Inc.	399,262	6,124,679
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	193,536	8,968,458

		182,824,370

Oil, Gas & Consumable Fuels — 0.7%
Cabot Oil & Gas Corp.	925,148	15,903,294
Cheniere Energy Inc.(a)(b)	485,775	16,273,463
Diamondback Energy Inc.	122,353	3,205,649
Equitrans Midstream Corp.	75,423	379,378
ONEOK Inc.	484,103	10,558,286
Parsley Energy Inc., Class A	632,505	3,624,254
Pioneer Natural Resources Co.	257,070	18,033,460

		67,977,784

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	56,000	1,632,960

Pharmaceuticals — 0.2%
Horizon Therapeutics PLC(a)(b)	76,570	2,268,003
Jazz Pharmaceuticals PLC(a)(b)	180,473	18,000,377
Nektar Therapeutics(a)(b)	93,150	1,662,728

		21,931,108

Professional Services — 3.5%
CoreLogic Inc.	16,334	498,840
CoStar Group Inc.(b)	132,286	77,679,662
Equifax Inc.(a)	374,935	44,785,986
IHS Markit Ltd.	900,300	54,018,000
Nielsen Holdings PLC(a)	161,240	2,021,950
Robert Half International Inc.	416,819	15,734,917
TransUnion	688,302	45,551,826
Verisk Analytics Inc.(a)	587,062	81,824,702

		322,115,883

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(b)	451,500	17,026,065
Howard Hughes Corp. (The)(a)(b)	45,370	2,292,092
Jones Lang LaSalle Inc.(a)	20,817	2,102,101

		21,420,258

Security	Shares	Value

Road & Rail — 0.5%
JB Hunt Transport Services Inc.(a)	95,722	$8,828,440
Landstar System Inc.(a)	130,936	12,551,525
Lyft Inc., Class A(a)(b)	75,591	2,029,618
Old Dominion Freight Line Inc.(a)	151,227	19,849,991

		43,259,574

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices Inc.(a)(b)	3,797,078	172,691,108
Cree Inc.(a)(b)	28,994	1,028,127
Entegris Inc.(a)	494,708	22,148,077
KLA Corp.	577,335	82,986,133
Lam Research Corp.(a)	466,573	111,977,520
Maxim Integrated Products Inc.	372,076	18,086,614
Microchip Technology Inc.(a)	242,366	16,432,415
Monolithic Power Systems Inc.	156,060	26,133,808
Skyworks Solutions Inc.	31,293	2,796,968
Teradyne Inc.(a)	613,239	33,219,157
Universal Display Corp.(a)	157,305	20,729,653
Xilinx Inc.	916,729	71,449,858

		579,679,438

Software — 12.7%
2U Inc.(a)(b)	74,620	1,583,436
Alteryx Inc., Class A(a)(b)	166,516	15,847,328
Anaplan Inc.(a)(b)	319,950	9,681,687
ANSYS Inc.(a)(b)	307,311	71,440,588
Aspen Technology Inc.(a)(b)	250,484	23,813,514
Atlassian Corp. PLC, Class A(a)(b)	440,433	60,453,834
Avalara Inc.(a)(b)	172,189	12,845,299
Bill.Com Holdings Inc.(a)(b)	28,942	989,816
Cadence Design Systems Inc.(b)	1,021,989	67,492,154
CDK Global Inc.	445,705	14,641,409
Ceridian HCM Holding Inc.(a)(b)	277,227	13,880,756
Citrix Systems Inc.(a)	381,412	53,988,869
Coupa Software Inc.(a)(b)	234,517	32,769,060
DocuSign Inc.(a)(b)	581,046	53,688,650
Dropbox Inc., Class A(b)	776,395	14,052,750
Dynatrace Inc.(a)(b)	389,987	9,297,290
Elastic NV(a)(b)	199,167	11,115,510
Fair Isaac Corp.(b)	104,465	32,142,836
FireEye Inc.(a)(b)	737,978	7,807,807
Fortinet Inc.(a)(b)	527,240	53,340,871
Guidewire Software Inc.(a)(b)	304,141	24,121,423
HubSpot Inc.(a)(b)	150,090	19,990,487
Manhattan Associates Inc.(a)(b)	233,672	11,641,539
Medallia Inc.(a)(b)	202,795	4,064,012
New Relic Inc.(a)(b)	186,801	8,637,678
Nutanix Inc., Class A(a)(b)	640,306	10,116,835
Pagerduty Inc.(a)(b)	154,643	2,672,231
Palo Alto Networks Inc.(a)(b)	348,155	57,083,494
Paycom Software Inc.(a)(b)	181,198	36,603,808
Paylocity Holding Corp.(a)(b)	126,619	11,182,990
Pegasystems Inc.	141,189	10,056,892
Pluralsight Inc., Class A(a)(b)	225,825	2,479,559
Proofpoint Inc.(a)(b)	204,712	21,001,404
PTC Inc.(a)(b)	383,638	23,482,482
RealPage Inc.(a)(b)	291,572	15,432,906
RingCentral Inc., Class A(a)(b)	273,735	58,007,184
Smartsheet Inc., Class A(a)(b)	320,697	13,312,132
SolarWinds Corp.(a)(b)	46,734	732,322
Splunk Inc.(a)(b)	573,205	72,355,667

64

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SS&C Technologies Holdings Inc.(a)	737,458	$32,315,410
Synopsys Inc.(a)(b)	547,561	70,520,381
Teradata Corp.(b)	408,287	8,365,801
Trade Desk Inc. (The), Class A(a)(b)	143,901	27,772,893
Tyler Technologies Inc.(b)	141,013	41,818,815
Zendesk Inc.(a)(b)	411,919	26,366,935
Zscaler Inc.(a)(b)	255,212	15,532,202

		1,186,540,946

Specialty Retail — 3.6%
Advance Auto Parts Inc.	58,171	5,428,518
AutoZone Inc.(b)	87,238	73,803,348
Best Buy Co. Inc.	166,640	9,498,480
Burlington Stores Inc.(a)(b)	240,329	38,082,533
CarMax Inc.(a)(b)	284,557	15,317,703
Carvana Co.(a)(b)	166,446	9,169,510
Five Below Inc.(a)(b)	202,312	14,238,719
Floor & Decor Holdings Inc., Class A(a)(b)	251,868	8,082,444
L Brands Inc.	129,810	1,500,604
O’Reilly Automotive Inc.(a)(b)	274,144	82,531,051
Tractor Supply Co.	438,169	37,047,189
Ulta Beauty Inc.(a)(b)	202,390	35,559,923
Williams-Sonoma Inc.	52,183	2,218,821

		332,478,843

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.(a)(b)	467,796	8,279,989
NetApp Inc.	842,578	35,127,077
Pure Storage Inc., Class A(a)(b)	861,786	10,599,968

		54,007,034

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)(b)	220,326	2,377,318
Carter’s Inc.	72,162	4,743,208
Columbia Sportswear Co.(a)	70,837	4,942,297
Hanesbrands Inc.	1,024,762	8,064,877
Lululemon Athletica Inc.(a)(b)	433,845	82,235,320
Skechers U.S.A. Inc., Class A(b)	178,030	4,226,432
Under Armour Inc., Class A(a)(b)	456,600	4,205,286
Under Armour Inc., Class C, NVS(b)	473,428	3,815,830

		114,610,568

Trading Companies & Distributors — 1.3%
Air Lease Corp.(a)	27,969	619,234
Fastenal Co.	1,906,415	59,575,469
United Rentals Inc.(a)(b)	194,196	19,982,768
WW Grainger Inc.	158,717	39,441,174

		119,618,645

Total Common Stocks — 99.8% (Cost: $9,124,352,014)		9,332,552,152

Short-Term Investments

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	1,081,537,201	1,081,320,894

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	15,629,000	$15,629,000

		1,096,949,894

Total Short-Term Investments — 11.7% (Cost: $1,097,108,425)		1,096,949,894

Total Investments in Securities — 111.5% (Cost: $10,221,460,439)		10,429,502,046

Other Assets, Less Liabilities — (11.5)%		(1,075,858,497)

Net Assets — 100.0%		$9,353,643,549

(a)	All or a portion of this security is on loan. (b) Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

65

Schedule of Investments March 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
BWX Technologies Inc.(a)	60,449	$2,944,471
Curtiss-Wright Corp.	105,487	9,748,054
Hexcel Corp.	15,054	559,858
Howmet Aerospace Inc.	956,200	15,356,572
Huntington Ingalls Industries Inc.	20,217	3,683,740
L3Harris Technologies Inc.(a)	274,120	49,374,494
Spirit AeroSystems Holdings Inc., Class A	25,555	611,531
Teledyne Technologies Inc.(a)(b)	88,998	26,456,436
Textron Inc.	572,676	15,273,269
TransDigm Group Inc.	24,234	7,759,484

		131,767,909

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	79,480	5,261,576
Expeditors International of Washington Inc.	122,610	8,180,539
XPO Logistics Inc.(a)(b)	95,268	4,644,315

		18,086,430

Airlines — 0.5%
Alaska Air Group Inc.	165,697	4,717,394
American Airlines Group Inc.(a)	875,952	10,677,855
Copa Holdings SA, Class A, NVS	77,719	3,519,893
JetBlue Airways Corp.(a)(b)	655,260	5,864,577
United Airlines Holdings Inc.(a)(b)	448,893	14,162,574

		38,942,293

Auto Components — 0.9%
Aptiv PLC	597,492	29,420,506
BorgWarner Inc.(a)	517,152	12,602,994
Gentex Corp.	628,565	13,929,000
Goodyear Tire & Rubber Co. (The)	576,947	3,357,832
Lear Corp.	151,656	12,322,050

		71,632,382

Automobiles — 0.2%
Harley-Davidson Inc.	385,053	7,289,053
Thor Industries Inc.	130,466	5,503,056

		12,792,109

Banks — 4.7%
Associated Banc-Corp.	391,602	5,008,589
Bank of Hawaii Corp.	100,357	5,543,721
Bank OZK	299,763	5,006,042
BankUnited Inc.	233,678	4,369,779
BOK Financial Corp.	80,192	3,412,971
CIT Group Inc.	219,923	3,795,871
Citizens Financial Group Inc.	1,080,644	20,326,914
Comerica Inc.	328,077	9,625,779
Commerce Bancshares Inc.(a)	254,445	12,811,306
Cullen/Frost Bankers Inc.	140,113	7,816,904
East West Bancorp. Inc.	360,262	9,273,144
Fifth Third Bancorp.	1,763,180	26,183,223
First Citizens BancShares Inc./NC, Class A	17,444	5,806,584
First Hawaiian Inc.	327,044	5,406,037
First Horizon National Corp.	774,241	6,240,382
First Republic Bank/CA(a)	346,243	28,488,874
FNB Corp.	803,889	5,924,662
Huntington Bancshares Inc./OH	2,523,094	20,714,602
KeyCorp.	2,438,327	25,285,451
M&T Bank Corp.	325,549	33,671,533
PacWest Bancorp.	292,399	5,239,790
People’s United Financial Inc.	1,095,553	12,105,861

Security	Shares	Value

Banks (continued)
Pinnacle Financial Partners Inc.	185,731	$6,972,342
Popular Inc.	234,900	8,221,500
Prosperity Bancshares Inc.	201,751	9,734,486
Regions Financial Corp.	2,399,405	21,522,663
Signature Bank/New York NY	66,089	5,312,895
Sterling Bancorp./DE	483,907	5,056,828
SVB Financial Group(a)(b)	119,619	18,072,038
Synovus Financial Corp.	322,890	5,669,948
TCF Financial Corp.	379,136	8,591,222
Texas Capital Bancshares Inc.(b)	124,565	2,761,606
Umpqua Holdings Corp.	546,754	5,959,619
Webster Financial Corp.	224,664	5,144,806
Western Alliance Bancorp.	211,805	6,483,351
Wintrust Financial Corp.	140,795	4,626,524
Zions Bancorp. N.A.	403,520	10,798,195

		386,986,042

Beverages — 0.2%
Brown-Forman Corp., Class A(a)	8,253	424,039
Brown-Forman Corp., Class B, NVS(a)	28,176	1,564,050
Molson Coors Beverage Co., Class B	432,238	16,861,604

		18,849,693

Biotechnology — 0.5%
Agios Pharmaceuticals Inc.(a)(b)	133,699	4,743,641
Alkermes PLC(a)(b)	387,012	5,580,713
Alnylam Pharmaceuticals Inc.(a)(b)	44,532	4,847,308
Bluebird Bio Inc.(a)(b)	136,745	6,284,800
Exelixis Inc.(b)	438,583	7,552,399
Moderna Inc.(b)	54,866	1,643,237
United Therapeutics Corp.(b)	107,784	10,220,618

		40,872,716

Building Products — 0.8%
Allegion PLC(a)	56,310	5,181,646
AO Smith Corp.	282,165	10,668,659
Fortune Brands Home & Security Inc.	237,149	10,256,694
Lennox International Inc.	7,928	1,441,231
Masco Corp.	688,418	23,798,610
Owens Corning	265,797	10,315,582
Resideo Technologies Inc.(b)	305,250	1,477,410
Trane Technologies PLC	35,302	2,915,592

		66,055,424

Capital Markets — 3.7%
Affiliated Managers Group Inc.(a)	122,592	7,250,091
Ameriprise Financial Inc.	271,436	27,816,761
BGC Partners Inc., Class A	750,156	1,890,393
Cboe Global Markets Inc.	207,022	18,476,714
E*TRADE Financial Corp.	452,225	15,520,362
Eaton Vance Corp., NVS	266,930	8,608,493
Evercore Inc., Class A	62,146	2,862,445
Franklin Resources Inc.	690,973	11,532,339
Interactive Brokers Group Inc., Class A(a)	134,888	5,823,115
Invesco Ltd.	946,216	8,591,641
Janus Henderson Group PLC	397,960	6,096,747
Lazard Ltd., Class A	160,276	3,776,103
Legg Mason Inc.	215,292	10,517,014
Nasdaq Inc.(a)	285,017	27,062,364
Northern Trust Corp.	481,771	36,354,440
Raymond James Financial Inc.	237,112	14,985,478
SEI Investments Co.	168,104	7,789,939
State Street Corp.	890,888	47,457,604

66

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	409,476	$39,985,331
Virtu Financial Inc., Class A	71,991	1,498,853

		303,896,227

Chemicals — 2.9%
Albemarle Corp.(a)	261,529	14,742,390
Ashland Global Holdings Inc.(a)	139,229	6,971,196
Axalta Coating Systems Ltd.(b)	352,751	6,092,010
Cabot Corp.	143,038	3,736,153
Celanese Corp.	296,489	21,759,328
CF Industries Holdings Inc.	488,552	13,288,614
Chemours Co. (The)	405,483	3,596,634
Corteva Inc.(a)(b)	1,873,693	44,031,786
Eastman Chemical Co.	339,950	15,834,871
Element Solutions Inc.(b)	346,017	2,892,702
FMC Corp.	321,652	26,275,752
Huntsman Corp.	534,278	7,709,632
International Flavors & Fragrances Inc.(a)	265,525	27,104,792
Mosaic Co. (The)(a)	858,254	9,286,308
NewMarket Corp.	1,335	511,131
Olin Corp.	394,752	4,606,756
RPM International Inc.	266,516	15,857,702
Valvoline Inc.	475,359	6,222,449
Westlake Chemical Corp.	87,602	3,343,768

		233,863,974

Commercial Services & Supplies — 0.7%
ADT Inc.(a)	293,101	1,266,196
Clean Harbors Inc.(b)	128,904	6,617,931
IAA Inc.(b)	30,145	903,144
KAR Auction Services Inc.	24,556	294,672
Republic Services Inc.	498,391	37,409,229
Stericycle Inc.(a)(b)	221,875	10,778,688

		57,269,860

Communications Equipment — 0.7%
Ciena Corp.(a)(b)	380,414	15,144,281
CommScope Holding Co. Inc.(a)(b)	473,889	4,317,129
EchoStar Corp., Class A(a)(b)	123,302	3,941,965
F5 Networks Inc.(b)	10,937	1,166,212
Juniper Networks Inc.	825,785	15,805,525
Motorola Solutions Inc.	111,141	14,772,862
ViaSat Inc.(a)(b)	140,941	5,062,601

		60,210,575

Construction & Engineering — 0.7%
AECOM(b)	371,880	11,100,618
Fluor Corp.	347,009	2,397,832
Jacobs Engineering Group Inc.(a)	319,404	25,319,155
Quanta Services Inc.	271,035	8,599,941
Valmont Industries Inc.	53,250	5,643,435

		53,060,981

Construction Materials — 0.3%
Eagle Materials Inc.	16,926	988,817
Martin Marietta Materials Inc.	108,237	20,481,687
Vulcan Materials Co.(a)	26,384	2,851,319

		24,321,823

Consumer Finance — 0.8%
Ally Financial Inc.	931,082	13,435,513
Credit Acceptance Corp.(a)(b)	2,878	735,876
Discover Financial Services	499,765	17,826,618
Navient Corp.	484,601	3,673,276

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	161,759	$3,092,832
Santander Consumer USA Holdings Inc.	253,584	3,527,353
SLM Corp.(a)	1,049,977	7,549,335
Synchrony Financial	1,111,702	17,887,285

		67,728,088

Containers & Packaging — 1.6%
AptarGroup Inc.	95,836	9,539,515
Ardagh Group SA(a)	51,063	605,607
Avery Dennison Corp.(a)	13,551	1,380,440
Berry Global Group Inc.(a)(b)	201,845	6,804,195
Crown Holdings Inc.(a)(b)	136,688	7,933,372
Graphic Packaging Holding Co.(a)	718,597	8,766,883
International Paper Co.	977,067	30,416,096
O-I Glass Inc.	384,520	2,733,937
Packaging Corp. of America	232,700	20,205,341
Sealed Air Corp.	358,122	8,849,195
Silgan Holdings Inc.	192,896	5,597,842
Sonoco Products Co.	246,640	11,431,764
Westrock Co.	637,434	18,013,885

		132,278,072

Distributors — 0.5%
Genuine Parts Co.	349,715	23,546,311
LKQ Corp.(b)	654,393	13,421,600

		36,967,911

Diversified Consumer Services — 0.5%
frontdoor Inc.(a)(b)	210,733	7,329,294
Graham Holdings Co., Class B	10,407	3,550,556
Grand Canyon Education Inc.(a)(b)	107,008	8,163,105
H&R Block Inc.(a)	417,130	5,873,190
Service Corp. International	282,077	11,032,032
ServiceMaster Global Holdings Inc.(a)(b)	285,384	7,705,368

		43,653,545

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	1,036,204	14,973,148
Jefferies Financial Group Inc.	632,414	8,645,099
Voya Financial Inc.	311,222	12,620,052

		36,238,299

Diversified Telecommunication Services — 0.5%
CenturyLink Inc.	2,708,832	25,625,551
GCI Liberty Inc., Class A(a)(b)	243,813	13,890,026

		39,515,577

Electric Utilities — 6.0%
Alliant Energy Corp.	597,673	28,861,629
Avangrid Inc.	138,648	6,070,009
Edison International	874,121	47,893,090
Entergy Corp.	496,295	46,636,841
Evergy Inc.	566,157	31,166,943
Eversource Energy	808,208	63,209,948
FirstEnergy Corp.	1,348,319	54,027,142
Hawaiian Electric Industries Inc.	270,846	11,659,920
IDACORP Inc.	124,970	10,971,116
NRG Energy Inc.	627,375	17,102,243
OGE Energy Corp.	500,394	15,377,108
PG&E Corp.(a)(b)	1,318,188	11,850,510
Pinnacle West Capital Corp.	278,840	21,133,284
PPL Corp.	1,921,121	47,413,266
Xcel Energy Inc.	1,307,642	78,850,813

		492,223,862

67

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.5%
Acuity Brands Inc.	72,798	$6,235,877
AMETEK Inc.	115,784	8,338,764
GrafTech International Ltd.(a)	152,012	1,234,337
Hubbell Inc.	61,071	7,007,287
nVent Electric PLC	377,366	6,366,164
Regal Beloit Corp.	101,586	6,394,839
Sensata Technologies Holding PLC(a)(b)	228,356	6,606,339

		42,183,607

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics Inc.(b)	201,459	10,449,678
Avnet Inc.	249,834	6,270,834
Coherent Inc.(a)(b)	59,532	6,334,800
Corning Inc.	1,288,105	26,457,677
Dolby Laboratories Inc., Class A(a)	135,337	7,336,619
FLIR Systems Inc.(a)	306,660	9,779,388
IPG Photonics Corp.(a)(b)	82,300	9,076,044
Jabil Inc.	289,092	7,105,881
Littelfuse Inc.	58,593	7,817,478
National Instruments Corp.	305,109	10,093,006
SYNNEX Corp.	102,383	7,484,197
Trimble Inc.(a)(b)	517,645	16,476,640

		124,682,242

Energy Equipment & Services — 0.6%
Apergy Corp.(b)	191,711	1,102,338
Baker Hughes Co.	1,618,051	16,989,536
Halliburton Co.	2,163,391	14,819,228
Helmerich & Payne Inc.	270,053	4,226,330
National Oilwell Varco Inc.(a)	967,442	9,509,955
Patterson-UTI Energy Inc.	488,095	1,147,023
Transocean Ltd.(a)(b)	1,436,549	1,666,397

		49,460,807

Entertainment — 0.7%
Cinemark Holdings Inc.	265,328	2,703,692
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	61,669	1,592,294
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	490,993	13,369,739
Lions Gate Entertainment Corp., Class A(b)	130,437	793,057
Lions Gate Entertainment Corp., Class B, NVS(b)	282,615	1,576,992
Madison Square Garden Co. (The), Class A(b)	42,770	9,042,006
Take-Two Interactive Software Inc.(b)	149,794	17,767,066
Zynga Inc., Class A(a)(b)	1,661,896	11,383,988

		58,228,834

Equity Real Estate Investment Trusts (REITs) — 13.6%
Alexandria Real Estate Equities Inc.	302,802	41,502,042
American Campus Communities Inc.	343,180	9,523,245
American Homes 4 Rent, Class A	366,493	8,502,638
Apartment Investment & Management Co., Class A	367,005	12,900,226
Apple Hospitality REIT Inc.	521,197	4,779,376
AvalonBay Communities Inc.	347,493	51,140,545
Boston Properties Inc.	386,337	35,631,862
Brandywine Realty Trust	432,432	4,549,185
Brixmor Property Group Inc.	745,604	7,083,238
Camden Property Trust	231,501	18,344,139
Colony Capital Inc.	1,120,747	1,961,307
Columbia Property Trust Inc.	288,891	3,611,138
CoreSite Realty Corp.	20,664	2,394,958
Corporate Office Properties Trust	277,734	6,146,253
Cousins Properties Inc.	361,240	10,573,495
CubeSmart	479,691	12,850,922

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	277,838	$17,156,496
Digital Realty Trust Inc.	650,697	90,388,320
Douglas Emmett Inc.	412,174	12,575,429
Duke Realty Corp.(a)	913,945	29,593,539
Empire State Realty Trust Inc., Class A(a)	380,624	3,410,391
EPR Properties	195,161	4,726,799
Equity Commonwealth	300,810	9,538,685
Equity Residential	912,975	56,339,687
Essex Property Trust Inc.	162,774	35,849,346
Extra Space Storage Inc.(a)	58,799	5,630,592
Federal Realty Investment Trust	186,741	13,932,746
Gaming and Leisure Properties Inc.	505,962	14,020,207
Healthcare Trust of America Inc., Class A	533,452	12,952,215
Healthpeak Properties Inc.	1,258,743	30,021,021
Highwoods Properties Inc.	253,203	8,968,450
Host Hotels & Resorts Inc.	1,767,865	19,517,230
Hudson Pacific Properties Inc.(a)	382,327	9,695,813
Invitation Homes Inc.(a)	1,329,227	28,405,581
Iron Mountain Inc.	628,611	14,960,942
JBG SMITH Properties	305,152	9,712,988
Kilroy Realty Corp.	258,300	16,453,710
Kimco Realty Corp.	1,023,078	9,893,164
Life Storage Inc.	115,913	10,959,574
Macerich Co. (The)	350,595	1,973,850
Medical Properties Trust Inc.(a)	1,275,901	22,060,328
Mid-America Apartment Communities Inc.	282,371	29,092,684
National Retail Properties Inc.	426,316	13,723,112
Omega Healthcare Investors Inc.	560,872	14,885,543
Outfront Media Inc.	305,881	4,123,276
Paramount Group Inc.	478,721	4,212,745
Park Hotels & Resorts Inc.	603,135	4,770,798
Rayonier Inc.(a)	321,787	7,578,084
Realty Income Corp.	813,898	40,580,954
Regency Centers Corp.(a)	416,307	15,998,678
Retail Properties of America Inc., Class A	528,675	2,733,250
Service Properties Trust	404,103	2,182,156
SITE Centers Corp.	373,771	1,947,347
SL Green Realty Corp.	198,345	8,548,670
Spirit Realty Capital Inc.	247,159	6,463,208
STORE Capital Corp.	531,879	9,637,647
Sun Communities Inc.	171,024	21,352,346
Taubman Centers Inc.	145,165	6,079,510
UDR Inc.	683,153	24,962,411
Ventas Inc.	926,353	24,826,260
VEREIT Inc.	2,656,414	12,989,864
VICI Properties Inc.	1,147,236	19,090,007
Vornado Realty Trust	432,799	15,671,652
Weingarten Realty Investors	300,215	4,332,102
Welltower Inc.	1,025,156	46,931,642
Weyerhaeuser Co.	1,861,779	31,557,154
WP Carey Inc.	424,954	24,681,328

		1,119,184,100

Food & Staples Retailing — 1.0%
Casey’s General Stores Inc.(a)	68,452	9,069,206
Grocery Outlet Holding Corp.(a)(b)	111,996	3,845,943
Kroger Co. (The)	1,982,856	59,723,623
Sprouts Farmers Market Inc.(a)(b)	154,004	2,862,934
U.S. Foods Holding Corp.(b)	546,861	9,684,908

		85,186,614

68

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 3.9%
Archer-Daniels-Midland Co.	1,390,592	$48,921,027
Beyond Meat Inc.(a)(b)	118,155	7,869,123
Bunge Ltd.	342,245	14,042,312
Campbell Soup Co.	179,150	8,269,564
Conagra Brands Inc.	1,199,832	35,203,071
Flowers Foods Inc.	490,097	10,056,790
Hain Celestial Group Inc. (The)(a)(b)	207,151	5,379,711
Hershey Co. (The)	45,591	6,040,808
Hormel Foods Corp.	691,089	32,232,391
Ingredion Inc.	166,005	12,533,378
JM Smucker Co. (The)	273,154	30,320,094
Kellogg Co.	377,874	22,668,661
Lamb Weston Holdings Inc.	269,332	15,378,857
McCormick & Co. Inc./MD, NVS	107,733	15,212,977
Pilgrim’s Pride Corp.(b)	85,312	1,545,853
Post Holdings Inc.(b)	88,803	7,367,985
Seaboard Corp.	625	1,758,000
TreeHouse Foods Inc.(a)(b)	114,520	5,056,058
Tyson Foods Inc., Class A	718,439	41,576,065

		321,432,725

Gas Utilities — 0.6%
Atmos Energy Corp.(a)	300,647	29,833,202
National Fuel Gas Co.	202,998	7,569,795
UGI Corp.	522,469	13,934,248

		51,337,245
Health Care Equipment & Supplies — 2.0%
Cantel Medical Corp.(a)	39,746	1,426,882
Cooper Companies Inc. (The)	104,593	28,833,152
Dentsply Sirona Inc.	554,582	21,534,419
Envista Holdings Corp.(b)	126,974	1,896,992
Hill-Rom Holdings Inc.(a)	79,832	8,031,099
Hologic Inc.(b)	129,711	4,552,856
ICU Medical Inc.(b)	33,114	6,681,412
Integra LifeSciences Holdings Corp.(b)	176,122	7,867,370
Steris PLC(a)	196,355	27,483,809
West Pharmaceutical Services Inc.	44,675	6,801,769
Zimmer Biomet Holdings Inc.	512,004	51,753,364

		166,863,124

Health Care Providers & Services — 2.8%
Acadia Healthcare Co. Inc.(a)(b)	215,577	3,955,838
Cardinal Health Inc.	727,647	34,883,397
Centene Corp.(a)(b)	208,120	12,364,409
Covetrus Inc.(a)(b)	240,545	1,958,036
DaVita Inc.(a)(b)	216,576	16,472,770
Encompass Health Corp.	121,234	7,762,613
Henry Schein Inc.(a)(b)	317,705	16,050,457
Laboratory Corp. of America Holdings(a)(b)	226,191	28,588,280
McKesson Corp.	358,923	48,547,925
MEDNAX Inc.(a)(b)	207,734	2,418,024
Molina Healthcare Inc.(a)(b)	33,001	4,610,570
Premier Inc., Class A(a)(b)	153,376	5,018,463
Quest Diagnostics Inc.	330,437	26,534,091
Universal Health Services Inc., Class B	194,634	19,284,337

		228,449,210

Health Care Technology — 0.0%
Change Healthcare Inc.(a)(b)	289,648	2,893,584

Hotels, Restaurants & Leisure — 1.1%
Aramark	621,516	12,411,674

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.(a)(b)	1,430,551	$9,670,525
Choice Hotels International Inc.	47,117	2,885,916
Dunkin’ Brands Group Inc.	14,514	770,693
Extended Stay America Inc.(a)	449,831	3,288,265
Hilton Grand Vacations Inc.(b)	184,171	2,904,377
Hyatt Hotels Corp., Class A(a)	90,092	4,315,407
International Game Technology PLC	243,579	1,449,295
MGM Resorts International	1,107,026	13,062,907
Norwegian Cruise Line Holdings Ltd.(a)(b)	425,843	4,667,239
Royal Caribbean Cruises Ltd.	426,379	13,716,612
Six Flags Entertainment Corp.	179,021	2,244,923
Vail Resorts Inc.	10,967	1,619,936
Wyndham Destinations Inc.(a)	223,216	4,843,787
Wyndham Hotels & Resorts Inc.	160,570	5,059,561
Wynn Resorts Ltd.	41,732	2,511,849
Yum China Holdings Inc.(a)	175,131	7,465,835

		92,888,801

Household Durables — 1.7%
DR Horton Inc.	835,219	28,397,446
Garmin Ltd.	360,791	27,044,894
Leggett & Platt Inc.	329,482	8,790,580
Lennar Corp., Class A	402,230	15,365,186
Lennar Corp., Class B	21,134	611,195
Mohawk Industries Inc.(a)(b)	147,696	11,260,343
Newell Brands Inc.	942,097	12,511,048
PulteGroup Inc.	625,326	13,957,276
Toll Brothers Inc.	304,409	5,859,873
Whirlpool Corp.	155,058	13,303,977

		137,101,818

Household Products — 0.3%
Clorox Co. (The)	57,844	10,021,473
Energizer Holdings Inc.	158,028	4,780,347
Reynolds Consumer Products Inc.	69,754	2,034,724
Spectrum Brands Holdings Inc.	113,453	4,126,286

		20,962,830

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	1,649,921	22,438,925
Vistra Energy Corp.	1,053,555	16,814,738

		39,253,663

Industrial Conglomerates — 0.0%
Carlisle Companies Inc.(a)	18,643	2,335,595

Insurance — 6.1%
Alleghany Corp.	31,154	17,207,912
American Financial Group Inc./OH	184,646	12,939,992
American National Insurance Co.	18,950	1,561,101
Arch Capital Group Ltd.(b)	823,446	23,435,273
Arthur J Gallagher & Co.(a)	366,156	29,845,376
Assurant Inc.(a)	150,497	15,665,233
Assured Guaranty Ltd.	232,365	5,992,693
Athene Holding Ltd., Class A(b)	206,831	5,133,545
Axis Capital Holdings Ltd.	185,861	7,183,528
Brighthouse Financial Inc.(a)(b)	267,596	6,467,795
Brown & Brown Inc.(a)	551,973	19,992,462
Cincinnati Financial Corp.	378,537	28,560,617
CNA Financial Corp.	69,896	2,169,572
Erie Indemnity Co., Class A, NVS	20,583	3,051,224
Everest Re Group Ltd.	69,542	13,381,272
Fidelity National Financial Inc.	656,571	16,335,486

69

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	269,962	$11,449,088
Globe Life Inc.	265,324	19,095,368
Hanover Insurance Group Inc. (The)	96,347	8,727,111
Hartford Financial Services Group Inc. (The)	896,162	31,580,749
Kemper Corp.(a)	127,618	9,490,951
Lincoln National Corp.	499,363	13,143,234
Loews Corp.	616,159	21,460,818
Markel Corp.(a)(b)	30,918	28,688,503
Mercury General Corp.	69,060	2,812,123
Old Republic International Corp.	699,522	10,667,711
Primerica Inc.	29,014	2,567,159
Principal Financial Group Inc.	677,560	21,234,730
Reinsurance Group of America Inc.	156,475	13,165,807
RenaissanceRe Holdings Ltd.	67,191	10,032,960
Unum Group	505,321	7,584,868
White Mountains Insurance Group Ltd.(a)	7,736	7,039,760
Willis Towers Watson PLC	321,847	54,665,713
WR Berkley Corp.	357,531	18,652,392

		500,982,126

Interactive Media & Services — 0.4%
IAC/InterActiveCorp.(a)(b)	77,431	13,877,958
TripAdvisor Inc.	25,640	445,880
Zillow Group Inc., Class A(a)(b)	139,948	4,754,033
Zillow Group Inc., Class C, NVS(a)(b)	312,446	11,254,305

		30,332,176

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	45,090	2,537,214
Qurate Retail Inc., Series A(a)(b)	954,296	5,825,977

		8,363,191

IT Services — 1.4%
Akamai Technologies Inc.(b)	34,270	3,135,362
Alliance Data Systems Corp.	89,676	3,017,597
Amdocs Ltd.	330,917	18,190,508
CACI International Inc., Class A(b)	61,452	12,975,590
DXC Technology Co.	643,539	8,398,184
Jack Henry & Associates Inc.(a)	22,876	3,551,270
Leidos Holdings Inc.(a)	332,308	30,456,028
Sabre Corp.	574,030	3,403,998
VeriSign Inc.(b)	80,323	14,465,369
Western Union Co. (The)	813,692	14,752,236

		112,346,142

Leisure Products — 0.1%
Brunswick Corp./DE	201,890	7,140,849
Mattel Inc.(b)	265,112	2,335,637
Polaris Inc.	14,874	716,183

		10,192,669

Life Sciences Tools & Services — 1.7%
Adaptive Biotechnologies Corp.(a)(b)	48,250	1,340,385
Agilent Technologies Inc.	699,767	50,117,313
Avantor Inc.(a)(b)	227,650	2,843,348
Bio-Rad Laboratories Inc., Class A(b)	52,794	18,507,465
IQVIA Holdings Inc.(b)	251,815	27,160,766
PerkinElmer Inc.(a)	213,904	16,102,693
PPD Inc.(b)	69,493	1,237,670
QIAGEN NV(b)	550,096	22,883,994

		140,193,634

Machinery — 4.3%
AGCO Corp.	154,391	7,294,975

Security	Shares	Value

Machinery (continued)
Colfax Corp.(b)	230,253	$4,559,009
Crane Co.	125,371	6,165,746
Cummins Inc.	366,334	49,572,317
Dover Corp.	202,540	17,001,208
Flowserve Corp.	260,037	6,212,284
Fortive Corp.	570,186	31,468,565
Gates Industrial Corp. PLC(a)(b)	125,011	922,581
IDEX Corp.	93,976	12,979,025
Ingersoll Rand Inc.(b)	361,278	8,959,694
ITT Inc.	217,479	9,864,847
Lincoln Electric Holdings Inc.	8,476	584,844
Nordson Corp.(a)	13,311	1,797,917
Oshkosh Corp.(a)	168,929	10,867,203
PACCAR Inc.	846,611	51,753,330
Parker-Hannifin Corp.	319,676	41,471,568
Pentair PLC	415,976	12,379,446
Snap-on Inc.	136,146	14,815,408
Stanley Black & Decker Inc.	378,479	37,847,900
Timken Co. (The)	166,590	5,387,521
Trinity Industries Inc.	250,821	4,030,693
WABCO Holdings Inc.(b)	21,082	2,847,124
Westinghouse Air Brake Technologies Corp.(a)	324,160	15,601,821
Woodward Inc.(a)	24,776	1,472,685

		355,857,711

Marine — 0.1%
Kirby Corp.(a)(b)	146,965	6,388,569

Media — 2.2%
Discovery Inc., Class A(a)(b)	387,804	7,538,910
Discovery Inc., Class C, NVS(b)	839,404	14,723,146
DISH Network Corp., Class A(a)(b)	646,113	12,915,799
Fox Corp., Class A, NVS(a)	766,868	18,121,091
Fox Corp., Class B(a)(b)	358,716	8,207,422
Interpublic Group of Companies Inc. (The)	867,260	14,040,939
John Wiley & Sons Inc., Class A	109,665	4,111,341
Liberty Broadband Corp., Class A(b)	61,700	6,601,900
Liberty Broadband Corp., Class C, NVS(b)	262,346	29,046,949
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	208,804	6,616,999
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	386,330	12,215,755
New York Times Co. (The), Class A	328,650	10,092,842
News Corp., Class A, NVS(a)	955,189	8,572,821
News Corp., Class B	300,968	2,705,702
Nexstar Media Group Inc., Class A	25,835	1,491,455
Omnicom Group Inc.	250,927	13,775,892
Sinclair Broadcast Group Inc., Class A	9,167	147,405
ViacomCBS Inc., Class A	16,678	297,369
ViacomCBS Inc., Class B, NVS	610,545	8,553,735

		179,777,472

Metals & Mining — 2.3%
Alcoa Corp.(b)	461,171	2,840,813
Freeport-McMoRan Inc.	3,604,090	24,327,608
Newmont Corp.(a)	2,038,944	92,323,384
Nucor Corp.	758,158	27,308,851
Reliance Steel & Aluminum Co.	161,678	14,161,376
Royal Gold Inc.	110,389	9,682,219
Steel Dynamics Inc.	513,435	11,572,825
U.S. Steel Corp.(a)	426,596	2,691,821

		184,908,897

70

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	1,344,869	$14,228,714
Annaly Capital Management Inc.	3,554,231	18,019,951
Chimera Investment Corp.	457,415	4,162,476
MFA Financial Inc.	1,113,792	1,726,378
New Residential Investment Corp.	1,048,809	5,254,533
Starwood Property Trust Inc.	685,708	7,028,507
Two Harbors Investment Corp.	689,100	2,625,471

		53,046,030

Multi-Utilities — 5.5%
Ameren Corp.(a)	611,621	44,544,357
CenterPoint Energy Inc.	1,249,282	19,301,407
CMS Energy Corp.	706,857	41,527,849
Consolidated Edison Inc.	830,371	64,768,938
DTE Energy Co.	462,715	43,944,044
MDU Resources Group Inc.	495,955	10,663,032
NiSource Inc.	927,140	23,150,686
Public Service Enterprise Group Inc.	1,259,873	56,580,896
Sempra Energy(a)	703,548	79,493,889
WEC Energy Group Inc.	786,942	69,353,198

		453,328,296

Multiline Retail — 0.4%
Dollar General Corp.	37,698	5,692,775
Dollar Tree Inc.(a)(b)	268,618	19,735,365
Kohl’s Corp.	391,936	5,718,346
Macy’s Inc.	782,086	3,840,042

		34,986,528

Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp.	574,096	1,205,602
Antero Resources Corp.(a)(b)	655,306	467,168
Apache Corp.	943,173	3,942,463
Cabot Oil & Gas Corp.	370,172	6,363,257
Centennial Resource Development Inc./DE, Class A(a)(b)	509,359	133,961
Cheniere Energy Inc.(b)	245,746	8,232,491
Chesapeake Energy Corp.(a)(b)	3,235,585	558,785
Cimarex Energy Co.	253,675	4,269,350
Concho Resources Inc.	494,636	21,195,152
Continental Resources Inc./OK(a)	217,564	1,662,189
Devon Energy Corp.	966,160	6,676,166
Diamondback Energy Inc.	319,323	8,366,263
EQT Corp.	631,200	4,462,584
Equitrans Midstream Corp.	454,455	2,285,909
Hess Corp.	668,436	22,258,919
HollyFrontier Corp.	370,411	9,078,774
Kosmos Energy Ltd.	898,086	804,326
Marathon Oil Corp.	1,981,997	6,520,770
Murphy Oil Corp.	372,496	2,283,400
Noble Energy Inc.	1,186,434	7,166,061
ONEOK Inc.	696,751	15,196,139
Parsley Energy Inc., Class A	314,268	1,800,756
PBF Energy Inc., Class A	296,106	2,096,430
Pioneer Natural Resources Co.	235,200	16,499,280
Range Resources Corp.(a)	514,876	1,173,917
Targa Resources Corp.	573,826	3,965,138
Williams Companies Inc. (The)	3,031,512	42,895,895
WPX Energy Inc.(a)(b)	1,040,923	3,174,815

		204,735,960

Paper & Forest Products — 0.0%
Domtar Corp.	141,893	3,070,565

Security	Shares	Value

Personal Products — 0.2%
Coty Inc., Class A	716,613	$3,697,723
Herbalife Nutrition Ltd.(a)(b)	210,306	6,132,523
Nu Skin Enterprises Inc., Class A	136,206	2,976,101

		12,806,347

Pharmaceuticals — 1.2%
Catalent Inc.(b)	381,388	19,813,106
Elanco Animal Health Inc.(a)(b)	985,854	22,073,271
Horizon Therapeutics PLC(b)	409,064	12,116,476
Jazz Pharmaceuticals PLC(b)	15,903	1,586,165
Mylan NV(a)(b)	1,279,410	19,076,003
Nektar Therapeutics(a)(b)	355,148	6,339,392
Perrigo Co. PLC	313,654	15,083,621

		96,088,034

Professional Services — 0.6%
CoreLogic Inc.	184,653	5,639,303
Equifax Inc.(a)	45,746	5,464,360
IHS Markit Ltd.	359,610	21,576,600
ManpowerGroup Inc.	145,286	7,698,705
Nielsen Holdings PLC(a)	772,834	9,691,338

		50,070,306

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(b)	525,264	19,807,705
Howard Hughes Corp. (The)(a)(b)	68,694	3,470,421
Jones Lang LaSalle Inc.(a)	112,896	11,400,238

		34,678,364

Road & Rail — 1.2%
AMERCO	22,228	6,458,345
JB Hunt Transport Services Inc.(a)	147,789	13,630,579
Kansas City Southern(a)	238,409	30,320,857
Knight-Swift Transportation Holdings Inc.	305,745	10,028,436
Landstar System Inc.(a)	10,092	967,419
Lyft Inc., Class A(a)(b)	431,403	11,583,171
Old Dominion Freight Line Inc.(a)	140,102	18,389,723
Ryder System Inc.	128,989	3,410,469
Schneider National Inc., Class B	137,506	2,659,366

		97,448,365

Semiconductors & Semiconductor Equipment — 2.7%
Cree Inc.(a)(b)	247,975	8,793,193
Cypress Semiconductor Corp.(a)	916,321	21,368,606
First Solar Inc.(a)(b)	205,603	7,414,044
Lam Research Corp.	43,826	10,518,240
Marvell Technology Group Ltd.	1,657,501	37,509,248
Maxim Integrated Products Inc.	416,535	20,247,766
Microchip Technology Inc.(a)	420,335	28,498,713
MKS Instruments Inc.(a)	134,198	10,930,427
ON Semiconductor Corp.(a)(b)	1,020,449	12,694,386
Qorvo Inc.(b)	288,501	23,261,836
Skyworks Solutions Inc.	403,847	36,095,845

		217,332,304

Software — 0.8%
2U Inc.(a)(b)	87,299	1,852,485
Bill.Com Holdings Inc.(a)(b)	5,530	189,126
CERENCE Inc.(a)(b)	88,382	1,361,083
Ceridian HCM Holding Inc.(a)(b)	43,347	2,170,384
Citrix Systems Inc.	32,289	4,570,508
Dynatrace Inc.(a)(b)	59,801	1,425,656
LogMeIn Inc.	119,929	9,987,687
Medallia Inc.(a)(b)	30,990	621,039

71

Schedule of Investments (continued) March 31, 2020	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NortonLifeLock Inc.	1,399,004	$26,175,365
Nuance Communications Inc.(a)(b)	710,618	11,924,170
SolarWinds Corp.(a)(b)	79,448	1,244,950
SS&C Technologies Holdings Inc.	52,823	2,314,704

		63,837,157

Specialty Retail — 1.5%
Advance Auto Parts Inc.	125,402	11,702,515
AutoNation Inc.(a)(b)	133,555	3,747,553
Best Buy Co. Inc.	437,571	24,941,547
CarMax Inc.(b)	215,302	11,589,707
Dick’s Sporting Goods Inc.	157,138	3,340,754
Foot Locker Inc.	258,564	5,701,336
Gap Inc. (The)	538,289	3,789,554
L Brands Inc.	483,507	5,589,341
Penske Automotive Group Inc.	86,687	2,427,236
Tiffany & Co.	301,509	39,045,415
Urban Outfitters Inc.(a)(b)	171,161	2,437,333
Williams-Sonoma Inc.	156,940	6,673,089

		120,985,380

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	3,252,225	31,579,105
Western Digital Corp.	740,221	30,807,998
Xerox Holdings Corp.(b)	442,958	8,389,624

		70,776,727

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)(b)	206,765	2,230,994
Carter’s Inc.	58,976	3,876,493
Columbia Sportswear Co.(a)	26,461	1,846,184
Hanesbrands Inc.	199,893	1,573,158
PVH Corp.	180,671	6,800,456
Ralph Lauren Corp.	120,504	8,053,282
Skechers U.S.A. Inc., Class A(b)	208,146	4,941,386
Tapestry Inc.	685,491	8,877,109
Under Armour Inc., Class A(a)(b)	159,375	1,467,844
Under Armour Inc., Class C, NVS(a)(b)	164,422	1,325,241

		40,992,147

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	878,066	5,575,719
New York Community Bancorp. Inc.	1,132,890	10,637,837
TFS Financial Corp.	120,703	1,843,135

		18,056,691

Trading Companies & Distributors — 0.6%
Air Lease Corp.(a)	244,857	5,421,134
Fastenal Co.	137,313	4,291,031
HD Supply Holdings Inc.(a)(b)	401,752	11,421,809
MSC Industrial Direct Co. Inc., Class A	109,433	6,015,532
United Rentals Inc.(a)(b)	54,115	5,568,434
Univar Solutions Inc.(a)(b)	422,350	4,527,592
Watsco Inc.	80,648	12,744,803
WESCO International Inc.(b)	105,368	2,407,659

		52,397,994

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	182,133	4,598,858

Water Utilities — 0.9%
American Water Works Co. Inc.	450,768	53,893,822
Essential Utilities Inc.	536,686	21,843,120

		75,736,942

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	1,408,318	$12,139,701
Telephone & Data Systems Inc.	248,591	4,166,385
U.S. Cellular Corp.(b)	36,068	1,056,432

		17,362,518

Total Common Stocks — 99.5% (Cost: $10,515,338,024)		8,161,336,691

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32%(c)(d)(e)	449,518,254	449,428,351
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.22%(c)(d)	14,530,000	14,530,000

		463,958,351

Total Short-Term Investments — 5.7% (Cost: $464,003,702)		463,958,351

Total Investments in Securities — 105.2% (Cost: $10,979,341,726)		8,625,295,042

Other Assets, Less Liabilities — (5.2)%		(423,350,123)

Net Assets — 100.0%		$8,201,944,919

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

72

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF,

iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF,

iShares Core S&P U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF,

iShares Russell 1000 Growth ETF, iShares Russell 1000 Pure U.S. Revenue ETF,

iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF,

iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF,

iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF,

iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF,

iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and

iShares S&P Small-Cap 600 Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Micro-Cap ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Pure U.S. Revenue ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (twenty four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.   Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.     Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:	June 04, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:	June 04, 2020

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 04, 2020